UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-15-387454) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

●	PIMCO Funds—Asset Allocation Funds
●	PIMCO Funds—Bond Funds
●	PIMCO Funds—Credit Bond Funds
●	PIMCO Funds—Fundamental Index Funds
●	PIMCO Funds—International Bond Funds
●	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund
●	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®
●	PIMCO Funds—PIMCO Income Fund
●	PIMCO Funds—PIMCO Low Duration Fund
●	PIMCO Funds—PIMCO Real Return Fund

Filed under this submission on Form N-CSR:

●	PIMCO Funds—PIMCO Total Return Fund
●	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund
●	PIMCO Funds—Real Return Strategy Funds
●	PIMCO Funds—Short Duration Strategy Funds
●	PIMCO Funds—StocksPLUS® Funds
●	PIMCO Funds—Tax-Efficient Strategy Funds
●	PIMCO Funds—PIMCO Unconstrained Bond Fund
●	PIMCO Funds—Private Account Portfolio Series
●	PIMCO Funds—PIMCO Investment Grade Corporate Bond Fund
●	PIMCO Funds—PIMCO Total Return Fund IV
●	PIMCO Funds—PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
●	PIMCO Funds—PIMCO High Yield Fund
●	PIMCO Funds—PIMCO RAE Fundamental PLUS Fund

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

PIMCO Total Return Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

* This report includes a summary Schedule of Investments. A complete Schedule of Investments for the PIMCO Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was

2	PIMCO TOTAL RETURN FUND

2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■	EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Chairman’s Letter (Cont.)

ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87. PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TOTAL RETURN FUND

Important Information About the PIMCO Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk, and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the PIMCO Total Return Fund (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO TOTAL RETURN FUND

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	09/08/94	04/08/98	01/13/97	01/13/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO Total Return Fund

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	-1.92%	1.57%	3.23%	5.76%	7.62%
PIMCO Total Return Fund Class P	-1.97%	1.47%	3.13%	5.66%	7.54%
PIMCO Total Return Fund Administrative Class	-2.05%	1.32%	2.97%	5.50%	7.36%
PIMCO Total Return Fund Class D	-2.07%	1.28%	2.93%	5.45%	7.31%
PIMCO Total Return Fund Class A	-2.11%	1.18%	2.83%	5.31%	7.14%
PIMCO Total Return Fund Class A (adjusted)	-5.78%	-2.62%	2.04%	4.91%	6.97%
PIMCO Total Return Fund Class C	-2.48%	0.43%	2.06%	4.53%	6.35%
PIMCO Total Return Fund Class C (adjusted)	-3.44%	-0.54%	2.06%	4.53%	6.35%
PIMCO Total Return Fund Class R	-2.24%	0.92%	2.57%	5.05%	6.87%
Barclays U.S. Aggregate Index	-0.47%	2.94%	3.10%	4.64%	6.66%	**
Lipper Core Plus Bond Funds Average	-1.86%	0.82%	3.51%	4.74%	6.05%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.75% for Class D shares, 0.85% for Class A shares, 1.60% for Class C shares, and 1.10% for Class R shares.

8	PIMCO TOTAL RETURN FUND

Institutional Class - PTTRX	Class P - PTTPX	Administrative Class - PTRAX	Class D - PTTDX
Class A - PTTAX	Class C - PTTCX	Class R - PTRRX

Allocation Breakdown†

U.S. Government Agencies	33.0%
U.S. Treasury Obligations	30.3%
Corporate Bonds & Notes	13.3%
Sovereign Issues	7.5%
Mortgage-Backed Securities	7.2%
Short-Term Instruments‡	3.1%
Other	5.6%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

The PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	An underweight in investment grade corporate credits positively contributed to performance, as spreads widened during the reporting period.

»

Long dollar positions versus a basket of emerging market currencies, particularly the Brazilian real, benefited performance, as the currency depreciated relative to the U.S. dollar during the reporting period.

»	Select positions in non-agency mortgage-backed securities benefited performance, as the total returns from the holdings were positive during the reporting period.

»	U.S. interest rate strategies detracted from performance, particularly duration, yield curve positioning and instrument selection, as the yield curve steepened and U.S. dollar swaps outperformed U.S. Treasuries during the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities detracted from performance, as breakeven inflation rates declined over the reporting period.

»	Duration (or sensitivity to changes in market interest rates) exposure in Germany detracted from performance, as rates rose and the yield curve steepened during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

Expense Example

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$980.80	$2.33	$1,000.00	$1,022.65	$2.38	0.47%
Class P	1,000.00	980.30	2.82	1,000.00	1,022.15	2.88	0.57
Administrative Class	1,000.00	979.50	3.56	1,000.00	1,021.40	3.64	0.72
Class D	1,000.00	979.30	3.76	1,000.00	1,021.20	3.84	0.76
Class A	1,000.00	978.90	4.25	1,000.00	1,020.70	4.34	0.86
Class C	1,000.00	975.20	7.95	1,000.00	1,016.95	8.12	1.61
Class R	1,000.00	977.60	5.49	1,000.00	1,019.45	5.60	1.11

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	PIMCO TOTAL RETURN FUND

Benchmark Descriptions

Index	Description

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Financial Highlights PIMCO Total Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Institutional Class
04/01/2015 - 09/30/2015+	$10.86	$0.18	$(0.39)	$(0.21)	$(0.18)	$0.00	$0.00
03/31/2015	10.78	0.23	0.36	0.59	(0.43)	(0.08)	0.00
03/31/2014	11.24	0.23	(0.37)	(0.14)	(0.23)	(0.07)	(0.02)
03/31/2013	11.09	0.29	0.58	0.87	(0.45)	(0.27)	0.00
03/31/2012	10.88	0.34	0.30	0.64	(0.43)	0.00	0.00
03/31/2011	11.04	0.33	0.41	0.74	(0.36)	(0.54)	0.00
Class P
04/01/2015 - 09/30/2015+	10.86	0.18	(0.39)	(0.21)	(0.18)	0.00	0.00
03/31/2015	10.78	0.22	0.36	0.58	(0.42)	(0.08)	0.00
03/31/2014	11.24	0.22	(0.37)	(0.15)	(0.22)	(0.07)	(0.02)
03/31/2013	11.09	0.28	0.58	0.86	(0.44)	(0.27)	0.00
03/31/2012	10.88	0.33	0.30	0.63	(0.42)	0.00	0.00
03/31/2011	11.04	0.32	0.41	0.73	(0.35)	(0.54)	0.00
Administrative Class
04/01/2015 - 09/30/2015+	10.86	0.17	(0.39)	(0.22)	(0.17)	0.00	0.00
03/31/2015	10.78	0.20	0.36	0.56	(0.40)	(0.08)	0.00
03/31/2014	11.24	0.20	(0.37)	(0.17)	(0.20)	(0.07)	(0.02)
03/31/2013	11.09	0.26	0.58	0.84	(0.42)	(0.27)	0.00
03/31/2012	10.88	0.31	0.30	0.61	(0.40)	0.00	0.00
03/31/2011	11.04	0.30	0.41	0.71	(0.33)	(0.54)	0.00
Class D
04/01/2015 - 09/30/2015+	10.86	0.17	(0.39)	(0.22)	(0.17)	0.00	0.00
03/31/2015	10.78	0.20	0.36	0.56	(0.40)	(0.08)	0.00
03/31/2014	11.24	0.20	(0.37)	(0.17)	(0.20)	(0.07)	(0.02)
03/31/2013	11.09	0.26	0.58	0.84	(0.42)	(0.27)	0.00
03/31/2012	10.88	0.31	0.30	0.61	(0.40)	0.00	0.00
03/31/2011	11.04	0.29	0.42	0.71	(0.33)	(0.54)	0.00

Please see footnotes on page 14.

12	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.18)	$10.47	(1.92)%	$61,004,815	0.47	%*	0.47	%*	0.46	%*	0.46	%*	3.40	%*	218%
(0.51)	10.86	5.64	68,575,915	0.46		0.46		0.46		0.46		2.11		265
(0.32)	10.78	(1.24)	148,740,191	0.46		0.46		0.46		0.46		2.10		227
(0.72)	11.24	7.92	180,450,317	0.46		0.46		0.46		0.46		2.54		380
(0.43)	11.09	5.99	151,703,994	0.46		0.46		0.46		0.46		3.11		584
(0.90)	10.88	6.86	136,538,305	0.46		0.46		0.46		0.46		2.92		430

(0.18)	10.47	(1.97)	4,887,660	0.57	*	0.57	*	0.56	*	0.56	*	3.30	*	218
(0.50)	10.86	5.53	5,939,687	0.56		0.56		0.56		0.56		1.99		265
(0.31)	10.78	(1.34)	9,177,693	0.56		0.56		0.56		0.56		2.01		227
(0.71)	11.24	7.81	12,607,217	0.56		0.56		0.56		0.56		2.43		380
(0.42)	11.09	5.88	9,917,236	0.56		0.56		0.56		0.56		3.00		584
(0.89)	10.88	6.75	8,184,067	0.56		0.56		0.56		0.56		2.83		430

(0.17)	10.47	(2.05)	7,261,111	0.72	*	0.72	*	0.71	*	0.71	*	3.14	*	218
(0.48)	10.86	5.37	16,184,030	0.71		0.71		0.71		0.71		1.84		265
(0.29)	10.78	(1.49)	27,495,302	0.71		0.71		0.71		0.71		1.84		227
(0.69)	11.24	7.65	32,933,466	0.71		0.71		0.71		0.71		2.30		380
(0.40)	11.09	5.72	31,608,990	0.71		0.71		0.71		0.71		2.85		584
(0.87)	10.88	6.59	32,792,128	0.71		0.71		0.71		0.71		2.67		430

(0.17)	10.47	(2.07)	6,051,114	0.76	*	0.76	*	0.75	*	0.75	*	3.10	*	218
(0.48)	10.86	5.33	6,996,615	0.75		0.75		0.75		0.75		1.83		265
(0.29)	10.78	(1.53)	14,557,245	0.75		0.75		0.75		0.75		1.81		227
(0.69)	11.24	7.61	19,790,241	0.75		0.75		0.75		0.75		2.25		380
(0.40)	11.09	5.68	17,905,432	0.75		0.75		0.75		0.75		2.81		584
(0.87)	10.88	6.55	17,422,193	0.75		0.75		0.75		0.75		2.63		430

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Financial Highlights PIMCO Total Return Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class A
04/01/2015 - 09/30/2015+	$10.86	$0.16	$(0.39)	$(0.23)	$(0.16)	$0.00	$0.00
03/31/2015	10.78	0.19	0.36	0.55	(0.39)	(0.08)	0.00
03/31/2014	11.24	0.19	(0.38)	(0.19)	(0.18)	(0.07)	(0.02)
03/31/2013	11.09	0.25	0.57	0.82	(0.40)	(0.27)	0.00
03/31/2012	10.88	0.30	0.30	0.60	(0.39)	0.00	0.00
03/31/2011	11.04	0.28	0.41	0.69	(0.31)	(0.54)	0.00
Class C
04/01/2015 - 09/30/2015+	10.86	0.12	(0.39)	(0.27)	(0.12)	0.00	0.00
03/31/2015	10.78	0.10	0.37	0.47	(0.31)	(0.08)	0.00
03/31/2014	11.24	0.11	(0.38)	(0.27)	(0.10)	(0.07)	(0.02)
03/31/2013	11.09	0.16	0.58	0.74	(0.32)	(0.27)	0.00
03/31/2012	10.88	0.21	0.30	0.51	(0.30)	0.00	0.00
03/31/2011	11.04	0.19	0.42	0.61	(0.23)	(0.54)	0.00
Class R
04/01/2015 - 09/30/2015+	10.86	0.15	(0.39)	(0.24)	(0.15)	0.00	0.00
03/31/2015	10.78	0.16	0.36	0.52	(0.36)	(0.08)	0.00
03/31/2014	11.24	0.16	(0.37)	(0.21)	(0.16)	(0.07)	(0.02)
03/31/2013	11.09	0.22	0.58	0.80	(0.38)	(0.27)	0.00
03/31/2012	10.88	0.27	0.30	0.57	(0.36)	0.00	0.00
03/31/2011	11.04	0.25	0.42	0.67	(0.29)	(0.54)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.16)	$10.47	(2.11)%	$9,684,878	0.86	%*	0.86	%*	0.85	%*	0.85	%*	3.01	%*	218%
(0.47)	10.86	5.23	11,961,388	0.85		0.85		0.85		0.85		1.72		265
(0.27)	10.78	(1.63)	20,713,345	0.85		0.85		0.85		0.85		1.71		227
(0.67)	11.24	7.50	27,514,833	0.85		0.85		0.85		0.85		2.16		380
(0.39)	11.09	5.57	26,837,998	0.85	(c)	0.85	(c)	0.85	(c)	0.85	(c)	2.71		584
(0.85)	10.88	6.39	26,070,979	0.90		0.90		0.90		0.90		2.48		430

(0.12)	10.47	(2.48)	4,472,406	1.61	*	1.61	*	1.60	*	1.60	*	2.26	*	218
(0.39)	10.86	4.45	5,194,548	1.60		1.60		1.60		1.60		0.96		265
(0.19)	10.78	(2.36)	8,136,311	1.60		1.60		1.60		1.60		0.97		227
(0.59)	11.24	6.70	12,666,824	1.60		1.60		1.60		1.60		1.40		380
(0.30)	11.09	4.79	11,673,671	1.60	(c)	1.60	(c)	1.60	(c)	1.60	(c)	1.96		584
(0.77)	10.88	5.60	11,717,441	1.65		1.65		1.65		1.65		1.73		430

(0.15)	10.47	(2.24)	1,610,343	1.11	*	1.11	*	1.10	*	1.10	*	2.76	*	218
(0.44)	10.86	4.96	1,996,566	1.10		1.10		1.10		1.10		1.45		265
(0.25)	10.78	(1.87)	2,957,161	1.10		1.10		1.10		1.10		1.45		227
(0.65)	11.24	7.24	3,583,839	1.10		1.10		1.10		1.10		1.90		380
(0.36)	11.09	5.31	3,179,665	1.10	(c)	1.10	(c)	1.10	(c)	1.10	(c)	2.46		584
(0.83)	10.88	6.13	2,641,023	1.15		1.15		1.15		1.15		2.24		430

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Statement of Assets and Liabilities PIMCO Total Return Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$133,216,611
Investments in Affiliates	1,100,806
Financial Derivative Instruments
Exchange-traded or centrally cleared	126,058
Over the counter	4,518,341
Cash	30,266
Deposits with counterparty	50,396
Foreign currency, at value	274,347
Receivable for investments sold~	18,841,926
Receivable for Fund shares sold	64,431
Interest and dividends receivable	621,869
Dividends receivable from Affiliates	540
Other assets	1
Total Assets	158,845,592
Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,280,433
Payable for sale-buyback transactions	84,988
Payable for short sales	41,651
Financial Derivative Instruments
Exchange-traded or centrally cleared	25,653
Over the counter	1,254,608
Payable for Investments purchased~	55,529,842
Payable for investments in Affiliates purchased	1,000,540
Deposits from counterparty	3,720,388
Payable for Fund shares redeemed	861,947
Dividends payable	25,045
Accrued investment advisory fees	19,871
Accrued supervisory and administrative fees	19,134
Accrued distribution fees	5,881
Accrued servicing fees	3,282
Other liabilities	2
Total Liabilities	63,873,265

Net Assets	$94,972,327
Net Assets Consist of:
Paid in capital	$95,232,956
(Overdistributed) net investment income	(3,804,877)
Accumulated undistributed net realized gain	2,810,689
Net unrealized appreciation	733,559
$94,972,327

Cost of Investments in securities	$134,011,103
Cost of Investments in Affiliates	$1,100,806
Cost of Foreign Currency Held	$274,465
Proceeds Received on Short Sales	$41,656
Cost or Premiums of Financial Derivative Instruments, net	$(366,199)

* Includes repurchase agreements of:	$33,607

~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2015 (Unaudited)

Net Assets:
Institutional Class	$61,004,815
Class P	4,887,660
Administrative Class	7,261,111
Class D	6,051,114
Class A	9,684,878
Class C	4,472,406
Class R	1,610,343
Shares Issued and Outstanding:
Institutional Class	5,825,800
Class P	466,758
Administrative Class	693,419
Class D	577,865
Class A	924,880
Class C	427,103
Class R	153,783
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.47
Class P	10.47
Administrative Class	10.47
Class D	10.47
Class A	10.47
Class C	10.47
Class R	10.47

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Statement of Operations PIMCO Total Return Fund

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$1,993,733
Dividends	7,365
Dividends from Investments in Affiliates	10,403
Total Income	2,011,501

Expenses:
Investment advisory fees	130,424
Supervisory and administrative fees	125,537
Distribution and/or servicing fees - Administrative Class	11,954
Distribution and/or servicing fees - Class D	8,092
Distribution fees - Class C	18,031
Distribution fees - Class R	2,237
Servicing fees - Class A	13,303
Servicing fees - Class C	6,010
Servicing fees - Class R	2,237
Trustee fees	106
Interest expense	2,661
Total Expenses	320,592

Net Investment Income	1,690,909

Net Realized Gain (Loss):
Investments in securities	(1,331,417)
Investments in Affiliates	2,937
Exchange-traded or centrally cleared financial derivative instruments	(1,348,934)
Over the counter financial derivative instruments	1,851,793
Foreign currency	2,379

Net Realized (Loss)	(823,242)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(2,716,070)
Investments in Affiliates	(1,167)
Exchange-traded or centrally cleared financial derivative instruments	571,651
Over the counter financial derivative instruments	(837,310)
Foreign currency assets and liabilities	5,435

Net Change in Unrealized (Depreciation)	(2,977,461)

Net (Decrease) in Net Assets Resulting from Operations	$(2,109,794)

* Foreign tax withholdings	$3

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Total Return Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
(Decrease) in Net Assets from:

Operations:
Net investment income	$1,690,909	$3,678,157
Net realized gain (loss)	(823,242)	6,355,471
Net change in unrealized (depreciation)	(2,977,461)	(301,911)

Net increase (decrease) in net assets resulting from operations	(2,109,794)	9,731,717

Distributions to Shareholders:
From net investment income
Institutional Class	(1,126,463)	(4,153,189)
Class P	(86,760)	(279,657)
Administrative Class	(146,649)	(840,863)
Class D	(101,189)	(357,619)
Class A	(160,693)	(576,549)
Class B	0	(1,191)^
Class C	(54,805)	(168,658)
Class R	(24,770)	(86,385)
From net realized capital gains
Institutional Class	0	(726,283)
Class P	0	(52,077)
Administrative Class	0	(173,828)
Class D	0	(65,692)
Class A	0	(115,433)
Class B	0	(218)^
Class C	0	(43,163)
Class R	0	(19,697)

Total Distributions(a)	(1,701,329)	(7,660,502)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(18,065,299)	(117,136,094)

Total (Decrease) in Net Assets	(21,876,422)	(115,064,879)

Net Assets:
Beginning of period	116,848,749	231,913,628
End of period*	$94,972,327	$116,848,749

* Including (overdistributed) net investment income of:	$(3,804,877)	$(3,794,457)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Summary Schedule of Investments PIMCO Total Return Fund

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
INVESTMENTS IN SECURITIES

BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (i) (Cost $36,497)			$	36,137	0.1%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Ally Financial, Inc.
2.500% - 8.000% due 01/15/2016 - 03/15/2020 (j)	$	1,289,140		1,306,776	1.4%
Bank of America Corp.
6.875% due 04/25/2018		542,257		606,445	0.6%
0.651% - 8.680% due 10/09/2015 - 08/01/2025		601,660		636,175	0.7%
Barclays Bank PLC
14.000% due 06/15/2019 (h)	GBP	371,934		725,106	0.7%
7.625% - 10.179% due 06/12/2021 - 04/10/2023	$	374,037		469,912	0.5%
10.000% due 05/21/2021	GBP	3,100		6,019	0.0%
JPMorgan Chase Bank N.A.
0.010% - 6.000% due 06/13/2016 - 10/01/2017	$	989,704		1,001,260	1.1%
5.375% due 09/28/2016	GBP	8,200		12,846	0.0%
Lloyds Bank PLC
12.000% due 12/16/2024 (h)	$	1,190,500		1,687,534	1.8%
13.000% due 12/19/2021	AUD	27,200		21,043	0.0%
Other Banking & Finance (c)(h)(i)(j)(l)				8,291,362	8.7%

Total Banking & Finance				14,764,478	15.5%

INDUSTRIALS
Total Industrials ^(i)(l)				1,583,023	1.7%
UTILITIES
Petrobras Global Finance BV
1.953% - 7.875% due 01/27/2016 - 06/05/2115 (l)	$	1,166,322		987,314	1.0%
Other Utilities (i)				503,871	0.6%

Total Utilities				1,491,185	1.6%

Total Corporate Bonds & Notes (Cost $17,300,969)				17,838,686	18.8%

CONVERTIBLE BONDS & NOTES
Total Convertible Bonds & Notes (i) (Cost $24,904)				24,875	0.0%
MUNICIPAL BONDS & NOTES

CALIFORNIA
California State General Obligation Bonds, (BABs), Series 2009
7.300% - 7.550% due 04/01/2034 - 11/01/2039		295,089		413,424	0.4%
California State General Obligation Bonds, (BABs), Series 2010
6.650% - 7.950% due 03/01/2022 - 11/01/2040		411,505		557,004	0.6%
California State General Obligation Notes, Series 2009
5.950% - 6.200% due 04/01/2016 - 10/01/2019		4,850		5,227	0.0%

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Other California (i)			$	1,240,311	1.3%

Total California				2,215,966	2.3%

Other Municipal Bonds & Notes ^(f)(i)				1,672,259	1.8%

Total Municipal Bonds & Notes (Cost $3,548,731)				3,888,225	4.1%

U.S. GOVERNMENT AGENCIES
Fannie Mae
3.000% due 11/01/2030	$	704,800		732,911	0.8%
3.000% due 10/01/2045		1,790,000		1,815,144	1.9%
3.000% due 11/01/2045		815,000		824,729	0.9%
3.500% due 10/01/2030		678,500		716,825	0.7%
3.500% due 11/01/2030		471,200		497,209	0.5%
3.500% due 10/01/2045		4,505,400		4,701,809	4.9%
3.500% due 11/01/2045		5,517,900		5,746,162	6.0%
4.000% due 10/01/2045		6,095,200		6,503,293	6.8%
4.000% due 11/01/2045		6,414,800		6,831,763	7.2%
4.500% due 10/01/2045		3,855,200		4,180,483	4.4%
5.500% due 10/01/2045		384,000		428,995	0.5%
6.000% due 10/01/2045		359,000		405,943	0.4%
0.000% - 903.213% due 01/01/2016 - 01/25/2048 (a)(b)(f)(n)		4,410,657		4,554,582	4.8%
Freddie Mac
3.500% due 11/01/2045		966,000		1,003,470	1.1%
4.000% due 11/01/2045		397,000		421,906	0.4%
4.500% due 10/01/2045		674,600		730,334	0.8%
0.200% - 37.401% due 01/01/2016 - 07/01/2047 (a)(n)		3,420,011		2,053,797	2.2%
Ginnie Mae
3.500% due 10/01/2045		394,700		413,409	0.4%
4.000% due 10/01/2045		581,760		619,949	0.7%
0.609% - 10.500% due 12/15/2015 - 09/20/2065 (a)		1,413,556		1,130,340	1.2%
Other U.S. Government Agencies (a)(i)				69,494	0.1%

Total U.S. Government Agencies (Cost $44,076,407)				44,382,547	46.7%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds
2.250% due 11/15/2024 (l)(n)		4,055,466		4,133,590	4.4%
2.375% due 08/15/2024		405,850		418,218	0.4%
2.750% due 08/15/2042		1,090,400		1,064,375	1.1%
2.750% due 11/15/2042		1,505,800		1,467,645	1.5%
2.875% due 08/15/2045 (l)		1,471,000		1,471,459	1.6%
3.000% due 05/15/2042 (n)		1,114,600		1,144,381	1.2%
3.000% due 11/15/2044 (n)		2,266,716		2,316,890	2.4%
3.125% due 02/15/2042		443,000		466,592	0.5%
3.125% due 08/15/2044		4,690,657		4,912,975	5.2%
3.375% due 05/15/2044		886,925		974,162	1.0%
4.375% due 11/15/2039		526,400		675,875	0.7%
4.625% due 02/15/2040		366,400		487,286	0.5%
2.000% - 6.000% due 08/15/2020 - 05/15/2045 (l)(n)(p)		1,408,881		1,654,000	1.7%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2020 (n)		411,105		408,883	0.4%
0.125% due 01/15/2022		1,685,160		1,644,787	1.7%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
0.125% due 07/15/2022 (n)	$	1,274,743	$	1,245,090	1.3%
0.625% due 07/15/2021 (n)		775,107		786,935	0.8%
1.750% due 01/15/2028		1,927,593		2,134,948	2.3%
2.000% due 01/15/2026		2,385,241		2,681,034	2.8%
2.375% due 01/15/2025		1,769,971		2,040,042	2.2%
2.375% due 01/15/2027		2,616,176		3,067,689	3.2%
2.500% due 01/15/2029		1,395,992		1,678,017	1.8%
3.875% due 04/15/2029		378,649		523,004	0.6%
0.125% - 3.625% due 01/15/2017 - 02/15/2045 (l)(n)		1,282,441		1,259,168	1.3%
U.S. Treasury Notes
1.750% due 09/30/2022		531,200		531,117	0.6%
2.000% due 07/31/2022		429,200		436,689	0.5%
0.375% - 2.750% due 01/15/2016 - 02/15/2024 (n)(p)		1,121,454		1,143,791	1.2%

Total U.S. Treasury Obligations (Cost $41,479,647)				40,768,642	42.9%

MORTGAGE-BACKED SECURITIES
BCAP LLC Trust
0.321% - 6.984% due 01/26/2021 - 07/28/2047 ^		3,373,721		3,093,040	3.3%
Other Mortgage-Backed Securities ^(i)				6,564,690	6.9%

Total Mortgage-Backed Securities (Cost $9,314,945)				9,657,730	10.2%

ASSET-BACKED SECURITIES
Total Asset-Backed Securities ^(i) (Cost $3,088,980)				3,297,568	3.5%
SOVEREIGN ISSUES
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (f)	BRL	4,569,352		1,113,912	1.2%
0.000% due 04/01/2016 (f)		8,081,875		1,902,173	2.0%
0.000% due 07/01/2016 (f)		4,964,800		1,126,018	1.2%
0.000% due 10/01/2016 (f)		11,205,800		2,441,870	2.6%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023 - 01/01/2025		1,529,400		286,543	0.3%
Mexico Government International Bond
4.000% - 10.000% due 06/14/2018 - 11/08/2046 (g)	MXN	20,804,970		1,345,099	1.5%
Other Sovereign Issues (g)(i)(j)(l)				1,868,748	1.8%

Total Sovereign Issues (Cost $11,916,933)				10,084,363	10.6%

CONVERTIBLE PREFERRED SECURITIES
Total Convertible Preferred Securities (d)(h)(i) (Cost $212,129)				213,252	0.2%
PREFERRED SECURITIES
Total Preferred Securities (h)(i) (Cost $14,433)				14,080	0.0%
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (i)				676,376	0.7%
COMMERCIAL PAPER
Total Commercial Paper (i)				439,768	0.5%

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
REPURCHASE AGREEMENTS (k)
			$	33,607	0.0%
CHINA TREASURY BILLS
Total China Treasury Bills (i)				31	0.0%
JAPAN TREASURY BILLS
(0.021%) due 10/05/2015 - 12/28/2015 (e)	JPY	220,220,000		1,835,761	1.9%
MEXICO TREASURY BILLS
3.620% due 05/26/2016	MXN	207,000		11,977	0.0%
U.S. TREASURY BILLS
0.113% due 01/07/2016 - 02/18/2016 (e)(l)(n)(p)	$	12,986		12,986	0.0%

Total Short-Term Instruments (Cost $2,996,528)				3,010,506	3.1%

Total Investments in Securities (Cost $134,011,103)				133,216,611	140.2%

		SHARES
INVESTMENTS IN AFFILIATES

SHORT-TERM INSTRUMENTS

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES
PIMCO Short-Term Floating NAV Portfolio III		111,024,275		1,100,806	1.2%

Total Short-Term Instruments (Cost $1,100,806)				1,100,806	1.2%

Total Investments in Affiliates (Cost $1,100,806)				1,100,806	1.2%

Total Investments (Cost $135,111,909)			$	134,317,417	141.4%

Financial Derivative Instruments (m)(o) (Cost or Premiums, net $(366,199))				3,364,138	3.5%

Other Assets and Liabilities, net				(42,709,228)	(44.9%)

Net Assets			$	94,972,327	100.0%

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon bond.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate as of September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

(j)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$274,300	$270,640	0.28%
Cyprus Government International Bond	4.750%	02/25/2016	06/24/2015	16,729	16,669	0.02%
Navient Corp.	5.000%	12/15/2015	03/06/2014 - 03/10/2014	2,067	2,074	0.00%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	15,000	15,815	0.02%

				$308,096	$305,198	0.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
GSC	0.290%	09/30/2015	10/01/2015	$17,000	Freddie Mac 4.000% due 03/01/2043	$(17,554)	$17,000	$17,000
NOM	0.270%	09/30/2015	10/01/2015	1,400	U.S. Treasury Notes 1.750% due 09/30/2022	(1,432)	1,400	1,400
SAL	0.280%	09/30/2015	10/01/2015	2,100	U.S. Treasury Notes 2.125% due 12/31/2021	(2,148)	2,100	2,100
SSB	0.000%	09/30/2015	10/01/2015	13,107	U.S. Treasury Notes 1.875% due 06/30/2020	(13,370)	13,107	13,107

Total Repurchase Agreements						$(34,504)	$33,607	$33,607

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(0.375%)	05/11/2015	TBD	(2)	$	(21,741)	$(21,709)
BRC	(2.000%)	01/30/2015	TBD	(2)		(6,276)	(6,191)
	(2.000%)	03/02/2015	TBD	(2)		(852)	(842)
	(1.000%)	01/20/2015	TBD	(2)		(8,457)	(8,397)
	(0.250%)	09/18/2015	TBD	(2)		(3,699)	(3,699)
DBL	(0.650%)	05/28/2015	TBD	(2)	EUR	(2,383)	(2,657)
	(0.650%)	08/03/2015	TBD	(2)		(2,199)	(2,454)
DEU	(0.500%)	03/13/2015	TBD	(2)	$	(2,965)	(2,957)
	0.220%	10/01/2015	10/05/2015			(1,027,500)	(1,027,500)
GRE	0.440%	09/18/2015	10/02/2015			(29,512)	(29,517)
JPS	0.220%	10/01/2015	10/08/2015			(15,019)	(15,019)
	0.300%	09/24/2015	10/01/2015			(25,719)	(25,720)
	0.400%	09/24/2015	10/01/2015			(130,011)	(130,021)
SAL	0.650%	10/02/2015	TBD	(2)		(3,750)	(3,750)

Total Reverse Repurchase Agreements							$(1,280,433)

(2)	Open maturity reverse repurchase agreement.

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
GSC	0.250%	09/24/2015	10/01/2015	$(84,984)	$(84,988)

Total Sale-Buyback Transactions					$(84,988)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $668,388 at a weighted average interest rate of (0.201%).

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2030	$37,000	$(38,740)	$(38,725)
Fannie Mae	4.500%	11/01/2045	2,700	(2,916)	(2,926)

Total Short Sales				$(41,656)	$(41,651)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(l)	Securities with an aggregate market value of $1,359,499 and cash of $310 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(21,709)	$0	$(21,709)	$20,787	$(922)
BRC	0	(19,129)	0	(19,129)	19,850	721
COM	0	0	0	0	2,047	2,047
DBL	0	(5,111)	0	(5,111)	4,915	(196)
DEU	0	(1,030,457)	0	(1,030,457)	1,022,162	(8,295)
GRE	0	(29,517)	0	(29,517)	29,399	(118)
GSC	17,000	0	0	17,000	(17,554)	(554)
JPS	0	(170,760)	0	(170,760)	169,342	(1,418)
NOM	1,400	0	0	1,400	(1,432)	(32)
SAL	2,100	(3,750)	0	(1,650)	1,600	(50)
SSB	13,107	0	0	13,107	(13,370)	(263)

Master Securities Forward Transaction Agreement
GSC	0	0	(84,988)	(84,988)	85,137	149

Total Borrowings and Other Financing Transactions	$33,607	$(1,280,433)	$(84,988)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(43,795)	$(43,795)
Sovereign Issues	0	0	0	(5,111)	(5,111)
U.S. Treasury Obligations	(155,741)	(29,517)	0	0	(185,258)

Total	$(155,741)	$(29,517)	$0	$(48,906)	$(234,164)
Sale-Buyback Transactions
U.S. Treasury Obligations	(84,988)	0	0	0	(84,988)

Total	$(84,988)	$0	$0	$0	$(84,988)

Total Borrowings	$(240,729)	$(29,517)	$0	$(48,906)	$(319,152)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(319,152)

(5)	Unsettled reverse repurchase agreements liability of $(1,046,269) is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$110.000	11/20/2015	11,195	$96	$83
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.250	11/20/2015	438	4	3
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.500	11/20/2015	4,227	36	31
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.750	11/20/2015	59,216	507	436
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/20/2015	4,878	42	36
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2015	14,600	125	217
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/20/2015	8,268	71	122
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2015	38,914	333	576
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.500	11/20/2015	4,339	37	64
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	4,906	42	72

				$1,293	$1,640

Total Purchased Options				$1,293	$1,640

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	27,881	$(28,929)	$1,046	$0
90-Day Eurodollar December Futures	Short	12/2017	25,953	(43,393)	973	0
90-Day Eurodollar June Futures	Short	06/2016	33,291	(31,195)	1,248	0
90-Day Eurodollar June Futures	Short	06/2017	15,155	(24,672)	568	0
90-Day Eurodollar March Futures	Short	03/2017	33,173	(45,547)	1,244	0
90-Day Eurodollar March Futures	Short	03/2018	11,340	(18,521)	425	0
90-Day Eurodollar September Futures	Short	09/2016	67,897	(80,614)	2,546	0
90-Day Eurodollar September Futures	Short	09/2017	16,210	(26,887)	608	0

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	Short	12/2015	1,342	$(426)	$192	$(1,006)
Call Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	4,345	(1,100)	243	(97)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	11,770	(11)	0	0
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	13,085	(12)	0	0
Canada Government 10-Year Bond December Futures	Short	12/2015	11,809	13,764	2,478	(1,681)
Euro-Bobl December Futures	Long	12/2015	2,591	1,440	160	(153)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	15,481	44,073	8,822	0
Euro-Bund 10-Year Bond December Futures	Long	12/2015	244	242	260	(4,382)
Euro-Bund 10-Year Bond December Futures	Short	12/2015	12,104	(19,619)	0	0
Euro-Schatz December Futures	Long	12/2015	9,546	1,034	0	(572)
Put Options Strike @ EUR 110.800 on Euro-Schatz 10-Year Bond November Futures	Long	11/2015	35,950	(34)	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	4,965	273	278	(5)
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	4,974	352	357	(5)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	82,214	69,545	614	(2,425)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	78,787	114,859	411	(5,946)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	14,184	(31,290)	8,711	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2016	480	(245)	0	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	25,578	(26,826)	0	(967)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	61,434	(56,701)	0	(2,323)
United Kingdom Long Gilt December Futures	Short	12/2015	4,872	(7,297)	885	(1,843)

Total Futures Contracts				$(197,737)	$32,069	$(21,414)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Variation Margin
								Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2015	0.134%	$	60,000	$134	$(101)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$	2,302,344	$67,214	$(65,658)	$8,261	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020		83,100	20	172	173	(41)
CDX.IG-24 5-Year Index	1.000%	06/20/2020		4,316,100	22,952	(36,561)	74	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$	2,632,500	$9,416	$(7,590)	$59	$(362)
iTraxx Europe Crossover 23 5-Year Index	5.000%	06/20/2020	EUR	85,100	4,668	(1,858)	265	0
iTraxx Europe Crossover 24 5-Year Index	5.000%	12/20/2020		890,300	58,723	(17,702)	1,438	0
iTraxx Europe Main 24 5-Year Index	1.000%	12/20/2020		3,092,500	17,782	(19,199)	1,153	0

					$180,775	$(148,396)	$11,423	$(403)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016	$	1,540,600	$(4,280)	$(1,770)	$111	$0
Receive	3-Month CAD-Bank Bill	2.300%	12/15/2025	CAD	62,000	(1,689)	(230)	0	(10)
Pay	3-Month USD-LIBOR	2.500%	12/16/2025	$	332,800	(13,001)	(6,612)	331	0
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		2,041,300	(10,152)	(10,173)	309	0
Receive	3-Month USD-LIBOR	1.750%	05/06/2018		5,000,000	(68,834)	(44,826)	1,388	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		1,396,100	(38,282)	(30,906)	816	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		1,823,000	(46,109)	(54,900)	1,199	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		4,273,200	(135,312)	(157,135)	2,080	0
Receive	3-Month USD-LIBOR	2.350%	08/05/2025		1,242,300	(42,598)	(35,641)	1,184	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		6,227,300	(249,931)	(349,840)	4,231	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		10,703,200	(429,692)	(1,013,269)	33,035	0
Receive	6-Month GBP-LIBOR	1.837%	10/06/2017	GBP	459,900	(12,297)	(12,297)	0	(98)
Receive	6-Month GBP-LIBOR	1.500%	12/16/2017		760,000	(11,257)	(6,472)	0	(200)
Receive	6-Month GBP-LIBOR	1.500%	03/16/2018		1,828,600	(22,350)	(15,726)	0	(632)
Receive	28-Day MXN-TIIE	3.615%	12/18/2015	MXN	14,500,000	(421)	282	0	(27)
Receive	28-Day MXN-TIIE	3.605%	12/18/2015		8,675,000	(240)	158	0	(16)
Receive	28-Day MXN-TIIE	3.430%	12/22/2015		91,400,000	(191)	(192)	0	(171)
Receive	28-Day MXN-TIIE	3.455%	12/23/2015		47,000,000	(244)	(244)	0	(244)
Receive	28-Day MXN-TIIE	3.445%	12/23/2015		12,084,900	(46)	(46)	0	(46)
Pay	28-Day MXN-TIIE	4.090%	08/23/2016		25,400,000	3,762	3,762	417	0
Pay	28-Day MXN-TIIE	4.060%	08/24/2016		38,507,900	5,013	4,369	637	0
Pay	28-Day MXN-TIIE	4.390%	09/08/2017		448,300	43	43	19	0

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	28-Day MXN-TIIE	4.785%	09/20/2017	MXN	17,600,000	$(472)	$(472)	$399	$0
Receive	28-Day MXN-TIIE	4.340%	09/28/2017		5,189,700	116	116	116	0
Receive	28-Day MXN-TIIE	4.335%	09/28/2017		8,670,000	244	244	244	0
Pay	28-Day MXN-TIIE	4.740%	09/20/2018		3,000,000	(49)	(49)	217	0
Receive	28-Day MXN-TIIE	4.730%	09/27/2018		5,900,000	369	369	369	0
Pay	28-Day MXN-TIIE	5.700%	01/18/2019		9,643,000	15,656	(2,043)	846	0
Pay	28-Day MXN-TIIE	5.470%	04/26/2019		5,238,000	5,356	(939)	530	0
Pay	28-Day MXN-TIIE	4.982%	07/03/2019		4,300,000	(244)	(244)	480	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		1,288,800	(321)	(1,157)	170	0
Pay	28-Day MXN-TIIE	6.330%	11/08/2019		1,870,800	577	43	180	0
Pay	28-Day MXN-TIIE	6.350%	11/08/2019		1,776,100	585	36	171	0
Pay	28-Day MXN-TIIE	6.320%	11/12/2019		1,430,100	414	225	139	0
Pay	28-Day MXN-TIIE	4.925%	01/13/2020		1,000,000	(697)	(83)	155	0
Pay	28-Day MXN-TIIE	5.270%	02/05/2020		2,600,000	234	225	422	0
Pay	28-Day MXN-TIIE	5.145%	04/02/2020		1,175,000	(402)	18	209	0
Pay	28-Day MXN-TIIE	5.615%	06/02/2020		2,635,100	2,128	107	516	0
Pay	28-Day MXN-TIIE	5.750%	06/08/2020		1,286,000	1,442	66	250	0
Pay	28-Day MXN-TIIE	5.535%	06/11/2020		4,350,000	2,388	(635)	863	0
Pay	28-Day MXN-TIIE	6.960%	07/27/2020		2,800,000	11,615	(159)	0	(238)
Pay	28-Day MXN-TIIE	6.240%	02/01/2021		2,310,000	4,765	(326)	604	0
Pay	28-Day MXN-TIIE	6.350%	06/02/2021		770,500	1,792	(1,498)	221	0
Pay	28-Day MXN-TIIE	6.650%	06/02/2021		1,200,000	3,899	(132)	347	0
Pay	28-Day MXN-TIIE	6.040%	09/21/2021		500	1	0	0	0
Pay	28-Day MXN-TIIE	5.905%	09/22/2021		1,115,300	827	(422)	340	0
Pay	28-Day MXN-TIIE	5.877%	09/23/2021		2,262,900	1,456	(835)	690	0
Pay	28-Day MXN-TIIE	5.765%	09/30/2021		3,300,000	795	42	1,008	0
Pay	28-Day MXN-TIIE	5.770%	09/30/2021		349,900	90	69	107	0
Pay	28-Day MXN-TIIE	5.570%	10/08/2021		3,082,600	(1,339)	(1,339)	940	0
Pay	28-Day MXN-TIIE	5.608%	10/08/2021		7,930,900	(2,477)	1,602	2,422	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021		17,420,100	(16,213)	(15,102)	5,405	0
Pay	28-Day MXN-TIIE	5.920%	12/08/2021		999,500	548	53	317	0
Pay	28-Day MXN-TIIE	5.795%	12/10/2021		3,082,200	390	1,334	976	0
Pay	28-Day MXN-TIIE	5.850%	12/21/2021		234,100	83	50	75	0
Pay	28-Day MXN-TIIE	5.375%	01/07/2022		5,228,100	(6,924)	(4,077)	1,660	0
Pay	28-Day MXN-TIIE	6.000%	06/07/2022		1,000,800	529	(154)	344	0
Pay	28-Day MXN-TIIE	5.940%	07/13/2022		12,327,300	2,553	350	4,301	0
Pay	28-Day MXN-TIIE	6.010%	07/19/2022		1,344,000	566	566	469	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022		10,384,600	(15,206)	5,614	3,627	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		156,000	(87)	(17)	55	0
Pay	28-Day MXN-TIIE	6.000%	09/02/2022		1,564,000	540	699	554	0
Pay	28-Day MXN-TIIE	5.910%	09/22/2022		4,451,800	(464)	(464)	0	(464)
Pay	28-Day MXN-TIIE	5.930%	09/22/2022		2,770,000	(89)	(89)	0	(89)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023		876,900	(1,013)	342	329	0
Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,920,100	5,253	(3,461)	789	0
Pay	28-Day MXN-TIIE	6.530%	06/05/2025		4,821,200	4,448	959	2,081	0
Pay	28-Day MXN-TIIE	6.360%	06/09/2025		416,800	40	40	178	0
Pay	28-Day MXN-TIIE	7.270%	04/10/2029		275,000	875	(29)	120	0
Pay	28-Day MXN-TIIE	6.860%	11/27/2029		145,000	63	0	60	0

						$(1,053,468)	$(1,752,222)	$80,052	$(2,235)

Total Swap Agreements						$(872,559)	$(1,900,719)	$91,476	$(2,638)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(n)	Securities with an aggregate market value of $2,353,609 and cash of $50,093 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (5)			Market Value	Variation Margin Liability (5)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$1,640	$32,136	$92,282	$126,058	$0	$ (21,517)	$ (4,136)	$ (25,653)

(5)

Unsettled variation margin asset of $67 and liability of $(103) for closed futures and unsettled variation margin asset of $806 and liability of $(1,498) for closed swap agreements is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	09/2016		CNY	500,946	$		76,120	$0	$(422)
BOA	10/2015		BRL	863,426			226,612	10,492	(1,669)
	10/2015		CNY	247,790			37,544	0	(1,374)
	10/2015		JPY	56,773,710			474,300	913	0
	10/2015		MYR	45,011			10,764	514	0
	10/2015		RUB	1,778,358			26,411	0	(629)
	10/2015		SGD	36,041			25,596	274	0
	10/2015		THB	1,912,783			52,607	0	(59)
	10/2015		TWD	3,589,810			110,711	2,081	0
	10/2015	$		216,657		BRL	863,426	1,133	0
	10/2015			1,090,782		CAD	1,460,325	3,497	0
	10/2015			38,970		CNY	247,790	0	(52)
	10/2015			1,393		GBP	912	0	(13)
	10/2015			198,524		KRW	235,713,187	197	0
	10/2015			65,881		PHP	3,095,427	287	0
	10/2015			3,409		RUB	225,494	35	0
	10/2015			172,665		THB	6,276,549	152	0
	11/2015		BRL	57,662	$		14,301	0	(84)
	11/2015		CAD	1,460,325			1,090,625	0	(3,484)
	11/2015		CNY	488,638			75,442	51	(1,098)
	11/2015		ILS	537,304			136,743	0	(323)
	11/2015		RUB	1,522,056			22,114	0	(744)
	11/2015	$		1,513		CAD	2,002	0	(13)
	11/2015			92,613		EUR	83,310	536	0
	11/2015			160,218		ILS	629,861	541	(82)
	11/2015			6,000		RUB	411,000	173	0
	12/2015		HKD	5,298	$		684	0	0
	12/2015		MXN	1,003,435			59,174	176	0

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2015	$		21,615		HKD	167,561	$5	$0
	04/2016		BRL	355,363	$		107,784	23,375	0
	06/2016		EUR	1,795,000			2,458,722	441,962	0
	06/2016	$		140,340		EUR	103,913	0	(23,597)
	09/2016		EUR	500,000	$		655,000	91,834	0
	10/2016		BRL	1,205,000			285,535	12,112	0
BPS	10/2015			2,045,353			617,602	101,947	(262)
	10/2015		JPY	71,620,000			580,871	0	(16,156)
	10/2015		SGD	36,041			25,594	272	0
	10/2015	$		517,721		BRL	2,045,353	4,427	(6,232)
	10/2015			18,777		RUB	1,251,393	332	0
	11/2015		BRL	1,441,385	$		355,322	125	(4,391)
	11/2015		JPY	106,273,103			884,590	0	(1,627)
	11/2015	$		10,000		RUB	686,000	303	0
	12/2015		JPY	56,240,000	$		467,196	0	(2,287)
	12/2015		MXN	634,870			37,307	0	(20)
	01/2016		BRL	267,344			91,150	25,843	0
	01/2016		CNY	45,011			6,876	0	(115)
	04/2016		BRL	368,000			102,937	15,526	0
	04/2016		MXN	3,311,642			206,416	13,772	0
	09/2016		CNY	528,459			80,319	0	(427)
	10/2016		BRL	1,575,000			380,888	23,509	0
	01/2018			14,509			4,243	1,332	0
BRC	10/2015			78,900			27,929	8,028	0
	10/2015		INR	5,885,441			87,974	0	(1,590)
	10/2015		SGD	239,419			171,014	2,804	0
	10/2015	$		19,860		BRL	78,900	42	0
	10/2015			225,968		INR	14,574,967	0	(4,168)
	10/2015			40,520		PHP	1,888,232	0	(157)
	10/2015			69,556		SGD	98,758	0	(171)
	10/2015			20,199		THB	726,760	0	(180)
	10/2015			61,562		TWD	1,997,071	0	(1,129)
	11/2015		BRL	200,647	$		49,962	0	(94)
	11/2015		ILS	494,379			128,151	2,035	0
	12/2015		MXN	3,866,104			226,865	0	(443)
	12/2015	$		1,247		MXN	21,386	10	0
	06/2016		EUR	540,000	$		741,254	134,373	0
	07/2016		BRL	366,146			95,246	10,446	(56)
CBK	10/2015			257,315			70,011	5,106	0
	10/2015		CAD	1,484,939			1,119,425	6,701	0
	10/2015		ILS	237,781			62,402	1,784	0
	10/2015		JPY	83,851,800			694,531	0	(4,438)
	10/2015		KRW	111,946,850			95,252	874	0
	10/2015		MYR	58,969			14,781	1,353	0
	10/2015		PHP	16,769			359	1	0
	10/2015		THB	2,480,473			69,598	1,301	0
	10/2015	$		24,033		AUD	34,444	143	0
	10/2015			64,768		BRL	257,315	137	0
	10/2015			138,578		KRW	162,866,332	0	(1,271)
	10/2015			38,008		MYR	160,594	0	(1,438)
	10/2015			1,334		SGD	1,911	9	0
	11/2015		AUD	164,428	$		115,347	320	(142)
	11/2015		EUR	1,920,353			2,167,673	22,362	(1,841)
	11/2015		GBP	37,402			56,936	364	0
	11/2015		ILS	1,775,252			463,030	10,165	0
	11/2015		JPY	12,944,600			108,057	111	0
	11/2015	$		380,435		AUD	534,261	0	(6,264)
	11/2015			46,067		BRL	189,952	1,321	0
	11/2015			22,938		CAD	30,733	87	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015	$		46,546		DKK	317,145	$994	$0
	11/2015			3,352,207		EUR	3,026,349	37,010	(5,447)
	11/2015			106,930		ILS	416,344	0	(720)
	11/2015			1,502		NZD	2,303	0	(34)
	12/2015		MXN	2,435,093		$	143,038	60	(193)
	12/2015		SGD	1,911			1,330	0	(10)
	12/2015	$		48,210		MXN	829,374	554	0
	12/2015			31,285		TWD	1,014,260	0	(643)
	01/2016		CNY	713,760	$		108,742	0	(2,121)
	04/2016		BRL	3,005,819			895,873	181,843	0
	06/2016	$		337,675		EUR	250,000	0	(56,810)
	07/2016		BRL	710,229	$		184,792	20,192	0
	10/2016			310,000			70,296	0	(45)
DUB	10/2015			8,097,076			2,104,424	71,522	(9,494)
	10/2015		GBP	427,359			658,132	11,646	0
	10/2015		KRW	125,520,817			104,133	0	(1,689)
	10/2015		MYR	190,098			45,870	2,582	0
	10/2015		THB	145,617			4,045	36	0
	10/2015		TWD	1,000,777			30,468	121	0
	10/2015	$		2,178,188		BRL	8,097,076	36,095	(171,888)
	10/2015			4,624		MYR	19,612	0	(158)
	10/2015			57,491		RUB	3,654,695	0	(1,682)
	10/2015			30,465		TWD	1,000,777	0	(181)
	11/2015		BRL	895,120	$		220,605	0	(2,704)
	11/2015		CHF	7,682			7,833	0	(60)
	11/2015		ILS	1,423,067			367,501	4,478	0
	11/2015		JPY	38,968,661			324,288	0	(674)
	11/2015	$		75,936		BRL	316,380	2,993	0
	11/2015			954,778		EUR	843,409	0	(11,760)
	12/2015		HKD	178,481	$		23,023	0	(6)
	12/2015		MXN	2,122,025			124,906	583	(442)
	12/2015	$		38,315		MXN	666,106	849	0
	01/2016		BRL	676,056	$		228,354	63,209	0
	01/2016	$		100,000		BRL	398,500	0	(2,655)
	02/2016		EUR	450,000	$		605,520	101,531	0
	04/2016		BRL	1,160,550			323,890	48,224	0
	06/2016		EUR	1,250,000			1,709,019	304,692	0
	06/2016	$		2,636		EUR	1,950	0	(445)
	07/2016		BRL	751,100	$		194,585	20,514	0
	09/2016		EUR	500,000			656,880	93,714	0
	10/2016		BRL	5,171,835			1,266,900	98,510	(5,138)
FBF	10/2015			1,408,387			355,288	361	(683)
	10/2015		GBP	259,870			400,608	7,491	0
	10/2015		JPY	298,618,422			2,484,261	0	(4,951)
	10/2015		KRW	227,068,969			190,334	0	(1,099)
	10/2015		MYR	260,412			61,680	2,379	0
	10/2015	$		341,584		BRL	1,344,304	372	(2,871)
	10/2015			461,431		JPY	55,427,400	599	0
	10/2015			176,668		KRW	210,764,622	1,020	0
	10/2015			96,587		MYR	407,792	0	(3,725)
	10/2015			154,084		SGD	216,395	0	(2,050)
	11/2015		CHF	78,552	$		80,560	0	(152)
	11/2015		CNY	5,907			911	0	(14)
	11/2015	$		77,389		CAD	101,444	0	(1,388)
	12/2015		MXN	4,188,526	$		244,050	0	(2,215)
	01/2016		BRL	256,400			74,104	11,471	0
	03/2016			418,200			102,000	2,144	0
	04/2016			1,197,425			301,163	16,739	0

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	06/2016		EUR	500,000	$		685,010	$123,279	$0
GLM	10/2015		BRL	4,373,822			1,225,855	126,627	(4,018)
	10/2015		ILS	387,806			98,448	0	(416)
	10/2015		JPY	106,015,500			883,383	267	(605)
	10/2015		KRW	47,512,033			39,560	0	(495)
	10/2015		MXN	2,728,382			172,787	11,391	0
	10/2015		THB	1,297,826			35,743	0	(7)
	10/2015	$		1,099,975		BRL	4,373,822	3,272	0
	10/2015			12,699		GBP	8,208	0	(282)
	10/2015			82,243		ILS	312,835	0	(2,492)
	10/2015			1,599,510		JPY	192,889,300	8,369	0
	10/2015			67,961		KRW	80,397,863	0	(181)
	10/2015			69,000		MXN	1,178,175	592	0
	10/2015			51,579		THB	1,868,892	40	(155)
	10/2015			118,132		TWD	3,853,469	0	(1,524)
	11/2015		AUD	768,392	$		550,289	12,143	0
	11/2015		CHF	120,711			124,225	195	0
	11/2015		EUR	1,024,116			1,131,422	1,025	(14,670)
	11/2015		JPY	305,871,634			2,548,737	0	(1,942)
	11/2015		NZD	4,602			2,908	0	(25)
	11/2015	$		255,930		AUD	361,641	0	(2,653)
	11/2015			531,521		CAD	699,460	0	(7,491)
	11/2015			1,618,701		EUR	1,436,151	76	(13,013)
	11/2015			22,476		GBP	14,795	0	(98)
	12/2015		MXN	74,328	$		4,396	26	0
	04/2016		BRL	594,067			172,704	31,595	0
	05/2016		MXN	200,865			12,276	619	0
	06/2016			773,924			47,190	2,384	0
HUS	10/2015		BRL	14,052			3,631	87	0
	10/2015		EUR	5,009			5,708	111	0
	10/2015		JPY	26,835,148			224,100	345	0
	10/2015		KRW	81,554,300			68,596	0	(159)
	10/2015		MYR	395,618			94,422	4,332	0
	10/2015	$		3,537		BRL	14,052	7	0
	10/2015			46,019		CAD	61,650	177	0
	10/2015			1,568		GBP	1,004	0	(50)
	10/2015			158,889		MXN	2,722,268	1,790	0
	10/2015			70,957		MYR	301,213	0	(2,365)
	10/2015			74,652		SGD	106,492	166	0
	10/2015			8,008		TWD	260,460	0	(110)
	11/2015		CAD	61,650	$		46,013	0	(177)
	11/2015		CNY	716,646			110,724	0	(1,456)
	11/2015		ILS	228,843			59,699	1,321	0
	12/2015		MXN	3,168,872			188,317	2,002	0
	12/2015		SGD	106,492			74,491	0	(172)
	01/2016		BRL	1,000,000			348,311	104,032	0
	09/2016		CNY	606,854			92,185	0	(508)
	10/2016		BRL	850,000			206,788	13,917	0
	10/2016		CNY	1,685,453			256,964	132	(345)
IND	10/2016		BRL	400,000			101,523	10,760	0
JPM	10/2015		BRL	6,992,167			2,075,645	316,956	(5,005)
	10/2015		GBP	77,147			118,769	2,064	0
	10/2015		ILS	1,058,627			279,723	9,847	0
	10/2015		INR	4,668,531			70,639	0	(406)
	10/2015		JPY	208,967,905			1,733,314	544	(9,137)
	10/2015		KRW	94,426,042			79,041	0	(566)
	10/2015		MYR	92,015			22,188	1,235	0
	10/2015		THB	5,835,839			162,696	2,013	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015	$		1,947,586		BRL	6,992,167	$10,663	$(194,554)
	10/2015			14,105		GBP	9,095	0	(346)
	10/2015			212,013		JPY	25,432,504	0	(13)
	10/2015			48,198		MYR	208,311	0	(761)
	10/2015			37,549		RUB	2,508,273	753	0
	10/2015			92,852		THB	3,354,541	1	(490)
	11/2015		BRL	2,092,903	$		514,849	0	(7,276)
	11/2015		CAD	20,488			15,535	185	0
	11/2015		ILS	698,386			183,116	4,958	0
	11/2015		INR	3,171,314			47,934	0	(80)
	11/2015		JPY	25,432,504			212,102	19	0
	11/2015	$		1,974		AUD	2,763	0	(39)
	11/2015			201,201		CAD	266,238	0	(1,737)
	11/2015			203,454		ILS	788,875	0	(2,213)
	11/2015			148,833		INR	9,680,823	0	(2,265)
	12/2015		MXN	740,156	$		42,930	0	(588)
	12/2015	$		102,341		MXN	1,764,256	1,389	0
	12/2015			36,663		TWD	1,189,228	0	(735)
	01/2016		BRL	1,290,752	$		438,012	122,710	0
	01/2016		DKK	315,830			47,581	171	0
	02/2016		BRL	334,436			82,272	1,671	0
	04/2016			1,230,485			366,160	73,884	0
	04/2016	$		267,738		MXN	4,644,727	2,454	0
	07/2016		BRL	2,150,426	$		552,073	54,067	(366)
	09/2016		CNY	1,696,583			257,779	0	(1,394)
	10/2016		BRL	1,876,800			479,854	53,994	0
	10/2016		CNY	14,894			2,278	5	0
	01/2018	$		4,215		BRL	14,509	0	(1,303)
MSB	10/2015		BRL	1,377,208	$		434,187	86,801	0
	10/2015		DKK	316,890			47,340	0	(117)
	10/2015		JPY	6,087,900			50,222	0	(525)
	10/2015		RUB	20,286,646			310,859	1,073	0
	10/2015		TWD	1,947,588			60,129	1,194	0
	10/2015	$		389,374		BRL	1,377,208	348	(42,337)
	10/2015			111,211		CAD	148,987	431	0
	10/2015			43,524		RUB	2,797,386	0	(807)
	11/2015		BRL	200,700	$		50,000	0	(69)
	11/2015		CAD	166,089			123,950	0	(486)
	11/2015	$		108,169		CAD	143,384	0	(746)
	11/2015			150,997		ILS	582,365	0	(2,436)
	12/2015		MXN	3,063,398	$		179,188	0	(925)
	12/2015	$		178,495		MXN	3,068,984	2,179	(233)
	01/2016		BRL	395,600	$		137,567	40,930	0
	04/2016			644,000			188,663	35,694	0
	06/2016	$		100,491		MXN	1,753,443	1,025	0
	07/2016		BRL	473,927	$		111,309	2,640	(1,190)
	10/2016			705,000			180,134	20,164	0
NAB	10/2015		AUD	34,444			24,554	378	0
	06/2016		EUR	900,000			1,235,823	224,511	0
NGF	10/2015		BRL	205,516			67,437	15,598	0
	10/2015		KRW	91,711,130			78,722	1,404	0
	10/2015		MXN	2,699,474			173,538	14,205	0
	10/2015		PHP	4,113,941			88,282	342	0
	10/2015		TWD	2,703,896			83,325	1,503	0
	10/2015	$		51,729		BRL	205,516	110	0
	10/2015			77,140		SGD	107,896	0	(1,335)
	10/2015			75,769		THB	2,732,609	0	(530)
	12/2015		MXN	1,538,052	$		89,414	0	(1,016)

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	01/2016		BRL	825,000	$		279,474	$77,944	$0
	04/2016			621,712			187,970	40,295	0
	10/2016			437,000			111,385	12,226	0
RBC	04/2016		MXN	1,293,489			80,110	4,865	0
RYL	12/2015			717,575			42,068	0	(122)
	12/2015	$		142,878		MXN	2,460,145	1,767	0
SCX	10/2015		CAD	548,500	$		414,364	3,351	0
	10/2015		INR	10,097,700			156,661	2,995	0
	10/2015		JPY	8,656,479			72,300	121	0
	10/2015		KRW	100,583,516			83,907	0	(891)
	10/2015		MYR	861,732			213,595	17,362	0
	10/2015		PHP	3,720,785			79,470	0	(66)
	10/2015		SGD	219,949			156,414	1,884	0
	10/2015		THB	5,577,212			154,581	1,019	0
	10/2015		TWD	2,732,140			84,665	1,989	0
	10/2015	$		54,633		CAD	73,209	226	0
	10/2015			279,877		JPY	33,715,500	1,168	0
	10/2015			20,497		MYR	86,837	0	(723)
	10/2015			32,054		RUB	2,057,760	0	(631)
	10/2015			22,744		TWD	740,317	0	(295)
	11/2015		AUD	5,576	$		3,980	75	0
	11/2015		CAD	90,165			67,431	104	(226)
	11/2015		CNY	500,440			75,778	0	(2,558)
	11/2015		JPY	14,606,500			121,725	0	(79)
	11/2015	$		92,791		CAD	122,875	0	(734)
	11/2015			262,518		CNY	1,706,295	4,576	0
	11/2015			2,041		NZD	3,125	0	(50)
	01/2016			114,883		CNY	754,175	2,257	0
	06/2016		MXN	966,363	$		59,920	3,972	0
	07/2016		BRL	400,000			104,058	11,356	0
	09/2016		CNY	3,399,141			515,135	0	(3,973)
	10/2016			527,435			80,666	187	0
SOG	10/2015		BRL	525,057			171,700	39,260	0
	10/2015		GBP	236,322			363,881	6,386	0
	10/2015		JPY	61,244,740			509,592	0	(930)
	10/2015		RUB	3,409,320			50,734	0	(1,032)
	10/2015	$		132,877		BRL	525,057	73	(510)
	10/2015			5,832		GBP	3,818	0	(57)
	10/2015			583,669		RUB	38,751,909	5,320	(277)
	11/2015		GBP	976,162	$		1,480,033	3,567	0
	11/2015		ILS	603,695			155,864	1,862	0
	11/2015	$		191,289		RUB	12,800,836	921	(70)
	10/2016		BRL	450,000	$		101,672	0	(436)
UAG	10/2015			1,876,250			685,142	211,880	0
	10/2015		JPY	46,344,199			385,685	0	(629)
	10/2015		KRW	150,040,930			127,008	514	0
	10/2015		MXN	1,178,865			69,000	0	(655)
	10/2015		MYR	145,338			35,362	2,266	0
	10/2015		THB	2,574,430			72,012	1,128	0
	10/2015	$		472,262		BRL	1,876,250	1,001	0
	10/2015			2,309		GBP	1,498	0	(43)
	10/2015			160,815		MXN	2,749,769	1,846	0
	10/2015			106,447		MYR	453,911	0	(3,083)
	11/2015		BRL	8,167	$		2,052	15	0
	11/2015		CHF	14,932			15,226	0	(116)
	11/2015	$		1,634		AUD	2,236	0	(68)
	11/2015			741,408		EUR	662,207	407	(1,399)
	11/2015			461,373		JPY	55,474,300	1,230	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2015		MXN	12,896,685	$		751,461	$3,517	$(10,320)
	12/2015	$		400,840		MXN	6,867,102	4,313	(1,400)
	01/2016		BRL	158,200	$		51,189	12,544	0
	07/2016			546,200			141,521	14,936	0
	09/2016		CNY	367,069			55,811	0	(275)
	10/2016			317,572			48,403	0	(54)

Total Forward Foreign Currency Contracts								$4,206,050	$(751,826)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$	5,976,100	$22,522	$30,647
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	08/20/2018		184,000	19,530	17,687
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018		154,200	15,081	14,678
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	01/30/2018		1,384,800	19,664	19,044
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016		4,230,500	7,051	8,777
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	01/29/2016		699,700	6,297	5,492
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	01/29/2016		699,700	10,845	3,932
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580%	05/12/2016		544,800	17,434	5,713
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580%	05/23/2016		1,270,700	35,929	14,123
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020%	08/21/2017		136,300	9,268	8,941
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905%	08/20/2018		292,500	28,968	28,812

								$192,589	$157,846

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
FBF	Put - OTC Fannie Mae 4.500% due 11/01/2045	$80.000	10/07/2015	$	290,000	$ 12	$ 0
JPM	Put - OTC Fannie Mae 3.500% due 10/01/2045	84.000	10/07/2015		952,000	37	0
	Put - OTC Fannie Mae 4.000% due 11/01/2045	80.000	11/05/2015		170,000	7	0
	Put - OTC Fannie Mae 4.000% due 11/01/2045	82.000	11/05/2015		1,743,000	68	0
MYI	Put - OTC Fannie Mae 3.500% due 10/01/2045	75.000	10/07/2015		2,000,000	78	0
	Put - OTC Fannie Mae 4.000% due 10/01/2045	78.000	10/07/2015		2,100,000	82	0
	Put - OTC Fannie Mae 4.000% due 11/01/2045	78.000	11/05/2015		2,250,000	88	0
	Put - OTC Fannie Mae 4.500% due 11/01/2045	80.000	11/05/2015		1,000,000	39	0

						$ 411	$ 0

Total Purchased Options						$ 193,000	$ 157,846

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250%	12/16/2015	$	361,100	$(603)	$(644)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.725	11/03/2015	AUD	329,800	$(1,473)	$(819)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	298,500	(16,428)	(2,302)
	Put - OTC USD versus JPY		80.000	02/28/2019		175,000	(9,471)	(1,373)
	Call - OTC USD versus RUB	RUB	71.500	10/15/2015		123,800	(1,318)	(243)
	Call - OTC USD versus RUB		73.500	11/13/2015		75,000	(1,687)	(615)
BPS	Call - OTC EUR versus USD	$	1.149	11/25/2015	EUR	21,900	(183)	(148)
	Call - OTC USD versus INR	INR	68.500	10/30/2015	$	103,900	(603)	(89)
	Call - OTC USD versus INR		68.250	11/02/2015		140,300	(878)	(178)
	Call - OTC USD versus INR		68.500	12/04/2015		177,400	(1,664)	(698)
BRC	Call - OTC USD versus INR		69.000	11/26/2015		82,500	(744)	(199)
	Put - OTC USD versus JPY	JPY	94.750	04/21/2016		10,400	(158)	(10)
CBK	Call - OTC USD versus INR	INR	68.100	10/29/2015		106,800	(697)	(116)
DUB	Put - OTC USD versus BRL	BRL	3.900	10/29/2015		361,600	(2,712)	(6,824)
	Call - OTC USD versus BRL		4.550	03/17/2016		310,900	(7,847)	(12,254)
FBF	Call - OTC EUR versus USD	$	1.171	11/18/2015	EUR	447,200	(3,355)	(1,133)
	Call - OTC EUR versus USD		1.172	11/19/2015		397,500	(3,077)	(1,009)
	Put - OTC USD versus BRL	BRL	3.790	10/27/2015	$	350,000	(3,684)	(3,300)
	Put - OTC USD versus BRL		3.790	10/28/2015		57,000	(610)	(556)
	Put - OTC USD versus BRL		3.800	10/28/2015		165,600	(1,199)	(1,726)
	Put - OTC USD versus BRL		3.750	12/10/2015		207,100	(3,469)	(2,742)
	Call - OTC USD versus BRL		4.450	12/10/2015		207,100	(3,583)	(3,578)
	Call - OTC USD versus BRL		4.600	03/14/2016		66,100	(1,864)	(2,380)
	Call - OTC USD versus BRL		4.600	03/16/2016		400,000	(11,280)	(14,580)
GLM	Put - OTC EUR versus USD	$	1.078	12/07/2015	EUR	277,600	(2,394)	(1,703)
	Call - OTC EUR versus USD		1.151	12/07/2015		277,600	(2,394)	(2,036)
	Put - OTC EUR versus USD		1.077	12/08/2015		277,600	(2,285)	(1,706)
	Call - OTC EUR versus USD		1.152	12/08/2015		277,600	(2,440)	(1,998)
	Put - OTC EUR versus USD		1.076	12/14/2015		600,200	(4,806)	(3,975)
	Call - OTC EUR versus USD		1.155	12/14/2015		600,200	(5,448)	(4,320)
	Call - OTC USD versus BRL	BRL	3.800	10/02/2015	$	232,600	(3,698)	(9,776)
	Call - OTC USD versus BRL		3.910	10/07/2015		186,300	(1,924)	(4,638)
	Put - OTC USD versus BRL		3.450	10/15/2015		186,900	(2,252)	(19)
	Call - OTC USD versus BRL		4.450	01/14/2016		138,900	(2,854)	(3,965)
	Put - OTC USD versus MXN	MXN	16.750	10/16/2015		200,000	(2,270)	(1,445)
	Put - OTC USD versus MXN		16.150	10/20/2015		98,400	(428)	(93)
	Call - OTC USD versus MYR	MYR	4.300	11/16/2015		119,600	(1,967)	(4,214)
HUS	Call - OTC USD versus INR	INR	68.750	11/26/2015		195,400	(1,759)	(538)
	Put - OTC USD versus MXN	MXN	16.850	10/09/2015		186,700	(1,788)	(1,363)
	Call - OTC USD versus RUB	RUB	63.000	10/02/2015		74,200	(1,171)	(2,792)
JPM	Call - OTC AUD versus USD	$	0.735	11/04/2015	AUD	400,600	(1,657)	(493)
	Call - OTC AUD versus USD		0.735	11/05/2015		449,800	(1,896)	(576)
	Call - OTC USD versus BRL	BRL	4.500	02/12/2016	$	425,400	(10,780)	(14,480)
	Call - OTC USD versus INR	INR	68.000	10/23/2015		208,100	(1,900)	(142)
	Call - OTC USD versus INR		68.000	10/28/2015		104,600	(732)	(112)
	Call - OTC USD versus INR		68.250	11/10/2015		100,000	(737)	(204)
	Put - OTC USD versus JPY	JPY	109.000	11/10/2015		24,300	(465)	(13)
	Put - OTC USD versus MXN	MXN	16.650	10/02/2015		110,800	(1,003)	(72)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
MSB	Put - OTC USD versus MXN	MXN	15.800	10/02/2015	$	100,400	$(625)	$0
	Put - OTC USD versus MXN		16.100	11/19/2015		225,400	(1,690)	(760)
SCX	Call - OTC USD versus INR	INR	68.000	10/01/2015		250,000	(1,110)	0
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		377,400	(6,437)	(292)
UAG	Call - OTC EUR versus USD	$	1.150	11/12/2015	EUR	706,600	(5,597)	(3,784)
	Call - OTC EUR versus USD		1.153	11/25/2015		695,100	(6,070)	(4,127)
	Put - OTC USD versus JPY	JPY	116.300	10/23/2015	$	349,200	(2,121)	(841)

							$(160,682)	$(127,349)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	1,757,700	$(14,866)	$(1,680)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		4,179,400	(37,277)	(4,245)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		483,000	(6,231)	(551)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024		100,000	(1,710)	(579)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020		631,100	(4,733)	(603)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		486,300	(4,766)	(578)
JPM	Cap - OTC CPURNSA Index	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024		200,000	(990)	(427)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024		100,000	(475)	(220)

							$(71,048)	$(8,883)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$	5,976,100	$(8,516)	$(7,670)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915%	01/29/2016		5,976,100	(14,642)	(17,049)
BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	(13,437)	0
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	(2,416)	0
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/29/2015		913,300	(2,429)	(2,011)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200%	12/11/2015		910,200	(3,789)	(1,505)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018		1,489,600	(34,724)	(28,746)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.160%	12/14/2015		1,275,800	(4,720)	(2,649)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100%	01/30/2018		1,384,800	(7,201)	(6,595)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	01/30/2018		1,384,800	(12,532)	(11,803)

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016	$	100,000	$(200)	$0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500%	01/19/2016		2,821,800	(1,693)	(1,313)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016		1,408,700	(845)	(750)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650%	01/19/2016		2,821,800	(3,104)	(3,140)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016		1,408,700	(1,409)	(1,645)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500%	05/12/2016		5,180,100	(17,449)	(3,273)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500%	05/23/2016		12,070,100	(37,717)	(8,327)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100%	01/29/2016		699,700	(2,659)	(1,323)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	01/29/2016		699,700	(4,058)	(2,871)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700%	08/21/2017		600,400	(9,306)	(6,924)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018		1,287,100	(28,717)	(24,838)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	11/30/2015		926,400	(3,127)	(2,903)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	11/30/2015		926,400	(4,447)	(3,992)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	(11,650)	0
RYL	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	(20,516)	0

								$(251,303)	$(139,327)

Total Written Options								$(483,636)	$(276,203)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	0	$63,856,000	AUD	0	EUR	0	$ (425,259)
Sales	298,165	44,485,600		2,460,600		13,884,200	(513,510)
Closing Buys	(36,263)	(10,172,800)		0		(1,614,200)	72,036
Expirations	(201,043)	(23,941,300)		(305,100)		(6,213,905)	313,000
Exercised	(60,859)	(4,103,700)		(975,300)		(1,476,995)	70,097

Balance at End of Period	0	$70,123,800	AUD	1,180,200	EUR	4,579,100	$ (483,636)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	12/20/2015	0.129%	$	20,000	$(298)	$343	$45	$0
	Brazil Government International Bond	1.950%	04/20/2016	2.534%		300	0	2	2	0
	Brazil Government International Bond	1.000%	06/20/2016	2.532%		24,600	(71)	(194)	0	(265)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%		11,000	(167)	(128)	0	(295)
	Brazil Government International Bond	1.000%	03/20/2017	3.608%		8,600	(75)	(245)	0	(320)
	Colombia Government International Bond	1.000%	06/20/2019	2.151%		32,300	269	(1,577)	0	(1,308)
	General Electric Capital Corp.	1.000%	12/20/2015	0.117%		32,900	(1,099)	1,173	74	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.005%		10,000	(132)	135	3	0
	Japan Government International Bond	1.000%	12/20/2015	0.085%		40,300	727	(633)	94	0
	Mexico Government International Bond	1.000%	12/20/2016	0.889%		20,000	192	(159)	33	0
	Mexico Government International Bond	1.000%	09/20/2017	1.103%		25,000	(358)	314	0	(44)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		256,800	(366)	(2,391)	0	(2,757)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		75,000	(1,877)	(667)	0	(2,544)
BPS	Export-Import Bank of China	1.000%	06/20/2016	0.537%		15,000	(141)	196	55	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2020	1.010%		20,000	59	(63)	0	(4)
	Indonesia Government International Bond	1.000%	03/20/2016	1.005%		600	(9)	9	0	0
	Mexico Government International Bond	1.000%	09/20/2017	1.103%		19,500	(280)	246	0	(34)
	Petrobras Global Finance BV	1.000%	09/20/2020	10.372%		10,000	(2,119)	(1,224)	0	(3,343)
	Petrobras International Finance Co.	1.000%	06/20/2018	10.322%		2,900	(419)	(202)	0	(621)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		47,700	(5,272)	(9,068)	0	(14,340)
	Petrobras International Finance Co.	1.000%	03/20/2020	10.401%		1,800	(276)	(286)	0	(562)
	State Street Corp.	1.000%	06/20/2016	0.275%		76,000	1,131	(708)	423	0
BRC	Berkshire Hathaway, Inc.	1.000%	09/20/2021	0.756%		20,000	229	55	284	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.971%		37,000	(1,080)	1,170	90	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2024	1.008%		15,000	193	(198)	0	(5)
	Brazil Government International Bond	1.000%	12/20/2015	2.531%		55,000	(45)	(128)	0	(173)
	Brazil Government International Bond	1.000%	03/20/2016	2.532%		29,390	(268)	63	0	(205)
	Brazil Government International Bond	1.000%	06/20/2016	2.532%		21,200	(51)	(178)	0	(229)
	Brazil Government International Bond	1.000%	09/20/2016	2.983%		25,000	(719)	246	0	(473)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%		26,900	(895)	174	0	(721)
	China Development Bank Corp.	1.000%	06/20/2016	0.562%		20,000	(97)	166	69	0
	China Government International Bond	1.000%	12/20/2018	0.817%		155,100	1,727	(785)	942	0
	Export-Import Bank of China	1.000%	06/20/2016	0.537%		30,000	(266)	376	110	0
	General Motors Co.	5.000%	03/20/2016	0.572%		40,000	3,517	(2,618)	899	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2020	1.010%		20,000	69	(73)	0	(4)
	Indonesia Government International Bond	1.000%	12/20/2015	1.005%		35,000	(508)	517	9	0

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Indonesia Government International Bond	1.000%	03/20/2016	1.005%	$	10,000	$(149)	$152	$3	$0
	Mexico Government International Bond	1.000%	09/20/2017	1.103%		5,000	(112)	103	0	(9)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		191,000	(316)	(1,735)	0	(2,051)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		25,000	(454)	(394)	0	(848)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		40,300	(6,050)	(6,065)	0	(12,115)
	Prudential Financial, Inc.	1.000%	03/20/2019	0.582%		58,000	1,009	(164)	845	0
	Volkswagen International Finance NV	1.000%	03/20/2017	2.052%	EUR	23,900	256	(657)	0	(401)
CBK	BorgWarner, Inc.	1.000%	12/20/2020	1.497%	$	15,000	(362)	(2)	0	(364)
	Brazil Government International Bond	1.000%	03/20/2016	2.532%		113,700	(915)	123	0	(792)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%		15,000	(174)	(228)	0	(402)
	Brazil Government International Bond	1.000%	12/20/2020	4.739%		65,000	(10,880)	155	0	(10,725)
	California State General Obligation Bonds, Series 2003	1.000%	06/20/2024	1.132%		10,000	23	(120)	0	(97)
	Caterpillar Financial Services Corp.	1.000%	06/20/2019	0.659%		14,100	371	(191)	180	0
	China Government International Bond	1.000%	12/20/2018	0.817%		120,600	1,273	(541)	732	0
	China Government International Bond	1.000%	03/20/2019	0.881%		3,450	18	(3)	15	0
	China Government International Bond	1.000%	06/20/2019	0.938%		31,050	421	(342)	79	0
	Colombia Government International Bond	1.000%	06/20/2019	2.151%		25,000	141	(1,153)	0	(1,012)
	Export-Import Bank of China	1.000%	06/20/2016	0.537%		10,000	(97)	134	37	0
	Export-Import Bank of China	1.000%	06/20/2017	0.688%		10,000	(396)	452	56	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470%	03/20/2018	0.304%		10,000	0	42	42	0
	General Motors Co.	5.000%	09/20/2016	0.644%		15,000	1,502	(841)	661	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2020	1.010%		23,500	81	(86)	0	(5)
	Indonesia Government International Bond	1.000%	12/20/2015	1.005%		15,000	(218)	222	4	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%		200,000	(1,884)	2,203	319	0
	Mexico Government International Bond	1.000%	06/20/2016	0.724%		50,000	(48)	163	115	0
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		25,000	(707)	756	49	0
	Mexico Government International Bond	1.000%	12/20/2016	0.889%		36,000	(654)	713	59	0
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		50,000	(1,065)	(631)	0	(1,696)
	Prudential Financial, Inc.	1.000%	06/20/2019	0.636%		15,000	299	(95)	204	0
	Volkswagen International Finance NV	1.000%	03/20/2017	2.052%	EUR	7,000	78	(196)	0	(118)
DUB	Australia Government International Bond	1.000%	06/20/2019	0.359%	$	50,000	1,589	(397)	1,192	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.129%		5,000	90	(57)	33	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.971%		10,000	8	16	24	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2024	0.990%		15,000	(251)	267	16	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2024	1.008%		75,000	(319)	295	0	(24)
	Brazil Government International Bond	1.000%	12/20/2015	2.531%		75,000	(494)	258	0	(236)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Brazil Government International Bond	1.000%	06/20/2016	2.532%	$	100,000	$(168)	$(911)	$0	$(1,079)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%		15,400	(279)	(134)	0	(413)
	Brazil Government International Bond	1.000%	12/20/2020	4.739%		10,000	(1,685)	35	0	(1,650)
	China Government International Bond	1.000%	12/20/2018	0.817%		143,600	1,499	(627)	872	0
	Colombia Government International Bond	1.000%	06/20/2019	2.151%		45,000	287	(2,109)	0	(1,822)
	Export-Import Bank of China	1.000%	06/20/2016	0.537%		10,000	(48)	85	37	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.117%		50,000	(1,411)	1,524	113	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.005%		15,000	(211)	215	4	0
	Japan Government International Bond	1.000%	12/20/2015	0.085%		41,700	786	(689)	97	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%		143,200	(1,131)	1,359	228	0
	Mexico Government International Bond	1.000%	12/20/2016	0.889%		25,000	(871)	912	41	0
	Mexico Government International Bond	1.000%	03/20/2017	0.983%		15,000	(165)	173	8	0
	Mexico Government International Bond	1.000%	09/20/2017	1.103%		46,700	(762)	680	0	(82)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		89,900	(127)	(838)	0	(965)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		5,200	15	(86)	0	(71)
	Prudential Financial, Inc.	1.000%	03/20/2019	0.582%		30,200	567	(127)	440	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.636%		21,100	435	(148)	287	0
FBF	Brazil Government International Bond	1.000%	12/20/2020	4.739%		10,000	(1,681)	31	0	(1,650)
	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.840%		590	(23)	25	2	0
	Export-Import Bank of China	1.000%	06/20/2016	0.537%		5,000	(43)	61	18	0
	Export-Import Bank of China	1.000%	12/20/2016	0.575%		10,000	(970)	1,025	55	0
	Export-Import Bank of China	1.000%	06/20/2017	0.688%		11,300	(437)	501	64	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.005%		20,000	(318)	323	5	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.005%		21,900	(496)	502	6	0
	MetLife, Inc.	1.000%	12/20/2020	0.979%		32,500	144	(100)	44	0
	Mexico Government International Bond	1.000%	12/20/2016	0.889%		15,000	127	(102)	25	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.050%	EUR	102,500	(1,113)	1,230	117	0
GST	Brazil Government International Bond	1.000%	09/20/2016	2.983%	$	47,500	(289)	(610)	0	(899)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%		21,500	(280)	(297)	0	(577)
	Brazil Government International Bond	1.000%	12/20/2020	4.739%		25,000	(4,202)	77	0	(4,125)
	California State General Obligation Bonds, Series 2003	1.000%	06/20/2024	1.132%		85,000	261	(1,085)	0	(824)
	China Government International Bond	1.000%	06/20/2017	0.572%		15,000	260	(145)	115	0
	Colombia Government International Bond	1.000%	06/20/2019	2.151%		21,100	112	(967)	0	(855)
	Export-Import Bank of China	1.000%	06/20/2016	0.537%		20,000	(184)	257	73	0
	Japan Government International Bond	1.000%	12/20/2015	0.085%		30,200	568	(497)	71	0
	MetLife, Inc.	1.000%	12/20/2020	0.979%		30,000	64	(24)	40	0

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Mexico Government International Bond	1.000%	09/20/2016	0.828%	$	20,000	$(318)	$357	$39	$0
	Mexico Government International Bond	1.000%	06/20/2017	1.052%		3,300	(108)	106	0	(2)
	Mexico Government International Bond	1.000%	09/20/2017	1.103%		10,000	(143)	126	0	(17)
	Ohio State General Obligation Bonds, Series 2007	1.000%	09/20/2024	0.960%		10,000	102	(68)	34	0
	Petrobras Global Finance BV	1.000%	09/20/2020	10.372%		10,000	(2,156)	(1,187)	0	(3,343)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		18,000	(1,940)	(3,471)	0	(5,411)
	Petrobras International Finance Co.	1.000%	03/20/2020	10.401%		100	(16)	(15)	0	(31)
HUS	China Government International Bond	1.000%	06/20/2017	0.572%		10,000	174	(98)	76	0
	China Government International Bond	1.000%	12/20/2018	0.817%		15,300	248	(155)	93	0
	Export-Import Bank of China	1.000%	06/20/2016	0.537%		10,000	(53)	90	37	0
	Export-Import Bank of China	1.000%	06/20/2017	0.688%		2,800	(108)	124	16	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.005%		25,000	(566)	572	6	0
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		20,000	(502)	(176)	0	(678)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		28,700	(2,905)	(5,723)	0	(8,628)
	Petrobras International Finance Co.	1.000%	03/20/2020	10.401%		5,200	(949)	(674)	0	(1,623)
	U.S. Treasury Notes	0.250%	03/20/2016	0.050%	EUR	21,100	(262)	286	24	0
	U.S. Treasury Notes	0.250%	12/20/2018	0.098%		25,000	(86)	226	140	0
JPM	Berkshire Hathaway, Inc.	1.000%	12/20/2015	0.129%	$	15,000	(463)	497	34	0
	Brazil Government International Bond	1.000%	06/20/2016	2.532%		50,000	(84)	(455)	0	(539)
	Brazil Government International Bond	1.000%	09/20/2016	2.983%		99,000	(1,137)	(736)	0	(1,873)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%		24,400	(390)	(264)	0	(654)
	Brazil Government International Bond	1.000%	12/20/2020	4.739%		15,000	(2,521)	46	0	(2,475)
	Chesapeake Energy Corp.	5.000%	09/20/2020	12.616%		2,700	(256)	(387)	0	(643)
	China Development Bank Corp.	1.000%	06/20/2016	0.562%		15,000	(131)	183	52	0
	China Government International Bond	1.000%	12/20/2018	0.817%		115,000	1,188	(490)	698	0
	Export-Import Bank of China	1.000%	06/20/2016	0.537%		25,000	(193)	284	91	0
	General Electric Capital Corp.	0.280%	03/20/2016	0.117%		10,000	0	9	9	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2020	1.010%		40,000	(39)	11	0	(28)
	Indonesia Government International Bond	1.000%	12/20/2015	1.005%		8,700	(138)	140	2	0
	Mexico Government International Bond	0.920%	03/20/2016	0.724%		6,950	0	8	8	0
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		52,700	234	(131)	103	0
	Mexico Government International Bond	1.000%	12/20/2016	0.889%		25,000	(889)	930	41	0
	Mexico Government International Bond	1.000%	06/20/2017	1.052%		400	(13)	13	0	0
	Mexico Government International Bond	1.000%	09/20/2017	1.103%		25,000	(332)	288	0	(44)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		90,000	(1,984)	(1,069)	0	(3,053)
	Morgan Stanley	1.000%	12/20/2020	1.000%		50,000	0	14	14	0
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		13,200	(1,490)	(2,478)	0	(3,968)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
MBC	Brazil Government International Bond	1.000%	12/20/2015	2.531%	$	100,000	$730	$(1,045)	$0	$(315)
	Brazil Government International Bond	1.000%	03/20/2016	2.532%		61,200	452	(879)	0	(427)
	Mexico Government International Bond	1.000%	03/20/2016	0.723%		10,000	126	(110)	16	0
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		24,100	361	(314)	47	0
	Mexico Government International Bond	1.000%	12/20/2016	0.889%		39,900	630	(565)	65	0
	Mexico Government International Bond	1.000%	06/20/2017	1.052%		11,700	209	(216)	0	(7)
	Mexico Government International Bond	1.000%	09/20/2017	1.103%		48,500	856	(941)	0	(85)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		132,600	1,812	(3,236)	0	(1,424)
MYC	Australia Government International Bond	1.000%	06/20/2019	0.359%		25,000	794	(198)	596	0
	Brazil Government International Bond	1.000%	12/20/2015	2.531%		100,000	(806)	491	0	(315)
	Brazil Government International Bond	1.000%	03/20/2016	2.532%		75,000	(608)	85	0	(523)
	California State General Obligation Bonds, Series 2003	1.000%	06/20/2024	1.132%		10,000	15	(112)	0	(97)
	Chesapeake Energy Corp.	5.000%	09/20/2020	12.616%		1,500	(151)	(206)	0	(357)
	China Development Bank Corp.	1.000%	06/20/2016	0.562%		50,000	(326)	499	173	0
	China Government International Bond	1.000%	06/20/2017	0.572%		15,000	236	(121)	115	0
	Export-Import Bank of China	1.000%	06/20/2016	0.537%		40,000	(232)	378	146	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.005%		20,000	(304)	309	5	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.005%		15,000	(267)	271	4	0
	Japan Government International Bond	1.000%	12/20/2015	0.085%		5,000	90	(78)	12	0
	MetLife, Inc.	1.000%	12/20/2020	0.979%		15,000	74	(54)	20	0
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		63,900	(506)	631	125	0
	Mexico Government International Bond	1.000%	03/20/2017	0.983%		5,000	(55)	58	3	0
	Mexico Government International Bond	1.000%	06/20/2017	1.052%		10,600	(356)	349	0	(7)
	Mexico Government International Bond	1.000%	09/20/2017	1.103%		25,000	(332)	288	0	(44)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		94,500	(8,746)	(19,663)	0	(28,409)
RYL	Indonesia Government International Bond	1.000%	03/20/2016	1.005%		46,900	(1,041)	1,053	12	0
	Japan Government International Bond	1.000%	12/20/2015	0.085%		50,000	930	(813)	117	0
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		5,000	(139)	149	10	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.050%	EUR	48,500	(588)	643	55	0
UAG	Brazil Government International Bond	1.000%	03/20/2016	2.532%	$	35,000	(336)	92	0	(244)
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		17,900	(79)	114	35	0
	Mexico Government International Bond	1.000%	09/20/2017	1.103%		10,000	(135)	118	0	(17)
	U.S. Treasury Notes	0.250%	06/20/2016	0.050%	EUR	125,000	(2,169)	2,383	214	0

							$(67,017)	$(58,572)	$13,846	$(139,435)

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$21,787	$ (4,682)	$653	$0	$(4,029)
CBK	MCDX-15 5-Year Index	1.000%	12/20/2015	53,100	(1,104)	1,106	2	0
	MCDX-24 5-Year Index	1.000%	06/20/2020	211,000	635	(775)	0	(140)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	2,098	(6)	5	0	(1)
	MCDX-15 5-Year Index	1.000%	12/20/2015	10,000	(389)	389	0	0
	MCDX-24 5-Year Index	1.000%	06/20/2020	182,900	592	(713)	0	(121)
MYC	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	198,621	(1,366)	668	0	(698)
	MCDX-15 5-Year Index	1.000%	12/20/2015	21,900	(866)	867	1	0
	MCDX-24 5-Year Index	1.000%	06/20/2020	151,200	455	(555)	0	(100)

					$ (6,731)	$1,645	$3	$(5,089)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	1-Year BRL-CDI	15.960%	01/02/2018		BRL	161,500	$0	$156	$156	$0
	Receive	3-Month USD-CPURNSA Index	0.415%	09/23/2016	$		115,300	0	10	10	0
	Receive	3-Month USD-CPURNSA Index	0.400%	09/25/2016			63,200	0	15	15	0
	Pay	28-Day MXN-TIIE	6.920%	11/28/2029		MXN	14,000	0	12	12	0
BPS	Pay	1-Year BRL-CDI	15.510%	07/01/2016		BRL	4,820,900	1,168	189	1,357	0
	Pay	1-Year BRL-CDI	15.820%	07/01/2016			3,833,100	1,109	1,647	2,756	0
	Pay	1-Year BRL-CDI	15.700%	01/02/2017			3,411,000	(1,852)	3,358	1,506	0
	Pay	1-Year BRL-CDI	15.980%	01/02/2017			979,000	(37)	1,094	1,057	0
	Pay	1-Year BRL-CDI	14.720%	01/02/2018			490,000	(320)	(1,545)	0	(1,865)
	Receive	1-Year BRL-CDI	12.510%	01/04/2021			535,000	(11)	10,612	10,601	0
	Receive	1-Year BRL-CDI	12.810%	01/04/2021			328,300	(262)	6,078	5,816	0
	Pay	1-Year BRL-CDI	13.700%	01/04/2021			772,000	424	(8,835)	0	(8,411)
	Receive	1-Year BRL-CDI	14.830%	01/04/2021			348,100	70	1,019	1,089	0
	Pay	1-Year BRL-CDI	16.950%	01/04/2021			470,000	17	4,701	4,718	0
	Pay	3-Month USD-CPURNSA Index	2.595%	09/03/2029	$		50,000	0	7,175	7,175	0
BRC	Pay	1-Year BRL-CDI	15.980%	01/02/2017		BRL	290,400	156	1	157	0
CBK	Pay	3-Month USD-CPURNSA Index	2.660%	08/19/2029	$		100,000	0	15,415	15,415	0
DUB	Pay	1-Year BRL-CDI	15.510%	07/01/2016		BRL	205,000	7	51	58	0
	Pay	1-Year BRL-CDI	15.700%	01/02/2017			101,700	1	44	45	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Pay	1-Year BRL-CDI	14.900%	01/02/2018		BRL	1,010,000	$26	$(3,132)	$0	$(3,106)
	Pay	1-Year BRL-CDI	14.920%	01/02/2018			1,900,000	0	(5,710)	0	(5,710)
	Pay	1-Year BRL-CDI	17.365%	01/02/2018			370,000	(4)	2,314	2,310	0
	Receive	1-Year BRL-CDI	12.810%	01/04/2021			579,500	(512)	10,778	10,266	0
	Pay	1-Year BRL-CDI	13.700%	01/04/2021			1,525,100	864	(17,481)	0	(16,617)
	Receive	1-Year BRL-CDI	14.750%	01/04/2021			193,100	(26)	734	708	0
	Receive	1-Year BRL-CDI	14.830%	01/04/2021			1,784,200	1	5,581	5,582	0
	Pay	1-Year BRL-CDI	15.900%	01/04/2021			1,041,700	(84)	3,926	3,842	0
	Pay	1-Year BRL-CDI	13.740%	01/02/2025			319,900	(207)	(3,373)	0	(3,580)
	Pay	3-Month USD-CPURNSA Index	2.493%	09/04/2024	$		100,000	0	10,797	10,797	0
	Pay	3-Month USD-CPURNSA Index	2.455%	09/16/2024			100,000	0	10,337	10,337	0
	Pay	3-Month USD-CPURNSA Index	2.638%	08/25/2029			50,000	0	7,526	7,526	0
FBF	Pay	1-Year BRL-CDI	13.700%	01/04/2021		BRL	260,000	237	(3,070)	0	(2,833)
	Pay	28-Day MXN-TIIE	6.338%	11/12/2019		MXN	3,503,000	0	1,170	1,170	0
GLM	Pay	1-Year BRL-CDI	15.700%	01/02/2017		BRL	5,040,200	(658)	2,883	2,225	0
	Pay	1-Year BRL-CDI	15.980%	01/02/2017			1,420,000	627	906	1,533	0
	Pay	1-Year BRL-CDI	14.720%	01/02/2018			740,000	(503)	(2,313)	0	(2,816)
	Receive	1-Year BRL-CDI	12.810%	01/04/2021			603,600	(35)	10,728	10,693	0
	Pay	1-Year BRL-CDI	16.400%	01/04/2021			572,800	372	3,498	3,870	0
	Pay	1-Year BRL-CDI	13.740%	01/02/2025			21,000	(16)	(219)	0	(235)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		MXN	299,400	(734)	394	0	(340)
HUS	Pay	1-Year BRL-CDI	15.510%	07/01/2016		BRL	3,773,300	(1,555)	2,617	1,062	0
	Pay	1-Year BRL-CDI	15.700%	01/02/2017			715,500	(634)	950	316	0
	Pay	1-Year BRL-CDI	15.980%	01/02/2017			1,695,000	915	914	1,829	0
	Pay	1-Year BRL-CDI	14.720%	01/02/2018			2,097,500	(1,194)	(6,789)	0	(7,983)
	Receive	1-Year BRL-CDI	16.690%	01/02/2018			264,000	2	(992)	0	(990)
	Pay	1-Year BRL-CDI	13.700%	01/04/2021			2,135,300	760	(24,025)	0	(23,265)
	Receive	1-Year BRL-CDI	14.800%	01/04/2021			686,100	(16)	2,304	2,288	0
	Receive	1-Year BRL-CDI	16.485%	01/04/2021			444,000	0	(3,233)	0	(3,233)
	Pay	28-Day MXN-TIIE	5.470%	04/26/2019		MXN	570,000	54	545	599	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020			345,000	(449)	851	402	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022			552,800	(1,041)	241	0	(800)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022			500,000	(38)	(233)	0	(271)
	Pay	28-Day MXN-TIIE	6.570%	04/19/2024			16,400	0	27	27	0
JPM	Pay	1-Year BRL-CDI	15.510%	07/01/2016		BRL	1,670,000	267	203	470	0
	Pay	3-Month USD-CPURNSA Index	2.455%	09/16/2024	$		100,000	0	10,337	10,337	0
MYC	Receive	1-Year BRL-CDI	12.810%	01/04/2021		BRL	25,700	(24)	479	455	0
	Pay	28-Day MXN-TIIE	6.320%	05/02/2024		MXN	18,400	27	(18)	9	0

								$(3,108)	$61,649	$140,596	$(82,055)

Total Swap Agreements								$(76,856)	$4,722	$154,445	$(226,579)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(p)	Securities with an aggregate market value of $30,506 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counter party	Forward Foreign Currency Contracts	Purchased Options	Swap Agree ments	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Expo sure (5)
AZD	$ 0	$ 0	$ 0	$ 0	$ (422)	$ 0	$ 0	$ (422)	$ (422)	$ 501	$ 79
BOA	590,340	30,647	444	621,431	(33,221)	(30,715)	(7,533)	(71,469)	549,962	(550,125)	(163)
BPS	187,388	0	36,553	223,941	(31,517)	(1,113)	(29,180)	(61,810)	162,131	(210,390)	(48,259)

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	Financial Derivative Assets				Financial Derivative Liabilities
Counter party	Forward Foreign Currency Contracts	Purchased Options	Swap Agree ments	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agree ments	Total Over the Counter	Net Market Value of OTC Deri vatives	Collateral (Received)/ Pledged	Net Expo sure (5)
BRC	$ 157,738	$ 0	$ 3,408	$ 161,146	$ (7,988)	$ (209)	$ (21,263)	$ (29,460)	$ 131,686	$ (135,620)	$ (3,934)
CBK	292,792	0	17,969	310,761	(81,417)	(7,171)	(15,351)	(103,939)	206,822	(251,869)	(45,047)
DUB	861,299	0	54,863	916,162	(208,976)	(23,775)	(35,355)	(268,106)	648,056	(738,660)	(90,604)
FBF	165,855	0	1,506	167,361	(19,148)	(31,004)	(4,483)	(54,635)	112,726	(61,170)	51,556
GLM	198,621	32,365	18,321	249,307	(50,067)	(71,283)	(3,391)	(124,741)	124,566	(143,430)	(18,864)
GST	0	0	372	372	0	0	(16,206)	(16,206)	(15,834)	17,792	1,958
HUS	128,419	0	6,915	135,334	(5,342)	(4,693)	(47,471)	(57,506)	77,828	(117,723)	(39,895)
IND	10,760	0	0	10,760	0	0	0	0	10,760	(14,740)	(3,980)
JPM	659,583	19,044	11,859	690,486	(229,274)	(35,137)	(13,277)	(277,688)	412,798	(435,945)	(23,147)
MBC	0	0	128	128	0	0	(2,258)	(2,258)	(2,130)	2,574	444
MSB	192,479	0	0	192,479	(49,871)	(760)	0	(50,631)	141,848	(160,300)	(18,452)
MYC	0	75,790	1,664	77,454	0	(61,299)	(30,550)	(91,849)	(14,395)	6,404	(7,991)
NAB	224,889	0	0	224,889	0	0	0	0	224,889	(220,920)	3,969
NGF	163,627	0	0	163,627	(2,881)	0	0	(2,881)	160,746	(166,585)	(5,839)
RBC	4,865	0	0	4,865	0	0	0	0	4,865	(3,704)	1,161
RYL	1,767	0	194	1,961	(122)	0	0	(122)	1,839	211	2,050
SCX	52,642	0	0	52,642	(10,226)	0	0	(10,226)	42,416	(53,800)	(11,384)
SOG	57,389	0	0	57,389	(3,312)	(292)	0	(3,604)	53,785	(53,168)	617
UAG	255,597	0	249	255,846	(18,042)	(8,752)	(261)	(27,055)	228,791	(292,790)	(63,999)

Total Over the Coun ter	$4,206,050	$157,846	$154,445	$4,518,341	$(751,826)	$(276,203)	$(226,579)	$(1,254,608)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1,640	$1,640
Futures	0	0	0	0	32,136	32,136
Swap Agreements	0	11,424	0	0	80,858	92,282

	$0	$11,424	$0	$0	$114,634	$126,058

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,206,050	$0	$4,206,050
Purchased Options	0	0	0	0	157,846	157,846
Swap Agreements	0	13,849	0	0	140,596	154,445

	$0	$13,849	$0	$4,206,050	$298,442	$4,518,341

	$0	$25,273	$0	$4,206,050	$413,076	$4,644,399

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21,517	$21,517
Swap Agreements	0	403	0	0	3,733	4,136

	$0	$403	$0	$0	$25,250	$25,653

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$751,826	$0	$751,826
Written Options	0	644	0	127,349	148,210	276,203
Swap Agreements	0	144,524	0	0	82,055	226,579

	$0	$145,168	$0	$879,175	$230,265	$1,254,608

	$0	$145,571	$0	$879,175	$255,515	$1,280,261

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(94)	$(94)
Written Options	0	0	0	0	84,860	84,860
Futures	0	0	0	0	(383,646)	(383,646)
Swap Agreements	0	41,170	0	0	(1,091,224)	(1,050,054)

	$0	$41,170	$0	$0	$(1,390,104)	$(1,348,934)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,759,494	$0	$1,759,494
Purchased Options	0	0	0	(823)	(17,977)	(18,800)
Written Options	0	3,113	0	123,415	140,786	267,314
Swap Agreements	0	(153,283)	0	0	(2,932)	(156,215)

	$0	$(150,170)	$0	$1,882,086	$119,877	$1,851,793

	$0	$(109,000)	$0	$1,882,086	$(1,270,227)	$502,859

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$346	$346
Futures	0	0	0	0	(306,686)	(306,686)
Swap Agreements	0	(148,241)	0	0	1,026,232	877,991

	$0	$(148,241)	$0	$0	$719,892	$571,651

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(860,645)	$0	$(860,645)
Purchased Options	0	0	0	1,036	(11,316)	(10,280)
Written Options	0	(41)	0	(33,473)	(61,914)	(95,428)
Swap Agreements	0	122,697	0	0	6,346	129,043

	$0	$122,656	$0	$(893,082)	$(66,884)	$(837,310)

	$0	$(25,585)	$0	$(893,082)	$653,008	$(265,659)

48	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$20,702	$15,435	$36,137
Corporate Bonds & Notes
Banking & Finance	0	14,060,313	704,165	14,764,478
Industrials	0	1,580,423	2,600	1,583,023
Utilities	0	1,491,179	6	1,491,185
Convertible Bonds & Notes
Banking & Finance	0	24,875	0	24,875
Municipal Bonds & Notes
California	0	2,215,966	0	2,215,966
Connecticut	0	4,354	0	4,354
Georgia	0	159,774	0	159,774
Illinois	0	460,986	0	460,986
Iowa	0	30,567	0	30,567
Louisiana	0	38,058	0	38,058
Massachusetts	0	25,334	0	25,334
Michigan	0	10,068	0	10,068
Nebraska	0	11,639	0	11,639
Nevada	0	40,750	0	40,750
New Jersey	0	3,045	0	3,045
New York	0	169,699	0	169,699
Ohio	0	430,796	0	430,796
Pennsylvania	0	56,053	0	56,053
Rhode Island	0	184	0	184
Tennessee	0	7,652	0	7,652
Texas	0	90,399	0	90,399
Utah	0	813	0	813
Washington	0	409	0	409
West Virginia	0	131,679	0	131,679
U.S. Government Agencies	0	44,324,335	58,212	44,382,547
U.S. Treasury Obligations	0	40,768,642	0	40,768,642
Mortgage-Backed Securities	0	9,537,366	120,364	9,657,730
Asset-Backed Securities	0	3,297,568	0	3,297,568
Sovereign Issues	0	10,084,363	0	10,084,363
Convertible Preferred Securities
Banking & Finance	0	213,252	0	213,252
Preferred Securities
Banking & Finance	9,925	4,155	0	14,080
Short-Term Instruments
Certificates of Deposit	0	676,376	0	676,376
Commercial Paper	0	439,768	0	439,768
Repurchase Agreements	0	33,607	0	33,607
China Treasury Bills	0	31	0	31
Japan Treasury Bills	0	1,835,761	0	1,835,761
Mexico Treasury Bills	0	11,977	0	11,977
U.S. Treasury Bills	0	12,986	0	12,986
	$9,925	$132,305,904	$900,782	$133,216,611

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,100,806	$0	$0	$1,100,806

Total Investments	$1,110,731	$132,305,904	$900,782	$134,317,417

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(41,651)	$0	$(41,651)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32,069	93,116	0	125,185
Over the counter	14	4,517,904	423	4,518,341
	$32,083	$4,611,020	$423	$4,643,526

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21,414)	(2,638)	0	(24,052)
Over the counter	0	(1,254,608)	0	(1,254,608)
	$(21,414)	$(1,257,246)	$0	$(1,278,660)

Totals	$1,121,400	$135,618,027	$901,205	$137,640,632

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$19,268	$0	$(3,815)	$0	$0	$(18)	$0	$0	$15,435	$(18)
Corporate Bonds & Notes
Banking & Finance	439,357	292,846	(6,254)	401	(6)	(14,155)	0	(8,024)	704,165	(14,248)
Industrials	55,446	0	(5,374)	(79)	(14)	(1,244)	0	(46,135)	2,600	(24)
Utilities	12	0	(6)	0	0	0	0	0	6	0
U.S. Government Agencies	19,031	40,692	(1,695)	(97)	(21)	302	0	0	58,212	247
Mortgage-Backed Securities	257,706	0	(18,425)	(107)	(290)	(3,572)	0	(114,948)	120,364	(2,210)
Short-Term Instruments
Short-Term Notes	221,899	0	(224,029)	858	0	1,272	0	0	0	0

	$1,012,719	$333,538	$(259,598)	$976	$(331)	$(17,415)	$0	$(169,107)	$900,782	$(16,253)

Financial Derivative Instruments - Assets
Over the counter	$795	$0	$0	$0	$0	$(372)	$0	$0	$423	$(372)

Totals	$1,013,514	$333,538	$(259,598)	$976	$(331)	$(17,787)	$0	$(169,107)	$901,205	$(16,625)

50	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$15,435	Proxy Pricing	Base Price	99.82
Corporate Bonds & Notes
Banking & Finance	704,165	Proxy Pricing	Base Price	96.90-113.00
Industrials	2,600	Third Party Vendor	Broker Quote	29.00-106.00
Utilities	6	Third Party Vendor	Broker Quote	100.00
U.S. Government Agencies	58,212	Proxy Pricing	Base Price	94.96-107.00
Mortgage-Backed Securities	104,118	Third Party Vendor	Broker Quote	75.75-103.08
	16,246	Proxy Pricing	Base Price	84.82-99.83

Financial Derivative Instruments - Assets
Over the counter	423	Indicative Market Quotation	Broker Quote	0.53

Total	$901,205

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are

52	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2015

translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes

54	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2015

obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below) are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Notes to Financial Statements (Cont.)

intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

56	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2015

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Notes to Financial Statements (Cont.)

from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

58	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2015

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

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Notes to Financial Statements (Cont.)

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2015, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers,

60	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2015

including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

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Notes to Financial Statements (Cont.)

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

62	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2015

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$376,943	$43,162	$(420,150)	$134	$(89)	$0	$362	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$10,620,018	$32,581,841	$(42,102,778)	$2,803	$(1,078)	$1,100,806	$10,041	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the

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Notes to Financial Statements (Cont.)

repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

64	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2015

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and

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Notes to Financial Statements (Cont.)

financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

66	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2015

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  The Fund may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below),

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Notes to Financial Statements (Cont.)

however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the

68	PIMCO TOTAL RETURN FUND

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September 30, 2015

referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current

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Notes to Financial Statements (Cont.)

status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the

70	PIMCO TOTAL RETURN FUND

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Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

The Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Fund’s performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Fund could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or

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Notes to Financial Statements (Cont.)

expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

72	PIMCO TOTAL RETURN FUND

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All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer,

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Notes to Financial Statements (Cont.)

events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

74	PIMCO TOTAL RETURN FUND

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The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
0.21%	0.31%	0.21%	0.25%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

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Notes to Financial Statements (Cont.)

Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

76	PIMCO TOTAL RETURN FUND

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September 30, 2015

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$1,671,821	$1,304,026

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$264,133,696	$244,714,205	$10,372,614	$12,167,744

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Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	992,917	$10,636,203	1,975,507	$21,527,278
Class P	52,756	561,815	340,109	3,715,500
Administrative Class	108,205	1,164,991	497,195	5,411,126
Class D	39,913	425,839	158,692	1,725,981
Class A	52,158	555,604	309,944 ^	3,369,322 ^
Class B	0	0	94	1,008
Class C	8,887	94,644	25,649	278,786
Class R	10,083	107,408	33,056	359,791

Issued as reinvestment of distributions
Institutional Class	96,667	1,026,887	413,012	4,465,949
Class P	5,743	61,021	21,345	230,500
Administrative Class	13,560	144,300	92,595	999,416
Class D	9,452	100,416	38,805	419,388
Class A	12,961	137,715	55,132	595,202
Class B	0	0	39	429
Class C	3,894	41,365	14,796	159,335
Class R	2,234	23,742	9,489	102,293

Cost of shares redeemed
Institutional Class	(1,579,194)	(16,845,773)	(9,876,017)	(107,508,428)
Class P	(138,748)	(1,482,435)	(666,125)	(7,259,734)
Administrative Class	(918,793)	(9,872,585)	(1,650,875)	(17,936,013)
Class D	(115,843)	(1,233,804)	(904,050)	(9,843,986)
Class A	(241,807)	(2,579,020)	(1,185,681)	(12,910,515)
Class B	0	0	(12,789)^	(139,305)^
Class C	(64,063)	(681,828)	(317,099)	(3,454,042)
Class R	(42,405)	(451,804)	(133,095)	(1,445,375)
Net increase (decrease) resulting from Fund share transactions	(1,691,423)	$(18,065,299)	(10,760,272)	$(117,136,094)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	At the NYSE Close on March 25, 2015, 2,300 Class B shares in the amount of $24,964 converted into Class A shares of the Fund.

13. REGULATORY AND LITIGATION MATTERS

On December 31, 2014, a lawsuit was filed in the United States District Court for the Western District of Washington by Robert Kenny, an investor in the PIMCO Total Return Fund, against PIMCO and the Distributor (collectively, the “PIMCO 36(b) Parties”). The complaint purports to be brought derivatively on behalf of the PIMCO Total Return Fund, and alleges that the PIMCO 36(b) Parties violated Section 36(b) of the Investment Company Act of 1940 by receiving excessive compensation from the PIMCO Total Return Fund. The plaintiff seeks injunctive and declaratory relief; rescission of the investment advisory, supervisory and administrative and distribution agreements; recovery of fees

78	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2015

paid to the PIMCO 36(b) Parties by the PIMCO Total Return Fund for the period beginning one year prior to the filing of the complaint through trial; and reduced fees going forward. The PIMCO 36(b) Parties believe the claims are without merit and intend to vigorously defend the action. In addition, the PIMCO 36(b) Parties believe that the matter is unlikely to have a material adverse effect on the PIMCO Total Return Fund or on PIMCO’s or the Distributor’s ability to perform their respective services relating to the PIMCO Total Return Fund.

On January 28, 2015, a purported class action lawsuit was filed in the United States District Court for the Central District of California by William Hampton, an investor in the PIMCO Total Return Fund, against PIMCO, the Distributor and the PIMCO Total Return Fund. As originally filed, the complaint alleged that the named defendants violated Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder due to alleged misrepresentations in connection with the management of the PIMCO Total Return Fund and sought compensatory damages, pre-judgment and post-judgment interest, and extraordinary, equitable and/or injunctive relief as permitted by law. On July 6, 2015, the plaintiff filed an amended complaint, which superseded the original filing and principally alleged that the PIMCO Total Return Fund improperly invested in emerging markets in excess of its prospectus guidelines, and added as additional parties the PIMCO Funds trust and those persons who served as trustees (the “Named Trustees”) to PIMCO Funds during the relevant period (PIMCO, PIMCO Funds and the Named Trustees are collectively referred to herein as the “PIMCO Class Action Parties”). The Distributor and the PIMCO Total Return Fund were no longer named as defendants. The amended complaint asserted claims for breach of contract against the PIMCO Funds trust, breach of trust and breach of the covenant of good faith and fair dealing against the Named Trustees, and aiding and abetting breaches of trust and/or fiduciary duty against PIMCO, and principally sought in relief unspecified damages, interest, a reduction and/or denial of compensation to the Named Trustees, suspension and/or removal of the Named Trustees, and other equitable and/or injunctive relief. On November 2, 2015, the United States District Court for the Central District of California granted the PIMCO Class Action Parties’ motion to dismiss, and each of the causes of action was dismissed with prejudice.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2015

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$135,290,187	$2,755,106	$(3,727,516)	$(972,410)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

80	PIMCO TOTAL RETURN FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JPMorgan Chase Bank N.A.
BCY	Barclays Capital, Inc.	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC
COM	Commerz Bank AG	NAB	National Australia Bank Ltd.
DBL	Deutsche Bank AG London	NGF	Nomura Global Financial Products, Inc.
DEU	Deutsche Bank Securities, Inc.	NOM	Nomura Securities International Inc.
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
GRE	RBS Securities, Inc.	SCX	Standard Chartered Bank
GSC	Goldman Sachs & Co.	SOG	Societe Generale
GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CNY	Chinese Renminbi (Mainland)	NZD	New Zealand Dollar
DKK	Danish Krone	PHP	Philippine Peso
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	THB	Thai Baht
ILS	Israeli Shekel	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
BABs	Build America Bonds	OIS	Overnight Index Swap
CDI	Brazil Interbank Deposit Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

82	PIMCO TOTAL RETURN FUND

(Unaudited)

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Approval of Investment Advisory Contract and Other Agreements  (Cont.)

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent

84	PIMCO TOTAL RETURN FUND

(Unaudited)

with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Approval of Investment Advisory Contract and Other Agreements  (Cont.)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups

86	PIMCO TOTAL RETURN FUND

(Unaudited)

and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	87

Approval of Investment Advisory Contract and Other Agreements  (Cont.)

current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable

88	PIMCO TOTAL RETURN FUND

(Unaudited)

funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Approval of Investment Advisory Contract and Other Agreements  (Cont.)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in

90	PIMCO TOTAL RETURN FUND

(Unaudited)

return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	91

Approval of Investment Advisory Contract and Other Agreements  (Cont.)

(Unaudited)

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	92

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2015.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4016SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

PIMCO TRENDS Managed Futures Strategy Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was

2	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■	EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Chairman’s Letter (Cont.)

ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

The PIMCO TRENDS Managed Futures Strategy Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, issuer non-diversification risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, short sale risk, tax risk and subsidiary risk. A complete description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1.00% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A,

6	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Class C, and Class D shares is $1,000. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C
PIMCO TRENDS Managed Futures Strategy Fund	12/31/13	12/31/13	12/31/13	12/31/13	12/31/13	12/31/13	12/31/13

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO TRENDS Managed Futures Strategy Fund

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (12/31/13)
PIMCO TRENDS Managed Futures Strategy Fund Institutional Class	-5.50%	1.30%	9.23%
PIMCO TRENDS Managed Futures Strategy Fund Class P	-5.55%	1.14%	9.08%
PIMCO TRENDS Managed Futures Strategy Fund Administrative Class	-5.56%	1.09%	8.99%
PIMCO TRENDS Managed Futures Strategy Fund Class D	-5.66%	0.91%	8.85%
PIMCO TRENDS Managed Futures Strategy Fund Class A	-5.72%	0.89%	8.85%
PIMCO TRENDS Managed Futures Strategy Fund Class A (adjusted)	-10.92%	-4.68%	5.40%
PIMCO TRENDS Managed Futures Strategy Fund Class C	-6.03%	0.14%	8.04%
PIMCO TRENDS Managed Futures Strategy Fund Class C (adjusted)	-6.94%	-0.74%	8.04%
3 Month USD LIBOR Index	0.14%	0.26%	0.25%
Lipper Alternative Managed Futures Funds Average	-5.11%	7.11%	5.36%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.43% for the Institutional Class shares, 1.53% for Class P shares, 1.68% for Administrative Class shares, 1.83% for Class D shares, 1.83% for Class A shares and 2.58% for Class C shares.

8	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Institutional Class - PQTIX	Class P - PQTPX	Administrative Class - PQTOX	Class D - PQTDX
Class A - PQTAX	Class C - PQTCX

Allocation Breakdown†

Corporate Bonds & Notes	56.6%
Short-Term Instruments‡	17.3%
Asset-Backed Securities	14.4%
Sovereign Issues	5.3%
U.S. Government Agencies	2.5%
Other	3.9%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

The PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management, by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets and commodities. The Fund’s investment strategy represents a composite of financial and commodity futures designed to provide exposure to global financial market and commodity price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices. When making allocation decisions for the strategy, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. PIMCO uses these qualitative and quantitative factors to help determine the Fund’s target asset allocation and to identify potentially attractive relative value and risk hedging strategies.

Fund Insights

»	Long exposure to U.S. and European sovereign interest rates detracted from absolute performance over the reporting period, as yields in these regions rose over most of the reporting period.

»

Short positions in the euro currency held in the first half of the reporting period detracted from performance, as the euro appreciated relative to the U.S. dollar during this portion of the reporting period.

»	Short positions in the Australian dollar positively contributed to performance during the second half of the reporting period, as the Australian dollar significantly depreciated relative to the U.S. dollar during this portion of the reporting period.

»

The Fund’s short positions in equity implied volatilities over the first half of the reporting period positively contributed to performance as implied volatilities, measured by the VIX Index, remained at low levels during this portion of the reporting period.

»	Tactical positions in European equities detracted from performance, as equity markets in the eurozone were volatile during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

Expense Example PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$945.00	$5.64	$1,000.00	$1,019.20	$5.86	1.16%
Class P	1,000.00	944.50	6.13	1,000.00	1,018.70	6.36	1.26
Administrative Class	1,000.00	944.40	6.85	1,000.00	1,017.95	7.11	1.41
Class D	1,000.00	943.40	7.58	1,000.00	1,017.20	7.87	1.56
Class A	1,000.00	942.80	7.58	1,000.00	1,017.20	7.87	1.56
Class C	1,000.00	939.70	11.20	1,000.00	1,013.45	11.63	2.31

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

10	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index

The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Financial Highlights PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Institutional Class
04/01/2015 - 09/30/2015+	$11.18	$(0.02)	$(0.60)	$(0.62)	$(0.42)	$0.00
03/31/2015	10.16	(0.06)	2.21	2.15	(0.80)	(0.33)
12/31/2013 - 03/31/2014	10.00	(0.01)	0.17	0.16	0.00	0.00
Class P
04/01/2015 - 09/30/2015+	11.16	(0.02)	(0.61)	(0.63)	(0.41)	0.00
03/31/2015	10.16	0.64	1.48	2.12	(0.79)	(0.33)
12/31/2013 - 03/31/2014	10.00	(0.02)	0.18	0.16	0.00	0.00
Administrative Class
04/01/2015 - 09/30/2015+	11.16	(0.03)	(0.60)	(0.63)	(0.39)	0.00
03/31/2015	10.15	0.29	1.83	2.12	(0.78)	(0.33)
12/31/2013 - 03/31/2014	10.00	(0.02)	0.17	0.15	0.00	0.00
Class D
04/01/2015 - 09/30/2015+	11.14	(0.04)	(0.60)	(0.64)	(0.40)	0.00
03/31/2015	10.16	(0.09)	2.18	2.09	(0.78)	(0.33)
12/31/2013 - 03/31/2014	10.00	(0.02)	0.18	0.16	0.00	0.00
Class A
04/01/2015 - 09/30/2015+	11.15	(0.04)	(0.61)	(0.65)	(0.39)	0.00
03/31/2015	10.16	0.58	1.52	2.10	(0.78)	(0.33)
12/31/2013 - 03/31/2014	10.00	(0.03)	0.19	0.16	0.00	0.00
Class C
04/01/2015 - 09/30/2015+	11.07	(0.08)	(0.59)	(0.67)	(0.36)	0.00
03/31/2015	10.14	0.20	1.81	2.01	(0.75)	(0.33)
12/31/2013 - 03/31/2014	10.00	(0.04)	0.18	0.14	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

12	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.42)	$10.14	(5.50)%	$313,862	1.16	%*	1.46	%*	1.16	%*	1.46	%*	(0.33	)%*	25%
(1.13)	11.18	21.53	417,166	1.15		1.40		1.15		1.40		(0.40)		40
0.00	10.16	1.60	277,870	1.13	*	1.59	*	1.13	*	1.59	*	(0.51	)*	69

(0.41)	10.12	(5.55)	7,319	1.26	*	1.56	*	1.26	*	1.56	*	(0.44	)*	25
(1.12)	11.16	21.32	8,677	1.25		1.50		1.25		1.50		1.18		40
0.00	10.16	1.60	18	1.23	*	1.69	*	1.23	*	1.69	*	(0.63	)*	69

(0.39)	10.14	(5.56)	13	1.41	*	1.71	*	1.41	*	1.71	*	(0.61	)*	25
(1.11)	11.16	21.26	126	1.40		1.65		1.40		1.65		0.84		40
0.00	10.15	1.50	10	1.38	*	1.84	*	1.38	*	1.84	*	(0.79	)*	69

(0.40)	10.10	(5.66)	100,164	1.56	*	1.86	*	1.56	*	1.86	*	(0.71	)*	25
(1.11)	11.14	21.00	38,802	1.55		1.80		1.55		1.80		(0.62)		40
0.00	10.16	1.60	340	1.53	*	1.99	*	1.53	*	1.99	*	(0.89	)*	69

(0.39)	10.11	(5.72)	14,400	1.56	*	1.86	*	1.56	*	1.86	*	(0.74	)*	25
(1.11)	11.15	21.09	23,215	1.55		1.80		1.55		1.80		1.12		40
0.00	10.16	1.60	100	1.53	*	1.99	*	1.53		1.99	*	(1.09	)*	69

(0.36)	10.04	(6.03)	6,182	2.31	*	2.61	*	2.31	*	2.61	*	(1.48	)*	25
(1.08)	11.07	20.15	8,288	2.30		2.55		2.30		2.55		0.57		40
0.00	10.14	1.40	41	2.28	*	2.74	*	2.28	*	2.74	*	(1.63	)*	69

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Consolidated Statement of Assets and Liabilities PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$396,010
Investments in Affiliates	39,230
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,161
Over the counter	21,621
Cash	737
Deposits with counterparty	16,842
Foreign currency, at value	4,149
Receivable for Fund shares sold	923
Interest receivable	1,092
Dividends receivable from Affiliates	9
Total Assets	483,774

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$4,842
Over the counter	17,292
Payable for investments in Affiliates purchased	9
Deposits from counterparty	17,110
Payable for Fund shares redeemed	2,069
Accrued investment advisory fees	357
Accrued supervisory and administrative fees	116
Accrued distribution fees	24
Accrued servicing fees	4
Accrued reimbursement to PIMCO	9
Other liabilities	2
Total Liabilities	41,834

Net Assets	$441,940
Net Assets Consist of:
Paid in capital	$456,538
Undistributed net investment income	9,697
Accumulated undistributed net realized (loss)	(36,176)
Net unrealized appreciation	11,881
$441,940

Cost of Investments in securities	$397,578
Cost of Investments in Affiliates	$39,233
Cost of Foreign Currency Held	$4,159
Cost or Premiums of Financial Derivative Instruments, net	$26

* Includes repurchase agreements of:	$15,700

14	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2015 (Unaudited)

Net Assets:
Institutional Class	$313,862
Class P	7,319
Administrative Class	13
Class D	100,164
Class A	14,400
Class C	6,182
Shares Issued and Outstanding:
Institutional Class	30,962
Class P	724
Administrative Class	1
Class D	9,922
Class A	1,425
Class C	616
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.14
Class P	10.12
Administrative Class	10.14
Class D	10.10
Class A	10.11
Class C	10.04

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Consolidated Statement of Operations PIMCO TRENDS Managed Futures Strategy Fund

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$1,876
Dividends from Investments in Affiliates	79
Total Income	1,955

Expenses:
Investment advisory fees	2,807
Supervisory and administrative fees	689
Distribution and/or servicing fees - Class D	64
Distribution fees - Class C	32
Servicing fees - Class A	22
Servicing fees - Class C	11
Interest expense	7
Miscellaneous expense	12
Total Expenses	3,644
Waiver and/or Reimbursement by PIMCO	(718)
Net Expenses	2,926

Net Investment (Loss)	(971)

Net Realized (Loss):
Investments in securities	(148)
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	(22,862)
Over the counter financial derivative instruments	(8,640)
Foreign currency	(4,362)

Net Realized (Loss)	(36,015)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(573)
Investments in Affiliates	(4)
Exchange-traded or centrally cleared financial derivative instruments	6,545
Over the counter financial derivative instruments	4,132
Foreign currency assets and liabilities	(1)

Net Change in Unrealized Appreciation	10,099

Net (Decrease) in Net Assets Resulting from Operations	$(26,887)

16	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from:

Operations:
Net investment loss	$(971)	$(1,488)
Net realized gain (loss)	(36,015)	70,670
Net change in unrealized appreciation (depreciation)	10,099	(1,985)

Net Increase (Decrease) in Net Assets Resulting from Operations	(26,887)	67,197

Distributions to Shareholders:
From net investment income
Institutional Class	(14,885)	(23,005)
Class P	(262)	(121)
Administrative Class	(1)	(3)
Class D	(2,277)	(4,789)
Class A	(580)	(290)
Class C	(295)	(292)
From net realized capital gains
Institutional Class	0	(9,229)
Class P	0	(45)
Administrative Class	0	(1)
Class D	0	(2,041)
Class A	0	(109)
Class C	0	(127)

Total Distributions(a)	(18,300)	(40,052)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(9,147)	190,750

Total Increase (Decrease) in Net Assets	(54,334)	217,895

Net Assets:
Beginning of period	496,274	278,379
End of period*	$441,940	$496,274

*Including undistributed net investment income of:	$9,697	$28,968

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.6%

CORPORATE BONDS & NOTES 55.7%

BANKING & FINANCE 30.3%
Aegon NV
4.625% due 12/01/2015	$856	$861
Ally Financial, Inc.
3.500% due 07/18/2016	1,000	1,004
American Express Credit Corp.
0.619% due 09/22/2017	1,700	1,692
0.811% due 08/15/2019	1,000	991
Banco Santander Brasil S.A.
4.625% due 02/13/2017	1,000	1,005
Banco Santander Chile
1.887% due 01/19/2016	900	901
Bank of America N.A.
0.731% due 05/08/2017	4,300	4,288
0.782% due 06/05/2017	2,800	2,794
Bank of Nova Scotia
1.950% due 01/30/2017	200	203
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.356% due 09/14/2018	2,500	2,508
1.550% due 09/09/2016	2,000	2,009
BBVA Bancomer S.A.
4.500% due 03/10/2016	2,500	2,531
Bear Stearns Cos. LLC
6.400% due 10/02/2017	600	654
BPCE S.A.
1.545% due 04/25/2016	3,370	3,385
Citigroup, Inc.
0.603% due 06/09/2016	1,000	995
Corp. Andina de Fomento
0.844% due 01/29/2018	9,000	9,081
Credit Agricole S.A.
0.909% due 06/02/2017	2,000	1,997
Credit Suisse
0.984% due 01/29/2018	1,500	1,496
DBS Bank Ltd.
0.899% due 07/15/2021	2,000	1,988
Ford Motor Credit Co. LLC
0.852% due 09/08/2017	2,000	1,960
1.166% due 03/12/2019	1,000	972
1.223% due 01/09/2018	1,000	991
1.239% due 11/04/2019	3,000	2,912
General Electric Capital Corp.
0.903% due 01/09/2020	5,400	5,410
General Motors Financial Co., Inc.
1.643% due 04/10/2018	3,200	3,199
1.849% due 01/15/2020	4,000	3,957
2.750% due 05/15/2016	300	302

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldman Sachs Group, Inc.
0.958% due 06/04/2017	$5,200	$5,196
1.454% due 04/23/2020	1,500	1,506
HSBC Finance Corp.
0.754% due 06/01/2016	750	749
HSBC USA, Inc.
1.081% due 08/07/2018	5,900	5,893
Hyundai Capital Services, Inc.
4.375% due 07/27/2016	3,500	3,589
Industrial Bank of Korea
2.375% due 07/17/2017	3,300	3,347
Intesa Sanpaolo SpA
3.125% due 01/15/2016	4,500	4,524
IPIC GMTN Ltd.
1.750% due 11/30/2015	2,000	2,006
JPMorgan Chase & Co.
0.841% due 02/15/2017	3,600	3,598
KEB Hana Bank
1.436% due 11/09/2016	1,350	1,356
3.500% due 10/25/2017	1,000	1,034
4.875% due 01/14/2016	1,300	1,314
Kookmin Bank
1.536% due 10/11/2016	500	503
Macquarie Bank Ltd.
5.000% due 02/22/2017	4,000	4,187
Macquarie Group Ltd.
3.000% due 12/03/2018	1,700	1,725
Morgan Stanley
3.800% due 04/29/2016	1,500	1,525
MUFG Americas Holdings Corp.
0.881% due 02/09/2018	2,000	2,003
Navient Corp.
6.250% due 01/25/2016	1,246	1,259
PACCAR Financial Corp.
0.932% due 12/06/2018	3,475	3,489
Santander Bank N.A.
1.216% due 01/12/2018	1,500	1,496
Sumitomo Mitsui Banking Corp.
0.606% due 07/11/2017	400	398
1.034% due 07/23/2018	400	400
Swedbank Hypotek AB
2.125% due 08/31/2016	1,850	1,871
U.S. Bank N.A.
0.774% due 10/28/2019	10,000	9,946
UBS AG
0.689% due 08/14/2017	2,000	1,992
0.949% due 08/14/2019	3,000	2,992
Wachovia Corp.
5.750% due 02/01/2018	600	657
Wells Fargo & Co.
0.736% due 09/14/2018	3,500	3,487
0.977% due 01/30/2020	500	499

18	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Westpac Banking Corp.
0.694% due 12/01/2017		$1,400	$1,396

			134,023

INDUSTRIALS 19.4%
3M Co.
0.206% due 11/09/2018	EUR	5,800	6,483
AbbVie, Inc.
1.750% due 11/06/2017		$3,000	3,010
Actavis Funding SCS
1.416% due 03/12/2018		2,900	2,891
1.591% due 03/12/2020		2,000	1,984
3.000% due 03/12/2020		900	903
Amgen, Inc.
0.709% due 05/22/2017		900	898
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		497	499
BAT International Finance PLC
0.847% due 06/15/2018		4,300	4,294
Baxalta, Inc.
1.099% due 06/22/2018		2,000	2,005
Becton Dickinson and Co.
0.787% due 06/15/2016		5,000	4,999
BMW U.S. Capital LLC
0.669% due 06/02/2017		1,400	1,396
Canadian Natural Resources Ltd.
0.702% due 03/30/2016		725	724
Chesapeake Energy Corp.
3.539% due 04/15/2019		200	143
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015		3,000	3,018
ConAgra Foods, Inc.
0.662% due 07/21/2016		2,000	1,995
1.300% due 01/25/2016		300	300
CSX Corp.
5.600% due 05/01/2017		500	534
Daimler Finance North America LLC
0.774% due 05/18/2018		5,000	4,941
Devon Energy Corp.
0.787% due 12/15/2015		1,000	999
eBay, Inc.
1.350% due 07/15/2017		1,000	995
Enbridge, Inc.
0.779% due 06/02/2017		300	295
Harvest Operations Corp.
2.125% due 05/14/2018		1,000	1,003
Hewlett-Packard Co.
2.200% due 12/01/2015		1,000	1,002
2.650% due 06/01/2016		3,000	3,044

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyundai Capital America
1.875% due 08/09/2016	$300	$301
Kia Motors Corp.
3.625% due 06/14/2016	3,000	3,041
Kinder Morgan Energy Partners LP
3.500% due 03/01/2016	700	707
KLA-Tencor Corp.
2.375% due 11/01/2017	600	603
Lowe’s Cos., Inc.
0.752% due 09/10/2019	1,500	1,495
Medtronic, Inc.
1.137% due 03/15/2020	1,000	996
MGM Resorts International
7.500% due 06/01/2016	1,000	1,030
Mylan, Inc.
1.800% due 06/24/2016	1,000	998
NBCUniversal Enterprise, Inc.
0.974% due 04/15/2018	1,000	1,000
Oracle Corp.
0.794% due 10/08/2019	2,600	2,591
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	2,000	2,012
Philip Morris International, Inc.
1.250% due 08/11/2017	2,400	2,407
Reynolds American, Inc.
2.300% due 06/12/2018	600	607
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	2,000	2,098
Statoil ASA
0.511% due 11/09/2017	5,000	4,972
Telefonica Emisiones S.A.U.
0.976% due 06/23/2017	2,500	2,492
3.992% due 02/16/2016	1,000	1,011
6.421% due 06/20/2016	2,000	2,072
Tyson Foods, Inc.
2.650% due 08/15/2019	400	403
Viacom, Inc.
6.250% due 04/30/2016	2,002	2,060
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	3,300	3,187
Volkswagen International Finance NV
0.764% due 11/18/2016	1,500	1,458

		85,896

UTILITIES 6.0%
AT&T, Inc.
0.699% due 02/12/2016	4,000	3,996
1.257% due 06/30/2020	3,000	2,979
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	200	201

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	$2,400	$2,458
KT Corp.
2.625% due 04/22/2019	2,000	2,029
Laclede Group, Inc.
1.071% due 08/15/2017	1,000	997
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017	1,000	1,007
Petrobras Global Finance BV
1.953% due 05/20/2016	300	283
2.694% due 03/17/2017	1,100	949
3.875% due 01/27/2016	300	295
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,800	2,846
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017	1,000	1,000
Sprint Communications, Inc.
9.125% due 03/01/2017	2,000	2,031
Telecom Italia Capital S.A.
5.250% due 10/01/2015	500	500
Verizon Communications, Inc.
1.104% due 06/17/2019	600	596
1.867% due 09/15/2016	1,000	1,010
2.086% due 09/14/2018	3,000	3,087

		26,264

Total Corporate Bonds & Notes (Cost $247,308)		246,183

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%
University of California Revenue Bonds, Series 2011
0.697% due 07/01/2041	1,100	1,100

Total Municipal Bonds & Notes (Cost $1,100)		1,100

U.S. GOVERNMENT AGENCIES 2.5%
Fannie Mae
0.497% due 12/25/2017	1,602	1,604
0.544% due 05/25/2043	1,341	1,339
0.774% due 07/25/2041	3,190	3,221
Freddie Mac
0.607% due 11/15/2043	3,622	3,641
0.757% due 01/15/2042	1,225	1,236

Total U.S. Government Agencies (Cost $11,021)		11,041

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Floating Rate Notes
0.089% due 04/30/2017 (d)†	900	899

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
0.625% due 12/15/2016 (d)(f)		$4,200	$4,210

Total U.S. Treasury Obligations (Cost $5,093)			5,109

MORTGAGE-BACKED SECURITIES 2.4%
Asset Securitization Corp.
6.930% due 02/14/2043		2,270	2,390
Commercial Mortgage Trust
1.104% due 06/11/2027		2,200	2,185
6.586% due 07/16/2034		882	914
DBRR Trust
0.853% due 02/25/2045		15	15
Deco UK PLC
0.741% due 01/27/2020	GBP	623	913
JPMorgan Chase Commercial Mortgage Securities Trust
3.853% due 06/15/2043		$15	15
Morgan Stanley Capital Trust
3.884% due 09/15/2047		522	524
Wachovia Bank Commercial Mortgage Trust
5.559% due 10/15/2048		2,528	2,616
5.749% due 07/15/2045		1,243	1,276

Total Mortgage-Backed Securities (Cost $11,058)			10,848

ASSET-BACKED SECURITIES 14.2%
AmeriCredit Automobile Receivables Trust
0.524% due 04/09/2018		5,123	5,116
BA Credit Card Trust
0.477% due 09/16/2019		11,000	10,997
0.537% due 06/15/2020		9,000	8,991
Chase Issuance Trust
0.407% due 05/15/2018		1,000	1,000
Citibank Credit Card Issuance Trust
0.329% due 12/17/2018		5,000	4,987
Cordatus CLO PLC
0.283% due 01/30/2024	EUR	3,458	3,794
Ford Credit Auto Lease Trust
0.367% due 03/15/2017		$1,526	1,526
Harbourmaster CLO BV
0.864% due 05/08/2023	GBP	1,933	2,872
Morgan Stanley Investment Management Mezzano BV
0.810% due 05/15/2024	EUR	508	565
Navient Private Education Loan Trust
0.707% due 12/15/2021		$3,558	3,547
Navient Student Loan Trust
0.514% due 07/25/2030		6,332	6,286

20	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHA Credit Partners Ltd.
1.531% due 05/15/2023	$2,300	$2,301
SLC Student Loan Trust
0.417% due 06/15/2022	1,480	1,475
SLM Student Loan Trust
0.385% due 10/25/2024	3,162	3,089
0.405% due 10/25/2024	811	808
0.445% due 01/27/2020	2,234	2,234
0.644% due 09/25/2026	1,609	1,565
0.845% due 10/25/2017	252	251
SMB Private Education Loan Trust
0.807% due 07/17/2023	1,276	1,273

Total Asset-Backed Securities (Cost $62,951)		62,677

SOVEREIGN ISSUES 5.2%
Export-Import Bank of Korea
1.032% due 11/26/2016	1,000	1,005
1.036% due 01/14/2017	300	301
Japan Bank for International Cooperation
0.674% due 11/13/2018	10,000	10,059
Korea Development Bank
0.920% due 01/22/2017	1,000	1,000
3.500% due 08/22/2017	1,500	1,553
4.000% due 09/09/2016	2,000	2,054
Korea Land & Housing Corp.
1.875% due 08/02/2017	1,500	1,508
Province of Quebec
0.563% due 09/04/2018	5,600	5,601

Total Sovereign Issues (Cost $23,083)		23,081

SHORT-TERM INSTRUMENTS 8.2%

CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
0.791% due 02/17/2017	1,500	1,500
Intesa Sanpaolo SpA
1.666% due 04/11/2016	3,000	3,005

		4,505

COMMERCIAL PAPER 1.3%
ENI Finance USA, Inc.
1.350% due 06/10/2016	2,500	2,482

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tesco Treasury Services PLC
2.250% due 10/09/2015	$3,250	$3,248

		5,730

REPURCHASE AGREEMENTS (b) 3.6%
		15,700

U.S. TREASURY BILLS 2.3%
0.136% due 11/12/2015 - 02/18/2016 (a)(d)(f)†	10,036	10,036

Total Short-Term Instruments (Cost $35,964)		35,971

Total Investments in Securities (Cost $397,578)		396,010

	SHARES
INVESTMENTS IN AFFILIATES 8.9%

SHORT-TERM INSTRUMENTS 8.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%
PIMCO Short-Term Floating NAV Portfolio III	3,956,667	39,230

Total Short-Term Instruments (Cost $39,233)		39,230

Total Investments in Affiliates (Cost $39,233)		39,230

Total Investments 98.5% (Cost $436,811)		$435,240

Financial Derivative Instruments (c)(e) 0.6% (Cost or Premiums, net $26)		2,648

Other Assets and Liabilities, net 0.9%		4,052

Net Assets 100.0%		$441,940

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.
(a)	Coupon represents a weighted average yield to maturity.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.280% †	09/30/2015	10/01/2015	$2,000	U.S. Treasury Bonds 3.750% due 11/15/2043	$(2,070)	$2,000	$2,000
DEU	0.250% †	09/30/2015	10/01/2015	5,100	U.S. Treasury Notes 0.500% due 09/30/2016	(5,212)	5,100	5,100
FOB	0.280% †	09/30/2015	10/01/2015	2,000	U.S. Treasury Notes 0.250% due 04/15/2016	(2,042)	2,000	2,000
GSC	0.290% †	09/30/2015	10/01/2015	2,000	Freddie Mac 4.000% due 03/01/2043	(2,066)	2,000	2,000
JPS	0.280% †	09/30/2015	10/01/2015	4,600	U.S. Treasury Notes 3.000% due 08/31/2016	(4,700)	4,600	4,600

Total Repurchase Agreements						$(16,090)	$15,700	$15,700

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (2)
PIMCO TRENDS Managed Futures Strategy Fund	$0	$0	$0	$0	$0	$0

PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOS	$2,000	$0	$0	$2,000	$(2,070)	$(70)
DEU	5,100	0	0	5,100	(5,212)	(112)
FOB	2,000	0	0	2,000	(2,042)	(42)
GSC	2,000	0	0	2,000	(2,066)	(66)
JPS	4,600	0	0	4,600	(4,700)	(100)

Total Borrowings and Other Financing Transactions	$15,700	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

22	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
90-Day Eurodollar March Futures	Long	03/2018	2,699	$1,078	$0	$(98)
CAC 40 Index October Futures	Short	10/2015	309	338	50	(387)
DAX Index December Futures	Short	12/2015	75	926	51	(404)
E-mini NASDAQ 100 Index December Futures	Short	12/2015	172	407	0	(281)
E-mini S&P 500 Index December Futures	Short	12/2015	196	361	0	(335)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	305	1,121	174	0
FTSE 100 Index December Futures	Short	12/2015	116	194	78	(225)
FTSE/MIB Index December Futures	Short	12/2015	117	330	19	(341)
Hang Seng China Enterprises Index October Futures	Short	10/2015	255	137	546	(267)
Natural Gas November Futures †	Short	10/2015	371	408	325	0
Nikkei 225 Index December Futures	Short	12/2015	195	19	581	(297)
Russell 2000 Mini Index December Futures	Short	12/2015	211	1,034	0	(357)
S&P 200 Index December Futures	Short	12/2015	286	141	1,114	(617)
S&P/Toronto Stock Exchange 60 December Futures	Short	12/2015	223	250	0	(707)
Volatility S&P 500 Index October Futures	Long	10/2015	195	(59)	0	(166)

Total Futures Contracts				$6,685	$2,938	$(4,482)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	12/16/2020	$	53,400	$1,327	$(13)	$0	$(13)
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		26,400	1,031	(12)	0	(12)
Pay	3-Month USD-LIBOR	2.750%	12/16/2045		10,300	412	(29)	0	(29)
Pay	6-Month EUR-EURIBOR	1.000%	03/16/2026	EUR	26,300	(152)	(22)	0	(21)
Pay	6-Month GBP-LIBOR	2.000%	03/16/2026	GBP	44,800	616	956	223	0
Pay	6-Month JPY-LIBOR	1.000%	09/19/2025	JPY	21,440,000	8,611	1,646	0	(211)

						$11,845	$2,526	$223	$(286)

Total Swap Agreements						$11,845	$2,526	$223	$(286)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(d)	Securities with an aggregate market value of $6,922 and cash of $16,842 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability (1)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO TRENDS Managed Futures Strategy Fund (2)	$0	$2,613	$223	$2,836	$0	$(4,556)	$(286)	$(4,842)
PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary) (2)	0	325	0	325	0	0	0	0

Total Exchange-Traded or Centrally Cleared	$0	$2,938	$223	$3,161	$0	$(4,556)	$(286)	$(4,842)

(1)	Unsettled variation margin liability of $(74) for closed futures is outstanding at period end.
(2)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2015	AUD	32,400	NZD	35,853	$178	$0
	10/2015		26,100	$	19,250	934	0
	10/2015	CAD	16,200		12,415	276	0
	10/2015	CHF	54,784	EUR	51,625	1,470	0
	10/2015	EUR	60,125	CHF	65,706	239	0
	10/2015		4,000	GBP	2,945	0	(16)
	10/2015		23,375	JPY	3,154,973	180	0
	10/2015		6,875	SEK	65,499	144	0
	10/2015		55,500	$	61,519	39	(539)
	10/2015	GBP	22,499	EUR	30,750	327	0
	10/2015		12,813	$	19,713	332	0
	10/2015	JPY	3,176,066	EUR	23,375	0	(355)
	10/2015		650,020	GBP	3,500	0	(124)
	10/2015		4,600,000	$	37,184	8	(1,170)
	10/2015	$	17,346	AUD	24,500	0	(153)
	10/2015		25,884	CAD	34,000	0	(407)
	10/2015		57,421	EUR	51,625	388	(120)
	10/2015		44,774	GBP	28,750	0	(1,283)
	11/2015	GBP	483	$	749	18	0
	12/2015	HKD	11,924		1,538	0	0
	12/2015	$	2,267	HKD	17,573	0	0
	01/2016	CAD	36,941	$	27,587	0	(84)
	01/2016	CHF	65,583	EUR	60,125	0	(239)
	01/2016	MXN	301,500	$	17,694	0	(7)
BPS	10/2015	AUD	35,800		27,605	2,483	0
	11/2015	EUR	2,836		3,174	2	0

24	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	10/2015	CHF	22,493	EUR	20,750	$106	$0
	10/2015		52,875	$	56,003	1,743	0
	10/2015	EUR	10,500	CHF	11,377	0	(58)
	10/2015		27,000	JPY	3,646,674	228	0
	10/2015		37,750	NOK	359,102	0	(5)
	10/2015		22,888	SEK	214,948	106	0
	10/2015	GBP	71,063	$	108,923	1,426	0
	10/2015	NOK	428,023	EUR	46,500	1,695	(7)
	10/2015	SEK	321,247		33,875	0	(530)
	10/2015	$	44,227	AUD	62,800	0	(158)
	10/2015		34,554	CAD	45,961	0	(115)
	10/2015		30,260	CHF	29,000	0	(501)
	12/2015	HKD	1,977	$	255	0	0
	01/2016	NOK	360,240	EUR	37,750	2	0
CBK	10/2015	$	33,314		29,250	0	(628)
	11/2015	AUD	1,467	$	1,047	20	0
	11/2015	EUR	20,153		22,115	50	(469)
	11/2015	$	2,166	AUD	3,038	0	(38)
	11/2015		574	CAD	752	0	(11)
	11/2015		4,621	EUR	4,108	5	(33)
	11/2015		632	GBP	413	0	(8)
	11/2015		574	JPY	68,700	0	(1)
	12/2015		972	HKD	7,530	0	0
DUB	10/2015	AUD	30,800	$	22,499	885	0
	10/2015	CAD	103,400		80,698	3,218	0
	10/2015	CHF	2,860	EUR	2,625	0	(1)
	10/2015		3,375	$	3,524	61	0
	10/2015	EUR	4,375	CHF	4,795	32	0
	10/2015		21,125	JPY	2,825,888	0	(49)
	10/2015		8,750	NOK	81,486	0	(207)
	10/2015		18,487	SEK	173,690	95	0
	10/2015	GBP	24,875	JPY	4,630,679	973	0
	10/2015		34,250	$	52,603	792	0
	10/2015	JPY	3,705,411	EUR	27,000	0	(717)
	10/2015	SEK	137,701		14,375	0	(390)
	10/2015	$	3,967	AUD	5,400	0	(178)
	10/2015		33,051	CAD	43,939	0	(127)
	10/2015		52,192	GBP	34,187	0	(477)
	10/2015		111,818	JPY	13,685,100	2,394	(132)
	01/2016	AUD	25,700	$	17,954	6	0
	01/2016	GBP	17,250		26,161	74	0
FBF	10/2015	NZD	35,979	AUD	32,400	0	(258)
	10/2015	$	31,171	JPY	3,727,400	0	(99)
	12/2015		575	HKD	4,453	0	0
GLM	10/2015	CAD	4,300	$	3,275	53	0
	11/2015	AUD	7,023		4,979	61	0
	11/2015	GBP	2,386		3,660	51	0
	11/2015	$	2,778	AUD	3,904	2	(46)
	11/2015		419	EUR	370	0	(5)
	11/2015		682	JPY	82,000	2	0
HUS	12/2015	HKD	5,228	$	674	0	0
	01/2016	CAD	27,059		20,199	0	(71)
JPM	10/2015	EUR	26,750	GBP	19,845	127	0
	10/2015	JPY	2,844,468	EUR	21,125	0	(105)
	10/2015		3,879,499	GBP	21,375	0	(6)
	11/2015	CAD	781	$	592	7	0
	11/2015	$	935	EUR	837	1	0
	11/2015		593	GBP	382	0	(16)
	11/2015		1,106	JPY	131,900	0	(6)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2016	EUR	21,125	JPY	2,843,135	$101	$0
	01/2016	GBP	19,883	EUR	26,750	0	(126)
	01/2016		21,375	JPY	3,870,289	2	0
MSB	10/2015	JPY	9,411,900	$	76,339	0	(2,120)
	10/2015	$	86,866	GBP	55,187	0	(3,383)
	10/2015		932	JPY	111,900	1	0
	11/2015	JPY	111,900	$	932	0	(1)
	11/2015	$	866	CAD	1,161	4	0
	11/2015		2,888	EUR	2,530	0	(59)
NAB	10/2015		5,932		5,197	0	(125)
SCX	11/2015	CAD	2,374	$	1,799	21	0
	11/2015	$	2,046	AUD	2,936	12	(2)
	11/2015		634	CAD	825	0	(16)
	11/2015		798	GBP	523	0	(7)
SOG	10/2015	EUR	25,375	$	28,532	176	0
	10/2015	JPY	3,512,500		29,326	46	0
	10/2015	$	29,232	CHF	27,250	0	(1,269)
	11/2015		724	CAD	961	0	(4)
	01/2016		28,579	EUR	25,375	0	(175)
	01/2016		29,388	JPY	3,512,500	0	(49)
UAG	10/2015	EUR	5,197	$	5,813	7	0
	11/2015	GBP	600		924	17	0
	11/2015	$	5,816	EUR	5,197	0	(7)
	12/2015		541	HKD	4,194	0	0

Total Forward Foreign Currency Contracts						$21,620	$(17,292)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC AUD versus USD	$	0.890	11/13/2015	AUD	86,541	$6	$0
	Put - OTC EUR versus JPY	JPY	105.000	11/25/2015	EUR	2,750	0	0
	Put - OTC EUR versus SEK	SEK	8.450	11/05/2015		3,900	1	0
	Put - OTC USD versus CAD	CAD	1.100	11/13/2015	$	71,621	7	0
	Put - OTC USD versus CAD		1.130	11/13/2015		14,000	1	0
BPS	Put - OTC EUR versus NOK	NOK	7.800	11/19/2015	EUR	29,625	3	0
	Put - OTC EUR versus NOK		7.500	12/01/2015		7,500	1	0
	Call - OTC GBP versus JPY	JPY	225.000	12/10/2015	GBP	17,600	3	0
CBK	Put - OTC EUR versus JPY		101.000	11/13/2015	EUR	5,000	1	0
MSB	Put - OTC EUR versus SEK	SEK	8.400	11/12/2015		29,800	3	1

							$26	$1

Total Purchased Options							$26	$1

26	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $7,794 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
PIMCO TRENDS Managed Futures Strategy Fund
BOA	$ 4,533	$0	$0	$ 4,533	$(4,497)	$0	$0	$(4,497)	$36	$(400)	$(364)
BPS	2,485	0	0	2,485	0	0	0	0	2,485	(2,510)	(25)
BRC	5,306	0	0	5,306	(1,374)	0	0	(1,374)	3,932	(3,700)	232
CBK	75	0	0	75	(1,188)	0	0	(1,188)	(1,113)	1,033	(80)
DUB	8,530	0	0	8,530	(2,278)	0	0	(2,278)	6,252	(10,500)	(4,248)
FBF	0	0	0	0	(357)	0	0	(357)	(357)	201	(156)
GLM	169	0	0	169	(51)	0	0	(51)	118	0	118
HUS	0	0	0	0	(71)	0	0	(71)	(71)	0	(71)
JPM	238	0	0	238	(259)	0	0	(259)	(21)	0	(21)
MSB	5	1	0	6	(5,563)	0	0	(5,563)	(5,557)	5,320	(237)
NAB	0	0	0	0	(125)	0	0	(125)	(125)	0	(125)
SCX	33	0	0	33	(25)	0	0	(25)	8	0	8
SOG	222	0	0	222	(1,497)	0	0	(1,497)	(1,275)	1,240	(35)
UAG	24	0	0	24	(7)	0	0	(7)	17	0	17

Total Over the Counter	$21,620	$1	$0	$21,621	$(17,292)	$0	$0	$(17,292)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$325	$0	$2,439	$0	$174	$2,938
Swap Agreements	0	0	0	0	223	223

	$325	$0	$2,439	$0	$397	$3,161

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,620	$0	$21,620
Purchased Options	0	0	0	1	0	1

	$0	$0	$0	$21,621	$0	$21,621

	$325	$0	$2,439	$21,621	$397	$24,782

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$74	$0	$4,384	$0	$98	$4,556
Swap Agreements	0	0	0	0	286	286

	$74	$0	$4,384	$0	$384	$4,842

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,292	$0	$17,292

	$74	$0	$4,384	$17,292	$384	$22,134

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(2,807)	$0	$(5,617)	$0	$(2,881)	$(11,305)
Swap Agreements	0	0	0	0	(11,557)	(11,557)

	$(2,807)	$0	$(5,617)	$0	$(14,438)	$(22,862)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,609)	$0	$(8,609)
Purchased Options	0	0	0	(31)	0	(31)

	$0	$0	$0	$(8,640)	$0	$(8,640)

	$(2,807)	$0	$(5,617)	$(8,640)	$(14,438)	$(31,502)

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$1,627	$0	$1,229	$0	$101	$2,957
Swap Agreements	0	0	0	0	3,588	3,588

	$1,627	$0	$1,229	$0	$3,689	$6,545

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,132	$0	$4,132

	$1,627	$0	$1,229	$4,132	$3,689	$10,677

28	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$134,023	$0	$134,023
Industrials	0	85,896	0	85,896
Utilities	0	26,264	0	26,264
Municipal Bonds & Notes
California	0	1,100	0	1,100
U.S. Government Agencies	0	11,041	0	11,041
U.S. Treasury Obligations	0	5,109	0	5,109
Mortgage-Backed Securities	0	10,848	0	10,848
Asset-Backed Securities	0	62,677	0	62,677
Sovereign Issues	0	23,081	0	23,081
Short-Term Instruments
Certificates of Deposit	0	4,505	0	4,505
Commercial Paper	0	5,730	0	5,730
Repurchase Agreements	0	15,700	0	15,700
U.S. Treasury Bills	0	10,036	0	10,036
	$0	$396,010	$0	$396,010

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,230	$0	$0	$39,230

Total Investments	$39,230	$396,010	$0	$435,240

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,938	223	0	3,161
Over the counter	0	21,621	0	21,621
	$2,938	$21,844	$0	$24,782

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,482)	(286)	0	(4,768)
Over the counter	0	(17,292)	0	(17,292)
	$(4,482)	$(17,578)	$0	$(22,060)

Totals	$37,686	$400,276	$0	$437,962

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, and Class C shares of the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss

30	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2015

from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Notes to Financial Statements (Cont.)

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Consolidated Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or

32	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2015

settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (”ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods

34	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2015

and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Consolidated Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which

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approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and

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Notes to Financial Statements (Cont.)

the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential

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mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Short-Term Floating NAV Portfolio III	$5,858	$361,479	$(328,100)	$(3)	$(4)	$39,230	$79	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

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Notes to Financial Statements (Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to the Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to the Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and

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financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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Notes to Financial Statements (Cont.)

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a

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specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

The Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Fund’s performance and/or ability to achieve its

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Notes to Financial Statements (Cont.)

investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Fund could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a

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Notes to Financial Statements (Cont.)

specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election

46	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2015

to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund VIII, Ltd. (a “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Fund (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with the Consolidated Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Fund and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of the Commodity Subsidiary, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Consolidated Fund (amounts in thousands).

PIMCO TRENDS Managed Futures Strategy Fund
PIMCO Cayman Commodity Fund VIII, Ltd.

Date of Incorporation	09/06/2013
Subscription Agreement	09/20/2013
Consolidated Fund Net Assets	$441,940
Subsidiary % of Consolidated Fund Net Assets	4.0%
Subsidiary Financial Statement Information
Total assets	$17,614
Total liabilities	$19
Net assets	$17,595
Total income	$31
Net investment income (loss)	$(96)
Net realized gain (loss)	$(2,808)
Net change in unrealized appreciation (depreciation)	$1,626
Increase (decrease) in net assets resulting from operations	$(1,278)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Notes to Financial Statements (Cont.)

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 1.15%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A and C Classes
0.25%	0.35%	0.25%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or

48	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2015

procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Consolidated Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Notes to Financial Statements (Cont.)

extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through July 31, 2016, to reduce its advisory fee by 0.25% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.

PIMCO has agreed to waive a portion of the Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. As of September 30, 2015, the remaining recoverable amount to PIMCO was $75,396.

(f) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rate of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fees it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2015, the amount was $127,452.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

50	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2015

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$55,283	$49,513

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$900	$900	$126,412	$83,033

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	9,868	$101,611	17,923	$197,629
Class P	295	3,034	1,099	12,255
Administrative Class	0	1	13	149
Class D	9,345	94,405	9,204	104,124
Class A	670	6,978	2,299	25,686
Class C	367	3,912	765	8,567

Issued as reinvestment of distributions
Institutional Class	1,463	14,713	2,918	32,152
Class P	25	254	13	142
Administrative Class	0	1	0	4
Class D	232	2,276	621	6,825
Class A	56	564	32	352
Class C	29	294	38	416

Cost of shares redeemed
Institutional Class	(17,685)	(180,311)	(10,872)	(119,848)
Class P	(374)	(3,868)	(336)	(3,769)
Administrative Class	(10)	(107)	(3)	(37)
Class D	(3,139)	(33,244)	(6,374)	(70,327)
Class A	(1,383)	(14,348)	(259)	(2,910)
Class C	(528)	(5,312)	(59)	(660)
Net increase (decrease) resulting from Fund share transactions	(769)	$(9,147)	17,022	$190,750
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 25% of the Fund, and each of the two shareholders are related parties of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

52	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2015

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued letter rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2015

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiaries of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, an Underlying PIMCO Fund Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$437,065	$355	$(2,180)	$(1,825)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

54	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.
BRC	Barclays Bank PLC	JPS	JPMorgan Securities, Inc.
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A
DEU	Deutsche Bank Securities, Inc.	NAB	National Australia Bank Ltd.
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank
FBF	Credit Suisse International	SOG	Societe Generale
FOB	Credit Suisse Securities (USA) LLC	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
EUR	Euro	NZD	New Zealand Dollar
GBP	British Pound	SEK	Swedish Krona
HKD	Hong Kong Dollar	USD (or $)	United States Dollar

Exchange Abbreviations:
FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Other Abbreviations:
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

56	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Approval of Investment Advisory Contract and Other Agreements  (Cont.)

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with

58	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Approval of Investment Advisory Contract and Other Agreements  (Cont.)

the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of

60	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

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Approval of Investment Advisory Contract and Other Agreements  (Cont.)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to

62	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Approval of Investment Advisory Contract and Other Agreements  (Cont.)

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the

64	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

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Approval of Investment Advisory Contract and Other Agreements  (Cont.)

(Unaudited)

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

66	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2015.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4017SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

Real Return Strategy Funds

PIMCO Real Return Asset Fund

PIMCO Real Return Limited Duration Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO Inflation Response Multi-Asset Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was 2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

2	PIMCO REAL RETURN STRATEGY FUNDS

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, value investing risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, sovereign debt risk, currency risk, issuer non-diversification risk, inflation-indexed security risk, gold-related risk, leveraging risk, small-cap and mid-cap company risk, arbitrage risk, management risk, short sale risk, convertible securities risk, commodity risk, tax risk and subsidiary risk. A complete description of these risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales

4	PIMCO REAL RETURN STRATEGY FUNDS

Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the relevent Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“Benchmark Index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The PIMCO CommoditiesPLUS® Strategy Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, changes in interest rates, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Inflation Response Multi-Asset Fund may invest its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO (“Underlying PIMCO Funds”). The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Real Return Asset Fund	11/12/01	11/12/01	11/19/10	—	10/31/14	—	—	—
PIMCO Real Return Limited Duration Fund	06/30/15	06/30/15	06/30/15	—	06/30/15	—	—	—
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	—	10/30/03	10/30/03	10/30/03	—
PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	07/31/14	05/28/10	05/28/10	05/28/10	05/28/10
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	08/31/11	08/31/11	08/31/11

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling PIMCO Funds at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the Funds (Cont.)

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each

Fund’s Form N-Q is also available without charge, upon request, by calling PIMCO Funds at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Real Return Asset Fund

Institutional Class - PRAIX	Class D - PRTDX
Class P - PRTPX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	81.5%
Sovereign Issues	8.3%
Corporate Bonds & Notes	4.2%
Asset-Backed Securities	3.7%
Short-Term Instruments‡	1.5%
Other	0.8%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/12/01)
PIMCO Real Return Asset Fund Institutional Class	-7.66%	-4.60%	3.34%	4.83%	6.80%
PIMCO Real Return Asset Fund Class P	-7.70%	-4.70%	3.24%	4.74%	6.74%
PIMCO Real Return Asset Fund Class D	-7.84%	-4.98%	2.93%	4.43%	6.42%
Barclays U.S. Treasury Inflation Notes: 10+ Year Index	-6.13%	-1.69%	3.99%	4.88%	6.60%
Lipper Inflation-Protected Bond Funds Average	-2.77%	-2.69%	1.56%	3.06%	4.69%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.61% for Institutional Class shares, 0.71% for Class P shares, and 1.01% for Class D shares.

Investment Objective and Strategy Overview

»

The PIMCO Real Return Asset Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

Fund Insights

»	An underweight exposure to the 20-year portion of the U.S. real yield curve positively contributed to relative performance, as real yields in this portion of the curve rose over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from absolute performance, as U.S. TIPS posted negative returns over the reporting period.

»	Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as nominal U.S. Treasuries outperformed U.S. TIPS over the reporting period.

»	Short exposure to the euro currency detracted from relative performance, as the euro appreciated relative to the U.S. dollar over the reporting period.

»	Exposure to Brazilian nominal interest rates for the majority of the reporting period detracted from relative performance, as interest rates in Brazil rose over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO Real Return Limited Duration Fund

Institutional Class - PPIRX	Class D - PPDRX
Class P - PPPRX

Allocation Breakdown†

U.S. Treasury Obligations	82.8%
Sovereign Issues	11.7%
Short-Term Instruments‡	4.2%
Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.2%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended September 30, 2015
Fund Inception (06/30/15)*
PIMCO Real Return Limited Duration Fund Institutional	-1.73%
PIMCO Real Return Limited Duration Fund Class P	-1.74%
PIMCO Real Return Limited Duration Fund Class D	-1.80%
Barclays U.S. TIPS: 1-5 Year Index	-0.71%
Lipper Short Investment Grade Debt Funds Average	-0.14%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 0.45% for Institutional Class shares, 0.55% for Class P shares and 0.85% for Class D shares.

Investment Objective and Strategy Overview

»

The PIMCO Real Return Limited Duration Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of inflation-indexed securities of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	Underweight exposure to the front end of the U.S. real yield curve positively contributed to relative performance, as real yields in this portion of the curve rose over the reporting period.

»	Exposure to Italian inflation-linked bonds benefited relative performance, as real yields in Italy fell over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from absolute performance, as U.S. TIPS posted negative returns over the reporting period.

»	Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as nominal U.S. Treasuries outperformed U.S. TIPS over the reporting period.

»	Exposure to Brazilian nominal interest rates for the majority of the reporting period detracted from relative performance, as interest rates in Brazil rose over the reporting period.

8	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class - PRRSX	Class A - PETAX
Class P - PETPX	Class C - PETCX
Class D - PETDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	81.0%
Sovereign Issues	6.6%
Corporate Bonds & Notes	4.6%
Short-Term Instruments‡	2.5%
Mortgage-Backed Securities	2.1%
Other	3.2%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	-8.75%	12.13%	14.89%	9.39%	12.93%
PIMCO RealEstateRealReturn Strategy Fund Class P	-8.70%	11.92%	14.78%	9.29%	12.83%
PIMCO RealEstateRealReturn Strategy Fund Class D	-8.90%	11.50%	14.41%	8.95%	12.46%
PIMCO RealEstateRealReturn Strategy Fund Class A	-8.93%	11.55%	14.40%	8.92%	12.44%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	-13.89%	5.45%	13.13%	8.30%	11.91%
PIMCO RealEstateRealReturn Strategy Fund Class C	-9.44%	10.79%	13.56%	8.10%	11.59%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	-10.30%	10.02%	13.56%	8.10%	11.59%
Dow Jones U.S. Select REIT Total Return Index	-7.22%	11.82%	12.31%	6.67%	9.74%
Lipper Real Estate Funds Average	-7.96%	8.40%	11.15%	6.18%	9.16%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.80% for Institutional Class shares, 0.90% for Class P shares, 1.20% for Class D shares, 1.20% for Class A shares, and 1.95% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO RealEstateRealReturn Strategy Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

Fund Insights

»	An underweight exposure to the 5-year portion of the U.S. real yield curve positively contributed to relative performance, as real yields in this portion of the curve rose over the reporting period.

»	Exposure to real estate investment trusts (“REITs”) detracted from absolute performance, as REITs posted negative returns over the reporting period.

»

Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as nominal U.S. Treasuries outperformed U.S. Treasury Inflation-Protected Securities over the reporting period.

»	Short exposure to the euro currency detracted from relative performance, as the euro appreciated relative to the U.S. dollar over the reporting period.

»	Exposure to Italian inflation-linked bonds (“ILBs”) detracted from relative performance, as real yields in Italy rose over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

PIMCO CommoditiesPLUS® Strategy Fund

Institutional Class - PCLIX	Class A - PCLAX
Class P - PCLPX	Class C - PCPCX
Administrative Class - PCPSX	Class R - PCPRX
Class D - PCLDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	29.2%
Short-Term Instruments‡	23.6%
Corporate Bonds & Notes	19.4%
Sovereign Issues	10.2%
Asset-Backed Securities	6.3%
U.S. Government Agencies	6.2%
Mortgage-Backed Securities	4.9%
Bank Loan Obligations	0.2%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (05/28/10)
PIMCO CommoditiesPLUS® Strategy Fund Institutional Class	-13.06%	-35.93%	-6.54%	-4.04%
PIMCO CommoditiesPLUS® Strategy Fund Class P	-13.03%	-35.96%	-6.64%	-4.14%
PIMCO CommoditiesPLUS® Strategy Fund Administrative Class	-13.03%	-36.03%	-6.76%	-4.27%
PIMCO CommoditiesPLUS® Strategy Fund Class D	-13.22%	-36.19%	-6.99%	-4.49%
PIMCO CommoditiesPLUS® Strategy Fund Class A	-13.13%	-36.24%	-6.99%	-4.51%
PIMCO CommoditiesPLUS® Strategy Fund Class A (adjusted)	-17.91%	-39.74%	-8.04%	-5.51%
PIMCO CommoditiesPLUS® Strategy Fund Class C	-13.45%	-36.70%	-7.69%	-5.21%
PIMCO CommoditiesPLUS® Strategy Fund Class C (adjusted)	-14.31%	-37.31%	-7.69%	-5.21%
PIMCO CommoditiesPLUS® Strategy Fund Class R	-13.28%	-36.36%	-7.25%	-4.76%
Credit Suisse Commodity Benchmark Index	-11.41%	-36.09%	-7.69%	-5.43%
Lipper Commodities General Funds Average	-10.82%	-26.01%	-8.55%	-6.46%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 05/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 0.90% for Institutional Class shares, 1.00% for Class P shares, 1.15% for Administrative Class shares, 1.40% for Class D shares, 1.40% for Class A shares, 2.15% for Class C shares, and 1.65% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO CommoditiesPLUS® Strategy Fund seeks total return which exceeds that of its benchmark, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets.

Fund Insights

»	Exposure to commodities, via the Fund’s benchmark index, detracted from absolute performance, as this index posted negative returns over the reporting period.

»	Overweight exposure to U.S. breakeven inflation detracted from relative performance, as nominal U.S. Treasuries outperformed U.S. Treasury Inflation-Protected Securities over the reporting period.

»	Short exposure to the euro detracted from relative performance, as the euro appreciated relative to the U.S. dollar over the reporting period.

»	Exposure to Brazilian nominal interest rates for the majority of the reporting period detracted from relative performance, as interest rates in Brazil rose over the reporting period.

10	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Inflation Response Multi-Asset Fund

Institutional Class - PIRMX	Class A - PZRMX
Class P - PPRMX	Class C - PCRMX
Class D - PDRMX	Class R - PQRMX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	54.5%
Mutual Funds	10.6%
Sovereign Issues	8.6%
Short-Term Instruments‡	7.7%
Corporate Bonds & Notes	7.4%
Other	11.2%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (08/31/11)
PIMCO Inflation Response Multi-Asset Fund Institutional Class	-7.44%	-7.43%	-1.94%
PIMCO Inflation Response Multi-Asset Fund Class P	-7.37%	-7.50%	-2.02%
PIMCO Inflation Response Multi-Asset Fund Class D	-7.66%	-7.87%	-2.38%
PIMCO Inflation Response Multi-Asset Fund Class A	-7.57%	-7.90%	-2.40%
PIMCO Inflation Response Multi-Asset Fund Class A (adjusted)	-12.67%	-12.95%	-3.74%
PIMCO Inflation Response Multi-Asset Fund Class C	-7.89%	-8.54%	-3.11%
PIMCO Inflation Response Multi-Asset Fund Class C (adjusted)	-8.80%	-9.38%	-3.11%
PIMCO Inflation Response Multi-Asset Fund Class R	-7.64%	-8.00%	-2.60%
45% Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	-5.01%	-7.37%	-3.16%
Lipper Flexible Portfolio Funds Average	-7.23%	-5.59%	4.80%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.31% for Institutional Class shares, 1.41% for Class P shares, 1.76% for Class D shares, 1.76% for Class A shares, 2.51% for Class C shares, and 2.01% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO Inflation Response Multi-Asset Fund seeks total return which exceeds that of its benchmark, by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended, forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	An underweight exposure to the front end of the U.S. real yield curve positively contributed to relative performance, as real yields in this portion of the curve rose over the reporting period.

»	Exposure to commodities, as represented by the Bloomberg Commodity Index, detracted from absolute performance, as this index posted negative returns for the reporting period.

»

An overweight to emerging market currencies for the majority of the reporting period, as represented by the JPMorgan Emerging Local Markets Index Plus (Unhedged), detracted from relative performance, as emerging market currencies posted negative returns over the reporting period.

»

Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as nominal U.S. Treasuries outperformed U.S. Treasury Inflation-Protected Securities over the reporting period.

»	Short exposure to the euro currency detracted from relative performance, as the euro appreciated relative to the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Real Return Asset Fund
Institutional Class	$1,000.00	$923.40	$3.22	$1,000.00	$1,021.65	$3.39	0.67%
Class P	1,000.00	923.00	3.70	1,000.00	1,021.15	3.89	0.77
Class D	1,000.00	921.60	5.14	1,000.00	1,019.65	5.40	1.07
PIMCO Real Return Limited Duration Fund(a)
Institutional Class	$1,000.00	$982.70	$1.30	$1,000.00	$1,011.26	$1.31	0.52%
Class P	1,000.00	982.60	1.54	1,000.00	1,011.01	1.57	0.62
Class D	1,000.00	982.00	2.29	1,000.00	1,010.26	2.32	0.92
PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	$1,000.00	$912.50	$4.26	$1,000.00	$1,020.55	$4.50	0.89%
Class P	1,000.00	913.00	4.73	1,000.00	1,020.05	5.00	0.99
Class D	1,000.00	911.00	6.16	1,000.00	1,018.55	6.51	1.29
Class A	1,000.00	910.70	6.16	1,000.00	1,018.55	6.51	1.29
Class C	1,000.00	905.60	9.72	1,000.00	1,014.80	10.28	2.04

12	PIMCO REAL RETURN STRATEGY FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)
Institutional Class	$1,000.00	$869.40	$3.55	$1,000.00	$1,021.20	$3.84	0.76%
Class P	1,000.00	869.70	4.02	1,000.00	1,020.70	4.34	0.86
Administrative Class	1,000.00	869.70	4.72	1,000.00	1,019.95	5.10	1.01
Class D	1,000.00	867.80	5.88	1,000.00	1,018.70	6.36	1.26
Class A	1,000.00	868.70	5.89	1,000.00	1,018.70	6.36	1.26
Class C	1,000.00	865.50	9.37	1,000.00	1,014.95	10.13	2.01
Class R	1,000.00	867.20	7.05	1,000.00	1,017.45	7.62	1.51
PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class	$1,000.00	$925.60	$4.33	$1,000.00	$1,020.50	$4.55	0.90%
Class P	1,000.00	926.30	4.82	1,000.00	1,020.00	5.05	1.00
Class D	1,000.00	923.40	6.49	1,000.00	1,018.25	6.81	1.35
Class A	1,000.00	924.30	6.49	1,000.00	1,018.25	6.81	1.35
Class C	1,000.00	921.10	10.09	1,000.00	1,014.50	10.58	2.10
Class R	1,000.00	923.60	7.69	1,000.00	1,017.00	8.07	1.60

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 06/30/15 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 92/366 for the Class shares of the PIMCO Real Return Limited Duration Fund (to reflect the period since inception date of 06/30/15). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Benchmark Descriptions

Index	Description

45% Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	The benchmark is a blend of 45% Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index. Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index. Bloomberg Gold Subindex Total Return Index reflects the return on fully collateralized positions in the underlying commodity futures. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS: 1-5 Year Index	Barclays U.S. TIPS: 1-5 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 5 years. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Treasury Inflation Notes: 10+ Year Index	Barclays U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years. It is not possible to invest directly in an unmanaged index.

Credit Suisse Commodity Benchmark Index	The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to directly invest into an unmanaged index.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. It is not possible to invest directly in the index. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

14	PIMCO REAL RETURN STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Real Return Asset Fund
Institutional Class
04/01/2015 - 09/30/2015+	$8.52	$0.21	$(0.86)	$(0.65)	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2015	8.04	(0.07)	0.69	0.62	(0.14)	0.00	0.00	(0.14)
03/31/2014	9.69	0.14	(1.22)	(1.08)	(0.16)	(0.39)	(0.02)	(0.57)
03/31/2013	11.45	0.38	0.99	1.37	(0.30)	(2.83)	0.00	(3.13)
03/31/2012	11.27	0.41	1.87	2.28	(0.38)	(1.72)	0.00	(2.10)
03/31/2011	10.98	0.36	0.97	1.33	(0.33)	(0.71)	0.00	(1.04)
Class P
04/01/2015 - 09/30/2015+	8.52	0.21	(0.86)	(0.65)	(0.08)	0.00	0.00	(0.08)
03/31/2015	8.04	0.01	0.60	0.61	(0.13)	0.00	0.00	(0.13)
03/31/2014	9.69	0.20	(1.29)	(1.09)	(0.15)	(0.39)	(0.02)	(0.56)
03/31/2013	11.45	0.23	1.13	1.36	(0.29)	(2.83)	0.00	(3.12)
03/31/2012	11.27	0.20	2.07	2.27	(0.37)	(1.72)	0.00	(2.09)
11/19/2010 - 03/31/2011	12.29	0.16	(0.35)	(0.19)	(0.12)	(0.71)	0.00	(0.83)
Class D
04/01/2015 - 09/30/2015+	8.52	0.19	(0.86)	(0.67)	(0.06)	0.00	0.00	(0.06)
10/31/2014 - 03/31/2015	8.42	(0.16)	0.27	0.11	(0.01)	0.00	0.00	(0.01)

PIMCO Real Return Limited Duration Fund
Institutional Class
06/30/2015 - 09/30/2015+	$10.00	$0.11	$(0.28)	$(0.17)	$(0.07)	$0.00	$0.00	$(0.07)
Class P
06/30/2015 - 09/30/2015+	10.00	0.10	(0.27)	(0.17)	(0.07)	0.00	0.00	(0.07)
Class D
06/30/2015 - 09/30/2015+	10.00	0.10	(0.28)	(0.18)	(0.06)	0.00	0.00	(0.06)

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class
04/01/2015 - 09/30/2015+ ~	$8.34	$0.17	$(0.98)	$(0.81)	$(0.26)	$0.00	$0.00	$(0.26)
03/31/2015~	8.68	0.08	2.32	2.40	(2.74)	0.00	0.00	(2.74)
03/31/2014~	10.40	0.06	(0.92)	(0.86)	(0.76)	(0.10)	0.00	(0.86)
03/31/2013~	10.20	0.14	2.04	2.18	(1.44)	(0.54)	0.00	(1.98)
03/31/2012~	9.52	0.20	2.34	2.54	(1.50)	(0.36)	0.00	(1.86)
03/31/2011~	8.76	0.18	2.68	2.86	(2.10)	0.00	0.00	(2.10)
Class P
04/01/2015 - 09/30/2015+ ~	8.20	0.16	(0.95)	(0.79)	(0.26)	0.00	0.00	(0.26)
03/31/2015~	8.58	(0.04)	2.40	2.36	(2.74)	0.00	0.00	(2.74)
03/31/2014~	10.28	0.14	(1.00)	(0.86)	(0.74)	(0.10)	0.00	(0.84)
03/31/2013~	10.16	0.04	2.12	2.16	(1.50)	(0.54)	0.00	(2.04)
03/31/2012~	9.50	0.16	2.36	2.52	(1.50)	(0.36)	0.00	(1.86)
03/31/2011~	8.74	0.18	2.68	2.86	(2.10)	0.00	0.00	(2.10)
Class D
04/01/2015 - 09/30/2015+ ~	7.68	0.14	(0.90)	(0.76)	(0.25)	0.00	0.00	(0.25)
03/31/2015~	8.18	(0.06)	2.28	2.22	(2.72)	0.00	0.00	(2.72)
03/31/2014~	9.84	0.10	(0.94)	(0.84)	(0.72)	(0.10)	0.00	(0.82)
03/31/2013~	9.78	(0.02)	2.06	2.04	(1.44)	(0.54)	0.00	(1.98)
03/31/2012~	9.22	0.14	2.26	2.40	(1.48)	(0.36)	0.00	(1.84)
03/31/2011~	8.54	0.10	2.66	2.76	(2.08)	0.00	0.00	(2.08)
Class A
04/01/2015 - 09/30/2015+ ~	7.64	0.14	(0.90)	(0.76)	(0.25)	0.00	0.00	(0.25)
03/31/2015~	8.16	(0.04)	2.24	2.20	(2.72)	0.00	0.00	(2.72)
03/31/2014~	9.82	0.08	(0.92)	(0.84)	(0.72)	(0.10)	0.00	(0.82)
03/31/2013~	9.76	0.00	2.04	2.04	(1.44)	(0.54)	0.00	(1.98)
03/31/2012~	9.20	0.16	2.24	2.40	(1.48)	(0.36)	0.00	(1.84)
03/31/2011~	8.52	0.12	2.62	2.74	(2.06)	0.00	0.00	(2.06)

Please see footnotes on page 20.

16	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$7.79	(7.66)%	$2,509,023	0.67	%*	0.67	%*	0.55	%*	0.55	%*	5.21	%*	66%
8.52	7.73	3,225,556	0.61		0.61		0.55		0.55		(0.85)		99
8.04	(11.12)	392,481	0.58		0.58		0.55		0.55		1.69		123
9.69	11.22	389,932	0.62		0.62		0.55		0.55		3.21		97
11.45	20.86	2,429,237	0.58		0.58		0.55		0.55		3.38		239
11.27	12.29	2,727,648	0.56		0.56		0.55		0.55		3.12		335

7.79	(7.70)	5,129	0.77	*	0.77	*	0.65	*	0.65	*	5.08	*	66
8.52	7.62	6,002	0.71		0.71		0.65		0.65		0.23		99
8.04	(11.21)	4,228	0.68		0.68		0.65		0.65		2.32		123
9.69	11.11	15,296	0.72		0.72		0.65		0.65		1.97		97
11.45	20.75	15,545	0.68		0.68		0.65		0.65		1.70		239
11.27	(1.40)	944	0.66	*	0.66	*	0.65	*	0.65	*	4.11	*	335

7.79	(7.84)	2,053	1.07	*	1.07	*	0.95	*	0.95	*	4.59	*	66
8.52	1.29	947	1.01	*	1.01	*	0.95	*	0.95	*	(5.22	)*	99

$9.76	(1.73)%	$3,048	0.52	%*	0.53	%*	0.39	%*	0.40	%*	4.29	%*	5%

9.76	(1.74)	10	0.62	*	0.63	*	0.49	*	0.50	*	4.21	*	5

9.76	(1.80)	10	0.92	*	0.93	*	0.79	*	0.80	*	3.90	*	5

$7.27	(8.75)%	$1,256,979	0.89	%*	0.89	%*	0.74	%*	0.74	%*	4.40	%*	52%
8.34	29.93	1,613,938	0.80		0.80		0.74		0.74		0.85		202
8.68	(7.40)	2,714,060	0.78		0.78		0.74		0.74		0.76		81
10.40	23.03	715,661	0.80		0.80		0.74		0.74		1.29		71
10.20	29.63	2,021,170	0.78		0.78		0.74		0.74		2.08		287
9.52	36.32	1,311,829	0.76		0.76		0.74		0.74		2.02		344

7.15	(8.70)	81,306	0.99	*	0.99	*	0.84	*	0.84	*	4.33	*	52
8.20	29.71	122,308	0.90		0.90		0.84		0.84		(0.53)		202
8.58	(7.47)	77,956	0.88		0.88		0.84		0.84		1.53		81
10.28	22.94	183,403	0.90		0.90		0.84		0.84		0.32		71
10.16	29.41	53,415	0.88		0.88		0.84		0.84		1.66		287
9.50	36.29	13,449	0.86		0.86		0.84		0.84		1.96		344

6.67	(8.90)	185,917	1.29	*	1.29	*	1.14	*	1.14	*	4.04	*	52
7.68	29.37	264,640	1.20		1.20		1.14		1.14		(0.70)		202
8.18	(7.69)	182,144	1.18		1.18		1.14		1.14		1.26		81
9.84	22.67	485,211	1.20		1.20		1.14		1.14		(0.10)		71
9.78	28.91	143,245	1.18		1.18		1.14		1.14		1.39		287
9.22	35.81	33,225	1.16		1.16		1.14		1.14		1.18		344

6.63	(8.93)	245,361	1.29	*	1.29	*	1.14	*	1.14	*	4.02	*	52
7.64	29.19	316,532	1.20		1.20		1.14		1.14		(0.43)		202
8.16	(7.64)	273,498	1.18		1.18		1.14		1.14		1.02		81
9.82	22.69	445,903	1.20		1.20		1.14		1.14		0.06		71
9.76	28.92	154,084	1.18	(c)	1.18	(c)	1.14	(c)	1.14	(c)	1.62		287
9.20	35.83	60,241	1.21		1.21		1.19		1.19		1.44		344

Please see footnotes on page 20.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO RealEstateRealReturn Strategy Fund (Cont.)
Class C
04/01/2015 - 09/30/2015+ ~	$6.80	$0.10	$(0.81)	$(0.71)	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2015~	7.50	(0.10)	2.08	1.98	(2.68)	0.00	0.00	(2.68)
03/31/2014~	9.12	0.02	(0.86)	(0.84)	(0.68)	(0.10)	0.00	(0.78)
03/31/2013~	9.16	(0.06)	1.90	1.84	(1.34)	(0.54)	0.00	(1.88)
03/31/2012~	8.74	0.10	2.10	2.20	(1.42)	(0.36)	0.00	(1.78)
03/31/2011~	8.20	0.06	2.50	2.56	(2.02)	0.00	0.00	(2.02)

PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)
Institutional Class
04/01/2015 - 09/30/2015+	$7.22	$0.05	$(0.98)	$(0.93)	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2015	11.19	0.01	(3.55)	(3.54)	(0.42)	(0.01)	0.00	(0.43)
03/31/2014	11.07	(0.03)	0.20	0.17	(0.04)	(0.01)	0.00	(0.05)
03/31/2013	11.14	0.04	(0.04)	0.00	(0.06)	(0.01)	0.00	(0.07)
03/31/2012	14.55	0.04	(1.26)	(1.22)	(2.19)	0.00	0.00	(2.19)
05/28/2010 - 03/31/2011	10.00	0.04	4.58	4.62	(0.03)	(0.04)	0.00	(0.07)
Class P
04/01/2015 - 09/30/2015+	7.18	0.05	(0.98)	(0.93)	(0.09)	0.00	0.00	(0.09)
03/31/2015	11.14	(0.00)^	(3.53)	(3.53)	(0.42)	(0.01)	0.00	(0.43)
03/31/2014	11.03	0.07	0.08	0.15	(0.03)	(0.01)	0.00	(0.04)
03/31/2013	11.11	0.04	(0.05)	(0.01)	(0.06)	(0.01)	0.00	(0.07)
03/31/2012	14.53	0.02	(1.25)	(1.23)	(2.19)	0.00	0.00	(2.19)
05/28/2010 - 03/31/2011	10.00	0.03	4.57	4.60	(0.03)	(0.04)	0.00	(0.07)
Administrative Class
04/01/2015 - 09/30/2015+	7.21	0.04	(0.97)	(0.93)	(0.09)	0.00	0.00	(0.09)
07/31/2014 - 03/31/2015	11.05	(0.03)	(3.49)	(3.52)	(0.31)	(0.01)	0.00	(0.32)
Class D
04/01/2015 - 09/30/2015+	7.16	0.03	(0.97)	(0.94)	(0.08)	0.00	0.00	(0.08)
03/31/2015	11.11	(0.04)	(3.51)	(3.55)	(0.39)	(0.01)	0.00	(0.40)
03/31/2014	11.02	0.17	(0.06)	0.11	(0.01)	(0.01)	0.00	(0.02)
03/31/2013	11.08	(0.01)	(0.04)	(0.05)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2012	14.50	(0.01)	(1.26)	(1.27)	(2.15)	0.00	0.00	(2.15)
05/28/2010 - 03/31/2011	10.00	(0.01)	4.57	4.56	(0.02)	(0.04)	0.00	(0.06)
Class A
04/01/2015 - 09/30/2015+	7.14	0.03	(0.96)	(0.93)	(0.08)	0.00	0.00	(0.08)
03/31/2015	11.09	(0.04)	(3.52)	(3.56)	(0.38)	(0.01)	0.00	(0.39)
03/31/2014	11.00	(0.30)	0.41	0.11	(0.01)	(0.01)	0.00	(0.02)
03/31/2013	11.07	(0.01)	(0.04)	(0.05)	(0.01)	(0.01)	0.00	(0.02)
03/31/2012	14.50	(0.02)	(1.25)	(1.27)	(2.16)	0.00	0.00	(2.16)
05/28/2010 - 03/31/2011	10.00	(0.02)	4.58	4.56	(0.02)	(0.04)	0.00	(0.06)
Class C
04/01/2015 - 09/30/2015+	6.97	0.00 ^	(0.93)	(0.93)	(0.06)	0.00	0.00	(0.06)
03/31/2015	10.86	(0.11)	(3.44)	(3.55)	(0.33)	(0.01)	0.00	(0.34)
03/31/2014	10.84	(0.03)	0.06	0.03	(0.00)^	(0.01)	0.00	(0.01)
03/31/2013	10.98	(0.09)	(0.04)	(0.13)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2012	14.43	(0.10)	(1.25)	(1.35)	(2.10)	0.00	0.00	(2.10)
05/28/2010 - 03/31/2011	10.00	(0.10)	4.57	4.47	(0.00)^	(0.04)	0.00	(0.04)
Class R
04/01/2015 - 09/30/2015+	7.09	0.02	(0.96)	(0.94)	(0.07)	0.00	0.00	(0.07)
03/31/2015	11.03	(0.07)	(3.49)	(3.56)	(0.37)	(0.01)	0.00	(0.38)
03/31/2014	10.96	0.13	(0.05)	0.08	(0.00)^	(0.01)	0.00	(0.01)
03/31/2013	11.04	(0.04)	(0.03)	(0.07)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2012	14.48	(0.04)	(1.26)	(1.30)	(2.14)	0.00	0.00	(2.14)
05/28/2010 - 03/31/2011	10.00	(0.04)	4.56	4.52	(0.00)^	(0.04)	0.00	(0.04)

Please see footnotes on page 20.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$5.85	(9.44)%	$147,366	2.04	%*	2.04	%*	1.89	%*	1.89	%*	3.26%*	52%
6.80	28.56	185,060	1.95		1.95		1.89		1.89		(1.26)	202
7.50	(8.46)	141,413	1.93		1.93		1.89		1.89		0.22	81
9.12	21.85	193,746	1.95		1.95		1.89		1.89		(0.73)	71
9.16	27.99	59,015	1.93	(c)	1.93	(c)	1.89	(c)	1.89	(c)	1.10	287
8.74	34.68	30,460	1.96		1.96		1.94		1.94		0.70	344

$6.19	(13.06)%	$1,646,484	0.76	%*	0.96	%*	0.74	%*	0.94	%*	1.38%*	128%
7.22	(32.30)	2,634,842	0.74		0.90		0.74		0.90		0.06	118
11.19	1.59	4,117,810	0.74		0.87		0.74		0.87		(0.24)	102
11.07	0.03	3,317,933	0.74		0.88		0.74		0.88		0.35	107
11.14	(8.28)	4,023,057	0.74		0.88		0.74		0.88		0.37	66
14.55	46.24	2,144,665	0.74	*	0.86	*	0.74	*	0.86	*	0.35 *	82

6.16	(13.03)	833,240	0.86	*	1.06	*	0.84	*	1.04	*	1.29 *	128
7.18	(32.41)	1,135,868	0.84		1.00		0.84		1.00		(0.04)	118
11.14	1.45	2,242,249	0.84		0.97		0.84		0.97		0.70	102
11.03	(0.03)	1,033,837	0.84		0.98		0.84		0.98		0.39	107
11.11	(8.35)	173,960	0.84		0.98		0.84		0.98		0.15	66
14.53	46.01	3,389	0.84	*	0.96	*	0.84	*	0.96	*	0.27 *	82

6.19	(13.03)	4,578	1.01	*	1.21	*	0.99	*	1.19	*	1.13 *	128
7.21	(32.24)	5,199	0.99	*	1.15	*	0.99	*	1.15	*	(0.53)*	118

6.14	(13.22)	195,163	1.26	*	1.46	*	1.24	*	1.44	*	0.88 *	128
7.16	(32.62)	226,952	1.24		1.40		1.24		1.40		(0.46)	118
11.11	1.07	143,097	1.24		1.37		1.24		1.37		1.59	102
11.02	(0.39)	41,048	1.24		1.38		1.24		1.38		(0.10)	107
11.08	(8.74)	48,311	1.24		1.38		1.24		1.38		(0.10)	66
14.50	45.63	34,671	1.24	*	1.36	*	1.24	*	1.36	*	(0.12)*	82

6.13	(13.13)	45,520	1.26	*	1.46	*	1.24	*	1.44	*	0.89 *	128
7.14	(32.73)	56,741	1.24		1.40		1.24		1.40		(0.42)	118
11.09	1.03	127,945	1.24		1.37		1.24		1.37		(2.83)	102
11.00	(0.39)	76,254	1.24		1.38		1.24		1.38		(0.12)	107
11.07	(8.74)	43,978	1.24		1.38		1.24		1.38		(0.13)	66
14.50	45.63	10,128	1.24	*	1.36	*	1.24	*	1.36	*	(0.13)*	82

5.98	(13.45)	11,747	2.01	*	2.21	*	1.99	*	2.19	*	0.13 *	128
6.97	(33.21)	14,124	1.99		2.15		1.99		2.15		(1.20)	118
10.86	0.31	19,754	1.99		2.12		1.99		2.12		(0.28)	102
10.84	(1.17)	8,214	1.99		2.13		1.99		2.13		(0.83)	107
10.98	(9.41)	7,696	1.99		2.13		1.99		2.13		(0.81)	66
14.43	44.75	8,842	1.99	*	2.11	*	1.99	*	2.11	*	(0.88)*	82

6.08	(13.28)	1,639	1.51	*	1.71	*	1.49	*	1.69	*	0.62 *	128
7.09	(32.86)	1,522	1.49		1.65		1.49		1.65		(0.71)	118
11.03	0.78	1,390	1.49		1.62		1.49		1.62		1.20	102
10.96	(0.62)	326	1.49		1.63		1.49		1.63		(0.36)	107
11.04	(8.99)	255	1.49		1.63		1.49		1.63		(0.35)	66
14.48	45.25	35	1.49	*	1.61	*	1.49	*	1.61	*	(0.39)*	82

Please see footnotes on page 20.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class
04/01/2015 - 09/30/2015+	$8.79	$0.15	$(0.80)	$(0.65)	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2015	9.62	0.14	(0.21)	(0.07)	(0.76)	0.00	0.00	(0.76)
03/31/2014	10.27	0.01	(0.61)	(0.60)	(0.04)	(0.01)	0.00	(0.05)
03/31/2013	9.85	0.03	0.61	0.64	(0.15)	(0.07)	0.00	(0.22)
08/31/2011 - 03/31/2012	10.00	0.00 ^	0.00	0.00 ^	(0.15)	0.00	0.00	(0.15)
Class P
04/01/2015 - 09/30/2015+	8.79	0.15	(0.79)	(0.64)	(0.16)	0.00	0.00	(0.16)
03/31/2015	9.63	0.15	(0.24)	(0.09)	(0.75)	0.00	0.00	(0.75)
03/31/2014	10.28	0.01	(0.63)	(0.62)	(0.02)	(0.01)	0.00	(0.03)
03/31/2013	9.85	(0.01)	0.65	0.64	(0.14)	(0.07)	0.00	(0.21)
08/31/2011 - 03/31/2012	10.00	0.04	(0.04)	0.00	(0.15)	0.00	0.00	(0.15)
Class D
04/01/2015 - 09/30/2015+	8.75	0.13	(0.79)	(0.66)	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.60	0.10	(0.23)	(0.13)	(0.72)	0.00	0.00	(0.72)
03/31/2014	10.26	(0.03)	(0.61)	(0.64)	(0.01)	(0.01)	0.00	(0.02)
03/31/2013	9.85	(0.01)	0.61	0.60	(0.12)	(0.07)	0.00	(0.19)
08/31/2011 - 03/31/2012	10.00	(0.01)	0.00	(0.01)	(0.14)	0.00	0.00	(0.14)
Class A
04/01/2015 - 09/30/2015+	8.73	0.13	(0.78)	(0.65)	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.58	0.09	(0.22)	(0.13)	(0.72)	0.00	0.00	(0.72)
03/31/2014	10.24	(0.02)	(0.63)	(0.65)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2013	9.83	(0.02)	0.61	0.59	(0.11)	(0.07)	0.00	(0.18)
08/31/2011 - 03/31/2012	10.00	(0.01)	(0.01)	(0.02)	(0.15)	0.00	0.00	(0.15)
Class C
04/01/2015 - 09/30/2015+	8.60	0.10	(0.77)	(0.67)	(0.12)	0.00	0.00	(0.12)
03/31/2015	9.47	0.03	(0.22)	(0.19)	(0.68)	0.00	0.00	(0.68)
03/31/2014	10.19	(0.09)	(0.62)	(0.71)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2013	9.80	(0.09)	0.61	0.52	(0.06)	(0.07)	0.00	(0.13)
08/31/2011 - 03/31/2012	10.00	(0.06)	(0.01)	(0.07)	(0.13)	0.00	0.00	(0.13)
Class R
04/01/2015 - 09/30/2015+	8.74	0.12	(0.78)	(0.66)	(0.14)	0.00	0.00	(0.14)
03/31/2015	9.61	0.05	(0.21)	(0.16)	(0.71)	0.00	0.00	(0.71)
03/31/2014	10.30	(0.04)	(0.63)	(0.67)	(0.01)	(0.01)	0.00	(0.02)
03/31/2013	9.85	(0.02)	0.60	0.58	(0.06)	(0.07)	0.00	(0.13)
08/31/2011 - 03/31/2012	10.00	(0.04)	0.01	(0.03)	(0.12)	0.00	0.00	(0.12)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied. See Note 13 in the Notes to Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$7.98	(7.44)%	$595,702	0.90	%*	1.23	%*	0.77	%*	1.10	%*	3.54	%*	128%
8.79	(0.67)	632,959	0.84		1.17		0.77		1.10		1.49		383
9.62	(5.89)	708,819	0.75		1.03		0.75		1.03		0.12		80
10.27	6.57	206,779	0.67		1.00		0.67		1.00		0.26		292
9.85	0.09	35,497	0.67	*	1.16	*	0.67	*	1.16	*	0.00	*	235

7.99	(7.37)	1,191	1.00	*	1.33	*	0.87	*	1.20	*	3.45	*	128
8.79	(0.88)	1,493	0.94		1.27		0.87		1.20		1.52		383
9.63	(6.02)	3,547	0.85		1.13		0.85		1.13		0.10		80
10.28	6.55	5,012	0.77		1.10		0.77		1.10		(0.13)		292
9.85	0.08	298	0.77	*	1.26	*	0.77	*	1.26	*	0.77	*	235

7.94	(7.66)	5,441	1.35	*	1.68	*	1.22	*	1.55	*	3.07	*	128
8.75	(1.21)	15,026	1.29		1.62		1.22		1.55		1.05		383
9.60	(6.29)	18,822	1.20		1.48		1.20		1.48		(0.27)		80
10.26	6.07	41,055	1.12		1.45		1.12		1.45		(0.05)		292
9.85	(0.03)	1,398	1.12	*	1.61	*	1.12	*	1.61	*	(0.23	)*	235

7.93	(7.57)	10,498	1.35	*	1.68	*	1.22	*	1.55	*	3.10	*	128
8.73	(1.23)	12,005	1.29		1.62		1.22		1.55		0.99		383
9.58	(6.33)	12,677	1.20		1.48		1.20		1.48		(0.21)		80
10.24	6.06	16,391	1.12		1.45		1.12		1.45		(0.19)		292
9.83	(0.16)	2,102	1.12	*	1.61	*	1.12	*	1.61	*	(0.26	)*	235

7.81	(7.89)	1,718	2.10	*	2.43	*	1.97	*	2.30	*	2.35	*	128
8.60	(1.97)	2,401	2.04		2.37		1.97		2.30		0.31		383
9.47	(6.98)	3,140	1.95		2.23		1.95		2.23		(0.97)		80
10.19	5.30	4,177	1.87		2.20		1.87		2.20		(0.90)		292
9.80	(0.61)	762	1.87	*	2.36	*	1.87	*	2.36	*	(1.14	)*	235

7.94	(7.64)	436	1.60	*	1.93	*	1.47	*	1.80	*	2.83	*	128
8.74	(1.53)	479	1.54		1.87		1.47		1.80		0.48		383
9.61	(6.48)	203	1.45		1.73		1.45		1.73		(0.41)		80
10.30	5.90	11	1.37		1.70		1.37		1.70		(0.15)		292
9.85	(0.28)	10	1.37	*	1.86	*	1.37	*	1.86	*	(0.71	)*	235

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Assets:
Investments, at value
Investments in securities*	$3,957,932	$4,233	$3,313,635
Investments in Affiliates	177	100	130
Financial Derivative Instruments
Exchange-traded or centrally cleared	980	1	744
Over the counter	17,688	37	83,280
Cash	0	103	0
Deposits with counterparty	5,406	43	6,785
Foreign currency, at value	7,261	6	3,471
Receivable for investments sold~	114,401	5	117,416
Receivable for investments sold on a delayed-delivery basis	912	483	635
Receivable for Fund shares sold	53	0	858
Interest and dividends receivable	19,033	8	7,822
Dividends receivable from Affiliates	3	0	3
Total Assets	4,123,846	5,019	3,534,779

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$963,651	$103	$1,305,882
Payable for sale-buyback transactions	505,276	1,828	130,524
Payable for short sales	46,646	0	32,449
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,749	1	1,207
Over the counter	17,063	7	34,065
Payable for investments purchased~	52,351	10	74,241
Payable for investments in Affiliates purchased	3	0	3
Payable for investments purchased on a delayed-delivery basis	456	0	317
Deposits from counterparty	16,820	0	30,334
Payable for Fund shares redeemed	433	0	7,391
Dividends payable	1	0	0
Accrued investment advisory fees	634	1	759
Accrued supervisory and administrative fees	529	1	464
Accrued distribution fees	1	0	127
Accrued servicing fees	0	0	80
Other liabilities	28	0	7
Total Liabilities	1,607,641	1,951	1,617,850

Net Assets	$2,516,205	$3,068	$1,916,929

Net Assets Consist of:
Paid in capital	$2,762,203	$3,141	$2,226,722
Undistributed (overdistributed) net investment income	32,576	12	(4,916)
Accumulated undistributed net realized (loss)	(69,327)	(25)	(282,118)
Net unrealized (depreciation)	(209,247)	(60)	(22,759)
	$2,516,205	$3,068	$1,916,929

Cost of Investments in securities	$4,147,688	$4,306	$3,370,065
Cost of Investments in Affiliates	$177	$100	$130
Cost of Foreign Currency Held	$7,292	$6	$3,479
Proceeds Received on Short Sales	$46,215	$0	$32,150
Cost or Premiums of Financial Derivative Instruments, net	$(3,618)	$0	$(3,532)

* Includes repurchase agreements of:	$4,791	$0	$10,170

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Net Assets:
Institutional Class	$2,509,023	$3,048	$1,256,979
Class P	5,129	10	81,306
Class D	2,053	10	185,917
Class A	NA	NA	245,361
Class C	NA	NA	147,366

Shares Issued and Outstanding:
Institutional Class	322,284	312	172,915
Class P	659	1	11,374
Class D	264	1	27,884
Class A	NA	NA	36,994
Class C	NA	NA	25,174

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$7.79	$9.76	$7.27
Class P	7.79	9.76	7.15
Class D	7.79	9.76	6.67
Class A	NA	NA	6.63
Class C	NA	NA	5.85

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Consolidated Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Assets:
Investments, at value
Investments in securities*	$3,136,378	$869,033
Investments in Affiliates	15,711	103,222
Financial Derivative Instruments
Exchange-traded or centrally cleared	13,893	3,541
Over the counter	118,322	25,666
Cash	0	2
Deposits with counterparty	7,261	4,893
Foreign currency, at value	4,512	1,977
Receivable for investments sold~	101,613	146,844
Receivable for investments sold on a delayed-delivery basis	10,665	196
Receivable for Fund shares sold	4,398	2,622
Interest and dividends receivable	11,366	3,924
Dividends receivable from Affiliates	2	206
Reimbursement receivable from PIMCO	473	98
Total Assets	3,424,594	1,162,224

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$324,929	$221,706
Payable for sale-buyback transactions	89,388	191,357
Payable for short sales	46,646	63,151
Financial Derivative Instruments
Exchange-traded or centrally cleared	15,984	4,154
Over the counter	84,320	14,807
Payable for investments purchased~	50,697	33,895
Payable for investments in Affiliates purchased	2	206
Payable for investments purchased on a delayed-delivery basis	550	98
Deposits from counterparty	62,189	16,571
Payable for Fund shares redeemed	9,143	783
Dividends payable	0	0
Accrued investment advisory fees	1,469	333
Accrued supervisory and administrative fees	839	162
Accrued distribution fees	49	4
Accrued servicing fees	13	3
Other liabilities	5	8
Total Liabilities	686,223	547,238

Net Assets	$2,738,371	$614,986

Net Assets Consist of:
Paid in capital	$3,250,822	$722,061
(Overdistributed) net investment income	(69,801)	(9,496)
Accumulated undistributed net realized (loss)	(286,084)	(27,022)
Net unrealized (depreciation)	(156,566)	(70,557)
	$2,738,371	$614,986

Cost of Investments in securities	$3,190,963	$902,326
Cost of Investments in Affiliates	$15,711	$125,471
Cost of Foreign Currency Held	$4,506	$1,981
Proceeds Received on Short Sales	$46,215	$62,767
Cost or Premiums of Financial Derivative Instruments, net	$(7,270)	$(939)

* Includes repurchase agreements of:	$221,319	$43,635

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Net Assets:
Institutional Class	$1,646,484	$595,702
Class P	833,240	1,191
Administrative Class	4,578	NA
Class D	195,163	5,441
Class A	45,520	10,498
Class C	11,747	1,718
Class R	1,639	436

Shares Issued and Outstanding:
Institutional Class	265,934	74,615
Class P	135,286	149
Administrative Class	740	NA
Class D	31,806	685
Class A	7,429	1,323
Class C	1,966	220
Class R	270	55

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$6.19	$7.98
Class P	6.16	7.99
Administrative Class	6.19	NA
Class D	6.14	7.94
Class A	6.13	7.93
Class C	5.98	7.81
Class R	6.08	7.94

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Statements of Operations

Six Months or Period Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund (1)	PIMCO RealEstateRealReturn Strategy Fund

Investment Income:
Interest, net of foreign taxes*	$87,627	$37	$56,197
Dividends	0	0	387
Dividends from Investments in Affiliates	27	0	34
Total Income	87,654	37	56,618

Expenses:
Investment advisory fees	4,475	1	5,239
Supervisory and administrative fees	3,733	2	3,212
Distribution and/or servicing fees - Administrative Class	0	0	0
Distribution and/or servicing fees - Class D	3	0	264
Distribution fees - Class C	0	0	617
Distribution fees - Class R	0	0	0
Servicing fees - Class A	0	0	350
Servicing fees - Class C	0	0	206
Servicing fees - Class R	0	0	0
Trustee fees	1	0	2
Interest expense	1,806	1	1,598
Total Expenses	10,018	4	11,488

Net Investment Income	77,636	33	45,130

Net Realized Gain (Loss):
Investments in securities	(37,377)	(3)	(11,434)
Investments in Affiliates	1	0	19
Exchange-traded or centrally cleared financial derivative instruments	(4,274)	(16)	(2,795)
Over the counter financial derivative instruments	3,671	(7)	(172,077)
Foreign currency	795	1	938

Net Realized (Loss)	(37,184)	(25)	(185,349)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(244,822)	(73)	(50,708)
Investments in Affiliates	0	0	(4)
Exchange-traded or centrally cleared financial derivative instruments	(15,458)	(17)	(8,375)
Over the counter financial derivative instruments	(11,776)	30	(9,471)
Foreign currency assets and liabilities	158	0	327

Net Change in Unrealized (Depreciation)	(271,898)	(60)	(68,231)

Net (Decrease) in Net Assets Resulting from Operations	$(231,446)	$(52)	$(208,450)

* Foreign tax withholdings	$2	$0	$6

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Period from June 30, 2015 to September 30, 2015.

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Investment Income:
Interest, net of foreign taxes*	$37,463	$12,017
Dividends, net of foreign taxes**	0	1,161
Dividends from Investments in Affiliates	233	1,412
Total Income	37,696	14,590

Expenses:
Investment advisory fees	11,135	2,571
Supervisory and administrative fees	6,329	1,028
Distribution and/or servicing fees - Administrative Class	7	0
Distribution and/or servicing fees - Class D	279	17
Distribution fees - Class C	50	8
Distribution fees - Class R	2	1
Servicing fees - Class A	72	15
Servicing fees - Class C	17	3
Servicing fees - Class R	2	1
Trustee fees	4	1
Interest expense	269	429
Total Expenses	18,166	4,074
Waiver and/or Reimbursement by PIMCO	(3,495)	(1,075)
Net Expenses	14,671	2,999

Net Investment Income	23,025	11,591

Net Realized Gain (Loss):
Investments in securities	(49,423)	(16,029)
Investments in Affiliates	97	(101)
Exchange-traded or centrally cleared financial derivative instruments	108,432	14,898
Over the counter financial derivative instruments	(278,369)	(11,741)
Foreign currency	(1,378)	1,839

Net Realized (Loss)	(220,641)	(11,134)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(1,994)	(7,776)
Investments in Affiliates	(5)	(8,131)
Exchange-traded or centrally cleared financial derivative instruments	(132,404)	(20,979)
Over the counter financial derivative instruments	(51,227)	(12,516)
Foreign currency assets and liabilities	97	(815)

Net Change in Unrealized (Depreciation)	(185,533)	(50,217)

Net (Decrease) in Net Assets Resulting from Operations	$(383,149)	$(49,760)

* Foreign tax withholdings	$0	$2

** Foreign tax withholdings - Dividends	$0	$19

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Statements of Changes in Net Assets

	PIMCO Real Return Asset Fund		PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Inception date through September 30, 2015 (Unaudited)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$77,636	$(7,673)	$33	$45,130	$12,936
Net realized gain (loss)	(37,184)	(2,140)	(25)	(185,349)	737,578
Net change in unrealized appreciation (depreciation)	(271,898)	62,575	(60)	(68,231)	75,838

Net Increase (Decrease) in Net Assets Resulting from Operations	(231,446)	52,762	(52)	(208,450)	826,352

Distributions to Shareholders:
From net investment income
Institutional Class	(29,573)	(9,939)	(21)	(60,295)	(527,372)
Class P	(54)	(76)	(0)	(4,060)	(31,105)
Class D	(18)	0	(0)	(9,324)	(73,231)
Class A	0	0	0	(12,761)	(88,037)
Class B	0	0	0	0	(209)^
Class C	0	0	0	(8,065)	(55,050)

Total Distributions(a)	(29,645)	(10,015)	(21)	(94,505)	(775,004)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(455,209)	2,793,049	3,141	(282,594)	(938,985)

Total Increase (Decrease) in Net Assets	(716,300)	2,835,796	3,068	(585,549)	(887,637)

Net Assets:
Beginning of period	3,232,505	396,709	0	2,502,478	3,390,115
End of period*	$2,516,205	$3,232,505	$3,068	$1,916,929	$2,502,478

* Including undistributed (overdistributed) net investment income of:	$32,576	$(15,415)	$12	$(4,916)	$44,459

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO CommoditiesPLUS® Strategy Fund		PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

(Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$23,025	$(487)	$11,591	$13,008
Net realized (loss)	(220,641)	(2,236,795)	(11,134)	(25,300)
Net change in unrealized (depreciation)	(185,533)	(120,727)	(50,217)	(20,139)

Net (Decrease) in Net Assets Resulting from Operations	(383,149)	(2,358,009)	(49,760)	(32,431)

Distributions to Shareholders:
From net investment income
Institutional Class	(26,618)	(161,471)	(12,007)	(53,250)
Class P	(13,067)	(86,305)	(24)	(155)
Administrative Class	(65)	(117)	0	0
Class D	(2,493)	(11,381)	(235)	(1,363)
Class A	(631)	(3,440)	(197)	(996)
Class C	(112)	(714)	(30)	(205)
Class R	(19)	(70)	(8)	(30)
From net realized capital gains
Institutional Class	0	(4,983)	0	0
Class P	0	(2,725)	0	0
Administrative Class	0	(4)	0	0
Class D	0	(360)	0	0
Class A	0	(103)	0	0
Class C	0	(26)	0	0
Class R	0	(3)	0	0

Total Distributions(a)	(43,005)	(271,702)	(12,501)	(55,999)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(910,723)	52,714	12,884	5,585

Total (Decrease) in Net Assets	(1,336,877)	(2,576,997)	(49,377)	(82,845)

Net Assets:
Beginning of period	4,075,248	6,652,245	664,363	747,208
End of period*	$2,738,371	$4,075,248	$614,986	$664,363

* Including (overdistributed) net investment income of:	$(69,801)	$(49,821)	$(9,496)	$(8,586)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Statements of Cash Flows

Six Months or Period Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration fund (1)	PIMCO RealEstateRealReturn Strategy Fund

Cash Flows (Used for) Operating Activities:

Net (decrease) in net assets resulting from operations	$(231,446)	$(52)	$(208,450)

Adjustments to Reconcile Net (Decrease) in Net Assets from Operations to Net Cash (Used for) Operating Activities:
Purchases of long-term securities	(2,833,917)	(5,299)	(1,642,796)
Proceeds from sales of long-term securities	2,792,148	106	1,537,072
(Purchases) Proceeds from sales of short-term portfolio investments, net	(24,180)	782	219,857
(Increase) decrease in deposits with counterparty	83	(43)	(1,902)
(Increase) in receivable for investments sold	(107,979)	(488)	(103,819)
(Increase) decrease in interest and dividends receivable	(202)	(8)	1,244
(Increase) in exchange-traded or centrally cleared financial derivative instruments	(18,341)	(33)	(11,804)
(Increase) decrease in over the counter financial derivative instruments	3,332	(7)	(173,819)
Decrease in other assets	0	0	1
Increase in payable for investments purchased	35,857	10	74,138
Increase (decrease) in deposits from counterparty	6,109	0	(22,122)
Increase (decrease) in accrued investment advisory fees	44	1	(265)
Increase (decrease) in accrued supervisory and administrative fees	37	1	(163)
Increase (decrease) in accrued distribution fees	1	0	(40)
(Decrease) in accrued servicing fees	0	0	(22)
(Decrease) in accrued taxes payable	0	0	(2)
Proceeds from short sales transactions, net	38,906	0	18,599
Proceeds from (Payments on) currency transactions	(94)	1	1,265
Increase (decrease) in other liabilities	(1)	0	3
Net Realized (Gain) Loss
Investments in securities	37,377	3	11,434
Investments in Affiliates	(1)	0	(19)
Exchange-traded or centrally cleared financial derivative instruments	4,274	16	2,795
Over the counter financial derivative instruments	(3,671)	7	172,077
Foreign currency	(795)	(1)	(938)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	244,822	73	50,708
Investments in Affiliates	0	0	4
Exchange-traded or centrally cleared financial derivative instruments	15,458	17	8,375
Over the counter financial derivative instruments	11,776	(30)	9,471
Foreign currency assets and liabilities	(158)	0	(327)
Net amortization (accretion) on investments	16,065	2	12,380

Net Cash (Used for) Operating Activities	(14,496)	(4,942)	(47,065)

Cash Flows Received from Financing Activities:
Proceeds from shares sold	165,421	3,120	165,722
Payments on shares redeemed	(632,764)	0	(542,884)
(Decrease) in overdraft due to custodian	(34)	0	0
Cash dividend paid*	(4)	0	(3,464)
Proceeds from reverse repurchase agreements	4,855,106	721	4,953,157
Payments on reverse repurchase agreements	(4,389,947)	(618)	(4,206,232)
Proceeds from sale-buyback transactions	5,598,309	5,073	2,522,986
Payments on sale-buyback transactions	(5,579,208)	(3,245)	(2,842,428)
Proceeds from deposits from counterparty	2,150	0	20,964
Payments on deposits from counterparty	(2,150)	0	(21,559)

Net Cash Received from Financing Activities	16,879	5,051	46,262

Net Increase (Decrease) in Cash and Foreign Currency	2,383	109	(803)

Cash and Foreign Currency:
Beginning of period	4,878	0	4,274
End of period	$7,261	$109	$3,471

* Reinvestment of distributions	$29,641	$21	$91,041

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$1,576	$0	$1,270

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Period from June 30, 2015 to September 30, 2015.

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)	PIMCO Inflation Response Multi-Asset Fund

Cash Flows (Used for) Operating Activities:

Net (decrease) in net assets resulting from operations	$(49,760)

Adjustments to Reconcile Net (Decrease) in Net Assets from Operations to Net Cash (Used for) Operating Activities:
Purchases of long-term securities	(1,272,177)
Proceeds from sales of long-term securities	1,048,164
Proceeds from sales of short-term portfolio investments, net	167,444
(Increase) in deposits with counterparty	(1,321)
(Increase) in receivable for investments sold	(75,353)
(Increase) in interest and dividends receivable	(1,709)
(Increase) in exchange-traded or centrally cleared financial derivative instruments	(2,790)
(Increase) in over the counter financial derivative instruments	(12,415)
Increase in payable for investments purchased	33,726
(Decrease) in deposits from counterparty	(18,102)
(Decrease) in accrued investment advisory fees	(13)
(Decrease) in accrued supervisory and administrative fees	(9)
(Decrease) in accrued distribution fees	(1)
(Decrease) in reimbursement receivable from PIMCO	(2)
Proceeds from short sales transactions, net	41,412
Proceeds from currency transactions	1,024
(Decrease) in other liabilities	(6)
Net Realized (Gain) Loss
Investments in securities	16,029
Investments in Affiliates	101
Exchange-traded or centrally cleared financial derivative instruments	(14,898)
Over the counter financial derivative instruments	11,741
Foreign currency	(1,839)
Net Change in Unrealized Depreciation
Investments in securities	7,776
Investments in Affiliates	8,131
Exchange-traded or centrally cleared financial derivative instruments	20,979
Over the counter financial derivative instruments	12,516
Foreign currency assets and liabilities	815
Net amortization (accretion) on investments	1,115

Net Cash (Used for) Operating Activities	(79,422)

Cash Flows Received from Financing Activities:
Proceeds from shares sold	44,147
Payments on shares redeemed	(102,406)
(Decrease) in overdraft due to custodian	(3,155)
Cash dividend paid*	(5)
Proceeds from reverse repurchase agreements	1,364,624
Payments on reverse repurchase agreements	(1,313,304)
Proceeds from sale-buyback transactions	1,659,464
Payments on sale-buyback transactions	(1,570,306)
Proceeds from deposits from counterparty	1,416
Payments on deposits from counterparty	(1,444)

Net Cash Received from Financing Activities	79,031

Net (Decrease) in Cash and Foreign Currency	(391)

Cash and Foreign Currency:
Beginning of period	2,370
End of period	$1,979

* Reinvestment of distributions	$12,496

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$448

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Schedule of Investments PIMCO Real Return Asset Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 157.3%

CORPORATE BONDS & NOTES 6.6%

BANKING & FINANCE 4.5%
Ally Financial, Inc.
2.750% due 01/30/2017		$800	$796
3.250% due 02/13/2018		5,150	5,079
3.500% due 07/18/2016		3,000	3,011
6.250% due 12/01/2017		6,000	6,315
Banco Popolare SC
3.500% due 03/14/2019	EUR	100	114
Banco Santander Chile
1.887% due 01/19/2016		$1,200	1,202
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	800	834
Bank of America Corp.
3.875% due 08/01/2025		$11,600	11,786
4.100% due 07/24/2023		2,100	2,186
4.125% due 01/22/2024		2,000	2,095
Bank of America N.A.
0.731% due 05/08/2017		1,500	1,496
Barclays Bank PLC
2.010% due 12/21/2020	MXN	7,500	441
7.625% due 11/21/2022		$7,339	8,238
7.750% due 04/10/2023		4,970	5,330
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	4,800	5,682
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$500	560
BPCE S.A.
4.625% due 07/11/2024		4,100	4,006
CIT Group, Inc.
4.250% due 08/15/2017		100	102
Citigroup, Inc.
0.820% due 05/01/2017		2,300	2,294
Credit Agricole S.A.
6.625% due 09/23/2019 (e)		1,400	1,350
7.875% due 01/23/2024 (e)		9,700	9,676
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		400	389
3.800% due 09/15/2022		2,300	2,306
Evergrande Real Estate Group Ltd.
8.750% due 10/30/2018		700	676
12.000% due 02/17/2020		400	399
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	3,200	5,421
7.000% due 04/07/2038		400	755
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$700	704
6.500% due 02/24/2021		1,900	2,193
Lloyds Bank PLC
9.875% due 12/16/2021		500	545
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	11,700	17,920
7.875% due 06/27/2029 (e)		2,200	3,434
Navient Corp.
6.000% due 01/25/2017		$2,500	2,519
Nova Ljubljanska Banka d.d.
2.875% due 07/03/2017	EUR	150	170
Novo Banco S.A.
5.000% due 05/14/2019		1,700	1,782
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 (e)		$600	606
State Bank of India
2.442% due 01/21/2016		850	850
Vornado Realty LP
2.500% due 06/30/2019		500	500

			113,762

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 1.8%
Actavis Funding SCS
3.000% due 03/12/2020		$11,400	$11,441
3.800% due 03/15/2025		2,700	2,617
California Resources Corp.
6.000% due 11/15/2024 (g)		2,200	1,328
Canadian Natural Resources Ltd.
0.702% due 03/30/2016		300	300
Central China Real Estate Ltd.
8.000% due 01/28/2020		700	661
Chesapeake Energy Corp.
3.539% due 04/15/2019		100	71
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	400	379
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017 (a)		$3,000	2,998
2.850% due 10/05/2018 (a)		3,000	2,996
KWG Property Holding Ltd.
8.250% due 08/05/2019		700	707
Numericable-SFR S.A.S.
4.875% due 05/15/2019		200	194
Sabine Pass LNG LP
7.500% due 11/30/2016		450	462
Sunac China Holdings Ltd.
8.750% due 12/05/2019		300	296
UnitedHealth Group, Inc.
3.350% due 07/15/2022		200	207
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		9,500	9,518
2.700% due 04/01/2020		8,200	8,239
3.150% due 04/01/2022		2,800	2,777

			45,191

UTILITIES 0.3%
AT&T, Inc.
0.747% due 03/30/2017		1,500	1,494
BG Energy Capital PLC
6.500% due 11/30/2072		600	634
Petrobras Global Finance BV
2.694% due 03/17/2017		3,600	3,105
3.000% due 01/15/2019		100	73
3.250% due 03/17/2017		400	354
3.250% due 04/01/2019	EUR	200	164
3.750% due 01/14/2021		200	159
4.375% due 05/20/2023		$100	66
6.250% due 12/14/2026	GBP	300	290
Sprint Communications, Inc.
9.125% due 03/01/2017		$900	914

			7,253

Total Corporate Bonds & Notes (Cost $170,654)			166,206

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
3.000% due 10/01/2045		16,000	16,225
Freddie Mac
0.474% due 09/25/2031		52	52
0.554% due 10/25/2029		379	375
11.741% due 05/15/2035		58	63
Small Business Administration
5.902% due 02/10/2018		158	169

Total U.S. Government Agencies (Cost $16,790)			16,884

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 128.2%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)	$36,850	$33,958
2.875% due 08/15/2045 (g)	5,430	5,432
3.000% due 11/15/2044 (g)(k)	2,000	2,044
3.000% due 05/15/2045 (g)	21,240	21,757
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (i)(k)	12,596	12,588
0.125% due 04/15/2019 (i)	66,814	66,632
0.125% due 04/15/2020	123,209	122,543
0.125% due 01/15/2022	2,847	2,779
0.125% due 07/15/2022	129,194	126,189
0.125% due 01/15/2023 (k)	207	200
0.125% due 07/15/2024	4,623	4,419
0.250% due 01/15/2025	31,840	30,568
0.375% due 07/15/2025 (g)	12,982	12,665
0.625% due 07/15/2021 (k)	7,730	7,848
0.625% due 01/15/2024	28,536	28,447
0.625% due 02/15/2043	38,719	32,728
0.750% due 02/15/2042	129,201	113,458
0.750% due 02/15/2045 (g)(k)	393,141	342,076
1.375% due 02/15/2044 (g)	358,277	364,601
1.750% due 01/15/2028 (g)	62,853	69,614
1.875% due 07/15/2019 (i)(k)	1,229	1,314
2.000% due 01/15/2016 (i)(k)	1,563	1,559
2.000% due 01/15/2026 (g)	260,557	292,869
2.125% due 02/15/2040	50,571	59,776
2.125% due 02/15/2041	42,720	50,786
2.375% due 01/15/2025 (i)	90,082	103,827
2.375% due 01/15/2027 (g)	238,237	279,353
2.500% due 07/15/2016 (i)(k)	6,677	6,790
2.500% due 01/15/2029 (g)	301,774	362,740
3.625% due 04/15/2028 (g)	265,872	353,050
3.875% due 04/15/2029 (g)	179,470	247,891
U.S. Treasury Notes
1.500% due 05/31/2020 (g)(i)(k)	39,000	39,354
2.000% due 07/31/2022 (g)	26,100	26,555

Total U.S. Treasury Obligations (Cost $3,388,010)		3,226,410

MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust
2.809% due 11/25/2035 ^	578	496
4.192% due 01/25/2036 ^	296	264
Banc of America Funding Ltd.
0.459% due 10/03/2039	1,675	1,649
Banc of America Funding Trust
2.622% due 03/20/2036	404	374
Banc of America Re-REMIC Trust
5.675% due 02/17/2051	706	730
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035	83	80
2.210% due 09/25/2035	372	374
2.602% due 12/25/2035 ^	471	364
2.660% due 05/25/2035	90	89
Countrywide Alternative Loan Trust
1.199% due 12/25/2035	509	424
2.603% due 02/25/2037 ^	331	297
GMAC Mortgage Corp. Loan Trust
2.865% due 11/19/2035	418	392
3.164% due 06/19/2035	749	757
GSR Mortgage Loan Trust
2.726% due 09/25/2035	123	125
HomeBanc Mortgage Trust
0.464% due 10/25/2035	85	79

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Marche Mutui SRL
0.342% due 02/25/2055	EUR	942	$1,032
0.381% due 10/27/2065		530	593
2.231% due 01/27/2064		2,251	2,559
Merrill Lynch Mortgage Investors Trust
0.854% due 09/25/2029		$426	427
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		685	719
Prime Mortgage Trust
5.000% due 02/25/2019		3	3
Residential Accredit Loans, Inc. Trust
0.374% due 06/25/2046		234	103
Residential Asset Securitization Trust
0.644% due 12/25/2036 ^		458	133
5.000% due 08/25/2019		89	92
6.250% due 10/25/2036 ^		346	290
Structured Adjustable Rate Mortgage Loan Trust
2.719% due 07/25/2035 ^		243	210
Thornburg Mortgage Securities Trust
0.934% due 09/25/2044		337	325
Wachovia Mortgage Loan Trust LLC
4.000% due 10/20/2035		259	252
WaMu Mortgage Pass-Through Certificates Trust
0.454% due 11/25/2045		479	451
0.464% due 12/25/2045		150	141
0.484% due 07/25/2045		46	43
0.514% due 08/25/2045		892	835
0.614% due 06/25/2044		1,292	1,209
2.520% due 09/25/2033		126	128
Wells Fargo Mortgage-Backed Securities Trust
2.655% due 07/25/2034		184	186

Total Mortgage-Backed Securities (Cost $16,138)			16,225

ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp. Home Equity Loan Trust
0.254% due 10/25/2036		56	32
Bear Stearns Asset-Backed Securities Trust
1.194% due 10/25/2037		1,419	1,336
2.294% due 03/25/2035		2,249	2,111
BlackRock Senior Income
0.527% due 04/20/2019		123	122
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		16,400	16,403
CIFC Funding Ltd.
1.682% due 12/05/2024		14,100	14,095
Citigroup Mortgage Loan Trust, Inc.
0.814% due 07/25/2035		5,000	4,192
1.169% due 05/25/2035		3,616	3,442
Countrywide Asset-Backed Certificates
0.444% due 04/25/2036		76	76
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036		29	16
First Franklin Mortgage Loan Trust
0.774% due 09/25/2035		7,000	5,947
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		4,400	4,399
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		3,126	3,126
GSAMP Trust
0.334% due 06/25/2036		2,710	2,324
LCM LP
1.486% due 07/14/2022		6,149	6,144
1.547% due 10/19/2022		15,400	15,387
Madison Park Funding Ltd.
1.611% due 08/15/2022		10,300	10,303

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Specialized Loan Trust
1.394% due 07/25/2035		$1,417	$1,197
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		922	470
Mountain View Funding CLO Ltd.
0.549% due 04/15/2019		222	221
MSIM Peconic Bay Ltd.
0.567% due 07/20/2019		18	18
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.229% due 02/25/2035		4,350	4,243
RAAC Trust
2.694% due 12/25/2035		3,473	3,354
Residential Asset Mortgage Products Trust
0.374% due 10/25/2036		4,643	4,585
1.169% due 04/25/2034		1,713	1,485
Saxon Asset Securities Trust
0.634% due 11/25/2037		8,000	6,988
Securitized Asset-Backed Receivables LLC Trust
0.484% due 11/25/2035		1,603	1,488
Soundview Home Loan Trust
0.254% due 11/25/2036		379	151
Symphony CLO Ltd.
1.564% due 07/23/2023		16,900	16,909
Voya CLO Ltd.
1.589% due 10/15/2022		6,800	6,799
1.609% due 10/15/2022		7,200	7,195
Wood Street CLO BV
0.280% due 03/29/2021	EUR	22	25

Total Asset-Backed Securities (Cost $144,677)			144,583

SOVEREIGN ISSUES 13.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,700	2,007
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	44,500	9,697
0.000% due 01/01/2019 (c)		43,200	6,703
Colombian TES
3.000% due 03/25/2033 (d)	COP	2,171,590	593
Denmark Government International Bond
0.100% due 11/15/2023 (d)	DKK	33,896	5,253
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (d)	EUR	3,026	3,573
2.250% due 04/22/2017 (d)		1,105	1,269
2.350% due 09/15/2024 (d)		55,660	70,389
2.550% due 10/22/2016 (d)		7,153	8,163
2.550% due 09/15/2041 (d)		3,003	4,070
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	29,125	1,826
4.000% due 11/08/2046 (d)		78,029	4,928
4.500% due 12/04/2025 (d)		937,818	62,856
4.750% due 06/14/2018		17,587	1,045
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	18,768	11,950
2.500% due 09/20/2035		10,062	6,589
Republic of Germany
0.750% due 04/15/2018 (d)(g)	EUR	10,815	12,455
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	704
4.750% due 04/17/2019	EUR	1,500	1,467
5.000% due 08/22/2016	JPY	80,000	607
Slovenia Government International Bond
3.500% due 03/23/2017	EUR	498	581

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.125% due 02/18/2019		$1,100	$1,163
4.375% due 01/18/2021	EUR	2,000	2,643
4.700% due 11/01/2016		1,100	1,291
Spain Government International Bond
0.550% due 11/30/2019 (d)		11,690	13,340
1.000% due 11/30/2030 (d)		498	534
1.800% due 11/30/2024 (d)		8,293	9,953
2.150% due 10/31/2025		8,800	10,071
2.750% due 10/31/2024		6,700	8,079
4.400% due 10/31/2023		2,100	2,835
5.400% due 01/31/2023		7,600	10,782
United Kingdom Gilt
0.125% due 03/22/2024 (d)(g)	GBP	26,296	43,189
0.125% due 03/22/2058 (d)		334	757
0.125% due 03/22/2068 (d)(g)		684	1,766
0.375% due 03/22/2062 (d)		1,371	3,595

Total Sovereign Issues (Cost $350,540)			326,723

SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS (f) 0.2%
			4,791

JAPAN TREASURY BILLS 1.8%
(0.035%) due 12/28/2015	JPY	5,350,000	44,599

U.S. TREASURY BILLS 0.5%
0.074% due 11/12/2015 - 02/18/2016 (b)(g)(k)		$11,511	11,511

Total Short-Term Instruments (Cost $60,879)			60,901

Total Investments in Securities (Cost $4,147,688)			3,957,932

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		17,899	177

Total Short-Term Instruments (Cost $177)			177

Total Investments in Affiliates (Cost $177)			177

Total Investments 157.3% (Cost $4,147,865)			$3,958,109

Financial Derivative Instruments (h)(j) (0.1%) (Cost or Premiums, net $(3,618))			(2,144)

Other Assets and Liabilities, net (57.2%)			(1,439,760)

Net Assets 100.0%			$2,516,205

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$4,791	U.S. Treasury Notes 1.875% due 06/30/2020	$(4,892)	$4,791	$4,791

Total Repurchase Agreements						$(4,892)	$4,791	$4,791

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date			Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.375%)	05/21/2015	TBD	(2)	$	(1,935)	$(1,932)
BOS	0.440%	08/28/2015	10/09/2015			(1,127)	(1,127)
	0.450%	08/28/2015	10/09/2015			(30,753)	(30,766)
	0.750%	09/24/2015	10/01/2015			(11,160)	(11,161)
	0.830%	09/28/2015	10/05/2015			(20,826)	(20,828)
	1.000%	09/29/2015	10/05/2015			(2,058)	(2,058)
	1.000%	09/30/2015	10/07/2015			(4,116)	(4,116)
BRC	0.600%	09/29/2015	10/05/2015		GBP	(28,988)	(43,853)
BSN	0.390%	08/25/2015	10/26/2015		$	(82,198)	(82,231)
	0.400%	08/28/2015	10/28/2015			(18,530)	(18,537)
	0.400%	08/31/2015	10/13/2015			(37,671)	(37,684)
	0.400%	09/10/2015	10/13/2015			(70,547)	(70,564)
	0.400%	09/24/2015	10/13/2015			(4,038)	(4,039)
	0.410%	08/21/2015	10/21/2015			(129,287)	(129,347)
	0.420%	09/11/2015	10/13/2015			(74,836)	(74,854)
DEU	0.250%	10/01/2015	10/16/2015			(2,496)	(2,496)
GRE	0.480%	09/22/2015	10/06/2015			(9,809)	(9,810)
JPS	0.290%	09/23/2015	10/07/2015			(4,356)	(4,356)
	0.400%	09/28/2015	10/13/2015			(8,148)	(8,148)
	0.450%	09/18/2015	10/02/2015			(999)	(999)
RDR	0.450%	09/08/2015	10/20/2015			(198,560)	(198,617)
	0.470%	09/10/2015	10/13/2015			(202,125)	(202,181)
SGY	0.230%	10/01/2015	10/16/2015			(3,947)	(3,947)

Total Reverse Repurchase Agreements							$(963,651)

(2)	Open maturity reverse repurchase agreement

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	0.450%	09/09/2015	10/09/2015	$	(18,800)	$(18,816)
BPS	(0.180%)	09/30/2015	10/07/2015	EUR	(5,481)	(6,124)
GSC	0.360%	09/09/2015	10/09/2015	$	(14,555)	(14,566)
	0.450%	09/24/2015	10/08/2015		(3,348)	(3,350)
	0.490%	09/09/2015	10/09/2015		(26,102)	(26,112)
	0.510%	09/18/2015	10/02/2015		(53,937)	(53,951)
MSC	0.370%	08/11/2015	10/09/2015		(176,385)	(176,617)
	0.380%	08/24/2015	10/05/2015		(45,415)	(45,445)
	0.420%	08/26/2015	10/07/2015		(44,065)	(44,092)
	0.430%	08/19/2015	10/20/2015		(26,414)	(26,453)
TDM	0.260%	07/21/2015	10/20/2015		(66,438)	(66,594)
	0.390%	08/18/2015	10/19/2015		(23,117)	(23,156)

Total Sale-Buyback Transactions						$(505,276)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $1,261,334 at a weighted average interest rate of 0.277%.
(4)	Payable for sale-buyback transactions includes $315 of deferred price drop.

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$46,000	$(46,215)	$(46,646)

Total Short Sales				$(46,215)	$(46,646)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $1,461,828 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$0	$(1,932)	$0	$(1,932)	$1,328	$(604)
BOS	0	(70,056)	0	(70,056)	67,752	(2,304)
BRC	0	(43,853)	0	(43,853)	43,604	(249)
BSN	0	(417,256)	0	(417,256)	416,293	(963)
DEU	0	(2,496)	0	(2,496)	2,501	5
GRE	0	(9,810)	0	(9,810)	9,869	59
JPS	0	(13,503)	0	(13,503)	13,619	116
RDR	0	(400,798)	0	(400,798)	397,989	(2,809)
SGY	0	(3,947)	0	(3,947)	3,928	(19)
SSB	4,791	0	0	4,791	(4,892)	(101)

Master Securities Forward Transaction Agreement
BCY	0	0	(18,816)	(18,816)	18,880	64
BPS	0	0	(6,124)	(6,124)	6,106	(18)
GSC	0	0	(97,979)	(97,979)	97,573	(406)
MSC	0	0	(292,607)	(292,607)	290,596	(2,011)
TDM	0	0	(89,750)	(89,750)	89,384	(366)

Total Borrowings and Other Financing Transactions	$4,791	$(963,651)	$(505,276)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,932)	$(1,932)
Sovereign Issues	0	(43,853)	0	0	(43,853)
U.S. Treasury Obligations	(11,161)	(900,262)	0	0	(911,423)

Total	$(11,161)	$(944,115)	$0	$(1,932)	$(957,208)

Sale-Buyback Transactions
Sovereign Issues	0	(6,124)	0	0	(6,124)
U.S. Treasury Obligations	0	(499,152)	0	0	(499,152)

Total	$0	$(505,276)	$0	$0	$(505,276)

Total Borrowings	$(11,161)	$(1,449,391)	$0	$(1,932)	$(1,462,484)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (6)					$(1,462,484)

(6)	Unsettled reverse repurchase agreements liability of $(6,443) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.375	12/14/2015	2,448	$157	$15

Total Purchased Options				$157	$15

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	51	$(17)	$2	$0
90-Day Eurodollar December Futures	Short	12/2016	617	(332)	23	0
90-Day Eurodollar March Futures	Short	03/2016	233	(169)	9	0
90-Day Eurodollar March Futures	Short	03/2017	282	(440)	11	0
90-Day Eurodollar September Futures	Short	09/2016	249	(320)	9	0
Euro-BTP Italy Government Bond December Futures	Short	12/2015	119	(331)	0	(68)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	1,127	962	0	(40)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	1,118	(1,549)	87	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	338	(950)	190	0

Total Futures Contracts				$(3,146)	$331	$(108)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$34,749	$1,014	$(860)	$124	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	900	0	1	2	(1)
CDX.IG-24 5-Year Index	1.000%	06/20/2020	47,300	252	(320)	2	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	6,900	25	(2)	0	(1)

				$1,291	$(1,181)	$128	$(2)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$	243,900	$(3,089)	$(1,590)	$72	$0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		19,200	(477)	(6)	0	(6)
Pay	3-Month USD-LIBOR	2.250%	12/16/2022		71,300	2,216	1,721	0	(61)
Receive	3-Month USD-LIBOR	3.000%	09/16/2025		52,800	(699)	(542)	13	0
Receive	3-Month USD-LIBOR	2.225%	09/16/2025		9,500	(188)	(188)	9	0
Pay	3-Month USD-LIBOR	2.350%	10/02/2025		58,800	(1,784)	(1,404)	0	(1,784)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		128,200	(5,086)	(4,589)	105	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		86,600	(3,463)	(5,637)	267	0
Receive	3-Month USD-LIBOR	2.570%	02/10/2046		1,500	5	5	5	0
Receive	6-Month EUR-EURIBOR	0.550%	01/17/2016	EUR	103,600	(513)	(235)	1	0
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026		58,970	341	(423)	0	(139)
Pay	6-Month EUR-EURIBOR	1.500%	03/16/2046		2,300	(37)	(496)	11	0
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	GBP	65,150	(896)	(1,979)	0	(412)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046		53,820	(2,955)	(3,149)	0	(954)

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	130,000	$(54)	$(43)	$1	$0
Receive	28-Day MXN-TIIE	6.420%	07/10/2025	MXN	317,000	(100)	(100)	0	(136)
Receive	28-Day MXN-TIIE	6.390%	07/10/2025		234,100	(41)	(82)	0	(101)
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		53,200	(17)	(131)	22	0
Receive	28-Day MXN-TIIE	7.030%	06/28/2035		33,500	9	9	0	(16)

						$(16,828)	$(18,859)	$506	$(3,609)

Total Swap Agreements						$(15,537)	$(20,040)	$634	$(3,611)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $29,679 and cash of $5,406 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability (4)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$15	$331	$634	$980	$0	$(108)	$(3,641)	$(3,749)

(4)	Unsettled variation margin liability of $(30) for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	11/2015	$		1,034		GBP	667	$0	$(26)
	12/2015		MXN	434,952	$		25,650	76	0
	10/2016		BRL	23,100			5,861	620	0

BRC	11/2015		CNY	9,733			1,510	0	(16)
	12/2015	$		230		MXN	3,943	2	0

CBK	10/2015		JPY	89,819	$		750	1	0
	10/2015		SGD	4,769			3,370	20	0
	10/2015	$		9,968		EUR	8,806	0	(128)
	10/2015			1,630		SGD	2,336	11	0
	11/2015		CNY	29,587	$		4,540	0	(98)
	11/2015		DKK	34,235			5,025	0	(107)
	11/2015		GBP	2,664			4,118	89	0
	11/2015	$		7,068		GBP	4,616	0	(86)
	12/2015		SGD	2,336	$		1,625	0	(12)
	12/2015	$		5,072		MXN	86,578	19	0
	01/2016		BRL	4,633	$		1,390	258	0

DUB	10/2015			30,389			8,240	575	0
	10/2015		TWD	42,641			1,310	20	0
	10/2015	$		7,611		BRL	30,389	54	0
	11/2015		BRL	18,353	$		4,535	0	(44)

FBF	10/2015		JPY	3,702,032			30,802	0	(59)
	10/2015		KRW	8,579,612			7,536	303	0
	10/2015		SGD	4,457			3,175	43	0

GLM	10/2015		BRL	48,956			12,322	0	(26)
	10/2015		EUR	193,063			217,865	2,137	0
	10/2015		GBP	55,756			85,922	1,577	0
	10/2015		NZD	27,975			17,926	41	0
	10/2015	$		13,414		BRL	48,956	0	(1,065)
	10/2015			23,390		EUR	20,741	0	(214)
	11/2015		AUD	4,158	$		2,934	22	0
	11/2015		GBP	8,985			13,781	192	0
	11/2015	$		1,337		EUR	1,193	0	(4)
	11/2015			1,698		GBP	1,087	0	(54)
	12/2015		MXN	991,733	$		58,658	349	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
HUS	10/2015		JPY	4,093,056	$		34,200	$72	$0
	10/2015		SGD	4,947			3,470	0	(6)
	10/2015		TWD	61,538			1,890	28	0
	10/2015	$		8,298		SGD	11,838	18	0
	11/2015		INR	280,596	$		4,210	0	(50)
	12/2015		SGD	11,838			8,280	0	(19)

JPM	10/2015		BRL	36,919			10,093	780	0
	10/2015		EUR	34,500			39,097	547	0
	10/2015		KRW	4,756,878			3,990	0	(20)
	10/2015	$		9,293		BRL	36,920	20	0
	10/2015			20,251		EUR	17,946	0	(198)
	10/2015			17,735		NZD	27,975	149	0
	10/2015			288		PLN	1,083	0	(3)
	11/2015		GBP	5,102	$		7,811	95	0
	11/2015		INR	118,852			1,790	0	(15)
	11/2015		NZD	27,975			17,693	0	(149)
	11/2015	$		9,500		GBP	6,230	0	(77)
	11/2015			13,079		INR	850,707	0	(199)
	01/2016		BRL	23,301	$		6,975	1,283	0
	10/2016			21,400			5,407	551	0

MSB	10/2015	$		207,582		EUR	185,485	0	(321)
	10/2015			25,704		JPY	3,087,100	29	0
	11/2015		EUR	185,485	$		207,678	317	0
	11/2015		JPY	3,087,100			25,715	0	(28)

NAB	10/2015	$		44,288		GBP	28,600	0	(1,024)

NGF	10/2015		TWD	132,017	$		3,980	0	(15)

SCX	10/2015		INR	241,234			3,630	0	(40)
	10/2015		JPY	538,785			4,500	8	0
	10/2015	$		84,495		GBP	55,756	0	(150)
	11/2015		CNY	12,622	$		1,960	0	(19)
	11/2015		GBP	55,756			84,482	150	0
	09/2016		CNY	40,007			6,070	0	(38)

SOG	10/2015		INR	273,038			4,110	0	(45)

UAG	10/2015		TWD	100,649			3,080	34	0
	10/2015	$		14,884		INR	958,063	0	(304)
	12/2015			3,483		MXN	59,473	14	0

Total Forward Foreign Currency Contracts								$10,504	$(4,659)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015	$	9,200	$92	$0

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015		190,500	234	24

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250%	02/08/2016		38,600	463	192

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	01/05/2016		175,700	113	41
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/29/2016		173,800	139	34

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015		89,600	103	12
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016		37,100	59	77
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/06/2016		172,100	159	22
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/23/2016		190,800	353	287
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/24/2016		189,600	339	287
	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015		33,800	378	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017		5,000	700	530

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016		460,000	391	64

								$3,523	$1,570

Total Purchased Options								$3,523	$1,570

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	4.000	03/17/2016	$ 21,600	$(913)	$(1,867)

GLM	Put - OTC EUR versus USD	$	1.085	11/25/2015	EUR 12,070	(124)	(79)
	Put - OTC EUR versus USD		1.100	11/25/2015	11,220	(121)	(119)

						$(1,158)	$(2,065)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$ 93,600	$(834)	$(95)

DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	8,200	(7)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	600	(6)	(4)

GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR 10,200	(464)	(246)

JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$ 4,100	(30)	(8)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	(1)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	29,800	(337)	(422)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	13,300	(245)	(245)

						$(1,925)	$(1,021)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	$	8,000	$(43)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015		3,500	(47)	0

DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800%	10/23/2015		39,900	(106)	(254)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	02/08/2016		38,600	(504)	(636)

GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	02/18/2016		70,600	(226)	(423)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2016		78,300	(294)	(418)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016		37,100	(22)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016		37,100	(37)	(43)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017		21,000	(700)	(377)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015		29,500	(175)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015		12,800	(199)	0

NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2016		31,100	(120)	(166)

								$(2,473)	$(2,337)

Total Written Options								$(5,556)	$(5,423)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP	Premiums
Balance at Beginning of Period	0	$285,495	EUR 76,581	GBP 0	$(4,809)
Sales	1,436	1,270,008	402,581	34,300	(11,355)
Closing Buys	(521)	(513,700)	(175,900)	(21,800)	6,090
Expirations	(197)	(242,996)	(226,929)	(12,500)	2,706
Exercised	(718)	(219,807)	(42,843)	0	1,812

Balance at End of Period	0	$579,000	EUR 33,490	GBP 0	$(5,556)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%	$	100	$(8)	$7	$0	$(1)
	Indonesia Government International Bond	1.000%	12/20/2019	2.212%		500	(12)	(12)	0	(24)
	Italy Government International Bond	1.000%	03/20/2019	0.860%		1,000	(17)	22	5	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Greece Government International Bond	1.000%	06/20/2016	28.406%	$	800	$(45)	$(103)	$0	$(148)
	Indonesia Government International Bond	1.000%	12/20/2019	2.212%		1,600	(49)	(27)	0	(76)

CBK	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		7,200	(1,202)	(375)	0	(1,577)

GST	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%		1,100	(84)	72	0	(12)
	Greece Government International Bond	1.000%	12/20/2015	36.531%	EUR	400	(19)	(37)	0	(56)
	Greece Government International Bond	1.000%	12/20/2016	23.368%	$	100	(8)	(16)	0	(24)

HUS	Indonesia Government International Bond	1.000%	12/20/2019	2.212%		500	(12)	(12)	0	(24)

JPM	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%		500	(37)	31	0	(6)
	Indonesia Government International Bond	1.000%	12/20/2019	2.212%		1,700	(40)	(41)	0	(81)

MYC	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%		400	(31)	26	0	(5)

							$(1,564)	$(465)	$5	$(2,034)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030		GBP	6,200	$2	$416	$418	$0
	Pay	1-Month GBP-UKRPI	3.306%	04/08/2035			2,600	0	(14)	0	(14)

BPS	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030			900	4	49	53	0
	Pay	1-Year BRL-CDI	14.560%	01/04/2021		BRL	11,200	(1)	(54)	0	(55)
	Receive	3-Month USD-CPURNSA Index	1.560%	11/05/2016		$	12,300	0	(281)	0	(281)

CBK	Pay	1-Month GBP-UKRPI	3.350%	05/15/2030		GBP	2,500	0	130	130	0
	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030			10,600	7	708	715	0
	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030			4,400	(14)	152	138	0
	Pay	1-Month GBP-UKRPI	3.275%	09/15/2030			400	0	7	7	0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045			10,700	(177)	(102)	0	(279)
	Receive	3-Month EUR-EXT-CPI Index	0.655%	08/15/2018		EUR	400	(1)	0	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.640%	09/15/2018			300	0	(1)	0	(1)

DUB	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030		GBP	1,200	2	36	38	0
	Pay	1-Year BRL-CDI	13.730%	01/02/2018		BRL	16,000	(3)	(124)	0	(127)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021			9,800	1	(126)	0	(125)
	Pay	1-Year BRL-CDI	14.500%	01/04/2021			64,200	0	(342)	0	(342)
	Receive	3-Month EUR-EXT-CPI Index	0.605%	09/15/2018		EUR	700	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$	900	6	(116)	0	(110)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023			1,700	0	(213)	0	(213)

FBF	Pay	1-Month GBP-UKRPI	3.353%	05/15/2030		GBP	1,100	0	58	58	0
	Pay	1-Month GBP-UKRPI	3.335%	04/15/2035			10,900	6	59	65	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044			800	(7)	96	89	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044			100	0	14	14	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044			500	(2)	36	34	0
	Pay	1-Year BRL-CDI	13.730%	01/02/2018		BRL	86,200	3	(688)	0	(685)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021			9,200	1	(118)	0	(117)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030		GBP	4,000	0	65	65	0
	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030			900	3	50	53	0
	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030			4,200	(13)	145	132	0
	Pay	1-Month GBP-UKRPI	3.358%	04/15/2035			2,600	0	39	39	0
	Receive	3-Month EUR-EXT-CPI Index	0.650%	09/15/2018		EUR	500	0	(1)	0	(1)
	Pay	3-Month FR-FRCPI Index	1.625%	06/18/2025			7,250	0	398	398	0
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	$		1,800	0	(105)	0	(105)
	Pay	3-Month USD-CPURNSA Index	2.060%	05/12/2025			42,200	0	1,588	1,588	0

HUS	Receive	1-Year BRL-CDI	13.403%	01/02/2018		BRL	102,200	0	952	952	0
	Pay	1-Year BRL-CDI	13.421%	01/04/2021			34,700	0	(449)	0	(449)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021			80,500	10	(1,035)	0	(1,025)
	Pay	1-Year BRL-CDI	14.500%	01/04/2021			44,300	(3)	(233)	0	(236)
	Pay	1-Year BRL-CDI	14.560%	01/04/2021			70,500	(2)	(345)	0	(347)

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	200	$0	$12	$12	$0
	Pay	1-Month GBP-UKRPI	3.275%	09/15/2030		1,300	0	22	22	0

MYC	Pay	1-Month GBP-UKRPI	3.320%	05/15/2030		8,000	0	349	349	0
	Receive	3-Month EUR-EXT-CPI Index	0.623%	09/15/2018	EUR	800	0	(1)	0	(1)

UAG	Pay	1-Month GBP-UKRPI	3.195%	04/15/2030	GBP	15,800	0	240	240	0
	Receive	3-Month EUR-EXT-CPI Index	0.610%	09/15/2018	EUR	500	0	(1)	0	(1)

							$(178)	$1,271	$5,609	$(4,516)

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	BCOMF3T Index	50,271	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$20,039		$(136)	$0	$(136)

SOG	Receive	BCOMF3T Index	109,188	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	43,525		(295)	0	(295)

								$(431)	$0	$(431)

Total Swap Agreements							$(1,742)	$375	$5,614	$(6,981)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $7,911 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$696	$0	$423	$1,119	$(26)	$0	$(39)	$(65)	$1,054	$(1,620)	$(566)
BPS	0	0	53	53	0	0	(472)	(472)	(419)	481	62
BRC	2	0	0	2	(16)	0	(224)	(240)	(238)	244	6
CBK	398	24	990	1,412	(431)	(95)	(1,858)	(2,384)	(972)	389	(583)
DUB	649	192	38	879	(44)	(894)	(918)	(1,856)	(977)	862	(115)
FBF	346	0	260	606	(59)	(1,867)	(802)	(2,728)	(2,122)	2,446	324
GLM	4,318	75	2,275	6,668	(1,363)	(1,285)	(106)	(2,754)	3,914	(3,100)	814
GST	0	0	0	0	0	0	(92)	(92)	(92)	246	154
HUS	118	0	952	1,070	(75)	0	(2,081)	(2,156)	(1,086)	0	(1,086)
JPM	3,425	0	34	3,459	(661)	(676)	(87)	(1,424)	2,035	(2,270)	(235)
MSB	346	0	0	346	(349)	0	0	(349)	(3)	0	(3)
MYC	0	1,215	349	1,564	0	(440)	(6)	(446)	1,118	(1,170)	(52)
NAB	0	0	0	0	(1,024)	0	0	(1,024)	(1,024)	712	(312)
NGF	0	64	0	64	(15)	(166)	0	(181)	(117)	0	(117)
SCX	158	0	0	158	(247)	0	0	(247)	(89)	0	(89)
SOG	0	0	0	0	(45)	0	(295)	(340)	(340)	601	261
UAG	48	0	240	288	(304)	0	(1)	(305)	(17)	(5,720)	(5,737)

Total Over the Counter	$10,504	$1,570	$5,614	$17,688	$(4,659)	$(5,423)	$(6,981)	$(17,063)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$15	$15
Futures	0	0	0	0	331	331
Swap Agreements	0	128	0	0	506	634

	$0	$128	$0	$0	$852	$980

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,504	$0	$10,504
Purchased Options	0	0	0	0	1,570	1,570
Swap Agreements	0	5	0	0	5,609	5,614

	$0	$5	$0	$10,504	$7,179	$17,688

	$0	$133	$0	$10,504	$8,031	$18,668

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$108	$108
Swap Agreements	0	2	0	0	3,639	3,641

	$0	$2	$0	$0	$3,747	$3,749

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,659	$0	$4,659
Written Options	0	0	0	2,065	3,358	5,423
Swap Agreements	431	2,034	0	0	4,516	6,981

	$431	$2,034	$0	$6,724	$7,874	$17,063

	$431	$2,036	$0	$6,724	$11,621	$20,812

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$336	$336
Futures	79	0	0	0	(3,742)	(3,663)
Swap Agreements	0	260	0	0	(1,207)	(947)

	$79	$260	$0	$0	$(4,613)	$(4,274)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,279	$0	$3,279
Purchased Options	0	0	0	0	(523)	(523)
Written Options	0	267	0	1,045	5,027	6,339
Swap Agreements	(7,079)	17	0	(61)	1,699	(5,424)

	$(7,079)	$284	$0	$4,263	$6,203	$3,671

	$(7,000)	$544	$0	$4,263	$1,590	$(603)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(142)	$(142)
Futures	(78)	0	0	0	(1,238)	(1,316)
Swap Agreements	0	(1,179)	0	0	(12,821)	(14,000)

	$(78)	$(1,179)	$0	$0	$(14,201)	$(15,458)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,467)	$0	$(10,467)
Purchased Options	0	0	0	0	(1,480)	(1,480)
Written Options	0	(8)	0	394	321	707
Swap Agreements	(1,089)	(156)	0	36	673	(536)

	$(1,089)	$(164)	$0	$(10,037)	$(486)	$(11,776)

	$(1,167)	$(1,343)	$0	$(10,037)	$(14,687)	$(27,234)

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$113,762	$0	$113,762
Industrials	5,994	39,197	0	45,191
Utilities	0	7,253	0	7,253
U.S. Government Agencies	0	16,884	0	16,884
U.S. Treasury Obligations	0	3,226,410	0	3,226,410
Mortgage-Backed Securities	0	14,576	1,649	16,225
Asset-Backed Securities	0	144,583	0	144,583
Sovereign Issues	0	326,723	0	326,723
Short-Term Instruments
Repurchase Agreements	0	4,791	0	4,791
Japan Treasury Bills	0	44,599	0	44,599
U.S. Treasury Bills	0	11,511	0	11,511
	$5,994	$3,950,289	$1,649	$3,957,932

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$177	$0	$0	$177

Total Investments	$6,171	$3,950,289	$1,649	$3,958,109

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(46,646)	$0	$(46,646)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	346	634	0	980
Over the counter	0	17,688	0	17,688
	$346	$18,322	$0	$18,668

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(108)	(3,611)	0	(3,719)
Over the counter	(245)	(16,818)	0	(17,063)
	$(353)	$(20,429)	$0	$(20,782)

Totals	$6,164	$3,901,536	$1,649	$3,909,349

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO Real Return Limited Duration Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.9%

CORPORATE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017 (a)	$5	$5
2.850% due 10/05/2018 (a)	5	5

Total Corporate Bonds & Notes (Cost $10)		10

U.S. TREASURY OBLIGATIONS 116.9%

U.S. Treasury Bonds
2.875% due 08/15/2045	10	10
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (d)	1,549	1,548
0.125% due 04/15/2020	41	40
0.125% due 07/15/2022	913	892
0.625% due 07/15/2021	110	112
2.000% due 01/15/2026	180	203
2.500% due 07/15/2016 (d)	709	721
2.625% due 07/15/2017	40	42
3.875% due 04/15/2029	15	20

Total U.S. Treasury Obligations (Cost $3,641)		3,588

MORTGAGE-BACKED SECURITIES 1.5%
Chase Mortgage Finance Trust
4.575% due 12/25/2035 ^	11	11
JPMorgan Resecuritization Trust
1.799% due 01/26/2037	11	11

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc. Trust
0.594% due 03/25/2033		$13	$12
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.349% due 06/25/2033		12	12

Total Mortgage-Backed Securities (Cost $45)			46

SOVEREIGN ISSUES 16.5%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	495	108
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	196	241
Mexico Government International Bond
4.500% due 12/04/2025 (c)	MXN	851	57
Spain Government International Bond
0.550% due 11/30/2019 (c)	EUR	87	99

Total Sovereign Issues (Cost $526)			505

SHORT-TERM INSTRUMENTS 2.7%

JAPAN TREASURY BILLS 2.7%
(0.035%) due 12/28/2015	JPY	10,000	84

Total Short-Term Instruments (Cost $84)			84

Total Investments in Securities (Cost $4,306)			4,233

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.3%

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	10,102	$100

Total Short-Term Instruments (Cost $100)		100

Total Investments in Affiliates (Cost $100)		100

Total Investments 141.2% (Cost $4,406)		$4,333

Financial Derivative Instruments (e)(f) 0.9% (Cost or Premiums, net $0)		30

Other Assets and Liabilities, net (42.1%)		(1,295)

Net Assets 100.0%		$3,068

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Zero coupon bond.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	0.070%	09/30/2015	10/07/2015	$(103)	$(103)

Total Reverse Repurchase Agreements					$(103)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
TDM	0.320%	08/07/2015	10/07/2015	$(1,209)	$(1,210)
	0.600%	09/18/2015	10/02/2015	(618)	(618)

Total Sale-Buyback Transactions					$(1,828)

(1)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $1,266 at a weighted average interest rate of 0.314%.
(2)	Payable for sale-buyback transactions includes $1 of deferred price drop.

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(d)	Securities with an aggregate market value of $1,720 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$0	$(103)	$0	$(103)	$103	$0

Master Securities Forward Transaction Agreement
TDM	0	0	(1,828)	(1,828)	1,617	(211)

Total Borrowings and Other Financing Transactions	$0	$(103)	$(1,828)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(103)	$0	$0	$(103)

Total	$0	$(103)	$0	$0	$(103)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,828)	0	0	(1,828)

Total	$0	$(1,828)	$0	$0	$(1,828)

Total Borrowings	$0	$(1,931)	$0	$0	$(1,931)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(1,931)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.375	12/14/2015	2	$0	$0

Total Purchased Options				$0	$0

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1	$(1)	$0	$0
90-Day Eurodollar March Futures	Short	03/2016	1	(1)	0	0
U.S. Treasury 10-Year Note December Futures	Short	12/2015	1	1	0	0

Total Futures Contracts				$(1)	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$60	$0	$0	$0	$0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	100	0	0	0	0

				$0	$0	$0	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	$	60	$(1)	$0	$0	$0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		110	(4)	(11)	1	0
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	GBP	30	(1)	(1)	0	0
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046		60	(3)	(4)	0	(1)

						$(9)	$(16)	$1	$(1)

Total Swap Agreements						$(9)	$(16)	$1	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $43 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$1	$1	$0	$0		$(1)	$(1)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015		BRL	71	$		19	$1	$0
	10/2015	$		19		BRL	71	0	(1)
	10/2016		BRL	250	$		63	6	0

BRC	12/2015	$		3		MXN	53	0	0

CBK	10/2015		JPY	1,198	$		10	0	0
	10/2015	$		10		SGD	15	0	0
	11/2015		CNY	65	$		10	0	0
	11/2015		EUR	48			54	1	0
	11/2015	$		53		EUR	47	0	(1)
	12/2015		MXN	360	$		21	0	0
	12/2015		SGD	15			11	0	0

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
DUB	10/2015		BRL	34	$		9	$0	$0
	10/2015		TWD	326			10	0	0
	10/2015	$		9		BRL	34	0	0
	11/2015			8			34	0	0

HUS	10/2015		EUR	331	$		377	7	0
	11/2015	$		11		EUR	10	0	0
	12/2015		MXN	777	$		46	0	0

JPM	10/2015		KRW	11,922			10	0	0
	10/2015		SGD	15			11	0	0
	11/2015		EUR	20			23	1	0
	11/2015		GBP	8			12	0	0
	11/2015	$		9		EUR	8	0	0
	10/2016		BRL	20	$		5	1	0

MSB	10/2016			225			63	12	0

SCX	09/2016		CNY	66			10	0	0

UAG	10/2015		JPY	8,900			74	0	0
	11/2015	$		5		EUR	4	0	0

Total Forward Foreign Currency Contracts								$29	$(2)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016	$	400	$0	$0

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/06/2016		200	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/23/2016		200	1	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/24/2016		200	0	1

								$1	$1

Total Purchased Options								$1	$1

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500%	02/18/2016	$	200	$(1)	$(1)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016		100	0	(1)

								$(1)	$(2)

Total Written Options								$(1)	$(2)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	$0	EUR 0	$0
Sales	577	342	(3)
Closing Buys	(230)	(200)	2
Expirations	0	(142)	0
Exercised	(47)	0	0

Balance at End of Period	$300	EUR 0	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	14.820%	01/04/2021	BRL	200	$0	$(1)	$0	$(1)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	100	0	6	6	0

HUS	Receive	1-Year BRL-CDI	13.403%	01/02/2018	BRL	100	0	1	1	0
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		100	0	(1)	0	(1)

JPM	Pay	1-Year BRL-CDI	13.791%	01/02/2018		100	0	(1)	0	(1)

							$0	$4	$7	$(3)

Total Swap Agreements							$0	$4	$7	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
BOA	$7	$0	$0	$7	$(1)	$0	$(1)	$(2)	$5	$0	$5
CBK	1	0	6	7	(1)	0	0	(1)	6	0	6
GLM	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
HUS	7	0	1	8	0	0	(1)	(1)	7	0	7
JPM	2	0	0	2	0	0	(1)	(1)	1	0	1
MSB	12	0	0	12	0	0	0	0	12	0	12
MYC	0	1	0	1	0	0	0	0	1	0	1

Total Over the Counter	$29	$1	$7	$37	$(2)	$(2)	$(3)	$(7)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1	$1

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$29	$0	$29
Purchased Options	0	0	0	0	1	1
Swap Agreements	0	0	0	0	7	7

	$0	$0	$0	$29	$8	$37

	$0	$0	$0	$29	$9	$38

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1	$1

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2
Written Options	0	0	0	0	2	2
Swap Agreements	0	0	0	0	3	3

	$0	$0	$0	$2	$5	$7

	$0	$0	$0	$2	$6	$8

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(7)	$(7)
Swap Agreements	0	(3)	0	0	(6)	(9)

	$0	$(3)	$0	$0	$(13)	$(16)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9)	$0	$(9)
Written Options	0	0	0	0	1	1
Swap Agreements	0	0	0	0	1	1

	$0	$0	$0	$(9)	$2	$(7)

	$0	$(3)	$0	$(9)	$(11)	$(23)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1)	$(1)
Swap Agreements	0	0	0	0	(16)	(16)

	$0	$0	$0	$0	$(17)	$(17)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27	$0	$27
Purchased Options	0	0	0	0	(1)	(1)
Written Options	0	0	0	0	(1)	(1)
Swap Agreements	0	0	0	0	5	5

	$0	$0	$0	$27	$3	$30

	$0	$0	$0	$27	$(14)	$13

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$10	$0	$0	$10
U.S. Treasury Obligations	0	3,588	0	3,588
Mortgage-Backed Securities	0	46	0	46
Sovereign Issues	0	505	0	505
Short-Term Instruments
Japan Treasury Bills	0	84	0	84
	$10	$4,223	$0	$4,233

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$100	$0	$0	$100

Total Investments	$110	$4,223	$0	$4,333

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1	$0	$1
Over the counter	0	37	0	37
	$0	$38	$0	$38

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1)	0	(1)
Over the counter	0	(7)	0	(7)
	$0	$(8)	$0	$(8)

Totals	$110	$4,253	$0	$4,363

There were no significant transfers between Levels 1, 2, and 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.9%

CORPORATE BONDS & NOTES 7.9%

BANKING & FINANCE 6.3%
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		$17,000	$16,773
3.250% due 09/29/2017		5,400	5,364
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (d)	EUR	1,800	1,933
Banco Santander S.A.
6.250% due 09/11/2021 (d)		1,900	1,981
Bank of America Corp.
3.875% due 08/01/2025		$3,900	3,963
4.100% due 07/24/2023		2,000	2,082
Bankia S.A.
3.500% due 12/14/2015	EUR	1,500	1,687
Barclays Bank PLC
2.010% due 12/21/2020	MXN	17,500	1,030
7.625% due 11/21/2022		$2,300	2,582
7.750% due 04/10/2023		400	429
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	1,100	1,207
8.000% due 12/15/2020 (d)		1,800	2,131
BPE Financiaciones S.A.
2.500% due 02/01/2017		1,500	1,705
2.875% due 05/19/2016		11,000	12,449
Credit Agricole S.A.
0.909% due 06/02/2017		$14,900	14,877
6.500% due 06/23/2021 (d)	EUR	1,300	1,448
7.500% due 06/23/2026 (d)	GBP	100	146
7.875% due 01/23/2024 (d)		$200	200
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		300	292
3.800% due 09/15/2022		1,700	1,704
Evergrande Real Estate Group Ltd.
8.750% due 10/30/2018		250	241
12.000% due 02/17/2020		400	399
Export-Import Bank of India
2.477% due 03/30/2016		1,500	1,506
GATX Financial Corp.
5.800% due 03/01/2016		300	306
Goldman Sachs Group, Inc.
0.958% due 06/04/2017		6,700	6,695
HBOS PLC
0.767% due 09/01/2016	EUR	200	223
International Lease Finance Corp.
6.750% due 09/01/2016		$300	311
7.125% due 09/01/2018		600	662
KBC Bank NV
8.000% due 01/25/2023		400	438
LBG Capital PLC
15.000% due 12/21/2019	EUR	260	429
15.000% due 12/21/2019	GBP	2,920	6,206
Lloyds Bank PLC
1.750% due 05/14/2018		$4,700	4,694
3.500% due 05/14/2025		900	893
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		200	205
7.625% due 06/27/2023 (d)	GBP	200	306
7.875% due 06/27/2029 (d)		900	1,405
Navient Corp.
6.250% due 01/25/2016		$31	31
Rabobank Group
8.375% due 07/26/2016 (d)		2,610	2,699
8.400% due 06/29/2017 (d)		3,200	3,415
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		400	400

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stone Street Trust
5.902% due 12/15/2015		$7,000	$7,076
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016		900	895
UBS AG
4.750% due 05/22/2023		500	503
7.250% due 02/22/2022		300	313
Vornado Realty LP
2.500% due 06/30/2019		1,300	1,299
Westpac Banking Corp.
1.850% due 11/26/2018		4,800	4,840

			120,373

INDUSTRIALS 1.0%
Central China Real Estate Ltd.
8.000% due 01/28/2020		500	472
Chesapeake Energy Corp.
3.539% due 04/15/2019		100	71
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,700	4,451
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017 (a)		$2,500	2,499
2.850% due 10/05/2018 (a)		2,500	2,497
KWG Property Holding Ltd.
8.250% due 08/05/2019		300	303
Medtronic, Inc.
4.625% due 03/15/2045		7,800	8,067
MGM Resorts International
7.625% due 01/15/2017		100	105
Sunac China Holdings Ltd.
8.750% due 12/05/2019		300	296
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		392	456
UnitedHealth Group, Inc.
3.350% due 07/15/2022		100	103

			19,320

UTILITIES 0.6%
Petrobras Global Finance BV
2.694% due 03/17/2017		4,300	3,709
3.214% due 03/17/2020		100	69
3.250% due 03/17/2017		800	708
5.375% due 01/27/2021		9,000	6,590
5.750% due 01/20/2020		100	75
5.875% due 03/01/2018		300	248
Sprint Communications, Inc.
9.125% due 03/01/2017		200	203

			11,602

Total Corporate Bonds & Notes (Cost $160,286)			151,295

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
0.874% due 02/25/2041		734	742
1.383% due 09/01/2044 - 10/01/2044		42	43
3.000% due 10/01/2045		11,000	11,155
Freddie Mac
0.807% due 12/15/2037		585	591
2.098% due 07/01/2036		148	156
2.193% due 09/01/2036		185	196
2.352% due 10/01/2036		68	72
NCUA Guaranteed Notes
0.763% due 12/08/2020		1,078	1,085

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.650% due 10/29/2020	$1,748	$1,755

Total U.S. Government Agencies (Cost $15,720)		15,795

U.S. TREASURY OBLIGATIONS 140.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)	24,280	22,375
2.875% due 08/15/2045 (g)	3,980	3,981
3.000% due 11/15/2044 (g)	1,400	1,431
3.000% due 05/15/2045 (g)(k)	10,260	10,510
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (g)	362,292	361,108
0.125% due 04/15/2018 (g)(i)	691,870	691,447
0.125% due 04/15/2019 (g)(i)	440,087	438,889
0.125% due 04/15/2020	16,611	16,521
0.125% due 01/15/2022 (k)	6,748	6,587
0.125% due 07/15/2022 (g)	177,345	173,219
0.125% due 01/15/2023 (k)	6,617	6,390
0.125% due 07/15/2024	11,388	10,885
0.250% due 01/15/2025 (k)	2,522	2,421
0.375% due 07/15/2025 (g)	26,778	26,124
0.625% due 07/15/2021	171,009	173,619
0.625% due 01/15/2024	27,524	27,437
0.750% due 02/15/2042 (k)	317	278
0.750% due 02/15/2045	7,327	6,376
1.250% due 07/15/2020	81,307	85,457
1.375% due 02/15/2044	12,360	12,578
1.625% due 01/15/2018 (i)	20,277	21,002
1.875% due 07/15/2019 (i)	46,832	50,056
2.000% due 01/15/2016 (g)	273,064	272,405
2.000% due 01/15/2026	10,076	11,326
2.125% due 01/15/2019 (i)(k)	7,559	8,057
2.125% due 02/15/2041 (k)	1,090	1,295
2.375% due 01/15/2017 (i)	44,543	45,750
2.375% due 01/15/2025 (k)	4,482	5,166
2.500% due 07/15/2016 (g)	28,279	28,757
2.625% due 07/15/2017	61,004	63,925
U.S. Treasury Notes
1.500% due 05/31/2020 (g)	35,300	35,620
1.750% due 03/31/2022 (g)(k)	43,600	43,733
2.000% due 07/31/2022 (g)	18,400	18,721

Total U.S. Treasury Obligations (Cost $2,716,301)		2,683,446

MORTGAGE-BACKED SECURITIES 3.5%
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	179	188
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035	29	29
2.320% due 08/25/2035	16	16
2.515% due 03/25/2035	12	12
2.680% due 03/25/2035	48	49
2.909% due 01/25/2035	212	215
Chase Mortgage Finance Trust
4.575% due 12/25/2035 ^	113	108
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035	19	19
2.420% due 09/25/2035	33	33
2.623% due 03/25/2034	168	167
2.660% due 05/25/2035	18	18
Countrywide Alternative Loan Trust
0.364% due 05/25/2047	4,544	3,939
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	295	301
Countrywide Home Loan Reperforming REMIC Trust
0.534% due 06/25/2035	126	112

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Commercial Mortgage Trust
5.467% due 09/15/2039		$159	$163
Credit Suisse First Boston Mortgage Securities Corp.
0.894% due 10/25/2035 ^		853	624
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2037		136	137
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,415	5,476
First Horizon Mortgage Pass-Through Trust
2.587% due 06/25/2035		8,099	7,906
Granite Master Issuer PLC
0.097% due 12/20/2054	EUR	331	369
Grecale RMBS SRL
0.481% due 01/27/2061		16,611	18,294
GS Mortgage Securities Trust
4.592% due 08/10/2043		$1,100	1,210
GSR Mortgage Loan Trust
2.726% due 09/25/2035		123	125
2.742% due 01/25/2036 ^		262	245
Hercules Eclipse PLC
0.821% due 10/25/2018	GBP	126	187
HomeBanc Mortgage Trust
0.464% due 10/25/2035		$283	263
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		4,050	4,104
JPMorgan Mortgage Trust
2.561% due 06/25/2035		503	498
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	208
Marche Mutui SRL
0.342% due 02/25/2055	EUR	662	725
0.381% due 10/27/2065		374	418
2.231% due 01/27/2064		1,582	1,798
Merrill Lynch Mortgage Investors Trust
1.673% due 10/25/2035		$103	101
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	106
Morgan Stanley Capital Trust
6.114% due 06/11/2049		279	296
RBSSP Resecuritization Trust
0.399% due 12/26/2036		2,336	2,119
2.246% due 07/26/2045		3,012	3,015
Residential Asset Securitization Trust
0.594% due 01/25/2046 ^		441	227
Structured Adjustable Rate Mortgage Loan Trust
2.585% due 12/25/2034		285	279
4.917% due 03/25/2036 ^		439	367
Thornburg Mortgage Securities Trust
6.095% due 09/25/2037		545	559
Ulysses European Loan Conduit PLC
0.741% due 07/25/2017	GBP	800	1,174
WaMu Mortgage Pass-Through Certificates Trust
0.464% due 07/25/2045		$1,508	1,428
0.514% due 08/25/2045		7,519	7,041
1.269% due 01/25/2046		2,966	2,878
Wells Fargo Mortgage-Backed Securities Trust
2.651% due 03/25/2036		287	276
3.188% due 10/25/2035		106	104

Total Mortgage-Backed Securities (Cost $69,715)			67,926

ASSET-BACKED SECURITIES 1.6%
Bear Stearns Asset-Backed Securities Trust
2.294% due 03/25/2035		6,600	6,196
BlackRock Senior Income
0.527% due 04/20/2019		123	123

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BNC Mortgage Loan Trust
0.324% due 07/25/2037		$750	$700
Citigroup Mortgage Loan Trust, Inc.
0.484% due 10/25/2036		1,000	884
Countrywide Asset-Backed Certificates
0.374% due 07/25/2036		364	358
0.444% due 04/25/2036		54	54
FBR Securitization Trust
0.934% due 11/25/2035		745	740
First Franklin Mortgage Loan Trust
0.774% due 09/25/2035		7,000	5,947
Fremont Home Loan Trust
0.684% due 07/25/2035		100	89
Hewett’s Island CLO Ltd.
0.714% due 11/12/2019		701	697
Hillmark Funding Ltd.
0.583% due 05/21/2021		3,044	2,992
HSI Asset Securitization Corp. Trust
0.464% due 02/25/2036		500	437
Magi Funding PLC
0.331% due 04/11/2021	EUR	44	49
Merrill Lynch Mortgage Investors Trust
0.674% due 05/25/2036		$287	262
Mountain View Funding CLO Ltd.
0.549% due 04/15/2019		222	221
MSIM Peconic Bay Ltd.
0.567% due 07/20/2019		18	18
NovaStar Mortgage Funding Trust
0.664% due 01/25/2036		2,002	1,601
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.214% due 12/25/2034		158	158
Saxon Asset Securities Trust
0.989% due 03/25/2035 ^		1,198	1,094
4.034% due 06/25/2033		188	191
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	3,023	3,293
Soundview Home Loan Trust
0.664% due 11/25/2035		$5,690	4,792
Structured Asset Securities Corp.
0.854% due 02/25/2035		129	120
Wood Street CLO BV
0.280% due 03/29/2021	EUR	18	21

Total Asset-Backed Securities (Cost $31,267)			31,037

SOVEREIGN ISSUES 11.4%
Autonomous Community of Catalonia
4.950% due 02/11/2020		2,100	2,518
Canada Housing Trust
1.850% due 12/15/2016	CAD	19,800	15,058
Colombian TES
3.000% due 03/25/2033 (c)	COP	7,701,310	2,103
Denmark Government International Bond
0.100% due 11/15/2023 (c)	DKK	18,252	2,828
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)	EUR	5,043	5,954
2.100% due 09/15/2021 (c)		4,702	5,795
2.350% due 09/15/2019 (c)		2,430	2,964
2.350% due 09/15/2024 (c)		25,098	31,739
3.100% due 09/15/2026 (c)		423	577
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	4,216	264
4.000% due 11/08/2046 (c)		44,015	2,780
4.500% due 12/04/2025 (c)		307,086	20,582
4.750% due 06/14/2018		59,450	3,534

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Zealand Government International Inflation Linked Bond
3.000% due 09/20/2030	NZD	13,695	$9,599
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	150	119
3.000% due 02/24/2024		150	118
3.000% due 02/24/2025		150	116
3.000% due 02/24/2026		150	115
3.000% due 02/24/2027		150	112
3.000% due 02/24/2028		150	110
3.000% due 02/24/2029		250	180
3.000% due 02/24/2030		250	178
3.000% due 02/24/2031		850	594
3.000% due 02/24/2032		250	172
3.000% due 02/24/2033		250	169
3.000% due 02/24/2034		250	167
3.000% due 02/24/2035		250	164
3.000% due 02/24/2036		450	293
3.000% due 02/24/2037		450	291
3.000% due 02/24/2038		450	289
3.000% due 02/24/2039		450	287
3.000% due 02/24/2040		450	288
3.000% due 02/24/2041		450	288
3.000% due 02/24/2042		750	481
4.500% due 07/03/2017	JPY	350,000	2,465
4.750% due 04/17/2019	EUR	2,000	1,956
Slovenia Government International Bond
4.700% due 11/01/2016		6,800	7,980
Spain Government International Bond
1.000% due 11/30/2030 (c)		3,985	4,271
1.800% due 11/30/2024 (c)		3,097	3,718
2.150% due 10/31/2025		6,400	7,324
2.750% due 10/31/2024		4,900	5,909
3.800% due 04/30/2024		7,500	9,747
4.400% due 10/31/2023		400	540
5.400% due 01/31/2023		5,500	7,802
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	30,937	50,811
0.125% due 03/22/2058 (c)		243	550
0.125% due 03/22/2068 (c)		528	1,364
0.375% due 03/22/2062 (c)		1,064	2,790

Total Sovereign Issues (Cost $237,810)			218,053

		SHARES
REAL ESTATE INVESTMENT TRUSTS 3.3%

FINANCIALS 3.3%
Apartment Investment & Management Co. ‘A’		36,888	1,366
AvalonBay Communities, Inc.		15,719	2,748
BioMed Realty Trust, Inc.		68,331	1,365
Boston Properties, Inc.		20,221	2,394
Camden Property Trust		37,044	2,738
DCT Industrial Trust, Inc.		81,862	2,756
Equity Residential		386,180	29,010
Essex Property Trust, Inc.		12,252	2,737
Federal Realty Investment Trust		17,533	2,392
First Industrial Realty Trust, Inc.		64,796	1,358
General Growth Properties, Inc.		52,828	1,372
Macerich Co.		17,854	1,372
Pennsylvania Real Estate Investment Trust		21,197	420
ProLogis, Inc.		70,464	2,741
Public Storage		11,347	2,401
Simon Property Group, Inc.		13,038	2,395

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

		SHARES	MARKET VALUE (000S)
Sunstone Hotel Investors, Inc.		104,320	$1,380
UDR, Inc.		79,461	2,740

Total Real Estate Investment Trusts (Cost $56,580)			63,685

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.4%

CERTIFICATES OF DEPOSIT 1.9%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015		$35,500	35,496

REPURCHASE AGREEMENTS (f) 0.5%
			10,170

JAPAN TREASURY BILLS 1.8%
(0.035%) due 12/28/2015	JPY	4,090,000	34,096

U.S. TREASURY BILLS 0.2%
0.084% due 11/12/2015 - 02/11/2016 (b)(k)		$2,636	2,636

Total Short-Term Instruments (Cost $82,386)			82,398

Total Investments in Securities (Cost $3,370,065)			3,313,635

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	$13,072	$130

Total Short-Term Instruments (Cost $130)		130

Total Investments in Affiliates (Cost $130)		130

Total Investments 172.9% (Cost $3,370,195)		$3,313,765

Financial Derivative Instruments (h)(j) 2.5% (Cost or Premiums, net $(3,532))		48,752

Other Assets and Liabilities, net (75.4%)		(1,445,588)

Net Assets 100.0%		$1,916,929

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$17,000	$16,773	0.88%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SCX	0.100%	09/30/2015	10/01/2015	$9,678	U.S. Treasury Notes 2.000% due 07/31/2022	$(9,698)	$9,678	$9,678
SSB	0.000%	09/30/2015	10/01/2015	492	U.S. Treasury Notes 4.875% due 08/15/2016	(507)	492	492

Total Repurchase Agreements						$(10,205)	$10,170	$10,170

(1)	Includes accrued interest.

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.490%	09/08/2015	10/08/2015	$(85,542)	$(85,569)
	0.550%	09/15/2015	10/06/2015	(20,097)	(20,102)
	0.750%	09/24/2015	10/01/2015	(15,753)	(15,755)
	0.830%	09/28/2015	10/05/2015	(2,648)	(2,648)
BSN	0.390%	08/25/2015	10/26/2015	(23,665)	(23,674)
	0.400%	08/19/2015	10/19/2015	(197,451)	(197,545)
	0.400%	08/28/2015	10/28/2015	(59,668)	(59,690)
	0.400%	08/31/2015	10/13/2015	(18,801)	(18,807)
	0.400%	09/10/2015	10/13/2015	(56,801)	(56,815)
	0.420%	09/11/2015	10/13/2015	(74,778)	(74,796)
DEU	0.250%	10/01/2015	10/16/2015	(27,686)	(27,686)
GRE	0.440%	08/28/2015	10/09/2015	(204,618)	(204,703)
	0.460%	09/04/2015	10/05/2015	(6,621)	(6,623)
	0.470%	09/08/2015	10/08/2015	(213,371)	(213,435)
IND	0.260%	07/14/2015	10/14/2015	(32,561)	(32,580)
	0.270%	07/15/2015	10/15/2015	(52,428)	(52,459)
	0.270%	07/20/2015	10/20/2015	(20,910)	(20,922)
	0.270%	09/30/2015	10/14/2015	(1,366)	(1,366)
	0.280%	09/30/2015	10/14/2015	(22,510)	(22,510)
	0.310%	09/30/2015	11/02/2015	(8,798)	(8,798)
JPS	0.370%	08/25/2015	10/06/2015	(1,210)	(1,211)
SCX	0.350%	08/18/2015	10/19/2015	(1,115)	(1,115)
	0.350%	08/21/2015	10/21/2015	(34,271)	(34,284)
	0.370%	08/24/2015	10/05/2015	(31,334)	(31,346)
	0.370%	08/25/2015	10/26/2015	(5,717)	(5,719)
	0.370%	09/24/2015	10/08/2015	(3,935)	(3,936)
	0.400%	09/08/2015	10/02/2015	(3,640)	(3,641)
	0.400%	09/08/2015	10/08/2015	(3,595)	(3,596)
	0.400%	09/11/2015	10/02/2015	(34,096)	(34,103)
	0.400%	10/02/2015	10/13/2015	(18,561)	(18,561)
	0.410%	09/11/2015	10/13/2015	(21,882)	(21,887)

Total Reverse Repurchase Agreements					$(1,305,882)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.250%	09/24/2015	10/01/2015	$(9,158)	$(9,159)
	0.400%	09/28/2015	10/05/2015	(14,473)	(14,473)
	0.490%	09/09/2015	10/09/2015	(15,056)	(15,066)
	0.510%	09/18/2015	10/02/2015	(9,939)	(9,942)
	0.860%	09/28/2015	10/01/2015	(7,106)	(7,106)
MSC	0.350%	08/10/2015	10/09/2015	(9,751)	(9,758)
TDM	0.490%	09/16/2015	10/07/2015	(1,926)	(1,926)
	0.500%	09/30/2015	10/01/2015	(1,208)	(1,208)
	0.600%	09/18/2015	10/02/2015	(61,873)	(61,886)

Total Sale-Buyback Transactions					$(130,524)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $1,136,324 at a weighted average interest rate of 0.270%.
(3)	Payable for sale-buyback transactions includes $4 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$32,000	$(32,150)	$(32,449)

Total Short Sales				$(32,150)	$(32,449)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $1,420,309 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(124,074)	$0	$(124,074)	$124,092	$18
BSN	0	(431,327)	0	(431,327)	431,572	245
DEU	0	(27,686)	0	(27,686)	27,589	(97)
GRE	0	(424,761)	0	(424,761)	424,878	117
IND	0	(138,635)	0	(138,635)	138,726	91
JPS	0	(1,211)	0	(1,211)	1,211	0
SCX	9,678	(158,188)	0	(148,510)	129,493	(19,017)
SSB	492	0	0	492	(507)	(15)

Master Securities Forward Transaction Agreement
GSC	0	0	(55,746)	(55,746)	55,720	(26)
MSC	0	0	(9,758)	(9,758)	9,751	(7)
TDM	0	0	(65,020)	(65,020)	65,192	172

Total Borrowings and Other Financing Transactions	$10,170	$(1,305,882)	$(130,524)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(15,755)	$(1,235,082)	$(8,798)	$0	$(1,259,635)

Total	$(15,755)	$(1,235,082)	$(8,798)	$0	$(1,259,635)

Sale-Buyback Transactions
U.S. Treasury Obligations	(17,473)	(113,051)	0	0	(130,524)

Total	$(17,473)	$(113,051)	$0	$0	$(130,524)

Total Borrowings	$(33,228)	$(1,348,133)	$(8,798)	$0	$(1,390,159)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(1,390,159)

(5)	Unsettled reverse repurchase agreements liability of $(46,247) is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.000	11/20/2015	1,020	$9	$8
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2015	184	2	3
Call - CBOT U.S. Treasury 30-Year Bond December Futures	202.000	11/20/2015	245	2	4
Put - CME 90-Day Eurodollar December Futures	99.375	12/14/2015	1,662	104	10

Total Purchased Options				$117	$25

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	30	$(15)	$1	$0
90-Day Eurodollar December Futures	Short	12/2016	417	(225)	16	0
90-Day Eurodollar June Futures	Short	06/2016	147	(136)	5	0
90-Day Eurodollar March Futures	Short	03/2016	256	(185)	10	0
90-Day Eurodollar March Futures	Short	03/2017	215	(335)	8	0
90-Day Eurodollar September Futures	Short	09/2016	100	(129)	4	0
Euro-BTP Italy Government Bond December Futures	Short	12/2015	55	(153)	0	(31)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	991	825	0	(35)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	164	191	0	(13)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	241	(676)	135	0

Total Futures Contracts				$(838)	$179	$(79)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-23 5-Year Index	(1.000%)	12/20/2019	$23,600	$(140)	$286	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$37,818	$1,105	$(1,140)	$136	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	1,100	0	1	2	(1)

				$1,105	$(1,139)	$138	$(1)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$	110,000	$(1,393)	$(709)	$32	$0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		15,900	(395)	(5)	0	(5)
Pay	3-Month USD-LIBOR	2.250%	12/16/2022		51,400	1,597	1,240	0	(44)
Receive	3-Month USD-LIBOR	3.000%	09/16/2025		35,800	(474)	(367)	9	0
Receive	3-Month USD-LIBOR	2.225%	09/16/2025		6,300	(124)	(124)	6	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		182,900	(7,299)	(7,622)	137	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		53,800	(2,160)	(3,621)	166	0
Receive	3-Month USD-LIBOR	2.570%	02/10/2046		1,500	5	5	5	0
Receive	6-Month EUR-EURIBOR	0.550%	01/17/2016	EUR	199,500	(986)	(743)	2	0
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024		8,280	(1,048)	(980)	0	(14)
Pay	6-Month EUR-EURIBOR	1.000%	03/16/2026		2,500	(14)	13	6	0
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046		10,800	174	(266)	0	(55)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	GBP	46,500	(640)	(1,413)	0	(294)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046		39,110	(2,148)	(2,289)	0	(693)
Pay	28-Day MXN-TIIE	5.145%	04/02/2020	MXN	219,100	(75)	(63)	39	0

						$(14,980)	$(16,944)	$402	$(1,105)

Total Swap Agreements						$(14,015)	$(17,797)	$540	$(1,107)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $22,300 and cash of $6,785 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability (5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$25	$179	$540	$744	$0	$(79)	$(1,128)	$(1,207)

(5)	Unsettled variation margin liability of $(21) for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015	$		73,294		GBP	48,210	$0	$(364)
	11/2015		GBP	48,210	$		73,283	364	0
	11/2015	$		3,159		EUR	2,842	18	0

CBK	10/2015		JPY	67,065	$		560	1	0
	10/2015		SGD	3,388			2,394	14	0
	11/2015		DKK	18,480			2,712	0	(58)
	11/2015		EUR	225,348			246,597	338	(5,704)
	11/2015		GBP	1,868			2,910	85	0
	11/2015	$		14,667		EUR	13,089	51	(83)
	11/2015			1,125		GBP	718	0	(39)
	12/2015		MXN	156,207	$		9,260	76	0
	12/2015	$		3,169		MXN	54,223	19	0

DUB	10/2015		BRL	187,708	$		47,293	384	(437)
	10/2015		HUF	4,452,066			15,648	0	(217)
	10/2015		TWD	33,852			1,040	16	0
	10/2015	$		47,247		BRL	187,708	100	0
	10/2015		ZAR	5,842	$		464	44	0
	11/2015	$		41,370		BRL	167,424	398	0
	11/2015			3,124		EUR	2,760	0	(38)

FBF	10/2015		JPY	2,958,601	$		24,616	0	(47)
	10/2015		SGD	3,287			2,341	32	0
	10/2015	$		123		MYR	482	0	(14)

GLM	10/2015		BRL	46,408	$		11,681	0	(25)
	10/2015		NZD	13,834			8,865	20	0
	10/2015	$		12,789		BRL	46,408	0	(1,083)
	10/2015			5,599		HUF	1,538,650	0	(116)
	11/2015		AUD	3,564	$		2,515	19	0
	11/2015		COP	4,981,809			1,669	64	0
	11/2015		GBP	7,744			11,942	230	0
	11/2015	$		6,783		GBP	4,383	0	(154)

HUS	10/2015		KRW	11,203,207	$		9,854	409	0
	10/2015		SGD	3,949			2,770	0	(5)
	10/2015		TWD	42,979			1,320	19	0
	10/2015	$		7,448		SGD	10,624	17	0
	11/2015			8,251		EUR	7,291	0	(99)
	12/2015		MXN	466,209	$		27,651	240	0
	12/2015		SGD	10,624			7,432	0	(17)

JPM	10/2015		BRL	159,084			40,396	344	(75)
	10/2015	$		44,188		BRL	159,084	0	(4,061)
	10/2015			14,785		CAD	19,704	0	(20)
	10/2015			38,652		INR	2,484,526	0	(842)
	10/2015			8,770		NZD	13,834	74	0
	10/2015			4,383		PLN	16,470	0	(51)
	11/2015		CAD	19,704	$		14,782	20	0
	11/2015		GBP	3,099			4,745	57	0
	11/2015		INR	499,400			7,510	0	(72)
	11/2015		NZD	13,834			8,750	0	(74)
	11/2015	$		11,173		EUR	9,905	0	(98)
	11/2015			6,617		GBP	4,332	0	(65)
	04/2016		BRL	165,920	$		51,540	12,129	0

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
MSB	10/2015	$		20,774		JPY	2,495,000	$23	$0
	11/2015		JPY	2,495,000	$		20,783	0	(23)

NAB	10/2015	$		31,483		EUR	27,580	0	(665)

NGF	10/2015		TWD	104,154	$		3,140	0	(12)

SCX	10/2015		CAD	19,704			14,885	120	0

	10/2015		GBP	48,210			74,858	1,928	0
	10/2015		INR	596,774			8,980	0	(98)
	10/2015		JPY	3,544,008			29,600	50	0
	11/2015	$		1,011		GBP	648	0	(31)
	11/2015			30,347		INR	1,977,865	0	(402)

SOG	10/2015		INR	672,961	$		10,130	0	(111)
	10/2015	$		10,462		HUF	2,900,081	0	(128)

UAG	10/2015		TWD	71,565	$		2,190	24	0
	11/2015		INR	486,545			7,300	0	(87)
	11/2015	$		2,421		EUR	2,163	0	(2)
	12/2015			2,124		MXN	36,267	9	0

Total Forward Foreign Currency Contracts								$17,736	$(15,417)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015	$	7,400	$74	$0

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015		126,200	155	16

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250%	02/08/2016		28,300	340	141

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	01/05/2016		125,600	80	29
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/29/2016		123,100	98	24

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015		58,800	68	8
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016		126,700	203	263
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/06/2016		116,300	108	15
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/23/2016		144,000	266	216
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/24/2016		144,000	258	218
	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015		22,600	253	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017		18,000	2,520	1,909

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016		312,100	265	43

Total Purchased Options								$4,688	$2,882

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	4.000	03/17/2016	$ 21,300	$(900)	$(1,841)

GLM	Put - OTC EUR versus USD	$	1.085	11/25/2015	EUR 4,980	(51)	(33)
	Put - OTC EUR versus USD		1.100	11/25/2015	7,580	(82)	(80)

						$(1,033)	$(1,954)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$ 4,300	$(38)	$(4)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	900	(12)	(1)

DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	5,800	(5)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	2,200	(21)	(16)

GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR 7,100	(323)	(172)

JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	36,100	(263)	(70)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	3,200	(22)	(6)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	27,700	(313)	(392)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	10,100	(187)	(187)

						$(1,184)	$(848)

(1)	YOY options may have a series of expirations.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	$6,500	$(35)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015	2,800	(38)	0

DUB	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.800%	10/23/2015	27,800	(74)	(177)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	02/08/2016	28,300	(369)	(466)

GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500%	02/18/2016	132,400	(424)	(794)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016	58,800	(220)	(314)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016	126,700	(76)	(67)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016	126,700	(127)	(148)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	75,600	(2,520)	(1,357)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	19,700	(117)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015	8,600	(133)	0

NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016	20,400	(79)	(109)

							$(4,212)	$(3,432)

Total Written Options							$(6,429)	$(6,234)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	0	$583,219	EUR	62,492	GBP	0	$(7,341)
Sales	554	929,495		286,654		25,100	(7,007)
Closing Buys	(140)	(390,245)		(94,900)		(16,400)	3,068
Expirations	(137)	(248,000)		(184,282)		(8,700)	2,807
Exercised	(277)	(128,569)		(50,304)		0	2,044

Balance at End of Period	0	$745,900	EUR	19,660	GBP	0	$(6,429)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	GATX Financial Corp.	(1.070%	)	03/20/2016	0.210%	$ 300	$0	$(1)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%	$600	$(46)	$39	$0	$(7)
	Italy Government International Bond	1.000%	03/20/2019	0.860%	4,400	(76)	98	22	0

BPS	Italy Government International Bond	1.000%	03/20/2019	0.860%	13,300	(230)	297	67	0

CBK	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%	2,400	(398)	(128)	0	(526)

DUB	Italy Government International Bond	1.000%	03/20/2019	0.860%	8,000	(143)	183	40	0

GST	Chesapeake Energy Corp.	5.000%	09/20/2018	11.561%	100	(10)	(5)	0	(15)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%	6,900	(493)	414	0	(79)
	Sberbank of Russia Via SB Capital S.A.	1.000%	03/20/2016	4.085%	700	(39)	29	0	(10)

HUS	Italy Government International Bond	1.000%	03/20/2019	0.860%	8,500	(159)	202	43	0
	Spain Government International Bond	1.000%	03/20/2019	0.779%	5,200	(39)	79	40	0

JPM	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%	1,600	(119)	101	0	(18)

MYC	Spain Government International Bond	1.000%	03/20/2019	0.779%	12,300	(76)	172	96	0

						$(1,828)	$1,481	$308	$(655)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	1,400	$0	$94	$94	$0
	Pay	1-Month GBP-UKRPI	3.350%	08/15/2030		5,200	(59)	259	200	0
	Receive	3-Month USD-CPURNSA Index	1.730%	08/26/2025	$	2,400	0	(19)	0	(19)

BPS	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	2,900	14	157	171	0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		2,400	17	315	332	0
	Pay	1-Year BRL-CDI	14.500%	01/04/2021	BRL	63,200	(1)	(336)	0	(337)
	Pay	1-Year BRL-CDI	14.560%	01/04/2021		7,900	(1)	(38)	0	(39)
	Receive	3-Month USD-CPURNSA Index	1.560%	11/05/2016	$	41,200	0	(942)	0	(942)

BRC	Receive	3-Month USD-CPURNSA Index	2.085%	10/11/2017		33,100	0	(1,484)	0	(1,484)

CBK	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	4,200	3	280	283	0
	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030		4,200	(14)	146	132	0
	Pay	1-Month GBP-UKRPI	3.275%	09/15/2030		5,500	0	95	95	0

DUB	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030		7,100	8	215	223	0
	Pay	1-Year BRL-CDI	13.450%	01/04/2021	BRL	7,000	1	(90)	0	(89)
	Receive	3-Month EUR-EXT-CPI Index	0.320%	08/15/2017	EUR	27,600	0	75	75	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	$	3,600	26	(467)	0	(441)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		33,100	0	(4,161)	0	(4,161)

FBF	Pay	1-Month GBP-UKRPI	3.353%	05/15/2030	GBP	600	0	32	32	0
	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030		1,400	(1)	95	94	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		1,300	(43)	187	144	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		2,300	2	320	322	0
	Pay	1-Year BRL-CDI	13.450%	01/04/2021	BRL	6,500	0	(83)	0	(83)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	6,830	0	110	110	0
	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030		3,300	10	185	195	0
	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030		14,300	(46)	495	449	0
	Pay	1-Year BRL-CDI	13.805%	01/02/2018	BRL	104,300	0	(794)	0	(794)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	$	7,400	0	(432)	0	(432)
	Receive	3-Month USD-CPURNSA Index	2.205%	10/11/2018		27,400	0	(1,581)	0	(1,581)
	Pay	3-Month USD-CPURNSA Index	2.060%	05/12/2025		30,700	0	1,155	1,155	0

HUS	Receive	1-Year BRL-CDI	13.403%	01/02/2018	BRL	104,300	0	972	972	0
	Pay	1-Year BRL-CDI	13.421%	01/04/2021		24,500	0	(317)	0	(317)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		56,900	7	(732)	0	(725)
	Pay	1-Year BRL-CDI	14.500%	01/04/2021		12,200	(1)	(64)	0	(65)
	Pay	1-Year BRL-CDI	14.560%	01/04/2021		50,500	(2)	(247)	0	(249)

JPM	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	600	0	35	35	0
	Pay	1-Month GBP-UKRPI	3.275%	09/15/2030		3,700	0	64	64	0

MYC	Pay	1-Month GBP-UKRPI	3.320%	05/15/2030		2,300	0	101	101	0

							$(80)	$(6,400)	$5,278	$(11,758)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	DWRTFT Index	62,597	1-Month USD-LIBOR plus a specified spread	03/31/2016	$495,668		$16,503	$16,503	$0
	Receive	DWRTFT Index	20,729	1-Month USD-LIBOR plus a specified spread	08/15/2016	165,558		4,084	4,084	0

BRC	Receive	DWRTFT Index	37,330	1-Month USD-LIBOR plus a specified spread	08/15/2016	298,146		7,354	7,354	0

GST	Receive	DWRTFT Index	23,163	1-Month USD-LIBOR plus a specified spread	11/20/2015	183,414		6,122	6,122	0
	Receive	DWRTFT Index	62,474	1-Month USD-LIBOR plus a specified spread	03/31/2016	494,694		16,455	16,455	0
	Receive	DWRTFT Index	24,922	1-Month USD-LIBOR plus a specified spread	06/15/2016	197,342		6,558	6,558	0

								$57,076	$57,076	$0

Total Swap Agreements							$(1,908)	$52,156	$62,662	$(12,414)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $17,017 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$382	$0	$20,907	$21,289	$(364)	$0	$(26)	$(390)	$20,899	$(15,970)	$4,929
BPS	0	0	570	570	0	0	(1,318)	(1,318)	(748)	933	185
BRC	0	0	7,354	7,354	0	0	(1,484)	(1,484)	5,870	(3,590)	2,280
CBK	584	16	510	1,110	(5,884)	(5)	(527)	(6,416)	(5,306)	5,677	371
DUB	942	141	338	1,421	(692)	(659)	(4,691)	(6,042)	(4,621)	3,959	(662)
FBF	32	0	592	624	(61)	(1,841)	(83)	(1,985)	(1,361)	1,636	275
GLM	333	53	1,909	2,295	(1,378)	(1,393)	(2,807)	(5,578)	(3,283)	3,105	(178)
GST	0	0	29,131	29,131	0	0	(104)	(104)	29,027	(22,890)	6,137
HUS	685	0	1,055	1,740	(121)	0	(1,356)	(1,477)	263	135	398
JPM	12,624	0	99	12,723	(5,358)	(655)	(18)	(6,031)	6,692	(6,998)	(306)
MSB	23	0	0	23	(23)	0	0	(23)	0	0	0
MYC	0	2,629	197	2,826	0	(1,572)	0	(1,572)	1,254	(1,040)	214
NAB	0	0	0	0	(665)	0	0	(665)	(665)	602	(63)
NGF	0	43	0	43	(12)	(109)	0	(121)	(78)	0	(78)
SCX	2,098	0	0	2,098	(531)	0	0	(531)	1,567	(4,110)	(2,543)
SOG	0	0	0	0	(239)	0	0	(239)	(239)	0	(239)
UAG	33	0	0	33	(89)	0	0	(89)	(56)	0	(56)

Total Over the Counter	$17,736	$2,882	$62,662	$83,280	$(15,417)	$(6,234)	$(12,414)	$(34,065)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$25	$25
Futures	0	0	0	0	179	179
Swap Agreements	0	138	0	0	402	540

	$0	$138	$0	$0	$606	$744

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,736	$0	$17,736
Purchased Options	0	0	0	0	2,882	2,882
Swap Agreements	0	308	57,076	0	5,278	62,662

	$0	$308	$57,076	$17,736	$8,160	$83,280

	$0	$446	$57,076	$17,736	$8,766	$84,024

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$79	$79
Swap Agreements	0	2	0	0	1,126	1,128

	$0	$2	$0	$0	$1,205	$1,207

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,417	$0	$15,417
Written Options	0	0	0	1,954	4,280	6,234
Swap Agreements	0	656	0	0	11,758	12,414

	$0	$656	$0	$17,371	$16,038	$34,065

	$0	$658	$0	$17,371	$17,243	$35,272

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$151	$151
Futures	0	0	38	0	(8,017)	(7,979)
Swap Agreements	0	380	0	0	4,653	5,033

	$0	$380	$38	$0	$(3,213)	$(2,795)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,221	$0	$14,221
Purchased Options	0	0	0	0	(423)	(423)
Written Options	0	188	0	1,217	3,195	4,600
Swap Agreements	0	187	(192,571)	(59)	1,968	(190,475)

	$0	$375	$(192,571)	$15,379	$4,740	$(172,077)

	$0	$755	$(192,533)	$15,379	$1,527	$(174,872)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(92)	$(92)
Futures	0	0	25	0	1,996	2,021
Swap Agreements	0	(912)	0	0	(9,392)	(10,304)

	$0	$(912)	$25	$0	$(7,488)	$(8,375)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(31,794)	$0	$(31,794)
Purchased Options	0	0	0	0	(366)	(366)
Written Options	0	(29)	0	9,138	604	9,713
Swap Agreements	0	573	14,417	35	(2,049)	12,976

	$0	$544	$14,417	$(22,621)	$(1,811)	$(9,471)

	$0	$(368)	$14,442	$(22,621)	$(9,299)	$(17,846)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$103,600	$16,773	$120,373
Industrials	4,996	14,324	0	19,320
Utilities	0	11,602	0	11,602
U.S. Government Agencies	0	15,795	0	15,795
U.S. Treasury Obligations	0	2,683,446	0	2,683,446
Mortgage-Backed Securities	0	67,926	0	67,926
Asset-Backed Securities	0	31,037	0	31,037
Sovereign Issues	0	218,053	0	218,053
Real Estate Investment Trusts
Financials	63,685	0	0	63,685
Short-Term Instruments
Certificates of Deposit	0	35,496	0	35,496
Repurchase Agreements	0	10,170	0	10,170
Japan Treasury Bills	0	34,096	0	34,096
U.S. Treasury Bills	0	2,636	0	2,636
	$68,681	$3,228,181	$16,773	$3,313,635

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$130	$0	$0	$130

Total Investments	$68,811	$3,228,181	$16,773	$3,313,765

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(32,449)	$0	$(32,449)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	189	555	0	744
Over the counter	0	83,280	0	83,280
	$189	$83,835	$0	$84,024

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(79)	(1,107)	0	(1,186)
Over the counter	(187)	(33,878)	0	(34,065)
	$(266)	$(34,985)	$0	$(35,251)

Totals	$68,734	$3,244,582	$16,773	$3,330,089

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	61

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.5%

BANK LOAN OBLIGATIONS 0.2%

Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$5,300	$5,291

Total Bank Loan Obligations (Cost $5,288)			5,291

CORPORATE BONDS & NOTES 22.3%

BANKING & FINANCE 20.2%
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		16,000	15,787
2.750% due 01/30/2017		1,700	1,691
2.967% due 07/18/2016		1,000	1,002
3.250% due 09/29/2017		16,100	15,993
3.500% due 07/18/2016		2,400	2,409
5.500% due 02/15/2017		3,700	3,802
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (e)	EUR	2,000	2,147
Banco Santander Chile
1.887% due 01/19/2016		$9,250	9,262
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	1,100	1,147
Bank of America Corp.
5.750% due 12/01/2017		$300	324
7.625% due 06/01/2019		1,100	1,296
Bank of America N.A.
5.300% due 03/15/2017		1,075	1,130
Bank of New York Mellon Corp.
2.600% due 08/17/2020		1,600	1,625
Bankia S.A.
0.181% due 01/25/2016	EUR	500	558
3.500% due 12/14/2015		5,200	5,848
3.500% due 01/17/2019		6,900	7,973
3.625% due 10/05/2016		200	231
4.375% due 02/14/2017		13,400	15,619
5.750% due 06/29/2016		800	930
Barclays Bank PLC
7.625% due 11/21/2022		$900	1,010
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	1,600	1,756
8.000% due 12/15/2020 (e)		2,300	2,722
BPCE S.A.
0.894% due 11/18/2016		$56,400	56,465
0.964% due 06/17/2017		7,700	7,686
CIT Group, Inc.
4.250% due 08/15/2017		6,850	6,953
5.000% due 05/15/2017		3,100	3,176
Citigroup, Inc.
0.820% due 05/01/2017		1,800	1,795
4.450% due 01/10/2017		3,725	3,875
Credit Agricole S.A.
0.881% due 06/12/2017		45,327	45,312
6.500% due 06/23/2021 (e)	EUR	1,500	1,670
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$400	389
3.800% due 09/15/2022		2,500	2,506
Depfa ACS Bank
4.875% due 10/28/2015		1,100	1,104
Dexia Credit Local S.A.
1.250% due 10/18/2016		29,200	29,348
Export-Import Bank of India
2.477% due 03/30/2016		1,500	1,506
Ford Motor Credit Co. LLC
0.852% due 09/08/2017		50,000	49,011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.700% due 05/09/2016		$400	$401
3.984% due 06/15/2016		100	102
General Motors Financial Co., Inc.
3.000% due 09/25/2017		32,800	33,175
Goldman Sachs Group, Inc.
0.958% due 06/04/2017		42,000	41,969
HBOS PLC
0.767% due 09/01/2016	EUR	200	223
1.027% due 09/30/2016		$2,000	1,998
HSBC Finance Corp.
0.754% due 06/01/2016		7,000	6,988
6.676% due 01/15/2021		4,700	5,506
International Lease Finance Corp.
2.287% due 06/15/2016		1,300	1,297
5.750% due 05/15/2016		2,000	2,033
6.750% due 09/01/2016		3,600	3,731
8.875% due 09/01/2017		1,400	1,538
Intesa Sanpaolo SpA
2.375% due 01/13/2017		3,700	3,714
3.125% due 01/15/2016		9,000	9,049
JPMorgan Chase Bank N.A.
0.749% due 06/02/2017		34,600	34,535
6.000% due 10/01/2017		100	108
KBC Bank NV
8.000% due 01/25/2023		400	438
LBG Capital PLC
15.000% due 12/21/2019	GBP	8,400	17,852
15.000% due 12/21/2019	EUR	240	396
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		$300	307
7.625% due 06/27/2023 (e)	GBP	800	1,225
7.875% due 06/27/2029 (e)		2,700	4,215
Navient Corp.
4.625% due 09/25/2017		$1,400	1,372
6.000% due 01/25/2017		1,600	1,612
6.250% due 01/25/2016		2,125	2,148
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		10,000	10,153
Nova Ljubljanska Banka d.d.
2.875% due 07/03/2017	EUR	100	114
Rabobank Group
0.624% due 04/28/2017		$6,800	6,799
0.820% due 03/18/2016		250	250
8.375% due 07/26/2016 (e)		200	207
8.400% due 06/29/2017 (e)		400	427
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		200	200
Springleaf Finance Corp.
5.400% due 12/01/2015		4,200	4,205
5.750% due 09/15/2016		100	102
6.900% due 12/15/2017		10,300	10,789
Stone Street Trust
5.902% due 12/15/2015		100	101
UBS AG
4.750% due 05/22/2023		300	302
Vonovia Finance BV
3.200% due 10/02/2017		8,600	8,801
Waha Aerospace BV
3.925% due 07/28/2020		1,000	1,044
Westpac Banking Corp.
0.663% due 05/19/2017		28,100	28,076
1.850% due 11/26/2018		1,200	1,210

			553,770

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.9%
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	$110
6.625% due 02/15/2023		$500	481
Canadian Natural Resources Ltd.
0.702% due 03/30/2016		100	100
CCO Safari LLC
4.464% due 07/23/2022		1,000	1,001
Central China Real Estate Ltd.
8.000% due 01/28/2020		900	849
Chesapeake Energy Corp.
3.539% due 04/15/2019		650	463
Dell, Inc.
3.100% due 04/01/2016		200	200
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		287	310
DISH DBS Corp.
4.625% due 07/15/2017		1,000	1,001
7.125% due 02/01/2016		1,100	1,110
GTL Trade Finance, Inc.
5.893% due 04/29/2024		576	477
Kinder Morgan, Inc.
8.250% due 02/15/2016		2,475	2,536
SABIC Capital BV
3.000% due 11/02/2015		5,750	5,752
Sabine Pass LNG LP
7.500% due 11/30/2016		3,450	3,545
Telefonica Emisiones S.A.U.
0.976% due 06/23/2017		5,000	4,984
6.421% due 06/20/2016		150	155
UnitedHealth Group, Inc.
3.350% due 07/15/2022		200	207
Volkswagen International Finance NV
2.875% due 04/01/2016		50	50

			23,331

UTILITIES 1.2%
AT&T, Inc.
0.747% due 03/30/2017		800	797
BellSouth Corp.
4.821% due 04/26/2021		8,750	8,929
IPALCO Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,895
Petrobras Global Finance BV
2.694% due 03/17/2017		25,500	21,994
SSE PLC
5.625% due 10/01/2017 (e)	EUR	300	355
Verizon Communications, Inc.
1.867% due 09/15/2016		$100	101

			34,071

Total Corporate Bonds & Notes (Cost $624,151)			611,172

U.S. GOVERNMENT AGENCIES 7.1%
Fannie Mae
0.000% due 06/01/2017 (c)		40,000	39,529
0.624% due 10/25/2036 - 09/25/2041 †		9,708	9,788
0.644% due 08/25/2037		2,173	2,191
0.744% due 02/25/2042 †		44,773	45,209
0.794% due 01/25/2042 †		12,570	12,761
0.874% due 02/25/2041		923	933
3.000% due 10/01/2045		16,000	16,225
4.079% due 02/25/2018 (a)		5,756	391
6.000% due 04/18/2036		47,095	48,483

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.587% due 07/15/2036	$399	$402
0.657% due 05/15/2032 - 09/15/2042	5,776	5,803
0.807% due 12/15/2037	1,688	1,705
0.827% due 10/15/2037	2,404	2,437
Ginnie Mae
1.209% due 10/16/2053 (a)	6,696	338
NCUA Guaranteed Notes
0.763% due 12/08/2020	1,331	1,340
Overseas Private Investment Corp.
4.730% due 03/15/2022	4,390	4,821
Small Business Administration
4.840% due 05/01/2025	318	342
4.990% due 09/01/2024	253	275
5.160% due 02/01/2028	165	184
5.310% due 05/01/2027	428	475
5.490% due 03/01/2028	157	176
5.510% due 11/01/2027	149	167
5.820% due 06/01/2026	342	386
5.870% due 07/01/2028	115	130
6.020% due 08/01/2028	67	77
6.770% due 11/01/2028	416	481

Total U.S. Government Agencies (Cost $193,640)		195,049

U.S. TREASURY OBLIGATIONS 33.7%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)(l)	102,340	94,307
3.000% due 05/15/2045 †	2,010	2,059
3.000% due 05/15/2045 (h)	15,010	15,376
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 †	21,300	21,280
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016 (h)(j)	307,817	304,905
0.125% due 04/15/2018	3,201	3,199
0.125% due 04/15/2019 (j)	12,833	12,798
0.125% due 04/15/2020	46,777	46,524
0.125% due 01/15/2022 (l)	211	206
0.125% due 07/15/2022	7,887	7,704
0.125% due 01/15/2023	4,756	4,593
0.125% due 07/15/2024 (l)	8,644	8,262
0.250% due 01/15/2025	5,743	5,514
0.375% due 07/15/2025 (h)	22,040	21,501
0.625% due 07/15/2021 (l)	318	322
0.625% due 01/15/2024	17,899	17,843
0.750% due 02/15/2042	14,290	12,549
0.750% due 02/15/2045	76,487	66,552
1.375% due 02/15/2044 (j)†	3,133	3,189
1.375% due 02/15/2044	17,705	18,017
2.000% due 01/15/2026	6,842	7,690
2.125% due 02/15/2041 (l)	109	130
2.375% due 01/15/2017	19,171	19,691
2.375% due 01/15/2025 (l)	253	292
2.375% due 01/15/2027	4,095	4,801
2.500% due 07/15/2016 (j)	62,526	63,583
2.500% due 01/15/2029 (j)†	29,290	35,207
2.500% due 01/15/2029	23,588	28,353
3.625% due 04/15/2028 (l)	103	137
3.875% due 04/15/2029 (l)	3,208	4,431
U.S. Treasury Notes
1.750% due 03/31/2022 (h)(l)	64,300	64,496
2.000% due 07/31/2022 (h)(l)	26,100	26,555

Total U.S. Treasury Obligations (Cost $946,689)		922,066

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 5.6%
Adjustable Rate Mortgage Trust
3.022% due 07/25/2035		$777	$743
American Home Mortgage Investment Trust
0.484% due 02/25/2045		298	296
2.034% due 09/25/2045		8	8
Banc of America Commercial Mortgage Trust
5.784% due 04/10/2049		500	519
Banc of America Funding Ltd.
0.459% due 10/03/2039		539	531
Banc of America Funding Trust
4.870% due 05/20/2036 ^		1,269	1,216
BCAP LLC Trust
0.441% due 07/26/2035		986	959
2.426% due 01/26/2034		294	293
4.000% due 02/26/2037		377	375
Bear Stearns Adjustable Rate Mortgage Trust
2.515% due 03/25/2035		1,229	1,246
2.690% due 01/25/2035		798	787
Bear Stearns ALT-A Trust
5.212% due 07/25/2035 ^		1,694	1,398
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036		219	181
CDGJ Commercial Mortgage Trust
1.607% due 12/15/2027		9,400	9,363
Chase Mortgage Finance Trust
2.569% due 02/25/2037		483	480
2.621% due 02/25/2037		700	713
5.500% due 12/25/2022 ^		779	693
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.474% due 01/25/2035		18	16
Citigroup Commercial Mortgage Trust
5.899% due 12/10/2049		4,008	4,238
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035		172	172
2.420% due 09/25/2035		50	50
2.500% due 11/25/2035		655	629
2.730% due 10/25/2035		1,874	1,861
2.779% due 08/25/2035		1,157	1,145
Commercial Mortgage Trust
2.365% due 02/10/2029		5,400	5,477
Countrywide Alternative Loan Trust
5.500% due 10/25/2033		1,827	1,867
6.500% due 09/25/2037 ^		2,652	2,104
Countrywide Home Loan Mortgage Pass-Through Trust
2.553% due 11/20/2034		1,152	1,142
Countrywide Home Loan Reperforming REMIC Trust
0.534% due 06/25/2035		14	12
Credit Suisse First Boston Mortgage Securities Corp.
2.407% due 04/25/2034		78	78
Credit Suisse Mortgage Capital Certificates
2.772% due 12/27/2046		662	648
6.000% due 05/27/2037		130	131
Deutsche ALT-A Securities, Inc.
0.324% due 08/25/2047		14,908	12,445
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		898	894
F-E Mortgages SRL
0.292% due 12/15/2043	EUR	3,460	3,823
First Horizon Alternative Mortgage Securities Trust
2.368% due 04/25/2035		$934	922
Granite Master Issuer PLC
0.077% due 12/20/2054	EUR	379	422
Grecale RMBS SRL
0.481% due 01/27/2061		3,898	4,294

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GS Mortgage Securities Trust
3.849% due 12/10/2043		$1,695	$1,740
GSR Mortgage Loan Trust
2.702% due 09/25/2035		53	53
2.726% due 09/25/2035		4,064	4,110
2.805% due 11/25/2035		924	906
HarborView Mortgage Loan Trust
0.346% due 03/19/2037		1,855	1,589
0.526% due 11/19/2035		1,704	1,433
0.556% due 06/20/2035		970	922
IndyMac Mortgage Loan Trust
4.015% due 11/25/2035 ^		769	717
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,676	1,741
5.883% due 02/12/2049		4,573	4,800
JPMorgan Mortgage Trust
2.522% due 07/25/2035		407	403
2.696% due 04/25/2035		148	149
Marche Mutui SRL
0.342% due 02/25/2055	EUR	2,317	2,537
0.381% due 10/27/2065		1,295	1,448
2.231% due 01/27/2064		5,535	6,294
MASTR Adjustable Rate Mortgages Trust
2.763% due 11/21/2034		$776	799
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.947% due 09/15/2030		298	295
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.687% due 06/15/2030		26	25
Merrill Lynch Mortgage Investors Trust
1.673% due 10/25/2035		103	101
2.182% due 12/25/2034		294	295
2.520% due 10/25/2035		149	150
2.571% due 06/25/2035		1,038	1,016
5.164% due 05/25/2036		60	58
5.250% due 08/25/2036		1,447	1,503
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		4,187	4,346
Morgan Stanley Capital Trust
5.610% due 04/15/2049		319	320
Morgan Stanley Re-REMIC Trust
5.988% due 08/15/2045		856	899
RBSSP Resecuritization Trust
2.246% due 07/26/2045		3,012	3,015
2.290% due 12/26/2036		108	108
Residential Accredit Loans, Inc. Trust
0.494% due 01/25/2035		965	928
6.000% due 09/25/2036		642	520
6.000% due 09/25/2036 ^		1,677	1,359
Structured Adjustable Rate Mortgage Loan Trust
1.147% due 11/25/2034		2,040	1,936
2.445% due 06/25/2034		2,240	2,245
Structured Asset Mortgage Investments Trust
0.404% due 05/25/2046		222	176
0.896% due 05/19/2035		165	161
Thornburg Mortgage Securities Trust
2.146% due 03/25/2037		7,633	6,755
2.236% due 04/25/2045		362	364
5.261% due 07/25/2036		11,711	11,553
6.095% due 09/25/2037		7,678	7,874
Vornado DP LLC Trust
2.970% due 09/13/2028		1,099	1,139
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043		2,100	2,175
5.896% due 06/15/2049		120	121

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates Trust
0.454% due 11/25/2045		$6,855	$6,465
0.594% due 01/25/2045		904	863
0.934% due 11/25/2034		674	644
1.269% due 01/25/2046		1,542	1,496
2.390% due 01/25/2035		173	174
2.461% due 06/25/2034		173	175
2.545% due 10/25/2034		156	158
Wells Fargo Mortgage-Backed Securities Trust
2.606% due 06/25/2033		143	144
2.619% due 12/25/2034		97	96
2.696% due 04/25/2036		26	26
2.728% due 03/25/2035		555	563
2.734% due 10/25/2035		224	226
3.459% due 03/25/2036		17	17
5.000% due 03/25/2036		84	84
5.705% due 04/25/2036		1,551	1,525

Total Mortgage-Backed Securities (Cost $153,033)			153,905

ASSET-BACKED SECURITIES 7.2%
ACE Securities Corp. Home Equity Loan Trust
0.869% due 05/25/2035		466	450
1.064% due 05/25/2035		837	670
1.094% due 12/25/2034		759	695
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.644% due 01/25/2036		900	844
Asset-Backed Funding Certificates Trust
0.894% due 06/25/2034		5,201	4,883
Atrium
0.583% due 07/20/2020		459	454
Bear Stearns Asset-Backed Securities Trust
0.364% due 10/25/2036		3,887	3,715
0.694% due 09/25/2046		1,071	355
Citigroup Mortgage Loan Trust, Inc.
0.484% due 10/25/2036		2,000	1,769
Countrywide Asset-Backed Certificates
0.374% due 06/25/2047		5,953	5,441
0.564% due 04/25/2036		3,981	3,392
Countrywide Asset-Backed Certificates Trust
0.444% due 04/25/2046 ^		22,012	16,378
0.974% due 11/25/2034		784	762
1.049% due 08/25/2034		464	442
Duane Street CLO Ltd.
0.536% due 01/11/2021		97	97
EFS Volunteer LLC
1.145% due 10/26/2026		473	474
Euro-Galaxy CLO BV
0.221% due 10/23/2021	EUR	393	436
First Franklin Mortgage Loan Trust
0.714% due 06/25/2036		$9,675	7,159
0.854% due 04/25/2035		115	115
0.874% due 11/25/2035		2,123	2,118
First NLC Trust
0.584% due 02/25/2036		16,160	14,026
Fore CLO Ltd.
0.532% due 07/20/2019		2,418	2,419
Four Corners CLO Ltd.
0.565% due 01/26/2020		3,453	3,431
Franklin CLO Ltd.
0.597% due 06/15/2018		133	133
Fremont Home Loan Trust
0.434% due 10/25/2036		8,970	4,749
0.674% due 07/25/2035		574	575

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GE-WMC Asset-Backed Pass-Through Certificates
0.914% due 10/25/2035		$1,723	$1,712
Goldentree Loan Opportunities Ltd.
0.982% due 10/18/2021		2,104	2,096
GSAMP Trust
0.394% due 11/25/2036		1,379	790
HSBC Home Equity Loan Trust USA
0.696% due 03/20/2036		1,760	1,669
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.244% due 11/25/2034		1,989	1,910
LightPoint Pan-European CLO PLC
0.228% due 01/31/2022	EUR	107	120
Long Beach Mortgage Loan Trust
1.019% due 06/25/2035		$854	850
Magi Funding PLC
0.331% due 04/11/2021	EUR	17	19
Massachusetts Educational Financing Authority
1.245% due 04/25/2038		$2,280	2,288
MASTR Asset-Backed Securities Trust
0.574% due 01/25/2036		13,243	10,298
0.644% due 10/25/2035		838	827
Merrill Lynch Mortgage Investors Trust
0.504% due 08/25/2036		1,000	913
Morgan Stanley ABS Capital, Inc. Trust
0.324% due 10/25/2036		1,720	1,348
0.899% due 01/25/2035		2,465	2,159
1.049% due 03/25/2034		4,097	3,908
1.124% due 03/25/2035		400	394
1.229% due 07/25/2035		7,435	6,028
Morgan Stanley Home Equity Loan Trust
0.664% due 08/25/2035		900	874
Nelnet Student Loan Trust
1.075% due 07/27/2048		2,293	2,288
New Century Home Equity Loan Trust
0.644% due 06/25/2035		2,000	1,907
0.684% due 07/25/2035		600	583
0.869% due 03/25/2035		3,500	3,346
North Carolina State Education Assistance Authority
0.994% due 07/25/2039		9,873	9,920
Option One Mortgage Loan Trust Asset-Backed Certificates
0.634% due 11/25/2035		9,383	8,931
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.694% due 07/25/2035		1,000	990
1.169% due 10/25/2034		184	182
1.274% due 03/25/2035		1,000	918
People’s Choice Home Loan Securities Trust
1.049% due 08/25/2035		10,000	7,609
RAAC Trust
0.535% due 10/25/2045		225	225
Residential Asset Mortgage Products Trust
0.364% due 09/25/2036		307	302
0.724% due 06/25/2035		466	426
Residential Asset Securities Corp. Trust
0.524% due 04/25/2036		12,700	10,200
0.574% due 02/25/2036		400	355
SLM Student Loan Trust
0.295% due 07/25/2017		14	14
0.536% due 12/15/2027	EUR	2,800	2,952
0.795% due 10/25/2017		$84	84
1.795% due 04/25/2023		8,837	8,868
Soundview Home Loan Trust
0.444% due 06/25/2036		8,480	6,926
1.144% due 10/25/2037		2,139	1,516
Specialty Underwriting & Residential Finance Trust
0.644% due 03/25/2036		3,000	2,631

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Investment Loan Trust
1.169% due 10/25/2033		$2,903	$2,819
Structured Asset Securities Corp. Mortgage Loan Trust
1.699% due 04/25/2035		318	305
Venture CDO Ltd.
0.515% due 07/22/2021		593	584
0.517% due 01/20/2022		2,266	2,225
Wells Fargo Home Equity Asset-Backed Securities Trust
0.454% due 05/25/2036		550	518
0.464% due 07/25/2036		5,000	4,212
0.654% due 12/25/2035		2,700	2,554

Total Asset-Backed Securities (Cost $194,782)			198,575

SOVEREIGN ISSUES 11.7%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	6,400	7,557
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	44,100	9,610
0.000% due 01/01/2019 (c)		55,700	8,643
Export-Import Bank of Korea
1.184% due 09/17/2016		$8,200	8,229
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)	EUR	205	253
2.250% due 04/22/2017 (d)		4,621	5,305
Kommunalbanken A/S
0.706% due 03/27/2017		$16,800	16,891
1.375% due 06/08/2017		1,900	1,918
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,510
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	185,044	11,600
4.000% due 11/08/2046 (d)		222,387	14,045
4.500% due 12/04/2025 (d)		89,765	6,016
4.500% due 11/22/2035 (d)		192,222	12,943
Republic of Germany
0.750% due 04/15/2018 (d)(h)	EUR	28,199	32,477
Slovenia Government International Bond
1.750% due 10/09/2017		700	810
4.125% due 02/18/2019		$27,100	28,658
4.125% due 01/26/2020	EUR	10,000	12,853
4.700% due 11/01/2016		17,900	21,005
4.750% due 05/10/2018		$3,200	3,412
5.250% due 02/18/2024		38,500	42,494
5.500% due 10/26/2022		31,000	34,929
5.850% due 05/10/2023		14,400	16,525
Spain Government International Bond
2.150% due 10/31/2025	EUR	9,600	10,986
2.750% due 10/31/2024		5,200	6,271
United Kingdom Gilt
0.125% due 03/22/2058 (d)	GBP	364	826
0.125% due 03/22/2068 (d)		766	1,980
0.375% due 03/22/2062 (d)		1,546	4,055

Total Sovereign Issues (Cost $345,024)			321,801

SHORT-TERM INSTRUMENTS 26.7%

CERTIFICATES OF DEPOSIT 1.7%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015		$20,000	19,998
Intesa Sanpaolo SpA
1.666% due 04/11/2016		25,900	25,944

			45,942

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.4%
Tesco Treasury Services PLC
2.250% due 10/09/2015	$10,700	$10,695

REPURCHASE AGREEMENTS (g) 8.1%
		221,319

SHORT-TERM NOTES 0.2%
Fannie Mae
0.208% due 01/14/2016 †	5,300	5,298

U.S. TREASURY BILLS 16.3%
0.143% due 11/12/2015 - 02/18/2016 (b)(j)(l)†	445,287	445,265

Total Short-Term Instruments (Cost $728,356)		728,519

Total Investments in Securities (Cost $3,190,963)		3,136,378

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.6%

SHORT-TERM INSTRUMENTS 0.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	1,584,565	$15,711

Total Short-Term Instruments (Cost $15,711)		15,711

Total Investments in Affiliates (Cost $15,711)		15,711

Total Investments 115.1% (Cost $3,206,674)		$3,152,089

Financial Derivative Instruments (i)(k) 1.2% (Cost or Premiums, net $(7,270))		31,911

Other Assets and Liabilities, net (16.3%)		(445,629)

Net Assets 100.0%		$2,738,371

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 16,000	$15,787	0.58%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FAR	0.270% †	09/30/2015	10/01/2015	$92,900	U.S. Treasury Notes 1.500% due 10/31/2019	$(94,798)	$92,900	$92,901
	0.350% †	09/30/2015	10/01/2015	70,000	Freddie Mac 3.500% due 03/01/2042	(72,206)	70,000	70,001
NOM	0.270% †	09/30/2015	10/01/2015	18,600	U.S. Treasury Notes 1.750% due 09/30/2022	(19,025)	18,600	18,600
RDR	0.270% †	09/30/2015	10/01/2015	37,200	U.S. Treasury Notes 0.875% - 1.500% due 04/30/2017 - 05/31/2019	(37,970)	37,200	37,200
SSB	0.000% †	09/30/2015	10/01/2015	2,619	U.S. Treasury Notes 0.625% - 4.875% due 08/15/2016 - 02/15/2017	(2,675)	2,619	2,619

Total Repurchase Agreements						$(226,674)	$221,319	$221,321

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.430%	08/28/2015	10/09/2015	$(98,004)	$(98,044)
IND	0.300%	09/29/2015	10/13/2015	(1,169)	(1,168)
	0.320%	08/06/2015	10/06/2015	(10,605)	(10,611)
	0.330%	08/07/2015	10/07/2015	(93,199)	(93,246)
JPS	0.250%	09/09/2015	10/09/2015	(6,718)	(6,718)
SCX	0.350%	08/20/2015	10/20/2015	(1,298)	(1,299)
	0.360%	09/24/2015	10/08/2015	(8,729)	(8,730)
	0.370%	08/26/2015	10/26/2015	(13,534)	(13,539)
	0.380%	08/28/2015	10/28/2015	(48,672)	(48,689)
	0.400%	09/08/2015	10/08/2015	(10,618)	(10,621)
	0.410%	09/11/2015	10/13/2015	(30,733)	(30,740)
	0.470%	09/21/2015	10/05/2015	(1,524)	(1,524)

Total Reverse Repurchase Agreements					$(324,929)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.620%	09/23/2015	10/06/2015	$	(10,496)	$(10,501)
BPS	(0.150)%	08/31/2015	10/05/2015	EUR	(43,787)	(48,889)
GSC	0.360%	09/09/2015	10/09/2015	$	(22,990)	(23,009)
	0.410%	09/10/2015	10/13/2015		(1,530)	(1,532)
	0.510%	09/18/2015	10/02/2015		(4,276)	(4,277)
MSC	0.350%	08/10/2015	10/09/2015		(1,179)	(1,180)

Total Sale-Buyback Transactions						$(89,388)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $159,661 at a weighted average interest rate of 0.202%.
(3)	Payable for sale-buyback transactions includes $(15) of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$46,000	$(46,215)	$(46,646)

Total Short Sales				$(46,215)	$(46,646)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(h)	Securities with an aggregate market value of $416,138 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
PIMCO CommoditiesPLUS® Strategy Fund
Global/Master Repurchase Agreement
BOS	$0	$(98,044)	$0	$(98,044)	$97,949	$(95)
IND	0	(105,025)	0	(105,025)	104,955	(70)
JPS	0	(6,718)	0	(6,718)	6,771	53
SCX	0	(115,142)	0	(115,142)	114,654	(488)
SSB	837	0	0	837	(857)	(20)

Master Securities Forward Transaction Agreement
BCY	0	0	(10,501)	(10,501)	10,420	(81)
BPS	0	0	(48,889)	(48,889)	48,838	(51)
GSC	0	0	(28,818)	(28,818)	28,660	(158)
MSC	0	0	(1,180)	(1,180)	1,178	(2)

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
FAR	$162,902	$0	$0	$162,902	$(167,004)	$(4,102)
NOM	18,600	0	0	18,600	(19,025)	(425)
RDR	37,200	0	0	37,200	(37,970)	(770)
SSB	1,782	0	0	1,782	(1,818)	(36)

Total Borrowings and Other Financing Transactions	$221,321	$(324,929)	$(89,388)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(324,929)	$0	$0	$(324,929)

Total	$0	$(324,929)	$0	$0	$(324,929)

Sale-Buyback Transactions
Sovereign Issues	0	(48,889)	0	0	(48,889)
U.S. Treasury Obligations	0	(40,499)	0	0	(40,499)

Total	$0	$(89,388)	$0	$0	$(89,388)

Total Borrowings	$0	$(414,317)	$0	$0	$(414,317)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(414,317)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT Corn December Futures †	$340.000	11/20/2015	1,336	$523	$92
Call - NYMEX Brent Crude Spread February Futures †	71.500	02/29/2016	79	255	27
Call - NYMEX Brent Crude Spread February Futures †	87.000	02/29/2016	130	178	5
Call - NYMEX Brent Crude Spread February Futures †	71.500	03/31/2016	79	256	42
Call - NYMEX Brent Crude Spread January Futures †	71.500	01/29/2016	79	256	12
Call - NYMEX Brent Crude Spread January Futures †	87.000	01/29/2016	130	178	1
Call - NYMEX Brent Crude Spread March Futures †	87.000	03/31/2016	130	178	12
Call - NYMEX Natural Gas May Futures †	3.500	04/26/2016	190	305	88

				$2,129	$279

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.375	12/14/2015	1,917	$83	$12

Total Purchased Options				$2,212	$291

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price (1)	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT Wheat December Futures †	$460.000	11/20/2015	1,002	$(550)	$(138)
Call - NYMEX Crude December Futures †	0.250	11/19/2015	222	(46)	(13)
Put - NYMEX Crude December Futures †	0.750	11/19/2015	675	(91)	(101)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

Description	Strike Price (1)	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX Crude December Futures †	$1.000	11/19/2015	222	$(24)	$(24)
Call - NYMEX Crude February Futures †	—	01/19/2016	675	(80)	(40)
Call - NYMEX Crude January Futures †	—	12/18/2015	675	(80)	(27)
Call - NYMEX Crude March Futures †	—	02/19/2016	675	(80)	(41)
Call - NYMEX Crude November Futures †	0.250	10/19/2015	222	(46)	(11)
Put - NYMEX Crude November Futures †	0.750	10/19/2015	675	(91)	(41)
Put - NYMEX Crude November Futures †	1.000	10/19/2015	222	(24)	(9)
Call - NYMEX Gasoline December Futures †	215.00	11/24/2015	382	(600)	(6)
Put - NYMEX Natural Gas November Futures †	2.500	10/27/2015	382	(187)	(359)
Call - NYMEX Natural Gas November Futures †	3.000	10/27/2015	382	(215)	(42)
Call - NYMEX Natural Gas November Futures †	3.400	10/27/2015	1,172	(1,232)	(28)
Call - NYMEX New York Harbor ULSD Financial February Futures †	2.100	02/29/2016	79	(272)	(37)
Call - NYMEX New York Harbor ULSD Financial February Futures †	250.000	02/29/2016	130	(228)	(11)
Call - NYMEX New York Harbor ULSD Financial January Futures †	2.100	01/29/2016	79	(270)	(19)
Call - NYMEX New York Harbor ULSD Financial January Futures †	250.000	01/29/2016	130	(228)	(4)
Call - NYMEX New York Harbor ULSD Financial March Futures †	2.100	03/31/2016	79	(270)	(48)
Call - NYMEX New York Harbor ULSD Financial March Futures †	250.000	03/31/2016	130	(228)	(14)
Call - NYMEX WTI Crude December Futures †	—	11/19/2015	189	(19)	(6)
Call - NYMEX WTI Crude December Futures †	0.250	11/19/2015	515	(90)	(31)
Put - NYMEX WTI Crude December Futures †	0.750	11/19/2015	189	(18)	(28)
Put - NYMEX WTI Crude December Futures †	1.000	11/19/2015	515	(68)	(57)
Call - NYMEX WTI Crude November Futures †	50.000	10/15/2015	631	(412)	(170)
Call - NYMEX WTI Crude November Futures †	—	10/19/2015	189	(18)	(4)
Call - NYMEX WTI Crude November Futures †	0.250	10/19/2015	515	(90)	(26)
Put - NYMEX WTI Crude November Futures †	0.750	10/19/2015	189	(18)	(11)
Put - NYMEX WTI Crude November Futures †	1.000	10/19/2015	515	(68)	(21)

				$(5,643)	$(1,367)

Total Written Options				$(5,643)	$(1,367)

(1)	Strike Price determined when exercised based on predetermined terms.

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	4	$(1)	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	176	(95)	7	0
90-Day Eurodollar June Futures	Short	06/2016	103	(95)	4	0
90-Day Eurodollar March Futures	Short	03/2016	154	(111)	6	0
90-Day Eurodollar March Futures	Short	03/2017	46	(60)	2	0
90-Day Eurodollar September Futures	Short	09/2016	515	(910)	19	0
Aluminum January Futures †	Short	01/2016	682	26	0	0
Arabica Coffee March Futures †	Short	03/2016	187	8	0	(32)
Brent Crude April Futures †	Long	02/2016	1,816	(4,077)	327	0
Brent Crude December Futures †	Short	11/2015	2,883	726	0	(612)
Brent Crude December Futures †	Long	10/2016	5,166	(12,665)	827	0
Brent Crude December Futures †	Short	10/2017	776	(520)	0	(23)
Brent Crude December Futures †	Long	10/2018	548	(34)	16	0
Brent Crude February Futures †	Short	01/2016	1,175	2,549	0	(223)
Brent Crude June Futures †	Short	04/2016	6,048	13,485	0	(1,210)
Brent Crude June Futures †	Short	04/2017	1,382	5,006	0	(111)
Brent Crude June Futures †	Short	04/2018	444	4,244	0	(4)
Brent Crude March Futures †	Long	01/2016	7,746	(31,684)	1,394	0
Brent Crude March Futures	Short	01/2016	34	437	0	(6)
Brent Crude March Futures †	Short	01/2017	1,125	5,909	0	(135)
Brent Crude March Futures †	Long	01/2018	426	(2,978)	9	0
Brent Crude September Futures †	Short	07/2016	1,125	3,696	0	(203)
Brent Dubai Swap December Futures †	Short	12/2015	29	10	0	(1)
Brent Dubai Swap November Futures †	Short	11/2015	29	10	0	(1)
Brent Dubai Swap October Futures †	Short	10/2015	29	3	0	(4)
Call Options Strike @ USD 83.000 on Brent Crude January Futures †	Long	12/2015	382	(463)	0	(4)
Cocoa March Futures †	Short	03/2016	80	74	75	0
Cocoa March Futures †	Long	03/2017	1,027	(1,552)	0	(647)
Cocoa September Futures †	Short	09/2016	463	692	296	0
Copper January Futures †	Long	01/2016	208	532	0	0
Corn March Futures †	Short	03/2016	510	(403)	25	0
Cotton No. 2 December Futures †	Short	12/2015	183	177	51	0

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Cotton No. 2 March Futures †	Long	03/2016	385	$(626)	$0	$(77)
EIA Flat Tax On-Highway Diesel Swap Contracts December Futures †	Short	12/2015	65	863	87	0
EIA Flat Tax On-Highway Diesel Swap Contracts November Futures †	Short	11/2015	65	827	0	(41)
EIA Flat Tax On-Highway Diesel Swap Contracts October Futures †	Short	10/2015	65	832	0	(47)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	2	5	1	0
Euro-Mill Wheat December Futures †	Long	12/2015	302	88	13	(34)
European Naphtha Crack Spread April Futures †	Short	04/2016	24	39	0	0
European Naphtha Crack Spread August Futures †	Short	08/2016	23	27	0	0
European Naphtha Crack Spread December Futures †	Short	12/2016	24	21	0	(1)
European Naphtha Crack Spread February Futures †	Short	02/2016	24	59	0	0
European Naphtha Crack Spread January Futures †	Short	01/2016	24	82	1	0
European Naphtha Crack Spread July Futures †	Short	07/2016	23	30	1	0
European Naphtha Crack Spread June Futures †	Short	06/2016	24	15	1	0
European Naphtha Crack Spread March Futures †	Short	03/2016	24	43	1	0
European Naphtha Crack Spread May Futures †	Short	05/2016	24	25	1	0
European Naphtha Crack Spread November Futures †	Short	11/2016	24	23	0	(1)
European Naphtha Crack Spread October Futures †	Short	10/2016	24	24	0	(1)
European Naphtha Crack Spread September Futures †	Short	09/2016	23	26	0	0
Gas Oil January Futures †	Short	01/2016	73	64	7	0
Gold 100 oz. February Futures †	Long	02/2016	15	8	0	(18)
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap December Futures †	Long	12/2015	65	(803)	31	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap November Futures †	Long	11/2015	65	(774)	41	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap October Futures †	Long	10/2015	65	(745)	47	0
Hard Red Spring Wheat December Futures †	Long	12/2015	654	(237)	221	0
Henry Hub Natural Gas April Futures †	Long	03/2016	2,466	(5,771)	0	(1,060)
Henry Hub Natural Gas July Futures †	Long	06/2016	2,111	(6,656)	0	(781)
Henry Hub Natural Gas June Futures †	Long	05/2016	1,077	(3,972)	0	(420)
Henry Hub Natural Gas Swap April Futures †	Short	03/2016	1,365	1,000	147	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	20	(80)	0	(2)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	642	(2,029)	0	(61)
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	20	(81)	0	(2)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	496	(1,151)	0	(45)
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	20	(84)	0	(1)
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	314	(795)	0	(38)
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	20	(78)	0	(2)
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	277	(664)	0	(37)
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	20	(79)	0	(2)
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	3,817	(3,578)	0	(353)
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	20	(80)	0	(2)
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	671	(2,237)	0	(65)
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	20	(81)	0	(2)
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	277	(675)	0	(33)
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	20	(78)	0	(2)
Henry Hub Natural Gas Swap May Futures †	Short	04/2016	501	61	50	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	20	(81)	0	(2)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	533	(1,506)	0	(49)
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	20	(83)	0	(2)
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	637	(1,977)	0	(62)
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	20	(82)	0	(2)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	669	(2,157)	0	(65)
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	20	(81)	0	(2)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2016	109	34	0	(16)
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2016	129	51	0	(4)
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	418	(77)	0	(17)
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	129	52	31	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2016	109	32	0	(2)
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2016	109	37	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2016	129	44	0	(10)
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2016	109	39	0	(16)
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2016	109	27	0	(12)
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2016	109	34	0	(16)
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	418	(77)	0	(75)
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	129	52	31	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	418	(40)	0	(117)
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	129	52	31	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2016	129	57	3	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2015	17	(42)	0	(7)
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2015	17	(46)	0	(9)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	69

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2015	17	$(51)	$0	$(9)
Natural Gas April Futures †	Long	03/2017	833	(2,083)	0	(273)
Natural Gas December Futures †	Long	11/2015	640	(398)	15	(398)
Natural Gas January Futures †	Short	12/2015	2,571	7,697	1,414	(1)
Natural Gas March Futures †	Short	02/2016	3,126	7,822	1,469	0
Natural Gas March Futures †	Short	02/2017	833	2,210	283	0
Natural Gas May Futures †	Short	04/2016	984	3,126	394	0
New York Harbor ULSD December Futures †	Short	11/2015	125	(3)	0	(3)
New York Harbor ULSD January Futures †	Short	12/2015	112	182	0	(41)
New York Harbor ULSD September Futures †	Short	08/2016	95	(45)	0	(39)
Nickel January Futures †	Long	01/2016	146	566	0	0
RBOB Gasoline August Futures †	Short	07/2016	382	74	0	(159)
RBOB Gasoline August Futures †	Long	08/2016	95	46	37	0
RBOB Gasoline December Futures †	Short	11/2015	125	20	21	0
RBOB Gasoline March Futures †	Long	02/2016	173	(34)	75	0
RBOB Gasoline March Futures †	Long	03/2016	209	(95)	79	0
RBOB Gasoline November Futures †	Long	11/2016	51	(99)	18	0
Silver March Futures †	Short	03/2016	60	58	17	0
Soybean January Futures †	Short	01/2016	764	2,629	0	(248)
Soybean March Futures †	Long	03/2016	2,342	(5,007)	761	0
Soybean May Futures †	Long	05/2016	1,237	(4,694)	417	0
Soybean November Futures †	Short	11/2015	2,700	(3,074)	0	(1,046)
Soybean Oil January Futures †	Short	01/2016	7	4	2	0
Soybean Oil July Futures †	Long	07/2016	32	(16)	0	(7)
Soybean Oil March Futures †	Short	03/2016	25	12	6	0
Sugar No. 11 March Futures †	Short	02/2016	2,928	155	0	(1,636)
Sugar No. 11 May Futures †	Short	04/2016	622	(611)	0	(293)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	92	11	0	(3)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	119	(108)	9	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	97	(272)	55	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	1	2	0	(1)
Wheat December Futures †	Long	12/2015	1,098	312	384	0
Wheat December Futures †	Short	12/2015	1,863	(718)	0	(838)
Wheat March Futures †	Short	03/2016	352	(420)	0	(152)
White Sugar March Futures †	Long	02/2016	1,936	1,107	842	0
White Sugar May Futures †	Long	04/2016	622	707	264	0
WTI Crude December Futures †	Short	11/2015	879	(19)	70	(14)
WTI Crude December Futures †	Long	11/2016	1,101	(1,814)	299	0
WTI Crude December Futures †	Short	11/2017	1,485	1,493	0	(322)
WTI Crude December Futures †	Short	11/2018	181	171	0	(63)
WTI Crude February Futures †	Short	01/2016	128	0	0	0
WTI Crude January Futures †	Long	12/2015	745	(19)	0	(30)
WTI Crude June Futures †	Long	05/2016	587	(8,993)	59	0
WTI Crude June Futures †	Short	05/2016	3,853	8,804	0	(385)
WTI Crude June Futures †	Short	05/2017	476	1,721	0	(95)
WTI Crude June Futures †	Short	05/2018	429	2,039	0	(77)
WTI Crude March Futures †	Short	02/2016	2,524	1,946	0	(101)
WTI Crude March Futures †	Long	02/2017	832	(3,612)	166	0
WTI Crude March Futures †	Long	02/2018	858	(4,067)	163	0
WTI Crude November Futures †	Short	10/2015	1,808	2,019	253	0
WTI Crude September Futures †	Long	08/2016	6,903	(69,947)	1,174	0
Zinc January Futures †	Long	01/2016	142	132	0	0

Total Futures Contracts				$(112,128)	$12,550	$(13,063)

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$11,880	$346	$(389)	$42	$0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	11,400	61	(8)	1	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	1,700	6	(1)	0	(1)

				$413	$(398)	$43	$(1)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR †	2.500%	12/16/2025	$	15,700	$(613)	$(739)	$16	$0
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		19,300	(244)	(174)	6	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		109,100	(3,455)	(3,912)	53	0
Pay	3-Month USD-LIBOR	2.250%	12/16/2022		86,500	2,688	2,087	0	(74)
Pay	3-Month USD-LIBOR	2.400%	07/17/2025		12,100	488	529	0	(11)
Receive	3-Month USD-LIBOR	3.000%	09/16/2025		59,000	(781)	(605)	15	0
Receive	3-Month USD-LIBOR	2.233%	09/16/2025		19,700	(403)	(403)	19	0
Receive	3-Month USD-LIBOR	2.225%	09/16/2025		11,100	(219)	(219)	10	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		33,900	(1,324)	(792)	34	0
Receive	3-Month USD-LIBOR	2.670%	07/13/2045		70,240	(2,295)	(3,428)	215	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		161,100	(6,446)	(15,636)	496	0
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	EUR	3,700	21	(23)	0	(9)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	GBP	6,130	(84)	(173)	0	(39)
Receive	6-Month GBP-LIBOR	2.000%	09/16/2045		58,080	1,358	(4,262)	0	(982)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046		2,900	(159)	(144)	0	(51)
Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	359,000	381	(930)	142	0
Receive	28-Day MXN-TIIE	6.390%	07/10/2025		595,600	(104)	(147)	0	(256)
Receive	28-Day MXN-TIIE	7.020%	06/28/2035		256,100	86	86	0	(125)

						$(11,105)	$(28,885)	$1,006	$(1,547)

Total Swap Agreements						$(10,692)	$(29,283)	$1,049	$(1,548)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(j)	Securities with an aggregate market value of $117,866 and cash of $6,686 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (5)		Total	Market Value	Variation Margin Liability (5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO CommoditiesPLUS® Strategy Fund (6)	$12	$103	$1,033	$1,148	$0	$(10)	$(1,548)	$(1,558)
PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary) (6)	279	12,450	16	12,745	(1,367)	(13,059)	0	(14,426)

Total Exchange-Traded or Centrally Cleared	$291	$12,553	$1,049	$13,893	$(1,367)	$(13,069)	$(1,548)	$(15,984)

(5)	Unsettled variation margin asset of $3 and liability of $(6) for closed futures is outstanding at period end.
(6)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015	†	$		47,979	GBP	31,559	$0	$(238)
	11/2015	†		GBP	31,559	$	47,972	238	0
	11/2015		$		2,729	EUR	2,455	16	0
	12/2015			MXN	481,442	$	28,391	85	0
	10/2016			BRL	22,800		5,785	612	0

BRC	10/2015				69,600		24,637	7,081	0
	10/2015		$		17,519	BRL	69,600	37	0
	11/2015			CNY	10,377	$	1,610	0	(17)
	12/2015		$		196	MXN	3,368	2	0

CBK	10/2015			BRL	69,890	$	22,166	4,550	(13)
	10/2015	†		EUR	14,355		16,158	123	(5)
	10/2015			SGD	5,167		3,652	21	0
	10/2015		$		17,914	BRL	69,890	0	(285)
	10/2015				48,932	EUR	43,666	0	(137)
	11/2015			EUR	383,916	$	419,542	426	(10,142)
	11/2015			GBP	2,678		4,184	133	0
	11/2015		$		38,660	EUR	35,107	638	(45)
	12/2015				3,781	MXN	64,798	28	0
	01/2016			BRL	36,017	$	10,787	1,989	0

DUB	10/2015				650,131		163,275	766	(1,479)
	10/2015			TWD	28,970		890	13	0
	10/2015		$		163,642	BRL	650,131	347	0
	11/2015				151,016		610,633	1,345	(24)
	11/2015				4,989	EUR	4,407	0	(62)
	04/2016			BRL	493,462	$	153,350	36,138	0

FBF	10/2015				27,832		7,560	540	0
	10/2015			SGD	4,880		3,476	48	0
	10/2015		$		7,005	BRL	27,832	15	0

GLM	10/2015			BRL	43,555	$	10,963	0	(23)
	10/2015		$		11,934	BRL	43,555	0	(948)
	10/2015	†			518	EUR	453	0	(11)
	11/2015			EUR	96	$	108	0	0
	11/2015	†		GBP	11,959		18,413	325	0
	11/2015			NZD	1,785		1,128	0	(10)
	11/2015		$		4,638	EUR	4,137	0	(13)
	11/2015	†			13,109	GBP	8,474	0	(293)
	12/2015			MXN	545,763	$	32,280	192	0

HUS	10/2015			SGD	5,346		3,750	0	(6)
	10/2015			TWD	84,982		2,610	38	0
	10/2015	†	$		45,306	EUR	39,756	0	(882)
	10/2015				10,791	SGD	15,393	24	0
	11/2015			CNY	32,051	$	4,920	0	(104)
	11/2015		$		1,718	EUR	1,518	0	(21)
	11/2015				1,429	GBP	914	0	(47)
	12/2015			SGD	15,393	$	10,768	0	(25)

JPM	10/2015			BRL	679,118		170,938	0	(362)
	10/2015	†		EUR	18,143		20,393	120	0
	10/2015			KRW	14,425,620		12,100	0	(62)
	10/2015		$		187,015	BRL	679,118	480	(16,195)
	10/2015	†			4,377	EUR	3,803	0	(128)
	11/2015	†		CAD	1,879	$	1,425	18	0
	11/2015	†		GBP	7,688		11,736	109	0
	11/2015			INR	388,348		5,840	0	(56)
	11/2015		$		22,471	EUR	19,921	0	(197)
	11/2015	†			3,946	GBP	2,588	0	(31)
	11/2015				23,886	INR	1,553,681	0	(364)
	04/2016			BRL	219,516	$	67,390	15,249	0
	10/2016				21,300		5,381	548	0

MSB	11/2015			EUR	1,318		1,479	5	0

NAB	10/2015				$97,092	EUR	85,056	0	(2,050)

NGF	10/2015			TWD	142,631	$	4,300	0	(16)

RBC	11/2015		$		20,706	BRL	85,456	613	0

72	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
								Asset	Liability
SCX	10/2015	†		GBP	31,559	$	49,003	$1,263	$0
	10/2015			INR	468,513		7,050	0	(77)
	11/2015			CNY	14,104		2,190	0	(21)
	09/2016				43,369		6,580	0	(41)

SOG	10/2015			INR	528,803		7,960	0	(87)
	11/2015			EUR	4,153		4,641	0	(3)

UAG	10/2015	†			11,514		12,881	15	0
	10/2015			TWD	109,146		3,340	37	0
	10/2015		$		30,320	INR	1,951,680	0	(619)
	11/2015			INR	385,903	$	5,790	0	(69)
	11/2015	†	$		60,481	EUR	53,115	0	(1,095)
	12/2015				4,401	MXN	75,158	18	0

Total Forward Foreign Currency Contracts								$74,245	$(36,303)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015	$	9,600	$96	$0

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015		126,700	157	16

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250%	02/08/2016		45,400	545	226

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	01/05/2016		176,700	113	41

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015		18,000	21	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/06/2016		203,200	188	26
	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015		37,300	417	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017		35,000	4,900	3,712

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016		513,600	437	72

								$6,874	$4,095

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC Brent Crude January Futures †	$61.000	12/11/2015	$87	$246	$46
	Call - OTC Brent Crude November Futures †	63.000	10/12/2015	173	145	3

BPS	Put - OTC Natural Gas December Futures †	45.000	11/27/2015	2,728	57	108
	Put - OTC Natural Gas January Futures †	45.000	12/30/2015	3,104	65	125
	Put - OTC Natural Gas November Futures †	45.000	10/29/2015	2,822	59	132

GST	Put - OTC Aluminum December Futures †	1,500.000	12/02/2015	6	97	126
	Put - OTC Lean Hogs December Futures †	56.000	12/14/2015	8,600	73	36

JPM	Put - OTC Live Cattle December Futures †	140.000	12/04/2015	3,440	99	364

RBC	Put - OTC Brent Crude December Futures †	54.000	11/10/2015	177	520	1,026
	Put - OTC WTI Crude December Futures †	48.000	11/17/2015	23	81	97

SOG	Put - OTC Natural Gas December Futures †	44.000	11/27/2015	2,304	38	64
	Put - OTC Natural Gas January Futures †	44.000	12/30/2015	2,622	44	75
	Put - OTC Natural Gas November Futures †	44.000	10/29/2015	2,384	40	79

					$1,564	$2,281

Total Purchased Options					$8,438	$6,376

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC EUR versus USD	$1.085	11/25/2015	EUR	11,570	$(119)	$(76)
	Put - OTC EUR versus USD	1.100	11/25/2015		10,690	(116)	(113)

						$(235)	$(189)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$ 12,800	$(110)	$(81)

CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	900	(12)	(1)

DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,000	(98)	(12)
	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	9,900	(8)	0
	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	17,000	(168)	(125)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	16,000	(155)	(118)

GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR 12,300	(560)	(297)

JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$ 18,600	(135)	(36)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	(26)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	47,600	(538)	(673)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	14,400	(266)	(266)

						$(2,139)	$(1,635)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	$8,400	$(45)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015	3,700	(50)	0

DUB	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.800%	10/23/2015	43,000	(114)	(274)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	02/08/2016	45,400	(593)	(748)

GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500%	02/18/2016	194,100	(621)	(1,164)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016	84,100	(315)	(449)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	147,000	(4,900)	(2,638)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	32,500	(193)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015	14,100	(219)	0

NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016	34,900	(135)	(186)

							$(7,185)	$(5,459)

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DEU	Put - OTC WTI Crude December Futures †	$40.000	11/17/2015	$	338	$(303)	$(303)

GST	Call - OTC Aluminum December Futures †	1,725.000	12/02/2015		6	(114)	(60)
	Put - OTC Live Cattle December Futures †	140.000	12/04/2015		3,440	(207)	(364)

JPM	Put - OTC Lean Hogs December Futures †	56.000	12/14/2015		8,600	(172)	(36)

MAC	Put - OTC Brent Crude December/January Futures Average †	58.000	11/27/2015		29	(72)	(268)
	Put - OTC Brent Crude December/January Futures Average †	59.000	11/27/2015		17	(31)	(173)
	Put - OTC Brent Crude January/February Futures Average †	58.000	12/30/2015		29	(73)	(267)
	Put - OTC Brent Crude January/February Futures Average †	59.000	12/30/2015		17	(31)	(171)
	Put - OTC Brent Crude November/December Futures Average †	58.000	10/29/2015		29	(73)	(277)
	Put - OTC Brent Crude November/December Futures Average †	59.000	10/29/2015		17	(31)	(180)

RBC	Put - OTC Brent Crude December Futures †	55.000	11/10/2015		200	(803)	(1,324)

SOG	Put - OTC Natural Gas December Futures †	45.000	11/27/2015	GBP	1,373	(33)	(53)
	Put - OTC Natural Gas January Futures †	45.000	12/30/2015		1,564	(37)	(60)
	Put - OTC Natural Gas November Futures †	45.000	10/29/2015		1,423	(34)	(67)

						$(2,014)	$(3,603)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC Gasoline December Futures	$160.000	11/24/2015	$	3,654	$(274)	$(57)

74	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	1.210	11/12/2015	$	15,580	$(55)	$0
	Call - OTC SPGCICP Index †	0.644	11/12/2015		22,670	(91)	0
	Call - OTC SPGCICP Index †	0.656	12/11/2015		22,400	(88)	0
	Call - OTC SPGCNGP Index †	1.210	11/10/2015		30,670	(56)	0

						$(290)	$0

Total Written Options						$(12,137)	$(10,943)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	6,712	$583,944	EUR	79,030	GBP	0	$(20,163)
Sales	36,036	7,663,114		497,197		48,960	(37,366)
Closing Buys	(9,047)	(730,070)		(79,800)		(29,000)	22,846
Expirations	(20,561)	(6,458,085)		(401,471)		(15,600)	15,243
Exercised	(1,483)	(184,007)		(60,396)		0	1,660

Balance at End of Period	11,657	$874,896	EUR	34,560	GBP	4,360	$(17,780)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Pay	LLSBRT 2H15 †	$2.750	12/31/2015	31,000	$0	$(57)	$0	$(57)
	Receive	LLSBRT CAL15 †	8.150	12/31/2015	39,000	0	283	283	0

BPS	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	960,000	0	(167)	0	(167)
	Receive	EUROBOBCO 2Q3Q16 †	9.000	09/30/2016	828,000	0	664	664	0
	Receive	EURTOP 1Q16 †	2.070	03/31/2016	1,188,000	0	(403)	0	(403)
	Receive	EURTOP 4Q15 †	2.070	12/31/2015	904,000	0	128	128	0
	Pay	GOLDLNPM Index †	1,224.700	11/18/2015	17,000	0	1,879	1,879	0
	Pay	GOLDLNPM Index †	1,094.400	07/21/2016	14,000	0	(320)	0	(320)
	Pay	GOLDLNPM Index †	1,103.500	09/14/2016	10,000	0	(147)	0	(147)
	Pay	LLSBRT 2H15 †	2.550	12/31/2015	60,000	0	(98)	0	(98)
	Pay	LLSBRT 2H15 †	2.250	12/31/2015	22,000	0	(30)	0	(30)
	Receive	PLTMLNPM Index †	1,177.500	11/18/2015	17,000	0	(4,640)	0	(4,640)
	Receive	PLTMLNPM Index †	984.250	07/21/2016	14,000	0	(996)	0	(996)
	Receive	PLTMLNPM Index †	960.100	09/14/2016	10,000	0	(463)	0	(463)

CBK	Pay	DTDBRTCO 1Q16 †	1.050	03/31/2016	51,000	0	5	5	0
	Pay	DTDBRTCO 4Q15 †	1.050	12/31/2015	51,000	0	6	6	0
	Receive	HSFOCO 1Q16 †	13.950	03/31/2016	15,000	0	(22)	0	(22)
	Receive	HSFOCO 4Q15 †	13.950	12/31/2015	15,000	0	(24)	0	(24)
	Receive	JETNWECO 1Q16 †	13.570	03/31/2016	25,000	0	(31)	0	(31)
	Receive	JETNWECO 4Q15 †	13.570	12/31/2015	25,000	0	(30)	0	(30)
	Pay	LLSBRT 2H15 †	2.500	12/31/2015	30,000	0	(48)	0	(48)
	Receive	LLSBRT CAL15 †	8.850	12/31/2015	75,000	0	596	596	0
	Receive	NAPCO 1Q16 †	7.250	03/31/2016	10,000	0	23	23	0

GST	Receive	EURMARGIN CAL16 †	6.050	12/31/2016	97,000	0	17	17	0
	Receive	EURMARGIN CAL16 †	6.380	12/31/2016	103,000	0	(16)	0	(16)
	Receive	EURTOP 1Q16 †	1.940	03/31/2016	120,000	0	(25)	0	(25)
	Receive	EURTOP 1Q16 †	2.040	03/31/2016	60,000	0	(19)	0	(19)
	Receive	EURTOP 1Q16 †	2.100	03/31/2016	153,000	0	(56)	0	(56)
	Receive	EURTOP 1Q16 †	2.130	03/31/2016	216,000	0	(86)	0	(86)
	Receive	EURTOP 1Q16 †	2.150	03/31/2016	78,000	0	(33)	0	(33)
	Receive	EURTOP 1Q16 †	2.210	03/31/2016	66,000	0	(32)	0	(32)
	Receive	EURTOP 4Q15 †	1.940	12/31/2015	120,000	0	33	33	0
	Receive	EURTOP 4Q15 †	2.040	12/31/2015	60,000	0	10	10	0
	Receive	EURTOP 4Q15 †	2.150	12/31/2015	78,000	0	5	5	0
	Receive	EURTOP 4Q15 †	2.210	12/31/2015	66,000	0	0	0	0
	Pay	GOLDLNPM Index †	1,153.850	01/06/2016	15,000	0	578	578	0
	Pay	GOLDLNPM Index †	1,124.600	08/31/2016	1,000	0	5	5	0
	Pay	GOLDLNPM Index †	1,114.200	09/01/2016	5,000	0	(23)	0	(23)
	Receive	LLSBRT 2H15 †	7.750	12/31/2015	56,000	0	381	381	0
	Pay	LLSBRT 2H15 †	3.000	12/31/2015	60,000	0	(125)	0	(125)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Pay	LLSBRT 2H15 †	$2.400	12/31/2015	59,000	$0	$(88)	$0	$(88)
	Receive	LLSBRT CAL15 †	9.150	12/31/2015	48,000	0	396	396	0
	Receive	LLSBRT CAL15 †	7.900	12/31/2015	12,000	0	84	84	0
	Receive	LLSBRT CAL15 †	7.550	12/31/2015	171,000	0	1,137	1,137	0
	Receive	PLTMLNPM Index †	1,021.300	01/06/2016	15,000	0	(1,682)	0	(1,682)
	Receive	PLTMLNPM Index †	1,005.000	08/31/2016	1,000	0	(69)	0	(69)
	Receive	PLTMLNPM Index †	998.950	09/01/2016	6,000	0	(481)	0	(481)

JPM	Receive	EUROBOBCO 2Q3Q16 †	8.900	09/30/2016	120,000	0	108	108	0
	Receive	EUROBOBCO 2Q3Q16 †	8.950	09/30/2016	165,000	0	141	141	0
	Pay	EURTOP 4Q15 †	2.870	12/31/2015	123,000	0	81	81	0
	Receive	LLSBRT 2H15 †	3.350	12/31/2015	3,000	0	7	7	0
	Pay	LLSBRT 2H15 †	2.300	12/31/2015	35,000	0	(49)	0	(49)
	Receive	NAPCO CAL16 †	8.300	12/31/2016	252,000	0	343	343	0

MAC	Receive	CUAC 1Q16 †	25.750	03/31/2016	4,044,000	0	489	489	0
	Receive	CUAC 1Q16 †	28.000	03/31/2016	6,627,000	0	652	652	0
	Receive	CUAC 1Q16 †	29.000	03/31/2016	6,621,000	0	585	585	0
	Receive	CUAC 1Q16 †	36.250	03/31/2016	3,360,000	0	54	54	0
	Receive	CUAC 1Q16 †	39.000	03/31/2016	2,025,000	0	(23)	0	(23)
	Receive	CUAC 4Q15 †	41.500	12/31/2015	8,610,000	0	165	165	0
	Receive	CUAC 4Q15 †	46.500	12/31/2015	7,308,000	0	(225)	0	(225)
	Receive	CUAC 4Q15 †	48.000	12/31/2015	1,858,000	0	(85)	0	(85)
	Receive	CUAC 4Q15 †	49.000	12/31/2015	16,600,000	0	(925)	0	(925)
	Receive	CUAC 4Q15 †	50.000	12/31/2015	14,742,000	0	(969)	0	(969)
	Pay	CUAC V5 †	44.000	10/30/2015	4,200,000	0	(155)	0	(155)
	Pay	CUAC V5 †	45.500	10/30/2015	4,925,000	0	(108)	0	(108)
	Pay	CUAC V5 †	47.100	10/30/2015	3,132,000	0	(19)	0	(19)
	Pay	CUAC V5 †	48.750	10/30/2015	4,116,000	0	43	43	0
	Receive	CUAC X5 †	42.000	11/30/2015	4,200,000	0	70	70	0
	Receive	CUAC X5 †	43.000	11/30/2015	3,132,000	0	21	21	0
	Receive	CUAC X5 †	43.240	11/30/2015	4,925,000	0	21	21	0
	Receive	CUAC X5 †	45.750	11/30/2015	4,116,000	0	(86)	0	(86)
	Pay	LLSBRT 2H15 †	7.350	12/31/2015	75,000	0	(484)	0	(484)

MYC	Pay	BRTDUBAI CAL15†	2.680	12/31/2015	54,000	0	(38)	0	(38)
	Pay	LLSBRT CAL15 †	3.300	12/31/2015	33,000	0	(79)	0	(79)

SOG	Receive	EUROBOBCO 2Q3Q16 †	9.000	09/30/2016	18,000	0	14	14	0

UAG	Pay	GOLDLNPM Index †	1,204.325	06/21/2016	40,000	0	3,466	3,466	0
	Receive	PLTMLNPM Index †	1,092.707	06/21/2016	40,000	0	(7,238)	0	(7,238)

						$0	$(8,204)	$12,490	$(20,694)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
FBF	United Kingdom Gilt	1.000%	12/20/2015	0.016%	$ 3,300	$77	$(69)	$8	$0

GST	Navient Corp.	5.000%	03/20/2016	2.543%	300	1	3	4	0

						$78	$(66)	$12	$0

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

76	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.730%	08/26/2025	$		200	$0	$(2)	$0	$(2)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		GBP	300	2	39	41	0
	Pay	1-Year BRL-CDI	14.500%	01/04/2021		BRL	93,600	(2)	(497)	0	(499)
	Pay	1-Year BRL-CDI	14.560%	01/04/2021			49,500	(3)	(241)	0	(244)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	$		20,900	127	(2,690)	0	(2,563)

CBK	Receive	3-Month EUR-EXT-CPI Index	0.290%	08/15/2017		EUR	6,200	0	21	21	0
	Receive	3-Month EUR-EXT-CPI Index	0.655%	08/15/2018			1,000	(1)	(2)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.640%	09/15/2018			1,000	0	(2)	0	(2)

DUB	Pay	1-Month GBP-UKRPI	3.350%	05/15/2030		GBP	4,900	0	255	255	0
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		BRL	9,800	1	(126)	0	(125)
	Receive	3-Month EUR-EXT-CPI Index	0.605%	09/15/2018		EUR	1,800	0	(1)	0	(1)

FBF	Pay	1-Month GBP-UKRPI	3.353%	05/15/2030		GBP	1,700	0	90	90	0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044			22,600	58	3,064	3,122	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044			4,700	(17)	332	315	0
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		BRL	9,200	1	(118)	0	(117)
	Pay	1-Year BRL-CDI	14.560%	01/04/2021			39,100	0	(193)	0	(193)
	Receive	3-Month EUR-EXT-CPI Index	0.615%	09/15/2018		EUR	1,900	0	(2)	0	(2)

GLM	Pay	1-Year BRL-CDI	13.805%	01/02/2018		BRL	182,100	0	(1,387)	0	(1,387)
	Receive	3-Month EUR-EXT-CPI Index	0.650%	09/15/2018		EUR	1,100	0	(2)	0	(2)
	Pay	28-Day MXN-TIIE	6.350%	09/01/2023		MXN	183,000	(363)	562	199	0

HUS	Receive	1-Year BRL-CDI	13.403%	01/02/2018		BRL	182,100	0	1,697	1,697	0
	Pay	1-Year BRL-CDI	13.421%	01/04/2021			34,000	0	(440)	0	(440)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021			80,300	10	(1,032)	0	(1,022)
	Pay	1-Year BRL-CDI	14.500%	01/04/2021			20,700	(1)	(109)	0	(110)

JPM	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030		GBP	58,500	(30)	3,482	3,452	0

UAG	Pay	1-Month GBP-UKRPI	3.320%	05/15/2030			9,800	0	428	428	0
	Receive	3-Month EUR-EXT-CPI Index	0.610%	09/15/2018		EUR	1,300	0	(1)	0	(1)

								$(218)	$3,125	$9,620	$(6,713)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	CSIXTR Index †	59,888	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$	210,523	$(52)	$0	$(52)

BPS	Receive	BCOMF1T Index †	42,493	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		14,445	(106)	0	(106)
	Receive	BCOMTR Index †	139,073	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		24,815	(212)	0	(212)
	Receive	CSIXTR Index †	109,992	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		386,653	(108)	0	(108)

CBK	Receive	CSIXTR Index †	22,289	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		78,352	(22)	0	(22)

CIB	Receive	CSIXTR Index †	104,481	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		367,282	(102)	0	(102)

FBF	Pay	BCOMHG Index †	19,624	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		4,674	165	165	0
	Receive	CSIXTR Index †	20,820	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		73,188	(19)	0	(19)
	Receive	SPGCICP Index †	13,999	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		4,839	(163)	0	(163)

GLM	Receive	BCOMF1T Index †	126,000	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		42,832	(314)	0	(314)
	Receive	BCOMTR Index †	1,200	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		214	(2)	0	(2)
	Receive	CSIXTR Index †	154,495	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		543,094	(149)	0	(149)

JPM	Receive	BCOMCO1 Index †	358,962	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		90,804	1,176	1,176	0
	Pay	BCOMCOT Index †	170,543	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		92,173	(559)	0	(559)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Receive	BCOMF1T Index †	1,633,488	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$	555,287	$(4,074)	$0	$(4,074)
	Pay	BCOMTR Index †	4,309,660	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		768,968	6,555	6,555	0
	Receive	CSIXTR Index †	119,432	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		419,836	(115)	0	(115)
	Receive	JMABFNJ1 Index †	271,124	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		27,444	(238)	0	(238)
	Receive	JMABNICP Index †	268,813	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		119,264	749	749	0

MAC	Receive	CSIXTR Index †	63,350	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		222,693	(59)	0	(59)

RBC	Receive	CSIXTR Index †	6,338	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		22,280	(6)	0	(6)

SOG	Receive	CSIXTR Index †	132,858	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		467,032	(119)	0	(119)

								$2,226	$8,645	$(6,419)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	SPGCCLP Index (6)†	8.851%	06/16/2017	$	21,176	$0	$98	$98	$0
	Receive	SPGCCLP Index (6)†	9.303%	06/16/2017		22,633	0	3	3	0

BPS	Receive	SPGCIAP Index (6)†	3.706%	12/02/2015		4,420	0	8	8	0

DUB	Pay	SPGCCLP Index (6)†	6.376%	11/17/2015		9,950	0	(1,519)	0	(1,519)
	Receive	WTI Crude December Futures (6)†	4.203%	11/17/2015		12,270	0	1,413	1,413	0

GST	Pay	Copper December Futures (6)†	9.151%	12/02/2015		5,620	0	41	41	0
	Pay	GOLDLNPM Index (6)†	6.126%	11/25/2015		16,800	0	666	666	0
	Pay	GOLDLNPM Index (6)†	7.784%	03/24/2020		39,252	0	(209)	0	(209)
	Pay	GOLDLNPM Index (6)†	7.840%	04/06/2020		18,211	0	(96)	0	(96)
	Pay	GOLDLNPM Index (6)†	7.840%	04/09/2020		18,390	0	(101)	0	(101)
	Pay	GOLDLNPM Index (6)†	7.896%	04/14/2020		19,323	0	(96)	0	(96)
	Pay	GOLDLNPM Index (6)†	8.585%	04/27/2020		3,413	0	5	5	0
	Pay	GOLDLNPM Index (6)†	8.703%	04/28/2020		14,264	0	35	35	0
	Pay	SPGCCLP Index (6)†	11.834%	06/16/2017		22,633	0	565	565	0
	Pay	SPGCCLP Index (6)†	12.076%	06/16/2017		21,176	0	579	579	0
	Receive	SLVRLND Index (6)†	10.890%	11/25/2015		12,600	0	(542)	0	(542)

JPM	Receive	Aluminum December Futures (6)†	3.610%	12/02/2015		4,474	0	(8)	0	(8)
	Pay	GOLDLNPM Index (6)†	10.890%	04/29/2020		53,793	0	1,251	1,251	0
	Pay	GOLDLNPM Index (6)†	11.156%	05/07/2020		24,251	0	617	617	0

MYC	Pay	GOLDLNPM Index (6)†	5.406%	04/21/2016		63,817	0	1,653	1,653	0
	Receive	SLVRLND Index (6)†	9.151%	04/21/2016		49,045	0	(677)	0	(677)

							$0	$3,686	$6,934	$(3,248)

Total Swap Agreements							$(140)	$767	$37,701	$(37,074)

(6)	Variance Swap

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(l)	Securities with an aggregate market value of $33,998 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
PIMCO CommoditiesPLUS® Strategy Fund
BOA	$860	$0	$0	$860	$(147)	$(57)	$(2)	$(206)	$654	$(1,140)	$(486)
BPS	0	0	41	41	0	(81)	(3,306)	(3,387)	(3,346)	3,970	624
BRC	7,120	0	0	7,120	(17)	0	0	(17)	7,103	(7,380)	(277)

78	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
CBK	$7,785	$16	$21	$7,822	$(10,622)	$(1)	$(5)	$(10,628)	$(2,806)	$(690)	$(3,496)
DUB	38,609	226	255	39,090	(1,565)	(1,277)	(126)	(2,968)	36,122	(42,660)	(6,538)
FBF	603	0	3,535	4,138	0	0	(312)	(312)	3,826	(4,320)	(494)
GLM	359	41	199	599	(1,234)	(2,099)	(1,389)	(4,722)	(4,123)	4,480	357
GST	0	0	4	4	0	0	0	0	4	0	4
HUS	62	0	1,697	1,759	(203)	0	(1,572)	(1,775)	(16)	373	357
JPM	16,364	0	3,452	19,816	(17,241)	(1,001)	0	(18,242)	1,574	(434)	1,140
MSB	5	0	0	5	0	0	0	0	5	0	5
MYC	0	3,740	0	3,740	0	(2,638)	0	(2,638)	1,102	(1,070)	32
NAB	0	0	0	0	(2,050)	0	0	(2,050)	(2,050)	1,897	(153)
NGF	0	72	0	72	(16)	(186)	0	(202)	(130)	0	(130)
RBC	613	0	0	613	0	0	0	0	613	0	613
SCX	780	0	0	780	(139)	0	0	(139)	641	(1,340)	(699)
SOG	0	0	0	0	(90)	0	0	(90)	(90)	0	(90)
UAG	55	0	428	483	(1,768)	0	(1)	(1,769)	(1,286)	1,468	182

PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)
BOA	91	49	384	524	(91)	0	(109)	(200)	324	(300)	24
BPS	0	365	2,679	3,044	0	0	(7,690)	(7,690)	(4,646)	6,342	1,696
CBK	123	0	630	753	(5)	0	(177)	(182)	571	(450)	121
CIB	0	0	0	0	0	0	(102)	(102)	(102)	1,371	1,269
DEU	0	0	0	0	0	(303)	0	(303)	(303)	0	(303)
DUB	0	0	1,413	1,413	0	0	(1,519)	(1,519)	(106)	(370)	(476)
FBF	0	0	165	165	0	0	(182)	(182)	(17)	281	264
GLM	158	0	0	158	(64)	0	(465)	(529)	(371)	2,372	2,001
GST	0	162	4,537	4,699	0	(424)	(3,779)	(4,203)	496	0	496
HUS	0	0	0	0	(882)	0	0	(882)	(882)	802	(80)
JPM	160	364	11,028	11,552	(154)	(36)	(5,043)	(5,233)	6,319	(2,412)	3,907
MAC	0	0	2,100	2,100	0	(1,336)	(3,138)	(4,474)	(2,374)	4,582	2,208
MYC	0	0	1,653	1,653	0	0	(794)	(794)	859	(790)	69
RBC	0	1,123	0	1,123	0	(1,324)	(6)	(1,330)	(207)	502	295
SCX	483	0	0	483	0	0	0	0	483	(360)	123
SOG	0	218	14	232	0	(180)	(119)	(299)	(67)	1,691	1,624
UAG	15	0	3,466	3,481	(15)	0	(7,238)	(7,253)	(3,772)	3,869	97

Total Over the Counter	$74,245	$6,376	$37,701	$118,322	$(36,303)	$(10,943)	$(37,074)	$(84,320)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$279	$0	$0	$0	$12	$291
Futures	12,450	0	0	0	103	12,553
Swap Agreements	0	43	0	0	1,006	1,049

	$12,729	$43	$0	$0	$1,121	$13,893

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$74,245	$0	$74,245
Purchased Options	2,281	0	0	0	4,095	6,376
Swap Agreements	27,320	12	749	0	9,620	37,701

	$29,601	$12	$749	$74,245	$13,715	$118,322

	$42,330	$55	$749	$74,245	$14,836	$132,215

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$1,367	$0	$0	$0	$0	$1,367
Futures	13,065	0	0	0	4	13,069
Swap Agreements	0	1	0	0	1,547	1,548

	$14,432	$1	$0	$0	$1,551	$15,984

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36,303	$0	$36,303
Written Options	3,480	0	0	189	7,274	10,943
Swap Agreements	30,123	0	238	0	6,713	37,074

	$33,603	$0	$238	$36,492	$13,987	$84,320

	$48,035	$1	$238	$36,492	$15,538	$100,304

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(3,177)	$0	$0	$0	$0	$(3,177)
Written Options	7,267	0	0	0	307	7,574
Futures	94,159	0	(397)	0	(6,859)	86,903
Swap Agreements	0	355	0	0	16,777	17,132

	$98,249	$355	$(397)	$0	$10,225	$108,432

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,586	$0	$2,586
Purchased Options	(1,123)	0	0	0	146	(977)
Written Options	(2,447)	398	0	1,065	7,965	6,981
Swap Agreements	(285,312)	708	(1,239)	(163)	(953)	(286,959)

	$(288,882)	$1,106	$(1,239)	$3,488	$7,158	$(278,369)

	$(190,633)	$1,461	$(1,636)	$3,488	$17,383	$(169,937)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(810)	$0	$0	$0	$(71)	$(881)
Written Options	2,390	0	0	0	0	2,390
Futures	(114,570)	0	295	0	942	(113,333)
Swap Agreements	0	(390)	0	0	(20,190)	(20,580)

	$(112,990)	$(390)	$295	$0	$(19,319)	$(132,404)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$902	$0	$902
Purchased Options	2,917	0	0	0	38	2,955
Written Options	(3,068)	(89)	0	430	(381)	(3,108)
Swap Agreements	(55,386)	(694)	1,279	61	2,764	(51,976)

	$(55,537)	$(783)	$1,279	$1,393	$2,421	$(51,227)

	$(168,527)	$(1,173)	$1,574	$1,393	$(16,898)	$(183,631)

80	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,291	$0	$5,291
Corporate Bonds & Notes
Banking & Finance	0	537,983	15,787	553,770
Industrials	0	23,331	0	23,331
Utilities	0	34,071	0	34,071
U.S. Government Agencies	0	195,049	0	195,049
U.S. Treasury Obligations	0	922,066	0	922,066
Mortgage-Backed Securities	0	153,374	531	153,905
Asset-Backed Securities	0	198,575	0	198,575
Sovereign Issues	0	321,801	0	321,801
Short-Term Instruments
Certificates of Deposit	0	45,942	0	45,942
Commercial Paper	0	10,695	0	10,695
Repurchase Agreements	0	221,319	0	221,319
Short-Term Notes	0	5,298	0	5,298
U.S. Treasury Bills	0	445,265	0	445,265
	$0	$3,120,060	$16,318	$3,136,378

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,711	$0	$0	$15,711

Total Investments	$15,711	$3,120,060	$16,318	$3,152,089

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(46,646)	$0	$(46,646)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12,841	1,049	0	13,890
Over the counter	0	117,739	583	118,322
	$12,841	$118,788	$583	$132,212

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14,430)	(1,548)	0	(15,978)
Over the counter	(569)	(82,235)	(1,516)	(84,320)
	$(14,999)	$(83,783)	$(1,516)	$(100,298)

Totals	$13,553	$3,108,419	$15,385	$3,137,357

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.3%

CORPORATE BONDS & NOTES 11.7%

BANKING & FINANCE 9.7%
Banco Popolare SC
3.500% due 03/14/2019	EUR	4,400	$5,022
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (f)		3,600	3,879
Banco Santander Chile
1.887% due 01/19/2016		$3,600	3,604
Bank of America Corp.
3.958% due 10/21/2025	MXN	74,000	4,769
Bankia S.A.
0.181% due 01/25/2016	EUR	200	223
3.500% due 12/14/2015		800	900
3.500% due 01/17/2019		7,700	8,898
4.375% due 02/14/2017		200	233
Barclays PLC
6.500% due 09/15/2019 (f)		200	219
8.000% due 12/15/2020 (f)		800	947
BPCE S.A.
4.625% due 07/11/2024		$2,400	2,345
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,000	4,547
Corp. Andina de Fomento
3.950% due 10/15/2021 (e)	MXN	6,895	414
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	601
Dexia Credit Local S.A.
1.250% due 10/18/2016		3,500	3,518
Intesa Sanpaolo SpA
2.375% due 01/13/2017		3,600	3,614
3.125% due 01/15/2016		800	804
JPMorgan Chase Bank N.A.
0.749% due 06/02/2017		6,700	6,687
LBG Capital PLC
15.000% due 12/21/2019	EUR	4,600	7,590
National Bank of Greece S.A.
3.875% due 10/07/2016		600	621
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 (f)		$100	101

			59,536

INDUSTRIALS 1.8%
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,500	5,815
Hellenic Railways Organization S.A.
4.028% due 03/17/2017		2,400	2,273
4.500% due 12/06/2016	JPY	100	1
5.014% due 12/27/2017	EUR	300	283
Numericable-SFR S.A.S.
6.000% due 05/15/2022		$2,600	2,512

			10,884

UTILITIES 0.2%
BellSouth Corp.
4.821% due 04/26/2021		1,400	1,429

Total Corporate Bonds & Notes (Cost $81,128)			71,849

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	$180	$157

Total Municipal Bonds & Notes (Cost $141)		157

U.S. GOVERNMENT AGENCIES 1.2%
Fannie Mae
3.000% due 10/01/2045	3,000	3,042
4.000% due 10/01/2045	4,000	4,268
4.079% due 02/25/2018 (a)	4,440	302

Total U.S. Government Agencies (Cost $7,691)		7,612

U.S. TREASURY OBLIGATIONS 86.2%
U.S. Treasury Bonds
2.500% due 02/15/2045 (i)	17,430	16,062
2.875% due 08/15/2045 (i)	4,150	4,151
3.000% due 11/15/2044 (n)	400	409
3.000% due 05/15/2045 (i)	4,750	4,866
3.000% due 05/15/2045 †	320	328
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2016	1,730	1,714
0.125% due 04/15/2017 †	43,921	43,777
0.125% due 04/15/2018 (l)	10,221	10,215
0.125% due 04/15/2019 (l)(n)	3,259	3,250
0.125% due 04/15/2020 (i)	19,730	19,623
0.125% due 01/15/2022 (n)	1,054	1,029
0.125% due 07/15/2022 (i)	47,780	46,668
0.125% due 01/15/2023 (n)	207	200
0.125% due 07/15/2024	1,307	1,249
0.250% due 01/15/2025 (n)	1,108	1,064
0.375% due 07/15/2025 (i)(n)	4,227	4,123
0.625% due 07/15/2021 (l)†	4,236	4,300
0.625% due 07/15/2021	2,330	2,365
0.625% due 01/15/2024 (i)	10,841	10,807
0.750% due 02/15/2042 (n)	211	185
0.750% due 02/15/2045	6,598	5,741
1.125% due 01/15/2021 (i)(n)	18,546	19,298
1.250% due 07/15/2020	4,815	5,061
1.375% due 01/15/2020 (i)(k)(l)(n)	43,569	45,770
1.375% due 02/15/2044 (n)	34,956	35,573
1.375% due 02/15/2044 (l)†	543	552
1.750% due 01/15/2028 (i)	7,633	8,454
2.000% due 01/15/2026 (i)	4,317	4,852
2.125% due 02/15/2041	654	777
2.375% due 01/15/2017 (n)	118	122
2.375% due 01/15/2017 †	38,579	39,625
2.375% due 01/15/2025 (i)	70,235	80,951
2.375% due 01/15/2027 (i)	6,420	7,528
2.500% due 07/15/2016	1,737	1,767
2.500% due 01/15/2029 (n)	17,782	21,374
2.500% due 01/15/2029 (l)†	9,615	11,558
3.625% due 04/15/2028 (n)	162	216
3.875% due 04/15/2029	2,860	3,950
U.S. Treasury Notes
0.375% due 01/31/2016 (l)†	2,952	2,955
1.500% due 05/31/2020 (i)	18,100	18,264
1.625% due 06/30/2020 (i)	11,200	11,345
1.875% due 05/31/2022 (i)	15,700	15,852
2.000% due 07/31/2022 (i)	7,000	7,122
2.125% due 06/30/2022 (i)	4,700	4,824

Total U.S. Treasury Obligations (Cost $542,861)		529,916

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 3.6%
Banc of America Alternative Loan Trust
0.844% due 12/25/2035 ^		$1,699	$1,212
Banc of America Commercial Mortgage Trust
5.733% due 06/10/2049		280	293
Banc of America Mortgage Trust
2.789% due 06/25/2035		466	449
2.813% due 08/25/2035 ^		415	380
Bear Stearns Adjustable Rate Mortgage Trust
2.742% due 03/25/2035		112	105
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035		166	167
Commercial Mortgage Trust
2.365% due 02/10/2029		500	507
Countrywide Alternative Loan Trust
3.083% due 10/25/2035 ^		173	146
5.500% due 01/25/2036		732	667
6.000% due 08/25/2036 ^		246	229
6.000% due 04/25/2037		696	603
6.250% due 11/25/2036 ^		203	191
Countrywide Home Loan Mortgage Pass-Through Trust
0.484% due 04/25/2035		693	609
2.560% due 04/20/2035		61	61
6.000% due 05/25/2037 ^		955	876
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		821	475
Deutsche ALT-A Securities, Inc.
0.494% due 04/25/2037		1,244	700
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	599	478
GSR Mortgage Loan Trust
2.702% due 09/25/2035		$71	71
6.000% due 11/25/2035 ^		763	658
IndyMac Mortgage Loan Trust
0.374% due 07/25/2047		1,104	800
JPMorgan Mortgage Trust
2.561% due 06/25/2035		26	26
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		286	297
Marche Mutui SRL
0.342% due 02/25/2055	EUR	407	446
0.381% due 10/27/2065		235	262
2.231% due 01/27/2064		973	1,107
MASTR Alternative Loan Trust
0.594% due 03/25/2036		$516	127
Merrill Lynch Mortgage Investors Trust
1.673% due 10/25/2035		369	359
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		273	283
5.700% due 09/12/2049		400	424
Morgan Stanley Mortgage Loan Trust
2.170% due 06/25/2036		474	464
New York Mortgage Trust
2.619% due 05/25/2036 ^		432	394
Residential Asset Securitization Trust
0.594% due 01/25/2046 ^		815	419
6.250% due 11/25/2036		244	181
Structured Asset Mortgage Investments Trust
0.404% due 05/25/2046		752	595
0.414% due 05/25/2036		936	706
0.474% due 02/25/2036		1,064	868
Thornburg Mortgage Securities Trust
5.261% due 07/25/2036		72	71
WaMu Mortgage Pass-Through Certificates Trust
0.454% due 11/25/2045		65	62
0.484% due 10/25/2045		193	180

82	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.983% due 11/25/2036 ^		$1,002	$894
2.430% due 10/25/2035		3,336	3,222
2.564% due 09/25/2033		31	31
Wells Fargo Mortgage-Backed Securities Trust
2.480% due 12/25/2033		94	94
2.641% due 11/25/2034		213	214
2.705% due 04/25/2036 ^		885	867
2.734% due 10/25/2035		187	188

Total Mortgage-Backed Securities (Cost $22,527)			22,458

ASSET-BACKED SECURITIES 3.2%
Asset-Backed Securities Corp. Home Equity Loan Trust
3.207% due 08/15/2033		176	162
Citigroup Mortgage Loan Trust, Inc.
0.274% due 01/25/2037		531	346
0.334% due 05/25/2037		258	254
Countrywide Asset-Backed Certificates
0.424% due 05/25/2037		1,100	688
First Franklin Mortgage Loan Trust
0.714% due 06/25/2036		4,400	3,256
Four Corners CLO Ltd.
0.565% due 01/26/2020		274	273
Fremont Home Loan Trust
0.434% due 10/25/2036		3,467	1,835
Goldentree Loan Opportunities Ltd.
0.982% due 10/18/2021		462	460
GSAMP Trust
0.354% due 05/25/2046		244	220
IndyMac Home Equity Loan Trust
0.314% due 09/28/2036		1,408	1,397
MASTR Asset-Backed Securities Trust
0.434% due 06/25/2036		379	208
0.574% due 01/25/2036		5,000	3,888
Morgan Stanley ABS Capital, Inc. Trust
0.264% due 10/25/2036		208	122
0.304% due 10/25/2036		29	18
0.324% due 10/25/2036		2,002	1,569
Morgan Stanley Mortgage Loan Trust
0.424% due 02/25/2037		323	185
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.694% due 07/25/2035		300	297
Residential Asset Mortgage Products Trust
0.364% due 05/25/2036		44	44
Saxon Asset Securities Trust
0.989% due 03/25/2035 ^		331	302
4.034% due 06/25/2033		35	35
Securitized Asset-Backed Receivables LLC Trust
0.474% due 08/25/2035		313	311
Soundview Home Loan Trust
0.254% due 11/25/2036		171	68
0.474% due 05/25/2036		500	401
Structured Asset Investment Loan Trust
0.914% due 10/25/2035		4,300	3,364
Structured Asset Securities Corp. Mortgage Loan Trust
1.699% due 04/25/2035		67	64
Wood Street CLO BV
0.280% due 03/29/2021	EUR	22	25

Total Asset-Backed Securities (Cost $19,728)			19,792

SOVEREIGN ISSUES 13.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		250	241

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (d)	BRL	9,900	$2,157
0.000% due 01/01/2019 (d)		9,600	1,490
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		3,870	716
Colombian TES
3.000% due 03/25/2033 (e)	COP	2,149,203	587
France Government International Bond
0.250% due 07/25/2018 (e)	EUR	104	119
Italy Buoni Poliennali Del Tesoro
2.250% due 04/22/2017 (e)		18,385	21,105
3.100% due 09/15/2026 (e)		106	144
Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	23,731	1,488
4.000% due 11/08/2046 (e)		14,361	907
4.500% due 12/04/2025 (e)		97,627	6,543
4.750% due 06/14/2018		12,795	761
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	14,746	9,389
3.000% due 09/20/2030		204	143
Republic of Germany
0.750% due 04/15/2018 (e)	EUR	1,166	1,343
Republic of Greece Government International Bond
3.000% due 02/24/2023		50	40
3.000% due 02/24/2024		50	39
3.000% due 02/24/2025		50	39
3.000% due 02/24/2026		50	38
3.000% due 02/24/2027		50	37
3.000% due 02/24/2028		50	37
3.000% due 02/24/2029		50	36
3.000% due 02/24/2030		50	36
3.000% due 02/24/2031		50	35
3.000% due 02/24/2032		50	34
3.000% due 02/24/2033		50	34
3.000% due 02/24/2034		50	33
3.000% due 02/24/2035		50	33
3.000% due 02/24/2036		50	33
3.000% due 02/24/2037		50	32
3.000% due 02/24/2038		50	32
3.000% due 02/24/2039		50	32
3.000% due 02/24/2040		50	32
3.000% due 02/24/2041		50	32
3.000% due 02/24/2042		50	32
4.750% due 04/17/2019		500	489
5.000% due 08/22/2016	JPY	30,200	229
5.250% due 02/01/2016		27,800	218
Slovenia Government International Bond
4.000% due 02/17/2016	EUR	179	203
4.750% due 05/10/2018		$1,400	1,493
5.250% due 02/18/2024		5,900	6,512
5.500% due 10/26/2022		10,200	11,493
5.850% due 05/10/2023		6,000	6,885
Spain Government International Bond
2.150% due 10/31/2025	EUR	1,500	1,717
United Kingdom Gilt
0.125% due 03/22/2024 (e)	GBP	2,774	4,555
0.125% due 03/22/2058 (e)		81	183
0.125% due 03/22/2068 (e)		166	428
0.375% due 03/22/2062 (e)		340	892

Total Sovereign Issues (Cost $92,846)			83,126

		SHARES
COMMON STOCKS 3.2%

FINANCIALS 2.0%
Bank of America Corp.		49,860	777
Citigroup, Inc. (k)		15,493	769

	SHARES	MARKET VALUE (000S)
Fifth Third Bancorp	40,644	$769
HCC Insurance Holdings, Inc. (k)	24,190	1,874
JPMorgan Chase & Co. (k)	12,728	776
M&T Bank Corp.	6,588	803
PartnerRe Ltd.	9,532	1,324
PNC Financial Services Group, Inc.	8,818	786
StanCorp Financial Group, Inc.	10,730	1,225
Symetra Financial Corp.	42,035	1,330
U.S. Bancorp (k)	19,186	787
Wells Fargo & Co.	15,206	781

		12,001

HEALTH CARE 0.6%
IPC Healthcare, Inc. (b)(k)	16,595	1,289
Thoratec Corp. (b)	39,145	2,476

		3,765

INDUSTRIALS 0.3%
Precision Castparts Corp.	6,761	1,553

INFORMATION TECHNOLOGY 0.1%
Altera Corp. (k)	18,085	906

MATERIALS 0.2%
Cytec Industries, Inc.	17,790	1,314

Total Common Stocks (Cost $19,588)		19,539

EXCHANGE-TRADED FUNDS 3.9%
iShares U.S. Real Estate ETF	109,952	7,801
Vanguard FTSE Emerging Markets ETF	158,334	5,239
Vanguard REIT ETF	143,050	10,806

Total Exchange-Traded Funds (Cost $24,478)		23,846

REAL ESTATE INVESTMENT TRUSTS 2.6%

FINANCIALS 2.6%
American Capital Agency Corp.	524,647	9,811
Apartment Investment & Management Co. ‘A’	5,913	219
AvalonBay Communities, Inc.	2,520	440
BioMed Realty Trust, Inc.	10,952	219
Boston Properties, Inc.	3,241	384
Camden Property Trust	5,938	439
DCT Industrial Trust, Inc.	13,121	442
Equity Residential	5,851	439
Essex Property Trust, Inc.	1,964	439
Federal Realty Investment Trust	2,810	383
First Industrial Realty Trust, Inc.	10,386	218
General Growth Properties, Inc.	8,467	220
Macerich Co.	2,862	220
Pennsylvania Real Estate Investment Trust	3,398	67
ProLogis, Inc.	11,294	439
Public Storage	1,819	385
Simon Property Group, Inc.	2,090	384
Sunstone Hotel Investors, Inc.	16,721	221
UDR, Inc.	12,736	439

Total Real Estate Investment Trusts (Cost $16,418)		15,808

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund  (Cont.)

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 12.2%

REPURCHASE AGREEMENTS (h) 7.1%
		$43,635

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 2.4%
Fannie Mae
0.208% due 01/14/2016†	$14,800	14,795

U.S. TREASURY BILLS 2.7%
0.149% due 12/31/2015 - 02/18/2016 (c)(i)(l)(n)†	16,502	16,500

Total Short-Term Instruments (Cost $74,920)		74,930

Total Investments in Securities (Cost $902,326)		869,033

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 16.8%

MUTUAL FUNDS (g) 16.8%
PIMCO Emerging Markets Currency Fund	12,237,793	$103,042

Total Mutual Funds (Cost $125,291)		103,042

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	18,118	180

Total Short-Term Instruments (Cost $180)		180

Total Investments in Affiliates (Cost $125,471)		103,222

Total Investments 158.1% (Cost $1,027,797)		$972,255

Financial Derivative Instruments (j)(m) 1.7% (Cost or Premiums, net $(939))		10,246

Other Assets and Liabilities, net (59.8%)		(367,515)

Net Assets 100.0%		$614,986

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	0.270% †	09/30/2015	10/01/2015	$36,100	U.S. Treasury Notes 2.000% due 10/31/2021	$(37,351)	$36,100	$36,100
NOM	0.270% †	09/30/2015	10/01/2015	6,200	U.S. Treasury Notes 1.750% due 09/30/2022	(6,342)	6,200	6,200
SSB	0.000% †	09/30/2015	10/01/2015	1,335	U.S. Treasury Notes 0.625% - 4.875% due 08/15/2016 - 02/15/2017	(1,364)	1,335	1,335

Total Repurchase Agreements						$(45,057)	$43,635	$43,635

(1)	Includes accrued interest.

84	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.550%	09/16/2015	10/01/2015	$(3,413)	$(3,413)
	0.400%	08/25/2015	10/06/2015	(15,877)	(15,883)
	0.550%	09/15/2015	10/06/2015	(3,341)	(3,342)
	0.550%	09/16/2015	10/07/2015	(3,413)	(3,414)
	0.750%	09/24/2015	10/01/2015	(42,852)	(42,858)
	1.000%	09/29/2015	10/05/2015	(1,470)	(1,470)
	1.000%	09/30/2015	10/07/2015	(3,234)	(3,234)
BSN	0.390%	08/25/2015	10/26/2015	(2,320)	(2,321)
	0.400%	08/28/2015	10/28/2015	(1,702)	(1,703)
	0.400%	08/31/2015	10/13/2015	(8,729)	(8,732)
	0.410%	08/21/2015	10/21/2015	(45,448)	(45,469)
	0.420%	09/11/2015	10/13/2015	(379)	(379)
DEU	0.250%	10/01/2015	10/16/2015	(49,584)	(49,584)
GRE	0.460%	09/04/2015	10/05/2015	(253)	(254)
	0.500%	09/10/2015	10/13/2015	(504)	(504)
	0.600%	09/18/2015	10/02/2015	(2,203)	(2,203)
	0.600%	09/23/2015	10/07/2015	(16,200)	(16,202)
JPS	0.220%	09/22/2015	10/06/2015	(2,740)	(2,741)
	0.370%	08/25/2015	10/06/2015	(16,039)	(16,045)
	0.420%	09/23/2015	10/07/2015	(791)	(791)
	0.450%	09/18/2015	10/02/2015	(1,164)	(1,164)

Total Reverse Repurchase Agreements					$(221,706)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.300%	09/23/2015	10/07/2015	$(2,102)	$(2,102)
	0.310%	09/16/2015	10/07/2015	(2,100)	(2,102)
	0.360%	09/09/2015	10/09/2015	(15,777)	(15,789)
	0.420%	08/26/2015	10/07/2015	(4,808)	(4,812)
	0.430%	09/10/2015	10/13/2015	(1,817)	(1,818)
	0.450%	09/24/2015	10/08/2015	(5,377)	(5,380)
	0.490%	09/09/2015	10/09/2015	(3,154)	(3,155)
	0.510%	09/18/2015	10/02/2015	(2,609)	(2,610)
	0.550%	09/25/2015	10/02/2015	(10,629)	(10,630)
	0.560%	09/18/2015	10/02/2015	(707)	(707)
	0.680%	09/25/2015	10/02/2015	(3,442)	(3,442)
	0.950%	09/30/2015	10/01/2015	(586)	(586)
MSC	0.350%	08/10/2015	10/09/2015	(202)	(202)
	0.380%	08/24/2015	10/05/2015	(45,788)	(45,818)
	0.430%	08/19/2015	10/20/2015	(11,961)	(11,978)
	0.640%	09/23/2015	10/06/2015	(836)	(836)
TDM	0.260%	07/21/2015	10/20/2015	(60,207)	(60,343)
	0.400%	08/26/2015	10/07/2015	(12,434)	(12,443)
	0.420%	08/20/2015	10/20/2015	(811)	(812)
	0.560%	09/17/2015	10/01/2015	(5,653)	(5,654)
	0.600%	09/18/2015	10/02/2015	(138)	(138)

Total Sale-Buyback Transactions					$(191,357)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $308,374 at a weighted average interest rate of 0.261%.
(3)	Payable for sale-buyback transactions includes $130 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$18,000	$(18,088)	$(18,253)
Fannie Mae	3.500%	10/01/2045	5,000	(5,186)	(5,218)
Fannie Mae	4.000%	10/01/2045	12,000	(12,733)	(12,803)
Fannie Mae	4.000%	11/01/2045	12,000	(12,688)	(12,780)
Fannie Mae	4.500%	10/01/2045	13,000	(14,072)	(14,097)

Total Short Sales				$(62,767)	$(63,151)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund  (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(i)	Securities with an aggregate market value of $408,378 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
PIMCO Inflation Response Multi-Asset Fund
Global/Master Repurchase Agreement
BOS	$0	$(73,614)	$0	$(73,614)	$68,720	$(4,894)
BSN	0	(58,604)	0	(58,604)	58,482	(122)
DEU	0	(49,584)	0	(49,584)	49,603	19
GRE	0	(19,163)	0	(19,163)	19,195	32
JPS	0	(20,741)	0	(20,741)	20,810	69
SSB	465	0	0	465	(476)	(11)

Master Securities Forward Transaction Agreement
GSC	0	0	(53,133)	(53,133)	52,861	(272)
MSC	0	0	(58,834)	(58,834)	58,705	(129)
TDM	0	0	(79,390)	(79,390)	79,323	(67)

PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
MBC	36,100	0	0	36,100	(37,350)	(1,250)
NOM	6,200	0	0	6,200	(6,342)	(142)
SSB	870	0	0	870	(888)	(18)

Total Borrowings and Other Financing Transactions	$43,635	$(221,706)	$(191,357)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(46,271)	$(125,851)	$0	$0	$(172,122)

Total	$(46,271)	$(125,851)	$0	$0	$(172,122)

Sale-Buyback Transactions
U.S. Treasury Obligations	(6,240)	(185,117)	0	0	(191,357)

Total	$(6,240)	$(185,117)	$0	$0	$(191,357)

Total Borrowings	$(52,511)	$(310,968)	$0	$0	$(363,479)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(363,479)

(5)	Unsettled reverse repurchase agreements liability of $(49,584) is outstanding at period end.

(j)   FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT Corn December Futures †	$340.000	11/20/2015	208	$82	$14
Call - NYMEX Brent Crude Spread February Futures †	71.500	02/29/2016	13	40	5
Call - NYMEX Brent Crude Spread February Futures †	87.000	02/29/2016	20	27	1
Call - NYMEX Brent Crude Spread February Futures †	71.500	03/31/2016	13	40	7
Call - NYMEX Brent Crude Spread January Futures †	71.500	01/29/2016	13	40	2
Call - NYMEX Brent Crude Spread January Futures †	87.000	01/29/2016	20	27	0
Call - NYMEX Brent Crude Spread March Futures †	87.000	03/31/2016	20	27	2
Call - NYMEX Natural Gas May Futures †	3.500	04/26/2016	34	55	16

				$338	$47

86	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares U.S. Real Estate Index Fund	$64.000	01/15/2016	5,700	$667	$689

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$ 109.500	11/20/2015	71	$ 1	$ 1
Put - CBOT U.S. Treasury 5-Year Note December Futures	109.750	11/20/2015	134	1	1
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.000	11/20/2015	49	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.500	11/20/2015	19	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/20/2015	22	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.500	11/20/2015	709	6	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2015	59	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/20/2015	13	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2015	106	1	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.500	11/20/2015	12	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	225	2	3
Call - CBOT U.S. Treasury 30-Year Bond December Futures	202.000	11/20/2015	145	1	3
Call - CBOT U.S. Treasury 30-Year Bond December Futures	210.000	11/20/2015	50	0	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	100.000	11/20/2015	16	0	0
Put - CME 90-Day Eurodollar December Futures	99.375	12/14/2015	629	47	4

				$ 60	$ 21

Total Purchased Options				$ 1,065	$ 757

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT Wheat December Futures †	$460.000	11/20/2015	156	$(86)	$(21)
Call - NYMEX Crude December Futures †	0.250	11/19/2015	32	(7)	(2)
Put - NYMEX Crude December Futures †	0.750	11/19/2015	92	(13)	(14)
Put - NYMEX Crude December Futures †	1.000	11/19/2015	32	(3)	(3)
Call - NYMEX Crude February Futures †	0.000	01/19/2016	92	(11)	(5)
Call - NYMEX Crude January Futures †	0.000	12/18/2015	92	(11)	(4)
Call - NYMEX Crude March Futures †	0.000	02/19/2016	92	(11)	(5)
Call - NYMEX Crude November Futures †	0.250	10/19/2015	32	(7)	(2)
Put - NYMEX Crude November Futures †	0.750	10/19/2015	92	(13)	(6)
Put - NYMEX Crude November Futures †	1.000	10/19/2015	32	(3)	(1)
Call - NYMEX Gasoline December Futures †	21,500.000	11/24/2015	67	(105)	(1)
Put - NYMEX Natural Gas November Futures †	2.500	10/27/2015	84	(41)	(79)
Call - NYMEX Natural Gas November Futures †	3.000	10/27/2015	84	(47)	(9)
Call - NYMEX Natural Gas November Futures †	3.400	10/27/2015	223	(232)	(5)
Call - NYMEX New York Harbor ULSD Financial February Futures †	2.100	02/29/2016	13	(48)	(6)
Call - NYMEX New York Harbor ULSD Financial February Futures †	250.000	02/29/2016	20	(35)	(2)
Call - NYMEX New York Harbor ULSD Financial January Futures †	2.100	01/29/2016	13	(48)	(3)
Call - NYMEX New York Harbor ULSD Financial January Futures †	250.000	01/29/2016	20	(35)	(1)
Call - NYMEX New York Harbor ULSD Financial March Futures †	2.100	03/31/2016	13	(48)	(8)
Call - NYMEX New York Harbor ULSD Financial March Futures †	250.000	03/31/2016	20	(35)	(2)
Call - NYMEX WTI Crude December Futures †	0.000	11/19/2015	33	(3)	(1)
Call - NYMEX WTI Crude December Futures †	0.250	11/19/2015	81	(14)	(5)
Put - NYMEX WTI Crude December Futures †	0.750	11/19/2015	33	(3)	(5)
Put - NYMEX WTI Crude December Futures †	1.000	11/19/2015	81	(11)	(9)
Call - NYMEX WTI Crude November Futures †	50.000	10/15/2015	148	(97)	(40)
Call - NYMEX WTI Crude November Futures †	0.000	10/19/2015	33	(3)	(1)
Call - NYMEX WTI Crude November Futures †	0.250	10/19/2015	81	(14)	(4)
Put - NYMEX WTI Crude November Futures †	0.750	10/19/2015	33	(3)	(2)
Put - NYMEX WTI Crude November Futures †	1.000	10/19/2015	81	(11)	(3)

				$(998)	$(249)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	87

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund  (Cont.)

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$ 32.000	10/16/2015	712	$(19)	$(41)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	$1,825.000	10/16/2015	16	$(35)	$(18)
Put - CBOE S&P 500 Index	1,850.000	10/16/2015	8	(7)	(13)
Put - EUREX EURO STOXX 50 Index	3,000.000	10/16/2015	43	(18)	(22)
Put - EUREX EURO STOXX 50 Index	2,950.000	12/18/2015	45	(52)	(52)

				$(112)	$(105)

Total Written Options				$(1,129)	$(395)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	17	$(6)	$1	$0
90-Day Eurodollar December Futures	Short	12/2016	236	(127)	9	0
90-Day Eurodollar March Futures	Short	03/2016	60	(56)	2	0
90-Day Eurodollar March Futures	Short	03/2017	93	(145)	4	0
90-Day Eurodollar September Futures	Short	09/2016	13	(17)	1	0
Aluminum January Futures †	Short	01/2016	118	4	0	0
Arabica Coffee March Futures †	Short	03/2016	32	3	0	(5)
Brent Crude April Futures †	Long	02/2016	393	(870)	71	0
Brent Crude December Futures †	Short	11/2015	602	62	0	(129)
Brent Crude December Futures †	Long	10/2016	1,150	(2,642)	184	0
Brent Crude December Futures †	Short	10/2017	201	(105)	0	(6)
Brent Crude December Futures †	Long	10/2018	122	(9)	4	0
Brent Crude February Futures †	Short	01/2016	247	536	0	(47)
Brent Crude June Futures †	Short	04/2016	1,374	2,762	0	(275)
Brent Crude June Futures †	Short	04/2017	292	891	0	(23)
Brent Crude June Futures †	Short	04/2018	71	651	0	(1)
Brent Crude March Futures †	Long	01/2016	1,586	(6,225)	286	0
Brent Crude March Futures †	Short	01/2017	248	1,118	0	(30)
Brent Crude March Futures †	Long	01/2018	80	(560)	2	0
Brent Crude September Futures †	Short	07/2016	248	681	0	(45)
Brent Dubai Swap December Futures †	Short	12/2015	4	1	0	0
Brent Dubai Swap November Futures †	Short	11/2015	4	1	0	0
Brent Dubai Swap October Futures †	Short	10/2015	4	0	0	(1)
Call Options Strike @ USD 83.000 on Brent Crude January Futures †	Long	12/2015	67	(82)	0	(1)
Cocoa March Futures †	Short	03/2016	38	44	30	0
Cocoa March Futures †	Long	03/2017	230	(348)	0	(145)
Cocoa September Futures †	Short	09/2016	108	161	69	0
Copper January Futures †	Long	01/2016	36	92	0	0
Corn March Futures †	Short	03/2016	88	(69)	4	0
Cotton No. 2 December Futures †	Short	12/2015	33	30	9	0
Cotton No. 2 March Futures †	Long	03/2016	68	(103)	0	(14)
E-mini S&P 500 Index December Futures	Short	12/2015	226	439	0	(386)
EIA Flat Tax On-Highway Diesel Swap Contracts December Futures †	Short	12/2015	10	118	13	0
EIA Flat Tax On-Highway Diesel Swap Contracts November Futures †	Short	11/2015	10	113	0	(6)
EIA Flat Tax On-Highway Diesel Swap Contracts October Futures †	Short	10/2015	10	113	0	(7)
Euro STOXX 50 December Futures	Long	12/2015	50	(54)	36	(4)
Euro-BTP Italy Government Bond December Futures	Short	12/2015	51	(142)	0	(29)
European Naphtha Crack Spread April Futures †	Short	04/2016	4	6	0	0
European Naphtha Crack Spread August Futures †	Short	08/2016	4	5	0	0
European Naphtha Crack Spread December Futures †	Short	12/2016	4	4	0	0
European Naphtha Crack Spread February Futures †	Short	02/2016	4	10	0	0
European Naphtha Crack Spread January Futures †	Short	01/2016	4	14	0	0
European Naphtha Crack Spread July Futures †	Short	07/2016	4	5	0	0
European Naphtha Crack Spread June Futures †	Short	06/2016	4	3	0	0
European Naphtha Crack Spread March Futures †	Short	03/2016	4	7	0	0
European Naphtha Crack Spread May Futures †	Short	05/2016	4	4	0	0

88	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
European Naphtha Crack Spread November Futures †	Short	11/2016	4	$4	$0	$0
European Naphtha Crack Spread October Futures †	Short	10/2016	4	4	0	0
European Naphtha Crack Spread September Futures †	Short	09/2016	4	5	0	0
Gas Oil January Futures †	Short	01/2016	12	10	1	0
Gold 100 oz. December Futures †	Short	12/2015	63	191	73	0
Gold 100 oz. February Futures †	Long	02/2016	2	1	0	(2)
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap December Futures †	Long	12/2015	10	(109)	5	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap November Futures †	Long	11/2015	10	(104)	6	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap October Futures †	Long	10/2015	10	(100)	7	0
Hang Seng China Enterprises Index October Futures	Long	10/2015	59	(43)	62	(126)
Hard Red Spring Wheat December Futures †	Long	12/2015	112	(40)	38	0
Henry Hub Natural Gas April Futures †	Long	03/2016	392	(646)	0	(169)
Henry Hub Natural Gas July Futures †	Long	06/2016	399	(1,247)	0	(148)
Henry Hub Natural Gas June Futures †	Long	05/2016	207	(763)	0	(81)
Henry Hub Natural Gas Swap April Futures †	Short	03/2016	301	222	32	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	116	(377)	0	(11)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	116	(298)	0	(10)
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	56	(152)	0	(7)
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	63	(177)	0	(8)
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	788	(694)	0	(73)
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	111	(372)	0	(11)
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	63	(179)	0	(7)
Henry Hub Natural Gas Swap May Futures †	Short	04/2016	144	18	14	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	111	(331)	0	(10)
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	116	(371)	0	(11)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	111	(360)	0	(11)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2016	18	5	0	(3)
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2016	21	7	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	66	(16)	0	(3)
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	21	8	5	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2016	18	4	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2016	18	5	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2016	21	6	0	(2)
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2016	18	6	0	(3)
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2016	18	4	0	(2)
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2016	18	5	0	(3)
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	66	(16)	0	(12)
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	21	8	5	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	66	(10)	0	(19)
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	21	8	5	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2016	21	9	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2015	1	(2)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2015	1	(3)	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2015	1	(3)	0	(1)
Natural Gas April Futures †	Long	03/2017	157	(378)	0	(51)
Natural Gas December Futures †	Long	11/2015	116	(72)	3	(72)
Natural Gas January Futures †	Short	12/2015	423	1,262	233	0
Natural Gas March Futures †	Short	02/2016	602	1,572	283	0
Natural Gas March Futures †	Short	02/2017	157	401	53	0
Natural Gas May Futures †	Short	04/2016	156	476	62	0
New York Harbor ULSD December Futures †	Short	11/2015	29	(1)	0	(1)
New York Harbor ULSD January Futures †	Short	12/2015	19	31	0	(7)
New York Harbor ULSD September Futures †	Short	08/2016	21	(10)	0	(9)
Nickel January Futures †	Long	01/2016	25	97	0	0
Nikkei 225 Index December Futures	Long	12/2015	21	(71)	32	(63)
Nikkei Index 400 December Futures	Long	12/2015	323	(93)	69	(144)
Platinum January Futures †	Long	01/2016	218	(932)	0	(98)
Put Options Strike @ EUR 140.000 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	46	0	0	0
RBOB Gasoline August Futures †	Short	07/2016	87	16	0	(36)
RBOB Gasoline August Futures †	Long	08/2016	21	10	8	0
RBOB Gasoline December Futures †	Short	11/2015	29	5	5	0
RBOB Gasoline March Futures †	Long	02/2016	39	(7)	17	0
RBOB Gasoline March Futures †	Long	03/2016	48	(21)	18	0
RBOB Gasoline November Futures †	Long	11/2016	10	(20)	4	0
Silver March Futures †	Short	03/2016	10	9	3	0
Soybean January Futures †	Long	01/2016	42	42	14	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Soybean March Futures †	Long	03/2016	404	$(728)	$131	$0
Soybean May Futures †	Long	05/2016	214	(828)	72	0
Soybean November Futures †	Short	11/2015	640	(775)	0	(248)
Soybean Oil January Futures †	Short	01/2016	29	15	6	0
Soybean Oil July Futures †	Long	07/2016	7	(3)	0	(1)
Soybean Oil March Futures †	Long	03/2016	22	(81)	0	(5)
Sugar No. 11 March Futures †	Short	02/2016	171	(8)	0	(125)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	786	545	0	(26)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	25	19	0	(2)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	190	(533)	107	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	16	1	0	(11)
Wheat December Futures †	Long	12/2015	189	54	66	0
Wheat December Futures †	Short	12/2015	301	(117)	0	(135)
Wheat March Futures †	Short	03/2016	61	(73)	0	(26)
WTI Crude December Futures †	Short	11/2015	313	167	25	(2)
WTI Crude December Futures †	Long	11/2016	499	(1,455)	117	0
WTI Crude December Futures †	Short	11/2017	261	25	0	(58)
WTI Crude December Futures †	Short	11/2018	46	46	0	(13)
WTI Crude February Futures †	Short	01/2016	22	0	0	0
WTI Crude January Futures †	Long	12/2015	202	(5)	0	(8)
WTI Crude June Futures †	Long	05/2016	82	(1,215)	8	0
WTI Crude June Futures †	Short	05/2016	455	1,287	0	(46)
WTI Crude June Futures †	Short	05/2017	172	421	0	(34)
WTI Crude June Futures †	Short	05/2018	88	412	0	(16)
WTI Crude March Futures †	Short	02/2016	580	422	0	(23)
WTI Crude March Futures †	Long	02/2017	178	(727)	36	0
WTI Crude March Futures †	Long	02/2018	176	(822)	34	0
WTI Crude November Futures †	Short	10/2015	268	298	38	0
WTI Crude September Futures †	Long	08/2016	951	(8,166)	162	0
Zinc January Futures †	Long	01/2016	25	23	0	0

Total Futures Contracts				$(19,050)	$2,584	$(3,149)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$ 6,500	$35	$(37)	$1	$0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	900	3	0	0	0

				$38	$(37)	$1	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR †	2.500%	12/16/2025	3,200	$(125)	$(151)	$3	$0
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	51,500	(652)	(335)	15	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	4,600	(114)	(1)	0	(1)
Receive	3-Month USD-LIBOR	3.000%	09/16/2025	11,200	(148)	(115)	3	0
Receive	3-Month USD-LIBOR	2.225%	09/16/2025	2,000	(40)	(39)	2	0
Pay	3-Month USD-LIBOR	2.350%	10/02/2025	8,400	(255)	(201)	0	(255)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	28,800	(1,130)	(1,028)	27	0
Receive	3-Month USD-LIBOR	2.670%	07/13/2045	3,830	(125)	(187)	12	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	44,500	(1,779)	(4,626)	137	0

90	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	11,300	$65	$(77)	$0	$(27)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	5,630	(78)	(159)	0	(36)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046	12,650	(695)	(747)	0	(224)
Receive	28-Day MXN-TIIE	7.030%	06/28/2035	120,700	32	32	0	(59)

					$(5,044)	$(7,634)	$199	$(602)

Total Swap Agreements					$(5,006)	$(7,671)	$200	$(602)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(k)	Securities with an aggregate market value of $4,799 have been pledged as collateral as of September 30, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(l)	Securities with an aggregate market value of $24,887 and cash of $4,907 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability (4)		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
PIMCO Inflation Response Multi-Asset Fund (5)	$710	$323	$197	$1,230	$(146)	$(791)	$(609)	$(1,546)
PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary) (6)	47	2,261	3	2,311	(249)	(2,359)	0	(2,608)

Total Exchange-Traded or Centrally Cleared	$757	$2,584	$200	$3,541	$(395)	$(3,150)	$(609)	$(4,154)

(4)	Unsettled variation margin liability of $(1) for closed futures and unsettled variation margin liability of $(7) for swap agreements is outstanding at period end.
(5)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
BOA	10/2015		$		11,050		GBP	7,268	$0	$(55)
	11/2015	†		EUR	1,292	$		1,453	9	0
	11/2015			GBP	7,268			11,048	55	0
	12/2015			HKD	49,285			6,358	0	(2)
	10/2016			BRL	5,100			1,294	137	0

BRC	11/2015			CNY	3,158			490	0	(5)

CBK	10/2015			SGD	1,025			724	4	0

	10/2015		$		2,577		SGD	3,693	18	0
	11/2015			CNY	11,014	$		1,690	0	(36)
	11/2015	†		EUR	6,352			7,068	28	(61)
	11/2015	†	$		8,242		EUR	7,561	212	0
	11/2015				820		NZD	1,257	0	(18)
	12/2015			SGD	3,693	$		2,570	0	(20)
	01/2016			BRL	6,208			1,859	343	0

DUB	10/2015				160,768			40,132	0	(420)
	10/2015			TWD	13,345			410	6	0
	10/2015		$		40,466		BRL	160,768	86	0
	10/2015				210		ZAR	2,637	0	(20)
	11/2015				39,725		BRL	160,768	382	0

FBF	10/2015			BRL	4,344	$		1,180	84	0
	10/2015			KRW	2,159,103			1,897	76	0
	10/2015			MYR	1,538			393	43	0
	10/2015			SGD	1,171			834	11	0
	10/2015		$		1,093		BRL	4,344	2	0
	11/2015			CNY	3,219	$		497	0	(7)
	12/2015			MXN	210,458			12,362	0	(11)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	91

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund  (Cont.)

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
GLM	10/2015			BRL	9,841	$		2,477	$0	$(5)
	10/2015			THB	4,113			116	3	0
	10/2015		$		2,696		BRL	9,841	0	(214)
	10/2015				5,804		EUR	5,143	0	(57)
	10/2015				641		HUF	176,162	0	(13)
	11/2015			AUD	912	$		643	5	0
	11/2015			COP	1,807,083			606	23	0
	11/2015	†		EUR	630			706	1	0
	11/2015	†		GBP	1,281			1,976	39	0
	11/2015			JPY	21,000			174	0	(1)
	11/2015		$		327		EUR	292	0	(1)
	11/2015	†			2,420		GBP	1,567	0	(51)

HUS	10/2015			EUR	73,877	$		84,190	1,640	0
	10/2015			SGD	1,497			1,050	0	(2)
	10/2015			TWD	13,350			410	6	0
	11/2015			TRY	321			104	0	0
	12/2015			MXN	129,894			7,704	67	0

JPM	10/2015			BRL	164,379			41,375	0	(88)
	10/2015	†		CAD	6,033			4,527	6	0
	10/2015			EUR	2,677			3,074	83	0
	10/2015			KRW	2,765,904			2,320	0	(12)
	10/2015		$		45,659		BRL	164,379	0	(4,196)
	10/2015				3,987		CAD	5,314	0	(5)
	10/2015				2,254		EUR	1,993	0	(27)
	10/2015				10,344		NZD	16,317	87	0
	10/2015				2,128		PLN	7,998	0	(25)
	11/2015			CAD	5,314	$		3,987	5	0
	11/2015	†		EUR	1,114			1,256	11	0
	11/2015	†		GBP	1,419			2,168	21	0
	11/2015			INR	61,086			920	0	(7)
	11/2015			NZD	16,317			10,320	0	(87)
	11/2015	†	$		4,526		CAD	6,033	0	(6)
	11/2015	†			1,877		GBP	1,234	0	(11)
	11/2015				5,455		INR	354,806	0	(83)
	04/2016			BRL	188,677	$		58,460	13,644	0
	10/2016				4,800			1,213	124	0

MSB	10/2015			JPY	583,512			4,854	0	(10)
	10/2015		$		4,859		JPY	583,512	6	0
	11/2015			JPY	583,512	$		4,861	0	(5)

NAB	10/2015	†	$		2,254		EUR	1,975	0	(48)

NGF	10/2015			TWD	14,926	$		450	0	(2)

SCX	10/2015			CAD	5,314			4,014	32	0

	10/2015			GBP	7,268			11,285	291	0
	10/2015			INR	124,272			1,870	0	(20)
	10/2015			NZD	16,317			10,526	95	0
	10/2015	†	$		4,558		CAD	6,033	0	(37)
	11/2015			CNY	3,091	$		480	0	(5)

SOG	10/2015			INR	139,508			2,100	0	(23)
	10/2015		$		1,628		HUF	451,284	0	(20)

UAG	10/2015			BRL	9,107	$		2,470	173	0
	10/2015			TWD	11,437			350	4	0
	10/2015		$		2,292		BRL	9,107	5	0
	10/2015				77,658		EUR	69,418	0	(90)
	10/2015				5,096		INR	328,035	0	(104)
	11/2015	†		EUR	69,658	$		77,969	96	0
	11/2015			INR	145,297			2,180	0	(26)

Total Forward Foreign Currency Contracts									$17,963	$(5,936)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC CDX.IG-24 5-Year Index	Buy	2.000%	10/21/2015	$	3,100	$0	$0

MYC	Put - OTC CDX.IG-24 5-Year Index	Buy	2.000%	12/16/2015		1,300	0	0

							$0	$0

92	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Call - OTC EUR versus USD	$	1.320	11/06/2015	EUR	2,500	$0	$0
	Call - OTC EUR versus USD		1.329	11/27/2015		6,700	1	0
	Put - OTC USD versus JPY	JPY	90.200	12/09/2015	$	4,300	1	0

							$2	$0

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Cost	Market Value
JPM	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020	$5,400	$0	$35

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015	$	2,800	$28	$0

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015		55,400	68	7

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250%	02/08/2016		10,000	120	50

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	01/05/2016		40,500	26	9
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/29/2016		37,900	30	8

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015		31,600	36	4
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016		14,400	23	30
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/06/2016		37,400	35	5
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/29/2016		163,300	172	32
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/24/2016		46,800	84	71
	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015		6,500	73	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017		5,000	700	530

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016		97,800	83	14

								$1,478	$760

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC Brent Crude January Futures †	$	61.000	12/11/2015	$	18	$51	$9
	Call - OTC Brent Crude November Futures †		63.000	10/12/2015		35	30	1

BPS	Put - OTC Natural Gas December Futures †		45.000	11/27/2015		371	8	15
	Put - OTC Natural Gas January Futures †		45.000	12/30/2015		422	9	17
	Put - OTC Natural Gas November Futures †		45.000	10/29/2015		384	8	18

GST	Put - OTC Aluminum December Futures †		1,500.000	12/02/2015		1	21	28
	Put - OTC Lean Hogs December Futures †		56.000	12/14/2015		1,800	15	8

JPM	Put - OTC Live Cattle December Futures †		140.000	12/04/2015		720	21	76

SOG	Put - OTC Natural Gas December Futures †		44.000	11/27/2015		477	8	13
	Put - OTC Natural Gas December Futures †		45.000	11/27/2015		106	2	4
	Put - OTC Natural Gas January Futures †		44.000	12/30/2015		543	9	15
	Put - OTC Natural Gas January Futures †		45.000	12/30/2015		120	2	5
	Put - OTC Natural Gas November Futures †		44.000	10/29/2015		493	8	16
	Put - OTC Natural Gas November Futures †		45.000	10/29/2015		109	2	5

							$194	$230

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 3.000% due 10/01/2045	$	120.000	10/07/2015	$2,000	$0	$0

MYI	Call - OTC Fannie Mae 3.000% due 10/01/2045		109.469	10/07/2015	27,000	1	0
	Call - OTC Fannie Mae 3.000% due 11/01/2045		112.250	11/05/2015	27,000	1	0
	Call - OTC Fannie Mae 3.500% due 10/01/2045		112.125	10/07/2015	12,000	0	0
	Call - OTC Fannie Mae 4.000% due 10/01/2045		113.375	10/07/2015	17,000	1	0
	Call - OTC Fannie Mae 4.000% due 11/01/2045		114.188	11/05/2015	3,000	0	0
	Call - OTC Fannie Mae 4.500% due 11/01/2045		115.125	11/05/2015	13,000	1	0

						$4	$0

Total Purchased Options						$1,678	$1,025

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund  (Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	4.000	03/17/2016	$	13,100	$(553)	$(1,133)

GLM	Put - OTC EUR versus USD	$	1.085	11/25/2015	EUR	2,480	(26)	(16)
	Put - OTC EUR versus USD		1.100	11/25/2015		2,540	(27)	(27)

							$(606)	$(1,176)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$	200	$(2)	$(1)

DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		900	(1)	0

GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	2,200	(100)	(53)

JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$	700	(5)	(2)
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		5,400	0	(5)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		7,200	(81)	(102)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		3,200	(59)	(59)

							$(248)	$(222)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	$ 2,400	$(13)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015	1,000	(13)	0

DUB	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.800%	10/23/2015	8,600	(23)	(55)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	02/08/2016	10,000	(130)	(165)

GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500%	02/18/2016	21,500	(69)	(129)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016	20,900	(78)	(111)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016	14,400	(9)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016	14,400	(14)	(17)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	21,000	(700)	(377)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	5,700	(34)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015	2,500	(39)	0

NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016	5,600	(22)	(30)

							$(1,144)	$(891)

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC Gasoline December Futures	$160.000	11/24/2015	$756	$(57)	$(12)

DEU	Put - OTC WTI Crude December Futures †	40.000	11/17/2015	75	(67)	(67)

GST	Call - OTC Aluminum December Futures †	1,725.000	12/02/2015	1	(25)	(13)
	Put - OTC Live Cattle December Futures †	140.000	12/04/2015	720	(44)	(76)

JPM	Put - OTC Lean Hogs December Futures †	56.000	12/14/2015	1,800	(36)	(8)

MAC	Put - OTC Brent Crude December/January Futures Average †	58.000	11/27/2015	6	(15)	(56)
	Put - OTC Brent Crude December/January Futures Average †	59.000	11/27/2015	6	(11)	(61)
	Put - OTC Brent Crude January/February Futures Average †	58.000	12/30/2015	6	(15)	(55)
	Put - OTC Brent Crude January/February Futures Average †	59.000	12/30/2015	6	(11)	(60)
	Put - OTC Brent Crude November/December Futures Average †	58.000	10/29/2015	6	(15)	(58)
	Put - OTC Brent Crude November/December Futures Average †	59.000	10/29/2015	6	(11)	(63)

					$(307)	$(529)

94	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	1.210	11/12/2015	$ 3,500	$(12)	$0
	Call - OTC SPGCICP Index †	0.644	11/12/2015	4,900	(20)	0
	Call - OTC SPGCICP Index †	0.656	12/11/2015	4,800	(19)	0
	Call - OTC SPGCNGP Index †	1.210	11/10/2015	6,800	(13)	0

					$(64)	$0

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 3.500% due 10/01/2045	$103.531	10/07/2015	$ 10,000	$(58)	$(85)

JPM	Call - OTC Fannie Mae 3.500% due 10/01/2045	104.094	10/07/2015	4,000	(10)	(15)

					$(68)	$(100)

Total Written Options					$(2,437)	$(2,918)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	1,106	$119,192	EUR	26,739	GBP	0	$(5,560)
Sales	6,333	1,246,726		134,180		7,700	(7,345)
Closing Buys	(1,804)	(111,516)		(48,224)		(5,000)	5,696
Expirations	(2,671)	(1,016,051)		(99,456)		(2,700)	3,225
Exercised	(235)	(42,263)		(6,019)		0	418

Balance at End of Period	2,729	$196,088	EUR	7,220	GBP	0	$(3,566)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Pay	LLSBRT 2H15 †	$2.750	12/31/2015	11,000	$0	$(20)	$0	$(20)
	Receive	LLSBRT CAL15 †	8.150	12/31/2015	45,000	0	326	326	0

BPS	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	300,000	(13)	(39)	0	(52)
	Receive	EUROBOBCO 2Q3Q16 †	9.000	09/30/2016	132,000	0	106	106	0
	Receive	EURTOP 1Q16 †	2.070	03/31/2016	214,000	0	(73)	0	(73)
	Receive	EURTOP 4Q15 †	2.070	12/31/2015	164,000	0	23	23	0
	Pay	GOLDLNPM Index †	1,224.700	11/18/2015	2,000	0	219	219	0
	Pay	GOLDLNPM Index †	1,103.500	09/14/2016	2,000	0	(25)	0	(25)
	Pay	LLSBRT 2H15 †	2.550	12/31/2015	18,000	0	(30)	0	(30)
	Receive	PLTMLNPM Index †	1,177.500	11/18/2015	2,000	0	(540)	0	(540)
	Receive	PLTMLNPM Index †	960.100	09/14/2016	2,000	0	(80)	0	(80)

CBK	Pay	DTDBRTCO 1Q16 †	1.050	03/31/2016	15,000	0	1	1	0
	Pay	DTDBRTCO 4Q15 †	1.050	12/31/2015	15,000	0	2	2	0
	Receive	HSFOCO 1Q16 †	13.950	03/31/2016	5,000	0	(6)	0	(6)
	Receive	HSFOCO 4Q15 †	13.950	12/31/2015	5,000	0	(7)	0	(7)
	Receive	JETNWECO 1Q16 †	13.570	03/31/2016	8,000	0	(9)	0	(9)
	Receive	JETNWECO 4Q15 †	13.570	12/31/2015	8,000	0	(9)	0	(9)
	Pay	LLSBRT 2H15 †	2.500	12/31/2015	9,000	0	(15)	0	(15)
	Receive	NAPCO 1Q16 †	7.250	03/31/2016	3,000	0	7	7	0

GST	Receive	EURMARGIN CAL16 †	6.050	12/31/2016	22,000	0	4	4	0
	Receive	EURMARGIN CAL16 †	6.380	12/31/2016	20,000	0	(3)	0	(3)
	Receive	EURTOP 1Q16 †	1.940	03/31/2016	24,000	0	(5)	0	(5)
	Receive	EURTOP 1Q16 †	2.040	03/31/2016	6,000	0	(2)	0	(2)
	Receive	EURTOP 1Q16 †	2.100	03/31/2016	21,000	0	(8)	0	(8)
	Receive	EURTOP 1Q16 †	2.130	03/31/2016	12,000	0	(5)	0	(5)
	Receive	EURTOP 1Q16 †	2.150	03/31/2016	10,000	0	(4)	0	(4)
	Receive	EURTOP 1Q16 †	2.210	03/31/2016	12,000	0	(6)	0	(6)
	Receive	EURTOP 4Q15 †	1.940	12/31/2015	24,000	0	7	7	0
	Receive	EURTOP 4Q15 †	2.040	12/31/2015	6,000	0	1	1	0
	Receive	EURTOP 4Q15 †	2.150	12/31/2015	11,000	0	1	1	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	95

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund  (Cont.)

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Receive	EURTOP 4Q15 †	$2.210	12/31/2015	12,000	$0	$0	$0	$0
	Pay	GOLDLNPM Index †	1,153.850	01/06/2016	2,000	0	77	77	0
	Pay	GOLDLNPM Index †	1,154.880	01/11/2016	1,000	0	35	35	0
	Receive	LLSBRT 2H15 †	7.750	12/31/2015	6,000	0	42	42	0
	Pay	LLSBRT 2H15 †	3.000	12/31/2015	18,000	0	(37)	0	(37)
	Pay	LLSBRT 2H15 †	2.400	12/31/2015	12,000	0	(18)	0	(18)
	Receive	LLSBRT CAL15 †	9.150	12/31/2015	6,000	0	49	49	0
	Receive	PLTMLNPM Index †	1,021.300	01/06/2016	2,000	0	(224)	0	(224)
	Receive	PLTMLNPM Index †	1,032.380	01/11/2016	1,000	0	(111)	0	(111)

JPM	Receive	EUROBOBCO 2Q3Q16 †	8.900	09/30/2016	42,000	0	38	38	0
	Receive	EUROBOBCO 2Q3Q16 †	8.950	09/30/2016	30,000	0	26	26	0
	Pay	EURTOP 4Q15 †	2.870	12/31/2015	21,000	0	14	14	0
	Pay	LLSBRT 2H15 †	2.300	12/31/2015	24,000	0	(34)	0	(34)
	Receive	LLSBRT CAL15 †	7.550	12/31/2015	45,000	0	299	299	0
	Receive	NAPCO CAL16 †	8.300	12/31/2016	48,000	0	65	65	0

MAC	Receive	CUAC 1Q16 †	25.750	03/31/2016	537,000	0	65	65	0
	Receive	CUAC 1Q16 †	28.000	03/31/2016	894,000	0	88	88	0
	Receive	CUAC 1Q16 †	29.000	03/31/2016	894,000	0	79	79	0
	Receive	CUAC 1Q16 †	36.250	03/31/2016	462,000	0	7	7	0
	Receive	CUAC 1Q16 †	36.750	03/31/2016	267,000	0	3	3	0
	Receive	CUAC 1Q16 †	37.000	03/31/2016	270,000	0	2	2	0
	Receive	CUAC 1Q16 †	39.000	03/31/2016	270,000	0	(3)	0	(3)
	Receive	CUAC 4Q15 †	41.500	12/31/2015	1,131,000	0	22	22	0
	Receive	CUAC 4Q15 †	46.500	12/31/2015	882,000	0	(27)	0	(27)
	Receive	CUAC 4Q15 †	48.000	12/31/2015	220,000	0	(10)	0	(10)
	Receive	CUAC 4Q15 †	49.000	12/31/2015	1,984,000	0	(111)	0	(111)
	Receive	CUAC 4Q15 †	50.000	12/31/2015	1,764,000	0	(116)	0	(116)
	Pay	CUAC V5 †	44.000	10/30/2015	504,000	0	(19)	0	(19)
	Pay	CUAC V5 †	45.500	10/30/2015	630,000	0	(14)	0	(14)
	Pay	CUAC V5 †	47.100	10/30/2015	356,000	0	(2)	0	(2)
	Pay	CUAC V5 †	48.750	10/30/2015	504,000	0	5	5	0
	Receive	CUAC X5 †	42.000	11/30/2015	504,000	0	8	8	0
	Receive	CUAC X5 †	43.000	11/30/2015	356,000	0	2	2	0
	Receive	CUAC X5 †	43.240	11/30/2015	630,000	0	3	3	0
	Receive	CUAC X5 †	45.750	11/30/2015	504,000	0	(11)	0	(11)

MYC	Pay	BRTDUBAI CAL15 †	2.680	12/31/2015	6,000	0	(4)	0	(4)
	Pay	LLSBRT CAL15 †	3.300	12/31/2015	9,000	0	(22)	0	(22)

						$(13)	$(23)	$1,626	$(1,662)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	2.212%	$ 3,100	$(73)	$(74)	$0	$(147)

BRC	Indonesia Government International Bond	1.000%	12/20/2019	2.212%	900	(21)	(22)	0	(43)

HUS	Indonesia Government International Bond	1.000%	12/20/2019	2.212%	100	(2)	(3)	0	(5)

						$(96)	$(99)	$0	$(195)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

96	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030		GBP	1,100	$0	$74	$74	$0
	Receive	3-Month USD-CPURNSA Index †	0.445%	09/09/2016	$		19,000	0	(5)	0	(5)
	Receive	3-Month USD-CPURNSA Index †	0.425%	09/09/2016			19,000	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA Index †	0.435%	09/11/2016			19,000	0	(3)	0	(3)
	Receive	3-Month USD-CPURNSA Index †	0.435%	09/14/2016			12,900	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA Index †	0.410%	09/14/2016			17,100	0	2	2	0
	Receive	3-Month USD-CPURNSA Index †	0.415%	09/23/2016			41,000	0	4	4	0
	Receive	3-Month USD-CPURNSA Index †	0.400%	09/25/2016			18,000	0	4	4	0
	Receive	3-Month USD-CPURNSA Index	1.730%	08/26/2025			300	0	(2)	0	(2)

BPS	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030		GBP	1,100	5	60	65	0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044			500	4	65	69	0
	Pay	1-Year BRL-CDI	14.560%	01/04/2021		BRL	10,700	(1)	(52)	0	(53)
	Receive	3-Month USD-CPURNSA Index	1.560%	11/05/2016	$		22,400	0	(513)	0	(513)

CBK	Pay	1-Month GBP-UKRPI	3.350%	05/15/2030		GBP	700	0	36	36	0
	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030			1,400	1	93	94	0
	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030			4,200	(14)	146	132	0

DUB	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030			1,600	3	47	50	0
	Pay	1-Month GBP-UKRPI	3.363%	08/15/2030			13,300	0	556	556	0
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		BRL	2,200	0	(28)	0	(28)
	Pay	1-Year BRL-CDI	14.500%	01/04/2021			15,800	0	(84)	0	(84)
	Receive	3-Month EUR-EXT-CPI Index	0.320%	08/15/2017		EUR	3,300	0	9	9	0
	Receive	3-Month EUR-EXT-CPI Index	0.605%	09/15/2018			100	0	0	0	0
	Receive	3-Month USD-CPURNSA Index	0.070%	12/22/2015			$6,600	0	(10)	0	(10)
	Receive	3-Month USD-CPURNSA Index	1.480%	11/20/2016			27,900	0	(588)	0	(588)
	Receive	3-Month USD-CPURNSA Index	1.473%	11/21/2016			6,800	0	(142)	0	(142)

FBF	Pay	1-Month GBP-UKRPI	3.353%	05/15/2030		GBP	300	0	16	16	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044			300	0	42	42	0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045			100	1	(4)	0	(3)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		BRL	2,000	0	(26)	0	(26)
	Pay	1-Year BRL-CDI	14.560%	01/04/2021			8,800	0	(43)	0	(43)
	Receive	3-Month EUR-EXT-CPI Index	0.615%	09/15/2018		EUR	100	0	0	0	0

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030		GBP	2,830	0	46	46	0
	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030			1,200	4	67	71	0
	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030			4,100	(13)	142	129	0
	Pay	1-Year BRL-CDI	13.730%	01/02/2018		BRL	24,700	(2)	(194)	0	(196)
	Receive	3-Month EUR-EXT-CPI Index	0.650%	09/15/2018		EUR	100	0	(1)	0	(1)

HUS	Receive	1-Year BRL-CDI	13.403%	01/02/2018		BRL	24,700	0	230	230	0
	Pay	1-Year BRL-CDI	13.421%	01/04/2021			7,500	0	(97)	0	(97)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021			17,600	2	(226)	0	(224)
	Pay	1-Year BRL-CDI	14.500%	01/04/2021			9,600	(1)	(50)	0	(51)

JPM	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030		GBP	200	0	12	12	0

MYC	Pay	1-Month GBP-UKRPI	3.320%	05/15/2030			1,800	0	79	79	0
	Receive	3-Month USD-CPURNSA Index	1.533%	11/07/2016	$		3,400	0	(76)	0	(76)

RYL	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017			2,000	4	(129)	0	(125)

UAG	Receive	3-Month EUR-EXT-CPI Index	0.610%	09/15/2018		EUR	600	0	(1)	0	(1)

								$(7)	$(548)	$1,720	$(2,275)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	BCOMTR Index †	10,518	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$	1,877	$(16)	$0	$(16)
	Receive	DWRTFT Index	130	1-Month USD-LIBOR plus a specified spread	08/15/2016		1,038	26	26	0

BPS	Receive	BCOMF1T Index †	142,304	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		48,375	(354)	0	(354)
	Pay	BCOMTR Index †	206,466	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		36,839	299	299	0

CBK	Receive	BCOMF1T Index †	1,037	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		352	(3)	0	(3)
	Receive	BCOMTR Index †	101,003	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		8,910	(78)	0	(78)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	97

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund  (Cont.)

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount			Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Receive	BCOMF1T Index †	22,860	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$		7,771	$(57)	$0	$(57)
	Receive	BCOMGC Index †	429,476	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016			59,081	673	673	0

GST	Receive	DWRTFT Index	747	1-Month USD-LIBOR plus a specified spread	11/20/2015			5,915	197	197	0
	Receive	DWRTFT Index	1,143	1-Month USD-LIBOR plus a specified spread	03/31/2016			9,051	215	215	0
	Receive	DWRTFT Index	3,548	1-Month USD-LIBOR plus a specified spread	06/15/2016			28,094	934	934	0

JPM	Receive	EURO STOXX Banks Index	19,895	1-Month USD-LIBOR plus a specified spread	05/16/2016		EUR	2,744	(146)	0	(146)
	Receive	BCOMCO1 Index †	55,163	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016		$	13,954	181	181	0
	Pay	BCOMCOT Index †	26,208	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016			14,165	(86)	0	(86)
	Receive	BCOMF1T Index †	227,983	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016			77,500	(567)	0	(567)
	Pay	BCOMTR Index †	45,237	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016			8,072	69	69	0
	Receive	JMABFNJ1 Index †	120,695	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016			12,217	(106)	0	(106)
	Receive	JMABNICP Index †	47,449	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016			21,052	133	133	0

MAC	Receive	BCOMTR Index †	10,680	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016			717	(6)	0	(6)

									$1,308	$2,727	$(1,419)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	SPGCCLP Index (6)†	8.851%	06/16/2017	$	784	$0	$4	$4	$0

BPS	Receive	SPGCIAP Index (6)†	3.706%	12/02/2015		910	0	2	2	0

DUB	Pay	SPGCCLP Index (6)†	6.376%	11/17/2015		1,150	0	(175)	0	(175)
	Receive	WTI Crude December Futures (6)†	4.203%	11/17/2015		1,420	0	163	163	0

GST	Pay	Copper December Futures (6)†	9.151%	12/02/2015		1,157	0	8	8	0
	Pay	GOLDLNPM Index (6)†	6.126%	11/25/2015		1,960	0	78	78	0
	Pay	GOLDLNPM Index (6)†	7.784%	03/24/2020		5,735	0	(30)	0	(30)
	Pay	GOLDLNPM Index (6)†	7.840%	04/06/2020		3,036	0	(16)	0	(16)
	Pay	GOLDLNPM Index (6)†	7.840%	04/09/2020		3,036	0	(17)	0	(17)
	Pay	GOLDLNPM Index (6)†	7.896%	04/14/2020		2,025	0	(10)	0	(10)
	Pay	GOLDLNPM Index (6)†	8.585%	04/27/2020		2,389	0	3	3	0
	Pay	GOLDLNPM Index (6)†	8.703%	04/28/2020		2,373	0	6	6	0
	Pay	SPGCCLP Index (6)†	12.076%	06/16/2017		784	0	21	21	0
	Receive	SLVRLND Index (6)†	10.890%	11/25/2015		1,470	0	(63)	0	(63)

JPM	Receive	Aluminum December Futures (6)†	3.610%	12/02/2015		921	0	(2)	0	(2)
	Pay	GOLDLNPM Index (6)†	10.890%	04/29/2020		8,939	0	208	208	0
	Pay	GOLDLNPM Index (6)†	11.156%	05/07/2020		3,742	0	95	95	0
	Pay	GOLDLNPM Index (6)†	9.000%	07/24/2020		5,267	0	10	10	0

MYC	Pay	GOLDLNPM Index (6)†	5.406%	04/21/2016		260	0	7	7	0
	Receive	SLVRLND Index (6)†	9.151%	04/21/2016		200	0	(3)	0	(3)

SOG	Pay	Nikkei 225 Index (6)	1.850%	12/09/2016		1,613,129	0	(33)	0	(33)
	Pay	Nikkei 225 Index (6)	2.000%	12/09/2016		3,489,038	0	(53)	0	(53)

							$0	$203	$605	$(402)

Total Swap Agreements							$(116)	$841	$6,678	$(5,953)

(6)	Variance Swap

98	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(n)	Securities with an aggregate market value of $4,590 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (8)
PIMCO Inflation Response Multi-Asset Fund
BOA	$192	$0	$100	$292	$(57)	$(12)	$(149)	$(218)	$74	$0	$74
BPS	0	0	134	134	0	(1)	(566)	(567)	(433)	399	(34)
BRC	0	0	0	0	(5)	0	(43)	(48)	(48)	0	(48)
CBK	365	7	262	634	(74)	0	0	(74)	560	(2,560)	(2,000)
DUB	474	50	615	1,139	(440)	(305)	(852)	(1,597)	(458)	375	(83)
FBF	216	0	58	274	(18)	(1,133)	(72)	(1,223)	(949)	1,118	169
GLM	31	17	246	294	(333)	(336)	(197)	(866)	(572)	668	96
GST	0	0	1,346	1,346	0	0	0	0	1,346	(1,110)	236
HUS	1,713	0	230	1,943	(2)	0	(377)	(379)	1,564	(1,100)	464
JPM	13,961	35	12	14,008	(4,537)	(183)	(146)	(4,866)	9,142	(9,330)	(188)
MSB	6	0	0	6	(15)	0	0	(15)	(9)	0	(9)
MYC	0	672	79	751	0	(401)	(76)	(477)	274	(270)	4
NGF	0	14	0	14	(2)	(30)	0	(32)	(18)	0	(18)
RYL	0	0	0	0	0	0	(125)	(125)	(125)	29	(96)
SCX	418	0	0	418	(25)	0	0	(25)	393	0	393
SOG	0	0	0	0	(43)	0	(86)	(129)	(129)	0	(129)
UAG	271	0	0	271	(220)	0	(1)	(221)	50	0	50

PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
BOA	9	10	340	359	0	0	(48)	(48)	311	(480)	(169)
BPS	0	50	649	699	0	0	(1,154)	(1,154)	(455)	448	(7)
CBK	240	0	10	250	(61)	0	(127)	(188)	62	0	62
DEU	0	0	0	0	0	(67)	0	(67)	(67)	0	(67)
DUB	0	0	163	163	0	0	(175)	(175)	(12)	(60)	(72)
GLM	40	0	673	713	(9)	0	(57)	(66)	647	(1,530)	(883)
GST	0	36	332	368	0	(89)	(559)	(648)	(280)	301	21
JPM	20	76	1,138	1,234	(10)	(8)	(795)	(813)	421	374	795
MAC	0	0	284	284	0	(353)	(319)	(672)	(388)	408	20
MYC	0	0	7	7	0	0	(29)	(29)	(22)	0	(22)
NAB	0	0	0	0	(48)	0	0	(48)	(48)	0	(48)
SCX	0	0	0	0	(37)	0	0	(37)	(37)	0	(37)
SOG	0	58	0	58	0	0	0	0	58	0	58
UAG	7	0	0	7	0	0	0	0	7	0	7

Total Over the Counter	$17,963	$1,025	$6,678	$25,666	$(5,936)	$(2,918)	$(5,953)	$(14,807)

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$47	$0	$689	$0	$21	$757
Futures	2,261	0	199	0	124	2,584
Swap Agreements	0	1	0	0	199	200

	$2,308	$1	$888	$0	$344	$3,541

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	99

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund  (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,963	$0	$17,963
Purchased Options	230	0	0	0	795	1,025
Swap Agreements	3,453	0	1,505	0	1,720	6,678

	$3,683	$0	$1,505	$17,963	$2,515	$25,666

	$5,991	$1	$2,393	$17,963	$2,859	$29,207

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$249	$0	$146	$0	$0	$395
Futures	2,359	0	723	0	68	3,150
Swap Agreements	0	0	0	0	609	609

	$2,608	$0	$869	$0	$677	$4,154

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,936	$0	$5,936
Written Options	529	0	0	1,176	1,213	2,918
Swap Agreements	3,145	195	338	0	2,275	5,953

	$3,674	$195	$338	$7,112	$3,488	$14,807

	$6,282	$195	$1,207	$7,112	$4,165	$18,961

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(683)	$0	$(67)	$0	$(7)	$(757)
Written Options	1,114	0	303	0	35	1,452
Futures	15,276	0	(1,380)	0	(3,088)	10,808
Swap Agreements	0	62	0	0	3,333	3,395

	$15,707	$62	$(1,144)	$0	$273	$14,898

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,250	$0	$4,250
Purchased Options	(74)	0	722	(8)	(186)	454
Written Options	(410)	62	930	655	1,338	2,575
Swap Agreements	(15,560)	21	(4,158)	(16)	693	(19,020)

	$(16,044)	$83	$(2,506)	$4,881	$1,845	$(11,741)

	$(337)	$145	$(3,650)	$4,881	$2,118	$3,157

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$47	$0	$(69)	$0	$(43)	$(65)
Written Options	335	0	(71)	0	0	264
Futures	(18,130)	0	146	0	(43)	(18,027)
Swap Agreements	0	(32)	0	0	(3,119)	(3,151)

	$(17,748)	$(32)	$6	$0	$(3,205)	$(20,979)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,011)	$0	$(8,011)
Purchased Options	191	0	(926)	0	(233)	(968)
Written Options	(294)	(8)	(710)	211	124	(677)
Swap Agreements	(3,094)	(129)	346	0	17	(2,860)

	$(3,197)	$(137)	$(1,290)	$(7,800)	$(92)	$(12,516)

	$(20,945)	$(169)	$(1,284)	$(7,800)	$(3,297)	$(33,495)

100	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$59,536	$0	$59,536
Industrials	0	10,884	0	10,884
Utilities	0	1,429	0	1,429
Municipal Bonds & Notes
West Virginia	0	157	0	157
U.S. Government Agencies	0	7,612	0	7,612
U.S. Treasury Obligations	0	529,916	0	529,916
Mortgage-Backed Securities	0	22,458	0	22,458
Asset-Backed Securities	0	19,792	0	19,792
Sovereign Issues	0	83,126	0	83,126
Common Stocks
Financials	12,001	0	0	12,001
Health Care	3,765	0	0	3,765
Industrials	1,553	0	0	1,553
Information Technology	906	0	0	906
Materials	1,314	0	0	1,314
Exchange-Traded Funds	23,846	0	0	23,846
Real Estate Investment Trusts
Financials	15,808	0	0	15,808
Short-Term Instruments
Repurchase Agreements	0	43,635	0	43,635
Short-Term Notes	0	14,795	0	14,795
U.S. Treasury Bills	0	16,500	0	16,500
	$59,193	$809,840	$0	$869,033

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Mutual Funds	$103,042	$0	$0	$103,042
Short-Term Instruments
Central Funds Used for Cash Management Purposes	180	0	0	180
	$103,222	$0	$0	$103,222

Total Investments	$162,415	$809,840	$0	$972,255

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(63,151)	$0	$(63,151)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,635	906	0	3,541
Over the counter	0	25,558	108	25,666
	$2,635	$26,464	$108	$29,207

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,398)	(748)	0	(4,146)
Over the counter	(126)	(14,242)	(439)	(14,807)
	$(3,524)	$(14,990)	$(439)	$(18,953)

Totals	$161,526	$758,163	$(331)	$919,358

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	101

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily declaring dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. For non-daily declaring dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per

102	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2015 (Unaudited)

share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Real Return Strategy Fund, except the PIMCO Real Return Asset and PIMCO Real Return Limited Duration Funds, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the PIMCO Real Return Asset and PIMCO Real Return Limited Duration Funds are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statements of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, or a line of credit, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows, as applicable, have been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	103

Notes to Financial Statements (Cont.)

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has

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delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S.

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bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as

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Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Exchange-Traded Funds  Certain Funds may invest in ETFs, which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or Funds. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the

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Notes to Financial Statements (Cont.)

underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2015, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Funds’ prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedules of Investments.

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U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The PIMCO Inflation Response Multi-Asset Fund (“IRMA Fund”) may invest assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, except funds of funds, (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2015 (amounts in thousands†):

PIMCO Inflation Response Multi-Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Currency Fund	$110,500	$1,398	$(620)	$(109)	$(8,127)	$103,042	$1,399	$0
PIMCO Short-Term Floating NAV Portfolio*	18	0	(18)	(0)	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	40,462	143,314	(183,600)	8	(4)	180	13	0
Totals	$150,980	$144,712	$(184,238)	$(101)	$(8,131)	$103,222	$1,412	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered

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Notes to Financial Statements (Cont.)

to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Real Return Asset Fund	$ 11	$ 0	$ (11)	$ 0	$ 0	$ 0	$ 0	$ 0
PIMCO CommoditiesPLUS® Strategy Fund	18	0	(18)	0	0	0	0	0

†     A zero balance may reflect actual amounts rounding to less than one thousand.

*    Effective July 1, 2015, the Portfolio was liquidated.

(1)      A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Real Return Asset Fund	$ 150	$ 496,126	$ (496,100)	$ 1	$ 0	$ 177	$ 27	$ 0
PIMCO Real Return Limited Duration Fund	0	700	(600)	0	0	100	0	0
PIMCO RealEstateRealReturn Strategy Fund	95,950	591,835	(687,670)	19	(4)	130	34	0
PIMCO CommoditiesPLUS® Strategy Fund	97,185	1,643,234	(1,724,800)	97	(5)	15,711	233	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The

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agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the

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option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements.

A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  Certain Funds may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions   Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  Certain Funds may write or purchase options on exchange-traded funds (“ETF Option”). An ETF

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Option uses a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Commodity Forward Swap Agreements  Certain Funds may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection

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on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap

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agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Volatility Swap Agreements  Certain Funds also may enter into forward volatility agreements, also known as volatility swaps. In a volatility swap, the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying reference instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying reference instrument. For example, a Fund may enter into a volatility swap in order to take the position that the reference instrument’s volatility will increase over a particular period of time. If the reference instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the reference instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the reference instrument’s volatility does not increase over the specified time, the Funds will make a payment to the counterparty based upon the amount by which the reference instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Funds would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Funds would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

In the normal course of business, the Funds (or Underlying PIMCO Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

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Investments in Mutual Funds  To the extent that certain Funds invest substantially all of their respective assets in Underlying PIMCO Funds, the risks associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The NAV of each Fund will fluctuate in response to changes in the respective NAV of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary. Investing indirectly in Underlying PIMCO Funds involves certain additional expenses and tax effects that would not be present in a direct investment in the Underlying PIMCO Funds.

Certain Funds’ investment performance depends upon how each Fund’s assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  A Fund’s (or Underlying PIMCO Funds’) investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund (or Underlying PIMCO Funds) may lose money if these changes are not anticipated by a Fund (or Underlying PIMCO Funds) management. A Fund (or Underlying PIMCO Funds) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund (or Underlying PIMCO Funds) to lose value. If a Fund (or Underlying PIMCO Funds) lost enough value, the Fund (or Underlying PIMCO Funds) could face increased redemptions by shareholders, which could further impair its performance.

Certain Funds (or Underlying PIMCO Funds) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s (or Underlying PIMCO Funds’) performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of certain Funds (or Underlying PIMCO Funds) could be lost through fraud or

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negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for certain Funds (or Underlying PIMCO Funds) to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If a Fund (or Underlying PIMCO Funds) invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Funds’), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Funds’) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Funds’) investments in foreign currency-denominated securities may reduce the Fund’s (or Underlying PIMCO Funds’) returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Funds’) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Funds) will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund (or Underlying PIMCO Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Funds) has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds (or Underlying PIMCO Funds) through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Funds) exceed a predetermined threshold, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Funds) in the form of cash or securities equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Funds). A Fund (or Underlying PIMCO Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Funds) subsequently decreases, the Fund (or Underlying PIMCO Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund (or Underlying PIMCO Funds) has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	117

Notes to Financial Statements (Cont.)

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances,

118	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2015 (Unaudited)

the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund III and VII, Ltd. (each a “Commodity Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (“Consolidated Funds”), respectively, in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Consolidated Fund (amounts in thousands).

	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund
	PIMCO Cayman Commodity Fund III, Ltd.	PIMCO Cayman Commodity Fund VII, Ltd.
Date of Incorporation	04/14/2010	08/01/2011
Subscription Agreement	05/07/2010	08/31/2011
Fund Net Assets	$2,738,371	$614,986
Subsidiary % of Fund Net Assets	28.8%	28.4%
Subsidiary Financial Statement Information
Total assets	$841,938	$184,097
Total liabilities	54,632	9,231
Net assets	$787,306	$174,866
Total income	1,510	355
Net investment income (loss)	(2,021)	(254)
Net realized gain (loss)	(188,646)	(746)
Net change in unrealized appreciation (depreciation)	(165,906)	(20,783)
Increase (decrease) in net assets resulting from operations	$(356,573)	$(21,783)

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	119

Notes to Financial Statements (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
PIMCO Real Return Asset Fund	0.30%	0.25%	0.35%	N/A	0.40%	N/A
PIMCO Real Return Limited Duration Fund	0.20%	0.20%	0.30%	N/A	0.35%	N/A
PIMCO RealEstateRealReturn Strategy Fund	0.49%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO CommoditiesPLUS® Strategy Fund	0.49%	0.25%	0.35%	0.25%	0.50%	0.50%
PIMCO Inflation Response Multi-Asset Fund	0.65%	0.25%	0.35%	N/A	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO Real Return Limited Duration Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

120	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2015 (Unaudited)

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has agreed to waive a portion of the PIMCO Real Return Limited Duration Fund’s Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. As of September 30, 2015, there were no recoverable amounts.

(f) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class and Class M shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2016, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the IRMA Fund’s management fees are greater than or equal to the management fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2015, the amount was $468,018.

Each Commodity Subsidiary has entered into a separate contract with PIMCO for the management of each Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fees it receives from each Commodity Subsidiary in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by each Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with each Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2015, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO CommoditiesPLUS® Strategy Fund	$3,495
PIMCO Inflation Response Multi-Asset Fund	607

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Real Return Asset Fund	$48,643	$15,136
PIMCO RealEstateRealReturn Strategy Fund	1,592	8,848
PIMCO CommoditiesPLUS® Strategy Fund	5,656	13,584
PIMCO Inflation Response Multi-Asset Fund	11,466	7,235

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	121

Notes to Financial Statements (Cont.)

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Real Return Asset Fund	$2,454,342	$2,541,569	$316,669	$302,193
PIMCO Real Return Limited Duration Fund	4,686	107	593	9
PIMCO RealEstateRealReturn Strategy Fund	1,421,154	1,339,150	172,405	187,407
PIMCO CommoditiesPLUS® Strategy Fund	2,973,314	2,775,440	283,916	580,159
PIMCO Inflation Response Multi-Asset Fund	1,161,498	927,328	107,191	122,096

122	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2015 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Real Return Asset Fund (1)				PIMCO Real Return Limited Duration Fund (2)
	Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015		Period from 06/30/2015 to 09/30/2015 (Unaudited)
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	17,897	$145,803	376,862	$3,188,924	310	$3,100
Class P	114	954	554	4,721	1	10
Administrative Class	0	0	0	0	0	0
Class D	182	1,514	111	944	1	10
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	3,653	29,569	1,165	9,925	2	21
Class P	7	54	9	76	0	0
Administrative Class	0	0	0	0	0	0
Class D	2	18	0	0	0	0
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(77,904)	(631,515)	(48,188)	(408,289)	0	0
Class P	(167)	(1,352)	(384)	(3,252)	0	0
Administrative Class	0	0	0	0	0	0
Class D	(31)	(254)	0	0	0	0
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(56,247)	$(455,209)	330,129	$2,793,049	314	$3,141

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	123

Notes to Financial Statements (Cont.)

	PIMCO RealEstateRealReturn Strategy Fund (3)				PIMCO CommoditiesPLUS® Strategy Fund (4)
	Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015		Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015
	Shares ~	Amount	Shares ~	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	8,076	$62,354	84,013	$795,814	37,662	$263,031	174,474	$1,688,759
Class P	1,890	14,466	13,508	122,693	30,367	214,016	124,132	1,168,309
Administrative Class	0	0	0	0	61	466	925	8,651
Class D	4,311	30,484	26,023	224,596	7,029	48,772	38,828	380,629
Class A	6,009	42,738	21,237 ^	178,548 ^	2,184	15,755	5,207	50,210
Class B	0	0	4	36	0	0	0	0
Class C	2,268	14,319	9,856	76,013	334	2,239	1,387	12,980
Class R	0	0	0	0	83	571	161	1,544
Issued as reinvestment of distributions
Institutional Class	7,995	60,053	64,694	525,107	3,467	23,673	16,517	148,112
Class P	459	3,394	3,364	26,802	1,323	8,934	4,063	36,038
Administrative Class	0	0	0	0	10	65	14	121
Class D	1,329	9,180	9,692	72,380	370	2,483	1,298	11,612
Class A	1,593	10,934	10,109	75,223	44	297	228	2,142
Class B	0	0	30	201	0	0	0	0
Class C	1,232	7,480	7,596	50,363	16	101	73	625
Class R	0	0	0	0	2	15	7	63
Cost of shares redeemed
Institutional Class	(36,638)	(285,932)	(267,772)	(2,523,910)	(140,223)	(1,034,487)	(193,929)	(1,712,820)
Class P	(5,876)	(45,504)	(11,051)	(97,749)	(54,573)	(383,044)	(171,342)	(1,459,223)
Administrative Class	0	0	0	0	(52)	(349)	(218)	(1,941)
Class D	(12,204)	(87,663)	(23,526)	(197,260)	(7,306)	(51,988)	(21,293)	(182,319)
Class A	(12,013)	(84,261)	(23,483)	(198,043)	(2,740)	(18,240)	(9,034)	(89,463)
Class B	0	0	(170)^	(1,284)^	0	0	0	0
Class C	(5,564)	(34,636)	(9,060)	(68,515)	(409)	(2,822)	(1,254)	(10,628)
Class R	0	0	0	0	(30)	(211)	(79)	(687)
Net increase (decrease) resulting from Fund share transactions	(37,133)	$(282,594)	(84,936)	$(938,985)	(122,381)	$(910,723)	(29,835)	$52,714

124	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2015 (Unaudited)

	PIMCO Inflation Response Multi-Asset Fund (5)
	Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	5,064	$43,628	72,476	$722,463
Class P	4	43	29	281
Class D	140	1,192	708	6,699
Class A	180	1,541	639	6,198
Class C	19	164	80	771
Class R	12	106	45	411
Issued as reinvestment of distributions
Institutional Class	1,434	12,006	6,084	53,185
Class P	3	24	18	155
Class D	28	233	156	1,351
Class A	24	196	115	993
Class C	4	29	24	203
Class R	1	8	3	30
Cost of shares redeemed
Institutional Class	(3,918)	(33,332)	(80,185)	(766,442)
Class P	(28)	(248)	(245)	(2,326)
Class D	(1,201)	(9,765)	(1,108)	(10,262)
Class A	(255)	(2,155)	(703)	(6,553)
Class C	(82)	(674)	(157)	(1,447)
Class R	(13)	(112)	(14)	(125)
Net increase (decrease) resulting from Fund share transactions	1,416	$12,884	(2,035)	$5,585

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.
^	At the NYSE Close on March 25, 2015, 169 Class B shares in the amount of $592 converted into Class A shares of the Fund.
(1)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 92% of the Fund, and each of the two shareholders are related parties of the Fund.*
(2)	As of September 30, 2015, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 96% of the Fund, and the shareholder is a related party of the Fund.*
(3)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 45% of the Fund, and each of the two shareholders are related parties of the Fund.*
(4)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 29% of the Fund, and each of the two shareholders are related parties of the Fund.*
(5)	As of September 30, 2015, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 24% of the Fund.
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	125

Notes to Financial Statements (Cont.)

September 30, 2015 (Unaudited)

At a meeting held on May 11-12, 2015, the Board approved a reverse share split for each class of the PIMCO RealEstateRealReturn Strategy Fund, pursuant to which shareholders received one share in exchange for every two shares of the PIMCO RealEstateRealReturn Strategy Fund.

The reverse share splits were effective August 7, 2015. While the reverse share splits reduced the number of outstanding shares of each class of the Fund, they proportionately increased the NAV per share of each class of the Fund such that the aggregate market value of the Fund’s shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Fund, with the Fund affecting its reverse share split at its own ratio, to result in a NAV per share closer to $10.00. The reverse share splits does not alter the rights or total value of a shareholder’s investment in the Fund, nor are they a taxable event for Fund investors.

The Shares of Beneficial Interest and Financial Highlights prior to August 7, 2015 for the Funds have been adjusted to reflect the reverse share split.

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as a defendant in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds, through the Underlying PIMCO Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any Investments in its respective Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no

126	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2015 (Unaudited)

assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, an Underlying PIMCO Fund Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

As of March 31, 2015, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

Expiration of Accumulated Capital Losses (amounts in thousands) (1)
	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO Real Return Asset Fund	$—	$—	$—	$—
PIMCO RealEstateRealReturn Strategy Fund*	—	8,079	49,321	—
PIMCO CommoditiesPLUS™ Strategy Fund	—	—	—	—
PIMCO Inflation Response Multi-Asset Fund	—	—	—	—
PIMCO Real Return Limited Duration Fund	—	—	—	—

(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2015, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Real Return Asset Fund	$16,284	$12,772
PIMCO RealEstateRealReturn Strategy Fund	34,368	—
PIMCO CommoditiesPLUS™ Strategy Fund	—	—
PIMCO Inflation Response Multi-Asset Fund	5,897	2,312

(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (2)
PIMCO Real Return Asset Fund	$4,171,006	$4,573	$(217,470)	$(212,897)
PIMCO Real Return Limited Duration Fund	4,414	8	(89)	(81)
PIMCO RealEstateRealReturn Strategy Fund	3,377,250	14,691	(78,176)	(63,485)
PIMCO CommoditiesPLUS® Strategy Fund	5,203,266	18,671	(2,069,848)	(2,051,177)
PIMCO Inflation Response Multi-Asset Fund	1,039,479	4,461	(71,685)	(67,224)

(2)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	127

Notes to Financial Statements (Cont.)

September 30, 2015 (Unaudited)

16. SUBSEQUENT EVENTS

Effective October 1, 2015, the advisory fee for the PIMCO Inflation Response Multi-Asset Fund was decreased by 0.21% to 0.44% causing the Fund’s Total Annual Fund Operating Expenses to decrease.

On November 6, 2015, the Board approved the liquidation of Class R shares of PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund. The liquidation of Class R shares is expected to occur on or about January 22, 2016.

There were no other subsequent events identified that require recognition or disclosure.

128	PIMCO REAL RETURN STRATEGY FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SAL	Citigroup Global Markets, Inc.
CIB	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	SCX	Standard Chartered Bank
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	SGY	Societe Generale, New York
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale
FAR	Wells Fargo Bank National Association	MSC	Morgan Stanley & Co., Inc.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	TDM	TD Securities (USA) LLC
GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	HUF	Hungarian Forint	SGD	Singapore Dollar
CAD	Canadian Dollar	INR	Indian Rupee	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	TRY	Turkish New Lira
COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand
GBP	British Pound	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
BCOMCO1	Bloomberg Brent Crude Sub-Index 1-Month Forward	CUAC	Corn-Ethanol Spread Calendar Swap	JMABNICP	JPMorgan Nic P Custom Index
BCOMCOT	Bloomberg Brent Crude TR	DTDBRTCO	Dated Brent Crack Calendar Swap	LLSBRT 2H15	2nd Half 2015 LLS-Brent Spread Calendar Swap
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	DWRTFT	Dow Jones Wilshire REIT Total Return Index	LLSBRT CAL15	2015 LLS-Brent Spread Calendar Swap
BCOMF3T	Bloomberg 3-Month Forward Total Return Commodity	EURMARGIN	European Refined Margin	NAPCO 1Q16	Naphtha Crack Spread
BCOMGC	Bloomberg Gold Sub-Index	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	NAPCO CAL16	Naphtha Crack Spread
BCOMHG	Bloomberg Copper Sub-Index	EURTOP	European Refining/Topping Margin-comprised of 50% Jet Fuel/20% Naptha/30% Fuel Oil vs. Dated Brent	PLTMLNPM	London Platinum & Palladium Market PM Fix
BCOMTR	Bloomberg Commodity Index Total Return	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	SLVRLND	London Silver Market Fixing Ltd.
CDX.HY	Credit Derivatives Index - High Yield	FRCPI	France Consumer Price Index	SPGCENP	S&P GSCI Energy Official Close Index ER
CDX.IG	Credit Derivatives Index - Investment Grade	GOLDLNPM	London Gold Market Fixing Ltd. PM	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	GSCI	Goldman Sachs Commodity Index	SPGCNGP	S&P Goldman Sachs Commodity Natural Gas Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JETNWECO	NWE CIF Jet Fuel Crack Spread	UKRPI	United Kingdom Retail Price Index
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	JMABFNJ1	J.P. Morgan FNJ 1 Index	ULSD	Ultra-Low Sulfur Diesel

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	MSCI	Morgan Stanley Capital International	RMBS	Residential Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	oz.	Ounce	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation	RBOB	Reformulated Blendstock for Oxygenate Blending	YOY	Year-Over-Year

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	129

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees

130	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	131

Approval of Investment Advisory Contract and Other Agreements (Cont.)

collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in

132	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	133

Approval of Investment Advisory Contract and Other Agreements (Cont.)

information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group”

of comparable funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

134	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	135

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

136	PIMCO REAL RETURN STRATEGY FUNDS

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Funds’ Annual Report to shareholders for the fiscal year ended March 31, 2015.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	137

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4006SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Low Duration Fund II

PIMCO Low Duration Fund III

PIMCO Money Market Fund

PIMCO Short Asset Investment Fund

PIMCO Short-Term Fund

Share Classes

■	Institutional
■	M
■	P
■	Administrative
■	D
■	A
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		12
Benchmark Descriptions		14
Financial Highlights		16
Statements of Assets and Liabilities		24
Statements of Operations		26
Statements of Changes in Net Assets		27
Notes to Financial Statements		75
Glossary		96
Approval of Investment Advisory Contract and Other Agreements		97
Results of Proxy Voting		104

Fund	Fund Summary	Schedule of Investments

PIMCO Government Money Market Fund	6	29
PIMCO Low Duration Fund II	7	31
PIMCO Low Duration Fund III	8	39
PIMCO Money Market Fund	9	51
PIMCO Short Asset Investment Fund	10	53
PIMCO Short-Term Fund	11	59

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was 2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

2	PIMCO SHORT DURATION STRATEGY FUNDS

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: new/small fund risk, interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A

Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage-and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

In July 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act (the “Amendments”) to adopt several reforms. First, the Amendments allow (or, in certain circumstances, require) a money market fund to impose liquidity fees and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period when a fund’s liquidity levels fall below certain thresholds. Second, the Amendments require institutional prime money market funds that do not qualify as “retail” or “government” money market funds to transact fund shares based on a market-based NAV (i.e., these funds will be required to float their NAVs). “Government” money market funds will be permitted to transact fund shares at an NAV calculated using the amortized cost valuation method. Additionally, the Amendments impose new disclosure and reporting requirements as well as enhanced portfolio diversification requirements. “Retail” money market funds as defined in the Amendments are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the funds to natural persons. “Government” money market funds as defined in the Amendments are money market funds that invest 99.5% or more of their total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities. “Institutional prime” money market funds as defined by the Amendments are money market funds that do not qualify as retail or government money market funds. The Amendments have staggered compliance dates. Compliance with a majority of the Amendments will be required on October 14, 2016, two years after the effective date for the Amendments. The degree to which a money market fund will be impacted by the Amendments will depend upon

4	PIMCO SHORT DURATION STRATEGY FUNDS

the type of fund (institutional, retail or government) and type of investors (retail or institutional). At this time, management is evaluating the potential impact of the Amendments on the PIMCO money market funds.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. (These charges do not apply to the

PIMCO Government Money Market Fund or PIMCO Money Market Fund.) The Cumulative Returns chart reflects only Institutional Class performance (or Class M in the case of the PIMCO Government Money Market Fund). Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable) is typically lower than Institutional Class (or Class M) performance due to the lower expenses paid by Institutional Class (or Class M) shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class (or Class M) of the relevant Fund commenced operations. The minimum initial investment amount for Institutional Class, Class M, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class M	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Government Money Market Fund	01/27/09	—	01/27/09	05/14/09	—	—	05/14/09	05/14/09	—
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	12/31/09	02/02/98	—	—	—	—
PIMCO Low Duration Fund III	12/31/96	12/31/96	—	11/19/10	03/19/99	—	—	—	—
PIMCO Money Market Fund	03/01/91	03/01/91	—	—	01/25/95	—	01/13/97	01/13/97	—
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	—	05/31/12	05/31/12	05/31/12	05/31/12	—	—
PIMCO Short-Term Fund	10/07/87	10/07/87	—	04/30/08	02/01/96	04/08/98	01/20/97	01/20/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares (or Class M shares in the case of the PIMCO Government Money Market Fund). The prior Institutional Class (or Class M) performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the FDIC or any other government agency. It is possible to lose money on investments in a Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

PIMCO Government Money Market Fund

Class M - PGFXX	Class A - AMAXX
Class P - PGPXX	Class C - AMGXX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Government Agency Repurchase Agreements	25.6%
Treasury Repurchase Agreements	74.4%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended September 30, 2015
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Class M	0.02%	0.01%	0.01%	0.02%	0.03%	0.06%
PIMCO Government Money Market Fund Class P	0.01%	0.01%	0.00%	0.02%	0.02%	0.05%
PIMCO Government Money Market Fund Class A	0.01%	0.01%	0.00%	0.02%	0.02%	0.04%
PIMCO Government Money Market Fund Class C	0.01%	0.01%	0.00%	0.02%	0.02%	0.04%
Citi 3-Month Treasury Bill Index	—	—	0.01%	0.02%	0.06%	0.08%	**
Lipper Institutional U.S. Government Money Markets Funds Average	—	—	0.02%	0.03%	0.01%	0.03%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.18% for Class M shares, 0.28% for Class P shares, 0.33% for Class A shares, and 0.33% for Class C shares.

Money market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Investment Objective and Strategy Overview

»

The PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations.

Fund Insights

»	The Fund had a focus on high-quality and short-maturity assets during the reporting period.

»	The Fund’s weighted average maturity remained low over the reporting period, reducing its sensitivity to interest rate changes.

»	The Fund maintained its high level of collateralized repurchase agreement holdings to maintain a stable net asset value and liquidity profile.

6	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Low Duration Fund II

Institutional Class - PLDTX	Administrative Class - PDFAX
Class P - PDRPX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	46.4%
U.S. Government Agencies	22.2%
U.S. Treasury Obligations	12.7%
Mortgage-Backed Securities	11.7%
Asset-Backed Securities	5.2%
Municipal Bonds & Notes	1.2%
Short-Term Instruments‡	0.6%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	-0.33%	-0.18%	1.40%	3.19%	4.56%
PIMCO Low Duration Fund II Class P	-0.38%	-0.28%	1.30%	3.09%	4.45%
PIMCO Low Duration Fund II Administrative Class	-0.46%	-0.43%	1.15%	2.93%	4.30%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.46%	1.16%	0.76%	2.54%	4.10%
Lipper Short Investment Grade Debt Funds Average	-0.09%	0.45%	1.39%	2.65%	4.24%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Investment Objective and Strategy Overview

»

The PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

Fund Insights

»	Exposure to non-agency mortgage-backed securities positively contributed to performance, as prices on these securities generally rose during the reporting period.

»	Exposure to municipal debt benefited performance, as these securities generally posted positive total returns during the reporting period.

»	Exposure to investment grade corporate debt detracted from performance, as this sector posted negative returns during the reporting period.

»	Holdings of agency mortgage-backed securities detracted from relative performance, as these securities underperformed like-duration U.S. Treasuries during the reporting period.

»	Holdings of U.S. Treasury Inflation-Protected Securities detracted from performance, as breakeven inflation rates declined during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO Low Duration Fund III

Institutional Class - PLDIX	Administrative Class - PDRAX
Class P - PLUPX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	35.9%
U.S. Government Agencies	17.5%
U.S. Treasury Obligations	14.7%
Asset-Backed Securities	9.7%
Sovereign Issues	9.2%
Mortgage-Backed Securities	8.9%
Short-Term Instruments‡	2.8%
Other	1.3%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	-0.62%	0.25%	1.95%	3.58%	4.33%
PIMCO Low Duration Fund III Class P	-0.67%	0.15%	1.85%	3.47%	4.23%
PIMCO Low Duration Fund III Administrative Class	-0.74%	0.00%	1.70%	3.32%	4.07%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.46%	1.16%	0.76%	2.54%	3.60%
Lipper Short Investment Grade Debt Funds Average	-0.09%	0.45%	1.39%	2.65%	3.60%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Investment Objective and Strategy Overview

»

The PIMCO Low Duration Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged principally in certain socially sensitive practices. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	Exposure to non-agency mortgage-backed securities positively contributed to performance, as prices on these securities generally rose during the reporting period.

»	Short exposure to the Brazilian real benefited performance, as this currency declined relative to the U.S. dollar during the reporting period.

»	Exposure to investment grade corporate securities detracted from performance, as this sector generated negative returns during the reporting period.

»	Exposure to high yield corporate securities detracted from performance, as this sector generated negative returns during the reporting period.

»	Exposure to German duration (or sensitivity to changes in interest rates) detracted from performance, as German yields increased over the reporting period.

»	Holdings of U.S. Treasury Inflation-Protected Securities detracted from performance, as breakeven inflation rates declined during the reporting period.

8	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Money Market Fund

Institutional Class - PMIXX	Class A - PYAXX
Administrative Class - PMAXX	Class C - PKCXX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Treasury Repurchase Agreements	86.2%
Government Agency Repurchase Agreements	13.8%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended September 30, 2015
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/01/91)
PIMCO Money Market Fund Institutional Class	0.01%	0.01%	0.00%	0.02%	0.04%	1.33%	2.86%
PIMCO Money Market Fund Administrative Class	0.01%	0.01%	0.00%	0.02%	0.04%	1.24%	2.67%
PIMCO Money Market Fund Class A	0.01%	0.01%	0.00%	0.02%	0.04%	1.24%	2.66%
PIMCO Money Market Fund Class C	0.01%	0.01%	0.00%	0.02%	0.04%	1.25%	2.67%
Citi 3-Month Treasury Bill Index	—	—	0.01%	0.02%	0.06%	1.26%	2.85%	**
Lipper Institutional Money Market Funds Average	—	—	0.02%	0.03%	0.04%	1.37%	2.95%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.32% for Institutional Class shares, 0.32% for Administrative Class shares, 0.47% for Class A shares and 0.47% for Class C shares.

Money market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Investment Objective and Strategy Overview

»

The PIMCO Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by complying with the quality, maturity and diversification of securities requirements applicable to money market funds.

Fund Insights

»	The Fund had a focus on high-quality and short-maturity assets during the reporting period.

»	The Fund’s weighted average maturity remained low over the reporting period, reducing its sensitivity to interest rate changes.

»	The Fund maintained its high level of collateralized repurchase agreement holdings to maintain a stable net asset value and liquidity profile.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

PIMCO Short Asset Investment Fund

Institutional Class - PAIDX	Class D - PAIUX
Class P - PAIPX	Class A - PAIAX
Administrative Class - PAIQX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	57.1%
Short-Term Instruments‡	18.9%
Sovereign Issues	7.5%
Asset-Backed Securities	7.2%
Mortgage-Backed Securities	5.5%
Other	3.8%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (05/31/12)
PIMCO Short Asset Investment Fund Institutional Class	0.23%	0.28%	0.99%
PIMCO Short Asset Investment Fund Class P	0.18%	0.18%	0.89%
PIMCO Short Asset Investment Fund Administrative Class	0.10%	0.03%	0.74%
PIMCO Short Asset Investment Fund Class D	0.05%	-0.07%	0.64%
PIMCO Short Asset Investment Fund Class A	0.05%	-0.07%	0.64%
PIMCO Short Asset Investment Fund Class A (adjusted)	-2.20%	-2.30%	-0.05%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.05%
Lipper Short Investment Grade Debt Funds Average	-0.09%	0.45%	1.17%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.36% for Institutional Class shares, 0.46% for Class P shares, 0.61% for Administrative Class shares, 0.71% for Class D shares, and 0.71% for Class A shares.

Investment Objective and Strategy Overview

»

The PIMCO Short Asset Investment Fund seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	Exposure to short-term corporate debt positively contributed to performance, as the sector generally posted positive returns during the reporting period.

»	Holdings of South Korean U.S. dollar-denominated corporate debt benefited performance, as these securities generally posted positive returns during the reporting period.

»	Holdings of commercial mortgage-backed securities benefited performance, as these securities generally posted positive total returns during the reporting period.

»	Short exposure to the front end of U.S. interest rates through eurodollar futures detracted from performance by reducing carry in the portfolio during the reporting period.

10	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Short-Term Fund

Institutional Class - PTSHX	Class A - PSHAX
Class P - PTSPX	Class C - PFTCX
Administrative Class - PSFAX	Class R - PTSRX
Class D - PSHDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	59.8%
Short-Term Instruments‡	13.6%
Asset-Backed Securities	7.9%
U.S. Treasury Obligations	6.4%
Mortgage-Backed Securities	5.1%
Other	7.2%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments , if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	-0.08%	0.12%	1.23%	2.56%	4.49%
PIMCO Short-Term Fund Class P	-0.13%	0.02%	1.13%	2.45%	4.40%
PIMCO Short-Term Fund Administrative Class	-0.21%	-0.13%	0.97%	2.30%	4.23%
PIMCO Short-Term Fund Class D	-0.21%	-0.13%	0.97%	2.27%	4.20%
PIMCO Short-Term Fund Class A	-0.21%	-0.13%	0.96%	2.25%	4.11%
PIMCO Short-Term Fund Class A (adjusted)	-2.45%	-2.38%	0.50%	2.02%	4.03%
PIMCO Short-Term Fund Class C	-0.36%	-0.43%	0.66%	1.95%	3.80%
PIMCO Short-Term Fund Class C (adjusted)	-1.35%	-1.41%	0.66%	1.95%	3.80%
PIMCO Short-Term Fund Class R	-0.33%	-0.38%	0.71%	2.00%	3.94%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.06%	1.26%	3.41%	**
Lipper Ultra-Short Obligation Funds Average	-0.05%	0.06%	0.68%	1.89%	4.58%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.71% for Class D shares, 0.71% for Class A shares, 1.01% for Class C shares, and 0.96% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO Short-Term Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	Short exposure to U.K. interest rates positively contributed to performance, as U.K. interest rates increased during the reporting period.

»	Holdings of short-term government agency securities benefited performance, as these securities generally posted positive total returns during the reporting period.

»	Exposure to Brazilian interest rates detracted from performance, as Brazilian interest rates increased during the reporting period.

»	Exposure to investment grade corporate securities detracted from performance, as these securities generally posted negative returns during the reporting period.

»	Exposure to securitized products benefited performance, as these securities generally posted positive returns during the reporting period.

»	Exposure to external emerging market debt detracted from performance, as these securities generally posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Government Money Market Fund
Class M	$1,000.00	$1,000.10	$0.80	$1,000.00	$1,024.20	$0.81	0.16%
Class P	1,000.00	1,000.00	0.80	1,000.00	1,024.20	0.81	0.16
Class A	1,000.00	1,000.00	0.80	1,000.00	1,024.20	0.81	0.16
Class C	1,000.00	1,000.00	0.80	1,000.00	1,024.20	0.81	0.16
PIMCO Low Duration Fund II
Institutional Class	$1,000.00	$996.70	$2.65	$1,000.00	$1,022.35	$2.68	0.53%
Class P	1,000.00	996.20	3.14	1,000.00	1,021.85	3.18	0.63
Administrative Class	1,000.00	995.40	3.89	1,000.00	1,021.10	3.94	0.78
PIMCO Low Duration Fund III
Institutional Class	$1,000.00	$993.80	$2.59	$1,000.00	$1,022.40	$2.63	0.52%
Class P	1,000.00	993.30	3.09	1,000.00	1,021.90	3.13	0.62
Administrative Class	1,000.00	992.60	3.84	1,000.00	1,021.15	3.89	0.77
PIMCO Money Market Fund
Institutional Class	$1,000.00	$1,000.00	$0.90	$1,000.00	$1,024.10	$0.91	0.18%
Administrative Class	1,000.00	1,000.00	0.90	1,000.00	1,024.10	0.91	0.18
Class A	1,000.00	1,000.00	0.90	1,000.00	1,024.10	0.91	0.18
Class C	1,000.00	1,000.00	0.90	1,000.00	1,024.10	0.91	0.18

12	PIMCO SHORT DURATION STRATEGY FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Short Asset Investment Fund
Institutional Class	$1,000.00	$1,002.30	$1.25	$1,000.00	$1,023.75	$1.26	0.25%
Class P	1,000.00	1,001.80	1.75	1,000.00	1,023.25	1.77	0.35
Administrative Class	1,000.00	1,001.00	2.50	1,000.00	1,022.50	2.53	0.50
Class D	1,000.00	1,000.50	3.00	1,000.00	1,022.00	3.03	0.60
Class A	1,000.00	1,000.50	3.00	1,000.00	1,022.00	3.03	0.60
PIMCO Short-Term Fund
Institutional Class	$1,000.00	$999.20	$2.30	$1,000.00	$1,022.70	$2.33	0.46%
Class P	1,000.00	998.70	2.80	1,000.00	1,022.20	2.83	0.56
Administrative Class	1,000.00	997.90	3.55	1,000.00	1,021.45	3.59	0.71
Class D	1,000.00	997.90	3.55	1,000.00	1,021.45	3.59	0.71
Class A	1,000.00	997.90	3.55	1,000.00	1,021.45	3.59	0.71
Class C	1,000.00	996.40	5.04	1,000.00	1,019.95	5.10	1.01
Class R	1,000.00	996.70	4.79	1,000.00	1,020.20	4.85	0.96

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Benchmark Descriptions

Index	Description

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Citi 3-Month Treasury Bill Index	Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

14	PIMCO SHORT DURATION STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO Government Money Market Fund
Class M
04/01/2015 - 09/30/2015+	$1.00	$0.00	^	$0.00	$0.00	^	$(0.00	)^	$0.00	$(0.00	)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
Class P
04/01/2015 - 09/30/2015+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
Class A
04/01/2015 - 09/30/2015+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
Class C
04/01/2015 - 09/30/2015+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^

PIMCO Low Duration Fund II
Institutional Class
04/01/2015 - 09/30/2015+	$9.84	$0.09		$(0.12)	$(0.03)		$(0.09)		$0.00	$(0.09)
03/31/2015	9.90	0.08		(0.03)	0.05		(0.11)		0.00	(0.11)
03/31/2014	10.02	0.08		(0.06)	0.02		(0.13)		(0.01)	(0.14)
03/31/2013	10.05	0.08		0.26	0.34		(0.19)		(0.18)	(0.37)
03/31/2012	9.97	0.12		0.15	0.27		(0.18)		(0.01)	(0.19)
03/31/2011	10.06	0.17		0.12	0.29		(0.23)		(0.15)	(0.38)
Class P
04/01/2015 - 09/30/2015+	9.84	0.08		(0.12)	(0.04)		(0.08)		0.00	(0.08)
03/31/2015	9.90	0.08		(0.04)	0.04		(0.10)		0.00	(0.10)
03/31/2014	10.02	0.09		(0.08)	0.01		(0.12)		(0.01)	(0.13)
03/31/2013	10.05	0.06		0.27	0.33		(0.18)		(0.18)	(0.36)
03/31/2012	9.97	0.11		0.15	0.26		(0.17)		(0.01)	(0.18)
03/31/2011	10.06	0.18		0.10	0.28		(0.22)		(0.15)	(0.37)
Administrative Class
04/01/2015 - 09/30/2015+	9.84	0.08		(0.12)	(0.04)		(0.08)		0.00	(0.08)
03/31/2015	9.90	0.06		(0.03)	0.03		(0.09)		0.00	(0.09)
03/31/2014	10.02	0.05		(0.06)	(0.01)		(0.10)		(0.01)	(0.11)
03/31/2013	10.05	0.05		0.26	0.31		(0.16)		(0.18)	(0.34)
03/31/2012	9.97	0.10		0.15	0.25		(0.16)		(0.01)	(0.17)
03/31/2011	10.06	0.15		0.12	0.27		(0.21)		(0.15)	(0.36)

PIMCO Low Duration Fund III
Institutional Class
04/01/2015 - 09/30/2015+	$9.69	$0.12		$(0.18)	$(0.06)		$(0.13)		$0.00	$(0.13)
03/31/2015	9.83	0.07		0.07	0.14		(0.28)		0.00	(0.28)
03/31/2014	9.97	0.11		(0.10)	0.01		(0.15)		(0.00)^	(0.15)
03/31/2013	9.91	0.16		0.31	0.47		(0.25)		(0.16)	(0.41)
03/31/2012	9.89	0.16		0.13	0.29		(0.20)		(0.07)	(0.27)
03/31/2011	9.74	0.17		0.26	0.43		(0.19)		(0.09)	(0.28)

Please see footnotes on page 22.

16	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$1.00	0.01%	$398,377	0.16	%*	0.18	%*	0.16	%*	0.18	%*	0.01	%*	NA
1.00	0.02	574,154	0.10		0.18		0.10		0.18		0.00	†	NA
1.00	0.01	304,191	0.09		0.18		0.09		0.18		0.01		NA
1.00	0.05	441,479	0.17		0.18		0.17		0.18		0.03		NA
1.00	0.03	290,969	0.10		0.18		0.10		0.18		0.02		NA
1.00	0.06	665,082	0.18		0.18		0.18		0.18		0.04		NA

1.00	0.00 †	1,662	0.16	*	0.28	*	0.16	*	0.28	*	0.00	*†	NA
1.00	0.02	1,138	0.09		0.28		0.09		0.28		0.01		NA
1.00	0.01	3,657	0.09		0.28		0.09		0.28		0.01		NA
1.00	0.03	3,575	0.19		0.28		0.19		0.28		0.01		NA
1.00	0.03	520	0.13		0.28		0.13		0.28		0.02		NA
1.00	0.04	12	0.20		0.28		0.20		0.28		0.02		NA

1.00	0.00 †	8,804	0.16	*	0.33	*	0.16	*	0.33	*	0.00	*†	NA
1.00	0.02	9,826	0.09		0.33		0.09		0.33		0.01		NA
1.00	0.01	16,109	0.07	(c)	0.34	(c)	0.07	(c)	0.34	(c)	0.01		NA
1.00	0.03	7,067	0.19		0.43		0.19		0.43		0.01		NA
1.00	0.03	6,006	0.10		0.43		0.10		0.43		0.02		NA
1.00	0.03	2,568	0.20		0.43		0.20		0.43		0.02		NA

1.00	0.00 †	3,174	0.16	*	0.33	*	0.16	*	0.33	*	0.00	*†	NA
1.00	0.02	3,393	0.09		0.33		0.09		0.33		0.01		NA
1.00	0.01	4,895	0.08	(c)	0.34	(c)	0.08	(c)	0.34	(c)	0.01		NA
1.00	0.03	1,672	0.19		0.43		0.19		0.43		0.01		NA
1.00	0.03	1,879	0.10		0.43		0.10		0.43		0.02		NA
1.00	0.03	1,444	0.20		0.43		0.20		0.43		0.02		NA

$9.72	(0.33)%	$377,795	0.53	%*	0.53	%*	0.50	%*	0.50	%*	1.80	%*	92%
9.84	0.53	382,254	0.50		0.50		0.50		0.50		0.82		170
9.90	0.19	630,917	0.50		0.50		0.50		0.50		0.80		355
10.02	3.41	689,767	0.50		0.50		0.50		0.50		0.76		647
10.05	2.74	825,256	0.50		0.50		0.50		0.50		1.19		1,022
9.97	2.96	463,238	0.50		0.50		0.50		0.50		1.68		718

9.72	(0.38)	1,024	0.63	*	0.63	*	0.60	*	0.60	*	1.70	*	92
9.84	0.42	1,542	0.60		0.60		0.60		0.60		0.82		170
9.90	0.09	16,460	0.60		0.60		0.60		0.60		0.94		355
10.02	3.31	1,134	0.60		0.60		0.60		0.60		0.63		647
10.05	2.64	700	0.60		0.60		0.60		0.60		1.10		1,022
9.97	2.86	817	0.60		0.60		0.60		0.60		1.84		718

9.72	(0.46)	9,801	0.78	*	0.78	*	0.75	*	0.75	*	1.55	*	92
9.84	0.27	9,909	0.75		0.75		0.75		0.75		0.58		170
9.90	(0.06)	26,223	0.75		0.75		0.75		0.75		0.55		355
10.02	3.15	26,875	0.75		0.75		0.75		0.75		0.48		647
10.05	2.49	24,904	0.75		0.75		0.75		0.75		0.95		1,022
9.97	2.70	13,815	0.75		0.75		0.75		0.75		1.45		718

$9.50	(0.62)%	$161,753	0.52	%*	0.52	%*	0.50	%*	0.50	%*	2.41	%*	111%
9.69	1.44	194,553	0.50		0.50		0.50		0.50		0.75		159
9.83	0.13	273,186	0.50		0.50		0.50		0.50		1.10		383
9.97	4.83	252,007	0.50		0.50		0.50		0.50		1.56		515
9.91	2.91	235,959	0.50		0.50		0.50		0.50		1.61		496
9.89	4.48	215,419	0.50		0.50		0.50		0.50		1.68		460

Please see footnotes on page 22.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO Low Duration Fund III (Cont.)
Class P
04/01/2015 - 09/30/2015+	$9.69	$0.11		$(0.17)	$(0.06)		$(0.13)		$0.00	$(0.13)
03/31/2015	9.83	0.06		0.07	0.13		(0.27)		0.00	(0.27)
03/31/2014	9.97	0.10		(0.10)	0.00		(0.14)		(0.00)^	(0.14)
03/31/2013	9.91	0.14		0.32	0.46		(0.24)		(0.16)	(0.40)
03/31/2012	9.89	0.15		0.13	0.28		(0.19)		(0.07)	(0.26)
11/19/2010 - 03/31/2011	10.00	0.06		(0.01)	0.05		(0.07)		(0.09)	(0.16)
Administrative Class
04/01/2015 - 09/30/2015+	9.69	0.10		(0.17)	(0.07)		(0.12)		0.00	(0.12)
03/31/2015	9.83	0.05		0.06	0.11		(0.25)		0.00	(0.25)
03/31/2014	9.97	0.08		(0.09)	(0.01)		(0.13)		(0.00)^	(0.13)
03/31/2013	9.91	0.12		0.33	0.45		(0.23)		(0.16)	(0.39)
03/31/2012	9.89	0.14		0.12	0.26		(0.17)		(0.07)	(0.24)
03/31/2011	9.74	0.14		0.27	0.41		(0.17)		(0.09)	(0.26)

PIMCO Money Market Fund
Institutional Class
04/01/2015 - 09/30/2015+	$1.00	$0.00	^	$0.00	$0.00	^	$(0.00	)^	$0.00	$(0.00	)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
Administrative Class
04/01/2015 - 09/30/2015+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
Class A
04/01/2015 - 09/30/2015+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
Class C
04/01/2015 - 09/30/2015+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^

PIMCO Short Asset Investment Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.02	$0.04		$(0.02)	$0.02		$(0.04)		$0.00	$(0.04)
03/31/2015	10.07	0.07		(0.02)	0.05		(0.08)		(0.02)	(0.10)
03/31/2014	10.07	0.06		0.02	0.08		(0.07)		(0.01)	(0.08)
05/31/2012 - 03/31/2013	10.00	0.03		0.15	0.18		(0.04)		(0.07)	(0.11)
Class P
04/01/2015 - 09/30/2015+	10.02	0.03		(0.01)	0.02		(0.04)		0.00	(0.04)
03/31/2015	10.07	0.05		(0.01)	0.04		(0.07)		(0.02)	(0.09)
03/31/2014	10.07	0.05		0.02	0.07		(0.06)		(0.01)	(0.07)
05/31/2012 - 03/31/2013	10.00	0.03		0.14	0.17		(0.03)		(0.07)	(0.10)
Administrative Class
04/01/2015 - 09/30/2015+	10.02	0.03		(0.02)	0.01		(0.03)		0.00	(0.03)
03/31/2015	10.07	0.05		(0.02)	0.03		(0.06)		(0.02)	(0.08)
03/31/2014	10.07	0.04		0.01	0.05		(0.04)		(0.01)	(0.05)
05/31/2012 - 03/31/2013	10.00	0.02		0.14	0.16		(0.02)		(0.07)	(0.09)

Please see footnotes on page 22.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return		Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$9.50	(0.67)%		$30,459	0.62	%*	0.62	%*	0.60	%*	0.60	%*	2.30	%*	111%
9.69	1.34		31,019	0.60		0.60		0.60		0.60		0.61		159
9.83	0.03		19,387	0.60		0.60		0.60		0.60		0.99		383
9.97	4.73		11,199	0.60		0.60		0.60		0.60		1.39		515
9.91	2.80		3,232	0.60		0.60		0.60		0.60		1.52		496
9.89	0.53		2,223	0.60	*	0.60	*	0.60	*	0.60	*	1.74	*	460

9.50	(0.74)		5,353	0.77	*	0.77	*	0.75	*	0.75	*	2.16	*	111
9.69	1.19		6,904	0.75		0.75		0.75		0.75		0.48		159
9.83	(0.12)		5,855	0.75		0.75		0.75		0.75		0.82		383
9.97	4.58		2,486	0.75		0.75		0.75		0.75		1.22		515
9.91	2.65		665	0.75		0.75		0.75		0.75		1.38		496
9.89	4.22		296	0.75		0.75		0.75		0.75		1.42		460

$1.00	0.00	%†	$333,289	0.18	%*	0.32	%*	0.18	%*	0.32	%*	0.00	%*†	NA
1.00	0.02		286,243	0.10		0.32		0.10		0.32		0.01		NA
1.00	0.01		227,395	0.08		0.32		0.08		0.32		0.01		NA
1.00	0.04		180,079	0.18		0.32		0.18		0.32		0.03		NA
1.00	0.06		376,987	0.10		0.32		0.10		0.32		0.04		NA
1.00	0.06		290,401	0.22		0.32		0.22		0.32		0.04		NA

1.00	0.00	†	113,380	0.18	*	0.32	*	0.18	*	0.32	*	0.00	*†	NA
1.00	0.02		123,989	0.10		0.32		0.10		0.32		0.01		NA
1.00	0.01		104,535	0.06	(d)	0.38	(d)	0.06	(d)	0.38	(d)	0.01		NA
1.00	0.04		179,878	0.18		0.57		0.18		0.57		0.02		NA
1.00	0.06		182,873	0.09		0.57		0.09		0.57		0.04		NA
1.00	0.06		28,757	0.22		0.57		0.22		0.57		0.04		NA

1.00	0.00	†	179,094	0.18	*	0.47	*	0.18	*	0.47	*	0.00	*†	NA
1.00	0.02		181,714	0.10		0.47		0.10		0.47		0.01		NA
1.00	0.01		235,292	0.08	(c)	0.49	(c)	0.08	(c)	0.49	(c)	0.01		NA
1.00	0.04		161,739	0.18		0.57		0.18		0.57		0.02		NA
1.00	0.06		171,555	0.09		0.57		0.09		0.57		0.04		NA
1.00	0.06		186,888	0.22		0.57		0.22		0.57		0.05		NA

1.00	0.00	†	78,243	0.18	*	0.47	*	0.18	*	0.47	*	0.00	*†	NA
1.00	0.02		73,651	0.10		0.47		0.10		0.47		0.01		NA
1.00	0.01		113,891	0.07	(c)	0.48	(c)	0.07	(c)	0.48	(c)	0.01		NA
1.00	0.04		58,387	0.18		0.57		0.18		0.57		0.03		NA
1.00	0.06		79,279	0.09		0.57		0.09		0.57		0.04		NA
1.00	0.06		95,215	0.22		0.57		0.22		0.57		0.05		NA

$10.00	0.23%		$439,550	0.25	%*	0.35	%*	0.24	%*	0.34	%*	0.80	%*	239%
10.02	0.50		231,977	0.26		0.36		0.24		0.34		0.71		2,324
10.07	0.78		151,103	0.25		0.35		0.24		0.34		0.64		882
10.07	1.79		54,848	0.28	*	0.93	*	0.24	*	0.89	*	0.39	*	5,301

10.00	0.18		26,365	0.35	*	0.45	*	0.34	*	0.44	*	0.70	*	239
10.02	0.40		496	0.36		0.46		0.34		0.44		0.53		2,324
10.07	0.68		1,949	0.35		0.45		0.34		0.44		0.52		882
10.07	1.70		78	0.38	*	0.66	*	0.34	*	0.62	*	0.37	*	5,301

10.00	0.10		330	0.50	*	0.60	*	0.49	*	0.59	*	0.54	*	239
10.02	0.25		438	0.51		0.61		0.49		0.59		0.46		2,324
10.07	0.53		1,109	0.50		0.60		0.49		0.59		0.38		882
10.07	1.58		44	0.53	*	0.75	*	0.49	*	0.71	*	0.23	*	5,301

Please see footnotes on page 22.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO Short Asset Investment Fund (Cont.)
Class D
04/01/2015 - 09/30/2015+	$10.02	$0.02	$(0.01)	$0.01	$(0.03)	$0.00	$(0.03)
03/31/2015	10.07	0.03	(0.01)	0.02	(0.05)	(0.02)	(0.07)
03/31/2014	10.07	0.03	0.01	0.04	(0.03)	(0.01)	(0.04)
05/31/2012 - 03/31/2013	10.00	0.01	0.14	0.15	(0.01)	(0.07)	(0.08)
Class A
04/01/2015 - 09/30/2015+	10.02	0.02	(0.02)	0.00	(0.02)	0.00	(0.02)
03/31/2015	10.07	0.03	(0.01)	0.02	(0.05)	(0.02)	(0.07)
03/31/2014	10.07	0.03	0.01	0.04	(0.03)	(0.01)	(0.04)
05/31/2012 - 03/31/2013	10.00	0.01	0.14	0.15	(0.01)	(0.07)	(0.08)

PIMCO Short-Term Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.79	$0.06	$(0.07)	$(0.01)	$(0.06)	$0.00	$(0.06)
03/31/2015	9.88	0.08	0.02	0.10	(0.14)	(0.05)	(0.19)
03/31/2014	9.89	0.11	(0.01)	0.10	(0.10)	(0.01)	(0.11)
03/31/2013	9.80	0.10	0.12	0.22	(0.10)	(0.03)	(0.13)
03/31/2012	9.89	0.12	0.01	0.13	(0.13)	(0.09)	(0.22)
03/31/2011	9.87	0.10	0.07	0.17	(0.10)	(0.05)	(0.15)
Class P
04/01/2015 - 09/30/2015+	9.79	0.06	(0.07)	(0.01)	(0.06)	0.00	(0.06)
03/31/2015	9.88	0.07	0.02	0.09	(0.13)	(0.05)	(0.18)
03/31/2014	9.89	0.10	(0.01)	0.09	(0.09)	(0.01)	(0.10)
03/31/2013	9.80	0.09	0.12	0.21	(0.09)	(0.03)	(0.12)
03/31/2012	9.89	0.11	0.01	0.12	(0.12)	(0.09)	(0.21)
03/31/2011	9.87	0.09	0.07	0.16	(0.09)	(0.05)	(0.14)
Administrative Class
04/01/2015 - 09/30/2015+	9.79	0.05	(0.07)	(0.02)	(0.05)	0.00	(0.05)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	(0.09)
03/31/2013	9.80	0.08	0.12	0.20	(0.08)	(0.03)	(0.11)
03/31/2012	9.89	0.10	0.00	0.10	(0.10)	(0.09)	(0.19)
03/31/2011	9.87	0.08	0.07	0.15	(0.08)	(0.05)	(0.13)
Class D
04/01/2015 - 09/30/2015+	9.79	0.05	(0.07)	(0.02)	(0.05)	0.00	(0.05)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	(0.09)
03/31/2013	9.80	0.08	0.12	0.20	(0.08)	(0.03)	(0.11)
03/31/2012	9.89	0.10	0.00	0.10	(0.10)	(0.09)	(0.19)
03/31/2011	9.87	0.07	0.07	0.14	(0.07)	(0.05)	(0.12)
Class A
04/01/2015 - 09/30/2015+	9.79	0.05	(0.07)	(0.02)	(0.05)	0.00	(0.05)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	(0.09)
03/31/2013	9.80	0.08	0.12	0.20	(0.08)	(0.03)	(0.11)
03/31/2012	9.89	0.10	0.00	0.10	(0.10)	(0.09)	(0.19)
03/31/2011	9.87	0.07	0.07	0.14	(0.07)	(0.05)	(0.12)
Class C
04/01/2015 - 09/30/2015+	9.79	0.04	(0.07)	(0.03)	(0.04)	0.00	(0.04)
03/31/2015	9.88	0.03	0.02	0.05	(0.09)	(0.05)	(0.14)
03/31/2014	9.89	0.05	0.00	0.05	(0.05)	(0.01)	(0.06)
03/31/2013	9.80	0.05	0.12	0.17	(0.05)	(0.03)	(0.08)
03/31/2012	9.89	0.07	0.00	0.07	(0.07)	(0.09)	(0.16)
03/31/2011	9.87	0.04	0.07	0.11	(0.04)	(0.05)	(0.09)

Please see footnotes on page 22.

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$10.00	0.05%	$3,794	0.60	%*	0.70	%*	0.59	%*	0.69	%*	0.46	%*	239%
10.02	0.15	4,888	0.61		0.71		0.59		0.69		0.30		2,324
10.07	0.43	8,853	0.60		0.70		0.59		0.69		0.30		882
10.07	1.51	5,217	0.63	*	1.15	*	0.59	*	1.11	*	0.12	*	5,301

10.00	0.05	49,601	0.60	*	0.70	*	0.59	*	0.69	*	0.46	*	239
10.02	0.15	6,168	0.61		0.71		0.59		0.69		0.34		2,324
10.07	0.43	5,359	0.60		0.70		0.59		0.69		0.28		882
10.07	1.51	211	0.63	*	0.90	*	0.59	*	0.86	*	0.07	*	5,301

$9.72	(0.08)%	$9,881,052	0.46	%*	0.46	%*	0.45	%*	0.45	%*	1.26	%*	939%
9.79	1.00	10,827,073	0.46		0.46		0.45		0.45		0.86		283
9.88	1.00	10,141,064	0.46		0.46		0.45		0.45		1.07		252
9.89	2.27	7,101,022	0.46		0.46		0.45		0.45		1.05		180
9.80	1.28	5,669,635	0.46		0.46		0.45		0.45		1.24		307
9.89	1.77	6,500,992	0.45		0.45		0.45		0.45		1.03		182

9.72	(0.13)	803,528	0.56	*	0.56	*	0.55	*	0.55	*	1.18	*	939
9.79	0.90	426,732	0.56		0.56		0.55		0.55		0.75		283
9.88	0.90	520,949	0.56		0.56		0.55		0.55		0.97		252
9.89	2.17	393,917	0.56		0.56		0.55		0.55		0.96		180
9.80	1.18	506,161	0.56		0.56		0.55		0.55		1.13		307
9.89	1.67	289,593	0.55		0.55		0.55		0.55		0.93		182

9.72	(0.21)	1,654,393	0.71	*	0.71	*	0.70	*	0.70	*	1.01	*	939
9.79	0.75	1,779,070	0.71		0.71		0.70		0.70		0.60		283
9.88	0.75	1,889,250	0.71		0.71		0.70		0.70		0.82		252
9.89	2.02	2,771,619	0.71		0.71		0.70		0.70		0.80		180
9.80	1.03	2,911,630	0.71		0.71		0.70		0.70		0.99		307
9.89	1.52	2,589,004	0.70		0.70		0.70		0.70		0.78		182

9.72	(0.21)	409,138	0.71	*	0.71	*	0.70	*	0.70	*	1.01	*	939
9.79	0.75	423,665	0.71		0.71		0.70		0.70		0.60		283
9.88	0.75	531,673	0.71		0.71		0.70		0.70		0.82		252
9.89	2.02	467,348	0.71		0.71		0.70		0.70		0.80		180
9.80	1.02	411,209	0.72	(e)	0.72	(e)	0.71	(e)	0.71	(e)	0.99		307
9.89	1.47	513,448	0.75		0.75		0.75		0.75		0.73		182

9.72	(0.21)	582,542	0.71	*	0.71	*	0.70	*	0.70	*	1.02	*	939
9.79	0.75	641,931	0.71		0.71		0.70		0.70		0.60		283
9.88	0.75	988,553	0.71		0.71		0.70		0.70		0.83		252
9.89	2.02	1,191,580	0.71		0.71		0.70		0.70		0.81		180
9.80	1.02	1,035,520	0.72	(e)	0.72	(e)	0.71	(e)	0.71	(e)	0.98		307
9.89	1.42	1,322,742	0.80		0.80		0.80		0.80		0.68		182

9.72	(0.36)	179,074	1.01	*	1.01	*	1.00	*	1.00	*	0.72	*	939
9.79	0.45	190,986	1.01		1.01		1.00		1.00		0.30		283
9.88	0.45	258,462	1.01		1.01		1.00		1.00		0.52		252
9.89	1.71	196,056	1.01		1.01		1.00		1.00		0.50		180
9.80	0.72	220,406	1.02	(e)	1.02	(e)	1.01	(e)	1.01	(e)	0.68		307
9.89	1.11	279,411	1.10		1.10		1.10		1.10		0.38		182

Please see footnotes on page 22.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO Short-Term Fund (Cont.)
Class R
04/01/2015 - 09/30/2015+	$9.79	$0.04	$(0.07)	$(0.03)	$(0.04)	$0.00	$(0.04)
03/31/2015	9.88	0.03	0.02	0.05	(0.09)	(0.05)	(0.14)
03/31/2014	9.89	0.06	(0.01)	0.05	(0.05)	(0.01)	(0.06)
03/31/2013	9.80	0.06	0.11	0.17	(0.05)	(0.03)	(0.08)
03/31/2012	9.89	0.07	0.01	0.08	(0.08)	(0.09)	(0.17)
03/31/2011	9.87	0.04	0.07	0.11	(0.04)	(0.05)	(0.09)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
†	Reflects an amount rounding to less than 0.005%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective July 1, 2013, the Class’s distribution and/or service/12b-1 fees was decreased by 0.10% to 0.00%.
(d)	Effective July 1, 2013, the Class’s distribution and/or service/12b-1 fees was decreased by 0.25% to 0.00%.
(e)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.20%.
(f)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.20%.

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$9.72	(0.33)%	$96,484	0.96	%*	0.96	%*	0.95	%*	0.95	%*	0.77	%*	939%
9.79	0.50	77,909	0.96		0.96		0.95		0.95		0.35		283
9.88	0.50	59,154	0.96		0.96		0.95		0.95		0.57		252
9.89	1.77	24,513	0.96		0.96		0.95		0.95		0.57		180
9.80	0.77	8,753	0.97	(f)	0.97	(f)	0.96	(f)	0.96	(f)	0.73		307
9.89	1.16	9,462	1.05		1.05		1.05		1.05		0.44		182

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Money Market Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Assets:
Investments, at value
Investments in securities*	$221,444	$523,874	$249,550	$705,476	$454,922	$16,123,395
Investments in Affiliates	0	2,213	4,593	0	55,680	44,337
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	82	94	0	16	3,451
Over the counter	0	338	7,575	0	0	136,853
Cash	1	1	1	1	0	2,352
Deposits with counterparty	0	1,364	2,116	0	352	139,199
Foreign currency, at value	0	0	473	0	0	4,279
Receivable for investments sold~	0	79,814	29,244	0	0	502,047
Receivable for Fund shares sold	190,681	1,572	211	3,829	18,150	57,375
Interest receivable	2	1,664	899	5	2,493	70,827
Dividends receivable from Affiliates	0	1	1	0	11	193
Other assets	0	0	0	0	0	1
Total Assets	412,128	610,923	294,757	709,311	531,624	17,084,309

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$29,740	$19,910	$0	$0	$887,101
Payable for sale-buyback transactions	0	19,835	3,659	0	1,006	0
Payable for short sales	0	0	0	0	0	1,912,879
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	15	23	0	0	73,984
Over the counter	0	60	2,235	0	0	30,789
Payable for investments purchased~	0	171,404	64,886	0	10,767	354,991
Payable for investments in Affiliates purchased	0	1	1	0	11	193
Deposits from counterparty	0	740	6,245	0	0	119,561
Payable for Fund shares redeemed	75	296	125	5,208	52	91,974
Dividends payable	0	51	24	1	26	693
Accrued investment advisory fees	27	79	40	69	37	2,876
Accrued supervisory and administrative fees	9	80	43	27	56	2,365
Accrued distribution fees	0	2	1	0	1	497
Accrued servicing fees	0	0	0	0	7	177
Accrued reimbursement to PIMCO	0	0	0	0	18	0
Other liabilities	0	0	0	0	3	18
Total Liabilities	111	222,303	97,192	5,305	11,984	3,478,098

Net Assets	$412,017	$388,620	$197,565	$704,006	$519,640	$13,606,211

Net Assets Consist of:
Paid in capital	$411,980	$398,330	$205,162	$703,948	$521,310	$13,793,552
Undistributed (overdistributed) net investment income	(15)	1,031	(5,887)	(17)	(123)	22,311
Accumulated undistributed net realized gain (loss)	52	(7,262)	(1,347)	75	(327)	(97,702)
Net unrealized (depreciation)	0	(3,479)	(363)	0	(1,220)	(111,950)
	$412,017	$388,620	$197,565	$704,006	$519,640	$13,606,211

Cost of Investments in securities	$221,444	$524,937	$253,885	$705,476	$455,929	$16,305,912
Cost of Investments in Affiliates	$0	$2,213	$4,593	$0	$55,683	$44,340
Cost of Foreign Currency Held	$0	$0	$474	$0	$0	$4,326
Proceeds Received on Short Sales	$0	$0	$0	$0	$0	$1,891,871
Cost or Premiums of Financial Derivative Instruments, net	$0	$644	$(299)	$0	$(1)	$(78,446)

* Includes repurchase agreements of:	$221,444	$957	$507	$705,476	$265	$1,058,313

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PIMCO Government Money Market Fund		PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Money Market Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Net Assets:
Institutional Class		$0	$377,795	$161,753	$333,289	$439,550	$9,881,052
Class M		398,377	NA	NA	NA	NA	NA
Class P		1,662	1,024	30,459	NA	26,365	803,528
Administrative Class		NA	9,801	5,353	113,380	330	1,654,393
Class D		NA	NA	NA	NA	3,794	409,138
Class A		8,804	NA	NA	179,094	49,601	582,542
Class C		3,174	NA	NA	78,243	NA	179,074
Class R		NA	NA	NA	NA	NA	96,484

Shares Issued and Outstanding:
Institutional Class		NA	38,853	17,032	333,274	43,934	1,016,389
Class M		398,342	NA	NA	NA	NA	NA
Class P		1,662	105	3,207	NA	2,635	82,653
Administrative Class		NA	1,008	564	113,375	33	170,174
Class D		NA	NA	NA	NA	379	42,085
Class A		8,803	NA	NA	179,086	4,958	59,922
Class C		3,174	NA	NA	78,239	NA	18,420
Class R		NA	NA	NA	NA	NA	9,925

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$	NA	$9.72	$9.50	$1.00	$10.00	$9.72
Class M		1.00	NA	NA	NA	NA	NA
Class P		1.00	9.72	9.50	NA	10.00	9.72
Administrative Class		NA	9.72	9.50	1.00	10.00	9.72
Class D		NA	NA	NA	NA	10.00	9.72
Class A		1.00	NA	NA	1.00	10.00	9.72
Class C		1.00	NA	NA	1.00	NA	9.72
Class R		NA	NA	NA	NA	NA	9.72

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Money Market Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Investment Income:
Interest, net of foreign taxes*	$314	$4,534	$3,159	$574	$1,841	$120,704
Dividends	0	0	0	0	0	181
Dividends from Investments in Affiliates	0	4	3	0	49	885
Total Income	314	4,538	3,162	574	1,890	121,770

Expenses:
Investment advisory fees	224	487	270	369	358	17,607
Supervisory and administrative fees	122	487	286	802	259	14,340
Distribution and/or servicing fees - Administrative Class	0	13	8	0	0	2,215
Distribution and/or servicing fees - Class D	0	0	0	0	5	509
Distribution fees - Class C	0	0	0	0	0	274
Distribution fees - Class R	0	0	0	0	0	110
Servicing fees - Class A	0	0	0	0	15	756
Servicing fees - Class C	0	0	0	0	0	228
Servicing fees - Class R	0	0	0	0	0	110
Trustee fees	1	0	0	1	0	12
Interest expense	2	61	21	0	11	1,039
Miscellaneous expense	9	0	0	15	9	0
Total Expenses	358	1,048	585	1,187	657	37,200
Waiver and/or Reimbursement by PIMCO	(65)	0	0	(624)	(179)	0
Net Expenses	293	1,048	585	563	478	37,200

Net Investment Income	21	3,490	2,577	11	1,412	84,570

Net Realized Gain (Loss):
Investments in securities	13	615	(821)	26	333	(78,989)
Investments in Affiliates	0	0	0	0	0	(92)
Exchange-traded or centrally cleared financial derivative instruments	0	(1,924)	(878)	0	(349)	(8,430)
Over the counter financial derivative instruments	0	497	2,091	0	16	37,661
Foreign currency	0	0	108	0	0	5,233

Net Realized Gain (Loss)	13	(812)	500	26	0	(44,617)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	0	(3,270)	(3,292)	0	(860)	(74,624)
Investments in Affiliates	0	0	0	0	(3)	(2)
Exchange-traded or centrally cleared financial derivative instruments	0	(284)	(638)	0	79	(127)
Over the counter financial derivative instruments	0	(250)	(479)	0	(7)	18,838
Foreign currency assets and liabilities	0	0	(7)	0	0	(447)

Net Change in Unrealized (Depreciation)	0	(3,804)	(4,416)	0	(791)	(56,362)

Net Increase (Decrease) in Net Assets Resulting from Operations	$34	$(1,126)	$(1,339)	$37	$621	$(16,409)

* Foreign tax withholdings	$0	$0	$0	$0	$1	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Low Duration Fund II		PIMCO Low Duration Fund III

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$21	$25	$3,490	$4,424	$2,577	$1,970
Net realized gain (loss)	13	49	(812)	5,504	500	(392)
Net change in unrealized appreciation (depreciation)	0	0	(3,804)	(6,513)	(4,416)	2,045

Net Increase (Decrease) in Net Assets Resulting from Operations	34	74	(1,126)	3,415	(1,339)	3,623

Distributions to Shareholders:
From net investment income
Institutional Class	0	0	(3,381)	(6,184)	(2,437)	(6,041)
Class M	(29)	(73)	0	0	0	0
Class P	(0)	(0)	(10)	(64)	(407)	(756)
Administrative Class	0	0	(76)	(177)	(76)	(178)
Class A	(0)	(2)	0	0	0	0
Class C	(0)	(1)	0	0	0	0

Total Distributions(a)	(29)	(76)	(3,467)	(6,425)	(2,920)	(6,975)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(176,499)	259,661	(492)	(276,885)	(30,652)	(62,600)

Total Increase (Decrease) in Net Assets	(176,494)	259,659	(5,085)	(279,895)	(34,911)	(65,952)

Net Assets:
Beginning of period	588,511	328,852	393,705	673,600	232,476	298,428
End of period*	$412,017	$588,511	$388,620	$393,705	$197,565	$232,476

* Including undistributed (overdistributed) net investment income of:	$(15)	$(7)	$1,031	$1,008	$(5,887)	$(5,544)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Statements of Changes in Net Assets (Cont.)

	PIMCO Money Market Fund		PIMCO Short Asset Investment Fund		PIMCO Short-Term Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$11	$34	$1,412	$1,405	$84,570	$115,297
Net realized gain (loss)	26	79	0	133	(44,617)	132,213
Net change in unrealized (depreciation)	0	0	(791)	(386)	(56,362)	(104,570)

Net Increase (Decrease) in Net Assets Resulting from Operations	37	113	621	1,152	(16,409)	142,940

Distributions to Shareholders:
From net investment income
Institutional Class	(11)	(79)	(1,468)	(1,603)	(66,710)	(154,542)
Class P	0	0	(7)	(8)	(3,072)	(6,602)
Administrative Class	(5)	(24)	(1)	(3)	(9,030)	(22,424)
Class D	0	0	(10)	(24)	(2,078)	(5,622)
Class A	(8)	(49)	(30)	(30)	(3,081)	(9,047)
Class B	0	(0)^	0	0	0	(2)^
Class C	(3)	(22)	0	0	(658)	(1,922)
Class R	0	0	0	0	(344)	(680)
From net realized capital gains
Institutional Class	0	0	0	(289)	0	(56,107)
Class P	0	0	0	(1)	0	(2,301)
Administrative Class	0	0	0	(1)	0	(9,447)
Class D	0	0	0	(7)	0	(2,290)
Class A	0	0	0	(12)	0	(3,535)
Class B	0	0	0	0	0	(2)^
Class C	0	0	0	0	0	(1,052)
Class R	0	0	0	0	0	(362)

Total Distributions(a)	(27)	(174)	(1,516)	(1,978)	(84,973)	(275,937)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	38,399	(18,797)	276,568	76,420	(659,773)	110,617

Total Increase (Decrease) in Net Assets	38,409	(18,858)	275,673	75,594	(761,155)	(22,380)

Net Assets:
Beginning of period	665,597	684,455	243,967	168,373	14,367,366	14,389,746
End of period*	$704,006	$665,597	$519,640	$243,967	$13,606,211	$14,367,366

* Including undistributed (overdistributed) net investment income of:	$(17)	$(1)	$(123)	$(19)	$22,311	$22,714

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Government Money Market Fund

September 30, 2015 (Unaudited)

MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 53.7%

SHORT-TERM INSTRUMENTS 53.7%

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 13.7%
$56,600

TREASURY REPURCHASE AGREEMENTS (a) 40.0%
164,844

Total Short-Term Instruments (Cost $221,444)	221,444

Total Investments in Securities (Cost $221,444)	221,444

Total Investments 53.7% (Cost $221,444)	$221,444

Other Assets and Liabilities, net 46.3%	190,573

Net Assets 100.0%	$412,017

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
BPG	0.250%	09/30/2015	10/01/2015	$6,000	Fannie Mae 3.500% due 07/01/2045	$(3,955)	$6,000	$6,000
					U.S. Treasury Notes 1.625% due 04/30/2019	(2,246)
FAR	0.350%	09/30/2015	10/01/2015	46,000	Freddie Mac 4.000% due 07/01/2045	(37,341)	46,000	46,000
					Freddie Mac 4.000% due 07/01/2045	(10,112)
GSC	0.290%	09/30/2015	10/01/2015	4,600	Freddie Mac 4.000% due 03/01/2043	(4,750)	4,600	4,600

Treasury Repurchase Agreements
JPS	0.280%	09/30/2015	10/01/2015	36,200	U.S. Treasury Notes 0.625% due 09/30/2017	(36,983)	36,200	36,200
MBC	0.270%	09/30/2015	10/01/2015	36,200	U.S. Treasury Notes 1.750% due 04/30/2022	(37,470)	36,200	36,200
MSC	0.270%	09/30/2015	10/01/2015	18,100	U.S. Treasury Bonds 3.750% due 11/15/2043	(18,492)	18,100	18,100
RDR	0.270%	09/30/2015	10/01/2015	36,200	U.S. Treasury Notes 2.625% due 08/15/2020	(36,962)	36,200	36,200
SSB	0.000%	09/30/2015	10/01/2015	1,944	U.S. Treasury Notes 4.875% due 08/15/2016	(1,986)	1,944	1,944
TDM	0.280%	09/30/2015	10/01/2015	36,200	U.S. Treasury Floating Rate Notes 0.092% due 07/31/2017	(36,957)	36,200	36,200

Total Repurchase Agreements						$(227,254)	$221,444	$221,444

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Schedule of Investments PIMCO Government Money Market Fund (Cont.)

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BPG	$6,000	$0	$0	$6,000	$(6,201)	$(201)
FAR	46,000	0	0	46,000	(47,453)	(1,453)
GSC	4,600	0	0	4,600	(4,750)	(150)
JPS	36,200	0	0	36,200	(36,983)	(783)
MBC	36,200	0	0	36,200	(37,470)	(1,270)
MSC	18,100	0	0	18,100	(18,492)	(392)
RDR	36,200	0	0	36,200	(36,962)	(762)
SSB	1,944	0	0	1,944	(1,986)	(42)
TDM	36,200	0	0	36,200	(36,957)	(757)

Total Borrowings and Other Financing Transactions	$221,444	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Short-Term Instruments
Government Agency Repurchase Agreements	$0	$56,600	$0	$56,600
Treasury Repurchase Agreements	0	164,844	0	164,844

Total Investments	$0	$221,444	$0	$221,444

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Fund II

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.8%

CORPORATE BONDS & NOTES 62.7%

BANKING & FINANCE 19.5%
American Express Credit Corp.
1.062% due 05/26/2020	$9,000	$8,961
Bank of America Corp.
1.097% due 09/15/2026	400	347
2.650% due 04/01/2019	8,500	8,604
BB&T Corp.
1.004% due 01/15/2020	1,100	1,093
Bear Stearns Cos. LLC
6.400% due 10/02/2017	200	218
Capital One N.A.
1.474% due 08/17/2018	4,000	4,014
Caterpillar Financial Services Corp.
2.250% due 12/01/2019	700	703
Goldman Sachs Group, Inc.
1.421% due 11/15/2018	100	101
1.454% due 04/23/2020	5,000	5,018
1.497% due 04/30/2018	700	706
1.537% due 09/15/2020	700	701
1.925% due 11/29/2023	200	202
HSBC Finance Corp.
0.754% due 06/01/2016	600	599
HSBC USA, Inc.
0.924% due 11/13/2019	750	743
1.081% due 08/07/2018	4,000	3,995
Jackson National Life Global Funding
1.250% due 02/21/2017	3,300	3,296
JPMorgan Chase & Co.
6.000% due 01/15/2018	800	874
JPMorgan Chase Bank N.A.
0.666% due 06/13/2016	700	699
6.000% due 10/01/2017	3,500	3,783
Manufacturers & Traders Trust Co.
1.400% due 07/25/2017	9,300	9,285
Morgan Stanley
1.575% due 04/25/2018	200	203
6.625% due 04/01/2018	3,100	3,453
MUFG Union Bank N.A.
0.704% due 05/05/2017	7,900	7,875
Pacific Life Global Funding
2.304% due 02/06/2016	1,350	1,347
State Street Corp.
1.224% due 08/18/2020	1,900	1,908
Wachovia Corp.
0.659% due 10/15/2016	7,000	6,990
WEA Finance LLC
1.750% due 09/15/2017	200	199

		75,917

INDUSTRIALS 36.8%
AbbVie, Inc.
1.750% due 11/06/2017	6,000	6,021
Amgen, Inc.
0.709% due 05/22/2017	2,900	2,892
2.500% due 11/15/2016	4,700	4,774
Anheuser-Busch InBev Worldwide, Inc.
2.875% due 02/15/2016	1,895	1,911
BMW U.S. Capital LLC
0.669% due 06/02/2017	6,000	5,981

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cardinal Health, Inc.
1.950% due 06/15/2018	$4,000	$4,007
Chevron Corp.
0.851% due 11/15/2021	9,000	8,911
Comcast Corp.
4.950% due 06/15/2016	7,000	7,207
ConocoPhillips Co.
1.221% due 05/15/2022	700	698
Daimler Finance North America LLC
0.682% due 03/10/2017	4,700	4,664
2.000% due 08/03/2018	1,200	1,183
2.950% due 01/11/2017	3,650	3,711
Dominion Gas Holdings LLC
2.500% due 12/15/2019	500	506
eBay, Inc.
0.780% due 08/01/2019	5,000	4,840
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,314
5.400% due 11/01/2020	2,000	2,244
Gilead Sciences, Inc.
1.850% due 09/04/2018	500	504
3.050% due 12/01/2016	9,246	9,467
Hewlett Packard Enterprise Co.
2.066% due 10/05/2017 (c)	1,400	1,400
2.450% due 10/05/2017 (c)	2,000	1,999
Intel Corp.
2.450% due 07/29/2020	400	406
Lowe’s Cos., Inc.
0.752% due 09/10/2019	3,000	2,991
0.936% due 09/14/2018	2,000	2,008
Medtronic, Inc.
1.137% due 03/15/2020	4,500	4,481
Merck & Co., Inc.
0.686% due 02/10/2020	1,000	993
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	400	446
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	2,500	2,498
1.950% due 09/12/2017	4,000	4,047
2.350% due 03/04/2019	2,400	2,433
Philip Morris International, Inc.
1.250% due 08/11/2017	7,700	7,723
President and Fellows of Harvard College
6.000% due 01/15/2019	7,000	7,986
QUALCOMM, Inc.
3.000% due 05/20/2022	1,900	1,875
Roche Holdings, Inc.
0.667% due 09/30/2019	9,000	8,968
SABMiller Holdings, Inc.
2.200% due 08/01/2018	500	505
3.750% due 01/15/2022	6,124	6,287
UnitedHealth Group, Inc.
0.744% due 01/17/2017	600	600
1.400% due 12/15/2017	400	400
1.450% due 07/17/2017	700	703
1.900% due 07/16/2018	700	708
Vanderbilt University
5.250% due 04/01/2019	4,600	5,144
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	7,000	6,760

		143,196

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 6.4%
AT&T, Inc.
0.747% due 03/30/2017	$1,500	$1,494
2.950% due 05/15/2016	100	101
Consumers Energy Co.
6.700% due 09/15/2019	100	117
DTE Energy Co.
2.400% due 12/01/2019	400	403
Duke Energy Corp.
1.625% due 08/15/2017	2,400	2,410
2.150% due 11/15/2016	1,200	1,213
Duke Energy Progress LLC
0.533% due 11/20/2017	4,500	4,452
OGE Energy Corp.
0.879% due 11/24/2017	4,000	4,000
Verizon Communications, Inc.
0.733% due 06/09/2017	1,000	997
2.086% due 09/14/2018	200	206
2.500% due 09/15/2016	2,743	2,781
2.550% due 06/17/2019	4,700	4,765
Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,786

		24,725

Total Corporate Bonds & Notes (Cost $244,236)		243,838

MUNICIPAL BONDS & NOTES 1.6%

CALIFORNIA 1.3%
California State Public Works Board Revenue Notes, Series 2011
4.029% due 12/01/2016	4,900	5,091

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	1,100	1,098

Total Municipal Bonds & Notes (Cost $6,155)		6,189

U.S. GOVERNMENT AGENCIES 30.1%
Fannie Mae
0.644% due 10/25/2030	44	45
0.944% due 06/25/2040	2,670	2,717
1.383% due 07/01/2042	113	115
1.433% due 09/01/2041	357	366
1.583% due 08/01/2030	54	55
1.943% due 01/01/2035	95	101
2.201% due 07/01/2035	77	82
2.250% due 01/01/2024	33	34
2.420% due 12/01/2034	260	270
2.552% due 11/01/2034	577	615
2.683% due 06/01/2035	933	997
3.500% due 11/01/2045	4,000	4,165
4.000% due 01/25/2033 - 11/01/2045	29,041	30,928
4.407% due 09/01/2028	54	58
4.500% due 08/01/2018 - 11/01/2045	56,777	61,474
5.000% due 01/01/2030	305	336
5.763% due 12/25/2042	91	104
6.000% due 11/01/2016 - 11/01/2022	92	97
6.056% due 01/25/2040 (a)	3,776	705
8.000% due 11/25/2023	45	51
9.250% due 10/25/2018	1	1

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	$531	$544
Freddie Mac
0.000% due 05/15/2037 (b)(d)	1,645	1,545
0.607% due 06/15/2018	10	10
0.757% due 07/15/2041	1,736	1,753
0.927% due 05/15/2037	586	599
1.383% due 02/25/2045	361	374
2.000% due 11/15/2026	3,258	3,310
2.476% due 03/01/2035	60	62
2.504% due 07/01/2035	139	148
6.000% due 02/01/2016 - 09/01/2016	3	1
6.243% due 04/15/2037 (a)	3,178	482
6.500% due 07/25/2043	672	793
8.500% due 06/01/2025	3	3
9.350% due 08/15/2044	1,534	1,837
Ginnie Mae
0.652% due 06/20/2065	787	785
1.625% due 07/20/2023 - 07/20/2030	433	450
1.750% due 04/20/2022 - 05/20/2027	303	312
Small Business Administration
4.310% due 04/01/2029	574	620

Total U.S. Government Agencies (Cost $116,013)		116,944

U.S. TREASURY OBLIGATIONS 17.2%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (g)(i)	39,332	39,308
0.125% due 04/15/2019 (g)(i)(k)	15,787	15,744
0.625% due 07/15/2021 (g)	10,586	10,747
1.375% due 02/15/2044	1,024	1,042

Total U.S. Treasury Obligations (Cost $67,833)		66,841

MORTGAGE-BACKED SECURITIES 15.9%
American Home Mortgage Investment Trust
2.314% due 10/25/2034	386	387
2.534% due 02/25/2045	205	205
BAMLL Commercial Mortgage Securities Trust
1.418% due 01/15/2028	2,000	1,983
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046	405	416
5.733% due 04/10/2049	797	837
Banc of America Funding Trust
2.717% due 05/25/2035	1,053	1,076
BCAP LLC Trust
0.335% due 09/26/2035	157	156
2.548% due 05/26/2036	1,887	1,907
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	509	515
2.354% due 02/25/2033	4	4
2.515% due 03/25/2035	87	88
2.595% due 02/25/2033	21	20
2.725% due 01/25/2034	104	106
4.157% due 02/25/2036	74	70
Bear Stearns ALT-A Trust
2.581% due 05/25/2035	587	571
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	84	88
Citigroup Commercial Mortgage Trust
5.899% due 12/10/2049	800	846
6.349% due 12/10/2049	183	195

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
0.549% due 05/25/2037	$170	$168
2.210% due 09/25/2035	143	144
2.420% due 09/25/2035	166	167
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	4,822	4,978
5.488% due 01/15/2046	776	777
Countrywide Home Loan Mortgage Pass-Through Trust
2.330% due 02/20/2036	651	567
2.448% due 11/25/2034	163	155
2.506% due 02/20/2035	263	262
2.745% due 11/19/2033	58	57
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	1,189	1,230
5.383% due 02/15/2040	156	161
5.855% due 03/15/2039	3,375	3,417
5.998% due 06/15/2038	376	385
6.270% due 02/15/2041	1,100	1,177
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	42	39
4.844% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
2.864% due 09/26/2047	557	551
DBRR Trust
0.853% due 02/25/2045	8	8
Extended Stay America Trust
2.958% due 12/05/2031	200	202
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	2,038	2,136
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	592	615
6.014% due 07/10/2038	496	502
GS Mortgage Securities Trust
3.206% due 02/10/2048	2,000	2,063
GSR Mortgage Loan Trust
2.334% due 06/25/2034	716	695
2.702% due 09/25/2035	1,058	1,064
Hilton USA Trust
1.204% due 11/05/2030	985	984
HomeBanc Mortgage Trust
0.434% due 07/25/2035	2,742	2,543
Impac CMB Trust
0.544% due 02/25/2036	1,657	1,632
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	1,010	1,039
5.420% due 01/15/2049	93	97
5.794% due 02/12/2051	1,256	1,331
JPMorgan Commercial Mortgage-Backed Securities Trust
5.703% due 03/18/2051	687	713
JPMorgan Mortgage Trust
2.592% due 04/25/2035	1,615	1,616
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	472	487
5.424% due 02/15/2040	666	693
5.641% due 03/15/2039	742	748
MASTR Adjustable Rate Mortgages Trust
2.763% due 11/21/2034	1,604	1,651
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.067% due 08/15/2032	2,530	2,415
Merrill Lynch Mortgage Investors Trust
2.462% due 02/25/2035	355	357
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	418
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000	2,004

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Capital Trust
5.587% due 03/12/2044	$296	$296
Prime Mortgage Trust
0.594% due 02/25/2034	57	54
Structured Asset Mortgage Investments Trust
0.324% due 03/25/2037	456	342
0.466% due 07/19/2035	159	153
0.876% due 09/19/2032	112	109
1.315% due 05/19/2035	1,949	1,895
7.868% due 06/25/2029	94	97
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.345% due 07/25/2032	3	2
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^	10	10
Wachovia Bank Commercial Mortgage Trust
5.765% due 07/15/2045	3,802	3,874
WaMu Mortgage Pass-Through Certificates Trust
0.464% due 07/25/2045	140	132
0.464% due 12/25/2045	171	165
0.484% due 10/25/2045	113	105
0.929% due 01/25/2047	153	140
1.269% due 01/25/2046	728	706
1.399% due 11/25/2042	26	25
1.599% due 06/25/2042	53	52
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 01/25/2035	606	614
2.670% due 06/25/2035	3,140	3,197

Total Mortgage-Backed Securities (Cost $62,423)		61,688

ASSET-BACKED SECURITIES 7.1%
Access Group, Inc.
0.525% due 07/25/2022	767	764
Accredited Mortgage Loan Trust
0.894% due 04/25/2035	4,206	4,168
Ally Auto Receivables Trust
0.680% due 07/17/2017	1,387	1,387
Amortizing Residential Collateral Trust
0.774% due 07/25/2032	43	40
Asset-Backed Securities Corp. Home Equity Loan Trust
0.744% due 09/25/2034	18	18
1.452% due 08/15/2033	658	629
1.857% due 03/15/2032	244	235
Bear Stearns Asset-Backed Securities Trust
1.194% due 10/25/2037	501	472
Countrywide Asset-Backed Certificates
0.374% due 09/25/2036	348	344
0.674% due 12/25/2031	92	68
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036	20	11
Educational Services of America, Inc.
1.344% due 09/25/2040	926	931
First Franklin Mortgage Loan Trust
0.854% due 04/25/2035	1,060	1,062
0.914% due 05/25/2035	100	98
Fremont Home Loan Trust
0.254% due 01/25/2037	10	5
GSAMP Trust
0.264% due 12/25/2036	70	38
HSI Asset Loan Obligation Trust
0.254% due 12/25/2036	112	47
Navient Private Education Loan Trust
1.407% due 12/15/2028	900	907
Navient Student Loan Trust
0.494% due 09/26/2022	2,823	2,808

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Panhandle-Plains Higher Education Authority, Inc.
1.456% due 10/01/2035	$457	$463
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.274% due 03/25/2035	500	459
Securitized Asset-Backed Receivables LLC Trust
0.254% due 12/25/2036 ^	107	42
SLC Student Loan Trust
0.437% due 09/15/2026	1,000	967
SLM Private Credit Student Loan Trust
0.517% due 03/15/2024	3,561	3,535
0.527% due 12/15/2023	4,559	4,508
SLM Private Education Loan Trust
0.957% due 10/16/2023	305	305
1.307% due 12/15/2021	36	36
1.307% due 08/15/2023	1,639	1,640
SLM Student Loan Trust
0.385% due 10/25/2024	924	903

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Investment Loan Trust
1.169% due 10/25/2033	$325	$316
Vanderbilt Mortgage Finance
0.849% due 05/07/2026	213	211

Total Asset-Backed Securities (Cost $27,320)		27,417

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (f) 0.2%
		957

Total Short-Term Instruments (Cost $957)		957

Total Investments in Securities (Cost $524,937)		523,874

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.6%

SHORT-TERM INSTRUMENTS 0.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	223,168	$2,213

Total Short-Term Instruments (Cost $2,213)		2,213

Total Investments in Affiliates (Cost $2,213)		2,213

Total Investments 135.4% (Cost $527,150)		$526,087

Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $644)		345

Other Assets and Liabilities, net (35.5%)		(137,812)

Net Assets 100.0%		$388,620

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Zero coupon bond.
(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$957	U.S. Treasury Notes 0.625% due 02/15/2017	$(977)	$957	$957

Total Repurchase Agreements						$(977)	$957	$957

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.750%	09/24/2015	10/01/2015	$(6,814)	$(6,815)
BSN	0.390%	08/25/2015	10/26/2015	(4,951)	(4,953)
	0.400%	08/19/2015	10/19/2015	(1,115)	(1,116)
	0.410%	08/21/2015	10/21/2015	(11,282)	(11,287)
DEU	0.250%	10/01/2015	10/16/2015	(4,022)	(4,022)
GRE	0.460%	09/04/2015	10/05/2015	(1,547)	(1,547)

Total Reverse Repurchase Agreements					$(29,740)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.380%	08/24/2015	10/05/2015	$(12,470)	$(12,476)
TDM	0.390%	08/18/2015	10/19/2015	(3,339)	(3,343)
	0.400%	08/26/2015	10/07/2015	(4,014)	(4,016)

Total Sale-Buyback Transactions					$(19,835)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $39,952 at a weighted average interest rate of 0.297%.
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $49,610 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(6,815)	$0	$(6,815)	$6,810	$(5)
BSN	0	(17,356)	0	(17,356)	17,379	23
DEU	0	(4,022)	0	(4,022)	4,024	2
GRE	0	(1,547)	0	(1,547)	1,548	1
SSB	957	0	0	957	(977)	(20)

Master Securities Forward Transaction Agreement
MSC	0	0	(12,476)	(12,476)	12,495	19
TDM	0	0	(7,359)	(7,359)	7,355	(4)

Total Borrowings and Other Financing Transactions	$957	$(29,740)	$(19,835)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(6,815)	$(18,903)	$0	$0	$(25,718)

Total	$(6,815)	$(18,903)	$0	$0	$(25,718)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(19,835)	0	0	(19,835)

Total	$0	$(19,835)	$0	$0	$(19,835)

Total Borrowings	$(6,815)	$(38,738)	$0	$0	$(45,553)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(45,553)

(5)	Unsettled reverse repurchase agreements liability of $(4,022) is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar June Futures	Short	06/2017	210	$(258)	$8	$0
90-Day Eurodollar March Futures	Short	03/2018	197	(466)	7	0
U.S. Treasury 5-Year Note December Futures	Short	12/2015	70	(34)	9	0
U.S. Treasury 10-Year Note December Futures	Short	12/2015	149	(13)	12	0

Total Futures Contracts				$(771)	$36	$0

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	12/16/2025	$12,600	$(492)	$(451)	$13	$0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	7,000	(191)	(159)	4	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	38,600	(976)	(1,144)	25	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020	19,100	474	541	0	(15)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	1,100	(46)	(65)	4	0

					$(1,231)	$(1,278)	$46	$(15)

Total Swap Agreements					$(1,231)	$(1,278)	$46	$(15)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $1,337 and cash of $1,364 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$36	$46	$82	$0	$0	$(15)	$(15)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	12/16/2015	$	26,300	$(91)	$(21)

Total Written Options								$(91)	$(21)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	84	$77,500	$(802)
Sales	0	58,600	(156)
Closing Buys	0	(89,800)	766
Expirations	(84)	0	25
Exercised	0	(20,000)	76

Balance at End of Period	0	$26,300	$(91)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%	$ 3,400	$53	$(27)	$26	$0

BRC	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%	5,700	103	(60)	43	0
	JPMorgan Chase & Co.	1.000%	06/20/2019	0.649%	600	12	(4)	8	0
	MetLife, Inc.	1.000%	03/20/2019	0.624%	900	7	5	12	0
	MetLife, Inc.	1.000%	06/20/2019	0.681%	7,600	150	(59)	91	0

DUB	MetLife, Inc.	1.000%	03/20/2019	0.624%	500	8	(2)	6	0

GST	Citigroup, Inc.	1.000%	06/20/2019	0.740%	9,400	130	(38)	92	0

MYC	John Deere Capital Corp.	1.000%	09/20/2016	0.132%	6,873	131	(71)	60	0

						$594	$(256)	$338	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
CBK	MCDX-24 5-Year Index	1.000%	06/20/2020	$19,300	$58	$(71)	$0	$(13)

FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	252	(1)	1	0	0

GST	MCDX-24 5-Year Index	1.000%	06/20/2020	16,800	54	(65)	0	(11)

MYC	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	1,763	(12)	6	0	(6)
	MCDX-24 5-Year Index	1.000%	06/20/2020	13,900	42	(51)	0	(9)

					$141	$(180)	$0	$(39)

Total Swap Agreements					$735	$(436)	$338	$(39)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $55 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$0	$0	$26	$26	$0	$0	$0	$0	$26	$0	$26
BRC	0	0	154	154	0	0	0	0	154	(270)	(116)
CBK	0	0	0	0	0	0	(13)	(13)	(13)	0	(13)
DUB	0	0	6	6	0	0	0	0	6	(100)	(94)
GST	0	0	92	92	0	0	(11)	(11)	81	(120)	(39)
MYC	0	0	60	60	0	(21)	(15)	(36)	24	55	79

Total Over the Counter	$0	$0	$338	$338	$0	$(21)	$(39)	$(60)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$36	$36
Swap Agreements	0	0	0	0	46	46

	$0	$0	$0	$0	$82	$82

Over the counter
Swap Agreements	$0	$338	$0	$0	$0	$338

	$0	$338	$0	$0	$82	$420

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$15	$15

Over the counter
Written Options	$0	$0	$0	$0	$21	$21
Swap Agreements	0	39	0	0	0	39

	$0	$39	$0	$0	$21	$60

	$0	$39	$0	$0	$36	$75

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$25	$25
Futures	0	0	0	0	(1,076)	(1,076)
Swap Agreements	0	0	0	0	(873)	(873)

	$0	$0	$0	$0	$(1,924)	$(1,924)

Over the counter
Purchased Options	$0	$0	$0	$0	$(105)	$(105)
Written Options	0	0	0	0	251	251
Swap Agreements	0	351	0	0	0	351

	$0	$351	$0	$0	$146	$497

	$0	$351	$0	$0	$(1,778)	$(1,427)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(7)	$(7)
Futures	0	0	0	0	(214)	(214)
Swap Agreements	0	0	0	0	(63)	(63)

	$0	$0	$0	$0	$(284)	$(284)

Over the counter
Purchased Options	$0	$0	$0	$0	$246	$246
Written Options	0	0	0	0	(229)	(229)
Swap Agreements	0	(267)	0	0	0	(267)

	$0	$(267)	$0	$0	$17	$(250)

	$0	$(267)	$0	$0	$(267)	$(534)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$75,917	$0	$75,917
Industrials	3,399	139,797	0	143,196
Utilities	0	24,725	0	24,725
Municipal Bonds & Notes
California	0	5,091	0	5,091
New Jersey	0	1,098	0	1,098
U.S. Government Agencies	0	116,944	0	116,944
U.S. Treasury Obligations	0	66,841	0	66,841
Mortgage-Backed Securities	0	61,688	0	61,688
Asset-Backed Securities	0	27,417	0	27,417
Short-Term Instruments
Repurchase Agreements	0	957	0	957
	$3,399	$520,475	$0	$523,874

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,213	$0	$0	$2,213

Total Investments	$5,612	$520,475	$0	$526,087

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$36	$46	$0	$82
Over the counter	0	338	0	338
	$36	$384	$0	$420

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(15)	0	(15)
Over the counter	0	(60)	0	(60)
	$0	$(75)	$0	$(75)

Totals	$5,648	$520,784	$0	$526,432

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Fund III

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.3%

BANK LOAN OBLIGATIONS 0.3%
Chrysler Group LLC
3.500% due 05/24/2017		$476	$	475

Total Bank Loan Obligations (Cost $476)				475

CORPORATE BONDS & NOTES 46.1%

BANKING & FINANCE 30.0%
ABN AMRO Bank NV
1.800% due 06/04/2018		500		500
Ally Financial, Inc.
2.750% due 01/30/2017		900		895
3.125% due 01/15/2016		300		299
3.250% due 02/13/2018		500		493
American Tower Corp.
2.800% due 06/01/2020		800		799
Bank of America Corp.
0.651% due 08/15/2016		100		100
1.097% due 09/15/2026		100		87
5.650% due 05/01/2018		700		764
6.500% due 08/01/2016		3,185		3,327
Bankia S.A.
4.375% due 02/14/2017	EUR	100		117
BB&T Corp.
1.004% due 01/15/2020		$600		596
BBVA Bancomer S.A.
4.500% due 03/10/2016		200		203
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		300		300
Bear Stearns Cos. LLC
6.400% due 10/02/2017		100		109
BPCE S.A.
1.386% due 03/06/2017	GBP	300		455
1.625% due 02/10/2017		$500		502
Capital One Financial Corp.
1.000% due 11/06/2015		1,400		1,400
Caterpillar Financial Services Corp.
2.250% due 12/01/2019		100		100
CIT Group, Inc.
4.250% due 08/15/2017		800		812
5.000% due 05/15/2017		1,100		1,127
Citigroup, Inc.
0.985% due 04/27/2018		600		598
1.177% due 07/30/2018		2,100		2,100
Credit Agricole S.A.
1.302% due 06/10/2020		1,300		1,301
Credit Suisse
0.984% due 01/29/2018		1,000		998
Eksportfinans ASA
5.500% due 05/25/2016		1,500		1,533
5.500% due 06/26/2017		600		633
First Horizon National Corp.
5.375% due 12/15/2015		100		101
Ford Motor Credit Co. LLC
1.237% due 06/15/2018		1,000		988
1.239% due 11/04/2019		1,000		971
2.145% due 01/09/2018		500		499
3.000% due 06/12/2017		400		407
5.000% due 05/15/2018		300		319
General Motors Financial Co., Inc.
1.643% due 04/10/2018		600		600
1.849% due 01/15/2020		700		692
3.000% due 09/25/2017		600		607
3.200% due 07/13/2020		600		593

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Goldman Sachs Group, Inc.
1.454% due 04/23/2020		$2,500	$	2,509
1.497% due 04/30/2018		100		101
1.925% due 11/29/2023		700		705
6.000% due 06/15/2020		500		575
7.500% due 02/15/2019		200		234
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		100		102
HBOS PLC
1.027% due 09/30/2016		300		300
HSBC USA, Inc.
0.924% due 11/13/2019		2,000		1,983
Industrial Bank of Korea
3.750% due 09/29/2016		800		821
ING Bank NV
2.050% due 08/17/2018		400		402
International Lease Finance Corp.
5.750% due 05/15/2016		100		102
7.125% due 09/01/2018		900		993
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,400		1,408
JPMorgan Chase & Co.
0.834% due 03/01/2018		500		497
1.068% due 05/30/2017	GBP	1,200		1,792
6.000% due 01/15/2018		$600		656
KEB Hana Bank
4.000% due 11/03/2016		500		514
Kookmin Bank
1.170% due 01/27/2017		1,800		1,808
LeasePlan Corp. NV
2.500% due 05/16/2018		200		201
3.000% due 10/23/2017		200		204
Lloyds Bank PLC
0.859% due 05/14/2018		900		895
2.000% due 08/17/2018		800		803
Macquarie Bank Ltd.
1.414% due 07/29/2020		1,000		1,005
Metropolitan Life Global Funding
1.300% due 04/10/2017		500		501
MUFG Americas Holdings Corp.
0.881% due 02/09/2018		500		501
MUFG Union Bank N.A.
0.704% due 05/05/2017		900		897
Navient Corp.
5.500% due 01/15/2019		200		186
Nordea Bank AB
1.174% due 09/17/2018		700		703
Novo Banco S.A.
4.000% due 01/21/2019	EUR	200		208
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	2,900		434
Pricoa Global Funding
1.350% due 08/18/2017		$2,200		2,194
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		1,700		1,989
Santander Bank N.A.
1.216% due 01/12/2018		800		798
Shinhan Bank
0.934% due 04/08/2017		2,700		2,699
Springleaf Finance Corp.
5.750% due 09/15/2016		200		204
Sumitomo Mitsui Banking Corp.
0.869% due 01/16/2018		1,300		1,295
UBS AG
0.884% due 06/01/2017		1,000		1,000

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
WEA Finance LLC
1.750% due 09/15/2017		$200	$	199
Wells Fargo & Co.
1.175% due 07/22/2020		300		301
2.150% due 01/15/2019		600		605

				59,249

INDUSTRIALS 8.3%
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		400		398
BMW U.S. Capital LLC
0.669% due 06/02/2017		2,600		2,592
Canadian Natural Resources Ltd.
0.702% due 03/30/2016		200		199
1.750% due 01/15/2018		100		99
CCO Safari LLC
3.579% due 07/23/2020		500		497
CNPC General Capital Ltd.
1.450% due 04/16/2016		400		400
ConocoPhillips Co.
1.221% due 05/15/2022		300		299
Dominion Gas Holdings LLC
2.500% due 12/15/2019		300		304
Freeport-McMoRan, Inc.
2.300% due 11/14/2017		200		181
General Mills, Inc.
0.594% due 01/29/2016		1,100		1,099
Georgia-Pacific LLC
2.539% due 11/15/2019		800		805
5.400% due 11/01/2020		200		224
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200		189
Hewlett Packard Enterprise Co.
2.066% due 10/05/2017 (b)		$400		400
2.450% due 10/05/2017 (b)		600		600
Humana, Inc.
7.200% due 06/15/2018		300		342
Intel Corp.
2.450% due 07/29/2020		100		101
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		200		236
Kinder Morgan, Inc.
3.050% due 12/01/2019		300		295
7.000% due 06/15/2017		200		213
7.250% due 06/01/2018		200		221
Korea National Oil Corp.
4.000% due 10/27/2016		1,200		1,236
Kraft Heinz Foods Co.
2.000% due 07/02/2018		500		501
Kroger Co.
0.819% due 10/17/2016		800		800
Lowe’s Cos., Inc.
0.936% due 09/14/2018		100		100
NBCUniversal Enterprise, Inc.
0.826% due 04/15/2016		100		100
Pearson Dollar Finance PLC
6.250% due 05/06/2018		200		220
Pioneer Natural Resources Co.
6.875% due 05/01/2018		500		549
Rock-Tenn Co.
4.450% due 03/01/2019		100		107
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		700		710
Southwestern Energy Co.
3.300% due 01/23/2018		100		98

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
4.050% due 01/23/2020		$300	$	299
Telefonica Emisiones S.A.U.
5.375% due 02/02/2018	GBP	800		1,297
6.421% due 06/20/2016		$200		207
Time Warner Cable, Inc.
5.850% due 05/01/2017		100		106
6.750% due 07/01/2018		200		223
Whirlpool Corp.
1.650% due 11/01/2017		200		201
Woodside Finance Ltd.
3.650% due 03/05/2025		100		91

				16,539

UTILITIES 7.8%
AT&T, Inc.
2.950% due 05/15/2016		100		101
5.500% due 02/01/2018		2,648		2,871
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		100		90
Dayton Power & Light Co.
1.875% due 09/15/2016		200		200
DTE Energy Co.
2.400% due 12/01/2019		200		201
Exelon Corp.
1.550% due 06/09/2017		100		100
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		300		305
Orange S.A.
2.750% due 09/14/2016		2,700		2,743
Petrobras Global Finance BV
1.953% due 05/20/2016		600		567
2.694% due 03/17/2017		850		733
3.250% due 03/17/2017		100		88
5.750% due 01/20/2020		700		527
Plains All American Pipeline LP
8.750% due 05/01/2019		100		119
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020		1,000		987
Sprint Communications, Inc.
9.125% due 03/01/2017		1,300		1,320
Verizon Communications, Inc.
0.733% due 06/09/2017		3,700		3,687
2.086% due 09/14/2018		300		309
2.500% due 09/15/2016		411		417

				15,365

Total Corporate Bonds & Notes (Cost $91,574)				91,153

MUNICIPAL BONDS & NOTES 1.4%

CALIFORNIA 0.6%
University of California Revenue Bonds, Series 2011
0.697% due 07/01/2041		1,200		1,200

NEW JERSEY 0.8%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016		1,500		1,498

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.384% due 04/01/2040		71		71

Total Municipal Bonds & Notes (Cost $2,773)				2,769

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 22.5%
Fannie Mae
0.294% due 01/25/2021	$12	$	12
0.394% due 10/27/2037	1,458		1,450
0.544% due 09/25/2042	92		92
0.644% due 06/25/2021	2		2
1.000% due 01/25/2043	70		69
1.094% due 06/25/2021 - 09/25/2021	41		41
1.383% due 07/01/2042	21		21
1.433% due 09/01/2041	65		67
1.583% due 09/01/2040	6		6
1.893% due 11/01/2034	10		11
2.054% due 11/01/2035	13		13
2.106% due 05/01/2035	14		15
2.201% due 07/01/2035	14		15
2.298% due 11/01/2035	42		45
2.373% due 03/01/2035	2		3
2.490% due 08/01/2035	117		125
2.940% due 08/01/2029	42		44
3.500% due 02/25/2043 (a)	2,445		340
4.000% due 11/01/2045	18,000		19,170
4.500% due 10/01/2045 - 11/01/2045	14,000		15,176
5.000% due 04/01/2028 - 07/25/2040	855		918
5.500% due 01/01/2025 - 11/01/2045	1,391		1,539
5.750% due 10/25/2035	34		37
5.763% due 12/25/2042	8		9
5.862% due 02/01/2031	16		17
6.000% due 03/01/2017 - 05/01/2037	71		79
7.500% due 07/25/2022	21		23
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	413		412
2.980% due 12/06/2020	224		229
Freddie Mac
0.234% due 12/25/2036	105		105
0.607% due 06/15/2018	3		3
0.657% due 11/15/2030	3		3
0.917% due 10/15/2037	129		131
1.383% due 02/25/2045	52		54
2.000% due 11/15/2026	1,338		1,359
2.435% due 06/01/2035	85		90
2.499% due 08/01/2035	86		91
2.504% due 07/01/2035	30		32
5.000% due 12/01/2025 - 10/01/2033	490		536
6.000% due 03/01/2016 - 08/01/2016	1		2
6.500% due 07/25/2043	83		97
7.000% due 04/15/2023	8		9
9.350% due 08/15/2044	722		865
Ginnie Mae
0.642% due 04/20/2065	283		282
0.652% due 06/20/2065	393		392
0.759% due 12/16/2025	3		3
0.792% due 04/20/2065	299		299
1.750% due 06/20/2027 - 02/20/2032	32		33
1.925% due 02/20/2041	122		123
2.000% due 05/20/2030	21		22
13.068% due 12/20/2032	2		2

Total U.S. Government Agencies (Cost $44,281)			44,513

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 19.0%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (g)(i)		$17,551	$	17,540
0.125% due 04/15/2019 (g)		14,971		14,930
0.625% due 07/15/2021		4,236		4,300
1.375% due 02/15/2044 (k)		717		730

Total U.S. Treasury Obligations (Cost $38,038)				37,500

MORTGAGE-BACKED SECURITIES 11.4%
ACAEC Trust
0.287% due 06/15/2024	EUR	2		2
American Home Mortgage Investment Trust
2.314% due 10/25/2034		$70		70
2.534% due 02/25/2045		26		26
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046		174		178
5.733% due 04/10/2049		319		335
Banc of America Funding Trust
0.474% due 07/25/2037		170		147
2.717% due 05/25/2035		468		478
Banc of America Mortgage Trust
2.803% due 08/25/2034		295		292
3.173% due 03/25/2033		335		333
BCAP LLC Trust
0.335% due 09/26/2035		52		52
2.851% due 09/28/2036		553		552
Bear Stearns Adjustable Rate Mortgage Trust
2.595% due 02/25/2033		2		2
2.725% due 01/25/2034		16		16
Bear Stearns ALT-A Trust
2.581% due 05/25/2035		105		102
2.697% due 09/25/2035		26		22
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		84		88
Citigroup Commercial Mortgage Trust
6.349% due 12/10/2049		91		98
Citigroup Mortgage Loan Trust, Inc.
0.264% due 01/25/2037		94		68
2.660% due 05/25/2035		36		36
2.730% due 10/25/2035		21		21
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		1,855		1,915
5.488% due 01/15/2046		333		333
Commercial Mortgage Trust
1.104% due 06/11/2027		2,000		1,986
Countrywide Home Loan Mortgage Pass-Through Trust
2.330% due 02/20/2036		103		90
2.448% due 11/25/2034		63		60
2.506% due 02/20/2035		97		96
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		627		649
5.383% due 02/15/2040		233		242
5.448% due 01/15/2049		1		1
5.855% due 03/15/2039		1,329		1,346
5.998% due 06/15/2038		141		144
6.270% due 02/15/2041		600		642
Credit Suisse Mortgage Capital Certificates
2.726% due 09/27/2036		570		572
2.864% due 09/26/2047		557		551
DBRR Trust
0.853% due 02/25/2045		3		3
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		36		36

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Eurosail PLC
1.289% due 09/13/2045	GBP	147	$	214
1.539% due 06/13/2045		1,300		1,939
Extended Stay America Trust
2.958% due 12/05/2031		$200		202
First Horizon Alternative Mortgage Securities Trust
2.214% due 01/25/2035		423		419
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		922		966
GMAC Mortgage Corp. Loan Trust
2.774% due 11/19/2035		41		37
Granite Master Issuer PLC
0.356% due 12/20/2054		232		231
0.416% due 12/20/2054		33		33
0.828% due 12/20/2054	GBP	44		67
Granite Mortgages PLC
0.966% due 09/20/2044		11		16
Great Hall Mortgages PLC
0.470% due 06/18/2039		$259		237
GSR Mortgage Loan Trust
2.334% due 06/25/2034		25		24
2.702% due 09/25/2035		159		160
3.749% due 11/25/2035		185		179
Hercules Eclipse PLC
0.821% due 10/25/2018	GBP	188		280
Hilton USA Trust
1.204% due 11/05/2030		$690		689
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		404		416
5.397% due 05/15/2045		73		75
5.794% due 02/12/2051		359		380
JPMorgan Commercial Mortgage-Backed Securities Trust
5.703% due 03/18/2051		258		267
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		59		52
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		210		216
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035		12		11
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300		314
Morgan Stanley Capital Trust
5.587% due 03/12/2044		127		127
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.474% due 12/25/2035		106		96
Prime Mortgage Trust
0.594% due 02/25/2034		6		6
Silverstone Master Issuer PLC
0.953% due 01/21/2070	GBP	800		1,207
Structured Adjustable Rate Mortgage Loan Trust
1.597% due 01/25/2035		$84		67
2.520% due 08/25/2034		132		131
2.560% due 02/25/2034		89		88
Structured Asset Mortgage Investments Trust
0.324% due 03/25/2037		166		124
0.466% due 07/19/2035		46		45
0.474% due 02/25/2036		35		29
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.233% due 01/25/2032		1		1
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^		55		55
Vulcan European Loan Conduit Ltd.
0.256% due 05/15/2017	EUR	44		49

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		$170	$	174
WaMu Mortgage Pass-Through Certificates Trust
0.464% due 12/25/2045		31		30
0.484% due 10/25/2045		193		180
0.929% due 01/25/2047		38		35
0.934% due 11/25/2034		95		91
1.599% due 06/25/2042		26		25
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041		2		2
Washington Mutual Mortgage Pass-Through Certificates Trust
2.166% due 02/25/2033		3		3
Wells Fargo Mortgage-Backed Securities Trust
2.685% due 06/25/2035		205		207
2.734% due 10/25/2035		785		792

Total Mortgage-Backed Securities (Cost $22,978)				22,572

ASSET-BACKED SECURITIES 12.5%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.304% due 03/25/2035		3,000		2,427
Ares European CLO BV
0.256% due 08/15/2024	EUR	99		110
Avoca CLO PLC
0.259% due 01/16/2023		28		31
Bear Stearns Asset-Backed Securities Trust
1.194% due 10/25/2037		$209		196
Bridgeport CLO Ltd.
0.570% due 06/18/2021		864		853
Cadogan Square CLO BV
0.279% due 01/17/2023	EUR	124		137
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$600		600
Cavalry CLO Ltd.
1.659% due 01/16/2024		1,000		997
CIFC Funding Ltd.
1.587% due 01/19/2023		672		673
1.682% due 12/05/2024		500		500
Countrywide Asset-Backed Certificates
0.674% due 12/25/2031		15		11
Countrywide Asset-Backed Certificates Trust
0.934% due 12/25/2034		2,372		2,239
Doral CLO Ltd.
1.532% due 05/26/2023		844		845
Educational Services of America, Inc.
1.344% due 09/25/2040		265		266
Elm CLO Ltd.
1.689% due 01/17/2023		983		985
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		1,000		1,000
Four Corners CLO Ltd.
0.565% due 01/26/2020		229		227
Franklin CLO Ltd.
0.597% due 06/15/2018		67		67
GE-WMC Mortgage Securities Trust
0.234% due 08/25/2036		4		2
Goldentree Loan Opportunities Ltd.
0.982% due 10/18/2021		257		256
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		700		698
Inwood Park CDO Ltd.
0.512% due 01/20/2021		327		327
JPMorgan Mortgage Acquisition Corp.
0.424% due 05/25/2035		1,105		1,078

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Jubilee CDO BV
0.282% due 08/21/2021	EUR	24	$	26
LCM LP
1.547% due 10/19/2022		$600		600
Lockwood Grove CLO Ltd.
1.665% due 01/25/2024		600		598
Massachusetts Educational Financing Authority
1.245% due 04/25/2038		55		55
MASTR Asset-Backed Securities Trust
0.944% due 12/25/2034 ^		2,737		2,637
Mercator CLO PLC
0.210% due 02/18/2024	EUR	50		56
Morgan Stanley ABS Capital, Inc. Trust
0.244% due 07/25/2036		$20		9
MT Wilson CLO Ltd.
0.516% due 07/11/2020		85		85
Navient Private Education Loan Trust
1.407% due 12/15/2028		200		201
Octagon Investment Partners Ltd.
0.534% due 04/23/2020		82		82
Panhandle-Plains Higher Education Authority, Inc.
1.456% due 10/01/2035		183		185
Prospero CLO BV
0.221% due 10/20/2022	EUR	377		421
RAAC Trust
0.674% due 03/25/2037		$159		154
Securitized Asset-Backed Receivables LLC Trust
0.254% due 12/25/2036 ^		54		21
SLC Student Loan Trust
0.437% due 09/15/2026		600		580
SLM Private Credit Student Loan Trust
0.517% due 03/15/2024		153		152
0.527% due 12/15/2023		72		72
SLM Private Education Loan Trust
0.957% due 10/16/2023		153		152
1.307% due 12/15/2021		12		12
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	302		329
0.385% due 10/25/2024		$555		542
1.795% due 04/25/2023		72		72
South Carolina Student Loan Corp.
1.074% due 03/02/2020		237		238
Stone Tower CLO Ltd.
0.519% due 04/17/2021		209		206
Structured Asset Investment Loan Trust
0.899% due 03/25/2034		168		157
1.169% due 10/25/2033		125		122
Sunrise SRL
0.467% due 08/27/2031	EUR	276		308
Symphony CLO Ltd.
1.564% due 07/23/2023		$1,100		1,101
Voya CLO Ltd.
1.589% due 10/15/2022		500		500
1.609% due 10/15/2022		500		500
Wood Street CLO BV
0.305% due 11/22/2021	EUR	52		57

Total Asset-Backed Securities (Cost $24,788)				24,755

SOVEREIGN ISSUES 11.8%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		200		193
Autonomous Community of Catalonia
4.750% due 06/04/2018		400		472

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	38,100	$	9,288
0.000% due 04/01/2016 (c)		4,300		1,012
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		3,500		647
Export-Import Bank of Korea
1.036% due 01/14/2017		$500		501
1.184% due 09/17/2016		900		903
1.250% due 11/20/2015		1,100		1,101
5.375% due 10/04/2016		500		521
Korea Development Bank
0.920% due 01/22/2017		500		500
3.250% due 03/09/2016		1,200		1,212
Korea Housing Finance Corp.
3.500% due 12/15/2016		300		307
Korea Land & Housing Corp.
1.875% due 08/02/2017		200		201
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	531		33

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.000% due 06/16/2016 (d)	MXN	1,062	$	65
8.500% due 12/13/2018		44,800		2,940
Province of Ontario
1.100% due 10/25/2017		$3,400		3,406

Total Sovereign Issues (Cost $26,470)				23,302

SHORT-TERM INSTRUMENTS 1.3%

CERTIFICATES OF DEPOSIT 1.0%
Intesa Sanpaolo SpA
1.666% due 04/11/2016		2,000		2,004

REPURCHASE AGREEMENTS (f) 0.3%
				507

Total Short-Term Instruments (Cost $2,507)				2,511

Total Investments in Securities (Cost $253,885)				249,550

	SHARES			MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.3%

SHORT-TERM INSTRUMENTS 2.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio III	463,203		$	4,593

Total Short-Term Instruments (Cost $4,593)				4,593

Total Investments in Affiliates (Cost $4,593)				4,593

Total Investments 128.6% (Cost $258,478)		$		254,143

Financial Derivative Instruments (h)(j) 2.8% (Cost or Premiums, net $(299))				5,411

Other Assets and Liabilities, net (31.4%)				(61,989)

Net Assets 100.0%		$		197,565

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$507	U.S. Treasury Notes 1.875% due 06/30/2020	$(519)	$507	$507

Total Repurchase Agreements						$(519)	$507	$507

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.400%	08/28/2015	10/28/2015	$(14,928)	$(14,934)
GRE	0.460%	09/04/2015	10/05/2015	(406)	(406)
	0.550%	09/22/2015	10/06/2015	(1,728)	(1,728)
	0.600%	09/23/2015	10/07/2015	(2,842)	(2,842)

Total Reverse Repurchase Agreements					$(19,910)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.350%	08/10/2015	10/09/2015	$(3,656)	$(3,659)

Total Sale-Buyback Transactions					$(3,659)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $10,564 at a weighted average interest rate of 0.324%.
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop.

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $23,604 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BSN	$0	$(14,934)	$0	$(14,934)	$14,970	$36
GRE	0	(4,976)	0	(4,976)	4,977	1
SSB	507	0	0	507	(519)	(12)

Master Securities Forward Transaction Agreement
MSC	0	0	(3,659)	(3,659)	3,656	(3)

Total Borrowings and Other Financing Transactions	$507	$(19,910)	$(3,659)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(19,910)	$0	$0	$(19,910)

Total	$0	$(19,910)	$0	$0	$(19,910)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(3,659)	0	0	(3,659)

Total	$0	$(3,659)	$0	$0	$(3,659)

Total Borrowings	$0	$(23,569)	$0	$0	$(23,569)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(23,569)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar June Futures	Short	06/2017	81	$(103)	$3	$0
90-Day Eurodollar March Futures	Short	03/2018	54	(123)	2	0
Euro-Schatz December Futures	Long	12/2015	196	22	0	(2)
U.S. Treasury 2-Year Note December Futures	Long	12/2015	53	36	0	(3)
U.S. Treasury 5-Year Note December Futures	Short	12/2015	51	(25)	5	0
U.S. Treasury 10-Year Note December Futures	Short	12/2015	13	(1)	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	230	(184)	0	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	6	(5)	0	0

Total Futures Contracts				$(383)	$11	$(14)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$3,960	$116	$(149)	$15	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	200	0	0	0	0
CDX.IG-21 3-Year Index	1.000%	12/20/2016	1,900	16	(16)	0	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	14,900	79	(148)	1	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	3,200	11	(1)	0	(1)

				$222	$(314)	$16	$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	12/16/2025	$	4,300	$(168)	$(154)	$4	$0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		6,400	(175)	(145)	4	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		25,600	(647)	(759)	17	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		8,200	204	233	0	(6)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		1,100	(44)	(61)	1	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		400	(17)	(25)	1	0
Receive	6-Month GBP-LIBOR	1.880%	10/05/2017	GBP	600	(17)	(2)	0	0
Receive	6-Month GBP-LIBOR	1.837%	10/06/2017		100	(3)	(3)	0	0
Receive	6-Month GBP-LIBOR	1.500%	03/16/2018		3,900	(48)	(21)	0	(2)
Pay	28-Day MXN-TIIE	3.925%	05/16/2016	MXN	112,200	13	13	1	0
Pay	28-Day MXN-TIIE	4.955%	06/24/2019		120,000	(17)	(17)	13	0
Pay	28-Day MXN-TIIE	5.615%	06/02/2020		75,100	61	25	15	0
Pay	28-Day MXN-TIIE	5.575%	03/16/2022		27,200	(21)	(21)	9	0
Pay	28-Day MXN-TIIE	5.980%	08/26/2024		6,000	(7)	0	2	0

						$(886)	$(937)	$67	$(8)

Total Swap Agreements						$(664)	$(1,251)	$83	$(9)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $684 and cash of $2,110 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$11	$83	$94	$0	$(14)	$(9)	$(23)

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015		BRL	555	$		143	$3	$0
	10/2015		THB	4,438			122	0	0
	10/2015		TWD	11,890			367	7	0
	10/2015	$		140		BRL	555	0	0
	10/2015			7,752		GBP	5,099	0	(39)
	10/2015			172		PHP	8,087	1	0
	10/2015			177		THB	6,430	0	0
	11/2015		GBP	5,099	$		7,751	38	0
	11/2015	$		1,208		ILS	4,760	6	0
	06/2016		EUR	4,446	$		6,088	1,093	0
	06/2016	$		253		EUR	187	0	(43)

BPS	10/2015		BRL	3,413	$		882	24	(3)
	10/2015	$		859		BRL	3,413	2	0
	12/2015		MXN	7,486	$		440	0	0

BRC	10/2015		INR	19,213			287	0	(5)
	10/2015	$		474		SGD	673	0	(1)
	06/2016		EUR	877	$		1,206	220	0

CBK	10/2015		BRL	950			239	0	(1)
	10/2015		EUR	647			723	0	0
	10/2015		ILS	11,749			3,118	123	0
	10/2015		PHP	17,750			380	1	0
	10/2015		SGD	515			368	6	0
	10/2015		THB	3,813			107	2	0
	10/2015	$		230		BRL	950	10	0
	11/2015		JPY	537,900	$		4,453	0	(33)
	11/2015	$		655		AUD	910	0	(18)
	11/2015			453		ILS	1,774	0	0
	12/2015			511		MXN	8,792	6	0
	12/2015			253		TWD	8,202	0	(5)
	04/2016		BRL	1,066	$		320	67	0

DUB	10/2015			47,018			11,924	83	(19)
	10/2015		DKK	2,971			459	14	0
	10/2015	$		12,697		BRL	47,018	101	(938)
	11/2015		BRL	25,183	$		6,217	0	(65)
	11/2015	$		848		BRL	3,391	0	(2)
	12/2015		MXN	5,124	$		299	0	(2)
	02/2016		EUR	900			1,211	203	0
	06/2016			439			601	108	0
	06/2016	$		412		EUR	305	0	(70)
	10/2016		BRL	3,349	$		879	119	0

FBF	10/2015			29,521			8,515	1,069	0
	10/2015	$		7,431		BRL	29,521	15	0
	10/2015			296		KRW	352,436	2	0
	10/2015			266		RUB	17,625	0	0
	04/2016		BRL	3,100	$		862	126	0

GLM	10/2015			3,702			982	48	0
	10/2015		EUR	257			290	3	0
	10/2015		KRW	1,524,431			1,277	0	(9)
	10/2015	$		930		BRL	3,702	4	0
	10/2015			1,024		EUR	905	0	(13)
	10/2015			995		KRW	1,181,880	2	0
	10/2015			298		TWD	9,726	0	(4)
	11/2015		AUD	1,939	$		1,389	31	0
	11/2015		EUR	613			687	2	0
	11/2015		JPY	447,800			3,660	0	(75)
	11/2015	$		713		AUD	1,003	0	(11)
	11/2015			6,912		JPY	842,400	114	0

HUS	10/2015		BRL	371	$		96	2	0
	10/2015		JPY	689,212			5,769	24	0
	10/2015	$		93		BRL	372	0	0

JPM	10/2015		BRL	5,814	$		1,582	122	(7)
	10/2015		EUR	907			1,038	25	(1)
	10/2015		INR	10,112			153	0	(1)
	10/2015		THB	19,969			557	7	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015	$		1,473		BRL	5,815	$3	$(9)
	10/2015			1,939		EUR	1,721	0	(16)
	10/2015			606		THB	22,023	1	0
	11/2015			928		EUR	827	0	(3)
	11/2015			299		ILS	1,159	0	(3)
	11/2015			470		INR	30,558	0	(7)
	12/2015			184		TWD	5,971	0	(4)
	01/2016		BRL	32,100	$		9,480	1,639	0

MSB	10/2015			6,000			1,510	0	(3)
	10/2015	$		1,814		BRL	6,000	0	(301)
	10/2015			5,739		JPY	689,212	6	0
	11/2015		JPY	689,212	$		5,741	0	(6)
	01/2016		BRL	6,000			1,764	298	0
	06/2016		EUR	1,119			1,539	282	0

NAB	10/2015	$		8,485		EUR	7,433	0	(179)
	06/2016		EUR	2,555	$		3,509	638	0
	07/2016			1,998			2,711	463	0

NGF	10/2015		TWD	1,428			44	1	0

RYL	12/2015		MXN	2,627			154	0	0

SCX	10/2015		GBP	5,099			7,918	204	0
	10/2015		TWD	10,810			335	8	0
	10/2015	$		81		PHP	3,801	0	0
	10/2016		CNY	6,460	$		988	2	0

SOG	10/2015	$		330		RUB	21,850	0	0

UAG	10/2015		BRL	664	$		167	0	0
	10/2015		EUR	8,248			9,227	11	0
	10/2015		PHP	9,288			198	0	0
	10/2015		SGD	155			110	1	0
	10/2015	$		160		BRL	664	7	0
	10/2015			117		PHP	5,487	0	0
	11/2015			9,231		EUR	8,248	0	(11)
	11/2015			613		JPY	73,600	1	0
	12/2015		MXN	49,942	$		2,976	39	0
	01/2016	$		197		PHP	9,288	0	0

Total Forward Foreign Currency Contracts								$7,437	$(1,907)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	1,100	$(62)	$(9)

BPS	Call - OTC EUR versus USD	$	1.149	11/25/2015	EUR	1,400	(12)	(9)
	Call - OTC USD versus INR	INR	68.500	11/10/2015	$	1,200	(11)	(2)

CBK	Call - OTC EUR versus USD	$	1.172	11/20/2015	EUR	1,700	(12)	(4)

FBF	Call - OTC USD versus BRL	BRL	3.850	10/01/2015	$	4,100	(47)	(119)
	Put - OTC USD versus BRL		3.790	10/28/2015		800	(9)	(8)
	Call - OTC USD versus BRL		4.600	03/14/2016		900	(25)	(32)

GLM	Put - OTC EUR versus USD	$	1.078	12/07/2015	EUR	1,100	(9)	(7)
	Call - OTC EUR versus USD		1.151	12/07/2015		1,100	(9)	(8)
	Put - OTC EUR versus USD		1.077	12/08/2015		1,100	(9)	(7)
	Call - OTC EUR versus USD		1.152	12/08/2015		1,100	(10)	(8)
	Put - OTC EUR versus USD		1.076	12/14/2015		1,200	(10)	(8)
	Call - OTC EUR versus USD		1.155	12/14/2015		1,200	(11)	(9)
	Call - OTC USD versus BRL	BRL	4.450	01/14/2016	$	1,100	(23)	(31)

HUS	Call - OTC AUD versus USD	$	0.733	11/05/2015	AUD	1,700	(7)	(3)

JPM	Call - OTC USD versus INR	INR	68.000	10/28/2015	$	300	(2)	0

SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		200	(3)	0

UAG	Call - OTC EUR versus USD	$	1.145	11/12/2015	EUR	1,400	(11)	(9)

							$(282)	$(273)

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	12/16/2015	$	13,300	$(46)	$(11)

Total Written Options								$(328)	$(284)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	49	$85,700	AUD	0	EUR	0	$(583)
Sales	0	53,700		2,700		17,500	(424)
Closing Buys	0	(84,700)		0		0	435
Expirations	(49)	(19,900)		0		(6,200)	189
Exercised	0	(11,800)		(1,000)		0	55

Balance at End of Period	0	$23,000	AUD	1,700	EUR	11,300	$(328)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%	EUR	500	$11	$(7)	$4	$0
	China Government International Bond	1.000%	06/20/2019	0.938%	$	200	2	(1)	1	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		100	0	(1)	0	(1)

BPS	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%	EUR	600	13	(8)	5	0
	Continental AG	1.000%	12/20/2020	0.938%		200	1	0	1	0

BRC	Brazil Government International Bond	1.000%	06/20/2016	2.532%	$	500	(1)	(4)	0	(5)
	MetLife, Inc.	1.000%	03/20/2019	0.624%		400	3	2	5	0
	MetLife, Inc.	1.000%	09/20/2019	0.729%		500	9	(4)	5	0

CBK	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%	EUR	200	4	(2)	2	0
	Brazil Government International Bond	1.000%	03/20/2017	3.608%	$	200	(2)	(6)	0	(8)
	HSBC Bank PLC	1.000%	03/20/2019	1.033%	EUR	500	(5)	4	0	(1)
	Mexico Government International Bond	1.000%	09/20/2016	0.828%	$	100	1	(1)	0	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		200	0	(2)	0	(2)

DUB	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%		200	4	0	4	0
	Brazil Government International Bond	1.000%	06/20/2016	2.532%		200	0	(2)	0	(2)
	Brazil Government International Bond	1.000%	03/20/2017	3.608%		300	(3)	(8)	0	(11)
	China Government International Bond	1.000%	03/20/2019	0.881%		300	0	1	1	0
	Export-Import Bank of China	1.000%	12/20/2016	0.575%		300	(24)	26	2	0
	MetLife, Inc.	1.000%	03/20/2019	0.624%		200	3	0	3	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%		500	(3)	4	1	0
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		100	0	0	0	0

FBF	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%	EUR	100	2	(1)	1	0

GST	MetLife, Inc.	1.000%	06/20/2016	0.147%	$	1,000	17	(11)	6	0
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		300	1	0	1	0

HUS	Brazil Government International Bond	1.000%	03/20/2016	2.532%		200	(1)	0	0	(1)
	Brazil Government International Bond	1.000%	06/20/2016	2.532%		700	(1)	(7)	0	(8)
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		100	1	(1)	0	0

JPM	China Government International Bond	1.000%	06/20/2019	0.938%		400	2	(1)	1	0
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		100	1	(1)	0	0
	PSEG Power LLC	1.000%	12/20/2018	0.590%		200	1	2	3	0

MYC	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%	EUR	300	7	(4)	3	0
	BP Capital Markets America, Inc.	1.000%	03/20/2020	0.880%		200	3	(2)	1	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%	$	200	0	(2)	0	(2)

							$46	$(37)	$50	$(41)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$109	$(1)	$1	$0	$0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	97	0	1	1	0

MYC	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	928	(6)	3	0	(3)

					$(7)	$5	$1	$(3)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
DUB	Receive	1-Year BRL-CDI	12.810%	01/04/2021	BRL	4,900	$(10)	$97	$87	$0

Total Swap Agreements							$29	$65	$138	$(44)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $264 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$1,148	$0	$5	$1,153	$(82)	$(9)	$(1)	$(92)	$1,061	$(880)	$181
BPS	26	0	6	32	(3)	(11)	0	(14)	18	0	18
BRC	220	0	10	230	(6)	0	(5)	(11)	219	(240)	(21)
CBK	215	0	2	217	(57)	(4)	(11)	(72)	145	(310)	(165)
DUB	628	0	98	726	(1,096)	0	(13)	(1,109)	(383)	44	(339)
FBF	1,212	0	1	1,213	0	(159)	0	(159)	1,054	(1,220)	(166)
GLM	204	0	0	204	(112)	(78)	0	(190)	14	0	14
GST	0	0	7	7	0	0	0	0	7	(10)	(3)
HUS	26	0	0	26	0	(3)	(9)	(12)	14	0	14
JPM	1,797	0	5	1,802	(51)	0	0	(51)	1,751	(1,970)	(219)
MSB	586	0	0	586	(310)	0	0	(310)	276	(280)	(4)
MYC	0	0	4	4	0	(11)	(5)	(16)	(12)	0	(12)
NAB	1,101	0	0	1,101	(179)	0	0	(179)	922	(1,060)	(138)
NGF	1	0	0	1	0	0	0	0	1	0	1
SCX	214	0	0	214	0	0	0	0	214	0	214
UAG	59	0	0	59	(11)	(9)	0	(20)	39	0	39

Total Over the Counter	$7,437	$0	$138	$7,575	$(1,907)	$(284)	$(44)	$(2,235)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

48	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11	$11
Swap Agreements	0	16	0	0	67	83

	$0	$16	$0	$0	$78	$94

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,437	$0	$7,437
Swap Agreements	0	51	0	0	87	138

	$0	$51	$0	$7,437	$87	$7,575

	$0	$67	$0	$7,437	$165	$7,669

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	1	0	0	8	9

	$0	$1	$0	$0	$22	$23

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,907	$0	$1,907
Written Options	0	0	0	273	11	284
Swap Agreements	0	44	0	0	0	44

	$0	$44	$0	$2,180	$11	$2,235

	$0	$45	$0	$2,180	$33	$2,258

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$14	$14
Futures	0	0	0	0	(854)	(854)
Swap Agreements	0	47	0	0	(85)	(38)

	$0	$47	$0	$0	$(925)	$(878)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,983	$0	$1,983
Purchased Options	0	0	0	(2)	(29)	(31)
Written Options	0	0	0	182	153	335
Swap Agreements	0	(196)	0	0	0	(196)

	$0	$(196)	$0	$2,163	$124	$2,091

	$0	$(149)	$0	$2,163	$(801)	$1,213

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(4)	$(4)
Futures	0	0	0	0	(39)	(39)
Swap Agreements	0	(308)	0	0	(287)	(595)

	$0	$(308)	$0	$0	$(330)	$(638)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(645)	$0	$(645)
Purchased Options	0	0	0	2	119	121
Written Options	0	0	0	(98)	(146)	(244)
Swap Agreements	0	191	0	0	98	289

	$0	$191	$0	$(741)	$71	$(479)

	$0	$(117)	$0	$(741)	$(259)	$(1,117)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$475	$0	$475
Corporate Bonds & Notes
Banking & Finance	0	59,249	0	59,249
Industrials	1,000	15,539	0	16,539
Utilities	0	15,365	0	15,365
Municipal Bonds & Notes
California	0	1,200	0	1,200
New Jersey	0	1,498	0	1,498
Texas	0	71	0	71
U.S. Government Agencies	0	44,513	0	44,513
U.S. Treasury Obligations	0	37,500	0	37,500
Mortgage-Backed Securities	0	22,572	0	22,572
Asset-Backed Securities	0	24,755	0	24,755
Sovereign Issues	0	23,302	0	23,302
Short-Term Instruments
Certificates of Deposit	0	2,004	0	2,004
Repurchase Agreements	0	507	0	507
	$1,000	$248,550	$0	$249,550

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,593	$0	$0	$4,593

Total Investments	$5,593	$248,550	$0	$254,143

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	83	0	94
Over the counter	0	7,575	0	7,575
	$11	$7,658	$0	$7,669

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14)	(9)	0	(23)
Over the counter	0	(2,235)	0	(2,235)
	$(14)	$(2,244)	$0	$(2,258)

Totals	$5,590	$253,964	$0	$259,554

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

50	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Money Market Fund

September 30, 2015 (Unaudited)

MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.2%

SHORT-TERM INSTRUMENTS 100.2%

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 13.9%
$97,600

TREASURY REPURCHASE AGREEMENTS (a) 86.3%
607,876

Total Short-Term Instruments (Cost $705,476)	705,476

Total Investments in Securities (Cost $705,476)	705,476

Total Investments 100.2% (Cost $705,476)	$705,476

Other Assets and Liabilities, net (0.2%)	(1,470)

Net Assets 100.0%	$704,006

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
BPG	0.250%	09/30/2015	10/01/2015	$6,000	Fannie Mae 3.500% due 07/01/2045	$(3,955)	$6,000	$6,000
					U.S. Treasury Notes 1.625% due 04/30/2019	(2,246)
FAR	0.350%	09/30/2015	10/01/2015	70,000	Freddie Mac 3.500% due 03/01/2042	(72,206)	70,000	70,001
GSC	0.290%	09/30/2015	10/01/2015	21,600	Freddie Mac 3.500% due 09/01/2042	(22,313)	21,600	21,600

Treasury Repurchase Agreements
FAR	0.270%	09/30/2015	10/01/2015	84,500	U.S. Treasury Notes 1.500% due 10/31/2019	(86,226)	84,500	84,501
IND	0.220%	09/30/2015	10/01/2015	5,400	U.S. Treasury Notes 1.500% due 05/31/2020	(5,512)	5,400	5,400
JPS	0.280%	09/30/2015	10/01/2015	53,500	U.S. Treasury Notes 3.000% due 08/31/2016	(54,667)	53,500	53,501
MBC	0.270%	09/30/2015	10/01/2015	42,100	U.S. Treasury Notes 1.750% due 04/30/2022	(43,577)	42,100	42,100
MSC	0.270%	09/30/2015	10/01/2015	7,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(7,152)	7,000	7,000
NOM	0.270%	09/30/2015	10/01/2015	25,000	U.S. Treasury Notes 1.750% due 09/30/2022	(25,571)	25,000	25,000
RDR	0.270%	09/30/2015	10/01/2015	71,000	U.S. Treasury Notes 2.125% - 2.625% due 08/15/2020 - 06/30/2022	(72,528)	71,000	71,001
SCX	0.270%	09/30/2015	10/01/2015	159,600	U.S. Treasury Bonds 3.000% - 4.375% due 02/15/2038 - 11/15/2044	(61,498)	159,600	159,601
					U.S. Treasury Notes 1.375% - 3.000% due 08/31/2016 - 09/30/2020	(101,541)
SSB	0.000%	09/30/2015	10/01/2015	476	U.S. Treasury Notes 1.875% due 06/30/2020	(488)	476	476
TDM	0.280%	09/30/2015	10/01/2015	159,300	U.S. Treasury Floating Rate Notes 0.068% - 0.099% due 10/31/2016 - 07/31/2017	(162,642)	159,300	159,301

Total Repurchase Agreements						$(722,122)	$705,476	$705,482

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Schedule of Investments PIMCO Money Market Fund (Cont.)

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BPG	$6,000	$0	$0	$6,000	$(6,201)	$(201)
FAR	154,502	0	0	154,502	(158,432)	(3,930)
GSC	21,600	0	0	21,600	(22,313)	(713)
IND	5,400	0	0	5,400	(5,512)	(112)
JPS	53,501	0	0	53,501	(54,667)	(1,166)
MBC	42,100	0	0	42,100	(43,577)	(1,477)
MSC	7,000	0	0	7,000	(7,152)	(152)
NOM	25,000	0	0	25,000	(25,571)	(571)
RDR	71,001	0	0	71,001	(72,528)	(1,527)
SCX	159,601	0	0	159,601	(163,039)	(3,438)
SSB	476	0	0	476	(488)	(12)
TDM	159,301	0	0	159,301	(162,642)	(3,341)

Total Borrowings and Other Financing Transactions	$705,482	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Short-Term Instruments
Government Agency Repurchase Agreements	$0	$97,600	$0	$97,600
Repurchase Agreements	0	607,876	0	607,876

Total Investments	$0	$705,476	$0	$705,476

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

52	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Short Asset Investment Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.6%

CORPORATE BONDS & NOTES 56.1%

BANKING & FINANCE 25.4%
American Express Credit Corp.
0.890% due 03/18/2019	$1,000	$997
American International Group, Inc.
5.050% due 10/01/2015	1,500	1,500
Banco Santander Brasil S.A.
4.250% due 01/14/2016	1,500	1,496
Banco Santander Chile
1.887% due 01/19/2016	2,200	2,203
Bank of America N.A.
0.731% due 05/08/2017	3,700	3,689
0.782% due 06/05/2017	3,100	3,093
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.742% due 03/10/2017	2,700	2,694
0.882% due 03/05/2018	3,200	3,189
0.943% due 09/09/2016	500	501
BBVA Bancomer S.A.
4.500% due 03/10/2016	2,500	2,531
BPCE S.A.
0.936% due 06/23/2017	1,000	998
0.964% due 06/17/2017	1,700	1,697
Caisse Centrale Desjardins
0.726% due 03/27/2017	1,600	1,597
Citigroup, Inc.
0.603% due 06/09/2016	1,000	995
0.985% due 04/27/2018	1,000	997
Corp. Andina de Fomento
0.844% due 01/29/2018	4,700	4,743
Credit Agricole S.A.
1.175% due 10/03/2016	500	502
Danske Bank A/S
3.875% due 04/14/2016	3,400	3,453
DBS Group Holdings Ltd.
0.789% due 07/16/2019	1,000	1,001
Eksportfinans ASA
5.500% due 05/25/2016	2,500	2,556
ERP Operating LP
5.375% due 08/01/2016	2,500	2,591
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
5.125% due 01/21/2016	2,968	3,001
First Horizon National Corp.
5.375% due 12/15/2015	3,400	3,429
Ford Motor Credit Co. LLC
0.852% due 09/08/2017	5,500	5,391
1.223% due 01/09/2018	500	496
1.500% due 01/17/2017	200	199
3.000% due 06/12/2017	205	208
3.984% due 06/15/2016	100	102
General Motors Financial Co., Inc.
1.643% due 04/10/2018	3,500	3,499
2.750% due 05/15/2016	1,450	1,459
4.750% due 08/15/2017	2,300	2,387
Goldman Sachs Group, Inc.
0.958% due 06/04/2017	600	600
1.454% due 04/23/2020	4,200	4,216
1.497% due 04/30/2018	2,400	2,422
HBOS PLC
1.027% due 09/30/2016	600	599
HSBC Finance Corp.
0.754% due 06/01/2016	2,250	2,246
5.500% due 01/19/2016	917	929
HSBC USA, Inc.
1.081% due 08/07/2018	2,000	1,997

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hypothekenbank Frankfurt AG
0.161% due 09/20/2017	$1,500	$1,479
Industrial Bank of Korea
2.375% due 07/17/2017	500	507
Intesa Sanpaolo SpA
3.125% due 01/15/2016	5,500	5,530
IPIC GMTN Ltd.
3.125% due 11/15/2015	6,300	6,325
JPMorgan Chase & Co.
0.834% due 03/01/2018	700	696
1.195% due 01/25/2018	1,600	1,608
1.249% due 01/23/2020	1,600	1,607
KEB Hana Bank
1.436% due 11/09/2016	1,800	1,810
Lloyds Bank PLC
0.859% due 05/14/2018	1,900	1,890
Macquarie Bank Ltd.
0.925% due 10/27/2017	2,500	2,490
MUFG Union Bank N.A.
1.500% due 09/26/2016	1,000	1,004
Nomura Holdings, Inc.
2.000% due 09/13/2016	3,900	3,920
ORIX Corp.
5.000% due 01/12/2016	3,000	3,032
QNB Finance Ltd.
3.125% due 11/16/2015	1,600	1,605
RCI Banque S.A.
4.600% due 04/12/2016	3,700	3,761
Santander Bank N.A.
1.216% due 01/12/2018	1,000	997
Shinhan Bank
0.934% due 04/08/2017	1,400	1,400
Societe Generale S.A.
3.500% due 01/15/2016	2,000	2,016
Stone Street Trust
5.902% due 12/15/2015	2,800	2,830
Sumitomo Mitsui Banking Corp.
1.034% due 07/23/2018	500	500
2.900% due 07/22/2016	2,000	2,031
Suncorp-Metway Ltd.
0.799% due 05/23/2016	2,700	2,699
U.S. Bancorp
0.695% due 04/25/2019	1,300	1,293
Ventas Realty LP
1.550% due 09/26/2016	2,580	2,587
Vesey Street Investment Trust
4.404% due 09/01/2016	2,000	2,054

		131,874

INDUSTRIALS 24.8%
AbbVie, Inc.
1.200% due 11/06/2015	1,400	1,401
Actavis Funding SCS
1.199% due 09/01/2016	5,100	5,093
Amgen, Inc.
0.709% due 05/22/2017	1,350	1,346
0.929% due 05/22/2019	1,000	993
2.500% due 11/15/2016	230	234
Aviation Capital Group Corp.
3.875% due 09/27/2016	900	910
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	149	150
BAT International Finance PLC
0.847% due 06/15/2018	2,000	1,997
Canadian Natural Resources Ltd.
0.702% due 03/30/2016	1,800	1,796

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cisco Systems, Inc.
0.824% due 03/01/2019	$1,568	$1,565
CNOOC Finance Ltd.
1.125% due 05/09/2016	3,000	2,998
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	1,500	1,509
ConAgra Foods, Inc.
0.662% due 07/21/2016	2,600	2,593
1.300% due 01/25/2016	500	500
Daimler Finance North America LLC
1.010% due 08/03/2017	2,500	2,490
Enbridge, Inc.
0.779% due 06/02/2017	2,000	1,965
0.976% due 10/01/2016	175	174
Enterprise Products Operating LLC
3.200% due 02/01/2016	500	503
ERAC USA Finance LLC
1.400% due 04/15/2016	1,000	1,001
5.900% due 11/15/2015	2,500	2,514
Glencore Canada Corp.
6.000% due 10/15/2015	800	800
Glencore Finance Canada Ltd.
2.050% due 10/23/2015	7,500	7,493
Hewlett Packard Enterprise Co.
2.066% due 10/05/2017 (a)	2,400	2,400
Hewlett-Packard Co.
2.650% due 06/01/2016	1,100	1,116
3.000% due 09/15/2016	2,737	2,789
Hyundai Capital America
1.625% due 10/02/2015	1,000	1,000
Incitec Pivot Ltd.
4.000% due 12/07/2015	3,090	3,104
Kansas City Southern de Mexico S.A. de C.V.
0.994% due 10/28/2016	2,400	2,388
Kia Motors Corp.
3.625% due 06/14/2016	2,300	2,331
Kinder Morgan Energy Partners LP
4.100% due 11/15/2015	1,000	1,003
Korea National Oil Corp.
4.000% due 10/27/2016	2,500	2,575
Kraft Heinz Foods Co.
1.600% due 06/30/2017	700	701
Lowe’s Cos., Inc.
0.752% due 09/10/2019	1,300	1,296
Marriott International, Inc.
6.200% due 06/15/2016	500	518
Medtronic, Inc.
1.137% due 03/15/2020	2,000	1,992
Mylan, Inc.
1.800% due 06/24/2016	1,200	1,198
NBCUniversal Enterprise, Inc.
0.974% due 04/15/2018	1,500	1,500
Nissan Motor Acceptance Corp.
0.884% due 03/03/2017	500	499
1.026% due 09/26/2016	1,300	1,300
ONEOK Partners LP
3.250% due 02/01/2016	905	909
Oracle Corp.
0.794% due 10/08/2019	2,500	2,492
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016	2,000	2,036
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	7,037	7,081
Pioneer Natural Resources Co.
5.875% due 07/15/2016	4,500	4,655
Reynolds American, Inc.
1.050% due 10/30/2015	2,750	2,750

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 08/04/2016	$2,700	$2,743
6.750% due 06/15/2017	1,000	1,083
SABIC Capital BV
3.000% due 11/02/2015	500	500
SABMiller Holdings, Inc.
0.990% due 08/01/2018	500	498
2.450% due 01/15/2017	2,600	2,635
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	900	913
Sky Group Finance PLC
5.625% due 10/15/2015	3,125	3,129
Statoil ASA
0.611% due 05/15/2018	1,369	1,358
0.771% due 11/08/2018	1,400	1,392
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016	3,684	3,723
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016	1,525	1,558
Thermo Fisher Scientific, Inc.
3.200% due 03/01/2016	2,501	2,524
Total Capital International S.A.
0.881% due 08/10/2018	267	267
Transcontinental Gas Pipe Line Co. LLC
6.400% due 04/15/2016	3,000	3,086
Tyson Foods, Inc.
6.600% due 04/01/2016	3,300	3,391
UAL Pass-Through Trust
10.400% due 05/01/2018	262	282
UnitedHealth Group, Inc.
0.744% due 01/17/2017	3,600	3,601
Viacom, Inc.
6.250% due 04/30/2016	320	329
Volkswagen Group of America Finance LLC
0.609% due 11/22/2016	5,000	4,848
0.699% due 05/23/2017	400	382
Walgreens Boots Alliance, Inc.
0.774% due 05/18/2016	1,300	1,299
Woolworths Ltd.
5.550% due 11/15/2015	1,729	1,738

		128,937

UTILITIES 5.9%
BellSouth Corp.
4.821% due 04/26/2021	5,000	5,102
BG Energy Capital PLC
2.500% due 12/09/2015	4,130	4,143
British Telecommunications PLC
1.625% due 06/28/2016	3,800	3,816
Duke Energy Progress LLC
0.534% due 03/06/2017	700	698
Electricite de France S.A.
0.747% due 01/20/2017	2,400	2,401
Jersey Central Power & Light Co.
5.625% due 05/01/2016	2,000	2,044
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016	1,689	1,707
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	500	511
Petrobras Global Finance BV
2.694% due 03/17/2017	1,900	1,639
Telecom Italia Capital S.A.
5.250% due 10/01/2015	4,500	4,500
Verizon Communications, Inc.
2.086% due 09/14/2018	3,885	3,997

		30,558

Total Corporate Bonds & Notes (Cost $292,124)		291,369

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.1%

CALIFORNIA 1.0%
California State General Obligation Notes, Series 2013
1.250% due 11/01/2016	$200	$201
Orange County, California Revenue Notes, Series 2015
0.680% due 02/01/2016	2,000	2,004
University of California Revenue Bonds, Series 2011
0.697% due 07/01/2041	2,900	2,900

		5,105

TEXAS 0.1%
Texas State General Obligation Notes, Series 2013
0.597% due 06/01/2018	565	566

Total Municipal Bonds & Notes (Cost $5,666)		5,671

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
0.494% due 04/25/2036 - 06/25/2036	1,460	1,462
0.497% due 12/25/2017	1,165	1,166
0.544% due 07/25/2036	293	294
0.594% due 12/25/2043	895	898
0.644% due 04/25/2039	1,063	1,070
0.734% due 07/25/2037	292	296
0.744% due 09/25/2041	16	17
0.774% due 07/25/2041	1,595	1,611
0.874% due 02/25/2041	839	848
Freddie Mac
0.607% due 03/15/2041	425	428
0.697% due 07/15/2037	1,536	1,551
0.707% due 08/15/2041	50	51
0.787% due 07/15/2037	184	186
0.807% due 11/15/2037	239	243
1.100% due 10/05/2017 (c)	1,000	1,000
1.157% due 01/15/2032	569	586
1.207% due 01/15/2039	161	166
Ginnie Mae
0.762% due 04/20/2062	112	112
NCUA Guaranteed Notes
0.763% due 12/08/2020	1,901	1,915

Total U.S. Government Agencies (Cost $13,849)		13,900

MORTGAGE-BACKED SECURITIES 5.4%
Asset Securitization Corp.
6.930% due 02/14/2043	1,703	1,793
Banc of America Commercial Mortgage Trust
5.347% due 10/10/2045	1,557	1,614
Banc of America Large Loan, Inc.
6.503% due 10/10/2045	3,863	3,863
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/2041	3,537	3,638
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	2,600	2,686
COBALT Commercial Mortgage Trust
5.223% due 08/15/2048	2,434	2,504
DBRR Trust
0.853% due 02/25/2045	39	39
GS Mortgage Securities Trust
1.144% due 05/10/2045	33	33
JPMorgan Chase Commercial Mortgage Securities Trust
5.866% due 02/12/2049	239	244
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.166% due 12/12/2049	1,967	2,035

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Capital Trust
0.354% due 07/12/2044	$3,931	$3,918
3.884% due 09/15/2047	522	524
Wachovia Bank Commercial Mortgage Trust
0.357% due 10/15/2048	2,163	2,147
0.417% due 04/15/2047	3,100	3,019
Wells Fargo-RBS Commercial Mortgage Trust
1.081% due 04/15/2045	206	206

Total Mortgage-Backed Securities (Cost $28,487)		28,263

ASSET-BACKED SECURITIES 7.0%
Aircraft Lease Securitisation Ltd.
0.459% due 05/10/2032	1,028	1,019
ALM Ltd.
1.937% due 01/20/2026	4,500	4,528
BA Credit Card Trust
0.537% due 06/15/2020	5,000	4,995
California Republic Auto Receivables Trust
0.630% due 06/15/2017	534	533
Carlyle Global Market Strategies CLO Ltd.
1.630% due 07/27/2026	2,200	2,217
Citibank Credit Card Issuance Trust
0.329% due 12/17/2018	2,000	1,995
Duane Street CLO Ltd.
0.536% due 01/11/2021	239	239
Fifth Third Auto Trust
0.450% due 04/17/2017	320	319
Flagship CLO
0.575% due 09/20/2019	387	383
Lockwood Grove CLO Ltd.
1.665% due 01/25/2024	2,500	2,493
Madison Park Funding Ltd.
1.611% due 08/15/2022	800	800
Navient Private Education Loan Trust
0.707% due 12/15/2021	1,779	1,773
Navient Student Loan Trust
0.614% due 08/27/2029	2,800	2,760
OHA Credit Partners Ltd.
1.531% due 05/15/2023	2,300	2,301
SLM Student Loan Trust
0.385% due 10/25/2024	3,698	3,613
0.617% due 09/15/2022	2,172	2,153
0.695% due 04/25/2023	397	397
SMB Private Education Loan Trust
0.807% due 07/17/2023	3,510	3,500
Voya CLO Ltd.
1.609% due 10/15/2022	500	500

Total Asset-Backed Securities (Cost $36,623)		36,518

SOVEREIGN ISSUES 7.4%
Development Bank of Japan, Inc.
1.736% due 04/27/2017	5,000	5,044
Export-Import Bank of Korea
1.027% due 11/27/2016	4,000	4,027
1.184% due 09/17/2016	1,000	1,004
Hydro-Quebec
7.500% due 04/01/2016	2,000	2,064
Japan Bank for International Cooperation
0.674% due 11/13/2018	6,000	6,035
Japan Finance Organization for Municipalities
0.979% due 05/22/2017	3,000	3,016
Korea Development Bank
3.250% due 03/09/2016	3,000	3,029
4.000% due 09/09/2016	6,014	6,176

54	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Housing Finance Corp.
4.125% due 12/15/2015	$4,600	$4,630
Province of Quebec
0.563% due 09/04/2018	3,300	3,301

Total Sovereign Issues (Cost $38,319)		38,326

SHORT-TERM INSTRUMENTS 7.9%

CERTIFICATES OF DEPOSIT 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015	1,000	1,000
Intesa Sanpaolo SpA
1.666% due 04/11/2016	1,500	1,502
Sumitomo Mitsui Banking Corp.
0.670% due 05/02/2017	1,000	1,000

		3,502

COMMERCIAL PAPER 7.1%
Becton Dickinson&Co.
0.490% due 10/22/2015	1,000	1,000
CommonWealth Edison
0.500% due 10/09/2015	500	500
0.510% due 10/06/2015	4,000	4,000
ENI Finance USA, Inc.
1.280% due 06/03/2016	4,000	3,973

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Entergy Corp.
0.900% due 10/14/2015	$5,741	$5,740
0.950% due 12/01/2015	1,100	1,099
Ford Motor Credit Co.
0.850% due 10/27/2015	1,300	1,299
Hewlett-Packard Co.
0.600% due 10/01/2015	1,000	1,000
Southwestern Energy Co.
1.270% due 10/01/2015	6,400	6,400
Tesco Treasury Services PLC
2.250% due 10/09/2015	4,500	4,498
Thermo Fisher Scientific, Inc.
0.700% due 10/15/2015	3,000	2,999
Weatherford International Ltd.
1.080% due 10/01/2015	4,200	4,200
1.180% due 10/14/2015	400	400

		37,108

REPURCHASE AGREEMENTS (b) 0.1%
		265

Total Short-Term Instruments (Cost $40,861)		40,875

Total Investments in Securities (Cost $455,929)		454,922

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 10.7%

SHORT-TERM INSTRUMENTS 10.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.7%
PIMCO Short-Term Floating NAV Portfolio III	5,615,687	$55,680

Total Short-Term Instruments (Cost $55,683)		55,680

Total Investments in Affiliates (Cost $55,683)		55,680

Total Investments 98.3% (Cost $511,612)		$510,602

Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $(1))		16

Other Assets and Liabilities, net 1.7%		9,022

Net Assets 100.0%		$519,640

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$265	U.S. Treasury Notes 0.625% due 02/15/2017	$(271)	$265	$265

Total Repurchase Agreements						$(271)	$265	$265

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.900%	09/28/2015	10/01/2015	$(1,006)	$(1,006)

Total Sale-Buyback Transactions					$(1,006)

(2)

As of September 30, 2015, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended September 30, 2015 was $9,065 at a weighted average interest rate of 0.211%.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(c)	Securities with an aggregate market value of $1,000 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$265	$0	$0	$265	$(271)	$(6)

Master Securities Forward Transaction Agreement
GSC	0	0	(1,006)	(1,006)	1,000	(6)

Total Borrowings and Other Financing Transactions	$265	$0	$(1,006)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Government Agencies	$(1,006)	$0	$0	$0	$(1,006)

Total Borrowings	$(1,006)	$0	$0	$0	$(1,006)

Gross amount of recognized liabilities for sale-buyback financing transactions					$(1,006)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar March Futures	Short	03/2018	428	$(212)	$16	$0

Total Futures Contracts				$(212)	$16	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $352 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$16	$0	$16	$0	$0	$0	$0

56	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	498	$0	$(390)
Sales	0	39,200	(31)
Closing Buys	(498)	0	390
Expirations	0	0	0
Exercised	0	(39,200)	31

Balance at End of Period	0	$0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (3)
							Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$101	$0	$0	$0	$0

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	218	(1)	1	0	0

					$(1)	$1	$0	$0

Total Swap Agreements					$(1)	$1	$0	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
FBF	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
GST	0	0	0	0	0	0	0	0	0	0	0

Total Over the Counter	$0	$0	$0	$0	$0	$0	$0	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$16	$16

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$112	$112
Futures	0	0	0	0	(433)	(433)
Swap Agreements	0	0	0	0	(28)	(28)

	$0	$0	$0	$0	$(349)	$(349)

Over the counter
Swap Agreements	$0	$16	$0	$0	$0	$16

	$0	$16	$0	$0	$(349)	$(333)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(34)	$(34)
Futures	0	0	0	0	113	113

	$0	$0	$0	$0	$79	$79

Over the counter
Swap Agreements	$0	$(7)	$0	$0	$0	$(7)

	$0	$(7)	$0	$0	$79	$72

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$131,874	$0	$131,874
Industrials	2,400	126,537	0	128,937
Utilities	0	30,558	0	30,558
Municipal Bonds & Notes
California	0	5,105	0	5,105
Texas	0	566	0	566
U.S. Government Agencies	0	13,900	0	13,900
Mortgage-Backed Securities	0	28,263	0	28,263
Asset-Backed Securities	0	36,518	0	36,518
Sovereign Issues	0	38,326	0	38,326
Short-Term Instruments
Certificates of Deposit	0	3,502	0	3,502
Commercial Paper	0	37,108	0	37,108
Repurchase Agreements	0	265	0	265
	$2,400	$452,522	$0	$454,922

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$55,680	$0	$0	$55,680

Total Investments	$58,080	$452,522	$0	$510,602

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$16	$0	$0	$16

Totals	$58,096	$452,522	$0	$510,618

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

58	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Fund

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.5%

BANK LOAN OBLIGATIONS 0.5%
AWAS Finance Luxembourg S.A.
TBD% due 06/10/2016		$5,000	$4,990
Chrysler Group LLC
3.500% due 05/24/2017		15,479	15,454
Community Health Systems, Inc.
3.575% due 12/31/2018		15,522	15,530
Dell, Inc.
3.750% due 10/29/2018		36,202	36,170

Total Bank Loan Obligations (Cost $72,133)			72,144

CORPORATE BONDS & NOTES 71.0%

BANKING & FINANCE 32.8%
Abbey National Treasury Services PLC
1.179% due 08/24/2018		27,000	27,058
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		4,350	4,296
Ally Financial, Inc.
2.750% due 01/30/2017		26,370	26,235
2.967% due 07/18/2016		1,000	1,002
3.125% due 01/15/2016		44,475	44,364
3.250% due 02/13/2018		2,000	1,972
3.500% due 07/18/2016		13,700	13,751
5.500% due 02/15/2017		20,012	20,562
6.250% due 12/01/2017		600	631
American Express Credit Corp.
0.811% due 08/15/2019 (h)		33,900	33,583
0.890% due 03/18/2019		12,000	11,959
1.062% due 05/26/2020		5,000	4,978
1.386% due 09/14/2020		7,600	7,629
American International Group, Inc.
5.050% due 10/01/2015		8,100	8,100
American Tower Corp.
2.800% due 06/01/2020		7,400	7,393
Banco Bradesco S.A.
4.500% due 01/12/2017		7,100	7,089
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017		14,100	13,994
Banco del Estado de Chile
2.000% due 11/09/2017		11,250	11,317
Banco Santander Brasil S.A.
4.250% due 01/14/2016		30,663	30,577
4.625% due 02/13/2017		58,805	59,099
Banco Santander Chile
1.186% due 04/11/2017		18,895	18,620
1.887% due 01/19/2016		9,350	9,362
2.209% due 06/07/2018		3,786	3,823
4.500% due 03/13/2017	AUD	3,296	2,355
Bank of America Corp.
0.651% due 08/15/2016		$6,295	6,273
0.939% due 08/25/2017		12,600	12,588
1.329% due 01/15/2019		3,483	3,513
3.875% due 03/22/2017		16,000	16,532
5.625% due 10/14/2016		700	732
6.875% due 04/25/2018		5,000	5,592
Bank of America N.A.
5.300% due 03/15/2017		4,750	4,991
Bank of China Hong Kong Ltd.
3.750% due 11/08/2016		3,275	3,364

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.882% due 03/05/2018		$11,500	$11,460
1.200% due 03/10/2017		8,000	7,970
1.356% due 09/14/2018		7,250	7,272
1.550% due 09/09/2016		7,400	7,434
2.700% due 09/09/2018		2,175	2,217
3.138% due 03/20/2018	AUD	4,600	3,233
Banque Federative du Credit Mutuel S.A.
1.137% due 01/20/2017		$18,750	18,847
1.144% due 10/28/2016		24,696	24,809
BB&T Corp.
3.200% due 03/15/2016		27,114	27,351
BBVA Banco Continental S.A.
2.250% due 07/29/2016		12,500	12,577
BBVA Bancomer S.A.
4.500% due 03/10/2016 (h)		16,950	17,162
4.500% due 03/10/2016		17,850	18,073
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		22,500	22,512
Bear Stearns Cos. LLC
6.400% due 10/02/2017		7,850	8,562
7.250% due 02/01/2018		100	112
BOC Aviation Pte. Ltd.
2.875% due 10/10/2017		14,784	14,918
3.875% due 05/09/2019		6,522	6,717
BOKF N.A.
1.011% due 05/15/2017		11,489	11,371
BPCE S.A.
0.894% due 11/18/2016		20,450	20,474
0.936% due 06/23/2017		18,240	18,201
0.964% due 06/17/2017 (h)		85,640	85,487
1.161% due 02/10/2017		10,750	10,786
1.386% due 03/06/2017	GBP	15,100	22,915
CIT Group, Inc.
3.875% due 02/19/2019		$5,200	5,184
4.250% due 08/15/2017		96,340	97,785
5.000% due 05/15/2017		68,188	69,850
5.250% due 03/15/2018		13,818	14,233
5.500% due 02/15/2019		8,500	8,840
Citigroup, Inc.
0.603% due 06/09/2016		3,369	3,353
0.985% due 04/27/2018		7,000	6,979
1.177% due 07/30/2018		37,000	37,004
2.021% due 05/15/2018		4,700	4,803
Corpbanca S.A.
3.875% due 09/22/2019		5,050	5,110
Credit Agricole S.A.
0.881% due 06/12/2017		38,450	38,437
0.909% due 06/02/2017		19,350	19,320
1.089% due 04/15/2019		26,220	26,151
1.302% due 06/10/2020		64,800	64,856
Credit Suisse
0.822% due 05/26/2017 (h)		49,500	49,352
0.975% due 04/27/2018		4,700	4,681
0.984% due 01/29/2018		3,900	3,890
1.375% due 05/26/2017		26,500	26,482
DBS Bank Ltd.
0.899% due 07/15/2021		113,845	113,162
1.625% due 08/06/2018		4,400	4,423
3.625% due 09/21/2022		4,624	4,735
DBS Group Holdings Ltd.
0.789% due 07/16/2019		29,800	29,816
DNB Boligkreditt A/S
1.450% due 03/21/2019		45,000	45,095

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eksportfinans ASA
2.375% due 05/25/2016		$54,936	$55,082
5.500% due 05/25/2016		28,305	28,921
5.500% due 06/26/2017		32,165	33,926
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
0.161% due 03/20/2017		17,350	17,078
First Horizon National Corp.
5.375% due 12/15/2015		56,473	56,961
Ford Motor Credit Co. LLC
0.852% due 09/08/2017		55,900	54,794
0.902% due 12/06/2017		735	726
1.166% due 03/12/2019		113,300	110,147
1.223% due 01/09/2018		28,000	27,761
1.237% due 06/15/2018		18,100	17,887
1.500% due 01/17/2017		8,065	8,040
2.375% due 01/16/2018		5,500	5,510
3.000% due 06/12/2017		13,300	13,516
3.984% due 06/15/2016		500	509
4.207% due 04/15/2016		14,950	15,187
General Motors Financial Co., Inc.
1.643% due 04/10/2018		61,630	61,607
1.849% due 01/15/2020		69,350	68,600
2.625% due 07/10/2017		34,000	34,065
3.000% due 09/25/2017		32,450	32,821
3.250% due 05/15/2018		16,300	16,454
3.500% due 07/10/2019		400	404
4.750% due 08/15/2017		43,466	45,113
6.750% due 06/01/2018		6,575	7,188
Goldman Sachs Group, Inc.
1.314% due 10/23/2019		17,900	17,952
1.454% due 04/23/2020 (h)		62,570	62,802
1.497% due 04/30/2018		7,200	7,266
1.925% due 11/29/2023 (h)		167,083	168,387
7.750% due 11/23/2016	AUD	18,680	13,781
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		$30	31
HBOS PLC
1.027% due 09/30/2016		30,950	30,919
1.032% due 09/06/2017		62,917	62,563
HSBC Finance Corp.
0.754% due 06/01/2016 (h)		59,210	59,112
HSBC USA, Inc.
0.924% due 11/13/2019		25,300	25,080
1.081% due 08/07/2018		9,000	8,989
HSH Nordbank AG
0.464% due 12/31/2015		59,650	59,727
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		6,650	6,631
Hypothekenbank Frankfurt AG
0.161% due 09/20/2017		1,950	1,923
Hyundai Capital Services, Inc.
1.140% due 03/18/2017		45,262	45,180
3.500% due 09/13/2017		3,300	3,403
4.375% due 07/27/2016		85,041	87,205
ICICI Bank Ltd.
4.750% due 11/25/2016		14,250	14,726
Industrial Bank of Korea
1.375% due 10/05/2015		17,300	17,300
2.375% due 07/17/2017		39,230	39,792
3.750% due 09/29/2016		10,360	10,629
ING Bank NV
1.016% due 10/01/2019		82,000	81,410
1.375% due 03/07/2016		2,055	2,060

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Lease Finance Corp.
3.875% due 04/15/2018		$2,699	$2,699
5.750% due 05/15/2016		29,650	30,132
6.250% due 05/15/2019		1,600	1,708
6.750% due 09/01/2016		35,600	36,890
7.125% due 09/01/2018		17,450	19,258
8.750% due 03/15/2017		8,400	9,051
Intesa Sanpaolo SpA
2.375% due 01/13/2017		4,980	4,999
3.125% due 01/15/2016		10,700	10,758
IPIC GMTN Ltd.
3.125% due 11/15/2015		13,210	13,263
Jackson National Life Global Funding
1.250% due 02/21/2017		24,000	23,969
Jefferies Group LLC
5.500% due 03/15/2016		1,325	1,348
JPMorgan Chase & Co.
0.834% due 03/01/2018		18,950	18,850
0.845% due 04/25/2018		41,000	40,838
1.068% due 05/30/2017	GBP	19,550	29,190
1.249% due 01/23/2020		$35,800	35,948
JPMorgan Chase Bank N.A.
0.666% due 06/13/2016		7,750	7,735
KEB Hana Bank
1.375% due 02/05/2016		20,530	20,548
1.436% due 11/09/2016		5,410	5,429
2.000% due 04/02/2018		700	699
3.125% due 06/26/2017		13,150	13,463
4.000% due 11/03/2016		46,852	48,186
4.500% due 10/30/2015		2,256	2,260
4.875% due 01/14/2016		3,700	3,739
Kilroy Realty LP
5.000% due 11/03/2015		1,000	1,003
Kookmin Bank
0.983% due 03/11/2016		7,700	7,699
1.086% due 03/14/2017		8,200	8,192
LeasePlan Australia Ltd.
4.500% due 03/13/2017	AUD	10,380	7,411
LeasePlan Corp. NV
2.500% due 05/16/2018		$6,890	6,912
3.000% due 10/23/2017		50,328	51,247
Lloyds Bank PLC
0.859% due 05/14/2018		28,300	28,158
Loews Corp.
5.250% due 03/15/2016		17,805	18,161
Macquarie Bank Ltd.
1.414% due 07/29/2020		48,500	48,718
5.000% due 02/22/2017		5,956	6,234
Macquarie Group Ltd.
3.000% due 12/03/2018		112,500	114,150
4.875% due 08/10/2017		5,000	5,249
6.000% due 01/14/2020		1,200	1,348
7.625% due 08/13/2019		13,459	15,778
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.069% due 07/23/2019 (h)		8,550	8,522
1.875% due 10/17/2016		4,420	4,447
Mizuho Bank Ltd.
0.719% due 04/16/2017		6,725	6,703
0.776% due 09/25/2017		2,055	2,046
Morgan Stanley
3.450% due 11/02/2015		5,063	5,074
3.800% due 04/29/2016		2,569	2,611
5.375% due 10/15/2015		8,920	8,935
5.450% due 01/09/2017		300	315

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 10/18/2016		$9,500	$9,939
MUFG Americas Holdings Corp.
0.881% due 02/09/2018		3,700	3,706
Murray Street Investment Trust
4.647% due 03/09/2017		37,500	39,117
National City Bank
0.687% due 12/15/2016		2,000	1,993
Navient Corp.
4.625% due 09/25/2017		2,600	2,548
5.500% due 01/15/2019		2,800	2,609
6.000% due 01/25/2017		41,975	42,290
6.250% due 01/25/2016		117,617	118,871
8.450% due 06/15/2018		4,460	4,597
8.780% due 09/15/2016	MXN	21,400	1,272
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		$7,700	7,818
ORIX Corp.
5.000% due 01/12/2016		10,238	10,346
Piper Jaffray Cos.
3.327% due 05/31/2017		24,550	24,548
4.825% due 11/30/2015		3,300	3,303
Pricoa Global Funding
1.150% due 11/25/2016		1,000	1,002
QNB Finance Ltd.
1.547% due 10/31/2016		1,050	1,056
3.125% due 11/16/2015 (h)		13,200	13,240
RCI Banque S.A.
4.600% due 04/12/2016		22,505	22,876
Regions Bank
2.250% due 09/14/2018		7,500	7,536
7.500% due 05/15/2018		721	809
Santander Bank N.A.
1.216% due 01/12/2018		13,200	13,166
Santander U.S. Debt S.A.U.
3.781% due 10/07/2015		400	400
SL Green Realty Corp.
5.000% due 08/15/2018		15,700	16,746
Springleaf Finance Corp.
5.400% due 12/01/2015		20,600	20,626
5.750% due 09/15/2016		9,900	10,085
6.900% due 12/15/2017		32,875	34,437
Stone Street Trust
5.902% due 12/15/2015		36,400	36,793
Swedbank Hypotek AB
2.125% due 08/31/2016		45,550	46,065
Synchrony Financial
1.530% due 02/03/2020		9,750	9,638
1.875% due 08/15/2017		5,200	5,204
U.S. Bank N.A.
0.774% due 10/28/2019		29,000	28,842
UBS AG
0.949% due 08/14/2019 (h)		58,800	58,650
1.026% due 03/26/2018		8,150	8,154
1.174% due 06/01/2020		12,200	12,213
4.750% due 05/22/2023		700	705
UOB Cayman Ltd.
5.796% due 03/15/2016 (f)		1,200	1,220
Ventas Realty LP
1.550% due 09/26/2016		5,000	5,014
Vesey Street Investment Trust
4.404% due 09/01/2016		24,666	25,329
Wachovia Corp.
0.659% due 10/15/2016		3,491	3,486
WEA Finance LLC
1.750% due 09/15/2017		1,000	994
Wells Fargo & Co.
0.736% due 09/14/2018		22,800	22,713

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.977% due 01/30/2020	$6,500	$6,493
Weyerhaeuser Co.
6.950% due 08/01/2017	10,050	11,004
Woori Bank
4.500% due 10/07/2015	1,073	1,073

		4,464,899

INDUSTRIALS 26.3%
AbbVie, Inc.
1.200% due 11/06/2015	155,910	155,980
Actavis Funding SCS
1.199% due 09/01/2016	10,450	10,436
1.416% due 03/12/2018	12,700	12,661
1.591% due 03/12/2020	117,486	116,520
1.850% due 03/01/2017	9,800	9,826
2.350% due 03/12/2018	17,060	17,138
Actavis, Inc.
1.875% due 10/01/2017	6,052	6,040
Allergan, Inc.
5.750% due 04/01/2016	13,904	14,205
Amgen, Inc.
0.709% due 05/22/2017	89,900	89,663
0.929% due 05/22/2019	3,965	3,938
1.250% due 05/22/2017	6,169	6,159
2.125% due 05/15/2017	14,193	14,379
2.300% due 06/15/2016	36,400	36,740
2.500% due 11/15/2016	2,350	2,387
5.850% due 06/01/2017	6,500	6,965
Anadarko Petroleum Corp.
5.950% due 09/15/2016	18,584	19,317
6.375% due 09/15/2017	3,164	3,416
Anglo American Capital PLC
1.239% due 04/15/2016	9,712	9,705
2.625% due 04/03/2017	1,450	1,384
Anthem, Inc.
2.300% due 07/15/2018	2,000	2,010
Asciano Finance Ltd.
5.000% due 04/07/2018	810	859
Aviation Capital Group Corp.
2.875% due 09/17/2018	27,300	27,309
3.875% due 09/27/2016	28,200	28,517
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	8,027	8,057
BAT International Finance PLC
0.847% due 06/15/2018	24,300	24,269
1.125% due 03/29/2016	1,000	1,001
1.850% due 06/15/2018	3,000	3,016
2.125% due 06/07/2017	8,000	8,086
Becton Dickinson and Co.
0.787% due 06/15/2016	179,000	178,961
BMW U.S. Capital LLC
0.669% due 06/02/2017 (h)	37,200	37,083
Boston Scientific Corp.
2.850% due 05/15/2020	2,600	2,602
Cameron International Corp.
1.150% due 12/15/2016	2,500	2,493
Canadian Natural Resources Ltd.
0.702% due 03/30/2016	14,900	14,869
Chesapeake Energy Corp.
3.539% due 04/15/2019	19,800	14,108
Cheung Kong Infrastructure Finance BVI Ltd.
1.045% due 06/20/2017	12,000	11,949
Chevron Corp.
0.864% due 03/03/2022	4,000	3,939
CNOOC Finance Ltd.
1.125% due 05/09/2016	500	500

60	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CNPC General Capital Ltd.
2.750% due 04/19/2017	$7,050	$7,150
CNPC HK Overseas Capital Ltd.
3.125% due 04/28/2016	2,410	2,435
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	13,480	13,562
ConAgra Foods, Inc.
0.662% due 07/21/2016	144,740	144,361
1.300% due 01/25/2016	9,733	9,742
ConocoPhillips Co.
1.221% due 05/15/2022	23,600	23,546
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018	4,097	4,310
Cox Communications, Inc.
5.875% due 12/01/2016	1,300	1,365
7.250% due 11/15/2015	4,820	4,854
CRH America, Inc.
8.125% due 07/15/2018	1,900	2,211
D.R. Horton, Inc.
5.625% due 01/15/2016	6,600	6,674
6.500% due 04/15/2016	7,900	8,088
Daimler Finance North America LLC
0.640% due 08/01/2017	32,000	31,667
0.749% due 03/02/2018	93,750	92,663
0.774% due 05/18/2018	14,250	14,082
1.010% due 08/03/2017	12,400	12,349
1.160% due 08/01/2018	4,420	4,406
1.650% due 05/18/2018	3,000	2,944
1.875% due 01/11/2018	1,300	1,292
2.000% due 08/03/2018	19,920	19,639
2.375% due 08/01/2018	14,000	14,027
2.400% due 04/10/2017	100	101
Delta Air Lines Pass-Through Trust
6.750% due 05/23/2017	4,250	4,308
Devon Energy Corp.
0.787% due 12/15/2015	5,620	5,615
0.877% due 12/15/2016	9,391	9,289
DIRECTV Holdings LLC
2.400% due 03/15/2017	7,185	7,283
DISH DBS Corp.
4.250% due 04/01/2018	16,100	15,677
4.625% due 07/15/2017	500	500
7.125% due 02/01/2016	148,014	149,309
eBay, Inc.
0.494% due 07/28/2017	1,600	1,578
0.780% due 08/01/2019	31,924	30,902
1.350% due 07/15/2017	3,847	3,827
El Paso Natural Gas Co. LLC
5.950% due 04/15/2017	1,500	1,583
Embraer Overseas Ltd.
6.375% due 01/24/2017	3,000	3,083
Enbridge, Inc.
0.779% due 06/02/2017	11,350	11,153
0.976% due 10/01/2016	1,500	1,493
Energy Transfer Partners LP
2.500% due 06/15/2018	10,500	10,461
9.000% due 04/15/2019	8,178	9,613
Express Scripts Holding Co.
3.125% due 05/15/2016	2,000	2,023
Freeport-McMoran Oil & Gas LLC
6.625% due 05/01/2021	16,200	14,297
Freeport-McMoRan, Inc.
2.150% due 03/01/2017	12,700	12,097
2.300% due 11/14/2017	11,933	10,789
2.375% due 03/15/2018	2,750	2,420
General Motors Co.
3.500% due 10/02/2018	4,454	4,501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Georgia-Pacific LLC
2.539% due 11/15/2019	$36,100	$36,318
Gilead Sciences, Inc.
1.850% due 09/04/2018	6,800	6,851
Glencore Canada Corp.
6.000% due 10/15/2015	18,744	18,744
Glencore Finance Canada Ltd.
2.050% due 10/23/2015	41,424	41,383
3.600% due 01/15/2017	10,297	9,573
5.800% due 11/15/2016	31,349	29,789
Glencore Funding LLC
1.487% due 05/27/2016	3,000	2,832
1.700% due 05/27/2016	20,300	19,288
Harvest Operations Corp.
2.125% due 05/14/2018	6,750	6,772
HCA, Inc.
3.750% due 03/15/2019	2,850	2,849
6.500% due 02/15/2016	15,640	15,855
7.190% due 11/15/2015	6,338	6,370
Hewlett Packard Enterprise Co.
2.066% due 10/05/2017 (b)	44,100	44,100
2.243% due 10/05/2018 (b)	46,000	46,000
Hewlett-Packard Co.
1.226% due 01/14/2019	5,256	5,308
2.650% due 06/01/2016	6,081	6,171
3.000% due 09/15/2016	725	739
Hyundai Capital America
1.450% due 02/06/2017	17,100	17,096
1.625% due 10/02/2015	3,800	3,800
2.125% due 10/02/2017	8,484	8,516
3.750% due 04/06/2016	4,686	4,746
4.000% due 06/08/2017	200	207
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	17,487	17,489
2.050% due 07/20/2018	24,290	24,294
2.950% due 07/21/2020	13,400	13,496
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018	7,500	7,370
Kansas City Southern de Mexico S.A. de C.V.
0.994% due 10/28/2016	6,865	6,830
Kia Motors Corp.
3.625% due 06/14/2016	18,525	18,776
Kinder Morgan Energy Partners LP
3.500% due 03/01/2016	21,268	21,469
4.100% due 11/15/2015	1,820	1,825
6.000% due 02/01/2017	16,543	17,311
Kinder Morgan, Inc.
2.000% due 12/01/2017	454	451
7.000% due 06/15/2017	13,700	14,611
7.250% due 06/01/2018	12,180	13,474
KLA-Tencor Corp.
3.375% due 11/01/2019	1,150	1,181
Korea National Oil Corp.
3.125% due 04/03/2017	21,595	22,097
4.000% due 10/27/2016	19,700	20,292
Kraft Heinz Foods Co.
1.600% due 06/30/2017	6,800	6,813
Lafarge S.A.
6.500% due 07/15/2016	16,300	16,833
Lowe’s Cos., Inc.
0.752% due 09/10/2019	10,000	9,969
McGraw Hill Financial, Inc.
2.500% due 08/15/2018	4,400	4,437
Medtronic, Inc.
1.137% due 03/15/2020	23,750	23,652
2.500% due 03/15/2020	35,300	35,800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MGM Resorts International
6.875% due 04/01/2016		$21,155	$21,552
7.500% due 06/01/2016		24,270	24,998
7.625% due 01/15/2017		13,700	14,385
10.000% due 11/01/2016		3,045	3,266
Mondelez International, Inc.
4.125% due 02/09/2016		800	809
Mylan, Inc.
1.350% due 11/29/2016		4,953	4,920
1.800% due 06/24/2016		28,099	28,053
2.600% due 06/24/2018		1,600	1,600
NBCUniversal Enterprise, Inc.
0.974% due 04/15/2018		13,878	13,873
Nissan Motor Acceptance Corp.
0.884% due 03/03/2017		7,630	7,609
1.000% due 03/15/2016		800	800
1.026% due 09/26/2016		93,295	93,325
1.950% due 09/12/2017		13,020	13,174
Noble Holding International Ltd.
3.050% due 03/01/2016		22,765	22,605
Norfolk Southern Corp.
5.750% due 01/15/2016		2,000	2,027
NXP BV
3.500% due 09/15/2016		10,000	10,075
ONEOK Partners LP
3.250% due 02/01/2016		7,410	7,444
Oracle Corp.
0.794% due 10/08/2019		43,250	43,105
Pearson Funding PLC
4.000% due 05/17/2016		5,650	5,750
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		27,293	27,778
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		54,690	55,030
Pioneer Natural Resources Co.
5.875% due 07/15/2016		15,100	15,621
6.650% due 03/15/2017		8,012	8,488
6.875% due 05/01/2018		2,400	2,635
QUALCOMM, Inc.
0.883% due 05/20/2020		6,509	6,376
1.400% due 05/18/2018		2,000	1,993
Reynolds American, Inc.
1.050% due 10/30/2015		59,210	59,211
2.300% due 06/12/2018		12,840	12,987
3.500% due 08/04/2016		6,090	6,187
6.750% due 06/15/2017		10,600	11,480
Roche Holdings, Inc.
0.667% due 09/30/2019		5,000	4,982
SABIC Capital BV
3.000% due 11/02/2015 (h)		11,500	11,504
Sabine Pass LNG LP
7.500% due 11/30/2016		4,885	5,020
SABMiller Holdings, Inc.
0.990% due 08/01/2018		3,309	3,296
2.450% due 01/15/2017		14,742	14,942
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016		10,945	11,483
Sinopec Group Overseas Development Ltd.
2.500% due 10/17/2018		2,825	2,849
2.750% due 05/17/2017		17,977	18,244
Sky PLC
6.100% due 02/15/2018		2,045	2,235
Southern Gas Networks PLC
0.873% due 10/21/2015	GBP	7,100	10,739
Southern Natural Gas Co. LLC
5.900% due 04/01/2017		$8,000	8,429

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	61

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southwestern Energy Co.
3.300% due 01/23/2018	$10,500	$10,323
Sutter Health
1.090% due 08/15/2053	9,000	8,993
Teck Resources Ltd.
5.375% due 10/01/2015	700	700
Telefonica Emisiones S.A.U.
0.976% due 06/23/2017	65,220	65,013
3.992% due 02/16/2016	31,956	32,292
6.421% due 06/20/2016	66,707	69,092
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017	6,000	6,443
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	17,366	17,520
3.200% due 03/01/2016	7,944	8,018
Time Warner Cable, Inc.
5.000% due 02/01/2020	10,000	10,741
5.850% due 05/01/2017	4,400	4,658
8.250% due 04/01/2019	4,300	5,020
Time Warner Cos., Inc.
7.250% due 10/15/2017	2,500	2,777
Toll Brothers Finance Corp.
8.910% due 10/15/2017	1,850	2,086
UAL Pass-Through Trust
9.750% due 07/15/2018	15,278	16,635
10.400% due 05/01/2018	3,237	3,473
USG Corp.
6.300% due 11/15/2016	41,159	42,702
7.875% due 03/30/2020	21,135	22,297
9.750% due 01/15/2018	55,049	61,517
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	29,100	28,354
Volkswagen Group of America Finance LLC
0.699% due 05/23/2017	14,450	13,789
0.799% due 05/22/2018	34,500	31,497
1.250% due 05/23/2017	3,300	3,187
1.600% due 11/20/2017	4,300	4,128
Volkswagen International Finance NV
0.764% due 11/18/2016	32,560	31,646
2.375% due 03/22/2017	5,000	4,931
2.875% due 04/01/2016	5,960	5,958
VW Credit, Inc.
0.746% due 06/26/2017	30,600	29,560
1.875% due 10/13/2016	21,800	21,553
Walgreens Boots Alliance, Inc.
0.774% due 05/18/2016	47,300	47,279
Weatherford International Ltd.
5.500% due 02/15/2016	34,677	35,098
Wesfarmers Ltd.
2.983% due 05/18/2016	1,650	1,670
Whirlpool Corp.
1.650% due 11/01/2017	7,100	7,126
Woodside Finance Ltd.
4.600% due 05/10/2021	15,600	16,244
Woolworths Ltd.
5.550% due 11/15/2015	3,000	3,015
Wynn Las Vegas LLC
5.500% due 03/01/2025	3,700	3,187
Wynn Macau Ltd.
5.250% due 10/15/2021	600	524
ZF North America Capital, Inc.
4.000% due 04/29/2020	5,500	5,249

		3,576,707

UTILITIES 11.9%
AES Corp.
3.324% due 06/01/2019	21,600	20,574

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AT&T, Inc.
1.003% due 03/11/2019		$13,841	$13,739
1.257% due 06/30/2020		53,623	53,241
2.950% due 05/15/2016		37,067	37,515
BellSouth Corp.
4.821% due 04/26/2021		138,325	141,158
BG Energy Capital PLC
2.500% due 12/09/2015		27,200	27,288
2.875% due 10/15/2016		2,000	2,034
4.000% due 12/09/2020		2,980	3,192
6.500% due 11/30/2072		34,625	36,607
6.500% due 11/30/2072	GBP	8,105	12,931
BP Capital Markets PLC
0.739% due 02/13/2018		$14,200	14,151
0.821% due 05/10/2018		1,250	1,247
0.956% due 09/26/2018		2,925	2,906
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		15,650	15,633
Consumers Energy Co.
5.500% due 08/15/2016		5,210	5,414
Electricite de France S.A.
0.747% due 01/20/2017		41,761	41,769
Enel Finance International NV
6.250% due 09/15/2017		1,800	1,952
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		35,400	35,768
6.000% due 01/15/2018		20,922	22,153
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		25,228	25,554
2.625% due 11/27/2018		500	509
Korea Electric Power Corp.
3.000% due 10/05/2015		32,009	32,009
Korea Gas Corp.
2.875% due 07/29/2018		1,500	1,537
Korea Hydro & Nuclear Power Co. Ltd.
1.109% due 05/22/2017		49,400	49,390
2.875% due 10/02/2018		1,300	1,331
Korea South-East Power Co. Ltd.
3.625% due 01/29/2017		1,720	1,764
6.000% due 05/25/2016		405	417
Korea Western Power Co. Ltd.
2.875% due 10/10/2018		1,800	1,841
3.125% due 05/10/2017		12,734	13,020
5.500% due 09/29/2016		418	435
KT Corp.
1.750% due 04/22/2017		18,300	18,334
2.625% due 04/22/2019		1,660	1,684
3.875% due 01/20/2017		9,248	9,503
Laclede Group, Inc.
1.071% due 08/15/2017		17,200	17,143
LG&E and KU Energy LLC
2.125% due 11/15/2015		10,895	10,913
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017		42,719	43,023
OGE Energy Corp.
0.879% due 11/24/2017		6,000	6,000
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		18,200	18,535
Orange S.A.
2.750% due 09/14/2016		14,397	14,626
5.000% due 05/12/2016	GBP	8,145	12,589
Petrobras Global Finance BV
1.953% due 05/20/2016		$36,090	34,105
2.000% due 05/20/2016		5,800	5,588
2.694% due 03/17/2017		110,727	95,502
3.250% due 03/17/2017		5,500	4,867
3.500% due 02/06/2017		1,720	1,533

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 01/27/2016		$48,010	$47,230
6.125% due 10/06/2016		1,900	1,838
Petroleos Mexicanos
5.750% due 03/01/2018		25,900	27,459
Plains All American Pipeline LP
5.875% due 08/15/2016		2,000	2,078
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		538	553
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017 (h)		22,500	22,873
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017		54,800	54,787
1.063% due 04/10/2017 (h)		16,071	16,067
1.203% due 04/10/2019		21,750	21,731
1.750% due 04/10/2017		23,460	23,472
Sprint Communications, Inc.
6.000% due 12/01/2016		117,259	115,793
8.375% due 08/15/2017		16,250	16,242
9.125% due 03/01/2017		15,350	15,585
Telecom Italia Capital S.A.
5.250% due 10/01/2015		38,769	38,769
Tokyo Electric Power Co., Inc.
1.590% due 12/28/2015	JPY	20,000	167
1.970% due 06/27/2016		20,000	168
2.060% due 08/31/2016		30,000	253
2.080% due 05/31/2016		110,000	925
Verizon Communications, Inc.
0.733% due 06/09/2017		$5,303	5,284
1.104% due 06/17/2019		21,331	21,208
2.086% due 09/14/2018		265,477	273,153
2.500% due 09/15/2016		817	828
3.650% due 09/14/2018		5,350	5,641

			1,623,128

Total Corporate Bonds & Notes (Cost $9,752,708)			9,664,734

MUNICIPAL BONDS & NOTES 0.8%

ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.229% due 11/25/2043		4,870	4,905

CALIFORNIA 0.7%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019		51,700	52,798
California State General Obligation Notes, Series 2013
1.250% due 11/01/2016		25,350	25,481
University of California Revenue Bonds, Series 2011
0.697% due 07/01/2041		13,900	13,900

			92,179

GEORGIA 0.0%
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022		2,000	2,001

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.252% due 01/01/2016		2,105	2,124

62	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2011
2.560% due 08/01/2017	$5,055	$5,195

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.760% due 12/01/2033	3,935	3,935

SOUTH DAKOTA 0.0%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.551% due 06/01/2016	1,035	1,039

Total Municipal Bonds & Notes (Cost $110,095)		111,378

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
0.254% due 07/25/2037	840	791
0.268% due 12/25/2036	168	167
0.314% due 03/25/2034	53	53
0.324% due 03/25/2036	108	104
0.344% due 08/25/2034	288	286
0.394% due 10/27/2037	1,458	1,450
0.494% due 12/25/2028 - 03/25/2036	1,668	1,674
0.514% due 06/25/2036	205	206
0.534% due 11/25/2036	199	200
0.544% due 04/25/2036 - 03/25/2044	1,088	1,085
0.564% due 03/25/2036	126	127
0.594% due 06/25/2032 - 09/25/2032	120	120
0.607% due 03/17/2032	815	822
0.613% due 05/18/2032	161	162
0.624% due 07/25/2036 - 11/25/2040	519	521
0.644% due 08/25/2021 - 06/25/2042	3,995	4,024
0.657% due 09/17/2027	4	4
0.674% due 11/25/2040	417	420
0.694% due 02/25/2022 - 04/25/2042	1,707	1,721
0.713% due 07/18/2027 - 05/18/2032	174	175
0.734% due 07/25/2037	533	540
0.744% due 09/25/2041	9,807	9,921
0.794% due 10/25/2017 - 08/25/2022	33	33
0.824% due 04/25/2031	154	157
0.844% due 12/25/2022	5	5
0.874% due 12/25/2037 - 02/25/2041	4,534	4,604
0.892% due 01/01/2021	12,378	12,512
0.894% due 09/25/2022	2	2
1.044% due 02/25/2023 - 07/25/2038	24	24
1.094% due 04/25/2032 - 11/25/2049	35	36
1.194% due 11/25/2049	32	32
1.344% due 09/25/2023	31	32
1.383% due 06/01/2043 - 07/01/2044	3,698	3,794
1.398% due 10/01/2044	808	829
1.414% due 10/25/2038	85	88

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.835% due 05/01/2035	$63	$65
1.900% due 02/01/2018	4	4
1.909% due 05/01/2021 - 04/01/2029	75	77
1.963% due 11/01/2035	106	112
2.033% due 08/01/2035	67	71
2.080% due 09/01/2034	594	626
2.198% due 04/01/2033	7	8
2.215% due 06/01/2033	12	12
2.221% due 07/01/2034	10	11
2.235% due 12/01/2036	34	36
2.246% due 09/01/2035	30	31
2.253% due 07/01/2035	55	58
2.260% due 12/01/2035	13	13
2.270% due 05/01/2035	145	155
2.299% due 12/01/2036	30	32
2.300% due 01/01/2036	156	167
2.305% due 09/01/2035	127	135
2.307% due 05/01/2034	47	50
2.308% due 02/01/2034	74	79
2.340% due 02/01/2033	11	11
2.342% due 09/01/2034	36	39
2.343% due 06/01/2034	4	5
2.345% due 08/01/2026	7	7
2.375% due 07/01/2031	4	5
2.391% due 09/01/2034	39	42
2.394% due 11/01/2027	2	2
2.409% due 05/01/2035	60	64
2.416% due 09/01/2034	82	87
2.426% due 08/01/2024	1	1
2.434% due 08/01/2029	522	557
2.438% due 01/01/2032	192	197
2.445% due 07/01/2029	91	94
2.452% due 10/01/2035	64	68
2.459% due 04/01/2029	4	4
2.462% due 06/01/2035 - 12/01/2040	150	159
2.504% due 09/01/2035 - 01/01/2036	115	123
2.505% due 03/01/2036	35	37
2.519% due 08/01/2035	16	17
2.560% due 11/01/2034	199	212
2.564% due 11/01/2024	7	7
2.635% due 02/01/2035	7	8
2.683% due 06/01/2035	240	256
3.007% due 05/01/2036	2,700	2,822
3.822% due 05/01/2036	52	54
4.079% due 02/25/2018 (a)	22,365	1,519
4.200% due 06/01/2017	148	148
4.422% due 07/01/2028	7	8
5.050% due 07/01/2018	192	194
5.126% due 12/01/2035	31	32
5.181% due 11/01/2035	58	60
5.259% due 10/01/2035	81	86
5.321% due 01/01/2036	81	86
5.335% due 10/01/2035	22	23
5.369% due 11/01/2035	94	99
5.379% due 01/01/2036	47	50
5.514% due 03/01/2036	71	76
5.689% due 06/01/2036	17	17
6.377% due 10/25/2042	349	408
8.398% due 06/25/2032	52	52
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	1,065	1,063
Federal Housing Administration
6.896% due 07/01/2020	78	74
7.350% due 04/01/2019	22	22
7.435% due 02/01/2019	19	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.234% due 12/25/2036	$5,478	$5,462
0.457% due 07/15/2034	145	146
0.557% due 02/15/2018	71	72
0.607% due 01/15/2022 - 06/15/2031	102	103
0.627% due 04/15/2041	2,924	2,947
0.657% due 12/15/2031 - 09/15/2041	3,152	3,166
0.687% due 11/15/2036	60	61
0.707% due 07/15/2039 - 02/15/2041	5,237	5,271
0.757% due 06/15/2031	20	20
0.807% due 06/15/2031 - 12/15/2037	733	741
0.857% due 03/15/2020	1	1
0.907% due 03/15/2032	7	7
0.957% due 03/15/2023	5	5
1.207% due 11/15/2033 - 10/15/2049	309	316
1.383% due 10/25/2044 - 02/25/2045	5,589	5,787
1.458% due 08/25/2019 (a)	184,477	8,242
1.750% due 08/01/2017	11	11
2.275% due 02/01/2023	1	1
2.379% due 05/01/2034	37	40
2.390% due 04/01/2025	7	7
2.474% due 08/01/2035	149	157
2.480% due 07/01/2033	43	45
2.481% due 09/01/2035	290	308
2.496% due 08/01/2035	31	33
2.569% due 10/01/2033	30	32
2.603% due 08/01/2034	39	41
3.199% due 12/01/2035	32	34
5.000% due 08/15/2035	2,150	2,474
5.323% due 11/01/2035	32	32
5.500% due 08/15/2030	3	4
6.500% due 07/25/2043	248	292
Ginnie Mae
0.609% due 02/16/2032 - 03/16/2032	213	214
0.709% due 02/16/2030	54	54
0.742% due 04/20/2062	17,605	17,673
0.762% due 04/20/2062	12,273	12,343
0.809% due 02/16/2030	44	45
0.859% due 02/16/2030	83	85
0.892% due 02/20/2062	38,811	39,079
1.166% due 03/20/2031	279	285
1.209% due 08/16/2039	71	73
1.242% due 02/20/2062	27,081	27,624
1.625% due 12/20/2021 - 12/20/2033	1,572	1,637
1.750% due 02/20/2024 - 05/20/2032	2,131	2,197
2.000% due 04/20/2025 - 02/20/2030	160	166
2.500% due 10/20/2017 - 01/20/2022	25	25
4.000% due 02/20/2019	5	5
NCUA Guaranteed Notes
0.554% due 12/07/2020	5,390	5,392
0.573% due 11/06/2017	47,471	47,557
0.583% due 03/06/2020	964	966
0.653% due 10/07/2020	7,089	7,125
0.763% due 12/08/2020	26,967	27,158
Small Business Administration
4.340% due 03/01/2024	104	110

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.370% due 04/01/2028		$200	$223
5.490% due 03/01/2028		118	132

Total U.S. Government Agencies (Cost $282,045)			283,403

U.S. TREASURY OBLIGATIONS 7.6%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020 (h)(j)		557,142	554,131
U.S. Treasury Notes
1.375% due 08/31/2020		449,200	449,867
1.625% due 07/31/2020		25,000	25,312

Total U.S. Treasury Obligations (Cost $1,025,926)			1,029,310

MORTGAGE-BACKED SECURITIES 6.1%
Adjustable Rate Mortgage Trust
2.594% due 02/25/2035		3,403	3,408
American Home Mortgage Assets Trust
0.384% due 05/25/2046 ^		2,343	1,726
0.384% due 09/25/2046		944	675
American Home Mortgage Investment Trust
2.034% due 09/25/2045		491	480
2.314% due 10/25/2034		538	539
2.534% due 02/25/2045		65	66
Arran Residential Mortgages Funding PLC
1.376% due 05/16/2047	EUR	3,783	4,233
BAMLL Commercial Mortgage Securities Trust
0.998% due 06/15/2028		$2,800	2,796
1.418% due 01/15/2028		3,000	2,975
1.607% due 12/15/2031		1,360	1,362
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		609	610
5.347% due 10/10/2045		14,327	14,850
5.414% due 09/10/2047		11,387	11,617
5.415% due 09/10/2047		8,481	8,739
5.617% due 07/10/2046		13,649	14,012
5.948% due 05/10/2045		2,241	2,263
Banc of America Funding Trust
2.693% due 02/20/2036		2,398	2,387
2.914% due 01/20/2047 ^		155	132
Banc of America Mortgage Trust
2.630% due 02/25/2036 ^		136	122
2.756% due 08/25/2033		4,076	4,070
3.549% due 07/20/2032		82	84
6.500% due 09/25/2033		145	147
Banc of America Re-REMIC Trust
5.675% due 02/17/2051		265	274
BCAP LLC Trust
0.359% due 03/26/2037		455	447
2.408% due 11/26/2035		2,872	2,851
2.606% due 10/26/2035		173	172
2.791% due 09/26/2035		3,481	3,443
2.795% due 05/26/2047		1,150	1,150
4.472% due 07/26/2037		791	797
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		34	34
2.515% due 03/25/2035		127	129
2.551% due 01/25/2035		138	134
2.595% due 07/25/2033		7,346	7,314
2.596% due 08/25/2033		2,551	2,556
2.680% due 03/25/2035		1,988	2,001
2.725% due 01/25/2034		76	77
2.752% due 01/25/2034		277	278
2.753% due 10/25/2035		38	38

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.761% due 11/25/2034	$860	$851
2.767% due 11/25/2030	61	59
2.795% due 05/25/2047 ^	1,830	1,644
3.333% due 11/25/2034	8,924	8,358
Bear Stearns ALT-A Trust
0.354% due 02/25/2034	966	886
0.894% due 09/25/2034	3,892	3,796
2.399% due 01/25/2036 ^	2,235	1,833
2.581% due 05/25/2035	315	312
2.697% due 09/25/2035	4,152	3,543
2.784% due 11/25/2036	3,544	2,725
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040	921	921
5.533% due 09/11/2041	3,160	3,251
5.537% due 10/12/2041	9,582	9,856
6.000% due 07/15/2031	462	464
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036	9,355	7,748
2.641% due 12/26/2046	4,726	3,580
Carefree Portfolio Trust
1.527% due 11/15/2019	2,800	2,801
CDGJ Commercial Mortgage Trust
1.607% due 12/15/2027	29,600	29,484
Chase Mortgage Finance Trust
2.465% due 03/25/2037 ^	581	545
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.444% due 08/25/2035	302	279
Citigroup Commercial Mortgage Trust
1.487% due 07/15/2027	9,345	9,366
5.899% due 12/10/2049	4,050	4,280
5.973% due 03/15/2049	9,414	9,550
Citigroup Mortgage Loan Trust, Inc.
0.264% due 01/25/2037	424	307
2.070% due 09/25/2035	83	81
2.570% due 10/25/2035 ^	250	248
2.622% due 07/25/2046 ^	449	394
2.623% due 03/25/2034	99	99
2.660% due 05/25/2035	632	627
2.708% due 08/25/2035	1,712	1,704
2.905% due 09/25/2037 ^	3,481	3,159
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	13,205	13,633
5.488% due 01/15/2046	7,349	7,356
5.617% due 10/15/2048	4,039	4,144
COBALT Commercial Mortgage Trust
5.959% due 05/15/2046	8,412	8,913
Commercial Mortgage Trust
1.104% due 06/11/2027	31,140	30,923
5.989% due 12/10/2049	2,100	2,228
Countrywide Alternative Loan Trust
0.354% due 02/25/2047	227	190
0.374% due 05/25/2047	3,951	3,356
0.384% due 09/25/2046 ^	1,463	1,275
0.396% due 02/20/2047 ^	5,355	3,984
0.404% due 07/25/2046	380	334
0.411% due 12/20/2046	3,833	2,867
0.426% due 07/20/2046 ^	1,914	1,446
1.199% due 12/25/2035	971	808
1.199% due 02/25/2036	424	385
2.603% due 02/25/2037 ^	1,697	1,521
6.000% due 04/25/2037 ^	198	146
6.250% due 12/25/2033	565	591
Countrywide Home Loan Mortgage Pass-Through Trust
0.424% due 05/25/2035	317	270

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.484% due 04/25/2035		$56	$47
0.514% due 03/25/2035		485	373
2.125% due 07/19/2031		4	4
2.674% due 09/25/2047 ^		320	288
2.741% due 11/19/2033		151	148
Countrywide Home Loan Reperforming REMIC Trust
0.534% due 06/25/2035		4,238	3,774
5.556% due 01/25/2034		13	14
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		10,179	10,526
5.311% due 12/15/2039		38,663	39,518
5.448% due 01/15/2049		19	19
5.460% due 09/15/2039		12,366	12,756
5.467% due 09/15/2039		4,694	4,796
5.855% due 03/15/2039		14,572	14,753
5.998% due 06/15/2038		4,371	4,472
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		52	48
2.351% due 11/25/2033		1,641	1,637
2.752% due 11/25/2034		619	622
Credit Suisse Mortgage Capital Certificates
2.375% due 07/27/2037		770	773
2.726% due 09/27/2036		612	615
DBRR Trust
0.853% due 02/25/2045		502	502
Deco Pan Europe Ltd.
0.191% due 04/27/2018	EUR	603	667
Deco UK PLC
0.741% due 01/27/2020	GBP	2,704	3,964
Eurosail PLC
0.889% due 06/13/2045		3,079	4,611
First Horizon Mortgage Pass-Through Trust
2.726% due 08/25/2035		$694	622
First Republic Bank Mortgage Pass-Through Certificates
0.674% due 06/25/2030		232	233
First Republic Mortgage Loan Trust
0.507% due 08/15/2032		2,459	2,264
0.557% due 11/15/2031		262	251
Fosse Master Issuer PLC
1.724% due 10/18/2054		3,477	3,480
GE Capital Commercial Mortgage Corp.
5.543% due 11/10/2045		1,458	1,456
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		1,800	1,867
GMAC Mortgage Corp. Loan Trust
3.268% due 08/19/2034		2,815	2,803
GreenPoint Mortgage Funding Trust
0.464% due 11/25/2045		427	372
0.634% due 06/25/2045		337	299
0.654% due 06/25/2045		164	144
Greenwich Capital Acceptance, Inc.
3.019% due 06/25/2024		2	2
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		207	226
GSR Mortgage Loan Trust
2.587% due 04/25/2036		476	432
2.702% due 09/25/2035		3,226	3,244
2.742% due 01/25/2036 ^		722	675
HarborView Mortgage Loan Trust
0.346% due 03/19/2037		1,055	904
0.396% due 07/19/2046		2,382	1,429
0.436% due 05/19/2035		1,574	1,314
0.456% due 03/19/2036		3,933	2,868
0.956% due 02/19/2034		78	77
2.455% due 04/19/2034		35	35
4.803% due 08/19/2036 ^		180	163

64	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hercules Eclipse PLC
0.821% due 10/25/2018	GBP	1,539	$2,289
Hilton USA Trust
0.100% due 11/05/2030 (a)		$185,158	29
Impac CMB Trust
1.094% due 10/25/2033		18	17
IndyMac Adjustable Rate Mortgage Trust
1.774% due 01/25/2032		1	1
1.796% due 01/25/2032		4	4
IndyMac Mortgage Loan Trust
0.374% due 07/25/2047		905	656
0.384% due 09/25/2046		1,495	1,284
0.394% due 06/25/2047		803	617
0.404% due 05/25/2046		256	219
0.434% due 07/25/2035		234	205
2.551% due 12/25/2034		42	40
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043		117	117
3.853% due 06/15/2043		526	525
5.397% due 05/15/2045		21,002	21,531
5.420% due 01/15/2049		2,141	2,224
5.440% due 06/12/2047		14,019	14,532
5.500% due 10/12/2037		1,165	1,205
5.794% due 02/12/2051		7,177	7,608
5.866% due 02/12/2049		1,760	1,801
5.882% due 02/15/2051		3,125	3,290
5.883% due 02/12/2049		6,300	6,661
5.961% due 06/15/2049		4,698	4,828
6.100% due 04/15/2045		3,918	4,001
JPMorgan Mortgage Trust
2.639% due 04/25/2035		4,014	3,828
LB Commercial Mortgage Trust
6.410% due 06/15/2031		1,044	1,100
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		2,198	2,292
6.029% due 06/15/2038		3,033	3,089
Luminent Mortgage Trust
0.364% due 12/25/2036		1,057	854
0.374% due 12/25/2036 ^		392	324
0.394% due 10/25/2046		335	288
MASTR Adjustable Rate Mortgages Trust
0.404% due 04/25/2046		707	529
2.763% due 11/21/2034		1,689	1,739
MASTR Alternative Loan Trust
5.000% due 04/25/2019		110	112
6.000% due 08/25/2033		1,345	1,443
MASTR Asset Securitization Trust
5.500% due 09/25/2033		128	133
MASTR Seasoned Securitization Trust
6.249% due 09/25/2017		12	12
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.907% due 11/15/2031		1,449	1,425
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030		1,268	1,218
1.067% due 08/15/2032		84	80
2.609% due 10/20/2029		776	779
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036		6,094	5,631
0.444% due 11/25/2035		2,035	1,925
1.197% due 10/25/2035		3,522	3,363
1.673% due 10/25/2035		1,710	1,668
2.034% due 12/25/2032		9	9
6.720% due 11/15/2026		1,396	1,427
Merrill Lynch Mortgage Trust
6.032% due 06/12/2050		385	394

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage-Backed Securities Trust
2.916% due 04/25/2037 ^	$595	$511
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	7,373	7,594
Morgan Stanley Capital Trust
0.354% due 07/12/2044	23,366	23,290
1.085% due 03/15/2045	2,562	2,563
1.356% due 08/14/2031	3,400	3,392
5.332% due 12/15/2043	1,348	1,389
5.439% due 02/12/2044	88	88
5.587% due 03/12/2044	1,584	1,586
5.610% due 04/15/2049	1,275	1,280
5.665% due 04/15/2049	5,069	5,352
Morgan Stanley Mortgage Loan Trust
0.414% due 02/25/2047	970	426
2.247% due 06/25/2036	155	151
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	3,680	3,867
5.988% due 08/15/2045	2,139	2,247
MortgageIT Trust
0.934% due 12/25/2034	1,180	1,147
RBSSP Resecuritization Trust
0.519% due 08/26/2045	9,318	8,747
0.689% due 09/26/2036	3,878	3,775
0.699% due 10/26/2036	5,298	5,202
2.290% due 12/26/2036	1,871	1,878
2.316% due 10/26/2036	4,138	4,219
Residential Accredit Loans, Inc. Trust
0.404% due 04/25/2046	230	120
0.444% due 08/25/2037	550	436
0.494% due 01/25/2035	414	398
0.494% due 08/25/2035	1,096	851
1.559% due 09/25/2045	694	576
Residential Asset Securitization Trust
2.533% due 12/25/2034	3,544	3,468
5.750% due 02/25/2036 ^	189	155
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	30	31
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039	8,306	8,498
Selkirk Ltd.
1.329% due 02/20/2041	11,876	11,853
1.860% due 12/20/2041	32,922	33,069
Sequoia Mortgage Trust
0.976% due 10/20/2027	432	410
2.349% due 01/20/2047 ^	285	234
2.672% due 04/20/2035	313	326
Structured Adjustable Rate Mortgage Loan Trust
1.597% due 01/25/2035	74	60
2.560% due 02/25/2034	113	112
2.569% due 08/25/2035	813	766
Structured Asset Mortgage Investments Trust
0.324% due 03/25/2037	1,035	777
0.384% due 07/25/2046	2,761	2,196
0.414% due 05/25/2036	6,976	5,261
0.414% due 05/25/2046	1,113	638
0.424% due 05/25/2045	496	439
0.466% due 07/19/2035	4,751	4,566
0.474% due 02/25/2036	35	29
0.796% due 07/19/2034	26	26
0.876% due 09/19/2032	31	30
0.916% due 03/19/2034	374	362
0.916% due 04/19/2035	1,493	1,451
Structured Asset Securities Corp.
5.050% due 02/25/2034	26	27

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.233% due 01/25/2032		$5	$5
2.345% due 07/25/2032		78	72
2.516% due 02/25/2032		108	106
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^		33	33
Thornburg Mortgage Securities Trust
2.236% due 04/25/2045		249	251
Vulcan European Loan Conduit Ltd.
0.256% due 05/15/2017	EUR	572	631
Wachovia Bank Commercial Mortgage Trust
0.357% due 10/15/2048		$4,327	4,294
0.417% due 04/15/2047		50,800	49,465
5.421% due 04/15/2047		270	271
5.558% due 03/15/2045		1,064	1,069
5.749% due 07/15/2045		4,690	4,813
5.896% due 06/15/2049		203	205
5.901% due 06/15/2049		6,100	6,401
WaMu Commercial Mortgage Securities Trust
5.558% due 03/23/2045		19,196	19,510
WaMu Mortgage Pass-Through Certificates Trust
0.454% due 11/25/2045		141	133
0.464% due 12/25/2045		248	240
0.484% due 10/25/2045		531	495
0.504% due 01/25/2045		192	183
0.899% due 02/25/2047 ^		707	569
0.929% due 01/25/2047		499	455
0.939% due 01/25/2047 ^		1,052	857
0.959% due 04/25/2047		1,505	1,280
0.993% due 12/25/2046		2,069	1,898
1.003% due 12/25/2046		1,045	820
1.199% due 02/25/2046		2,590	2,394
1.199% due 08/25/2046		14,106	11,820
1.399% due 11/25/2042		360	340
1.583% due 08/25/2042		525	501
1.599% due 06/25/2042		477	463
1.798% due 01/25/2037 ^		575	492
1.893% due 02/27/2034		69	67
1.909% due 01/25/2047		278	252
1.958% due 04/25/2037 ^		407	356
2.026% due 12/25/2036 ^		369	328
2.155% due 03/25/2033		73	73
2.159% due 07/25/2046		274	248
2.159% due 08/25/2046		6,704	6,047
2.159% due 09/25/2046		498	457
2.159% due 11/25/2046		180	163
2.159% due 12/25/2046		964	893
2.163% due 05/25/2037 ^		790	651
2.193% due 02/25/2037 ^		945	796
2.294% due 02/25/2037 ^		1,125	1,009
2.387% due 02/25/2037 ^		2,214	1,968
2.398% due 09/25/2036 ^		675	613
2.461% due 06/25/2034		2,146	2,177
2.520% due 09/25/2033		2,086	2,116
2.564% due 09/25/2033		770	767
Washington Mutual Mortgage Pass-Through Certificates Trust
1.169% due 05/25/2046		580	440
2.166% due 02/25/2033		39	38
Wells Fargo Mortgage-Backed Securities Trust
2.651% due 03/25/2036		191	191
2.685% due 06/25/2035		2,211	2,232
2.714% due 12/25/2034		1,377	1,389
2.722% due 09/25/2034		194	199
2.739% due 07/25/2036 ^		739	720

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo-RBS Commercial Mortgage Trust
0.864% due 08/15/2045		$519	$518
1.081% due 04/15/2045		412	412
1.456% due 11/15/2044		616	617

Total Mortgage-Backed Securities (Cost $840,793)			825,214

ASSET-BACKED SECURITIES 9.3%
ACAS CLO Ltd.
0.497% due 04/20/2021		2,463	2,459
ACE Securities Corp. Home Equity Loan Trust
0.254% due 10/25/2036		20	12
ACS Pass-Through Trust
0.509% due 06/14/2037		8,255	8,018
Aimco CLO
0.583% due 08/20/2020		1,387	1,379
Alba SPV SRL
1.481% due 04/20/2040	EUR	5,167	5,786
ALM Ltd.
1.937% due 01/20/2026		$35,000	35,219
Amortizing Residential Collateral Trust
0.774% due 07/25/2032		63	59
0.894% due 10/25/2031		337	307
0.894% due 08/25/2032		311	284
Amresco Residential Securities Corp. Mortgage Loan Trust
1.134% due 06/25/2029		99	92
Apidos Quattro CDO
0.537% due 01/20/2019		1,813	1,815
Ares CLO Ltd.
0.959% due 11/25/2020		14,048	13,844
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.244% due 12/25/2033		238	227
Asset-Backed Funding Certificates Trust
0.894% due 06/25/2034		620	582
Asset-Backed Securities Corp. Home Equity Loan Trust
0.274% due 05/25/2037		32	22
0.744% due 09/25/2034		52	52
Atrium
0.583% due 07/20/2020		292	289
Atrium CDO Corp.
1.421% due 11/16/2022		37,895	37,939
Babson CLO Ltd.
0.512% due 01/18/2021		976	961
1.561% due 05/15/2023		15,800	15,801
Bear Stearns Asset-Backed Securities Trust
0.854% due 10/25/2032		406	389
0.994% due 10/27/2032		82	79
1.194% due 10/25/2037		2,295	2,161
1.194% due 11/25/2042		33	32
Bravo Mortgage Asset Trust
0.434% due 07/25/2036		988	936
Cairn CLO BV
0.313% due 10/15/2022	EUR	205	229
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$29,150	29,155
Carlyle Global Market Strategies CLO Ltd.
1.630% due 07/27/2026		64,150	64,637
Carlyle High Yield Partners Ltd.
0.502% due 04/19/2022		11,300	11,115
0.512% due 04/19/2022		1,192	1,155
Carrington Mortgage Loan Trust
0.514% due 10/25/2035		16	16
Cavalry CLO Ltd.
1.659% due 01/16/2024		41,700	41,587

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Celf Loan Partners BV
0.429% due 07/18/2021	EUR	1,095	$1,215
Celf Loan Partners PLC
0.271% due 11/01/2023		1,229	1,364
Celf Low Levered Partners PLC
0.259% due 03/04/2024		2,058	2,258
Chancelight, Inc.
0.924% due 04/25/2039		$6,701	6,627
Chase Funding Trust
0.834% due 08/25/2032		30	28
CIFC Funding Ltd.
1.459% due 08/14/2024		39,300	39,431
1.587% due 01/19/2023		17,960	17,987
CIT Group Home Equity Loan Trust
0.734% due 06/25/2033		36	34
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045		469	331
0.544% due 01/25/2036		13,597	13,413
COA Summit CLO Ltd.
1.637% due 04/20/2023		8,351	8,347
ContiMortgage Home Equity Loan Trust
0.887% due 03/15/2027		1	1
Cordatus CLO PLC
0.283% due 01/30/2024	EUR	8,093	8,879
Cornerstone CLO Ltd.
0.509% due 07/15/2021		$4,624	4,582
Countrywide Asset-Backed Certificates
0.374% due 06/25/2036		27	27
0.374% due 09/25/2036		348	344
0.384% due 06/25/2036		277	273
0.674% due 12/25/2031		41	30
0.934% due 05/25/2032		236	225
1.054% due 05/25/2033		8	7
Countrywide Home Equity Loan Trust
0.347% due 01/15/2037		36	33
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032		3	3
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036		60	33
0.319% due 07/25/2037		458	308
Delta Funding Home Equity Loan Trust
1.027% due 09/15/2029		33	30
Drug Royalty LP
3.139% due 07/15/2023		10,573	10,711
Dryden Leveraged Loan CDO
0.527% due 10/20/2020		1,617	1,611
0.536% due 04/12/2020		4,363	4,328
Dryden Senior Loan Fund
1.459% due 01/15/2022		25,217	25,176
Duane Street CLO Ltd.
0.536% due 01/11/2021		340	340
Duchess CLO BV
0.187% due 02/28/2023	EUR	2,137	2,370
Eagle Ltd.
2.570% due 12/15/2039		$3,819	3,815
Eaton Vance CDO PLC
0.211% due 03/25/2026	EUR	360	401
Elm CLO Ltd.
1.689% due 01/17/2023		$31,450	31,512
EMC Mortgage Loan Trust
0.894% due 01/25/2041		332	325
0.934% due 05/25/2040		52	47
Equity One Mortgage Pass-Through Trust
0.494% due 04/25/2034		587	495
0.754% due 11/25/2032		259	246

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eurocredit CDO PLC
0.282% due 04/17/2023	EUR	158	$176
Fairbanks Capital Mortgage Loan Trust
1.469% due 05/25/2028		$133	130
First NLC Trust
0.264% due 08/25/2037		566	315
Flagship CLO
0.575% due 09/20/2019		387	383
Fore CLO Ltd.
0.532% due 07/20/2019		1,516	1,516
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		33,900	33,894
Four Corners CLO Ltd.
0.565% due 01/26/2020		1,601	1,590
Franklin CLO Ltd.
0.597% due 06/15/2018		964	961
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		33,309	33,310
Galaxy CLO Ltd.
1.623% due 08/20/2022		3,000	2,999
Gallatin CLO Ltd.
1.559% due 07/15/2023		32,000	31,975
GCAT
3.750% due 07/25/2020		2,014	2,016
Golden Knight CDO Ltd.
0.529% due 04/15/2019		1,978	1,967
Goldentree Loan Opportunities Ltd.
0.982% due 10/18/2021		975	971
1.589% due 04/17/2022		4,674	4,681
GreenPoint Home Equity Loan Trust
0.567% due 01/15/2030		59	56
GSAMP Trust
0.264% due 12/25/2036		422	230
Harbourmaster CLO BV
0.201% due 05/08/2023	EUR	647	722
0.575% due 05/08/2023		$5,790	5,688
0.864% due 05/08/2023	GBP	5,701	8,473
HarbourView CLO
0.532% due 12/27/2019		$206	205
Harvest CLO S.A.
0.266% due 04/05/2024	EUR	11,591	12,762
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		$13,075	13,040
Highlander Euro CDO BV
0.488% due 09/06/2022	EUR	2,045	2,271
Home Equity Asset Trust
1.114% due 02/25/2033		$1	1
HSI Asset Loan Obligation Trust
0.254% due 12/25/2036		129	54
Inwood Park CDO Ltd.
0.512% due 01/20/2021		572	572
Irwin Whole Loan Home Equity Trust
0.734% due 07/25/2032		12	12
JPMorgan Mortgage Acquisition Trust
0.254% due 03/25/2047		17	16
Jubilee CDO BV
0.258% due 07/30/2024	EUR	4,593	5,066
0.282% due 08/21/2021		403	447
Kingsland Ltd.
0.544% due 08/24/2021		$4,096	4,078
KVK CLO Ltd.
1.659% due 07/15/2023		13,350	13,336
LCM LP
1.486% due 07/14/2022		1,157	1,156
1.547% due 10/19/2022		36,000	35,970
1.549% due 04/15/2022		42,533	42,578

66	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman ABS Mortgage Loan Trust
0.284% due 06/25/2037		$465	$305
Lehman XS Trust
0.344% due 04/25/2037 ^		1,266	959
LightPoint CLO
0.561% due 08/05/2019		483	483
LightPoint Pan-European CLO PLC
0.228% due 01/31/2022	EUR	84	94
Lockwood Grove CLO Ltd.
1.665% due 01/25/2024		$14,200	14,160
Long Beach Mortgage Loan Trust
0.754% due 10/25/2034		359	338
0.894% due 03/25/2032		39	36
Madison Park Funding Ltd.
1.545% due 04/22/2022		34,402	34,312
1.587% due 06/15/2022		1,815	1,813
1.611% due 08/15/2022		37,980	37,990
Malin CLO BV
0.171% due 05/07/2023	EUR	2,450	2,713
Massachusetts Educational Financing Authority
1.245% due 04/25/2038		$2,007	2,013
MASTR Asset-Backed Securities Trust
0.244% due 11/25/2036		75	36
0.244% due 01/25/2037		420	187
Merrill Lynch Mortgage Investors Trust
0.274% due 09/25/2037		6	2
0.314% due 02/25/2037		386	186
Morgan Stanley ABS Capital, Inc. Trust
0.254% due 05/25/2037		269	172
0.294% due 09/25/2036		24	12
0.994% due 07/25/2037		270	265
Morgan Stanley Investment Management Mezzano BV
0.810% due 05/15/2024	EUR	508	565
Morgan Stanley IXIS Real Estate Capital Trust
0.244% due 11/25/2036		$11	5
MT Wilson CLO Ltd.
0.516% due 07/11/2020		1,016	1,017
National Collegiate Student Loan Trust
0.324% due 11/27/2028		1,418	1,407
0.334% due 12/27/2027		989	980
0.434% due 07/25/2028		872	871
Nautique Funding Ltd.
0.539% due 04/15/2020		629	623
Navient Private Education Loan Trust
0.707% due 12/15/2021		8,598	8,571
0.907% due 09/16/2024		5,171	5,147
Navient Student Loan Trust
0.475% due 08/25/2020		6,312	6,300
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		26,000	26,087
New Century Home Equity Loan Trust
0.374% due 05/25/2036		581	434
Northstar Education Finance, Inc.
0.894% due 12/26/2031		14,419	14,275
Oaktree Enhanced Income Funding Ltd.
1.487% due 04/20/2023		10,000	9,979
Octagon Investment Partners Ltd.
0.534% due 04/23/2020		204	205
1.574% due 05/05/2023		46,621	46,563
OHA Credit Partners Ltd.
1.531% due 05/15/2023		17,300	17,306
OHA Intrepid Leveraged Loan Fund Ltd.
1.209% due 04/20/2021		2,982	2,984
OneMain Financial Issuance Trust
2.430% due 06/18/2024		10,100	10,103
2.570% due 07/18/2025		48,900	48,850

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Option One Mortgage Loan Trust
0.734% due 08/25/2032		$141	$130
Option One Mortgage Loan Trust Asset-Backed Certificates
0.734% due 06/25/2032		21	20
Panhandle-Plains Higher Education Authority, Inc.
1.456% due 10/01/2035		1,097	1,111
Popular ABS Mortgage Pass-Through Trust
0.284% due 06/25/2047 ^		135	134
Prospero CLO BV
0.221% due 10/20/2022	EUR	182	204
Race Point CLO Ltd.
1.637% due 12/15/2022		$46,710	46,714
Renaissance Home Equity Loan Trust
0.554% due 11/25/2034		194	167
0.694% due 12/25/2033		313	300
1.074% due 08/25/2033		539	510
Residential Asset Mortgage Products Trust
0.754% due 06/25/2032		6	5
Residential Asset Securities Corp. Trust
0.694% due 07/25/2032 ^		75	66
RMAT LLC
4.090% due 07/27/2020		4,601	4,615
Saturn CLO Ltd.
0.539% due 05/13/2022		3,121	3,089
SBA Tower Trust
2.898% due 10/15/2044		10,200	10,259
SLC Student Loan Trust
0.417% due 06/15/2022		2,138	2,131
SLM Private Credit Student Loan Trust
0.517% due 03/15/2024		1,017	1,010
SLM Private Education Loan Trust
0.957% due 10/16/2023		610	610
1.257% due 06/15/2023		317	317
1.307% due 12/15/2021		380	380
SLM Student Loan Trust
0.295% due 07/25/2017		32	32
0.375% due 07/25/2019		1,342	1,337
0.415% due 01/27/2025		4,488	4,471
0.894% due 01/25/2029		9,278	9,100
1.795% due 04/25/2023		9,803	9,837
Specialty Underwriting & Residential Finance Trust
0.874% due 01/25/2034		173	151
Stone Tower CLO Ltd.
0.509% due 04/17/2021		6,008	5,955
0.519% due 04/17/2021		1,672	1,650
Stoney Lane Funding Corp.
0.529% due 04/18/2022		2,341	2,327
Structured Asset Investment Loan Trust
0.884% due 06/25/2035		3,800	3,693
1.169% due 10/25/2033		100	97
Structured Asset Securities Corp. Mortgage Loan Trust
0.294% due 01/25/2037		23	23
1.699% due 04/25/2035		1,408	1,348
Symphony CLO LP
1.383% due 01/09/2023		19,611	19,559
Symphony CLO Ltd.
1.564% due 07/23/2023		6,500	6,503
Theseus European CLO S.A.
0.271% due 08/27/2022	EUR	92	102
Venture CDO Ltd.
0.515% due 07/22/2021		$1,222	1,203
0.575% due 07/22/2021		6,666	6,557
Venture CLO Ltd.
1.609% due 11/14/2022		14,600	14,595

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vibrant CLO Ltd.
1.624% due 07/17/2024		$7,000	$6,975
Voya CLO Ltd.
0.539% due 12/13/2020		1,358	1,349
1.589% due 10/15/2022		33,000	32,997
1.609% due 10/15/2022		40,700	40,673
Washington Mutual Asset-Backed Certificates Trust
0.254% due 10/25/2036		71	36
WG Horizons CLO
0.587% due 05/24/2019		1,745	1,727
Wood Street CLO BV
0.435% due 11/22/2021	EUR	1,900	2,061

Total Asset-Backed Securities (Cost $1,276,604)			1,271,920

SOVEREIGN ISSUES 5.2%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$16,800	16,737
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (d)	BRL	194,000	45,660
0.000% due 07/01/2016 (d)		1,173,850	266,230
0.000% due 10/01/2016 (d)		200,000	43,582
Development Bank of Japan, Inc.
1.625% due 10/05/2016		$27,000	27,259
1.736% due 04/27/2017		12,000	12,105
Export-Import Bank of Korea
1.036% due 01/14/2017		10,175	10,196
1.184% due 09/17/2016		16,100	16,157
1.250% due 11/20/2015		27,420	27,438
3.750% due 10/20/2016		10,950	11,239
4.000% due 01/11/2017		2,900	2,994
Japan Bank for International Cooperation
0.674% due 11/13/2018		35,100	35,308
Japan Finance Organization for Municipalities
0.979% due 05/22/2017		27,000	27,146
Korea Development Bank
0.920% due 01/22/2017		16,900	16,899
1.000% due 01/22/2016		8,225	8,228
2.250% due 08/07/2017		12,530	12,689
3.250% due 03/09/2016		17,557	17,727
3.250% due 09/20/2016		10,671	10,893
3.500% due 08/22/2017		18,259	18,906
3.875% due 05/04/2017		31,956	33,149
4.000% due 09/09/2016		23,940	24,585
Korea Housing Finance Corp.
3.500% due 12/15/2016		3,700	3,790
4.125% due 12/15/2015		4,250	4,277
Korea Land & Housing Corp.
1.875% due 08/02/2017		14,800	14,875

Total Sovereign Issues (Cost $787,671)			708,069

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Citigroup Capital
7.875% due 10/30/2040		184,000	4,727

Total Preferred Securities (Cost $4,959)			4,727

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 15.9%

CERTIFICATES OF DEPOSIT 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015	$107,550	$107,539
1.171% due 05/16/2016	2,300	2,294
Intesa Sanpaolo SpA
1.666% due 04/11/2016	32,640	32,696
Sumitomo Mitsui Banking Corp.
0.670% due 05/02/2017	2,500	2,500

		145,029

COMMERCIAL PAPER 4.0%
ENI Finance USA, Inc.
0.550% due 10/26/2015	20,000	19,999
1.350% due 06/10/2016	79,500	78,922
Entergy Corp.
0.900% due 10/09/2015	17,750	17,748
0.910% due 10/15/2015	39,850	39,843
0.950% due 10/28/2015	25,000	24,991
0.950% due 11/04/2015	16,400	16,392
0.950% due 11/16/2015	15,000	14,990
Ford Motor Credit Co.
0.850% due 10/27/2015	12,000	11,996
Southwestern Energy Co.
1.270% due 10/01/2015	28,350	28,350
1.270% due 10/26/2015	85,700	85,671
Tesco Treasury Services PLC
2.250% due 10/09/2015	150,750	150,677
Thermo Fisher Scientific, Inc.
0.700% due 10/15/2015	9,500	9,498
0.700% due 10/16/2015	8,600	8,598

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Weatherford International Ltd.
1.180% due 10/14/2015		$17,400	$17,397
1.180% due 10/19/2015		4,600	4,599
1.200% due 10/13/2015		15,000	14,998

			544,669

REPURCHASE AGREEMENTS (g) 7.8%
			1,058,313

SHORT-TERM NOTES 0.6%
Czech Republic Ministry of Finance Bill
0.010% due 12/04/2015 - 02/19/2016	CZK	1,961,000	80,663

JAPAN TREASURY BILLS 2.3%
(0.035%) due 12/28/2015	JPY	36,910,000	307,690

U.S. TREASURY BILLS 0.1%
0.073% due 11/12/2015 - 02/25/2016 (c)(j)(l)		$16,132	16,132

Total Short-Term Instruments (Cost $2,152,978)			2,152,496

Total Investments in Securities (Cost $16,305,912)			16,123,395

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	4,471,764	$44,337

Total Short-Term Instruments (Cost $44,340)		44,337

Total Investments in Affiliates (Cost $44,340)		44,337

Total Investments 118.8% (Cost $16,350,252)		$16,167,732

Financial Derivative Instruments (i)(k) 0.3% (Cost or Premiums, net $(78,446))		35,531

Other Assets and Liabilities, net (19.1%)		(2,597,052)

Net Assets 100.0%		$13,606,211

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.180%	09/30/2015	10/01/2015	$368,000	U.S. Treasury Notes 1.375% due 08/31/2020	$(368,977)	$368,000	$368,002
JPS	0.170%	09/30/2015	10/01/2015	109,000	U.S. Treasury Notes 1.375% due 08/31/2020	(109,289)	109,000	109,000
NOM	0.100%	09/28/2015	10/05/2015	353,500	U.S. Treasury Notes 1.625% due 07/31/2020	(355,333)	353,500	353,503
	0.120%	09/29/2015	10/06/2015	101,250	U.S. Treasury Notes 1.625% due 07/31/2020	(101,524)	101,250	101,251
	0.120%	09/30/2015	10/06/2015	126,563	U.S. Treasury Notes 1.625% due 07/31/2020	(126,905)	126,563	126,563

Total Repurchase Agreements						$(1,062,028)	$1,058,313	$1,058,319

(1)	Includes accrued interest.

68	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPG	0.590%	09/29/2015	10/09/2015	$(4,780)	$(4,780)
COM	0.360%	09/24/2015	10/26/2015	(189,190)	(189,203)
	0.370%	09/21/2015	10/07/2015	(114,403)	(114,415)
	0.370%	09/24/2015	10/07/2015	(14,277)	(14,278)
	0.370%	09/24/2015	10/26/2015	(96,065)	(96,072)
IND	0.300%	09/21/2015	10/05/2015	(10,556)	(10,557)
NOM	0.220%	09/29/2015	10/06/2015	(99,889)	(99,890)
	0.250%	09/28/2015	10/05/2015	(353,500)	(353,508)
SOG	0.510%	09/29/2015	10/08/2015	(4,398)	(4,398)

Total Reverse Repurchase Agreements					$(887,101)

(2)

As of September 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $598,233 at a weighted average interest rate of 0.220%.

SHORT SALES:

SHORT SALES ON U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Notes	1.375%	08/31/2020	$1,199,200	$(1,191,333)	$(1,202,213)
U.S. Treasury Notes	1.625%	07/31/2020	700,000	(700,538)	(710,666)

Total Short Sales				$(1,891,871)	$(1,912,879)

(3)	Payable for short sales includes $3,150 of accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(h)	Securities with an aggregate market value of $909,693 and cash of $1,509 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$368,002	$0	$0	$0	$368,002	$(368,977)	$(975)
BPG	0	(4,780)	0	0	(4,780)	5,019	239
BSN	0	0	0	0	0	(47)	(47)
COM	0	(413,968)	0	0	(413,968)	434,466	20,498
IND	0	(10,557)	0	0	(10,557)	10,809	252
JPS	109,000	0	0	0	109,000	(109,289)	(289)
NOM	581,317	(453,398)	0	0	127,919	(127,470)	449
SOG	0	(4,398)	0	0	(4,398)	4,617	219

Master Securities Forward Transaction Agreement
BPG	0	0	0	(710,666)	(710,666)	0	(710,666)
SGY	0	0	0	(1,202,213)	(1,202,213)	0	(1,202,213)

Total Borrowings and Other Financing Transactions	$1,058,319	$(887,101)	$0	$(1,912,879)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	69

Schedule of Investments PIMCO Short-Term Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(423,146)	$0	$0	$(423,146)
U.S. Treasury Obligations	0	(463,955)	0	0	(463,955)

Total Borrowings	$0	$(887,101)	$0	$0	$(887,101)

Gross amount of recognized liabilities for reverse repurchase agreements					$(887,101)

(i)   FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar December Futures	$98.750	12/19/2016	28,237	$(25,767)	$(31,237)
Put - CME 90-Day Eurodollar December Futures	98.750	12/19/2016	28,237	(15,839)	(9,883)
Call - CME 90-Day Eurodollar June Futures	98.750	06/13/2016	10,848	(7,898)	(16,814)
Call - CME 90-Day Eurodollar March Futures	99.250	03/14/2016	6,832	(2,468)	(4,313)
Put - CME 90-Day Eurodollar March Futures	99.250	03/14/2016	6,832	(4,773)	(384)
Call - CME 90-Day Eurodollar September Futures	99.000	09/19/2016	9,224	(4,830)	(7,552)
Put - CME 90-Day Eurodollar September Futures	99.000	09/19/2016	9,224	(11,057)	(2,710)

				$(72,632)	$(72,893)

Total Written Options				$(72,632)	$(72,893)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor March Futures	Long	03/2018	10,015	$1,485	$420	$0
90-Day Eurodollar March Futures	Short	03/2018	7,579	(5,237)	284	0
90-Day Eurodollar September Futures	Short	09/2018	5,381	(2,399)	202	0
Australia Government 3-Year Note December Futures	Long	12/2015	9,618	1,979	2,103	(211)
Euro-Schatz December Futures	Long	12/2015	21,875	1,913	0	(244)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	11,203	(3,826)	0	(636)

Total Futures Contracts				$(6,085)	$3,009	$(1,091)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	12/16/2018	$1,109,000	$(21,301)	$(16,874)	$436	$0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	8,300	(210)	(38)	6	0

					$(21,511)	$(16,912)	$442	$0

Total Swap Agreements					$(21,511)	$(16,912)	$442	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(j)	Securities with an aggregate market value of $13,466 and cash of $137,690 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3,009	$442	$3,451	$(72,893)	$(1,091)	$0	$(73,984)

70	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(k)   FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015		JPY	14,016,870	$		117,100	$226	$0
	12/2015		CZK	788,902			32,701	227	0

BPS	10/2015		BRL	322,000			81,049	0	(172)
	10/2015	$		100,782		BRL	322,000	0	(19,562)
	11/2015		JPY	9,922,700	$		82,356	0	(398)
	01/2016		BRL	32,000			12,573	4,756	0
	07/2016			270,000			78,204	15,630	0

BRC	10/2015			202,000			71,504	20,552	0
	10/2015	$		50,844		BRL	202,000	108	0
	02/2016		EUR	600	$		833	161	0
	07/2016		BRL	14,000			3,627	382	0
	10/2016			200,000			50,819	5,438	0

CBK	10/2015			120,000			42,403	12,134	0
	10/2015	$		21,594		AUD	30,948	128	0
	10/2015			30,205		BRL	120,000	64	0
	10/2015			153,959		EUR	137,870	97	0
	11/2015		AUD	30,948	$		21,557	0	(128)
	11/2015		GBP	3,430			5,286	98	0
	11/2015		JPY	3,452,400			28,796	3	0
	12/2015		MXN	2,932			170	0	(2)
	02/2016		CZK	412,067			17,218	196	0
	04/2016		BRL	113,662			34,166	7,143	0

DUB	10/2015			29,729			7,421	0	(78)
	10/2015	$		7,483		BRL	29,729	16	0
	11/2015			7,346			29,729	71	0
	02/2016		CZK	531,311	$		22,366	423	0
	07/2016		BRL	338,000			102,350	24,017	0

GLM	10/2015		EUR	438,995			495,391	4,858	0
	10/2015		GBP	61,719			95,111	1,746	0
	10/2015	$		6,154		EUR	5,494	0	(15)

HUS	10/2015		JPY	17,292,902	$		144,400	210	0
	10/2015	$		285,251		JPY	34,216,202	0	(33)
	11/2015		JPY	34,216,202	$		285,373	42	0

JPM	10/2015		BRL	29,730			7,483	0	(16)
	10/2015	$		8,258		BRL	29,730	0	(759)
	11/2015		JPY	20,385,200	$		170,963	953	0
	11/2015	$		1,346		GBP	873	0	(25)
	01/2016			55,964		BRL	221,000	0	(1,978)
	07/2016		BRL	586,850	$		147,376	11,371	0

MSB	10/2015		JPY	34,216,202			284,646	0	(572)
	10/2015	$		330,850		EUR	295,631	0	(512)
	11/2015		EUR	295,631	$		331,003	506	0
	01/2016		BRL	155,000			51,564	13,700	0
	04/2016			66,000			20,470	4,793	0

NAB	10/2015		AUD	30,948			22,062	340	0

RYL	12/2015		GBP	10,899			17,759	1,277	0

SCX	10/2015		JPY	5,567,445			46,500	78	0
	10/2015	$		93,532		GBP	61,719	0	(166)
	11/2015		GBP	61,719	$		93,518	166	0

UAG	01/2016		BRL	34,000			13,143	4,837	0
	02/2016		CZK	232,487			9,651	49	0

Total Forward Foreign Currency Contracts								$136,796	$(24,416)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC EUR versus GBP	GBP	0.690	11/04/2015	EUR 127,962	$1,512	$57

Total Purchased Options						$1,512	$57

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Schedule of Investments PIMCO Short-Term Fund (Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC EUR versus GBP	GBP	0.650	11/04/2015	EUR 127,962	$(216)	$(3)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800%	12/16/2015	$	1,225,200	$(5,170)	$(2,483)

Total Written Options								$(5,386)	$(2,486)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	84,782	$4,616,815	AUD	0	EUR	0	GBP	0	$(73,102)
Sales	56,474	8,240,200		373,923		127,962		185,294	(64,952)
Closing Buys	(41,822)	(9,000,700)		(91,900)		0		(138,970)	52,990
Expirations	0	0		(282,023)		0		0	1,088
Exercised	0	(2,631,115)		0		0		(46,324)	5,958

Balance at End of Period	99,434	$1,225,200	AUD	0	EUR	127,962	GBP	0	$(78,018)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Volvo Treasury AB	1.000%	12/20/2020	1.247%	EUR 4,500	$(75)	$14	$0	$(61)

BRC	Mexico Government International Bond	1.000%	09/20/2020	1.730%	$ 13,400	(199)	(256)	0	(455)

CBK	Barrick Gold Corp.	1.000%	06/20/2020	2.799%	2,200	(68)	(104)	0	(172)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%	8,000	(119)	(152)	0	(271)
	Volvo Treasury AB	1.000%	12/20/2020	1.247%	EUR 4,400	(99)	39	0	(60)

GST	Mexico Government International Bond	1.000%	09/20/2020	1.730%	$ 32,800	(479)	(634)	0	(1,113)

HUS	Mexico Government International Bond	1.000%	09/20/2020	1.730%	25,000	(365)	(483)	0	(848)

JPM	Mexico Government International Bond	1.000%	09/20/2020	1.730%	25,000	(365)	(483)	0	(848)

MYC	Volvo Treasury AB	1.000%	12/20/2020	1.247%	EUR 3,900	(77)	24	0	(53)

						$(1,846)	$(2,035)	$0	$(3,881)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$5,212	$(22)	$21	$0	$(1)

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	18,090	(72)	67	0	(5)

					$(94)	$88	$0	$(6)

Total Swap Agreements					$(1,940)	$(1,947)	$0	$(3,887)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

72	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(l)	Securities with an aggregate market value of $4,580 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$453	$0	$0	$453	$0	$0	$0	$0	$453	$(290)	$163
BPS	20,386	57	0	20,443	(20,132)	(3)	(61)	(20,196)	247	(500)	(253)
BRC	26,641	0	0	26,641	0	0	(455)	(455)	26,186	(27,940)	(1,754)
CBK	19,863	0	0	19,863	(130)	0	(503)	(633)	19,230	(21,760)	(2,530)
DUB	24,527	0	0	24,527	(78)	0	0	(78)	24,449	(29,080)	(4,631)
FBF	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
GLM	6,604	0	0	6,604	(15)	0	0	(15)	6,589	(4,770)	1,819
GST	0	0	0	0	0	0	(1,118)	(1,118)	(1,118)	1,285	167
HUS	252	0	0	252	(33)	0	(848)	(881)	(629)	724	95
JPM	12,324	0	0	12,324	(2,778)	0	(848)	(3,626)	8,698	(10,627)	(1,929)
MSB	18,999	0	0	18,999	(1,084)	0	0	(1,084)	17,915	(18,980)	(1,065)
MYC	0	0	0	0	0	(2,483)	(53)	(2,536)	(2,536)	2,571	35
NAB	340	0	0	340	0	0	0	0	340	(359)	(19)
RYL	1,277	0	0	1,277	0	0	0	0	1,277	(1,350)	(73)
SCX	244	0	0	244	(166)	0	0	(166)	78	0	78
UAG	4,886	0	0	4,886	0	0	0	0	4,886	(5,080)	(194)

Total Over the Counter	$136,796	$57	$0	$136,853	$(24,416)	$(2,486)	$(3,887)	$(30,789)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,009	$3,009
Swap Agreements	0	0	0	0	442	442

	$0	$0	$0	$0	$3,451	$3,451

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$136,796	$0	$136,796
Purchased Options	0	0	0	57	0	57

	$0	$0	$0	$136,853	$0	$136,853

	$0	$0	$0	$136,853	$3,451	$140,304

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$72,893	$72,893
Futures	0	0	0	0	1,091	1,091

	$0	$0	$0	$0	$73,984	$73,984

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$24,416	$0	$24,416
Written Options	0	0	0	3	2,483	2,486
Swap Agreements	0	3,887	0	0	0	3,887

	$0	$3,887	$0	$24,419	$2,483	$30,789

	$0	$3,887	$0	$24,419	$76,467	$104,773

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Schedule of Investments PIMCO Short-Term Fund (Cont.)

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$14,593	$14,593
Futures	0	0	0	0	32,436	32,436
Swap Agreements	0	1	0	0	(55,460)	(55,459)

	$0	$1	$0	$0	$(8,431)	$(8,430)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$32,675	$0	$32,675
Purchased Options	0	0	0	0	(8,625)	(8,625)
Written Options	0	0	0	4,016	8,004	12,020
Swap Agreements	0	1,591	0	0	0	1,591

	$0	$1,591	$0	$36,691	$(621)	$37,661

	$0	$1,592	$0	$36,691	$(9,052)	$29,231

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(4,550)	$(4,550)
Futures	0	0	0	0	(22,766)	(22,766)
Swap Agreements	0	0	0	0	27,189	27,189

	$0	$0	$0	$0	$(127)	$(127)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,588	$0	$11,588
Purchased Options	0	0	0	(1,455)	8,909	7,454
Written Options	0	0	0	213	2,750	2,963
Swap Agreements	0	(3,167)	0	0	0	(3,167)

	$0	$(3,167)	$0	$10,346	$11,659	$18,838

	$0	$(3,167)	$0	$10,346	$11,532	$18,711

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$67,154	$4,990	$72,144
Corporate Bonds & Notes
Banking & Finance	0	4,464,899	0	4,464,899
Industrials	90,100	3,469,972	16,635	3,576,707
Utilities	0	1,623,128	0	1,623,128
Municipal Bonds & Notes
Arkansas	0	4,905	0	4,905
California	0	92,179	0	92,179
Georgia	0	2,001	0	2,001
New Jersey	0	2,124	0	2,124
New York	0	5,195	0	5,195
North Carolina	0	3,935	0	3,935
South Dakota	0	1,039	0	1,039
U.S. Government Agencies	0	283,288	115	283,403
U.S. Treasury Obligations	0	1,029,310	0	1,029,310
Mortgage-Backed Securities	0	788,565	36,649	825,214
Asset-Backed Securities	0	1,268,105	3,815	1,271,920
Sovereign Issues	0	708,069	0	708,069
Preferred Securities
Banking & Finance	4,727	0	0	4,727
Short-Term Instruments
Certificates of Deposit	0	145,029	0	145,029
Commercial Paper	0	544,669	0	544,669
Repurchase Agreements	0	1,058,313	0	1,058,313
Short-Term Notes	0	80,663	0	80,663
Japan Treasury Bills	0	307,690	0	307,690
U.S. Treasury Bills	0	16,132	0	16,132
	$94,827	$15,966,364	$62,204	$16,123,395

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,337	$0	$0	$44,337

Total Investments	$139,164	$15,966,364	$62,204	$16,167,732

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,912,879)	$0	$(1,912,879)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,009	442	0	3,451
Over the counter	0	136,853	0	136,853
	$3,009	$137,295	$0	$140,304

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(73,984)	0	0	(73,984)
Over the counter	0	(30,789)	0	(30,789)
	$(73,984)	$(30,789)	$0	$(104,773)

Totals	$68,189	$14,159,991	$62,204	$14,290,384

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

74	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2015 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. As of September 30, 2015, the PIMCO Government Money Market Fund is the only fund in the Trust to offer Class M shares. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Notes to Financial Statements (Cont.)

circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange.

76	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2015 (Unaudited)

A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

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Notes to Financial Statements (Cont.)

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or Funds. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2015, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The

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risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Funds’ prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan

Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

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Notes to Financial Statements (Cont.)

(b) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Short-Term Fund	$17	$0	$(17)	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Low Duration Fund II	$409	$58,404	$(56,600)	$0	$0	$2,213	$4	$0
PIMCO Low Duration Fund III	2,191	40,002	(37,600)	0	0	4,593	3	0
PIMCO Short Asset Investment Fund	3,635	300,048	(248,000)	0	(3)	55,680	49	0
PIMCO Short-Term Fund	246	4,298,385	(4,254,200)	(92)	(2)	44,337	885	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

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(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment.

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Notes to Financial Statements (Cont.)

A Fund may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises.

The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

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For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either

(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

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Notes to Financial Statements (Cont.)

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements   Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks   A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be

86	PIMCO SHORT DURATION STRATEGY FUNDS

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able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks   A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements   A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing

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Notes to Financial Statements (Cont.)

standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward

Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

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(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class M	Class P	Administrative Class	Class D	A, C and R Classes
PIMCO Government Money Market Fund	0.12%		N/A	0.06%	0.16%	N/A	N/A	0.21%
PIMCO Low Duration Fund II	0.25%		0.25%	N/A	0.35%	0.25%	N/A	N/A
PIMCO Low Duration Fund III	0.25%		0.25%	N/A	0.35%	0.25%	N/A	N/A
PIMCO Money Market Fund	0.12%		0.20%	N/A	N/A	0.20%	N/A	0.35%
PIMCO Short Asset Investment Fund	0.20%	(1)	0.14%	N/A	0.24%	0.14%	0.24%	0.24%
PIMCO Short-Term Fund	0.25%		0.20%	N/A	0.30%	0.20%	0.20%	0.20%

(1)	PIMCO has contractually agreed, through July 31, 2016 to waive 0.10% of the Investment Advisory Fee from 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%	(1)
All other Funds	—	0.25%
Class C
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%	(1)
All other Funds	0.30%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
PIMCO Money Market Fund	0.10%(1)
All Other Funds	0.25%
Class D
All Funds	0.25%

(1)

With respect to the PIMCO Government Money Market and PIMCO Money Market Funds only, the Trust has suspended payment of distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares.

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Notes to Financial Statements (Cont.)

For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  To maintain certain net yields for the PIMCO Government Money Market and PIMCO Money Market Funds, PIMCO and the Trust’s Distributor have entered into a fee and expense limitation agreement with such funds (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of a Fund’s Supervisory and Administrative Fee, any service fees applicable to a class of a Fund, or to the extent necessary, a Fund’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from a Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield. As of September 30, 2015, the recoverable amount to PIMCO for the PIMCO Government Money Market and PIMCO Money Market Funds was $879,822 and $5,610,188, respectively.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Low Duration Fund II	$1,999	$7,214
PIMCO Low Duration Fund III	7,928	10,708
PIMCO Short Asset Investment Fund	59,972	35,546
PIMCO Short-Term Fund	1,192,965	1,847,147

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10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Low Duration Fund II	$472,141	$393,131	$79,744	$42,971
PIMCO Low Duration Fund III	247,988	232,132	37,225	20,645
PIMCO Short Asset Investment Fund	500,998	494,941	172,398	63,621
PIMCO Short-Term Fund	118,690,829	118,578,114	3,746,547	3,209,398

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Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Government Money Market Fund (1)				PIMCO Low Duration Fund II
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0	5,369	$52,633	9,172	$90,697
Class M	10,608,165	10,608,165	13,983,399	13,983,399	0	0	0	0
Class P	1,308	1,309	2,910	2,909	11	107	178	1,766
Administrative Class	0	0	0	0	13	127	85	846
Class D	0	0	0	0	0	0	0	0
Class A	2,855	2,854	11,519	11,519	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	1,364	1,364	4,174	4,174	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	0	0	0	0	304	2,982	522	5,156
Class M	25	25	62	62	0	0	0	0
Class P	0	0	0	0	1	10	7	64
Administrative Class	0	0	0	0	8	76	18	173
Class D	0	0	0	0	0	0	0	0
Class A	0	0	2	2	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	1	1	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	0	0	0	0	(5,666)	(55,611)	(34,586)	(341,590)
Class M	(10,783,972)	(10,783,972)	(13,713,496)	(13,713,496)	0	0	0	0
Class P	(784)	(784)	(5,429)	(5,429)	(63)	(623)	(1,691)	(16,750)
Administrative Class	0	0	0	0	(20)	(193)	(1,745)	(17,247)
Class D	0	0	0	0	0	0	0	0
Class A	(3,877)	(3,877)	(17,803)	(17,803)	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	(1,583)	(1,583)	(5,677)	(5,677)	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(176,499)	$(176,499)	259,662	$259,661	(43)	$(492)	(28,040)	$(276,885)

92	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2015 (Unaudited)

PIMCO Low Duration Fund III (2)				PIMCO Money Market Fund (3)				PIMCO Short Asset Investment Fund
Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,703	$16,357	5,205	$51,029	480,185	$480,185	1,365,903	$1,365,904	28,909	$289,804	26,272	$264,143
0	0	0	0	0	0	0	0	0	0	0	0
469	4,504	2,998	29,458	0	0	0	0	2,654	26,560	48	497
87	834	281	2,754	162,830	162,830	190,167	190,167	1	11	51	503
0	0	0	0	0	0	0	0	701	7,033	1,278	12,864
0	0	0	0	105,187	105,187	166,601 ^	166,600 ^	4,506	45,148	394	3,968
0	0	0	0	0	0	198	198	0	0	0	0
0	0	0	0	42,343	42,344	99,815	99,814	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0

236	2,264	588	5,698	8	8	62	62	135	1,351	171	1,714
0	0	0	0	0	0	0	0	0	0	0	0
38	361	67	647	0	0	0	0	1	7	1	9
8	76	18	178	5	5	24	24	0	1	0	4
0	0	0	0	0	0	0	0	1	9	3	31
0	0	0	0	7	7	45	45	3	29	3	30
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	3	3	20	20	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0

(4,987)	(47,899)	(13,507)	(132,561)	(433,153)	(433,153)	(1,307,099)	(1,307,099)	(8,257)	(82,781)	(18,305)	(184,211)
0	0	0	0	0	0	0	0	0	0	0	0
(501)	(4,806)	(1,836)	(18,021)	0	0	0	0	(69)	(691)	(194)	(1,958)
(244)	(2,343)	(182)	(1,782)	(173,445)	(173,445)	(170,728)	(170,728)	(12)	(120)	(117)	(1,177)
0	0	0	0	0	0	0	0	(811)	(8,128)	(1,673)	(16,839)
0	0	0	0	(107,816)	(107,816)	(220,201)	(220,201)	(166)	(1,665)	(314)	(3,158)
0	0	0	0	0	0	(3,540)^	(3,540)^	0	0	0	0
0	0	0	0	(37,756)	(37,756)	(140,063)	(140,063)	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
(3,191)	$(30,652)	(6,368)	$(62,600)	38,398	$38,399	(18,796)	$(18,797)	27,596	$276,568	7,618	$76,420

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

Notes to Financial Statements (Cont.)

	PIMCO Short-Term Fund
	Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	290,755	$2,851,430	666,524	$6,577,182
Class M	0	0	0	0
Class P	49,236	482,656	41,705	411,829
Administrative Class	7,862	77,057	59,014	583,300
Class D	8,372	82,016	14,884	146,918
Class A	9,791	95,886	22,031 ^^	217,192 ^^
Class B	0	0	5	45
Class C	1,579	15,462	3,556	35,114
Class R	2,950	28,919	4,302	42,442
Issued as reinvestment of distributions
Institutional Class	6,548	64,103	20,607	202,363
Class M	0	0	0	0
Class P	260	2,542	769	7,558
Administrative Class	922	9,028	3,241	31,826
Class D	210	2,056	798	7,842
Class A	270	2,645	1,111	10,912
Class B	0	0	0	3
Class C	55	537	247	2,420
Class R	35	338	104	1,017
Cost of shares redeemed
Institutional Class	(386,455)	(3,788,329)	(608,282)	(5,994,601)
Class M	0	0	0	0
Class P	(10,417)	(102,066)	(51,642)	(509,714)
Administrative Class	(20,270)	(198,157)	(71,865)	(707,374)
Class D	(9,757)	(95,594)	(26,249)	(258,725)
Class A	(15,686)	(153,732)	(57,678)	(569,021)
Class B	0	0	(70)^^	(685)^^
Class C	(2,715)	(26,616)	(10,469)	(103,186)
Class R	(1,016)	(9,954)	(2,440)	(24,040)
Net increase (decrease) resulting from Fund share transactions	(67,471)	$(659,773)	10,203	$110,617

(1)

As of September 30, 2015, four shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 82% of the Fund. Two shareholders are related parties and comprise 49% of the Fund.*

(2)	As of September 30, 2015, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 19% of the Fund.
(3)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 23% of the Fund. One shareholder is a related party and comprises 11% of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.
^	At the NYSE Close on March 25, 2015, 886 Class B shares in the amount of $886 converted into Class A shares of the Fund.
^^	At the NYSE Close on March 25, 2015, 22 Class B shares in the amount of $216 converted into Class A shares of the Fund.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as a defendant in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

94	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2015 (Unaudited)

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2015, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Government Money Market Fund	$—	$—
PIMCO Low Duration Fund II	6,795	—
PIMCO Low Duration Fund III	1,344	733
PIMCO Money Market Fund	—	—
PIMCO Short Asset Investment Fund	—	—
PIMCO Short-Term Fund	—	—

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO Government Money Market Fund	$221,444	$0	$0	$0
PIMCO Low Duration Fund II	527,166	2,892	(3,971)	(1,079)
PIMCO Low Duration Fund III	258,495	1,592	(5,944)	(4,352)
PIMCO Money Market Fund	705,476	0	0	0
PIMCO Short Asset Investment Fund	511,773	291	(1,462)	(1,171)
PIMCO Short-Term Fund	16,351,566	34,168	(218,002)	(183,834)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	95

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BSN	Bank of Nova Scotia	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SGY	Societe Generale, New York
COM	Commerz Bank AG	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
FAR	Wells Fargo Bank National Association	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	ILS	Israeli Shekel	RUB	Russian Ruble
CNY	Chinese Renminbi (Mainland)	INR	Indian Rupee	SGD	Singapore Dollar
CZK	Czech Koruna	JPY	Japanese Yen	THB	Thai Baht
DKK	Danish Krone	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
CDI	Brazil Interbank Deposit Rate	FDIC	Federal Deposit Insurance Corp.	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

96	PIMCO SHORT DURATION STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	97

Approval of Investment Advisory Contract and Other Agreements (Cont.)

and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s

98	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	99

Approval of Investment Advisory Contract and Other Agreements (Cont.)

advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed

100	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group”

of comparable funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	101

Approval of Investment Advisory Contract and Other Agreements (Cont.)

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers.

102	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	103

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Funds’ Annual Report to shareholders for the fiscal year ended March 31, 2015.

104	PIMCO SHORT DURATION STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class M, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4007SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

StocksPLUS® Funds

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		13
Benchmark Descriptions		15
Financial Highlights		16
Statements of Assets and Liabilities		26
Statements of Operations		28
Statements of Changes in Net Assets		29
Statement of Cash Flows		31
Notes to Financial Statements		127
Glossary		151
Approval of Investment Advisory Contract and Other Agreements		152
Results of Proxy Voting		159

Fund	Fund Summary	Schedule of Investments

PIMCO StocksPLUS® Fund	6	32
PIMCO StocksPLUS® Absolute Return Fund	7	43
PIMCO StocksPLUS® International Fund (Unhedged)*	8	58
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)*	9	73
PIMCO StocksPLUS® Long Duration Fund	10	89
PIMCO StocksPLUS® Short Fund*	11	98
PIMCO StocksPLUS® Small Fund*	12	113

*

Effective April 15, 2015 the Fund’s name was changed. Prior to April 15, 2015, the Fund’s name was PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® AR Short Strategy Fund, PIMCO Small Cap StocksPLUS® AR Strategy Fund, respectively.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was 2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

2	PIMCO STOCKSPLUS® FUNDS

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, smaller company risk, management risk, small-cap and mid-cap company risk, short sale risk and inverse correlation and compounding risk. A complete description of these risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, tax risk, and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales

4	PIMCO STOCKSPLUS® FUNDS

charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable) is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of

$1,000,000 was made at the end of the month that the Institutional Class of the relevant Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO StocksPLUS® Fund	05/13/93	05/13/93	04/30/08	01/07/97	04/08/98	01/20/97	01/20/97	12/31/02
PIMCO StocksPLUS® Absolute Return Fund	06/28/02	06/28/02	04/30/08	—	07/31/03	07/31/03	07/31/03	—
PIMCO StocksPLUS® International Fund (Unhedged)	11/30/06	11/30/06	04/30/08	11/30/06	11/30/06	11/30/06	11/30/06	—
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10/30/03	10/30/03	03/09/12	—	10/30/03	10/30/03	10/30/03	—
PIMCO StocksPLUS® Long Duration Fund	08/31/07	08/31/07	—	—	—	—	—	—
PIMCO StocksPLUS® Short Fund	07/23/03	07/23/03	01/29/10	—	07/31/06	07/31/06	07/31/06	—
PIMCO StocksPLUS® Small Fund	03/31/06	03/31/06	04/30/08	06/30/14	07/31/06	07/31/06	07/31/06	—

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

PIMCO StocksPLUS® Fund

Institutional Class - PSTKX	Class A - PSPAX
Class P - PSKPX	Class C - PSPCX
Administrative Class - PPLAX	Class R - PSPRX
Class D - PSPDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	42.0%
Corporate Bonds & Notes	23.2%
Short-Term Instruments‡	16.7%
U.S. Government Agencies	6.1%
Mortgage-Backed Securities	5.7%
Other	6.3%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Institutional Class	-7.73%	-1.86%	14.25%	7.14%	9.41%
PIMCO StocksPLUS® Fund Class P	-7.78%	-2.02%	14.09%	7.04%	9.38%
PIMCO StocksPLUS® Fund Administrative Class	-7.83%	-2.08%	14.05%	6.92%	9.12%
PIMCO StocksPLUS® Fund Class D	-7.98%	-2.29%	13.78%	6.72%	8.95%
PIMCO StocksPLUS® Fund Class A	-7.94%	-2.29%	13.77%	6.71%	8.94%
PIMCO StocksPLUS® Fund Class A (adjusted)	-11.39%	-5.95%	12.91%	6.38%	8.80%
PIMCO StocksPLUS® Fund Class C	-8.24%	-2.82%	13.19%	6.17%	8.41%
PIMCO StocksPLUS® Fund Class C (adjusted)	-9.15%	-3.62%	13.19%	6.17%	8.41%
PIMCO StocksPLUS® Fund Class R	-8.15%	-2.55%	13.51%	6.45%	8.71%
S&P 500 Index	-6.18%	-0.61%	13.34%	6.80%	8.93%
Lipper Large-Cap Core Funds Average	-7.09%	-2.20%	11.82%	6.02%	8.32%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/1993.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for the Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares 1.40% for Class C shares and 1.15% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO StocksPLUS® Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”), by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Fund Insights

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 detracted from absolute returns as the index return was -6.18% over the reporting period.

»	The Fund’s bond alpha strategy detracted from returns primarily due to the following:

»

U.S. government and rates positioning detracted from returns during the reporting period, driven by negative duration positioning in the two-year segment of the curve during most of the reporting period amid generally positive total returns among 1-3 year U.S. Treasuries.

»	Exposure to interest rates in Brazil detracted from returns, as yields in Brazil rose during the reporting period.

»	Exposure to U.S. investment grade and high yield corporate credit detracted from returns during the reporting period.

6	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Absolute Return Fund

Institutional Class - PSPTX	Class A - PTOAX
Class P - PTOPX	Class C - PSOCX
Class D - PSTDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	34.7%
Short-Term Instruments‡	20.8%
Corporate Bonds & Notes	17.2%
U.S. Government Agencies	9.4%
Asset-Backed Securities	6.4%
Sovereign Issues	6.4%
Other	5.1%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Absolute Return Fund Institutional Class	-10.29%	-4.89%	14.10%	8.33%	9.20%
PIMCO StocksPLUS® Absolute Return Fund Class P	-10.31%	-5.00%	13.98%	8.23%	9.13%
PIMCO StocksPLUS® Absolute Return Fund Class D	-10.50%	-5.29%	13.59%	7.89%	8.77%
PIMCO StocksPLUS® Absolute Return Fund Class A	-10.46%	-5.23%	13.63%	7.89%	8.79%
PIMCO StocksPLUS® Absolute Return Fund Class A (adjusted)	-13.81%	-8.78%	12.77%	7.47%	8.48%
PIMCO StocksPLUS® Absolute Return Fund Class C	-10.76%	-5.89%	12.79%	7.10%	7.98%
PIMCO StocksPLUS® Absolute Return Fund Class C (adjusted)	-11.65%	-6.66%	12.79%	7.10%	7.98%
S&P 500 Index	-6.18%	-0.61%	13.34%	6.80%	7.28%
Lipper Large-Cap Core Funds Average	-7.09%	-2.20%	11.82%	6.02%	6.56%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.64% for the Institutional Class shares, 0.74% for Class P shares, 1.04% for Class D shares, 1.04% for Class A shares and 1.79% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO StocksPLUS® Absolute Return Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”) by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Fund Insights

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 detracted from absolute returns, as the index return was -6.18% over the reporting period.

»	The Fund’s bond alpha strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil detracted from returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO StocksPLUS® International Fund (Unhedged)

Institutional Class - PSKIX	Class D - PPUDX
Class P - PPLPX	Class A - PPUAX
Administrative Class - PSKAX	Class C - PPUCX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	30.8%
Short-Term Instruments‡	25.9%
Corporate Bonds & Notes	18.1%
U.S. Government Agencies	8.2%
Sovereign Issues	5.6%
Asset-Backed Securities	5.4%
Other	6.0%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (11/30/06)
PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class	-13.66%	-12.24%	5.06%	3.22%
PIMCO StocksPLUS® International Fund (Unhedged) Class P	-13.65%	-12.30%	4.97%	3.15%
PIMCO StocksPLUS® International Fund (Unhedged) Administrative Class	-13.76%	-12.43%	4.94%	3.04%
PIMCO StocksPLUS® International Fund (Unhedged) Class D	-13.74%	-12.62%	4.66%	2.81%
PIMCO StocksPLUS® International Fund (Unhedged) Class A	-13.77%	-12.68%	4.63%	2.80%
PIMCO StocksPLUS® International Fund (Unhedged) Class A (adjusted)	-17.03%	-15.92%	3.83%	2.36%
PIMCO StocksPLUS® International Fund (Unhedged) Class C	-14.14%	-13.35%	3.82%	2.03%
PIMCO StocksPLUS® International Fund (Unhedged) Class C (adjusted)	-14.97%	-14.16%	3.82%	2.03%
MSCI EAFE Net Dividend Index (USD Unhedged)	-9.68%	-8.66%	3.98%	0.56%
Lipper International Multi-Cap Core Funds Average	-9.10%	-8.16%	3.75%	0.60%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.64% for the Institutional Class shares, 0.74% for Class P shares, 0.89% for Administrative Class shares, 1.04% for Class D shares, 1.04% for Class A shares and 1.79% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO StocksPLUS® International Fund (Unhedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Fund Insights

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Net Dividend Index detracted from absolute returns, as the index return was -9.68% over the reporting period.

»	The Fund’s bond alpha strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil detracted from returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

8	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Institutional Class - PISIX	Class A - PIPAX
Class P - PIUHX	Class C - PIPCX
Class D - PIPDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	44.8%
Short-Term Instruments‡	18.2%
Corporate Bonds & Notes	18.0%
Asset-Backed Securities	5.9%
U.S. Government Agencies	5.9%
Sovereign Issues	5.4%
Other	1.8%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class	-14.52%	-4.14%	7.91%	6.46%	8.65%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class P	-14.64%	-4.33%	7.81%	6.38%	8.58%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class D	-14.88%	-4.75%	7.44%	6.03%	8.18%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A	-14.74%	-4.60%	7.48%	6.05%	8.20%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A (adjusted)	-17.94%	-8.17%	6.67%	5.45%	7.69%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C	-15.14%	-5.30%	6.68%	5.26%	7.42%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C (adjusted)	-15.95%	-6.14%	6.68%	5.26%	7.42%
MSCI EAFE Net Dividend Hedged USD Index	-10.73%	0.32%	7.62%	3.93%	6.23%
Lipper International Multi-Cap Core Funds Average	-9.10%	-8.16%	3.75%	2.95%	5.37%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.76% for the Institutional Class shares, 0.86% for Class P shares, 1.16% for Class D shares, 1.16% for Class A shares and 1.91% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Fund Insights

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Net Dividend Hedged USD Index detracted from absolute returns, as the index return was -10.73% over the reporting period.

»	The Fund’s bond alpha strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil detracted from returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

PIMCO StocksPLUS® Long Duration Fund

Institutional Class - PSLDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	48.3%
U.S. Treasury Obligations	26.0%
U.S. Government Agencies	14.9%
Municipal Bonds & Notes	4.3%
Short-Term Instruments‡	2.3%
Other	4.2%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	-12.37%	0.55%	18.75%	12.22%
S&P 500 Index	-6.18%	-0.61%	13.34%	5.59%
S&P 500 Index + Barclays Long-Term Government/Credit Index—3 Month LIBOR	-11.21%	2.77%	20.26%	12.49%
Lipper Specialty Diversified Equity Funds Average	-4.78%	-5.29%	-3.63%	-2.60%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.61% for the Institutional Class shares.

Investment Objective and Strategy Overview

»

The PIMCO StocksPLUS® Long Duration Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances in S&P 500 Index (“S&P 500”) derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Fund Insights

»

A below-benchmark exposure to U.S. duration (or sensitivity to changes in market interest rates) positively contributed to performance, as U.S. Treasury rates generally rose along the yield curve over the reporting period.

»	The portfolio’s curve steepening bias positively contributed to performance, as the U.S. Treasury yield curve steepened during the reporting period.

»	An out-of-benchmark allocation to Italian and Spanish sovereign bonds detracted from performance, as Italian and Spanish rates rose over the reporting period.

»	An overweight to high yield corporate securities detracted from performance, as high yield corporate securities posted negative returns over the reporting period.

10	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Short Fund

Institutional Class - PSTIX	Class A - PSSAX
Class P - PSPLX	Class C - PSSCX
Class D - PSSDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	28.7%
U.S. Treasury Obligations	23.6%
U.S. Government Agencies	14.4%
Short-Term Instruments‡	10.8%
Mortgage-Backed Securities	8.1%
Sovereign Issues	6.3%
Other	8.1%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® Short Fund Institutional Class	1.74%	-4.28%	-11.95%	-3.68%	-2.87%
PIMCO StocksPLUS® Short Fund Class P	1.73%	-4.35%	-12.01%	-3.77%	-2.95%
PIMCO StocksPLUS® Short Fund Class D	1.27%	-4.71%	-12.30%	-4.10%	-3.28%
PIMCO StocksPLUS® Short Fund Class A	1.20%	-4.75%	-12.28%	-4.10%	-3.29%
PIMCO StocksPLUS® Short Fund Class A (adjusted)	-2.63%	-8.48%	-12.96%	-4.47%	-3.59%
PIMCO StocksPLUS® Short Fund Class C	1.28%	-5.50%	-12.92%	-4.82%	-4.01%
PIMCO StocksPLUS® Short Fund Class C (adjusted)	0.29%	-6.41%	-12.92%	-4.82%	-4.01%
S&P 500 Index	-6.18%	-0.61%	13.34%	6.80%	7.78%
Inverse of S&P 500 Index	6.02%	-0.49%	-13.04%	-8.46%	-9.05%
Lipper Dedicated Short-Bias Fund Average	11.96%	4.05%	-21.92%	-16.89%	-16.64%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 07/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.64% for the Institutional Class shares, 0.74% for Class P shares, 1.04% for Class D shares, 1.04% for Class A shares, and 1.79% for Class C shares.

The performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Investment Objective and Strategy Overview

»

The PIMCO StocksPLUS® Short Fund seeks total return through the implementation of short investment positions on the S&P 500 Index (“S&P 500”), by investing primarily in short positions with respect to the S&P 500 or specific S&P 500 securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the S&P 500 on a daily basis, subject to certain limitations. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 positively contributed to absolute returns, as the index return was -6.18% over the reporting period.

»	The Fund’s bond alpha strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil detracted from returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

PIMCO StocksPLUS® Small Fund

Institutional Class - PSCSX	Class D - PCKDX
Class P - PCKPX	Class A - PCKAX
Administrative Class - PCKTX	Class C - PCKCX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	31.7%
Short-Term Instruments‡	24.4%
Corporate Bonds & Notes	19.9%
Asset-Backed Securities	7.4%
U.S. Government Agencies	6.0%
Sovereign Issues	5.2%
Other	5.4%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (03/31/06)
PIMCO StocksPLUS® Small Fund Institutional Class	-14.67%	-1.75%	13.05%	9.43%
PIMCO StocksPLUS® Small Fund Class P	-14.81%	-1.96%	12.88%	9.30%
PIMCO StocksPLUS® Small Fund Administrative	-14.88%	-2.05%	12.77%	9.17%
PIMCO StocksPLUS® Small Fund Class D	-14.93%	-2.20%	12.61%	9.01%
PIMCO StocksPLUS® Small Fund Class A	-14.85%	-2.17%	12.61%	9.04%
PIMCO StocksPLUS® Small Fund Class A (adjusted)	-18.05%	-5.84%	11.75%	8.61%
PIMCO StocksPLUS® Small Fund Class C	-15.27%	-2.94%	11.74%	8.17%
PIMCO StocksPLUS® Small Fund Class C (adjusted)	-16.11%	-3.79%	11.74%	8.17%
Russell 2000® Index	-11.55%	1.25%	11.73%	5.32%
Lipper Small-Cap Core Funds Average	-10.83%	-0.77%	10.89%	5.16%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.70% for the Institutional Class shares, 0.80% for Class P shares, 0.95% for Administrative Class shares, 1.10% for Class D shares, 1.10% for Class A shares and 1.85% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO StocksPLUS® Small Fund seeks total return which exceeds that of the Russell 2000® Index, by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Fund Insights

»	The Fund’s exposure to equity index derivatives linked to the Russell 2000® Index detracted from absolute returns, as the index return was -11.55% over the reporting period.

»	The Fund’s bond alpha strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil detracted from returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

12	PIMCO STOCKSPLUS® FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio
PIMCO StocksPLUS® Fund
Institutional Class	$1,000.00	$922.70	$2.45	$1,000.00	$1,022.45	$2.58	0.51%
Class P	1,000.00	922.20	2.93	1,000.00	1,021.95	3.08	0.61
Administrative Class	1,000.00	921.70	3.65	1,000.00	1,021.20	3.84	0.76
Class D	1,000.00	920.20	4.37	1,000.00	1,020.45	4.60	0.91
Class A	1,000.00	920.60	4.37	1,000.00	1,020.45	4.60	0.91
Class C	1,000.00	917.60	6.76	1,000.00	1,017.95	7.11	1.41
Class R	1,000.00	918.50	5.56	1,000.00	1,019.20	5.86	1.16
PIMCO StocksPLUS® Absolute Return Fund
Institutional Class	$1,000.00	$897.10	$3.04	$1,000.00	$1,021.80	$3.23	0.64%
Class P	1,000.00	896.90	3.51	1,000.00	1,021.30	3.74	0.74
Class D	1,000.00	895.00	4.93	1,000.00	1,019.80	5.25	1.04
Class A	1,000.00	895.40	4.93	1,000.00	1,019.80	5.25	1.04
Class C	1,000.00	892.40	8.47	1,000.00	1,016.05	9.02	1.79

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio
PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class	$1,000.00	$863.40	$3.03	$1,000.00	$1,021.75	$3.29	0.65%
Class P	1,000.00	863.50	3.49	1,000.00	1,021.25	3.79	0.75
Administrative Class	1,000.00	862.40	4.19	1,000.00	1,020.50	4.55	0.90
Class D	1,000.00	862.60	4.89	1,000.00	1,019.75	5.30	1.05
Class A	1,000.00	862.30	4.89	1,000.00	1,019.75	5.30	1.05
Class C	1,000.00	858.60	8.36	1,000.00	1,016.00	9.07	1.80
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$854.80	$3.52	$1,000.00	$1,021.20	$3.84	0.76%
Class P	1,000.00	853.60	3.99	1,000.00	1,020.70	4.34	0.86
Class D	1,000.00	851.20	5.37	1,000.00	1,019.20	5.86	1.16
Class A	1,000.00	852.60	5.37	1,000.00	1,019.20	5.86	1.16
Class C	1,000.00	848.60	8.83	1,000.00	1,015.45	9.62	1.91
PIMCO StocksPLUS® Long Duration Fund
Institutional Class	$1,000.00	$876.30	$2.91	$1,000.00	$1,021.90	$3.13	0.62%
PIMCO StocksPLUS® Short Fund
Institutional Class	$1,000.00	$1,017.40	$3.28	$1,000.00	$1,021.75	$3.29	0.65%
Class P	1,000.00	1,017.30	3.78	1,000.00	1,021.25	3.79	0.75
Class D	1,000.00	1,012.70	5.28	1,000.00	1,019.75	5.30	1.05
Class A	1,000.00	1,012.00	5.28	1,000.00	1,019.75	5.30	1.05
Class C	1,000.00	1,012.80	9.06	1,000.00	1,016.00	9.07	1.80
PIMCO StocksPLUS® Small Fund
Institutional Class	$1,000.00	$853.30	$3.24	$1,000.00	$1,021.50	$3.54	0.70%
Class P	1,000.00	851.90	3.70	1,000.00	1,021.00	4.04	0.80
Administrative Class	1,000.00	851.20	4.40	1,000.00	1,020.25	4.80	0.95
Class D	1,000.00	850.70	5.09	1,000.00	1,019.50	5.55	1.10
Class A	1,000.00	851.50	5.09	1,000.00	1,019.50	5.55	1.10
Class C	1,000.00	847.30	8.54	1,000.00	1,015.75	9.32	1.85

* Expenses Paid During Period are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

14	PIMCO STOCKSPLUS® FUNDS

Benchmark Descriptions

Index	Description

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

S&P 500 Index + Barclays Long-Term Government/Credit Index — 3 Month LIBOR	S&P 500 Index + Barclays Long-Term Government/Credit Index — 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO StocksPLUS® Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.56	$0.05	$(0.78)	$(0.73)	$(0.13)	$0.00	$(0.13)
03/31/2015	9.98	0.06	1.22	1.28	(0.02)	(1.68)	(1.70)
03/31/2014	9.20	0.09	1.90	1.99	(0.48)	(0.73)	(1.21)
03/31/2013	8.67	0.11	1.33	1.44	(0.32)	(0.59)	(0.91)
03/31/2012	8.93	0.08	0.56	0.64	(0.41)	(0.49)	(0.90)
03/31/2011	8.27	0.12	1.30	1.42	(0.76)	0.00	(0.76)
Class P
04/01/2015 - 09/30/2015+	9.54	0.05	(0.78)	(0.73)	(0.13)	0.00	(0.13)
03/31/2015	9.97	0.06	1.21	1.27	(0.02)	(1.68)	(1.70)
03/31/2014	9.20	0.08	1.89	1.97	(0.47)	(0.73)	(1.20)
03/31/2013	8.68	0.10	1.33	1.43	(0.32)	(0.59)	(0.91)
03/31/2012	8.95	0.07	0.55	0.62	(0.40)	(0.49)	(0.89)
03/31/2011	8.28	0.12	1.29	1.41	(0.74)	0.00	(0.74)
Administrative Class
04/01/2015 - 09/30/2015+	9.05	0.04	(0.74)	(0.70)	(0.12)	0.00	(0.12)
03/31/2015	9.54	0.03	1.17	1.20	(0.01)	(1.68)	(1.69)
03/31/2014	8.85	0.06	1.81	1.87	(0.45)	(0.73)	(1.18)
03/31/2013	8.38	0.11	1.29	1.40	(0.34)	(0.59)	(0.93)
03/31/2012	8.67	0.06	0.54	0.60	(0.40)	(0.49)	(0.89)
03/31/2011	8.05	0.10	1.26	1.36	(0.74)	0.00	(0.74)
Class D
04/01/2015 - 09/30/2015+	8.94	0.03	(0.74)	(0.71)	(0.11)	0.00	(0.11)
03/31/2015	9.45	0.02	1.15	1.17	(0.00)^	(1.68)	(1.68)
03/31/2014	8.77	0.05	1.80	1.85	(0.44)	(0.73)	(1.17)
03/31/2013	8.28	0.07	1.26	1.33	(0.25)	(0.59)	(0.84)
03/31/2012	8.57	0.05	0.53	0.58	(0.38)	(0.49)	(0.87)
03/31/2011	7.97	0.08	1.25	1.33	(0.73)	0.00	(0.73)
Class A
04/01/2015 - 09/30/2015+	8.98	0.03	(0.74)	(0.71)	(0.11)	0.00	(0.11)
03/31/2015	9.49	0.02	1.15	1.17	(0.00)^	(1.68)	(1.68)
03/31/2014	8.81	0.05	1.80	1.85	(0.44)	(0.73)	(1.17)
03/31/2013	8.31	0.07	1.28	1.35	(0.26)	(0.59)	(0.85)
03/31/2012	8.61	0.05	0.52	0.57	(0.38)	(0.49)	(0.87)
03/31/2011	8.00	0.08	1.26	1.34	(0.73)	0.00	(0.73)
Class C
04/01/2015 - 09/30/2015+	8.61	0.01	(0.71)	(0.70)	(0.10)	0.00	(0.10)
03/31/2015	9.20	(0.03)	1.12	1.09	(0.00)^	(1.68)	(1.68)
03/31/2014	8.58	0.00	1.76	1.76	(0.41)	(0.73)	(1.14)
03/31/2013	8.07	0.03	1.24	1.27	(0.17)	(0.59)	(0.76)
03/31/2012	8.39	0.01	0.51	0.52	(0.35)	(0.49)	(0.84)
03/31/2011	7.81	0.04	1.23	1.27	(0.69)	0.00	(0.69)
Class R
04/01/2015 - 09/30/2015+	9.22	0.02	(0.77)	(0.75)	(0.10)	0.00	(0.10)
03/31/2015	9.71	(0.01)	1.20	1.19	(0.00)^	(1.68)	(1.68)
03/31/2014	8.99	0.02	1.85	1.87	(0.42)	(0.73)	(1.15)
03/31/2013	8.49	0.05	1.29	1.34	(0.25)	(0.59)	(0.84)
03/31/2012	8.76	0.03	0.56	0.59	(0.37)	(0.49)	(0.86)
03/31/2011	8.13	0.07	1.27	1.34	(0.71)	0.00	(0.71)

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.72	$0.07	$(1.07)	$(1.00)	$(0.05)	$0.00	$(0.05)
03/31/2015	10.38	0.09	1.24	1.33	(0.35)	(1.64)	(1.99)
03/31/2014	9.92	0.12	1.79	1.91	(0.24)	(1.21)	(1.45)
03/31/2013	8.76	0.15	1.62	1.77	(0.60)	(0.01)	(0.61)
03/31/2012	8.23	0.15	0.77	0.92	(0.39)	0.00	(0.39)
03/31/2011	7.14	0.17	1.42	1.59	(0.50)	0.00	(0.50)

Please see footnotes on page 24.

16	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$8.70	(7.73)%	$484,033	0.51	%*	0.51	%*	0.50	%*	0.50	%*	1.07	%*	296%
9.56	13.37	582,691	0.50		0.50		0.50		0.50		0.56		169
9.98	22.60	753,805	0.51		0.51		0.50		0.50		0.92		169
9.20	17.72	857,270	0.50		0.50		0.50		0.50		1.24		321
8.67	8.52	1,313,949	0.50		0.50		0.50		0.50		0.95		404
8.93	18.59	1,193,012	0.50		0.50		0.50		0.50		1.49		225

8.68	(7.78)	18,248	0.61	*	0.61	*	0.60	*	0.60	*	1.01	*	296
9.54	13.24	22,961	0.60		0.60		0.60		0.60		0.60		169
9.97	22.42	21,165	0.61		0.61		0.60		0.60		0.82		169
9.20	17.58	13,058	0.60		0.60		0.60		0.60		1.16		321
8.68	8.25	1,149	0.60		0.60		0.60		0.60		0.89		404
8.95	18.53	995	0.60		0.60		0.60		0.60		1.36		225

8.23	(7.83)	4,826	0.76	*	0.76	*	0.75	*	0.75	*	0.81	*	296
9.05	13.13	6,631	0.75		0.75		0.75		0.75		0.32		169
9.54	22.20	5,873	0.76		0.76		0.75		0.75		0.67		169
8.85	17.97	5,063	0.75		0.75		0.75		0.75		1.28		321
8.38	8.17	3,378	0.75		0.75		0.75		0.75		0.73		404
8.67	18.30	3,355	0.75		0.75		0.75		0.75		1.23		225

8.12	(7.98)	29,391	0.91	*	0.91	*	0.90	*	0.90	*	0.67	*	296
8.94	12.98	34,278	0.90		0.90		0.90		0.90		0.18		169
9.45	22.09	23,073	0.91		0.91		0.90		0.90		0.54		169
8.77	17.27	22,003	0.90		0.90		0.90		0.90		0.86		321
8.28	8.07	6,953	0.90		0.90		0.90		0.90		0.57		404
8.57	18.11	11,501	0.90		0.90		0.90		0.90		1.02		225

8.16	(7.94)	201,829	0.91	*	0.91	*	0.90	*	0.90	*	0.68	*	296
8.98	12.89	237,176	0.90		0.90		0.90		0.90		0.16		169
9.49	22.06	212,884	0.91		0.91		0.90		0.90		0.51		169
8.81	17.37	110,928	0.90		0.90		0.90		0.90		0.85		321
8.31	7.96	82,266	0.90		0.90		0.90		0.90		0.59		404
8.61	18.13	83,042	0.90		0.90		0.90		0.90		1.07		225

7.81	(8.24)	136,027	1.41	*	1.41	*	1.40	*	1.40	*	0.18	*	296
8.61	12.36	147,403	1.40		1.40		1.40		1.40		(0.34)		169
9.20	21.50	125,863	1.41		1.41		1.40		1.40		(0.01)		169
8.58	16.77	59,874	1.40		1.40		1.40		1.40		0.35		321
8.07	7.44	49,695	1.40		1.40		1.40		1.40		0.08		404
8.39	17.65	52,092	1.40		1.40		1.40		1.40		0.58		225

8.37	(8.15)	14,210	1.16	*	1.16	*	1.15	*	1.15	*	0.43	*	296
9.22	12.77	14,200	1.15		1.15		1.15		1.15		(0.07)		169
9.71	21.77	8,497	1.16		1.16		1.15		1.15		0.26		169
8.99	16.91	6,923	1.15		1.15		1.15		1.15		0.61		321
8.49	7.96	2,313	1.15		1.15		1.15		1.15		0.34		404
8.76	17.79	2,332	1.15		1.15		1.15		1.15		0.83		225

$8.67	(10.29)%	$521,842	0.64	%*	0.64	%*	0.64	%*	0.64	%*	1.54	%*	289%
9.72	13.29	461,818	0.64		0.64		0.64		0.64		0.88		437
10.38	20.09	217,927	0.64		0.64		0.64		0.64		1.15		392
9.92	21.14	327,485	0.64		0.64		0.64		0.64		1.67		419
8.76	11.68	167,147	0.64		0.64		0.64		0.64		1.98		601
8.23	23.03	181,890	0.64		0.64		0.64		0.64		2.31		476

Please see footnotes on page 24.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO StocksPLUS® Absolute Return Fund (Cont.)
Class P
04/01/2015 - 09/30/2015+	$9.64	$0.07	$(1.06)	$(0.99)	$(0.05)	$0.00	$(0.05)
03/31/2015	10.31	0.09	1.23	1.32	(0.35)	(1.64)	(1.99)
03/31/2014	9.87	0.10	1.79	1.89	(0.24)	(1.21)	(1.45)
03/31/2013	8.73	0.14	1.61	1.75	(0.60)	(0.01)	(0.61)
03/31/2012	8.21	0.16	0.74	0.90	(0.38)	0.00	(0.38)
03/31/2011	7.13	0.16	1.42	1.58	(0.50)	0.00	(0.50)
Class D
04/01/2015 - 09/30/2015+	9.49	0.05	(1.04)	(0.99)	(0.04)	0.00	(0.04)
03/31/2015	10.19	0.06	1.21	1.27	(0.33)	(1.64)	(1.97)
03/31/2014	9.77	0.08	1.76	1.84	(0.21)	(1.21)	(1.42)
03/31/2013	8.66	0.11	1.58	1.69	(0.57)	(0.01)	(0.58)
03/31/2012	8.14	0.13	0.75	0.88	(0.36)	0.00	(0.36)
03/31/2011	7.08	0.13	1.41	1.54	(0.48)	0.00	(0.48)
Class A
04/01/2015 - 09/30/2015+	9.62	0.05	(1.05)	(1.00)	(0.04)	0.00	(0.04)
03/31/2015	10.31	0.06	1.22	1.28	(0.33)	(1.64)	(1.97)
03/31/2014	9.88	0.07	1.79	1.86	(0.22)	(1.21)	(1.43)
03/31/2013	8.72	0.12	1.61	1.73	(0.56)	(0.01)	(0.57)
03/31/2012	8.21	0.13	0.74	0.87	(0.36)	0.00	(0.36)
03/31/2011	7.13	0.14	1.42	1.56	(0.48)	0.00	(0.48)
Class C
04/01/2015 - 09/30/2015+	9.03	0.02	(0.99)	(0.97)	(0.01)	0.00	(0.01)
03/31/2015	9.83	(0.02)	1.17	1.15	(0.31)	(1.64)	(1.95)
03/31/2014	9.51	(0.01)	1.72	1.71	(0.18)	(1.21)	(1.39)
03/31/2013	8.42	0.05	1.54	1.59	(0.49)	(0.01)	(0.50)
03/31/2012	7.94	0.07	0.72	0.79	(0.31)	0.00	(0.31)
03/31/2011	6.93	0.08	1.37	1.45	(0.44)	0.00	(0.44)

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class
04/01/2015 - 09/30/2015+	$6.50	$0.05	$(0.91)	$(0.86)	$(0.24)	$0.00	$(0.24)
03/31/2015	6.91	0.07	(0.09)	(0.02)	(0.36)	(0.03)	(0.39)
03/31/2014	6.77	0.08	0.98	1.06	(0.76)	(0.16)	(0.92)
03/31/2013	6.17	0.10	1.05	1.15	(0.49)	(0.06)	(0.55)
03/31/2012	6.64	0.11	(0.33)	(0.22)	(0.25)	0.00	(0.25)
03/31/2011	6.40	0.12	0.84	0.96	(0.65)	(0.07)	(0.72)
Class P
04/01/2015 - 09/30/2015+	6.52	0.05	(0.91)	(0.86)	(0.24)	0.00	(0.24)
03/31/2015	6.93	0.06	(0.09)	(0.03)	(0.35)	(0.03)	(0.38)
03/31/2014	6.79	0.07	0.97	1.04	(0.74)	(0.16)	(0.90)
03/31/2013	6.19	0.10	1.06	1.16	(0.50)	(0.06)	(0.56)
03/31/2012	6.67	0.11	(0.35)	(0.24)	(0.24)	0.00	(0.24)
03/31/2011	6.40	0.11	0.86	0.97	(0.63)	(0.07)	(0.70)
Administrative Class
04/01/2015 - 09/30/2015+	6.42	0.04	(0.90)	(0.86)	(0.23)	0.00	(0.23)
03/31/2015	6.83	0.05	(0.09)	(0.04)	(0.34)	(0.03)	(0.37)
03/31/2014	6.71	0.06	0.97	1.03	(0.75)	(0.16)	(0.91)
03/31/2013	6.13	0.08	1.09	1.17	(0.53)	(0.06)	(0.59)
03/31/2012	6.61	0.10	(0.34)	(0.24)	(0.24)	0.00	(0.24)
03/31/2011	6.37	0.10	0.85	0.95	(0.64)	(0.07)	(0.71)
Class D
04/01/2015 - 09/30/2015+	6.40	0.04	(0.90)	(0.86)	(0.22)	0.00	(0.22)
03/31/2015	6.81	0.04	(0.09)	(0.05)	(0.33)	(0.03)	(0.36)
03/31/2014	6.70	0.05	0.96	1.01	(0.74)	(0.16)	(0.90)
03/31/2013	6.10	0.07	1.04	1.11	(0.45)	(0.06)	(0.51)
03/31/2012	6.57	0.09	(0.33)	(0.24)	(0.23)	0.00	(0.23)
03/31/2011	6.32	0.09	0.85	0.94	(0.62)	(0.07)	(0.69)

Please see footnotes on page 24.

18	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$8.60	(10.31)%	$121,737	0.74	%*	0.74	%*	0.74	%*	0.74	%*	1.43	%*	289%
9.64	13.24	144,519	0.74		0.74		0.74		0.74		0.83		437
10.31	19.92	98,564	0.74		0.74		0.74		0.74		1.01		392
9.87	21.00	67,376	0.74		0.74		0.74		0.74		1.52		419
8.73	11.57	5,013	0.74		0.74		0.74		0.74		2.04		601
8.21	22.86	2,186	0.74		0.74		0.74		0.74		2.07		476

8.46	(10.50)	238,276	1.04	*	1.04	*	1.04	*	1.04	*	1.13	*	289
9.49	12.94	303,100	1.04		1.04		1.04		1.04		0.55		437
10.19	19.64	320,575	1.04		1.04		1.04		1.04		0.73		392
9.77	20.40	357,116	1.04		1.04		1.04		1.04		1.27		419
8.66	11.25	115,818	1.04		1.04		1.04		1.04		1.67		601
8.14	22.52	111,590	1.04		1.04		1.04		1.04		1.72		476

8.58	(10.46)	301,914	1.04	*	1.04	*	1.04	*	1.04	*	1.13	*	289
9.62	12.88	347,255	1.04		1.04		1.04		1.04		0.55		437
10.31	19.58	351,418	1.04		1.04		1.04		1.04		0.71		392
9.88	20.72	207,083	1.04		1.04		1.04		1.04		1.27		419
8.72	11.07	76,257	1.04		1.04		1.04		1.04		1.68		601
8.21	22.59	75,423	1.04		1.04		1.04		1.04		1.88		476

8.05	(10.76)	195,661	1.79	*	1.79	*	1.79	*	1.79	*	0.38	*	289
9.03	12.12	224,169	1.79		1.79		1.79		1.79		(0.21)		437
9.83	18.70	189,201	1.79		1.79		1.79		1.79		(0.06)		392
9.51	19.71	74,798	1.79		1.79		1.79		1.79		0.52		419
8.42	10.36	24,647	1.79		1.79		1.79		1.79		0.94		601
7.94	21.59	19,000	1.79		1.79		1.79		1.79		1.13		476

$5.40	(13.66)%	$984,374	0.65	%*	0.65	%*	0.64	%*	0.64	%*	1.67	%*	314%
6.50	(0.27)	1,057,333	0.64		0.64		0.64		0.64		1.01		449
6.91	16.21	1,291,476	0.64		0.64		0.64		0.64		1.08		395
6.77	19.02	1,112,067	0.65		0.65		0.64		0.64		1.59		574
6.17	(2.95)	909,672	0.64		0.64		0.64		0.64		1.83		778
6.64	15.90	395,385	0.65		0.65		0.64		0.64		1.78		427

5.42	(13.65)	26,622	0.75	*	0.75	*	0.74	*	0.74	*	1.56	*	314
6.52	(0.39)	10,654	0.74		0.74		0.74		0.74		0.90		449
6.93	15.90	9,763	0.74		0.74		0.74		0.74		0.93		395
6.79	19.13	13,272	0.75		0.75		0.74		0.74		1.47		574
6.19	(3.17)	2,906	0.74		0.74		0.74		0.74		1.73		778
6.67	16.04	113	0.75		0.75		0.74		0.74		1.80		427

5.33	(13.76)	3,538	0.90	*	0.90	*	0.89	*	0.89	*	1.42	*	314
6.42	(0.48)	3,791	0.89		0.89		0.89		0.89		0.72		449
6.83	15.84	2,555	0.89		0.89		0.89		0.89		0.82		395
6.71	19.64	1,349	0.90		0.90		0.89		0.89		1.21		574
6.13	(3.32)	11	0.89		0.89		0.89		0.89		1.58		778
6.61	15.75	11	0.90		0.90		0.89		0.89		1.60		427

5.32	(13.74)	25,890	1.05	*	1.05	*	1.04	*	1.04	*	1.26	*	314
6.40	(0.64)	35,325	1.04		1.04		1.04		1.04		0.61		449
6.81	15.54	31,920	1.04		1.04		1.04		1.04		0.68		395
6.70	18.66	25,444	1.05		1.05		1.04		1.04		1.17		574
6.10	(3.25)	18,507	1.04		1.04		1.04		1.04		1.49		778
6.57	15.58	3,294	1.05		1.05		1.04		1.04		1.40		427

Please see footnotes on page 24.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)
Class A
04/01/2015 - 09/30/2015+	$6.37	$0.04	$(0.89)	$(0.85)	$(0.23)	$0.00	$(0.23)
03/31/2015	6.78	0.04	(0.09)	(0.05)	(0.33)	(0.03)	(0.36)
03/31/2014	6.68	0.04	0.96	1.00	(0.74)	(0.16)	(0.90)
03/31/2013	6.08	0.07	1.04	1.11	(0.45)	(0.06)	(0.51)
03/31/2012	6.56	0.09	(0.34)	(0.25)	(0.23)	0.00	(0.23)
03/31/2011	6.33	0.09	0.84	0.93	(0.63)	(0.07)	(0.70)
Class C
04/01/2015 - 09/30/2015+	6.18	0.02	(0.87)	(0.85)	(0.21)	0.00	(0.21)
03/31/2015	6.59	(0.01)	(0.08)	(0.09)	(0.29)	(0.03)	(0.32)
03/31/2014	6.53	(0.01)	0.94	0.93	(0.71)	(0.16)	(0.87)
03/31/2013	5.93	0.03	1.00	1.03	(0.37)	(0.06)	(0.43)
03/31/2012	6.42	0.04	(0.33)	(0.29)	(0.20)	0.00	(0.20)
03/31/2011	6.22	0.04	0.83	0.87	(0.60)	(0.07)	(0.67)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2015 - 09/30/2015+	$8.24	$0.05	$(1.22)	$(1.17)	$(0.30)	$0.00	$(0.30)
03/31/2015	8.01	0.14	1.13	1.27	(1.04)	0.00	(1.04)
03/31/2014	7.51	0.05	0.89	0.94	(0.42)	(0.02)	(0.44)
03/31/2013	6.76	0.08	1.44	1.52	(0.66)	(0.11)	(0.77)
03/31/2012	7.41	0.17	(0.31)	(0.14)	(0.41)	(0.10)	(0.51)
03/31/2011	9.32	0.27	0.45	0.72	(2.63)	0.00	(2.63)
Class P
04/01/2015 - 09/30/2015+	8.19	0.05	(1.22)	(1.17)	(0.30)	0.00	(0.30)
03/31/2015	7.96	0.10	1.16	1.26	(1.03)	0.00	(1.03)
03/31/2014	7.47	0.05	0.88	0.93	(0.42)	(0.02)	(0.44)
03/31/2013	6.75	0.02	1.49	1.51	(0.68)	(0.11)	(0.79)
03/09/2012 - 03/31/2012	6.88	0.01	(0.03)	(0.02)	(0.11)	0.00	(0.11)
Class D
04/01/2015 - 09/30/2015+	7.93	0.04	(1.19)	(1.15)	(0.29)	0.00	(0.29)
03/31/2015	7.74	0.10	1.10	1.20	(1.01)	0.00	(1.01)
03/31/2014	7.28	0.02	0.85	0.87	(0.39)	(0.02)	(0.41)
03/31/2013	6.58	0.02	1.44	1.46	(0.65)	(0.11)	(0.76)
03/31/2012	7.24	0.15	(0.31)	(0.16)	(0.40)	(0.10)	(0.50)
03/31/2011	9.16	0.24	0.43	0.67	(2.59)	0.00	(2.59)
Class A
04/01/2015 - 09/30/2015+	7.92	0.04	(1.18)	(1.14)	(0.29)	0.00	(0.29)
03/31/2015	7.73	0.11	1.09	1.20	(1.01)	0.00	(1.01)
03/31/2014	7.28	0.03	0.84	0.87	(0.40)	(0.02)	(0.42)
03/31/2013	6.57	0.04	1.42	1.46	(0.64)	(0.11)	(0.75)
03/31/2012	7.23	0.15	(0.31)	(0.16)	(0.40)	(0.10)	(0.50)
03/31/2011	9.17	0.24	0.42	0.66	(2.60)	0.00	(2.60)
Class C
04/01/2015 - 09/30/2015+	7.43	0.01	(1.11)	(1.10)	(0.27)	0.00	(0.27)
03/31/2015	7.32	0.05	1.03	1.08	(0.97)	0.00	(0.97)
03/31/2014	6.92	(0.03)	0.81	0.78	(0.36)	(0.02)	(0.38)
03/31/2013	6.26	(0.00)^	1.33	1.33	(0.56)	(0.11)	(0.67)
03/31/2012	6.95	0.10	(0.31)	(0.21)	(0.38)	(0.10)	(0.48)
03/31/2011	8.91	0.17	0.42	0.59	(2.55)	0.00	(2.55)

Please see footnotes on page 24.

20	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$5.29	(13.77)%	$24,565	1.05	%*	1.05	%*	1.04	%*	1.04	%*	1.27	%*	314%
6.37	(0.68)	22,836	1.04		1.04		1.04		1.04		0.63		449
6.78	15.53	30,278	1.04		1.04		1.04		1.04		0.65		395
6.68	18.69	13,652	1.05		1.05		1.04		1.04		1.17		574
6.08	(3.45)	5,718	1.04		1.04		1.04		1.04		1.43		778
6.56	15.49	5,090	1.05		1.05		1.04		1.04		1.53		427

5.12	(14.14)	8,622	1.80	*	1.80	*	1.79	*	1.79	*	0.52	*	314
6.18	(1.40)	7,958	1.79		1.79		1.79		1.79		(0.13)		449
6.59	14.68	9,414	1.79		1.79		1.79		1.79		(0.09)		395
6.53	17.78	4,276	1.80		1.80		1.79		1.79		0.45		574
5.93	(4.18)	2,105	1.79		1.79		1.79		1.79		0.71		778
6.42	14.70	1,039	1.80		1.80		1.79		1.79		0.72		427

$6.77	(14.52)%	$680,077	0.76	%*	0.76	%*	0.75	%*	0.75	%*	1.37	%*	304%
8.24	16.90	518,997	0.75		0.75		0.75		0.75		1.73		814
8.01	12.97	292,684	0.76		0.76		0.75		0.75		0.66		733
7.51	24.04	279,791	0.76		0.76		0.75		0.75		1.18		510
6.76	(1.62)	111,595	0.76		0.76		0.75		0.75		2.63		896
7.41	8.75	125,963	0.76		0.76		0.75		0.75		3.10		1,051

6.72	(14.64)	419,153	0.86	*	0.86	*	0.85	*	0.85	*	1.28	*	304
8.19	16.97	250,350	0.85		0.85		0.85		0.85		1.28		814
7.96	12.86	36,840	0.86		0.86		0.85		0.85		0.67		733
7.47	23.94	7,591	0.86		0.86		0.85		0.85		0.33		510
6.75	(0.23)	10	0.86	*	0.86	*	0.85	*	0.85	*	2.39	*	896

6.49	(14.88)	401,021	1.16	*	1.16	*	1.15	*	1.15	*	0.95	*	304
7.93	16.65	390,605	1.15		1.15		1.15		1.15		1.33		814
7.74	12.38	152,212	1.16		1.16		1.15		1.15		0.23		733
7.28	23.65	193,252	1.16		1.16		1.15		1.15		0.28		510
6.58	(1.97)	14,524	1.16		1.16		1.15		1.15		2.28		896
7.24	8.31	34,149	1.16		1.16		1.15		1.15		2.79		1,051

6.49	(14.74)	456,225	1.16	*	1.16	*	1.15	*	1.15	*	0.97	*	304
7.92	16.63	338,576	1.15		1.15		1.15		1.15		1.37		814
7.73	12.36	167,561	1.16		1.16		1.15		1.15		0.35		733
7.28	23.67	63,609	1.16		1.16		1.15		1.15		0.56		510
6.57	(1.95)	12,271	1.16		1.16		1.15		1.15		2.29		896
7.23	8.23	24,117	1.16		1.16		1.15		1.15		2.84		1,051

6.06	(15.14)	210,666	1.91	*	1.91	*	1.90	*	1.90	*	0.23	*	304
7.43	15.75	130,680	1.90		1.90		1.90		1.90		0.64		814
7.32	11.71	69,838	1.91		1.91		1.90		1.90		(0.37)		733
6.92	22.61	18,589	1.91		1.91		1.90		1.90		(0.07)		510
6.26	(2.80)	5,042	1.91		1.91		1.90		1.90		1.53		896
6.95	7.56	9,754	1.91		1.91		1.90		1.90		2.11		1,051

Please see footnotes on page 24.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO StocksPLUS® Long Duration Fund
Institutional Class
04/01/2015 - 09/30/2015+	$7.56	$0.14		$(1.07)	$(0.93)	$(0.05)	$0.00	$(0.05)
03/31/2015	7.24	0.27		1.73	2.00	(0.40)	(1.28)	(1.68)
03/31/2014	8.84	0.29		0.97	1.26	(0.61)	(2.25)	(2.86)
03/31/2013	8.14	0.28		1.68	1.96	(0.41)	(0.85)	(1.26)
03/31/2012	7.01	0.29		1.49	1.78	(0.19)	(0.46)	(0.65)
03/31/2011	8.17	0.34		1.48	1.82	(0.77)	(2.21)	(2.98)

PIMCO StocksPLUS® Short Fund
Institutional Class
04/01/2015 - 09/30/2015+~	$11.70	$0.14		$(0.05)	$0.09	$(0.19)	$0.00	$(0.19)
03/31/2015~	13.35	0.15		(1.65)	(1.50)	(0.15)	0.00	(0.15)
03/31/2014~	16.70	0.20		(3.25)	(3.05)	(0.30)	0.00	(0.30)
03/31/2013~	18.25	0.30		(1.55)	(1.25)	(0.30)	0.00	(0.30)
03/31/2012~	20.65	0.50		(2.30)	(1.80)	(0.60)	0.00	(0.60)
03/31/2011~	23.30	0.40		(2.75)	(2.35)	(0.30)	0.00	(0.30)
Class P
04/01/2015 - 09/30/2015+~	11.70	0.14		(0.05)	0.09	(0.19)	0.00	(0.19)
03/31/2015~	13.40	0.15		(1.70)	(1.55)	(0.15)	0.00	(0.15)
03/31/2014~	16.70	0.15		(3.15)	(3.00)	(0.30)	0.00	(0.30)
03/31/2013~	18.20	0.30		(1.55)	(1.25)	(0.25)	0.00	(0.25)
03/31/2012~	20.65	0.50		(2.35)	(1.85)	(0.60)	0.00	(0.60)
03/31/2011~	23.30	0.50		(2.85)	(2.35)	(0.30)	0.00	(0.30)
Class D
04/01/2015 - 09/30/2015+~	11.40	0.12		(0.08)	0.04	(0.18)	0.00	(0.18)
03/31/2015~	13.00	0.10		(1.60)	(1.50)	(0.10)	0.00	(0.10)
03/31/2014~	16.25	0.10		(3.10)	(3.00)	(0.25)	0.00	(0.25)
03/31/2013~	17.70	0.25		(1.55)	(1.30)	(0.15)	0.00	(0.15)
03/31/2012~	20.05	0.45		(2.25)	(1.80)	(0.55)	0.00	(0.55)
03/31/2011~	22.65	0.30		(2.65)	(2.35)	(0.25)	0.00	(0.25)
Class A
04/01/2015 - 09/30/2015+~	11.45	0.12		(0.09)	0.03	(0.18)	0.00	(0.18)
03/31/2015~	13.05	0.10		(1.60)	(1.50)	(0.10)	0.00	(0.10)
03/31/2014~	16.25	0.10		(3.05)	(2.95)	(0.25)	0.00	(0.25)
03/31/2013~	17.70	0.25		(1.55)	(1.30)	(0.15)	0.00	(0.15)
03/31/2012~	20.05	0.45		(2.25)	(1.80)	(0.55)	0.00	(0.55)
03/31/2011~	22.65	0.30		(2.65)	(2.35)	(0.25)	0.00	(0.25)
Class C
04/01/2015 - 09/30/2015+~	11.05	0.07		(0.02)	0.05	(0.16)	0.00	(0.16)
03/31/2015~	12.70	0.00	^	(1.60)	(1.60)	(0.05)	0.00	(0.05)
03/31/2014~	15.85	0.00	^	(3.00)	(3.00)	(0.15)	0.00	(0.15)
03/31/2013~	17.30	0.15		(1.55)	(1.40)	(0.05)	0.00	(0.05)
03/31/2012~	19.65	0.25		(2.15)	(1.90)	(0.45)	0.00	(0.45)
03/31/2011~	22.30	0.15		(2.65)	(2.50)	(0.15)	0.00	(0.15)

PIMCO StocksPLUS® Small Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.60	$0.08		$(1.48)	$(1.40)	$(0.08)	$0.00	$(0.08)
03/31/2015	9.85	0.08		0.82	0.90	(0.42)	(0.73)	(1.15)
03/31/2014	9.03	0.07		1.98	2.05	(0.58)	(0.65)	(1.23)
03/31/2013	7.77	0.13		1.76	1.89	(0.63)	0.00	(0.63)
03/31/2012	8.10	0.15		(0.10)	0.05	(0.38)	0.00	(0.38)
03/31/2011	6.97	0.14		2.21	2.35	(1.22)	0.00	(1.22)

Please see footnotes on page 24.

22	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$6.58	(12.37)%	$473,945	0.62	%*	0.62	%*	0.59	%*	0.59	%*	3.89	%*	17%
7.56	29.07	637,302	0.61		0.61		0.59		0.59		3.50		91
7.24	18.06	559,898	0.59		0.59		0.59		0.59		3.47		73
8.84	25.55	886,610	0.60		0.60		0.59		0.59		3.19		52
8.14	26.51	524,448	0.59		0.59		0.59		0.59		3.93		276
7.01	25.78	491,002	0.60		0.60		0.59		0.59		4.24		339

$11.60	1.74%	$2,551,671	0.65	%*	0.65	%*	0.64	%*	0.64	%*	2.44	%*	266%
11.70	(11.23)	3,443,366	0.64		0.64		0.64		0.64		1.32		403
13.35	(18.36)	5,093,625	0.64		0.64		0.64		0.64		1.25		364
16.70	(7.05)	5,959,231	0.65		0.65		0.64		0.64		1.74		297
18.25	(8.92)	1,454,709	0.66		0.66		0.64		0.64		2.40		635
20.65	(10.22)	1,308,042	0.66	(c)	0.66	(c)	0.66	(c)	0.66	(c)	1.79		483

11.60	1.73	73,773	0.75	*	0.75	*	0.74	*	0.74	*	2.35	*	266
11.70	(11.64)	48,356	0.74		0.74		0.74		0.74		1.19		403
13.40	(18.16)	45,285	0.74		0.74		0.74		0.74		1.15		364
16.70	(7.08)	82,363	0.75		0.75		0.74		0.74		1.71		297
18.20	(9.17)	38,120	0.76		0.76		0.74		0.74		2.46		635
20.65	(10.22)	10,955	0.76	(c)	0.76	(c)	0.76	(c)	0.76	(c)	2.28		483

11.26	1.27	53,025	1.05	*	1.05	*	1.04	*	1.04	*	2.06	*	266
11.40	(11.51)	35,004	1.04		1.04		1.04		1.04		0.92		403
13.00	(18.59)	52,114	1.04		1.04		1.04		1.04		0.85		364
16.25	(7.46)	76,016	1.05		1.05		1.04		1.04		1.48		297
17.70	(9.26)	70,353	1.06		1.06		1.04		1.04		2.15		635
20.05	(10.50)	78,865	1.06	(c)	1.06	(c)	1.06	(c)	1.06	(c)	1.27		483

11.30	1.20	67,020	1.05	*	1.05	*	1.04	*	1.04	*	2.10	*	266
11.45	(11.54)	31,809	1.04		1.04		1.04		1.04		0.96		403
13.05	(18.33)	67,670	1.04		1.04		1.04		1.04		0.85		364
16.25	(7.55)	143,603	1.05		1.05		1.04		1.04		1.50		297
17.70	(9.27)	145,473	1.06		1.06		1.04		1.04		2.12		635
20.05	(10.49)	177,651	1.06	(c)	1.06	(c)	1.06	(c)	1.06	(c)	1.34		483

10.94	1.28	19,880	1.80	*	1.80	*	1.79	*	1.79	*	1.30	*	266
11.05	(12.57)	18,165	1.79		1.79		1.79		1.79		0.16		403
12.70	(18.96)	22,645	1.79		1.79		1.79		1.79		0.10		364
15.85	(8.07)	27,676	1.80		1.80		1.79		1.79		0.72		297
17.30	(9.94)	27,889	1.81		1.81		1.79		1.79		1.37		635
19.65	(11.30)	26,572	1.81	(c)	1.81	(c)	1.81	(c)	1.81	(c)	0.58		483

$8.12	(14.67)%	$282,513	0.70	%*	0.70	%*	0.69	%*	0.69	%*	1.63	%*	278%
9.60	9.93	288,036	0.70		0.70		0.69		0.69		0.86		434
9.85	23.47	292,658	0.69		0.69		0.69		0.69		0.70		428
9.03	25.60	316,979	0.69		0.69		0.69		0.69		1.63		566
7.77	1.17	171,799	0.69		0.69		0.69		0.69		2.10		666
8.10	35.77	201,665	0.71		0.71		0.69		0.69		1.94		571

Please see footnotes on page 24.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO StocksPLUS® Small Fund (Cont.)
Class P
04/01/2015 - 09/30/2015+	$9.54	$0.07	$(1.47)	$(1.40)	$(0.08)	$0.00	$(0.08)
03/31/2015	9.81	0.07	0.81	0.88	(0.42)	(0.73)	(1.15)
03/31/2014	8.99	0.06	1.98	2.04	(0.57)	(0.65)	(1.22)
03/31/2013	7.76	0.12	1.75	1.87	(0.64)	0.00	(0.64)
03/31/2012	8.09	0.17	(0.13)	0.04	(0.37)	0.00	(0.37)
03/31/2011	6.97	0.13	2.20	2.33	(1.21)	0.00	(1.21)
Administrative Class
04/01/2015 - 09/30/2015+	9.59	0.06	(1.48)	(1.42)	(0.07)	0.00	(0.07)
06/30/2014 - 03/31/2015	10.15	0.03	0.56	0.59	(0.42)	(0.73)	(1.15)
Class D
04/01/2015 - 09/30/2015+	9.40	0.06	(1.46)	(1.40)	(0.06)	0.00	(0.06)
03/31/2015	9.68	0.04	0.81	0.85	(0.40)	(0.73)	(1.13)
03/31/2014	8.90	0.03	1.95	1.98	(0.55)	(0.65)	(1.20)
03/31/2013	7.66	0.10	1.73	1.83	(0.59)	0.00	(0.59)
03/31/2012	7.98	0.14	(0.11)	0.03	(0.35)	0.00	(0.35)
03/31/2011	6.91	0.12	2.17	2.29	(1.22)	0.00	(1.22)
Class A
04/01/2015 - 09/30/2015+	9.45	0.06	(1.46)	(1.40)	(0.06)	0.00	(0.06)
03/31/2015	9.73	0.04	0.81	0.85	(0.40)	(0.73)	(1.13)
03/31/2014	8.94	0.03	1.97	2.00	(0.56)	(0.65)	(1.21)
03/31/2013	7.69	0.10	1.74	1.84	(0.59)	0.00	(0.59)
03/31/2012	8.03	0.14	(0.13)	0.01	(0.35)	0.00	(0.35)
03/31/2011	6.93	0.12	2.19	2.31	(1.21)	0.00	(1.21)
Class C
04/01/2015 - 09/30/2015+	8.89	0.02	(1.37)	(1.35)	(0.04)	0.00	(0.04)
03/31/2015	9.27	(0.03)	0.76	0.73	(0.38)	(0.73)	(1.11)
03/31/2014	8.59	(0.04)	1.88	1.84	(0.51)	(0.65)	(1.16)
03/31/2013	7.37	0.04	1.67	1.71	(0.49)	0.00	(0.49)
03/31/2012	7.72	0.08	(0.12)	(0.04)	(0.31)	0.00	(0.31)
03/31/2011	6.73	0.06	2.12	2.18	(1.19)	0.00	(1.19)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
~	A one for five reverse share split, effective August 7, 2015, has been retroactively applied. See Note 12 in the Notes to Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective October 1, 2010, the Fund’s advisory fee was decreased by 0.05% to an annual rate of 0.39%.

24	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$8.06	(14.81)%	$190,070	0.80	%*	0.80	%*	0.79	%*	0.79	%*	1.53	%*	278%
9.54	9.71	212,756	0.80		0.80		0.79		0.79		0.73		434
9.81	23.55	123,335	0.79		0.79		0.79		0.79		0.59		428
8.99	25.34	58,393	0.79		0.79		0.79		0.79		1.45		566
7.76	1.04	5,348	0.79		0.79		0.79		0.79		2.32		666
8.09	35.41	2,234	0.81		0.81		0.79		0.79		1.75		571

8.10	(14.88)	1,181	0.95	*	0.95	*	0.94	*	0.94	*	1.38	*	278
9.59	6.51	965	0.95	*	0.95	*	0.94	*	0.94	*	0.40	*	434

7.94	(14.93)	278,803	1.10	*	1.10	*	1.09	*	1.09	*	1.22	*	278
9.40	9.56	351,663	1.10		1.10		1.09		1.09		0.47		434
9.68	23.05	408,790	1.09		1.09		1.09		1.09		0.29		428
8.90	25.00	255,795	1.09		1.09		1.09		1.09		1.21		566
7.66	0.94	95,341	1.09		1.09		1.09		1.09		1.89		666
7.98	35.09	106,387	1.13		1.13		1.09		1.09		1.59		571

7.99	(14.85)	309,176	1.10	*	1.10	*	1.09	*	1.09	*	1.22	*	278
9.45	9.50	370,199	1.10		1.10		1.09		1.09		0.47		434
9.73	23.10	456,429	1.09		1.09		1.09		1.09		0.28		428
8.94	25.04	175,145	1.09		1.09		1.09		1.09		1.21		566
7.69	0.71	54,972	1.09		1.09		1.09		1.09		1.87		666
8.03	35.30	63,897	1.13		1.13		1.09		1.09		1.64		571

7.50	(15.27)	153,588	1.85	*	1.85	*	1.84	*	1.84	*	0.48	*	278
8.89	8.62	170,988	1.85		1.85		1.84		1.84		(0.29)		434
9.27	22.19	164,980	1.84		1.84		1.84		1.84		(0.46)		428
8.59	24.20	61,217	1.84		1.84		1.84		1.84		0.48		566
7.37	(0.07)	22,989	1.84		1.84		1.84		1.84		1.11		666
7.72	34.24	19,329	1.88		1.88		1.84		1.84		0.89		571

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Assets:
Investments, at value
Investments in securities*	$1,262,937	$1,485,012	$1,045,092	$2,204,123	$558,571	$3,055,879	$1,283,541
Investments in Affiliates	605	142,970	246,760	361,839	10,651	86,799	136,078
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,294	15,333	1,379	3,492	8,172	3,834	7,736
Over the counter	5,065	35,792	32,435	99,988	689	318,536	35,914
Cash	5	261	1	1	1	0	147
Deposits with counterparty	10,083	10,414	6,133	8,394	3,436	14,162	4,757
Foreign currency, at value	249	1,384	1,015	2,267	67	3,441	1,496
Receivable for investments sold~	321,682	398,699	363,347	711,005	1,129	1,021,412	336,679
Receivable for Fund shares sold	2,525	947	5,726	13,648	31	2,035	2,593
Interest receivable	4,333	6,101	5,104	9,659	5,122	13,771	5,327
Dividends receivable from Affiliates	0	78	103	185	4	14	69
Other assets	8	9	0	0	10	5	0
Total Assets	1,612,786	2,097,000	1,707,095	3,414,601	587,883	4,519,888	1,814,337

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$285,789	$53,403	$21,321	$11,127	$72,922	$95,859	$43,140
Payable for sale-buyback transactions	44,322	76,323	14,633	38,492	37,632	49,645	21,469
Payable for short sales	222,107	291,860	218,503	432,156	1,131	695,574	234,425
Financial Derivative Instruments
Exchange-traded or centrally cleared	760	493	416	597	222	2,580	485
Over the counter	56,115	87,120	137,790	321,919	1,343	84,084	136,911
Payable for Investments purchased~	106,718	190,580	194,493	338,867	0	498,564	140,468
Payable for investments in Affiliates purchased	0	78	103	185	4	14	69
Deposits from counterparty	1,559	14,542	45,275	92,892	440	304,789	14,862
Payable for Fund shares redeemed	6,286	2,023	343	9,256	11	21,837	6,073
Accrued investment advisory fees	190	464	353	850	138	924	464
Accrued supervisory and administrative fees	241	402	236	745	95	613	378
Accrued distribution fees	58	176	12	231	0	21	161
Accrued servicing fees	76	106	6	142	0	15	101
Other liabilities	1	0	0	0	0	0	0
Total Liabilities	724,222	717,570	633,484	1,247,459	113,938	1,754,519	599,006

Net Assets	$888,564	$1,379,430	$1,073,611	$2,167,142	$473,945	$2,765,369	$1,215,331

Net Assets Consist of:
Paid in capital	$1,051,555	$1,522,680	$1,248,417	$2,581,442	$459,570	$6,049,415	$1,436,349
Undistributed (overdistributed) net investment income	6,158	(6,505)	(12,536)	(21,908)	10,864	8,442	(9,351)
Accumulated undistributed net realized gain (loss)	(93,485)	(13,852)	(12,962)	(63,869)	1,097	(3,440,673)	(47,884)
Net unrealized appreciation (depreciation)	(75,664)	(122,893)	(149,308)	(328,523)	2,414	148,185	(163,783)
	$888,564	$1,379,430	$1,073,611	$2,167,142	$473,945	$2,765,369	$1,215,331

Cost of Investments in securities	$1,261,589	$1,505,857	$1,061,221	$2,247,665	$544,355	$3,086,592	$1,299,992
Cost of Investments in Affiliates	$605	$142,998	$246,820	$361,907	$10,652	$86,801	$136,103
Cost of Foreign Currency Held	$249	$1,390	$1,020	$2,279	$68	$3,458	$1,500
Proceeds Received on Short Sales	$220,566	$289,806	$217,224	$428,892	$1,129	$691,167	$232,968
Cost or Premiums of Financial Derivative Instruments, net	$(141)	$(2,864)	$(1,781)	$(1,092)	$(72)	$(10,105)	$(3,700)

* Includes repurchase agreements of:	$1,592	$138	$516	$661	$252	$954	$482

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

26	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Net Assets:
Institutional Class	$484,033	$521,842	$984,374	$680,077	$473,945	$2,551,671	$282,513
Class P	18,248	121,737	26,622	419,153	NA	73,773	190,070
Administrative Class	4,826	NA	3,538	NA	NA	NA	1,181
Class D	29,391	238,276	25,890	401,021	NA	53,025	278,803
Class A	201,829	301,914	24,565	456,225	NA	67,020	309,176
Class C	136,027	195,661	8,622	210,666	NA	19,880	153,588
Class R	14,210	NA	NA	NA	NA	NA	NA

Shares Issued and Outstanding:
Institutional Class	55,662	60,153	182,310	100,522	72,031	219,993	34,810
Class P	2,102	14,150	4,911	62,395	NA	6,362	23,569
Administrative Class	587	NA	664	NA	NA	NA	146
Class D	3,619	28,150	4,870	61,756	NA	4,707	35,126
Class A	24,725	35,176	4,643	70,348	NA	5,928	38,719
Class C	17,408	24,311	1,683	34,769	NA	1,818	20,467
Class R	1,697	NA	NA	NA	NA	NA	NA

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$8.70	$8.67	$5.40	$6.77	$6.58	$11.60	$8.12
Class P	8.68	8.60	5.42	6.72	NA	11.60	8.06
Administrative Class	8.23	NA	5.33	NA	NA	NA	8.10
Class D	8.12	8.46	5.32	6.49	NA	11.26	7.94
Class A	8.16	8.58	5.29	6.49	NA	11.30	7.99
Class C	7.81	8.05	5.12	6.06	NA	10.94	7.50
Class R	8.37	NA	NA	NA	NA	NA	NA

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Investment Income:
Interest	$7,555	$15,810	$13,198	$23,058	$12,436	$47,784	$15,294
Dividends	0	306	0	0	0	2,256	165
Dividends from Investments in Affiliates	483	1,022	808	1,977	69	398	807
Total Income	8,038	17,138	14,006	25,035	12,505	50,438	16,266

Expenses:
Investment advisory fees	1,268	3,065	2,356	5,297	971	6,371	3,081
Supervisory and administrative fees	1,601	2,680	1,577	4,650	665	4,191	2,520
Distribution and/or servicing fees - Administrative Class	7	0	5	0	0	0	1
Distribution and/or servicing fees - Class D	41	357	42	681	0	48	422
Distribution fees - Class C	370	837	35	762	0	67	651
Distribution fees - Class R	18	0	0	0	0	0	0
Servicing fees - Class A	291	436	31	581	0	62	457
Servicing fees - Class C	185	279	11	254	0	23	217
Servicing fees - Class R	18	0	0	0	0	0	0
Trustee fees	1	1	1	1	1	3	1
Interest expense	72	36	53	75	92	130	64
Total Expenses	3,872	7,691	4,111	12,301	1,729	10,895	7,414

Net Investment Income	4,166	9,447	9,895	12,734	10,776	39,543	8,852

Net Realized Gain (Loss):
Investments in securities	(1,083)	(27,047)	(26,165)	(16,382)	(332)	(107,275)	(33,407)
Investments in Affiliates	101	29	3	(63)	25	17	13
Exchange-traded or centrally cleared financial derivative instruments	(19,548)	(61,048)	(13,247)	(30,780)	(20,972)	(80,875)	(41,384)
Over the counter financial derivative instruments	36,013	49,619	28,570	(1,173)	(549)	(206,473)	94,186
Foreign currency	4,405	(230)	(87)	6,783	(34)	2,315	233

Net Realized Gain (Loss)	19,888	(38,677)	(10,926)	(41,615)	(21,862)	(392,291)	19,641

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	981	(4,578)	(2,229)	(38,786)	(46,229)	22,869	3,452
Investments in Affiliates	(54)	(89)	(88)	(139)	(11)	(22)	(65)
Exchange-traded or centrally cleared financial derivative instruments	(16,372)	(27,724)	(7,662)	(43,932)	(12,656)	12,794	(33,050)
Over the counter financial derivative instruments	(84,729)	(106,499)	(160,566)	(310,455)	(1,621)	360,938	(213,738)
Foreign currency assets and liabilities	(2,255)	51	(44)	(311)	(3)	210	46

Net Change in Unrealized Appreciation (Depreciation)	(102,429)	(138,839)	(170,589)	(393,623)	(60,520)	396,789	(243,355)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(78,375)	$(168,069)	$(171,620)	$(422,504)	$(71,606)	$44,041	$(214,862)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO StocksPLUS® Fund		PIMCO StocksPLUS® Absolute Return Fund		PIMCO StocksPLUS® International Fund (Unhedged)

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,166	$3,818	$9,447	$6,532	$9,895	$11,672
Net realized gain (loss)	19,888	111,913	(38,677)	132,651	(10,926)	33,220
Net change in unrealized appreciation (depreciation)	(102,429)	14,510	(138,839)	4,863	(170,589)	(45,108)

Net increase (decrease) in net assets resulting from operations	(78,375)	130,241	(168,069)	144,046	(171,620)	(216)

Distributions to Shareholders:
From net investment income
Institutional Class	(7,389)	(1,461)	(3,233)	(10,352)	(41,268)	(57,367)
Class P	(329)	(45)	(741)	(4,666)	(1,254)	(638)
Administrative Class	(69)	(6)	0	0	(143)	(136)
Class D	(417)	(12)	(1,078)	(10,696)	(1,113)	(1,803)
Class A	(2,963)	(77)	(1,336)	(11,579)	(891)	(1,455)
Class B	0	0 ^	0	(20)^	0	0
Class C	(1,665)	0	(212)	(6,988)	(335)	(400)
Class R	(171)	0	0	0	0	0
From net realized capital gains
Institutional Class	0	(93,090)	0	(34,365)	0	(5,368)
Class P	0	(6,414)	0	(19,543)	0	(66)
Administrative Class	0	(937)	0	0	0	(13)
Class D	0	(5,528)	0	(45,709)	0	(190)
Class A	0	(35,458)	0	(49,123)	0	(139)
Class B	0	(196)^	0	(98)^	0	0
Class C	0	(22,633)	0	(31,315)	0	(45)
Class R	0	(2,127)	0	0	0	0

Total Distributions(a)	(13,003)	(167,984)	(6,600)	(224,454)	(45,004)	(67,620)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(65,398)	(70,437)	73,238	381,629	152,338	(169,673)

Total Increase (Decrease) in Net Assets	(156,776)	(108,180)	(101,431)	301,221	(64,286)	(237,509)

Net Assets:
Beginning of period	1,045,340	1,153,520	1,480,861	1,179,640	1,137,897	1,375,406
End of period*	$888,564	$1,045,340	$1,379,430	$1,480,861	$1,073,611	$1,137,897

* Including undistributed (overdistributed) net investment income of:	$6,158	$14,995	$(6,505)	$(9,352)	$(12,536)	$22,573

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Statements of Changes in Net Assets (Cont.)

	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)		PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Short Fund		PIMCO StocksPLUS® Small Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$12,734	$11,351	$10,776	$22,747	$39,543	$60,093	$8,852	$6,706
Net realized gain (loss)	(41,615)	79,837	(21,862)	100,943	(392,291)	(951,865)	19,641	180,794
Net change in unrealized appreciation (depreciation)	(393,623)	50,448	(60,520)	33,589	396,789	341,150	(243,355)	(73,459)

Net increase (decrease) in net assets resulting from operations	(422,504)	141,636	(71,606)	157,279	44,041	(550,622)	(214,862)	114,041

Distributions to Shareholders:
From net investment income
Institutional Class	(28,799)	(35,270)	(3,501)	(33,401)	(73,775)	(49,620)	(2,727)	(11,885)
Class P	(17,247)	(9,082)	0	0	(1,600)	(611)	(1,844)	(7,903)
Administrative Class	0	0	0	0	0	0	(9)	(28)
Class D	(20,687)	(27,105)	0	0	(947)	(364)	(2,324)	(15,076)
Class A	(18,763)	(26,304)	0	0	(1,273)	(307)	(2,540)	(15,394)
Class B	0	(39)^	0	0	0	0	0	0
Class C	(8,508)	(10,700)	0	0	(414)	(90)	(759)	(6,714)
Class R	0	0	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	(86,792)	0	0	0	(18,922)
Class P	0	0	0	0	0	0	0	(12,897)
Administrative Class	0	0	0	0	0	0	0	(38)
Class D	0	0	0	0	0	0	0	(25,413)
Class A	0	0	0	0	0	0	0	(26,035)
Class B	0	0 ^	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	(11,915)
Class R	0	0	0	0	0	0	0	0

Total Distributions(a)	(94,004)	(108,500)	(3,501)	(120,193)	(78,009)	(50,992)	(10,203)	(152,220)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	1,054,442	876,333	(88,250)	40,318	(777,363)	(1,103,025)	45,789	(13,406)

Total Increase (Decrease) in Net Assets	537,934	909,469	(163,357)	77,404	(811,331)	(1,704,639)	(179,276)	(51,585)

Net Assets:
Beginning of period	1,629,208	719,739	637,302	559,898	3,576,700	5,281,339	1,394,607	1,446,192
End of period*	$2,167,142	$1,629,208	$473,945	$637,302	$2,765,369	$3,576,700	$1,215,331	$1,394,607

* Including undistributed (overdistributed) net investment income of:	$(21,908)	$59,362	$10,864	$3,589	$8,442	$46,908	$(9,351)	$(8,000)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

30	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)	PIMCO StocksPLUS® Long Duration Fund

Cash Flows Provided by Operating Activities:

Net (decrease) in net assets resulting from operations	$(71,606)

Adjustments to Reconcile Net (Decrease) in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of long-term securities	(98,994)
Proceeds from sales of long-term securities	122,303
Proceeds from sales of short-term portfolio investments, net	82,336
(Increase) in deposits with counterparty	(1,055)
Decrease in receivable for investments sold	7
Decrease in interest receivable	408
(Increase) in exchange-traded or centrally cleared financial derivative instruments	(45,979)
(Increase) in over the counter financial derivative instruments	(1,271)
(Decrease) in payable for investments purchased	(22)
(Decrease) in deposits from counterparty	(1,020)
(Decrease) in accrued investment advisory fees	(48)
(Decrease) in accrued supervisory and administrative fees	(32)
Payments on short sales transactions, net	(7)
Payments on currency transactions	(37)
Net Realized (Gain) Loss
Investments in securities	332
Investments in Affiliates	(25)
Net capital gain distributions received from Affiliate investments	0
Exchange-traded or centrally cleared financial derivative instruments	20,972
Over the counter financial derivative instruments	549
Foreign currency	34
Net Change in Unrealized Depreciation
Investments in securities	46,229
Investments in Affiliates	11
Exchange-traded or centrally cleared financial derivative instruments	12,656
Over the counter financial derivative instruments	1,621
Foreign currency assets and liabilities	3
Net amortization (accretion) on investments	(506)

Net Cash Provided by Operating Activities	66,859

Cash Flows (Used for) Financing Activities:
Proceeds from shares sold	21,412
Payments on shares redeemed	(112,274)
Cash dividend paid*	(42)
Proceeds from reverse repurchase agreements	191,746
Payments on reverse repurchase agreements	(123,190)
Proceeds from sale-buyback transactions	406,523
Payments on sale-buyback transactions	(451,326)

Net Cash (Used for) Financing Activities	(67,151)

Net (Decrease) in Cash and Foreign Currency	(292)

Cash and Foreign Currency:
Beginning of period	360
End of period	$68

* Reinvestment of distributions	$3,459

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$119

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Schedule of Investments PIMCO StocksPLUS® Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.1%

BANK LOAN OBLIGATIONS 1.8%
Chrysler Group LLC
3.500% due 05/24/2017		$5,232	$5,223
Community Health Systems, Inc.
3.575% due 12/31/2018		4,257	4,259
HCA, Inc.
2.944% due 03/31/2017		6,418	6,420

Total Bank Loan Obligations (Cost $15,910)			15,902

CORPORATE BONDS & NOTES 33.0%

BANKING & FINANCE 23.4%
Ally Financial, Inc.
3.600% due 05/21/2018		4,000	3,960
American Express Credit Corp.
0.907% due 07/31/2018		7,000	7,001
American Tower Corp.
4.500% due 01/15/2018		1,700	1,789
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	1,400	1,459
Bank of America Corp.
1.097% due 09/15/2026		$5,500	4,766
1.196% due 04/01/2019		6,300	6,310
2.650% due 04/01/2019		2,800	2,834
4.125% due 01/22/2024		1,400	1,467
6.100% due 03/17/2025 (d)		5,100	4,966
6.875% due 04/25/2018		600	671
Bank of America N.A.
0.637% due 06/15/2017		1,500	1,490
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (d)		2,900	2,860
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.882% due 03/05/2018		7,000	6,976
2.300% due 03/05/2020		4,300	4,281
Barclays Bank PLC
7.625% due 11/21/2022		7,000	7,857
7.750% due 04/10/2023		1,400	1,501
Barclays PLC
8.000% due 12/15/2020 (d)	EUR	1,000	1,184
BB&T Corp.
1.197% due 06/15/2018		$2,200	2,211
Bear Stearns Cos. LLC
0.723% due 11/21/2016		500	499
6.400% due 10/02/2017		7,800	8,507
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		2,000	2,015
BPCE S.A.
0.894% due 11/18/2016		1,600	1,602
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	6,600	7,470
Citigroup, Inc.
0.629% due 05/31/2017		600	667
0.820% due 05/01/2017		$1,200	1,197
1.255% due 07/25/2016		5,000	5,016
5.950% due 05/15/2025 (d)		1,400	1,321
Credit Agricole S.A.
1.302% due 06/10/2020		5,000	5,004
6.500% due 06/23/2021 (d)	EUR	300	334
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		$2,700	2,694
3.157% due 08/04/2020		1,300	1,300
3.984% due 06/15/2016		300	306
4.250% due 02/03/2017		1,800	1,861
General Motors Financial Co., Inc.
2.750% due 05/15/2016		2,600	2,616

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldman Sachs Group, Inc.
0.999% due 05/22/2017		$8,200	$8,199
1.314% due 10/23/2019		2,500	2,507
1.537% due 09/15/2020		3,000	3,004
5.950% due 01/18/2018		2,600	2,842
HSBC USA, Inc.
1.081% due 08/07/2018		2,700	2,697
2.350% due 03/05/2020		5,200	5,132
Hutchison Whampoa International Ltd.
2.000% due 11/08/2017		2,100	2,110
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		1,200	1,209
2.500% due 11/21/2017		2,900	2,930
Intesa Sanpaolo SpA
3.875% due 01/15/2019		700	726
JPMorgan Chase & Co.
0.952% due 02/26/2016		4,300	4,304
JPMorgan Chase Bank N.A.
0.666% due 06/13/2016		700	699
KBC Bank NV
8.000% due 01/25/2023		5,600	6,135
Lloyds Banking Group PLC
7.875% due 06/27/2029 (d)	GBP	600	937
Macquarie Bank Ltd.
1.414% due 07/29/2020		$1,800	1,808
Metropolitan Life Global Funding
0.819% due 07/15/2016		2,000	2,006
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		5,200	5,198
Morgan Stanley
0.769% due 10/15/2015		1,800	1,800
1.575% due 04/25/2018		1,800	1,826
5.950% due 12/28/2017		2,800	3,052
National Australia Bank Ltd.
0.607% due 06/30/2017		1,000	998
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	11,800	1,767
Rabobank Group
8.400% due 06/29/2017 (d)		$1,000	1,067
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		700	700
8.000% due 08/10/2025 (d)		200	202
State Street Corp.
1.224% due 08/18/2020		3,800	3,817
Sumitomo Mitsui Banking Corp.
1.034% due 07/23/2018		3,600	3,596
2.450% due 01/16/2020		3,550	3,573
UBS AG
1.026% due 03/26/2018		4,100	4,102
7.250% due 02/22/2022		300	313
UniCredit SpA
6.750% due 09/10/2021 (d)	EUR	600	632
8.000% due 06/03/2024 (d)		$1,800	1,722
Wachovia Corp.
0.607% due 06/15/2017		2,200	2,194
0.659% due 10/15/2016		2,700	2,696
Wells Fargo & Co.
0.629% due 06/02/2017		11,200	11,175
0.755% due 04/22/2019		4,000	3,987

			207,654

INDUSTRIALS 5.2%
AbbVie, Inc.
1.061% due 11/06/2015		8,975	8,978
1.800% due 05/14/2018		1,100	1,098

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Actavis Funding SCS
2.350% due 03/12/2018	$2,800	$2,813
Alibaba Group Holding Ltd.
1.625% due 11/28/2017	2,700	2,685
Becton Dickinson and Co.
0.787% due 06/15/2016	2,000	1,999
Chesapeake Energy Corp.
3.539% due 04/15/2019	1,100	784
CNPC General Capital Ltd.
1.450% due 04/16/2016	3,220	3,221
CVS Health Corp.
1.900% due 07/20/2018	1,200	1,209
Daimler Finance North America LLC
0.682% due 03/10/2017	5,200	5,160
1.250% due 01/11/2016	2,850	2,853
2.700% due 08/03/2020	900	887
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	1,600	1,622
DISH DBS Corp.
7.125% due 02/01/2016	200	202
General Mills, Inc.
0.594% due 01/29/2016	1,800	1,799
MGM Resorts International
7.625% due 01/15/2017	200	210
Mondelez International, Inc.
4.125% due 02/09/2016	1,896	1,917
PepsiCo, Inc.
0.542% due 02/26/2016	5,700	5,703
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016	3,100	3,211

		46,351

UTILITIES 4.4%
AT&T, Inc.
0.699% due 02/12/2016	7,200	7,194
1.257% due 06/30/2020	1,900	1,886
BellSouth Corp.
4.821% due 04/26/2021	2,400	2,449
Duke Energy Corp.
0.705% due 04/03/2017	4,000	3,990
Duke Energy Progress LLC
0.534% due 03/06/2017	6,100	6,081
Petrobras Global Finance BV
1.953% due 05/20/2016	700	661
2.694% due 03/17/2017	1,700	1,466
3.875% due 01/27/2016	400	394
5.875% due 03/01/2018	200	166
Verizon Communications, Inc.
1.867% due 09/15/2016	15,200	15,348

		39,635

Total Corporate Bonds & Notes (Cost $296,723)		293,640

U.S. GOVERNMENT AGENCIES 8.6%
Fannie Mae
0.314% due 03/25/2034	424	425
0.444% due 05/25/2037	370	370
0.544% due 03/25/2037 - 07/25/2037	433	434
0.554% due 03/25/2037	257	258
0.574% due 07/25/2037	371	374
0.594% due 09/25/2035	626	628
0.604% due 09/25/2035	1,100	1,108
0.639% due 02/25/2037	536	538
0.824% due 05/25/2040	1,223	1,239

32	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.894% due 10/25/2037	$1,547	$1,573
0.914% due 06/25/2037	506	515
0.924% due 06/25/2040	2,428	2,472
0.944% due 03/25/2038 - 01/25/2040	9,589	9,771
1.014% due 12/25/2039	558	565
1.094% due 07/25/2039	539	547
1.383% due 07/01/2044	85	87
2.054% due 11/01/2035	146	154
2.072% due 04/01/2035	674	710
2.243% due 12/01/2033	87	92
2.475% due 05/01/2022	1	1
3.000% due 10/25/2040	3,326	3,458
3.500% due 10/01/2045	200	209
4.000% due 10/01/2045	15,700	16,751
4.236% due 11/01/2028	14	15
4.320% due 12/01/2036	422	450
4.379% due 11/01/2027	12	13
4.409% due 04/01/2028	8	8
4.422% due 07/01/2028	8	9
4.525% due 11/01/2028	12	13
4.528% due 09/01/2034	280	300
4.538% due 02/01/2027	1	1
5.000% due 12/01/2023 - 04/25/2033	472	521
5.620% due 08/01/2029	8	9
6.000% due 06/01/2017	34	35
7.500% due 05/01/2016	1	1
8.000% due 03/01/2030 - 07/01/2031	21	21
Freddie Mac
0.507% due 02/15/2037	30	30
0.537% due 02/15/2037	75	75
0.547% due 02/15/2037	167	168
0.607% due 06/15/2018	24	24
0.757% due 07/15/2041	3,234	3,265
0.777% due 06/15/2041	3,226	3,265
0.807% due 10/15/2037	159	161
0.877% due 08/15/2037	1,647	1,672
0.907% due 08/15/2037	3,332	3,388
0.917% due 10/15/2037	676	686
0.927% due 05/15/2037 - 09/15/2037	3,809	3,886
0.957% due 08/15/2036	320	326
1.057% due 11/15/2039 - 12/15/2039	215	219
1.062% due 01/15/2038	910	929
1.383% due 02/25/2045	748	776
2.000% due 06/01/2022	2	2
2.315% due 12/01/2022	5	5
2.410% due 07/01/2019	39	40
2.435% due 06/01/2035	756	804
4.000% due 06/15/2038	79	79
5.000% due 12/01/2026 - 08/01/2041	370	406
6.000% due 03/01/2016 - 02/01/2034	668	761
6.500% due 10/25/2043	923	1,080
8.500% due 04/01/2025	2	2
Ginnie Mae
1.625% due 08/20/2022 - 12/20/2027	702	729
1.750% due 02/20/2026 - 04/20/2041	7,872	8,159
3.500% due 07/20/2018	26	27
NCUA Guaranteed Notes
0.653% due 10/07/2020	2,097	2,108

Total U.S. Government Agencies (Cost $75,521)		76,747

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 59.8%
U.S. Treasury Bonds
2.000% due 08/15/2025 (f)		$43,800	$43,596
2.125% due 05/15/2025 (f)		181,000	182,182
3.125% due 08/15/2044		4,400	4,609
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2020		34,649	34,462
0.125% due 07/15/2024 (h)		15,981	15,276
0.250% due 01/15/2025 (h)		31,135	29,891
0.375% due 07/15/2025 (h)		10,061	9,816
0.750% due 02/15/2045		8,513	7,407
U.S. Treasury Notes
1.625% due 06/30/2020 (f)(h)(j)		65,500	66,348
1.625% due 07/31/2020 (f)		99,500	100,744
2.000% due 07/31/2022 (f)(j)		36,000	36,628

Total U.S. Treasury Obligations (Cost $525,794)			530,959

MORTGAGE-BACKED SECURITIES 8.2%
Banc of America Commercial Mortgage Trust
5.733% due 06/10/2049		3,731	3,905
Bank Mart Adjustable Rate Mortgage Trust
1.975% due 03/01/2019		66	53
BCAP LLC Trust
0.883% due 02/26/2047		10,900	10,282
Bear Stearns Adjustable Rate Mortgage Trust
2.511% due 04/25/2033		111	112
2.526% due 01/25/2034		33	31
2.595% due 02/25/2033		32	30
2.752% due 01/25/2034		722	723
2.770% due 11/25/2034		788	764
Bear Stearns ALT-A Trust
2.697% due 09/25/2035		287	245
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036		962	796
2.641% due 12/26/2046		535	405
Canadian Mortgage Pools
1.044% due 07/01/2020	CAD	12,684	9,431
Citigroup Commercial Mortgage Trust
1.487% due 07/15/2027		$500	501
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035 ^		1,511	1,499
2.660% due 05/25/2035		505	501
Countrywide Alternative Loan Trust
0.374% due 05/25/2047		825	701
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		776	793
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		111	103
2.312% due 06/25/2032		8	7
4.844% due 06/25/2032		8	8
Granite Master Issuer PLC
0.416% due 12/20/2054		221	220
0.828% due 12/20/2054	GBP	232	349
Granite Mortgages PLC
0.361% due 01/20/2044	EUR	23	25
0.964% due 01/20/2044	GBP	19	28
0.966% due 09/20/2044		112	169
GreenPoint Mortgage Funding Trust
0.464% due 11/25/2045		$308	269
GSR Mortgage Loan Trust
0.544% due 01/25/2034		83	72
HarborView Mortgage Loan Trust
0.406% due 01/19/2038		1,812	1,543

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Impac CMB Trust
0.954% due 10/25/2033		$29	$28
1.194% due 07/25/2033		495	477
Lehman Mortgage Trust
0.514% due 08/25/2036 ^		2,921	2,217
Merrill Lynch Alternative Note Asset Trust
0.394% due 03/25/2037		12,324	6,441
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036		409	378
Newgate Funding PLC
0.746% due 12/01/2050	GBP	4,100	5,237
PFP Ltd.
1.656% due 07/14/2034		$1,400	1,401
Prime Mortgage Trust
0.594% due 02/25/2019		1	1
0.594% due 02/25/2034		113	107
Resecuritization Mortgage Trust
0.444% due 04/26/2021		1	1
Structured Adjustable Rate Mortgage Loan Trust
2.550% due 09/25/2035		3,171	2,838
Structured Asset Mortgage Investments Trust
0.466% due 07/19/2035		659	633
0.474% due 02/25/2036		461	376
7.868% due 06/25/2029		191	198
WaMu Mortgage Pass-Through Certificates Trust
0.464% due 12/25/2045		404	391
0.484% due 10/25/2045		225	210
0.514% due 01/25/2045		2,974	2,820
1.199% due 02/25/2046		2,338	2,161
1.399% due 11/25/2042		76	71
1.599% due 06/25/2042		273	265
1.893% due 02/27/2034		553	542
4.430% due 05/25/2037 ^		8,343	7,850
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 01/25/2035		390	394
2.650% due 04/25/2035		2,789	2,832
2.695% due 07/25/2036 ^		1,114	1,103

Total Mortgage-Backed Securities (Cost $72,829)			72,537

ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp. Home Equity Loan Trust
0.344% due 04/25/2036		1,262	1,135
AFC Home Equity Loan Trust
0.744% due 06/25/2028		176	154
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.109% due 01/25/2035		1,189	956
Chase Funding Trust
0.934% due 10/25/2032		106	99
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045		813	573
0.354% due 12/25/2036		249	165
5.750% due 10/25/2037		500	469
Countrywide Asset-Backed Certificates
0.334% due 08/25/2037		686	540
0.334% due 06/25/2047 ^		1,562	1,224
0.394% due 06/25/2047		824	615
0.594% due 08/25/2034		979	931
Countrywide Asset-Backed Certificates Trust
0.454% due 09/25/2046		1,480	1,000
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032		197	182
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		3,000	2,999
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		2,930	2,930

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldman Sachs Asset Management CLO PLC
0.520% due 08/01/2022		$1,117	$1,114
GSAMP Trust
0.334% due 06/25/2036		759	651
1.844% due 10/25/2034		193	181
HSI Asset Securitization Corp. Trust
0.524% due 02/25/2036		1,300	985
Hyundai Auto Lease Securitization Trust
0.380% due 06/15/2016		3,012	3,012
JPMorgan Mortgage Acquisition Trust
0.454% due 05/25/2037		1,400	1,122
Long Beach Mortgage Loan Trust
0.754% due 10/25/2034		49	47
Morgan Stanley ABS Capital, Inc. Trust
0.274% due 09/25/2036		45	26
0.324% due 10/25/2036		197	155
0.634% due 11/25/2035		2,000	1,476
Ocean Trails CLO
0.536% due 10/12/2020		930	924
OHA Credit Partners Ltd.
1.531% due 05/15/2023		3,300	3,301
Panhandle-Plains Higher Education Authority, Inc.
1.456% due 10/01/2035		960	972
Popular ABS Mortgage Pass-Through Trust
0.444% due 06/25/2047 ^		1,200	1,044
Primus CLO Ltd.
0.521% due 07/15/2021		2,352	2,313
Residential Asset Mortgage Products Trust
0.704% due 06/25/2035		766	752
Residential Asset Securities Corp. Trust
0.344% due 08/25/2036		420	390
0.464% due 04/25/2036		1,111	1,073
0.594% due 02/25/2036		1,080	860
SLC Student Loan Trust
0.427% due 06/15/2024		1,588	1,576
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	2,634	2,870
0.232% due 06/17/2024		5,015	5,391
Specialty Underwriting & Residential Finance Trust
1.169% due 12/25/2035		$700	625
Structured Asset Securities Corp. Mortgage Loan Trust
0.424% due 05/25/2047		2,500	1,962
Structured Asset Securities Corp. Trust
0.654% due 09/25/2035		1,300	989
Voya CLO Ltd.
1.589% due 10/15/2022		3,100	3,100

Total Asset-Backed Securities (Cost $52,686)			50,883

SOVEREIGN ISSUES 1.3%
Export-Import Bank of Korea
1.036% due 01/14/2017		1,400	1,403
1.184% due 09/17/2016		8,400	8,430

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hydro-Quebec
0.597% due 09/29/2049 (d)		$1,200	$906
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	50	40
3.000% due 02/24/2024		50	39
3.000% due 02/24/2025		50	39
3.000% due 02/24/2026		50	38
3.000% due 02/24/2027		50	37
3.000% due 02/24/2028		50	37
3.000% due 02/24/2029		50	36
3.000% due 02/24/2030		50	35
3.000% due 02/24/2031		130	91
3.000% due 02/24/2032		50	34
3.000% due 02/24/2033		50	34
3.000% due 02/24/2034		50	33
3.000% due 02/24/2035		50	33
3.000% due 02/24/2036		50	33
3.000% due 02/24/2037		50	32
3.000% due 02/24/2038		50	32
3.000% due 02/24/2039		50	32
3.000% due 02/24/2040		50	32
3.000% due 02/24/2041		50	32
3.000% due 02/24/2042		50	32

Total Sovereign Issues (Cost $11,464)			11,490

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.7%

COMMERCIAL PAPER 6.0%
Bacardi USA, Inc.
0.510% due 10/14/2015		$5,000	4,999
CommonWealth Edison
0.480% due 10/22/2015		1,400	1,400
0.510% due 10/06/2015		3,400	3,400
0.510% due 10/08/2015		2,000	2,000
ENI Finance USA, Inc.
0.570% due 10/06/2015		4,000	4,000
1.280% due 06/03/2016		4,500	4,469
Enterprise Products Operating LLC
0.450% due 10/23/2015		3,400	3,399
Hewlett-Packard Co.
0.600% due 10/01/2015		2,200	2,200
0.670% due 10/06/2015		2,200	2,200
0.710% due 10/13/2015		2,600	2,600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hitachi Capital America Corp.
0.510% due 10/28/2015		$6,400	$6,399
Hyundai Capital America
0.500% due 10/16/2015		6,200	6,199
Plains All American Pipeline LP
0.450% due 10/02/2015		4,800	4,800
Southwestern Energy Co.
1.270% due 10/26/2015		1,200	1,200
Tesco Treasury Services PLC
2.250% due 10/09/2015		600	600
Thermo Fisher Scientific, Inc.
0.700% due 10/16/2015		3,600	3,599

			53,464

REPURCHASE AGREEMENTS (e) 0.2%
			1,592

JAPAN TREASURY BILLS 9.8%
(0.015%) due 12/14/2015 - 12/21/2015 (b)	JPY	10,430,000	86,945

U.S. TREASURY BILLS 7.7%
0.081% due 11/12/2015 - 02/25/2016 (b)(f)(h)(j)		$68,782	68,778

Total Short-Term Instruments (Cost $210,662)			210,779

Total Investments in Securities (Cost $1,261,589)			1,262,937

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		61,044	605

Total Short-Term Instruments (Cost $605)			605

Total Investments in Affiliates (Cost $605)			605

Total Investments 142.2% (Cost $1,262,194)			$1,263,542

Financial Derivative Instruments (g)(i) (5.2%) (Cost or Premiums, net $(141))			(46,516)

Other Assets and Liabilities, net (37.0%)			(328,462)

Net Assets 100.0%			$888,564

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

34	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)   REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,592	U.S. Treasury Notes 0.625% due 02/15/2017	$(1,624)	$1,592	$1,592

Total Repurchase Agreements						$(1,624)	$1,592	$1,592

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.750%	09/24/2015	10/01/2015	$(13,869)	$(13,871)
DEU	0.200%	09/25/2015	10/02/2015	(39,799)	(39,801)
GRE	0.460%	09/22/2015	10/06/2015	(28,836)	(28,839)
	0.480%	09/23/2015	10/07/2015	(34,356)	(34,359)
	1.000%	09/29/2015	10/02/2015	(7,676)	(7,677)
	1.200%	09/30/2015	10/01/2015	(59,667)	(59,669)
JPS	0.190%	09/25/2015	10/09/2015	(3,654)	(3,654)
	0.360%	09/22/2015	10/06/2015	(14,223)	(14,225)
	0.370%	09/23/2015	10/07/2015	(48,742)	(48,746)
	0.400%	09/25/2015	10/02/2015	(34,946)	(34,948)

Total Reverse Repurchase Agreements					$(285,789)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.200%	10/01/2015	10/08/2015	$(13,182)	$(13,187)
GSC	0.250%	09/24/2015	10/01/2015	(3,742)	(3,742)
	0.250%	09/25/2015	10/09/2015	(6,107)	(6,107)
	0.430%	09/10/2015	10/13/2015	(1,211)	(1,212)
	0.620%	09/30/2015	10/07/2015	(8,182)	(8,185)
	0.670%	09/25/2015	10/02/2015	(5,362)	(5,363)
	0.680%	09/28/2015	10/05/2015	(6,525)	(6,526)

Total Sale-Buyback Transactions					$(44,322)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $45,744 at a weighted average interest rate of 0.179%.
(3)	Payable for sale-buyback transactions includes $7 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$42,000	$ (42,056)	$(42,590)
Fannie Mae	3.500%	10/01/2045	41,200	(42,688)	(42,997)
Fannie Mae	3.500%	11/01/2045	9,300	(9,624)	(9,684)
Fannie Mae	4.000%	10/01/2045	52,000	(55,179)	(55,481)
Fannie Mae	4.000%	11/01/2045	67,000	(71,019)	(71,355)

Total Short Sales				$(220,566)	$(222,107)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $330,689 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(13,871)	$0	$(13,871)	$13,890	$19
DEU	0	(39,801)	0	(39,801)	39,913	112
GRE	0	(130,544)	0	(130,544)	129,852	(692)
JPS	0	(101,573)	0	(101,573)	101,106	(467)
SSB	1,592	0	0	1,592	(1,624)	(32)

Master Securities Forward Transaction Agreement
BPG	0	0	(13,187)	(13,187)	13,085	(102)
GSC	0	0	(31,135)	(31,135)	31,100	(35)

Total Borrowings and Other Financing Transactions	$1,592	$(285,789)	$(44,322)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(73,540)	$(212,249)	$0	$0	$(285,789)

Total	$(73,540)	$(212,249)	$0	$0	$(285,789)

Sale-Buyback Transactions
U.S. Treasury Obligations	(3,742)	(40,580)	0	0	(44,322)

Total	$(3,742)	$(40,580)	$0	$0	$(44,322)

Total Borrowings	$(77,282)	$(252,829)	$0	$0	$(330,111)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(330,111)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,028	$(1,165)	$39	$0
90-Day Eurodollar June Futures	Short	06/2017	751	(2,495)	28	0
E-mini S&P 500 Index December Futures	Long	12/2015	2,752	(4,942)	4,706	0
Euro-BTP Italy Government Bond December Futures	Long	12/2015	82	225	47	0
U.S. Treasury 10-Year Note December Futures	Long	12/2015	1,752	2,382	0	(137)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	205	(575)	115	0

Total Futures Contracts				$(6,570)	$4,935	$(137)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$	69,800	$(2,169)	$(1,228)	$60	$0
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		93,700	(3,660)	(4,319)	93	0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		80,800	(1,560)	(1,194)	33	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		18,200	(452)	(503)	14	0

36	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$	256,300	$(8,116)	$(9,372)	$125	$0
Pay	3-Month USD-LIBOR	2.350%	10/02/2025		19,500	(592)	(466)	0	(592)
Receive	3-Month USD-LIBOR	3.050%	10/28/2025		5,300	(78)	(78)	1	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		10,700	(428)	(445)	33	0
Pay	3-Month USD-LIBOR	2.810%	09/14/2046		7,500	273	273	0	(22)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	GBP	1,500	(21)	(42)	0	(9)

						$(16,803)	$(17,374)	$359	$(623)

Total Swap Agreements						$(16,803)	$(17,374)	$359	$(623)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $21,840 and cash of $10,083 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$4,935	$359	$5,294	$0	$(137)	$(623)	$(760)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BPS	10/2015		BRL	9,584	$		2,412	$0	$(5)
	10/2015	$		2,644		BRL	9,584	0	(226)
	11/2015			15,765		JPY	1,899,500	76	0
	12/2015		JPY	10,430,000	$		86,611	0	(449)
	12/2015		MXN	126,283			7,421	0	(4)

BRC	10/2015	$		9,242		INR	609,631	35	0
	12/2015			7,374		MXN	125,658	14	0

CBK	11/2015		EUR	44,763	$		48,793	0	(1,257)
	11/2015		JPY	169,200			1,412	2	0
	11/2015	$		11,307		EUR	9,943	0	(190)

DUB	10/2015		BRL	43,446	$		11,596	643	(6)
	10/2015		DKK	12,060			1,732	0	(74)
	10/2015	$		11,138		BRL	43,446	12	(191)
	11/2015			602			2,436	6	0

FBF	10/2015		JPY	1,857,500	$		15,453	0	(31)

GLM	11/2015		AUD	216			152	1	0
	11/2015		GBP	4,044			6,203	86	0
	11/2015		JPY	1,531,700			12,351	0	(423)
	11/2015		NZD	175			111	0	(1)
	11/2015	$		11,909		JPY	1,483,300	462	0

JPM	10/2015		BRL	12,022	$		3,026	0	(6)
	10/2015	$		3,322		BRL	12,021	0	(290)
	11/2015		CNY	67,411	$		10,442	0	(124)
	11/2015	$		2,318		EUR	2,055	0	(21)

MSB	10/2015			15,466		JPY	1,857,500	17	0
	11/2015		CAD	12,475	$		9,413	67	0
	11/2015		JPY	1,857,500			15,473	0	(17)

SCX	10/2015		INR	618,366			9,596	186	0

UAG	11/2015		EUR	103			118	3	0
	11/2015		GBP	411			633	11	0
	11/2015	$		11,143		EUR	9,957	0	(10)

Total Forward Foreign Currency Contracts								$1,621	$(3,325)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Pay	3.100%	03/14/2016	$	47,500	$594	$963

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		180,200	47	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/06/2016		1,046,800	1,015	135

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		15,200	416	286

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		97,700	707	949

								$2,779	$2,334

Total Purchased Options								$2,779	$2,334

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250%	12/16/2015	$2,200	$(3)	$(3)

BRC	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015	8,300	(5)	(1)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015	8,300	(11)	(18)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015	8,500	(6)	(2)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015	8,500	(10)	(24)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015	13,500	(25)	(18)

						$(60)	$(66)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$600	$ (34)	$(5)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$(2)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	(5)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	(1)

						$(66)	$(8)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.610%	03/14/2016	$ 47,500	$(237)	$(401)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.855%	03/14/2016	47,500	(356)	(643)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016	15,200	(420)	(547)

MYC	Call - OTC 5-Year Interest Rate Swap (Effective 10/28/2020)	3-Month USD-LIBOR	Receive	2.800%	10/26/2015	30,100	(110)	(195)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016	22,200	(706)	(822)

							$(1,829)	$(2,608)

Total Written Options							$(1,989)	$(2,687)

38	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	537	$24,885	EUR	54,942	$(728)
Sales	0	629,900		65,100	(4,994)
Closing Buys	(537)	(188,600)		(9,600)	1,884
Expirations	0	(169,885)		(100,142)	1,415
Exercised	0	(76,300)		(10,300)	434

Balance at End of Period	0	$220,000	EUR	0	$(1,989)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	General Electric Capital Corp.	1.000%	12/20/2015	0.117%	$	11,900	$(497)	$524	$27	$0

DUB	China Government International Bond	1.000%	09/20/2016	0.441%		1,100	12	(6)	6	0
	Mexico Government International Bond	1.000%	12/20/2015	0.723%		12,400	(5)	16	11	0

GST	Michigan State General Obligation Notes, Series 2003	0.440%	03/20/2018	0.361%		1,400	0	3	3	0

HUS	U.S. Treasury Notes	0.250%	09/20/2016	0.059%	EUR	12,200	(311)	338	27	0

RYL	Indonesia Government International Bond	1.000%	12/20/2015	1.005%	$	10,300	(128)	131	3	0

							$(929)	$1,006	$77	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$2	$2	$0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	386	0	4	4	0

					$0	$6	$6	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	EU	R 22,600	$24,634	$(5)	$965	$960	$0

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	200	$1	$11	$12	$0

	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		100	1	11	12	0

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030		1,890	0	31	31	0

JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		100	1	11	12	0

							$3	$64	$67	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	S&P 500 Total Return Index	176,649	3-Month USD-LIBOR plus a specified spread	05/31/2016	$679,919		$(50,103)	$0	$(50,103)

Total Swap Agreements							$(931)	$(48,062)	$1,110	$(50,103)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $65,450 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$0	$0	$0	$0	$0	$(8)	$0	$(8)	$(8)	$0	$(8)
BPS	76	0	27	103	(684)	0	(50,103)	(50,787)	(50,684)	63,368	12,684
BRC	49	0	0	49	0	(19)	0	(19)	30	0	30
CBK	2	0	960	962	(1,447)	(7)	0	(1,454)	(492)	1,159	667
DUB	661	963	17	1,641	(271)	(1,045)	0	(1,316)	325	(830)	(505)
FBF	0	0	24	24	(31)	0	0	(31)	(7)	0	(7)
GLM	549	136	31	716	(424)	0	0	(424)	292	(140)	152
GST	0	0	5	5	0	0	0	0	5	0	5
HUS	0	0	27	27	0	0	0	0	27	(280)	(253)
JPM	0	286	16	302	(441)	(591)	0	(1,032)	(730)	867	137
MSB	84	0	0	84	(17)	0	0	(17)	67	57	124
MYC	0	949	0	949	0	(1,017)	0	(1,017)	(68)	0	(68)
RYL	0	0	3	3	0	0	0	0	3	0	3
SCX	186	0	0	186	0	0	0	0	186	(310)	(124)
UAG	14	0	0	14	(10)	0	0	(10)	4	0	4

Total Over the Counter	$1,621	$2,334	$1,110	$5,065	$(3,325)	$(2,687)	$(50,103)	$(56,115)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

40	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$4,706	$0	$229	$4,935
Swap Agreements	0	0	0	0	359	359

	$0	$0	$4,706	$0	$588	$5,294

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,621	$0	$1,621
Purchased Options	0	0	0	0	2,334	2,334
Swap Agreements	0	83	0	960	67	1,110

	$0	$83	$0	$2,581	$2,401	$5,065

	$0	$83	$4,706	$2,581	$2,989	$10,359

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$137	$137
Swap Agreements	0	0	0	0	623	623

	$0	$0	$0	$0	$760	$760

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,325	$0	$3,325
Written Options	0	66	0	5	2,616	2,687
Swap Agreements	0	0	50,103	0	0	50,103

	$0	$66	$50,103	$3,330	$2,616	$56,115

	$0	$66	$50,103	$3,330	$3,376	$56,875

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(302)	$(302)
Written Options	0	0	0	0	247	247
Futures	0	0	(14,639)	0	(93)	(14,732)
Swap Agreements	0	(1)	0	0	(4,760)	(4,761)

	$0	$(1)	$(14,639)	$0	$(4,908)	$(19,548)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,132)	$0	$(1,132)
Purchased Options	0	0	0	379	(75)	304
Written Options	0	10	0	776	607	1,393
Swap Agreements	0	317	37,556	(1,358)	(1,067)	35,448

	$0	$327	$37,556	$(1,335)	$(535)	$36,013

	$0	$326	$22,917	$(1,335)	$(5,443)	$16,465

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$221	$221
Written Options	0	0	0	0	208	208
Futures	0	0	(5,922)	0	(3,372)	(9,294)
Swap Agreements	0	0	0	0	(7,507)	(7,507)

	$0	$0	$(5,922)	$0	$(10,450)	$(16,372)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,449)	$0	$(4,449)
Purchased Options	0	0	0	0	(373)	(373)
Written Options	0	(16)	0	(194)	(782)	(992)
Swap Agreements	0	(235)	(81,030)	2,339	11	(78,915)

	$0	$(251)	$(81,030)	$(2,304)	$(1,144)	$(84,729)

	$0	$(251)	$(86,952)	$(2,304)	$(11,594)	$(101,101)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$15,902	$0	$15,902
Corporate Bonds & Notes
Banking & Finance	0	207,654	0	207,654
Industrials	0	46,351	0	46,351
Utilities	0	39,635	0	39,635
U.S. Government Agencies	0	76,747	0	76,747
U.S. Treasury Obligations	0	530,959	0	530,959
Mortgage-Backed Securities	0	72,079	458	72,537
Asset-Backed Securities	0	50,883	0	50,883
Sovereign Issues	0	11,490	0	11,490
Short-Term Instruments
Commercial Paper	0	53,464	0	53,464
Repurchase Agreements	0	1,592	0	1,592
Japan Treasury Bills	0	86,945	0	86,945
U.S. Treasury Bills	0	68,778	0	68,778
	$0	$1,262,479	$458	$1,262,937
Investments in Affiliates, at Value
Short-Term Instruments

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Central Funds Used for Cash Management Purposes	$605	$0	$0	$605

Total Investments	$605	$1,262,479	$458	$1,263,542

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(222,107)	$0	$(222,107)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,935	359	0	5,294
Over the counter	0	5,065	0	5,065
	$4,935	$5,424	$0	$10,359

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(137)	(623)	0	(760)
Over the counter	0	(56,115)	0	(56,115)
	$(137)	$(56,738)	$0	$(56,875)

Totals	$5,403	$989,058	$458	$994,919

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

42	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.6%

BANK LOAN OBLIGATIONS 0.4%
Charter Communications Operating LLC
3.500% due 01/24/2023		$900	$896
Chrysler Group LLC
3.500% due 05/24/2017		1,777	1,774
Community Health Systems, Inc.
3.575% due 12/31/2018		396	396
HCA, Inc.
2.944% due 03/31/2017		2,567	2,568

Total Bank Loan Obligations (Cost $5,627)			5,634

CORPORATE BONDS & NOTES 20.3%

BANKING & FINANCE 13.7%
ABN AMRO Bank NV
4.750% due 07/28/2025		300	298
Ally Financial, Inc.
6.250% due 12/01/2017		700	737
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	1,000	1,090
9.000% due 05/09/2018 (e)		$200	212
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	1,997
Banco do Brasil S.A.
3.875% due 10/10/2022		1,200	931
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	900	1,081
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$400	399
Banco Santander Chile
1.887% due 01/19/2016		1,000	1,001
Bank of America Corp.
0.651% due 08/15/2016		100	100
0.939% due 08/25/2017		5,500	5,495
2.650% due 04/01/2019		11,900	12,045
3.750% due 07/12/2016		2,400	2,448
4.125% due 01/22/2024		2,300	2,410
5.000% due 05/13/2021		200	221
5.700% due 01/24/2022		100	114
5.750% due 12/01/2017		1,200	1,298
Bank of America N.A.
5.300% due 03/15/2017		3,550	3,730
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.742% due 03/10/2017		5,800	5,787
Barclays Bank PLC
7.625% due 11/21/2022		1,200	1,347
7.750% due 04/10/2023		600	643
14.000% due 06/15/2019 (e)	GBP	5,600	10,918
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	800	878
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	202
6.500% due 03/10/2021		200	214
6.750% due 09/30/2022		1,200	1,302
7.250% due 04/22/2020		500	544
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,400	1,527
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		400	403
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,900	2,160
Citigroup, Inc.
0.603% due 06/09/2016		$10,600	10,549
1.001% due 11/15/2016		5,900	5,909
4.450% due 01/10/2017		200	208
5.950% due 05/15/2025 (e)		1,200	1,132

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Agricole S.A.
0.881% due 06/12/2017		$8,600	$8,597
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		2,700	2,708
2.375% due 01/16/2018		600	601
4.207% due 04/15/2016		1,100	1,117
General Motors Financial Co., Inc.
2.400% due 04/10/2018		10,300	10,220
2.750% due 05/15/2016		1,950	1,962
4.750% due 08/15/2017		1,600	1,661
HSBC Holdings PLC
4.250% due 08/18/2025		1,700	1,679
HSBC USA, Inc.
1.081% due 08/07/2018		900	899
International Lease Finance Corp.
6.750% due 09/01/2016		2,300	2,383
Intesa Sanpaolo SpA
3.125% due 01/15/2016		4,600	4,625
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,100	1,056
JPMorgan Chase & Co.
0.952% due 02/26/2016		12,000	12,012
3.150% due 07/05/2016		1,800	1,831
3.450% due 03/01/2016		200	202
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	2,700	4,230
6.000% due 10/01/2017		$3,100	3,351
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,324
Morgan Stanley
3.875% due 04/29/2024		2,300	2,353
4.000% due 07/23/2025		1,500	1,536
MUFG Union Bank N.A.
0.704% due 05/05/2017		3,400	3,389
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	207
Novo Banco S.A.
4.750% due 01/15/2018		300	319
5.000% due 04/23/2019		6,700	7,085
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	34,600	5,182
2.000% due 01/01/2016		4,100	617
2.000% due 04/01/2016		9,000	1,362
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$500	518
Rabobank Group
0.609% due 11/23/2016		5,800	5,802
6.875% due 03/19/2020	EUR	2,900	3,819
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	37,800	5,692
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$700	819
Royal Bank of Scotland PLC
9.500% due 03/16/2022		2,000	2,184
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,207
Tri-Command Military Housing LLC
5.383% due 02/15/2048		2,052	1,984
UBS AG
5.125% due 05/15/2024		1,400	1,379
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		400	401
4.125% due 09/24/2025		500	499
Wells Fargo & Co.
1.175% due 07/22/2020		300	301
2.600% due 07/22/2020		200	202

			188,645

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 3.4%
AbbVie, Inc.
1.061% due 11/06/2015		$10,000	$10,003
1.200% due 11/06/2015		8,200	8,204
1.800% due 05/14/2018		600	599
2.500% due 05/14/2020		300	299
3.200% due 11/06/2022		100	100
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		200	191
4.700% due 05/14/2045		100	97
Actavis Funding SCS
1.591% due 03/12/2020		1,200	1,190
3.800% due 03/15/2025		1,200	1,163
Altice Financing S.A.
6.625% due 02/15/2023		2,800	2,695
Altice Luxembourg S.A.
7.625% due 02/15/2025		1,200	1,054
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,227
CCO Safari LLC
3.579% due 07/23/2020		200	199
4.464% due 07/23/2022		400	400
4.908% due 07/23/2025		800	798
6.384% due 10/23/2035		200	203
6.484% due 10/23/2045		300	303
6.834% due 10/23/2055		100	100
CVS Health Corp.
1.900% due 07/20/2018		800	806
2.800% due 07/20/2020		200	203
3.500% due 07/20/2022		100	103
3.875% due 07/20/2025		900	930
4.875% due 07/20/2035		200	211
5.125% due 07/20/2045		400	432
HCA, Inc.
3.750% due 03/15/2019		5,100	5,097
Kansas City Southern de Mexico S.A. de C.V.
0.994% due 10/28/2016		600	597
Kraft Heinz Foods Co.
1.600% due 06/30/2017		300	301
2.000% due 07/02/2018		300	301
2.800% due 07/02/2020		200	202
3.500% due 07/15/2022		100	102
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		100	106
President and Fellows of Harvard College
6.000% due 01/15/2019		400	456
QUALCOMM, Inc.
4.650% due 05/20/2035		300	274
4.800% due 05/20/2045		300	263
Rohm & Haas Co.
6.000% due 09/15/2017		115	124
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		600	537
STATS ChipPAC Ltd.
4.500% due 03/20/2018		600	602
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	3,150	3,704
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		$1,700	1,669

			47,251

UTILITIES 3.2%
AT&T, Inc.
1.257% due 06/30/2020		700	695
2.450% due 06/30/2020		200	197

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 06/30/2022		$900	$879
3.400% due 05/15/2025		500	478
4.500% due 05/15/2035		100	92
4.750% due 05/15/2046		200	184
BellSouth Corp.
4.821% due 04/26/2021		5,700	5,817
Petrobras Global Finance BV
2.000% due 05/20/2016		6,900	6,648
2.429% due 01/15/2019		400	277
3.214% due 03/17/2020		800	550
3.250% due 04/01/2019	EUR	500	411
4.375% due 05/20/2023		$300	197
4.875% due 03/17/2020		100	74
5.375% due 01/27/2021		100	73
5.750% due 01/20/2020		300	226
6.250% due 12/14/2026	GBP	600	581
6.850% due 06/05/2115		$3,100	1,968
Shell International Finance BV
0.531% due 11/15/2016		2,100	2,101
Verizon Communications, Inc.
1.867% due 09/15/2016		8,600	8,684
2.086% due 09/14/2018		3,400	3,498
2.500% due 09/15/2016		1,783	1,808
3.000% due 11/01/2021		1,900	1,898
3.500% due 11/01/2024		2,100	2,074
3.650% due 09/14/2018		2,100	2,214
4.400% due 11/01/2034		3,200	2,988

			44,612

Total Corporate Bonds & Notes (Cost $285,393)			280,508

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	138
6.918% due 04/01/2040		1,100	1,452
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	140
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		100	144
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		100	126
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		600	732
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		500	559

			3,291

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		300	336
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		500	512
7.750% due 01/01/2042		800	802
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035		200	229

			1,879

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	$500	$573

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	137

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,347

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	111
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,224

		1,335

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	223

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,455
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	580

		2,035

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	525	459

Total Municipal Bonds & Notes (Cost $9,379)		11,279

U.S. GOVERNMENT AGENCIES 11.1%
Fannie Mae
0.254% due 12/25/2036	46	45
0.544% due 07/25/2037 - 03/25/2044	280	280
0.574% due 07/25/2037	119	120
0.594% due 09/25/2035	185	186
0.604% due 09/25/2035	333	335
0.914% due 06/25/2037	462	470
0.924% due 06/25/2040	740	753
0.944% due 01/25/2040	1,244	1,267
1.383% due 07/01/2044	27	27
2.275% due 05/25/2035	20	21
2.310% due 08/01/2022	100	101
2.385% due 08/01/2033	25	27
2.412% due 09/01/2033	62	66
2.508% due 01/01/2036	58	61
2.960% due 05/01/2022	4,003	4,199
2.993% due 06/01/2033	175	184
3.000% due 10/01/2045	4,900	4,969

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.007% due 05/01/2036	$2	$3
3.156% due 05/01/2022	1,062	1,121
3.500% due 10/01/2045	1,200	1,252
3.750% due 07/25/2042	4,695	4,737
4.000% due 09/01/2020 - 10/01/2045	68,237	72,799
4.320% due 12/01/2036	15	16
4.500% due 02/01/2020 - 10/01/2041	11,139	12,087
4.501% due 07/01/2019	1,094	1,202
4.528% due 09/01/2034	11	12
5.000% due 07/01/2024 - 06/01/2040	5,200	5,747
5.500% due 01/01/2021 - 01/01/2040	4,742	5,301
6.000% due 08/01/2036 - 02/01/2038	261	297
6.500% due 10/01/2035 - 10/01/2036	213	243
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	413	412
Freddie Mac
0.777% due 06/15/2041	215	218
0.907% due 08/15/2037	267	272
0.917% due 10/15/2037	58	58
0.927% due 05/15/2037 - 09/15/2037	307	313
1.383% due 02/25/2045	26	27
2.250% due 02/01/2024	5	5
2.471% due 03/01/2034	136	145
4.000% due 06/15/2038	66	66
4.500% due 03/01/2029	95	103
5.000% due 07/01/2035 - 12/01/2038	1,063	1,164
5.500% due 08/15/2030 - 07/01/2038	78	86
Ginnie Mae
1.750% due 03/20/2027	1	1
3.500% due 02/15/2045 - 04/15/2045	23,198	24,311
4.000% due 10/01/2045	3,000	3,199
5.000% due 04/15/2036 - 09/15/2039	3,706	4,111
8.000% due 02/15/2030	1	1
Small Business Administration
5.520% due 06/01/2024	212	233

Total U.S. Government Agencies (Cost $151,327)		152,653

U.S. TREASURY OBLIGATIONS 40.9%
U.S. Treasury Bonds
2.000% due 08/15/2025	18,150	18,065
2.125% due 05/15/2025	26,300	26,472
2.375% due 08/15/2024 (i)(k)	14,000	14,427
3.000% due 11/15/2044 (k)	1,550	1,584
3.125% due 08/15/2044	11,200	11,731
4.250% due 05/15/2039 (k)	3,000	3,784
4.500% due 08/15/2039 (k)	8,100	10,576
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)	7,803	7,616
0.125% due 07/15/2022 (i)	40,578	39,633
0.125% due 07/15/2024 (i)	3,819	3,651
0.250% due 01/15/2025	35,014	33,615
0.375% due 07/15/2023 (i)	11,916	11,730
0.750% due 02/15/2045	6,689	5,820
1.125% due 01/15/2021	982	1,022
1.750% due 01/15/2028	4,557	5,047

44	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 01/15/2026 (i)		$3,367	$3,784
2.375% due 01/15/2027		15,266	17,901
2.500% due 01/15/2029		2,557	3,073
3.625% due 04/15/2028		148	196
U.S. Treasury Notes
1.375% due 08/31/2020 (g)(k)		118,800	118,976
1.875% due 08/31/2022		195,400	197,116
2.000% due 07/31/2022 (g)(k)		26,200	26,657
2.125% due 09/30/2021 (i)(k)		2,200	2,265

Total U.S. Treasury Obligations (Cost $565,744)			564,741

MORTGAGE-BACKED SECURITIES 4.2%
American Home Mortgage Investment Trust
2.534% due 02/25/2045		90	90
Arran Residential Mortgages Funding PLC
1.376% due 05/16/2047	EUR	252	282
Banc of America Commercial Mortgage Trust
5.948% due 05/10/2045		$320	323
Banc of America Funding Trust
2.717% due 05/25/2035		102	105
2.914% due 01/20/2047 ^		155	132
BCRR Trust
5.858% due 07/17/2040		350	358
Bear Stearns Adjustable Rate Mortgage Trust
2.511% due 04/25/2033		1	1
2.526% due 01/25/2034		2	2
2.752% due 01/25/2034		50	50
Bear Stearns ALT-A Trust
0.534% due 08/25/2036 ^		3,191	2,550
2.581% due 05/25/2035		461	449
2.697% due 09/25/2035		104	89
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		535	535
ChaseFlex Trust
0.494% due 07/25/2037		819	708
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018		17	18
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035		41	41
Countrywide Alternative Loan Trust
0.314% due 06/25/2036		5,040	4,408
0.374% due 05/25/2047		478	406
0.426% due 03/20/2046		8,084	6,440
6.000% due 10/25/2033		18	19
Countrywide Home Loan Mortgage Pass-Through Trust
2.506% due 02/20/2035		332	330
2.593% due 02/20/2036 ^		47	44
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		78	81
5.460% due 09/15/2039		3,428	3,536
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^		2,068	2,030
First Horizon Mortgage Pass-Through Trust
2.726% due 08/25/2035		116	104
Granite Master Issuer PLC
0.077% due 12/20/2054	EUR	379	422
0.416% due 12/20/2054		$55	55
0.748% due 12/20/2054	GBP	1,423	2,145
0.828% due 12/20/2054		728	1,098
Granite Mortgages PLC
0.361% due 01/20/2044	EUR	6	7
0.964% due 01/20/2044	GBP	6	9
0.966% due 09/20/2044		37	56
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	272	217

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
2.334% due 06/25/2034		$72	$70
3.464% due 11/25/2035 ^		355	323
3.749% due 11/25/2035		114	110
6.000% due 03/25/2032		0	1
6.000% due 03/25/2037 ^		56	53
HarborView Mortgage Loan Trust
0.436% due 05/19/2035		2,245	1,873
Impac CMB Trust
1.194% due 07/25/2033		31	30
IndyMac Mortgage Loan Trust
0.384% due 09/25/2046		493	424
0.819% due 06/25/2034		482	456
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,210	1,257
5.439% due 01/15/2049		4,554	4,756
JPMorgan Mortgage Trust
2.620% due 07/25/2035		1,759	1,766
2.718% due 08/25/2034		1,417	1,425
4.740% due 11/25/2035		237	226
5.750% due 01/25/2036 ^		59	52
Lanark Master Issuer PLC
1.729% due 12/22/2054		2,421	2,429
LB Commercial Mortgage Trust
6.051% due 07/15/2044		4,436	4,716
Leek Finance PLC
0.565% due 12/21/2038		1,440	1,493
0.866% due 12/21/2037	GBP	57	91
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036		$119	110
0.444% due 11/25/2035		77	73
1.937% due 01/25/2029		2	2
2.034% due 12/25/2032		3	3
2.462% due 02/25/2035		1,616	1,627
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	209
Morgan Stanley Capital Trust
5.439% due 02/12/2044		184	184
5.610% due 04/15/2049		72	73
Prime Mortgage Trust
0.594% due 02/25/2034		16	15
Residential Accredit Loans, Inc. Trust
0.379% due 08/25/2036		1,144	913
5.500% due 01/25/2035 ^		2,043	2,067
Structured Adjustable Rate Mortgage Loan Trust
2.569% due 08/25/2035		102	96
Structured Asset Mortgage Investments Trust
0.466% due 07/19/2035		522	502
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^		92	92
Thornburg Mortgage Securities Trust
1.444% due 06/25/2047 ^		829	740
WaMu Mortgage Pass-Through Certificates Trust
0.484% due 10/25/2045		48	45
1.199% due 02/25/2046		183	170
1.399% due 11/25/2042		25	23
1.583% due 08/25/2042		17	16
1.893% due 02/27/2034		50	49
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 01/25/2035		141	142
2.651% due 03/25/2036		191	191
2.695% due 07/25/2036 ^		1,257	1,244

Total Mortgage-Backed Securities (Cost $56,854)			57,277

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 7.6%
Amortizing Residential Collateral Trust
0.774% due 07/25/2032		$18	$17
Argent Securities Trust
0.464% due 05/25/2036		7,385	2,806
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.574% due 02/25/2036		2,000	1,357
Asset-Backed Securities Corp. Home Equity Loan Trust
0.834% due 07/25/2035		300	274
Bear Stearns Asset-Backed Securities Trust
1.144% due 10/25/2037		3,330	2,765
2.246% due 10/25/2036		447	322
Citigroup Mortgage Loan Trust, Inc.
0.334% due 05/25/2037		74	73
0.454% due 03/25/2037		2,227	1,732
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^		3,242	2,879
0.324% due 11/25/2037		233	233
0.334% due 02/25/2037		1,387	1,352
0.334% due 05/25/2037		7,570	6,310
0.334% due 07/25/2037 ^		13,971	11,854
0.334% due 06/25/2047 ^		1,991	1,561
0.344% due 04/25/2047		964	836
0.674% due 12/25/2031		46	34
5.478% due 04/25/2047 ^		2,506	2,715
Countrywide Asset-Backed Certificates Trust
0.544% due 05/25/2036		9,657	9,396
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032		10	9
Credit-Based Asset Servicing and Securitization LLC
0.444% due 07/25/2036		2,000	1,437
Fremont Home Loan Trust
0.254% due 01/25/2037		10	5
Hillmark Funding Ltd.
0.583% due 05/21/2021		567	558
JPMorgan Mortgage Acquisition Trust
0.404% due 03/25/2037		5,048	4,629
LCM LP
1.549% due 04/15/2022		5,560	5,566
Long Beach Mortgage Loan Trust
0.574% due 08/25/2045		11,131	10,379
0.754% due 10/25/2034		12	12
Morgan Stanley ABS Capital, Inc. Trust
0.324% due 02/25/2037		5,315	3,975
RAAC Trust
0.674% due 03/25/2037		1,832	1,776
Residential Asset Securities Corp. Trust
0.634% due 12/25/2035		10,019	7,371
0.664% due 11/25/2035		13,000	9,672
SLM Private Education Loan Trust
3.457% due 05/16/2044		201	209
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	777	847
SpringCastle America Funding LLC
2.700% due 05/25/2023		$4,014	4,021
Structured Asset Securities Corp. Mortgage Loan Trust
0.514% due 05/25/2037		1,394	1,279
0.534% due 02/25/2036		2,618	2,357
0.844% due 04/25/2031		4,830	3,868
Wood Street CLO BV
0.305% due 11/22/2021	EUR	103	115

Total Asset-Backed Securities (Cost $101,958)			104,601

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 7.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	600	$578
Brazil Letras do Tesouro Nacional (c)
0.000% due 01/01/2016	BRL	34,300	8,362
0.000% due 04/01/2016		45,000	10,591
0.000% due 07/01/2016		26,100	5,919
0.000% due 10/01/2016		19,800	4,315
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		19,400	3,966
10.000% due 01/01/2025		142,100	26,275
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,374
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024	EUR	6,200	8,124
4.500% due 03/01/2024		10,500	14,407
Korea Housing Finance Corp.
4.125% due 12/15/2015		$300	302
Mexico Government International Bond
4.750% due 06/14/2018	MXN	26,700	1,587
Province of Ontario
1.100% due 10/25/2017		$300	300
1.650% due 09/27/2019		900	900
5.500% due 06/02/2018	CAD	100	84
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,807
Republic of Greece Government International Bond
3.000% due 02/24/2036	EUR	1,200	781
3.800% due 08/08/2017	JPY	480,000	3,381
4.750% due 04/17/2019	EUR	2,300	2,250
Slovenia Government International Bond
4.750% due 05/10/2018		$2,600	2,772
5.250% due 02/18/2024		1,600	1,766
5.500% due 10/26/2022		2,100	2,366
5.850% due 05/10/2023		500	574

Total Sovereign Issues (Cost $124,256)			103,781

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% (e)	6,450	$7,532

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)	40,000	0

Total Convertible Preferred Securities (Cost $8,369)		7,532

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040	65,000	1,670

Total Preferred Securities (Cost $1,730)		1,670

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.2%

CERTIFICATES OF DEPOSIT 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015	$8,000	7,999
1.171% due 05/16/2016	2,500	2,494
Credit Suisse
0.742% due 12/07/2015	4,400	4,400

		14,893

REPURCHASE AGREEMENTS (f) 0.0%
		138

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 7.0%
(0.017%) due 12/14/2015 - 12/28/2015 (b)	JPY	11,610,000	$96,781

U.S. TREASURY BILLS 6.1%
0.120% due 11/19/2015 - 02/11/2016 (b)(g)(i)(k)		$83,529	83,524

Total Short-Term Instruments (Cost $195,220)			195,336

Total Investments in Securities (Cost $1,505,857)			1,485,012

		SHARES
INVESTMENTS IN AFFILIATES 10.4%

SHORT-TERM INSTRUMENTS 10.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.4%
PIMCO Short-Term Floating NAV Portfolio III		14,419,596	142,970

Total Short-Term Instruments (Cost $142,998)			142,970

Total Investments in Affiliates (Cost $142,998)			142,970

Total Investments 118.0% (Cost $1,648,855)			$1,627,982

Financial Derivative Instruments (h)(j) (2.6%) (Cost or Premiums, net $(2,864))			(36,488)

Other Assets and Liabilities, net (15.4%)			(212,064)

Net Assets 100.0%			$1,379,430

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$ 138	U.S. Treasury Notes 1.875% due 06/30/2020	$(144)	$138	$138

Total Repurchase Agreements						$(144)	$138	$138

(1)	Includes accrued interest.

46	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.600%	09/25/2015	10/02/2015	$(25,504)	$(25,507)
JPS	0.300%	09/25/2015	10/02/2015	(27,895)	(27,896)

Total Reverse Repurchase Agreements					$(53,403)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.000%	09/21/2015	10/05/2015	$(31,108)	$(31,112)
	0.090%	09/22/2015	10/06/2015	(24,911)	(24,917)
	0.560%	09/24/2015	10/07/2015	(20,285)	(20,294)

Total Sale-Buyback Transactions					$(76,323)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $19,428 at a weighted average interest rate of (0.075%).
(3)	Payable for sale-buyback transactions includes $14 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$58,800	$(58,971)	$(59,626)
Fannie Mae	3.500%	10/01/2045	74,200	(76,852)	(77,435)
Fannie Mae	3.500%	11/01/2045	15,100	(15,613)	(15,724)
Fannie Mae	4.000%	10/01/2045	72,800	(77,252)	(77,674)
Fannie Mae	4.000%	11/01/2045	55,000	(58,309)	(58,575)
Ginnie Mae	3.500%	10/01/2045	2,700	(2,809)	(2,826)

Total Short Sales				$(289,806)	$(291,860)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $131,199 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(25,507)	$0	$(25,507)	$25,638	$131
JPS	0	(27,896)	0	(27,896)	28,042	146
SSB	138	0	0	138	(144)	(6)

Master Securities Forward Transaction Agreement
GSC	0	0	(76,323)	(76,323)	76,372	49

Total Borrowings and Other Financing Transactions	$138	$(53,403)	$(76,323)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(53,403)	$0	$0	$(53,403)

Total	$0	$(53,403)	$0	$0	$(53,403)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(76,323)	0	0	(76,323)

Total	$0	$(76,323)	$0	$0	$(76,323)

Total Borrowings	$0	$(129,726)	$0	$0	$(129,726)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(129,726)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$111.000	11/20/2015	600	$6	$4
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	1,300	11	19

				$17	$23

Total Purchased Options				$17	$23

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	795	$810	$0	$(30)
90-Day Eurodollar December Futures	Short	12/2016	1,739	(2,039)	65	0
90-Day Eurodollar June Futures	Short	06/2016	33	(37)	1	0
90-Day Eurodollar March Futures	Short	03/2016	291	(279)	11	0
90-Day Eurodollar September Futures	Short	09/2016	5	(6)	0	0
Australia Government 10-Year Bond December Futures	Long	12/2015	17	15	13	(3)
Canada Government 10-Year Bond December Futures	Short	12/2015	158	183	33	(23)
E-mini S&P 500 Index December Futures	Long	12/2015	7,944	(14,190)	13,584	0
Euro-BTP Italy Government Bond December Futures	Long	12/2015	56	156	32	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	38	(97)	0	(6)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	873	934	0	(27)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	134	(172)	11	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	17	(48)	10	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	127	259	0	(87)

Total Futures Contracts				$(14,511)	$13,760	$(176)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$137,511	$4,015	$(5,380)	$487	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	5,000	1	11	10	(2)
CDX.IG-23 5-Year Index	1.000%	12/20/2019	46,500	275	(439)	2	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	219,100	1,165	(2,807)	6	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	32,000	115	(11)	1	(6)

				$5,571	$(8,626)	$506	$(8)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

48	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$	1,296,600	$(4,275)	$(4,373)	$192	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		730,600	(14,110)	(10,795)	300	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		153,700	3,818	1,084	0	(118)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		54,600	(904)	(904)	46	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		241,000	(7,631)	(8,642)	117	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		18,000	460	640	0	(17)
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		6,300	246	298	0	(6)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		85,900	(3,435)	(4,149)	264	0
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	EUR	600	3	(3)	0	(2)
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020	GBP	5,300	(122)	(86)	0	(8)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		15,900	(640)	(486)	0	(50)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		17,100	(235)	(483)	0	(108)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	1,400	1	(1)	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		114,400	90	(28)	5	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		20,000	27	(17)	1	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		80,000	(17)	(17)	25	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		33,600	(8)	(8)	10	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023		1,400	(2)	(2)	1	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023		1,400	0	(3)	1	0
Pay	28-Day MXN-TIIE	5.980%	08/26/2024		24,400	(27)	(49)	10	0
Pay	28-Day MXN-TIIE	5.890%	03/26/2025		37,700	(75)	(79)	16	0
Pay	28-Day MXN-TIIE	6.360%	06/09/2025		22,800	2	2	10	0
Pay	28-Day MXN-TIIE	7.635%	06/09/2025		43,300	5	5	11	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		40,000	(13)	(32)	16	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		21,700	(33)	(17)	10	0

						$(26,875)	$(28,145)	$1,035	$(309)

Total Swap Agreements						$(21,304)	$(36,771)	$1,541	$(317)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $74,905 and cash of $10,453 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$23	$13,760	$1,550	$15,333	$0	$(176)	$(317)	$(493)

(4)	Unsettled variation margin asset of $9 for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	32,786	$		24,224	$1,190	$0
	11/2015		CNY	70,073			11,187	203	0

BOA	10/2015		JPY	478,800			4,000	8	0
	10/2015	$		21,672		GBP	14,255	0	(108)
	10/2015			4,626		KRW	5,359,684	0	(107)
	11/2015		CNY	22,125	$		3,533	65	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015		GBP	14,255	$		21,669	$108	$0
	11/2015	$		15,450		AUD	22,176	81	0
	11/2015			3,894		JPY	483,400	137	0
	12/2015		HKD	1,209	$		156	0	0
	12/2015	$		412		MXN	7,006	0	0
	05/2016		BRL	41,096	$		11,718	2,033	0
	06/2016		EUR	11,782			16,131	2,894	0
	06/2016	$		12,916		EUR	11,782	438	(116)

BPS	12/2015		JPY	10,540,000	$		87,524	0	(454)
	12/2015		MXN	65,943			3,875	0	(2)
	01/2016		DKK	10,545			1,641	58	0
	04/2016		BRL	45,000			12,587	1,899	0
	08/2016		CNY	43,672			6,600	0	(81)

BRC	10/2015		SGD	17,435			12,454	204	0
	11/2015		CNY	215,567			33,037	0	(753)
	06/2016		EUR	2,227			3,062	559	0

CBK	10/2015	$		19,022		SGD	27,259	129	0
	11/2015		CNY	9,749	$		1,556	28	0
	11/2015		JPY	1,789,300			14,453	0	(469)
	11/2015	$		16,805		JPY	2,014,800	0	(2)
	12/2015		SGD	27,259	$		18,967	0	(144)
	07/2016		BRL	23,249			6,046	658	0
	10/2016			19,800			5,014	522	0

DUB	10/2015			28,223			7,045	0	(74)
	10/2015		DKK	3,683			570	18	0
	10/2015	$		7,104		BRL	28,223	15	0
	10/2015		ZAR	1,447	$		115	11	0
	11/2015		CNY	57,238			9,139	167	0
	11/2015	$		6,974		BRL	28,223	67	0
	01/2016		BRL	34,300	$		10,035	1,657	0
	01/2016		DKK	25,012			3,860	106	0
	06/2016		EUR	1,889			2,387	301	(36)
	06/2016	$		2,553		EUR	1,889	0	(431)

FBF	10/2015			14,128		SGD	19,868	0	(169)
	11/2015			3,107		CAD	4,073	0	(56)
	12/2015			260		MXN	4,485	3	0

GLM	10/2015		DKK	9,307	$		1,440	46	0
	10/2015		EUR	113,083			127,610	1,251	0
	10/2015		TWD	402,041			12,325	159	0
	10/2015	$		101,150		EUR	89,220	0	(1,456)
	11/2015		AUD	7,101	$		5,053	80	0
	11/2015	$		163		CAD	213	0	(3)
	11/2015			3,258		JPY	401,934	94	0
	01/2016		DKK	7,369	$		1,144	38	0
	07/2016		BRL	60,582			16,906	2,866	0

HUS	10/2015		DKK	6,135			952	34	0
	10/2015		KRW	30,093,458			26,469	1,098	0
	11/2015		CNY	23,571			3,763	68	0
	01/2016			184,224			28,364	0	(250)
	08/2016			65,667			9,927	0	(119)
	01/2021		BRL	1,770			273	4	0

JPM	10/2015			28,223			7,104	0	(15)
	10/2015		DKK	16,098			2,467	56	(1)
	10/2015	$		7,840		BRL	28,223	0	(721)
	10/2015			4,877		KRW	5,659,759	0	(105)
	10/2015			2,209		SGD	3,094	0	(35)
	11/2015		CAD	4,026	$		3,056	40	0
	11/2015		EUR	14,265			16,027	79	0
	05/2016		BRL	56,167			15,934	2,696	0

MSB	10/2015		JPY	7,072,386			58,836	0	(118)
	10/2015	$		58,888		JPY	7,072,386	66	0
	11/2015		GBP	476	$		732	12	0
	11/2015		JPY	7,072,386			58,912	0	(65)
	05/2016		BRL	13,800			3,916	664	0
	06/2016		EUR	3,127			4,301	788	0
	06/2016	$		3,402		EUR	3,127	111	0

NAB	06/2016		EUR	6,803	$		9,341	1,697	0
	06/2016	$		3,650		EUR	3,367	135	0

50	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2016	EUR	8,443	$	11,454	$1,957	$0
	07/2016	$	9,281	EUR	8,443	216	0

NGF	10/2015		1	KRW	1,159	0	0

SCX	10/2015	GBP	14,255	$	22,134	570	0
	10/2015	JPY	586,677		4,900	8	0
	10/2015	KRW	14,705,592		12,475	77	0
	11/2015	AUD	14,302		10,412	395	0
	08/2016	CNY	32,097		4,850	0	(61)

SOG	08/2016		11,240		1,700	0	(20)

UAG	10/2015	$	26,696	EUR	23,863	0	(31)
	11/2015	CAD	233	$	177	2	0
	11/2015	CNY	70,476		11,253	206	0
	11/2015	EUR	23,863		26,708	31	0
	11/2015	$	46,243	JPY	5,547,100	50	(31)
	12/2015		263	MXN	4,417	0	(4)
	01/2016	DKK	9,380	$	1,376	0	(33)
	08/2016	CNY	9,406		1,423	0	(16)

Total Forward Foreign Currency Contracts						$29,153	$(6,086)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.950%	10/21/2015	$	30,000	$3	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	27,039	$449	$232

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	6,600	42	106

BRC	Call - OTC USD versus CNH		6.500	02/02/2016		381	8	5
	Call - OTC USD versus CNH		7.500	02/02/2016		381	2	1

HUS	Put - OTC USD versus CNH		6.443	08/16/2016		9,700	56	163
	Put - OTC USD versus CNH		6.442	08/17/2016		6,500	34	109

JPM	Call - OTC USD versus CNH		6.400	02/02/2016		8,360	226	153
	Call - OTC USD versus CNH		7.400	02/02/2016		8,360	50	18

SOG	Put - OTC USD versus CNH		6.444	08/17/2016		1,700	9	29

UAG	Call - OTC USD versus CNH		6.500	02/02/2016		7,979	168	104
	Call - OTC USD versus CNH		7.500	02/02/2016		7,979	44	15

							$1,088	$935

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	29,900	$33	$99

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		18,800	21	62
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		129,400	144	432
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		24,400	1,216	653
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		18,800	938	528

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		42,500	323	1

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		262,600	69	1
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		192,800	214	635

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		10,800	296	203

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		96,700	97	319
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		163,500	180	540
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		235,600	554	36
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		231,000	601	46
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		154,000	1,114	1,496

								$5,800	$5,051

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$22,000	$53	$1

Total Purchased Options						$6,944	$5,987

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$	11,000	$(19)	$(24)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		12,900	(8)	(2)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		12,900	(17)	(28)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		13,200	(9)	(2)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		13,200	(15)	(37)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		17,400	(33)	(24)

							$(101)	$(117)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	27,039	$(178)	$(65)
	Call - OTC EUR versus USD		1.154	12/04/2015		27,039	(271)	(174)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016	$	1,558	(50)	(139)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		6,600	(82)	(86)

BRC	Call - OTC USD versus CNH		7.000	02/02/2016		762	(8)	(3)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		7,910	(128)	(658)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		9,700	(115)	(128)
	Call - OTC USD versus CNH		6.975	08/17/2016		6,500	(75)	(86)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		3,803	(122)	(340)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		16,720	(176)	(80)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		1,700	(20)	(22)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016		15,958	(146)	(63)

							$(1,371)	$(1,844)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(10)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	(1)

						$(15)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$	4,000	$(8)	$(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		10,000	(109)	(161)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		19,900	(242)	(510)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		20,200	(369)	(118)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		24,800	(512)	(134)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		34,000	(591)	(178)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015		10,000	(323)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		39,800	(563)	(1,019)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016		10,800	(298)	(388)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016		231,600	(486)	(42)

52	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016	$	231,000	$(485)	$(55)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		102,400	(1,755)	(492)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		19,900	(98)	(178)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		19,900	(98)	(39)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		28,100	(342)	(288)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016		35,400	(399)	(162)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016		35,000	(1,113)	(1,296)

								$(7,791)	$(5,062)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$44,000	$(53)	$0

Total Written Options						$(9,331)	$(7,025)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	507	$976,662	AUD	27,600	CAD	0	EUR	70,025	$(8,439)
Sales	146	503,756		0		38,932		271,862	(6,668)
Closing Buys	(653)	(195,207)		(27,600)		(19,466)		(192,348)	3,347
Expirations	0	(141,300)		0		(19,466)		(69,086)	1,574
Exercised	0	(69,800)		0		0		(26,375)	855

Balance at End of Period	0	$1,074,111	AUD	0	CAD	0	EUR	54,078	$(9,331)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Republic of Korea	1.000%	09/20/2022	0.910%	$ 700	$10	$(6)	$4	$0

BPS	Republic of Korea	1.000%	09/20/2022	0.910%	300	5	(3)	2	0

BRC	Brazil Government International Bond	1.000%	06/20/2016	2.532%	900	(1)	(9)	0	(10)
	General Electric Capital Corp.	1.000%	09/20/2016	0.148%	800	9	(2)	7	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%	500	(8)	8	0	0

DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.172%	400	6	(3)	3	0
	Brazil Government International Bond	1.000%	06/20/2016	2.532%	400	(1)	(3)	0	(4)
	Export-Import Bank of China	1.000%	06/20/2017	0.688%	100	(4)	5	1	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.313%	800	10	(4)	6	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%	800	(6)	7	1	0
	Mexico Government International Bond	1.000%	06/20/2016	0.724%	1,900	5	(1)	4	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%	7,500	0	52	52	0

FBF	Brazil Government International Bond	1.000%	06/20/2016	2.532%	1,700	(2)	(16)	0	(18)
	Dell, Inc.	1.000%	12/20/2019	2.645%	5,000	(244)	(79)	0	(323)

GST	Brazil Government International Bond	1.000%	12/20/2019	4.714%	1,300	(40)	(139)	0	(179)
	Japan Government International Bond	1.000%	12/20/2015	0.085%	1,400	(13)	16	3	0
	Mexico Government International Bond	1.000%	06/20/2016	0.724%	3,600	(122)	130	8	0
	Novo Banco S.A.	5.000%	12/20/2015	6.509%	EUR 1,300	0	(3)	0	(3)
	Spain Government International Bond	1.000%	06/20/2019	0.817%	$ 3,400	2	22	24	0

HUS	Brazil Government International Bond	1.000%	06/20/2016	2.532%	5,300	(142)	85	0	(57)
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%	200	(3)	3	0	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%	3,500	(9)	(29)	0	(38)

JPM	China Government International Bond	1.000%	12/20/2019	1.030%	15,400	107	(122)	0	(15)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	3.471%	3,700	(219)	200	0	(19)
	Spain Government International Bond	1.000%	06/20/2019	0.817%	4,000	(2)	30	28	0

MYC	Indonesia Government International Bond	1.000%	09/20/2016	1.060%	1,600	(122)	122	0	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%	1,400	(9)	11	2	0
	Republic of Korea	1.000%	09/20/2022	0.910%	100	1	0	1	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%	1,500	3	7	10	0

						$(789)	$279	$156	$(666)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$784	$(155)	$10	$0	$(145)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	600	80	(14)	66	0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	700	94	(17)	77	0

GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	386	0	4	4	0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	675	0	7	7	0

					$19	$(10)	$154	$(145)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	485	$0	$67	$67	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		100	1	(4)	0	(3)
	Pay	1-Month GBP-UKRPI	3.353%	04/02/2045		1,000	0	(25)	0	(25)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	8,400	(17)	(176)	0	(193)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		15,500	18	(346)	0	(328)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		44,500	117	(905)	0	(788)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	9,200	(10)	(8)	0	(18)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	240	2	31	33	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	86,600	(165)	(2,609)	0	(2,774)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		69,100	31	(1,617)	0	(1,586)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		31,200	(5)	(656)	0	(661)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		111,200	9	(2,136)	0	(2,127)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	9,200	(1)	(11)	0	(12)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	220	0	13	13	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	5,500	2	(118)	0	(116)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		12,200	(2)	(214)	0	(216)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	10,900	(3)	(133)	0	(136)

DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	1,000	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		39,200	126	(1,172)	0	(1,046)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		8,300	1	(192)	0	(191)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		53,000	5	(1,128)	0	(1,123)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		60,600	2	(1,161)	0	(1,159)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		40,700	66	(787)	0	(721)

FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	100	1	5	6	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		310	0	43	43	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		128	0	9	9	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		200	2	23	25	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	8,300	34	(256)	0	(222)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		25,300	(3)	(441)	0	(444)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		12,800	34	(261)	0	(227)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	3,460	0	56	56	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	62,200	0	(42)	0	(42)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		28,600	(8)	(598)	0	(606)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		68,400	71	(1,283)	0	(1,212)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		23,900	0	10	10	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	15,900	(52)	(6)	0	(58)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		21,400	(2)	22	20	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		31,800	(3)	(398)	0	(401)

54	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	500	$(1)	$0	$0	$(1)

HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	55,400	(2)	(35)	0	(37)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		35,400	(70)	(743)	0	(813)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		83,100	(28)	(1,732)	0	(1,760)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		45,200	71	(872)	0	(801)

JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	200	1	24	25	0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		250	0	35	35	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	25,300	(14)	(522)	0	(536)

UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021		8,100	28	(244)	0	(216)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		20,800	40	(517)	0	(477)

							$276	$(21,011)	$342	$(21,077)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	S&P 500 Total Return Index	174,521	3-Month USD-LIBOR plus a specified spread	05/31/2016	$	674,394		$(52,121)	$0	$(52,121)

Total Swap Agreements								$(494)	$(72,863)	$652	$(74,009)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $80,561 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$1,393	$0	$0	$1,393	$0	$0	$0	$0	$1,393	$(1,280)	$113
BOA	5,764	232	137	6,133	(331)	(1,050)	(1,500)	(2,881)	3,252	(3,050)	202
BPS	1,957	106	35	2,098	(537)	(86)	(59,281)	(59,904)	(57,806)	71,085	13,279
BRC	763	6	7	776	(753)	(57)	(10)	(820)	(44)	(150)	(194)
CBK	1,337	99	90	1,526	(615)	(2)	(468)	(1,085)	441	344	785
DUB	2,342	1,675	67	4,084	(541)	(430)	(4,245)	(5,216)	(1,132)	769	(363)
FBF	3	1	83	87	(225)	(659)	(1,234)	(2,118)	(2,031)	2,430	399
GLM	4,534	637	86	5,257	(1,459)	(1,019)	(2,320)	(4,798)	459	(1,250)	(791)
GST	0	0	39	39	0	0	(182)	(182)	(143)	0	(143)
HUS	1,204	272	0	1,476	(369)	(214)	(3,506)	(4,089)	(2,613)	2,634	21
JPM	2,871	374	60	3,305	(877)	(871)	(34)	(1,782)	1,523	(1,550)	(27)
MSB	1,641	0	0	1,641	(183)	0	0	(183)	1,458	(1,500)	(42)
MYC	0	2,437	48	2,485	0	(2,552)	(536)	(3,088)	(603)	822	219
NAB	4,005	0	0	4,005	0	0	0	0	4,005	(3,970)	35
NGF	0	0	0	0	0	0	0	0	0	(582)	(582)
SCX	1,050	0	0	1,050	(61)	0	0	(61)	989	586	1,575
SOG	0	29	0	29	(20)	(22)	0	(42)	(13)	0	(13)
UAG	289	119	0	408	(115)	(63)	(693)	(871)	(463)	942	479

Total Over the Counter	$29,153	$5,987	$652	$35,792	$(6,086)	$(7,025)	$(74,009)	$(87,120)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$23	$23
Futures	0	0	13,584	0	176	13,760
Swap Agreements	0	506	0	0	1,044	1,550

	$0	$506	$13,584	$0	$1,243	$15,333

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$29,153	$0	$29,153
Purchased Options	0	0	0	935	5,052	5,987
Swap Agreements	0	310	0	0	342	652

	$0	$310	$0	$30,088	$5,394	$35,792

	$0	$816	$13,584	$30,088	$6,637	$51,125

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$176	$176
Swap Agreements	0	8	0	0	309	317

	$0	$8	$0	$0	$485	$493

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,086	$0	$6,086
Written Options	0	117	0	1,844	5,064	7,025
Swap Agreements	0	811	52,121	0	21,077	74,009

	$0	$928	$52,121	$7,930	$26,141	$87,120

	$0	$936	$52,121	$7,930	$26,626	$87,613

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(46)	$(46)
Written Options	0	0	0	0	285	285
Futures	0	0	(47,068)	0	(939)	(48,007)
Swap Agreements	0	4,021	0	0	(17,301)	(13,280)

	$0	$4,021	$(47,068)	$0	$(18,001)	$(61,048)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,789)	$0	$(3,789)
Purchased Options	0	(26)	0	(872)	(261)	(1,159)
Written Options	0	114	0	2,561	1,155	3,830
Swap Agreements	0	533	51,897	(33)	(1,660)	50,737

	$0	$621	$51,897	$(2,133)	$(766)	$49,619

	$0	$4,642	$4,829	$(2,133)	$(18,767)	$(11,429)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(12)	$(12)
Written Options	0	0	0	0	119	119
Futures	0	0	(16,069)	0	(2,500)	(18,569)
Swap Agreements	0	(10,359)	0	0	1,097	(9,262)

	$0	$(10,359)	$(16,069)	$0	$(1,296)	$(27,724)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,950	$0	$3,950
Purchased Options	0	11	0	81	150	242
Written Options	0	(16)	0	42	2,612	2,638
Swap Agreements	0	(489)	(94,859)	0	(17,981)	(113,329)

	$0	$(494)	$(94,859)	$4,073	$(15,219)	$(106,499)

	$0	$(10,853)	$(110,928)	$4,073	$(16,515)	$(134,223)

56	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,634	$0	$5,634
Corporate Bonds & Notes
Banking & Finance	0	188,645	0	188,645
Industrials	0	47,251	0	47,251
Utilities	0	44,612	0	44,612
Municipal Bonds & Notes
California	0	3,291	0	3,291
Illinois	0	1,879	0	1,879
Iowa	0	573	0	573
Nevada	0	137	0	137
New Jersey	0	1,347	0	1,347
New York	0	1,335	0	1,335
North Carolina	0	223	0	223
Ohio	0	2,035	0	2,035
West Virginia	0	459	0	459
U.S. Government Agencies	0	152,653	0	152,653
U.S. Treasury Obligations	0	564,741	0	564,741
Mortgage-Backed Securities	0	57,277	0	57,277
Asset-Backed Securities	0	104,601	0	104,601
Sovereign Issues	0	103,781	0	103,781
Convertible Preferred Securities
Banking & Finance	0	7,532	0	7,532
Preferred Securities
Banking & Finance	1,670	0	0	1,670
Short-Term Instruments
Certificates of Deposit	0	14,893	0	14,893
Repurchase Agreements	0	138	0	138
Japan Treasury Bills	0	96,781	0	96,781
U.S. Treasury Bills	0	83,524	0	83,524
	$1,670	$1,483,342	$0	$1,485,012

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$142,970	$0	$0	$142,970

Total Investments	$144,640	$1,483,342	$0	$1,627,982

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(291,860)	$0	$(291,860)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13,760	1,564	0	15,324
Over the counter	0	35,792	0	35,792
	$13,760	$37,356	$0	$51,116

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(176)	(317)	0	(493)
Over the counter	0	(87,120)	0	(87,120)
	$(176)	$(87,437)	$0	$(87,613)

Totals	$158,224	$1,141,401	$0	$1,299,625

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.3%

BANK LOAN OBLIGATIONS 0.5%
Charter Communications Operating LLC
3.500% due 01/24/2023		$800	$796
Community Health Systems, Inc.
3.575% due 12/31/2018		594	594
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		950	949
HCA, Inc.
2.944% due 03/31/2017		2,863	2,864

Total Bank Loan Obligations (Cost $5,197)			5,203

CORPORATE BONDS & NOTES 21.8%

BANKING & FINANCE 14.3%
ABN AMRO Bank NV
4.750% due 07/28/2025		300	298
American Honda Finance Corp.
0.784% due 10/07/2016		3,200	3,210
ASIF
3.000% due 02/17/2017	EUR	200	230
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		$3,600	3,814
Banco del Estado de Chile
4.125% due 10/07/2020		2,000	2,102
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	800	961
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$300	299
4.625% due 02/13/2017		5,000	5,025
Banco Santander Chile
1.887% due 01/19/2016		1,000	1,001
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	600	625
Bank of America Corp.
1.196% due 04/01/2019		$1,500	1,502
2.650% due 04/01/2019		6,700	6,782
3.750% due 07/12/2016		2,800	2,856
4.125% due 01/22/2024		500	524
5.650% due 05/01/2018		1,200	1,310
6.100% due 03/17/2025 (e)		400	389
6.875% due 04/25/2018		7,300	8,164
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (e)		2,700	2,663
Barclays Bank PLC
10.179% due 06/12/2021		11,400	14,961
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	203
6.500% due 03/10/2021		200	214
6.750% due 09/30/2022		2,200	2,387
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		400	403
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,500	1,705
Caixa Economica Federal
4.250% due 05/13/2019		$800	705
Citigroup, Inc.
0.603% due 06/09/2016		7,900	7,862
1.001% due 11/15/2016		7,000	7,011
5.950% due 05/15/2025 (e)		900	849
Credit Agricole S.A.
6.500% due 06/23/2021 (e)	EUR	1,100	1,225
7.500% due 06/23/2026 (e)	GBP	200	292
7.875% due 01/23/2024 (e)		$200	200
8.125% due 09/19/2033		400	438

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Bank AG
0.795% due 05/30/2017		$1,600	$1,593
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		3,100	3,109
2.500% due 01/15/2016		2,500	2,512
8.000% due 12/15/2016		200	215
General Motors Financial Co., Inc.
2.400% due 04/10/2018		8,800	8,732
2.750% due 05/15/2016		2,000	2,012
HBOS PLC
1.027% due 09/30/2016		3,000	2,997
HSBC Holdings PLC
4.250% due 08/18/2025		1,100	1,087
HSBC USA, Inc.
1.081% due 08/07/2018		700	699
International Lease Finance Corp.
6.750% due 09/01/2016		100	104
Intesa Sanpaolo SpA
3.125% due 01/15/2016		4,800	4,826
JPMorgan Chase & Co.
0.952% due 02/26/2016		4,900	4,905
3.150% due 07/05/2016		2,100	2,136
3.450% due 03/01/2016		200	202
3.900% due 07/15/2025		2,300	2,356
5.300% due 05/01/2020 (e)		2,900	2,856
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		200	284
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	200	306
Morgan Stanley
3.800% due 04/29/2016		$1,200	1,220
3.875% due 04/29/2024		1,700	1,739
MUFG Union Bank N.A.
0.704% due 05/05/2017		3,700	3,688
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	207
Novo Banco S.A.
5.000% due 05/23/2019		100	106
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	28,900	4,328
2.000% due 01/01/2016		3,400	512
2.000% due 04/01/2016		7,300	1,104
Rabobank Group
6.875% due 03/19/2020	EUR	2,000	2,634
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	31,400	4,728
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$200	234
7.500% due 08/10/2020 (e)		200	200
Stone Street Trust
5.902% due 12/15/2015		300	303
UBS AG
7.250% due 02/22/2022		600	626
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		300	301
4.125% due 09/24/2025		400	399
Wells Fargo & Co.
0.755% due 04/22/2019		10,200	10,166

			153,636

INDUSTRIALS 5.0%
AbbVie, Inc.
1.061% due 11/06/2015		1,000	1,000
1.200% due 11/06/2015		8,700	8,704
1.800% due 05/14/2018		500	499
2.500% due 05/14/2020		200	199

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.600% due 05/14/2025		$200	$198
4.500% due 05/14/2035		100	95
4.700% due 05/14/2045		100	98
Actavis Funding SCS
1.591% due 03/12/2020		900	893
3.450% due 03/15/2022		1,000	988
Asciano Finance Ltd.
5.000% due 04/07/2018		500	530
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,228
CCO Safari LLC
3.579% due 07/23/2020		100	99
4.464% due 07/23/2022		300	300
4.908% due 07/23/2025		600	598
6.384% due 10/23/2035		100	101
6.484% due 10/23/2045		200	202
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		300	343
CVS Health Corp.
1.900% due 07/20/2018		600	605
2.800% due 07/20/2020		200	203
3.500% due 07/20/2022		100	103
3.875% due 07/20/2025		700	723
4.875% due 07/20/2035		200	211
5.125% due 07/20/2045		200	216
Daimler Finance North America LLC
0.682% due 03/10/2017		5,900	5,855
Enbridge, Inc.
0.976% due 10/01/2016		2,600	2,588
GTL Trade Finance, Inc.
7.250% due 10/20/2017		600	600
HCA, Inc.
3.750% due 03/15/2019		3,900	3,898
Kraft Heinz Foods Co.
1.600% due 06/30/2017		200	200
2.000% due 07/02/2018		300	301
2.800% due 07/02/2020		100	101
3.500% due 07/15/2022		100	102
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		100	106
Kroger Co.
0.819% due 10/17/2016		3,300	3,299
QUALCOMM, Inc.
4.650% due 05/20/2035		200	183
4.800% due 05/20/2045		300	263
Reynolds American, Inc.
1.050% due 10/30/2015		1,100	1,100
Rohm & Haas Co.
6.000% due 09/15/2017		29	31
STATS ChipPAC Ltd.
4.500% due 03/20/2018		600	602
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	4,590	5,398
Volkswagen International Finance NV
0.654% due 11/18/2015		$8,200	8,178
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		1,400	1,403

			53,552

UTILITIES 2.5%
AT&T, Inc.
1.257% due 06/30/2020		500	497
2.450% due 06/30/2020		100	99
3.000% due 06/30/2022		700	684
3.400% due 05/15/2025		400	383

58	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 05/15/2035	$100	$92
4.750% due 05/15/2046	100	92
BellSouth Corp.
4.821% due 04/26/2021	4,400	4,490
Majapahit Holding BV
7.750% due 01/20/2020	200	223
Petrobras Global Finance BV
1.953% due 05/20/2016	600	567
2.429% due 01/15/2019	3,500	2,424
2.694% due 03/17/2017	400	345
3.214% due 03/17/2020	700	481
3.500% due 02/06/2017	200	178
4.375% due 05/20/2023	800	524
4.875% due 03/17/2020	200	147
5.375% due 01/27/2021	100	73
5.750% due 01/20/2020	2,500	1,881
7.875% due 03/15/2019	1,300	1,072
Shell International Finance BV
0.531% due 11/15/2016	2,400	2,401
Verizon Communications, Inc.
1.867% due 09/15/2016	3,100	3,130
2.086% due 09/14/2018	3,500	3,601
2.500% due 09/15/2016	686	696
3.650% due 09/14/2018	2,300	2,425

		26,505

Total Corporate Bonds & Notes (Cost $237,085)		233,693

MUNICIPAL BONDS & NOTES 1.1%

ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,157

CALIFORNIA 0.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	138
6.918% due 04/01/2040	900	1,188
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	140
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,082
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,592
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,205
5.813% due 06/01/2040	1,300	1,601
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	224

		8,170

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	100	112
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	410
7.750% due 01/01/2042	600	601

		1,123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	$100	$116

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,347

NEW YORK 0.0%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	111

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	111

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	90

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	127

Total Municipal Bonds & Notes (Cost $10,512)		12,352

U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
0.544% due 07/25/2037	39	39
0.574% due 07/25/2037	43	43
0.594% due 09/25/2035	70	70
0.604% due 09/25/2035	111	112
0.914% due 06/25/2037	176	179
0.924% due 06/25/2040	257	262
2.310% due 08/01/2022	100	101
3.000% due 10/01/2045	3,700	3,752
3.500% due 10/01/2045	1,000	1,044
4.000% due 07/01/2018 - 10/01/2045	33,709	29,363
4.500% due 07/01/2018 - 10/01/2041	5,614	6,079
5.000% due 01/01/2028 - 09/01/2041	6,459	7,141
5.500% due 02/01/2018 - 09/01/2041	10,349	11,596
6.000% due 07/01/2036 - 05/01/2041	2,881	3,263
6.500% due 10/01/2035	41	47
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	478	477
Freddie Mac
0.777% due 06/15/2041	989	1,001
0.907% due 08/15/2037	143	145
0.917% due 10/15/2037	29	29
0.927% due 05/15/2037 - 09/15/2037	172	176
4.000% due 06/15/2038 - 07/15/2042	2,020	2,254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 10/01/2045 - 11/01/2045	$19,000	$12,982
5.000% due 03/01/2038	2,826	3,105
5.500% due 07/01/2028 - 07/01/2038	413	461
Ginnie Mae
0.780% due 11/20/2062	4,838	4,863
3.500% due 01/15/2042 - 11/01/2045	13,062	13,673
4.000% due 10/01/2045	2,000	2,133
5.000% due 08/15/2038 - 05/15/2039	944	1,043
6.000% due 08/15/2037	130	150
Small Business Administration
4.430% due 05/01/2029	161	174
5.290% due 12/01/2027	35	39
5.490% due 03/01/2028	275	308
6.220% due 12/01/2028	40	46

Total U.S. Government Agencies (Cost $104,688)		106,150

U.S. TREASURY OBLIGATIONS 37.1%
U.S. Treasury Bonds
3.000% due 11/15/2044 (k)	1,050	1,073
3.125% due 08/15/2044 (k)	9,500	9,950
4.250% due 05/15/2039 (k)	4,000	5,046
4.500% due 08/15/2039 (k)	6,000	7,834
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)(k)	6,643	6,484
0.125% due 07/15/2022 (i)(k)	26,360	25,747
0.125% due 01/15/2023 (i)	2,792	2,696
0.125% due 07/15/2024 (i)	4,020	3,843
0.250% due 01/15/2025	1,511	1,451
0.375% due 07/15/2023 (i)(k)	7,384	7,268
0.750% due 02/15/2045 (k)	5,067	4,409
1.750% due 01/15/2028 (k)	3,645	4,037
2.000% due 01/15/2026	721	811
2.375% due 01/15/2025 (k)	16,459	18,971
2.375% due 01/15/2027	12,645	14,827
2.500% due 01/15/2029 (k)	6,892	8,284
3.625% due 04/15/2028	295	392
U.S. Treasury Notes
2.000% due 08/15/2025	15,300	15,229
2.125% due 05/15/2025 (g)(k)	18,200	18,319
2.375% due 08/15/2024 (m)(k)	22,900	23,598
1.375% due 08/31/2020 (g)(k)	66,800	66,899
1.875% due 08/31/2022 (k)	133,200	134,370
2.000% due 07/31/2022 (i)(k)	16,600	16,889

Total U.S. Treasury Obligations (Cost $399,467)		398,427

MORTGAGE-BACKED SECURITIES 5.6%
Banc of America Commercial Mortgage Trust
5.733% due 06/10/2049	560	586
BCAP LLC Trust
4.463% due 03/27/2037	1,402	950
Bear Stearns ALT-A Trust
0.354% due 02/25/2034	118	108
0.364% due 04/25/2037	2,990	2,195
ChaseFlex Trust
0.494% due 07/25/2037	1,408	1,217
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.424% due 07/25/2036	2,404	2,188
Countrywide Alternative Loan Trust
0.354% due 02/25/2047	113	95
0.374% due 05/25/2047	782	664

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.544% due 05/25/2037 ^		$6,658	$4,105
1.199% due 02/25/2036		64	58
Countrywide Home Loan Mortgage Pass-Through Trust
2.448% due 11/25/2034		38	36
2.506% due 02/20/2035		55	55
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		3,428	3,536
DBRR Trust
0.853% due 02/25/2045		30	30
Eddystone Finance PLC
1.109% due 04/19/2021	GBP	1,744	2,581
First Horizon Mortgage Pass-Through Trust
2.580% due 11/25/2037 ^		$2,832	2,523
Granite Master Issuer PLC
0.117% due 12/20/2054	EUR	430	479
0.177% due 12/20/2054		159	178
0.476% due 12/20/2054		$187	187
0.748% due 12/20/2054	GBP	1,887	2,842
0.828% due 12/20/2054		861	1,298
Granite Mortgages PLC
0.361% due 01/20/2044	EUR	6	7
0.906% due 03/20/2044	GBP	311	470
0.906% due 06/20/2044		302	456
0.964% due 01/20/2044		6	9
0.966% due 09/20/2044		27	40
GSR Mortgage Loan Trust
2.726% due 09/25/2035		$628	635
3.749% due 11/25/2035		14	14
6.000% due 03/25/2037 ^		19	18
IndyMac Mortgage Loan Trust
0.394% due 11/25/2046		7,544	5,384
0.464% due 10/25/2036		1,654	1,115
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		573	593
5.420% due 01/15/2049		279	290
JPMorgan Mortgage Trust
2.672% due 02/25/2035		5	5
2.686% due 07/25/2035		4,640	4,611
2.741% due 08/25/2034		237	239
5.750% due 01/25/2036 ^		15	13
LB Commercial Mortgage Trust
6.051% due 07/15/2044		4,436	4,716
Leek Finance PLC
0.866% due 12/21/2037	GBP	1,228	1,959
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036		$17	16
0.444% due 11/25/2035		26	24
2.781% due 09/25/2035 ^		406	369
Morgan Stanley Capital Trust
5.439% due 02/12/2044		119	119
5.610% due 04/15/2049		72	73
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035		22	20
Residential Accredit Loans, Inc. Trust
0.379% due 08/25/2036		1,144	913
1.559% due 09/25/2045		116	96
5.500% due 01/25/2035		4,458	4,530
Structured Asset Mortgage Investments Trust
0.324% due 03/25/2037		69	52
0.466% due 07/19/2035		23	22
WaMu Mortgage Pass-Through Certificates Trust
0.929% due 01/25/2047		38	35
1.199% due 02/25/2046		229	212
1.399% due 11/25/2042		142	134
2.400% due 08/25/2046 ^		6,630	5,731
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 01/25/2035		22	22

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.641% due 11/25/2034		$433	$434
2.695% due 07/25/2036 ^		1,373	1,329

Total Mortgage-Backed Securities (Cost $60,370)			60,616

ASSET-BACKED SECURITIES 6.4%
ACE Securities Corp. Home Equity Loan Trust
3.194% due 08/25/2040 ^		3,142	2,706
Asset-Backed Securities Corp. Home Equity Loan Trust
0.834% due 07/25/2035		300	274
Bear Stearns Asset-Backed Securities Trust
0.354% due 08/25/2036		1,721	1,505
BNC Mortgage Loan Trust
0.294% due 05/25/2037		27	26
Citigroup Mortgage Loan Trust, Inc.
0.354% due 09/25/2036		10,973	8,042
Cornerstone CLO Ltd.
0.509% due 07/15/2021		1,199	1,188
Countrywide Asset-Backed Certificates
0.434% due 03/25/2036		1,219	1,099
0.904% due 12/25/2035		2,800	2,170
5.089% due 10/25/2046 ^		10,938	10,408
Duane Street CLO Ltd.
0.536% due 01/11/2021		265	265
First Franklin Mortgage Loan Trust
0.684% due 09/25/2035		894	875
Goldentree Loan Opportunities Ltd.
1.589% due 04/17/2022		9,945	9,960
GSAMP Trust
0.264% due 12/25/2036		26	14
Hillmark Funding Ltd.
0.583% due 05/21/2021		464	456
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	108	121
Lockwood Grove CLO Ltd.
1.665% due 01/25/2024		$1,900	1,895
MASTR Asset-Backed Securities Trust
0.244% due 01/25/2037		35	16
Merrill Lynch Mortgage Investors Trust
0.344% due 08/25/2037		9,339	5,637
Residential Asset Securities Corp. Trust
0.674% due 01/25/2036		10,000	7,231
RMF Euro CDO PLC
0.278% due 09/11/2022	EUR	9	11
SG Mortgage Securities Trust
0.374% due 02/25/2036		$11,814	7,505
Skellig Rock BV
0.269% due 11/30/2022	EUR	70	78
SLM Private Education Loan Trust
1.307% due 08/15/2023		$1,619	1,620
3.457% due 05/16/2044		251	261
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	691	753
Soundview Home Loan Trust
0.274% due 06/25/2037		$16	10
0.304% due 02/25/2037		8,737	3,680
Venture CDO Ltd.
0.515% due 07/22/2021		419	413
Wells Fargo Home Equity Asset-Backed Securities Trust
0.784% due 11/25/2035		1,000	918

Total Asset-Backed Securities (Cost $67,692)			69,137

SOVEREIGN ISSUES 6.7%
Brazil Letras do Tesouro Nacional (c)
0.000% due 01/01/2016	BRL	27,200	6,631

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 04/01/2016	BRL	35,900	$8,449
0.000% due 07/01/2016		18,000	4,082
0.000% due 10/01/2016		12,700	2,767
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		15,300	3,128
10.000% due 01/01/2025		112,100	20,728
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,374
Korea Development Bank
3.250% due 09/20/2016		100	102
3.500% due 08/22/2017		300	311
Mexico Government International Bond
4.750% due 06/14/2018	MXN	24,300	1,445
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,807
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	100	80
3.000% due 02/24/2024		100	78
3.000% due 02/24/2025		100	77
3.000% due 02/24/2026		100	76
3.000% due 02/24/2027		100	74
3.000% due 02/24/2028		100	73
3.000% due 02/24/2029		100	72
3.000% due 02/24/2030		100	71
3.000% due 02/24/2031		100	70
3.000% due 02/24/2032		100	69
3.000% due 02/24/2033		100	68
3.000% due 02/24/2034		100	67
3.000% due 02/24/2035		100	66
3.000% due 02/24/2036		100	65
3.000% due 02/24/2037		100	65
3.000% due 02/24/2038		100	64
3.000% due 02/24/2039		100	64
3.000% due 02/24/2040		100	64
3.000% due 02/24/2041		100	64
3.000% due 02/24/2042		100	64
3.800% due 08/08/2017	JPY	390,000	2,747
4.750% due 04/17/2019	EUR	1,700	1,663
Slovenia Government International Bond
4.125% due 02/18/2019		$800	846
5.250% due 02/18/2024		1,500	1,656
5.850% due 05/10/2023		600	688
Spain Government International Bond
1.600% due 04/30/2025	EUR	1,100	1,207
4.400% due 10/31/2023		4,800	6,479
5.150% due 10/31/2044		2,150	3,399

Total Sovereign Issues (Cost $88,669)			71,900

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.2%

CERTIFICATES OF DEPOSIT 0.5%
Credit Suisse
0.742% due 12/07/2015		$4,900	4,900

REPURCHASE AGREEMENTS (f) 0.0%
			516

60	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 6.3%
(0.015%) due 12/14/2015 - 12/21/2015 (b)	JPY	8,060,000	$67,188

U.S. TREASURY BILLS 1.4%
0.132% due 11/12/2015 - 02/18/2016 (b)(g)(i)(k)		$15,011	15,010

Total Short-Term Instruments (Cost $87,541)			87,614

Total Investments in Securities (Cost $1,061,221)			1,045,092

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 23.0%

SHORT-TERM INSTRUMENTS 23.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.0%
PIMCO Short-Term Floating NAV Portfolio III	24,887,521	$246,760

Total Short-Term Instruments (Cost $246,820)		246,760

Total Investments in Affiliates (Cost $246,820)		246,760

Total Investments 120.3% (Cost $1,308,041)		$1,291,852

Financial Derivative Instruments (h)(j) (9.7%) (Cost or Premiums, net $(1,781))		(104,392)

Other Assets and Liabilities, net (10.6%)		(113,849)

Net Assets 100.0%		$1,073,611

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$516	U.S. Treasury Notes 4.875% due 08/15/2016	$(528)	$516	$516

Total Repurchase Agreements						$(528)	$516	$516

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.300%	09/25/2015	10/02/2015	$(21,320)	$(21,321)

Total Reverse Repurchase Agreements					$(21,321)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.000%	09/21/2015	10/05/2015	$(5,185)	$(5,185)
	0.260%	09/24/2015	10/01/2015	(149)	(150)
	0.350%	09/25/2015	10/02/2015	(9,297)	(9,298)

Total Sale-Buyback Transactions					$(14,633)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $6,619 at a weighted average interest rate of (0.423%).
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	61

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$ 38,200	$(38,366)	$(38,736)
Fannie Mae	3.500%	10/01/2045	36,000	(37,313)	(37,570)
Fannie Mae	3.500%	11/01/2045	17,200	(17,800)	(17,911)
Fannie Mae	4.000%	10/01/2045	54,600	(57,926)	(58,256)
Fannie Mae	4.000%	11/01/2045	62,000	(65,819)	(66,030)

				$(217,224)	$(218,503)

Total Short Sales				$(217,224)	$(218,503)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $36,585 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
JPS	$0	$(21,321)	$0	$(21,321)	$21,432	$111
SSB	516	0	0	516	(528)	(12)

Master Securities Forward Transaction Agreement
GSC	0	0	(14,633)	(14,633)	14,672	39

Total Borrowings and Other Financing Transactions	$516	$(21,321)	$(14,633)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(21,321)	$0	$0	$(21,321)

Total	$0	$(21,321)	$0	$0	$(21,321)

Sale-Buyback Transactions
U.S. Treasury Obligations	(150)	(14,483)	0	0	(14,633)

Total	$(150)	$(14,483)	$0	$0	$(14,633)

Total Borrowings	$(150)	$(35,804)	$0	$0	$(35,954)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(35,954)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.750	11/20/2015	119	$1	$1
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/20/2015	214	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	900	7	13

				$10	$16

Total Purchased Options				$10	$16

62	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	738	$750	$0	$(28)
90-Day Eurodollar December Futures	Short	12/2016	1,489	(1,885)	56	0
90-Day Eurodollar June Futures	Short	06/2016	26	(29)	1	0
90-Day Eurodollar March Futures	Short	03/2016	226	(217)	8	0
90-Day Eurodollar September Futures	Short	09/2016	4	(5)	0	0
Australia Government 10-Year Bond December Futures	Long	12/2015	13	11	10	(2)
Canada Government 10-Year Bond December Futures	Short	12/2015	125	145	26	(18)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	91	250	52	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	39	(99)	0	(6)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	783	815	0	(24)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	126	(167)	10	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	107	218	0	(74)

Total Futures Contracts				$(213)	$163	$(152)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$109,296	$3,191	$(4,566)	$392	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	3,900	1	8	8	(2)
CDX.IG-23 5-Year Index	1.000%	12/20/2019	35,000	207	(329)	1	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	150,000	798	(1,852)	3	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	21,800	78	(7)	1	(4)

				$4,275	$(6,746)	$405	$(6)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$	915,000	$(3,017)	$(3,088)	$136	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		605,500	(11,694)	(8,944)	249	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		126,100	3,133	914	0	(97)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		41,700	(691)	(691)	35	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		163,300	(5,171)	(5,856)	80	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		14,000	358	498	0	(13)
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		6,200	242	293	0	(6)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		65,900	(2,635)	(3,159)	203	0
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	EUR	2,950	17	(17)	0	(7)
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020	GBP	5,100	(118)	(83)	0	(8)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		14,200	(572)	(434)	0	(44)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		13,100	(180)	(370)	0	(83)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	14,200	15	(13)	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,800	1	(1)	0	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		33,000	45	(26)	1	0
Pay	28-Day MXN-TIIE	5.145%	04/02/2020		12,100	(4)	7	2	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		76,800	(16)	(16)	24	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		31,000	(7)	(7)	10	0
Pay	28-Day MXN-TIIE	5.580%	11/10/2021		32,800	(16)	(16)	10	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021		25,500	(24)	(16)	8	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
Pay	28-Day MXN-TIIE	7.635%	06/09/2025		32,200	3	4	8	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	28-Day MXN-TIIE	6.710%	09/20/2029	MXN	38,300	$(13)	$(30)	$16	$0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		23,100	(35)	(18)	10	0

						$(20,379)	$(21,069)	$792	$(258)

Total Swap Agreements						$(16,104)	$(27,815)	$1,197	$(264)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $28,875 and cash of $6,217 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$16	$163	$1,200	$1,379	$0	$(152)	$(264)	$(416)

(4)	Unsettled variation margin asset of $3 for swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	25,455	$		18,808	$924	$0
	11/2015		CNY	53,687			8,571	156	0

BOA	10/2015	$		13,655		GBP	8,982	0	(68)
	11/2015		CNY	16,959	$		2,708	50	0
	11/2015		GBP	8,982			13,653	68	0
	11/2015	$		12,092		AUD	17,357	64	0
	11/2015			3,647		JPY	452,700	129	0
	12/2015		HKD	4,527	$		584	0	0
	05/2016		BRL	32,419			9,244	1,604	0
	06/2016		EUR	13,640			18,675	3,350	0
	06/2016	$		14,953		EUR	13,640	507	(134)

BPS	12/2015		JPY	8,060,000	$		66,930	0	(347)
	12/2015		MXN	64,298			3,778	0	(2)
	01/2016		DKK	8,800			1,369	48	0
	04/2016		BRL	35,900			10,042	1,515	0
	08/2016		CNY	33,085			5,000	0	(62)

BRC	10/2015		SGD	13,372			9,551	157	0
	11/2015		CNY	165,346			25,340	0	(577)
	06/2016		EUR	2,579			3,546	648	0

CBK	10/2015			2,018			2,254	0	(1)
	10/2015	$		14,846		SGD	21,274	101	0
	11/2015		CNY	7,468	$		1,192	21	0
	11/2015		JPY	1,402,900			11,332	0	(368)
	11/2015	$		11,125		JPY	1,333,800	0	(1)
	12/2015		SGD	21,275	$		14,803	0	(113)
	07/2016		BRL	16,034			4,170	454	0
	10/2016			12,700			3,216	335	0

DUB	10/2015			23,056			5,755	0	(60)
	10/2015		DKK	3,069			475	15	0
	10/2015	$		5,803		BRL	23,056	12	0
	10/2015		ZAR	1,161	$		92	9	0
	11/2015		CNY	43,854			7,002	128	0
	11/2015	$		5,697		BRL	23,056	55	0
	11/2015			634		CHF	617	0	0
	01/2016		BRL	27,200	$		7,958	1,314	0
	01/2016		DKK	20,605			3,180	87	0
	06/2016		EUR	1,596			2,131	348	(10)
	06/2016	$		2,157		EUR	1,596	0	(364)

64	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
FBF	10/2015	$		11,292		SGD	15,879	$0	$(135)
	12/2015			313		MXN	5,396	4	0

GLM	10/2015		DKK	7,875	$		1,219	39	0
	10/2015		TWD	308,387			9,591	259	0
	10/2015	$		59,187		EUR	52,222	0	(834)
	11/2015		AUD	4,921	$		3,502	55	0
	11/2015	$		2,683		CAD	3,508	0	(55)
	11/2015			1,707		JPY	210,590	49	0
	01/2016		DKK	6,243	$		969	32	0
	07/2016		BRL	47,790			13,336	2,261	0

HUS	10/2015		DKK	5,215			810	29	0
	10/2015		EUR	64,864			73,919	1,439	0
	10/2015		JPY	5,544,815			46,415	194	0
	10/2015		KRW	23,414,266			20,594	854	0
	11/2015		CNY	18,059			2,883	52	0
	11/2015		SEK	4,805			554	0	(21)
	01/2016		CNY	143,382			22,076	0	(195)
	08/2016			49,712			7,515	0	(90)
	01/2021		BRL	1,400			216	3	0

JPM	10/2015			23,056			5,803	0	(12)
	10/2015		DKK	13,266			2,032	46	(1)
	10/2015		EUR	454			523	15	0
	10/2015	$		6,404		BRL	23,056	0	(589)
	10/2015			6,079		EUR	5,409	0	(35)
	10/2015			3,447		KRW	4,000,244	0	(75)
	10/2015			1,195		SGD	1,674	0	(19)
	11/2015		CAD	3,235	$		2,456	32	0
	11/2015		EUR	11,332			12,731	63	0
	11/2015		JPY	192,900			1,618	9	0
	05/2016		BRL	44,307			12,569	2,127	0

MSB	10/2015	$		46,168		JPY	5,544,815	52	0
	11/2015		JPY	5,544,815	$		46,187	0	(51)
	05/2016		BRL	10,886			3,090	524	0
	06/2016		EUR	3,621			4,980	912	0
	06/2016	$		3,939		EUR	3,621	129	0

NAB	06/2016		EUR	7,878	$		10,817	1,965	0
	06/2016	$		4,226		EUR	3,899	156	0
	07/2016		EUR	7,277	$		9,872	1,686	0
	07/2016	$		7,999		EUR	7,277	186	0

NGF	10/2015			4,073		KRW	4,719,589	0	(94)

SCX	10/2015		GBP	8,982	$		13,947	359	0
	10/2015		KRW	11,280,228			9,569	59	0
	11/2015		AUD	12,187			8,874	339	0
	11/2015		CAD	174			131	1	0
	08/2016		CNY	24,487			3,700	0	(46)

SOG	08/2016			9,257			1,400	0	(16)

UAG	10/2015	$		10,857		EUR	9,705	0	(13)
	11/2015		CNY	54,017	$		8,625	158	0
	11/2015		EUR	9,705			10,862	12	0
	11/2015	$		38,635		JPY	4,634,700	42	(24)
	12/2015			349		MXN	5,850	0	(5)
	01/2016		DKK	7,610	$		1,116	0	(26)
	08/2016		CNY	7,172			1,085	0	(12)

Total Forward Foreign Currency Contracts								$26,241	$(4,455)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.090	12/04/2015	EUR	20,162	$335	$173

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	5,000	32	80

BRC	Call - OTC USD versus CNH		6.500	02/02/2016		355	8	4
	Call - OTC USD versus CNH		7.500	02/02/2016		355	2	1

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
HUS	Put - OTC USD versus CNH	CNH	6.443	08/16/2016	$	7,400	$42	$125
	Put - OTC USD versus CNH		6.442	08/17/2016		4,900	26	82

JPM	Call - OTC USD versus CNH		6.400	02/02/2016		7,186	194	132
	Call - OTC USD versus CNH		7.400	02/02/2016		7,186	43	15

SOG	Put - OTC USD versus CNH		6.444	08/17/2016		1,400	7	24

UAG	Call - OTC USD versus CNH		6.500	02/02/2016		6,832	144	89
	Call - OTC USD versus CNH		7.500	02/02/2016		6,832	37	13

							$870	$738

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	27,600	$31	$91

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		17,400	19	57
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		123,600	137	413
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		21,900	1,092	586
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		16,800	839	472

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		33,300	253	1

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		203,400	53	1
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		173,000	192	570

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		8,600	236	162

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		86,300	86	285
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		106,200	117	351
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		198,600	467	30
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		193,300	502	38
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		114,800	831	1,115

								$4,855	$4,172

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$17,800	$43	$0

Total Purchased Options						$5,768	$4,910

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$8,500	$ (15)	$(18)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015	10,000	(6)	(2)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015	10,000	(13)	(22)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015	10,200	(7)	(2)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015	10,200	(11)	(28)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015	13,600	(26)	(19)

						$ (78)	$(91)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR 20,162	$(133)	$(48)
	Call - OTC EUR versus USD		1.154	12/04/2015	20,162	(202)	(130)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016	$ 5,000	(62)	(65)

BRC	Call - OTC USD versus CNH		7.000	02/02/2016	710	(7)	(3)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015	6,060	(98)	(504)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016	7,400	(88)	(98)
	Call - OTC USD versus CNH		6.975	08/17/2016	4,900	(57)	(64)

66	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016	$4,173	$(134)	$(373)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016	14,373	(151)	(69)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016	1,400	(16)	(18)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016	13,663	(125)	(54)

						$(1,073)	$(1,426)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	(3)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$(4)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$3,400	$(7)	$(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015	9,300	(101)	(149)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	17,800	(216)	(456)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017	18,500	(338)	(108)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017	22,300	(460)	(121)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017	29,800	(518)	(156)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015	7,800	(252)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	35,600	(503)	(911)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016	8,600	(238)	(309)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	195,200	(410)	(36)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016	193,300	(406)	(46)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017	92,100	(1,579)	(443)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015	15,400	(76)	(138)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015	15,400	(76)	(30)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015	26,900	(327)	(276)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016	23,000	(259)	(105)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016	26,100	(830)	(966)

							$(6,596)	$(4,252)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$35,600	$(43)	$0

Total Written Options						$(7,829)	$(5,773)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	347	$826,792	AUD	22,300	CAD	0	EUR	55,325	$(7,162)
Sales	115	389,992		0		29,904		209,302	(5,126)
Closing Buys	(462)	(151,705)		(22,300)		(14,952)		(149,211)	2,558
Expirations	0	(110,300)		0		(14,952)		(53,945)	1,229
Exercised	0	(54,200)		0		0		(21,147)	672

Balance at End of Period	0	$900,579	AUD	0	CAD	0	EUR	40,324	$(7,829)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	3.246%	$ 12,500	$(145)	$(190)	$0	$(335)
	General Electric Capital Corp.	1.000%	12/20/2015	0.117%	400	(8)	9	1	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.148%	3,000	(70)	96	26	0
	MetLife, Inc.	1.000%	12/20/2015	0.147%	500	(24)	25	1	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.138%	300	(9)	10	1	0

BRC	Brazil Government International Bond	1.000%	12/20/2015	2.531%	1,300	(7)	3	0	(4)
	General Electric Capital Corp.	1.000%	06/20/2016	0.117%	2,700	40	(22)	18	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%	700	(12)	12	0	0

CBK	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.172%	1,200	(9)	19	10	0
	Brazil Government International Bond	1.000%	06/20/2016	2.532%	2,000	(6)	(16)	0	(22)
	Dell, Inc.	1.000%	12/20/2019	2.645%	3,000	(225)	32	0	(193)
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%	100	(2)	2	0	0
	MetLife, Inc.	1.000%	12/20/2015	0.147%	400	(15)	16	1	0
	Mexico Government International Bond	1.000%	06/20/2016	0.724%	3,300	0	8	8	0

DUB	Mexico Government International Bond	1.000%	06/20/2016	0.724%	2,100	5	0	5	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%	8,600	0	59	59	0

FBF	Brazil Government International Bond	1.000%	06/20/2016	2.532%	1,900	(3)	(18)	0	(21)

GST	General Electric Capital Corp.	1.000%	03/20/2016	0.117%	1,700	(29)	37	8	0
	Japan Government International Bond	1.000%	12/20/2015	0.085%	1,900	(18)	22	4	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%	5,000	(154)	162	8	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%	4,000	2	26	28	0

HUS	Brazil Government International Bond	1.000%	12/20/2015	2.531%	2,500	(14)	6	0	(8)
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%	300	(5)	5	0	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%	4,200	(10)	(35)	0	(45)

JPM	China Government International Bond	1.000%	12/20/2019	1.030%	19,000	156	(174)	0	(18)
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%	100	(2)	2	0	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%	4,700	(2)	35	33	0

MYC	Indonesia Government International Bond	1.000%	12/20/2015	1.005%	3,600	(214)	215	1	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%	1,800	4	8	12	0

						$(776)	$354	$224	$(646)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$349	$(69)	$5	$0	$(64)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	600	81	(16)	65	0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	600	80	(14)	66	0

GST	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	5,700	789	(165)	624	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	96	0	1	1	0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	193	0	2	2	0

					$881	$(187)	$758	$(64)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

68	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	435	$0	$60	$60	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		100	1	(4)	0	(3)
	Pay	1-Month GBP-UKRPI	3.353%	04/02/2045		200	0	(5)	0	(5)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	33,500	47	(816)	0	(769)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		11,000	13	(246)	0	(233)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		17,800	47	(362)	0	(315)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	8,000	(9)	(6)	0	(15)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	220	2	28	30	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	81,200	(155)	(2,446)	0	(2,601)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		57,100	12	(1,323)	0	(1,311)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		21,800	(3)	(459)	0	(462)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		70,400	6	(1,353)	0	(1,347)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	7,900	(1)	(10)	0	(11)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	180	0	11	11	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	4,300	2	(93)	0	(91)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		11,700	(2)	(205)	0	(207)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	6,100	(1)	(75)	0	(76)

DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	800	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		35,800	115	(1,071)	0	(956)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		7,400	1	(171)	0	(170)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		37,800	6	(807)	0	(801)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		35,700	1	(684)	0	(683)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		22,600	24	(424)	0	(400)

FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	100	1	5	6	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		290	0	41	41	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		112	0	8	8	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		100	1	11	12	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	5,600	23	(172)	0	(149)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		24,200	(2)	(422)	0	(424)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		11,000	29	(224)	0	(195)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	3,190	0	51	51	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	49,400	0	(33)	0	(33)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		21,100	(5)	(442)	0	(447)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		47,200	41	(877)	0	(836)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		19,000	0	8	8	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	13,100	(42)	(6)	0	(48)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		18,600	(1)	19	18	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		22,500	(2)	(282)	0	(284)

HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	41,700	(2)	(26)	0	(28)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		16,100	59	(489)	0	(430)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		34,900	(71)	(730)	0	(801)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		59,100	(22)	(1,230)	0	(1,252)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		39,900	60	(767)	0	(707)

JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	200	1	24	25	0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		230	0	32	32	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	18,700	(9)	(387)	0	(396)

							$165	$(16,350)	$302	$(16,487)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	69

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	NDDUEAFE Index	4,669	3-Month USD-LIBOR plus a specified spread	01/15/2016	$24,463		$(2,947)	$0	$(2,947)
	Receive	NDDUEAFE Index	1,688	3-Month USD-LIBOR plus a specified spread	08/15/2016	8,202		(420)	0	(420)

DUB	Receive	NDDUEAFE Index	12,970	3-Month USD-LIBOR less a specified spread	10/22/2015	68,022		(8,232)	0	(8,232)
	Receive	NDDUEAFE Index	61,446	3-Month USD-LIBOR less a specified spread	11/20/2015	322,259		(39,015)	0	(39,015)
	Receive	NDDUEAFE Index	57,664	3-Month USD-LIBOR plus a specified spread	01/15/2016	290,660		(24,775)	0	(24,775)
	Receive	NDDUEAFE Index	53,095	3-Month USD-LIBOR plus a specified spread	01/22/2016	258,050		(11,110)	0	(11,110)
	Receive	NDDUEAFE Index	8,884	3-Month USD-LIBOR plus a specified spread	06/15/2016	47,904		(6,953)	0	(6,953)
	Receive	NDDUEAFE Index	5,509	3-Month USD-LIBOR plus a specified spread	06/30/2016	28,652		(3,253)	0	(3,253)

GST	Receive	NDDUEAFE Index	25,515	3-Month USD-LIBOR less a specified spread	11/16/2015	131,289		(13,660)	0	(13,660)

								$(110,365)	$0	$(110,365)

Total Swap Agreements							$270	$(126,548)	$1,284	$(127,562)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $144,216 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$1,080	$0	$0	$1,080	$0	$0	$0	$0	$1,080	$(1,010)	$70
BOA	5,772	173	154	6,099	(202)	(784)	(5,106)	(6,092)	7	537	544
BPS	1,563	80	30	1,673	(411)	(65)	(5,732)	(6,208)	(4,535)	4,930	395
BRC	805	5	18	828	(577)	(45)	(4)	(626)	202	(330)	(128)
CBK	911	91	96	1,098	(483)	(4)	(589)	(1,076)	22	864	886
DUB	1,968	1,528	64	3,560	(434)	(385)	(96,349)	(97,168)	(93,608)	81,362	(12,246)
FBF	4	1	67	72	(135)	(505)	(789)	(1,429)	(1,357)	1,458	101
GLM	2,695	571	77	3,343	(889)	(911)	(1,648)	(3,448)	(105)	(630)	(735)
GST	0	0	673	673	0	0	(13,660)	(13,660)	(12,987)	15,869	2,882
HUS	2,571	207	0	2,778	(306)	(162)	(3,271)	(3,739)	(961)	1,314	353
JPM	2,292	309	60	2,661	(731)	(800)	(18)	(1,549)	1,112	(760)	352
MSB	1,617	0	0	1,617	(51)	0	0	(51)	1,566	(1,450)	116
MYC	0	1,819	45	1,864	0	(2,040)	(396)	(2,436)	(572)	527	(45)
NAB	3,993	0	0	3,993	0	0	0	0	3,993	(3,960)	33
NGF	0	0	0	0	(94)	0	0	(94)	(94)	(350)	(444)
SCX	758	0	0	758	(46)	0	0	(46)	712	288	1,000
SOG	0	24	0	24	(16)	(18)	0	(34)	(10)	0	(10)
UAG	212	102	0	314	(80)	(54)	0	(134)	180	279	459

Total Over the Counter	$26,241	$4,910	$1,284	$32,435	$(4,455)	$(5,773)	$(127,562)	$(137,790)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

70	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$16	$16
Futures	0	0	0	0	163	163
Swap Agreements	0	405	0	0	795	1,200

	$0	$405	$0	$0	$974	$1,379

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$26,241	$0	$26,241
Purchased Options	0	0	0	738	4,172	4,910
Swap Agreements	0	982	0	0	302	1,284

	$0	$982	$0	$26,979	$4,474	$32,435

	$0	$1,387	$0	$26,979	$5,448	$33,814

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$152	$152
Swap Agreements	0	6	0	0	258	264

	$0	$6	$0	$0	$410	$416

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,455	$0	$4,455
Written Options	0	91	0	1,426	4,256	5,773
Swap Agreements	0	710	110,365	0	16,487	127,562

	$0	$801	$110,365	$5,881	$20,743	$137,790

	$0	$807	$110,365	$5,881	$21,153	$138,206

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(24)	$(24)
Written Options	0	0	0	0	197	197
Futures	0	0	(1,673)	0	(1,634)	(3,307)
Swap Agreements	0	3,353	0	0	(13,466)	(10,113)

	$0	$3,353	$(1,673)	$0	$(14,927)	$(13,247)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,492)	$0	$(1,492)
Purchased Options	0	(22)	0	(681)	(238)	(941)
Written Options	0	89	0	1,989	900	2,978
Swap Agreements	0	1,082	28,219	(28)	(1,248)	28,025

	$0	$1,149	$28,219	$(212)	$(586)	$28,570

	$0	$4,502	$26,546	$(212)	$(15,513)	$15,323

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(10)	$(10)
Written Options	0	0	0	0	84	84
Futures	0	0	0	0	(1,942)	(1,942)
Swap Agreements	0	(8,277)	0	0	2,483	(5,794)

	$0	$(8,277)	$0	$0	$615	$(7,662)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,220	$0	$2,220
Purchased Options	0	17	0	69	133	219
Written Options	0	(12)	0	55	2,253	2,296
Swap Agreements	0	(1,210)	(150,376)	0	(13,715)	(165,301)

	$0	$(1,205)	$(150,376)	$2,344	$(11,329)	$(160,566)

	$0	$(9,482)	$(150,376)	$2,344	$(10,714)	$(168,228)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,203	$0	$5,203
Corporate Bonds & Notes
Banking & Finance	0	153,636	0	153,636
Industrials	0	53,552	0	53,552
Utilities	0	26,505	0	26,505
Municipal Bonds & Notes
Arizona	0	1,157	0	1,157
California	0	8,170	0	8,170
Illinois	0	1,123	0	1,123
Nebraska	0	116	0	116
New Jersey	0	1,347	0	1,347
New York	0	111	0	111
North Carolina	0	111	0	111
Ohio	0	90	0	90
Tennessee	0	127	0	127
U.S. Government Agencies	0	106,150	0	106,150
U.S. Treasury Obligations	0	398,427	0	398,427
Mortgage-Backed Securities	0	60,616	0	60,616
Asset-Backed Securities	0	69,137	0	69,137
Sovereign Issues	0	71,900	0	71,900
Short-Term Instruments
Certificates of Deposit	0	4,900	0	4,900
Repurchase Agreements	0	516	0	516
Japan Treasury Bills	0	67,188	0	67,188
U.S. Treasury Bills	0	15,010	0	15,010
	$0	$1,045,092	$0	$1,045,092

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$246,760	$0	$0	$246,760

Total Investments	$246,760	$1,045,092	$0	$1,291,852

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(218,503)	$0	$(218,503)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	163	1,213	0	1,376
Over the counter	0	32,435	0	32,435
	$163	$33,648	$0	$33,811

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(152)	(264)	0	(416)
Over the counter	0	(137,790)	0	(137,790)
	$(152)	$(138,054)	$0	$(138,206)

Totals	$246,771	$722,183	$0	$968,954

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

72	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.7%

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.500% due 01/24/2023		$1,800	$1,791
Chrysler Group LLC
3.500% due 05/24/2017		1,579	1,577

Total Bank Loan Obligations (Cost $3,370)			3,368

CORPORATE BONDS & NOTES 21.3%

BANKING & FINANCE 15.4%
ABN AMRO Bank NV
4.750% due 07/28/2025		500	497
Ally Financial, Inc.
3.750% due 11/18/2019		5,100	5,011
8.000% due 03/15/2020		482	555
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	2,000	2,328
5.000% due 02/09/2019		1,700	2,103
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		$6,800	7,204
Banco Bradesco S.A.
4.500% due 01/12/2017		1,100	1,098
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	1,800	2,162
Banco Santander S.A.
6.250% due 09/11/2021 (e)		1,200	1,251
Bank of America Corp.
1.196% due 04/01/2019		$8,300	8,313
2.000% due 01/11/2018		2,519	2,530
2.650% due 04/01/2019		6,900	6,984
4.125% due 01/22/2024		3,600	3,771
5.000% due 05/13/2021		300	331
5.650% due 05/01/2018		1,000	1,091
5.700% due 01/24/2022		100	114
5.750% due 12/01/2017		5,700	6,165
6.100% due 03/17/2025 (e)		6,700	6,524
6.400% due 08/28/2017		769	835
6.875% due 04/25/2018		5,700	6,375
7.625% due 06/01/2019		400	471
Barclays Bank PLC
7.625% due 11/21/2022		2,495	2,801
10.179% due 06/12/2021		16,340	21,444
14.000% due 06/15/2019 (e)	GBP	1,100	2,144
Barclays PLC
5.250% due 08/17/2045		$1,400	1,416
6.500% due 09/15/2019 (e)	EUR	1,200	1,317
8.000% due 12/15/2020 (e)		1,800	2,131
BBVA Bancomer S.A.
6.750% due 09/30/2022		$15,800	17,143
Bear Stearns Cos. LLC
7.250% due 02/01/2018		10,900	12,208
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		1,000	1,007
Caixa Economica Federal
4.250% due 05/13/2019		1,300	1,145
Citigroup, Inc.
1.001% due 11/15/2016		8,000	8,012
1.116% due 04/01/2016		7,200	7,209
1.300% due 04/01/2016		7,000	7,014
5.950% due 05/15/2025 (e)		1,500	1,416
Credit Agricole S.A.
0.881% due 06/12/2017		800	800
DNB Bank ASA
3.200% due 04/03/2017		2,600	2,668
Eksportfinans ASA
5.500% due 06/26/2017		400	422

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	1,100	$1,655
Ford Motor Credit Co. LLC
1.069% due 01/17/2017		$3,100	3,072
General Electric Capital Corp.
3.800% due 06/18/2019		2,800	3,007
General Motors Financial Co., Inc.
2.400% due 04/10/2018		15,300	15,182
2.625% due 07/10/2017		1,300	1,302
3.450% due 04/10/2022		3,200	3,074
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,400	1,650
Goldman Sachs Group, Inc.
0.769% due 03/22/2016		$400	400
HSBC Holdings PLC
6.375% due 03/30/2025 (e)		3,700	3,538
HSBC USA, Inc.
1.081% due 08/07/2018		1,600	1,598
International Lease Finance Corp.
7.125% due 09/01/2018		1,750	1,931
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,200	1,207
JPMorgan Chase & Co.
0.841% due 02/15/2017		5,200	5,198
0.952% due 02/26/2016		7,500	7,508
3.900% due 07/15/2025		7,100	7,272
4.400% due 07/22/2020		1,200	1,295
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	21
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		6,200	8,788
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,700	4,135
Loews Corp.
5.250% due 03/15/2016		$2,800	2,856
Morgan Stanley
1.575% due 04/25/2018		1,400	1,421
3.875% due 04/29/2024		4,000	4,092
4.000% due 07/23/2025		500	512
5.450% due 01/09/2017		2,300	2,416
6.250% due 08/28/2017		300	326
Navient Corp.
4.875% due 06/17/2019		3,500	3,194
8.450% due 06/15/2018		18,100	18,654
Nova Ljubljanska Banka d.d.
2.875% due 07/03/2017	EUR	5,100	5,793
Novo Banco S.A.
5.000% due 05/23/2019		500	529
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	15,300	2,291
2.000% due 01/01/2016		3,100	467
2.000% due 04/01/2016		9,800	1,483
Rabobank Group
3.875% due 02/08/2022		$2,000	2,110
8.375% due 07/26/2016 (e)		200	207
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	28,600	4,307
Rio Oil Finance Trust
6.250% due 07/06/2024		$1,900	1,221
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		500	500
8.000% due 08/10/2025 (e)		400	404
Royal Bank of Scotland PLC
9.500% due 03/16/2022		4,200	4,586
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		300	310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Swedbank Hypotek AB
1.375% due 03/28/2018		$3,300	$3,298
Synchrony Financial
1.530% due 02/03/2020		3,200	3,163
2.700% due 02/03/2020		2,100	2,078
Toronto-Dominion Bank
2.125% due 07/02/2019		19,800	19,925
UBS AG
5.125% due 05/15/2024		700	689
7.250% due 02/22/2022		1,800	1,877
7.625% due 08/17/2022		4,700	5,415
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		700	702
4.125% due 09/24/2025		800	798
Wells Fargo & Co.
1.175% due 07/22/2020		5,000	5,022
2.600% due 07/22/2020		1,500	1,516
5.875% due 06/15/2025 (e)		3,900	3,997

			334,002

INDUSTRIALS 2.7%
AbbVie, Inc.
1.200% due 11/06/2015		2,000	2,001
1.800% due 05/14/2018		800	798
2.500% due 05/14/2020		400	398
3.200% due 11/06/2022		100	100
3.600% due 05/14/2025		300	297
4.500% due 05/14/2035		200	191
4.700% due 05/14/2045		200	195
Actavis Funding SCS
1.591% due 03/12/2020		1,000	992
4.550% due 03/15/2035		1,000	923
Amgen, Inc.
0.929% due 05/22/2019		2,900	2,881
CCO Safari LLC
3.579% due 07/23/2020		400	397
4.464% due 07/23/2022		1,800	1,802
4.908% due 07/23/2025		1,400	1,396
6.384% due 10/23/2035		300	304
6.484% due 10/23/2045		600	606
6.834% due 10/23/2055		100	100
CNPC General Capital Ltd.
1.209% due 05/14/2017		900	896
2.750% due 05/14/2019		200	201
CVS Health Corp.
1.900% due 07/20/2018		1,700	1,713
2.800% due 07/20/2020		300	305
3.500% due 07/20/2022		100	103
3.875% due 07/20/2025		1,400	1,447
4.875% due 07/20/2035		400	421
5.125% due 07/20/2045		600	648
Ecopetrol S.A.
5.875% due 09/18/2023		2,000	1,930
Finmeccanica SpA
8.000% due 12/16/2019	GBP	3,000	5,248
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,900	1,799
4.500% due 12/06/2016	JPY	256,000	1,830
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$700	701
2.000% due 07/02/2018		500	501
2.800% due 07/02/2020		300	302
3.500% due 07/15/2022		100	102
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		200	213

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		$1,900	$1,923
QUALCOMM, Inc.
4.650% due 05/20/2035		400	366
4.800% due 05/20/2045		500	438
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		3,825	3,452
5.750% due 05/15/2024		8,700	7,787
Schaeffler Finance BV
4.250% due 05/15/2021		6,000	5,790
Total Capital Canada Ltd.
0.669% due 01/15/2016		3,400	3,402
Williams Partners LP
4.500% due 11/15/2023		1,100	1,033
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		1,400	1,398
3.550% due 04/01/2025		1,600	1,571

			59,109

UTILITIES 3.2%
AES Corp.
3.324% due 06/01/2019		4,400	4,191
AT&T, Inc.
1.257% due 06/30/2020		900	894
2.450% due 06/30/2020		200	197
3.000% due 06/30/2022		1,200	1,173
3.400% due 05/15/2025		600	574
4.500% due 05/15/2035		200	184
4.750% due 05/15/2046		400	368
BellSouth Corp.
4.821% due 04/26/2021		6,900	7,041
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		1,600	1,598
Embarq Corp.
7.995% due 06/01/2036		200	207
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		3,500	3,473
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		328	119
Petrobras Global Finance BV
2.429% due 01/15/2019		600	416
2.694% due 03/17/2017		2,200	1,898
2.750% due 01/15/2018	EUR	2,800	2,525
3.214% due 03/17/2020		$1,700	1,169
3.250% due 03/17/2017		2,800	2,478
3.750% due 01/14/2021	EUR	400	317
4.875% due 03/17/2020		$500	368
5.375% due 01/27/2021		300	220
5.750% due 01/20/2020		3,500	2,634
6.250% due 12/14/2026	GBP	400	387
7.875% due 03/15/2019		$5,600	4,618
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	4,000	7,417
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017		$2,300	2,299
1.750% due 04/10/2017		3,900	3,902
Sprint Communications, Inc.
8.375% due 08/15/2017		2,700	2,699
Telefonica Europe BV
6.500% due 09/18/2018 (e)	EUR	300	354
Verizon Communications, Inc.
1.867% due 09/15/2016		$10,000	10,097
2.086% due 09/14/2018		1,500	1,543
3.650% due 09/14/2018		1,900	2,003
5.150% due 09/15/2023		1,200	1,326

			68,689

Total Corporate Bonds & Notes (Cost $474,048)			461,800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	$1,300	$1,722

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	700	717
7.750% due 01/01/2042	1,200	1,203

		1,920

Total Municipal Bonds & Notes (Cost $3,167)		3,642

U.S. GOVERNMENT AGENCIES 7.0%
Fannie Mae
0.314% due 03/25/2034	9	9
0.324% due 03/25/2036	291	279
0.544% due 09/25/2042	216	215
1.625% due 11/25/2023	43	45
1.694% due 04/25/2024	41	43
1.996% due 08/01/2035	260	275
2.175% due 02/01/2034	102	109
2.193% due 09/01/2035	303	316
2.201% due 07/01/2035	203	215
2.229% due 10/01/2035	102	108
2.278% due 10/01/2035	149	158
2.300% due 02/01/2035	93	100
2.325% due 10/01/2035	161	172
2.359% due 08/01/2036	267	284
2.386% due 07/01/2032	19	19
2.397% due 09/01/2031	1	1
2.410% due 03/01/2036	618	662
2.552% due 11/01/2034	199	213
3.000% due 10/01/2045	7,500	7,605
3.500% due 10/01/2045	700	731
4.000% due 10/01/2030 - 10/01/2045	101,843	109,829
5.500% due 02/01/2024 - 09/01/2027	57	64
Freddie Mac
0.407% due 10/15/2020	56	57
0.607% due 11/15/2043	4,602	4,626
1.383% due 10/25/2044	75	77
1.583% due 07/25/2044	355	364
2.068% due 09/01/2035	70	74
5.500% due 08/15/2030	1	1
Ginnie Mae
0.609% due 03/16/2032	12	12
0.712% due 08/20/2062	2,385	2,389
1.625% due 11/20/2024	35	36
3.500% due 02/15/2045 - 11/01/2045	14,366	15,043
4.000% due 10/01/2045	5,000	5,331
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,222	1,354

Total U.S. Government Agencies (Cost $147,099)		150,816

U.S. TREASURY OBLIGATIONS 53.0%
U.S. Treasury Bonds
3.000% due 11/15/2044 (k)	1,950	1,993
3.125% due 08/15/2044 (k)	1,700	1,781
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (i)(k)	13,031	13,019

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (i)(k)		$24,492	$23,922
0.125% due 07/15/2024 (i)(k)		45,832	43,810
0.250% due 01/15/2025 (i)(k)		91,188	87,545
0.750% due 02/15/2045 (k)		11,148	9,700
1.750% due 01/15/2028 (k)		1,139	1,262
2.375% due 01/15/2025 (i)(k)		16,206	18,679
2.375% due 01/15/2027 (i)(k)		17,396	20,398
U.S. Treasury Notes
2.000% due 08/15/2025		19,900	19,807
2.125% due 05/15/2025 (k)		20,450	20,583
0.375% due 01/15/2016 (i)(k)		2,006	2,008
1.375% due 08/31/2020 (g)		548,900	549,715
1.875% due 08/31/2022 (k)		293,800	296,380
2.000% due 07/31/2022 (g)(i)(k)		38,100	38,765

Total U.S. Treasury Obligations (Cost $1,148,050)			1,149,367

MORTGAGE-BACKED SECURITIES 1.8%
American Home Mortgage Assets Trust
0.384% due 05/25/2046 ^		1,109	817
0.404% due 10/25/2046		371	249
American Home Mortgage Investment Trust
2.034% due 09/25/2045		303	294
Banc of America Funding Trust
2.914% due 01/20/2047 ^		52	44
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035		127	127
Bear Stearns ALT-A Trust
2.545% due 08/25/2036 ^		617	393
2.581% due 05/25/2035		210	204
Berica ABS SRL
0.285% due 12/31/2055	EUR	563	624
Berica Residential MBS SRL
0.288% due 03/31/2048		1,076	1,177
Citigroup Commercial Mortgage Trust
2.346% due 09/10/2045 (a)		$8,613	762
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035		391	389
5.371% due 09/25/2037 ^		555	501
Countrywide Alternative Loan Trust
0.364% due 11/25/2036		3,280	3,213
0.426% due 03/20/2046		907	722
0.426% due 07/20/2046 ^		869	656
0.744% due 05/25/2035		3,239	2,972
2.770% due 06/25/2037		1,751	1,483
Countrywide Home Loan Mortgage Pass-Through Trust
0.484% due 04/25/2035		162	143
0.514% due 03/25/2035		106	94
Credit Suisse Commercial Mortgage Trust
5.855% due 03/15/2039		3,068	3,106
Credit Suisse First Boston Mortgage Securities Corp.
2.236% due 06/25/2033		90	88
Credit Suisse Mortgage Capital Certificates
0.499% due 01/27/2037		2,461	1,270
Downey Savings & Loan Association Mortgage Loan Trust
0.476% due 08/19/2045		565	508
2.486% due 07/19/2044		43	43
First Horizon Alternative Mortgage Securities Trust
2.261% due 03/25/2035		129	102
First Horizon Mortgage Pass-Through Trust
2.726% due 08/25/2035		39	35
First Republic Mortgage Loan Trust
0.557% due 11/15/2031		48	46
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		3,057	3,204

74	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GreenPoint Mortgage Funding Trust
0.374% due 01/25/2037		$957	$773
GSMSC Pass-Through Trust
0.641% due 12/26/2036		5,644	1,422
GSR Mortgage Loan Trust
2.702% due 09/25/2035		123	124
HomeBanc Mortgage Trust
2.287% due 04/25/2037 ^		817	509
IndyMac Mortgage Loan Trust
0.404% due 05/25/2046		1,378	1,180
0.494% due 06/25/2037 ^		301	166
2.551% due 12/25/2034		28	27
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036		5,206	4,428
JPMorgan Mortgage Trust
2.672% due 02/25/2035		75	75
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036		136	126
0.444% due 11/25/2035		18	17
1.197% due 10/25/2035		36	35
Morgan Stanley Capital Trust
6.114% due 06/11/2049		85	90
RBSSP Resecuritization Trust
0.699% due 08/26/2037		3,153	1,319
Residential Accredit Loans, Inc. Trust
0.379% due 12/25/2036		229	179
0.494% due 01/25/2035		175	168
0.594% due 03/25/2033		9	9
5.000% due 09/25/2036 ^		507	395
Residential Asset Securitization Trust
0.544% due 10/25/2018		107	104
0.594% due 05/25/2033		7	7
Structured Adjustable Rate Mortgage Loan Trust
1.597% due 01/25/2035		167	134
Structured Asset Mortgage Investments Trust
0.414% due 05/25/2036		213	160
0.414% due 05/25/2046		611	350
0.466% due 07/19/2035		155	146
0.474% due 02/25/2036		426	347
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.345% due 07/25/2032		2	2
UBS-Barclays Commercial Mortgage Trust
1.231% due 03/10/2046 (a)		28,789	1,720
WaMu Mortgage Pass-Through Certificates Trust
0.504% due 01/25/2045		92	87
0.514% due 01/25/2045		94	89
Wells Fargo Commercial Mortgage Trust
1.237% due 02/15/2027		2,200	2,188
Wells Fargo Mortgage-Backed Securities Trust
2.725% due 10/25/2033		61	62

Total Mortgage-Backed Securities (Cost $39,894)			39,704

ASSET-BACKED SECURITIES 7.0%
Aames Mortgage Investment Trust
2.219% due 01/25/2035		5,000	4,144
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.644% due 10/25/2035		1,400	1,282
0.664% due 10/25/2035		9,500	7,130
Alba SPV SRL
1.481% due 04/20/2040	EUR	588	658
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.214% due 10/25/2034		$1,000	898

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asset-Backed Securities Corp. Home Equity Loan Trust
1.289% due 02/25/2035		$1,398	$1,140
Bear Stearns Asset-Backed Securities Trust
2.984% due 10/25/2036		707	700
Cairn CLO BV
0.313% due 10/15/2022	EUR	50	56
Carlyle High Yield Partners Ltd.
0.502% due 04/19/2022		$5,787	5,693
Cavalry CLO Ltd.
1.659% due 01/16/2024		3,600	3,590
COA Summit CLO Ltd.
1.637% due 04/20/2023		1,131	1,130
Countrywide Asset-Backed Certificates
0.334% due 05/25/2047		8,737	6,851
0.374% due 11/25/2047 ^		3,625	2,885
0.394% due 06/25/2047		5,509	4,113
0.404% due 05/25/2047		8,509	5,908
0.444% due 01/25/2046		6,800	4,619
0.474% due 09/25/2036		4,500	4,097
First Franklin Mortgage Loan Trust
0.334% due 09/25/2036		54	51
1.064% due 09/25/2034		1,671	1,506
Fremont Home Loan Trust
0.524% due 01/25/2036		475	388
GE-WMC Mortgage Securities Trust
0.234% due 08/25/2036		14	9
GSAMP Trust
0.374% due 11/25/2035		72	11
0.444% due 05/25/2046		12,450	8,960
1.994% due 06/25/2035		6,927	5,713
JPMorgan Mortgage Acquisition Trust
0.454% due 03/25/2037		487	358
LCM LP
1.549% due 04/15/2022		3,151	3,154
Lockwood Grove CLO Ltd.
1.665% due 01/25/2024		3,800	3,789
Long Beach Mortgage Loan Trust
0.454% due 08/25/2045		1,726	1,343
0.624% due 11/25/2035		1,000	866
0.754% due 10/25/2034		186	175
MASTR Asset-Backed Securities Trust
0.694% due 10/25/2035 ^		5,794	4,436
Merrill Lynch Mortgage Investors Trust
0.304% due 08/25/2037		9,016	5,416
Morgan Stanley ABS Capital, Inc. Trust
0.324% due 10/25/2036		1,635	1,282
0.324% due 02/25/2037		8,754	6,548
0.354% due 04/25/2036		3,366	3,323
0.899% due 12/25/2034		3,669	3,578
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		1,614	1,612
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.244% due 10/25/2034		1,800	1,541
1.994% due 12/25/2034		1,208	1,059
Race Point CLO Ltd.
1.637% due 12/15/2022		1,289	1,289
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		13,493	7,476
Residential Asset Mortgage Products Trust
0.419% due 12/25/2035		1,689	1,301
0.654% due 10/25/2035		6,890	5,914
Residential Asset Securities Corp. Trust
0.464% due 08/25/2036		15,000	11,204
0.664% due 11/25/2035		4,493	3,343
Securitized Asset-Backed Receivables LLC Trust
0.364% due 08/25/2036		855	364

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Soundview Home Loan Trust
0.374% due 02/25/2037		$848	$361
Structured Asset Investment Loan Trust
0.324% due 07/25/2036		2,079	1,490
1.124% due 06/25/2035		10,000	7,374
Structured Asset Securities Corp. Mortgage Loan Trust
0.354% due 03/25/2036		956	786
1.699% due 04/25/2035		268	257
Venture CDO Ltd.
0.515% due 07/22/2021		1,117	1,100

Total Asset-Backed Securities (Cost $151,370)			152,271

SOVEREIGN ISSUES 6.3%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,000	2,398
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	40,900	9,971
0.000% due 04/01/2016 (c)		11,700	2,754
0.000% due 07/01/2016 (c)		119,400	27,080
0.000% due 10/01/2016 (c)		41,100	8,956
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		35,200	7,195
10.000% due 01/01/2025		258,100	47,724
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,700	5,097
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	1,900	1,441
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)	EUR	1,605	1,861
4.000% due 02/01/2037		450	618
4.500% due 03/01/2024		5,000	6,861
Mexico Government International Bond
4.750% due 06/14/2018	MXN	15,700	933
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	140,000	986
4.750% due 04/17/2019	EUR	1,100	1,076
Slovenia Government International Bond
4.125% due 02/18/2019		$700	740
4.750% due 05/10/2018		6,100	6,504
5.850% due 05/10/2023		4,300	4,935

Total Sovereign Issues (Cost $174,672)			137,130

SHORT-TERM INSTRUMENTS 4.9%

CERTIFICATES OF DEPOSIT 1.0%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015		5,500	5,499
Intesa Sanpaolo SpA
1.666% due 04/11/2016		3,400	3,406
Itau Unibanco Holding S.A.
1.453% due 05/31/2016		1,800	1,800
Sumitomo Mitsui Banking Corp.
0.614% due 04/29/2016		12,000	12,000

			22,705

COMMERCIAL PAPER 0.2%
Tesco Treasury Services PLC
2.250% due 10/09/2015		3,600	3,598

REPURCHASE AGREEMENTS (f) 0.0%
			661

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 3.7%
0.142% due 11/12/2015 - 02/18/2016 (b)(g)(i)(k)	$79,065	$79,061

Total Short-Term Instruments (Cost $105,995)		106,025

Total Investments in Securities (Cost $2,247,665)		2,204,123

	SHARES
INVESTMENTS IN AFFILIATES 16.7%

SHORT-TERM INSTRUMENTS 16.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.7%
PIMCO Short-Term Floating NAV Portfolio III	36,494,096	361,839

Total Short-Term Instruments (Cost $361,907)		361,839

Total Investments in Affiliates (Cost $361,907)		361,839

Total Investments 118.4% (Cost $2,609,572)		$2,565,962

Financial Derivative Instruments (h)(j) (10.1%) (Cost or Premiums, net $(1,092))		(219,036)

Other Assets and Liabilities, net (8.3%)		(179,784)

Net Assets 100.0%		$2,167,142

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$661	U.S. Treasury Notes 4.875% due 08/15/2016	$(679)	$661	$661

Total Repurchase Agreements						$(679)	$661	$661

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.480%	09/22/2015	10/06/2015	$(4,551)	$(4,551)
JPS	0.300%	09/25/2015	10/02/2015	(6,575)	(6,576)

Total Reverse Repurchase Agreements					$(11,127)

76	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.000%	09/21/2015	10/05/2015	$(38,486)	$(38,492)

Total Sale-Buyback Transactions					$(38,492)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $14,084 at a weighted average interest rate of (0.154%).
(3)	Payable for sale-buyback transactions includes $6 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$63,500	$(63,609)	$(64,392)
Fannie Mae	3.500%	10/01/2045	95,700	(98,840)	(99,872)
Fannie Mae	3.500%	11/01/2045	62,600	(64,555)	(65,189)
Fannie Mae	4.000%	10/01/2045	126,100	(133,925)	(134,543)
Fannie Mae	4.000%	11/01/2045	64,000	(67,963)	(68,160)

Total Short Sales				$(428,892)	$(432,156)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $52,204 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
GRE	$0	$(4,551)	$0	$(4,551)	$4,579	$28
JPS	0	(6,576)	0	(6,576)	6,610	34
SGY	0	0	0	0	(398)	(398)
SSB	661	0	0	661	(679)	(18)

Master Securities Forward Transaction Agreement
GSC	0	0	(38,492)	(38,492)	38,657	165

Total Borrowings and Other Financing Transactions	$661	$(11,127)	$(38,492)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(11,127)	$0	$0	$(11,127)

Total	$0	$(11,127)	$0	$0	$(11,127)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(38,492)	0	0	(38,492)

Total	$0	$(38,492)	$0	$0	$(38,492)

Total Borrowings	$0	$(49,619)	$0	$0	$(49,619)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(49,619)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$111.500	11/20/2015	4,200	$36	$31
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.000	11/20/2015	1,200	10	9
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	2,000	17	29

				$63	$69

Total Purchased Options				$63	$69

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	396	$403	$0	$(15)
90-Day Eurodollar December Futures	Short	12/2016	1,814	(2,028)	68	0
90-Day Eurodollar June Futures	Short	06/2016	33	(37)	1	0
90-Day Eurodollar March Futures	Short	03/2016	291	(280)	11	0
90-Day Eurodollar September Futures	Short	09/2016	5	(6)	0	0
Australia Government 10-Year Bond December Futures	Long	12/2015	29	26	22	(4)
Canada Government 10-Year Bond December Futures	Short	12/2015	144	167	30	(21)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	369	982	210	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	110	(367)	0	(18)
Mini MSCI EAFE Index December Futures	Long	12/2015	166	(497)	712	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	964	1,117	0	(30)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	248	(336)	20	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	18	(51)	10	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	238	485	0	(164)

Total Futures Contracts				$(422)	$1,084	$(252)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$160,776	$4,694	$(5,970)	$571	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	5,800	1	12	12	(3)
CDX.IG-23 5-Year Index	1.000%	12/20/2019	165,600	980	(2,024)	6	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	676,800	3,599	(8,592)	14	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	153,200	548	(51)	2	(49)

				$9,822	$(16,625)	$605	$(52)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$	1,483,800	$(4,892)	$(5,004)	$220	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		676,000	(13,056)	(9,985)	278	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		672,300	(16,703)	(17,312)	518	0
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		88,300	(1,462)	(1,463)	74	0

78	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$	137,400	$(4,351)	$(4,927)	$67	$0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		13,400	342	477	0	(13)
Receive	3-Month USD-LIBOR	2.500%	12/16/2030		6,700	(135)	(428)	10	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		102,400	(4,095)	(3,701)	315	0
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020	GBP	3,100	(72)	(50)	0	(5)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		29,600	(1,192)	(158)	0	(92)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		28,900	(398)	(816)	0	(183)
Pay	28-Day MXN-TIIE	5.145%	04/02/2020	MXN	88,800	(30)	52	16	0
Pay	28-Day MXN-TIIE	5.430%	06/12/2020		253,500	68	65	50	0
Pay	28-Day MXN-TIIE	5.640%	06/04/2021		8,000	1	1	2	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		21,700	0	(1)	6	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		21,500	(5)	(5)	7	0
Pay	28-Day MXN-TIIE	5.580%	11/10/2021		38,200	(19)	(19)	12	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021		222,400	(207)	(86)	69	0
Pay	28-Day MXN-TIIE	6.530%	06/05/2025		41,800	39	31	18	0
Pay	28-Day MXN-TIIE	7.635%	06/09/2025		79,400	9	9	20	0

						$(46,158)	$(43,320)	$1,682	$(293)

Total Swap Agreements						$(36,336)	$(59,945)	$2,287	$(345)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $67,937 and cash of $8,501 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$69	$1,084	$2,339	$3,492	$0	$ (252)	$ (345)	$ (597)

(4)	Unsettled variation margin asset of $52 for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	102,330	$		75,608	$3,714	$0
	11/2015		CNY	114,646			18,303	332	0

BOA	10/2015		BRL	36,889			11,578	2,274	0
	10/2015		GBP	3,112			4,753	45	0
	10/2015	$		9,285		BRL	36,889	20	0
	10/2015			9,632		GBP	6,311	0	(85)
	11/2015		CNY	36,210	$		5,782	106	0
	11/2015	$		27,874		AUD	39,980	127	(2)
	11/2015			13,016		CHF	12,701	34	0
	11/2015			104,024		JPY	12,509,382	363	(61)
	11/2015			7,913		SEK	66,347	21	0
	12/2015		HKD	662,601	$		85,474	0	(21)
	12/2015	$		11,800		HKD	91,454	0	0
	12/2015			673		ILS	2,636	0	0
	05/2016		BRL	74,635	$		21,282	3,692	0

BPS	10/2015			12,944			3,215	0	(25)
	10/2015		ILS	1,643			435	16	0
	10/2015	$		1,638		BRL	6,472	0	(6)
	11/2015			1,590			6,472	25	0
	11/2015			1,664		NOK	13,600	0	(67)
	12/2015		MXN	93,250	$		5,480	0	(3)
	01/2016		DKK	7,985			1,242	44	0
	04/2016		BRL	11,700			3,273	494	0
	07/2016			123,172			34,243	5,697	0
	08/2016		CNY	72,787			11,000	0	(135)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BRC	10/2015		SGD	29,585	$		21,132	$346	$0
	10/2015	$		2,168		TWD	70,438	0	(37)
	11/2015		CNY	365,858	$		56,070	0	(1,277)
	11/2015	$		14,746		EUR	13,205	16	0

CBK	10/2015			172,038		AUD	246,557	1,021	0
	10/2015			41,174		EUR	36,758	16	(117)
	10/2015			47,651		GBP	30,971	0	(800)
	10/2015			58,029		SGD	83,156	394	0
	11/2015		AUD	246,557	$		171,741	0	(1,017)
	11/2015		CNY	15,952			2,546	46	0
	11/2015		DKK	296,121			43,460	0	(928)
	11/2015		ILS	7,927			2,084	62	0
	11/2015		JPY	3,608,500			29,116	0	(979)
	11/2015	$		4,828		AUD	6,744	0	(105)
	11/2015			19,634		EUR	17,575	16	(3)
	11/2015			1,851		ILS	7,195	0	(16)
	11/2015			51,748		JPY	6,203,300	3	(16)
	12/2015		SGD	83,156	$		57,861	0	(440)
	07/2016		BRL	106,356			27,661	3,012	0
	10/2016			41,100			10,409	1,083	0

DUB	10/2015		AUD	246,557			175,680	2,622	0
	10/2015		BRL	140,029			41,341	6,171	(150)
	10/2015		DKK	2,762			427	14	0
	10/2015	$		35,246		BRL	140,029	75	0
	10/2015		ZAR	6,060	$		482	46	0
	11/2015		CNY	93,651			14,953	273	0
	11/2015	$		14,222		BRL	57,556	137	0
	11/2015			2,090		DKK	13,740	0	(31)
	01/2016		BRL	7,600	$		2,224	367	0
	01/2016		CNY	302,493			46,566	0	(418)
	01/2016		DKK	19,067			2,943	81	0

FBF	10/2015		JPY	14,505,227			120,671	0	(242)
	10/2015	$		25,883		SGD	36,399	0	(310)
	11/2015		CNY	23,316	$		3,596	0	(53)
	12/2015	$		1,372		MXN	23,652	18	0

GLM	10/2015		DKK	6,853	$		1,060	34	0
	10/2015		EUR	321,109			362,361	3,554	0
	10/2015		KRW	3,251,516			2,825	84	0
	10/2015		TWD	682,319			21,220	572	0
	10/2015	$		172,153		EUR	152,279	0	(1,996)
	10/2015			16,253		GBP	10,499	0	(371)
	11/2015		AUD	11,075	$		7,881	124	0
	11/2015		NOK	127,906			15,418	403	0
	11/2015		NZD	4,251			2,686	0	(23)
	11/2015		SEK	671,826			76,955	0	(3,386)
	11/2015	$		22,698		AUD	32,121	0	(202)
	11/2015			5,173		CAD	6,764	0	(105)
	11/2015			5,211		CHF	5,064	0	(8)
	11/2015			3,196		GBP	2,104	0	(14)
	11/2015			12,395		JPY	1,510,293	201	0
	01/2016		DKK	5,424	$		842	28	0

HUS	10/2015			4,499			698	25	0
	10/2015		GBP	373,884			587,646	22,053	0
	10/2015		KRW	50,342,272			44,251	1,810	0
	10/2015		SGD	4,872			3,554	131	0
	10/2015	$		146,555		EUR	130,504	0	(730)
	10/2015			163,047		JPY	19,557,696	0	(19)
	10/2015			2,356		KRW	2,844,517	42	0
	10/2015			2,232		SGD	3,149	0	(19)
	11/2015		CNY	38,574	$		6,158	112	0
	11/2015		EUR	130,504			146,624	729	0
	11/2015		JPY	19,557,696			163,117	24	0
	11/2015	$		12,005		CNY	77,333	100	0
	12/2015			3,037		HKD	23,536	0	0
	08/2016		CNY	111,099	$		16,795	0	(202)
	01/2021		BRL	3,010			464	7	0

JPM	10/2015			150,098			37,780	0	(80)
	10/2015		DKK	22,688			3,390	1	(8)
	10/2015		EUR	333			374	2	0

80	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015		GBP	568			$870	$10	$0
	10/2015		ILS	59,778			15,795	556	0
	10/2015		KRW	14,184,244			12,029	83	(12)
	10/2015	$		45,388		BRL	150,098	0	(7,528)
	10/2015			6,222		CAD	8,292	0	(8)
	10/2015			36,024		EUR	31,702	0	(601)
	10/2015			11,280		GBP	7,302	0	(234)
	10/2015			11,617		KRW	13,535,629	0	(206)
	10/2015			2,131		SGD	2,984	0	(34)
	11/2015		CAD	8,506	$		6,385	12	0
	11/2015		CHF	3,775			3,869	0	(10)
	11/2015		EUR	23,375			26,262	130	0
	11/2015	$		12,817		CHF	12,366	3	(114)
	11/2015			10,386		GBP	6,858	0	(13)
	11/2015			11,320		JPY	1,349,800	0	(63)
	11/2015			8,981		SEK	75,445	42	(1)
	01/2016		BRL	20,800	$		6,733	1,651	0
	01/2016		DKK	21,196			3,198	16	0
	05/2016		BRL	102,004			28,937	4,897	0

MSB	10/2015			9,404			2,467	95	0
	10/2015		JPY	73,920,964			614,952	0	(1,236)
	10/2015	$		2,452		BRL	9,404	0	(80)
	10/2015			575,346		EUR	514,101	0	(890)
	10/2015			5,602		SGD	7,933	0	(29)
	11/2015		EUR	514,101	$		575,613	880	0
	11/2015		JPY	1,531,900			12,776	0	0
	11/2015	$		3,718		DKK	24,610	0	(29)
	05/2016		BRL	25,061	$		7,113	1,206	0

NAB	10/2015		EUR	543,902			620,867	13,111	0

NGF	10/2015		BRL	53,828			17,663	4,085	0
	10/2015	$		13,549		BRL	53,828	29	0
	10/2015			8,995		KRW	10,422,956	0	(208)

RBC	11/2015			14,746		EUR	13,205	16	0

SCX	10/2015		CAD	8,292	$		6,264	51	0
	10/2015		KRW	13,241,679			11,233	70	0
	10/2015	$		488,803		GBP	322,481	0	(971)
	11/2015		AUD	29,191	$		21,249	805	0
	11/2015		CAD	203			153	1	0
	11/2015		GBP	318,904			483,208	859	0
	11/2015	$		2,749		AUD	3,975	35	0
	11/2015			17,540		CHF	16,851	0	(225)
	08/2016		CNY	54,268	$		8,200	0	(103)

SOG	10/2015	$		2,234		SGD	3,165	0	(10)
	11/2015		CNY	15,444	$		2,384	0	(34)
	12/2015	$		2,346		HKD	18,185	0	0
	08/2016		CNY	19,175	$		2,900	0	(33)

TDM	10/2015	$		574,000		JPY	68,868,495	72	0
	11/2015		JPY	68,868,495	$		574,243	0	(55)
	12/2015	$		986		MXN	16,799	2	0

UAG	10/2015		BRL	80,890	$		20,360	0	(43)
	10/2015	$		25,700		BRL	80,890	0	(5,296)
	11/2015		CHF	249,057	$		253,964	0	(1,940)
	11/2015		CNY	115,343			18,417	337	0
	11/2015	$		2,472		CHF	2,322	0	(86)
	11/2015			98,361		JPY	11,798,000	104	(71)
	12/2015			850		MXN	14,265	0	(11)
	01/2016		BRL	12,500	$		4,045	991	0
	01/2016		DKK	10,220			1,499	0	(35)
	08/2016		CNY	15,897			2,405	0	(27)

WST	11/2015	$		10,385		GBP	6,857	0	(13)

Total Forward Foreign Currency Contracts								$93,008	$(34,756)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.600%	10/21/2015	$ 450,000	$ 45	$8
	Put - OTC CDX.IG-24 5-Year Index	Buy	1.950%	10/21/2015	327,600	33	1

						$ 78	$9

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	42,941	$713	$368

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	11,000	70	177

BRC	Call - OTC USD versus CNH		6.500	02/02/2016		283	6	4
	Call - OTC USD versus CNH		7.500	02/02/2016		283	2	1

HUS	Put - OTC USD versus CNH		6.443	08/16/2016		16,400	94	276
	Put - OTC USD versus CNH		6.442	08/17/2016		11,000	58	185

JPM	Call - OTC USD versus CNH		6.400	02/02/2016		6,136	166	113
	Call - OTC USD versus CNH		7.400	02/02/2016		6,136	36	13

SOG	Put - OTC USD versus CNH		6.444	08/17/2016		2,900	16	49

UAG	Call - OTC USD versus CNH		6.500	02/02/2016		5,853	123	76
	Call - OTC USD versus CNH		7.500	02/02/2016		5,853	32	11

							$1,316	$1,273

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$ 21,300	$24	$70

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	13,300	15	44
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015	88,800	99	297
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017	14,500	723	388
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017	11,700	584	329

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015	48,600	369	2

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015	421,700	111	2
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	116,400	129	384

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016	17,900	490	337

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	59,300	59	195
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016	106,500	117	352
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016	172,700	406	26
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016	175,100	455	34
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016	245,100	1,774	2,380

							$5,355	$4,840

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$23,900	$57	$1

Total Purchased Options						$6,806	$6,123

82	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$18,700	$(33)	$(41)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015	20,800	(12)	(3)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015	20,800	(27)	(46)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015	21,300	(15)	(4)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015	21,300	(24)	(59)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015	28,800	(55)	(39)

						$(166)	$(192)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	42,941	$(282)	$(102)
	Call - OTC EUR versus USD		1.154	12/04/2015		42,941	(431)	(276)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016	$	11,000	(137)	(143)

BRC	Call - OTC USD versus CNH		7.000	02/02/2016		565	(6)	(2)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		12,990	(210)	(1,081)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		16,400	(194)	(217)
	Call - OTC USD versus CNH		6.975	08/17/2016		11,000	(128)	(145)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		4,898	(157)	(438)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		12,272	(129)	(59)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		2,900	(34)	(38)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016		11,707	(107)	(46)

							$(1,815)	$(2,547)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$	3,100	$(6)	$(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		7,100	(77)	(114)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		12,200	(148)	(312)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		12,600	(230)	(74)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		15,100	(312)	(82)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		21,400	(372)	(112)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015		11,400	(369)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		24,000	(339)	(614)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016		17,900	(494)	(644)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016		169,600	(356)	(31)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016		175,100	(368)	(41)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		61,100	(1,047)	(294)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		32,100	(159)	(287)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		32,100	(157)	(63)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		19,300	(235)	(198)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016		23,100	(261)	(106)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016		55,700	(1,771)	(2,062)

								$(6,701)	$(5,036)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$47,800	$(57)	$0

Total Written Options						$(8,739)	$(7,775)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,730	$734,840	AUD	30,000	CAD	0	EUR	62,816	$(7,244)
Sales	69	718,559		0		50,748		402,982	(9,570)
Closing Buys	(1,799)	(245,667)		(30,000)		(25,374)		(256,573)	5,084
Expirations	0	(155,900)		0		(25,374)		(91,541)	1,898
Exercised	0	(95,700)		0		0		(31,802)	1,093

Balance at End of Period	0	$956,132	AUD	0	CAD	0	EUR	85,882	$(8,739)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Goodrich Corp.	(0.510%	)	09/20/2016	0.026%	$ 2,100	$0	$(10)	$0	$(10)

JPM	Loews Corp.	(0.280%	)	03/20/2016	0.081%	2,300	0	(3)	0	(3)

							$0	$(13)	$0	$(13)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Dell, Inc.	1.000%	09/20/2019	2.500%	$	400	$(18)	$(4)	$0	$(22)

BRC	Brazil Government International Bond	1.000%	12/20/2016	3.246%		1,300	(16)	(19)	0	(35)

CBK	Dell, Inc.	1.000%	09/20/2019	2.500%		7,200	(372)	(30)	0	(402)
	Sprint Communications, Inc.	5.000%	09/20/2019	8.092%		4,000	390	(777)	0	(387)

DUB	Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.971%		6,300	(138)	153	15	0
	Brazil Government International Bond	1.000%	12/20/2016	3.246%		1,400	(18)	(20)	0	(38)

GST	Brazil Government International Bond	1.000%	12/20/2016	3.246%		2,800	(36)	(39)	0	(75)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	3.471%		1,600	(101)	93	0	(8)
	Novo Banco S.A.	5.000%	12/20/2015	6.509%	EUR	3,800	0	(8)	0	(8)

JPM	Brazil Government International Bond	1.000%	12/20/2016	3.246%	$	1,100	(13)	(17)	0	(30)
	China Government International Bond	1.000%	12/20/2019	1.030%		3,700	30	(33)	0	(3)
	Volvo Treasury AB	1.000%	03/20/2021	1.286%	EUR	1,200	(65)	45	0	(20)

							$(357)	$(656)	$15	$(1,028)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$400	$ 54	$(10)	$44	$0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	400	53	(9)	44	0

FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	151	(1)	1	0	0

GST	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	4,800	665	(140)	525	0
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	302	(1)	1	0	0

MYC	CDX.IG-5 10-Year Index 10-15%	0.463%	12/20/2015	5,600	0	5	5	0

					$ 770	$(152)	$618	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

84	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	320	$0	$44	$44	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		30	0	(1)	0	(1)
	Pay	1-Month GBP-UKRPI	3.353%	04/02/2045		3,300	0	(84)	0	(84)
	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	57,100	192	(2,111)	0	(1,919)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		19,800	(40)	(414)	0	(454)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		16,700	17	(371)	0	(354)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	6,900	(7)	(6)	0	(13)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	160	1	21	22	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	22,000	(59)	(528)	0	(587)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		59,500	8	(1,374)	0	(1,366)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		31,700	1	(673)	0	(672)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		230,200	19	(4,423)	0	(4,404)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	10,300	(2)	(12)	0	(14)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	140	0	8	8	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	8,300	4	(180)	0	(176)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		186,700	414	(3,722)	0	(3,308)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	10,100	(2)	(124)	0	(126)

DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	1,800	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		13,900	12	(383)	0	(371)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		16,200	3	(375)	0	(372)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		61,500	17	(1,320)	0	(1,303)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		114,700	5	(2,199)	0	(2,194)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		89,100	148	(1,727)	0	(1,579)

FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	100	1	5	6	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		190	0	27	27	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		80	0	5	5	0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		30	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021	BRL	52,800	(5)	(921)	0	(926)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		6,100	16	(124)	0	(108)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	2,240	0	36	36	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	105,900	0	(71)	0	(71)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		49,200	(135)	(1,178)	0	(1,313)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		30,500	6	(652)	0	(646)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		142,000	147	(2,663)	0	(2,516)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		40,700	0	18	18	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	23,300	(50)	(35)	0	(85)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		14,400	(1)	15	14	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		60,800	(4)	(762)	0	(766)

HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	105,800	(4)	(67)	0	(71)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		74,700	(152)	(1,563)	0	(1,715)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		180,100	(170)	(3,645)	0	(3,815)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		41,400	20	(753)	0	(733)

JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	200	1	24	25	0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		140	0	19	19	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	28,000	(5)	(588)	0	(593)

UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021		11,400	(25)	(279)	0	(304)
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/28/2020	EUR	4,800	(6)	(12)	0	(18)

							$365	$(33,120)	$224	$(32,979)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	NDDUEAFE Index	5,981	3-Month USD-LIBOR plus a specified spread	01/15/2016	$	31,338		$(3,774)	$0	$(3,774)
	Receive	NDDUEAFE Index	29,456	3-Month USD-LIBOR plus a specified spread	05/13/2016		154,443		(18,722)	0	(18,722)

DUB	Receive	NDDUEAFE Index	34,034	3-Month USD-LIBOR less a specified spread	11/20/2015		178,494		(21,610)	0	(21,610)
	Receive	NDDUEAFE Index	50,760	3-Month USD-LIBOR plus a specified spread	12/15/2015		265,961		(32,045)	0	(32,045)
	Receive	NDDUEAFE Index	71,184	3-Month USD-LIBOR plus a specified spread	01/15/2016		354,262		(26,039)	0	(26,039)
	Receive	NDDUEAFE Index	24,136	3-Month USD-LIBOR plus a specified spread	01/22/2016		116,320		(5,018)	0	(5,018)
	Receive	NDDUEAFE Index	43,063	3-Month USD-LIBOR plus a specified spread	05/31/2016		232,491		(34,046)	0	(34,046)
	Receive	NDDUEAFE Index	61,120	3-Month USD-LIBOR plus a specified spread	06/15/2016		321,735		(39,981)	0	(39,981)
	Receive	NDDUEAFE Index	33,465	3-Month USD-LIBOR plus a specified spread	06/30/2016		174,051		(19,758)	0	(19,758)

FBF	Receive	NDDUEAFE Index	25,847	3-Month USD-LIBOR plus a specified spread	02/12/2016		125,585		(6,410)	0	(6,410)
	Receive	NDDUEAFE Index	25,740	3-Month USD-LIBOR plus a specified spread	04/29/2016		131,554		(12,946)	0	(12,946)
	Receive	NDDUEAFE Index	24,870	3-Month USD-LIBOR plus a specified spread	06/15/2016		118,466		(3,788)	0	(3,788)
	Receive	NDDUEAFE Index	32,933	3-Month USD-LIBOR plus a specified spread	06/30/2016		171,161		(19,509)	0	(19,509)

GST	Receive	NDDUEAFE Index	3,216	3-Month USD-LIBOR less a specified spread	11/16/2015		16,548		(1,722)	0	(1,722)

									$(245,368)	$0	$(245,368)

Total Swap Agreements								$778	$(279,309)	$857	$(279,388)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $319,812 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
AZD	$4,046	$0	$0	$4,046	$0	$0	$0	$0	$4,046	$(4,270)	$(224)
BOA	6,682	368	88	7,138	(169)	(805)	(25,321)	(26,295)	(19,157)	21,649	2,492
BPS	6,276	177	22	6,475	(236)	(143)	(7,065)	(7,444)	(969)	2,074	1,105
BRC	362	5	0	367	(1,314)	(92)	(35)	(1,441)	(1,074)	968	(106)
CBK	5,653	70	52	5,775	(4,421)	0	(4,399)	(8,820)	(3,045)	2,547	(498)
DUB	9,786	1,058	15	10,859	(599)	(268)	(184,365)	(185,232)	(174,373)	154,214	(20,159)
FBF	18	2	38	58	(605)	(1,082)	(43,688)	(45,375)	(45,317)	58,298	12,981
GLM	5,000	387	68	5,455	(6,105)	(614)	(5,397)	(12,116)	(6,661)	6,958	297
GST	0	0	525	525	0	0	(1,813)	(1,813)	(1,288)	1,420	132
HUS	25,033	461	0	25,494	(970)	(362)	(6,334)	(7,666)	17,828	(16,390)	1,438
JPM	7,403	472	25	7,900	(8,912)	(1,243)	(56)	(10,211)	(2,311)	2,468	157
MSB	2,181	0	0	2,181	(2,264)	0	0	(2,264)	(83)	350	267
MYC	0	2,987	24	3,011	0	(3,082)	(593)	(3,675)	(664)	747	83
NAB	13,111	0	0	13,111	0	0	0	0	13,111	(10,630)	2,481
NGF	4,114	0	0	4,114	(208)	0	0	(208)	3,906	(5,350)	(1,444)
RBC	16	0	0	16	0	0	0	0	16	0	16
RYL	0	0	0	0	0	0	0	0	0	(70)	(70)
SCX	1,821	0	0	1,821	(1,299)	0	0	(1,299)	522	(670)	(148)
SOG	0	49	0	49	(77)	(38)	0	(115)	(66)	0	(66)

86	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
TDM	$74	$0	$0	$74	$(55)	$0	$0	$(55)	$19	$0	$19
UAG	1,432	87	0	1,519	(7,509)	(46)	(322)	(7,877)	(6,358)	12,027	5,669
WST	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)

Total Over the Counter	$93,008	$6,123	$857	$99,988	$(34,756)	$(7,775)	$(279,388)	$(321,919)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$69	$69
Futures	0	0	712	0	372	1,084
Swap Agreements	0	605	0	0	1,734	2,339

	$0	$605	$712	$0	$2,175	$3,492

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$93,008	$0	$93,008
Purchased Options	0	9	0	1,273	4,841	6,123
Swap Agreements	0	633	0	0	224	857

	$0	$642	$0	$94,281	$5,065	$99,988

	$0	$1,247	$712	$94,281	$7,240	$103,480

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$252	$252
Swap Agreements	0	52	0	0	293	345

	$0	$52	$0	$0	$545	$597

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34,756	$0	$34,756
Written Options	0	192	0	2,547	5,036	7,775
Swap Agreements	0	1,041	245,368	0	32,979	279,388

	$0	$1,233	$245,368	$37,303	$38,015	$321,919

	$0	$1,285	$245,368	$37,303	$38,560	$322,516

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(165)	$(165)
Written Options	0	0	0	0	1,160	1,160
Futures	0	0	(26,291)	0	3,113	(23,178)
Swap Agreements	0	3,859	0	0	(12,456)	(8,597)

	$0	$3,859	$(26,291)	$0	$(8,348)	$(30,780)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(25,782)	$0	$(25,782)
Purchased Options	0	(100)	0	(1,114)	(98)	(1,312)
Written Options	0	175	0	3,219	1,260	4,654
Swap Agreements	0	622	22,532	(19)	(1,868)	21,267

	$0	$697	$22,532	$(23,696)	$(706)	$(1,173)

	$0	$4,556	$(3,759)	$(23,696)	$(9,054)	$(31,953)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	87

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

September 30, 2015 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(14)	$(14)
Written Options	0	0	0	0	140	140
Futures	0	0	(499)	0	107	(392)
Swap Agreements	0	(16,864)	0	0	(26,802)	(43,666)

	$0	$(16,864)	$(499)	$0	$(26,569)	$(43,932)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,154	$0	$9,154
Purchased Options	0	(20)	0	129	(4)	105
Written Options	0	(25)	0	(235)	1,608	1,348
Swap Agreements	0	(957)	(289,429)	0	(30,676)	(321,062)

	$0	$(1,002)	$(289,429)	$9,048	$(29,072)	$(310,455)

	$0	$(17,866)	$(289,928)	$9,048	$(55,641)	$(354,387)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,368	$0	$3,368
Corporate Bonds & Notes
Banking & Finance	0	334,002	0	334,002
Industrials	0	59,109	0	59,109
Utilities	0	68,689	0	68,689
Municipal Bonds & Notes
California	0	1,722	0	1,722
Illinois	0	1,920	0	1,920
U.S. Government Agencies	0	150,816	0	150,816
U.S. Treasury Obligations	0	1,149,367	0	1,149,367
Mortgage-Backed Securities	0	39,704	0	39,704
Asset-Backed Securities	0	152,271	0	152,271
Sovereign Issues	0	137,130	0	137,130
Short-Term Instruments
Certificates of Deposit	0	22,705	0	22,705
Commercial Paper	0	3,598	0	3,598
Repurchase Agreements	0	661	0	661
U.S. Treasury Bills	0	79,061	0	79,061
	$0	$2,204,123	$0	$2,204,123
Investments in Affiliates, at Value
Short-Term Instruments

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Central Funds Used for Cash Management Purposes	$361,839	$0	$0	$361,839

Total Investments	$361,839	$2,204,123	$0	$2,565,962

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(432,156)	$0	$(432,156)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,084	2,356	0	3,440
Over the counter	0	99,988	0	99,988
	$1,084	$102,344	$0	$103,428

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(252)	(345)	0	(597)
Over the counter	0	(321,919)	0	(321,919)
	$(252)	$(322,264)	$0	$(322,516)

Totals	$362,671	$1,552,047	$0	$1,914,718

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

88	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.9%

CORPORATE BONDS & NOTES 58.0%

BANKING & FINANCE 16.8%
American International Group, Inc.
4.500% due 07/16/2044		$3,000	$2,959
Aviation Loan Trust
2.447% due 12/15/2022		1,172	1,089
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,000	1,119
6.000% due 01/22/2020		$1,300	1,274
Banco Santander Chile
3.875% due 09/20/2022		2,200	2,200
Bank of America Corp.
4.100% due 07/24/2023		300	312
4.125% due 01/22/2024		3,100	3,248
6.250% due 09/05/2024 (d)		2,000	1,957
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021		1,800	1,811
Barclays Bank PLC
7.625% due 11/21/2022		1,300	1,459
10.179% due 06/12/2021		740	971
Bear Stearns Cos. LLC
7.250% due 02/01/2018		700	784
BPCE S.A.
4.500% due 03/15/2025		900	868
4.625% due 07/11/2024		1,200	1,172
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,162
Citigroup, Inc.
6.625% due 06/15/2032		600	712
8.125% due 07/15/2039		1,400	2,021
CME Group, Inc.
5.300% due 09/15/2043		1,200	1,362
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		800	799
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		800	835
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	3,000
FMR LLC
4.950% due 02/01/2033		2,000	2,149
General Electric Capital Corp.
6.750% due 03/15/2032		2,900	3,925
6.875% due 01/10/2039		1,200	1,684
Goldman Sachs Group, Inc.
3.850% due 07/08/2024		1,400	1,429
4.000% due 03/03/2024		3,400	3,505
5.375% due 05/10/2020 (d)		1,400	1,369
HBOS PLC
6.750% due 05/21/2018		1,900	2,099
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		1,800	1,723
6.500% due 09/15/2037		1,500	1,772
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,128
JPMorgan Chase & Co.
5.000% due 07/01/2019 (d)		2,400	2,337
5.300% due 05/01/2020 (d)		500	493
5.500% due 10/15/2040		600	681
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		634	649
MetLife, Inc.
10.750% due 08/01/2069		2,000	3,125
Morgan Stanley
3.875% due 04/29/2024		3,600	3,682

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Navient Corp.
5.625% due 08/01/2033	$1,000	$653
Pacific Life Insurance Co.
9.250% due 06/15/2039	1,200	1,795
Progressive Corp.
3.700% due 01/26/2045	1,400	1,256
Prudential Financial, Inc.
4.600% due 05/15/2044	1,500	1,520
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (d)	1,900	2,375
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	1,988
3.900% due 05/01/2045	700	647
5.606% due 01/15/2044	200	224
Wells Fargo Bank N.A.
5.850% due 02/01/2037	750	898
6.600% due 01/15/2038	400	523
Weyerhaeuser Co.
7.375% due 03/15/2032	1,200	1,513
WP Carey, Inc.
4.000% due 02/01/2025	1,600	1,547

		79,803

INDUSTRIALS 25.5%
21st Century Fox America, Inc.
6.150% due 02/15/2041	2,500	2,870
AbbVie, Inc.
4.400% due 11/06/2042	3,100	2,845
Actavis, Inc.
3.250% due 10/01/2022	2,900	2,826
Altria Group, Inc.
9.250% due 08/06/2019	89	111
9.950% due 11/10/2038	933	1,497
Amazon.com, Inc.
4.950% due 12/05/2044	1,400	1,437
American Airlines Pass-Through Trust
4.375% due 04/01/2024	763	764
Amgen, Inc.
4.950% due 10/01/2041	3,114	3,142
6.900% due 06/01/2038	1,600	2,016
Anadarko Petroleum Corp.
7.950% due 06/15/2039	800	1,023
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	900	1,099
Anthem, Inc.
4.650% due 01/15/2043	1,600	1,576
Apple, Inc.
3.850% due 05/04/2043	1,300	1,189
Barrick International Barbados Corp.
6.350% due 10/15/2036	600	536
Becton Dickinson and Co.
3.734% due 12/15/2024	1,400	1,428
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,539
Cameron International Corp.
5.950% due 06/01/2041	1,300	1,440
Canadian Pacific Railway Co.
2.900% due 02/01/2025	1,500	1,420
Comcast Corp.
6.400% due 05/15/2038	50	63
6.500% due 11/15/2035	200	255
6.550% due 07/01/2039	2,000	2,546
6.950% due 08/15/2037	700	924
7.050% due 03/15/2033	600	793
Cox Communications, Inc.
8.375% due 03/01/2039	1,600	1,946

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CVS Pass-Through Trust
4.704% due 01/10/2036	$3,343	$3,500
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	600	860
Devon Financing Corp. LLC
7.875% due 09/30/2031	400	491
Discovery Communications LLC
4.950% due 05/15/2042	2,700	2,430
Domtar Corp.
6.750% due 02/15/2044	1,500	1,508
Dow Chemical Co.
9.400% due 05/15/2039	100	147
Ecopetrol S.A.
7.375% due 09/18/2043	2,000	1,835
Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,176
Encana Corp.
6.500% due 08/15/2034	2,000	1,799
Energy Transfer Partners LP
4.050% due 03/15/2025	1,800	1,587
6.625% due 10/15/2036	500	477
7.500% due 07/01/2038	400	421
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,600	2,225
5.750% due 03/01/2035	200	204
Ford Motor Co.
7.450% due 07/16/2031	2,200	2,741
Freeport-McMoRan, Inc.
5.450% due 03/15/2043	500	350
Goldcorp, Inc.
5.450% due 06/09/2044	1,600	1,487
GTL Trade Finance, Inc.
5.893% due 04/29/2024	792	655
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	1,500	1,491
Kraft Foods Group, Inc.
6.500% due 02/09/2040	800	963
Laboratory Corp. of America Holdings
4.700% due 02/01/2045	1,200	1,094
Masco Corp.
7.750% due 08/01/2029	2,400	2,694
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,172
Microsoft Corp.
3.750% due 02/12/2045	1,300	1,205
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,476
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,377
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	2,750	2,088
Newmont Mining Corp.
6.250% due 10/01/2039	600	545
ONEOK Partners LP
6.200% due 09/15/2043	2,000	1,820
Oracle Corp.
4.125% due 05/15/2045	1,900	1,798
4.500% due 07/08/2044	1,500	1,521
Pfizer, Inc.
7.200% due 03/15/2039	670	919
Philip Morris International, Inc.
3.600% due 11/15/2023	700	727
Pride International, Inc.
7.875% due 08/15/2040	200	169
QVC, Inc.
5.950% due 03/15/2043	2,100	1,946

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Reynolds American, Inc.
6.150% due 09/15/2043	$2,000	$2,280
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	1,113
SABMiller Holdings, Inc.
4.950% due 01/15/2042	1,500	1,531
SES S.A.
5.300% due 04/04/2043	1,800	1,804
Southern Copper Corp.
5.250% due 11/08/2042	1,000	761
Suncor Energy, Inc.
6.500% due 06/15/2038	200	241
Teck Resources Ltd.
6.000% due 08/15/2040	1,300	717
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	105
8.375% due 06/15/2032	2,400	2,510
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	33
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,768
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	3,805
Time Warner Cable, Inc.
5.500% due 09/01/2041	1,297	1,166
5.875% due 11/15/2040	400	382
6.550% due 05/01/2037	700	690
Time Warner, Inc.
4.650% due 06/01/2044	200	192
6.250% due 03/29/2041	100	116
6.500% due 11/15/2036	2,469	2,879
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	111
7.250% due 08/15/2038	300	373
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	577	635
United Airlines Pass-Through Trust
4.000% due 10/11/2027	1,000	1,024
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,676
Vale Overseas Ltd.
6.250% due 01/23/2017	200	204
6.875% due 11/10/2039	1,600	1,246
Vessel Management Services, Inc.
3.432% due 08/15/2036	2,088	2,166
Viacom, Inc.
5.250% due 04/01/2044	1,400	1,218
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,100	1,225
6.200% due 04/15/2038	900	1,158
Waste Management, Inc.
4.100% due 03/01/2045	1,300	1,223
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	1,183
8.750% due 03/15/2032	137	131
Williams Partners LP
4.900% due 01/15/2045	1,500	1,121

		120,970

UTILITIES 15.7%
Anadarko Finance Co.
7.500% due 05/01/2031	900	1,101
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,759
7.000% due 04/01/2038	100	130

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AT&T, Inc.
3.400% due 05/15/2025	$1,000	$957
4.800% due 06/15/2044	2,400	2,232
5.350% due 09/01/2040	3,618	3,588
6.300% due 01/15/2038	1,000	1,104
6.550% due 02/15/2039	600	681
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	474
6.500% due 09/15/2037	1,600	2,017
British Telecommunications PLC
9.625% due 12/15/2030	600	897
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,276	1,323
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,500	1,516
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	533
Delmarva Power & Light Co.
3.500% due 11/15/2023	2,900	3,005
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	877
Enable Midstream Partners LP
5.000% due 05/15/2044	3,000	2,231
Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,506
FirstEnergy Corp.
7.375% due 11/15/2031	400	484
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	992
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	598
Koninklijke KPN NV
8.375% due 10/01/2030	2,000	2,643
Majapahit Holding BV
7.750% due 01/20/2020	900	1,004
NGPL PipeCo LLC
7.768% due 12/15/2037	1,300	1,099
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,391
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	228
6.050% due 03/01/2034	3,201	3,878
PacifiCorp
6.000% due 01/15/2039	1,300	1,618
Petrobras Global Finance BV
6.875% due 01/20/2040	2,600	1,693
7.875% due 03/15/2019	1,700	1,402
Petroleos Mexicanos
5.500% due 06/27/2044	4,000	3,230
5.625% due 01/23/2046	1,100	905
6.500% due 06/02/2041	1,000	926
Plains All American Pipeline LP
6.650% due 01/15/2037	100	106
Progress Energy, Inc.
7.750% due 03/01/2031	400	543
Shell International Finance BV
3.625% due 08/21/2042	1,100	975
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,340
Southern California Edison Co.
5.625% due 02/01/2036	200	236
6.000% due 01/15/2034	300	366
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,251
Verizon Communications, Inc.
4.672% due 03/15/2055	3,422	2,961
4.862% due 08/21/2046	3,040	2,856

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.012% due 08/21/2054	$11,500	$10,561
6.400% due 09/15/2033	144	166
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,609
Vodafone Group PLC
6.150% due 02/27/2037	1,200	1,281

		74,273

Total Corporate Bonds & Notes (Cost $281,142)		275,046

MUNICIPAL BONDS & NOTES 5.1%

CALIFORNIA 2.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	1,790
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	400	558
7.500% due 04/01/2034	600	841
7.550% due 04/01/2039	1,000	1,441
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	170	148
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	150	202
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,050
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	100	132
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	2,063
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	1,901

		11,126

GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,957	3,469

ILLINOIS 0.6%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,500	2,637

MICHIGAN 0.3%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,183

NEVADA 0.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	234

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	527

90	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	$400	$508
6.814% due 11/15/2040	1,400	1,851

		2,359

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	334

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,700	2,337
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	83

		2,420

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	83

Total Municipal Bonds & Notes (Cost $22,715)		24,372

U.S. GOVERNMENT AGENCIES 17.9%
Fannie Mae
0.000% due 06/01/2017 (b)(h)	2,400	2,372
0.000% due 05/15/2030 - 11/15/2030 (b)(f)	20,000	12,278
0.394% due 10/27/2037	307	305
3.980% due 07/01/2021	2,500	2,774
5.625% due 04/17/2028	100	130
6.000% due 04/18/2036 (f)	900	926
6.210% due 08/06/2038 (f)	9,643	13,831
6.250% due 05/15/2029 (f)	2,200	3,058
Financing Corp.
0.000% due 12/27/2018 (b)	5,200	4,976
8.600% due 09/26/2019	1,470	1,876
Freddie Mac
0.000% due 03/15/2031 (b)	1,100	646
5.000% due 04/15/2038	203	225
6.250% due 07/15/2032 (f)	500	710
6.750% due 03/15/2031 (f)	2,800	4,098
Ginnie Mae
3.500% due 11/20/2044	1,352	1,324
5.500% due 10/20/2037	463	573
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	8,400	10,523
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 04/15/2030 (b)	16,700	12,267
Resolution Funding Corp. Strips
0.000% due 01/15/2030 - 04/15/2030 (b)	2,300	1,489
Small Business Administration
5.290% due 12/01/2027	243	270
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,431
4.875% due 01/15/2048	1,900	2,225
5.250% due 09/15/2039	900	1,115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 04/01/2056	$1,200	$1,492
5.880% due 04/01/2036	3,000	3,952

Total U.S. Government Agencies (Cost $76,350)		84,866

U.S. TREASURY OBLIGATIONS 31.3%
U.S. Treasury Bonds
2.750% due 08/15/2042 (f)(h)	9,800	9,566
2.750% due 11/15/2042 (f)	10,300	10,039
3.000% due 05/15/2045 (f)	3,400	3,483
3.125% due 11/15/2041 (f)	3,900	4,117
3.125% due 02/15/2042 (f)	9,200	9,690
3.125% due 02/15/2043 (f)(h)	17,100	17,922
3.375% due 05/15/2044 (f)(h)	4,900	5,382
3.625% due 02/15/2044 (f)(h)	16,500	18,986
4.375% due 11/15/2039 (f)	3,400	4,365
4.500% due 08/15/2039	300	392
U.S. Treasury Inflation Protected Securities (c)
0.750% due 02/15/2045 (h)	4,257	3,704
1.375% due 02/15/2044 (h)	10,342	10,525
U.S. Treasury Notes
2.250% due 11/15/2024 (f)	16,200	16,512
U.S. Treasury Strips (b)
0.000% due 05/15/2032	1,100	704
0.000% due 11/15/2032	7,400	4,659
0.000% due 08/15/2033	2,500	1,532
0.000% due 11/15/2033	500	304
0.000% due 05/15/2034	600	358
0.000% due 11/15/2034	200	118
0.000% due 11/15/2039	1,700	840
0.000% due 08/15/2040	18,800	8,996
0.000% due 11/15/2040	25,200	11,960
0.000% due 08/15/2042	2,600	1,157
0.000% due 05/15/2043	6,800	2,950

Total U.S. Treasury Obligations (Cost $138,136)		148,261

MORTGAGE-BACKED SECURITIES 2.0%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,400
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034	148	147
DBUBS Mortgage Trust
1.557% due 07/12/2044	1,461	1,458
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	254	264
IndyMac Mortgage Loan Trust
0.374% due 07/25/2047	201	146
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	1,200	1,268
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,419	1,529
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2035	1,600	1,601
Structured Asset Mortgage Investments Trust
0.384% due 07/25/2046	92	73
0.414% due 05/25/2036	170	128
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,300	1,421

Total Mortgage-Backed Securities (Cost $9,155)		9,435

ASSET-BACKED SECURITIES 0.1%
SLM Student Loan Trust
1.795% due 04/25/2023	269	270

Total Asset-Backed Securities (Cost $266)		270

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.0%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$800	$771
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,194
Italy Buoni Poliennali Del Tesoro
4.750% due 09/01/2044	EUR	1,200	1,863
5.000% due 09/01/2040		600	944
Mexico Government International Bond
3.600% due 01/30/2025		$3,189	3,141
4.600% due 01/23/2046		534	477
6.050% due 01/11/2040		774	850
7.750% due 05/29/2031	MXN	31,600	2,081
Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,711
Spain Government International Bond
5.150% due 10/31/2044	EUR	700	1,107

Total Sovereign Issues (Cost $14,422)			14,139

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
American International Group, Inc.		463	26

Total Common Stocks (Cost $13)			26

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (e) 0.1%
			252

		PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.4%
0.049% due 11/12/2015 - 02/18/2016 (a)(f)(j)		$1,904	1,904

Total Short-Term Instruments (Cost $2,156)			2,156

Total Investments in Securities (Cost $544,355)			558,571

		SHARES
INVESTMENTS IN AFFILIATES 2.2%

SHORT-TERM INSTRUMENTS 2.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio III		1,074,278	10,651

Total Short-Term Instruments (Cost $10,652)			10,651

Total Investments in Affiliates (Cost $10,652)			10,651

Total Investments 120.1% (Cost $555,007)			$569,222

Financial Derivative Instruments (g)(i) 1.5% (Cost or Premiums, net $(72))			7,296

Other Assets and Liabilities, net (21.6%)			(102,573)

Net Assets 100.0%			$473,945

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	91

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$252	U.S. Treasury Notes 4.875% due 08/15/2016	$(261)	$252	$252

Total Repurchase Agreements						$(261)	$252	$252

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.400%	08/25/2015	10/06/2015	$(10,833)	$(10,838)
	0.440%	08/28/2015	10/09/2015	(10,002)	(10,006)
	0.500%	09/10/2015	10/13/2015	(7,114)	(7,116)
	0.600%	09/17/2015	10/01/2015	(9,269)	(9,271)
GRE	0.400%	08/25/2015	10/06/2015	(10,603)	(10,607)
	0.480%	09/22/2015	10/06/2015	(15,905)	(15,907)
	0.520%	09/14/2015	10/05/2015	(5,720)	(5,721)
JPS	0.250%	09/09/2015	10/09/2015	(3,455)	(3,456)

Total Reverse Repurchase Agreements					$(72,922)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.780%	09/24/2015	10/06/2015	$(13,646)	$(13,650)
GSC	0.420%	08/26/2015	10/07/2015	(3,012)	(3,014)
	0.590%	09/22/2015	10/06/2015	(14,026)	(14,036)
	0.770%	09/30/2015	10/07/2015	(3,858)	(3,862)
	0.860%	09/29/2015	10/05/2015	(3,069)	(3,070)

Total Sale-Buyback Transactions					$(37,632)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $61,617 at a weighted average interest rate of 0.293%.
(3)	Payable for sale-buyback transactions includes $12 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	6.000%	10/01/2045	$ 1,000	$(1,129)	$(1,131)

Total Short Sales				$(1,129)	$(1,131)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

92	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $111,154 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(37,231)	$0	$(37,231)	$36,859	$(372)
GRE	0	(32,235)	0	(32,235)	31,999	(236)
JPS	0	(3,456)	0	(3,456)	3,483	27
SSB	252	0	0	252	(261)	(9)

Master Securities Forward Transaction Agreement
BCY	0	0	(13,650)	(13,650)	13,831	181
GSC	0	0	(23,982)	(23,982)	23,984	2

Total Borrowings and Other Financing Transactions	$252	$(72,922)	$(37,632)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(9,271)	$(63,651)	$0	$0	$(72,922)

Total	$(9,271)	$(63,651)	$0	$0	$(72,922)

Sale-Buyback Transactions
U.S. Government Agencies	0	(34,618)	0	0	(34,618)
U.S. Treasury Obligations	0	(3,014)	0	0	(3,014)

Total	$0	$(37,632)	$0	$0	$(37,632)

Total Borrowings	$(9,271)	$(101,283)	$0	$0	$(110,554)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(110,554)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2015	2,107	$(3,704)	$3,603	$0
S&P 500 Index December Futures	Long	12/2015	503	(4,217)	4,301	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	420	(1,178)	236	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	207	422	0	(142)

Total Futures Contracts				$(8,677)	$8,140	$(142)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$10,700	$63	$(118)	$0	$0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	40,400	215	(530)	2	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	5,900	21	(2)	0	(1)

				$299	$(650)	$2	$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$ 10,800	$(295)	$(245)	$7	$0
Pay	3-Month USD-LIBOR	2.350%	10/02/2025	2,600	(79)	(62)	0	(79)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	27,200	(1,083)	(1,482)	21	0
Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN 26,800	174	(104)	2	0

					$(1,283)	$(1,893)	$30	$(79)

Total Swap Agreements					$(984)	$(2,543)	$32	$(80)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $23,261 and cash of $3,436 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$8,140	$32	$8,172	$0	$(142)	$(80)	$(222)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BPS	12/2015		MXN	34,963	$		2,055	$0	$(1)

HUS	10/2015		EUR	10,719			12,215	238	0

JPM	11/2015		CAD	388			294	4	0

MSB	10/2015		JPY	762,900			6,347	0	(13)
	10/2015	$		6,352		JPY	762,900	7	0
	11/2015		JPY	762,900	$		6,355	0	(7)

UAG	10/2015	$		11,992		EUR	10,719	0	(14)
	11/2015		EUR	10,719	$		11,997	14	0

Total Forward Foreign Currency Contracts								$263	$(35)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$ 3,500	$308	$119

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	5,400	454	184

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	3,600	317	123

							$1,079	$426

Total Purchased Options							$1,079	$426

94	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$(4)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$ 7,700	$(319)	$(93)

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	11,700	(469)	(142)

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	7,800	(324)	(95)

							$(1,112)	$(330)

Total Written Options							$(1,151)	$(334)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount	Premiums
Balance at Beginning of Period	$133,900	$(1,872)
Sales	5,200	(39)
Closing Buys	(101,800)	724
Expirations	(3,200)	19
Exercised	(2,600)	17

Balance at End of Period	$31,500	$(1,151)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	S&P 500 Total Return Index	9,182	3-Month USD-LIBOR plus a specified spread	03/15/2016	$	33,748	$(974)	$0	$(974)

Total Swap Agreements								$(974)	$0	$(974)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $1,633 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (2)
BOA	$0	$119	$0	$119	$0	$(93)	$0	$(93)	$26	$0	$26
BPS	0	0	0	0	(1)	0	(974)	(975)	(975)	1,633	658
CBK	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
DUB	0	184	0	184	0	(142)	0	(142)	42	(40)	2
HUS	238	0	0	238	0	0	0	0	238	(50)	188
JPM	4	123	0	127	0	(95)	0	(95)	32	0	32
MSB	7	0	0	7	(20)	0	0	(20)	(13)	0	(13)
UAG	14	0	0	14	(14)	0	0	(14)	0	0	0

Total Over the Counter	$263	$426	$0	$689	$(35)	$(334)	$(974)	$(1,343)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	95

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$7,904	$0	$236	$8,140
Swap Agreements	0	2	0	0	30	32

	$0	$2	$7,904	$0	$266	$8,172

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$263	$0	$263
Purchased Options	0	0	0	0	426	426

	$0	$0	$0	$263	$426	$689

	$0	$2	$7,904	$263	$692	$8,861

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$142	$142
Swap Agreements	0	1	0	0	79	80

	$0	$1	$0	$0	$221	$222

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$35	$0	$35
Written Options	0	0	0	0	334	334
Swap Agreements	0	0	974	0	0	974

	$0	$0	$974	$35	$334	$1,343

	$0	$1	$974	$35	$555	$1,565

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(19,800)	$0	$(1,718)	$(21,518)
Swap Agreements	0	217	0	0	329	546

	$0	$217	$(19,800)	$0	$(1,389)	$(20,972)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(181)	$0	$(181)
Written Options	0	0	0	0	661	661
Swap Agreements	0	0	(1,029)	0	0	(1,029)

	$0	$0	$(1,029)	$(181)	$661	$(549)

	$0	$217	$(20,829)	$(181)	$(728)	$(21,521)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(9,878)	$0	$(1,171)	$(11,049)
Swap Agreements	0	(650)	0	0	(957)	(1,607)

	$0	$(650)	$(9,878)	$0	$(2,128)	$(12,656)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(404)	$0	$(404)
Purchased Options	0	0	0	0	(85)	(85)
Written Options	0	0	0	0	101	101
Swap Agreements	0	0	(1,233)	0	0	(1,233)

	$0	$0	$(1,233)	$(404)	$16	$(1,621)

	$0	$(650)	$(11,111)	$(404)	$(2,112)	$(14,277)

96	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$79,803	$0	$79,803
Industrials	0	120,970	0	120,970
Utilities	0	74,273	0	74,273
Municipal Bonds & Notes
California	0	11,126	0	11,126
Georgia	0	3,469	0	3,469
Illinois	0	2,637	0	2,637
Michigan	0	1,183	0	1,183
Nevada	0	234	0	234
New Jersey	0	527	0	527
New York	0	2,359	0	2,359
North Carolina	0	334	0	334
Ohio	0	2,420	0	2,420
West Virginia	0	83	0	83
U.S. Government Agencies	0	84,866	0	84,866
U.S. Treasury Obligations	0	148,261	0	148,261
Mortgage-Backed Securities	0	9,435	0	9,435
Asset-Backed Securities	0	270	0	270
Sovereign Issues	0	14,139	0	14,139
Common Stocks
Financials	26	0	0	26
Short-Term Instruments
Repurchase Agreements	0	252	0	252
U.S. Treasury Bills	0	1,904	0	1,904
	$26	$558,545	$0	$558,571

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,651	$0	$0	$10,651

Total Investments	$10,677	$558,545	$0	$569,222

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,131)	$0	$(1,131)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8,140	32	0	8,172
Over the counter	0	689	0	689
	$8,140	$721	$0	$8,861

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(142)	(80)	0	(222)
Over the counter	0	(1,343)	0	(1,343)
	$(142)	$(1,423)	$0	$(1,565)

Totals	$18,675	$556,712	$0	$575,387

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	97

Schedule of Investments PIMCO StocksPLUS® Short Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.5%

BANK LOAN OBLIGATIONS 0.9%
Charter Communications Operating LLC
3.250% due 08/24/2021		$1,700	$1,696
Chrysler Group LLC
3.500% due 05/24/2017		8,094	8,081
Community Health Systems, Inc.
3.575% due 12/31/2018		2,178	2,179
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		1,350	1,348
HCA, Inc.
2.944% due 03/31/2017		12,343	12,346

Total Bank Loan Obligations (Cost $25,609)			25,650

CORPORATE BONDS & NOTES 32.7%

BANKING & FINANCE 22.6%
ABN AMRO Bank NV
4.750% due 07/28/2025		700	696
Ally Financial, Inc.
6.250% due 12/01/2017		3,000	3,158
American International Group, Inc.
4.125% due 02/15/2024		300	316
ASIF
3.000% due 02/17/2017	EUR	3,100	3,562
Banco del Estado de Chile
4.125% due 10/07/2020 (g)		$13,000	13,660
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,000	1,994
Banco Santander Chile
1.887% due 01/19/2016		1,400	1,402
Bank of America Corp.
0.514% due 09/14/2018	EUR	16,500	18,095
0.651% due 08/15/2016		$4,500	4,485
0.939% due 08/25/2017		36,000	35,965
1.097% due 09/15/2026		20,900	18,111
3.875% due 03/22/2017		12,900	13,329
6.500% due 08/01/2016		2,200	2,298
Bank of America N.A.
0.779% due 11/14/2016		21,000	20,985
Bank of Montreal
1.950% due 01/30/2018		1,000	1,014
Bank One Capital
8.750% due 09/01/2030		325	466
Barclays Bank PLC
10.179% due 06/12/2021		18,300	24,016
14.000% due 06/15/2019 (e)	GBP	6,700	13,062
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	608
6.500% due 03/10/2021		3,300	3,538
6.750% due 09/30/2022		23,400	25,389
Bear Stearns Cos. LLC
0.723% due 11/21/2016		13,669	13,645
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		800	806
BPCE S.A.
1.545% due 04/25/2016		5,000	5,022
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,700	6,480
Caixa Economica Federal
4.250% due 05/13/2019		$300	264
Citigroup, Inc.
0.603% due 06/09/2016		35,500	35,329
4.450% due 01/10/2017		1,000	1,040
5.950% due 05/15/2025 (e)		2,700	2,548

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Agricole S.A.
1.449% due 04/15/2016		$15,000	$15,064
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	243
Denali Borrower LLC
5.625% due 10/15/2020		2,000	2,084
Eksportfinans ASA
2.375% due 05/25/2016		22,310	22,369
Export-Import Bank of India
4.000% due 08/07/2017		10,000	10,372
Ford Motor Credit Co. LLC
0.852% due 09/08/2017		10,300	10,096
4.134% due 08/04/2025		10,200	10,178
General Motors Financial Co., Inc.
3.450% due 04/10/2022		26,100	25,069
4.750% due 08/15/2017		6,800	7,058
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		1,800	1,775
3.750% due 05/22/2025		600	603
HBOS PLC
0.767% due 09/01/2016	EUR	100	112
1.032% due 09/06/2017		$900	895
HSBC Bank USA N.A.
6.000% due 08/09/2017		14,400	15,482
HSBC Finance Capital Trust
5.911% due 11/30/2035		1,700	1,700
HSBC USA, Inc.
1.081% due 08/07/2018		1,800	1,798
International Lease Finance Corp.
7.125% due 09/01/2018		5,850	6,456
JPMorgan Chase & Co.
0.841% due 02/15/2017		22,900	22,890
1.068% due 05/30/2017	GBP	7,700	11,497
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$6,627	7,163
KBC Bank NV
8.000% due 01/25/2023		800	876
LBG Capital PLC
7.625% due 12/09/2019	GBP	3,810	6,040
8.000% due 06/15/2020 (e)		$2,000	2,262
9.125% due 07/15/2020	GBP	3,223	5,266
Mizuho Bank Ltd.
0.776% due 09/25/2017		$800	797
Morgan Stanley
3.875% due 04/29/2024		2,900	2,967
4.000% due 07/23/2025		4,900	5,016
National City Bank
0.702% due 06/07/2017		700	696
Nationwide Building Society
3.900% due 07/21/2025		800	819
Navient Corp.
8.000% due 03/25/2020		10,700	10,272
8.450% due 06/15/2018		500	515
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	95,600	14,317
2.000% due 01/01/2016		11,400	1,716
2.000% due 04/01/2016		22,600	3,419
Rabobank Group
0.609% due 11/23/2016		$25,500	25,507
6.875% due 03/19/2020	EUR	4,100	5,399
11.000% due 06/30/2019 (e)		$10,690	13,184
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	103,800	15,632
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$900	1,053
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (c)		215,704	44,759

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS AG
5.125% due 05/15/2024	$200	$197
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)	14,800	15,056
Wells Fargo & Co.
1.175% due 07/22/2020	3,900	3,917
2.600% due 07/22/2020	1,600	1,617

		625,486

INDUSTRIALS 4.0%
AbbVie, Inc.
1.061% due 11/06/2015	10,800	10,803
1.800% due 05/14/2018	1,200	1,198
2.500% due 05/14/2020	700	697
3.200% due 11/06/2022	200	199
3.600% due 05/14/2025	400	396
4.500% due 05/14/2035	300	286
4.700% due 05/14/2045	400	390
Actavis Funding SCS
2.350% due 03/12/2018	3,400	3,416
3.000% due 03/12/2020	3,000	3,011
Braskem Finance Ltd.
5.750% due 04/15/2021	8,300	6,847
CCO Safari LLC
3.579% due 07/23/2020	500	497
4.464% due 07/23/2022	800	801
4.908% due 07/23/2025	1,600	1,595
6.384% due 10/23/2035	400	406
6.484% due 10/23/2045	700	708
6.834% due 10/23/2055	200	199
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	2,400	2,519
CVS Health Corp.
1.900% due 07/20/2018	1,500	1,511
2.800% due 07/20/2020	500	509
3.500% due 07/20/2022	200	207
3.875% due 07/20/2025	1,800	1,860
4.875% due 07/20/2035	500	527
5.125% due 07/20/2045	800	864
CVS Pass-Through Trust
6.943% due 01/10/2030	1,022	1,215
General Mills, Inc.
0.594% due 01/29/2016	30,500	30,485
HCA, Inc.
3.750% due 03/15/2019	10,700	10,695
Kraft Heinz Foods Co.
1.600% due 06/30/2017	600	601
2.000% due 07/02/2018	700	701
2.800% due 07/02/2020	300	302
3.500% due 07/15/2022	200	205
3.950% due 07/15/2025	200	205
5.000% due 07/15/2035	100	105
5.200% due 07/15/2045	200	213
QUALCOMM, Inc.
4.650% due 05/20/2035	500	457
4.800% due 05/20/2045	600	526
Reynolds American, Inc.
2.300% due 06/12/2018	600	607
3.250% due 06/12/2020	400	412
4.000% due 06/12/2022	300	314
4.450% due 06/12/2025	1,400	1,468
STATS ChipPAC Ltd.
4.500% due 03/20/2018	4,000	4,010
Total Capital Canada Ltd.
0.669% due 01/15/2016	4,700	4,703
UAL Pass-Through Trust
7.336% due 01/02/2021	1,073	1,139

98	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UnitedHealth Group, Inc.
1.900% due 07/16/2018		$2,700	$2,729
4.625% due 07/15/2035		1,200	1,269
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		4,500	4,385
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		4,400	4,363

			110,555

UTILITIES 6.1%
AT&T, Inc.
0.699% due 02/12/2016		42,000	41,963
0.747% due 03/30/2017		16,600	16,538
3.400% due 05/15/2025		4,100	3,923
Majapahit Holding BV
8.000% due 08/07/2019		3,000	3,311
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		1,900	1,935
Petrobras Global Finance BV
1.953% due 05/20/2016		1,600	1,512
2.429% due 01/15/2019		5,900	4,086
2.750% due 01/15/2018	EUR	3,800	3,427
3.214% due 03/17/2020		$400	275
3.500% due 02/06/2017		200	178
4.375% due 05/20/2023		900	589
4.875% due 03/17/2020		500	367
5.375% due 01/27/2021		300	220
5.750% due 01/20/2020		4,800	3,612
5.875% due 03/01/2018		2,800	2,317
7.875% due 03/15/2019		4,200	3,464
Shell International Finance BV
0.531% due 11/15/2016		12,500	12,504
Sprint Communications, Inc.
8.375% due 08/15/2017		300	300
Telefonica Chile S.A.
3.875% due 10/12/2022		4,000	3,908
Verizon Communications, Inc.
1.867% due 09/15/2016		26,100	26,354
2.086% due 09/14/2018		13,800	14,199
2.500% due 09/15/2016		4,183	4,241
3.650% due 09/14/2018		16,200	17,082
5.150% due 09/15/2023		1,000	1,105

			167,410

Total Corporate Bonds & Notes (Cost $910,424)			903,451

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		700	964
6.918% due 04/01/2040		490	647
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	140
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		1,500	2,197
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036		2,730	3,105
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040		500	702

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	$1,000	$1,205
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	500	644
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	116

		9,720

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	449
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	922
7.750% due 01/01/2042	1,500	1,503

		2,874

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	50	50

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,617

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	3,177
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,191

		4,368

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,183

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	127

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,476

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	260	227

Total Municipal Bonds & Notes (Cost $21,183)		25,642

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 16.3%
Fannie Mae
0.544% due 07/25/2037 - 09/25/2042	$539	$541
0.574% due 07/25/2037	509	513
0.594% due 09/25/2035	823	825
0.604% due 09/25/2035	1,442	1,451
0.794% due 01/25/2051	1,496	1,514
0.914% due 06/25/2037	2,448	2,487
0.924% due 06/25/2040	3,168	3,225
1.793% due 09/01/2035	32	34
1.880% due 10/01/2034	3	3
2.054% due 11/01/2035	6	7
2.243% due 12/01/2033	3	3
2.277% due 12/01/2033	27	29
2.373% due 03/01/2035	2	2
2.387% due 07/01/2035	22	23
2.463% due 06/01/2035	49	52
2.522% due 06/01/2034	218	232
2.683% due 06/01/2035	64	68
2.870% due 09/01/2027	1,700	1,709
3.000% due 10/01/2045	108,900	110,430
3.500% due 11/01/2020 - 10/01/2045	1,291	1,363
3.890% due 07/01/2021	2,550	2,794
4.000% due 01/01/2025 - 10/01/2045	57,564	61,248
4.500% due 02/01/2018 - 02/01/2044	48,730	52,955
5.000% due 11/01/2025 - 05/01/2042	49,116	54,211
5.500% due 11/01/2021 - 09/01/2041	36,911	41,333
6.000% due 12/01/2018 - 05/01/2041	26,078	29,534
Freddie Mac
0.587% due 03/15/2037	2,515	2,521
0.907% due 08/15/2037	3,153	3,206
0.917% due 10/15/2037	633	642
0.927% due 05/15/2037 - 09/15/2037	3,579	3,650
2.435% due 06/01/2035	66	70
2.624% due 11/01/2034	34	36
5.000% due 05/01/2023 - 01/01/2039	6,441	7,069
5.500% due 08/15/2030 - 03/01/2039	1,112	1,239
6.000% due 08/01/2027 - 04/01/2038	628	711
Ginnie Mae
3.500% due 10/01/2045 - 11/01/2045	31,000	32,431
4.000% due 10/01/2045	6,000	6,398
5.000% due 04/15/2035 - 03/15/2042	23,592	26,140
6.000% due 07/15/2037 - 08/15/2037	59	66
Small Business Administration
4.430% due 05/01/2029	696	755
5.520% due 06/01/2024	3	4

Total U.S. Government Agencies (Cost $440,254)		451,524

U.S. TREASURY OBLIGATIONS 26.8%
U.S. Treasury Bonds
2.000% due 08/15/2025 (g)	14,000	13,935
2.125% due 05/15/2025 (g)(k)	27,900	28,082

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	99

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 08/15/2024 (i)(k)		$27,400	$28,235
3.000% due 11/15/2044 (k)		3,150	3,220
3.000% due 05/15/2045 (g)		13,750	14,085
3.125% due 08/15/2044 (g)		30,500	31,945
4.500% due 08/15/2039 (k)		20,100	26,243
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)		22,502	21,962
0.125% due 07/15/2022 (i)		37,257	36,390
0.250% due 01/15/2025 (i)		806	774
0.375% due 07/15/2023 (i)		58,967	58,044
0.750% due 02/15/2045		13,074	11,376
2.000% due 01/15/2026		2,886	3,244
2.375% due 01/15/2025		138,953	160,155
2.375% due 01/15/2027		36,094	42,324
U.S. Treasury Notes
0.375% due 01/15/2016 (i)		3,403	3,406
1.375% due 08/31/2020 (g)(i)(k)		38,000	38,057
1.875% due 08/31/2022 (g)		123,100	124,181
2.000% due 07/31/2022 (g)		94,100	95,742

Total U.S. Treasury Obligations (Cost $754,679)			741,400

MORTGAGE-BACKED SECURITIES 9.2%
American Home Mortgage Investment Trust
2.534% due 02/25/2045		13	13
Arran Residential Mortgages Funding PLC
1.376% due 05/16/2047	EUR	706	790
Banc of America Commercial Mortgage Trust
5.733% due 06/10/2049		$2,705	2,831
5.948% due 05/10/2045		240	242
Banc of America Funding Trust
2.505% due 06/25/2034		43	43
2.717% due 05/25/2035		15	15
Banc of America Mortgage Trust
2.789% due 05/25/2033		61	62
2.791% due 07/25/2035 ^		2,048	1,909
BCRR Trust
5.858% due 07/17/2040		350	358
Bear Stearns Adjustable Rate Mortgage Trust
2.770% due 11/25/2034		126	122
2.921% due 12/25/2035		66	67
3.182% due 11/25/2034		29	29
Bear Stearns ALT-A Trust
2.697% due 09/25/2035		26	22
Chase Mortgage Finance Trust
4.575% due 12/25/2035 ^		1,760	1,689
5.455% due 09/25/2036 ^		992	886
6.000% due 12/25/2036		409	370
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035		36	36
2.730% due 10/25/2035		21	20
Commercial Mortgage Trust
5.543% due 12/11/2049		3,800	3,910
Countrywide Alternative Loan Trust
0.384% due 09/25/2046 ^		4,500	3,922
0.474% due 02/25/2037		437	351
5.500% due 07/25/2035 ^		15	14
6.000% due 05/25/2037 ^		4,108	3,363
Countrywide Home Loan Mortgage Pass-Through Trust
2.448% due 11/25/2034		1,156	1,098
2.506% due 02/20/2035		139	138
2.593% due 02/20/2036 ^		23	22
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,853	3,984
5.383% due 02/15/2040		78	81
Deutsche ALT-A Securities, Inc.
0.524% due 02/25/2036		10,570	8,475

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028		$6,900	$7,814
Granite Master Issuer PLC
0.416% due 12/20/2054		331	330
0.748% due 12/20/2054	GBP	7,216	10,871
0.828% due 12/20/2054		3,630	5,474
Granite Mortgages PLC
0.361% due 01/20/2044	EUR	35	39
0.964% due 01/20/2044	GBP	31	47
0.966% due 09/20/2044		181	274
Greenwich Capital Commercial Funding Corp.
6.014% due 07/10/2038		$5,543	5,603
GSR Mortgage Loan Trust
2.702% due 09/25/2035		53	53
3.464% due 11/25/2035 ^		2,250	2,048
3.749% due 11/25/2035		57	55
6.000% due 02/25/2036		17,505	15,003
6.000% due 07/25/2037 ^		4,933	4,530
HarborView Mortgage Loan Trust
0.386% due 12/19/2036 ^		690	515
0.436% due 05/19/2035		27	23
0.456% due 06/19/2035		4,814	4,188
0.456% due 12/19/2036 ^		7,641	5,273
4.358% due 06/19/2036 ^		2,729	1,893
Impac Secured Assets Trust
0.364% due 01/25/2037		9,780	8,595
IndyMac Mortgage Loan Trust
2.976% due 06/25/2036		7,469	6,113
JPMorgan Alternative Loan Trust
2.628% due 05/25/2036 ^		4,371	3,592
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		1,624	1,680
5.397% due 05/15/2045		1,737	1,780
5.439% due 01/15/2049		28,218	29,471
JPMorgan Mortgage Trust
2.522% due 07/25/2035		659	654
2.672% due 02/25/2035		11	11
2.678% due 10/25/2036 ^		3,425	3,095
5.555% due 10/25/2036		525	462
5.750% due 01/25/2036 ^		89	79
LB Commercial Mortgage Trust
6.051% due 07/15/2044		27,867	29,626
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		7,644	7,713
Leek Finance PLC
0.565% due 12/21/2038		5,371	5,569
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		5,754	5,550
MASTR Adjustable Rate Mortgages Trust
2.369% due 07/25/2035 ^		1,084	929
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030		119	114
0.687% due 06/15/2030		2	1
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036		85	79
0.444% due 11/25/2035		77	73
2.248% due 05/25/2033		67	66
2.781% due 09/25/2035 ^		2,701	2,454
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,447	1,502
5.485% due 03/12/2051		100	104
Morgan Stanley Capital Trust
5.610% due 04/15/2049		464	465
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035		151	138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prime Mortgage Trust
6.000% due 06/25/2036 ^	$1,544	$1,384
Residential Accredit Loans, Inc. Trust
0.344% due 02/25/2037	3,925	3,189
0.379% due 08/25/2036	7,038	5,618
0.384% due 07/25/2036	6,924	5,589
0.384% due 09/25/2036	12,269	9,792
Structured Adjustable Rate Mortgage Loan Trust
1.597% due 01/25/2035	65	52
2.520% due 08/25/2034	102	102
2.560% due 02/25/2034	64	64
Structured Asset Mortgage Investments Trust
0.474% due 02/25/2036	35	29
Thornburg Mortgage Securities Trust
1.444% due 06/25/2047 ^	3,932	3,509
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047	100	102
5.749% due 07/15/2045	4,012	4,117
WaMu Mortgage Pass-Through Certificates Trust
1.399% due 11/25/2042	11	10
2.159% due 10/25/2046	289	268
4.335% due 02/25/2037 ^	1,261	1,174
Wells Fargo Mortgage-Backed Securities Trust
2.609% due 07/25/2036 ^	1,462	1,385
2.622% due 01/25/2035	65	66
2.651% due 03/25/2036	96	96
5.586% due 12/25/2036	2,758	2,675
6.000% due 04/25/2037 ^	6,241	6,148

Total Mortgage-Backed Securities (Cost $250,143)		254,179

ASSET-BACKED SECURITIES 5.2%
Accredited Mortgage Loan Trust
0.324% due 02/25/2037	5,007	4,803
0.670% due 09/25/2035	6,000	5,563
ACE Securities Corp. Home Equity Loan Trust
0.254% due 10/25/2036	26	14
Asset-Backed Securities Corp. Home Equity Loan Trust
0.744% due 09/25/2034	8	8
0.834% due 07/25/2035	2,000	1,828
Bear Stearns Asset-Backed Securities Trust
0.354% due 08/25/2036	4,272	3,734
0.434% due 06/25/2047	7,000	5,998
Citigroup Mortgage Loan Trust, Inc.
0.394% due 05/25/2037	9,789	7,097
0.794% due 09/25/2035 ^	3,600	2,232
Cornerstone CLO Ltd.
0.509% due 07/15/2021	6,593	6,534
Countrywide Asset-Backed Certificates
0.374% due 06/25/2047	3,451	3,154
0.444% due 04/25/2036	976	972
0.674% due 12/25/2031	3	2
Duane Street CLO Ltd.
0.536% due 01/11/2021	353	354
Elm CLO Ltd.
1.689% due 01/17/2023	5,405	5,416
First Franklin Mortgage Loan Trust
0.334% due 09/25/2036	6,937	6,584
0.684% due 09/25/2035	716	700
GSAMP Trust
0.244% due 12/25/2046	4,791	2,612
Long Beach Mortgage Loan Trust
0.414% due 02/25/2036	14,402	11,764
0.754% due 10/25/2034	9	9
Massachusetts Educational Financing Authority
1.245% due 04/25/2038	1,095	1,098

100	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Asset-Backed Securities Trust
0.404% due 05/25/2037		$11,000	$8,133
0.484% due 12/25/2035		4,640	4,175
Morgan Stanley ABS Capital, Inc. Trust
0.284% due 01/25/2037		4,557	2,587
0.324% due 02/25/2037		4,502	3,367
0.354% due 09/25/2036		18,297	10,684
Morgan Stanley Home Equity Loan Trust
0.294% due 12/25/2036		6,744	3,899
Option One Mortgage Loan Trust
0.334% due 01/25/2037		4,332	2,543
Penta CLO S.A.
0.268% due 06/04/2024	EUR	542	598
Residential Asset Securities Corp. Trust
0.344% due 08/25/2036		$9,853	9,301
Securitized Asset-Backed Receivables LLC Trust
1.154% due 01/25/2036 ^		2,942	2,460
SLM Private Education Loan Trust
3.457% due 05/16/2044		854	889
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	6,046	6,586
0.795% due 10/25/2017		$587	587
Structured Asset Securities Corp. Mortgage Loan Trust
0.364% due 12/25/2036		1,850	1,641
0.514% due 05/25/2037		5,994	5,499
Symphony CLO LP
1.589% due 04/16/2022		7,940	7,946
Wells Fargo Home Equity Asset-Backed Securities Trust
0.784% due 11/25/2035		1,000	918

Total Asset-Backed Securities (Cost $134,002)			142,289

SOVEREIGN ISSUES 7.2%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	193
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		600	619
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	83,000	20,234
0.000% due 04/01/2016 (c)		114,800	27,020
0.000% due 07/01/2016 (c)		9,700	2,200
0.000% due 10/01/2016 (c)		29,700	6,472
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		30,100	6,153
10.000% due 01/01/2025		220,900	40,845
Export-Import Bank of Korea
4.000% due 01/29/2021		$17,700	19,098
Italy Buoni Poliennali Del Tesoro
1.500% due 06/01/2025	EUR	300	329
4.000% due 02/01/2037		750	1,030
Korea Development Bank
3.250% due 09/20/2016		$1,200	1,225

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Housing Finance Corp.
4.125% due 12/15/2015		$500	$503
Mexico Government International Bond
3.500% due 12/14/2017 (d)	MXN	122,123	7,687
4.000% due 11/15/2040 (d)		2,655	166
4.750% due 06/14/2018		93,100	5,535
5.000% due 06/16/2016 (d)		5,894	361
Province of Ontario
1.000% due 07/22/2016		$100	100
1.650% due 09/27/2019		2,000	2,001
4.000% due 10/07/2019		300	327
Qatar Government International Bond
5.250% due 01/20/2020		11,420	12,898
Republic of Greece Government International Bond
3.000% due 02/24/2028	EUR	1,600	1,176
3.000% due 02/24/2036		600	390
4.500% due 11/08/2016	JPY	1,010,000	7,218
4.500% due 07/03/2017		400,000	2,818
4.750% due 04/17/2019	EUR	6,200	6,065
Slovenia Government International Bond
5.250% due 02/18/2024		$6,500	7,174
Spain Government International Bond
1.600% due 04/30/2025	EUR	9,350	10,256
5.150% due 10/31/2044		5,900	9,327

Total Sovereign Issues (Cost $237,121)			199,420

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
Wells Fargo & Co.
7.500% (e)		9,550	11,152

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		24,000	0

Total Convertible Preferred Securities (Cost $11,809)			11,152

PREFERRED SECURITIES 1.8%

BANKING & FINANCE 1.0%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		1,100	1,373
GMAC Capital Trust
8.125% due 02/15/2040		1,068,600	27,282

			28,655

UTILITIES 0.8%
Qwest Corp.
7.375% due 06/01/2051		821,600	21,076

Total Preferred Securities (Cost $50,070)			49,731

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 9.1%

CERTIFICATES OF DEPOSIT 1.8%
Credit Suisse
0.742% due 12/07/2015		$25,200	$25,200
Intesa Sanpaolo SpA
1.666% due 04/11/2016		25,300	25,343

			50,543

REPURCHASE AGREEMENTS (f) 0.0%
			954

JAPAN TREASURY BILLS 6.9%
(0.016%) due 12/14/2015 - 12/28/2015 (b)	JPY	22,750,000	189,644

U.S. TREASURY BILLS 0.4%
0.093% due 11/19/2015 - 02/25/2016 (b)(g)(i)(k)		$10,300	10,300

Total Short-Term Instruments (Cost $251,298)			251,441

Total Investments in Securities (Cost $3,086,592)			3,055,879

		SHARES
INVESTMENTS IN AFFILIATES 3.1%

SHORT-TERM INSTRUMENTS 3.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III		8,754,283	86,799

Total Short-Term Instruments (Cost $86,801)			86,799

Total Investments in Affiliates (Cost $86,801)			86,799

Total Investments 113.6% (Cost $3,173,393)			$3,142,678

Financial Derivative Instruments (h)(j) 8.5% (Cost or Premiums, net $(10,105))			235,707

Other Assets and Liabilities, net (22.1%)			(613,016)

Net Assets 100.0%			$2,765,369

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	101

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$954	U.S. Treasury Notes 4.875% due 08/15/2016	$(977)	$954	$954

Total Repurchase Agreements						$(977)	$954	$954

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
JML	0.000%	09/28/2015	TBD	(2)	$(4,351)	$(4,351)
JPS	0.300%	09/25/2015	10/02/2015		(712)	(712)
	0.340%	09/22/2015	10/06/2015		(10,500)	(10,501)
SCX	0.360%	08/20/2015	10/20/2015		(10,587)	(10,592)
	0.360%	09/24/2015	10/08/2015		(18,871)	(18,872)
	0.370%	09/24/2015	10/08/2015		(8,874)	(8,875)
	0.400%	09/24/2015	10/08/2015		(20,100)	(20,101)
	0.400%	09/28/2015	10/13/2015		(21,855)	(21,855)

Total Reverse Repurchase Agreements						$(95,859)

(2)	Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.000%	09/21/2015	10/05/2015	$(16,318)	$(16,320)
	0.560%	09/24/2015	10/07/2015	(19,473)	(19,482)
UBS	0.430%	09/24/2015	10/01/2015	(13,842)	(13,843)

Total Sale-Buyback Transactions					$(49,645)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $72,247 at a weighted average interest rate of 0.047%.
(4)	Payable for sale-buyback transactions includes $7 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$199,900	$(200,687)	$(202,708)
Fannie Mae	3.500%	10/01/2045	57,200	(59,210)	(59,694)
Fannie Mae	3.500%	11/01/2045	3,800	(3,932)	(3,957)
Fannie Mae	4.000%	10/01/2045	223,300	(237,096)	(238,250)
Fannie Mae	4.000%	11/01/2045	162,000	(171,841)	(172,530)
Fannie Mae	4.500%	10/01/2045	17,000	(18,401)	(18,435)

Total Short Sales				$(691,167)	$(695,574)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

102	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $148,781 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
JML	$0	$(4,351)	$0	$(4,351)	$4,729	$378
JPS	0	(11,213)	0	(11,213)	11,308	95
SCX	0	(80,295)	0	(80,295)	79,857	(438)
SSB	954	0	0	954	(977)	(23)

Master Securities Forward Transaction Agreement
GSC	0	0	(35,802)	(35,802)	35,925	123
UBS	0	0	(13,843)	(13,843)	13,935	92

Total Borrowings and Other Financing Transactions	$954	$(95,859)	$(49,645)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(4,351)	$(4,351)
U.S. Treasury Obligations	0	(91,508)	0	0	(91,508)

Total	$0	$(91,508)	$0	$(4,351)	$(95,859)

Sale-Buyback Transactions
U.S. Treasury Obligations	(13,843)	(35,802)	0	0	(49,645)

Total	$(13,843)	$(35,802)	$0	$0	$(49,645)

Total Borrowings	$(13,843)	$(127,310)	$0	$(4,351)	$(145,504)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(145,504)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.750	11/20/2015	121	$1	$1

Total Purchased Options				$1	$1

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,766	$3,596	$0	$(104)
90-Day Eurodollar December Futures	Short	12/2016	4,709	(7,198)	177	0
90-Day Eurodollar June Futures	Short	06/2016	84	(95)	3	0
90-Day Eurodollar March Futures	Short	03/2016	729	(700)	27	0
90-Day Eurodollar September Futures	Short	09/2016	12	(15)	0	0
Australia Government 10-Year Bond December Futures	Long	12/2015	34	30	26	(5)
Canada Government 10-Year Bond December Futures	Short	12/2015	403	466	85	(57)
E-mini S&P 500 Index December Futures	Long	12/2015	430	(6)	0	(1,301)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	599	2,282	341	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	103

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	Short	12/2015	101	$(337)	$0	$(17)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	2,041	2,120	0	(64)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	868	(907)	68	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	591	998	0	(406)

Total Futures Contracts				$234	$727	$(1,954)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$305,415	$8,916	$(10,676)	$1,090	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	10,900	3	23	23	(6)

				$8,919	$(10,653)	$1,113	$(6)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$ 2,289,100	$(7,548)	$(7,716)	$340	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018	1,195,100	(23,081)	(17,656)	491	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	8,500	(232)	(193)	5	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020	14,800	368	268	0	(11)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022	120,400	(1,994)	(1,994)	102	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	229,200	(7,258)	(8,219)	112	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025	49,200	1,257	1,750	0	(47)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	218,400	(8,733)	(12,536)	672	0
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	EUR 34,430	199	(247)	0	(81)
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020	GBP 22,000	(508)	(357)	0	(32)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022	52,200	(2,103)	(1,594)	0	(163)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	33,500	(461)	(946)	0	(212)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN 12,800	13	(13)	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	663,000	521	(345)	30	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	97,000	132	(83)	4	0
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	21,000	13	(3)	1	0
Receive	28-Day MXN-TIIE	0.000%	10/11/2021	240,300	62	18	0	(74)
Pay	28-Day MXN-TIIE	0.000%	10/11/2021	240,300	(62)	(402)	73	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021	158,600	(33)	(33)	49	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021	112,100	(26)	(26)	35	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021	3,600	(3)	(1)	1	0
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	167,400	58	98	59	0
Pay	28-Day MXN-TIIE	7.635%	06/09/2025	52,000	6	6	13	0

					$(49,413)	$(50,224)	$1,987	$(620)

Total Swap Agreements					$(40,494)	$(60,877)	$3,100	$(626)

104	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $77,130 and cash of $14,350 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$1	$727	$3,106	$3,834	$0	$(1,954)	$(626)	$(2,580)

(4)	Unsettled variation margin asset of $6 for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	68,686	$		50,750	$2,493	$0

BOA	10/2015		JPY	873,810			7,300	14	0
	10/2015	$		59,213		GBP	38,948	0	(294)
	11/2015		GBP	38,948	$		59,204	294	0
	11/2015	$		30,725		AUD	44,101	162	0
	11/2015			3,719		CNY	24,153	66	0
	11/2015			15,726		JPY	1,952,200	555	0
	12/2015		HKD	3,946	$		509	0	0
	12/2015	$		130		MXN	2,210	0	0
	05/2016		BRL	63,871	$		18,212	3,159	0
	06/2016		EUR	64,417			88,195	15,821	0
	06/2016	$		70,615		EUR	64,417	2,392	(634)

BPS	12/2015		JPY	20,820,000	$		172,890	0	(897)
	01/2016		DKK	29,175			4,539	160	0
	04/2016		BRL	114,800			32,112	4,843	0
	08/2016		CNY	85,359			12,900	0	(159)

BRC	10/2015		SGD	33,683			24,059	395	0
	11/2015		CNY	164,056			26,704	989	0
	12/2015	$		385		MXN	6,598	3	0
	06/2016		EUR	12,114	$		16,657	3,043	0

CBK	10/2015	$		40,146		SGD	57,529	272	0
	11/2015		AUD	13,160	$		9,395	178	0
	11/2015		JPY	3,735,100			30,171	0	(979)
	11/2015	$		7,997		CAD	10,534	0	(105)
	11/2015			23,089		JPY	2,768,200	0	(3)
	12/2015		SGD	57,529	$		40,030	0	(304)
	07/2016		BRL	8,640			2,247	245	0
	10/2016			29,700			7,522	782	0

DUB	10/2015			72,891			18,196	0	(190)
	10/2015		DKK	10,126			1,566	50	0
	10/2015	$		18,347		BRL	72,891	39	0
	10/2015		ZAR	5,170	$		411	39	0
	11/2015		CNY	172,088			28,000	1,026	0
	11/2015	$		18,011		BRL	72,891	173	0
	01/2016		BRL	83,000	$		24,284	4,009	0
	01/2016		DKK	68,676			10,600	291	0
	02/2016		EUR	16,650			22,406	3,758	0
	06/2016			8,010			10,567	1,641	(72)
	06/2016	$		10,826		EUR	8,010	0	(1,827)

FBF	10/2015			31,886		SGD	44,840	0	(382)
	11/2015		CNY	160,513	$		26,123	963	0
	12/2015		MXN	342,847			20,139	0	(19)
	12/2015	$		617		MXN	10,641	8	0

GLM	10/2015		DKK	25,466	$		3,940	127	0
	10/2015		EUR	138,908			156,753	1,537	0
	10/2015		TWD	776,820			23,814	307	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	105

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015	$		147,888		EUR	130,514	$0	$(2,051)
	11/2015		NOK	775	$		94	3	0
	11/2015	$		1,608		AUD	2,279	0	(12)
	11/2015			313		CAD	409	0	(6)
	11/2015			8,131		JPY	1,003,108	235	0
	01/2016		DKK	20,161	$		3,129	103	0
	07/2016		BRL	94,155			26,275	4,454	0

HUS	10/2015		DKK	17,483			2,714	96	0
	10/2015		KRW	62,994,984			55,407	2,298	0
	10/2015	$		124,851		JPY	14,976,000	0	(15)
	11/2015		JPY	14,976,000	$		124,904	18	0
	11/2015		SEK	965			111	0	(4)
	08/2016		CNY	129,317			19,549	0	(235)
	01/2021		BRL	3,570			550	8	0

JPM	10/2015			72,891			18,347	0	(39)
	10/2015		DKK	41,832			6,418	154	(1)
	10/2015		GBP	1,247			1,909	23	0
	10/2015	$		20,247		BRL	72,891	0	(1,861)
	10/2015			8,180		CAD	10,902	0	(11)
	10/2015			22,097		EUR	19,662	0	(127)
	10/2015			1,429		GBP	925	0	(30)
	10/2015			11,790		KRW	13,682,295	0	(255)
	11/2015		CAD	11,442	$		8,589	16	0
	11/2015		DKK	1,655			245	0	(3)
	11/2015		EUR	29,724			33,395	165	0
	11/2015	$		748		INR	48,682	0	(11)
	05/2016		BRL	87,292	$		24,764	4,191	0

MSB	10/2015		JPY	14,976,000			124,586	0	(250)
	05/2016		BRL	21,447			6,087	1,032	0
	06/2016		EUR	17,011			23,396	4,285	0
	06/2016	$		18,505		EUR	17,011	607	0

NAB	06/2016		EUR	37,010	$		50,818	9,231	0
	06/2016	$		19,854		EUR	18,317	732	0
	07/2016		EUR	37,600	$		51,008	8,713	0
	07/2016	$		41,333		EUR	37,600	962	0

NGF	10/2015			10,413		KRW	12,066,064	0	(241)

SCX	10/2015		CAD	10,902	$		8,236	67	0
	10/2015		GBP	40,562			62,983	1,623	0
	10/2015		JPY	1,053,624			8,800	15	0
	10/2015		KRW	15,359,350			13,030	81	0
	11/2015		AUD	30,970			22,546	856	0
	11/2015		CNY	416,543			64,212	0	(1,080)
	01/2016			429,904			65,487	0	(1,286)
	08/2016			63,202			9,550	0	(120)

SOG	08/2016			22,481			3,400	0	(39)

UAG	10/2015		EUR	11,268			12,606	15	0
	10/2015		KRW	13,052,328			11,049	45	0
	10/2015	$		2,977		GBP	1,936	0	(49)
	11/2015			12,611		EUR	11,268	0	(15)
	11/2015			97,757		JPY	11,736,600	125	0
	12/2015			1,621		MXN	27,209	0	(22)
	01/2016		DKK	23,565	$		3,456	0	(82)
	08/2016		CNY	18,515			2,801	0	(31)

Total Forward Foreign Currency Contracts								$89,987	$(13,741)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	53,075	$881	$455

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	12,900	83	208

HUS	Put - OTC USD versus CNH		6.443	08/16/2016		19,100	109	322
	Put - OTC USD versus CNH		6.442	08/17/2016		12,800	67	215

106	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016	$	24,444	$661	$449
	Call - OTC USD versus CNH		7.400	02/02/2016		24,444	145	51

SOG	Put - OTC USD versus CNH		6.444	08/17/2016		3,400	18	58

UAG	Call - OTC USD versus CNH		6.500	02/02/2016		24,444	514	318
	Call - OTC USD versus CNH		7.500	02/02/2016		24,444	134	45

							$2,612	$2,121

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	103,200	$115	$340

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		64,900	71	214
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		578,600	644	1,932
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		81,400	4,058	2,178
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		60,500	3,020	1,700

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		99,900	759	3

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		530,200	139	3
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		635,800	708	2,096

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		22,100	606	416

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		316,400	316	1,043
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		191,600	211	633
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		647,800	1,522	99
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		638,800	1,661	126
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		302,700	2,190	2,939

								$16,020	$13,722

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$	55,300	$133	$1

Total Purchased Options							$18,765	$15,844

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$	21,300	$(38)	$(46)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		26,100	(15)	(4)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		26,100	(34)	(57)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		25,300	(18)	(4)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		25,300	(29)	(71)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		40,800	(77)	(56)

							$(211)	$(238)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	53,075	$(349)	$(127)
	Call - OTC EUR versus USD		1.154	12/04/2015		53,075	(532)	(342)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016	$	12,900	(160)	(168)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		15,570	(251)	(1,295)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		19,100	(226)	(252)
	Call - OTC USD versus CNH		6.975	08/17/2016		12,800	(149)	(168)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		13,909	(447)	(1,245)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	107

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016	$	48,888	$(515)	$(233)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		3,400	(40)	(45)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016		48,888	(448)	(193)

							$(3,117)	$(4,068)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$(13)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	(31)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	(4)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	(6)

						$(482)	$(54)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$	11,200	$(22)	$(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		34,700	(377)	(558)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		65,300	(793)	(1,672)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		64,700	(1,181)	(379)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		78,100	(1,612)	(422)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		111,400	(1,936)	(584)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015		23,500	(760)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		131,000	(1,852)	(3,354)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016		22,100	(610)	(795)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016		636,600	(1,337)	(116)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016		638,800	(1,341)	(151)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		341,800	(5,861)	(1,642)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		38,100	(189)	(341)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		38,100	(187)	(75)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		125,800	(1,531)	(1,291)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016		41,500	(468)	(190)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016		68,800	(2,188)	(2,547)

								$(22,245)	$(14,121)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$110,600	$(133)	$0

Total Written Options						$(26,188)	$(18,481)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,267	$2,590,294	AUD	69,300	CAD	0	EUR	182,176	$(23,709)
Sales	310	1,048,272		0		83,264		569,168	(13,928)
Closing Buys	(1,577)	(324,311)		(69,300)		(41,632)		(430,916)	6,922
Expirations	0	(206,200)		0		(41,632)		(153,636)	2,711
Exercised	0	(131,600)		0		0		(60,642)	1,816

Balance at End of Period	0	$2,976,455	AUD	0	CAD	0	EUR	106,150	$(26,188)

108	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.316%	$	2,300	$28	$(12)	$16	$0
	General Electric Capital Corp.	1.000%	12/20/2015	0.117%		3,000	(59)	66	7	0
	MetLife, Inc.	1.000%	12/20/2015	0.147%		4,200	(203)	212	9	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		20,800	(50)	(173)	0	(223)
	Prudential Financial, Inc.	1.000%	12/20/2015	0.138%		2,200	(64)	69	5	0

BRC	General Electric Capital Corp.	1.000%	09/20/2016	0.148%		5,300	59	(13)	46	0
	Italy Government International Bond	1.000%	06/20/2017	0.518%		2,900	11	14	25	0

CBK	Brazil Government International Bond	1.000%	09/20/2017	4.066%		3,400	(7)	(190)	0	(197)
	MetLife, Inc.	1.000%	12/20/2015	0.147%		2,300	(84)	89	5	0

DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.172%		1,600	25	(11)	14	0
	Indonesia Government International Bond	1.000%	06/20/2017	1.334%		700	(21)	17	0	(4)
	Italy Government International Bond	1.000%	09/20/2016	0.367%		1,200	9	(1)	8	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.313%		5,300	69	(32)	37	0

FBF	Vodafone Group PLC	1.000%	03/20/2016	0.245%		3,200	46	(34)	12	0

HUS	Brazil Government International Bond	1.000%	12/20/2015	2.531%		16,300	(92)	41	0	(51)
	Brazil Government International Bond	1.000%	12/20/2019	4.714%		4,000	(122)	(430)	0	(552)
	Italy Government International Bond	1.000%	09/20/2016	0.367%		2,500	19	(3)	16	0
	Mexico Government International Bond	1.000%	12/20/2016	0.889%		100	1	(1)	0	0
	U.S. Treasury Notes	0.250%	06/20/2017	0.074%	EUR	2,100	(4)	11	7	0

JPM	China Government International Bond	1.000%	12/20/2019	1.030%	$	59,800	448	(504)	0	(56)
	Mexico Government International Bond	1.000%	12/20/2016	0.889%		1,200	16	(14)	2	0

MYC	Brazil Government International Bond	1.950%	08/20/2016	2.864%		500	0	(3)	0	(3)
	Italy Government International Bond	1.000%	06/20/2017	0.518%		2,900	10	15	25	0

UAG	Indonesia Government International Bond	1.000%	06/20/2017	1.334%		900	(28)	23	0	(5)

							$7	$(864)	$234	$(1,091)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$20,044	$(3,986)	$280	$0	$(3,706)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	2,500	335	(62)	273	0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	2,500	334	(60)	274	0
	MCDX-24 5-Year Index	1.000%	06/20/2020	1,900	6	(7)	0	(1)

GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	289	0	3	3	0
	MCDX-24 5-Year Index	1.000%	06/20/2020	1,700	5	(6)	0	(1)

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	579	0	6	6	0

MYC	MCDX-24 5-Year Index	1.000%	06/20/2020	1,400	4	(5)	0	(1)

					$(3,302)	$149	$556	$(3,709)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	109

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,610	$(1)	$223	$222	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		320	2	(10)	0	(8)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	40,600	(74)	(1,227)	0	(1,301)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		85,800	147	(2,116)	0	(1,969)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		21,400	21	(474)	0	(453)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		20,800	55	(424)	0	(369)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	27,200	(30)	(22)	0	(52)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	810	6	106	112	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	270,700	(524)	(8,148)	0	(8,672)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		156,000	501	(4,665)	0	(4,164)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		76,100	68	(1,815)	0	(1,747)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		37,800	4	(805)	0	(801)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		142,800	12	(2,744)	0	(2,732)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	28,900	(5)	(34)	0	(39)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	630	(1)	38	37	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	11,500	5	(249)	0	(244)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		30,100	(6)	(527)	0	(533)

DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017		1,300	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		50,800	(92)	(1,535)	0	(1,627)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		61,700	(3)	(1,413)	0	(1,416)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		60,800	34	(1,322)	0	(1,288)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		74,200	3	(1,422)	0	(1,419)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		42,200	25	(773)	0	(748)

FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	600	4	31	35	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		1,150	1	160	161	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		524	(2)	37	35	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		600	5	69	74	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	18,400	75	(566)	0	(491)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		49,600	(28)	(1,111)	0	(1,139)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		62,200	(6)	(1,085)	0	(1,091)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		35,600	95	(726)	0	(631)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	12,260	0	198	198	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	125,700	0	(85)	0	(85)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		66,600	2	(1,413)	0	(1,411)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		102,100	75	(1,884)	0	(1,809)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		48,300	0	21	21	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	42,700	(142)	(15)	0	(157)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		58,300	(5)	60	55	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		55,400	(7)	(691)	0	(698)

HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	80,400	(3)	(51)	0	(54)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		109,800	404	(3,335)	0	(2,931)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		72,700	(159)	(1,510)	0	(1,669)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		68,800	(78)	(1,379)	0	(1,457)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		125,100	209	(2,425)	0	(2,216)
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018	MXN	9,000	(15)	21	6	0

JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	700	5	82	87	0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		890	2	123	125	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	77,400	33	(1,673)	0	(1,640)

							$612	$(46,506)	$1,168	$(47,062)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	S&P 500 Total Return Index	169,009	1-Month USD-LIBOR plus a specified spread	08/15/2016	$	621,189		$17,919	$17,919	$0
	Pay	S&P 500 Total Return Index	621,309	1-Month USD-LIBOR plus a specified spread	09/15/2016		2,410,527		192,828	192,828	0

									$210,747	$210,747	$0

Total Swap Agreements								$(2,683)	$163,526	$212,705	$(51,862)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

110	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $20,073 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$2,493	$0	$0	$2,493	$0	$0	$0	$0	$2,493	$(2,590)	$(97)
BOA	22,463	455	532	23,450	(928)	(2,701)	(8,081)	(11,710)	11,740	(11,110)	630
BPS	5,003	208	210,859	216,070	(1,056)	(168)	(18,155)	(19,379)	196,691	(251,390)	(54,699)
BRC	4,430	0	71	4,501	0	(107)	0	(107)	4,394	(4,550)	(156)
CBK	1,477	340	316	2,133	(1,391)	(48)	(975)	(2,414)	(281)	3,139	2,858
DUB	11,026	6,024	59	17,109	(2,089)	(1,391)	(6,503)	(9,983)	7,126	(7,790)	(664)
FBF	971	3	317	1,291	(401)	(1,297)	(3,352)	(5,050)	(3,759)	4,527	768
GLM	6,766	2,100	274	9,140	(2,069)	(3,354)	(4,160)	(9,583)	(443)	(960)	(1,403)
GST	0	0	3	3	0	0	(1)	(1)	2	0	2
HUS	2,420	537	29	2,986	(254)	(420)	(8,930)	(9,604)	(6,618)	7,622	1,004
JPM	4,549	916	95	5,560	(2,338)	(2,404)	(56)	(4,798)	762	0	762
MSB	5,924	0	0	5,924	(250)	0	0	(250)	5,674	(5,710)	(36)
MYC	0	4,840	150	4,990	0	(6,353)	(1,644)	(7,997)	(3,007)	3,274	267
NAB	19,638	0	0	19,638	0	0	0	0	19,638	(19,440)	198
NGF	0	0	0	0	(241)	0	0	(241)	(241)	(1,065)	(1,306)
RYL	0	0	0	0	0	0	0	0	0	(350)	(350)
SCX	2,642	0	0	2,642	(2,486)	0	0	(2,486)	156	1,481	1,637
SOG	0	58	0	58	(39)	(45)	0	(84)	(26)	0	(26)
UAG	185	363	0	548	(199)	(193)	(5)	(397)	151	30	181

Total Over the Counter	$89,987	$15,844	$212,705	$318,536	$(13,741)	$(18,481)	$(51,862)	$(84,084)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	727	727
Swap Agreements	0	1,113	0	0	1,993	3,106

	$0	$1,113	$0	$0	$2,721	$3,834

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$89,987	$0	$89,987
Purchased Options	0	0	0	2,121	13,723	15,844
Swap Agreements	0	790	210,747	0	1,168	212,705

	$0	$790	$210,747	$92,108	$14,891	$318,536

	$0	$1,903	$210,747	$92,108	$17,612	$322,370

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$1,301	$0	$653	$1,954
Swap Agreements	0	6	0	0	620	626

	$0	$6	$1,301	$0	$1,273	$2,580

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,741	$0	$13,741
Written Options	0	238	0	4,068	14,175	18,481
Swap Agreements	0	4,800	0	0	47,062	51,862

	$0	$5,038	$0	$17,809	$61,237	$84,084

	$0	$5,044	$1,301	$17,809	$62,510	$86,664

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	111

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(79)	$(79)
Written Options	0	0	0	0	699	699
Futures	0	0	(26,769)	0	(18,431)	(45,200)
Swap Agreements	0	6,233	0	0	(42,528)	(36,295)

	$0	$6,233	$(26,769)	$0	$(60,339)	$(80,875)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,751	$0	$4,751
Purchased Options	0	(36)	0	(1,955)	(921)	(2,912)
Written Options	0	242	0	5,801	1,077	7,120
Swap Agreements	0	1,561	(214,187)	(131)	(2,675)	(215,432)

	$0	$1,767	$(214,187)	$8,466	$(2,519)	$(206,473)

	$0	$8,000	$(240,956)	$8,466	$(62,858)	$(287,348)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(25)	$(25)
Written Options	0	0	0	0	298	298
Futures	0	0	364	0	390	754
Swap Agreements	0	(14,241)	0	0	26,008	11,767

	$0	$(14,241)	$364	$0	$26,671	$12,794

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,266)	$0	$(10,266)
Purchased Options	0	26	0	191	659	876
Written Options	0	(27)	0	346	8,140	8,459
Swap Agreements	0	(1,003)	399,786	0	(36,914)	361,869

	$0	$(1,004)	$399,786	$(9,729)	$(28,115)	$360,938

	$0	$(15,245)	$400,150	$(9,729)	$(1,444)	$373,732

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$25,650	$0	$25,650
Corporate Bonds & Notes
Banking & Finance	0	625,486	0	625,486
Industrials	0	110,555	0	110,555
Utilities	0	167,410	0	167,410
Municipal Bonds & Notes
California	0	9,720	0	9,720
Illinois	0	2,874	0	2,874
Iowa	0	50	0	50
New Jersey	0	1,617	0	1,617
New York	0	4,368	0	4,368
Ohio	0	2,183	0	2,183
Tennessee	0	127	0	127
Washington	0	4,476	0	4,476
West Virginia	0	227	0	227
U.S. Government Agencies	0	451,524	0	451,524
U.S. Treasury Obligations	0	741,400	0	741,400
Mortgage-Backed Securities	0	254,179	0	254,179
Asset-Backed Securities	0	142,289	0	142,289
Sovereign Issues	0	199,420	0	199,420
Convertible Preferred Securities
Banking & Finance	0	11,152	0	11,152
Preferred Securities
Banking & Finance	27,282	1,373	0	28,655
Utilities	0	21,076	0	21,076
Short-Term Instruments
Certificates of Deposit	0	50,543	0	50,543
Repurchase Agreements	0	954	0	954
Japan Treasury Bills	0	189,644	0	189,644

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
U.S. Treasury Bills	$0	$10,300	$0	$10,300
	$27,282	$3,028,597	$0	$3,055,879

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$86,799	$0	$0	$86,799

Total Investments	$114,081	$3,028,597	$0	$3,142,678

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(695,574)	$0	$(695,574)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	727	3,101	0	3,828
Over the counter	0	318,536	0	318,536
	$727	$321,637	$0	$322,364

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,954)	(626)	0	(2,580)
Over the counter	0	(84,084)	0	(84,084)
	$(1,954)	$(84,710)	$0	$(86,664)

Totals	$112,854	$2,569,950	$0	$2,682,804

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

112	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Small Fund

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.6%

BANK LOAN OBLIGATIONS 0.4%
Charter Communications Operating LLC
3.250% due 08/24/2021		$900	$898
Community Health Systems, Inc.
3.575% due 12/31/2018		990	990
HCA, Inc.
2.944% due 03/31/2017		3,061	3,062

Total Bank Loan Obligations (Cost $4,941)			4,950

CORPORATE BONDS & NOTES 23.3%

BANKING & FINANCE 15.2%
ABN AMRO Bank NV
4.750% due 07/28/2025		300	298
Ally Financial, Inc.
6.250% due 12/01/2017		800	842
American Honda Finance Corp.
0.784% due 10/07/2016		3,100	3,110
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,891
Banco do Brasil S.A.
3.875% due 10/10/2022		700	543
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,000	997
Banco Santander Chile
1.887% due 01/19/2016		1,000	1,001
Bank of America Corp.
0.651% due 08/15/2016		400	399
1.500% due 10/09/2015		700	700
4.125% due 01/22/2024		1,100	1,152
5.650% due 05/01/2018		100	109
6.100% due 03/17/2025 (d)		5,300	5,161
6.400% due 08/28/2017		200	217
6.500% due 08/01/2016		12,425	12,980
6.875% due 04/25/2018		3,700	4,138
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.742% due 03/10/2017		7,100	7,085
Barclays Bank PLC
7.750% due 04/10/2023		400	429
14.000% due 06/15/2019 (d)	GBP	5,600	10,918
Barclays PLC
5.250% due 08/17/2045		$400	405
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	203
6.500% due 03/10/2021		200	214
6.750% due 09/30/2022		3,900	4,232
7.250% due 04/22/2020		400	436
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		400	403
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,600	1,819
Caixa Economica Federal
4.250% due 05/13/2019		$200	176
Citigroup, Inc.
0.603% due 06/09/2016		4,600	4,578
1.001% due 11/15/2016		7,000	7,011
1.255% due 07/25/2016		8,600	8,627
1.300% due 04/01/2016		1,000	1,002
5.950% due 05/15/2025 (d)		1,100	1,038
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	584
Denali Borrower LLC
5.625% due 10/15/2020		2,000	2,084
Deutsche Bank AG
0.795% due 05/30/2017		1,700	1,693

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
E*TRADE Financial Corp.
5.375% due 11/15/2022		$5,800	$6,163
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		2,900	2,909
2.500% due 01/15/2016		2,700	2,713
8.000% due 12/15/2016		200	215
General Motors Financial Co., Inc.
2.400% due 04/10/2018		1,700	1,687
2.750% due 05/15/2016		700	704
4.750% due 08/15/2017		10,270	10,659
HSBC Holdings PLC
4.250% due 08/18/2025		1,600	1,580
HSBC USA, Inc.
1.081% due 08/07/2018		800	799
International Lease Finance Corp.
6.750% due 09/01/2016		3,475	3,601
Intesa Sanpaolo SpA
3.125% due 01/15/2016		5,400	5,429
JPMorgan Chase & Co.
0.952% due 02/26/2016		7,000	7,007
3.900% due 07/15/2025		4,000	4,097
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		3,600	3,891
Macquarie Bank Ltd.
6.625% due 04/07/2021		2,600	2,918
Morgan Stanley
3.800% due 04/29/2016		1,300	1,321
3.875% due 04/29/2024		1,900	1,944
4.000% due 07/23/2025		100	102
MUFG Union Bank N.A.
0.704% due 05/05/2017		4,000	3,987
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	207
New York Life Global Funding
0.644% due 05/23/2016		$3,425	3,432
Novo Banco S.A.
2.625% due 05/08/2017	EUR	2,800	2,911
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	33,800	5,062
2.000% due 01/01/2016		4,000	602
2.000% due 04/01/2016		8,600	1,301
Rabobank Group
0.609% due 11/23/2016		$6,600	6,602
6.875% due 03/19/2020	EUR	600	790
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	36,800	5,542
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		$100	117
Royal Bank of Scotland PLC
13.125% due 03/19/2022	AUD	1,100	862
Stone Street Trust
5.902% due 12/15/2015		$200	202
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,306	1,262
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016		200	199
UBS AG
5.125% due 05/15/2024		3,700	3,644
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		400	401
4.125% due 09/24/2025		400	399
Wells Fargo & Co.
1.250% due 07/20/2016		2,900	2,913
3.500% due 03/08/2022		38	39

			184,688

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 4.5%
AbbVie, Inc.
1.061% due 11/06/2015	$5,400	$5,402
1.800% due 05/14/2018	500	499
2.500% due 05/14/2020	300	299
3.200% due 11/06/2022	100	100
3.600% due 05/14/2025	200	198
4.500% due 05/14/2035	100	95
4.700% due 05/14/2045	100	97
Actavis Funding SCS
1.591% due 03/12/2020	1,100	1,091
3.800% due 03/15/2025	1,100	1,066
Braskem Finance Ltd.
5.750% due 04/15/2021	2,500	2,062
CCO Safari LLC
3.579% due 07/23/2020	200	199
4.464% due 07/23/2022	300	300
4.908% due 07/23/2025	700	698
6.384% due 10/23/2035	100	101
6.484% due 10/23/2045	300	303
6.834% due 10/23/2055	100	100
Cox Communications, Inc.
5.500% due 10/01/2015	1,176	1,176
CVS Health Corp.
1.900% due 07/20/2018	700	705
2.800% due 07/20/2020	200	203
3.500% due 07/20/2022	100	103
3.875% due 07/20/2025	800	827
4.875% due 07/20/2035	200	211
5.125% due 07/20/2045	300	324
Daimler Finance North America LLC
0.980% due 08/01/2016	3,600	3,599
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	3,000	3,035
DP World Sukuk Ltd.
6.250% due 07/02/2017	1,100	1,171
Enbridge, Inc.
0.976% due 10/01/2016	2,500	2,488
GTL Trade Finance, Inc.
7.250% due 10/20/2017	700	700
Kraft Heinz Foods Co.
1.600% due 06/30/2017	300	301
2.000% due 07/02/2018	300	301
2.800% due 07/02/2020	200	202
3.500% due 07/15/2022	100	102
3.950% due 07/15/2025	100	103
5.000% due 07/15/2035	100	105
5.200% due 07/15/2045	100	106
Kroger Co.
0.819% due 10/17/2016	3,400	3,399
President and Fellows of Harvard College
6.500% due 01/15/2039	1,100	1,524
QUALCOMM, Inc.
4.650% due 05/20/2035	200	183
4.800% due 05/20/2045	300	263
Reynolds American, Inc.
1.050% due 10/30/2015	1,100	1,100
STATS ChipPAC Ltd.
4.500% due 03/20/2018	600	601
Thomson Reuters Corp.
1.300% due 02/23/2017	9,800	9,783
Total Capital Canada Ltd.
0.669% due 01/15/2016	1,000	1,001
UAL Pass-Through Trust
10.400% due 05/01/2018	25	27
UnitedHealth Group, Inc.
4.750% due 07/15/2045	200	212

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	113

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	5,310	$6,244
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		$1,600	1,571

			54,280

UTILITIES 3.6%
AT&T, Inc.
0.747% due 03/30/2017		4,500	4,483
BellSouth Corp.
4.821% due 04/26/2021		5,200	5,306
Petrobras Global Finance BV
2.000% due 05/20/2016		7,300	7,034
2.429% due 01/15/2019		300	208
2.694% due 03/17/2017		100	86
3.214% due 03/17/2020		1,100	756
3.750% due 01/14/2021	EUR	300	238
4.875% due 03/17/2020		$300	221
5.375% due 01/27/2021		100	73
5.750% due 01/20/2020		1,200	903
6.250% due 12/14/2026	GBP	300	290
Shell International Finance BV
0.531% due 11/15/2016		$2,500	2,501
Verizon Communications, Inc.
1.867% due 09/15/2016		6,400	6,462
2.086% due 09/14/2018		10,100	10,392
2.500% due 09/15/2016		2,057	2,086
3.650% due 09/14/2018		2,400	2,531
6.100% due 04/15/2018		33	37

			43,607

Total Corporate Bonds & Notes (Cost $285,492)			282,575

MUNICIPAL BONDS & NOTES 1.2%

CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	138
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025		3,500	4,228
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		400	447

			4,813

COLORADO 0.4%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026		4,300	5,093

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		400	410
7.750% due 01/01/2042		700	701

			1,111

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045		100	137

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	$1,000	$1,347

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	111
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,224

		1,335

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	90

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	746

Total Municipal Bonds & Notes (Cost $12,326)		14,672

U.S. GOVERNMENT AGENCIES 7.0%
Fannie Mae
0.544% due 07/25/2037	83	84
0.574% due 07/25/2037	90	91
0.594% due 09/25/2035	209	209
2.310% due 08/01/2022	100	101
3.000% due 10/01/2045	4,200	4,259
3.500% due 10/01/2045	700	730
4.000% due 07/01/2018 - 10/01/2045	17,713	18,864
4.500% due 04/01/2025 - 10/01/2041	4,260	4,640
4.501% due 07/01/2019	842	925
5.000% due 02/01/2033 - 11/01/2042	4,311	4,767
5.500% due 09/01/2023 - 04/01/2040	2,403	2,695
6.000% due 05/01/2019 - 05/01/2041	3,242	3,666
7.500% due 04/01/2024 - 11/01/2037	317	384
Freddie Mac
0.234% due 12/25/2036	13	13
0.917% due 10/15/2037	72	73
4.500% due 11/01/2045	6,000	6,490
5.000% due 08/01/2026 - 10/01/2045	3,275	3,588
5.500% due 05/01/2023 - 05/01/2040	976	1,082
6.000% due 04/01/2040 - 10/14/2045	1,011	1,140
Ginnie Mae
3.500% due 01/15/2041 - 06/15/2045	21,282	22,314
4.000% due 10/01/2045	3,000	3,199
5.000% due 05/15/2038 - 04/15/2039	3,013	3,344
6.000% due 12/15/2038	200	227

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
5.290% due 12/01/2027		$69	$77
5.720% due 01/01/2029		1,153	1,314
6.020% due 08/01/2028		1,041	1,194

Total U.S. Government Agencies (Cost $84,227)			85,470

U.S. TREASURY OBLIGATIONS 37.0%
U.S. Treasury Bonds
3.000% due 11/15/2044 (j)		1,300	1,329
3.125% due 08/15/2044 (j)		8,900	9,322
4.250% due 05/15/2039		6,500	8,199
4.500% due 08/15/2039		7,700	10,053
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (h)		8,963	8,748
0.125% due 07/15/2022 (h)		45,248	44,195
0.125% due 01/15/2023 (h)		7,444	7,189
0.125% due 07/15/2024		12,564	12,009
0.250% due 01/15/2025		16,323	15,671
0.375% due 07/15/2023 (h)		17,946	17,666
0.750% due 02/15/2045		5,675	4,938
1.750% due 01/15/2028 (h)		4,557	5,047
2.375% due 01/15/2025		633	730
2.375% due 01/15/2027 (h)		2,485	2,914
2.500% due 01/15/2029 (h)		3,779	4,543
3.625% due 04/15/2028		148	196
U.S. Treasury Notes
2.000% due 08/15/2025		18,700	18,613
2.125% due 05/15/2025 (j)		23,400	23,553
2.375% due 08/15/2024 (h)(j)		31,200	32,151
1.375% due 08/31/2020 (f)(j)		93,900	94,039
1.875% due 08/31/2022 (j)		117,000	118,028
2.000% due 07/31/2022 (j)		10,100	10,276

Total U.S. Treasury Obligations (Cost $450,415)			449,409

MORTGAGE-BACKED SECURITIES 4.2%
Adjustable Rate Mortgage Trust
4.776% due 11/25/2037 ^		9,442	7,085
BCAP LLC Trust
7.739% due 03/26/2037		8,399	6,822
Bear Stearns ALT-A Trust
4.254% due 11/25/2035 ^		9,338	7,082
ChaseFlex Trust
0.494% due 07/25/2037		557	481
Citigroup Mortgage Loan Trust, Inc.
0.264% due 01/25/2037		8	6
2.510% due 03/25/2036 ^		704	672
2.779% due 08/25/2035		243	240
Countrywide Alternative Loan Trust
0.354% due 02/25/2047		38	32
0.394% due 06/25/2037		123	106
1.199% due 02/25/2036		13	12
Countrywide Home Loan Mortgage Pass-Through Trust
2.448% due 11/25/2034		13	12
2.506% due 02/20/2035		14	14
5.500% due 11/25/2035 ^		91	89
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		3,551	3,663
DBRR Trust
0.853% due 02/25/2045		31	31
Deutsche ALT-A Securities, Inc.
0.374% due 06/25/2037 ^		837	703
Eddystone Finance PLC
1.109% due 04/19/2021	GBP	1,814	2,684

114	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Master Issuer PLC
0.748% due 12/20/2054	GBP	883	$1,330
0.828% due 12/20/2054		397	599
Granite Mortgages PLC
0.361% due 01/20/2044	EUR	4	5
0.906% due 03/20/2044	GBP	144	217
0.906% due 06/20/2044		137	207
0.964% due 01/20/2044		6	9
0.966% due 09/20/2044		27	40
Greenwich Capital Commercial Funding Corp.
6.014% due 07/10/2038		$993	1,003
GSR Mortgage Loan Trust
3.749% due 11/25/2035		14	14
HarborView Mortgage Loan Trust
0.386% due 12/19/2036 ^		1,089	813
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		311	319
5.439% due 01/15/2049		4,716	4,926
JPMorgan Mortgage Trust
2.522% due 07/25/2035		81	81
2.672% due 02/25/2035		5	5
2.741% due 08/25/2034		172	174
5.750% due 01/25/2036 ^		30	26
LB Commercial Mortgage Trust
6.051% due 07/15/2044		4,561	4,849
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		1,369	1,381
Leek Finance PLC
0.866% due 12/21/2037	GBP	514	820
Merrill Lynch Mortgage Investors Trust
2.781% due 09/25/2035 ^		$264	240
Morgan Stanley Capital Trust
5.610% due 04/15/2049		58	58
Residential Accredit Loans, Inc. Trust
0.379% due 08/25/2036		1,144	913
Structured Adjustable Rate Mortgage Loan Trust
2.459% due 04/25/2035		374	363
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^		48	48
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		678	696
WaMu Mortgage Pass-Through Certificates Trust
0.929% due 01/25/2047		38	35
2.159% due 09/25/2046		71	65
2.159% due 10/25/2046		64	60
Wells Fargo Mortgage-Backed Securities Trust
2.651% due 03/25/2036		574	553
2.695% due 07/25/2036 ^		1,457	1,442
5.586% due 12/25/2036		506	491

Total Mortgage-Backed Securities (Cost $52,003)			51,516

ASSET-BACKED SECURITIES 8.7%
Asset-Backed Funding Certificates Trust
0.324% due 01/25/2037		3,387	2,327
Asset-Backed Securities Corp. Home Equity Loan Trust
0.744% due 09/25/2034		1	1
0.834% due 07/25/2035		300	274
Bear Stearns Asset-Backed Securities Trust
0.304% due 02/25/2037		3,223	3,054
0.354% due 08/25/2036		1,211	1,059
0.394% due 12/25/2036		455	416
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045		31	22
0.354% due 12/25/2036		4,651	3,076
Cornerstone CLO Ltd.
0.509% due 07/15/2021		1,156	1,145

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.334% due 06/25/2037		$1,875	$1,448
0.334% due 06/25/2047 ^		1,991	1,561
0.474% due 09/25/2036		2,100	1,912
5.089% due 10/25/2046 ^		10,938	10,408
5.478% due 04/25/2047 ^		2,970	3,218
Credit-Based Asset Servicing and Securitization LLC
0.319% due 07/25/2037		12	8
Duane Street CLO Ltd.
0.536% due 01/11/2021		177	177
Fieldstone Mortgage Investment Trust
0.929% due 12/25/2035		10,750	8,364
First Franklin Mortgage Loan Trust
0.724% due 09/25/2035		4,000	3,788
Fremont Home Loan Trust
0.294% due 08/25/2036		116	48
GSAA Home Equity Trust
4.995% due 03/25/2036		7,873	5,385
GSAMP Trust
1.514% due 12/25/2034 ^		1,930	1,365
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	85	95
JPMorgan Mortgage Acquisition Trust
0.254% due 03/25/2047		$1	1
Lockwood Grove CLO Ltd.
1.665% due 01/25/2024		6,600	6,581
MASTR Specialized Loan Trust
0.454% due 06/25/2046		5,270	4,663
Merrill Lynch Mortgage Investors Trust
0.304% due 08/25/2037		10,303	6,190
Morgan Stanley ABS Capital, Inc. Trust
0.244% due 07/25/2036		7	3
0.354% due 09/25/2036		3,792	2,214
Residential Asset Securities Corp. Trust
0.444% due 04/25/2037		18,700	17,172
SG Mortgage Securities Trust
0.374% due 02/25/2036		6,372	4,048
SLM Private Education Loan Trust
0.807% due 07/15/2022		3,962	3,952
3.457% due 05/16/2044		251	261
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	605	659
Soundview Home Loan Trust
0.254% due 11/25/2036		$9	4
South Texas Higher Education Authority, Inc.
0.826% due 10/01/2020		358	359
SpringCastle America Funding LLC
2.700% due 05/25/2023		4,549	4,557
Structured Asset Securities Corp. Mortgage Loan Trust
0.424% due 05/25/2047		2,300	1,805
Venture CDO Ltd.
0.515% due 07/22/2021		279	275
Voya CLO Ltd.
1.589% due 10/15/2022		3,600	3,600

Total Asset-Backed Securities (Cost $103,539)			105,495

SOVEREIGN ISSUES 6.1%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	32,700	7,972
0.000% due 04/01/2016 (b)		42,800	10,074
0.000% due 07/01/2016 (b)		15,400	3,493
0.000% due 10/01/2016 (b)		16,400	3,574
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		15,900	3,250
10.000% due 01/01/2025		116,200	21,486

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	$2,158
Hydro-Quebec
0.597% due 09/29/2049 (d)		3,600	2,718
Italy Buoni Poliennali Del Tesoro
4.000% due 02/01/2037	EUR	800	1,099
4.500% due 03/01/2024		2,800	3,842
Korea Development Bank
3.250% due 09/20/2016		$600	613
3.500% due 08/22/2017		200	207
Korea Housing Finance Corp.
4.125% due 12/15/2015		300	302
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	2,655	166
4.750% due 06/14/2018		28,100	1,670
5.000% due 06/16/2016 (c)		5,044	309
Province of Ontario
1.100% due 10/25/2017		$200	200
1.650% due 09/27/2019		300	300
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,694
Republic of Greece Government International Bond
3.000% due 02/24/2036	EUR	1,100	716
3.800% due 08/08/2017	JPY	480,000	3,381
4.750% due 04/17/2019	EUR	2,800	2,739
Slovenia Government International Bond
5.250% due 02/18/2024		$1,700	1,876

Total Sovereign Issues (Cost $91,202)			73,839

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
Wells Fargo & Co.
7.500% (d)		4,400	5,138

Total Convertible Preferred Securities (Cost $5,487)			5,138

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.3%

CERTIFICATES OF DEPOSIT 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015		$8,000	7,999
Credit Suisse
0.742% due 12/07/2015		5,100	5,100

			13,099

REPURCHASE AGREEMENTS (e) 0.0%
			482

JAPAN TREASURY BILLS 7.2%
(0.017%) due 12/14/2015 - 12/28/2015 (a)	JPY	10,480,000	87,361

U.S. TREASURY BILLS 9.0%
0.110% due 11/12/2015 - 02/18/2016 (a)(f)(h)(j)		$109,542	109,535

Total Short-Term Instruments (Cost $210,360)			210,477

Total Investments in Securities (Cost $1,299,992)			1,283,541

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	115

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 11.2%

SHORT-TERM INSTRUMENTS 11.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short-Term Floating NAV Portfolio III	13,724,459	$136,078

Total Short-Term Instruments (Cost $136,103)		136,078

Total Investments in Affiliates (Cost $136,103)		136,078

Total Investments 116.8% (Cost $1,436,095)		$1,419,619

Financial Derivative Instruments (g)(i) (7.7%) (Cost or Premiums, net $(3,700))		(93,746)

Other Assets and Liabilities, net (9.1%)		(110,542)

Net Assets 100.0%		$1,215,331

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$482	U.S. Treasury Notes 4.875% due 08/15/2016	$(496)	$482	$482

Total Repurchase Agreements						$(496)	$482	$482

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.300%	09/25/2015	10/02/2015	$(43,138)	$(43,140)

Total Reverse Repurchase Agreements					$(43,140)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.000%	09/21/2015	10/05/2015	$(1,296)	$(1,297)
	0.260%	09/24/2015	10/01/2015	(10,374)	(10,374)
	0.350%	09/25/2015	10/02/2015	(9,797)	(9,798)

Total Sale-Buyback Transactions					$(21,469)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $12,881 at a weighted average interest rate of (0.217%).

116	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$ 44,200	$(44,396)	$(44,820)
Fannie Mae	3.500%	10/01/2045	56,700	(58,703)	(59,173)
Fannie Mae	3.500%	11/01/2045	13,000	(13,453)	(13,538)
Fannie Mae	4.000%	10/01/2045	52,600	(55,840)	(56,121)
Fannie Mae	4.000%	11/01/2045	55,000	(58,391)	(58,575)
Ginnie Mae	3.500%	10/01/2045	2,100	(2,185)	(2,198)

Total Short Sales				$(232,968)	$(234,425)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $65,682 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
JPS	$0	$(43,140)	$0	$(43,140)	$43,081	$(59)
SSB	482	0	0	482	(496)	(14)

Master Securities Forward Transaction Agreement
GSC	0	0	(21,469)	(21,469)	21,532	63

Total Borrowings and Other Financing Transactions	$482	$(43,140)	$(21,469)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(43,140)	$0	$0	$(43,140)

Total	$0	$(43,140)	$0	$0	$(43,140)

Sale-Buyback Transactions
U.S. Treasury Obligations	(10,374)	(11,095)	0	0	(21,469)

Total	$(10,374)	$(11,095)	$0	$0	$(21,469)

Total Borrowings	$(10,374)	$(54,235)	$0	$0	$(64,609)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(64,609)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$112.000	11/20/2015	300	$3	$2
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	700	6	11

				$9	$13

Total Purchased Options				$9	$13

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	117

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	840	$855	$0	$(31)
90-Day Eurodollar December Futures	Short	12/2016	1,719	(2,180)	65	0
90-Day Eurodollar June Futures	Short	06/2016	32	(36)	1	0
90-Day Eurodollar March Futures	Short	03/2016	276	(265)	10	0
90-Day Eurodollar September Futures	Short	09/2016	4	(5)	0	0
Australia Government 10-Year Bond December Futures	Long	12/2015	15	13	11	(2)
Canada Government 10-Year Bond December Futures	Short	12/2015	146	169	31	(21)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	278	1,009	158	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	51	(130)	0	(9)
Russell 2000 Mini Index December Futures	Long	12/2015	3,397	(17,262)	6,045	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	769	827	0	(24)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	63	(89)	5	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	4	(11)	2	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	86	175	0	(59)

Total Futures Contracts				$(16,930)	$6,328	$(146)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$132,957	$3,882	$(5,192)	$470	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	4,800	1	10	10	(2)
CDX.IG-23 5-Year Index	1.000%	12/20/2019	42,200	250	(396)	1	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	139,900	744	(1,794)	4	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	20,400	73	(7)	0	(4)

				$4,950	$(7,379)	$485	$(6)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$	1,211,900	$(3,996)	$(4,088)	$180	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		630,300	(12,173)	(9,310)	259	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		168,600	4,189	1,286	0	(130)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		47,000	(778)	(778)	40	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		206,800	(6,548)	(7,415)	101	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		17,700	452	630	0	(17)
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		5,700	223	269	0	(6)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		72,400	(2,895)	(3,294)	223	0
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	EUR	11,450	66	(66)	0	(27)
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020	GBP	5,800	(134)	(138)	0	(8)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		16,300	(657)	(633)	0	(51)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		14,800	(204)	(418)	0	(94)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	1,100	1	(1)	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		77,200	61	(8)	3	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		15,000	20	(5)	1	0
Pay	28-Day MXN-TIIE	5.430%	06/12/2020		74,200	20	16	15	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		29,800	(7)	5	9	0
Pay	28-Day MXN-TIIE	6.000%	09/02/2022		6,000	2	2	2	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023		700	(1)	0	0	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023		600	0	0	0	0
Pay	28-Day MXN-TIIE	5.861%	03/25/2025		38,200	(81)	(2)	16	0

118	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	28-Day MXN-TIIE	5.890%	03/26/2025	MXN	21,300	$(43)	$(45)	$9	$0
Pay	28-Day MXN-TIIE	6.360%	06/09/2025		7,200	1	1	3	0
Pay	28-Day MXN-TIIE	7.635%	06/09/2025		37,200	4	4	9	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		41,600	(14)	(7)	17	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		29,900	(45)	(23)	13	0

						$(22,537)	$(24,018)	$900	$(333)

Total Swap Agreements						$(17,587)	$(31,397)	$1,385	$(339)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $56,163 and cash of $4,792 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$13	$6,328	$1,395	$7,736	$0	$ (146)	$ (339)	$ (485)

(4)	Unsettled variation margin asset of $10 for closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	29,409	$		21,729	$1,067	$0

BOA	10/2015		JPY	442,890			3,700	7	0
	10/2015	$		18,668		GBP	12,279	0	(93)
	10/2015			4,281		KRW	4,959,967	0	(99)
	11/2015		GBP	12,279	$		18,665	93	0
	11/2015	$		14,049		AUD	20,165	74	0
	11/2015			6,525		JPY	810,000	230	0
	12/2015		HKD	1,232	$		159	0	0
	12/2015	$		253		MXN	4,306	0	0
	05/2016		BRL	33,615	$		9,585	1,663	0
	06/2016		EUR	13,705			18,764	3,366	0
	06/2016	$		15,024		EUR	13,705	509	(135)

BPS	12/2015		JPY	9,500,000	$		78,888	0	(409)
	12/2015		MXN	65,626			3,856	0	(2)
	01/2016		DKK	10,340			1,609	57	0
	04/2016		BRL	42,800			11,972	1,806	0
	08/2016		CNY	37,055			5,600	0	(69)

BRC	10/2015		SGD	14,923			10,659	175	0
	11/2015		CNY	256,212			39,949	432	(644)
	12/2015	$		143		MXN	2,446	1	0
	06/2016		EUR	2,579	$		3,546	648	0

CBK	10/2015	$		16,452		SGD	23,576	112	0
	11/2015		GBP	427	$		665	19	0
	11/2015		JPY	1,608,800			12,995	0	(422)
	11/2015	$		13,927		JPY	1,669,700	0	(2)
	12/2015		SGD	23,576	$		16,405	0	(125)
	07/2016		BRL	13,717			3,568	388	0
	10/2016			16,400			4,153	432	0

DUB	10/2015			24,597			6,140	0	(64)
	10/2015		DKK	3,580			554	18	0
	10/2015	$		6,191		BRL	24,597	13	0
	10/2015		ZAR	1,046	$		83	8	0
	11/2015		CNY	74,686			12,152	445	0
	11/2015	$		6,078		BRL	24,597	58	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	119

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	01/2016		BRL	32,700	$		9,567	$1,579	$0
	01/2016		DKK	24,295			3,750	103	0
	02/2016		EUR	900			1,211	203	0
	06/2016			2,360			2,952	351	(51)
	06/2016	$		3,190		EUR	2,360	0	(538)

FBF	10/2015			13,022		SGD	18,312	0	(156)
	11/2015		CNY	70,158	$		11,418	421	0
	12/2015	$		169		MXN	2,922	2	0

GLM	10/2015		DKK	9,102	$		1,408	45	0
	10/2015		TWD	344,122			10,549	136	0
	10/2015	$		66,638		EUR	58,776	0	(961)
	11/2015		AUD	6,802	$		4,838	74	0
	11/2015	$		3,065		CAD	4,008	0	(62)
	11/2015			3,205		JPY	395,396	93	0
	01/2016		DKK	7,164	$		1,112	37	0
	07/2016		BRL	49,554			13,828	2,344	0

HUS	10/2015		DKK	6,033			937	33	0
	10/2015		EUR	61,395			69,965	1,363	0
	10/2015		JPY	6,463,999			54,109	227	0
	10/2015		KRW	26,986,419			23,736	984	0
	01/2016		CNY	159,354			24,535	0	(216)
	08/2016			55,785			8,433	0	(101)
	01/2021		BRL	1,520			234	3	0

JPM	10/2015			24,597			6,191	0	(13)
	10/2015		DKK	15,698			2,405	55	(1)
	10/2015	$		6,832		BRL	24,597	0	(628)
	10/2015			5,679		EUR	5,053	0	(33)
	10/2015			4,446		KRW	5,159,583	0	(96)
	10/2015			1,745		SGD	2,444	0	(28)
	11/2015		CAD	3,791	$		2,878	37	0
	11/2015		EUR	13,504			15,172	75	0
	11/2015		GBP	389			592	4	0
	05/2016		BRL	45,942			13,033	2,206	0

MSB	10/2015	$		53,822		JPY	6,463,999	61	0
	11/2015		JPY	6,463,999	$		53,844	0	(60)
	05/2016		BRL	11,288			3,204	543	0
	06/2016		EUR	3,621			4,980	912	0
	06/2016	$		3,939		EUR	3,621	129	0

NAB	06/2016		EUR	7,878	$		10,817	1,965	0
	06/2016	$		4,226		EUR	3,899	156	0
	07/2016		EUR	10,776	$		14,619	2,497	0
	07/2016	$		11,846		EUR	10,776	276	0

NGF	10/2015			1		KRW	1,159	0	0

SCX	10/2015		GBP	12,279	$		19,066	491	0
	10/2015		JPY	538,785			4,500	8	0
	10/2015		KRW	12,587,237			10,678	66	0
	11/2015		AUD	13,895			10,115	384	0
	11/2015		CAD	204			154	1	0
	08/2016		CNY	27,465			4,150	0	(52)

SOG	08/2016			9,918			1,500	0	(17)

UAG	11/2015	$		39,904		JPY	4,786,700	43	(27)
	12/2015			317		MXN	5,318	0	(4)
	01/2016		DKK	8,965	$		1,315	0	(31)
	08/2016		CNY	8,044			1,217	0	(14)

Total Forward Foreign Currency Contracts								$29,528	$(5,153)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.950%	10/21/2015	$	25,000	$2	$0

120	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	23,042	$383	$197

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	5,600	36	90

BRC	Call - OTC USD versus CNH		6.500	02/02/2016		308	7	4
	Call - OTC USD versus CNH		7.500	02/02/2016		308	2	1

HUS	Put - OTC USD versus CNH		6.443	08/16/2016		8,300	47	140
	Put - OTC USD versus CNH		6.442	08/17/2016		5,500	29	92

JPM	Call - OTC USD versus CNH		6.400	02/02/2016		8,264	223	152
	Call - OTC USD versus CNH		7.400	02/02/2016		8,264	49	17

SOG	Put - OTC USD versus CNH		6.444	08/17/2016		1,500	8	25

UAG	Call - OTC USD versus CNH		6.500	02/02/2016		7,955	167	104
	Call - OTC USD versus CNH		7.500	02/02/2016		7,955	44	15

							$995	$837

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	31,100	$35	$102

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		19,600	22	65
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		146,600	163	490
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		25,200	1,256	674
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		19,000	948	534

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		39,900	303	1

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		237,900	63	1
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		198,400	221	654

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		9,800	268	185

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		98,200	98	324
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		145,200	160	480
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		231,000	543	35
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		225,700	587	44
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		131,600	952	1,278

								$5,619	$4,867

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$20,900	$50	$1

Total Purchased Options						$6,666	$5,705

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$	9,400	$(17)	$(20)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		11,700	(7)	(2)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		11,700	(15)	(26)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		12,000	(8)	(2)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		12,000	(14)	(33)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		15,100	(29)	(21)

							$(90)	$(104)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	121

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	23,042	$(152)	$(55)
	Call - OTC EUR versus USD		1.154	12/04/2015		23,042	(231)	(148)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016	$	5,600	(69)	(73)

BRC	Call - OTC USD versus CNH		7.000	02/02/2016		616	(6)	(2)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		6,860	(111)	(571)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		8,300	(98)	(110)
	Call - OTC USD versus CNH		6.975	08/17/2016		5,500	(64)	(72)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		5,029	(161)	(450)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		16,527	(174)	(79)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		1,500	(18)	(20)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016		15,911	(146)	(63)

							$(1,230)	$(1,643)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$	3,900	$(8)	$(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		10,500	(114)	(169)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		20,300	(247)	(520)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		21,800	(398)	(128)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		26,000	(537)	(141)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		31,900	(554)	(167)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015		9,400	(304)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		41,000	(580)	(1,050)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016		9,800	(270)	(352)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016		227,100	(477)	(41)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016		225,700	(474)	(53)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		105,900	(1,815)	(509)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		18,000	(89)	(161)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		18,000	(88)	(36)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		31,900	(388)	(327)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016		31,400	(354)	(143)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016		29,900	(951)	(1,107)

								$(7,648)	$(4,906)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$41,800	$(50)	$0

Total Written Options						$(9,022)	$(6,653)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	479	$963,412	AUD	26,200	CAD	0	EUR	66,775	$(8,400)
Sales	132	454,171		0		34,566		242,466	(5,955)
Closing Buys	(611)	(179,740)		(26,200)		(17,283)		(174,996)	3,080
Expirations	0	(131,400)		0		(17,283)		(63,458)	1,458
Exercised	0	(64,100)		0		0		(24,703)	795

Balance at End of Period	0	$1,042,343	AUD	0	CAD	0	EUR	46,084	$(9,022)

122	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	General Electric Capital Corp.	1.000%	03/20/2016	0.117%	$ 2,200	$(23)	$33	$10	$0
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%	800	(15)	15	0	0

BRC	Brazil Government International Bond	1.000%	06/20/2016	2.532%	1,000	(1)	(10)	0	(11)
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%	600	(10)	10	0	0
	Italy Government International Bond	1.000%	06/20/2017	0.518%	1,100	4	5	9	0

CBK	Brazil Government International Bond	1.000%	06/20/2016	2.532%	1,800	(5)	(15)	0	(20)
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%	100	(2)	2	0	0
	Mexico Government International Bond	1.000%	06/20/2016	0.724%	3,100	0	7	7	0

DUB	Mexico Government International Bond	1.000%	03/20/2016	0.723%	600	(4)	5	1	0
	Mexico Government International Bond	1.000%	06/20/2016	0.724%	2,000	5	(1)	4	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%	9,200	0	64	64	0

FBF	Brazil Government International Bond	1.000%	06/20/2016	2.532%	1,800	(3)	(16)	0	(19)

GST	Spain Government International Bond	1.000%	06/20/2019	0.817%	4,200	2	27	29	0

HUS	Brazil Government International Bond	1.000%	06/20/2016	2.532%	1,300	(2)	(12)	0	(14)
	Brazil Government International Bond	1.000%	12/20/2019	4.714%	1,800	(55)	(193)	0	(248)
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%	200	(4)	4	0	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%	800	(6)	7	1	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%	3,500	(9)	(29)	0	(38)

JPM	China Government International Bond	1.000%	12/20/2019	1.030%	14,800	100	(114)	0	(14)
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%	100	(2)	2	0	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%	5,000	(2)	37	35	0

MYC	Mexico Government International Bond	1.000%	03/20/2016	0.723%	1,000	(6)	8	2	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%	1,400	3	7	10	0

						$(35)	$(157)	$172	$(364)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$600	$80	$(14)	$66	$0

BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	8,715	(1,744)	133	0	(1,611)

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	800	107	(20)	87	0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	193	0	2	2	0

					$(1,557)	$101	$155	$(1,611)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	123

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	510	$0	$71	$71	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		50	0	(1)	0	(1)
	Pay	1-Month GBP-UKRPI	3.353%	04/02/2045		500	0	(13)	0	(13)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	10,500	(21)	(220)	0	(241)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		4,800	2	(104)	0	(102)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	9,200	(10)	(8)	0	(18)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	260	2	34	36	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	89,200	(170)	(2,688)	0	(2,858)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		67,600	32	(1,584)	0	(1,552)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		26,800	(4)	(564)	0	(568)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		71,300	6	(1,370)	0	(1,364)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	8,800	(1)	(11)	0	(12)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	220	0	13	13	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	4,900	2	(106)	0	(104)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		54,600	105	(1,072)	0	(967)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	7,900	(2)	(97)	0	(99)

DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	800	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		41,400	133	(1,238)	0	(1,105)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		7,500	1	(173)	0	(172)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		46,000	6	(980)	0	(974)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		36,400	1	(697)	0	(696)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		27,500	32	(519)	0	(487)

FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	100	1	5	6	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		330	0	46	46	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		140	(1)	10	9	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		200	2	23	25	0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		50	1	(2)	0	(1)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	13,100	54	(404)	0	(350)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		300	0	(7)	0	(7)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		27,400	(3)	(478)	0	(481)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		12,600	34	(257)	0	(223)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	3,580	0	58	58	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	53,600	0	(36)	0	(36)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		24,900	(6)	(521)	0	(527)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		49,200	39	(911)	0	(872)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		20,600	0	9	9	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	12,900	(44)	(3)	0	(47)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		21,200	(2)	22	20	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		28,000	(3)	(350)	0	(353)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	200	0	0	0	0

HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	41,500	(2)	(26)	0	(28)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		37,200	(78)	(776)	0	(854)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		79,900	(11)	(1,681)	0	(1,692)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		45,700	69	(878)	0	(809)

JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	200	1	24	25	0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		260	0	36	36	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	22,000	(11)	(455)	0	(466)

UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021		13,100	45	(395)	0	(350)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		20,800	40	(517)	0	(477)

							$239	$(18,792)	$354	$(18,907)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	Russell 2000 Index	107,357	3-Month USD-LIBOR less a specified spread	07/15/2016	$641,602		$(78,644)	$0	$(78,644)

CBK	Receive	Russell 2000 Index	35,919	3-Month USD-LIBOR less a specified spread	11/16/2015	209,151		(20,766)	0	(20,766)
	Receive	Russell 2000 Index	17,959	3-Month USD-LIBOR less a specified spread	12/15/2015	99,001		(4,813)	0	(4,813)

								$(104,223)	$0	$(104,223)

Total Swap Agreements							$(1,353)	$(123,071)	$681	$(125,105)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

124	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $130,982 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$1,067	$0	$0	$1,067	$0	$0	$0	$0	$1,067	$(1,150)	$(83)
BOA	5,942	197	147	6,286	(327)	(893)	(375)	(1,595)	4,691	(4,500)	191
BPS	1,863	90	36	1,989	(480)	(73)	(84,998)	(85,551)	(83,562)	92,330	8,768
BRC	1,256	5	9	1,270	(644)	(50)	(1,622)	(2,316)	(1,046)	1,015	(31)
CBK	951	102	107	1,160	(549)	0	(26,769)	(27,318)	(26,158)	31,693	5,535
DUB	2,778	1,763	69	4,610	(653)	(436)	(3,435)	(4,524)	86	(642)	(556)
FBF	423	1	86	510	(156)	(572)	(1,081)	(1,809)	(1,299)	1,639	340
GLM	2,729	656	87	3,472	(1,023)	(1,050)	(1,835)	(3,908)	(436)	(400)	(836)
GST	0	0	29	29	0	0	0	0	29	0	29
HUS	2,610	232	1	2,843	(317)	(182)	(3,683)	(4,182)	(1,339)	1,688	349
JPM	2,377	354	62	2,793	(799)	(937)	(14)	(1,750)	1,043	(1,212)	(169)
MSB	1,645	0	0	1,645	(60)	0	0	(60)	1,585	(1,470)	115
MYC	0	2,161	48	2,209	0	(2,377)	(466)	(2,843)	(634)	592	(42)
NAB	4,894	0	0	4,894	0	0	0	0	4,894	(4,860)	34
NGF	0	0	0	0	0	0	0	0	0	(360)	(360)
SCX	950	0	0	950	(52)	0	0	(52)	898	228	1,126
SOG	0	25	0	25	(17)	(20)	0	(37)	(12)	0	(12)
UAG	43	119	0	162	(76)	(63)	(827)	(966)	(804)	1,528	724

Total Over the Counter	$29,528	$5,705	$681	$35,914	$(5,153)	$(6,653)	$(125,105)	$(136,911)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$13	$13
Futures	0	0	6,045	0	283	6,328
Swap Agreements	0	485	0	0	910	1,395

	$0	$485	$6,045	$0	$1,206	$7,736

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$29,528	$0	$29,528
Purchased Options	0	0	0	837	4,868	5,705
Swap Agreements	0	327	0	0	354	681

	$0	$327	$0	$30,365	$5,222	$35,914

	$0	$812	$6,045	$30,365	$6,418	$43,650

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$146	$146
Swap Agreements	0	6	0	0	333	339

	$0	$6	$0	$0	$479	$485

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,153	$0	$5,153
Written Options	0	104	0	1,643	4,906	6,653
Swap Agreements	0	1,975	104,223	0	18,907	125,105

	$0	$2,079	$104,223	$6,796	$23,813	$136,911

	$0	$2,085	$104,223	$6,796	$24,292	$137,396

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	125

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(38)	$(38)
Written Options	0	0	0	0	268	268
Futures	0	0	(26,622)	0	(3,923)	(30,545)
Swap Agreements	0	4,137	0	0	(15,206)	(11,069)

	$0	$4,137	$(26,622)	$0	$(18,899)	$(41,384)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,102)	$0	$(3,102)
Purchased Options	0	(30)	0	(803)	(288)	(1,121)
Written Options	0	103	0	2,342	1,086	3,531
Swap Agreements	0	237	96,029	(33)	(1,355)	94,878

	$0	$310	$96,029	$(1,596)	$(557)	$94,186

	$0	$4,447	$69,407	$(1,596)	$(19,456)	$52,802

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(14)	$(14)
Written Options	0	0	0	0	113	113
Futures	0	0	(25,945)	0	(1,938)	(27,883)
Swap Agreements	0	(9,414)	0	0	4,148	(5,266)

	$0	$(9,414)	$(25,945)	$0	$2,309	$(33,050)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,385	$0	$4,385
Purchased Options	0	21	0	74	172	267
Written Options	0	(15)	0	76	2,649	2,710
Swap Agreements	0	(234)	(205,080)	0	(15,786)	(221,100)

	$0	$(228)	$(205,080)	$4,535	$(12,965)	$(213,738)

	$0	$(9,642)	$(231,025)	$4,535	$(10,656)	$(246,788)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,950	$0	$4,950
Corporate Bonds & Notes
Banking & Finance	0	184,688	0	184,688
Industrials	0	54,280	0	54,280
Utilities	0	43,607	0	43,607
Municipal Bonds & Notes
California	0	4,813	0	4,813
Colorado	0	5,093	0	5,093
Illinois	0	1,111	0	1,111
Nevada	0	137	0	137
New Jersey	0	1,347	0	1,347
New York	0	1,335	0	1,335
Ohio	0	90	0	90
Washington	0	746	0	746
U.S. Government Agencies	0	85,470	0	85,470
U.S. Treasury Obligations	0	449,409	0	449,409
Mortgage-Backed Securities	0	51,516	0	51,516
Asset-Backed Securities	0	105,495	0	105,495
Sovereign Issues	0	73,839	0	73,839
Convertible Preferred Securities
Banking & Finance	0	5,138	0	5,138
Short-Term Instruments
Certificates of Deposit	0	13,099	0	13,099
Repurchase Agreements	0	482	0	482
Japan Treasury Bills	0	87,361	0	87,361
U.S. Treasury Bills	0	109,535	0	109,535
	$0	$1,283,541	$0	$1,283,541

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$136,078	$0	$0	$136,078

Total Investments	$136,078	$1,283,541	$0	$1,419,619

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(234,425)	$0	$(234,425)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,328	1,398	0	7,726
Over the counter	0	35,914	0	35,914
	$6,328	$37,312	$0	$43,640

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(146)	(339)	0	(485)
Over the counter	0	(136,911)	0	(136,911)
	$(146)	$(137,250)	$0	$(137,396)

Totals	$142,260	$949,178	$0	$1,091,438

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

126	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2015 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	127

Notes to Financial Statements (Cont.)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows, as applicable, have been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use

128	PIMCO STOCKSPLUS® FUNDS

September 30, 2015 (Unaudited)

pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	129

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported

130	PIMCO STOCKSPLUS® FUNDS

September 30, 2015 (Unaudited)

sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or Funds. A loan is often administered by a bank or other financial

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institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2015, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Funds’ prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured

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financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

(b) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

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Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO StocksPLUS® Fund	$6	$0	$(6)	$0	$0	$0	$0	$0
PIMCO StocksPLUS® Absolute Return Fund	10	0	(10)	0	0	0	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	10	0	(10)	0	0	0	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	17	0	(17)	0	0	0	0	0
PIMCO StocksPLUS® Long Duration Fund	20	0	(20)	0	0	0	0	0
PIMCO StocksPLUS® Short Fund	11	0	(11)	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO StocksPLUS® Fund	$380,676	$541,882	$(922,000)	$101	$(54)	$605	$483	$0
PIMCO StocksPLUS® Absolute Return Fund	351,808	1,444,722	(1,653,500)	29	(89)	142,970	1,022	0
PIMCO StocksPLUS® International Fund (Unhedged)	191,637	949,608	(894,400)	3	(88)	246,760	808	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	665,563	4,819,179	(5,122,701)	(63)	(139)	361,839	1,977	0
PIMCO StocksPLUS® Long Duration Fund	94,368	257,168	(340,899)	25	(11)	10,651	69	0
PIMCO StocksPLUS® Short Fund	173,907	1,814,497	(1,901,600)	17	(22)	86,799	398	0
PIMCO StocksPLUS® Small Fund	244,824	915,107	(1,023,801)	13	(65)	136,078	807	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of

Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a

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sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial

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derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  Certain Funds may write or purchase interest rate-capped options to enhance returns or for hedging opportunities. When a Fund writes an interest rate-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an interest rate-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the

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counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the

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Notes to Financial Statements (Cont.)

notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with

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commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

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Notes to Financial Statements (Cont.)

Certain Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of certain Funds could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for certain Funds to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently

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decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

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Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
PIMCO StocksPLUS® Fund	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO StocksPLUS® Absolute Return Fund	0.39%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO StocksPLUS® International Fund (Unhedged)	0.39%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.45%	0.30%	0.40%	N/A	0.45%	0.45%
PIMCO StocksPLUS® Long Duration Fund	0.35%	0.24%	N/A	N/A	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.39%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO StocksPLUS® Small Fund	0.44%	0.25%	0.35%	0.25%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for

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providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses;; and (vi) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended

September 30, 2015, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

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Notes to Financial Statements (Cont.)

Fund Name	Purchases	Sales
PIMCO StocksPLUS® Fund	$12,234	$4,092
PIMCO StocksPLUS® Absolute Return Fund	17,640	43,404
PIMCO StocksPLUS® International Fund (Unhedged)	1,794	66,678
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	225,509	56,206
PIMCO StocksPLUS® Long Duration Fund	973	2,090
PIMCO StocksPLUS® Short Fund	2,490	225,098
PIMCO StocksPLUS® Small Fund	284	60,495

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO StocksPLUS® Fund	$2,415,033	$1,995,351	$208,803	$157,163
PIMCO StocksPLUS® Absolute Return Fund	3,021,322	2,767,422	217,188	308,401
PIMCO StocksPLUS® International Fund (Unhedged)	2,633,674	2,469,411	159,317	255,150
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	4,785,911	3,927,408	572,864	225,838
PIMCO StocksPLUS® Long Duration Fund	91,788	70,326	6,933	48,251
PIMCO StocksPLUS® Short Fund	7,548,190	7,291,640	449,078	1,106,191
PIMCO StocksPLUS® Small Fund	2,640,511	2,559,200	187,015	321,061

144	PIMCO STOCKSPLUS® FUNDS

September 30, 2015 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO StocksPLUS® Fund				PIMCO StocksPLUS® Absolute Return Fund
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	7,184	$68,576	20,900	$214,414	22,869	$220,323	28,742	$286,714
Class P	1,835	17,657	4,596	48,252	5,162	49,681	9,445	98,162
Administrative Class	125	1,132	193	1,871	0	0	0	0
Class D	776	6,883	2,567	24,440	2,538	24,075	9,246	95,813
Class A	3,472	31,057	8,880 ^	84,286 ^	5,538	53,216	12,297 ^^	126,986 ^^
Class B	0	0	21	190	0	0	31	303
Class C	2,480	21,081	4,657	42,103	3,230	29,116	7,967	76,938
Class R	334	3,011	944	9,267	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	786	7,342	10,127	93,951	337	3,179	4,409	43,138
Class P	29	267	648	5,998	70	655	2,135	20,716
Administrative Class	8	69	107	943	0	0	0	0
Class D	48	414	637	5,517	116	1,072	5,883	56,200
Class A	298	2,602	3,536	30,808	132	1,234	5,670	54,899
Class B	0	0	20	165	0	0	7	67
Class C	174	1,454	2,340	19,563	22	188	3,688	33,550
Class R	18	162	219	1,962	0	0	0	0
Cost of shares redeemed
Institutional Class	(13,268)	(126,585)	(45,628)	(466,546)	(10,564)	(96,532)	(6,642)	(70,067)
Class P	(2,168)	(19,810)	(4,960)	(48,203)	(6,072)	(56,647)	(6,147)	(62,264)
Administrative Class	(279)	(2,549)	(183)	(1,755)	0	0	0	0
Class D	(1,040)	(9,161)	(1,810)	(16,645)	(6,455)	(60,732)	(14,632)	(152,080)
Class A	(5,446)	(47,206)	(8,450)	(80,756)	(6,595)	(62,216)	(15,954)	(165,565)
Class B	0	0	(300)^	(2,696)^	0	0	(234)^^	(2,358)^^
Class C	(2,370)	(20,023)	(3,560)	(32,870)	(3,774)	(33,374)	(6,063)	(59,523)
Class R	(196)	(1,771)	(497)	(4,696)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(7,200)	$(65,398)	(4,996)	$(70,437)	6,554	$73,238	39,848	$381,629

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	145

Notes to Financial Statements (Cont.)

	PIMCO StocksPLUS ® International Fund (Unhedged) (1)				PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	14,119	$92,291	6,166	$39,616	66,429	$540,711	44,585		$356,789
Class P	8,554	56,913	2,505	17,040	46,870	378,443	28,345		226,874
Administrative Class	85	508	291	1,877	0	0	0		0
Class D	1,984	12,610	3,637	24,076	44,952	355,875	39,350		308,002
Class A	1,614	9,740	1,702	11,304	38,116	297,962	28,177	^^^	219,905	^^^
Class B	0	0	0	0	0	0	5		30
Class C	689	4,244	531	3,423	20,021	147,431	9,835		72,271
Class R	0	0	0	0	0	0	0		0
Issued as reinvestment of distributions
Institutional Class	6,785	41,265	9,420	62,729	3,537	26,517	4,308		34,373
Class P	122	759	97	647	1,824	13,529	990		7,899
Administrative Class	24	143	23	149	0	0	0		0
Class D	166	996	301	1,975	2,837	20,531	3,500		26,825
Class A	130	777	216	1,415	2,428	17,406	3,275		25,053
Class B	0	0	0	0	0	0	4		33
Class C	56	322	65	416	1,129	7,550	1,333		9,594
Class R	0	0	0	0	0	0	0		0
Cost of shares redeemed
Institutional Class	(1,328)	(8,264)	(39,877)	(275,138)	(32,388)	(247,851)	(22,506)		(179,176)
Class P	(5,398)	(35,731)	(2,378)	(15,945)	(16,865)	(127,774)	(3,395)		(26,941)
Administrative Class	(36)	(216)	(97)	(656)	0	0	0		0
Class D	(2,799)	(17,669)	(3,105)	(19,941)	(35,309)	(253,162)	(13,233)		(102,164)
Class A	(684)	(4,234)	(2,800)	(18,015)	(12,948)	(95,826)	(10,366)		(79,807)
Class B	0	0	0	0	0	0	(90	)^^^	(671	)^^^
Class C	(349)	(2,116)	(737)	(4,645)	(3,976)	(26,900)	(3,113)		(22,556)
Class R	0	0	0	0	0	0	0		0
Net increase (decrease) resulting from Fund share transactions	23,734	$152,338	(24,040)	$(169,673)	126,657	$1,054,442	111,004		$876,333

146	PIMCO STOCKSPLUS® FUNDS

September 30, 2015 (Unaudited)

	PIMCO StocksPLUS® Long Duration Fund (2)				PIMCO StocksPLUS® Short Fund (3)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares~	Amount	Shares~	Amount

Receipts for shares sold
Institutional Class	2,763	$20,396	49,867	$386,801	7,179	$82,968	35,560	$450,082
Class P	0	0	0	0	3,501	40,915	6,220	77,996
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	3,088	34,587	3,093	38,288
Class A	0	0	0	0	5,453	61,882	7,174	88,945
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	440	4,849	985	11,796
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	497	3,459	16,039	118,913	6,528	73,769	4,151	49,615
Class P	0	0	0	0	141	1,598	51	609
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	86	941	31	362
Class A	0	0	0	0	111	1,227	24	284
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	39	413	8	89
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(15,525)	(112,105)	(58,916)	(465,396)	(87,727)	(1,015,887)	(126,688)	(1,574,287)
Class P	0	0	0	0	(1,408)	(16,432)	(5,529)	(67,841)
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	(1,541)	(17,456)	(4,060)	(48,760)
Class A	0	0	0	0	(2,418)	(27,441)	(9,603)	(116,757)
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(302)	(3,296)	(1,139)	(13,446)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(12,265)	$(88,250)	6,990	$40,318	(66,830)	$(777,363)	(89,722)	$(1,103,025)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	147

Notes to Financial Statements (Cont.)

	PIMCO StocksPLUS® Small Fund
	Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	10,195	$93,455	14,263	$136,597
Class P	5,876	54,764	17,089	163,401
Administrative Class	50	448	103	996
Class D	4,259	39,214	12,218	115,062
Class A	7,384	68,400	16,027	152,368
Class B	0	0	0	0
Class C	3,320	29,027	5,173	45,966
Class R	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	287	2,657	3,324	30,725
Class P	181	1,666	1,990	18,286
Administrative Class	1	9	7	66
Class D	254	2,308	4,454	40,287
Class A	266	2,427	4,317	39,261
Class B	0	0	0	0
Class C	78	670	1,902	16,312
Class R	0	0	0	0
Cost of shares redeemed
Institutional Class	(5,662)	(52,396)	(17,293)	(165,795)
Class P	(4,779)	(43,148)	(9,366)	(88,176)
Administrative Class	(6)	(60)	(9)	(81)
Class D	(6,813)	(61,461)	(21,466)	(202,095)
Class A	(8,094)	(73,700)	(28,074)	(266,079)
Class B	0	0	0	0
Class C	(2,158)	(18,491)	(5,648)	(50,507)
Class R	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	4,639	$45,789	(989)	$(13,406)

(1)	As of September 30, 2015, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 83% of the Fund.
(2)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 32% of the Fund.
(3)	As of September 30, 2015, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 88% of the Fund, and the shareholder is a related party of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.
^	At the NYSE Close on March 25, 2015, 127 Class B shares in the amount of $1,075 converted into Class A shares of the Fund.
^^	At the NYSE Close on March 25, 2015, 65 Class B shares in the amount of $597 converted into Class A shares of the Fund.
^^^	At the NYSE Close on March 25, 2015, 28 Class B shares in the amount of $212 converted into Class A shares of the Fund.
†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A one for five reverse share split, effective August 7, 2015, has been retroactively applied.

148	PIMCO STOCKSPLUS® FUNDS

September 30, 2015 (Unaudited)

At a meeting held on May 11-12, 2015, the Board approved a reverse share split for each class of the PIMCO StocksPLUS® Short Fund, pursuant to which shareholders received one share in exchange for every five shares of the PIMCO StocksPLUS® Short Fund.

The reverse share splits were effective August 7, 2015. While the reverse share splits reduced the number of outstanding shares of each class of the Fund, they proportionately increased the NAV per share of each class of the Fund such that the aggregate market value of the Fund’s shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Fund, with the Fund affecting its reverse share split at its own ratio, to result in a NAV per share closer to $10.00. The reverse share splits does not alter the rights or total value of a shareholder’s investment in the Fund, nor are they a taxable event for Fund investors.

The Shares of Beneficial Interest and Financial Highlights prior to August 7, 2015 for the Funds have been adjusted to reflect the reverse share split.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as a defendant in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012,

BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2015, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands) (1)
	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO StocksPLUS® International Fund (Unhedged)	$—	$—	$—	$—
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	—	—	—	—
PIMCO StocksPLUS® Small Fund*	—	57,516	59,099	—
PIMCO StocksPLUS® Fund*	—	171,235	11,059	—
PIMCO StocksPLUS® Absolute Return Fund*	—	3,839	12,162	—
PIMCO StocksPLUS® Short Fund	—	—	78,424	183,598
PIMCO StocksPLUS® Long Duration Fund	—	—	—	—

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	149

Notes to Financial Statements (Cont.)

September 30, 2015 (Unaudited)

Under the Regulated Investment Company Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2015, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term (1)
PIMCO StocksPLUS® International Fund (Unhedged)	$—	$—
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	18,957	—
PIMCO StocksPLUS® Small Fund	—	—
PIMCO StocksPLUS® Fund	—	—
PIMCO StocksPLUS® Absolute Return Fund	—	—
PIMCO StocksPLUS® Short Fund	804,727	1,978,678
PIMCO StocksPLUS® Long Duration Fund	—	—

(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (2)
PIMCO StocksPLUS® Fund	$1,262,254	$10,955	$(9,667)	$1,288
PIMCO StocksPLUS® Absolute Return Fund	1,650,486	15,582	(38,086)	(22,504)
PIMCO StocksPLUS® International Fund (Unhedged)	1,309,222	13,232	(30,602)	(17,370)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,612,736	18,775	(65,549)	(46,774)
PIMCO StocksPLUS® Long Duration Fund	556,223	31,723	(18,724)	12,999
PIMCO StocksPLUS® Short Fund	3,174,283	58,081	(89,686)	(31,605)
PIMCO StocksPLUS® Small Fund	1,437,199	14,413	(31,993)	(17,580)

(2)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

150	PIMCO STOCKSPLUS® FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	SGY	Societe Generale, New York
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SOG	Societe Generale
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International	NAB	National Australia Bank Ltd.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar
CHF	Swiss Franc	INR	Indian Rupee	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	USD (or $)	United States Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	ZAR	South African Rand
DKK	Danish Krone	MXN	Mexican Peso
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	EAFE	Europe, Australasia, and Far East Stock Index	NDDUEAFE	MSCI EAFE Index
CDX.IG	Credit Derivatives Index - Investment Grade	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	UKRPI	United Kingdom Retail Price Index
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	151

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees

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and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s

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collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in

154	PIMCO STOCKSPLUS® FUNDS

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advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

156	PIMCO STOCKSPLUS® FUNDS

(Unaudited)

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

158	PIMCO STOCKSPLUS® FUNDS

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Funds’ Annual Report to shareholders for the fiscal year ended March 31, 2015.

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General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4008SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

PIMCO Tax Managed Real Return Fund

PIMCO Unconstrained Tax Managed Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		16
Benchmark Descriptions		18
Financial Highlights		20
Statements of Assets and Liabilities		34
Statements of Operations		38
Statements of Changes in Net Assets		40
Notes to Financial Statements		90
Glossary		113
Approval of Investment Advisory Contract and Other Agreements		114
Results of Proxy Voting		121

Fund	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	6	43
PIMCO California Municipal Bond Fund	7	46
PIMCO California Short Duration Municipal Income Fund	8	49
PIMCO High Yield Municipal Bond Fund	9	52
PIMCO Municipal Bond Fund	10	57
PIMCO National Intermediate Municipal Bond Fund	11	62
PIMCO New York Municipal Bond Fund	12	66
PIMCO Short Duration Municipal Income Fund	13	69
PIMCO Tax Managed Real Return Fund	14	72
PIMCO Unconstrained Tax Managed Bond Fund	15	76

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was 2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: new/small fund risk, interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, inflation-indexed security risk, tax risk, issuer non-diversification risk, leveraging risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, management risk, and short sale risk. A complete description of these risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure. Income from the PIMCO Unconstrained Tax Managed Bond Fund and the PIMCO Tax Managed Real Return Fund may be subject to Federal and state income taxes.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. However, the Average Annual Total Return table for the PIMCO Tax Managed Real Return Fund and the PIMCO Unconstrained Tax Managed Bond Fund each disclose returns after

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

taxes on Fund distributions. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A and Class C shares (if applicable) is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the relevant Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	—	01/31/00	10/19/99	08/31/09
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	05/31/12
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	—	08/31/06	08/31/06	08/31/09
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	—	07/31/06	07/31/06	12/29/06
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	09/30/98	04/08/98	04/01/98	04/01/98
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	05/31/12
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	—	01/31/00	10/19/99	08/31/09
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	10/22/02	01/31/00	03/28/02	03/28/02
PIMCO Tax Managed Real Return Fund	10/30/09	10/30/09	10/30/09	—	10/30/09	10/30/09	10/30/09
PIMCO Unconstrained Tax Managed Bond Fund	01/30/09	01/30/09	09/10/09	—	01/30/09	01/30/09	01/30/09

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, and Class C shares, respectively.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

PIMCO California Intermediate Municipal Bond Fund

Institutional Class - PCIMX	Class A - PCMBX
Class P - PCIPX	Class C - PCFCX
Class D - PCIDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

California	89.9%
Short-Term Instruments‡	8.3%
Illinois	1.7%
New Jersey	0.1%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	0.75%	2.41%	3.05%	3.35%	3.99%
PIMCO California Intermediate Municipal Bond Fund Class P	0.70%	2.31%	2.94%	3.25%	3.90%
PIMCO California Intermediate Municipal Bond Fund Class D	0.59%	2.07%	2.71%	3.00%	3.63%
PIMCO California Intermediate Municipal Bond Fund Class A	0.59%	2.08%	2.71%	3.00%	3.62%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	-1.68%	-0.22%	1.93%	2.69%	3.42%
PIMCO California Intermediate Municipal Bond Fund Class C	0.21%	1.32%	1.94%	2.25%	2.89%
PIMCO California Intermediate Municipal Bond Fund Class C (adjusted)	-0.78%	0.32%	1.94%	2.25%	2.89%
Barclays California Intermediate Municipal Bond Index	1.09%	2.95%	4.20%	4.91%	5.16%
Lipper California Intermediate Municipal Debt Funds Average	0.54%	2.09%	3.13%	3.62%	4.26%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO California Intermediate Municipal Bond Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivision authorities and their agencies.

Fund Insights

»

An underweight to duration (or sensitivity to changes in market interest rates) positively contributed to performance, as municipal bond yields moved higher across most maturities of the municipal yield curve during the reporting period.

»	An underweight to the general obligation sector detracted from performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the special tax sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the electric utility sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the water and sewer utility sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An underweight to the education sector detracted from performance, as the segment outperformed the general municipal bond market over the reporting period.

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Municipal Bond Fund

Institutional Class - PCTIX	Class A - PCTTX
Class P - PCTPX	Class C - PCTGX
Class D - PCTDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

California	93.4%
Short-Term Instruments‡	6.6%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (05/31/12)
PIMCO California Municipal Bond Fund Institutional Class	0.64%	3.11%	3.68%
PIMCO California Municipal Bond Fund Class P	0.59%	3.01%	3.57%
PIMCO California Municipal Bond Fund Class D	0.46%	2.75%	3.32%
PIMCO California Municipal Bond Fund Class A	0.46%	2.75%	3.32%
PIMCO California Municipal Bond Fund Class A (adjusted)	-1.79%	0.42%	2.14%
PIMCO California Municipal Bond Fund Class C	0.09%	1.99%	2.56%
PIMCO California Municipal Bond Fund Class C (adjusted)	-0.90%	0.99%	2.56%
Barclays California Municipal Bond Index	0.85%	3.39%	4.08%
Lipper California Municipal Debt Funds Average	0.50%	3.37%	3.97%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.44% for the Institutional Class shares, 0.54% for Class P shares, 0.79% for Class D shares, 0.79% for Class A shares, and 1.54% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO California Municipal Bond Fund seeks high current income exempt from federal and California income tax, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivision authorities and their agencies.

Fund Insights

»

An underweight to duration (or sensitivity to changes in market interest rates) positively contributed to performance, as municipal yields moved higher across most maturities of the municipal yield curve during the reporting period.

»	An overweight to the high yield tobacco sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the electric utility sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	Security selection within the health care sector detracted from performance over the reporting period.

»	An underweight to the housing sector detracted from performance, as the segment outperformed the general municipal bond market over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO California Short Duration Municipal Income Fund

Institutional Class - PCDIX	Class A - PCDAX
Class P - PCDPX	Class C - PCSCX
Class D - PCDDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

California	94.8%
Short-Term Instruments‡	4.3%
Utah	0.9%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	0.33%	0.57%	0.58%	1.77%
PIMCO California Short Duration Municipal Income Fund Class P	0.28%	0.47%	0.48%	1.67%
PIMCO California Short Duration Municipal Income Fund Class D	0.13%	0.17%	0.18%	1.36%
PIMCO California Short Duration Municipal Income Fund Class A	0.13%	0.17%	0.18%	1.36%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	-2.12%	-2.08%	-0.27%	1.11%
PIMCO California Short Duration Municipal Income Fund Class C	-0.02%	-0.13%	-0.11%	1.04%
PIMCO California Short Duration Municipal Income Fund Class C (adjusted)	-1.02%	-1.12%	-0.11%	1.04%
Barclays California 1 Year Municipal Bond Index	0.42%	0.66%	0.91%	2.09%
Lipper California Short/Intermediate Municipal Debt Funds Average	0.10%	0.68%	1.68%	2.69%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO California Short Duration Municipal Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivision authorities and their agencies.

Fund Insights

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) positioning was generally managed above the Fund’s benchmark index, which detracted from performance, as municipal bond yields moved higher across most maturities of the municipal yield curve during the reporting period.

»	An overweight to the special tax sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the health care sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the transportation sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the resource recovery sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An underweight to the electric utility sector detracted from performance, as the segment outperformed the general municipal bond market over the reporting period.

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO High Yield Municipal Bond Fund

Institutional Class - PHMIX	Class A - PYMAX
Class P - PYMPX	Class C - PYMCX
Class D - PYMDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Short-Term Instruments‡	11.0%
Ohio	10.6%
Texas	10.1%
New York	10.0%
California	8.6%
New Jersey	5.9%
Illinois	5.7%
Other	38.1%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	1.28%	5.57%	5.48%	3.62%
PIMCO High Yield Municipal Bond Fund Class P	1.23%	5.46%	5.37%	3.52%
PIMCO High Yield Municipal Bond Fund Class D	1.13%	5.25%	5.18%	3.32%
PIMCO High Yield Municipal Bond Fund Class A	1.13%	5.25%	5.18%	3.33%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	-1.14%	2.88%	4.38%	2.98%
PIMCO High Yield Municipal Bond Fund Class C	0.75%	4.47%	4.40%	2.56%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	-0.24%	3.47%	4.40%	2.56%
Barclays High Yield Municipal Bond Index	-1.07%	1.24%	5.94%	4.37%
60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index**	-0.32%	2.03%	5.24%	4.60%
Lipper High Yield Municipal Debt Funds Average	0.48%	4.15%	5.35%	3.79%

All Fund returns are net of fees and expenses.

* Cumulative return.

** Prior to September 1, 2015, the Fund’s primary benchmark was a blend of 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for the Institutional Class shares, 0.65% for Class P shares, 0.85% for Class D shares, 0.85% for Class A shares, and 1.60% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO High Yield Municipal Bond Fund seeks high current income exempt from federal income tax, with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

Fund Insights

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) positioning was managed below the Fund’s benchmark index, which positively contributed to performance as municipal bond yields moved higher across most maturities of the municipal yield curve during the reporting period.

»	The Fund’s underweight to Puerto Rico-domiciled securities positively contributed to performance, as the segment underperformed the general municipal bond market over the reporting period.

»	Security selection within the high yield tobacco municipal sector relative to the Fund’s benchmark index detracted from performance during the reporting period.

»	An underweight to the lease-backed sector positively contributed to performance, as the segment underperformed the general municipal bond market over the reporting period.

»	An underweight to the electric utility sector detracted from performance, as the segment outperformed the general municipal bond market over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

PIMCO Municipal Bond Fund

Institutional Class - PFMIX	Class D - PMBDX
Class P - PMUPX	Class A - PMLAX
Administrative Class - PMNAX	Class C - PMLCX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

New York	16.0%
California	13.3%
Ohio	9.6%
Texas	8.2%
Illinois	6.1%
Short-Term Instruments‡	5.7%
Other	41.1%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	0.30%	2.56%	4.62%	3.48%	4.16%
PIMCO Municipal Bond Fund Class P	0.25%	2.46%	4.51%	3.36%	4.03%
PIMCO Municipal Bond Fund Administrative Class	0.18%	2.31%	4.39%	3.24%	3.91%
PIMCO Municipal Bond Fund Class D	0.15%	2.25%	4.29%	3.15%	3.81%
PIMCO Municipal Bond Fund Class A	0.15%	2.25%	4.29%	3.15%	3.80%
PIMCO Municipal Bond Fund Class A (adjusted)	-2.10%	-0.05%	3.50%	2.83%	3.63%
PIMCO Municipal Bond Fund Class C	-0.10%	1.74%	3.78%	2.64%	3.29%
PIMCO Municipal Bond Fund Class C (adjusted)	-1.09%	0.75%	3.78%	2.64%	3.29%
Barclays Municipal Bond Index	0.75%	3.16%	4.14%	4.64%	5.02%
Barclays Municipal 20 Year Index (17-22 Year)**	0.77%	3.97%	5.23%	5.28%	5.68%
Lipper General & Insured Municipal Debt Funds Average	0.23%	2.66%	4.15%	3.99%	4.24%

All Fund returns are net of fees and expenses.

* Cumulative return.

** Prior to September 1, 2015, the Fund’s broad-based securities market index was the Barclays Municipal 20 Year Index (17-22 Year).

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.44% for the Institutional Class shares, 0.54% for Class P shares, 0.69% for Administrative Class shares, 0.75% for Class D shares, 0.75% for Class A shares and 1.25% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Municipal Bond Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

Fund Insights

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index, which positively contributed to performance as municipal bond yields moved higher across most maturities of the municipal yield curve over the reporting period.

»	An underweight to the general obligation sector detracted from performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the special tax sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»

An overweight to the electric utility sector throughout the majority of the reporting period positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An underweight to the water and sewer utility sector detracted from performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the industrial revenue sector detracted from performance, as the segment underperformed the general municipal bond market over the reporting period.

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO National Intermediate Municipal Bond Fund

Institutional Class - PMNIX	Class A - PMNTX
Class P - PMNPX	Class C - PMNNX
Class D - PMNDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Ohio	16.3%
Texas	13.5%
New York	11.9%
Pennsylvania	5.8%
North Carolina	5.7%
Short-Term Instruments‡	5.5%
Other	41.3%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (05/31/12)
PIMCO National Intermediate Municipal Bond Fund Institutional Class	0.43%	1.93%	2.98%
PIMCO National Intermediate Municipal Bond Fund Class P	0.37%	1.83%	2.88%
PIMCO National Intermediate Municipal Bond Fund Class D	0.25%	1.58%	2.63%
PIMCO National Intermediate Municipal Bond Fund Class A	0.25%	1.58%	2.63%
PIMCO National Intermediate Municipal Bond Fund Class A (adjusted)	-2.00%	-0.71%	1.46%
PIMCO National Intermediate Municipal Bond Fund Class C	0.00%	1.07%	2.13%
PIMCO National Intermediate Municipal Bond Fund Class C (adjusted)	-0.99%	0.08%	2.13%
Barclays 1-15 Year Municipal Bond Index	0.84%	2.61%	2.71%
Barclays Municipal Bond 1-20 Year Blend (1-22) Index**	0.83%	2.84%	2.96%
Lipper Intermediate Municipal Debt Funds Average	0.19%	1.38%	1.96%

All Fund returns are net of fees and expenses.

* Cumulative return.

** Prior to September 1, 2015, the Fund’s broad-based securities market index was the Barclays Municipal Bond 1-20 Year Blend (1-22) Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.45% for the Institutional Class shares, 0.55% for Class P shares, 0.80% for Class D shares, 0.80% for Class A shares, and 1.30% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO National Intermediate Municipal Bond Fund seeks maximum tax exempt income, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

Fund Insights

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) positioning was managed below its benchmark index throughout the majority of the reporting period, which positively contributed to performance as municipal yields moved higher across most maturities of the municipal yield curve during the reporting period.

»	An overweight to the special tax sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the electric utility sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»

An overweight to the lease-backed sector throughout the majority of the reporting period detracted from performance, as the segment underperformed the general municipal bond market over the reporting period.

»	An underweight to the resource recovery sector detracted from performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An underweight to the housing sector detracted from performance, as the segment outperformed the general municipal bond market over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

PIMCO New York Municipal Bond Fund

Institutional Class - PNYIX	Class A - PNYAX
Class P - PNYPX	Class C - PBFCX
Class D - PNYDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

New York	95.3%
Illinois	2.9%
Short-Term Instruments‡	1.7%
California	0.1%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	0.49%	3.18%	3.70%	4.19%	5.10%
PIMCO New York Municipal Bond Fund Class P	0.44%	3.08%	3.59%	4.08%	5.01%
PIMCO New York Municipal Bond Fund Class D	0.32%	2.84%	3.36%	3.84%	4.73%
PIMCO New York Municipal Bond Fund Class A	0.32%	2.84%	3.36%	3.84%	4.73%
PIMCO New York Municipal Bond Fund Class A (adjusted)	-1.93%	0.53%	2.57%	3.52%	4.53%
PIMCO New York Municipal Bond Fund Class C	-0.05%	2.08%	2.58%	3.07%	3.99%
PIMCO New York Municipal Bond Fund Class C (adjusted)	-1.04%	1.08%	2.58%	3.07%	3.99%
Barclays New York Municipal Bond Index	1.02%	3.29%	4.00%	4.61%	5.19%
Barclays 20 Year (17-22 Year) New York Municipal Bond Index**	1.11%	3.96%	4.78%	5.14%	5.98%
Lipper New York Municipal Debt Funds Average	0.41%	2.97%	3.60%	3.83%	4.47%

All Fund returns are net of fees and expenses.

* Cumulative return.

** Prior to September 1, 2015, the Fund’s broad-based securities market index was the Barclays 20 Year (17-22 Year) New York Municipal Bond Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO New York Municipal Bond Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds are generally issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax and New York income tax.

Fund Insights

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index, which positively contributed to performance as municipal bond yields moved higher across most maturities of the municipal yield curve during the reporting period.

»	An overweight to the education sector contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the health care sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An underweight to the transportation sector detracted from performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An underweight to the water and sewer utility sector detracted from performance, as the segment outperformed the general municipal bond market over the reporting period.

»

An underweight to the electric utility sector throughout the majority of the reporting period detracted from performance, as the segment outperformed the general municipal bond market over the reporting period.

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Short Duration Municipal Income Fund

Institutional Class - PSDIX	Class D - PSDDX
Class P - PSDPX	Class A - PSDAX
Administrative Class - PSDMX	Class C - PSDCX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Texas	11.5%
New York	9.9%
California	8.6%
Georgia	8.2%
Illinois	8.1%
Ohio	6.7%
Pennsylvania	6.6%
Short-Term Instruments‡	6.4%
Florida	6.1%
Other	27.9%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	0.27%	0.65%	0.86%	0.62%	1.56%
PIMCO Short Duration Municipal Income Fund Class P	0.22%	0.55%	0.76%	0.50%	1.45%
PIMCO Short Duration Municipal Income Fund Administrative Class	0.16%	0.36%	0.67%	0.40%	1.33%
PIMCO Short Duration Municipal Income Fund Class D	0.07%	0.24%	0.46%	0.22%	1.16%
PIMCO Short Duration Municipal Income Fund Class A	0.07%	0.25%	0.46%	0.22%	1.15%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	-2.23%	-2.05%	0.00%	-0.01%	1.01%
PIMCO Short Duration Municipal Income Fund Class C	-0.08%	-0.05%	0.17%	-0.07%	0.78%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	-1.08%	-1.05%	0.17%	-0.07%	0.78%
Barclays 1 Year Municipal Bond Index	0.42%	0.69%	0.89%	2.15%	2.56%
Lipper Short Municipal Debt Funds Average	0.13%	0.31%	0.97%	1.93%	2.55%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.58% for Administrative Class shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Short Duration Municipal Income Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

Fund Insights

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) positioning was generally managed above the index, which detracted from performance, as municipal bond yields moved higher across most maturities of the municipal yield curve during the reporting period.

»	An overweight to the health care sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the education sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the electric utility sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	Security selection within the transportation sector detracted from performance during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

PIMCO Tax Managed Real Return Fund

Institutional Class - PTMIX	Class A - PTXAX
Class P - PTMPX	Class C - PXMCX
Class D - PXMDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Municipal Bonds & Notes	87.2%
Short-Term Instruments	12.8%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (10/30/09)
PIMCO Tax Managed Real Return Fund Institutional Class	-1.35%	-4.97%	1.16%	1.64%
PIMCO Tax Managed Real Return Fund Institutional Class Shares After Taxes on Distributions	-1.35%	-4.98%	1.05%	1.55%
PIMCO Tax Managed Real Return Fund Institutional Class Shares After Taxes on Distributions and Sale of Fund Shares	-0.39%	-2.09%	1.31%	1.68%
PIMCO Tax Managed Real Return Fund Class P	-1.40%	-5.06%	1.06%	1.54%
PIMCO Tax Managed Real Return Fund Class P Shares After Taxes on Distributions	-1.40%	-5.07%	0.95%	1.45%
PIMCO Tax Managed Real Return Fund Class P Shares After Taxes on Distributions and Sale of Fund Shares	-0.44%	-2.19%	1.21%	1.58%
PIMCO Tax Managed Real Return Fund Class D	-1.54%	-5.35%	0.76%	1.23%
PIMCO Tax Managed Real Return Fund Class D Shares After Taxes on Distributions	-1.55%	-5.36%	0.66%	1.15%
PIMCO Tax Managed Real Return Fund Class D Shares After Taxes on Distributions and Sale of Fund Shares	-0.59%	-2.47%	0.91%	1.27%
PIMCO Tax Managed Real Return Fund Class A	-1.54%	-5.34%	0.76%	1.23%
PIMCO Tax Managed Real Return Fund Class A (adjusted)	-5.25%	-8.92%	-0.01%	0.58%
PIMCO Tax Managed Real Return Fund Class A (w/Sales Charge and After Taxes on Distributions)	-5.25%	-8.93%	-0.11%	0.49%
PIMCO Tax Managed Real Return Fund Class A (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	-2.70%	-4.52%	0.31%	0.76%
PIMCO Tax Managed Real Return Fund Class C	-1.79%	-5.81%	0.25%	0.73%
PIMCO Tax Managed Real Return Fund Class C (adjusted)	-2.77%	-6.75%	0.25%	0.73%
PIMCO Tax Managed Real Return Fund Class C (w/Sales Charge and After Taxes on Distributions)	-2.77%	-6.76%	0.16%	0.65%
PIMCO Tax Managed Real Return Fund Class C (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	-1.38%	-3.47%	0.41%	0.77%
Barclays Municipal Bond 1-10 Year Blend (1-12) Index	0.80%	2.22%	3.00%	3.61%
Lipper Intermediate Municipal Debt Funds Average	0.19%	1.38%	2.96%	3.72%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.45% for the Institutional Class shares, 0.55% for Class P shares, 0.85% for Class D shares, 0.85% for Class A shares, and 1.35% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Tax Managed Real Return Fund seeks to provide after-tax inflation-protected return, consistent with prudent investment management, by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax, with the remainder of the Fund’s assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities (such as Treasury Inflation-Protected Securities), and other types of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements (such as CPI swaps). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index, which positively contributed to performance, as municipal bond yields moved higher across most maturities of the municipal yield curve over the reporting period.

»	Exposure to U.S. inflation detracted from relative performance, as U.S. inflation expectations fell during the reporting period.

»	An underweight to the general obligation sector detracted from performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the education sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the special tax sector positively contributed to performance, as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the industrial revenue sector throughout the majority of the reporting period detracted from performance, as the segment underperformed the general municipal bond market.

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Unconstrained Tax Managed Bond Fund

Institutional Class - PUTIX	Class A - ATMAX
Class P - PUTPX	Class C - ATMCX
Class D - ATMDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Municipal Bonds & Notes	79.4%
U.S. Treasury Obligations	5.6%
Short-Term Instruments	5.1%
Asset-Backed Securities	4.7%
Mortgage-Backed Securities	3.4%
Other	1.8%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class	-2.95%	-3.45%	0.89%	2.09%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions	-3.13%	-3.93%	0.53%	1.66%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions and Sale of Fund Shares	-1.39%	-1.22%	0.76%	1.64%
PIMCO Unconstrained Tax Managed Bond Fund Class P	-3.00%	-3.55%	0.79%	1.99%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions	-3.17%	-4.01%	0.45%	1.58%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions and Sale of Fund Shares	-1.43%	-1.30%	0.68%	1.56%
PIMCO Unconstrained Tax Managed Bond Fund Class D	-3.14%	-3.84%	0.50%	1.69%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions	-3.29%	-4.24%	0.22%	1.34%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions and Sale of Fund Shares	-1.55%	-1.54%	0.44%	1.32%
PIMCO Unconstrained Tax Managed Bond Fund Class A	-3.14%	-3.84%	0.49%	1.68%
PIMCO Unconstrained Tax Managed Bond Fund Class A (adjusted)	-6.78%	-7.45%	-0.27%	1.10%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions)	-6.92%	-7.84%	-0.54%	0.76%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	-3.61%	-3.61%	-0.14%	0.87%
PIMCO Unconstrained Tax Managed Bond Fund Class C	-3.45%	-4.57%	-0.17%	0.99%
PIMCO Unconstrained Tax Managed Bond Fund Class C (adjusted)	-4.41%	-5.51%	-0.17%	0.99%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions)	-4.49%	-5.80%	-0.31%	0.80%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	-2.38%	-2.66%	-0.09%	0.77%
3 Month USD LIBOR After Tax	0.09%	0.17%	0.20%	0.26%
Lipper General Bond Funds Average	-2.38%	-0.34%	4.79%	8.32%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.70% for the Institutional Class shares, 0.80% for Class P shares, 1.10% for Class D shares, 1.10% for Class A shares, and 1.85% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Unconstrained Tax Managed Bond Fund seeks maximum long-term after-tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	Long exposure to Brazilian local rates detracted from performance, as these rates increased over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities detracted from performance, as breakeven inflation rates fell over the reporting period.

»

Municipal bond positioning contributed to performance, driven by long exposure to tax- exempt municipal bonds such as high yield tobacco bonds and positive municipal bond total return over the reporting period.

»	Long exposure to corporate spread duration detracted from returns, as corporate spreads widened over the reporting period.

»	Short positioning to the Australian dollar positively contributed to performance, as this currency depreciated relative to the U.S. dollar over the reporting period.

»	Short positioning to the euro detracted from performance, as this currency appreciated relative to the U.S. dollar over the reporting period.

»	Long positioning to the Mexican peso detracted from performance, as this currency depreciated relative to the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO California Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,007.50	$2.23	$1,000.00	$1,022.78	$2.25	0.445%
Class P	1,000.00	1,007.00	2.73	1,000.00	1,022.28	2.76	0.545
Class D	1,000.00	1,005.90	3.89	1,000.00	1,021.13	3.92	0.775
Class A	1,000.00	1,005.90	3.89	1,000.00	1,021.13	3.92	0.775
Class C	1,000.00	1,002.10	7.63	1,000.00	1,017.38	7.69	1.525
PIMCO California Municipal Bond Fund
Institutional Class	$1,000.00	$1,006.40	$2.21	$1,000.00	$1,022.80	$2.23	0.44%
Class P	1,000.00	1,005.90	2.71	1,000.00	1,022.30	2.73	0.54
Class D	1,000.00	1,004.60	3.96	1,000.00	1,021.05	3.99	0.79
Class A	1,000.00	1,004.60	3.96	1,000.00	1,021.05	3.99	0.79
Class C	1,000.00	1,000.90	7.70	1,000.00	1,017.30	7.77	1.54
PIMCO California Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,003.30	$1.65	$1,000.00	$1,023.35	$1.67	0.33%
Class P	1,000.00	1,002.80	2.15	1,000.00	1,022.85	2.17	0.43
Class D	1,000.00	1,001.30	3.65	1,000.00	1,021.35	3.69	0.73
Class A	1,000.00	1,001.30	3.65	1,000.00	1,021.35	3.69	0.73
Class C	1,000.00	999.80	5.15	1,000.00	1,019.85	5.20	1.03

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO High Yield Municipal Bond Fund
Institutional Class	$1,000.00	$1,012.80	$2.77	$1,000.00	$1,022.25	$2.78	0.55%
Class P	1,000.00	1,012.30	3.27	1,000.00	1,021.75	3.29	0.65
Class D	1,000.00	1,011.30	4.27	1,000.00	1,020.75	4.29	0.85
Class A	1,000.00	1,011.30	4.27	1,000.00	1,020.75	4.29	0.85
Class C	1,000.00	1,007.50	8.03	1,000.00	1,017.00	8.07	1.60
PIMCO Municipal Bond Fund
Institutional Class	$1,000.00	$1,003.00	$2.20	$1,000.00	$1,022.80	$2.23	0.44%
Class P	1,000.00	1,002.50	2.70	1,000.00	1,022.30	2.73	0.54
Administrative Class	1,000.00	1,001.80	3.45	1,000.00	1,021.55	3.49	0.69
Class D	1,000.00	1,001.50	3.75	1,000.00	1,021.25	3.79	0.75
Class A	1,000.00	1,001.50	3.75	1,000.00	1,021.25	3.79	0.75
Class C	1,000.00	999.00	6.25	1,000.00	1,018.75	6.31	1.25
PIMCO National Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,004.30	$2.25	$1,000.00	$1,022.75	$2.28	0.45%
Class P	1,000.00	1,003.70	2.76	1,000.00	1,022.25	2.78	0.55
Class D	1,000.00	1,002.50	4.01	1,000.00	1,021.00	4.04	0.80
Class A	1,000.00	1,002.50	4.01	1,000.00	1,021.00	4.04	0.80
Class C	1,000.00	1,000.00	6.50	1,000.00	1,018.50	6.56	1.30
PIMCO New York Municipal Bond Fund
Institutional Class	$1,000.00	$1,004.90	$2.23	$1,000.00	$1,022.78	$2.25	0.445%
Class P	1,000.00	1,004.40	2.73	1,000.00	1,022.28	2.76	0.545
Class D	1,000.00	1,003.20	3.88	1,000.00	1,021.13	3.92	0.775
Class A	1,000.00	1,003.20	3.88	1,000.00	1,021.13	3.92	0.775
Class C	1,000.00	999.50	7.63	1,000.00	1,017.37	7.70	1.526
PIMCO Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,002.70	$1.65	$1,000.00	$1,023.35	$1.67	0.33%
Class P	1,000.00	1,002.20	2.15	1,000.00	1,022.85	2.17	0.43
Administrative Class	1,000.00	1,001.60	2.90	1,000.00	1,022.10	2.93	0.58
Class D	1,000.00	1,000.70	3.65	1,000.00	1,021.35	3.69	0.73
Class A	1,000.00	1,000.70	3.65	1,000.00	1,021.35	3.69	0.73
Class C	1,000.00	999.20	5.15	1,000.00	1,019.85	5.20	1.03
PIMCO Tax Managed Real Return Fund
Institutional Class	$1,000.00	$986.50	$2.23	$1,000.00	$1,022.75	$2.28	0.45%
Class P	1,000.00	986.00	2.73	1,000.00	1,022.25	2.78	0.55
Class D	1,000.00	984.60	4.22	1,000.00	1,020.75	4.29	0.85
Class A	1,000.00	984.60	4.22	1,000.00	1,020.75	4.29	0.85
Class C	1,000.00	982.10	6.69	1,000.00	1,018.25	6.81	1.35
PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class	$1,000.00	$970.50	$3.50	$1,000.00	$1,021.45	$3.59	0.71%
Class P	1,000.00	970.00	3.99	1,000.00	1,020.95	4.09	0.81
Class D	1,000.00	968.60	5.46	1,000.00	1,019.45	5.60	1.11
Class A	1,000.00	968.60	5.46	1,000.00	1,019.45	5.60	1.11
Class C	1,000.00	965.50	9.14	1,000.00	1,015.70	9.37	1.86

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Benchmark Descriptions

Index	Description

3 Month USD LIBOR After Tax

The 3 Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest in an unmanaged index.

60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index	60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays 1 Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. It is not possible to invest directly in an index.

Barclays 1-15 Year Municipal Bond Index	Barclays 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market. It is not possible to invest directly in an unmanaged index.

Barclays 20 Year (17-22 Year) New York Municipal Bond Index	The Barclays 20 Year (17-22 Year) New York Municipal Bond Index is the 20 year (17-22) component of the Barclays New York Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of New York issuers of maturities ranging from 17 to 22 years. It is an unmanaged index representative of the tax-exempt New York municipal bond market. It is not possible to invest directly in an unmanaged index.

Barclays California 1 Year Municipal Bond Index	Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index.

Barclays California Intermediate Municipal Bond Index	Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays California Municipal Bond Index	The Barclays California Municipal Bond Index is the California component of the Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays High Yield Municipal Bond Index	The Barclays High Yield Municipal Bond Index measures the non-investment grade and non-rated U.S. tax-exempt bond market. It is an unmanaged index made up of dollar-denominated, fixed-rate municipal securities that are rated Ba1/BB+/BB+ or below or non-rated and that meet specified maturity, liquidity, and quality requirements. It is not possible to invest directly in an unmanaged index.

Barclays Municipal 20 Year Index (17-22 Year)

Barclays Municipal 20 Year Index (17-22 Year) is the 20 Year (17-22) component of the Municipal Bond index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from 17 to 22 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a maturity ranging from 17 to 22 years. It is not possible to invest directly in an unmanaged index.

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Index	Description

Barclays Municipal Bond 1-10 Year Blend (1-12) Index	Barclays Municipal Bond 1-10 Year Blend (1-12) Index consists of a broad selection of investment-grade general obligation bonds and revenue bonds of maturities ranging from one year to 22 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Municipal Bond 1-20 Year Blend (1-22) Index	Barclays Municipal Bond 1-20 Year Blend (1-22) Index is the 1-20 Year Blend (1-22) component of the Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 22 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Municipal Bond Index	Barclays Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays New York Municipal Bond Index	The Barclays New York Municipal Bond Index is the New York component of the Barclays Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO California Intermediate Municipal Bond Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.86	$0.12	$(0.05)	$0.07	$(0.12)	$0.00	$(0.12)
03/31/2015	9.68	0.22	0.19	0.41	(0.23)	0.00	(0.23)
03/31/2014	9.86	0.20	(0.18)	0.02	(0.20)	0.00	(0.20)
03/31/2013	9.67	0.27	0.18	0.45	(0.26)	0.00	(0.26)
03/31/2012	9.29	0.32	0.39	0.71	(0.33)	0.00	(0.33)
03/31/2011	9.39	0.36	(0.10)	0.26	(0.36)	0.00	(0.36)
Class P
04/01/2015 - 09/30/2015+	9.86	0.12	(0.05)	0.07	(0.12)	0.00	(0.12)
03/31/2015	9.68	0.22	0.18	0.40	(0.22)	0.00	(0.22)
03/31/2014	9.86	0.20	(0.19)	0.01	(0.19)	0.00	(0.19)
03/31/2013	9.67	0.26	0.18	0.44	(0.25)	0.00	(0.25)
03/31/2012	9.29	0.30	0.40	0.70	(0.32)	0.00	(0.32)
03/31/2011	9.39	0.35	(0.10)	0.25	(0.35)	0.00	(0.35)
Class D
04/01/2015 - 09/30/2015+	9.86	0.11	(0.05)	0.06	(0.11)	0.00	(0.11)
03/31/2015	9.68	0.19	0.18	0.37	(0.19)	0.00	(0.19)
03/31/2014	9.86	0.17	(0.18)	(0.01)	(0.17)	0.00	(0.17)
03/31/2013	9.67	0.24	0.18	0.42	(0.23)	0.00	(0.23)
03/31/2012	9.29	0.28	0.40	0.68	(0.30)	0.00	(0.30)
03/31/2011	9.39	0.33	(0.10)	0.23	(0.33)	0.00	(0.33)
Class A
04/01/2015 - 09/30/2015+	9.86	0.11	(0.05)	0.06	(0.11)	0.00	(0.11)
03/31/2015	9.68	0.19	0.18	0.37	(0.19)	0.00	(0.19)
03/31/2014	9.86	0.17	(0.18)	(0.01)	(0.17)	0.00	(0.17)
03/31/2013	9.67	0.24	0.18	0.42	(0.23)	0.00	(0.23)
03/31/2012	9.29	0.28	0.40	0.68	(0.30)	0.00	(0.30)
03/31/2011	9.39	0.33	(0.10)	0.23	(0.33)	0.00	(0.33)
Class C
04/01/2015 - 09/30/2015+	9.86	0.07	(0.05)	0.02	(0.07)	0.00	(0.07)
03/31/2015	9.68	0.12	0.18	0.30	(0.12)	0.00	(0.12)
03/31/2014	9.86	0.10	(0.18)	(0.08)	(0.10)	0.00	(0.10)
03/31/2013	9.67	0.16	0.18	0.34	(0.15)	0.00	(0.15)
03/31/2012	9.29	0.21	0.40	0.61	(0.23)	0.00	(0.23)
03/31/2011	9.39	0.25	(0.09)	0.16	(0.26)	0.00	(0.26)

PIMCO California Municipal Bond Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.47	$0.15	$(0.08)	$0.07	$(0.15)	$0.00	$(0.15)
03/31/2015	10.03	0.26	0.43	0.69	(0.25)	0.00	(0.25)
03/31/2014	10.14	0.23	(0.12)	0.11	(0.22)	0.00	(0.22)
05/31/2012 - 03/31/2013	10.00	0.19	0.17	0.36	(0.19)	(0.03)	(0.22)
Class P
04/01/2015 - 09/30/2015+	10.47	0.14	(0.08)	0.06	(0.14)	0.00	(0.14)
03/31/2015	10.03	0.25	0.43	0.68	(0.24)	0.00	(0.24)
03/31/2014	10.14	0.22	(0.12)	0.10	(0.21)	0.00	(0.21)
05/31/2012 - 03/31/2013	10.00	0.18	0.17	0.35	(0.18)	(0.03)	(0.21)
Class D
04/01/2015 - 09/30/2015+	10.47	0.13	(0.08)	0.05	(0.13)	0.00	(0.13)
03/31/2015	10.03	0.22	0.44	0.66	(0.22)	0.00	(0.22)
03/31/2014	10.14	0.19	(0.11)	0.08	(0.19)	0.00	(0.19)
05/31/2012 - 03/31/2013	10.00	0.17	0.16	0.33	(0.16)	(0.03)	(0.19)
Class A
04/01/2015 - 09/30/2015+	10.47	0.13	(0.08)	0.05	(0.13)	0.00	(0.13)
03/31/2015	10.03	0.22	0.44	0.66	(0.22)	0.00	(0.22)
03/31/2014	10.14	0.19	(0.11)	0.08	(0.19)	0.00	(0.19)
05/31/2012 - 03/31/2013	10.00	0.17	0.16	0.33	(0.16)	(0.03)	(0.19)

Please see footnotes on page 32.

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$9.81	0.75%	$55,556	0.445	%*	0.445	%*	0.445	%*	0.445	%*	2.52	%*	14%
9.86	4.22	52,171	0.445		0.445		0.445		0.445		2.28		10
9.68	0.25	63,973	0.445		0.445		0.445		0.445		2.12		62
9.86	4.69	88,914	0.445		0.445		0.445		0.445		2.72		21
9.67	7.81	44,760	0.445		0.445		0.445		0.445		3.33		32
9.29	2.75	46,484	0.445		0.445		0.445		0.445		3.77		22

9.81	0.70	16,152	0.545	*	0.545	*	0.545	*	0.545	*	2.42	*	14
9.86	4.12	15,401	0.545		0.545		0.545		0.545		2.22		10
9.68	0.15	9,724	0.545		0.545		0.545		0.545		2.02		62
9.86	4.59	14,380	0.545		0.545		0.545		0.545		2.63		21
9.67	7.70	7,150	0.545		0.545		0.545		0.545		3.18		32
9.29	2.65	3,676	0.545		0.545		0.545		0.545		3.69		22

9.81	0.59	2,705	0.775	*	0.775	*	0.775	*	0.775	*	2.19	*	14
9.86	3.88	3,007	0.775		0.775		0.775		0.775		1.95		10
9.68	(0.08)	4,171	0.775		0.775		0.775		0.775		1.78		62
9.86	4.35	5,664	0.775		0.775		0.775		0.775		2.42		21
9.67	7.45	5,197	0.775		0.775		0.775		0.775		2.99		32
9.29	2.41	5,637	0.775		0.775		0.775		0.775		3.46		22

9.81	0.59	36,340	0.775	*	0.775	*	0.775	*	0.775	*	2.19	*	14
9.86	3.88	37,660	0.775		0.775		0.775		0.775		1.96		10
9.68	(0.08)	46,371	0.775		0.775		0.775		0.775		1.79		62
9.86	4.35	62,695	0.775		0.775		0.775		0.775		2.43		21
9.67	7.45	60,685	0.775		0.775		0.775		0.775		2.95		32
9.29	2.41	37,061	0.775		0.775		0.775		0.775		3.45		22

9.81	0.21	9,393	1.525	*	1.525	*	1.525	*	1.525	*	1.44	*	14
9.86	3.11	9,383	1.525		1.525		1.525		1.525		1.22		10
9.68	(0.83)	9,667	1.525		1.525		1.525		1.525		1.04		62
9.86	3.57	13,823	1.525		1.525		1.525		1.525		1.67		21
9.67	6.65	10,810	1.525		1.525		1.525		1.525		2.19		32
9.29	1.65	5,819	1.525		1.525		1.525		1.525		2.67		22

$10.39	0.64%	$3,748	0.44	%*	0.44	%*	0.44	%*	0.44	%*	2.83	%*	45%
10.47	6.96	4,155	0.44		0.44		0.44		0.44		2.48		8
10.03	1.16	4,608	0.44		0.44		0.44		0.44		2.31		65
10.14	3.58	3,898	0.44	*	1.26	*	0.44	*	1.26	*	2.29	*	22

10.39	0.59	109	0.54	*	0.54	*	0.54	*	0.54	*	2.73	*	45
10.47	6.85	117	0.54		0.54		0.54		0.54		2.39		8
10.03	1.06	110	0.54		0.54		0.54		0.54		2.19		65
10.14	3.50	132	0.54	*	3.21	*	0.54	*	3.21	*	2.16	*	22

10.39	0.46	524	0.79	*	0.79	*	0.79	*	0.79	*	2.48	*	45
10.47	6.59	521	0.79		0.79		0.79		0.79		2.15		8
10.03	0.81	376	0.79		0.79		0.79		0.79		1.93		65
10.14	3.30	353	0.79	*	2.18	*	0.79	*	2.18	*	1.99	*	22

10.39	0.46	1,850	0.79	*	0.79	*	0.79	*	0.79	*	2.48	*	45
10.47	6.59	2,121	0.79		0.79		0.79		0.79		2.15		8
10.03	0.81	984	0.79		0.79		0.79		0.79		1.92		65
10.14	3.30	1,745	0.79	*	2.13	*	0.79	*	2.13	*	1.96	*	22

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO California Municipal Bond Fund (Cont.)
Class C
04/01/2015 - 09/30/2015+	$10.47	$0.09	$(0.08)	$0.01	$(0.09)	$0.00	$(0.09)
03/31/2015	10.03	0.15	0.43	0.58	(0.14)	0.00	(0.14)
03/31/2014	10.14	0.12	(0.12)	0.00	(0.11)	0.00	(0.11)
05/31/2012 - 03/31/2013	10.00	0.11	0.16	0.27	(0.10)	(0.03)	(0.13)

PIMCO California Short Duration Municipal Income Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.94	$0.04	$(0.01)	$0.03	$(0.04)	$0.00	$(0.04)
03/31/2015	9.93	0.08	0.01	0.09	(0.08)	0.00	(0.08)
03/31/2014	9.98	0.08	(0.05)	0.03	(0.08)	0.00	(0.08)
03/31/2013	10.02	0.11	(0.04)	0.07	(0.11)	0.00	(0.11)
03/31/2012	10.10	0.14	(0.07)	0.07	(0.15)	0.00	(0.15)
03/31/2011	10.13	0.15	(0.03)	0.12	(0.15)	0.00	(0.15)
Class P
04/01/2015 - 09/30/2015+	9.94	0.04	(0.01)	0.03	(0.04)	0.00	(0.04)
03/31/2015	9.93	0.07	0.01	0.08	(0.07)	0.00	(0.07)
03/31/2014	9.98	0.07	(0.05)	0.02	(0.07)	0.00	(0.07)
03/31/2013	10.02	0.10	(0.04)	0.06	(0.10)	0.00	(0.10)
03/31/2012	10.10	0.13	(0.07)	0.06	(0.14)	0.00	(0.14)
03/31/2011	10.13	0.14	(0.03)	0.11	(0.14)	0.00	(0.14)
Class D
04/01/2015 - 09/30/2015+	9.94	0.02	(0.01)	0.01	(0.02)	0.00	(0.02)
03/31/2015	9.93	0.04	0.01	0.05	(0.04)	0.00	(0.04)
03/31/2014	9.98	0.04	(0.05)	(0.01)	(0.04)	0.00	(0.04)
03/31/2013	10.02	0.07	(0.04)	0.03	(0.07)	0.00	(0.07)
03/31/2012	10.10	0.10	(0.07)	0.03	(0.11)	0.00	(0.11)
03/31/2011	10.13	0.11	(0.03)	0.08	(0.11)	0.00	(0.11)
Class A
04/01/2015 - 09/30/2015+	9.94	0.02	(0.01)	0.01	(0.02)	0.00	(0.02)
03/31/2015	9.93	0.04	0.01	0.05	(0.04)	0.00	(0.04)
03/31/2014	9.98	0.04	(0.05)	(0.01)	(0.04)	0.00	(0.04)
03/31/2013	10.02	0.07	(0.04)	0.03	(0.07)	0.00	(0.07)
03/31/2012	10.10	0.10	(0.07)	0.03	(0.11)	0.00	(0.11)
03/31/2011	10.13	0.11	(0.03)	0.08	(0.11)	0.00	(0.11)
Class C
04/01/2015 - 09/30/2015+	9.94	0.01	(0.01)	0.00	(0.01)	0.00	(0.01)
03/31/2015	9.93	0.01	0.01	0.02	(0.01)	0.00	(0.01)
03/31/2014	9.98	0.01	(0.05)	(0.04)	(0.01)	0.00	(0.01)
03/31/2013	10.02	0.04	(0.04)	0.00	(0.04)	0.00	(0.04)
03/31/2012	10.10	0.07	(0.07)	0.00	(0.08)	0.00	(0.08)
03/31/2011	10.13	0.08	(0.02)	0.06	(0.09)	0.00	(0.09)

PIMCO High Yield Municipal Bond Fund
Institutional Class
04/01/2015 - 09/30/2015+	$8.71	$0.20	$(0.09)	$0.11	$(0.20)	$0.00	$(0.20)
03/31/2015	8.34	0.39	0.37	0.76	(0.39)	0.00	(0.39)
03/31/2014	8.89	0.39	(0.56)	(0.17)	(0.38)	0.00	(0.38)
03/31/2013	8.40	0.38	0.48	0.86	(0.37)	0.00	(0.37)
03/31/2012	7.73	0.43	0.69	1.12	(0.45)	0.00	(0.45)
03/31/2011	8.07	0.44	(0.34)	0.10	(0.44)	0.00	(0.44)
Class P
04/01/2015 - 09/30/2015+	8.71	0.19	(0.09)	0.10	(0.19)	0.00	(0.19)
03/31/2015	8.34	0.39	0.37	0.76	(0.39)	0.00	(0.39)
03/31/2014	8.89	0.38	(0.56)	(0.18)	(0.37)	0.00	(0.37)
03/31/2013	8.40	0.37	0.48	0.85	(0.36)	0.00	(0.36)
03/31/2012	7.73	0.42	0.69	1.11	(0.44)	0.00	(0.44)
03/31/2011	8.07	0.43	(0.33)	0.10	(0.44)	0.00	(0.44)

Please see footnotes on page 32.

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$10.39	0.09%	$1,735	1.54	%*	1.54	%*	1.54	%*	1.54	%*	1.72	%*	45%
10.47	5.80	1,712	1.54		1.54		1.54		1.54		1.44		8
10.03	0.05	438	1.54		1.54		1.54		1.54		1.26		65
10.14	2.69	73	1.54	*	2.55	*	1.54	*	2.55	*	1.26	*	22

$9.93	0.33%	$67,987	0.33	%*	0.33	%*	0.33	%*	0.33	%*	0.86	%*	17%
9.94	0.95	61,615	0.33		0.33		0.33		0.33		0.84		36
9.93	0.34	65,670	0.33		0.33		0.33		0.33		0.84		46
9.98	0.72	63,300	0.33		0.33		0.33		0.33		1.13		37
10.02	0.72	73,010	0.33		0.33		0.33		0.33		1.42		19
10.10	1.22	79,778	0.33		0.33		0.33		0.33		1.49		64

9.93	0.28	27,061	0.43	*	0.43	*	0.43	*	0.43	*	0.76	*	17
9.94	0.84	40,912	0.43		0.43		0.43		0.43		0.74		36
9.93	0.24	33,550	0.43		0.43		0.43		0.43		0.72		46
9.98	0.62	29,028	0.43		0.43		0.43		0.43		1.02		37
10.02	0.62	29,552	0.43		0.43		0.43		0.43		1.33		19
10.10	1.12	32,047	0.43		0.43		0.43		0.43		1.39		64

9.93	0.13	3,410	0.73	*	0.73	*	0.73	*	0.73	*	0.46	*	17
9.94	0.54	3,905	0.73		0.73		0.73		0.73		0.42		36
9.93	(0.06)	7,565	0.73		0.73		0.73		0.73		0.44		46
9.98	0.32	8,236	0.73		0.73		0.73		0.73		0.71		37
10.02	0.31	5,583	0.73		0.73		0.73		0.73		1.02		19
10.10	0.81	6,655	0.73		0.73		0.73		0.73		1.10		64

9.93	0.13	46,916	0.73	*	0.73	*	0.73	*	0.73	*	0.46	*	17
9.94	0.54	58,069	0.73		0.73		0.73		0.73		0.44		36
9.93	(0.06)	94,614	0.73		0.73		0.73		0.73		0.44		46
9.98	0.32	120,591	0.73		0.73		0.73		0.73		0.73		37
10.02	0.31	152,566	0.73		0.73		0.73		0.73		1.02		19
10.10	0.81	164,222	0.73		0.73		0.73		0.73		1.09		64

9.93	(0.02)	2,555	1.03	*	1.03	*	1.03	*	1.03	*	0.16	*	17
9.94	0.24	2,673	1.03		1.03		1.03		1.03		0.14		36
9.93	(0.35)	3,312	1.02		1.03		1.02		1.03		0.15		46
9.98	0.03	2,827	1.03		1.03		1.03		1.03		0.44		37
10.02	0.01	3,178	1.03		1.03		1.03		1.03		0.72		19
10.10	0.58	2,333	1.03		1.03		1.03		1.03		0.81		64

$8.62	1.28%	$133,220	0.55	%*	0.55	%*	0.55	%*	0.55	%*	4.62	%*	32%
8.71	9.32	86,028	0.55		0.55		0.55		0.55		4.55		32
8.34	(1.80)	82,640	0.55		0.55		0.55		0.55		4.62		50
8.89	10.42	89,801	0.54		0.55		0.54		0.55		4.29		73
8.40	14.83	105,682	0.54		0.55		0.54		0.55		5.37		33
7.73	1.18	65,829	0.54		0.55		0.54		0.55		5.42		25

8.62	1.23	81,277	0.65	*	0.65	*	0.65	*	0.65	*	4.54	*	32
8.71	9.22	74,736	0.65		0.65		0.65		0.65		4.50		32
8.34	(1.90)	42,744	0.65		0.65		0.65		0.65		4.54		50
8.89	10.31	35,961	0.64		0.65		0.64		0.65		4.21		73
8.40	14.72	17,072	0.64		0.65		0.64		0.65		5.19		33
7.73	1.08	6,462	0.64		0.65		0.64		0.65		5.38		25

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO High Yield Municipal Bond Fund (Cont.)
Class D
04/01/2015 - 09/30/2015+	$8.71	$0.19	$(0.09)	$0.10	$(0.19)	$0.00	$(0.19)
03/31/2015	8.34	0.37	0.37	0.74	(0.37)	0.00	(0.37)
03/31/2014	8.89	0.36	(0.56)	(0.20)	(0.35)	0.00	(0.35)
03/31/2013	8.40	0.35	0.49	0.84	(0.35)	0.00	(0.35)
03/31/2012	7.73	0.41	0.69	1.10	(0.43)	0.00	(0.43)
03/31/2011	8.07	0.42	(0.34)	0.08	(0.42)	0.00	(0.42)
Class A
04/01/2015 - 09/30/2015+	8.71	0.19	(0.09)	0.10	(0.19)	0.00	(0.19)
03/31/2015	8.34	0.36	0.38	0.74	(0.37)	0.00	(0.37)
03/31/2014	8.89	0.36	(0.56)	(0.20)	(0.35)	0.00	(0.35)
03/31/2013	8.40	0.35	0.49	0.84	(0.35)	0.00	(0.35)
03/31/2012	7.73	0.41	0.69	1.10	(0.43)	0.00	(0.43)
03/31/2011	8.07	0.42	(0.34)	0.08	(0.42)	0.00	(0.42)
Class C
04/01/2015 - 09/30/2015+	8.71	0.15	(0.09)	0.06	(0.15)	0.00	(0.15)
03/31/2015	8.34	0.30	0.37	0.67	(0.30)	0.00	(0.30)
03/31/2014	8.89	0.30	(0.56)	(0.26)	(0.29)	0.00	(0.29)
03/31/2013	8.40	0.29	0.48	0.77	(0.28)	0.00	(0.28)
03/31/2012	7.73	0.35	0.68	1.03	(0.36)	0.00	(0.36)
03/31/2011	8.07	0.36	(0.34)	0.02	(0.36)	0.00	(0.36)

PIMCO Municipal Bond Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.78	$0.17	$(0.14)	$0.03	$(0.17)	$0.00	$(0.17)
03/31/2015	9.41	0.32	0.36	0.68	(0.31)	0.00	(0.31)
03/31/2014	9.71	0.32	(0.30)	0.02	(0.32)	0.00	(0.32)
03/31/2013	9.39	0.32	0.31	0.63	(0.31)	0.00	(0.31)
03/31/2012	8.68	0.38	0.71	1.09	(0.38)	0.00	(0.38)
03/31/2011	8.89	0.39	(0.21)	0.18	(0.39)	0.00	(0.39)
Class P
04/01/2015 - 09/30/2015+	9.78	0.17	(0.15)	0.02	(0.16)	0.00	(0.16)
03/31/2015	9.41	0.31	0.36	0.67	(0.30)	0.00	(0.30)
03/31/2014	9.71	0.31	(0.30)	0.01	(0.31)	0.00	(0.31)
03/31/2013	9.39	0.31	0.31	0.62	(0.30)	0.00	(0.30)
03/31/2012	8.68	0.35	0.73	1.08	(0.37)	0.00	(0.37)
03/31/2011	8.89	0.38	(0.21)	0.17	(0.38)	0.00	(0.38)
Administrative Class
04/01/2015 - 09/30/2015+	9.78	0.16	(0.14)	0.02	(0.16)	0.00	(0.16)
03/31/2015	9.41	0.29	0.36	0.65	(0.28)	0.00	(0.28)
03/31/2014	9.71	0.29	(0.30)	(0.01)	(0.29)	0.00	(0.29)
03/31/2013	9.39	0.31	0.31	0.62	(0.30)	0.00	(0.30)
03/31/2012	8.68	0.36	0.71	1.07	(0.36)	0.00	(0.36)
03/31/2011	8.89	0.37	(0.21)	0.16	(0.37)	0.00	(0.37)
Class D
04/01/2015 - 09/30/2015+	9.78	0.15	(0.14)	0.01	(0.15)	0.00	(0.15)
03/31/2015	9.41	0.29	0.36	0.65	(0.28)	0.00	(0.28)
03/31/2014	9.71	0.29	(0.30)	(0.01)	(0.29)	0.00	(0.29)
03/31/2013	9.39	0.29	0.31	0.60	(0.28)	0.00	(0.28)
03/31/2012	8.68	0.35	0.71	1.06	(0.35)	0.00	(0.35)
03/31/2011	8.89	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
Class A
04/01/2015 - 09/30/2015+	9.78	0.16	(0.15)	0.01	(0.15)	0.00	(0.15)
03/31/2015	9.41	0.29	0.36	0.65	(0.28)	0.00	(0.28)
03/31/2014	9.71	0.29	(0.30)	(0.01)	(0.29)	0.00	(0.29)
03/31/2013	9.39	0.29	0.31	0.60	(0.28)	0.00	(0.28)
03/31/2012	8.68	0.34	0.72	1.06	(0.35)	0.00	(0.35)
03/31/2011	8.89	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)

Please see footnotes on page 32.

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$8.62	1.13%	$22,000	0.85	%*	0.85	%*	0.85	%*	0.85	%*	4.33	%*	32%
8.71	9.00	28,779	0.85		0.85		0.85		0.85		4.28		32
8.34	(2.10)	18,649	0.85		0.85		0.85		0.85		4.30		50
8.89	10.11	37,642	0.84		0.85		0.84		0.85		4.03		73
8.40	14.55	27,948	0.79		0.85		0.79		0.85		5.15		33
7.73	0.93	20,504	0.79		0.85		0.79		0.85		5.15		25

8.62	1.13	143,950	0.85	*	0.85	*	0.85	*	0.85	*	4.33	*	32
8.71	9.00	136,007	0.85		0.85		0.85		0.85		4.24		32
8.34	(2.10)	150,780	0.85		0.85		0.85		0.85		4.33		50
8.89	10.11	186,544	0.84		0.85		0.84		0.85		4.03		73
8.40	14.55	151,515	0.79		0.85		0.79		0.85		5.09		33
7.73	0.93	79,844	0.79		0.85		0.79		0.85		5.18		25

8.62	0.75	72,587	1.60	*	1.60	*	1.60	*	1.60	*	3.59	*	32
8.71	8.19	74,076	1.60		1.60		1.60		1.60		3.51		32
8.34	(2.83)	62,454	1.60		1.60		1.60		1.60		3.58		50
8.89	9.29	73,979	1.59		1.60		1.59		1.60		3.29		73
8.40	13.70	53,374	1.54		1.60		1.54		1.60		4.39		33
7.73	0.18	38,972	1.54		1.60		1.54		1.60		4.43		25

$9.64	0.30%	$120,288	0.44	%*	0.44	%*	0.44	%*	0.44	%*	3.53	%*	36%
9.78	7.28	122,139	0.44		0.44		0.44		0.44		3.26		17
9.41	0.28	102,867	0.44		0.44		0.44		0.44		3.44		74
9.71	6.83	133,513	0.44		0.44		0.44		0.44		3.36		39
9.39	12.83	116,980	0.44		0.44		0.44		0.44		4.16		76
8.68	1.97	91,383	0.44		0.44		0.44		0.44		4.35		22

9.64	0.25	111,162	0.54	*	0.54	*	0.54	*	0.54	*	3.43	*	36
9.78	7.17	121,977	0.54		0.54		0.54		0.54		3.17		17
9.41	0.18	78,818	0.54		0.54		0.54		0.54		3.33		74
9.71	6.72	97,022	0.54		0.54		0.54		0.54		3.24		39
9.39	12.72	45,437	0.54		0.54		0.54		0.54		3.83		76
8.68	1.87	3,160	0.54		0.54		0.54		0.54		4.27		22

9.64	0.18	200	0.69	*	0.69	*	0.69	*	0.69	*	3.28	*	36
9.78	7.02	211	0.69		0.69		0.69		0.69		3.02		17
9.41	0.03	189	0.69		0.69		0.69		0.69		3.07		74
9.71	6.72	834	0.69		0.69		0.69		0.69		3.18		39
9.39	12.56	388	0.69		0.69		0.69		0.69		4.02		76
8.68	1.71	1,029	0.69		0.69		0.69		0.69		4.12		22

9.64	0.15	8,506	0.75	*	0.75	*	0.75	*	0.75	*	3.20	*	36
9.78	6.95	16,720	0.75		0.75		0.75		0.75		2.97		17
9.41	(0.03)	11,978	0.75		0.75		0.75		0.75		3.10		74
9.71	6.50	19,058	0.75		0.75		0.75		0.75		3.05		39
9.39	12.49	16,002	0.75		0.75		0.75		0.75		3.85		76
8.68	1.65	11,471	0.75		0.75		0.75		0.75		4.04		22

9.64	0.15	211,180	0.75	*	0.75	*	0.75	*	0.75	*	3.22	*	36
9.78	6.95	217,655	0.75		0.75		0.75		0.75		2.95		17
9.41	(0.03)	226,945	0.75		0.75		0.75		0.75		3.13		74
9.71	6.50	308,347	0.75		0.75		0.75		0.75		3.05		39
9.39	12.48	247,869	0.75		0.75		0.75		0.75		3.79		76
8.68	1.65	99,479	0.75		0.75		0.75		0.75		4.05		22

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO Municipal Bond Fund (Cont.)
Class C
04/01/2015 - 09/30/2015+	$9.78	$0.13	$(0.14)	$(0.01)	$(0.13)	$0.00	$(0.13)
03/31/2015	9.41	0.24	0.36	0.60	(0.23)	0.00	(0.23)
03/31/2014	9.71	0.24	(0.30)	(0.06)	(0.24)	0.00	(0.24)
03/31/2013	9.39	0.25	0.31	0.56	(0.24)	0.00	(0.24)
03/31/2012	8.68	0.30	0.72	1.02	(0.31)	0.00	(0.31)
03/31/2011	8.89	0.32	(0.21)	0.11	(0.32)	0.00	(0.32)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.44	$0.12	$(0.08)	$0.04	$(0.11)	$0.00	$(0.11)
03/31/2015	10.15	0.23	0.28	0.51	(0.22)	0.00	(0.22)
03/31/2014	10.28	0.18	(0.14)	0.04	(0.17)	0.00	(0.17)
05/31/2012 - 03/31/2013	10.00	0.12	0.30	0.42	(0.12)	(0.02)	(0.14)
Class P
04/01/2015 - 09/30/2015+	10.44	0.11	(0.07)	0.04	(0.11)	0.00	(0.11)
03/31/2015	10.15	0.22	0.28	0.50	(0.21)	0.00	(0.21)
03/31/2014	10.28	0.17	(0.14)	0.03	(0.16)	0.00	(0.16)
05/31/2012 - 03/31/2013	10.00	0.11	0.30	0.41	(0.11)	(0.02)	(0.13)
Class D
04/01/2015 - 09/30/2015+	10.44	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
03/31/2015	10.15	0.20	0.27	0.47	(0.18)	0.00	(0.18)
03/31/2014	10.28	0.15	(0.15)	0.00	(0.13)	0.00	(0.13)
05/31/2012 - 03/31/2013	10.00	0.09	0.30	0.39	(0.09)	(0.02)	(0.11)
Class A
04/01/2015 - 09/30/2015+	10.44	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
03/31/2015	10.15	0.19	0.28	0.47	(0.18)	0.00	(0.18)
03/31/2014	10.28	0.15	(0.15)	0.00	(0.13)	0.00	(0.13)
05/31/2012 - 03/31/2013	10.00	0.09	0.30	0.39	(0.09)	(0.02)	(0.11)
Class C
04/01/2015 - 09/30/2015+	10.44	0.07	(0.07)	0.00	(0.07)	0.00	(0.07)
03/31/2015	10.15	0.14	0.28	0.42	(0.13)	0.00	(0.13)
03/31/2014	10.28	0.10	(0.15)	(0.05)	(0.08)	0.00	(0.08)
05/31/2012 - 03/31/2013	10.00	0.05	0.30	0.35	(0.05)	(0.02)	(0.07)

PIMCO New York Municipal Bond Fund
Institutional Class
04/01/2015 - 09/30/2015+	$11.40	$0.20	$(0.15)	$0.05	$(0.20)	$0.00	$(0.20)
03/31/2015	10.99	0.40	0.41	0.81	(0.40)	0.00	(0.40)
03/31/2014	11.36	0.39	(0.37)	0.02	(0.39)	0.00	(0.39)
03/31/2013	11.13	0.38	0.22	0.60	(0.37)	0.00	(0.37)
03/31/2012	10.58	0.41	0.57	0.98	(0.43)	0.00	(0.43)
03/31/2011	10.79	0.40	(0.21)	0.19	(0.40)	0.00	(0.40)
Class P
04/01/2015 - 09/30/2015+	11.40	0.20	(0.15)	0.05	(0.20)	0.00	(0.20)
03/31/2015	10.99	0.39	0.41	0.80	(0.39)	0.00	(0.39)
03/31/2014	11.36	0.38	(0.37)	0.01	(0.38)	0.00	(0.38)
03/31/2013	11.13	0.37	0.21	0.58	(0.35)	0.00	(0.35)
03/31/2012	10.58	0.40	0.57	0.97	(0.42)	0.00	(0.42)
11/19/2010 - 03/31/2011	10.87	0.15	(0.30)	(0.15)	(0.14)	0.00	(0.14)
Class D
04/01/2015 - 09/30/2015+	11.40	0.19	(0.15)	0.04	(0.19)	0.00	(0.19)
03/31/2015	10.99	0.36	0.41	0.77	(0.36)	0.00	(0.36)
03/31/2014	11.36	0.35	(0.37)	(0.02)	(0.35)	0.00	(0.35)
03/31/2013	11.13	0.34	0.22	0.56	(0.33)	0.00	(0.33)
03/31/2012	10.58	0.38	0.56	0.94	(0.39)	0.00	(0.39)
03/31/2011	10.79	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)

Please see footnotes on page 32.

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$9.64	(0.10)%	$104,714	1.25	%*	1.25	%*	1.25	%*	1.25	%*	2.72	%*	36%
9.78	6.42	108,766	1.25		1.25		1.25		1.25		2.45		17
9.41	(0.52)	105,386	1.25		1.25		1.25		1.25		2.64		74
9.71	5.97	137,055	1.25		1.25		1.25		1.25		2.55		39
9.39	11.92	104,218	1.25		1.25		1.25		1.25		3.31		76
8.68	1.15	56,714	1.25		1.25		1.25		1.25		3.55		22

$10.37	0.43%	$9,132	0.45	%*	0.45	%*	0.45	%*	0.45	%*	2.24	%*	18%
10.44	5.05	7,428	0.45		0.45		0.45		0.45		2.19		25
10.15	0.40	10,004	0.45		0.45		0.45		0.45		1.82		34
10.28	4.13	3,494	0.45	*	0.69	*	0.45	*	0.69	*	1.38	*	32

10.37	0.37	14,707	0.55	*	0.55	*	0.55	*	0.55	*	2.13	*	18
10.44	4.94	13,242	0.55		0.55		0.55		0.55		2.11		25
10.15	0.30	11,402	0.55		0.55		0.55		0.55		1.72		34
10.28	4.05	1,068	0.55	*	1.14	*	0.55	*	1.14	*	1.31	*	32

10.37	0.25	1,952	0.80	*	0.80	*	0.80	*	0.80	*	1.89	*	18
10.44	4.68	2,035	0.80		0.80		0.80		0.80		1.88		25
10.15	0.05	897	0.80		0.80		0.80		0.80		1.45		34
10.28	3.85	170	0.80	*	0.94	*	0.80	*	0.94	*	1.09	*	32

10.37	0.25	15,342	0.80	*	0.80	*	0.80	*	0.80	*	1.89	*	18
10.44	4.68	15,564	0.80		0.80		0.80		0.80		1.85		25
10.15	0.05	15,587	0.80		0.80		0.80		0.80		1.45		34
10.28	3.86	10,696	0.80	*	1.58	*	0.80	*	1.58	*	1.03	*	32

10.37	0.00	4,697	1.30	*	1.30	*	1.30	*	1.30	*	1.39	*	18
10.44	4.16	4,857	1.30		1.30		1.30		1.30		1.37		25
10.15	(0.45)	3,760	1.30		1.30		1.30		1.30		0.96		34
10.28	3.46	1,516	1.30	*	1.93	*	1.30	*	1.93	*	0.57	*	32

$11.25	0.49%	$54,053	0.445	%*	0.445	%*	0.445	%*	0.445	%*	3.63	%*	24%
11.40	7.44	57,482	0.445		0.445		0.445		0.445		3.52		10
10.99	0.25	62,473	0.445		0.445		0.445		0.445		3.57		23
11.36	5.40	77,691	0.445		0.445		0.445		0.445		3.35		14
11.13	9.38	79,191	0.445		0.445		0.445		0.445		3.78		26
10.58	1.72	84,926	0.445		0.445		0.445		0.445		3.65		25

11.25	0.44	8,607	0.545	*	0.545	*	0.545	*	0.545	*	3.53	*	24
11.40	7.33	8,804	0.545		0.545		0.545		0.545		3.43		10
10.99	0.15	4,165	0.545		0.545		0.545		0.545		3.46		23
11.36	5.30	5,138	0.545		0.545		0.545		0.545		3.22		14
11.13	9.27	2,508	0.545		0.545		0.545		0.545		3.67		26
10.58	(1.35)	2,049	0.545	*	0.545	*	0.545	*	0.545	*	3.86	*	25

11.25	0.32	12,487	0.775	*	0.775	*	0.775	*	0.775	*	3.30	*	24
11.40	7.09	13,374	0.775		0.775		0.775		0.775		3.19		10
10.99	(0.08)	13,189	0.775		0.775		0.775		0.775		3.23		23
11.36	5.06	20,863	0.775		0.775		0.775		0.775		3.02		14
11.13	9.02	22,181	0.775		0.775		0.775		0.775		3.45		26
10.58	1.39	24,239	0.775		0.775		0.775		0.775		3.32		25

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO New York Municipal Bond Fund (Cont.)
Class A
04/01/2015 - 09/30/2015+	$11.40	$0.19	$(0.15)	$0.04	$(0.19)	$0.00	$(0.19)
03/31/2015	10.99	0.36	0.41	0.77	(0.36)	0.00	(0.36)
03/31/2014	11.36	0.35	(0.37)	(0.02)	(0.35)	0.00	(0.35)
03/31/2013	11.13	0.34	0.22	0.56	(0.33)	0.00	(0.33)
03/31/2012	10.58	0.38	0.56	0.94	(0.39)	0.00	(0.39)
03/31/2011	10.79	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
Class C
04/01/2015 - 09/30/2015+	11.40	0.14	(0.15)	(0.01)	(0.14)	0.00	(0.14)
03/31/2015	10.99	0.28	0.41	0.69	(0.28)	0.00	(0.28)
03/31/2014	11.36	0.27	(0.37)	(0.10)	(0.27)	0.00	(0.27)
03/31/2013	11.13	0.26	0.21	0.47	(0.24)	0.00	(0.24)
03/31/2012	10.58	0.29	0.57	0.86	(0.31)	0.00	(0.31)
03/31/2011	10.79	0.28	(0.21)	0.07	(0.28)	0.00	(0.28)

PIMCO Short Duration Municipal Income Fund
Institutional Class
04/01/2015 - 09/30/2015+	$8.49	$0.05	$(0.03)	$0.02	$(0.05)	$0.00	$(0.05)
03/31/2015	8.48	0.09	0.01	0.10	(0.09)	0.00	(0.09)
03/31/2014	8.50	0.06	(0.02)	0.04	(0.06)	0.00	(0.06)
03/31/2013	8.48	0.09	0.02	0.11	(0.09)	0.00	(0.09)
03/31/2012	8.55	0.13	(0.06)	0.07	(0.14)	0.00	(0.14)
03/31/2011	8.55	0.14	0.00	0.14	(0.14)	0.00	(0.14)
Class P
04/01/2015 - 09/30/2015+	8.49	0.05	(0.03)	0.02	(0.05)	0.00	(0.05)
03/31/2015	8.48	0.08	0.01	0.09	(0.08)	0.00	(0.08)
03/31/2014	8.50	0.05	(0.01)	0.04	(0.06)	0.00	(0.06)
03/31/2013	8.48	0.08	0.02	0.10	(0.08)	0.00	(0.08)
03/31/2012	8.55	0.12	(0.06)	0.06	(0.13)	0.00	(0.13)
03/31/2011	8.55	0.13	0.00	0.13	(0.13)	0.00	(0.13)
Administrative Class
04/01/2015 - 09/30/2015+	8.49	0.04	(0.03)	0.01	(0.04)	0.00	(0.04)
03/31/2015	8.48	0.07	0.00	0.07	(0.06)	0.00	(0.06)
03/31/2014	8.50	0.04	(0.01)	0.03	(0.05)	0.00	(0.05)
03/31/2013	8.48	0.08	0.03	0.11	(0.09)	0.00	(0.09)
03/31/2012	8.55	0.11	(0.07)	0.04	(0.11)	0.00	(0.11)
03/31/2011	8.55	0.12	0.00	0.12	(0.12)	0.00	(0.12)
Class D
04/01/2015 - 09/30/2015+	8.49	0.04	(0.03)	0.01	(0.04)	0.00	(0.04)
03/31/2015	8.48	0.05	0.02	0.07	(0.06)	0.00	(0.06)
03/31/2014	8.50	0.03	(0.02)	0.01	(0.03)	0.00	(0.03)
03/31/2013	8.48	0.06	0.02	0.08	(0.06)	0.00	(0.06)
03/31/2012	8.55	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
03/31/2011	8.55	0.10	0.00	0.10	(0.10)	0.00	(0.10)
Class A
04/01/2015 - 09/30/2015+	8.49	0.04	(0.03)	0.01	(0.04)	0.00	(0.04)
03/31/2015	8.48	0.05	0.02	0.07	(0.06)	0.00	(0.06)
03/31/2014	8.50	0.03	(0.02)	0.01	(0.03)	0.00	(0.03)
03/31/2013	8.48	0.06	0.02	0.08	(0.06)	0.00	(0.06)
03/31/2012	8.55	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
03/31/2011	8.55	0.10	0.00	0.10	(0.10)	0.00	(0.10)
Class C
04/01/2015 - 09/30/2015+	8.49	0.02	(0.03)	(0.01)	(0.02)	0.00	(0.02)
03/31/2015	8.48	0.03	0.01	0.04	(0.03)	0.00	(0.03)
03/31/2014	8.50	0.01	(0.02)	(0.01)	(0.01)	0.00	(0.01)
03/31/2013	8.48	0.03	0.02	0.05	(0.03)	0.00	(0.03)
03/31/2012	8.55	0.07	(0.06)	0.01	(0.08)	0.00	(0.08)
03/31/2011	8.55	0.08	0.00	0.08	(0.08)	0.00	(0.08)

Please see footnotes on page 32.

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$11.25	0.32%	$50,735	0.775	%*	0.775	%*	0.775	%*	0.775	%*	3.30	%*	24%
11.40	7.09	48,613	0.775		0.775		0.775		0.775		3.19		10
10.99	(0.08)	46,544	0.775		0.775		0.775		0.775		3.24		23
11.36	5.06	58,110	0.775		0.775		0.775		0.775		3.02		14
11.13	9.02	51,788	0.775		0.775		0.775		0.775		3.44		26
10.58	1.39	37,823	0.775		0.775		0.775		0.775		3.32		25

11.25	(0.05)	11,859	1.525	*	1.525	*	1.525	*	1.525	*	2.55	*	24
11.40	6.29	12,149	1.525		1.525		1.525		1.525		2.44		10
10.99	(0.82)	9,972	1.525		1.525		1.525		1.525		2.50		23
11.36	4.28	10,264	1.525		1.525		1.525		1.525		2.26		14
11.13	8.20	7,737	1.525		1.525		1.525		1.525		2.65		26
10.58	0.62	3,068	1.525		1.525		1.525		1.525		2.57		25

$8.46	0.27%	$48,423	0.33	%*	0.33	%*	0.33	%*	0.33	%*	1.25	%*	18%
8.49	1.20	54,022	0.33		0.33		0.33		0.33		1.05		28
8.48	0.52	82,662	0.33		0.33		0.33		0.33		0.75		40
8.50	1.31	121,440	0.33		0.33		0.33		0.33		1.07		51
8.48	0.77	180,819	0.33		0.33		0.33		0.33		1.54		29
8.55	1.60	165,264	0.33		0.33		0.33		0.33		1.63		56

8.46	0.22	32,941	0.43	*	0.43	*	0.43	*	0.43	*	1.15	*	18
8.49	1.10	28,737	0.43		0.43		0.43		0.43		0.97		28
8.48	0.42	26,354	0.43		0.43		0.43		0.43		0.64		40
8.50	1.21	36,713	0.43		0.43		0.43		0.43		0.95		51
8.48	0.67	12,610	0.43		0.43		0.43		0.43		1.43		29
8.55	1.50	11,648	0.43		0.43		0.43		0.43		1.55		56

8.46	0.16	6	0.58	*	0.58	*	0.58	*	0.58	*	1.03	*	18
8.49	0.83	6	0.58		0.58		0.58		0.58		0.78		28
8.48	0.37	1	0.54		0.58		0.54		0.58		0.52		40
8.50	1.36	1	0.58		0.58		0.58		0.58		0.89		51
8.48	0.52	3,762	0.58		0.58		0.58		0.58		1.31		29
8.55	1.35	3,704	0.58		0.58		0.58		0.58		1.37		56

8.46	0.07	2,268	0.73	*	0.73	*	0.73	*	0.73	*	0.84	*	18
8.49	0.79	5,099	0.73		0.73		0.73		0.73		0.65		28
8.48	0.12	13,445	0.73		0.73		0.73		0.73		0.34		40
8.50	0.91	4,794	0.73		0.73		0.73		0.73		0.67		51
8.48	0.37	4,038	0.73		0.73		0.73		0.73		1.18		29
8.55	1.20	7,242	0.73		0.73		0.73		0.73		1.22		56

8.46	0.07	99,635	0.73	*	0.73	*	0.73	*	0.73	*	0.85	*	18
8.49	0.79	107,841	0.73		0.73		0.73		0.73		0.65		28
8.48	0.12	166,259	0.73		0.73		0.73		0.73		0.35		40
8.50	0.91	198,838	0.73		0.73		0.73		0.73		0.66		51
8.48	0.37	152,343	0.73		0.73		0.73		0.73		1.14		29
8.55	1.20	123,696	0.73		0.73		0.73		0.73		1.22		56

8.46	(0.08)	13,629	1.03	*	1.03	*	1.03	*	1.03	*	0.55	*	18
8.49	0.49	14,717	1.03		1.03		1.03		1.03		0.37		28
8.48	(0.16)	17,351	1.00		1.03		1.00		1.03		0.08		40
8.50	0.61	16,454	1.03		1.03		1.03		1.03		0.38		51
8.48	0.07	18,859	1.03		1.03		1.03		1.03		0.86		29
8.55	0.90	22,373	1.03		1.03		1.03		1.03		0.93		56

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO Tax Managed Real Return Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.97	$0.09	$(0.22)	$(0.13)	$(0.09)	$0.00	$(0.09)
03/31/2015	10.35	0.18	(0.37)	(0.19)	(0.19)	0.00	(0.19)
03/31/2014	10.95	0.19	(0.55)	(0.36)	(0.19)	(0.05)	(0.24)
03/31/2013	10.90	0.17	0.16	0.33	(0.18)	(0.10)	(0.28)
03/31/2012	10.38	0.19	0.53	0.72	(0.19)	(0.01)	(0.20)
03/31/2011	10.21	0.19	0.22	0.41	(0.19)	(0.05)	(0.24)
Class P
04/01/2015 - 09/30/2015+	9.97	0.08	(0.22)	(0.14)	(0.08)	0.00	(0.08)
03/31/2015	10.35	0.18	(0.38)	(0.20)	(0.18)	0.00	(0.18)
03/31/2014	10.95	0.17	(0.55)	(0.38)	(0.17)	(0.05)	(0.22)
03/31/2013	10.90	0.16	0.15	0.31	(0.16)	(0.10)	(0.26)
03/31/2012	10.38	0.18	0.53	0.71	(0.18)	(0.01)	(0.19)
03/31/2011	10.21	0.21	0.19	0.40	(0.18)	(0.05)	(0.23)
Class D
04/01/2015 - 09/30/2015+	9.97	0.07	(0.22)	(0.15)	(0.07)	0.00	(0.07)
03/31/2015	10.35	0.14	(0.38)	(0.24)	(0.14)	0.00	(0.14)
03/31/2014	10.95	0.14	(0.55)	(0.41)	(0.14)	(0.05)	(0.19)
03/31/2013	10.90	0.13	0.15	0.28	(0.13)	(0.10)	(0.23)
03/31/2012	10.38	0.15	0.53	0.68	(0.15)	(0.01)	(0.16)
03/31/2011	10.21	0.15	0.22	0.37	(0.15)	(0.05)	(0.20)
Class A
04/01/2015 - 09/30/2015+	9.97	0.07	(0.22)	(0.15)	(0.07)	0.00	(0.07)
03/31/2015	10.35	0.14	(0.38)	(0.24)	(0.14)	0.00	(0.14)
03/31/2014	10.95	0.14	(0.55)	(0.41)	(0.14)	(0.05)	(0.19)
03/31/2013	10.90	0.13	0.15	0.28	(0.13)	(0.10)	(0.23)
03/31/2012	10.38	0.14	0.54	0.68	(0.15)	(0.01)	(0.16)
03/31/2011	10.21	0.16	0.21	0.37	(0.15)	(0.05)	(0.20)
Class C
04/01/2015 - 09/30/2015+	9.97	0.04	(0.22)	(0.18)	(0.04)	0.00	(0.04)
03/31/2015	10.35	0.09	(0.38)	(0.29)	(0.09)	0.00	(0.09)
03/31/2014	10.95	0.09	(0.55)	(0.46)	(0.09)	(0.05)	(0.14)
03/31/2013	10.90	0.08	0.15	0.23	(0.08)	(0.10)	(0.18)
03/31/2012	10.38	0.09	0.54	0.63	(0.10)	(0.01)	(0.11)
03/31/2011	10.21	0.10	0.22	0.32	(0.10)	(0.05)	(0.15)

PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.51	$0.17	$(0.48)	$(0.31)	$(0.11)	$0.00	$(0.11)
03/31/2015	10.64	0.26	(0.10)	0.16	(0.29)	0.00	(0.29)
03/31/2014	10.85	0.23	(0.32)	(0.09)	(0.12)	0.00	(0.12)
03/31/2013	10.39	0.29	0.35	0.64	(0.18)	0.00	(0.18)
03/31/2012	10.47	0.30	(0.21)	0.09	(0.17)	0.00	(0.17)
03/31/2011	10.41	0.19	0.03	0.22	(0.15)	(0.01)	(0.16)
Class P
04/01/2015 - 09/30/2015+	10.51	0.17	(0.48)	(0.31)	(0.11)	0.00	(0.11)
03/31/2015	10.64	0.25	(0.10)	0.15	(0.28)	0.00	(0.28)
03/31/2014	10.85	0.22	(0.32)	(0.10)	(0.11)	0.00	(0.11)
03/31/2013	10.39	0.28	0.35	0.63	(0.17)	0.00	(0.17)
03/31/2012	10.47	0.29	(0.21)	0.08	(0.16)	0.00	(0.16)
03/31/2011	10.41	0.18	0.03	0.21	(0.14)	(0.01)	(0.15)
Class D
04/01/2015 - 09/30/2015+	10.51	0.15	(0.48)	(0.33)	(0.09)	0.00	(0.09)
03/31/2015	10.64	0.22	(0.10)	0.12	(0.25)	0.00	(0.25)
03/31/2014	10.85	0.18	(0.31)	(0.13)	(0.08)	0.00	(0.08)
03/31/2013	10.39	0.25	0.35	0.60	(0.14)	0.00	(0.14)
03/31/2012	10.47	0.26	(0.21)	0.05	(0.13)	0.00	(0.13)
03/31/2011	10.41	0.15	0.03	0.18	(0.11)	(0.01)	(0.12)

Please see footnotes on page 32.

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$9.75	(1.35)%	$43,325	0.45	%*	0.45	%*	0.45	%*	0.45	%*	1.74	%*	22%
9.97	(1.93)	58,887	0.45		0.45		0.45		0.45		1.79		9
10.35	(3.34)	50,725	0.45		0.45		0.45		0.45		1.78		17
10.95	2.99	47,372	0.45		0.45		0.45		0.45		1.59		35
10.90	6.97	58,373	0.45		0.45		0.45		0.45		1.78		70
10.38	4.01	33,670	0.45		0.45		0.45		0.45		1.89		350

9.75	(1.40)	400	0.55	*	0.55	*	0.55	*	0.55	*	1.65	*	22
9.97	(2.03)	542	0.55		0.55		0.55		0.55		1.70		9
10.35	(3.44)	855	0.55		0.55		0.55		0.55		1.65		17
10.95	2.89	2,010	0.55		0.55		0.55		0.55		1.50		35
10.90	6.87	1,702	0.55		0.55		0.55		0.55		1.67		70
10.38	3.91	298	0.55		0.55		0.55		0.55		2.05		350

9.75	(1.54)	1,405	0.85	*	0.85	*	0.85	*	0.85	*	1.32	*	22
9.97	(2.32)	2,149	0.85		0.85		0.85		0.85		1.40		9
10.35	(3.73)	3,157	0.85		0.85		0.85		0.85		1.37		17
10.95	2.58	5,048	0.85		0.85		0.85		0.85		1.20		35
10.90	6.55	3,926	0.85		0.85		0.85		0.85		1.38		70
10.38	3.60	2,463	0.85		0.85		0.85		0.85		1.47		350

9.75	(1.54)	3,915	0.85	*	0.85	*	0.85	*	0.85	*	1.35	*	22
9.97	(2.32)	4,401	0.85		0.85		0.85		0.85		1.39		9
10.35	(3.73)	5,104	0.85		0.85		0.85		0.85		1.37		17
10.95	2.58	8,738	0.85		0.85		0.85		0.85		1.20		35
10.90	6.54	10,727	0.85		0.85		0.85		0.85		1.33		70
10.38	3.59	2,451	0.85		0.85		0.85		0.85		1.53		350

9.75	(1.79)	682	1.35	*	1.35	*	1.35	*	1.35	*	0.84	*	22
9.97	(2.80)	1,127	1.35		1.35		1.35		1.35		0.91		9
10.35	(4.21)	2,184	1.35		1.35		1.35		1.35		0.87		17
10.95	2.07	2,990	1.35		1.35		1.35		1.35		0.70		35
10.90	6.01	2,993	1.35		1.35		1.35		1.35		0.86		70
10.38	3.08	605	1.35		1.35		1.35		1.35		0.94		350

$10.09	(2.95)%	$136,135	0.71	%*	0.71	%*	0.70	%*	0.70	%*	3.29	%*	205%
10.51	1.47	161,925	0.70		0.70		0.70		0.70		2.42		297
10.64	(0.83)	261,280	0.70		0.70		0.70		0.70		2.12		76
10.85	6.21	233,998	0.71		0.72		0.69		0.70		2.69		59
10.39	0.90	126,997	0.70		0.70		0.70		0.70		2.90		249
10.47	2.08	135,096	0.78		0.78		0.70		0.70		1.82		401

10.09	(3.00)	59,775	0.81	*	0.81	*	0.80	*	0.80	*	3.19	*	205
10.51	1.37	77,012	0.80		0.80		0.80		0.80		2.33		297
10.64	(0.93)	94,427	0.80		0.80		0.80		0.80		2.03		76
10.85	6.11	65,509	0.81		0.82		0.79		0.80		2.65		59
10.39	0.79	35,337	0.80		0.80		0.80		0.80		2.77		249
10.47	1.98	45,713	0.88		0.88		0.80		0.80		1.76		401

10.09	(3.14)	20,846	1.11	*	1.11	*	1.10	*	1.10	*	2.89	*	205
10.51	1.07	24,743	1.10		1.10		1.10		1.10		2.03		297
10.64	(1.23)	28,020	1.10		1.10		1.10		1.10		1.73		76
10.85	5.82	31,303	1.08		1.12		1.06		1.10		2.37		59
10.39	0.49	18,176	1.10		1.10		1.10		1.10		2.52		249
10.47	1.67	17,166	1.18		1.18		1.10		1.10		1.44		401

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO Unconstrained Tax Managed Bond Fund (Cont.)
Class A
04/01/2015 - 09/30/2015+	$10.51	$0.15	$(0.48)	$(0.33)	$(0.09)	$0.00	$(0.09)
03/31/2015	10.64	0.22	(0.10)	0.12	(0.25)	0.00	(0.25)
03/31/2014	10.85	0.18	(0.31)	(0.13)	(0.08)	0.00	(0.08)
03/31/2013	10.39	0.26	0.34	0.60	(0.14)	0.00	(0.14)
03/31/2012	10.47	0.26	(0.21)	0.05	(0.13)	0.00	(0.13)
03/31/2011	10.41	0.15	0.03	0.18	(0.11)	(0.01)	(0.12)
Class C
04/01/2015 - 09/30/2015+	10.50	0.11	(0.47)	(0.36)	(0.05)	0.00	(0.05)
03/31/2015	10.63	0.14	(0.11)	0.03	(0.16)	0.00	(0.16)
03/31/2014	10.85	0.12	(0.32)	(0.20)	(0.02)	0.00	(0.02)
03/31/2013	10.39	0.21	0.34	0.55	(0.09)	0.00	(0.09)
03/31/2012	10.47	0.18	(0.20)	(0.02)	(0.06)	0.00	(0.06)
03/31/2011	10.41	0.07	0.03	0.10	(0.03)	(0.01)	(0.04)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$10.09	(3.14)%	$23,758	1.11	%*	1.11	%*	1.10	%*	1.10	%*	2.90	%*	205%
10.51	1.07	29,502	1.10		1.10		1.10		1.10		2.02		297
10.64	(1.23)	52,259	1.10		1.10		1.10		1.10		1.73		76
10.85	5.82	55,101	1.09		1.12		1.07		1.10		2.44		59
10.39	0.49	60,905	1.10		1.10		1.10		1.10		2.48		249
10.47	1.67	84,494	1.18		1.18		1.10		1.10		1.45		401

10.09	(3.45)	8,735	1.86	*	1.86	*	1.85	*	1.85	*	2.15	*	205
10.50	0.27	11,102	1.85		1.85		1.85		1.85		1.28		297
10.63	(1.86)	16,628	1.72		1.85		1.72		1.85		1.11		76
10.85	5.32	18,049	1.57		1.87		1.55		1.85		1.97		59
10.39	(0.22)	19,416	1.81		1.85		1.81		1.85		1.77		249
10.47	0.91	26,906	1.93		1.93		1.85		1.85		0.70		401

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Assets:
Investments, at value
Investments in securities*	$110,525	$8,024	$149,081	$402,839
Investments in Affiliates	9,423	402	6,147	49,304
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	2	0	0
Over the counter	0	0	0	0
Cash	0	0	0	1
Deposits with counterparty	0	31	0	0
Foreign currency, at value	0	0	0	0
Receivable for investments sold~	120	228	0	0
Receivable for Fund shares sold	195	0	126	3,950
Interest receivable	1,215	104	1,343	5,893
Dividends receivable from Affiliates	4	0	3	17
Other assets	1	0	0	0
Total Assets	121,483	8,791	156,700	462,004

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0
Payable for sale-buyback transactions	0	0	0	0
Payable for short sales	0	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0
Over the counter	0	0	0	0
Payable for investments purchased~	1,167	563	7,902	6,083
Payable for investments in Affiliates purchased	4	0	3	17
Deposits from counterparty	0	0	0	0
Payable for Fund shares redeemed	78	256	792	2,280
Dividends payable	26	0	12	290
Accrued investment advisory fees	22	1	22	105
Accrued supervisory and administrative fees	25	2	28	103
Accrued distribution fees	6	1	1	48
Accrued servicing fees	9	1	11	44
Accrued reimbursement to PIMCO	0	1	0	0
Total Liabilities	1,337	825	8,771	8,970

Net Assets	$120,146	$7,966	$147,929	$453,034

Net Assets Consist of:
Paid in capital	$124,329	$7,774	$151,240	$476,059
Undistributed (overdistributed) net investment income	293	3	52	93
Accumulated undistributed net realized (loss)	(10,482)	(114)	(4,510)	(41,555)
Net unrealized appreciation (depreciation)	6,006	303	1,147	18,437
	$120,146	$7,966	$147,929	$453,034

Cost of Investments in securities	$104,518	$7,710	$147,933	$384,399
Cost of Investments in Affiliates	$9,424	$402	$6,148	$49,306
Cost of Foreign Currency Held	$0	$0	$0	$0
Proceeds Received on Short Sales	$0	$0	$0	$0
Cost or Premiums of Financial Derivative Instruments, net	$0	$0	$0	$0

* Includes repurchase agreements of:	$560	$152	$593	$478

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	All or a portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Tax Managed Bond Fund

$520,430	$43,000	$135,376	$183,077	$55,991	$262,702
30,109	2,313	1,823	12,351	0	0

214	4	38	0	0	322
0	0	0	0	0	7,559
0	1	0	0	1	0
1,429	99	276	0	0	5,171
0	0	0	0	0	568
2,645	0	0	0	0	48,771
364	0	323	132	0	40
7,139	489	1,565	1,640	452	2,835
12	1	3	7	0	0
0	0	0	0	0	14
562,342	45,907	139,404	197,207	56,444	327,982

$0	$0	$0	$0	$0	$4,246
0	0	0	0	0	4,890
0	0	0	0	0	42,838

0	0	0	0	0	171
0	0	0	0	4,821	20,416
1,380	0	1,312	0	1,575	2,397
12	1	3	7	0	0
0	0	0	0	90	2,859
4,372	47	252	179	207	661
191	0	18	22	0	80
92	8	25	29	12	84
135	12	30	41	10	74
45	2	10	4	1	10
65	4	13	23	1	7
0	3	0	0	0	0
6,292	77	1,663	305	6,717	78,733

$556,050	$45,830	$137,741	$196,902	$49,727	$249,249

$606,705	$44,917	$131,252	$247,656	$54,438	$261,308
1,934	24	(10)	402	4	6,573
(91,326)	(655)	(3,963)	(52,576)	(1,659)	(28,044)
38,737	1,544	10,462	1,420	(3,056)	9,412
$556,050	$45,830	$137,741	$196,902	$49,727	$249,249

$480,627	$41,452	$124,727	$181,659	$54,134	$245,676
$30,107	$2,313	$1,823	$12,350	$0	$0
$0	$0	$0	$0	$0	$580
$0	$0	$0	$0	$0	$42,665
$0	$0	$0	$0	$93	$(11,862)

$1,437	$162	$484	$244	$1,168	$5,633

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Statements of Assets and Liabilities (Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Net Assets:
Institutional Class	$55,556	$3,748	$67,987	$133,220
Class P	16,152	109	27,061	81,277
Administrative Class	NA	NA	NA	NA
Class D	2,705	524	3,410	22,000
Class A	36,340	1,850	46,916	143,950
Class C	9,393	1,735	2,555	72,587

Shares Issued and Outstanding:
Institutional Class	5,661	361	6,846	15,456
Class P	1,646	11	2,725	9,429
Administrative Class	NA	NA	NA	NA
Class D	276	50	343	2,552
Class A	3,703	178	4,724	16,701
Class C	957	167	257	8,421

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$9.81	$10.39	$9.93	$8.62
Class P	9.81	10.39	9.93	8.62
Administrative Class	NA	NA	NA	NA
Class D	9.81	10.39	9.93	8.62
Class A	9.81	10.39	9.93	8.62
Class C	9.81	10.39	9.93	8.62

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Tax Managed Bond Fund

$120,288	$9,132	$54,053	$48,423	$43,325	$136,135
111,162	14,707	8,607	32,941	400	59,775
200	NA	NA	6	NA	NA
8,506	1,952	12,487	2,268	1,405	20,846
211,180	15,342	50,735	99,635	3,915	23,758
104,714	4,697	11,859	13,629	682	8,735

12,475	881	4,807	5,724	4,443	13,497
11,528	1,418	765	3,894	41	5,927
21	NA	NA	1	NA	NA
882	188	1,110	268	144	2,067
21,900	1,480	4,512	11,778	401	2,356
10,860	453	1,054	1,611	70	866

$9.64	$10.37	$11.25	$8.46	$9.75	$10.09
9.64	10.37	11.25	8.46	9.75	10.09
9.64	NA	NA	8.46	NA	NA
9.64	10.37	11.25	8.46	9.75	10.09
9.64	10.37	11.25	8.46	9.75	10.09
9.64	10.37	11.25	8.46	9.75	10.09

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO California Intermediate Municipal Income Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Investment Income:
Interest	$1,699	$133	$912	$10,255
Dividends from Investments in Affiliates	14	1	25	80
Total Income	1,713	134	937	10,335

Expenses:
Investment advisory fees	130	9	142	598
Supervisory and administrative fees	153	12	178	593
Distribution and/or servicing fees - Class D	3	1	4	28
Distribution fees - Class C	35	6	4	272
Servicing fees - Class A	44	2	66	173
Servicing fees - Class C	12	2	3	91
Trustee fees	0	0	0	0
Interest expense	0	0	0	0
Miscellaneous expense	0	0	0	0
Total Expenses	377	32	397	1,755

Net Investment Income	1,336	102	540	8,580

Net Realized Gain (Loss):
Investments in securities	101	25	(30)	(2,370)
Investments in Affiliates	(1)	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	0	(23)	0	(1,963)
Over the counter financial derivative instruments	(2)	0	0	0
Foreign currency	0	0	0	0

Net Realized Gain (Loss)	98	2	(30)	(4,333)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(622)	(62)	(83)	(1,256)
Investments in Affiliates	(1)	0	(3)	(12)
Exchange-traded or centrally cleared financial derivative instruments	0	(11)	0	1,741
Over the counter financial derivative instruments	0	0	0	0
Foreign currency assets and liabilities	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	(623)	(73)	(86)	473

Net Increase (Decrease) in Net Assets Resulting from Operations	$811	$31	$424	$4,720

†	A zero balance may reflect actual amounts rounding to less than one thousand.

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Tax Managed Bond Fund

$11,188	$594	$2,783	$1,539	$716	$5,571
76	10	16	35	0	0
11,264	604	2,799	1,574	716	5,571

567	49	154	179	82	558
838	70	185	254	71	498
19	2	16	4	2	29
265	12	44	21	2	38
266	19	61	126	6	35
133	6	15	17	1	12
1	0	0	0	0	0
0	0	0	0	0	8
0	1	0	0	0	0
2,089	159	475	601	164	1,178

9,175	445	2,324	973	552	4,393

974	(166)	654	(52)	462	(1,309)
(5)	(1)	(4)	1	0	0
(3,405)	(1)	(284)	0	0	(4,284)
(42)	0	0	0	(1,601)	(1,808)
0	0	0	0	0	244

(2,478)	(168)	366	(51)	(1,139)	(7,157)

(9,239)	(97)	(2,046)	(656)	(716)	(3,931)
(4)	0	3	(3)	0	0
3,424	0	(188)	0	0	1,693
46	0	0	0	455	(2,924)
0	0	0	0	0	(34)

(5,773)	(97)	(2,231)	(659)	(261)	(5,196)

$924	$180	$459	$263	$(848)	$(7,960)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,336	$2,701	$102	$177	$540	$1,297	$8,580	$16,456
Net realized gain (loss)	98	42	2	(31)	(30)	(106)	(4,333)	2,901
Net change in unrealized appreciation (depreciation)	(623)	2,419	(73)	356	(86)	237	473	13,808

Net increase in net assets resulting from operations	811	5,162	31	502	424	1,428	4,720	33,165

Distributions to Shareholders:
From net investment income
Institutional Class	(668)	(1,351)	(56)	(115)	(286)	(559)	(2,136)	(4,409)
Class P	(188)	(342)	(1)	(3)	(122)	(393)	(1,649)	(2,750)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(30)	(74)	(6)	(10)	(8)	(26)	(483)	(1,035)
Class A	(382)	(822)	(23)	(30)	(121)	(315)	(3,001)	(5,976)
Class B	0	0	0	0	0	0	0	0
Class C	(67)	(112)	(14)	(16)	(2)	(4)	(1,298)	(2,446)

Total Distributions(a)	(1,335)	(2,701)	(100)	(174)	(539)	(1,297)	(8,567)	(16,616)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	3,048	(18,745)	(591)	1,782	(19,130)	(37,668)	57,255	25,810

Total Increase (Decrease) in Net Assets	2,524	(16,284)	(660)	2,110	(19,245)	(37,537)	53,408	42,359

Net Assets:
Beginning of period	117,622	133,906	8,626	6,516	167,174	204,711	399,626	357,267
End of period*	$120,146	$117,622	$7,966	$8,626	$147,929	$167,174	$453,034	$399,626

* Including undistributed (overdistributed) net investment income of:	$293	$292	$3	$1	$52	$51	$93	$80

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund		PIMCO National Intermediate Municipal Bond Fund		PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund

Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

$9,175	$16,748	$445	$836	$2,324	$4,592	$973	$2,065
(2,478)	1,165	(168)	(421)	366	(32)	(51)	272
(5,773)	19,027	(97)	1,536	(2,231)	5,126	(659)	272

924	36,940	180	1,951	459	9,686	263	2,609

(2,082)	(3,649)	(96)	(191)	(1,011)	(2,136)	(313)	(759)
(1,931)	(3,166)	(149)	(265)	(149)	(209)	(181)	(292)
(3)	(6)	0	0	0	0	0	0
(234)	(448)	(18)	(22)	(209)	(422)	(12)	(77)
(3,386)	(6,483)	(141)	(267)	(804)	(1,547)	(429)	(875)
0	(9)^	0	0	0	0	0	0
(1,423)	(2,531)	(31)	(53)	(151)	(278)	(38)	(61)

(9,059)	(16,292)	(435)	(798)	(2,324)	(4,592)	(973)	(2,064)

(23,283)	40,100	2,959	323	(816)	(1,015)	(12,810)	(96,195)

(31,418)	60,748	2,704	1,476	(2,681)	4,079	(13,520)	(95,650)

587,468	526,720	43,126	41,650	140,422	136,343	210,422	306,072
$556,050	$587,468	$45,830	$43,126	$137,741	$140,422	$196,902	$210,422

$1,934	$1,818	$24	$14	$(10)	$(10)	$402	$402

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Statements of Changes in Net Assets (Cont.)

	PIMCO Tax Managed Real Return Fund		PIMCO Unconstrained Tax Managed Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$552	$1,153	$4,393	$8,307
Net realized gain (loss)	(1,139)	(28)	(7,157)	2,197
Net change in unrealized (depreciation)	(261)	(2,695)	(5,196)	(4,563)

Net increase (decrease) in net assets resulting from operations	(848)	(1,570)	(7,960)	5,941

Distributions to Shareholders:
From net investment income
Institutional Class	(503)	(1,023)	(1,624)	(4,983)
Class P	(4)	(12)	(687)	(2,248)
Administrative Class	0	0	0	0
Class D	(12)	(38)	(208)	(588)
Class A	(29)	(67)	(243)	(922)
Class B	0	0	0	0
Class C	(4)	(15)	(46)	(191)

Total Distributions(a)	(552)	(1,155)	(2,808)	(8,932)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(15,979)	7,806	(44,267)	(145,339)

Total Increase (Decrease) in Net Assets	(17,379)	5,081	(55,035)	(148,330)

Net Assets:
Beginning of period	67,106	62,025	304,284	452,614
End of period*	$49,727	$67,106	$249,249	$304,284

* Including undistributed net investment income of:	$4	$4	$6,573	$4,988

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.0%

MUNICIPAL BONDS & NOTES 91.5%

CALIFORNIA 89.8%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$297
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	571
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,717
Bay Area Water Supply & Conservation Agency, California Revenue Notes, Series 2013
5.000% due 10/01/2021	225	271
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	495	580
5.000% due 08/01/2022	520	617
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	275
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,466
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,166
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	566
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	287
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	1,500	1,784
California Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	445
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,170
California State Department of Water Resources Power Supply Revenue Notes, Series 2011
5.000% due 05/01/2020	3,000	3,512
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,331
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,970
5.000% due 11/01/2019	500	578
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,587
California State University Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2017	285	286
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,119
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	649
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,062

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	$1,725	$2,046
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,587
El Camino Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,198
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
5.000% due 04/01/2016	150	154
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	783
Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,500	1,770
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,915
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	898
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,099
5.250% due 11/15/2019	500	560
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	216
Long Beach, California Harbor Revenue Notes, Series 2015
5.000% due 05/15/2023	1,150	1,383
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,399
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 06/01/2018	1,415	1,576
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,172
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	704
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	285
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	743
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	279
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,108
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016 (b)	1,000	997
Mountain House Public Financing Authority, California Revenue Notes, Series 2007
5.000% due 12/01/2015	330	332
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	263

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	$1,000	$1,177
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	270
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.000% due 08/01/2024	1,450	1,739
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	927
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,166
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,079
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	941
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,188
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,116
Ross Valley School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2024	180	217
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028 (a)	1,000	1,167
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,031
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,929
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,767
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,413
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	875
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,317
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	536
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2015
5.000% due 05/15/2025	750	939
San Diego Redevelopment Agency, California Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,002
San Francisco, California City & County Airports Commission Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,396
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	59

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	$1,000	$1,178
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,097
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,003
San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,345
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	811
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	2,105
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	325	369
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,141
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,351
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,490
5.000% due 03/01/2026	50	59
Southwestern Community College District, California General Obligation Bonds, (FGIC Insured), Series 2005
5.250% due 08/01/2016	400	416

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	$500	$574
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,358
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,172
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,299
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,080

		107,872

ILLINOIS 1.6%
Chicago, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2026	2,000	1,978

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	110	115

Total Municipal Bonds & Notes (Cost $103,958)		109,965

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (c) 0.5%
		$560

	Total Short-Term Instruments (Cost $560)	560

	Total Investments in Securities (Cost $104,518)	110,525

	SHARES
INVESTMENTS IN AFFILIATES 7.8%

SHORT-TERM INSTRUMENTS 7.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	950,390	9,423

	Total Short-Term Instruments (Cost $9,424)	9,423

	Total Investments in Affiliates (Cost $9,424)	9,423

	Total Investments 99.8% (Cost $113,942)	$119,948

Other Assets and Liabilities, net 0.2%		198

	Net Assets 100.0%	$120,146

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon bond.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$560	U.S. Treasury Notes 1.875% due 06/30/2020	$(575)	$560	$560

Total Repurchase Agreements						$(575)	$560	$560

(1)	Includes accrued interest.

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$560	$0	$0	$560	$(575)	$(15)

Total Borrowings and Other Financing Transactions	$560	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$107,872	$0	$107,872
Illinois	0	1,978	0	1,978
New Jersey	0	115	0	115
Short-Term Instruments
Repurchase Agreements	0	560	0	560
	$0	$110,525	$0	$110,525

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,423	$0	$0	$9,423

Total Investments	$9,423	$110,525	$0	$119,948

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO California Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.7%

MUNICIPAL BONDS & NOTES 98.8%

CALIFORNIA 98.8%
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	$100	$111
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2033	200	227
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	221
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	324
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	247
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2043	250	278
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	232
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	114
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	700	625
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	139
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	114
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	200	214
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	221
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	223
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	350	393

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	$100	$121
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	283
M-S-R Energy Authority, California Revenue Bonds, Series 2009
7.000% due 11/01/2034	200	276
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	139
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	268
Sacramento City Financing Authority, California Revenue Bonds, Series 2015
5.000% due 12/01/2035 (a)	250	282
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014
5.000% due 12/01/2035	425	489
Sacramento Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	112
Sacramento, California Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	149
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012
5.000% due 04/01/2038	100	112
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	231
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	175	205
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	280
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2050	250	263
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	234
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	113
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	$150	$177
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	113
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	143

Total Municipal Bonds & Notes (Cost $7,558)		7,872

SHORT-TERM INSTRUMENTS 1.9%

REPURCHASE AGREEMENTS (b) 1.9%
		152

Total Short-Term Instruments (Cost $152)		152

Total Investments in Securities (Cost $7,710)		8,024

	SHARES
INVESTMENTS IN AFFILIATES 5.1%

SHORT-TERM INSTRUMENTS 5.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	40,524	402

Total Short-Term Instruments (Cost $402)		402

Total Investments in Affiliates (Cost $402)		402

Total Investments 105.8% (Cost $8,112)		$8,426

Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		2

Other Assets and Liabilities, net (5.8%)		(462)

Net Assets 100.0%		$7,966

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$152	U.S. Treasury Notes 0.625% due 02/15/2017	$(155)	$152	$152

Total Repurchase Agreements						$(155)	$152	$152

(1)	Includes accrued interest.

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$152	$0	$0	$152	$(155)	$(3)

Total Borrowings and Other Financing Transactions	$152	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	4	$(11)	$2	$0

Total Futures Contracts				$(11)	$2	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $31 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2	$0	$2	$0	$0	$0	$0

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(33)	$(33)
Swap Agreements	0	0	0	0	10	10

	$0	$0	$0	$0	$(23)	$(23)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(10)	$(10)
Swap Agreements	0	0	0	0	(1)	(1)

	$0	$0	$0	$0	$(11)	$(11)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$7,872	$0	$7,872
Short-Term Instruments
Repurchase Agreements	0	152	0	152
	$0	$8,024	$0	$8,024

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$402	$0	$0	$402

Total Investments	$402	$8,024	$0	$8,426

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2	$0	$0	$2

Totals	$404	$8,024	$0	$8,428

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Short Duration Municipal Income Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.8%

MUNICIPAL BONDS & NOTES 100.4%

CALIFORNIA 99.5%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2019	$680	$781
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	541
Alameda County, California Transportation Authority Revenue Notes, Series 2014
4.000% due 03/01/2019	2,275	2,512
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.720% due 04/01/2047	5,000	5,009
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.990% due 04/01/2045	3,200	3,214
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.500% due 04/01/2047	4,210	4,255
1.875% due 04/01/2047	1,000	1,018
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
4.000% due 08/01/2016	395	407
4.000% due 08/01/2017	415	441
5.000% due 08/01/2018	430	476
5.000% due 08/01/2019	455	516
5.000% due 08/01/2020	475	549
Brentwood Infrastructure Financing Authority, California Special Assessment Notes, (AGM Insured), Series 2014
5.000% due 09/02/2018	570	634
Brentwood Union School District, California General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	140
Burbank Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
3.000% due 12/01/2016	2,075	2,135
California Department of Water Resources Power Supply State Revenue Notes, Series 2008
5.000% due 05/01/2018	500	555
California Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 01/01/2019	500	566
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	283
California Health Facilities Financing Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	525	608
California Health Facilities Financing Authority Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,081
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.300% due 10/01/2047	5,500	5,498
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	395
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	3,000	3,162
California State General Obligation Notes, Series 2009
3.000% due 10/01/2015	600	600
5.000% due 07/01/2018	1,340	1,497
5.000% due 07/01/2019	80	92

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	$150	$152
California State Public Works Board Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	415
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	271
California State Public Works Board Revenue Notes, Series 2012
5.000% due 06/01/2017	3,000	3,217
California State University Revenue Notes, Series 2015
5.000% due 11/01/2020	955	1,131
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	280
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.375% due 04/01/2028	700	704
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	4,145	4,714
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2019	1,000	1,141
Chino Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014
4.000% due 09/01/2016	310	320
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	9,050	9,057
Contra Costa County, California Public Financing Authority Revenue Notes, Series 2015
4.000% due 06/01/2018	520	562
5.000% due 06/01/2018	200	222
5.000% due 06/01/2019	1,000	1,135
Desert Community College District, California General Obligation Notes, Series 2015
3.000% due 08/01/2016	2,115	2,163
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2018	1,685	1,877
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	597
Fairfield, California Redevelopment Agency Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	2,127
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,161
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2015
4.000% due 06/01/2018	2,000	2,161
Irvine, California Special Assessment Notes, Series 2015
2.000% due 09/02/2017	975	994
4.000% due 09/02/2017	360	381
4.000% due 09/02/2018	800	861
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
4.000% due 09/01/2016	200	206
5.000% due 09/01/2019	475	536
5.000% due 09/01/2020	550	629
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	519
4.000% due 11/01/2017	470	500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	$125	$143
Long Beach, California Harbor Revenue Notes, Series 2014
5.000% due 11/15/2018	5,000	5,652
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2018	6,280	7,011
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	557
Los Angeles County, California Redevelopment Authority Tax Allocation Notes, Series 2013
5.000% due 07/01/2017	550	592
Los Angeles County, California Regional Financing Authority Revenue Notes, (CM Insured), Series 2014
3.000% due 11/15/2020	1,625	1,633
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,950	2,256
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	1,000	1,104
Los Angeles Department of Airports, California Revenue Notes, Series 2012
5.000% due 05/15/2019	665	761
Los Angeles Department of Water & Power, California Revenue Notes, Series 2015
5.000% due 12/01/2018 (a)	2,000	2,252
Los Angeles Harbor Department, California Revenue Bonds, Series 2009
5.000% due 08/01/2019	900	1,030
Los Angeles Municipal Improvement Corp., California Revenue Notes, Series 2014
3.500% due 05/01/2016	300	305
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2012
4.000% due 10/01/2015	2,000	2,000
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2018	1,015	1,051
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	207
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	258
Los Angeles, California Wastewater System Revenue Notes, Series 2013
5.000% due 06/01/2018	325	362
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2016	250	258
5.000% due 07/01/2017	200	215
5.000% due 07/01/2018	250	277
Oakland-Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2016	1,750	1,777
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2016	200	206
Orange County, California Development Agency Tax Allocation Notes, Series 2014
5.000% due 09/01/2017	500	540
Orange County, California Sanitation District Revenue Notes, Series 2012
5.000% due 02/01/2021	760	902

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2017	$3,050	$3,282
5.000% due 08/01/2018	2,500	2,772
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019	2,800	3,106
5.000% due 06/15/2020	2,680	3,101
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,029
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014
4.000% due 09/01/2017	1,000	1,063
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	2,250	2,563
Roseville Natural Gas Financing Authority, California Revenue Notes, Series 2007
5.000% due 02/15/2016	1,000	1,013
Sacramento City Financing Authority, California Revenue Notes, Series 2015
4.000% due 12/01/2018 (a)	3,150	3,426
5.000% due 12/01/2018 (a)	2,000	2,237
Sacramento County, California Airport System Revenue Notes, Series 2010
3.000% due 07/01/2016	995	1,014
San Diego County, California Water Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	450	514
San Diego Public Facilities Financing Authority Water, California Revenue Notes, Series 2012
5.000% due 08/01/2016	1,000	1,039
San Francisco Municipal Transportation Agency, California Revenue Notes, Series 2012
5.000% due 03/01/2019	815	927

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco State Building Authority, California Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 12/01/2015	$1,800	$1,813
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	305
5.000% due 05/01/2019	1,795	2,044
San Francisco, California Public Utilities Commission Wastewater Revenue Notes, Series 2013
4.000% due 10/01/2015	1,000	1,000
5.000% due 10/01/2020	300	354
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	270
Santa Clara Valley Transportation Authority, California Revenue Notes, Series 2010
4.000% due 04/01/2017	150	158
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	152
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,150	2,186
Southern California Public Power Authority Revenue Notes, Series 2012
5.000% due 07/01/2016	1,150	1,191
University of California Revenue Bonds, (NPFGC Insured), Series 2007
0.825% due 05/15/2030	1,000	938
University of California Revenue Notes, Series 2008
5.000% due 05/15/2016	215	221
University of California Revenue Notes, Series 2013
5.000% due 05/15/2017	1,000	1,072

		147,137

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTAH 0.9%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2019	$1,185	$1,351

Total Municipal Bonds & Notes (Cost $147,340)		148,488

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (b) 0.4%
		593

Total Short-Term Instruments (Cost $593)		593

Total Investments in Securities (Cost $147,933)		149,081

	SHARES
INVESTMENTS IN AFFILIATES 4.1%

SHORT-TERM INSTRUMENTS 4.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III	619,935	6,147

Total Short-Term Instruments (Cost $6,148)		6,147

Total Investments in Affiliates (Cost $6,148)		6,147

Total Investments 104.9% (Cost $154,081)		$155,228

Other Assets and Liabilities, net (4.9%)		(7,299)

Net Assets 100.0%		$147,929

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$593	U.S. Treasury Notes 4.875% due 08/15/2016	$(606)	$593	$593

Total Repurchase Agreements						$(606)	$593	$593

(1)	Includes accrued interest.

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$593	$0	$0	$593	$(606)	$(13)

Total Borrowings and Other Financing Transactions	$593	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$147,137	$0	$147,137
Utah	0	1,351	0	1,351
Short-Term Instruments
Repurchase Agreements	0	593	0	593
	$0	$149,081	$0	$149,081

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,147	$0	$0	$6,147

Total Investments	$6,147	$149,081	$0	$155,228

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Schedule of Investments PIMCO High Yield Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.9%

MUNICIPAL BONDS & NOTES 88.8%

ALABAMA 4.2%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (a)	$10,675	$7,022
6.500% due 10/01/2053	10,000	11,452
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2006
5.250% due 03/01/2036	500	503

		18,977

ALASKA 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	385

ARIZONA 2.4%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	3,685
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,215
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,621
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	932
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	2,950	3,274

		10,727

CALIFORNIA 8.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	1,000	1,095
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,711
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	650
7.000% due 10/01/2039	500	510
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,181
7.750% due 04/01/2031	830	1,053
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,055
California School Finance Authority Revenue Bonds, Series 2015
5.000% due 08/01/2045	1,000	1,030
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	581
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	205	213
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	1,950	2,051

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	$1,225	$1,367
5.000% due 09/01/2034	1,300	1,408
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,150
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	7,010
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,183
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,984
7.000% due 11/01/2034	2,800	3,867
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	4,000	4,151
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,072
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,806
6.250% due 10/01/2040	1,000	1,199
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	555

		38,882

COLORADO 2.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.750% due 05/15/2037 ^	775	550
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	980	1,013
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,096
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,711
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	504
Madre Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	824
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,754
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	843

		10,295

CONNECTICUT 0.2%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	818	911

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	439

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	$170	$208

FLORIDA 4.0%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,231
8.000% due 10/01/2046	1,250	1,531
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	251
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	260	289
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,034
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,503
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,517
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,226
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,154
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,791
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,657
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	725	737
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,830	2,085

		18,006

GEORGIA 2.2%
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	250
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,538
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	8,000	8,377

		10,165

IDAHO 0.3%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,201

ILLINOIS 5.7%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,004
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	4,500	4,455

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2033	$9,000	$8,999
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2033	1,250	1,264
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,622
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,152
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^	1,775	444
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	10
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	527
Illinois State General Obligation Bonds, Series 2013
5.500% due 07/01/2038	2,000	2,112
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2015
5.000% due 06/15/2052	2,000	2,040
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	975

		25,604

INDIANA 1.9%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	399
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,126
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,836
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,813
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,900	2,237

		8,511

IOWA 1.7%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,067
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	2
2.700% due 11/15/2046 ^	1,479	1,324
Iowa Finance Authority Revenue Notes, Series 2013
5.500% due 12/01/2022	5,000	5,302

		7,695

KANSAS 0.1%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	246

LOUISIANA 0.9%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,174
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,534

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	$500	$571

		4,279

MAINE 1.1%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,165

MARYLAND 0.7%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	302
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,722

		3,024

MASSACHUSETTS 0.2%
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	785	822

MICHIGAN 4.8%
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036 ^	430	86
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	690	690
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,106
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	740	741
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	9,885	10,232
5.000% due 07/01/2033	2,000	2,134
5.000% due 07/01/2044	4,500	4,658
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	1,000	570
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,028
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	606

		21,851

MINNESOTA 0.5%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	402
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,116
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	516

		2,034

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSOURI 0.6%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	$250	$223
5.550% due 10/01/2036	45	39
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,560
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	257
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	527

		2,606

MONTANA 0.0%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	166

NEBRASKA 1.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,500

NEW JERSEY 5.9%
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,549
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,644
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,256
5.000% due 06/01/2041	24,500	19,303

		26,752

NEW YORK 9.9%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,991
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	158
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2040	3,000	3,380
5.000% due 11/15/2045	5,000	5,580
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,644
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,000	4,044
5.375% due 11/15/2040	4,000	4,192
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	581
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 02/15/2041	7,500	8,487
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,023

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TSASC, Inc., New York Revenue Bonds, Series 2006
5.125% due 06/01/2042	$2,250	$1,992
Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2005
5.125% due 06/01/2045	1,000	971

		45,043

NORTH CAROLINA 0.4%
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	51
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	809
6.000% due 04/01/2038	500	523
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	623

		2,006

OHIO 10.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	21,500	18,437
5.875% due 06/01/2047	1,105	915
6.500% due 06/01/2047	16,285	14,591
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,608
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,276
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	5,000	5,090

		47,917

OREGON 0.0%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	213

PENNSYLVANIA 4.6%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	812
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	529
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	490	371
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	536
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,188
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	259
6.375% due 07/01/2030	1,000	1,032
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
5.000% due 12/01/2038	5,250	5,295
6.250% due 01/01/2032	500	552
6.400% due 12/01/2038	5,615	5,849

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	$400	$417
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,584
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	500	508

		20,932

RHODE ISLAND 1.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,500	4,582

SOUTH CAROLINA 0.4%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,935

TENNESSEE 0.4%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,111
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	561

		1,672

TEXAS 10.0%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,165
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	559
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,091
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	832
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,588
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	898
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	554
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	4,059
Lubbock Health Facilities Development Corp., Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	269
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2015
5.000% due 07/01/2035	2,000	2,086
5.000% due 07/01/2047	4,000	4,102
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	163
5.750% due 01/01/2033	350	389

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	$2,000	$2,299
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,140
North Texas Tollway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	1,000	1,089
5.000% due 01/01/2045	2,000	2,190
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	565
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,007
5.500% due 01/01/2032	500	523
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,127
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2015
5.500% due 11/15/2045	1,500	1,503
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	6,065	7,323
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	6,775	6,781
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,161

		45,463

UTAH 0.5%
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	1,350	1,316
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	676
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	405

		2,397

VIRGINIA 0.4%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	114	4
6.000% due 06/01/2043	354	330
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2014
6.050% due 03/01/2044	574	560
6.050% due 03/01/2054 ^	609	12
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	1,049

		1,955

WASHINGTON 0.5%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,051
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	303

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington State Housing Finance Commission Revenue Bonds, Series 2015
7.000% due 07/01/2050	$750	$752

		2,106

WEST VIRGINIA 0.1%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	490	532

WISCONSIN 0.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,157

Total Municipal Bonds & Notes (Cost $383,921)		402,361

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		478

Total Short-Term Instruments (Cost $478)		478

Total Investments in Securities (Cost $384,399)		402,839

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 10.9%

SHORT-TERM INSTRUMENTS 10.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.9%
PIMCO Short-Term Floating NAV Portfolio III	4,972,657	$49,304

Total Short-Term Instruments (Cost $49,306)		49,304

Total Investments in Affiliates (Cost $49,306)		49,304

Total Investments 99.8% (Cost $433,705)		$452,143

Other Assets and Liabilities, net 0.2%		891

Net Assets 100.0%		$453,034

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security becomes interest bearing at a future date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$478	U.S. Treasury Notes 4.875% due 08/15/2016	$(491)	$478	$478

Total Repurchase Agreements						$(491)	$478	$478

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$478	$0	$0	$478	$(491)	$(13)

Total Borrowings and Other Financing Transactions	$478	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

September 30, 2015 (Unaudited)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(891)	$(891)
Swap Agreements	0	0	0	0	(1,072)	(1,072)

	$0	$0	$0	$0	$(1,963)	$(1,963)

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,741	$1,741

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$18,977	$0	$18,977
Alaska	0	385	0	385
Arizona	0	10,727	0	10,727
California	0	38,882	0	38,882
Colorado	0	10,295	0	10,295
Connecticut	0	911	0	911
Delaware	0	439	0	439
District of Columbia	0	208	0	208
Florida	0	18,006	0	18,006
Georgia	0	10,165	0	10,165
Idaho	0	1,201	0	1,201
Illinois	0	25,604	0	25,604
Indiana	0	8,511	0	8,511
Iowa	0	7,695	0	7,695
Kansas	0	246	0	246
Louisiana	0	4,279	0	4,279
Maine	0	5,165	0	5,165
Maryland	0	3,024	0	3,024
Massachusetts	0	822	0	822
Michigan	0	21,851	0	21,851
Minnesota	0	2,034	0	2,034
Missouri	0	2,606	0	2,606
Montana	0	166	0	166
Nebraska	0	5,500	0	5,500

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
New Jersey	$0	$26,752	$0	$26,752
New York	0	45,043	0	45,043
North Carolina	0	2,006	0	2,006
Ohio	0	47,917	0	47,917
Oregon	0	213	0	213
Pennsylvania	0	20,932	0	20,932
Rhode Island	0	4,582	0	4,582
South Carolina	0	1,935	0	1,935
Tennessee	0	1,672	0	1,672
Texas	0	45,463	0	45,463
Utah	0	2,397	0	2,397
Virginia	0	1,955	0	1,955
Washington	0	2,106	0	2,106
West Virginia	0	532	0	532
Wisconsin	0	1,157	0	1,157
Short-Term Instruments
Repurchase Agreements	0	478	0	478
	$0	$402,839	$0	$402,839

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,304	$0	$0	$49,304

Total Investments	$49,304	$402,839	$0	$452,143

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Bond Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.6%

MUNICIPAL BONDS & NOTES 93.3%

ALABAMA 2.6%
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	$3,300	$3,321
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	11,452

		14,773

ARIZONA 0.7%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,214

CALIFORNIA 13.1%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,754
5.000% due 12/01/2032	3,000	3,427
5.000% due 12/01/2033	3,500	3,962
5.000% due 12/01/2034	3,000	3,373
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,420
5.000% due 04/01/2038	10,000	11,071
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,141
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	11,297
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	4,941
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2040	5,000	5,549
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,882
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,522
5.125% due 05/01/2030	1,500	1,696
5.125% due 05/01/2031	1,500	1,686
San Ramon Valley Unified School District, California General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018 (a)	2,385	2,320

		73,041

COLORADO 4.6%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,560
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	290	297
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	10,000	10,844
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	13,074

		25,775

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 1.6%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	$7,500	$8,700

FLORIDA 4.9%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,667
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	5,255
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,756
Hillsborough County, Florida Aviation Authority Revenue Bonds, Series 2015
5.000% due 10/01/2044	2,000	2,218
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	853
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,009
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,585

		27,343

GEORGIA 4.9%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	16,951
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	10,568

		27,519

ILLINOIS 6.1%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	2,250	2,228
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,500	4,417
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,263
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2035	5,000	4,982
5.500% due 01/01/2039	4,500	4,430
Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,060
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	2,042
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	528
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,721
Illinois State General Obligation Bonds, Series 2012
5.000% due 03/01/2032	1,345	1,375
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2015
5.000% due 06/15/2052	1,000	1,020
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (a)	2,945	2,720

		33,786

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 0.4%
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	$1,590	$1,595
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	555

		2,150

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	572

MARYLAND 2.4%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	10,000	11,129
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	2,000	2,207

		13,336

MASSACHUSETTS 1.4%
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
1.676% due 01/01/2016	250	252
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	7,832

		8,084

MICHIGAN 0.4%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,041

MISSOURI 0.5%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,181
Missouri Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2015	540	542

		2,723

NEBRASKA 1.6%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,500
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,377

		8,877

NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2007
5.000% due 07/01/2017	1,075	1,153

NEW JERSEY 2.9%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	340	357

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 04/01/2031	$500	$589
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2033	3,000	3,132
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,816
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,390
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,000	775
5.000% due 06/01/2041	5,000	3,939

		15,998

NEW MEXICO 0.3%
New Mexico Mortgage Finance Authority Revenue Bonds, (FHLMC/FNMA/GNMA Insured), Series 2008
5.000% due 07/01/2025	1,545	1,604

NEW YORK 15.8%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,701
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,142
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	11,605
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,269
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,264
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,978
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	8,350
5.000% due 02/01/2028	8,140	9,517
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	3,500	3,555
5.000% due 11/15/2040	10,000	11,268
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,609
5.750% due 11/15/2051	5,000	5,762
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	7,500	7,582
5.375% due 11/15/2040	2,000	2,096
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,360

		88,058

NORTH CAROLINA 1.9%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,724
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,719

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	$1,800	$1,983

		10,426

OHIO 9.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	12,525	10,740
5.375% due 06/01/2024	1,885	1,631
6.500% due 06/01/2047	2,450	2,195
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,874
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,198
5.250% due 02/15/2029	2,900	3,378
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	10,000	10,179
Ohio State Water Development Authority Revenue Bonds, Series 2006
4.000% due 12/01/2033	15,000	15,411

		52,606

OREGON 0.3%
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,129
5.000% due 06/15/2031	500	552

		1,681

PENNSYLVANIA 1.2%
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,031
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,426

		6,457

RHODE ISLAND 3.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	20,000	19,999

TENNESSEE 1.4%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,503
5.000% due 02/01/2024	1,400	1,579
5.000% due 02/01/2027	1,385	1,561

		7,643

TEXAS 8.1%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,011
Godley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2008
5.250% due 02/15/2028	3,000	3,324
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,850

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.010% due 09/01/2031	$1,200	$1,200
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2015
5.000% due 12/01/2045	2,000	2,232
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	180	203
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2015
5.000% due 07/01/2035	4,000	4,172
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	965
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 09/01/2023	5,000	5,899
North Texas Tollway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	2,000	2,178
5.000% due 01/01/2045	1,000	1,095
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,742
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,451
5.250% due 12/15/2022	3,825	4,386
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	2,000	2,415
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,483
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (b)	1,300	1,414

		45,020

UTAH 0.8%
Murray, Utah Revenue Bonds, Series 2005
0.010% due 05/15/2037	4,230	4,230

VIRGINIA 0.8%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,169
Richmond, Virginia Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,325

		4,494

WASHINGTON 1.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,403
Yakima County, Washington School District No. 208 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,287

		6,690

Total Municipal Bonds & Notes (Cost $479,190)		518,993

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (c) 0.3%
		$1,437

Total Short-Term Instruments (Cost $1,437)		1,437

Total Investments in Securities (Cost $480,627)		520,430

	SHARES
INVESTMENTS IN AFFILIATES 5.4%

SHORT-TERM INSTRUMENTS 5.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	3,036,699	30,109

MARKET VALUE (000S)
Total Short-Term Instruments (Cost $30,107)	$30,109

Total Investments in Affiliates (Cost $30,107)	30,109

Total Investments 99.0% (Cost $510,734)	$550,539

Financial Derivative Instruments (d) 0.1% (Cost or Premiums, net $0)	214

Other Assets and Liabilities, net 0.9%	5,297

Net Assets 100.0%	$556,050

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon bond.

(b)   RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$ 1,300	$1,414	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)   REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,437	U.S. Treasury Notes 1.875% due 06/30/2020	$(1,470)	$1,437	$1,437

Total Repurchase Agreements						$(1,470)	$1,437	$1,437

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,437	$0	$0	$1,437	$(1,470)	$(33)

Total Borrowings and Other Financing Transactions	$1,437	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

(d)   FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	380	$(1,066)	$214	$0

Total Futures Contracts				$(1,066)	$214	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $1,429 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$214	$0	$214	$0	$0	$0	$0

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$214	$214

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17	$17
Swap Agreements	0	0	0	0	(3,422)	(3,422)

	$0	$0	$0	$0	$(3,405)	$(3,405)

Over the counter
Swap Agreements	$0	$(42)	$0	$0	$0	$(42)

	$0	$(42)	$0	$0	$(3,405)	$(3,447)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,066)	$(1,066)
Swap Agreements	0	0	0	0	4,490	4,490

	$0	$0	$0	$0	$3,424	$3,424

Over the counter
Swap Agreements	$0	$46	$0	$0	$0	$46

	$0	$46	$0	$0	$3,424	$3,470

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$14,773	$0	$14,773
Arizona	0	4,214	0	4,214
California	0	73,041	0	73,041
Colorado	0	25,775	0	25,775
District of Columbia	0	8,700	0	8,700
Florida	0	27,343	0	27,343
Georgia	0	27,519	0	27,519
Illinois	0	33,786	0	33,786
Indiana	0	2,150	0	2,150
Kansas	0	572	0	572
Maryland	0	13,336	0	13,336
Massachusetts	0	8,084	0	8,084
Michigan	0	2,041	0	2,041
Missouri	0	2,723	0	2,723
Nebraska	0	8,877	0	8,877
New Hampshire	0	1,153	0	1,153
New Jersey	0	15,998	0	15,998
New Mexico	0	1,604	0	1,604
New York	0	88,058	0	88,058
North Carolina	0	10,426	0	10,426
Ohio	0	52,606	0	52,606
Oregon	0	1,681	0	1,681
Pennsylvania	0	6,457	0	6,457

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Rhode Island	$0	$19,999	$0	$19,999
Tennessee	0	7,643	0	7,643
Texas	0	45,020	0	45,020
Utah	0	4,230	0	4,230
Virginia	0	4,494	0	4,494
Washington	0	6,690	0	6,690
Short-Term Instruments
Repurchase Agreements	0	1,437	0	1,437
	$0	$520,430	$0	$520,430

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,109	$0	$0	$30,109

Total Investments	$30,109	$520,430	$0	$550,539

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$214	$0	$0	$214

Totals	$30,323	$520,430	$0	$550,753

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	61

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.9%

MUNICIPAL BONDS & NOTES 93.5%

CALIFORNIA 0.2%
Los Angeles Department of Water & Power, California Revenue Notes, Series 2009
5.000% due 07/01/2016	$100	$104

COLORADO 2.2%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	595
Colorado State University System Board of Governors Revenue Notes, Series 2010
5.000% due 03/01/2018	250	275
University of Colorado Revenue Bonds, Series 2011
5.000% due 06/01/2023	100	117

		987

DISTRICT OF COLUMBIA 2.0%
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	516
District of Columbia Revenue Notes, Series 2012
5.000% due 12/01/2021	325	389

		905

FLORIDA 3.4%
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	595
Orlando Utilities Commission, Florida Revenue Notes, Series 2013
5.000% due 10/01/2021	725	862
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	120

		1,577

GEORGIA 2.4%
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2007
5.000% due 03/15/2019	1,000	1,112

GUAM 2.1%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	959

ILLINOIS 4.3%
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2018	650	668
Chicago, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2026	1,000	989
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	320

		1,977

INDIANA 0.2%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
5.000% due 01/15/2019	100	112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 1.3%
Louisiana Stadium & Exposition District Revenue Bonds, Series 2013
5.000% due 07/01/2023	$500	$598

MASSACHUSETTS 2.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2011
5.000% due 10/01/2026	105	125
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2024	1,000	1,212

		1,337

MICHIGAN 0.3%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	115

MINNESOTA 0.2%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	109

MISSOURI 1.9%
Metropolitan St. Louis Sewer District, Missouri Revenue Bonds, Series 2012
5.000% due 05/01/2023	375	449
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	100	115
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	275	323

		887

NEBRASKA 1.9%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	880

NEW JERSEY 3.6%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	150	160
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 01/01/2024	570	644
5.000% due 03/01/2024	500	529
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	294

		1,627

NEW MEXICO 2.9%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	971
New Mexico State Severance Tax Permanent Fund Revenue Notes, Series 2009
5.000% due 07/01/2017	330	355

		1,326

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 11.8%
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	$750	$895
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2023	100	120
5.000% due 12/15/2026	1,000	1,188
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,600	1,874
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,129
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	208

		5,414

NORTH CAROLINA 5.6%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,383
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,200

		2,583

OHIO 16.1%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	164
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	234
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	2,435	2,861
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	500	512
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,201
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	872
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	1,500	1,527

		7,371

OKLAHOMA 0.2%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	107

OREGON 1.5%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	670

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 5.8%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 06/01/2023	$500	$573
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	525	604
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,172
Philadelphia Gas Works, Colorado, Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	250	287

		2,636

TENNESSEE 2.5%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,160

TEXAS 13.4%
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,151
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	386
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	830
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	580
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	112
Katy Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2012
5.000% due 02/15/2020	100	116
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	899

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Central Texas Health Facility Development Corp. Revenue Bonds, Series 2012
5.000% due 08/15/2027	$200	$232
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,811

		6,117

VIRGINIA 2.7%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	750	761
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	300	335
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	100	121

		1,217

WASHINGTON 0.6%
Pierce County, Washington School District No. 10 Tacoma General Obligation Notes, Series 2012
4.000% due 06/01/2020	100	112
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2008
5.250% due 04/01/2019	150	171

		283

WISCONSIN 1.5%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	122
Wisconsin State General Obligation Notes, Series 2011
5.000% due 05/01/2020	100	116
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	430

		668

Total Municipal Bonds & Notes (Cost $41,290)		42,838

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (a) 0.4%
		$162

	Total Short-Term Instruments (Cost $162)	162

	Total Investments in Securities (Cost $41,452)	43,000

	SHARES
INVESTMENTS IN AFFILIATES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	233,245	2,313

	Total Short-Term Instruments (Cost $2,313)	2,313

	Total Investments in Affiliates (Cost $2,313)	2,313

Total Investments 98.9% (Cost $43,765)		$45,313

	Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)	4

	Other Assets and Liabilities, net 1.1%	513

Net Assets 100.0%		$45,830

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)   REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$162	U.S. Treasury Notes 0.625% due 02/15/2017	$(165)	$162	$162

Total Repurchase Agreements						$(165)	$162	$162

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$162	$0	$0	$162	$(165)	$(3)

Total Borrowings and Other Financing Transactions	$162	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(b)   FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	Short	12/2015	52	$(5)	$4	$0

Total Futures Contracts				$(5)	$4	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $99 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$4	$0	$4	$0	$0	$0	$0

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(99)	$(99)
Swap Agreements	0	0	0	0	98	98

	$0	$0	$0	$0	$(1)	$(1)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	0	0	0	(9)	(9)

	$0	$0	$0	$0	$0	$0

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$104	$0	$104
Colorado	0	987	0	987
District of Columbia	0	905	0	905
Florida	0	1,577	0	1,577
Georgia	0	1,112	0	1,112
Guam	0	959	0	959
Illinois	0	1,977	0	1,977
Indiana	0	112	0	112
Louisiana	0	598	0	598
Massachusetts	0	1,337	0	1,337
Michigan	0	115	0	115
Minnesota	0	109	0	109
Missouri	0	887	0	887
Nebraska	0	880	0	880
New Jersey	0	1,627	0	1,627
New Mexico	0	1,326	0	1,326
New York	0	5,414	0	5,414
North Carolina	0	2,583	0	2,583
Ohio	0	7,371	0	7,371
Oklahoma	0	107	0	107
Oregon	0	670	0	670

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Pennsylvania	$0	$2,636	$0	$2,636
Tennessee	0	1,160	0	1,160
Texas	0	6,117	0	6,117
Virginia	0	1,217	0	1,217
Washington	0	283	0	283
Wisconsin	0	668	0	668
Short-Term Instruments
Repurchase Agreements	0	162	0	162
	$0	$43,000	$0	$43,000

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,313	$0	$0	$2,313

Total Investments	$2,313	$43,000	$0	$45,313

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$4	$0	$0	$4

Totals	$2,317	$43,000	$0	$45,317

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Schedule of Investments PIMCO New York Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.3%

MUNICIPAL BONDS & NOTES 97.9%

CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$125	$130

ILLINOIS 2.9%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	4,000	3,978

NEW YORK 94.9%
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,090
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,533
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	859
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	487
5.000% due 07/01/2044	1,000	1,087
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	1,000	1,110
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2025 (a)	250	303
5.000% due 09/15/2026 (a)	300	359
5.000% due 09/25/2027 (a)	275	326
5.000% due 09/15/2028 (a)	275	324
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,815
5.000% due 07/01/2041	1,500	1,623
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,033
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,708
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,039
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,293
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,698
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,149
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,045
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,350
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	2,848
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,676

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	$1,000	$1,079
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,496
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	589
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	771
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,011
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,078
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,238
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,835
New York City, New York Water & Sewer System Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,130
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	2,000	2,032
5.000% due 11/15/2029	1,000	1,177
5.000% due 11/15/2045	3,000	3,348
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,110
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	8,067
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,000	5,054
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,088
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,177
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,183
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,054
5.000% due 07/01/2026	500	515
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,057
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,784
5.000% due 07/01/2038	1,000	1,114
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,113
5.500% due 05/01/2037	400	464
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,697
5.000% due 07/01/2035	500	565
5.500% due 07/01/2040	1,000	1,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	$500	$581
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,360
5.000% due 12/15/2026	4,000	4,750
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,527
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	975	978
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,306
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,613
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2025	3,180	3,769
Niagara County, New York Industrial Development Agency Revenue Bonds, (FHA/GNMA Insured), Series 2006
5.000% due 07/20/2038	490	492
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,938
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,120
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,132
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	215	223
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,553
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,031
TSASC, Inc., New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	1,900	1,771
Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2005
5.125% due 06/01/2045	3,000	2,913

		130,784

Total Municipal Bonds & Notes (Cost $124,243)		134,892

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (b) 0.4%
		484

Total Short-Term Instruments (Cost $484)		484

Total Investments in Securities (Cost $124,727)		135,376

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.3%

SHORT-TERM INSTRUMENTS 1.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	183,896	$1,823

Total Short-Term Instruments (Cost $1,823)		1,823

Total Investments in Affiliates (Cost $1,823)		1,823

Total Investments 99.6% (Cost $126,550)		$137,199

Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		38

Other Assets and Liabilities, net 0.4%		504

Net Assets 100.0%		$137,741

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)   REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$484	U.S. Treasury Notes 1.875% due 06/30/2020	$(498)	$484	$484

Total Repurchase Agreements						$(498)	$484	$484

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$484	$0	$0	$484	$(498)	$(14)

Total Borrowings and Other Financing Transactions	$484	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)   FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	67	$(188)	$38	$0

Total Futures Contracts				$(188)	$38	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $276 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$38	$0	$38	$0	$0	$0	$0

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$38	$38

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(284)	$(284)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(188)	$(188)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$130	$0	$130
Illinois	0	3,978	0	3,978
New York	0	130,784	0	130,784
Short-Term Instruments
Repurchase Agreements	0	484	0	484
	$0	$135,376	$0	$135,376

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,823	$0	$0	$1,823

Total Investments	$1,823	$135,376	$0	$137,199

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$38	$0	$0	$38

Totals	$1,861	$135,376	$0	$137,237

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Short Duration Municipal Income Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.0%

MUNICIPAL BONDS & NOTES 92.9%

ALABAMA 1.0%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,962

ARIZONA 1.3%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2016	1,105	1,132
Phoenix Civic Improvement Corp., Arizona Revenue Notes, Series 2014
5.000% due 07/01/2020	1,175	1,374

		2,506

CALIFORNIA 8.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.720% due 04/01/2047	5,000	5,009
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.990% due 04/01/2045	2,500	2,511
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.502% due 03/01/2034	5,000	5,000
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,161
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,029

		16,710

CONNECTICUT 0.3%
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	520

FLORIDA 6.1%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	5,000	5,150
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	4,000	4,017
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	1,000	1,122
Palm Beach County, Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,600	1,650

		11,939

GEORGIA 8.1%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	5,122
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.300% due 01/01/2052	2,500	2,513
1.750% due 12/01/2049	3,000	3,037
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022	2,000	2,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2007
5.000% due 03/15/2019	$3,000	$3,337

		16,010

ILLINOIS 8.0%
Chicago Board of Education, Illinois General Obligation Bonds, (AMBAC Insured), Series 2005
5.250% due 12/01/2015	1,245	1,251
Chicago, Illinois General Obligation Bonds, Series 2002
5.000% due 01/01/2017	1,050	1,070
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2017	1,000	1,020
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	1,665	1,661
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	2,000	2,285
Illinois State General Obligation Notes, Series 2012
5.000% due 08/01/2016	4,105	4,241
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,032
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	70	73
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	2,860	3,197

		15,830

LOUISIANA 0.2%
Louisiana Public Facilities Authority Revenue Notes, Series 2015
3.000% due 05/15/2018	300	312

MARYLAND 0.3%
Maryland Community Development Administration Revenue Bonds, Series 2011
0.970% due 03/01/2036	150	150
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2013
4.000% due 07/01/2016	490	503

		653

MASSACHUSETTS 2.8%
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.380% due 02/01/2017	1,000	1,001
Massachusetts Development Finance Agency Revenue Notes, Series 2014
1.500% due 08/01/2019	3,000	3,039
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019	1,330	1,512

		5,552

MICHIGAN 3.1%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	5,000	5,057
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	480	429
Michigan Trunk Line State Revenue Notes, Series 2012
5.000% due 11/15/2017	500	545

		6,031

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MINNESOTA 1.2%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	$2,150	$2,346

MISSOURI 0.5%
Missouri Development Finance Board Revenue Notes, Series 2012
4.000% due 12/01/2016	1,000	1,038

NEBRASKA 0.1%
Nebraska Public Power District Revenue Notes, Series 2014
4.000% due 01/01/2020	240	266

NEVADA 2.7%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	5,250	5,256

NEW HAMPSHIRE 0.6%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,063

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Notes, Series 2013
5.000% due 01/01/2018	400	437

NEW MEXICO 3.4%
New Mexico Hospital Equipment Loan Council Revenue Notes, Series 2015
5.000% due 08/01/2018	1,000	1,109
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	5,000	5,641

		6,750

NEW YORK 9.8%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,173
Build NYC Resource Corp., New York Revenue Notes, Series 2012
5.000% due 08/01/2016	800	826
5.000% due 08/01/2017	650	694
Metropolitan Transportation Authority, New York Revenue Notes, Series 2006
5.000% due 11/15/2015	140	141
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	1,335	1,358
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
1.350% due 01/01/2036	4,400	4,442
New York Local Government Assistance Corp. Revenue Bonds, Series 1993
5.500% due 04/01/2017	1,025	1,077
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	845	868
5.000% due 07/01/2016	1,000	1,034
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	3,000	3,286

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	69

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	$3,500	$3,951
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	500	520

		19,370

NORTH CAROLINA 2.9%
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2012
5.000% due 01/01/2016	1,340	1,355
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	3,000	3,322
University of North Carolina at Greensboro Revenue Notes, Series 2014
4.000% due 04/01/2019	360	396
5.000% due 04/01/2020	500	578

		5,651

OHIO 6.6%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2017	1,000	1,057
Cleveland, Ohio General Obligation Notes, Series 2012
4.000% due 12/01/2015	1,000	1,006
Kent State University, Ohio Revenue Notes, Series 2012
4.000% due 05/01/2016	1,000	1,021
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	7,650	7,826
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 01/01/2017	2,000	2,111

		13,021

PENNSYLVANIA 6.5%
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,559
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,100	2,084
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	4,974

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	$2,500	$2,504
Philadelphia Gas Works, Colorado, Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	1,500	1,712

		12,833

TENNESSEE 1.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
5.000% due 10/01/2017	2,000	2,174

TEXAS 11.5%
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	1,275	1,428
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	4,000	4,056
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2018	500	551
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	5,000	5,340
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,081
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	4,800	4,830
SA Energy Acquisition Public Facility Corp., Texas Revenue Notes, Series 2007
5.250% due 08/01/2016	1,000	1,035
San Antonio, Texas Water System Revenue Bonds, Series 2013
0.700% due 05/01/2043	3,000	2,997
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2012
5.000% due 12/15/2017	1,145	1,237

		22,555

VIRGINIA 1.6%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	3,000	3,043

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 2.0%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
0.720% due 11/01/2045	$4,000	$4,000

WEST VIRGINIA 1.0%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	2,000	1,993

WISCONSIN 1.5%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
1.250% due 08/15/2025	3,000	3,012

Total Municipal Bonds & Notes (Cost $181,415)		182,833

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (a) 0.1%
		244

Total Short-Term Instruments (Cost $244)		244

Total Investments in Securities (Cost $181,659)		183,077

	SHARES
INVESTMENTS IN AFFILIATES 6.3%

SHORT-TERM INSTRUMENTS 6.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio III	1,245,681	12,351

Total Short-Term Instruments (Cost $12,350)		12,351

Total Investments in Affiliates (Cost $12,350)		12,351

Total Investments 99.3% (Cost $194,009)		$195,428

Other Assets and Liabilities, net 0.7%		1,474

Net Assets 100.0%		$196,902

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)   REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$244	U.S. Treasury Notes 1.875% due 06/30/2020	$(252)	$244	$244

Total Repurchase Agreements						$(252)	$244	$244

(1)	Includes accrued interest.

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$244	$0	$0	$244	$(252)	$(8)

Total Borrowings and Other Financing Transactions	$244	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,962	$0	$1,962
Arizona	0	2,506	0	2,506
California	0	16,710	0	16,710
Connecticut	0	520	0	520
Florida	0	11,939	0	11,939
Georgia	0	16,010	0	16,010
Illinois	0	15,830	0	15,830
Louisiana	0	312	0	312
Maryland	0	653	0	653
Massachusetts	0	5,552	0	5,552
Michigan	0	6,031	0	6,031
Minnesota	0	2,346	0	2,346
Missouri	0	1,038	0	1,038
Nebraska	0	266	0	266
Nevada	0	5,256	0	5,256
New Hampshire	0	1,063	0	1,063
New Jersey	0	437	0	437
New Mexico	0	6,750	0	6,750
New York	0	19,370	0	19,370

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
North Carolina	$0	$5,651	$0	$5,651
Ohio	0	13,021	0	13,021
Pennsylvania	0	12,833	0	12,833
Tennessee	0	2,174	0	2,174
Texas	0	22,555	0	22,555
Virginia	0	3,043	0	3,043
Washington	0	4,000	0	4,000
West Virginia	0	1,993	0	1,993
Wisconsin	0	3,012	0	3,012
Short-Term Instruments
Repurchase Agreements	0	244	0	244
	$0	$183,077	$0	$183,077

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,351	$0	$0	$12,351

Total Investments	$12,351	$183,077	$0	$195,428

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30,2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Schedule of Investments PIMCO Tax Managed Real Return Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.6%

MUNICIPAL BONDS & NOTES 98.2%

ARIZONA 1.2%
Arizona Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$303
Mesa, Arizona Revenue Bonds, (FGIC Insured), Series 2002
5.250% due 07/01/2017	95	103
Mesa, Arizona Revenue Bonds, (FGIC/NPFGC Insured), Series 2002
5.250% due 07/01/2017	155	168

		574

CALIFORNIA 3.5%
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	259
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	500	552
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	283
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2016	20	21
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.500% due 05/01/2021	55	66
Southern California Public Power Authority Revenue Notes, Series 2011
5.000% due 07/01/2019	500	574

		1,755

DELAWARE 1.4%
University of Delaware Revenue Bonds, Series 2005
0.010% due 11/01/2035	710	710

FLORIDA 0.9%
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	284
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	150	167

		451

GEORGIA 1.1%
Atlanta, Georgia Department of Aviation Revenue Notes, Series 2010
5.000% due 01/01/2019	500	562

ILLINOIS 13.4%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,000
Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2028	1,150	1,359
5.000% due 01/01/2031	2,000	2,301

		6,660

INDIANA 3.0%
Indiana Finance Authority Revenue Notes, Series 2011
5.000% due 10/01/2020	1,000	1,163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.000% due 02/01/2020	$300	$337

		1,500

IOWA 0.5%
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	257

LOUISIANA 0.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	268

MASSACHUSETTS 3.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2006
0.010% due 03/01/2026	145	145
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.889% due 01/01/2018	500	519
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.010% due 08/15/2034	100	100
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2024	1,000	1,187

		1,951

MISSISSIPPI 0.8%
Mississippi Development Bank Revenue Notes, Series 2010
5.000% due 08/01/2016	400	415

MISSOURI 6.4%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 1999
0.010% due 10/01/2024	100	100
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2008
0.010% due 10/01/2035	500	500
Missouri Highway & Transportation Commission Revenue Notes, Series 2007
5.000% due 05/01/2017	350	375
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.010% due 09/01/2030	1,200	1,200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.010% due 02/15/2033	1,000	1,000

		3,175

NEBRASKA 2.4%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2025	1,000	1,169

NEW JERSEY 3.2%
New Jersey Building Authority Revenue Notes, Series 2007
5.000% due 06/15/2016	450	461
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2004
5.500% due 12/15/2017	500	533

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 12/15/2016	$605	$611

		1,605

NEW MEXICO 1.1%
New Mexico State Severance Tax Permanent Fund Revenue Notes, Series 2010
5.000% due 07/01/2017	500	538

NEW YORK 20.3%
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	375	381
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	700	800
5.250% due 03/01/2021	1,000	1,140
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
1.060% due 03/01/2027	450	407
New York City, New York Transitional Finance Authority Building Aid Revenue Notes, Series 2009
5.000% due 01/15/2018	300	329
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002
0.010% due 11/01/2022	750	750
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
0.010% due 11/01/2043	100	100
New York City, New York Water & Sewer System Revenue Bonds, Series 2010
0.010% due 06/15/2043	375	375
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
0.010% due 06/15/2044	190	190
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
0.010% due 06/15/2045	100	100
New York City, New York Water & Sewer System Revenue Notes, Series 2011
5.000% due 06/15/2020	500	585
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005
5.500% due 07/01/2018	500	563
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	750	876
New York State Urban Development Corp. Revenue Bonds, (AMBAC Insured), Series 2004
5.500% due 03/15/2017	500	536
New York State Urban Development Corp. Revenue Bonds, Series 2010
5.000% due 01/01/2021	1,350	1,551
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2019	1,000	1,125
5.000% due 03/15/2019	250	284

		10,092

NORTH CAROLINA 3.9%
North Carolina Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	275
5.000% due 07/01/2018	500	551
University of North Carolina at Greensboro Revenue Notes, Series 2014
5.000% due 04/01/2023	930	1,119

		1,945

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 13.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2012
5.000% due 02/15/2024	$540	$626
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	140
Kent State University, Ohio Revenue Bonds, Series 2012
5.000% due 05/01/2023	600	700
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	400	417
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008
0.010% due 01/01/2043	700	700
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2013
0.010% due 01/01/2039	1,500	1,500
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,000	1,148
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	263
University of Akron, Ohio Revenue Notes, (AGM Insured), Series 2010
5.000% due 01/01/2019	1,000	1,125

		6,619

OREGON 0.6%
Portland, Oregon Sewer System Revenue Notes, Series 2010
5.000% due 03/01/2019	250	283

PENNSYLVANIA 4.3%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	581
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.010% due 07/01/2025	960	960

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2011
0.010% due 07/01/2041	$200	$200
Philadelphia, Pennsylvania Water & Wastewater Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	400	415

		2,156

SOUTH CAROLINA 0.4%
Lexington County School District No. 1, South Carolina General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	213

TENNESSEE 1.4%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	595	690

TEXAS 7.1%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	750	903
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
5.000% due 12/01/2025	500	598
Houston, Texas General Obligation Bonds, Series 2010
5.000% due 03/01/2021	1,000	1,151
Houston, Texas Utility System Revenue Bonds, Series 2011
5.000% due 11/15/2021	750	894

		3,546

VIRGINIA 1.9%
Henrico County, Virginia General Obligation Bonds, Series 2011
3.000% due 08/01/2024	750	783
Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	168

		951

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 1.0%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2011
5.000% due 02/01/2024	$225	$260
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	212

		472

WISCONSIN 0.6%
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	274

Total Municipal Bonds & Notes (Cost $46,977)		48,831

SHORT-TERM INSTRUMENTS 14.4%

REPURCHASE AGREEMENTS (b) 2.3%
		1,168

U.S. TREASURY BILLS 12.1%
0.146% due 10/01/2015 - 02/18/2016 (a)(d)	5,992	5,992

Total Short-Term Instruments (Cost $7,157)		7,160

Total Investments in Securities (Cost $54,134)		55,991

Total Investments 112.6% (Cost $54,134)		$55,991

Financial Derivative Instruments (c) (9.7%) (Cost or Premiums, net $93)		(4,821)

Other Assets and Liabilities, net (2.9%)		(1,443)

Net Assets 100.0%		$49,727

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,168	U.S. Treasury Notes 0.625% due 02/15/2017	$(1,193)	$1,168	$1,168

Total Repurchase Agreements						$(1,193)	$1,168	$1,168

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Schedule of Investments PIMCO Tax Managed Real Return Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,168	$0	$0	$1,168	$(1,193)	$(25)

Total Borrowings and Other Financing Transactions	$1,168	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Receive	3-Month USD-CPURNSA Index	1.560%	11/05/2016	$2,000	$0	$(46)	$0	$(46)

BRC	Receive	3-Month USD-CPURNSA Index	2.037%	12/31/2017	400	0	(16)	0	(16)
	Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	1,250	1	(134)	0	(133)
	Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	5,292	0	(584)	0	(584)

CBK	Receive	3-Month USD-CPURNSA Index	2.575%	08/14/2024	4,000	0	(468)	0	(468)

DUB	Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	600	0	(20)	0	(20)
	Receive	3-Month USD-CPURNSA Index	1.800%	01/17/2016	3,200	(1)	(65)	0	(66)
	Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	600	0	(37)	0	(37)
	Receive	3-Month USD-CPURNSA Index	1.935%	01/20/2017	400	0	(12)	0	(12)
	Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	600	0	(48)	0	(48)
	Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	600	0	(59)	0	(59)
	Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	600	0	(69)	0	(69)
	Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	600	0	(64)	0	(64)
	Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	600	0	(66)	0	(66)
	Receive	3-Month USD-CPURNSA Index	2.283%	11/01/2024	2,300	0	(186)	0	(186)

MYC	Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	2,793	5	(175)	0	(170)
	Receive	3-Month USD-CPURNSA Index	1.533%	11/07/2016	1,300	0	(29)	0	(29)
	Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	6,792	31	(694)	0	(663)
	Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	3,793	16	(450)	0	(434)
	Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	5,543	35	(625)	0	(590)
	Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	1,500	6	(171)	0	(165)
	Receive	3-Month USD-CPURNSA Index	2.535%	06/05/2023	1,500	0	(181)	0	(181)
	Receive	3-Month USD-CPURNSA Index	2.520%	11/01/2023	6,300	0	(715)	0	(715)

						$93	$(4,914)	$0	$(4,821)

Total Swap Agreements						$93	$(4,914)	$0	$(4,821)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(d)	Securities with an aggregate market value of $5,679 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
BPS	$0	$0	$0	$0	$0	$0	$(46)	$(46)	$(46)	$0	$(46)
BRC	0	0	0	0	0	0	(733)	(733)	(733)	797	64
CBK	0	0	0	0	0	0	(468)	(468)	(468)	263	(205)
DUB	0	0	0	0	0	0	(627)	(627)	(627)	849	222
MYC	0	0	0	0	0	0	(2,947)	(2,947)	(2,947)	3,680	733

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(4,821)	$(4,821)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$0	$0	$4,821	$4,821

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$(1,601)	$(1,601)

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$455	$455

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$574	$0	$574
California	0	1,755	0	1,755
Delaware	0	710	0	710
Florida	0	451	0	451
Georgia	0	562	0	562
Illinois	0	6,660	0	6,660
Indiana	0	1,500	0	1,500
Iowa	0	257	0	257
Louisiana	0	268	0	268
Massachusetts	0	1,951	0	1,951
Mississippi	0	415	0	415
Missouri	0	3,175	0	3,175
Nebraska	0	1,169	0	1,169
New Jersey	0	1,605	0	1,605
New Mexico	0	538	0	538
New York	0	10,092	0	10,092
North Carolina	0	1,945	0	1,945
Ohio	0	6,619	0	6,619

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Oregon	$0	$283	$0	$283
Pennsylvania	0	2,156	0	2,156
South Carolina	0	213	0	213
Tennessee	0	690	0	690
Texas	0	3,546	0	3,546
Virginia	0	951	0	951
Washington	0	472	0	472
Wisconsin	0	274	0	274
Short-Term Instruments
Repurchase Agreements	0	1,168	0	1,168
U.S. Treasury Bills	0	5,992	0	5,992

Total Investments	$0	$55,991	$0	$55,991

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4,821)	$0	$(4,821)

Totals	$0	$51,170	$0	$51,170

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.4%

CORPORATE BONDS & NOTES 1.2%

BANKING & FINANCE 0.4%
ABN AMRO Bank NV
4.750% due 07/28/2025		$100	$99
AGFC Capital Trust
6.000% due 01/15/2067		100	77
American Express Co.
4.900% due 03/15/2020 (e)		300	288
Barclays PLC
5.250% due 08/17/2045		200	202
NBG Finance PLC
4.375% due 04/30/2019	EUR	400	240
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	100	85

			991

INDUSTRIALS 0.2%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	472

UTILITIES 0.6%
AT&T, Inc.
1.257% due 06/30/2020		$300	298
Petrobras Global Finance BV
1.953% due 05/20/2016		200	189
4.375% due 05/20/2023		100	65
5.375% due 01/27/2021		800	586
7.875% due 03/15/2019		400	330

			1,468

Total Corporate Bonds & Notes (Cost $3,202)			2,931

MUNICIPAL BONDS & NOTES 83.6%

ALASKA 1.8%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021		4,000	4,511

ARIZONA 2.1%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2014
0.010% due 11/15/2052		2,200	2,200
Mesa, Arizona General Obligation Bonds, (FGIC Insured), Series 2004
5.000% due 07/01/2018		500	554
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025		2,095	2,429

			5,183

CALIFORNIA 9.4%
California Health Facilities Financing Authority Revenue Bonds, Series 2014
5.000% due 10/01/2027		3,000	3,579
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018		2,500	2,764
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018		500	559
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027		8,270	7,950
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)		1,000	866

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019	$125	$143
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,696
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	1,875	2,203
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,680	1,948
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,151
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	499

		23,358

COLORADO 10.1%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	15,040	16,840
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	5,250
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027	2,520	2,983

		25,073

FLORIDA 7.5%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,879
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,676
Florida State General Obligation Bonds, Series 2013
5.000% due 06/01/2026	8,000	9,526
Florida State General Obligation Notes, Series 2010
5.000% due 06/01/2020	1,000	1,167
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	444

		18,692

GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,814

ILLINOIS 1.7%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,015
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	113
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,028

		4,156

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 2.5%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	$500	$555
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,700

		6,255

IOWA 2.3%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,786
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	3,985	3,984

		5,770

KANSAS 0.2%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	392

MARYLAND 0.3%
University System of Maryland Revenue Notes, Series 2006
5.000% due 10/01/2015	825	825

MASSACHUSETTS 1.9%
Commonwealth of Massachusetts General Obligation Bonds, (IBC/NPFGC Insured), Series 2002
5.500% due 08/01/2019	150	175
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,074
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,362
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,114

		4,725

MICHIGAN 2.2%
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	2,000	2,070
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,483

		5,553

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,346

NEBRASKA 0.2%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	432

NEW JERSEY 3.3%
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,626

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	$4,775	$5,595

		8,221

NEW YORK 16.2%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 1999
0.010% due 11/01/2028	4,000	4,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	535
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	560
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,526
5.250% due 06/15/2044	4,300	4,879
5.375% due 06/15/2043	3,000	3,512
New York City, New York Water & Sewer System Revenue Bonds, Series 2013
0.010% due 06/15/2050	450	450
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,139
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2028	3,000	3,532
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 03/15/2021	2,730	3,217
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,141
New York State Urban Development Corp. Revenue Bonds, Series 2013
5.000% due 03/15/2027	3,000	3,500
Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	101
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	3,009
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,690
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	3,500	4,149
Utility Debt Securitization Authority, New York Revenue Notes, Series 2013
5.000% due 06/15/2018	1,500	1,548

		40,488

NORTH CAROLINA 0.5%
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	529
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	763

		1,292

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 6.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	$2,600	$2,153
6.500% due 06/01/2047	7,350	6,585
Lancaster Port Authority, Ohio Revenue Notes, Series 2014
0.732% due 02/01/2019	500	494
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	2,827
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	4,500	4,604
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	113

		16,776

OKLAHOMA 0.7%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,727

OREGON 0.2%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (FGIC Insured), Series 2005
5.250% due 06/15/2018	500	557

PENNSYLVANIA 0.5%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	554
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	677

		1,231

SOUTH CAROLINA 2.9%
South Carolina Educational Facilities Authority Revenue Bonds, Series 2006
0.010% due 10/01/2039	7,150	7,150

TENNESSEE 0.5%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,214

TEXAS 4.9%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	161
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,146
5.000% due 11/01/2020	1,000	1,168
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,128
Houston, Texas Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	283
Leander Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2011
4.000% due 08/15/2020	3,290	3,699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	$1,500	$1,671
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	562
San Antonio, Texas City Public Service Board Revenue Notes, Series 2009
5.000% due 02/01/2019	500	565
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	139
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,629
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	107

		12,258

VIRGINIA 0.2%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	443

WASHINGTON 2.6%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,063
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	284
5.250% due 01/01/2039	500	569
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2019	2,500	2,824
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,156
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	500	577

		6,473

WISCONSIN 1.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	2,200	2,483
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	139

		2,622

Total Municipal Bonds & Notes (Cost $193,995)		208,537

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
0.314% due 03/25/2034	44	44
1.094% due 04/25/2032	40	41
Freddie Mac
1.712% due 10/25/2021 (a)	672	52

Total U.S. Government Agencies (Cost $129)		137

U.S. TREASURY OBLIGATIONS 5.9%
U.S. Treasury Inflation Protected Securities (d)
0.750% due 02/15/2045 (g)	1,115	970
1.375% due 02/15/2044 (i)(k)	6,963	7,086

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028 (k)		$342	$379
2.000% due 01/15/2026 (k)		361	405
2.375% due 01/15/2025 (k)		633	730
2.375% due 01/15/2027 (k)		592	694
U.S. Treasury Notes
2.000% due 08/15/2025 (g)		4,300	4,280
2.125% due 05/15/2025 (k)		150	151

Total U.S. Treasury Obligations (Cost $16,210)			14,695

MORTGAGE-BACKED SECURITIES 3.6%
American Home Mortgage Assets Trust
1.159% due 09/25/2046 ^		44	31
Banc of America Commercial Mortgage Trust
5.733% due 04/10/2049		80	84
Banc of America Funding Trust
2.678% due 06/20/2032		53	53
Bear Stearns Adjustable Rate Mortgage Trust
2.742% due 03/25/2035		193	181
2.833% due 02/25/2034		119	117
Bear Stearns ALT-A Trust
4.326% due 05/25/2036 ^		2,711	1,921
Countrywide Home Loan Mortgage Pass-Through Trust
2.766% due 08/25/2034 ^		37	33
Credit Suisse First Boston Mortgage Securities Corp.
2.285% due 07/25/2033		33	33
EMF-NL Prime BV
0.781% due 04/17/2041	EUR	85	87
Eurosail BV
1.481% due 10/17/2040		87	95
GSR Mortgage Loan Trust
2.334% due 06/25/2034		$45	43
5.750% due 01/25/2037		47	46
IndyMac Mortgage Loan Trust
0.494% due 07/25/2035		2,845	2,465
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		52	54
MASTR Adjustable Rate Mortgages Trust
2.217% due 05/25/2034		182	182

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.067% due 08/15/2032	$308	$294
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^	294	214
Structured Asset Mortgage Investments Trust
0.466% due 07/19/2035	88	76
Thornburg Mortgage Securities Trust
1.444% due 06/25/2037	181	159
2.096% due 06/25/2037	735	705
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045	226	232
6.150% due 02/15/2051	272	290
WaMu Mortgage Pass-Through Certificates Trust
1.583% due 08/25/2042	42	40
2.125% due 03/25/2037 ^	1,449	1,287
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 01/25/2035	173	175

Total Mortgage-Backed Securities (Cost $8,498)		8,897

ASSET-BACKED SECURITIES 5.0%
Citigroup Mortgage Loan Trust, Inc.
0.334% due 08/25/2036	129	117
Countrywide Asset-Backed Certificates
0.334% due 08/25/2037	965	873
0.344% due 01/25/2037	3,272	3,129
Credit-Based Asset Servicing and Securitization LLC
4.114% due 12/25/2035	522	517
IXIS Real Estate Capital Trust
0.424% due 01/25/2037	160	80
JPMorgan Mortgage Acquisition Trust
0.339% due 10/25/2036	776	728
Option One Mortgage Loan Trust
5.611% due 01/25/2037 ^	832	835
Residential Asset Mortgage Products Trust
0.394% due 03/25/2036	79	79
Residential Asset Securities Corp. Trust
0.374% due 04/25/2036	184	174

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.454% due 07/25/2036		$3,700	$2,247
0.594% due 02/25/2036		1,570	1,251
6.228% due 04/25/2032		6	6
Sierra Madre Funding Ltd.
0.604% due 09/07/2039		3,150	2,505

Total Asset-Backed Securities (Cost $8,971)			12,541

SOVEREIGN ISSUES 0.6%
Republic of Greece Government International Bond
3.000% due 02/24/2034	EUR	1,400	934
4.750% due 04/17/2019		700	684

Total Sovereign Issues (Cost $1,327)			1,618

SHORT-TERM INSTRUMENTS 5.4%

REPURCHASE AGREEMENTS (f) 2.3%
			5,633

U.S. TREASURY BILLS 3.1%
0.087% due 10/01/2015 - 02/11/2016 (b)(k)		$7,713	7,713

Total Short-Term Instruments (Cost $13,344)			13,346

Total Investments in Securities (Cost $245,676)			262,702

Total Investments 105.4% (Cost $245,676)			$262,702

Financial Derivative Instruments (h)(j) (5.1%) (Cost or Premiums, net $(11,862))			(12,706)

Other Assets and Liabilities, net (0.3%)			(747)

Net Assets 100.0%			$249,249

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$5,633	U.S. Treasury Notes 4.875% due 08/15/2016	$(5,748)	$5,633	$5,633

Total Repurchase Agreements						$(5,748)	$5,633	$5,633

(1)	Includes accrued interest.

78	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.190%	09/25/2015	10/09/2015	$(4,246)	$(4,246)

Total Reverse Repurchase Agreements					$(4,246)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPS	(0.112%)	08/06/2015	11/05/2015	EUR (1,123)	$(1,214)
	(0.092%)	08/14/2015	11/05/2015	(2,440)	(2,682)
GSC	0.660%	09/24/2015	10/01/2015	$ (994)	(994)

Total Sale-Buyback Transactions					$(4,890)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $11,689 at a weighted average interest rate of 0.038%.
(3)	Payable for sale-buyback transactions includes $13 of deferred price drop

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$ 4,400	$(4,422)	$(4,462)
Fannie Mae	3.500%	10/01/2045	10,900	(11,292)	(11,375)
Fannie Mae	4.500%	10/01/2045	24,900	(26,951)	(27,001)

Total Short Sales				$(42,665)	$(42,838)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $9,167 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
JPS	$0	$(4,246)	$0	$(4,246)	$4,280	$34
SSB	5,633	0	0	5,633	(5,748)	(115)

Master Securities Forward Transaction Agreement
BPS	0	0	(3,896)	(3,896)	3,917	21
GSC	0	0	(994)	(994)	970	(24)

Total Borrowings and Other Financing Transactions	$5,633	$(4,246)	$(4,890)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(4,246)	$0	$0	$(4,246)

Total	$0	$(4,246)	$0	$0	$(4,246)

Sale-Buyback Transactions
Sovereign Issues	0	0	(3,896)	0	(3,896)
U.S. Treasury Obligations	(994)	0	0	0	(994)

Total	$(994)	$0	$(3,896)	$0	$(4,890)

Total Borrowings	$(994)	$(4,246)	$(3,896)	$0	$(9,136)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(9,136)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$127.750	11/20/2015	300	$3	$2
Call - CBOT U.S. Treasury 10-Year Note December Futures	147.000	11/20/2015	172	1	3
Call - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	250.000	11/20/2015	50	0	1

Total Purchased Options				$4	$6

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	212	$215	$0	$(8)
90-Day Eurodollar December Futures	Short	12/2016	583	(919)	22	0
90-Day Eurodollar June Futures	Short	06/2016	65	(63)	2	0
90-Day Eurodollar March Futures	Short	03/2017	48	(68)	2	0
90-Day Eurodollar September Futures	Short	09/2016	53	(67)	2	0
Australia Government 10-Year Bond December Futures	Long	12/2015	3	3	2	0
Canada Government 10-Year Bond December Futures	Short	12/2015	35	40	7	(5)
Euro currency December Futures	Long	12/2015	120	17	0	(140)
Euro-Bund 10-Year Bond December Futures	Short	12/2015	6	(15)	0	(1)
U.S. Treasury 5-Year Note December Futures	Short	12/2015	240	(118)	7	0
U.S. Treasury 10-Year Note December Futures	Short	12/2015	34	(17)	3	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	26	(73)	15	0
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2015	100	337	69	0

Total Futures Contracts				$(728)	$131	$(154)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$8,712	$254	$(234)	$31	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	100	0	0	0	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	16,300	87	(214)	1	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	2,400	9	(1)	0	(1)

				$350	$(449)	$32	$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

80	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month SEK-LIBOR	2.500%	09/15/2016	SEK	15,100	$50	$(32)	$0	$0
Receive	3-Month USD-LIBOR	1.000%	12/17/2016	$	12,000	(98)	(66)	2	0
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		150,400	(496)	(502)	22	0
Receive	3-Month USD-LIBOR	1.500%	12/17/2017		153,300	(2,955)	(2,631)	45	0
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		37,300	(1,003)	(756)	13	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		600	15	6	0	(1)
Receive	3-Month USD-LIBOR	2.750%	06/17/2025		5,800	(440)	(258)	6	0
Receive	3-Month USD-LIBOR	2.330%	08/19/2025		2,500	(79)	(69)	2	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		4,000	(156)	(32)	4	0
Receive	3-Month USD-LIBOR	2.500%	06/19/2028		600	(24)	(26)	1	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		6,900	(421)	(434)	14	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		6,400	(256)	(240)	20	0
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020	GBP	1,600	(37)	(26)	0	(2)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		4,100	(165)	(125)	0	(13)
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	7,700	0	3	2	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		27,500	(6)	(6)	9	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		8,700	(2)	(2)	3	0
Pay	28-Day MXN-TIIE	5.580%	11/10/2021		1,200	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	5.890%	03/26/2025		2,800	(6)	(6)	1	0
Pay	28-Day MXN-TIIE	6.530%	06/05/2025		2,000	2	1	1	0
Pay	28-Day MXN-TIIE	6.360%	06/09/2025		16,500	2	2	7	0
Pay	28-Day MXN-TIIE	7.635%	06/09/2025		5,200	1	1	1	0

						$(6,075)	$(5,199)	$153	$(16)

Total Swap Agreements						$(5,725)	$(5,648)	$185	$(17)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $774 and cash of $5,171 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$6	$131	$185	$322	$0	$(154)	$(17)	$(171)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	1,924	$		1,421	$70	$0
	11/2015		CNY	11,895			1,899	34	0

BOA	11/2015			3,764			601	11	0
	11/2015	$		2,639		AUD	3,776	5	0
	11/2015			1,197		JPY	148,600	42	0
	05/2016		BRL	6,336	$		1,807	313	0

BPS	08/2016		CNY	7,279			1,100	0	(14)

BRC	11/2015			35,701			5,471	0	(125)
	12/2015	$		152		MXN	2,597	0	0

CBK	10/2015		GBP	59	$		91	1	0
	10/2015		SGD	2,888			2,063	34	0
	10/2015	$		3,358		SGD	4,812	23	0
	11/2015		CNY	1,654	$		264	5	0
	12/2015		SGD	4,812			3,348	0	(25)
	05/2016		BRL	10,025			2,871	509	0

DUB	10/2015			25,689			6,413	0	(67)
	10/2015	$		6,466		BRL	25,689	14	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015		CNY	9,726	$		1,553	$28	$0
	11/2015	$		6,348		BRL	25,689	61	0
	10/2016		JPY	253,014	$		3,576	1,447	0

FBF	12/2015	$		119		MXN	2,044	2	0

GLM	10/2015		TWD	66,583	$		2,041	26	0
	10/2015	$		6,653		EUR	5,884	0	(78)
	11/2015		AUD	3,507	$		2,474	18	0
	12/2015		MXN	6,500			384	2	0

HUS	10/2015		EUR	20,737			23,632	460	0
	10/2015		JPY	823,486			6,893	29	0
	10/2015		KRW	5,283,104			4,647	193	0
	11/2015		CNY	4,003			639	12	0
	01/2016			33,793			5,190	0	(58)
	08/2016			11,014			1,665	0	(20)
	01/2021		BRL	300			46	1	0

JPM	10/2015			25,689			6,466	0	(14)
	10/2015		GBP	47			72	1	0
	10/2015	$		7,136		BRL	25,689	0	(656)
	10/2015			3,930		EUR	3,494	0	(26)
	10/2015			772		KRW	895,906	0	(17)
	11/2015		CAD	786	$		596	7	0
	11/2015		EUR	2,549			2,864	14	0
	11/2015	$		94		INR	6,118	0	(1)
	05/2016		BRL	8,660	$		2,457	416	0

MSB	10/2015		EUR	2,317			2,611	22	0
	10/2015	$		6,857		JPY	823,486	8	0
	11/2015		JPY	823,486	$		6,860	0	(8)
	05/2016		BRL	2,128			604	102	0

NGF	10/2015	$		1,022		KRW	1,184,243	0	(24)

SCX	10/2015		KRW	2,435,612	$		2,066	13	0
	08/2016		CNY	5,294			800	0	(10)

SOG	08/2016			1,322			200	0	(2)

UAG	10/2015		EUR	1,071			1,194	0	(3)
	10/2015	$		16,497		EUR	14,747	0	(19)
	11/2015		CNY	11,968	$		1,911	35	0
	11/2015		EUR	14,747			16,505	19	0
	11/2015	$		7,685		JPY	922,600	10	0
	08/2016		CNY	1,553	$		235	0	(3)

Total Forward Foreign Currency Contracts								$3,987	$(1,170)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.950%	10/21/2015	$	5,000	$1	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR 4,630	$77	$40

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$ 1,100	7	18

BRC	Call - OTC USD versus CNH		6.500	02/02/2016	132	3	2
	Call - OTC USD versus CNH		7.500	02/02/2016	132	1	0

FBF	Call - OTC USD versus CNH		6.400	02/02/2016	132	4	2
	Call - OTC USD versus CNH		7.400	02/02/2016	132	1	0

HUS	Put - OTC USD versus CNH		6.443	08/16/2016	1,600	9	27
	Put - OTC USD versus CNH		6.442	08/17/2016	1,100	6	19

JPM	Call - OTC USD versus CNH		6.400	02/02/2016	1,858	50	34
	Call - OTC USD versus CNH		7.400	02/02/2016	1,858	11	4

SOG	Put - OTC USD versus CNH		6.444	08/17/2016	200	1	3

UAG	Call - OTC USD versus CNH		6.500	02/02/2016	1,859	39	24
	Call - OTC USD versus CNH		7.500	02/02/2016	1,859	10	3

						$219	$176

82	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.210%	04/25/2016	$	8,300	$332	$4

CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		8,400	9	28

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		5,200	6	17
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		39,700	44	133
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		6,400	319	171
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		4,700	235	132

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		46,500	12	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		49,200	55	162

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		2,000	55	38

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		24,900	25	82
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		29,700	33	98
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		53,800	126	8
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		52,900	137	11
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		26,400	191	256

								$1,579	$1,140

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 08/15/2017)	1.625%	3-Month USD-LIBOR	08/15/2019	$94,200	$603	$1,133

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.000% due 11/01/2045	$112.188	11/05/2015	$ 5,800	$0	$0
	Call - OTC Fannie Mae 3.500% due 11/01/2045	113.406	11/05/2015	11,000	0	0
	Call - OTC Fannie Mae 4.000% due 11/01/2045	114.188	11/05/2015	25,000	1	0
	Call - OTC Fannie Mae 4.500% due 11/01/2045	115.125	11/05/2015	20,000	1	0

					$2	$0

Total Purchased Options					$2,404	$2,449

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$1,800	$(3)	$(4)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015	2,300	(1)	0
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015	2,300	(3)	(5)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015	2,300	(2)	0
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015	2,300	(3)	(7)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015	3,200	(6)	(4)

						$(18)	$(20)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	4,630	$(30)	$(11)
	Call - OTC EUR versus USD		1.154	12/04/2015		4,630	(46)	(30)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016	$	265	(9)	(24)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		1,100	(14)	(14)

BRC	Call - OTC USD versus CNH		7.000	02/02/2016		264	(3)	(1)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		1,330	(21)	(111)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		264	(3)	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016	$	1,600	$(19)	$(21)
	Call - OTC USD versus CNH		6.975	08/17/2016		1,100	(13)	(14)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		899	(29)	(80)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		3,717	(39)	(18)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		200	(2)	(3)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		3,717	(34)	(15)

							$(262)	$(343)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$900	$(2)	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015	2,800	(30)	(45)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	5,100	(62)	(131)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	13,100	(161)	0

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017	4,600	(84)	(27)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017	5,900	(122)	(32)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017	9,200	(160)	(48)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	10,200	(144)	(261)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016	2,000	(55)	(72)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	52,900	(111)	(10)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016	52,900	(111)	(13)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016	11,100	(136)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017	26,800	(460)	(129)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015	3,500	(17)	(31)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015	3,500	(17)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015	8,600	(105)	(88)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016	6,400	(72)	(29)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016	6,000	(191)	(222)

							$(2,040)	$(1,145)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 08/15/2017)	1.000%	3-Month USD-LIBOR	08/15/2019	$	188,400	$(603)	$(1,183)

Total Written Options							$(2,923)	$(2,691)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	105	$464,623	EUR	13,793	$(3,646)
Sales	26	80,030		30,624	(902)
Closing Buys	(131)	(63,064)		(21,006)	1,080
Expirations	0	(19,200)		(9,792)	183
Exercised	0	(19,833)		(4,359)	362

Balance at End of Period	0	$442,556	EUR	9,260	$(2,923)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Standard Chartered PLC	(1.000%	)	06/20/2017	1.074%	EUR	100	$3	$(3)	$0	$0
	Sweden Government International Bond	(0.250%	)	09/20/2021	0.162%	$	900	17	(22)	0	(5)

84	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Sweden Government International Bond	(0.250%	)	09/20/2021	0.162%	$	300	$5	$(6)	$0	$(1)

CBK	Rabobank Group	(1.000%	)	03/20/2017	0.392%	EUR	300	4	(7)	0	(3)
	Standard Chartered PLC	(1.000%	)	06/20/2017	1.074%		200	7	(7)	0	0

FBF	Noble Corp.	(1.000%	)	03/20/2017	2.664%	$	200	0	5	5	0

GST	Standard Chartered PLC	(1.000%	)	06/20/2017	1.074%	EUR	200	7	(7)	0	0
	Stanley Black & Decker, Inc.	(1.000%	)	09/20/2017	0.254%	$	200	(3)	0	0	(3)

								$40	$(47)	$5	$(12)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2023	0.907%	$	100	$(4)	$5	$1	$0
	Dell, Inc.	1.000%	12/20/2019	2.645%		2,200	(121)	(21)	0	(142)
	Spain Government International Bond	1.000%	09/20/2019	0.851%		8,500	153	(102)	51	0

BPS	Slovenia Government International Bond	1.000%	06/20/2019	0.822%		6,500	(130)	174	44	0

BRC	Brazil Government International Bond	1.000%	12/20/2016	3.246%		100	(1)	(2)	0	(3)

CBK	Dell, Inc.	1.000%	09/20/2019	2.500%		3,800	(196)	(16)	0	(212)

DUB	Ally Financial, Inc.	5.000%	12/20/2020	2.172%		600	26	55	81	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2020	0.618%		500	(6)	15	9	0
	Brazil Government International Bond	1.000%	12/20/2016	3.246%		100	(1)	(2)	0	(3)

FBF	Finmeccanica Finance S.A.	5.000%	03/20/2019	1.263%	EUR	100	16	(2)	14	0
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.863%	$	2,200	414	(102)	312	0

GST	Brazil Government International Bond	1.000%	12/20/2016	3.246%		200	(3)	(2)	0	(5)
	Community Health Systems, Inc.	5.000%	12/20/2016	0.727%		4,300	419	(187)	232	0
	Dell, Inc.	1.000%	12/20/2019	2.645%		1,700	(91)	(18)	0	(109)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	3.471%		100	(6)	5	0	(1)
	Sprint Communications, Inc.	5.000%	12/20/2019	8.283%		1,900	176	(379)	0	(203)

JPM	Brazil Government International Bond	1.000%	12/20/2016	3.246%		100	(1)	(2)	0	(3)
	China Government International Bond	1.000%	12/20/2019	1.030%		3,400	26	(29)	0	(3)
	Italy Government International Bond	1.000%	06/20/2019	0.900%		3,500	(39)	53	14	0

MYC	Italy Government International Bond	1.000%	06/20/2019	0.900%		7,100	(83)	111	28	0
	Italy Government International Bond	1.000%	12/20/2019	0.964%		1,500	(3)	6	3	0
	Spain Government International Bond	1.000%	09/20/2019	0.851%		7,900	133	(85)	48	0

							$678	$(525)	$837	$(684)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037	$79	$41	$(24)	$17	$0

GST	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037	237	122	(73)	49	0

MYC	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037	396	204	(122)	82	0

						$ 367	$(219)	$148	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$ 17,429	$(3,576)	$353	$0	$(3,223)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	200	27	(5)	22	0

BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	8,715	(1,794)	183	0	(1,611)

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	200	27	(5)	22	0

GST	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	8,715	(1,810)	199	0	(1,611)
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	84	0	0	0	0

JPM	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	27,189	(5,467)	440	0	(5,027)

					$(12,593)	$1,165	$44	$(11,472)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	125	$0	$17	$17	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		10	0	0	0	0
	Pay	1-Year BRL-CDI	12.360%	01/02/2018	BRL	4,300	7	(68)	0	(61)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		5,600	37	(198)	0	(161)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		1,200	0	(25)	0	(25)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	2,200	(3)	(1)	0	(4)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	60	0	8	8	0
	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	9,700	1	(327)	0	(326)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		26,300	20	(624)	0	(604)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		1,600	1	(35)	0	(34)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		15,500	1	(298)	0	(297)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	2,000	0	(3)	0	(3)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	50	0	3	3	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	1,200	1	(26)	0	(25)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		2,100	0	(37)	0	(37)

DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017		300	0	0	0	0
	Pay	1-Year BRL-CDI	12.360%	01/02/2018		6,000	10	(95)	0	(85)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		1,300	0	(30)	0	(30)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		13,200	14	(294)	0	(280)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		8,300	0	(159)	0	(159)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		2,000	0	(35)	0	(35)

FBF	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	90	0	13	13	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		38	0	2	2	0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		10	0	0	0	0
	Pay	1-Year BRL-CDI	12.360%	01/02/2018	BRL	12,100	20	(192)	0	(172)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		5,700	10	(131)	0	(121)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		4,200	0	(74)	0	(74)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	1,050	0	17	17	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	10,400	0	(7)	0	(7)
	Pay	1-Year BRL-CDI	12.180%	01/02/2018		5,000	0	(78)	0	(78)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		2,600	3	(58)	0	(55)

86	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	1-Year BRL-CDI	12.810%	01/04/2021	BRL	9,800	$9	$(183)	$0	$(174)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		4,000	0	2	2	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	1,400	(5)	0	0	(5)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		4,900	0	5	5	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		7,800	(1)	(97)	0	(98)

HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	7,700	0	(5)	0	(5)
	Pay	1-Year BRL-CDI	12.180%	01/02/2018		5,100	2	(81)	0	(79)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		3,600	(7)	(76)	0	(83)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		1,300	1	(29)	0	(28)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		2,100	(1)	(36)	0	(37)

JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	100	1	11	12	0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		70	0	10	10	0
	Pay	1-Year BRL-CDI	12.180%	01/02/2018	BRL	5,200	1	(82)	0	(81)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		2,600	2	(57)	0	(55)
	Pay	1-Year BRL-CDI	13.155%	01/04/2021		42,100	0	(626)	0	(626)

UAG	Pay	1-Year BRL-CDI	12.055%	01/04/2021		19,300	37	(480)	0	(443)

							$161	$(4,459)	$89	$(4,387)

Total Swap Agreements							$(11,347)	$(4,085)	$1,123	$(16,555)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $15,904 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$104	$0	$0	$104	$0	$0	$0	$0	$104	$0	$104
BOA	371	44	91	506	0	(241)	(3,621)	(3,862)	(3,356)	3,256	(100)
BPS	0	18	52	70	(14)	(14)	(1,265)	(1,293)	(1,223)	1,640	417
BRC	0	2	17	19	(125)	(10)	(1,614)	(1,749)	(1,730)	1,574	(156)
CBK	572	28	25	625	(25)	0	(277)	(302)	323	(550)	(227)
DUB	1,550	453	90	2,093	(67)	(107)	(592)	(766)	1,327	(1,659)	(332)
FBF	2	2	346	350	0	(112)	(367)	(479)	(129)	261	132
GLM	46	1,295	24	1,365	(78)	(1,444)	(417)	(1,939)	(574)	291	(283)
GST	0	0	281	281	0	0	(1,932)	(1,932)	(1,651)	1,572	(79)
HUS	695	46	0	741	(78)	(35)	(232)	(345)	396	(630)	(234)
JPM	438	76	26	540	(714)	(181)	(5,033)	(5,928)	(5,388)	5,515	127
MSB	132	0	0	132	(8)	0	0	(8)	124	(20)	104
MYC	0	455	171	626	0	(529)	(762)	(1,291)	(665)	960	295
NGF	0	0	0	0	(24)	0	0	(24)	(24)	0	(24)
SCX	13	0	0	13	(10)	0	0	(10)	3	312	315
SOG	0	3	0	3	(2)	(3)	0	(5)	(2)	0	(2)
UAG	64	27	0	91	(25)	(15)	(443)	(483)	(392)	523	131

Total Over the Counter	$3,987	$2,449	$1,123	$7,559	$(1,170)	$(2,691)	$(16,555)	$(20,416)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	87

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$6	$6
Futures	0	0	0	0	131	131
Swap Agreements	0	32	0	0	153	185

	$0	$32	$0	$0	$290	$322

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,987	$0	$3,987
Purchased Options	0	0	0	176	2,273	2,449
Swap Agreements	0	1,034	0	0	89	1,123

	$0	$1,034	$0	$4,163	$2,362	$7,559

	$0	$1,066	$0	$4,163	$2,652	$7,881

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$140	$14	$154
Swap Agreements	0	1	0	0	16	17

	$0	$1	$0	$140	$30	$171

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,170	$0	$1,170
Written Options	0	20	0	343	2,328	2,691
Swap Agreements	0	12,168	0	0	4,387	16,555

	$0	$12,188	$0	$1,513	$6,715	$20,416

	$0	$12,189	$0	$1,653	$6,745	$20,587

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(7)	$(7)
Written Options	0	0	0	0	58	58
Futures	0	0	0	142	(1,549)	(1,407)
Swap Agreements	0	153	0	0	(3,081)	(2,928)

	$0	$153	$0	$142	$(4,579)	$(4,284)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,658)	$0	$(1,658)
Purchased Options	0	(3)	0	(33)	(77)	(113)
Written Options	0	8	0	238	815	1,061
Swap Agreements	0	(289)	0	0	(809)	(1,098)

	$0	$(284)	$0	$(1,453)	$(71)	$(1,808)

	$0	$(131)	$0	$(1,311)	$(4,650)	$(6,092)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$25	$25
Futures	0	0	0	448	634	1,082
Swap Agreements	0	(503)	0	0	1,089	586

	$0	$(503)	$0	$448	$1,748	$1,693

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(999)	$0	$(999)
Purchased Options	0	2	0	14	286	302
Written Options	0	(3)	0	995	(149)	843
Swap Agreements	0	70	0	0	(3,140)	(3,070)

	$0	$69	$0	$10	$(3,003)	$(2,924)

	$0	$(434)	$0	$458	$(1,255)	$(1,231)

88	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$991	$0	$991
Industrials	0	472	0	472
Utilities	0	1,468	0	1,468
Municipal Bonds & Notes
Alaska	0	4,511	0	4,511
Arizona	0	5,183	0	5,183
California	0	23,358	0	23,358
Colorado	0	25,073	0	25,073
Florida	0	18,692	0	18,692
Georgia	0	1,814	0	1,814
Illinois	0	4,156	0	4,156
Indiana	0	6,255	0	6,255
Iowa	0	5,770	0	5,770
Kansas	0	392	0	392
Maryland	0	825	0	825
Massachusetts	0	4,725	0	4,725
Michigan	0	5,553	0	5,553
Minnesota	0	1,346	0	1,346
Nebraska	0	432	0	432
New Jersey	0	8,221	0	8,221
New York	0	40,488	0	40,488
North Carolina	0	1,292	0	1,292
Ohio	0	16,776	0	16,776
Oklahoma	0	1,727	0	1,727
Oregon	0	557	0	557
Pennsylvania	0	1,231	0	1,231
South Carolina	0	7,150	0	7,150
Tennessee	0	1,214	0	1,214
Texas	0	12,258	0	12,258

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Virginia	$0	$443	$0	$443
Washington	0	6,473	0	6,473
Wisconsin	0	2,622	0	2,622
U.S. Government Agencies	0	137	0	137
U.S. Treasury Obligations	0	14,695	0	14,695
Mortgage-Backed Securities	0	8,897	0	8,897
Asset-Backed Securities	0	12,541	0	12,541
Sovereign Issues	0	1,618	0	1,618
Short-Term Instruments
Repurchase Agreements	0	5,633	0	5,633
U.S. Treasury Bills	0	7,713	0	7,713

Total Investments	$0	$262,702	$0	$262,702

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,838)	$0	$(42,838)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	131	191	0	322
Over the counter	0	7,559	0	7,559
	$131	$7,750	$0	$7,881

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(154)	(17)	0	(171)
Over the counter	0	(20,416)	0	(20,416)
	$(154)	$(20,433)	$0	$(20,587)

Totals	$(23)	$207,181	$0	$207,158

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

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(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data

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reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations

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about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported

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Notes to Financial Statements (Cont.)

sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and

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principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

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Notes to Financial Statements (Cont.)

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO California Intermediate Municipal Bond Fund	$20	$0	$(20)	$0	$0	$0	$0	$0
PIMCO California Municipal Bond Fund	103	0	(103)	0	0	0	0	0
PIMCO California Short Duration Municipal Income Fund	183	0	(183)	0	0	0	0	0
PIMCO High Yield Municipal Bond Fund	23	0	(23)	0	0	0	0	0
PIMCO Municipal Bond Fund	21	0	(21)	0	0	0	0	0
PIMCO National Intermediate Municipal Bond Fund	153	0	(153)	0	0	0	0	0
PIMCO New York Municipal Bond Fund	145	0	(145)	0	0	0	0	0
PIMCO Short Duration Municipal Income Fund	16	0	(16)	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO California Intermediate Municipal Bond Fund	$5,510	$20,915	$(17,000)	$(1)	$(1)	$9,423	$14	$0
PIMCO California Municipal Bond Fund	401	3,201	(3,200)	0	0	402	1	0
PIMCO California Short Duration Municipal Income Fund	6,724	47,726	(48,300)	0	(3)	6,147	25	0
PIMCO High Yield Municipal Bond Fund	36,036	162,380	(149,100)	0	(12)	49,304	80	0
PIMCO Municipal Bond Fund	18,442	172,276	(160,600)	(5)	(4)	30,109	76	0
PIMCO National Intermediate Municipal Bond Fund	1,904	8,810	(8,400)	(1)	0	2,313	10	0
PIMCO New York Municipal Bond Fund	7,909	28,615	(34,700)	(4)	3	1,823	16	0
PIMCO Short Duration Municipal Income Fund	30,518	39,535	(57,700)	1	(3)	12,351	35	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

96	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2015 (Unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

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Notes to Financial Statements (Cont.)

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate-Capped Options  Certain Funds may write or purchase interest rate-capped options to enhance returns or for hedging opportunities. When a Fund writes an interest rate-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Portfolio purchases an interest rate capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment,

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for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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Notes to Financial Statements (Cont.)

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of

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default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

Certain Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to

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Notes to Financial Statements (Cont.)

various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of certain Funds could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for certain Funds to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

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All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”)

govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	103

Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A and C Classes
PIMCO California Intermediate Municipal Bond Fund	0.225%	0.22%	0.32%	N/A	0.30%	0.30%
PIMCO California Municipal Bond Fund	0.21%	0.23%	0.33%	N/A	0.33%	0.33%
PIMCO California Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	N/A	0.30%	0.30%
PIMCO High Yield Municipal Bond Fund	0.30%	0.25%	0.35%	N/A	0.30%	0.30%
PIMCO Municipal Bond Fund	0.20%	0.24%	0.34%	0.24%	0.30%	0.30%
PIMCO National Intermediate Municipal Bond Fund	0.22%	0.23%	0.33%	N/A	0.33%	0.33%
PIMCO New York Municipal Bond Fund	0.225%	0.22%	0.32%	N/A	0.30%	0.30%
PIMCO Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.15%	0.30%	0.30%
PIMCO Tax Managed Real Return Fund	0.25%	0.20%	0.30%	N/A	0.35%	0.35%
PIMCO Unconstrained Tax Managed Bond Fund	0.40%	0.30%	0.40%	N/A	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act

(the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan

104	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2015 (Unaudited)

permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds	0.30%	0.25%
PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond and PIMCO Tax Managed Real Return Funds	0.50%	0.25%
All other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has agreed to waive a portion of the PIMCO California Municipal Bond and PIMCO National Intermediate Municipal Bond Funds’ Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2015, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO California Municipal Bond Fund	$36
PIMCO National Intermediate Municipal Bond Fund	28

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	105

Notes to Financial Statements (Cont.)

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO High Yield Municipal Bond Fund	$2,618	$4,820
PIMCO Municipal Bond Fund	5,393	5,835
PIMCO National Intermediate Municipal Bond Fund	844	0
PIMCO New York Municipal Bond Fund	1,787	0
PIMCO Short Duration Municipal Income Fund	1,066	0
PIMCO Tax Managed Real Return Fund	0	4,325
PIMCO Unconstrained Tax Managed Bond Fund	702	4,328

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$0	$0	$15,989	$15,364
PIMCO California Municipal Bond Fund	0	0	3,661	3,413
PIMCO California Short Duration Municipal Income Fund	0	0	24,725	34,119
PIMCO High Yield Municipal Bond Fund	1,419	1,421	162,947	113,654
PIMCO Municipal Bond Fund	0	0	190,796	227,514
PIMCO National Intermediate Municipal Bond Fund	0	0	10,552	7,252
PIMCO New York Municipal Bond Fund	0	0	35,568	30,842
PIMCO Short Duration Municipal Income Fund	0	0	33,717	44,756
PIMCO Tax Managed Real Return Fund	0	0	12,460	23,919
PIMCO Unconstrained Tax Managed Bond Fund	550,644	556,492	53,363	101,452

†	A zero balance may reflect actual amounts rounding to less than one thousand.

106	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2015 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Municipal Bond Fund (1)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	742	$7,237	2,042	$20,032	0	$0	47	$482
Class P	157	1,534	1,304	12,766	1	2	1	6
Administrative Class	0	0	0	0	0	0	0	0
Class D	6	55	48	472	0	7	15	148
Class A	501	4,888	1,206	11,858	25	259	127	1,311
Class B	0	0	0	0	0	0	0	0
Class C	83	816	293	2,878	44	444	124	1,282
Issued as reinvestment of distributions
Institutional Class	68	663	136	1,338	5	56	11	115
Class P	14	134	23	227	0	1	0	3
Administrative Class	0	0	0	0	0	0	0	0
Class D	3	30	7	72	1	6	1	10
Class A	32	315	74	723	2	23	3	30
Class B	0	0	0	0	0	0	0	0
Class C	6	58	10	98	1	14	1	15
Cost of shares redeemed
Institutional Class	(440)	(4,292)	(3,497)	(34,301)	(41)	(432)	(120)	(1,270)
Class P	(87)	(854)	(769)	(7,586)	(1)	(11)	(1)	(6)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(38)	(372)	(181)	(1,779)	(1)	(7)	(3)	(30)
Class A	(649)	(6,342)	(2,252)	(22,104)	(52)	(535)	(25)	(256)
Class B	0	0	0	0	0	0	0	0
Class C	(84)	(822)	(350)	(3,439)	(41)	(418)	(6)	(58)
Net increase (decrease) resulting from Fund share transactions	314	$3,048	(1,906)	$(18,745)	(57)	$(591)	175	$1,782

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	107

Notes to Financial Statements (Cont.)

	PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,009	$19,903	2,486	$24,755	8,168	$69,962	12,876	$110,323
Class P	380	3,761	5,135	51,093	2,431	20,927	5,543	47,260
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	8	73	732	992	8,532	3,899	33,549
Class A	241	2,389	655	6,505	2,435	20,941	4,089	35,040
Class B	0	0	0	0	0	0	0	0
Class C	17	166	44	431	545	4,689	2,275	19,544
Issued as reinvestment of distributions
Institutional Class	29	286	54	539	248	2,126	512	4,404
Class P	6	62	16	162	96	821	130	1,123
Administrative Class	0	0	0	0	0	0	0	0
Class D	1	8	3	26	55	476	119	1,023
Class A	11	108	28	283	281	2,409	551	4,737
Class B	0	0	0	0	0	0	0	0
Class C	0	1	0	3	102	877	192	1,653
Cost of shares redeemed
Institutional Class	(1,392)	(13,802)	(2,953)	(29,390)	(2,834)	(24,347)	(13,427)	(115,366)
Class P	(1,778)	(17,634)	(4,412)	(43,873)	(1,676)	(14,482)	(2,223)	(19,053)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(51)	(509)	(445)	(4,431)	(1,798)	(15,463)	(2,952)	(25,365)
Class A	(1,372)	(13,594)	(4,366)	(43,427)	(1,626)	(13,956)	(7,117)	(60,557)
Class B	0	0	0	0	0	0	0	0
Class C	(29)	(283)	(108)	(1,076)	(728)	(6,257)	(1,457)	(12,505)
Net increase (decrease) resulting from Fund share transactions	(1,928)	$(19,130)	(3,790)	$(37,668)	6,691	$57,255	3,010	$25,810

108	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2015 (Unaudited)

PIMCO Municipal Bond Fund				PIMCO National Intermediate Municipal Bond Fund				PIMCO New York Municipal Bond Fund
Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,290	$12,457	5,789	$56,249	224	$2,304	141	$1,460	94	$1,061	455	$5,128
1,437	13,858	6,593	63,837	319	3,293	658	6,832	79	883	466	5,291
0	0	6	54	0	0	0	0	0	0	0	0
263	2,542	1,721	16,670	20	217	121	1,260	18	202	87	991
1,724	16,622	5,037 ^	48,833 ^	91	930	504	5,261	682	7,674	842	9,468
0	0	9	86	0	0	0	0	0	0	0	0
503	4,845	1,641	15,920	37	384	144	1,502	160	1,806	415	4,699

210	2,023	351	3,404	9	96	18	191	89	999	187	2,109
159	1,533	270	2,620	14	148	25	265	11	128	15	173
0	3	1	6	0	0	0	0	0	0	0	0
23	223	44	431	2	18	2	22	18	205	37	413
317	3,052	605	5,873	14	141	26	267	67	753	128	1,451
0	0	1	7	0	0	0	0	0	0	0	0
118	1,141	208	2,023	3	31	5	53	12	133	22	244

(1,517)	(14,659)	(4,574)	(44,426)	(64)	(662)	(432)	(4,509)	(420)	(4,725)	(1,284)	(14,530)
(2,543)	(24,507)	(2,760)	(26,813)	(184)	(1,898)	(538)	(5,597)	(97)	(1,092)	(88)	(988)
(1)	(11)	(5)	(45)	0	0	0	0	0	0	0	0
(1,114)	(10,702)	(1,327)	(12,877)	(29)	(305)	(16)	(163)	(99)	(1,115)	(151)	(1,700)
(2,402)	(23,173)	(7,486)	(72,539)	(116)	(1,193)	(575)	(5,961)	(503)	(5,666)	(941)	(10,602)
0	0	(67)^	(651)^	0	0	0	0	0	0	0	0
(885)	(8,530)	(1,918)	(18,562)	(53)	(545)	(54)	(560)	(184)	(2,062)	(279)	(3,162)
(2,418)	$(23,283)	4,139	$40,100	287	$2,959	29	$323	(73)	$(816)	(89)	$(1,015)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	109

Notes to Financial Statements (Cont.)

	PIMCO Short Duration Municipal Income Fund				PIMCO Tax Managed Real Return Fund
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	215	$1,818	3,961	$33,665	883	$8,794	2,247	$23,091
Class P	1,260	10,652	2,685	22,826	8	73	9	97
Administrative Class	0	0	2	16	0	0	0	0
Class D	54	458	345	2,932	7	68	20	204
Class A	2,140	18,082	5,232	44,458	1	16	62	626
Class B	0	0	0	0	0	0	0	0
Class C	145	1,224	629	5,339	15	146	17	168
Issued as reinvestment of distributions
Institutional Class	33	280	86	732	51	503	98	1,017
Class P	13	114	20	169	0	4	1	12
Administrative Class	0	0	0	0	0	0	0	0
Class D	1	11	9	77	1	12	4	38
Class A	49	415	99	844	3	29	6	67
Class B	0	0	0	0	0	0	0	0
Class C	3	29	5	46	0	4	1	15
Cost of shares redeemed
Institutional Class	(888)	(7,517)	(7,432)	(63,188)	(2,399)	(23,611)	(1,337)	(13,550)
Class P	(764)	(6,467)	(2,428)	(20,641)	(21)	(209)	(39)	(398)
Administrative Class	0	0	(1)	(12)	0	0	0	0
Class D	(388)	(3,287)	(1,339)	(11,383)	(80)	(789)	(113)	(1,163)
Class A	(3,115)	(26,330)	(12,235)	(104,032)	(45)	(441)	(119)	(1,225)
Class B	0	0	0	0	0	0	0	0
Class C	(271)	(2,292)	(946)	(8,043)	(58)	(578)	(116)	(1,193)
Net increase (decrease) resulting from Fund share transactions	(1,513)	$(12,810)	(11,308)	$(96,195)	(1,634)	$(15,979)	741	$7,806

110	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2015 (Unaudited)

PIMCO Unconstrained Tax Managed Bond Fund (2)
Six Months Ended 09/30/2015		Year Ended 03/31/2015
Shares	Amount	Shares	Amount

728	$7,621	2,652	$28,293
467	4,874	1,758	18,824
0	0	0	0
129	1,342	692	7,382
31	320	245	2,628
0	0	0	0
5	51	111	1,187

129	1,337	386	4,114
56	583	175	1,865
0	0	0	0
20	207	55	586
15	159	53	563
0	0	0	0
3	36	13	137

(2,767)	(28,858)	(12,196)	(130,256)
(1,924)	(20,162)	(3,483)	(37,240)
0	0	0	0
(436)	(4,515)	(1,027)	(10,989)
(497)	(5,178)	(2,404)	(25,687)
0	0	0	0
(199)	(2,084)	(631)	(6,746)
(4,240)	$(44,267)	(13,601)	$(145,339)

(1)	As of September 30, 2015, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 27% of the Fund, and the shareholder is a related party of the Fund.*
(2)	As of September 30, 2015, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 22% of the Fund.
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.
^	At the NYSE Close on March 25, 2015, 29 Class B shares in the amount of $282 converted into Class A shares of the Fund.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as a defendant in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	111

Notes to Financial Statements (Cont.)

September 30, 2015 (Unaudited)

112	PIMCO TAX-EFFICIENT STRATEGY FUNDS

As of March 31, 2015, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	3/31/2016	3/31/2017	3/31/2018	3/31/2019
PIMCO California Intermediate Municipal Bond Fund	$1,476	$311	$6,912	$397
PIMCO California Municipal Bond Fund	—	—	—	—
PIMCO California Short Duration Municipal Income Fund	—	5	324	81
PIMCO High Yield Municipal Bond Fund	3,645	6,087	17,767	941
PIMCO Municipal Bond Fund	—	1,207	68,427	2,823
PIMCO National Intermediate Municipal Bond Fund	—	—	—	—
PIMCO New York Municipal Bond Fund	—	—	3,155	776
PIMCO Short Duration Municipal Income Fund	—	8,426	37,870	55
PIMCO Tax Managed Real Return Fund	—	—	—	—
PIMCO Unconstrained Tax Managed Bond Fund	—	—	—	1,279

Under the Regulated Investment Company Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2015, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO California Intermediate Municipal Bond Fund	$1,309	$—
PIMCO California Municipal Bond Fund	69	45
PIMCO California Short Duration Municipal Income Fund	3,763	239
PIMCO High Yield Municipal Bond Fund	4,638	3,806
PIMCO Municipal Bond Fund	12,070	3,513
PIMCO National Intermediate Municipal Bond Fund	133	352
PIMCO New York Municipal Bond Fund	287	102
PIMCO Short Duration Municipal Income Fund	5,252	813
PIMCO Tax Managed Real Return Fund	520	—
PIMCO Unconstrained Tax Managed Bond Fund	19,859	1,617

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO California Intermediate Municipal Bond Fund	$113,982	$5,967	$(1)	$5,966
PIMCO California Municipal Bond Fund	8,114	312	0	312
PIMCO California Short Duration Municipal Income Fund	154,111	1,130	(13)	1,117
PIMCO High Yield Municipal Bond Fund	434,052	25,273	(7,182)	18,091
PIMCO Municipal Bond Fund	511,559	39,248	(268)	38,980
PIMCO National Intermediate Municipal Bond Fund	43,774	1,609	(70)	1,539
PIMCO New York Municipal Bond Fund	126,564	10,635	0	10,635
PIMCO Short Duration Municipal Income Fund	194,113	1,429	(114)	1,315
PIMCO Tax Managed Real Return Fund	54,134	1,857	0	1,857
PIMCO Unconstrained Tax Managed Bond Fund	245,678	19,202	(2,178)	17,024

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

15. SUBSEQUENT EVENTS

The Board approved the liquidation of PIMCO Tax Managed Real Return Fund. The liquidation of the Fund was effective on October 30, 2015.

There were no other subsequent events identified that require recognition or disclosure.

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	SGD	Singapore Dollar
BRL	Brazilian Real	INR	Indian Rupee	TWD	Taiwanese Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso
EUR	Euro	SEK	Swedish Krona

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Price Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corporation	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
CM	California Mortgage Insurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	113

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees

114	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	115

Approval of Investment Advisory Contract and Other Agreements (Cont.)

collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in

116	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group”

of comparable funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

118	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	119

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

120	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Funds’ Annual Report to shareholders for the fiscal year ended March 31, 2015.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	121

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4009SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

PIMCO Unconstrained Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was

2	PIMCO UNCONSTRAINED BOND FUND

2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Chairman’s Letter (Cont.)

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO UNCONSTRAINED BOND FUND

Important Information About the PIMCO Unconstrained Bond Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the PIMCO Unconstrained Bond Fund (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart, Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO UNCONSTRAINED BOND FUND

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Unconstrained Bond Fund	06/30/08	06/30/08	06/30/08	06/07/13	06/30/08	06/30/08	07/31/08	07/31/08

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling PIMCO Funds at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO Unconstrained Bond Fund

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Institutional Class	-3.36%	-3.02%	1.14%	3.73%
PIMCO Unconstrained Bond Fund Class P	-3.40%	-3.12%	1.04%	3.63%
PIMCO Unconstrained Bond Fund Administrative Class	-3.48%	-3.26%	0.89%	3.47%
PIMCO Unconstrained Bond Fund Class D	-3.55%	-3.41%	0.73%	3.32%
PIMCO Unconstrained Bond Fund Class A	-3.55%	-3.41%	0.73%	3.31%
PIMCO Unconstrained Bond Fund Class A (adjusted)	-7.20%	-7.04%	-0.03%	2.77%
PIMCO Unconstrained Bond Fund Class C	-3.86%	-4.15%	0.03%	2.58%
PIMCO Unconstrained Bond Fund Class C (adjusted)	-4.81%	-5.09%	0.03%	2.58%
PIMCO Unconstrained Bond Fund Class R	-3.59%	-3.66%	0.49%	3.06%
3 Month USD LIBOR Index	0.14%	0.26%	0.31%	0.60%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.90% for Institutional Class shares, 1.00% for Class P shares, 1.15% for Administrative Class shares, 1.30% for Class D shares, 1.30% for Class A shares, 2.05% for Class C shares, and 1.55% for Class R shares.

8	PIMCO UNCONSTRAINED BOND FUND

Institutional Class - PFIUX	Class P - PUCPX	Administrative Class - PUBFX	Class D - PUBDX
Class A - PUBAX	Class C - PUBCX	Class R - PUBRX

Allocation Breakdown†

Corporate Bonds & Notes	25.7%
U.S. Treasury Obligations	24.8%
Asset-Backed Securities	20.6%
Mortgage-Backed Securities	15.4%
U.S. Government Agencies	5.3%
Short-Term Instruments‡	1.6%
Other	6.6%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

The PIMCO Unconstrained Bond Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	Long exposure to Brazilian local rates detracted from performance, as these rates increased over the reporting period.

»	U.S. government and interest rate positioning detracted from performance, driven by negative duration positioning and positive U.S. Treasury total return over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities detracted from performance, as breakeven inflation rates fell over the reporting period.

»	Exposure to non-agency mortgage-backed securities positively contributed to relative performance, as these securities appreciated during the reporting period.
»	Long exposure to corporate spreads detracted from returns, as the spreads widened over the reporting period.

»	Short positioning to the Brazilian real and Australian dollar positively contributed to performance, as these currencies depreciated relative to the U.S. dollar over the reporting period.

»	Short positioning to the euro detracted from performance, as this currency appreciated relative to the U.S. dollar over the reporting period.

»	Long positioning in the Mexican peso detracted from performance, as this currency depreciated relative to the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

Expense Example

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$966.40	$4.67	$1,000.00	$1,020.25	$4.80	0.95%
Class P	1,000.00	966.00	5.16	1,000.00	1,019.75	5.30	1.05
Administrative Class	1,000.00	965.20	5.90	1,000.00	1,109.00	6.06	1.20
Class D	1,000.00	964.50	6.63	1,000.00	1,018.25	6.81	1.35
Class A	1,000.00	964.50	6.63	1,000.00	1,018.25	6.81	1.35
Class C	1,000.00	961.40	10.30	1,000.00	1,014.50	10.58	2.10
Class R	1,000.00	964.10	7.86	1,000.00	1,017.00	8.07	1.60

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	PIMCO UNCONSTRAINED BOND FUND

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index

The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Financial Highlights PIMCO Unconstrained Bond Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Institutional Class
04/01/2015 - 09/30/2015+	$11.18	$0.23	$(0.60)	$(0.37)	$(0.18)	$0.00	$0.00
03/31/2015	11.17	0.23	0.00	0.23	(0.22)	0.00	0.00
03/31/2014	11.55	0.18	(0.42)	(0.24)	(0.09)	(0.04)	(0.01)
03/31/2013	11.04	0.30	0.57	0.87	(0.35)	(0.01)	0.00
03/31/2012	11.17	0.37	(0.23)	0.14	(0.27)	0.00	0.00
03/31/2011	11.01	0.31	0.13	0.44	(0.26)	(0.02)	0.00
Class P
04/01/2015 - 09/30/2015+	11.18	0.22	(0.60)	(0.38)	(0.17)	0.00	0.00
03/31/2015	11.17	0.22	0.00	0.22	(0.21)	0.00	0.00
03/31/2014	11.55	0.17	(0.42)	(0.25)	(0.08)	(0.04)	(0.01)
03/31/2013	11.04	0.29	0.57	0.86	(0.34)	(0.01)	0.00
03/31/2012	11.17	0.36	(0.23)	0.13	(0.26)	0.00	0.00
03/31/2011	11.01	0.30	0.13	0.43	(0.25)	(0.02)	0.00
Administrative Class
04/01/2015 - 09/30/2015+	11.18	0.22	(0.60)	(0.38)	(0.17)	0.00	0.00
03/31/2015	11.17	0.22	(0.01)	0.21	(0.20)	0.00	0.00
06/07/2013 - 03/31/2014	11.46	0.10	(0.30)	(0.20)	(0.04)	(0.04)	(0.01)
Class D
04/01/2015 - 09/30/2015+	11.18	0.21	(0.60)	(0.39)	(0.16)	0.00	0.00
03/31/2015	11.17	0.17	0.02	0.19	(0.18)	0.00	0.00
03/31/2014	11.55	0.14	(0.43)	(0.29)	(0.04)	(0.04)	(0.01)
03/31/2013	11.04	0.27	0.56	0.83	(0.31)	(0.01)	0.00
03/31/2012	11.17	0.32	(0.22)	0.10	(0.23)	0.00	0.00
03/31/2011	11.01	0.27	0.13	0.40	(0.22)	(0.02)	0.00
Class A
04/01/2015 - 09/30/2015+	11.18	0.21	(0.60)	(0.39)	(0.16)	0.00	0.00
03/31/2015	11.17	0.19	0.00	0.19	(0.18)	0.00	0.00
03/31/2014	11.55	0.14	(0.43)	(0.29)	(0.04)	(0.04)	(0.01)
03/31/2013	11.04	0.27	0.56	0.83	(0.31)	(0.01)	0.00
03/31/2012	11.17	0.33	(0.23)	0.10	(0.23)	0.00	0.00
03/31/2011	11.01	0.27	0.13	0.40	(0.22)	(0.02)	0.00

Please see footnotes on page 14.

12	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.18)	$10.63	(3.36)%	$4,522,962	0.95	%*	0.95	%*	0.90	%*	0.90	%*	4.11	%*	214%
(0.22)	11.18	2.11	6,729,631	0.90		0.90		0.90		0.90		2.04		270
(0.14)	11.17	(2.08)	17,451,412	0.90		0.90		0.90		0.90		1.59		728
(0.36)	11.55	8.00	16,836,479	0.91		0.91		0.90		0.90		2.65		786
(0.27)	11.04	1.31	8,959,702	0.91		0.91		0.90		0.90		3.35		1,001
(0.28)	11.17	4.08	9,222,128	0.98		0.98		0.90		0.90		2.79		1,240

(0.17)	10.63	(3.40)	1,463,333	1.05	*	1.05	*	1.00	*	1.00	*	4.01	*	214
(0.21)	11.18	2.01	1,499,109	1.00		1.00		1.00		1.00		1.96		270
(0.13)	11.17	(2.18)	3,192,193	1.00		1.00		1.00		1.00		1.49		728
(0.35)	11.55	7.89	2,891,666	1.01		1.01		1.00		1.00		2.51		786
(0.26)	11.04	1.21	1,167,332	1.01		1.01		1.00		1.00		3.25		1,001
(0.27)	11.17	3.98	1,420,955	1.08		1.08		1.00		1.00		2.70		1,240

(0.17)	10.63	(3.48)	1,906	1.20	*	1.20	*	1.15	*	1.15	*	3.88	*	214
(0.20)	11.18	1.86	2,027	1.15		1.15		1.15		1.15		1.93		270
(0.09)	11.17	(1.71)	2,610	1.15	*	1.15	*	1.15	*	1.15	*	1.07	*	728

(0.16)	10.63	(3.55)	197,903	1.35	*	1.35	*	1.30	*	1.30	*	3.72	*	214
(0.18)	11.18	1.70	272,813	1.30		1.30		1.30		1.30		1.51		270
(0.09)	11.17	(2.47)	1,271,098	1.30		1.30		1.30		1.30		1.20		728
(0.32)	11.55	7.57	1,488,822	1.31		1.31		1.30		1.30		2.32		786
(0.23)	11.04	0.90	1,141,138	1.31		1.31		1.30		1.30		2.95		1,001
(0.24)	11.17	3.66	1,367,527	1.38		1.38		1.30		1.30		2.41		1,240

(0.16)	10.63	(3.55)	433,752	1.35	*	1.35	*	1.30	*	1.30	*	3.72	*	214
(0.18)	11.18	1.70	564,715	1.30		1.30		1.30		1.30		1.65		270
(0.09)	11.17	(2.47)	1,507,660	1.30		1.30		1.30		1.30		1.21		728
(0.32)	11.55	7.57	1,958,198	1.31		1.31		1.30		1.30		2.35		786
(0.23)	11.04	0.90	1,802,378	1.31		1.31		1.30		1.30		2.95		1,001
(0.24)	11.17	3.66	2,666,336	1.38		1.38		1.30		1.30		2.39		1,240

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Financial Highlights PIMCO Unconstrained Bond Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class C
04/01/2015 - 09/30/2015+	$11.18	$0.16	$(0.59)	$(0.43)	$(0.11)	$0.00	$0.00
03/31/2015	11.14	0.11	0.00	0.11	(0.07)	0.00	0.00
03/31/2014	11.55	0.06	(0.43)	(0.37)	(0.00)^	(0.04)	(0.00	)^
03/31/2013	11.04	0.20	0.55	0.75	(0.23)	(0.01)	0.00
03/31/2012	11.17	0.25	(0.23)	0.02	(0.15)	0.00	0.00
03/31/2011	11.01	0.18	0.13	0.31	(0.13)	(0.02)	0.00
Class R
04/01/2015 - 09/30/2015+	11.17	0.19	(0.59)	(0.40)	(0.14)	0.00	0.00
03/31/2015	11.18	0.17	(0.01)	0.16	(0.17)	0.00	0.00
03/31/2014	11.55	0.11	(0.43)	(0.32)	(0.01)	(0.04)	(0.00)
03/31/2013	11.04	0.24	0.56	0.80	(0.28)	(0.01)	0.00
03/31/2012	11.17	0.30	(0.23)	0.07	(0.20)	0.00	0.00
03/31/2011	11.01	0.24	0.13	0.37	(0.19)	(0.02)	0.00

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

14	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.11)	$10.64	(3.86)%	$456,801	2.10	%*	2.10	%*	2.05	%*	2.05	%*	2.97	%*	214%
(0.07)	11.18	0.97	568,739	2.05		2.05		2.05		2.05		0.98		270
(0.04)	11.14	(3.18)	931,200	1.95		2.05		1.95		2.05		0.56		728
(0.24)	11.55	6.89	1,084,967	1.95		2.06		1.94		2.05		1.71		786
(0.15)	11.04	0.19	1,004,843	2.02		2.06		2.01		2.05		2.24		1,001
(0.15)	11.17	2.89	1,257,972	2.13		2.13		2.05		2.05		1.64		1,240

(0.14)	10.63	(3.59)	11,054	1.60	*	1.60	*	1.55	*	1.55	*	3.47	*	214
(0.17)	11.17	1.41	12,330	1.55		1.55		1.55		1.55		1.53		270
(0.05)	11.18	(2.73)	14,897	1.55		1.55		1.55		1.55		0.95		728
(0.29)	11.55	7.30	15,856	1.56		1.56		1.55		1.55		2.13		786
(0.20)	11.04	0.65	15,687	1.56		1.56		1.55		1.55		2.69		1,001
(0.21)	11.17	3.41	37,398	1.63		1.63		1.55		1.55		2.16		1,240

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Statement of Assets and Liabilities PIMCO Unconstrained Bond Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$8,705,530
Investments in Affiliates	146
Financial Derivative Instruments
Exchange-traded or centrally cleared	7,997
Over the counter	943,791
Cash	2,373
Deposits with counterparty	17,692
Foreign currency, at value	7,320
Receivable for investments sold~	2,401,900
Receivable for Fund shares sold	6,833
Interest and dividends receivable	52,534
Dividends receivable from Affiliates	6
Other assets	76
Total Assets	12,146,198
Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$847,677
Payable for sale-buyback transactions	355,530
Payable for short sales	1,431,809
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,495
Over the counter	352,538
Payable for Investments purchased~	1,194,408
Payable for investments in Affiliates purchased	6
Deposits from counterparty	704,212
Payable for Fund shares redeemed	159,924
Dividends payable	3,496
Accrued investment advisory fees	3,732
Accrued supervisory and administrative fees	2,131
Accrued distribution fees	337
Accrued servicing fees	192
Total Liabilities	5,058,487

Net Assets	$7,087,711
Net Assets Consist of:
Paid in capital	$7,623,843
(Overdistributed) net investment income	(390,313)
Accumulated undistributed net realized (loss)	(864,076)
Net unrealized appreciation	718,257
$7,087,711

Cost of Investments in securities	$8,408,358
Cost of Investments in Affiliates	$146
Cost of Foreign Currency Held	$7,377
Proceeds Received on Short Sales	$1,422,797
Cost or Premiums of Financial Derivative Instruments, net	$(17,854)

* Includes repurchase agreements of:	$1,659

~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

16	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

September 30, 2015 (Unaudited)

Net Assets:
Institutional Class	$4,522,962
Class P	1,463,333
Administrative Class	1,906
Class D	197,903
Class A	433,752
Class C	456,801
Class R	11,054
Shares Issued and Outstanding:
Institutional Class	425,498
Class P	137,654
Administrative Class	179
Class D	18,617
Class A	40,805
Class C	42,933
Class R	1,040
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.63
Class P	10.63
Administrative Class	10.63
Class D	10.63
Class A	10.63
Class C	10.64
Class R	10.63

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Statement of Operations PIMCO Unconstrained Bond Fund

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$214,234
Dividends	537
Dividends from Investments in Affiliates	391
Total Income	215,162

Expenses:
Investment advisory fees	25,577
Supervisory and administrative fees	14,476
Distribution and/or servicing fees - Administrative Class	3
Distribution and/or servicing fees - Class D	310
Distribution fees - Class C	1,958
Distribution fees - Class R	15
Servicing fees - Class A	633
Servicing fees - Class C	653
Servicing fees - Class R	15
Trustee fees	9
Interest expense	1,996
Total Expenses	45,645

Net Investment Income	169,517

Net Realized Gain (Loss):
Investments in securities	(406,662)
Investments in Affiliates	106
Exchange-traded or centrally cleared financial derivative instruments	(158,892)
Over the counter financial derivative instruments	165,299
Foreign currency	(17,473)

Net Realized (Loss)	(417,622)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	166,361
Investments in Affiliates	(44)
Exchange-traded or centrally cleared financial derivative instruments	46,938
Over the counter financial derivative instruments	(224,194)
Foreign currency assets and liabilities	889

Net Change in Unrealized (Depreciation)	(10,050)

Net (Decrease) in Net Assets Resulting from Operations	$(258,155)

18	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Unconstrained Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
(Decrease) in Net Assets from:

Operations:
Net investment income	$169,517	$336,396
Net realized gain (loss)	(417,622)	95,482
Net change in unrealized appreciation (depreciation)	(10,050)	11,803

Net increase (decrease) in net assets resulting from operations	(258,155)	443,681

Distributions to Shareholders:
From net investment income
Institutional Class	(92,716)	(237,811)
Class P	(22,623)	(44,859)
Administrative Class	(32)	(36)
Class D	(3,533)	(11,494)
Class A	(7,160)	(15,545)
Class C	(5,196)	(4,021)
Class R	(154)	(202)

Total Distributions(a)	(131,414)	(313,968)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(2,172,084)	(14,851,419)

Total (Decrease) in Net Assets	(2,561,653)	(14,721,706)

Net Assets:
Beginning of period	9,649,364	24,371,070
End of period*	$7,087,711	$9,649,364

*Including (overdistributed) net investment income of:	$(390,313)	$(428,416)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Schedule of Investments PIMCO Unconstrained Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.8%

BANK LOAN OBLIGATIONS 1.1%
Chrysler Group LLC
3.500% due 05/24/2017		$5,725	$5,716
Community Health Systems, Inc.
3.575% due 12/31/2018		2,970	2,971
Dell, Inc.
3.750% due 10/29/2018		9,711	9,702
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		12,247	10,073
HCA, Inc.
2.944% due 03/31/2017		37,916	37,927
Hellenic Republic
3.930% due 03/30/2016 (g)	EUR	8,000	8,160
Phillips-Van Heusen Corp.
3.250% due 02/13/2020		$1,865	1,876

Total Bank Loan Obligations (Cost $81,090)			76,425

CORPORATE BONDS & NOTES 31.5%

BANKING & FINANCE 21.6%
ABN AMRO Bank NV
4.750% due 07/28/2025		1,400	1,393
AGFC Capital Trust
6.000% due 01/15/2067		6,600	5,049
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	2,970
4.750% due 09/10/2018		5,000	5,113
6.250% due 12/01/2017		9,000	9,473
American Express Co.
4.900% due 03/15/2020 (f)		6,200	5,944
7.000% due 03/19/2018		5,400	6,071
Aviation Loan Trust
2.447% due 12/15/2022		8,435	7,843
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (f)	EUR	1,200	1,293
Banco Santander Chile
1.887% due 01/19/2016		$25,000	25,031
Bank of America Corp.
0.651% due 08/15/2016		30,390	30,286
0.800% due 03/28/2018	EUR	1,000	1,107
1.389% due 03/22/2018		$15,800	15,900
2.000% due 01/11/2018		2,200	2,209
3.958% due 10/21/2025	MXN	119,000	7,670
4.125% due 01/22/2024		$11,000	11,524
5.625% due 10/14/2016		200	209
5.650% due 05/01/2018		63,100	68,872
5.750% due 12/01/2017		14,275	15,438
6.000% due 09/01/2017		1,610	1,736

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.400% due 08/28/2017		$7,150	$7,763
6.500% due 08/01/2016		2,600	2,716
6.500% due 07/15/2018		300	335
6.875% due 04/25/2018		62,300	69,675
6.875% due 11/15/2018		300	342
7.800% due 09/15/2016		19,842	20,984
Bankia S.A.
0.181% due 01/25/2016	EUR	4,800	5,354
4.375% due 02/14/2017		2,500	2,914
Banque PSA Finance S.A.
4.250% due 02/25/2016		2,000	2,265
Barclays Bank PLC
7.700% due 04/25/2018 (f)		$2,259	2,482
10.000% due 05/21/2021	GBP	25,675	49,854
10.179% due 06/12/2021		$7,700	10,105
14.000% due 06/15/2019 (f)	GBP	27,431	53,478
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$26,200	28,575
7.250% due 02/01/2018		50,659	56,737
Blackstone CQP Holdco LP
9.296% due 03/19/2019		10,305	9,421
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		2,000	2,015
BPCE S.A.
5.150% due 07/21/2024		29,300	29,843
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	700	792
Citigroup, Inc.
0.629% due 05/31/2017		1,600	1,780
0.872% due 03/10/2017		$1,500	1,498
1.001% due 11/15/2016		1,920	1,923
1.255% due 07/25/2016		15,000	15,047
3.953% due 06/15/2016		200	204
6.000% due 08/15/2017		1,720	1,855
6.125% due 05/15/2018		6,640	7,345
Corp. Andina de Fomento
3.950% due 10/15/2021 (e)	MXN	243,981	14,644
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$14,975	14,578
Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		6,424	6,689
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		4,876	5,089
Eksportfinans ASA
5.500% due 06/26/2017		10,000	10,548
Ford Motor Credit Co. LLC
1.561% due 05/09/2016		10,357	10,391
2.500% due 01/15/2016		4,200	4,220
3.984% due 06/15/2016		10,800	10,994
4.207% due 04/15/2016		29,040	29,501
4.250% due 02/03/2017		3,590	3,711

20	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 08/15/2017		$14,500	$15,661
8.000% due 12/15/2016		2,600	2,796
General Motors Financial Co., Inc.
2.750% due 05/15/2016		33,220	33,422
Goldman Sachs Group, Inc.
0.769% due 03/22/2016		850	850
5.750% due 10/01/2016		200	209
6.150% due 04/01/2018		300	331
HBOS PLC
0.767% due 09/01/2016	EUR	4,900	5,474
1.027% due 09/30/2016		$4,800	4,795
5.374% due 06/30/2021	EUR	10,000	12,680
HSBC Bank USA N.A.
6.000% due 08/09/2017		$19,100	20,535
HSBC Finance Capital Trust
5.911% due 11/30/2035		500	500
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		1,400	1,436
International Lease Finance Corp.
6.750% due 09/01/2016		70,800	73,367
7.125% due 09/01/2018		5,300	5,849
IPIC GMTN Ltd.
3.125% due 11/15/2015		6,100	6,124
JPMorgan Chase & Co.
0.845% due 04/25/2018		25,000	24,901
1.195% due 01/25/2018		18,000	18,092
2.250% due 01/23/2020		27,805	27,592
2.750% due 06/23/2020		17,250	17,406
3.900% due 07/15/2025		1,700	1,741
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	2,549
6.000% due 10/01/2017		$22,300	24,104
LBG Capital PLC
15.000% due 12/21/2019	EUR	1,100	1,815
Lloyds Bank PLC
4.385% due 05/12/2017 (f)		600	696
12.000% due 12/16/2024 (f)		$58,400	82,782
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	2,500	3,829
Morgan Stanley
1.750% due 02/25/2016		$44,900	45,046
5.550% due 04/27/2017		940	998
5.750% due 10/18/2016		700	732
5.950% due 12/28/2017		700	763
6.250% due 08/28/2017		20,100	21,817
6.625% due 04/01/2018		3,500	3,899
MUFG Union Bank N.A.
2.625% due 09/26/2018		19,300	19,640
Murray Street Investment Trust
4.647% due 03/09/2017		26,100	27,225
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	2,500	2,586

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nationwide Building Society
3.900% due 07/21/2025		$2,800	$2,867
Navient Corp.
5.000% due 06/15/2018		1,855	1,776
5.500% due 01/15/2019		7,186	6,696
8.450% due 06/15/2018		13,404	13,814
Novo Banco S.A.
7.000% due 03/04/2016	EUR	2,200	2,458
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		$600	664
QBE Capital Funding Ltd.
7.250% due 05/24/2041		17,650	19,746
Rabobank Group
6.875% due 03/19/2020	EUR	4,000	5,267
8.375% due 07/26/2016 (f)		$8,200	8,479
8.400% due 06/29/2017 (f)		1,700	1,814
11.000% due 06/30/2019 (f)		300	370
RCI Banque S.A.
4.600% due 04/12/2016		14,500	14,739
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	195
6.400% due 10/21/2019		42,650	47,960
6.666% due 10/05/2017 (f)	CAD	5,300	4,487
6.990% due 10/05/2017 (f)		$20,945	24,506
7.387% due 12/29/2049 (f)	GBP	939	1,453
7.648% due 09/30/2031 (f)		$2,125	2,656
Royal Bank of Scotland PLC
4.375% due 03/16/2016		11,500	11,692
Stone Street Trust
5.902% due 12/15/2015		30,100	30,425
UBS AG
7.625% due 08/17/2022		49,800	57,379
Waha Aerospace BV
3.925% due 07/28/2020		25,550	26,677
Wells Fargo & Co.
2.600% due 07/22/2020		4,800	4,852
5.900% due 06/15/2024 (f)		10,200	10,226

			1,534,238

INDUSTRIALS 4.9%
AbbVie, Inc.
1.800% due 05/14/2018		5,900	5,888
2.500% due 05/14/2020		700	697
3.600% due 05/14/2025		4,700	4,652
4.500% due 05/14/2035		4,500	4,292
4.700% due 05/14/2045		5,300	5,166
Actavis Funding SCS
1.199% due 09/01/2016		9,600	9,588
1.416% due 03/12/2018		6,300	6,280
Anadarko Petroleum Corp.
5.950% due 09/15/2016		200	208
6.375% due 09/15/2017		100	108

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anglo American Capital PLC
1.239% due 04/15/2016	$2,000	$1,999
Aviation Capital Group Corp.
3.875% due 09/27/2016	30,800	31,146
Avnet, Inc.
6.625% due 09/15/2016	1,450	1,517
CCO Safari LLC
3.579% due 07/23/2020	1,700	1,689
4.464% due 07/23/2022	5,100	5,106
4.908% due 07/23/2025	10,200	10,171
6.384% due 10/23/2035	1,300	1,319
6.484% due 10/23/2045	2,500	2,527
6.834% due 10/23/2055	500	499
Chesapeake Energy Corp.
3.539% due 04/15/2019	7,400	5,272
Con-way, Inc.
7.250% due 01/15/2018	2,500	2,589
ConAgra Foods, Inc.
1.900% due 01/25/2018	15,600	15,532
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022	469	492
CVS Health Corp.
1.900% due 07/20/2018	3,800	3,828
2.800% due 07/20/2020	1,100	1,119
3.500% due 07/20/2022	500	517
3.875% due 07/20/2025	4,600	4,753
4.875% due 07/20/2035	1,400	1,474
5.125% due 07/20/2045	1,700	1,837
D.R. Horton, Inc.
6.500% due 04/15/2016	4,330	4,433
Deutsche Telekom International Finance BV
5.750% due 03/23/2016	7,620	7,795
DISH DBS Corp.
4.250% due 04/01/2018	14,915	14,523
7.875% due 09/01/2019	4,264	4,481
Enterprise Products Operating LLC
5.200% due 09/01/2020	3,275	3,605
Harvest Operations Corp.
2.125% due 05/14/2018	6,500	6,521
6.875% due 10/01/2017	5,500	4,785
HCA, Inc.
3.750% due 03/15/2019	18,250	18,241
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	4,300	4,301
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	5,534	6,249
Kinder Morgan, Inc.
8.250% due 02/15/2016	300	307
Kraft Heinz Foods Co.
1.600% due 06/30/2017	1,600	1,603
2.000% due 07/02/2018	1,600	1,603
2.800% due 07/02/2020	800	806

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 07/15/2022		$300	$307
3.950% due 07/15/2025		200	205
5.000% due 07/15/2035		200	210
5.200% due 07/15/2045		700	745
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		1,200	1,170
Masco Corp.
5.850% due 03/15/2017		1,700	1,781
6.125% due 10/03/2016		5,000	5,213
McKesson Corp.
7.500% due 02/15/2019		5,000	5,830
NBCUniversal Media LLC
5.150% due 04/30/2020		2,200	2,485
NXP BV
3.500% due 09/15/2016		1,000	1,007
Pearson Dollar Finance PLC
6.250% due 05/06/2018		25,925	28,486
QUALCOMM, Inc.
4.650% due 05/20/2035		1,500	1,372
4.800% due 05/20/2045		1,900	1,666
QVC, Inc.
3.125% due 04/01/2019		3,500	3,495
Reynolds American, Inc.
2.300% due 06/12/2018		1,400	1,416
3.250% due 06/12/2020		1,200	1,235
4.000% due 06/12/2022		800	837
4.450% due 06/12/2025		3,700	3,881
6.750% due 06/15/2017		300	325
Rohm & Haas Co.
6.000% due 09/15/2017		201	217
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,391
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		2,300	2,058
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,457
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		5,350	5,406
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,000	3,562
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016		$2,500	2,553
UAL Pass-Through Trust
10.400% due 05/01/2018		5,239	5,622
UnitedHealth Group, Inc.
0.744% due 01/17/2017		5,600	5,602
1.450% due 07/17/2017		900	904
2.700% due 07/15/2020		2,500	2,560
Universal Health Services, Inc.
3.750% due 08/01/2019		20,800	21,138
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		500	23

22	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		$6,300	$6,290
2.000% due 04/01/2018		7,300	7,314
2.700% due 04/01/2020		3,600	3,617
3.150% due 04/01/2022		3,100	3,074
3.550% due 04/01/2025		1,500	1,472

			348,444

UTILITIES 5.0%
AES Corp.
3.324% due 06/01/2019		34,900	33,242
AT&T, Inc.
1.257% due 06/30/2020		1,300	1,291
2.450% due 06/30/2020		700	691
3.000% due 06/30/2022		14,300	13,974
3.400% due 05/15/2025		45,400	43,440
4.500% due 05/15/2035		800	736
CenturyLink, Inc.
7.600% due 09/15/2039		5,000	3,812
Dominion Resources, Inc.
7.500% due 06/30/2066		5,000	4,506
Embarq Corp.
7.995% due 06/01/2036		3,900	4,033
MarkWest Energy Partners LP
5.500% due 02/15/2023		1,000	974
Petrobras Global Finance BV
2.429% due 01/15/2019		1,600	1,108
2.694% due 03/17/2017		62,900	54,251
3.500% due 02/06/2017		4,000	3,565
6.625% due 01/16/2034	GBP	1,200	1,138
6.850% due 06/05/2115		$200	127
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017		93,600	93,578
Sprint Communications, Inc.
8.375% due 08/15/2017		20,425	20,415
Telecom Italia SpA
4.500% due 01/25/2021	EUR	700	843
Verizon Communications, Inc.
2.086% due 09/14/2018		$11,100	11,421
5.150% due 09/15/2023		54,931	60,701

			353,846

Total Corporate Bonds & Notes (Cost $2,202,207)			2,236,528

MUNICIPAL BONDS & NOTES 2.2%

CALIFORNIA 0.9%
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019		660	777

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	$25,900	$25,982
6.200% due 03/01/2019	30,000	34,563
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,500	3,056
5.750% due 06/01/2047	3,725	3,324

		67,702

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	2,300	2,355
7.750% due 01/01/2042	3,800	3,809
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
7.189% due 01/01/2019	350	374

		6,538

MASSACHUSETTS 0.0%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
5.879% due 07/01/2020	450	466

OHIO 0.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	858
5.750% due 06/01/2034	2,255	1,870
5.875% due 06/01/2030	1,300	1,114
5.875% due 06/01/2047	25,525	21,135
6.500% due 06/01/2047	9,295	8,328

		33,305

WASHINGTON 0.6%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,426
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	14,800	15,425
2.803% due 07/01/2021	8,500	8,764
2.953% due 07/01/2022	15,000	15,384

		43,999

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,530	4,835

Total Municipal Bonds & Notes (Cost $144,780)		156,845

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.5%
Fannie Mae
0.000% due 03/25/2019 (b)(d)	$0	$0
0.268% due 12/25/2036	112	112
0.294% due 01/25/2021	3	3
0.314% due 03/25/2034	127	127
0.324% due 03/25/2036	57	55
0.344% due 08/25/2034	43	43
0.494% due 12/25/2028	7	7
0.544% due 03/25/2037 - 05/25/2042	356	357
0.663% due 10/18/2030	4	4
0.694% due 03/25/2017	3	3
0.763% due 04/18/2032	51	52
1.094% due 04/25/2032	3	3
1.383% due 08/01/2042 - 10/01/2044	382	392
1.625% due 11/25/2023	37	39
1.920% due 12/01/2034	32	35
2.004% due 12/01/2034	59	62
2.154% due 03/01/2036	313	335
2.236% due 09/01/2035	987	1,044
2.250% due 02/01/2036	77	82
2.260% due 06/01/2035	59	60
2.265% due 12/01/2035	4	4
2.275% due 05/25/2035	40	42
2.300% due 01/01/2036	234	251
2.345% due 05/01/2036	168	179
2.364% due 09/01/2039	26	27
2.379% due 08/01/2029	14	14
2.397% due 09/01/2031	19	20
2.501% due 09/01/2034	28	30
2.552% due 11/01/2034	482	514
2.792% due 11/01/2042	46,510	48,023
3.000% due 10/01/2045	22,500	22,816
3.007% due 05/01/2036	18	18
3.500% due 10/01/2045	24,500	25,568
4.000% due 10/01/2045	125,045	133,417
4.266% due 08/01/2028	4	5
4.320% due 12/01/2036	41	44
4.322% due 03/01/2027	1	1
5.500% due 11/01/2045	1,000	1,116
5.610% due 01/25/2032	76	83
5.657% due 02/25/2033	235	259
6.000% due 04/25/2043 - 10/01/2045	20,164	22,803
6.473% due 10/25/2031	28	29
6.500% due 06/01/2036 - 10/01/2038	4,749	5,457
6.589% due 10/25/2031	216	235
7.500% due 12/25/2019 - 06/01/2031	196	214
8.500% due 10/25/2019	2	2
9.000% due 12/25/2019	24	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Housing Administration
6.896% due 07/01/2020	$388	$369
7.430% due 02/01/2023	4	4
7.465% due 11/01/2019	17	17
Freddie Mac
0.407% due 10/15/2020	6	6
0.447% due 05/15/2036	3	3
0.557% due 12/15/2029	88	88
0.707% due 01/15/2032	15	15
1.157% due 10/15/2020	1	1
1.383% due 02/25/2045	19	20
1.583% due 07/25/2044	3,286	3,375
1.712% due 10/25/2021 (a)	36,886	2,859
2.068% due 09/01/2035	18	19
2.348% due 12/01/2032	8	8
2.363% due 03/01/2036	143	153
2.467% due 05/01/2025	2	2
2.474% due 08/01/2035	26	28
2.486% due 09/01/2035	9	9
5.000% due 03/15/2021	86	92
6.500% due 10/25/2043	98	115
6.555% due 09/25/2029	133	135
6.827% due 11/25/2030	30	30
7.446% due 12/25/2030	169	178
7.500% due 08/15/2030	22	26
11.608% due 04/15/2044	4,988	5,252
Ginnie Mae
0.516% due 05/20/2037	1,280	1,284
0.709% due 04/16/2032	13	13
0.759% due 12/16/2025	53	54
1.625% due 12/20/2021 - 07/20/2030	101	105
1.750% due 02/20/2024 - 04/20/2030	153	159
2.000% due 06/20/2021 - 10/20/2027	83	86
3.500% due 11/20/2017 - 11/01/2045	147,802	154,674
4.000% due 12/20/2017 - 10/01/2045	17,001	18,127
4.500% due 01/20/2036 (a)	1,471	21
5.000% due 03/15/2039 - 05/15/2039	2,787	3,081
5.500% due 10/15/2034 - 03/15/2035	121	137
6.000% due 06/20/2038	51	54
8.000% due 03/20/2030	19	24
8.500% due 04/20/2030 - 07/20/2030	2	2
Overseas Private Investment Corp.
0.000% due 11/17/2017 (d)	5,000	5,319
Small Business Administration
4.340% due 03/01/2024	99	105
4.760% due 09/01/2025	108	116
5.600% due 09/01/2028	399	448

24	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.220% due 12/01/2028	$398	$457
7.190% due 12/01/2019	72	77
7.200% due 10/01/2019	285	307

Total U.S. Government Agencies (Cost $457,887)		461,466

U.S. TREASURY OBLIGATIONS 30.4%
U.S. Treasury Bonds
2.000% due 02/15/2025 (k)(m)	2,400	2,392
2.000% due 08/15/2025 (i)	167,350	166,570
2.125% due 05/15/2025 (k)(m)	1,485	1,495
2.375% due 08/15/2024 (i)(k)(m)	396,200	408,274
2.500% due 02/15/2045	1,720	1,585
3.000% due 11/15/2044	6,100	6,235
3.000% due 05/15/2045 (i)	2,200	2,253
3.125% due 08/15/2044 (i)	58,600	61,377
4.250% due 05/15/2039 (i)	55,800	70,388
4.500% due 08/15/2039 (i)(m)	62,900	82,124
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022 (k)(m)	9,236	9,022
0.250% due 01/15/2025 (k)	92,044	88,367
0.375% due 07/15/2023	297,095	292,447
0.750% due 02/15/2045	32,532	28,307
2.000% due 01/15/2026 (m)	42,445	47,709
2.375% due 01/15/2025 (k)	176,746	203,715
U.S. Treasury Notes
1.875% due 11/30/2021 (i)(m)	78,100	79,142
2.000% due 05/31/2021 (i)(k)(m)	107,700	110,308
2.000% due 10/31/2021 (k)(m)	6,400	6,535
2.000% due 07/31/2022 (i)(k)(m)	90,600	92,181
2.125% due 09/30/2021 (i)(k)(m)	386,100	397,402

Total U.S. Treasury Obligations (Cost $2,146,349)		2,157,828

MORTGAGE-BACKED SECURITIES 19.0%
Adjustable Rate Mortgage Trust
2.697% due 10/25/2035 ^	2,905	2,639
2.763% due 09/25/2035	24	21
Ally Financial, Inc.
2.500% due 03/15/2017 (g)	30,000	29,600
American Home Mortgage Assets Trust
0.384% due 05/25/2046 ^	845	623
0.734% due 11/25/2035	888	785
1.119% due 11/25/2046	13,102	6,826
1.159% due 09/25/2046 ^	1,874	1,341
1.169% due 10/25/2046	394	321
American Home Mortgage Investment Trust
2.034% due 09/25/2045	983	959
2.314% due 10/25/2034	51	51
Banc of America Alternative Loan Trust
5.750% due 04/25/2033	395	411
6.000% due 01/25/2036 ^	1,188	1,008

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.577% due 04/25/2037 ^	$1,188	$930
Banc of America Commercial Mortgage Trust
5.733% due 04/10/2049	5,379	5,646
Banc of America Funding Trust
0.406% due 10/20/2036	976	763
0.409% due 04/25/2037 ^	856	617
0.446% due 06/20/2047	12,592	12,126
0.474% due 07/25/2037	4,930	4,247
0.484% due 07/25/2037	6,809	5,844
0.496% due 06/20/2047	2,000	1,433
0.599% due 05/25/2037 ^	503	372
2.914% due 01/20/2047 ^	647	551
4.870% due 05/20/2036 ^	1,269	1,216
4.957% due 06/20/2037 ^	338	318
5.356% due 10/20/2046 ^	3,422	2,807
5.500% due 09/25/2034	2,925	2,925
5.806% due 03/25/2037 ^	29	26
5.878% due 10/25/2036 ^	617	527
6.000% due 03/25/2037 ^	3,532	3,057
6.000% due 08/25/2037 ^	2,908	2,573
Banc of America Mortgage Trust
2.648% due 02/25/2034	185	186
2.729% due 05/25/2034	1,244	1,249
2.797% due 09/25/2034	1,339	1,317
6.500% due 10/25/2031	5	5
6.500% due 09/25/2033	118	119
BCAP LLC Trust
1.023% due 11/26/2046	4,410	4,261
1.962% due 04/26/2037	4,743	4,716
2.285% due 07/26/2035	365	363
2.548% due 05/26/2036	1,258	1,271
2.653% due 10/26/2036	399	91
4.000% due 04/26/2037	1,075	1,091
5.250% due 02/26/2036	4,798	4,330
5.250% due 04/26/2037	10,515	9,756
5.250% due 06/26/2037	2,133	2,137
5.345% due 03/26/2037	9,906	9,676
10.033% due 02/26/2036	2,837	1,078
11.304% due 04/26/2037	2,585	805
13.121% due 06/26/2036	2,140	656
BCRR Trust
5.988% due 08/17/2045	5,896	6,144
Bear Stearns Adjustable Rate Mortgage Trust
2.266% due 04/25/2034	138	136
2.360% due 02/25/2036	499	433
2.459% due 05/25/2034	25	23
2.595% due 02/25/2033	17	16
2.625% due 04/25/2034	9	9
2.655% due 05/25/2034	85	82
2.656% due 08/25/2035	506	451
2.699% due 08/25/2035	241	209
2.742% due 03/25/2035	22	21
2.752% due 01/25/2034	529	530
2.761% due 11/25/2034	313	309

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.795% due 05/25/2047 ^		$786	$706
2.807% due 01/25/2035		516	516
2.961% due 10/25/2034		105	97
3.182% due 11/25/2034		10	10
Bear Stearns ALT-A Trust
0.354% due 02/25/2034		118	108
0.394% due 02/25/2034		188	158
0.514% due 08/25/2036 ^		3,503	2,581
0.534% due 08/25/2036		1,331	1,024
0.634% due 04/25/2036		4,761	3,685
0.874% due 09/25/2034		127	127
0.894% due 09/25/2034		1,220	1,189
2.379% due 03/25/2036		2,704	1,880
2.399% due 01/25/2036 ^		2,549	2,091
2.555% due 08/25/2036 ^		28	21
2.567% due 03/25/2036		836	619
2.581% due 05/25/2035		5,138	5,090
2.655% due 11/25/2035 ^		247	185
2.709% due 11/25/2036		5,466	3,974
2.784% due 11/25/2036		37,999	29,218
4.139% due 11/25/2036 ^		1,053	805
Bear Stearns Mortgage Funding Trust
0.384% due 01/25/2037		4,175	3,399
7.000% due 08/25/2036		1,985	1,886
Bear Stearns Structured Products, Inc. Trust
2.641% due 12/26/2046		1,715	1,299
Berica ABS SRL
0.285% due 12/31/2055	EUR	6,233	6,911
Berica Residential MBS SRL
0.288% due 03/31/2048		12,115	13,255
Chase Mortgage Finance Trust
2.620% due 07/25/2037		$123	125
2.621% due 02/25/2037		155	152
ChaseFlex Trust
0.494% due 07/25/2037		1,113	962
0.654% due 07/25/2037 ^		588	325
4.255% due 08/25/2037 ^		4,123	3,530
6.000% due 02/25/2037 ^		1,177	1,010
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.424% due 05/25/2036		2,262	2,000
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		287	288
6.000% due 09/25/2037		644	674
Citigroup Global Markets Mortgage Securities, Inc.
0.694% due 05/25/2032		120	116
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035		1,031	1,006
2.500% due 11/25/2035		3,932	3,772
2.567% due 02/25/2034		284	283
2.622% due 07/25/2046 ^		86	76
2.631% due 03/25/2036		23,674	23,825
2.660% due 05/25/2035		18	18
2.708% due 08/25/2035		2,059	2,049

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.708% due 08/25/2035 ^	$227	$169
2.775% due 11/25/2036 ^	1,349	1,158
2.905% due 09/25/2037 ^	697	632
5.484% due 09/25/2037 ^	4,436	3,831
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	75	80
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,214	1,068
6.000% due 10/25/2037 ^	9,997	9,170
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	1,835	1,605
Countrywide Alternative Loan Trust
0.314% due 06/25/2036	2,408	2,106
0.334% due 04/25/2047	6,037	5,102
0.364% due 11/25/2036	410	402
0.364% due 01/25/2037 ^	314	304
0.374% due 05/25/2047	13,677	11,618
0.384% due 09/25/2046 ^	245	213
0.394% due 06/25/2037	41	35
0.411% due 12/20/2046	33,623	25,147
0.426% due 07/20/2035	85	74
0.426% due 03/20/2046	3,723	2,966
0.444% due 09/25/2046 ^	793	360
0.474% due 12/25/2035	599	527
0.474% due 02/25/2037	656	527
0.516% due 11/20/2035	5,879	4,861
0.544% due 05/25/2037 ^	89	55
0.564% due 02/25/2037 ^	17,221	10,781
0.594% due 05/25/2036	3,964	3,089
0.644% due 09/25/2035 ^	5,955	4,590
0.694% due 12/25/2035 ^	7,159	5,159
0.694% due 05/25/2037 ^	2,160	1,357
0.894% due 05/25/2036	2,606	1,662
0.904% due 07/25/2036 ^	2,021	1,290
0.944% due 08/25/2035 ^	197	167
0.994% due 12/25/2035 ^	1,419	1,184
1.094% due 12/25/2036 ^	8,905	5,705
1.199% due 02/25/2036	21	19
1.679% due 01/25/2036	1,885	1,739
2.675% due 10/25/2035 ^	964	862
2.770% due 06/25/2037	6,662	5,644
4.500% due 09/25/2018	1,553	1,592
5.250% due 06/25/2035 ^	45	41
5.500% due 04/25/2035	1,000	981
5.500% due 10/25/2035 ^	1,066	979
5.500% due 11/25/2035 ^	4,427	4,085
5.500% due 01/25/2036	944	860
5.500% due 03/25/2036 ^	108	93
5.750% due 02/25/2035	1,110	1,095
5.750% due 07/25/2035 ^	3,926	3,656
6.000% due 04/25/2036 ^	1,403	1,221
6.000% due 01/25/2037 ^	1,795	1,496
6.000% due 02/25/2037 ^	4,149	3,351
6.000% due 03/25/2037 ^	1,896	1,547

26	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/25/2037 ^	$1,378	$1,129
6.000% due 08/25/2037 ^	1,107	928
6.250% due 11/25/2036 ^	1,059	1,000
6.500% due 09/25/2037 ^	1,888	1,498
Countrywide Home Loan Mortgage Pass-Through Trust
0.484% due 04/25/2035	729	641
0.514% due 03/25/2035	6,170	4,782
0.524% due 02/25/2035	120	112
0.564% due 02/25/2035	2,224	1,874
0.954% due 09/25/2034	10	10
2.250% due 07/25/2034	396	394
2.330% due 02/20/2036	1,678	1,462
2.448% due 11/25/2034	138	131
2.454% due 10/19/2032	9	8
2.491% due 02/20/2036	10,780	9,218
2.509% due 03/25/2037 ^	284	231
2.562% due 09/25/2034 ^	50	38
2.567% due 12/25/2033	75	75
2.582% due 11/19/2033	43	41
2.590% due 06/20/2035	43	39
2.593% due 02/20/2036 ^	956	891
2.766% due 08/25/2034 ^	20	18
2.766% due 08/25/2034	314	289
2.773% due 06/25/2033	524	519
5.500% due 03/25/2035	668	695
5.500% due 11/25/2035 ^	207	201
5.500% due 07/25/2037 ^	1,267	1,131
5.750% due 07/25/2037 ^	6,136	5,857
6.000% due 02/25/2036 ^	1,076	885
6.000% due 03/25/2036 ^	11	10
Countrywide Home Loan Reperforming REMIC Trust
0.534% due 06/25/2035	2,532	2,254
0.594% due 11/25/2034	69	63
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	25,638	26,513
Credit Suisse First Boston Mortgage Securities Corp.
0.458% due 05/15/2023 (a)	219,000	2,512
0.804% due 03/25/2032	107	99
2.236% due 06/25/2033	55	54
2.285% due 07/25/2033	15	15
2.580% due 08/25/2033	54	55
6.000% due 01/25/2036 ^	2,834	2,076
6.500% due 04/25/2033	1	1
7.000% due 02/25/2034	400	432
Credit Suisse Mortgage Capital Certificates
0.449% due 02/27/2036	1,016	970
2.380% due 07/27/2037	3,993	3,155
2.703% due 02/26/2036	1,384	1,339
2.782% due 08/27/2046	5,063	4,975
5.383% due 02/15/2040	3,072	3,138
5.467% due 09/16/2039	1,787	1,816
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^	1,434	1,260
7.000% due 08/25/2037	1,508	1,157

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deco UK PLC
0.741% due 01/27/2020	GBP	2,198	$3,222
Deutsche ALT-A Securities, Inc.
0.294% due 08/25/2037 ^		$1,467	1,196
0.314% due 08/25/2036		5,115	4,123
0.344% due 03/25/2037 ^		1,397	1,011
0.404% due 08/25/2037 ^		1,305	1,116
0.524% due 02/25/2036		10,322	8,276
1.853% due 08/25/2035 ^		586	460
Downey Savings & Loan Association Mortgage Loan Trust
0.476% due 08/19/2045		39	35
1.103% due 03/19/2046 ^		1,532	1,164
EF Hutton Trust
9.950% due 10/20/2018		7	7
EMF-NL BV
0.981% due 07/17/2041	EUR	1,200	1,198
EMF-NL Prime BV
0.781% due 04/17/2041		6,631	6,780
Eurosail BV
1.481% due 10/17/2040		3,767	4,125
First Horizon Alternative Mortgage Securities Trust
2.261% due 03/25/2035		$70	56
2.291% due 04/25/2036 ^		1,261	1,067
2.300% due 01/25/2036 ^		11,649	9,401
2.368% due 06/25/2036		1,438	1,185
6.000% due 08/25/2036 ^		1,953	1,613
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		2,297	2,051
First Horizon Mortgage Pass-Through Trust
2.523% due 02/25/2034		590	588
2.726% due 08/25/2035		482	432
First Republic Mortgage Loan Trust
0.557% due 11/15/2031		809	777
GMAC Mortgage Corp. Loan Trust
3.045% due 06/25/2034		11	10
Granite Master Issuer PLC
0.748% due 12/20/2054	GBP	618	931
Granite Mortgages PLC
0.787% due 07/20/2043		$254	252
0.966% due 09/20/2044	GBP	69	105
GreenPoint Mortgage Funding Trust
0.464% due 11/25/2045		$130	114
0.634% due 06/25/2045		20	18
Greenpoint Mortgage Pass-Through Certificates
2.855% due 10/25/2033		81	80
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	981	782
GS Mortgage Securities Trust
5.374% due 05/17/2045		$3,990	4,021
GSMPS Mortgage Loan Trust
0.544% due 03/25/2035		87	75

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
1.860% due 03/25/2033	$26	$25
2.303% due 06/25/2034	496	484
2.334% due 06/25/2034	437	424
2.702% due 09/25/2035	1,525	1,533
2.726% due 09/25/2035	357	361
5.750% due 03/25/2036 ^	710	653
5.750% due 01/25/2037	1,686	1,638
6.000% due 03/25/2032	7	7
6.000% due 02/25/2036	4,438	3,804
6.000% due 03/25/2037 ^	2,650	2,541
6.000% due 05/25/2037 ^	1,086	1,020
6.500% due 09/25/2036 ^	784	683
HarborView Mortgage Loan Trust
0.396% due 11/19/2036	285	237
0.396% due 07/19/2046	317	190
0.396% due 11/19/2046 ^	88	66
0.456% due 06/19/2035	126	110
0.466% due 01/19/2036	2,436	1,665
0.496% due 02/19/2036	1,891	1,414
0.526% due 11/19/2035	1,964	1,652
0.966% due 10/19/2035	1,085	917
1.036% due 11/19/2034	1,492	1,191
2.455% due 04/19/2034	17	17
2.509% due 06/19/2045 ^	4,591	2,941
HomeBanc Mortgage Trust
2.287% due 04/25/2037 ^	14,971	9,329
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^	4,994	4,348
Impac CMB Trust
0.854% due 03/25/2035	292	275
Impac Secured Assets Trust
0.364% due 01/25/2037	9,411	8,270
0.544% due 05/25/2036	387	377
IndyMac Adjustable Rate Mortgage Trust
1.796% due 01/25/2032	5	4
IndyMac Mortgage Loan Trust
0.354% due 04/25/2037	958	842
0.384% due 09/25/2046	49	42
0.394% due 11/25/2046	740	528
0.444% due 02/25/2037	2,700	1,701
0.494% due 07/25/2035	2,194	1,901
2.457% due 01/25/2036 ^	910	760
2.486% due 01/25/2036	2,434	2,281
2.551% due 12/25/2034	1,003	961
2.577% due 10/25/2034	2,541	2,444
2.669% due 12/25/2036 ^	92	82
2.857% due 03/25/2037 ^	5,536	5,160
2.864% due 06/25/2037 ^	1,315	982
2.976% due 06/25/2036	1,624	1,329
JPMorgan Alternative Loan Trust
0.334% due 03/25/2037	1,407	1,049
0.344% due 07/25/2036	1,503	1,502
0.354% due 09/25/2036	11,672	10,612

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.793% due 05/26/2037	$9,662	$8,986
3.117% due 05/25/2037 ^	2,722	2,256
5.500% due 11/25/2036 ^	1	1
6.310% due 08/25/2036 ^	2,884	2,391
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	6,467	6,651
5.397% due 05/15/2045	11,554	11,845
JPMorgan Mortgage Trust
1.993% due 11/25/2033	24	24
2.602% due 04/25/2037 ^	112	99
2.620% due 07/25/2035	70	71
2.686% due 07/25/2035	82	83
2.756% due 02/25/2036 ^	23	21
2.764% due 05/25/2034	248	246
4.740% due 11/25/2035	1,044	995
5.029% due 04/25/2036 ^	647	598
5.750% due 01/25/2036 ^	2,186	1,940
6.000% due 08/25/2037 ^	6,405	5,920
6.250% due 07/25/2036 ^	2,708	2,320
6.500% due 01/25/2036 ^	936	836
6.500% due 08/25/2036 ^	4,447	3,764
JPMorgan Resecuritization Trust
2.281% due 05/27/2037	3,749	3,656
2.416% due 06/27/2037	94	95
LB Commercial Mortgage Trust
6.051% due 07/15/2044	10,185	10,828
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	3,093	3,189
Lehman XS Trust
0.354% due 03/25/2047 ^	3,026	2,436
0.394% due 08/25/2046	4,709	3,848
0.424% due 04/25/2046 ^	5,266	4,055
LMREC, Inc.
1.946% due 02/22/2032	15,000	14,973
Luminent Mortgage Trust
0.434% due 04/25/2036	5,167	3,407
MASTR Adjustable Rate Mortgages Trust
0.404% due 04/25/2046	688	516
0.404% due 05/25/2047 ^	974	905
0.494% due 05/25/2047 ^	705	444
2.217% due 05/25/2034	455	454
2.511% due 05/25/2034	258	251
2.763% due 11/21/2034	129	133
MASTR Asset Securitization Trust
5.500% due 11/25/2017	4	4
5.500% due 09/25/2033	98	102
MASTR Seasoned Securitization Trust
3.393% due 10/25/2032	32	32
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.907% due 11/15/2031	204	201

28	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030		$360	$346
Merrill Lynch Alternative Note Asset Trust
0.364% due 02/25/2037		1,139	1,038
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035		6	6
0.444% due 08/25/2036		14	13
0.574% due 08/25/2035		3,989	3,641
0.854% due 06/25/2028		4	4
0.860% due 11/25/2029 (a)		4,028	82
1.197% due 10/25/2035		948	905
2.125% due 02/25/2036		1,789	1,771
2.182% due 02/25/2033		46	44
2.656% due 03/25/2036 ^		1,879	1,267
2.934% due 05/25/2033		7	7
Morgan Stanley Capital Trust
5.447% due 02/12/2044		50	52
5.665% due 04/15/2049		77,322	81,647
Morgan Stanley Mortgage Loan Trust
2.137% due 06/25/2036		10,573	10,307
2.247% due 06/25/2036		84	82
2.502% due 07/25/2035		308	267
2.512% due 07/25/2035		534	493
2.568% due 08/25/2034		584	556
2.848% due 08/25/2034		63	62
3.202% due 11/25/2037		4,080	3,283
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		770	809
Mortgages PLC
1.042% due 10/31/2038	GBP	1,988	2,853
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		$1,109	1,137
Newgate Funding PLC
0.562% due 12/15/2050	EUR	17,300	17,922
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.614% due 04/25/2047		$10,990	7,314
2.433% due 10/25/2035		1,332	1,257
2.903% due 08/25/2035		1,046	1,026
Nomura Resecuritization Trust
2.772% due 12/26/2046		15,244	13,962
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.574% due 12/25/2035		8,537	7,543
5.675% due 12/25/2035		1,727	1,796
Prime Mortgage Trust
0.594% due 02/25/2034		6	6
5.500% due 06/25/2036 ^		387	366
RBSGC Structured Trust
5.500% due 11/25/2035 ^		25,766	22,581
RBSSP Resecuritization Trust
0.439% due 06/27/2036		9,319	5,620
0.439% due 08/27/2037		3,069	2,098

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc. Trust
0.334% due 01/25/2037		$2,885	$2,371
0.344% due 02/25/2047		11,631	6,637
0.374% due 05/25/2036		3,384	2,764
0.379% due 12/25/2036		213	166
0.444% due 02/25/2036 ^		513	362
0.444% due 08/25/2037		187	148
0.494% due 08/25/2035		1,547	1,202
0.594% due 03/25/2033		28	28
0.594% due 11/25/2036 ^		719	448
0.594% due 10/25/2045		462	359
0.874% due 12/25/2033		257	242
3.109% due 03/25/2035 ^		1,338	1,171
3.215% due 02/25/2035 ^		1,997	1,631
3.450% due 12/26/2034 ^		632	533
3.570% due 12/25/2035		6,771	5,876
3.608% due 09/25/2035 ^		1,171	954
3.767% due 01/25/2036 ^		4,093	3,333
6.000% due 10/25/2034		6,125	6,457
6.000% due 06/25/2036 ^		692	575
6.500% due 09/25/2037 ^		772	598
Residential Asset Securitization Trust
0.544% due 10/25/2018		14	14
0.594% due 05/25/2033		14	14
0.594% due 01/25/2046 ^		2,716	1,396
0.644% due 02/25/2034		247	230
0.894% due 10/25/2035 ^		6,663	5,022
5.500% due 09/25/2035 ^		188	166
5.500% due 12/25/2035 ^		470	425
5.750% due 02/25/2036 ^		1,851	1,523
6.000% due 07/25/2036		837	739
6.000% due 03/25/2037 ^		2,313	1,678
6.000% due 07/25/2037 ^		2,058	1,500
6.250% due 07/25/2036 ^		6,556	6,227
Residential Funding Mortgage Securities, Inc. Trust
3.184% due 02/25/2036 ^		1,258	1,143
3.324% due 09/25/2036 ^		100	77
6.000% due 10/25/2036 ^		1,403	1,275
6.500% due 03/25/2032		41	43
RMAC Securities PLC
0.739% due 06/12/2044	GBP	1,159	1,563
Royal Bank of Scotland Capital Funding Trust
6.150% due 02/16/2051		$2,356	2,414
6.230% due 12/16/2049		6,311	6,521
Securitized Asset Sales, Inc.
0.473% due 11/26/2023		43	36
Sequoia Mortgage Trust
0.916% due 11/22/2024		122	122
2.861% due 09/20/2046 ^		190	154
Sovereign Commercial Mortgage Securities Trust
6.024% due 07/22/2030		2,700	2,699
STRIPS Ltd.
5.000% due 03/24/2018		244	56

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
0.414% due 06/25/2037	$5,125	$4,442
0.514% due 10/25/2035	9,182	8,274
1.597% due 01/25/2035	37	30
2.453% due 05/25/2034	594	593
2.453% due 01/25/2035	296	274
2.493% due 07/25/2034	865	866
2.513% due 04/25/2034	115	116
2.554% due 03/25/2034	34	33
2.560% due 02/25/2034	48	48
2.636% due 10/25/2036 ^	961	714
2.769% due 09/25/2036 ^	685	442
4.541% due 04/25/2036 ^	1,128	848
4.559% due 11/25/2035 ^	11,315	9,652
Structured Asset Mortgage Investments Trust
0.314% due 08/25/2036	461	360
0.374% due 07/25/2046	5,625	4,523
0.384% due 07/25/2046	16,682	13,271
0.404% due 04/25/2036	488	371
0.404% due 08/25/2036	2,276	1,791
0.404% due 05/25/2046	359	284
0.424% due 05/25/2045	105	93
0.466% due 07/19/2035	826	802
0.474% due 02/25/2036	745	607
0.494% due 08/25/2036 ^	917	390
0.796% due 07/19/2034	24	24
0.876% due 09/19/2032	6	6
0.916% due 03/19/2034	7	7
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.233% due 01/25/2032	121	117
2.349% due 06/25/2033	64	63
2.369% due 03/25/2033	96	95
2.516% due 02/25/2032	6	6
4.740% due 12/25/2034	16	17
5.661% due 03/25/2034	6,648	6,965
Thornburg Mortgage Securities Trust
1.444% due 06/25/2037	10,837	9,520
2.063% due 10/25/2043	247	242
2.096% due 06/25/2037	47,108	45,178
TIAA Seasoned Commercial Mortgage Trust
5.477% due 08/15/2039	1,197	1,202
UBS-Citigroup Commercial Mortgage Trust
2.638% due 01/10/2045 (a)	40,743	3,407
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	1,817	1,863
5.749% due 07/15/2045	37,460	38,444
5.901% due 06/15/2049	41,264	43,601
6.150% due 02/15/2051	16,758	17,889
Wachovia Mortgage Loan Trust LLC
2.636% due 03/20/2037 ^	960	925
2.789% due 05/20/2036 ^	2,317	2,046
4.000% due 10/20/2035	3,209	3,123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates Trust
0.424% due 04/25/2045	$1,289	$1,227
0.454% due 11/25/2045	65	62
0.464% due 12/25/2045	16	15
0.484% due 07/25/2045	334	314
0.484% due 12/25/2045	1,091	995
0.504% due 01/25/2045	3,307	3,137
0.929% due 01/25/2047	307	280
0.949% due 06/25/2047 ^	297	110
0.993% due 12/25/2046	624	573
1.179% due 06/25/2046	1,705	1,599
1.199% due 02/25/2046	138	127
1.199% due 08/25/2046	4,527	3,794
1.399% due 11/25/2042	26	25
1.583% due 08/25/2042	276	264
1.599% due 06/25/2042	648	629
1.798% due 01/25/2037 ^	716	613
1.819% due 10/25/2036 ^	89	75
2.000% due 05/25/2037	138	117
2.026% due 12/25/2036 ^	389	346
2.125% due 03/25/2037 ^	75,083	66,678
2.155% due 03/25/2033	120	120
2.159% due 05/25/2046	218	187
2.159% due 11/25/2046	683	618
2.159% due 12/25/2046	713	661
2.193% due 02/25/2037 ^	520	438
2.233% due 06/25/2037 ^	3,293	2,896
2.234% due 07/25/2037 ^	787	675
2.268% due 12/25/2032	5,755	5,756
2.294% due 02/25/2037 ^	396	355
2.323% due 03/25/2036	1,164	1,111
2.350% due 01/25/2036	2,324	2,309
2.398% due 09/25/2036 ^	1,049	953
2.433% due 03/25/2034	8	8
2.443% due 03/25/2035	621	618
2.485% due 08/25/2035	1,275	1,276
2.545% due 10/25/2034	540	546
2.560% due 06/25/2033	242	246
2.564% due 09/25/2033	38	38
3.831% due 12/25/2036 ^	4,790	4,381
6.031% due 10/25/2036 ^	1,898	1,597
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
0.894% due 01/25/2036 ^	7,770	5,671
0.969% due 04/25/2047	8,126	6,190
1.139% due 07/25/2046 ^	136	88
2.166% due 02/25/2033	20	19
2.375% due 06/25/2033	100	99
5.750% due 11/25/2035 ^	1,980	1,795
6.000% due 10/25/2035 ^	986	758
Wells Fargo Alternative Loan Trust
0.544% due 06/25/2037 ^	4,914	3,483

30	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.596% due 02/25/2034	$590	$598
2.599% due 04/25/2036	994	968
2.619% due 03/25/2035	467	468
2.625% due 12/25/2033	5	5
2.653% due 05/25/2036 ^	828	791
2.674% due 04/25/2035	66	66
2.696% due 04/25/2036	11	11
2.705% due 04/25/2036 ^	1,242	1,218
2.722% due 09/25/2034	1,128	1,034
2.725% due 10/25/2033	653	661
2.739% due 07/25/2036 ^	4,557	4,442
5.705% due 04/25/2036	388	381
5.750% due 03/25/2037 ^	31	30
6.000% due 03/25/2037 ^	3,235	3,190
6.000% due 07/25/2037 ^	1,515	1,516

Total Mortgage-Backed Securities (Cost $1,252,085)		1,344,394

ASSET-BACKED SECURITIES 25.3%
ACAS CLO Ltd.
1.645% due 10/25/2025	8,500	8,436
Accredited Mortgage Loan Trust
0.324% due 02/25/2037	6,460	6,196
0.474% due 04/25/2036	10,500	9,213
0.650% due 09/25/2035	2,000	1,966
0.670% due 09/25/2035	1,800	1,669
0.680% due 09/25/2035	600	481
ACE Securities Corp. Home Equity Loan Trust
0.314% due 08/25/2036 ^	3,578	1,335
0.349% due 08/25/2036	22,515	18,920
0.354% due 08/25/2036 ^	1,919	722
0.394% due 12/25/2036	6,785	2,808
0.854% due 11/25/2035	3,000	2,570
0.874% due 09/25/2035	1,568	1,262
0.929% due 08/25/2035	1,612	1,595
1.169% due 11/25/2033	395	371
1.994% due 10/25/2032	1,427	1,398
Aegis Asset-Backed Securities Trust
0.634% due 06/25/2035	1,200	1,117
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	6,354	6,779
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.664% due 10/25/2035	2,670	2,603
0.664% due 01/25/2036	11,921	9,952
0.694% due 09/25/2035	2,350	2,113
1.064% due 07/25/2034	642	574
1.214% due 10/25/2034	700	628
1.244% due 11/25/2034	1,812	1,685
1.319% due 11/25/2034	1,031	884
5.325% due 11/25/2035	62	63

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Amortizing Residential Collateral Trust
0.774% due 07/25/2032	$6	$6
0.894% due 10/25/2031	783	714
Argent Securities Trust
0.304% due 09/25/2036	1,004	394
0.344% due 06/25/2036	4,498	1,662
0.344% due 07/25/2036	2,759	1,182
0.344% due 09/25/2036	1,184	466
0.354% due 05/25/2036	2,238	848
0.434% due 07/25/2036	2,541	1,108
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.514% due 01/25/2036	3,329	2,586
1.014% due 02/25/2034	1,589	1,434
Asset-Backed Funding Certificates Trust
0.304% due 01/25/2037	4,950	3,061
0.354% due 01/25/2037	2,378	1,482
0.869% due 06/25/2035	3,700	3,550
0.894% due 06/25/2034	787	739
1.244% due 03/25/2034	2,535	2,042
1.319% due 12/25/2032	789	761
Asset-Backed Securities Corp. Home Equity Loan Trust
0.624% due 11/25/2035	1,000	975
0.644% due 11/25/2035	1,200	1,083
0.744% due 09/25/2034	1	1
1.289% due 02/25/2035	1,398	1,140
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036	528	527
Bayview Financial Revolving Asset Trust
1.124% due 02/28/2040	211	165
Bear Stearns Asset-Backed Securities Trust
0.344% due 11/25/2036	7,391	6,050
0.354% due 08/25/2036	9,882	8,640
0.364% due 01/25/2037	2,353	2,034
0.394% due 12/25/2036	3,943	3,605
0.394% due 04/25/2037 ^	4,277	4,177
0.434% due 06/25/2047	3,500	2,999
0.594% due 09/25/2046	1,155	997
0.624% due 11/25/2035 ^	2,700	2,634
0.674% due 11/25/2035 ^	1,540	1,249
0.684% due 07/25/2035	1,959	1,925
0.684% due 09/25/2035	2,266	2,024
0.844% due 08/25/2035	5,494	5,219
0.874% due 10/25/2035	4,000	3,439
0.944% due 09/25/2035	1,247	1,222
1.154% due 04/25/2035	3,783	3,543
1.194% due 10/25/2037	835	786
1.194% due 11/25/2042	10	10
1.444% due 08/25/2037	18,019	16,566
5.500% due 08/25/2036	1,115	1,118
5.750% due 11/25/2034	1,783	1,771
6.500% due 10/25/2036 ^	5,556	4,492

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Belle Haven ABS CDO Ltd.
0.660% due 11/03/2044		$21,834	$11,353
0.700% due 11/03/2044		32,734	17,022
Benefit Street Partners CLO Ltd.
1.811% due 07/18/2027		11,100	11,054
1.837% due 04/18/2027		50,000	49,756
BlackRock Senior Income
0.527% due 04/20/2019		762	759
Carrington Mortgage Loan Trust
0.254% due 01/25/2037		738	537
0.344% due 05/25/2036		1,482	1,436
0.354% due 10/25/2036		1,922	1,127
0.434% due 06/25/2036		3,400	2,297
0.654% due 06/25/2035		1,780	1,726
1.094% due 05/25/2034		2,756	2,575
Cavendish Square Funding PLC
0.246% due 02/11/2055	EUR	873	946
Centex Home Equity Loan Trust
0.494% due 06/25/2036		$3,750	2,919
CIFC Funding Ltd.
1.727% due 11/27/2024		22,500	22,360
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045		47	33
0.334% due 08/25/2036		6,995	6,329
0.354% due 09/25/2036		24,557	17,998
0.354% due 12/25/2036		3,701	2,356
0.454% due 03/25/2036		2,648	2,026
0.599% due 11/25/2046		939	790
Citius Funding Ltd.
0.449% due 05/05/2046 ^		472,103	60,052
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		14,074	15,626
Countrywide Asset-Backed Certificates
0.334% due 08/25/2037		30,214	27,317
0.344% due 12/25/2036		11,189	10,672
0.344% due 01/25/2037		8,303	7,940
0.344% due 01/25/2045		949	935
0.344% due 12/25/2046		9,267	8,833
0.344% due 06/25/2047		23,009	20,261
0.354% due 01/25/2046		1,119	1,018
0.364% due 06/25/2047		2,834	2,688
0.384% due 06/25/2047		18,498	17,042
0.414% due 06/25/2037		3,000	2,039
0.474% due 09/25/2036		5,008	4,559
0.484% due 06/25/2036		5,000	4,473
0.484% due 08/25/2036		1,400	1,255
0.494% due 06/25/2036		4,600	4,048
0.504% due 09/25/2037		1,727	879
0.534% due 04/25/2036		8,100	7,641
0.534% due 12/25/2036 ^		483	340
0.544% due 04/25/2036		1,900	1,682
0.674% due 12/25/2031		2	1
0.674% due 01/25/2036		5,100	4,650
0.714% due 12/25/2035		2,733	2,702

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.049% due 05/25/2036		$5,000	$4,368
1.064% due 06/25/2035		4,375	3,908
1.694% due 02/25/2035		4,400	3,857
1.799% due 01/25/2034		2,242	2,128
4.469% due 04/25/2036		1,100	1,116
4.978% due 07/25/2036		937	928
5.089% due 10/25/2046 ^		3,649	3,472
5.478% due 04/25/2047 ^		9,048	7,870
Countrywide Asset-Backed Certificates Trust
0.344% due 10/25/2046 ^		4,550	4,658
0.354% due 03/25/2037		8,772	8,135
0.544% due 04/25/2036		3,586	3,539
0.674% due 05/25/2036		8,500	6,447
0.694% due 08/25/2047		8,064	7,954
0.794% due 07/25/2035		9,000	8,737
0.914% due 07/25/2034		1,938	1,839
1.049% due 08/25/2034		1,546	1,472
5.251% due 12/25/2034		4,131	4,127
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032		7	7
Credit-Based Asset Servicing and Securitization LLC
0.344% due 11/25/2036		1,492	829
0.534% due 07/25/2037		10,647	7,342
0.944% due 04/25/2036		3,039	2,683
3.988% due 03/25/2037 ^		12,439	7,658
3.999% due 01/25/2037 ^		1,706	912
6.280% due 05/25/2035		2,087	2,144
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		290	305
7.790% due 05/25/2030 ^		720	722
Eaton Vance CDO PLC
0.211% due 03/25/2026	EUR	2,770	3,087
Fairbanks Capital Mortgage Loan Trust
1.394% due 05/25/2028		$21	20
Faxtor ABS BV
0.247% due 11/02/2070	EUR	1,477	1,592
Fieldstone Mortgage Investment Trust
0.354% due 11/25/2036		$2,354	1,309
First Franklin Mortgage Loan Asset-Backed Certificates
1.019% due 05/25/2034		386	357
First Franklin Mortgage Loan Trust
0.334% due 09/25/2036		1,725	1,637
0.554% due 10/25/2035		10,342	9,698
0.674% due 12/25/2035		5,400	5,082
1.019% due 01/25/2035		714	688
1.139% due 03/25/2035		2,900	2,436
1.469% due 07/25/2034		1,500	1,304
Fremont Home Loan Trust
0.324% due 11/25/2036		7,249	3,276
0.344% due 01/25/2037		2,166	1,131
0.434% due 02/25/2037		5,744	3,297
0.444% due 05/25/2036		12,292	7,322

32	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Greywolf CLO Ltd.
1.871% due 04/25/2027		$40,000	$39,884
GSAA Home Equity Trust
0.474% due 07/25/2037		31,412	11,834
0.644% due 08/25/2037		1,527	1,397
4.999% due 09/25/2035		259	267
GSAMP Trust
0.244% due 12/25/2046		1,814	989
0.294% due 12/25/2046		5,473	3,007
0.344% due 12/25/2046		3,276	1,814
0.424% due 12/25/2046		819	459
0.434% due 08/25/2036		1,670	1,287
0.454% due 06/25/2036		7,462	5,472
0.464% due 04/25/2036		3,600	2,286
1.064% due 11/25/2034		2,588	2,386
Home Equity Asset Trust
0.474% due 08/25/2036		5,900	5,049
0.684% due 12/25/2035		200	192
1.894% due 05/25/2033		5,024	4,812
Home Equity Loan Trust
0.534% due 04/25/2037		3,000	1,895
Home Equity Mortgage Trust
5.367% due 07/25/2036 ^		284	140
HSI Asset Securitization Corp. Trust
0.304% due 12/25/2036		5,204	2,189
0.364% due 12/25/2036		1,505	636
0.374% due 04/25/2037		26,300	18,818
0.384% due 01/25/2037		2,500	1,624
0.414% due 12/25/2036		11,138	4,752
Huntington CDO Ltd.
0.574% due 11/05/2040		20,630	19,598
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	4	4
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.354% due 07/25/2037		$4,271	2,698
0.394% due 07/25/2037		6,282	3,991
0.434% due 04/25/2037		3,454	2,160
Inwood Park CDO Ltd.
0.512% due 01/20/2021		2,920	2,920
IXIS Real Estate Capital Trust
0.424% due 01/25/2037		5,601	2,814
JPMorgan Mortgage Acquisition Corp.
0.384% due 05/25/2035		1,534	1,513
JPMorgan Mortgage Acquisition Trust
0.344% due 07/25/2036		2,421	1,281
0.354% due 07/25/2036 ^		2,187	1,037
0.384% due 03/25/2047		5,800	4,124
6.130% due 07/25/2036 ^		1,740	1,054
L2L Education Loan Trust
0.547% due 06/15/2031		8,040	7,497

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
0.344% due 04/25/2037 ^		$77	$58
0.364% due 01/25/2037		3,200	2,827
0.454% due 05/25/2046 ^		44,519	24,048
Long Beach Mortgage Loan Trust
0.494% due 02/25/2036		2,852	1,817
0.534% due 01/25/2046		5,000	4,078
1.094% due 06/25/2035		1,800	1,674
1.994% due 07/25/2032 ^		256	227
Madison Park Funding Ltd.
1.657% due 01/20/2025		30,000	30,005
Malin CLO BV
0.171% due 05/07/2023	EUR	228	252
MASTR Asset-Backed Securities Trust
0.244% due 11/25/2036		$85	41
0.344% due 08/25/2036		1,384	702
0.364% due 10/25/2036		7,279	6,276
0.404% due 05/25/2037		3,930	2,906
0.434% due 03/25/2036		5,159	3,212
0.434% due 10/25/2036		1,700	1,079
0.454% due 06/25/2036		14,451	9,350
0.694% due 10/25/2035 ^		1,169	895
Merit Securities Corp.
6.690% due 07/28/2033		452	460
Meritage Mortgage Loan Trust
0.944% due 11/25/2035		641	630
Merrill Lynch Mortgage Investors Trust
0.264% due 04/25/2047		3,278	1,847
0.304% due 08/25/2037		3,220	1,934
0.344% due 08/25/2037		19,428	11,727
0.394% due 01/25/2037		1,857	1,804
0.694% due 06/25/2036		750	718
4.475% due 02/25/2037 ^		1,846	390
Monroe Capital BSL CLO Ltd.
1.866% due 05/22/2027		47,000	46,831
Morgan Stanley ABS Capital, Inc. Trust
0.254% due 12/25/2036		5,566	3,252
0.304% due 03/25/2037		2,172	1,107
0.334% due 11/25/2036		14,365	8,969
0.344% due 09/25/2036		13,232	6,809
0.344% due 10/25/2036		30,293	18,768
0.344% due 11/25/2036		4,879	2,905
0.344% due 12/25/2036		1,232	728
0.354% due 09/25/2036		1,896	1,107
0.414% due 11/25/2036		7,767	4,904
0.424% due 09/25/2036		1,896	1,121
0.424% due 02/25/2037		3,242	1,511
0.434% due 06/25/2036		1,814	1,228
0.444% due 08/25/2036		188	119
0.444% due 03/25/2037		23,287	12,123
0.534% due 03/25/2037		3,450	1,820
0.554% due 02/25/2037		4,323	2,052
0.994% due 07/25/2037		167	163
1.109% due 03/25/2035		1,100	955

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.184% due 06/25/2035	$6,600	$5,957
1.244% due 09/25/2033	1,760	1,679
1.244% due 06/25/2035 ^	4,000	2,673
Morgan Stanley Capital, Inc. Trust
0.484% due 01/25/2036	37,083	33,647
Morgan Stanley Dean Witter Capital, Inc. Trust
1.469% due 09/25/2032	6,073	6,004
Morgan Stanley Home Equity Loan Trust
0.294% due 12/25/2036	2,248	1,300
0.544% due 04/25/2037	2,327	1,356
Morgan Stanley IXIS Real Estate Capital Trust
0.244% due 11/25/2036	2	1
Mountain View Funding CLO Ltd.
0.549% due 04/15/2019	887	882
MSIM Peconic Bay Ltd.
0.567% due 07/20/2019	137	137
National Collegiate Student Loan Trust
0.454% due 02/26/2029	3,000	2,792
New Century Home Equity Loan Trust
0.704% due 09/25/2035	3,400	3,080
3.194% due 01/25/2033	1,015	903
Newcastle CDO Ltd.
0.667% due 12/24/2039	1,346	1,313
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.524% due 10/25/2036 ^	5,679	2,335
0.594% due 02/25/2037 ^	609	246
North Carolina State Education Assistance Authority
0.994% due 07/25/2039	1,346	1,353
NovaStar Mortgage Funding Trust
0.344% due 09/25/2036	5,546	2,915
0.364% due 11/25/2036	11,192	5,312
0.404% due 01/25/2037	4,239	1,965
0.444% due 10/25/2036	1,883	970
NZCG Funding Ltd.
1.812% due 04/27/2027	40,000	39,821
OCP CLO Ltd.
1.295% due 04/26/2026	10,000	9,782
OFSI Fund Ltd.
1.627% due 10/18/2026	28,988	28,615
OHA Credit Partners Ltd.
1.407% due 04/20/2025	10,305	10,161
OHA Intrepid Leveraged Loan Fund Ltd.
1.209% due 04/20/2021	1,473	1,473
Option One Mortgage Loan Trust
0.324% due 07/25/2037	1,582	979
0.334% due 01/25/2037	9,567	5,617
0.374% due 04/25/2037	1,561	951
0.384% due 01/25/2036	639	623
0.414% due 01/25/2037	1,354	804
0.434% due 04/25/2037	1,672	997
0.444% due 03/25/2037	849	499
0.444% due 07/25/2037	2,142	1,348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ownit Mortgage Loan Trust
0.344% due 05/25/2037	$3,282	$2,292
3.374% due 12/25/2036	1,055	690
Panhandle-Plains Higher Education Authority, Inc.
1.456% due 10/01/2035	5,712	5,786
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.664% due 09/25/2035	1,400	1,310
0.724% due 07/25/2035	3,800	3,359
1.274% due 03/25/2035	1,000	918
1.439% due 01/25/2036	1,000	905
People’s Choice Home Loan Securities Trust
1.139% due 05/25/2035 ^	5,300	3,909
People’s Financial Realty Mortgage Securities Trust
0.334% due 09/25/2036	3,087	1,248
RAAC Trust
0.494% due 06/25/2044	986	848
0.534% due 08/25/2036	3,510	3,162
0.874% due 05/25/2044	6,124	5,662
1.949% due 06/25/2035	4,300	4,168
Renaissance Home Equity Loan Trust
0.694% due 12/25/2033	25	24
4.232% due 09/25/2037	7,357	6,013
5.612% due 04/25/2037	3,957	2,193
Residential Asset Mortgage Products Trust
0.354% due 12/25/2036	745	719
0.384% due 02/25/2036	3,225	3,178
0.394% due 03/25/2036	2,161	2,149
0.494% due 03/25/2036	12,900	11,285
0.694% due 09/25/2035	460	409
0.754% due 06/25/2032	7	7
Residential Asset Securities Corp. Trust
0.344% due 07/25/2036	13,712	12,223
0.344% due 08/25/2036	1,957	1,888
0.344% due 09/25/2036	454	446
0.344% due 01/25/2037	1,475	1,363
0.354% due 11/25/2036 ^	3,188	2,745
0.364% due 11/25/2036	1,448	1,277
0.374% due 04/25/2036	1,654	1,564
0.444% due 08/25/2036	6,600	5,742
0.444% due 04/25/2037	15,500	14,234
0.464% due 04/25/2036	794	766
0.464% due 07/25/2036	3,000	1,587
0.464% due 05/25/2037	800	731
0.564% due 03/25/2036	252	224
0.634% due 11/25/2035	3,300	2,978
0.654% due 09/25/2035	12,200	11,210
0.869% due 02/25/2035	1,718	1,602
0.884% due 08/25/2035	2,000	1,636
1.019% due 07/25/2034	776	696
1.034% due 12/25/2034	1,505	1,448
5.510% due 04/25/2033	4,016	4,241
6.228% due 04/25/2032	207	212
7.279% due 04/25/2032	598	612

34	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SACO, Inc.
0.594% due 04/25/2035		$6	$5
Saxon Asset Securities Trust
0.364% due 10/25/2046		3,775	3,111
0.989% due 03/25/2035 ^		1,653	1,509
Securitized Asset-Backed Receivables LLC Trust
0.444% due 03/25/2036		3,990	2,431
0.959% due 02/25/2034		2,524	2,389
SG Mortgage Securities Trust
0.344% due 10/25/2036		5,100	3,099
0.374% due 02/25/2036		1,190	756
0.404% due 10/25/2036		2,300	1,212
0.464% due 02/25/2036		7,689	4,209
Sierra Madre Funding Ltd.
0.579% due 09/07/2039		71,478	57,183
0.604% due 09/07/2039		166,670	132,502
SLM Private Education Loan Trust
3.457% due 05/16/2044		2,511	2,614
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	10,062	10,961
0.295% due 07/25/2017		$23	23
1.595% due 01/25/2018		914	915
1.795% due 04/25/2023		12,381	12,424
Soundview Home Loan Trust
0.304% due 02/25/2037		5,544	2,335
0.374% due 05/25/2036		6,981	6,641
0.454% due 02/25/2037		3,392	1,461
0.474% due 10/25/2036		6,675	5,736
0.544% due 03/25/2036		5,400	4,434
1.144% due 09/25/2037		5,238	4,251
1.144% due 10/25/2037		11,299	8,010
Specialty Underwriting & Residential Finance Trust
0.314% due 03/25/2037		1,498	798
0.344% due 09/25/2037		6,256	2,987
0.494% due 12/25/2036		7,255	5,627
Structured Asset Investment Loan Trust
0.354% due 05/25/2036		967	801
0.914% due 02/25/2035		1,900	1,798
1.094% due 09/25/2034		1,221	1,173
1.094% due 01/25/2035		3,306	3,267
1.124% due 01/25/2035		7,500	6,543
1.169% due 01/25/2035		1,713	1,228
1.319% due 01/25/2035		606	145
1.574% due 04/25/2033		167	140
1.769% due 01/25/2035		684	91
1.919% due 01/25/2035 ^		936	40
Structured Asset Securities Corp.
0.854% due 02/25/2035		3,046	2,835
Structured Asset Securities Corp. Mortgage Loan Trust
0.294% due 01/25/2037		59	59
0.364% due 12/25/2036		6,569	5,824
0.514% due 05/25/2037		3,136	2,877

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Trust
0.654% due 09/25/2035		$11,700	$8,905
Talon Funding Ltd.
0.822% due 06/05/2035		4,441	3,009
Terwin Mortgage Trust
1.134% due 12/25/2034		84	82
4.340% due 09/25/2036		308	319
4.849% due 08/25/2036		255	264
Tralee CLO Ltd.
1.637% due 07/20/2026		25,900	25,674
Triaxx Prime CDO Ltd.
0.453% due 10/02/2039		25,999	20,539
0.459% due 10/02/2039		35,928	33,772
Voya CLO Ltd.
0.539% due 12/13/2020		1,018	1,012
Washington Mutual Asset-Backed Certificates Trust
0.434% due 05/25/2036		2,992	2,167
Wells Fargo Home Equity Asset-Backed Securities Trust
0.454% due 05/25/2036		2,000	1,885
0.654% due 11/25/2035		1,400	1,352
0.824% due 11/25/2035		3,000	2,705
1.244% due 02/25/2035		3,600	3,277

Total Asset-Backed Securities (Cost $1,584,817)			1,792,075

SOVEREIGN ISSUES 4.6%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	200	229
4.750% due 06/04/2018		600	709
4.950% due 02/11/2020		300	360
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	65,400	13,369
10.000% due 01/01/2025		476,200	88,051
Italy Buoni Poliennali Del Tesoro
4.000% due 02/01/2037	EUR	8,950	12,293
4.750% due 09/01/2044		750	1,165
5.000% due 03/01/2025		4,600	6,610
5.000% due 09/01/2040		4,200	6,608
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,700	2,718
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	16,499	10,505
3.000% due 09/20/2030		4,395	3,081
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	225	179
3.000% due 02/24/2024		225	176
3.000% due 02/24/2025		225	173
3.000% due 02/24/2026		225	172
3.000% due 02/24/2027		225	168
3.000% due 02/24/2028		225	165

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/24/2029	EUR	525	$379
3.000% due 02/24/2030		4,025	2,858
3.000% due 02/24/2031		525	367
3.000% due 02/24/2032		1,125	772
3.000% due 02/24/2033		1,025	693
3.000% due 02/24/2034		1,025	684
3.000% due 02/24/2035		525	345
3.000% due 02/24/2036		2,325	1,513
3.000% due 02/24/2037		1,325	857
3.000% due 02/24/2038		1,325	850
3.000% due 02/24/2039		1,325	846
3.000% due 02/24/2040		1,325	847
3.000% due 02/24/2041		1,325	848
3.000% due 02/24/2042		1,325	850
3.375% due 07/17/2017		1,500	1,496
4.500% due 11/08/2016	JPY	3,110,000	22,225
4.750% due 04/17/2019	EUR	21,200	20,737
5.000% due 08/22/2016	JPY	524,200	3,976
Slovenia Government International Bond
4.625% due 09/09/2024	EUR	8,600	11,926
4.700% due 11/01/2016		62,600	73,460
5.250% due 02/18/2024		$21,700	23,951
5.500% due 10/26/2022		8,200	9,239
5.850% due 05/10/2023		1,200	1,377

Total Sovereign Issues (Cost $386,797)			327,827

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (f)		3,500	4,087

Total Convertible Preferred Securities (Cost $4,179)			4,087

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (f)		245,566	6,388

Total Preferred Securities (Cost $6,557)			6,388

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS (h) 0.0%
			1,659

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 1.7%
(0.035%) due 12/28/2015	JPY	14,600,000	$121,712

U.S. TREASURY BILLS 0.3%
0.054% due 11/19/2015 - 02/25/2016 (c)(i)(k)(m)		$18,297	18,296

Total Short-Term Instruments (Cost $141,610)			141,667

Total Investments in Securities (Cost $8,408,358)			8,705,530

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		14,718	146

Total Short-Term Instruments (Cost $146)			146

Total Investments in Affiliates (Cost $146)			146

Total Investments 122.8% (Cost $8,408,504)			$8,705,676

Financial Derivative Instruments (j)(l) 8.4% (Cost or Premiums, net $(17,854))			596,755

Other Assets and Liabilities, net (31.2%)			(2,214,720)

Net Assets 100.0%			$7,087,711

36	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$30,000	$29,600	0.42%
Hellenic Republic	3.930%	03/30/2016	06/17/2014	10,668	8,160	0.12%

				$40,668	$37,760	0.54%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,659	U.S. Treasury Notes 0.625% due 02/15/2017	$(1,694)	$1,659	$1,659

Total Repurchase Agreements						$(1,694)	$1,659	$1,659

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.450%	09/21/2015	10/09/2015	$(14,747)	$(14,749)
	0.820%	09/28/2015	10/05/2015	(79,969)	(79,974)
	0.900%	09/29/2015	10/06/2015	(7,428)	(7,428)
	0.990%	09/29/2015	10/06/2015	(70,983)	(70,987)
	1.000%	09/30/2015	10/07/2015	(7,054)	(7,054)
GRE	0.520%	09/28/2015	10/07/2015	(417)	(417)
	0.550%	09/25/2015	10/02/2015	(1,630)	(1,630)
JPS	0.190%	09/25/2015	10/09/2015	(16,244)	(16,245)
NXN	0.330%	09/23/2015	10/19/2015	(7,254)	(7,254)
	0.340%	08/19/2015	10/19/2015	(126,325)	(126,376)
	0.340%	08/28/2015	10/09/2015	(65,709)	(65,731)
	0.350%	08/20/2015	10/20/2015	(229,161)	(229,255)
	0.350%	08/24/2015	10/26/2015	(5,864)	(5,866)
	0.360%	08/21/2015	10/02/2015	(8,518)	(8,522)
	0.360%	08/24/2015	10/26/2015	(58,374)	(58,396)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
SGY	0.180%	10/01/2015	10/08/2015	$(75,493)	$(75,493)
	0.230%	10/01/2015	10/16/2015	(72,300)	(72,300)

Total Reverse Repurchase Agreements					$(847,677)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.080%	09/21/2015	10/05/2015	$(110,726)	$(110,753)
	0.420%	08/26/2015	10/07/2015	(13,199)	(13,209)
	0.450%	09/30/2015	10/14/2015	(55,467)	(55,534)
	0.535%	09/22/2015	10/06/2015	(36,578)	(36,217)
	0.650%	09/24/2015	10/01/2015	(12,420)	(12,421)
	0.680%	09/28/2015	10/05/2015	(47,380)	(47,392)
	0.780%	09/28/2015	10/05/2015	(41,075)	(41,086)
	0.790%	09/30/2015	10/02/2015	(38,915)	(38,918)

Total Sale-Buyback Transactions					$(355,530)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $1,199,211 at a weighted average interest rate of 0.213%.
(3)	Payable for sale-buyback transactions includes $103 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$277,700	$(278,986)	$(281,601)
Fannie Mae	3.500%	10/01/2045	108,000	(111,933)	(112,708)
Fannie Mae	3.500%	11/01/2045	185,000	(191,007)	(192,653)
Fannie Mae	4.000%	10/01/2045	455,745	(483,145)	(486,258)
Fannie Mae	4.000%	11/01/2045	219,000	(232,662)	(233,235)
Fannie Mae	4.500%	10/01/2045	115,600	(125,064)	(125,354)

Total Short Sales				$(1,422,797)	$(1,431,809)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

38	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(i)	Securities with an aggregate market value of $1,214,372 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(180,192)	$0	$(180,192)	$179,418	$(774)
GRE	0	(2,047)	0	(2,047)	2,058	11
JPS	0	(16,245)	0	(16,245)	16,373	128
NXN	0	(501,400)	0	(501,400)	499,789	(1,611)
SGY	0	(147,793)	0	(147,793)	147,367	(426)
SSB	1,659	0	0	1,659	(1,694)	(35)

Master Securities Forward Transaction
GSC	0	0	(355,530)	(355,530)	353,932	(1,598)

Total Borrowings and Other Financing Transactions	$1,659	$(847,677)	$(355,530)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(699,884)	$0	$0	$(699,884)

Total	$0	$(699,884)	$0	$0	$(699,884)

Sale-Buyback Transactions
U.S. Treasury Obligations	(12,421)	(343,109)	0	0	(355,530)

Total	$(12,421)	$(343,109)	$0	$0	$(355,530)

Total Borrowings	$(12,421)	$(1,042,993)	$0	$0	$(1,055,414)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(1,055,414)

(5)	Unsettled reverse repurchase agreements liability of $(147,793) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$127.750	11/20/2015	1,700	$14	$14

Total Purchased Options				$14	$14

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	8,668	$8,772	$0	$(325)
90-Day Eurodollar December Futures	Short	12/2016	19,277	(31,407)	737	0
90-Day Eurodollar June Futures	Short	06/2016	2,183	(2,128)	82	0
90-Day Eurodollar March Futures	Short	03/2017	1,571	(2,213)	59	0
90-Day Eurodollar September Futures	Short	09/2016	1,847	(2,321)	69	0
Australia Government 10-Year Bond December Futures	Long	12/2015	86	76	64	(12)
Canada Government 10-Year Bond December Futures	Short	12/2015	1,149	1,330	241	(164)
Euro-Bund 10-Year Bond December Futures	Long	12/2015	31	98	5	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	3,570	4,635	0	(112)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	222	134	0	(10)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	44	(123)	25	0

Total Futures Contracts				$(23,147)	$1,282	$(623)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$330,165	$9,639	$(7,884)	$1,185	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	11,900	3	24	25	(6)
CDX.IG-24 5-Year Index	1.000%	06/20/2020	146,700	780	(888)	6	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	21,400	76	(7)	0	(4)

				$10,498	$(8,755)	$1,216	$(10)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

40	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/16/2016	$	4,030,100	$(26,223)	$(11,302)	$620	$0
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		2,526,300	(8,330)	(8,628)	375	0
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		2,703,000	(34,230)	(11,102)	822	0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		1,335,200	(25,781)	(19,554)	547	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		493,800	(13,485)	(10,000)	266	(2)
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		1,814,300	(45,889)	(50,909)	1,193	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		1,506,400	37,424	12,726	0	(1,160)
Receive	3-Month USD-LIBOR	2.330%	08/19/2025		76,300	(2,396)	(2,117)	73	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		525,600	(21,156)	(25,243)	339	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		320,900	(12,832)	(11,618)	998	0
Receive	6-Month GBP-LIBOR	2.050%	09/23/2019	GBP	80,000	(3,676)	(2,012)	0	(100)
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020		69,300	(1,601)	(1,125)	0	(102)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		150,900	(6,078)	(4,597)	0	(498)
Pay	28-Day MXN-TIIE	5.430%	11/17/2021	MXN	180,700	(168)	(125)	56	0
Pay	28-Day MXN-TIIE	7.740%	05/29/2024		14,900	14	(12)	5	0
Pay	28-Day MXN-TIIE	7.650%	05/30/2024		103,200	75	(8)	33	0
Pay	28-Day MXN-TIIE	5.861%	03/25/2025		21,600	(46)	(46)	9	0
Pay	28-Day MXN-TIIE	6.360%	06/09/2025		292,600	28	28	125	0
Pay	28-Day MXN-TIIE	7.635%	06/09/2025		96,700	11	11	24	0

						$(164,339)	$(145,633)	$5,485	$(1,862)

Total Swap Agreements						$(153,841)	$(154,388)	$6,701	$(1,872)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(k)	Securities with an aggregate market value of $177,814 and cash of $18,064 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$14	$1,282	$6,701	$7,997	$0	$(623)	$(1,872)	$(2,495)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2015	SGD	61,424	$	45,384	$2,229	$0
	11/2015	CNY	344,933		55,068	1,001	0
BOA	10/2015	JPY	5,817,420		48,600	94	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	11/2015		CNY	108,930		$	17,394	$319	$0
	11/2015	$		80,155		AUD	115,051	421	0
	11/2015			41,828		JPY	5,192,600	1,477	0
	12/2015		HKD	12,085	$		1,559	0	0
	12/2015	$		296		MXN	5,029	0	0
	05/2016		BRL	138,929		$	39,615	6,872	0
	06/2016		EUR	475,695			651,140	116,686	0
	06/2016	$		521,195		EUR	475,695	17,701	(4,443)
BPS	10/2015		BRL	2,432,576		$	749,327	141,396	(5,659)
	10/2015	$		662,744		BRL	2,432,576	1,018	(50,173)
	11/2015			360,750			1,468,576	5,622	0
	07/2016		BRL	226,329		$	62,922	10,469	0
	08/2016		CNY	218,361			33,000	0	(406)
	01/2017		BRL	252,000			91,586	35,787	0
	07/2017			418,000			143,495	55,161	0
BRC	10/2015		SGD	88,512			63,223	1,037	0
	11/2015		CNY	199,329			30,548	0	(696)
	06/2016		EUR	79,862			109,814	20,061	0
CBK	10/2015		BRL	17,600			4,430	0	(9)
	10/2015		GBP	2,681			4,231	175	0
	10/2015		JPY	239,518			2,000	3	0
	10/2015	$		79,610		AUD	114,093	472	0
	10/2015			4,511		BRL	17,600	0	(72)
	10/2015			104,631		SGD	149,936	710	0
	11/2015		AUD	114,093		$	79,472	0	(471)
	11/2015		CNY	48,013			7,663	137	0
	11/2015		EUR	770			861	0	0
	11/2015		GBP	2,566			3,906	25	0
	12/2015		MXN	606,159			35,933	294	0
	12/2015		SGD	149,936			104,329	0	(793)
	12/2015	$		747		MXN	12,852	9	0
DUB	10/2015		BRL	276,850		$	94,000	24,217	(49)
	10/2015	$		76,348		BRL	276,850	0	(6,516)
	10/2015		ZAR	27,846		$	2,213	210	0
	11/2015		BRL	14,654			3,670	14	0
	11/2015		CNY	286,652			45,784	852	0
	02/2016		EUR	85,591			115,180	19,320	0
	06/2016			42,993			58,461	10,233	(73)
	06/2016	$		57,988		EUR	42,993	0	(9,687)
	10/2016		JPY	14,171,622		$	200,296	81,027	0
FBF	10/2015		BRL	1,467,963			369,494	0	(783)
	10/2015		JPY	22,082,341			183,710	0	(365)
	10/2015	$		407,027		BRL	1,467,963	0	(36,750)
	11/2015			24,503		CAD	32,119	0	(439)
	12/2015			786		MXN	13,543	11	0
GLM	10/2015		EUR	170,835		$	192,782	1,891	0
	10/2015		GBP	83,822			129,173	2,371	0
	10/2015		NZD	22,334			14,311	33	0
	10/2015		TWD	2,028,655			62,191	802	0
	10/2015	$		236,496		EUR	209,164	0	(2,776)
	10/2015			1,394		GBP	893	0	(43)
	11/2015		JPY	25,300		$	209	0	(2)
	11/2015		NOK	2,440			296	10	0
	11/2015		SEK	12,260			1,404	0	(62)
	11/2015	$		2,074		GBP	1,365	0	(9)
HUS	10/2015		BRL	107,096		$	26,957	0	(57)
	10/2015		JPY	6,095,622			50,900	74	0
	10/2015		KRW	168,442,117			148,153	6,145	0

42	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
HUS	10/2015	$		29,860	BRL	107,096	$0	$(2,846)
	10/2015			178,488	JPY	21,409,759	0	(21)
	11/2015		CNY	116,047	$	18,526	336	0
	11/2015		JPY	21,409,759		178,563	26	0
	01/2016		CNY	193,762		29,673	0	(423)
	08/2016			331,413		50,100	0	(602)
	01/2021		BRL	10,311		1,590	24	0
JPM	10/2015			398,066		100,195	0	(212)
	10/2015	$		121,547	BRL	398,066	0	(21,139)
	10/2015			30,117	CAD	40,137	0	(41)
	10/2015			75,678	EUR	67,332	0	(441)
	10/2015			48,093	KRW	55,811,926	0	(1,040)
	10/2015			14,159	NZD	22,334	119	0
	11/2015		CAD	42,046	$	31,559	57	0
	11/2015		CNY	786,821		121,884	0	(1,449)
	11/2015		DKK	5,035		746	0	(8)
	11/2015		EUR	77,096		86,617	429	0
	11/2015		NZD	22,334		14,126	0	(119)
	11/2015	$		1,186	CAD	1,566	0	(13)
	11/2015			2,730	INR	177,549	0	(42)
	05/2016		BRL	188,362	$	53,436	9,043	0
MSB	11/2015	$		1,294	CAD	1,719	0	(6)
	05/2016		BRL	46,838	$	13,293	2,254	0
	06/2016		EUR	110,976		152,631	27,954	0
	06/2016	$		120,720	EUR	110,976	3,958	0
	01/2017		BRL	195,000	$	70,793	27,615	0
NAB	10/2015		AUD	114,093		81,335	1,253	0
	06/2016		EUR	236,795		325,157	59,079	0
	06/2016	$		130,893	EUR	120,761	4,825	0
	07/2016		EUR	169,278	$	229,643	39,228	0
	07/2016	$		186,082	EUR	169,278	4,332	0
NGF	10/2015			16,737	KRW	19,393,999	0	(387)
SCX	10/2015		CAD	40,137	$	30,321	245	0
	10/2015		JPY	1,736,085		14,500	24	0
	10/2015		KRW	73,573,588		62,414	387	0
	10/2015	$		129,737	GBP	85,610	0	(230)
	11/2015		CNY	74,135	$	11,428	0	(192)
	11/2015		GBP	85,610		129,718	231	0
	11/2015	$		1,024	CAD	1,354	0	(10)
	01/2016		CNY	823,442	$	125,435	0	(2,464)
	08/2016			160,817		24,300	0	(304)
SOG	11/2015		ILS	1,106		291	9	0
	08/2016		CNY	56,202		8,500	0	(98)
UAG	10/2015		BRL	174,000		69,267	25,378	0
	10/2015		EUR	105,661		118,203	137	0
	10/2015	$		43,797	BRL	174,000	93	0
	11/2015		CAD	1,695	$	1,285	15	0
	11/2015		CNY	347,024		55,410	1,015	0
	11/2015	$		118,258	EUR	105,661	0	(136)
	11/2015			227,019	JPY	27,255,600	290	0
	12/2015			977	MXN	16,452	1	(11)
	08/2016		CNY	46,270	$	7,000	0	(79)
	01/2017		BRL	170,000		61,195	23,553	0
	07/2017			551,000		192,800	76,360	0

Total Forward Foreign Currency Contracts							$874,656	$(152,646)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	139,047	$2,308	$1,191
BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	33,000	211	532
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		48,400	277	816
	Put - OTC USD versus CNH		6.442	08/17/2016		33,000	173	555
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		70,565	1,908	1,295
	Call - OTC USD versus CNH		7.400	02/02/2016		70,565	420	149
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		8,500	46	145
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		74,101	1,558	964
	Call - OTC USD versus CNH		7.500	02/02/2016		74,101	406	137

							$7,307	$5,784

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	298,900	$332	$985
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		300	1	0
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		180,600	199	595
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		1,382,500	1,538	4,617
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		252,300	12,577	6,750
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		179,800	8,975	5,051
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		1,390,100	365	7
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		1,954,800	2,175	6,443
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		57,000	1,562	1,074
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		943,600	944	3,110
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		897,900	988	2,965
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		1,920,100	4,512	294
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		1,885,900	4,903	372
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		754,400	5,459	7,326

								$44,530	$39,589

44	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$	150,600	$ 361	$3

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
MYI	Call - OTC Fannie Mae 3.000% due 11/01/2045	$112.188	11/05/2015	$	294,200	$11	$0
	Call - OTC Fannie Mae 3.500% due 11/01/2045	113.406	11/05/2015		409,000	16	0
	Call - OTC Fannie Mae 4.000% due 10/01/2045	113.375	10/07/2015		531,000	21	0
	Call - OTC Fannie Mae 4.000% due 11/01/2045	114.188	11/05/2015		297,000	12	0

						$60	$0

Total Purchased Options						$52,258	$45,376

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$	54,600	$(96)	$(118)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		68,600	(39)	(12)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		68,600	(91)	(150)
JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		68,000	(48)	(11)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		68,000	(78)	(190)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		96,300	(183)	(131)

							$(535)	$(612)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	139,047	$(914)	$(332)
	Call - OTC EUR versus USD		1.154	12/04/2015		139,047	(1,394)	(895)
BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016	$	33,000	(409)	(430)
DUB	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		7,550	(123)	(628)
FBF	Call - OTC USD versus BRL		3.688	10/29/2015		31,470	(508)	(2,618)
HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		48,400	(573)	(639)
	Call - OTC USD versus CNH		6.975	08/17/2016		33,000	(384)	(434)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		38,412	(1,233)	(3,438)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		141,130	(1,488)	(673)
SOG	Call - OTC USD versus CNH		6.976	08/17/2016		8,500	(99)	(112)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		148,202	(1,359)	(585)

							$(8,484)	$(10,784)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$	33,100	$(66)	$(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		98,800	(1,074)	(1,588)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		194,600	(2,364)	(4,982)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		773,300	(9,472)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		3,500	(17)	(31)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		3,500	(17)	(7)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		195,500	(3,569)	(1,146)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		237,300	(4,897)	(1,284)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		322,300	(5,602)	(1,691)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		403,000	(5,697)	(10,318)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016		11,700	(111)	(53)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016		57,000	(1,573)	(2,050)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016		1,887,300	(3,963)	(344)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016		1,885,900	(3,960)	(445)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		612,800	(7,526)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		1,057,900	(18,140)	(5,084)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		99,300	(492)	(889)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		99,300	(487)	(196)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		300,600	(3,657)	(3,084)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016		182,700	(2,060)	(835)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016		171,500	(5,454)	(6,348)

								$(80,198)	$(40,388)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$301,200	$(361)	$0

Total Written Options						$(89,578)	$(51,784)

46	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $		Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	3,721	$	10,829,456	AUD	172,600	EUR	528,144	$(122,210)
Sales	837		2,392,320		0		1,151,172	(27,083)
Closing Buys	(4,558)		(2,478,412)		(172,600)		(898,729)	49,219
Expirations	0		(490,200)		0		(333,232)	5,221
Exercised	0		(407,300)		0		(169,261)	5,275

Balance at End of Period	0	$	9,845,864	AUD	0	EUR	278,094	$(89,578)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
JPM	CenturyLink, Inc.	(1.000%	)	09/20/2019	3.934%	$ 5,000	$198	$332	$530	$0

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%	$	16,600	$306	$27	$333	$0
	Berkshire Hathaway, Inc.	1.000%	09/20/2019	0.483%		16,700	488	(146)	342	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2023	0.907%		3,000	(115)	135	20	0
	China Government International Bond	1.000%	03/20/2019	0.881%		62,300	227	42	269	0
	Italy Government International Bond	1.000%	06/20/2019	0.900%		46,000	(89)	269	180	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		3,400	15	(52)	0	(37)
BRC	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%		46,000	838	84	922	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2019	0.483%		13,700	401	(121)	280	0
	China Government International Bond	1.000%	03/20/2019	0.881%		69,100	300	(2)	298	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2017	0.491%		18,500	(740)	954	214	0
	Italy Government International Bond	1.000%	09/20/2019	0.934%		7,800	0	22	22	0
	Italy Government International Bond	1.000%	12/20/2019	0.964%		22,700	(11)	51	40	0
	MetLife, Inc.	1.000%	09/20/2019	0.729%		29,200	553	(238)	315	0
	Qatar Government International Bond	1.000%	06/20/2019	0.584%		40,000	799	(178)	621	0
	Russia Government International Bond	1.000%	03/20/2016	2.360%		6,200	(61)	23	0	(38)
	Spain Government International Bond	1.000%	03/20/2019	0.779%		10,300	(97)	177	80	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	12/20/2016	3.246%	$	8,700	$(124)	$(109)	$0	$(233)
	Brazil Government International Bond	1.000%	03/20/2017	3.608%		16,100	(181)	(419)	0	(600)
	China Government International Bond	1.000%	03/20/2019	0.881%		114,300	651	(158)	493	0
	China Government International Bond	1.000%	12/20/2019	1.030%		21,500	228	(248)	0	(20)
	DISH DBS Corp.	5.000%	09/20/2021	4.552%		7,500	647	(471)	176	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		30,000	(36)	(286)	0	(322)
	Portugal Government International Bond	1.000%	03/20/2016	0.411%		29,900	(192)	284	92	0
	Teck Resources Ltd.	1.000%	09/20/2019	8.784%		9,000	(144)	(2,056)	0	(2,200)
DUB	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%		45,000	709	193	902	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2020	0.618%		36,400	(465)	1,145	680	0
	Brazil Government International Bond	1.000%	12/20/2016	3.246%		1,200	(18)	(14)	0	(32)
	Community Health Systems, Inc.	5.000%	06/20/2021	4.337%		10,000	803	(464)	339	0
	Ford Motor Co.	5.000%	03/20/2019	0.924%		9,800	1,825	(453)	1,372	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.117%		2,500	35	(29)	6	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.117%		53,500	800	(440)	360	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.319%		6,900	81	82	163	0
	Italy Government International Bond	1.000%	06/20/2016	0.298%		90,200	923	(436)	487	0
	Italy Government International Bond	1.000%	03/20/2019	0.860%		10,000	(197)	247	50	0
	Italy Government International Bond	1.000%	06/20/2019	0.900%		196,900	502	269	771	0
	Italy Government International Bond	1.000%	09/20/2019	0.934%		91,100	288	(31)	257	0
	JPMorgan Chase & Co.	1.000%	03/20/2019	0.618%		1,950	38	(12)	26	0
	MetLife, Inc.	1.000%	03/20/2019	0.624%		51,800	473	207	680	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		8,900	39	(135)	0	(96)
	Prudential Financial, Inc.	1.000%	03/20/2019	0.582%		16,000	180	53	233	0
	Spain Government International Bond	1.000%	06/20/2016	0.293%		86,400	1,158	(688)	470	0
FBF	Berkshire Hathaway, Inc.	1.000%	09/20/2019	0.483%		15,000	439	(132)	307	0
	Caterpillar Financial Services Corp.	1.000%	06/20/2019	0.659%		2,500	64	(32)	32	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		13,200	41	(183)	0	(142)
GST	Berkshire Hathaway, Inc.	1.000%	09/20/2018	0.368%		37,400	1,057	(348)	709	0
	Brazil Government International Bond	1.000%	12/20/2016	3.246%		25,800	(383)	(309)	0	(692)

48	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2019	0.615%	$	21,800	$594	$(265)	$329	$0
	Citigroup, Inc.	1.000%	03/20/2019	0.699%		16,000	165	4	169	0
	Continental Resources, Inc.	1.000%	06/20/2016	2.507%		5,800	74	(135)	0	(61)
	MetLife, Inc.	1.000%	09/20/2019	0.729%		15,200	295	(131)	164	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		55,500	206	(802)	0	(596)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		14,500	120	(319)	0	(199)
	Ohio State General Obligation Bonds, Series 2007	1.000%	09/20/2019	0.430%		6,800	195	(44)	151	0
	Portugal Government International Bond	1.000%	12/20/2015	0.411%		25,900	(85)	126	41	0
	Portugal Government International Bond	1.000%	03/20/2016	0.411%		35,600	(181)	291	110	0
	Spain Government International Bond	1.000%	03/20/2019	0.779%		20,600	(185)	346	161	0
	Spain Government International Bond	1.000%	03/20/2020	0.912%		52,000	397	(185)	212	0
HUS	Italy Government International Bond	1.000%	03/20/2019	0.860%		20,700	(438)	542	104	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		59,200	107	(743)	0	(636)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		33,500	252	(711)	0	(459)
	Qatar Government International Bond	1.000%	03/20/2016	0.286%		2,000	(1)	8	7	0
	Qatar Government International Bond	1.000%	06/20/2016	0.286%		1,000	(7)	12	5	0
JPM	China Government International Bond	1.000%	03/20/2019	0.881%		5,550	34	(10)	24	0
	Ford Motor Co.	5.000%	03/20/2019	0.924%		10,200	1,902	(474)	1,428	0
	HSBC Bank PLC	1.000%	03/20/2019	0.747%	EUR	5,000	83	(33)	50	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%	$	4,700	14	(64)	0	(50)
	Mexico Government International Bond	1.000%	03/20/2019	1.415		29,800	224	(632)	0	(408)
	Qatar Government International Bond	1.000%	03/20/2016	0.286%		1,500	(6)	12	6	0
	Qatar Government International Bond	1.000%	06/20/2019	0.584%		16,300	334	(81)	253	0
	Spain Government International Bond	1.000%	03/20/2020	0.912%		46,700	323	(133)	190	0
MYC	Berkshire Hathaway, Inc.	1.000%	09/20/2019	0.483%		16,700	497	(155)	342	0
	Brazil Government International Bond	1.000%	03/20/2019	4.615%		11,800	(417)	(923)	0	(1,340)
	Brazil Government International Bond	1.000%	09/20/2019	4.686%		11,800	(237)	(1,297)	0	(1,534)
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2024	1.150%		11,400	81	(210)	0	(129)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.292%	$	2,000	$(6)	$13	$7	$0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.292%		2,000	(15)	26	11	0
	Ford Motor Co.	5.000%	03/20/2019	0.924%		10,500	1,948	(478)	1,470	0
	Italy Government International Bond	1.000%	03/20/2019	0.860%		9,900	(190)	240	50	0
	Italy Government International Bond	1.000%	12/20/2019	0.964%		17,000	(8)	38	30	0
	Ohio State General Obligation Bonds, Series 2007	1.000%	09/20/2019	0.430%		3,400	99	(24)	75	0
	Portugal Government International Bond	1.000%	12/20/2015	0.411%		50,000	(171)	251	80	0
	Qatar Government International Bond	1.000%	06/20/2016	0.286%		1,000	(7)	12	5	0
	Spain Government International Bond	1.000%	03/20/2020	0.912%		95,500	710	(321)	389	0

							$18,755	$(10,175)	$18,404	$(9,824)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	4,370	$(3)	$607	$604	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		430	0	(11)	0	(11)
	Pay	1-Year BRL-CDI	12.360%	01/02/2018	BRL	56,500	92	(893)	0	(801)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		549,000	(918)	(16,670)	0	(17,588)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		55,600	21	(1,199)	0	(1,178)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	63,200	(103)	(18)	0	(121)

50	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	2,600	$18	$341	$359	$0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	456,200	(993)	(13,622)	0	(14,615)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		156,100	502	(4,669)	0	(4,167)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		82,200	234	(2,121)	0	(1,887)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		422,600	(444)	(8,508)	0	(8,952)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		352,400	29	(6,770)	0	(6,741)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	56,800	(8)	(68)	0	(76)
CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	1,870	(2)	112	110	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	9,700	5	(211)	0	(206)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		61,300	(11)	(1,075)	0	(1,086)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	5,100	(3)	(61)	0	(64)
DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	2,200	0	(2)	0	(2)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		11,600	(21)	(351)	0	(372)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		6,200	20	(186)	0	(166)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		143,200	(16)	(3,271)	0	(3,287)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		605,600	208	(13,036)	0	(12,828)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		125,000	5	(2,396)	0	(2,391)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		43,000	(10)	(752)	0	(762)
FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	1,200	7	64	71	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		3,640	3	507	510	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		1,126	(4)	79	75	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		4,300	36	495	531	0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		530	6	(20)	0	(14)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	101,800	417	(3,134)	0	(2,717)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		158,800	(90)	(3,555)	0	(3,645)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		153,200	276	(3,521)	0	(3,245)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		120,100	(12)	(2,095)	0	(2,107)
GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	29,540	0	477	477	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	340,000	0	(229)	0	(229)
	Pay	1-Year BRL-CDI	12.180%	01/02/2018		105,400	2	(1,645)	0	(1,643)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		469,350	658	(10,600)	0	(9,942)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		231,500	189	(4,290)	0	(4,101)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		500,000	(384)	(5,983)	0	(6,367)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		130,600	0	57	57	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	132,000	(455)	(29)	0	(484)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		198,300	(14)	202	188	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		121,600	(21)	(1,512)	0	(1,533)
	Pay	28-Day MXN-TIIE	7.740%	05/29/2024	MXN	747,500	0	685	685	0
HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	165,600	(7)	(105)	0	(112)
	Pay	1-Year BRL-CDI	12.180%	01/02/2018		114,000	39	(1,816)	0	(1,777)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		35,000	(182)	(621)	0	(803)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		41,700	34	(917)	0	(883)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		70,500	(48)	(1,201)	0	(1,249)
	Pay	28-Day MXN-TIIE	7.650%	05/30/2024	MXN	825,800	49	540	589	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	1,300	9	152	161	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		2,910	5	403	408	0
	Pay	1-Year BRL-CDI	12.180%	01/02/2018	BRL	108,300	16	(1,705)	0	(1,689)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		143,400	93	(3,131)	0	(3,038)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		231,100	505	(4,599)	0	(4,094)
UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021		271,200	431	(7,670)	0	(7,239)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		177,400	339	(4,411)	0	(4,072)

							$499	$(133,958)	$4,825	$(138,284)

Total Swap Agreements							$19,452	$(143,801)	$23,759	$(148,108)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(m)	Securities with an aggregate market value of $145,737 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$3,230	$0	$0	$3,230	$0	$0	$0	$0	$3,230	$(3,810)	$(580)
BOA	143,570	1,191	1,748	146,509	(4,443)	(7,803)	(19,736)	(31,982)	114,527	(111,325)	3,202
BPS	249,453	532	359	250,344	(56,238)	(430)	(36,438)	(93,106)	157,238	(155,120)	2,118
BRC	21,098	0	2,792	23,890	(696)	(280)	(38)	(1,014)	22,876	(22,580)	296
CBK	1,825	985	871	3,681	(1,345)	(40)	(4,731)	(6,116)	(2,435)	15,262	12,827
DUB	135,873	17,013	6,796	159,682	(16,325)	(4,749)	(19,936)	(41,010)	118,672	(119,600)	(928)
FBF	11	0	1,526	1,537	(38,337)	(2,618)	(11,870)	(52,825)	(51,288)	66,730	15,442
GLM	5,107	6,453	1,407	12,967	(2,892)	(10,318)	(24,299)	(37,509)	(24,542)	26,027	1,485
GST	0	0	2,046	2,046	0	0	(1,548)	(1,548)	498	(320)	178
HUS	6,605	1,371	705	8,681	(3,949)	(1,073)	(5,919)	(10,941)	(2,260)	1,786	(474)
JPM	9,648	2,518	2,642	14,808	(24,504)	(6,546)	(458)	(31,508)	(16,700)	19,791	3,091
MSB	61,781	0	0	61,781	(6)	0	0	(6)	61,775	(63,030)	(1,255)
MYC	0	14,067	2,867	16,934	0	(17,230)	(11,824)	(29,054)	(12,120)	14,629	2,509
NAB	108,717	0	0	108,717	0	0	0	0	108,717	(108,230)	487
NGF	0	0	0	0	(387)	0	0	(387)	(387)	(2,540)	(2,927)
RYL	0	0	0	0	0	0	0	0	0	(1,020)	(1,020)
SCX	887	0	0	887	(3,200)	0	0	(3,200)	(2,313)	1,511	(802)
SOG	9	145	0	154	(98)	(112)	0	(210)	(56)	(540)	(596)
UAG	126,842	1,101	0	127,943	(226)	(585)	(11,311)	(12,122)	115,821	(114,849)	972

Total Over the Counter	$874,656	$45,376	$23,759	$943,791	$(152,646)	$(51,784)	$(148,108)	$(352,538)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

52	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$14	$14
Futures	0	0	0	0	1,282	1,282
Swap Agreements	0	1,216	0	0	5,485	6,701

	$0	$1,216	$0	$0	$6,781	$7,997

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$874,656	$0	$874,656
Purchased Options	0	0	0	5,784	39,592	45,376
Swap Agreements	0	18,934	0	0	4,825	23,759

	$0	$18,934	$0	$880,440	$44,417	$943,791

	$0	$20,150	$0	$880,440	$51,198	$951,788

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$623	$623
Swap Agreements	0	10	0	0	1,862	1,872

	$0	$10	$0	$0	$2,485	$2,495

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$152,646	$0	$152,646
Written Options	0	612	0	10,784	40,388	51,784
Swap Agreements	0	9,824	0	0	138,284	148,108

	$0	$10,436	$0	$163,430	$178,672	$352,538

	$0	$10,446	$0	$163,430	$181,157	$355,033

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(131)	$(131)
Written Options	0	0	0	0	2,033	2,033
Futures	0	0	0	0	(16,804)	(16,804)
Swap Agreements	0	501	0	0	(144,491)	(143,990)

	$0	$501	$0	$0	$(159,393)	$(158,892)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$112,145	$0	$112,145
Purchased Options	0	(6)	0	(1,049)	(3,052)	(4,107)
Written Options	0	620	0	8,570	38,204	47,394
Swap Agreements	0	16,759	0	(402)	(6,490)	9,867

	$0	$17,373	$0	$119,264	$28,662	$165,299

	$0	$17,874	$0	$119,264	$(130,731)	$6,407

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(69)	$(69)
Written Options	0	0	0	0	878	878
Futures	0	0	0	0	(24,450)	(24,450)
Swap Agreements	0	(8,755)	0	0	79,334	70,579

	$0	$(8,755)	$0	$0	$55,693	$46,938

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(94,263)	$0	$(94,263)
Purchased Options	0	0	0	490	4,255	4,745
Written Options	0	(77)	0	1,165	(8,571)	(7,483)
Swap Agreements	0	(12,447)	0	0	(114,746)	(127,193)

	$0	$(12,524)	$0	$(92,608)	$(119,062)	$(224,194)

	$0	$(21,279)	$0	$(92,608)	$(63,369)	$(177,256)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$68,265	$8,160	$76,425
Corporate Bonds & Notes
Banking & Finance	0	1,523,364	10,874	1,534,238
Industrials	0	348,444	0	348,444
Utilities	0	353,846	0	353,846
Municipal Bonds & Notes
California	0	67,702	0	67,702
Illinois	0	6,538	0	6,538
Massachusetts	0	466	0	466
Ohio	0	33,305	0	33,305

54	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Washington	$0	$43,999	$0	$43,999
West Virginia	0	4,835	0	4,835
U.S. Government Agencies	0	461,076	390	461,466
U.S. Treasury Obligations	0	2,157,828	0	2,157,828
Mortgage-Backed Securities	0	1,313,439	30,955	1,344,394
Asset-Backed Securities	0	1,785,296	6,779	1,792,075
Sovereign Issues	0	327,827	0	327,827
Convertible Preferred Securities
Banking & Finance	0	4,087	0	4,087
Preferred Securities
Banking & Finance	0	6,388	0	6,388
Short-Term Instruments
Repurchase Agreements	0	1,659	0	1,659
Japan Treasury Bills	0	121,712	0	121,712
U.S. Treasury Bills	0	18,296	0	18,296
	$0	$8,648,372	$57,158	$8,705,530

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$146	$0	$0	$146

Total Investments	$146	$8,648,372	$57,158	$8,705,676

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(1,431,809)	0	(1,431,809)
	$0	$(1,431,809)	$0	$(1,431,809)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,282	6,715	0	7,997
Over the counter	0	943,791	0	943,791
	$1,282	$950,506	$0	$951,788

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(623)	(1,872)	0	(2,495)
Over the counter	0	(352,477)	(61)	(352,538)
	$(623)	$(354,349)	$(61)	$(355,033)

Totals	$805	$7,812,720	$57,097	$7,870,622

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2015. There were assets and liabilities valued at $117,353 transferred from level 3 to level 2 during the period ended September 30, 2015. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Unconstrained Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are

56	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2015

translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of

58	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2015

official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any

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Notes to Financial Statements (Cont.)

intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”, Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other assets for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

60	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2015

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred

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Notes to Financial Statements (Cont.)

securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

62	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2015

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

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Notes to Financial Statements (Cont.)

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2015, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full

64	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2015

faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

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Notes to Financial Statements (Cont.)

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their

66	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

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investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$157	$0	$(157)	$0	$0	$0	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$452,592	$2,379,492	$(2,832,000)	$106	$(44)	$146	$391	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially

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Notes to Financial Statements (Cont.)

the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized

68	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

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gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at

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Notes to Financial Statements (Cont.)

specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate-Capped Options  The Fund may write or purchase interest rate-capped options to enhance returns or for hedging opportunities. When the Fund writes an interest rate-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an interest rate-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date.

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These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  The Fund may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying

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Notes to Financial Statements (Cont.)

protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive

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a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement

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Notes to Financial Statements (Cont.)

outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among

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other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

The Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions— which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Fund’s performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Fund could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including

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Notes to Financial Statements (Cont.)

changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain

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transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated

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Notes to Financial Statements (Cont.)

in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.60%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
0.30%	0.40%	0.30%	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Notes to Financial Statements (Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been

80	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2015

designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$20,366	$509,628

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$20,347,533	$20,669,489	$675,363	$2,049,882

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	23,048	$255,537	334,722	$3,766,995
Class P	37,011	408,384	63,852	720,277
Administrative Class	43	481	65	736
Class D	4,605	50,976	12,054	135,740
Class A	1,431	15,858	19,131	215,783
Class C	1,033	11,523	4,427	49,792
Class R	143	1,594	376	4,244

Issued as reinvestment of distributions
Institutional Class	7,807	86,176	19,390	218,254
Class P	918	10,125	1,986	22,351
Administrative Class	3	32	3	35
Class D	315	3,473	873	9,826
Class A	555	6,126	1,229	13,832
Class C	379	4,180	284	3,185
Class R	13	140	16	181

Cost of shares redeemed
Institutional Class	(207,394)	(2,292,013)	(1,314,976)	(14,798,798)
Class P	(34,374)	(380,940)	(217,626)	(2,449,575)
Administrative Class	(48)	(529)	(121)	(1,361)
Class D	(10,708)	(117,732)	(102,356)	(1,154,202)
Class A	(11,700)	(129,500)	(104,862)	(1,180,756)
Class C	(9,333)	(103,535)	(37,414)	(420,946)
Class R	(219)	(2,440)	(622)	(7,012)
Net increase (decrease) resulting from Fund share transactions	(196,472)	$(2,172,084)	(1,319,569)	$(14,851,419)

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

82	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2015

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2015, the Fund had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Unconstrained Bond Fund	$347,968	$86,787

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$8,412,939	$465,330	$(172,593)	$292,737
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	MSB	Morgan Stanley Bank, N.A
BOS	Banc of America Securities LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	NAB	National Australia Bank Ltd.
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
DUB	Deutsche Bank AG	NXN	Natixis New York
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
GRE	RBS Securities, Inc.	SGY	Societe Generale, New York
GSC	Goldman Sachs & Co.	SOG	Societe Generale
GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CNH	Chinese Renminbi (Offshore)	NOK	Norwegian Krone
CNY	Chinese Renminbi (Mainland)	NZD	New Zealand Dollar
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TWD	Taiwanese Dollar
HKD	Hong Kong Dollar	USD (or $)	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand
INR	Indian Rupee

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
CDX.IG	Credit Derivatives Index - Investment Grade	UKRPI	United Kingdom Retail Price Index

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
CLO	Collateralized Loan Obligation

84	PIMCO UNCONSTRAINED BOND FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Approval of Investment Advisory Contract and Other Agreement (Cont.)

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

86	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	87

Approval of Investment Advisory Contract and Other Agreement (Cont.)

with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

88	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Approval of Investment Advisory Contract and Other Agreement (Cont.)

and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to

90	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	91

Approval of Investment Advisory Contract and Other Agreement (Cont.)

funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

92	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

Approval of Investment Advisory Contract and Other Agreement (Cont.)

return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

94	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	95

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2015.

96	PIMCO UNCONSTRAINED BOND FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4018SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

Private Account Portfolio Series

PIMCO Asset-Backed Securities Portfolio

PIMCO Emerging Markets Portfolio

PIMCO High Yield Portfolio

PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Corporate Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage Portfolio

PIMCO Municipal Sector Portfolio

PIMCO Real Return Portfolio

PIMCO Senior Floating Rate Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government Sector Portfolio

PIMCO International Portfolio

PIMCO Short-Term Floating NAV Portfolio III

		Page

Chairman’s Letter		2
Important Information About the Portfolios		4
Expense Examples		22
Benchmark Descriptions		24
Financial Highlights		26
Statements of Assets and Liabilities		32
Consolidated Statements of Assets and Liabilities		34
Statements of Operations		35
Consolidated Statements of Operations		38
Statements of Changes in Net Assets		39
Consolidated Statements of Changes in Net Assets		43
Statements of Cash Flows		44
Notes to Financial Statements		185
Glossary		211
Approval of Investment Advisory Contract and Other Agreements		212
Results of Proxy Voting		216

Portfolio	Portfolio Summary	Schedule of Investments

PIMCO Asset-Backed Securities Portfolio	6	46
PIMCO Emerging Markets Portfolio	7	56
PIMCO High Yield Portfolio	8	66
PIMCO Investment Grade Corporate Portfolio	9	76
PIMCO Long Duration Corporate Bond Portfolio	10	88
PIMCO Low Duration Portfolio	11	111
PIMCO Moderate Duration Portfolio	12	116
PIMCO Mortgage Portfolio	13	121
PIMCO Municipal Sector Portfolio	14	131
PIMCO Real Return Portfolio	15	134
PIMCO Senior Floating Rate Portfolio	16	145
PIMCO Short-Term Portfolio	17	150
PIMCO Short-Term Floating NAV Portfolio II	18	159
PIMCO U.S. Government Sector Portfolio	19	163
PIMCO International Portfolio	20	170
PIMCO Short-Term Floating NAV Portfolio III	21	177

Chairman’s Letter

Dear Shareholder,

On the following pages of this Semiannual Report for the Private Account Portfolio Series (the “Portfolios”), which covers the six-month reporting period ended September 30, 2015, please find specific details regarding each Portfolio’s investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was 2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

2	PRIVATE ACCOUNT PORTFOLIO SERIES

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Portfolios investments, please contact your account manager.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Important Information About the Portfolios

We believe that bond portfolios have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed-income securities held by a Portfolio are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Portfolio management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond portfolios and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s prospectus. Some of these risks may include, but are not limited to, the following: new/small portfolio risk, senior loan risk, interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, subsidiary risk and short sale risk. A complete description of these risks is contained in each Portfolio’s offering memorandum. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Portfolio. For example, a small investment in a derivative instrument may have a significant impact on a Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Portfolio. A Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. A Portfolio may invest a significant portion of its assets in these types of instruments. If it does, a Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon assets or instruments it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. The Cumulative Returns chart assumes the initial of $1,000,000 was made at the end of the month

4	PRIVATE ACCOUNT PORTFOLIO SERIES

that the Portfolio commenced operations. Each Portfolio measures its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes. A Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling (800) 927-4648 and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Portfolio’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Portfolio’s Form N-Q is also available without charge, upon request by calling (800) 927-4648. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Daily updates on the net asset value of a Portfolio may be obtained by calling 888.87.PIMCO.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

PIMCO Asset-Backed Securities Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Asset-Backed Securities	40.2%
Mortgage-Backed Securities	36.0%
Short-Term Instruments‡	20.5%
U.S. Government Agencies	1.2%
U.S. Treasury Obligations	1.1%
Other	1.0%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/00)
PIMCO Asset-Backed Securities Portfolio	1.23%	2.58%	7.83%	7.96%	7.72%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.06%	1.26%	1.59%
Barclays Asset-Backed Securities Index	0.92%	2.38%	2.12%	3.41%	4.30%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO Asset-Backed Securities Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements. Assets not invested in ABS may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates.

Portfolio Insights

»	Exposure to non-agency mortgage-backed securities (“MBS”) positively contributed to performance, as these securities generally posted positive total returns during the reporting period.

»	Exposure to collateralized loan obligations benefited performance, as the sector outperformed during the reporting period.

»	Yield curve positioning detracted from performance, as the Portfolio was underweight curve duration and underperformed as the yield curve steepened over the reporting period.

»	Commercial MBS positions detracted from performance, as the sector underperformed like-duration Treasuries during the reporting period.

»	An underweight to auto loan ABS detracted from performance, as the sector outperformed during the reporting period.

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Emerging Markets Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Brazil	32.7%
Short-Term Instruments‡	27.9%
Indonesia	8.2%
Mexico	7.3%
Virgin Islands (British)	4.5%
Other	19.4%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/03/98)
PIMCO Emerging Markets Portfolio	-2.13%	-2.67%	3.66%	4.74%	8.42%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.06%	1.26%	2.11%	**
Custom JPM ELMI+ Benchmark	-6.59%	-15.89%	-3.56%	1.39%	5.04%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/1998.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO Emerging Markets Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments that economically are tied to emerging market countries, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

»

An allocation to Mexican local rates positively contributed to performance, as the Mexican local currency sub-index of the JPMorgan GBI-EM Global Diversified posted positive returns over the reporting period.

»	An allocation to Russian external quasi-sovereign debt benefited performance, as the Russian sub-index of the JPMorgan CEMBI Diversified posted positive returns over the reporting period.

»

An allocation to Brazilian local rates detracted from performance, as the Brazilian local currency sub-index of the JPMorgan GBI-EM Global Diversified posted negative returns over the reporting period.

»	An allocation to Brazilian external quasi-sovereign debt detracted from performance, as the Brazilian sub-index of the JPMorgan CEMBI Diversified posted negative returns over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO High Yield Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Industrials	27.3%
Banking & Finance	25.4%
Short-Term Instruments‡	24.9%
Bank Loan Obligations	9.7%
Utilities	6.2%
Other	6.5%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/08/00)
PIMCO High Yield Portfolio	-1.54%	-0.28%	7.57%	8.01%	7.59%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.06%	1.26%	1.57%	**
BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	-4.30%	-2.11%	6.01%	6.70%	7.24%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. Assets not invested in high yield securities may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

»	An underweight to the metals and mining sector positively contributed to performance, as the sector underperformed the broader high yield bond market during the reporting period.

»	An underweight to the wirelines sector benefited performance, as the sector underperformed the broader high yield bond market during the reporting period.

»

An overweight to the transportation services sector for the majority of the reporting period benefited performance, as the sector outperformed the broader high yield bond market during the reporting period.

»	An underweight to the healthcare sector detracted from performance, as the sector outperformed the broader high yield bond market during the reporting period.

»	An overweight to the chemicals sector detracted from performance, as the sector underperformed the broader high yield bond market during the reporting period.

»	An underweight to the retail sector detracted from performance, as the sector outperformed the broader high yield bond market during the reporting period.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Investment Grade Corporate Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Banking & Finance	46.5%
U.S. Treasury Obligations	26.5%
Industrials	15.1%
Utilities	5.1%
Short-Term Instruments‡	0.9%
Other	5.9%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/26/00)
PIMCO Investment Grade Corporate Portfolio	-1.62%	-0.45%	5.10%	6.59%	7.87%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.06%	1.26%	1.80%	**
Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	-2.82%	1.14%	4.43%	5.44%	6.35%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO Investment Grade Corporate Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed income investments of varying maturities, which may be represented by options, futures contracts, or swap agreements. Assets not invested in corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities.

Portfolio Insights

»	An underweight to U.S., European and U.K. duration (or sensitivity to changes in market interest rates) positively contributed to performance, as interest rates rose during the second quarter of 2015.

»

Yield curve positioning designed to benefit from flattening yield curves in the U.S., U.K. and Europe detracted from performance, as these regions’ yield curves steepened during the second quarter of 2015.

»	An overweight to the banking sector in the third quarter of 2015 positively contributed to performance, as the sector outperformed the broader investment grade bond market over the reporting period.

»	An overweight to the pipelines sector detracted from performance, as the sector underperformed the broader investment grade bond market over the reporting period.

»	An overweight to the brokerage sector positively contributed to performance, as the sector outperformed the broader investment grade bond market over the reporting period.

»	An overweight to the wireless sector detracted from performance, as the sector underperformed the broader investment grade bond market over the reporting period.

»	An overweight to the life insurance sector positively contributed to performance, as the sector outperformed the broader investment grade bond market over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

PIMCO Long Duration Corporate Bond Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	61.2%
U.S. Treasury Obligations	28.3%
Municipal Bonds & Notes	4.9%
Bank Loan Obligations	3.8%
Short-Term Instruments‡	0.2%
Other	1.6%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (12/22/08)
PIMCO Long Duration Corporate Bond Portfolio	-7.50%	-0.91%	7.23%	8.80%
Barclays U.S. Long Credit Index	-6.77%	-0.03%	5.84%	9.00%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO Long Duration Corporate Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of corporate Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

»	Duration (or sensitivity to changes in market interest rates) and yield curve positioning detracted from performance. An underweight to U.S. duration positively contributed to performance.

»	Positioning designed to benefit from the flattening of the U.S. yield curve detracted from performance.

»	An overweight to the banking sector positively contributed to performance, as the sector outperformed the broader investment grade bond market over the reporting period.

»	An underweight to the utilities sector detracted from performance, as the sector outperformed the broader investment grade bond market over the reporting period.

»	An overweight to the life insurance sector positively contributed to performance, as the sector outperformed the broader investment grade bond market over the reporting period.

»	An underweight to the pharmaceuticals sector detracted from performance, as the sector outperformed the broader investment grade bond market over the reporting period.

»	An underweight to the technology sector detracted from performance, as the sector outperformed the broader investment grade bond market over the reporting period.

10	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Low Duration Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	30.6%
Short-Term Instruments‡	28.3%
U.S. Treasury Obligations	24.7%
U.S. Government Agencies	7.1%
Asset-Backed Securities	4.7%
Other	4.6%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (05/31/12)
PIMCO Low Duration Portfolio	-0.03%	0.85%	0.39%
Barclays 1-3 Year Government/Credit Index	0.43%	1.19%	0.94%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO Low Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

»	An underweight to government related agency debt positively contributed to performance, as these securities generally underperformed like-duration U.S. Treasuries during the reporting period.

»	An overweight to investment grade corporate securities detracted from performance, as these securities generally posted negative returns during the reporting period.

»	Exposure to student loan asset-backed securities detracted from performance, as these securities generally posted negative total returns during the reporting period.

»	Holdings of municipal debt benefited performance, as these securities generally posted positive total returns during the reporting period.

»	Exposure to external emerging market debt detracted from performance, as these securities generally posted negative returns during the reporting period.

»	Holdings of U.S. Treasury Inflation-Protected Securities detracted from performance, as these securities underperformed during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

PIMCO Moderate Duration Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	28.8%
U.S. Government Agencies	23.9%
Short-Term Instruments‡	21.2%
U.S. Treasury Obligations	16.1%
Asset-Backed Securities	5.3%
Other	4.7%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (07/31/12)
PIMCO Moderate Duration Portfolio	0.21%	2.65%	1.02%
Barclays Intermediate Aggregate Bond Index	0.40%	2.95%	1.69%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO Moderate Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

»	An underweight to agency mortgage-backed securities positively contributed to performance, as spreads widened during the reporting period.

»	U.S. interest rate strategies benefited performance, as yields rose during the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities detracted from performance, as break-even inflation rates declined over the reporting period.

»	Dollar-denominated emerging market debt detracted from performance, as total returns in the sector were negative over the reporting period.

12	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Mortgage Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Government Agencies	76.7%
Short-Term Instruments‡	8.5%
Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	4.4%
Asset-Backed Securities	4.2%
Other	0.1%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/31/00)
PIMCO Mortgage Portfolio	1.08%	4.23%	3.99%	5.73%	6.46%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.06%	1.26%	1.80%
Barclays U.S. MBS Fixed Rate Index	0.55%	3.45%	3.06%	4.74%	5.48%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO Mortgage Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities (“ABS”). Assets not invested in mortgage-related securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates.

Portfolio Insights

»	Yield curve positioning positively contributed to performance, as the Portfolio was overweight curve duration and was positioned to benefit, as the yield curve steepened during the reporting period.

»	Underweight agency mortgage-backed securities (“MBS”) positions benefited performance, as the sector underperformed like-duration Treasuries during the period.

»	Exposure to non-agency MBS positively contributed to performance, as these securities generally posted positive total returns during the reporting period.

»	Positions in student loan ABS detracted from performance, as the sector underperformed during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

PIMCO Municipal Sector Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Illinois	23.1%
California	15.7%
Texas	12.2%
New York	7.9%
District of Columbia	7.5%
New Jersey	6.7%
Other	26.9%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/21/00)
PIMCO Municipal Sector Portfolio	1.06%	5.42%	6.25%	3.72%	4.69%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.06%	1.26%	1.64%	**
Barclays Long Municipal Bond Index	0.44%	4.44%	5.55%	5.03%	5.90%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 08/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO Municipal Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements. Assets not invested in Municipal Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may also invest in securities issued by entities whose underlying assets are Municipal Securities, including without limitation, residual interest bonds.

Portfolio Insights

»

The Portfolio’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index, which positively contributed to performance, as municipal bond yields moved higher across most maturities of the municipal yield curve over the reporting period.

»	An overweight to the high yield tobacco sector contributed to performance, as the sector outperformed the general municipal bond market over the reporting period.

»	Security selection within the lease-backed sector contributed to performance over the reporting period.

»	An overweight to the industrial revenue sector detracted from performance, as the sector underperformed the general municipal bond market over the reporting period.

»	An underweight to the housing sector detracted from performance, as the sector outperformed the general municipal bond market over the reporting period.

14	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Real Return Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	75.7%
Corporate Bonds & Notes	9.6%
Sovereign Issues	7.2%
Asset-Backed Securities	4.2%
Short-Term Instruments‡	1.7%
Other	1.6%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Real Return Portfolio	-3.00%	-1.73%	2.45%	3.98%	6.28%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.06%	1.26%	1.73%	**
Barclays U.S. TIPS Index	-2.20%	-0.83%	2.55%	4.01%	5.86%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

»	Underweight exposure to shorter-maturity U.S. real interest rates positively contributed to relative performance, as real yields in this portion of the yield curve rose over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from absolute performance, as U.S. TIPS posted negative returns over the reporting period.

»	Overweight exposure to U.S. break-even inflation rates detracted from relative performance, as nominal U.S. Treasuries outperformed U.S. TIPS over the reporting period.

»	Short exposure to the euro detracted from relative performance, as the euro appreciated relative to the U.S. dollar over the reporting period.

»	Exposure to Spanish nominal interest rates detracted from relative performance, as interest rates in Spain rose over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

PIMCO Senior Floating Rate Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Bank Loan Obligations	84.9%
Short-Term Instruments‡	12.3%
Corporate Bonds & Notes	2.8%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (04/29/11)
PIMCO Senior Floating Rate Portfolio	-0.12%	2.09%	3.66%
J.P. Morgan BB/B Leveraged Loan Index	0.20%	2.50%	3.86%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO Senior Floating Rate Portfolio seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Portfolio to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities. The Portfolio may also invest in fixed-rate Fixed Income Instruments, including those with respect to which the Portfolio has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

Portfolio Insights

»	An underweight to the metals and mining sector positively contributed to relative performance, as the sector underperformed the broader loan market during the reporting period.

»	An underweight to the utilities sector benefited relative performance, as the sector underperformed the broader loan market during the reporting period.

»	An overweight to the building materials sector benefited relative performance, as the sector outperformed the broader loan market during the reporting period.

»	An underweight to the transportation sector detracted from relative performance, as the sector outperformed the broader loan market during the reporting period.

»	An underweight to the technology sector for the majority of the reporting period detracted from relative performance, as the sector outperformed the broader loan market during the reporting period.

»	An overweight to the broadcasting sector for the majority of the reporting period detracted from relative performance, as the sector underperformed the broader loan market during the reporting period.

16	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Mortgage-Backed Securities	46.3%
Asset-Backed Securities	25.8%
Short-Term Instruments‡	19.3%
U.S. Government Agencies	7.0%
Corporate Bonds & Notes	1.6%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/20/00)
PIMCO Short-Term Portfolio	0.88%	1.59%	4.55%	4.28%	4.22%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.06%	1.26%	1.73%	**
3 Month USD LIBOR Index	0.14%	0.26%	0.31%	1.78%	2.18%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

»

An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) positively contributed to performance, as interest rates generally declined across short-to-intermediate maturities during the reporting period.

»	Holdings of non-agency mortgage-backed securities (“MBS”) benefited performance, as these securities provided a source of incremental yield during the reporting period.

»	Holdings of asset-backed securities benefited performance, as prices of these securities generally rose during the reporting period.

»	Holdings of commercial MBS detracted from performance, as prices of these securities declined during the reporting period.

»	Exposure to short-term corporate debt benefited performance, as these securities posted positive total returns during the reporting period.

»	U.S. duration hedges, primarily via interest rate swaps in the intermediate portion of the yield curve, detracted from performance as intermediate U.S. swap rates declined.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	49.0%
U.S. Government Agencies	20.9%
Commercial Paper	14.5%
Repurchase Agreements	7.4%
Other	8.2%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (06/09/09)
PIMCO Short-Term Floating NAV Portfolio II	0.11%	0.22%	0.25%	0.27%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.06%	0.07%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 05/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO Short-Term Floating NAV Portfolio II seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities.

Portfolio Insights

»	An underweight to U.S. Treasury bills detracted from performance, as these securities posted positive returns over the reporting period.

»	The Portfolio had a focus on high-quality and short-maturity assets during the reporting period.

»	The Portfolio’s weighted average maturity remained relatively low during the reporting period, reducing its sensitivity to interest rate changes.

»	Exposure to the corporate sector positively contributed to returns, as these securities generated positive total returns during the reporting period.

»	Select holdings of U.S. agency debt benefited performance, as these securities generated positive total returns during the reporting period.

18	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO U.S. Government Sector Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	83.3%
U.S. Government Agencies	11.7%
Mortgage-Backed Securities	4.5%
Asset-Backed Securities	0.3%
Short-Term Instruments‡	0.1%
Other	0.1%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/31/00)
PIMCO U.S. Government Sector Portfolio	-4.36%	4.43%	1.28%	7.66%	8.11%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.06%	1.26%	1.80%
Barclays Government Bond Index	0.18%	3.68%	2.47%	4.27%	5.21%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO U.S. Government Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities (“MBS”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates.

Portfolio Insights

»

An above-benchmark exposure to U.S. duration (or sensitivity to changes in market interest rates) detracted from performance, as U.S. Treasury rates rose along the intermediate to long end of the yield curve over the reporting period.

»	The Portfolio’s overweight to the long end of the U.S. Treasury yield curve during the first half of the reporting period detracted from performance, as rates rose.

»	An out-of-benchmark allocation to agency MBS positively contributed to performance, as these securities outperformed U.S. Treasuries over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

PIMCO International Portfolio

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Short-Term Instruments‡	81.6%
United States	11.4%
Canada	6.1%
Norway	0.9%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/13/89)
PIMCO International Portfolio	-6.49%	2.29%	6.50%	6.79%	8.05%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.06%	1.26%	3.08%	**
JPMorgan GBI Global ex-US Index Hedged in USD	-1.18%	4.25%	3.94%	4.44%	6.28%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/1989.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

»

A tactical underweight to Italian sovereign bonds during the second quarter of 2015 positively contributed to relative performance as sovereign spreads widened, and then through an overweight during the third quarter of 2015, when the spread tightened.

»	An underweight to duration in Canada positively contributed to relative performance, as interest rates rose during the reporting period.

»	An overweight to duration in the eurozone for the majority of the reporting period detracted from relative performance, as sovereign yields rose.

»	Short exposure to the euro detracted from performance, as the currency appreciated relative to the U.S. dollar during the reporting period.

»	An underweight to duration in Japan detracted from relative performance, as interest rates declined during the reporting period.

20	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio III

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	39.3%
Japan Treasury Bills	22.6%
Repurchase Agreements	21.0%
Sovereign Issues	5.9%
Commercial Paper	4.1%
Other	7.1%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (03/12/12)
PIMCO Short-Term Floating NAV Portfolio III	0.20%	0.37%	0.38%
Citi 3-Month Treasury Bill Index	0.01%	0.02%	0.05%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Investment Objective and Strategy Overview

»

The PIMCO Short-Term Floating NAV Portfolio III seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

»	An underweight to U.S. Treasury bills detracted from performance, as these securities posted positive returns over the reporting period.

»	The Portfolio had a focus on high quality and short-maturity assets during the reporting period.

»	The Portfolio’s weighted average maturity remained relatively low over the reporting period, reducing its sensitivity to interest rate changes.

»	Exposure to short-term corporate debt positively contributed to performance, as these securities generated positive total returns during the reporting period.

»

The Portfolio’s additional return from investing in Japanese yen denominated government debt and hedging to the U.S. dollar added to performance, as Japanese-hedged yields provided a source of high quality return to the Portfolio during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Expense Examples

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual portfolios.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

22	PRIVATE ACCOUNT PORTFOLIO SERIES

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Asset-Backed Securities Portfolio	$1,000.00	$1,012.30	$0.25	$1,000.00	$1,024.75	$0.25	0.05%
PIMCO Emerging Markets Portfolio	1,000.00	978.70	0.64	1,000.00	1,024.35	0.66	0.13
PIMCO High Yield Portfolio	1,000.00	984.60	0.89	1,000.00	1,024.10	0.91	0.18
PIMCO Investment Grade Corporate Portfolio	1,000.00	983.80	0.40	1,000.00	1,024.60	0.40	0.08
PIMCO Long Duration Corporate Bond Portfolio	1,000.00	925.00	0.48	1,000.00	1,024.50	0.51	0.10
PIMCO Low Duration Portfolio	1,000.00	999.70	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Moderate Duration Portfolio	1,000.00	1,002.10	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Mortgage Portfolio	1,000.00	1,010.80	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Municipal Sector Portfolio	1,000.00	1,010.60	0.25	1,000.00	1,024.75	0.25	0.05	***
PIMCO Real Return Portfolio	1,000.00	970.00	0.74	1,000.00	1,024.25	0.76	0.15
PIMCO Senior Floating Rate Portfolio	1,000.00	998.80	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Short-Term Portfolio	1,000.00	1,008.80	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Short-Term Floating NAV Portfolio II	1,000.00	1,001.10	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO U.S. Government Sector Portfolio	1,000.00	956.40	0.88	1,000.00	1,024.10	0.91	0.18
PIMCO International Portfolio (Consolidated)	1,000.00	935.10	0.58	1,000.00	1,024.40	0.61	0.12
PIMCO Short-Term Floating NAV Portfolio III (Consolidated)	1,000.00	1,002.00	0.10	1,000.00	1,024.90	0.10	0.02

* Expenses Paid During Period are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

*** The Net Annualized Expense Ratio reflected in the expense example above includes 0.001% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $0.25 for Actual Performance and $0.25 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Portfolio, but instead is offset by additional interest income recorded by the Portfolio in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5(e) in the Notes to Financial Statements for additional information regarding TOBs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays 1-3 Year Government/Credit Index	The Barclays 1-3 Year Government/Credit Index is the 1-3 Yr component of the U.S. Government/Credit index. The Barclays Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. It is not possible to invest directly in an unmanaged index.

Barclays Asset-Backed Securities Index	Barclays Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included. It is not possible to invest directly in an unmanaged index.

Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	Barclays Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an unmanaged index.

Barclays Government Bond Index	Barclays Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more. It is not possible to invest directly in an unmanaged index.

Barclays Intermediate Aggregate Bond Index	Barclays Intermediate Aggregate Bond Index is the Intermediate component of the U.S. Aggregate Index. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Long Municipal Bond Index	Barclays Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Long Credit Index	Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. It is not possible to invest directly in an unmanaged index.

Barclays U.S. MBS Fixed Rate Index	Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of BofA Merrill Lynch High Yield Cash Pay, BB-B rated. BofA Merrill Lynch High Yield Cash Pay, BB-B rated. is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon. It is not possible to invest directly in an unmanaged index.

24	PRIVATE ACCOUNT PORTFOLIO SERIES

Index	Description

Citi 3-Month Treasury Bill Index	Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus. It is not possible to invest directly in an unmanaged index.

J.P. Morgan BB/B Leveraged Loan Index	The J.P. Morgan BB/B Leveraged Loan Index is a subset of the broader Leveraged Loan Index, and as such follows all of the same inclusion rules, loan selection methodology and the rebalance process, with the sole exception being the tranche rating criteria.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital		Total Distributions (b)

PIMCO Asset-Backed Securities Portfolio
04/01/2015 - 09/30/2015+	$12.35	$0.17	$(0.02)	$0.15	$(0.14)	$0.00	$0.00		$(0.14)
03/31/2015	12.24	0.35	0.14	0.49	(0.38)	0.00	0.00		(0.38)
03/31/2014	12.00	0.49	0.29	0.78	(0.54)	0.00	0.00		(0.54)
03/31/2013	10.67	0.45	1.36	1.81	(0.44)	(0.04)	0.00		(0.48)
03/31/2012	10.90	0.44	0.21	0.65	(0.60)	(0.28)	0.00		(0.88)
03/31/2011	9.69	0.54	1.28	1.82	(0.61)	0.00	0.00		(0.61)

PIMCO Emerging Markets Portfolio
04/01/2015 - 09/30/2015+	$9.78	$0.23	$(0.43)	$(0.20)	$(0.30)	$0.00	$0.00		$(0.30)
03/31/2015	10.12	0.43	(0.21)	0.22	(0.56)	0.00	0.00		(0.56)
03/31/2014	10.77	0.45	(0.60)	(0.15)	(0.50)	0.00	0.00		(0.50)
03/31/2013	10.55	0.47	0.50	0.97	(0.75)	0.00	0.00		(0.75)
03/31/2012	10.60	0.56	0.23	0.79	(0.71)	0.00	(0.13)		(0.84)
03/31/2011	10.02	0.57	0.63	1.20	(0.62)	0.00	0.00		(0.62)

PIMCO High Yield Portfolio
04/01/2015 - 09/30/2015+	$7.49	$0.25	$(0.36)	$(0.11)	$(0.25)	$0.00	$0.00		$(0.25)
03/31/2015	7.72	0.72	(0.46)	0.26	(0.49)	0.00	0.00		(0.49)
03/31/2014	7.90	0.61	(0.10)	0.51	(0.69)	0.00	0.00		(0.69)
03/31/2013	7.52	0.76	0.40	1.16	(0.78)	0.00	0.00		(0.78)
03/31/2012	8.02	0.76	(0.37)	0.39	(0.89)	0.00	0.00		(0.89)
03/31/2011	7.48	0.57	0.52	1.09	(0.55)	0.00	0.00		(0.55)

PIMCO Investment Grade Corporate Portfolio
04/01/2015 - 09/30/2015+	$10.15	$0.21	$(0.37)	$(0.16)	$(0.17)	$0.00	$0.00		$(0.17)
03/31/2015	10.68	0.40	(0.04)	0.36	(0.48)	(0.41)	0.00		(0.89)
03/31/2014	11.45	0.40	(0.10)	0.30	(0.47)	(0.60)	0.00		(1.07)
03/31/2013	10.79	0.48	0.86	1.34	(0.53)	(0.15)	0.00		(0.68)
03/31/2012	10.73	0.56	0.11	0.67	(0.61)	0.00	0.00		(0.61)
03/31/2011	10.30	0.58	0.48	1.06	(0.63)	0.00	0.00		(0.63)

PIMCO Long Duration Corporate Bond Portfolio
04/01/2015 - 09/30/2015+	$12.65	$0.32	$(1.27)	$(0.95)	$(0.15)	$0.00	$0.00		$(0.15)
03/31/2015	11.76	0.61	0.97	1.58	(0.59)	(0.10)	0.00		(0.69)
03/31/2014	12.45	0.56	(0.42)	0.14	(0.63)	(0.20)	0.00		(0.83)
03/31/2013	11.74	0.61	1.09	1.70	(0.69)	(0.30)	0.00		(0.99)
03/31/2012	10.73	0.62	1.24	1.86	(0.61)	(0.24)	0.00		(0.85)
03/31/2011	10.47	0.64	0.46	1.10	(0.61)	(0.23)	0.00		(0.84)

PIMCO Low Duration Portfolio
04/01/2015 - 09/30/2015+	$9.88	$0.07	$(0.07)	$0.00	$(0.03)	$0.00	$0.00		$(0.03)
03/31/2015	9.87	0.09	0.04	0.13	(0.12)	0.00	(0.00	)^	(0.12)
03/31/2014	10.04	0.07	(0.16)	(0.09)	(0.08)	0.00	0.00		(0.08)
05/31/2012 - 03/31/2013	10.00	0.05	0.04	0.09	(0.05)	0.00	0.00		(0.05)

PIMCO Moderate Duration Portfolio
04/01/2015 - 09/30/2015+	$9.93	$0.09	$(0.07)	$0.02	$(0.06)	$0.00	$0.00		$(0.06)
03/31/2015	9.72	0.15	0.23	0.38	(0.17)	0.00	0.00		(0.17)
03/31/2014	9.99	0.14	(0.28)	(0.14)	(0.13)	0.00	0.00		(0.13)
07/31/2012 - 03/31/2013	10.00	0.06	0.00	0.06	(0.07)	0.00	0.00		(0.07)

PIMCO Mortgage Portfolio
04/01/2015 - 09/30/2015+	$11.00	$0.13	$(0.01)	$0.12	$(0.11)	$0.00	$0.00		$(0.11)
03/31/2015	10.68	0.25	0.44	0.69	(0.37)	0.00	0.00		(0.37)
03/31/2014	10.95	0.21	(0.14)	0.07	(0.34)	0.00	0.00		(0.34)
03/31/2013	11.00	0.20	0.22	0.42	(0.38)	(0.09)	0.00		(0.47)
03/31/2012	10.85	0.27	0.45	0.72	(0.39)	(0.18)	0.00		(0.57)
03/31/2011	10.85	0.31	0.37	0.68	(0.36)	(0.32)	0.00		(0.68)

Please see footnotes on page 30.

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$12.36	1.23%	$1,660,018	0.05	%*	0.05	%*	0.05	%*	0.05	%*	2.71	%*	9%
12.35	4.00	1,583,150	0.05		0.05		0.05		0.05		2.83		96
12.24	6.68	1,088,982	0.11		0.11		0.05		0.05		4.02		57
12.00	17.32	783,447	0.12		0.12		0.05		0.05		3.98		67
10.67	6.39	613,568	0.06		0.06		0.05		0.05		4.09		380
10.90	19.09	628,555	0.13		0.13		0.05		0.05		5.13		430

$9.28	(2.13)%	$898,343	0.13	%*	0.13	%*	0.12	%*	0.12	%*	4.74	%*	14%
9.78	2.21	738,703	0.12		0.12		0.12		0.12		4.16		45
10.12	(1.22)	1,072,839	0.12		0.12		0.12		0.12		4.41		68
10.77	9.28	1,232,222	0.13		0.13		0.12		0.12		4.27		25
10.55	7.90	1,133,534	0.12		0.12		0.12		0.12		5.27		27
10.60	12.20	1,214,298	0.13		0.13		0.12		0.12		5.46		43

$7.13	(1.54)%	$709,399	0.18	%*	0.18	%*	0.05	%*	0.05	%*	6.58	%*	24%
7.49	3.45	451,288	0.40		0.40		0.05		0.05		9.37		78
7.72	6.89	549,242	0.27		0.27		0.05		0.05		7.91		72
7.90	16.01	641,527	0.33		0.33		0.05		0.05		9.78		55
7.52	5.55	560,971	0.30		0.30		0.05		0.05		9.89		78
8.02	15.24	1,027,941	0.05		0.05		0.05		0.05		7.31		89

$9.82	(1.62)%	$2,034,335	0.08	%*	0.08	%*	0.05	%*	0.05	%*	4.22	%*	45%
10.15	3.48	2,388,181	0.05		0.05		0.05		0.05		3.74		63
10.68	2.95	3,749,985	0.05		0.05		0.05		0.05		3.63		62
11.45	12.63	4,397,691	0.05		0.05		0.05		0.05		4.25		42
10.79	6.53	3,961,321	0.05		0.05		0.05		0.05		5.26		58
10.73	10.55	4,693,406	0.05		0.05		0.05		0.05		5.47		76

$11.55	(7.50)%	$17,487,296	0.10	%*	0.10	%*	0.05	%*	0.05	%*	5.37	%*	41%
12.65	13.79	20,665,768	0.07		0.07		0.05		0.05		4.92		52
11.76	1.60	20,947,575	0.05		0.05		0.05		0.05		4.78		42
12.45	14.59	14,488,918	0.07		0.07		0.05		0.05		4.88		50
11.74	17.80	10,987,742	0.05		0.05		0.05		0.05		5.40		145
10.73	10.81	7,352,561	0.05		0.05		0.05		0.05		5.91		236

$9.85	(0.03)%	$360,298	0.05	%*	0.05	%*	0.05	%*	0.05	%*	1.33	%*	17%
9.88	1.33	356,484	0.05		0.05		0.05		0.05		0.87		333
9.87	(0.91)	360,385	0.05		0.05		0.05		0.05		0.73		316
10.04	0.93	257,004	0.05	*	0.06	*	0.05	*	0.06	*	0.63	*	287

$9.89	0.21%	$420,486	0.05	%*	0.05	%*	0.05	%*	0.05	%*	1.79	%*	221%
9.93	3.89	514,758	0.05		0.05		0.05		0.05		1.49		378
9.72	(1.43)	526,934	0.05		0.05		0.05		0.05		1.46		307
9.99	0.64	283,343	0.05	*	0.06	*	0.05	*	0.06	*	0.94	*	203

$11.01	1.08%	$2,616,619	0.05	%*	0.05	%*	0.05	%*	0.05	%*	2.41	%*	597%
11.00	6.54	2,643,384	0.05		0.05		0.05		0.05		2.26		1,742
10.68	0.69	5,250,652	0.05		0.05		0.05		0.05		1.97		1,357
10.95	3.85	7,613,977	0.05		0.05		0.05		0.05		1.77		1,157
11.00	6.61	7,525,827	0.05		0.05		0.05		0.05		2.42		1,051
10.85	6.34	8,309,643	0.05		0.05		0.05		0.05		2.84		1,257

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Municipal Sector Portfolio
04/01/2015 - 09/30/2015+	$8.23	$0.19	$(0.11)	$0.08	$(0.26)	$0.00	$0.00	$(0.26)
03/31/2015	8.08	0.39	0.43	0.82	(0.52)	(0.15)	0.00	(0.67)
03/31/2014	8.94	0.40	(0.49)	(0.09)	(0.39)	(0.38)	0.00	(0.77)
03/31/2013	8.68	0.40	0.36	0.76	(0.37)	(0.13)	0.00	(0.50)
03/31/2012	7.66	0.45	0.98	1.43	(0.41)	0.00	0.00	(0.41)
03/31/2011	8.08	0.45	(0.36)	0.09	(0.51)	0.00	0.00	(0.51)

PIMCO Real Return Portfolio
04/01/2015 - 09/30/2015+	$8.95	$0.21	$(0.48)	$(0.27)	$(0.05)	$0.00	$0.00	$(0.05)
03/31/2015	9.03	0.11	0.19	0.30	(0.38)	0.00	0.00	(0.38)
03/31/2014	9.86	0.14	(0.80)	(0.66)	(0.11)	(0.04)	(0.02)	(0.17)
03/31/2013	9.56	0.11	0.54	0.65	(0.18)	(0.17)	0.00	(0.35)
03/31/2012	9.18	0.18	0.91	1.09	(0.28)	(0.43)	0.00	(0.71)
03/31/2011	8.94	0.22	0.45	0.67	(0.19)	(0.24)	0.00	(0.43)

PIMCO Senior Floating Rate Portfolio
04/01/2015 - 09/30/2015+	$10.04	$0.21	$(0.22)	$(0.01)	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2015	10.31	0.45	(0.14)	0.31	(0.56)	(0.01)	(0.01)	(0.58)
03/31/2014	10.25	0.40	(0.03)	0.37	(0.31)	0.00	0.00	(0.31)
03/31/2013	10.09	0.43	0.19	0.62	(0.45)	(0.01)	0.00	(0.46)
04/29/2011 - 03/31/2012	10.00	0.35	(0.03)	0.32	(0.23)	0.00	0.00	(0.23)

PIMCO Short-Term Portfolio
04/01/2015 - 09/30/2015+	$9.54	$0.10	$(0.02)	$0.08	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2015	9.60	0.25	(0.06)	0.19	(0.25)	0.00	0.00	(0.25)
03/31/2014	9.59	0.33	0.04	0.37	(0.36)	0.00	0.00	(0.36)
03/31/2013	9.13	0.36	0.50	0.86	(0.40)	0.00	0.00	(0.40)
03/31/2012	9.33	0.37	(0.12)	0.25	(0.45)	0.00	0.00	(0.45)
03/31/2011	8.82	0.41	0.47	0.88	(0.37)	0.00	0.00	(0.37)

PIMCO Short-Term Floating NAV Portfolio II
04/01/2015 - 09/30/2015+	$10.01	$0.01	$0.01	$0.02	$(0.02)	$0.00	$0.00	$(0.02)
03/31/2015	10.01	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
03/31/2014	10.01	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
03/31/2013	10.01	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)
03/31/2012	10.01	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
03/31/2011	10.01	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)

PIMCO U.S. Government Sector Portfolio
04/01/2015 - 09/30/2015+	$9.67	$0.16	$(0.58)	$(0.42)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2015	8.82	0.17	0.82	0.99	(0.14)	0.00	0.00	(0.14)
03/31/2014	9.44	0.14	(0.61)	(0.47)	(0.15)	0.00	0.00	(0.15)
03/31/2013	8.80	0.15	0.64	0.79	(0.15)	0.00	0.00	(0.15)
03/31/2012	8.80	0.13	(0.04)	0.09	(0.09)	0.00	0.00	(0.09)
03/31/2011	9.54	0.22	0.74	0.96	(0.25)	(1.45)	0.00	(1.70)

PIMCO International Portfolio (Consolidated)
04/01/2015 - 09/30/2015+~	$10.04	$0.03	$(0.89)	$(0.86)	$(0.68)	$0.00	$0.00	$(0.68)
03/31/2015~	9.14	0.12	1.08	1.20	(0.30)	0.00	0.00	(0.30)
03/31/2014~	9.54	0.12	(0.02)	0.10	(0.50)	0.00	0.00	(0.50)
03/31/2013~	10.24	0.20	0.54	0.74	(1.44)	0.00	0.00	(1.44)
03/31/2012~	8.96	0.14	1.52	1.66	(0.38)	0.00	0.00	(0.38)
03/31/2011~	8.98	0.14	0.44	0.58	(0.60)	0.00	0.00	(0.60)

Please see footnotes on page 30.

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$8.05	1.06%	$156,755	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.77	%*	16%
8.23	10.41	164,087	0.06		0.06		0.05		0.05		4.66		2
8.08	(0.62)	248,361	0.06		0.06		0.05		0.05		4.85		17
8.94	8.88	359,440	0.07		0.07		0.05		0.05		4.47		27
8.68	19.03	399,627	0.23		0.23		0.05		0.05		5.49		85
7.66	1.03	331,088	0.24		0.24		0.05		0.05		5.51		36

$8.63	(3.00)%	$1,332,873	0.15	%*	0.15	%*	0.05	%*	0.05	%*	4.75	%*	62%
8.95	3.38	1,501,480	0.09		0.09		0.05		0.05		1.17		139
9.03	(6.69)	2,755,107	0.06		0.06		0.05		0.05		1.57		34
9.86	6.89	3,602,637	0.06		0.06		0.05		0.05		1.16		46
9.56	12.01	3,002,858	0.05		0.05		0.05		0.05		1.90		202
9.18	7.58	1,331,349	0.05		0.05		0.05		0.05		2.40		356

$9.90	(0.12)%	$38,966	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.16	%*	15%
10.04	3.18	47,924	0.05		0.05		0.05		0.05		4.38		44
10.31	3.62	91,512	0.05		0.05		0.05		0.05		3.88		117
10.25	6.27	23,398	0.05		0.05		0.05		0.05		4.20		94
10.09	3.30	8,818	0.05	*	0.51	*	0.05	*	0.51	*	3.84	*	112

$9.52	0.88%	$872,010	0.05	%*	0.05	%*	0.05	%*	0.05	%*	2.18	%*	4%
9.54	2.01	1,194,737	0.05		0.05		0.05		0.05		2.59		52
9.60	3.96	1,049,627	0.11		0.11		0.05		0.05		3.38		17
9.59	9.54	912,748	0.13		0.13		0.05		0.05		3.81		9
9.13	2.88	978,608	0.11		0.11		0.05		0.05		4.03		16
9.33	10.10	1,310,011	0.13		0.13		0.05		0.05		4.53		32

$10.01	0.11%	$2,797,909	0.05	%*	0.05	%*	0.05	%*	0.05	%*	0.30	%*	25%
10.01	0.19	5,555,410	0.05		0.05		0.05		0.05		0.20		68
10.01	0.19	6,827,731	0.05		0.05		0.05		0.05		0.18		96
10.01	0.30	4,273,516	0.05		0.05		0.05		0.05		0.27		91
10.01	0.26	3,733,115	0.05		0.05		0.05		0.05		0.24		100
10.01	0.39	4,658,383	0.05		0.05		0.05		0.05		0.33		117

$9.14	(4.36)%	$1,905,321	0.18	%*	0.18	%*	0.05	%*	0.05	%*	3.43	%*	49%
9.67	11.29	2,203,702	0.06		0.06		0.05		0.05		1.82		104
8.82	(4.98)	3,277,262	0.05		0.05		0.05		0.05		1.55		96
9.44	8.98	3,734,105	0.05		0.05		0.05		0.05		1.59		69
8.80	1.07	4,074,397	0.05		0.05		0.05		0.05		1.42		569
8.80	9.99	4,877,476	0.06		0.06		0.05		0.05		2.22		333

$8.50	(6.49)%	$809,460	0.12	%*	0.12	%*	0.12	%*	0.12	%*	0.72	%*	232%
10.04	13.27	1,063,915	0.12		0.12		0.12		0.12		1.27		156
9.14	1.03	1,739,775	0.12		0.12		0.12		0.12		1.29		121
9.54	7.55	2,053,278	0.19		0.19		0.12		0.12		2.01		175
10.24	18.88	2,153,299	0.12		0.12		0.12		0.12		1.54		419
8.96	6.46	2,178,538	0.12		0.12		0.12		0.12		1.51		413

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Short-Term Floating NAV Portfolio III (Consolidated)
04/01/2015 - 09/30/2015+	$9.92	$0.03		$(0.01)	$0.02	$(0.02)	$0.00	$0.00	$(0.02)
03/31/2015	9.99	0.06		(0.02)	0.04	(0.11)	0.00	0.00	(0.11)
03/31/2014	9.99	0.05		(0.01)	0.04	(0.04)	0.00	0.00	(0.04)
03/31/2013	10.01	0.06		(0.02)	0.04	(0.06)	0.00	0.00	(0.06)
03/12/2012 - 03/31/2012	10.00	0.00	^	0.01	0.01	0.00	0.00	0.00	0.00

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied. See Note 13 in the Notes to Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$9.92	0.20%	$21,099,683	0.02	%*	0.02	%*	0.00	%*	0.00	%*	0.58	%*	62%
9.92	0.31	36,450,693	0.00		0.00		0.00		0.00		0.58		101
9.99	0.34	49,219,987	0.00		0.00		0.00		0.00		0.49		267
9.99	0.44	19,768,175	0.00		0.00		0.00		0.00		0.61		319
10.01	0.06	856,978	0.00	*	0.00	*	0.00	*	0.00	*	0.25	*	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Asset-Backed Securities Portfolio	PIMCO Emerging Markets Portfolio	PIMCO High Yield Portfolio	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio

Assets:
Investments, at value
Investments in securities*	$1,331,651	$657,571	$564,148	$2,640,396	$22,827,796	$268,545	$381,763
Investments in Affiliates	342,501	235,507	173,909	631	3,242	90,212	95,102
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	3,329	692	1,107	9,685	17	0
Over the counter	1,093	101,416	2,882	12,265	119,576	69	36
Cash	309	40	360	1,377	0	1	0
Deposits with counterparty	1,680	21,827	14,632	21,207	52,510	661	170
Foreign currency, at value	0	6,733	53	9	19,086	0	0
Receivable for Investments sold~	2,216	134	2,948	33,044	1,086,377	0	72,635
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0	0	0
Receivable for Portfolio shares sold	0	0	0	0	12,000	0	0
Interest receivable	2,215	5,633	8,130	25,942	235,485	1,260	1,951
Dividends receivable from Affiliates	129	103	78	2	8	37	49
Other assets	0	0	0	25	205	0	0
Total Assets	1,681,794	1,032,293	767,832	2,736,005	24,365,970	360,802	551,706

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$918	$31,301	$393,141	$4,301,904	$0	$0
Payable for sale-buyback transactions	1,730	0	0	257,320	2,143,274	0	0
Payable for short sales	2,169	0	6,563	0	1,067	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	76	7	220	2,057	8,132	0	0
Over the counter	12,376	30,108	2,981	9,309	202,662	1	2
Payable for investments purchased~	98	2,162	6,465	18,616	162,705	399	130,858
Payable for investments in Affiliates purchased	129	103	78	2	8	37	49
Payable for investments purchased on a delayed-delivery basis	0	0	504	0	0	0	0
Deposits from counterparty	1,620	89,681	2,140	9,682	44,397	50	290
Payable for Portfolio shares redeemed	3,510	10,880	8,150	11,460	13,800	0	0
Dividends payable	0	0	0	0	0	0	0
Overdraft due to custodian	0	0	0	0	0	0	0
Accrued investment advisory fees	27	15	12	33	290	6	7
Accrued supervisory and administrative fees	41	76	18	50	435	9	10
Accrued reimbursement to PIMCO	0	0	0	0	0	1	2
Other liabilities	0	0	1	0	0	1	2
Total Liabilities	21,776	133,950	58,433	701,670	6,878,674	504	131,220

Net Assets	$1,660,018	$898,343	$709,399	$2,034,335	$17,487,296	$360,298	$420,486

Net Assets Consist of:
Paid in capital	$1,625,695	$1,003,123	$901,413	$1,961,030	$16,756,019	$364,235	$417,198
Undistributed (overdistributed) net investment income	16,514	(12,196)	22,328	23,242	376,436	1,328	1,665
Accumulated undistributed net realized gain (loss)	(8,774)	(23,811)	(163,951)	37,067	476,279	(5,231)	480
Net unrealized appreciation (depreciation)	26,583	(68,773)	(50,391)	12,996	(121,438)	(34)	1,143
	$1,660,018	$898,343	$709,399	$2,034,335	$17,487,296	$360,298	$420,486

Shares Issued and Outstanding	134,309	96,759	99,425	207,170	1,514,429	36,589	42,528

Net Asset Value and Redemption Price Per Share Outstanding	$12.36	$9.28	$7.13	$9.82	$11.55	$9.85	$9.89

Cost of Investments in securities	$1,309,191	$798,471	$608,590	$2,578,638	$22,600,549	$268,152	$380,553
Cost of Investments in Affiliates	$342,603	$235,572	$173,944	$631	$3,242	$90,219	$95,136
Cost of Foreign Currency Held	$0	$6,734	$54	$8	$19,069	$0	$0
Proceeds Received on Short Sales	$2,166	$0	$6,337	$0	$1,061	$0	$0
Cost or Premiums of Financial Derivative Instruments, net	$(14,108)	$(6,356)	$497	$3,245	$(47,276)	$92	$40

* Includes repurchase agreements of:	$1,569	$0	$7,844	$3,472	$5,251	$248	$332

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	All or a portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$3,683,946	$152,226	$2,001,772	$35,216	$711,756	$2,754,377	$3,537,641
336,142	3,244	129	4,714	158,953	0	149

108	0	635	0	57	0	3,736
8,434	0	8,440	2	44	0	0
1	1	1	0	0	2,443	186
2,248	0	3,116	0	2,019	0	4,323
0	0	2,648	18	0	0	0
1,628,560	0	93,155	700	1,029	0	64,999
0	0	420	0	0	0	0
0	0	0	0	0	35,600	0
8,183	2,331	8,416	183	1,742	5,763	14,823
135	1	0	2	66	0	0
0	0	0	0	0	0	0
5,667,757	157,803	2,118,732	40,835	875,666	2,798,183	3,625,857

$0	$0	$574,585	$0	$0	$0	$1,576,839
0	0	125,499	0	0	0	96,004
530,803	0	21,295	0	0	0	21,380

0	0	1,346	0	0	0	3,144
972	0	24,671	0	3,442	0	0
2,491,165	0	25,309	1,860	0	0	5,334
135	1	0	2	66	0	0
0	0	210	0	0	0	0
11,995	0	3,988	0	0	0	6,097
15,960	1,040	8,900	0	0	130	11,660
0	0	0	0	0	3	0
0	0	0	1	111	0	0
43	3	22	1	15	56	31
65	4	33	1	22	85	47
0	0	0	3	0	0	0
0	0	1	1	0	0	0
3,051,138	1,048	785,859	1,869	3,656	274	1,720,536

$2,616,619	$156,755	$1,332,873	$38,966	$872,010	$2,797,909	$1,905,321

$2,661,330	$122,469	$1,439,086	$40,083	$1,224,226	$2,799,327	$1,981,900
24,798	6,113	173	410	12,091	(48)	21,357
(102,741)	8,975	(40,208)	(599)	(360,925)	(10)	21,993
33,232	19,198	(66,178)	(928)	(3,382)	(1,360)	(119,929)
$2,616,619	$156,755	$1,332,873	$38,966	$872,010	$2,797,909	$1,905,321

237,586	19,480	154,528	3,936	91,632	279,648	208,427

$11.01	$8.05	$8.63	$9.90	$9.52	$10.01	$9.14

$3,657,166	$133,039	$2,041,238	$36,144	$712,290	$2,755,737	$3,572,660
$336,210	$3,245	$129	$4,715	$158,982	$0	$150
$0	$0	$2,648	$18	$0	$0	$0
$530,006	$0	$21,099	$0	$0	$0	$21,306
$(5,888)	$0	$(2,129)	$0	$(2,505)	$0	$220

$5,375	$159	$2,152	$200	$5,378	$203,269	$2,971

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Consolidated Statements of Assets and Liabilities

September 30, 2015 (Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Assets:
Investments, at value
Investments in securities*	$528,508	$23,089,166
Investments in Affiliates	275,829	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,285	0
Over the counter	10,702	379,932
Cash	165	562
Deposits with counterparty	5,203	118,570
Foreign currency, at value	5,692	612
Receivable for investments sold~	1,639	11,014
Receivable for investments sold on a delayed-delivery basis	0	0
Receivable for Portfolio shares sold	0	1,000,000
Interest and dividends receivable	834	42,426
Dividends receivable from Affiliates	103	0
Other assets	0	0
Total Assets	829,960	24,642,282

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0
Payable for sale-buyback transactions	0	0
Payable for short sales	0	11,122
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,530	0
Over the counter	7,569	193,925
Payable for investments purchased~	67	3,000,000
Payable for investments in Affiliates purchased	103	0
Payable for investments purchased on a delayed-delivery basis	0	0
Deposits from counterparty	4,470	328,452
Payable for Portfolio shares redeemed	6,680	9,100
Dividends payable	0	0
Overdraft due to custodian	0	0
Accrued investment advisory fees	13	0
Accrued supervisory and administrative fees	68	0
Accrued reimbursement to PIMCO	0	0
Other liabilities	0	0
Total Liabilities	20,500	3,542,599

Net Assets	$809,460	$21,099,683

Net Assets Consist of:
Paid in capital	$895,481	$21,426,546
Undistributed (overdistributed) net investment income	25,704	(262,056)
Accumulated undistributed net realized (loss)	(106,871)	(98,045)
Net unrealized appreciation (depreciation)	(4,854)	33,238
	$809,460	$21,099,683

Shares Issued and Outstanding	95,230	2,128,016

Net Asset Value and Redemption Price Per Share Outstanding	$8.50	$9.92

Cost of Investments in securities	$539,720	$23,241,807
Cost of Investments in Affiliates	$275,901	$0
Cost of Foreign Currency Held	$5,703	$675
Proceeds Received on Short Sales	$0	$11,014
Cost or Premiums of Financial Derivative Instruments, net	$899	$0

* Includes repurchase agreements of:	$324,396	$4,844,012

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	All or a portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO Asset-Backed Securities Portfolio	PIMCO Emerging Markets Portfolio	PIMCO High Yield Portfolio	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio

Investment Income:
Interest	$21,510	$19,244	$18,234	$45,155	$512,664
Dividends	0	0	848	1,131	2,685
Dividends from Investments in Affiliates	631	368	222	23	356
Total Income	22,141	19,612	19,304	46,309	515,705

Expenses:
Investment advisory fees	160	80	57	216	1,887
Supervisory and administrative fees	240	402	86	324	2,830
Trustee fees	2	1	0	2	18
Interest expense	1	30	363	287	4,789
Miscellaneous expense	0	0	0	0	0
Total Expenses	403	513	506	829	9,524

Net Investment Income	21,738	19,099	18,798	45,480	506,181

Net Realized Gain (Loss):
Investments in securities	3,759	(3,252)	(1,576)	25,860	184,088
Investments in Affiliates	97	12	(42)	11	136
Exchange-traded or centrally cleared financial derivative instruments	878	2,473	(1,063)	11,969	(6,088)
Over the counter financial derivative instruments	481	(8,572)	(1,344)	4,684	8,858
Foreign currency	0	(276)	659	0	19,270

Net Realized Gain (Loss)	5,215	(9,615)	(3,366)	42,524	206,264

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(5,574)	(77,039)	(26,273)	(85,584)	(1,989,512)
Investments in Affiliates	(167)	(90)	(35)	(1)	(19)
Exchange-traded or centrally cleared financial derivative instruments	395	(260)	(4,965)	(33,027)	(196,698)
Over the counter financial derivative instruments	(2,147)	45,136	(2,404)	(2,687)	(45,153)
Foreign currency assets and liabilities	0	(160)	308	0	1,286

Net Change in Unrealized (Depreciation)	(7,493)	(32,413)	(33,369)	(121,299)	(2,230,096)

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,460	$(22,929)	$(17,937)	$(33,295)	$(1,517,651)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Statements of Operations (Cont.)

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio

Investment Income:
Interest	$2,282	$3,933	$31,965	$3,824	$34,547
Dividends from Investments in Affiliates	167	266	657	16	21
Total Income	2,449	4,199	32,622	3,840	34,568

Expenses:
Investment advisory fees	36	46	264	16	141
Supervisory and administrative fees	53	69	397	24	212
Trustee fees	0	0	2	0	1
Interest expense	0	1	10	1	679
Miscellaneous expense	1	1	0	0	0
Total Expenses	90	117	673	41	1,033

Net Investment Income	2,359	4,082	31,949	3,799	33,535

Net Realized Gain (Loss):
Investments in securities	(116)	1,413	8,530	2,627	(14,202)
Investments in Affiliates	(3)	20	81	(2)	27
Exchange-traded or centrally cleared financial derivative instruments	(198)	11	(1,130)	0	(328)
Over the counter financial derivative instruments	(88)	(143)	3,302	0	23,167
Foreign currency	0	0	0	0	(2,517)

Net Realized Gain (Loss)	(405)	1,301	10,783	2,625	6,147

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(1,883)	(4,822)	(9,864)	(4,891)	(49,988)
Investments in Affiliates	(18)	(53)	(152)	(2)	(12)
Exchange-traded or centrally cleared financial derivative instruments	(120)	(33)	(4,166)	0	(4,618)
Over the counter financial derivative instruments	36	109	1,136	0	(28,806)
Foreign currency assets and liabilities	0	0	0	0	1,362

Net Change in Unrealized (Depreciation)	(1,985)	(4,799)	(13,046)	(4,893)	(82,062)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(31)	$584	$29,686	$1,531	$(42,380)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$918	$11,745	$7,524	$35,739
12	378	0	14
930	12,123	7,524	35,753

4	109	435	198
7	163	652	296
0	1	5	2
0	0	0	1,323
1	0	0	0
12	273	1,092	1,819

918	11,850	6,432	33,934

(416)	1,361	(38)	26,420
0	18	0	2
0	(214)	0	9,538
(11)	648	0	6,942
7	0	0	0

(420)	1,813	(38)	42,902

(481)	(1,555)	(1,322)	(88,000)
(1)	(50)	0	0
0	(678)	0	(88,168)
(6)	(1,813)	0	(228)
(3)	0	0	0

(491)	(4,096)	(1,322)	(176,396)

$7	$9,567	$5,072	$(99,560)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Consolidated Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Investment Income:
Interest	$3,436	$90,122
Dividends from Investments in Affiliates	589	0
Total Income	4,025	90,122

Expenses:
Investment advisory fees	95	0
Supervisory and administrative fees	476	0
Trustee fees	1	0
Interest expense	21	2,692
Miscellaneous expense	0	0
Total Expenses	593	2,692

Net Investment Income	3,432	87,430

Net Realized (Loss):
Investments in securities	(31,929)	(453,569)
Investments in Affiliates	(918)	0
Exchange-traded or centrally cleared financial derivative instruments	(26,883)	0
Over the counter financial derivative instruments	(19,426)	507,614
Foreign currency	1,644	(136,566)

Net Realized (Loss)	(77,512)	(82,521)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	11,266	606,560
Investments in Affiliates	854	0
Exchange-traded or centrally cleared financial derivative instruments	7,056	0
Over the counter financial derivative instruments	(12,891)	(532,804)
Foreign currency assets and liabilities	2,388	(20,622)

Net Change in Unrealized Appreciation	8,673	53,134

Net Increase (Decrease) in Net Assets Resulting from Operations	$(65,407)	$58,043

†	A zero balance may reflect actual amounts rounding to less than one thousand.

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Asset-Backed Securities Portfolio		PIMCO Emerging Markets Portfolio		PIMCO High Yield Portfolio		PIMCO Investment Grade Corporate Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$21,738	$42,396	$19,099	$39,286	$18,798	$47,196	$45,480	$122,992
Net realized gain (loss)	5,215	(5,081)	(9,615)	21,197	(3,366)	22,192	42,524	80,560
Net change in unrealized appreciation (depreciation)	(7,493)	19,177	(32,413)	(34,119)	(33,369)	(50,370)	(121,299)	(86,336)

Net Increase (Decrease) in Net Assets Resulting from Operations	19,460	56,492	(22,929)	26,364	(17,937)	19,018	(33,295)	117,216

Distributions to Shareholders:
From net investment income	(18,502)	(44,490)	(24,201)	(43,200)	(18,501)	(33,300)	(35,002)	(143,501)
From net realized capital gains	0	0	0	0	0	0	0	(105,935)

Total Distributions(a)	(18,502)	(44,490)	(24,201)	(43,200)	(18,501)	(33,300)	(35,002)	(249,436)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	75,910	482,166	206,770	(317,300)	294,549	(83,672)	(285,549)	(1,229,584)

Total Increase (Decrease) in Net Assets	76,868	494,168	159,640	(334,136)	258,111	(97,954)	(353,846)	(1,361,804)

Net Assets:
Beginning of period	1,583,150	1,088,982	738,703	1,072,839	451,288	549,242	2,388,181	3,749,985
End of period*	$1,660,018	$1,583,150	$898,343	$738,703	$709,399	$451,288	$2,034,335	$2,388,181

* Including undistributed (overdistributed) net investment income of:	$16,514	$13,278	$(12,196)	$(7,094)	$22,328	$22,031	$23,242	$12,764

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Statements of Changes in Net Assets (Cont.)

	PIMCO Long Duration Corporate Bond Portfolio		PIMCO Low Duration Portfolio		PIMCO Moderate Duration Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$506,181	$1,089,198	$2,359	$3,022	$4,082	$7,914
Net realized gain (loss)	206,264	621,927	(405)	368	1,301	7,439
Net change in unrealized appreciation (depreciation)	(2,230,096)	1,141,567	(1,985)	991	(4,799)	4,951

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,517,651)	2,852,692	(31)	4,381	584	20,304

Distributions to Shareholders:
From net investment income	(233,012)	(1,049,501)	(1,000)	(4,000)	(2,700)	(9,000)
From net realized capital gains	0	(174,772)	0	0	0	0
Tax basis return of capital	0	0	0	(30)	0	0

Total Distributions(a)	(233,012)	(1,224,273)	(1,000)	(4,030)	(2,700)	(9,000)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(1,427,809)	(1,910,226)	4,845	(4,252)	(92,156)	(23,480)

Total Increase (Decrease) in Net Assets	(3,178,472)	(281,807)	3,814	(3,901)	(94,272)	(12,176)

Net Assets:
Beginning of period	20,665,768	20,947,575	356,484	360,385	514,758	526,934
End of period*	$17,487,296	$20,665,768	$360,298	$356,484	$420,486	$514,758

* Including undistributed (overdistributed) net investment income of:	$376,436	$103,267	$1,328	$(31)	$1,665	$283

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Mortgage Portfolio		PIMCO Municipal Sector Portfolio		PIMCO Real Return Portfolio		PIMCO Senior Floating Rate Portfolio

Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

$31,949	$98,633	$3,799	$10,420	$33,535	$27,069	$918	$2,581
10,783	110,912	2,625	9,323	6,147	16,043	(420)	(96)
(13,046)	73,040	(4,893)	3,156	(82,062)	39,698	(491)	(636)

29,686	282,585	1,531	22,899	(42,380)	82,810	7	1,849

(26,000)	(142,801)	(5,100)	(13,599)	(8,202)	(90,601)	(500)	(3,024)
0	0	0	(3,278)	0	0	0	(67)
0	0	0	0	0	0	0	(69)

(26,000)	(142,801)	(5,100)	(16,877)	(8,202)	(90,601)	(500)	(3,160)

(30,451)	(2,747,052)	(3,763)	(90,296)	(118,025)	(1,245,836)	(8,465)	(42,277)

(26,765)	(2,607,268)	(7,332)	(84,274)	(168,607)	(1,253,627)	(8,958)	(43,588)

2,643,384	5,250,652	164,087	248,361	1,501,480	2,755,107	47,924	91,512
$2,616,619	$2,643,384	$156,755	$164,087	$1,332,873	$1,501,480	$38,966	$47,924

$24,798	$18,849	$6,113	$7,414	$173	$(25,160)	$410	$(8)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Statements of Changes in Net Assets (Cont.)

	PIMCO Short-Term Portfolio		PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government Sector Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$11,850	$37,398	$6,432	$13,080	$33,934	$52,218
Net realized gain (loss)	1,813	(1,156)	(38)	270	42,902	113,022
Net change in unrealized appreciation (depreciation)	(4,096)	(10,235)	(1,322)	(797)	(176,396)	118,827

Net Increase (Decrease) in Net Assets Resulting from Operations	9,567	26,007	5,072	12,553	(99,560)	284,067

Distributions to Shareholders:
From net investment income	(11,001)	(39,000)	(6,458)	(13,420)	(23,003)	(38,801)

Total Distributions(a)	(11,001)	(39,000)	(6,458)	(13,420)	(23,003)	(38,801)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(321,293)	158,103	(2,756,115)	(1,271,454)	(175,818)	(1,318,826)

Total Increase (Decrease) in Net Assets	(322,727)	145,110	(2,757,501)	(1,272,321)	(298,381)	(1,073,560)

Net Assets:
Beginning of period	1,194,737	1,049,627	5,555,410	6,827,731	2,203,702	3,277,262
End of period*	$872,010	$1,194,737	$2,797,909	$5,555,410	$1,905,321	$2,203,702

* Including undistributed (overdistributed) net investment income of:	$12,091	$11,242	$(48)	$(22)	$21,357	$10,426

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

(Decrease) in Net Assets from:

Operations:
Net investment income	$3,432	$18,840	$87,430	$349,118
Net realized gain (loss)	(77,512)	169,374	(82,521)	(129,857)
Net change in unrealized appreciation (depreciation)	8,673	(21,482)	53,134	(28,708)

Net Increase (Decrease) in Net Assets Resulting from Operations	(65,407)	166,732	58,043	190,553

Distributions to Shareholders:
From net investment income	(86,201)	(36,800)	(66,937)	(492,102)

Total Distributions(a)	(86,201)	(36,800)	(66,937)	(492,102)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(102,847)	(805,792)	(15,342,116)	(12,467,745)

Total (Decrease) in Net Assets	(254,455)	(675,860)	(15,351,010)	(12,769,294)

Net Assets:
Beginning of period	1,063,915	1,739,775	36,450,693	49,219,987
End of period*	$809,460	$1,063,915	$21,099,683	$36,450,693

* Including undistributed (overdistributed) net investment income of:	$25,704	$108,473	$(262,056)	$(282,549)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Statements of Cash Flows

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO High Yield Portfolio

Cash Flows Provided by (Used for) Operating Activities:

Net (decrease) in net assets resulting from operations	$(17,937)

Adjustments to Reconcile Net (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(137,309)
Proceeds from sales of long-term securities	172,266
(Purchases) Proceeds from sales of short-term portfolio investments, net	(172,594)
(Increase) decrease in deposits with counterparty	(11,062)
(Increase) decrease in receivable for investments sold	10,653
(Increase) decrease in interest and dividends receivable	259
(Increase) in exchange-traded or centrally cleared financial derivative instruments	(6,369)
(Increase) decrease in over the counter financial derivative instruments	(965)
Increase (decrease) in payable for investments purchased	1,313
(Decrease) in deposits from counterparty	(1,207)
Increase (decrease) in accrued investment advisory fees	4
Increase (decrease) in accrued supervisory and administrative fees	6
Proceeds from (Payments on) short sales transactions, net	6,519
Proceeds from (Payments on) currency transactions	844
(Decrease) in other liabilities	(1)
Net Realized (Gain) Loss
Investments in securities	1,576
Investments in Affiliates	42
Exchange-traded or centrally cleared financial derivative instruments	1,063
Over the counter financial derivative instruments	1,344
Foreign currency	(659)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	26,273
Investments in Affiliates	35
Exchange-traded or centrally cleared financial derivative instruments	4,965
Over the counter financial derivative instruments	2,404
Foreign currency assets and liabilities	(308)
Net amortization (accretion) on investments	(1,504)

Net Cash Provided by (Used for) Operating Activities	(120,349)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	353,197
Payments on shares redeemed	(70,904)
Cash dividend paid*	(653)
Proceeds from reverse repurchase agreements	212,729
Payments on reverse repurchase agreements	(382,654)
Proceeds from sale-buyback transactions	0
Payments on sale-buyback transactions	0
Proceeds from deposits from counterparty	293
Payments on deposits from counterparty	(326)

Net Cash Received from (Used for) Financing Activities	111,682

Net Increase (Decrease) in Cash and Foreign Currency	(8,667)

Cash and Foreign Currency:
Beginning of period	9,080
End of period	$413

* Reinvestment of distributions	$17,848

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$272

†	A zero balance may reflect actual amounts rounding to less than one thousand.

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Real Return Portfolio	PIMCO U.S. Government Sector Portfolio

$(33,295)	$(1,517,651)	$(42,380)	$(99,560)

(1,190,057)	(9,301,862)	(1,392,201)	(2,031,271)
1,103,441	9,796,096	1,166,432	1,524,040
27,713	262,467	105,693	12,491
7,471	92,017	624	(80)
(11,104)	(900,669)	(81,681)	(17,017)
494	36,529	(1,003)	1,799
(22,046)	(215,951)	(4,378)	(79,894)
9,803	7,554	22,882	4,420
(12,230)	42,283	17,706	(12,816)
(5,268)	(103,835)	(12,006)	(2,455)
(8)	(50)	(4)	(7)
(11)	(75)	(6)	(9)
0	(6)	10,670	(70)
0	20,556	(2,179)	0
(3)	(94)	(2)	(4)

(25,860)	(184,088)	14,202	(26,420)
(11)	(136)	(27)	(2)
(11,969)	6,088	328	(9,538)
(4,684)	(8,858)	(23,167)	(6,942)
0	(19,270)	2,517	0

85,584	1,989,512	49,988	88,000
1	19	12	0
33,027	196,698	4,618	88,168
2,687	45,153	28,806	228
0	(1,286)	(1,362)	0
8,000	25,870	6,939	2,530

(38,325)	267,011	(128,979)	(564,409)

186,035	1,544,633	83,791	513,798
(506,633)	(3,131,129)	(211,221)	(713,962)
(275)	(625)	(83)	(229)
5,942,090	51,517,917	2,339,619	9,780,621
(5,671,363)	(49,070,671)	(2,139,043)	(8,782,096)
4,145,921	14,426,463	2,291,417	6,250,824
(4,057,883)	(15,645,098)	(2,235,464)	(6,481,749)
5,750	44,151	700	68,633
(3,940)	(31,305)	(700)	(71,829)

39,702	(345,664)	129,016	564,011

1,377	(78,653)	37	(398)

9	97,739	2,612	584
$1,386	$19,086	$2,649	$186

$34,727	$232,387	$8,119	$22,774

$239	$6,286	$700	$1,321

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO Asset-Backed Securities Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.3%

CORPORATE BONDS & NOTES 0.6%

BANKING & FINANCE 0.0%
Preferred Term Securities Ltd.
0.884% due 03/24/2034	$943	$764

INDUSTRIALS 0.6%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,422	1,639
Times Square Hotel Trust
8.528% due 08/01/2026	5,507	6,803
UAL Pass-Through Trust
6.636% due 01/02/2024	1,236	1,318

		9,760

Total Corporate Bonds & Notes (Cost $9,149)		10,524

MUNICIPAL BONDS & NOTES 0.2%

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.384% due 04/01/2040	770	768

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,435	3,003

Total Municipal Bonds & Notes (Cost $4,007)		3,771

U.S. GOVERNMENT AGENCIES 1.2%
Fannie Mae
0.254% due 07/25/2037	3,812	3,586
0.324% due 03/25/2036	63	60
0.434% due 08/25/2031 - 05/25/2032	221	215
0.607% due 09/17/2027	3	3
0.644% due 06/25/2021 - 02/25/2033	128	130
0.694% due 01/25/2020 - 03/25/2022	46	47
0.744% due 12/25/2021	7	7
0.813% due 11/18/2031	4	4
0.844% due 11/25/2031	77	78
0.894% due 04/25/2022	6	6
0.944% due 05/25/2022	13	14
1.044% due 05/25/2018 - 10/25/2020	24	25
1.094% due 08/25/2023	18	18
1.194% due 12/25/2023 - 04/25/2032	33	34
1.344% due 10/25/2022 - 09/25/2023	17	18
1.383% due 03/01/2044 - 10/01/2044	112	114
1.542% due 02/01/2033	260	272
1.583% due 11/01/2030 - 10/01/2040	72	74
1.690% due 12/25/2021	3	3
1.750% due 12/25/2023	29	30
1.806% due 06/01/2033	24	26
1.807% due 03/01/2035	38	40
1.886% due 09/01/2033	40	42

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.909% due 10/01/2026 - 11/01/2040	$102	$104
1.934% due 01/01/2035	15	16
1.940% due 07/01/2035	56	59
1.950% due 02/01/2035	27	28
1.980% due 03/01/2035	35	36
1.981% due 08/01/2033	86	91
2.001% due 11/01/2034	3	4
2.031% due 04/01/2036	7	7
2.125% due 10/01/2034	14	15
2.126% due 02/01/2035	25	26
2.160% due 11/01/2034	41	43
2.166% due 11/01/2035	5	6
2.173% due 12/01/2035	33	35
2.199% due 12/01/2033	1	1
2.219% due 11/01/2032	85	91
2.220% due 10/01/2031	6	7
2.225% due 03/01/2033	2	3
2.235% due 04/01/2033 - 12/01/2036	80	85
2.250% due 10/01/2032 - 12/01/2036	87	93
2.252% due 04/01/2018 - 09/01/2030	27	28
2.255% due 03/01/2030	11	11
2.286% due 07/01/2033	27	29
2.287% due 05/01/2025	4	4
2.299% due 12/01/2036	49	52
2.304% due 10/01/2033	8	9
2.307% due 05/01/2036	20	21
2.310% due 03/01/2035	18	19
2.325% due 08/01/2033	22	23
2.327% due 09/01/2033	17	18
2.368% due 09/01/2033	17	18
2.375% due 03/01/2029 - 09/01/2032	47	48
2.376% due 03/01/2032	29	30
2.377% due 05/01/2034	54	57
2.385% due 08/01/2032	5	5
2.400% due 01/01/2033	28	29
2.440% due 07/01/2033	18	19
2.451% due 01/01/2037	21	22
2.460% due 04/01/2036	36	38
2.465% due 05/01/2033	66	70
2.500% due 09/01/2033	15	16
2.510% due 04/01/2034	6	6
2.590% due 05/01/2031	10	10
2.605% due 06/01/2033	23	24
2.625% due 09/01/2033	1	1
2.730% due 08/01/2035	40	42
2.750% due 10/01/2016 - 01/01/2029	37	38
2.993% due 06/01/2033	117	123
3.479% due 05/01/2036	33	35
3.770% due 12/01/2017	3	3
4.000% due 11/01/2019 - 11/25/2033	96	104
4.250% due 10/01/2027 - 03/25/2033	4	4
4.365% due 03/01/2019	3	3
5.000% due 06/25/2023 - 11/25/2032	448	485
5.370% due 08/25/2043	9	9
5.500% due 08/01/2018 - 09/25/2035	1,711	2,018
6.500% due 06/25/2028	41	46
6.770% due 01/18/2029	24	24

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 02/01/2019 - 07/25/2042	$18	$19
7.500% due 08/25/2021 - 07/25/2022	36	40
8.500% due 05/01/2017 - 04/01/2032	126	136
15.406% due 08/25/2021	19	24
Freddie Mac
0.454% due 08/25/2031	111	109
0.457% due 10/15/2032	17	17
0.554% due 10/25/2029	1	1
0.557% due 12/15/2029	19	20
0.657% due 12/15/2031	6	6
0.757% due 04/15/2022 - 08/15/2031	23	24
0.857% due 03/15/2020	8	8
0.907% due 06/15/2022	12	12
1.140% due 09/25/2023	379	384
1.157% due 02/15/2021	6	6
1.176% due 05/15/2023	25	25
1.307% due 05/15/2023	8	8
1.383% due 10/25/2044 - 02/25/2045	4,536	4,694
1.583% due 07/25/2044	1,036	1,064
1.750% due 02/01/2017	1	1
1.850% due 10/15/2022	9	10
2.068% due 09/01/2035	23	24
2.194% due 01/01/2035	39	41
2.237% due 01/01/2035	21	22
2.241% due 02/01/2035	35	37
2.243% due 10/01/2034	37	39
2.244% due 02/01/2035	13	14
2.290% due 02/01/2035	36	38
2.299% due 03/01/2028	5	5
2.356% due 12/01/2033	89	94
2.360% due 04/01/2036	19	19
2.362% due 11/01/2034	65	69
2.365% due 11/01/2023	4	5
2.367% due 02/01/2022	5	5
2.375% due 11/01/2034	63	67
2.380% due 09/01/2028 - 10/01/2033	27	28
2.401% due 11/01/2027	66	66
2.439% due 09/01/2033	75	80
2.445% due 01/01/2035	11	12
2.454% due 02/01/2026	4	5
2.458% due 04/01/2032	94	97
2.465% due 03/01/2034	45	48
2.467% due 02/01/2035	62	67
2.473% due 04/01/2033	4	4
2.477% due 04/01/2034	41	44
2.500% due 08/01/2032	4	4
2.520% due 02/01/2036	31	33
2.531% due 01/01/2032	5	5
2.546% due 09/01/2035	18	19
2.566% due 03/01/2032	71	74
2.580% due 08/01/2030	17	17
2.585% due 03/01/2030	25	25
2.597% due 04/01/2035	160	164
2.600% due 03/01/2033	8	9
2.617% due 07/01/2037	60	64
2.625% due 08/01/2023	15	16
4.000% due 10/15/2033	107	116
4.500% due 05/15/2018 - 09/15/2018	113	118
4.906% due 05/01/2026	12	12
5.000% due 08/15/2019 - 02/15/2036	871	946

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 05/15/2036	$46	$51
5.836% due 08/01/2031	81	86
6.500% due 03/15/2021 - 07/25/2043	656	773
7.000% due 06/15/2029	29	33
7.500% due 02/15/2023 - 01/15/2031	14	16
8.000% due 03/15/2023	25	29
9.250% due 11/15/2019	2	2
9.500% due 04/15/2020	3	4
Ginnie Mae
0.616% due 02/20/2029	2	2
1.625% due 10/20/2026 - 10/20/2033	176	184
1.750% due 01/20/2023 - 05/20/2032	174	180
2.000% due 04/20/2017 - 07/20/2030	117	122
2.250% due 01/20/2034	30	31
3.000% due 04/20/2018 - 04/20/2019	9	8
4.000% due 04/20/2016 - 04/20/2019	2	2

Total U.S. Government Agencies (Cost $18,831)		19,820

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
0.375% due 01/31/2016 (g)	5,700	5,706
1.500% due 08/31/2018 (c)(e)(g)	12,100	12,308

Total U.S. Treasury Obligations (Cost $17,790)		18,014

MORTGAGE-BACKED SECURITIES 36.3%
Adjustable Rate Mortgage Trust
0.464% due 11/25/2035	1,724	1,583
0.474% due 11/25/2035	2,856	2,627
2.545% due 04/25/2035	554	554
American Home Mortgage Investment Trust
2.160% due 09/25/2035	8,222	8,165
2.535% due 06/25/2045	6,884	6,812
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	5,730	4,379
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	6,100	6,223
Banc of America Funding Trust
0.406% due 10/20/2036	5,249	4,105
2.046% due 01/26/2037	60	60
2.589% due 09/20/2046	3,181	2,664
2.914% due 01/20/2047 ^	26	22
5.356% due 10/20/2046 ^	897	736
Banc of America Mortgage Trust
2.497% due 12/25/2033	147	145
2.553% due 05/25/2033	133	132
2.623% due 07/25/2033	175	168
2.661% due 11/25/2033	54	54
2.797% due 10/25/2035 ^	1,415	1,254
2.857% due 06/25/2034	811	811
2.981% due 06/25/2035	1,803	1,750
3.078% due 11/25/2034	188	178
3.139% due 02/25/2033	112	112
BCAP LLC Trust
2.670% due 06/26/2035	4,825	4,839
BCRR Trust
5.988% due 08/17/2045	7,103	7,401

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
2.258% due 02/25/2036 ^	$378	$352
2.459% due 05/25/2034	125	117
2.595% due 02/25/2033	13	13
2.623% due 05/25/2033	369	346
2.712% due 04/25/2034	157	155
2.713% due 08/25/2035	3,613	3,284
2.725% due 01/25/2034	100	102
2.761% due 11/25/2034	631	625
2.767% due 11/25/2030	74	71
2.795% due 05/25/2047 ^	1,376	1,236
2.820% due 10/25/2034	29	29
2.916% due 07/25/2034	1	1
2.961% due 10/25/2034	150	138
3.153% due 02/25/2035	4,461	4,426
Bear Stearns ALT-A Trust
2.389% due 12/25/2033	864	878
2.399% due 01/25/2036 ^	1,000	820
2.428% due 04/25/2035	167	162
2.555% due 08/25/2036 ^	2,447	1,810
2.611% due 11/25/2035 ^	3,055	2,291
2.703% due 02/25/2036 ^	24	19
2.838% due 08/25/2036 ^	2,381	1,796
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034	63	65
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	9,439	9,856
Bear Stearns Mortgage Securities, Inc.
2.744% due 06/25/2030	26	27
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036	1,967	1,629
2.641% due 12/26/2046	9,139	6,923
Bella Vista Mortgage Trust
0.446% due 05/20/2045	6,395	4,977
0.564% due 02/25/2035	11,746	8,798
CBA Commercial Small Balance Commercial Mortgage
0.474% due 12/25/2036	199	177
Charlotte Gateway Village LLC
6.410% due 12/01/2016	311	320
Chase Mortgage Finance Trust
2.447% due 12/25/2035 ^	3,433	3,130
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.683% due 01/25/2035	865	728
Citigroup Commercial Mortgage Trust
5.899% due 12/10/2049	8,180	8,649
Citigroup Global Markets Mortgage Securities, Inc.
0.694% due 05/25/2032	58	56
2.733% due 09/25/2033	10	10
8.500% due 05/25/2032	215	225
Citigroup Mortgage Loan Trust, Inc.
0.524% due 12/25/2034	538	471
0.991% due 08/25/2035 ^	479	374
2.070% due 09/25/2035	4,327	4,219
2.500% due 11/25/2035	5,442	5,219
2.660% due 05/25/2035	72	72
2.708% due 08/25/2035	1,111	1,106
2.730% due 10/25/2035	103	102
Commercial Mortgage Loan Trust
6.230% due 12/10/2049	4,173	4,345
Community Program Loan Trust
4.500% due 04/01/2029	230	233
Countrywide Alternative Loan Trust
0.354% due 07/25/2036	10,512	10,902
0.384% due 09/25/2046 ^	1,016	886
0.394% due 06/25/2037	1,562	1,345
0.396% due 02/20/2047 ^	4,275	3,180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.411% due 12/20/2046	$4,769	$3,567
0.416% due 07/20/2046 ^	1,626	1,227
0.426% due 03/20/2046	751	598
0.444% due 05/25/2035	279	184
0.444% due 06/25/2035	5,261	4,650
0.464% due 02/25/2036	276	228
0.474% due 12/25/2035	347	305
0.484% due 11/25/2035	94	77
0.504% due 10/25/2035	4,917	4,020
0.516% due 11/20/2035	702	597
0.524% due 10/25/2035	121	97
0.694% due 05/25/2035 ^	669	556
0.964% due 11/25/2035	5,101	4,392
1.039% due 03/25/2047 ^	8,128	6,192
1.199% due 02/25/2036	1,579	1,432
1.597% due 08/25/2035	4,699	4,267
5.500% due 11/25/2035 ^	2,876	2,667
5.500% due 03/25/2036 ^	175	150
5.750% due 03/25/2037 ^	813	730
6.250% due 12/25/2033	134	140
6.500% due 11/25/2031	158	168
Countrywide Home Loan Mortgage Pass-Through Trust
0.484% due 04/25/2035	85	71
0.514% due 03/25/2035	4,996	4,239
0.534% due 02/25/2035	173	152
0.544% due 02/25/2035	1,245	1,113
0.584% due 02/25/2035	247	194
0.794% due 03/25/2035	44	40
1.114% due 09/25/2034	322	235
2.003% due 06/19/2031	6	6
2.330% due 02/20/2036	410	358
2.423% due 04/25/2035 ^	160	50
2.506% due 02/20/2035	1,114	1,107
2.536% due 02/25/2034	171	169
2.545% due 07/19/2033	133	129
2.581% due 02/19/2034	48	45
2.593% due 02/20/2036 ^	420	391
2.634% due 02/19/2034	33	33
2.691% due 08/25/2034 ^	3,067	2,684
2.714% due 05/19/2033	18	18
2.766% due 08/25/2034	274	252
6.000% due 11/25/2037	305	282
Credit Suisse Commercial Mortgage Trust
6.270% due 02/15/2041	12,800	13,700
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	140	130
1.344% due 09/25/2034 ^	2,863	2,444
2.236% due 06/25/2033	436	428
2.285% due 07/25/2033	40	39
2.473% due 12/25/2033	747	738
2.607% due 12/25/2032 ^	62	52
2.616% due 10/25/2033	293	289
5.500% due 11/25/2035	400	371
5.750% due 04/25/2033	29	30
6.250% due 07/25/2035	721	769
7.000% due 02/25/2033	33	35
Credit Suisse Mortgage Capital Certificates
2.618% due 08/27/2037	57	57
5.342% due 12/16/2043	5,000	5,225
5.467% due 09/18/2039	2,860	2,907
5.509% due 04/15/2047	2,600	2,643
5.690% due 04/16/2049	2,475	2,585
5.695% due 04/16/2049	4,400	4,597
5.750% due 12/26/2035	882	815
Downey Savings & Loan Association Mortgage Loan Trust
1.123% due 04/19/2047	1,135	1,000

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Extended Stay America Trust
1.213% due 12/05/2031 (a)	$24,500	$93
First Horizon Alternative Mortgage Securities Trust
2.203% due 09/25/2034	4,053	3,979
2.242% due 06/25/2034	3,986	3,928
2.261% due 03/25/2035	351	279
First Horizon Mortgage Pass-Through Trust
2.585% due 02/25/2035	238	239
First Republic Bank Mortgage Pass-Through Certificates
0.674% due 06/25/2030	46	46
GMAC Mortgage Corp. Loan Trust
3.263% due 05/25/2035	51	51
GreenPoint Mortgage Funding Trust
0.404% due 04/25/2036	400	303
0.464% due 07/25/2035	2,222	2,153
0.654% due 06/25/2045	316	277
Greenwich Capital Acceptance, Inc.
3.019% due 06/25/2024	13	13
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	998	1,075
8.000% due 09/19/2027	432	442
GSR Mortgage Loan Trust
0.544% due 01/25/2034	31	27
2.726% due 09/25/2035	554	560
2.742% due 01/25/2036 ^	553	517
2.759% due 04/25/2035	1,798	1,796
2.926% due 04/25/2035	1,907	1,871
HarborView Mortgage Loan Trust
0.396% due 07/19/2046	4,383	2,629
0.406% due 02/19/2046	653	567
0.436% due 05/19/2035	429	358
0.456% due 06/19/2035	7,249	6,308
0.456% due 03/19/2036	518	378
0.916% due 01/19/2035	61	43
0.956% due 02/19/2034	21	21
2.111% due 11/19/2034	31	30
2.509% due 06/19/2045 ^	432	276
2.730% due 12/19/2035 ^	40	36
3.208% due 08/19/2034	270	262
HSI Asset Securitization Corp. Trust
0.834% due 07/25/2035	286	283
Impac CMB Trust
1.094% due 10/25/2033	258	250
Impac Secured Assets Trust
0.544% due 05/25/2036	146	142
0.624% due 08/25/2036	554	543
1.134% due 11/25/2034	47	46
IndyMac Adjustable Rate Mortgage Trust
1.796% due 01/25/2032	16	16
IndyMac Mortgage Loan Trust
0.384% due 09/25/2046	996	855
0.434% due 04/25/2035	286	257
0.474% due 03/25/2035	204	180
0.494% due 06/25/2037 ^	200	110
0.514% due 02/25/2035	2,534	2,360
0.834% due 07/25/2045	97	85
0.994% due 11/25/2034	7,185	6,552
1.414% due 09/25/2034	214	191
2.920% due 06/25/2036	3,774	2,672
4.214% due 06/25/2036	2,536	2,355
4.572% due 02/25/2036	11,471	9,662
JPMorgan Alternative Loan Trust
0.698% due 06/27/2037	5,751	4,741
3.265% due 10/25/2036	8,081	6,027
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	14,334	14,823

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.794% due 02/12/2051	$7,811	$8,279
5.811% due 06/12/2043	8,090	8,238
5.884% due 02/12/2049	16,025	16,943
JPMorgan Mortgage Trust
2.310% due 07/25/2035	12,241	12,239
2.537% due 10/25/2035 ^	128	106
2.593% due 06/25/2035	286	280
2.696% due 04/25/2035	148	149
2.772% due 10/25/2035	402	392
5.000% due 07/25/2036	1,281	1,224
JPMorgan Resecuritization Trust
2.223% due 07/27/2037	54	54
4.713% due 04/20/2036	135	136
6.000% due 02/27/2037	556	572
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	5	5
Lavender Trust
6.250% due 09/26/2036	618	624
LB Commercial Mortgage Trust
6.051% due 07/15/2044	11,059	11,757
LB Mortgage Trust
8.623% due 01/20/2017	7	7
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	623	506
Lehman XS Trust
0.424% due 04/25/2046 ^	2,315	1,782
MASTR Adjustable Rate Mortgages Trust
0.524% due 12/25/2034	1,419	1,211
2.450% due 12/25/2033	128	122
2.749% due 01/25/2034	1	1
MASTR Asset Securitization Trust
5.500% due 06/25/2033	159	161
5.500% due 09/25/2033	440	442
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.907% due 11/15/2031	189	186
Merrill Lynch Mortgage Investors Trust
0.814% due 08/25/2028	24	24
0.834% due 10/25/2028	253	248
0.934% due 03/25/2028	44	42
1.931% due 01/25/2029	33	33
2.151% due 04/25/2035	62	61
2.616% due 08/25/2033	312	72
2.714% due 11/25/2035	20,530	20,500
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.810% due 06/12/2050	9,328	9,856
Morgan Stanley Capital Trust
5.439% due 02/12/2044	1,082	1,081
Morgan Stanley Mortgage Loan Trust
0.454% due 03/25/2036	4,457	3,447
0.464% due 09/25/2035	4,023	3,996
2.481% due 10/25/2034	130	129
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	8,557	8,992
5.988% due 08/15/2045	2,482	2,607
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034	891	884
RBSSP Resecuritization Trust
2.290% due 12/26/2036	895	899
Residential Accredit Loans, Inc. Trust
0.384% due 04/25/2046	1,844	1,441
0.394% due 10/25/2046	36,444	27,300
0.404% due 06/25/2037	450	333
0.404% due 04/25/2046	132	69
0.594% due 03/25/2033	14	14
3.246% due 09/25/2034	19	19
6.500% due 10/25/2036 ^	2,099	1,752

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	$11	$12
Residential Asset Securitization Trust
0.544% due 10/25/2018	60	59
0.644% due 02/25/2034	79	73
0.644% due 04/25/2035	1,335	1,014
6.250% due 08/25/2036	4,906	4,540
6.500% due 04/25/2037 ^	5,542	3,529
Residential Funding Mortgage Securities, Inc. Trust
0.594% due 07/25/2018	59	58
2.945% due 06/25/2035	2,526	2,419
3.741% due 02/25/2036 ^	154	140
6.500% due 03/25/2032	1	1
RiverView HECM Trust
0.730% due 05/25/2047	33,062	28,341
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039	10,153	10,317
6.068% due 09/17/2039	1,346	1,434
SACO, Inc.
7.000% due 08/25/2036	12	12
Sequoia Mortgage Trust
0.676% due 02/20/2035	264	250
0.836% due 11/20/2034	88	85
0.916% due 10/19/2026	118	116
0.923% due 05/20/2034	879	848
0.976% due 10/20/2027	23	22
1.016% due 10/20/2027	58	57
1.056% due 02/20/2034	422	397
1.576% due 10/20/2027	458	449
1.754% due 06/20/2034	102	100
1.781% due 08/20/2034	244	246
1.970% due 09/20/2032	59	57
2.349% due 01/20/2047 ^	1,531	1,255
Silver Oak Ltd.
1.795% due 06/21/2018	13,800	13,919
Structured Adjustable Rate Mortgage Loan Trust
0.534% due 08/25/2035	988	949
0.929% due 06/25/2034	757	713
1.597% due 01/25/2035	1,117	895
1.599% due 05/25/2035	1,500	1,047
2.513% due 04/25/2034	198	197
2.560% due 02/25/2034	201	198
2.565% due 02/25/2036 ^	3,210	2,848
Structured Asset Mortgage Investments Trust
0.474% due 02/25/2036	497	405
0.504% due 12/25/2035	3,190	2,268
0.816% due 07/19/2034	1,702	1,464
0.916% due 03/19/2034	498	455
1.056% due 10/19/2033	129	116
Structured Asset Mortgage Investments, Inc.
1.747% due 05/02/2030	82	52
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,801	1,659
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.743% due 02/25/2032	21	19
2.257% due 10/25/2031	25	25
2.543% due 06/25/2033	328	326
2.682% due 06/25/2032	7	6
2.721% due 07/25/2032	11	10
Travelers Mortgage Services, Inc.
2.343% due 09/25/2018	17	17
Wachovia Bank Commercial Mortgage Trust
1.124% due 10/15/2041 (a)	10,363	10
Wachovia Mortgage Loan Trust LLC
4.000% due 10/20/2035	927	902

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates Trust
0.454% due 11/25/2045	$6,430	$6,065
0.464% due 12/25/2045	8,060	7,798
0.484% due 07/25/2045	634	596
0.584% due 10/25/2044	1,172	1,141
0.614% due 06/25/2044	5,178	4,844
0.694% due 07/25/2044	70	65
0.934% due 11/25/2034	420	401
1.199% due 02/25/2046	582	538
1.583% due 11/25/2041	7	7
1.583% due 08/25/2042	498	475
1.599% due 06/25/2042	483	469
1.888% due 12/19/2039	337	321
2.155% due 03/25/2033	303	304
2.159% due 08/25/2046	3,934	3,548
2.294% due 02/25/2037 ^	864	775
2.387% due 02/25/2037 ^	1,743	1,550
2.461% due 06/25/2034	173	176
2.488% due 08/25/2033	33	32
2.519% due 01/25/2033	210	213
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041	64	63
Washington Mutual Mortgage Pass-Through Certificates Trust
0.697% due 01/25/2018	6	6
0.844% due 10/25/2035	1,596	1,281
2.166% due 02/25/2033	25	24
2.214% due 12/25/2032	405	405
2.364% due 11/25/2030	42	42
5.750% due 03/25/2033	195	202
6.000% due 03/25/2033	26	27
Wells Fargo Mortgage Loan Trust
2.851% due 09/27/2036	4,912	4,242
Wells Fargo Mortgage-Backed Securities Trust
0.694% due 07/25/2037 ^	709	618
2.541% due 11/25/2033	117	120
2.615% due 03/25/2036	282	272
2.651% due 03/25/2036	7,403	7,328
2.661% due 03/25/2036 ^	3,894	3,750
2.706% due 05/25/2035	260	258
2.739% due 07/25/2036 ^	707	690
5.586% due 12/25/2036	302	293
6.000% due 08/25/2037 ^	725	712

Total Mortgage-Backed Securities (Cost $579,015)		602,039

ASSET-BACKED SECURITIES 40.6%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,423	1,055
Accredited Mortgage Loan Trust
0.324% due 02/25/2037	14,136	13,560
1.274% due 04/25/2035	1,570	1,333
ACE Securities Corp. Home Equity Loan Trust
1.244% due 12/25/2033	656	625
1.244% due 07/25/2034	256	235
AFC Home Equity Loan Trust
0.794% due 06/25/2028	670	599
0.864% due 04/25/2028	101	95
American Home Mortgage Investment Trust
0.559% due 08/25/2035	14	7
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.634% due 08/25/2034	10,302	10,290
1.109% due 01/25/2035	793	638
1.304% due 03/25/2035	6,305	5,100
1.544% due 02/25/2033	1,391	1,325

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Amortizing Residential Collateral Trust
0.774% due 07/25/2032	$20	$19
0.894% due 08/25/2032	12	11
1.194% due 10/25/2034	6,420	6,325
Amresco Residential Securities Corp. Mortgage Loan Trust
0.689% due 06/25/2028	57	53
0.749% due 06/25/2027	38	37
0.749% due 09/25/2027	119	116
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.534% due 11/25/2035	1,347	1,314
0.684% due 10/25/2035	1,000	822
1.244% due 10/25/2033	993	974
1.244% due 11/25/2034	3,380	3,309
2.774% due 01/25/2034	3,280	3,167
Asset-Backed Funding Certificates Trust
0.874% due 04/25/2033	834	801
1.214% due 03/25/2032	803	770
Asset-Backed Securities Corp. Home Equity Loan Trust
0.727% due 06/15/2031	113	111
1.139% due 09/25/2034	562	520
1.557% due 04/15/2033	73	72
Bayview Financial Asset Trust
0.594% due 12/25/2039	160	154
Bayview Financial Mortgage Pass-Through Trust
5.500% due 12/28/2035	21	21
Bear Stearns Asset-Backed Securities Trust
0.344% due 07/25/2036	11,348	10,566
0.354% due 08/25/2036	1,334	1,167
0.594% due 03/25/2035	1,951	1,939
0.594% due 02/25/2036	4,138	4,006
0.614% due 07/25/2036	3,217	3,187
0.639% due 09/25/2034	158	146
0.684% due 06/25/2036	441	434
0.854% due 10/25/2032	52	49
0.994% due 10/27/2032	24	23
1.094% due 12/25/2033	695	655
1.154% due 04/25/2035	3,268	3,061
1.194% due 10/25/2037	5,397	2,878
1.194% due 11/25/2042	216	207
1.374% due 06/25/2043	921	883
1.394% due 10/25/2032	165	157
1.394% due 10/25/2034	5,766	5,734
1.444% due 08/25/2037	9,084	8,351
1.694% due 11/25/2042	132	128
1.844% due 11/25/2042	1,460	1,403
2.927% due 07/25/2036	843	585
5.500% due 12/25/2035	214	183
5.750% due 10/25/2033	684	717
6.000% due 06/25/2034	880	902
Bear Stearns Second Lien Trust
0.994% due 12/25/2036	5,000	4,689
CDC Mortgage Capital Trust
0.814% due 01/25/2033	29	27
1.244% due 01/25/2033	521	488
Centex Home Equity Loan Trust
0.884% due 09/25/2034	176	140
0.914% due 06/25/2034	821	706
5.160% due 09/25/2034	725	699
Chase Funding Trust
0.734% due 04/25/2033	1	1
0.774% due 11/25/2034	2	2
4.537% due 09/25/2032	5	5
CIFC Funding Ltd.
1.459% due 08/14/2024	10,000	10,033
CIT Group Home Equity Loan Trust
1.169% due 12/25/2031	331	313

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Global Markets Mortgage Securities, Inc.
0.674% due 03/25/2028	$31	$31
Citigroup Mortgage Loan Trust, Inc.
0.274% due 01/25/2037	266	173
1.139% due 08/25/2035	3,738	3,449
5.550% due 08/25/2035	500	485
5.629% due 08/25/2035	2,777	2,707
Conseco Finance Home Equity Loan Trust
0.907% due 08/15/2033	161	156
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,409	923
Conseco Financial Corp.
6.220% due 03/01/2030	1,400	1,491
6.240% due 12/01/2028	69	72
6.760% due 03/01/2030	121	129
6.810% due 12/01/2028	1,315	1,374
6.860% due 07/15/2028	12	12
6.870% due 04/01/2030	19	21
7.070% due 01/15/2029	1	1
7.140% due 03/15/2028	100	105
7.140% due 01/15/2029	53	55
7.360% due 02/15/2029	2	2
7.550% due 01/15/2029	339	352
7.620% due 06/15/2028	17	18
Countrywide Asset-Backed Certificates
0.334% due 02/25/2037	2,838	2,767
0.364% due 06/25/2037	22,006	20,878
0.374% due 09/25/2036	2,753	2,720
0.384% due 06/25/2036	290	285
0.384% due 11/25/2037	2,300	2,080
0.464% due 09/25/2036	7,711	6,973
0.564% due 04/25/2036	579	493
0.674% due 12/25/2031	258	191
0.754% due 04/25/2034	297	269
0.794% due 11/25/2033	13	12
0.814% due 09/25/2033	211	196
0.874% due 06/25/2033	11	10
0.894% due 11/25/2035	2,317	2,209
0.994% due 03/25/2033	1,063	988
1.064% due 04/25/2034	1,752	1,652
1.094% due 05/25/2032	183	176
1.169% due 06/25/2035	859	851
1.194% due 09/25/2032	188	175
1.244% due 08/25/2035	2,573	2,301
5.125% due 12/25/2034	3,873	3,554
5.413% due 01/25/2034	63	64
Countrywide Asset-Backed Certificates Trust
0.654% due 09/25/2034	21	21
0.684% due 02/25/2036	14,564	14,042
0.724% due 02/25/2036	4,696	4,043
0.934% due 12/25/2034	36	34
0.974% due 11/25/2034	1,356	1,317
1.169% due 10/25/2034	2,436	2,307
4.840% due 05/25/2036 ^	372	394
Countrywide Home Equity Loan Trust
0.397% due 04/15/2032	11,680	12,663
Credit Suisse First Boston Mortgage Securities Corp.
0.554% due 05/25/2044	23	23
0.814% due 01/25/2032	15	14
Credit-Based Asset Servicing and Securitization LLC
0.854% due 04/25/2036	73	73
4.114% due 12/25/2035	477	472
5.028% due 07/25/2035	1	1
6.280% due 05/25/2035	482	495
Dryden Senior Loan Fund
1.459% due 01/15/2022	14,493	14,469
EFS Volunteer LLC
1.079% due 07/26/2027	880	878

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EMC Mortgage Loan Trust
0.649% due 12/25/2042	$823	$788
0.944% due 08/25/2040	475	464
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	478	483
Equity One Mortgage Pass-Through Trust
0.494% due 04/25/2034	1,240	1,045
0.534% due 07/25/2034	5	4
0.694% due 07/25/2034	70	60
First Franklin Mortgage Loan Trust
0.304% due 12/25/2037	301	192
0.674% due 12/25/2035	5,500	5,176
0.814% due 11/25/2031	100	90
First NLC Trust
0.334% due 08/25/2037	4,074	2,293
0.474% due 08/25/2037	2,456	1,411
Gallatin CLO Ltd.
1.559% due 07/15/2023	15,000	14,988
GMAC Mortgage Corp. Home Equity Loan Trust
0.944% due 02/25/2031	105	104
Goldman Sachs Asset Management CLO PLC
0.520% due 08/01/2022	706	704
GSAMP Trust
0.494% due 10/25/2036 ^	6,070	715
0.544% due 01/25/2045	77	76
0.929% due 09/25/2035 ^	26,412	24,079
1.019% due 03/25/2034	1,387	1,309
1.169% due 08/25/2033	16	14
Home Equity Asset Trust
0.574% due 01/25/2036	5,967	5,952
0.794% due 11/25/2032	1	1
0.989% due 07/25/2034	555	524
1.109% due 03/25/2035	8,641	7,889
1.114% due 02/25/2033	1	1
Home Equity Mortgage Trust
5.800% due 05/25/2036	95	71
5.821% due 04/25/2035	222	227
HSI Asset Loan Obligation Trust
0.254% due 12/25/2036	15	6
HSI Asset Securitization Corp. Trust
0.554% due 12/25/2035	6,600	5,644
IMC Home Equity Loan Trust
7.310% due 11/20/2028	34	34
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.354% due 07/25/2037	140	88
0.444% due 03/25/2036	3,055	2,991
0.644% due 08/25/2035	345	343
2.219% due 07/25/2034	821	765
Irwin Home Equity Loan Trust
1.544% due 02/25/2029	118	114
JPMorgan Mortgage Acquisition Trust
0.274% due 08/25/2036	2	1
0.304% due 08/25/2036	1,722	895
0.344% due 07/25/2036	5,380	5,169
L.A. Arena Funding LLC
7.656% due 12/15/2026	1,486	1,651
Lehman XS Trust
0.344% due 04/25/2037 ^	96	73
Long Beach Mortgage Loan Trust
0.524% due 01/25/2046	47	42
0.899% due 08/25/2035	1,883	1,869
1.049% due 07/25/2034	407	395
1.244% due 10/25/2034	119	104
1.619% due 03/25/2032	373	356
Massachusetts Educational Financing Authority
1.245% due 04/25/2038	1,095	1,098

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Asset-Backed Securities Trust
0.344% due 05/25/2037	$210	$201
0.944% due 12/25/2034 ^	2,856	2,752
1.019% due 10/25/2034	1,234	1,175
MASTR Specialized Loan Trust
1.044% due 05/25/2037	630	17
Merrill Lynch First Franklin Mortgage Loan Trust
1.694% due 10/25/2037	477	419
Merrill Lynch Mortgage Investors Trust
0.254% due 10/25/2037 ^	335	105
0.274% due 09/25/2037	106	40
0.284% due 06/25/2037	485	204
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	2,613	2,749
Morgan Stanley ABS Capital, Inc. Trust
0.254% due 05/25/2037	245	157
0.294% due 11/25/2036	2,526	1,569
0.344% due 06/25/2036	5,913	5,422
0.514% due 11/25/2035	3,433	3,390
0.654% due 06/25/2034	66	66
1.394% due 06/25/2033	560	549
2.194% due 07/25/2037 ^	536	33
2.594% due 08/25/2034	433	406
Morgan Stanley Dean Witter Capital, Inc. Trust
1.544% due 02/25/2033	151	144
2.669% due 01/25/2032	517	445
Morgan Stanley Mortgage Loan Trust
0.514% due 11/25/2036	1,875	1,069
Mountain View Funding CLO Ltd.
0.549% due 04/15/2019	133	132
MSIM Peconic Bay Ltd.
0.567% due 07/20/2019	18	18
National Collegiate Student Loan Trust
0.434% due 07/25/2028	184	184
New Century Home Equity Loan Trust
0.374% due 05/25/2036	472	352
1.866% due 06/20/2031	445	441
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.814% due 01/25/2036	912	880
NovaStar Mortgage Funding Trust
0.294% due 03/25/2037	16	8
0.974% due 05/25/2033	3	3
OneMain Financial Issuance Trust
2.470% due 09/18/2024	23,000	23,027
Option One Mortgage Loan Trust
0.974% due 02/25/2035	804	659
0.989% due 05/25/2034	28	26
0.994% due 02/25/2035	54	53
Option One Mortgage Loan Trust Asset-Backed Certificates
0.716% due 08/20/2030	5	5
0.734% due 06/25/2032	3	3
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.929% due 03/25/2035	2,500	2,333
1.169% due 10/25/2034	918	911
1.244% due 10/25/2034	11,119	9,518
1.304% due 12/25/2034	5,000	4,965
People’s Choice Home Loan Securities Trust
0.839% due 05/25/2035	230	231
Popular ABS Mortgage Pass-Through Trust
0.284% due 06/25/2047 ^	1,726	1,715
4.277% due 01/25/2036 ^	208	149
RAAC Trust
0.534% due 02/25/2036	7,650	6,902
0.594% due 06/25/2047	9,653	9,195
0.674% due 03/25/2037	6,373	6,177

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.394% due 09/25/2047	$12,815	$12,607
2.694% due 12/25/2035	1,447	1,379
Renaissance Home Equity Loan Trust
1.294% due 09/25/2037	788	475
1.394% due 08/25/2032	780	714
1.434% due 03/25/2033	21	20
4.934% due 08/25/2035	140	141
Residential Asset Mortgage Products Trust
0.384% due 01/25/2036	1,569	1,566
0.494% due 05/25/2036 ^	38,434	28,929
0.974% due 02/25/2033	4	4
5.623% due 07/25/2034 ^	1,867	1,754
5.665% due 04/25/2034	987	1,058
5.707% due 08/25/2034 ^	2,635	2,566
Residential Asset Securities Corp. Trust
0.344% due 01/25/2037	11,387	10,525
0.464% due 05/25/2037	3,900	3,565
0.779% due 06/25/2033	1,171	1,004
0.839% due 03/25/2035	4,019	3,699
0.989% due 01/25/2035	75	71
5.120% due 12/25/2033	319	295
7.140% due 04/25/2032 ^	9	0
Residential Funding Home Equity Loan Trust
0.484% due 12/25/2032	2	2
6.230% due 06/25/2037	5,000	4,355
Residential Funding Home Loan Trust
8.350% due 03/25/2025	1	1
SACO, Inc.
0.554% due 05/25/2036	1,243	2,143
0.714% due 06/25/2036 ^	272	437
0.944% due 07/25/2035	1,591	1,499
Salomon Mortgage Loan Trust
1.094% due 11/25/2033	809	803
Saxon Asset Securities Trust
0.694% due 03/25/2032	360	337
0.734% due 03/25/2035	685	630
Securitized Asset-Backed Receivables LLC Trust
0.244% due 10/25/2036 ^	1,388	760
0.474% due 08/25/2035	4,499	4,471
Security National Mortgage Loan Trust
0.844% due 11/25/2034	825	764
SG Mortgage Securities Trust
0.324% due 07/25/2036	72,698	42,940
SLC Student Loan Trust
1.237% due 06/15/2021	5,400	5,280
SLM Private Credit Student Loan Trust
0.517% due 03/15/2024	3,052	3,030
0.527% due 12/15/2023	11,580	11,449
SLM Private Education Loan Trust
2.857% due 12/16/2019	981	985
SLM Student Loan Trust
0.625% due 04/25/2025	13,900	13,887
0.675% due 01/27/2025	5,780	5,563
0.675% due 04/25/2025	13,900	13,887
1.195% due 07/25/2023	14,600	14,193
1.537% due 12/15/2033	2,899	2,613
1.995% due 07/25/2023	5,000	5,027
Soundview Home Loan Trust
0.384% due 02/25/2036	9	9
0.454% due 12/25/2035	1,217	1,200
0.494% due 11/25/2035	10	10
1.494% due 11/25/2033	96	95
South Carolina Student Loan Corp.
1.324% due 09/03/2024	600	592
Specialty Underwriting & Residential Finance Trust
0.694% due 09/25/2036	1,000	657
1.394% due 10/25/2035	181	152

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SpringCastle America Funding LLC
2.700% due 05/25/2023	$18,732	$18,764
Structured Asset Investment Loan Trust
0.854% due 04/25/2035	17,470	16,464
0.959% due 08/25/2035	1,500	1,127
1.169% due 09/25/2034	122	107
1.469% due 12/25/2034	130	81
1.619% due 04/25/2034	43	44
Structured Asset Securities Corp. Mortgage Loan Trust
0.284% due 06/25/2037	501	488
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	132	129
Symphony CLO Ltd.
1.039% due 01/15/2024	14,531	14,380
Trapeza CDO Ltd.
1.063% due 11/16/2034	1,000	720
Truman Capital Mortgage Loan Trust
0.944% due 12/25/2032	117	118
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	644	665
Vanderbilt Mortgage Finance
6.210% due 05/07/2026	140	141
Washington Mutual Asset-Backed Certificates Trust
0.254% due 10/25/2036	124	64

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Home Equity Asset-Backed Securities Trust
1.244% due 02/25/2035	$3,500	$3,186
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.824% due 04/25/2034	123	112

Total Asset-Backed Securities (Cost $676,330)		673,398

SOVEREIGN ISSUES 0.2%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,516

Total Sovereign Issues (Cost $2,500)		2,516

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		1,569

Total Short-Term Instruments (Cost $1,569)		1,569

Total Investments in Securities (Cost $1,309,191)		1,331,651

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 20.6%

SHORT-TERM INSTRUMENTS 20.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.6%
PIMCO Short-Term Floating NAV Portfolio III	34,543,761	$342,501

Total Short-Term Instruments (Cost $342,603)		342,501

Total Investments in Affiliates (Cost $342,603)		342,501

Total Investments 100.9% (Cost $1,651,794)		$1,674,152

Financial Derivative Instruments (d)(f) (0.7%) (Cost or Premiums, net $(14,108))		(11,359)

Other Assets and Liabilities, net (0.2%)		(2,775)

Net Assets 100.0%		$1,660,018

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,569	U.S. Treasury Notes 0.625% due 02/15/2017	$(1,604)	$1,569	$1,569

Total Repurchase Agreements						$(1,604)	$1,569	$1,569

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.800%	09/30/2015	10/01/2015	$(1,730)	$(1,730)

Total Sale-Buyback Transactions					$(1,730)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $130 at a weighted average interest rate of 0.253%.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.500%	10/01/2045	$ 2,000	$(2,166)	$(2,169)

Total Short Sales				$(2,166)	$(2,169)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(c)	Securities with an aggregate market value of $1,729 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$1,569	$0	$0	$1,569	$(1,604)	$(35)

Master Securities Forward Transaction Agreement
GSC	0	0	(1,730)	(1,730)	1,729	(1)

Total Borrowings and Other Financing Transactions	$1,569	$0	$(1,730)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$(1,730)	$0	$0	$0	$(1,730)

Total Borrowings	$(1,730)	$0	$0	$0	$(1,730)

Gross amount of recognized liabilities for sale-buyback financing transactions					$(1,730)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	Long	12/2015	809	$227	$0	$(51)

Total Futures Contracts				$227	$0	$(51)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	12/16/2022	$29,500	$917	$1,175	$0	$(25)

Total Swap Agreements					$917	$1,175	$0	$(25)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(e)	Securities with an aggregate market value of $878 and cash of $1,680 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(51)	$(25)	$(76)

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
BRC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.100% due 02/25/2034	(1.190%	)	02/25/2034	$97	$0	$4	$4	$0
	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240%	)	02/25/2035	147	0	78	78	0

GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%	)	10/11/2021	500	0	4	4	0

JPM	UBS Commercial Mortgage Trust 5.404% due 09/15/2040	(1.170%	)	09/15/2040	1,000	0	740	740	0

MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390%	)	12/27/2033	78	0	3	3	0

RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730%	)	01/25/2034	516	0	126	126	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700%	)	05/25/2033	2,500	0	16	16	0

						$0	$971	$971	$0

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION (2)

Counterparty	Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	07/25/2033	$262	$0	$(18)	$0	$(18)

GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	09/25/2034	944	(321)	326	5	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790%	01/25/2034	516	0	(123)	0	(123)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150%	05/25/2033	2,500	0	104	104	0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690%	07/25/2035	513	(180)	107	0	(73)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110%	12/25/2034	1,000	(320)	325	5	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930%	11/25/2034	200	(56)	57	1	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950%	11/25/2034	0	0	0	0	0

					$ (877)	$778	$115	$(214)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$ 34,859	$(7,523)	$1,078	$0	$(6,445)

DUB	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	153	(61)	0	0	(61)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	20,000	(467)	(111)	0	(578)

FBF	ABX.HE.AA.7-1 Index	0.150%	08/25/2037	1,772	(1,504)	959	0	(545)
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,133	(4)	4	0	0
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	33,000	(1,119)	(249)	0	(1,368)

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	4,574	(16)	17	1	0
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	7,000	(269)	(21)	0	(290)
	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	20,000	(856)	(261)	0	(1,117)

MYC	CDX.IG-5 10-Year Index 10-15%	0.460%	12/20/2015	8,000	0	6	6	0
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	25,000	(542)	(180)	0	(722)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	25,000	(870)	(166)	0	(1,036)

					$(13,231)	$1,076	$7	$(12,162)

Total Swap Agreements					$(14,108)	$2,825	$1,093	$(12,376)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $12,033 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$0	$0	$0	$0	$0	$0	$(6,463)	$(6,463)	$(6,463)	$6,550	$87
BRC	0	0	82	82	0	0	0	0	82	(200)	(118)
DUB	0	0	0	0	0	0	(639)	(639)	(639)	364	(275)
FBF	0	0	0	0	0	0	(1,913)	(1,913)	(1,913)	1,810	(103)
GST	0	0	120	120	0	0	(1,603)	(1,603)	(1,483)	1,560	77
JPM	0	0	740	740	0	0	0	0	740	(950)	(210)
MYC	0	0	9	9	0	0	(1,758)	(1,758)	(1,749)	1,579	(170)
RYL	0	0	142	142	0	0	0	0	142	(300)	(158)

Total Over the Counter	$0	$0	$1,093	$1,093	$0	$0	$(12,376)	$(12,376)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$1,093	$0	$0	$0	$1,093

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$51	$51
Swap Agreements	0	0	0	0	25	25

	$0	$0	$0	$0	$76	$76

Over the counter
Swap Agreements	$0	$12,376	$0	$0	$0	$12,376

	$0	$12,376	$0	$0	$76	$12,452

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,185	$1,185
Swap Agreements	0	0	0	0	(307)	(307)

	$0	$0	$0	$0	$878	$878

Over the counter
Swap Agreements	$0	$481	$0	$0	$0	$481

	$0	$481	$0	$0	$878	$1,359

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(380)	$(380)
Swap Agreements	0	0	0	0	775	775

	$0	$0	$0	$0	$395	$395

Over the counter
Swap Agreements	$0	$(2,147)	$0	$0	$0	$(2,147)

	$0	$(2,147)	$0	$0	$395	$(1,752)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$764	$0	$764
Industrials	0	9,760	0	9,760
Municipal Bonds & Notes
Texas	0	768	0	768
West Virginia	0	3,003	0	3,003
U.S. Government Agencies	0	19,820	0	19,820
U.S. Treasury Obligations	0	18,014	0	18,014
Mortgage-Backed Securities	0	566,455	35,584	602,039
Asset-Backed Securities	0	673,398	0	673,398
Sovereign Issues	0	2,516	0	2,516
Short-Term Instruments
Repurchase Agreements	0	1,569	0	1,569
	$0	$1,296,067	$35,584	$1,331,651

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$342,501	$0	$0	$342,501

Total Investments	$342,501	$1,296,067	$35,584	$1,674,152

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,169)	$0	$(2,169)

Financial Derivative Instruments - Assets
Over the counter	$0	$1,093	$0	$1,093

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(51)	(25)	0	(76)
Over the counter	0	(12,376)	0	(12,376)
	$(51)	$(12,401)	$0	$(12,452)

Totals	$342,450	$1,282,590	$35,584	$1,660,624

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$1,370	$0	$(33)	$0	$0	$(19)	$0	$(1,318)	$0	$0
Mortgage-Backed Securities	37,833	0	(2,571)	80	431	(172)	0	(17)	35,584	(141)
Asset-Backed Securities	22,941	0	0	0	0	86	0	(23,027)	0	0

Totals	$62,144	$0	$(2,604)	$80	$431	$(105)	$0	$(24,362)	$35,584	$(141)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$320	Proxy Pricing	Base Price	102.56
	35,264	Third Party Vendor	Broker Quote	75.75-85.72

Total	$35,584

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Schedule of Investments PIMCO Emerging Markets Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.2%

BERMUDA 0.7%

CORPORATE BONDS & NOTES 0.7%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$600	$611
7.875% due 06/10/2019		5,000	6,002

Total Bermuda (Cost $6,087)			6,613

BRAZIL 32.6%

CORPORATE BONDS & NOTES 10.6%
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$22,150	22,088
4.625% due 02/13/2017		2,000	2,010
Caixa Economica Federal
4.250% due 05/13/2019		6,000	5,284
CSN Islands Corp.
6.875% due 09/21/2019 (d)		1,000	475
6.875% due 09/21/2019		400	190
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		1,000	962
Petrobras Global Finance BV
1.953% due 05/20/2016		460	435
2.000% due 05/20/2016		500	482
2.694% due 03/17/2017		500	431
3.250% due 03/17/2017		1,100	973
3.500% due 02/06/2017		900	802
3.875% due 01/27/2016		3,000	2,951
5.750% due 01/20/2020		10,149	7,637
5.875% due 03/01/2018		9,600	7,944
6.125% due 10/06/2016		200	194
6.850% due 06/05/2115		2,500	1,587
7.875% due 03/15/2019		48,985	40,398

			94,843

SOVEREIGN ISSUES 22.0%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		2,100	2,092
Brazil Government International Bond
6.000% due 01/17/2017		5,000	5,208
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	132,586	32,322
0.000% due 04/01/2016 (b)		179,800	42,318
0.000% due 10/01/2016 (b)		238,000	51,863
0.000% due 01/01/2017 (b)		233,700	49,170
0.000% due 07/01/2017 (b)		73,900	14,427

			197,400

Total Brazil (Cost $407,686)			292,243

CAYMAN ISLANDS 2.1%

CORPORATE BONDS & NOTES 2.1%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,392
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,374
5.750% due 01/18/2017		5,000	4,962
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		1,000	973
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		9,430	3,419
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		934	244
6.750% due 10/01/2023		3,624	991

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tencent Holdings Ltd.
3.800% due 02/11/2025	$5,000	$4,829

Total Cayman Islands (Cost $27,633)		19,184

CHILE 1.3%

CORPORATE BONDS & NOTES 1.3%
Banco Santander Chile
1.887% due 01/19/2016	$200	200
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	10,000	11,405

Total Chile (Cost $11,777)		11,605

CHINA 1.4%

CORPORATE BONDS & NOTES 1.4%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	$1,000	1,037
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017	9,800	9,797
4.375% due 04/10/2024	2,000	2,087

Total China (Cost $12,785)		12,921

COLOMBIA 0.9%

CORPORATE BONDS & NOTES 0.9%
Ecopetrol S.A.
5.875% due 05/28/2045	$8,100	6,156
7.625% due 07/23/2019	1,500	1,653

Total Colombia (Cost $9,004)		7,809

HONG KONG 0.6%

CORPORATE BONDS & NOTES 0.6%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	$5,000	4,995

Total Hong Kong (Cost $4,990)		4,995

INDONESIA 8.2%

CORPORATE BONDS & NOTES 1.1%
Majapahit Holding BV
7.750% due 10/17/2016	$5,000	5,272
Pertamina Persero PT
6.450% due 05/30/2044	5,000	4,362

		9,634

SOVEREIGN ISSUES 7.1%
Indonesia Government International Bond
6.750% due 01/15/2044	2,400	2,553
6.875% due 03/09/2017	24,000	25,769
7.500% due 01/15/2016	31,620	32,177
11.625% due 03/04/2019	2,400	3,060

		63,559

Total Indonesia (Cost $73,593)		73,193

IRELAND 0.0%

CORPORATE BONDS & NOTES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	$200	202

Total Ireland (Cost $200)		202

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KAZAKHSTAN 0.8%

SOVEREIGN ISSUES 0.8%
Kazakhstan Government International Bond
5.125% due 07/21/2025		$2,500	$2,419
6.500% due 07/21/2045		5,000	4,714

Total Kazakhstan (Cost $7,483)			7,133

LUXEMBOURG 3.8%

CORPORATE BONDS & NOTES 3.8%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		$6,400	6,621
8.146% due 04/11/2018		5,500	5,861
9.250% due 04/23/2019		650	720
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017 (d)		300	305
7.750% due 05/29/2018		8,000	8,300
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		1,250	1,273
5.400% due 03/24/2017		10,300	10,497
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	515

Total Luxembourg (Cost $34,201)			34,092

MEXICO 7.2%

CORPORATE BONDS & NOTES 1.1%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	4,855
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,000	1,072
6.750% due 09/30/2022		2,000	2,170
Petroleos Mexicanos
5.750% due 03/01/2018		1,300	1,378
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	601

			10,076

SOVEREIGN ISSUES 6.1%
Mexico Government International Bond
4.000% due 11/15/2040 (c)		307,433	19,271
4.000% due 11/08/2046 (c)		132,477	8,366
5.000% due 06/15/2017		42,500	2,561
6.250% due 06/16/2016		97,200	5,867
6.500% due 06/10/2021		150,000	9,336
8.500% due 12/13/2018		470	31
10.000% due 12/05/2024		129,000	9,740

			55,172

Total Mexico (Cost $77,886)			65,248

NETHERLANDS 1.1%

CORPORATE BONDS & NOTES 1.1%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$5,000	4,732
7.000% due 05/11/2016		5,200	5,265

Total Netherlands (Cost $10,600)			9,997

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	29

Total Poland (Cost $29)			29

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QATAR 0.3%

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
6.550% due 04/09/2019		$2,400	$2,823

Total Qatar (Cost $2,619)			2,823

RUSSIA 0.3%

CORPORATE BONDS & NOTES 0.3%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,144

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
12.750% due 06/24/2028		100	158

Total Russia (Cost $3,276)			3,302

SINGAPORE 0.0%

SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	51

Total Singapore (Cost $50)			51

SOUTH AFRICA 0.6%

CORPORATE BONDS & NOTES 0.6%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		$6,100	5,749

Total South Africa (Cost $6,010)			5,749

SOUTH KOREA 2.6%

CORPORATE BONDS & NOTES 1.2%
Industrial Bank of Korea
3.750% due 09/29/2016		$380	390
KEB Hana Bank
4.875% due 01/14/2016		5,000	5,053
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		2,600	2,634
Korea Hydro & Nuclear Power Co. Ltd.
1.109% due 05/22/2017		2,500	2,499

			10,576

SOVEREIGN ISSUES 1.4%
Korea Housing Finance Corp.
4.125% due 12/15/2015		12,100	12,179

Total South Korea (Cost $22,688)			22,755

TURKEY 0.9%

SOVEREIGN ISSUES 0.9%
Turkey Government International Bond
7.000% due 09/26/2016		$7,700	8,067

Total Turkey (Cost $8,101)			8,067

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$2,627	2,821

Total United Arab Emirates (Cost $2,732)			2,821

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 1.5%

ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
0.494% due 03/25/2037	$413	$254
Morgan Stanley Mortgage Loan Trust
0.554% due 04/25/2037	371	201

		455

CORPORATE BONDS & NOTES 1.0%
Bank of America Corp.
6.875% due 04/25/2018	2,400	2,684
Bank of America N.A.
0.617% due 06/15/2016	900	898
Rio Oil Finance Trust
6.250% due 07/06/2024	4,000	2,570
6.750% due 01/06/2027	3,000	1,862
Wachovia Corp.
5.750% due 02/01/2018	900	985

		8,999

MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Mortgage Trust
2.630% due 02/25/2036 ^	31	28
Bear Stearns Adjustable Rate Mortgage Trust
2.680% due 03/25/2035	1,569	1,579
Chase Mortgage Finance Trust
2.465% due 03/25/2037 ^	69	65
Citigroup Mortgage Loan Trust, Inc.
2.622% due 07/25/2046 ^	43	38
2.623% due 03/25/2034	12	12
Countrywide Home Loan Mortgage Pass-Through Trust
2.674% due 09/25/2047 ^	31	28
2.903% due 10/20/2035	186	169
HarborView Mortgage Loan Trust
4.803% due 08/19/2036 ^	19	17
Luminent Mortgage Trust
0.374% due 12/25/2036 ^	49	41
MASTR Adjustable Rate Mortgages Trust
0.434% due 05/25/2037	197	130
Merrill Lynch Alternative Note Asset Trust
0.494% due 03/25/2037	358	173
3.002% due 06/25/2037 ^	284	195
Merrill Lynch Mortgage-Backed Securities Trust
2.916% due 04/25/2037 ^	62	54
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,000	1,044
Morgan Stanley Mortgage Loan Trust
2.247% due 06/25/2036	18	18
Sequoia Mortgage Trust
2.349% due 01/20/2047 ^	29	23
WaMu Mortgage Pass-Through Certificates Trust
1.798% due 01/25/2037 ^	58	50
1.958% due 04/25/2037 ^	39	34
2.026% due 12/25/2036 ^	35	31
2.163% due 05/25/2037 ^	78	64
2.290% due 12/25/2036 ^	138	125
2.398% due 09/25/2036 ^	68	62

		3,980

Total United States (Cost $15,564)		13,434

VIRGIN ISLANDS (BRITISH) 4.5%

CORPORATE BONDS & NOTES 4.5%
CNPC General Capital Ltd.
1.209% due 05/14/2017	$10,000	9,959

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.450% due 04/16/2016	$1,500	$1,500
2.750% due 05/14/2019	3,000	3,012
3.400% due 04/16/2023	500	489
Gerdau Trade, Inc.
5.750% due 01/30/2021	1,700	1,488
GTL Trade Finance, Inc.
5.893% due 04/29/2024	4,000	3,310
Rosneft Finance S.A.
6.625% due 03/20/2017	11,710	12,105
7.500% due 07/18/2016	2,900	2,987
7.875% due 03/13/2018	5,000	5,268

Total Virgin Islands (British) (Cost $40,294)		40,118

SHORT-TERM INSTRUMENTS 1.5%

U.S. TREASURY BILLS 1.5%
0.095% due 11/12/2015 - 02/25/2016 (a)(f)(h)	$13,188	13,187

Total Short-Term Instruments (Cost $13,183)		13,187

Total Investments in Securities (Cost $798,471)		657,571

	SHARES
INVESTMENTS IN AFFILIATES 26.2%

SHORT-TERM INSTRUMENTS 26.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.2%
PIMCO Short-Term Floating NAV Portfolio III	23,752,642	235,507

Total Short-Term Instruments (Cost $235,572)		235,507

Total Investments in Affiliates (Cost $235,572)		235,507

Total Investments 99.4% (Cost $1,034,043)		$893,078

Financial Derivative Instruments (e)(g) 8.3% (Cost or Premiums, net $(6,356))		74,630

Other Assets and Liabilities, net (7.7%)		(69,365)

Net Assets 100.0%		$898,343

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
CFR	(2.000%)	06/10/2015	TBD	(2)	$(650)	$(646)
JML	(2.000%)	07/08/2015	TBD	(2)	(273)	(272)

Total Reverse Repurchase Agreements						$(918)

(1)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $528 at a weighted average interest rate of (2.000%).
(2)	Open maturity reverse repurchase agreement.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(d)	Securities with an aggregate market value of $754 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
CFR	$0	$(646)	$0	$(646)	$333	$(313)
JML	0	(272)	0	(272)	143	(129)
NOM	0	0	0	0	279	279

Total Borrowings and Other Financing Transactions	$0	$(918)	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(918)	$(918)

Total Borrowings	$0	$0	$0	$(918)	$(918)

Gross amount of recognized liabilities for reverse repurchase agreements					$(918)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	$		36,800	$(914)	$(1,078)	$28	$0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022			6,800	(211)	(275)	6	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025			16,800	(676)	(922)	11	0
Pay	28-Day MXN-TIIE	8.780%	08/03/2016		MXN	5,700	16	(13)	0	0
Pay	28-Day MXN-TIIE	8.865%	09/12/2016			15,000	44	(61)	0	0
Pay	28-Day MXN-TIIE	8.850%	09/21/2016			80,000	235	(174)	2	0

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	256,700	$350	$(119)	$18	$0
Pay	28-Day MXN-TIIE	5.530%	09/11/2018		175,000	238	(159)	13	0
Pay	28-Day MXN-TIIE	5.240%	10/05/2018		170,000	145	(10)	13	0
Pay	28-Day MXN-TIIE	5.700%	01/18/2019		475,000	771	566	42	0
Pay	28-Day MXN-TIIE	5.300%	07/08/2020		400,000	(47)	(47)	82	0
Pay	28-Day MXN-TIIE	5.310%	07/10/2020		350,000	(36)	(36)	72	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		750,000	(43)	(154)	217	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		400,000	186	359	121	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		250,000	(65)	(76)	76	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021		865,000	(805)	(1,154)	268	0
Pay	28-Day MXN-TIIE	5.375%	01/07/2022		800,000	(1,060)	(1,379)	254	0
Pay	28-Day MXN-TIIE	5.890%	07/07/2022		1,000,000	70	(30)	347	0
Pay	28-Day MXN-TIIE	5.860%	07/11/2022		250,000	(15)	(15)	87	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022		1,150,000	(1,684)	70	0	(7)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		217,000	(121)	(224)	76	0
Pay	28-Day MXN-TIIE	5.975%	09/16/2022		4,900,000	795	966	861	0
Pay	28-Day MXN-TIIE	6.750%	06/05/2023		90,000	251	(328)	35	0
Pay	28-Day MXN-TIIE	6.800%	12/26/2023		100,000	274	(427)	41	0
Pay	28-Day MXN-TIIE	6.530%	06/05/2025		750,000	692	131	324	0
Pay	28-Day MXN-TIIE	6.395%	07/01/2025		351,200	90	(176)	151	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		350,000	(114)	(294)	144	0
Pay	28-Day MXN-TIIE	6.590%	12/05/2029		100,000	(112)	(112)	40	0

						$(1,746)	$(5,171)	$3,329	$(7)

Total Swap Agreements						$(1,746)	$(5,171)	$3,329	$(7)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(f)	Securities with an aggregate market value of $2,879 and cash of $21,859 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$3,329	$3,329	$0	$0	$ (7)	$ (7)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015		BRL	16,917	$		4,258	$0	$(9)
	10/2015		RUB	61,641			932	0	(9)
	10/2015		TWD	322,400			10,000	244	0
	10/2015	$		4,800		BRL	16,917	0	(533)
	10/2015			6,000		INR	386,460	0	(119)
	11/2015		CNY	32,494	$		5,000	0	(86)
	11/2015	$		919		RUB	61,641	6	0
	12/2015			1,118		HKD	8,666	0	0
	04/2016		BRL	40,353	$		14,942	5,357	0
	01/2017			6,766			2,136	637	0

BPS	10/2015			96,431			25,000	747	(71)
	10/2015		KRW	5,994,500			5,000	0	(54)
	10/2015	$		24,272		BRL	96,431	51	0
	11/2015		BRL	23,871	$		6,000	45	0
	04/2016			991			364	129	0
	01/2017			29,000			10,538	4,116	0
	07/2017			73,900			25,370	9,753	0

BRC	10/2015		KRW	5,948,000			5,000	0	(15)
	10/2015		TWD	162,450			5,000	84	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015	$		10,000		MYR	42,736	$0	$(268)
	12/2015			537		MXN	9,150	1	0
	04/2016		BRL	70,000	$		20,679	4,052	0

CBK	10/2015			28,500			7,174	0	(15)
	10/2015		ILS	140,068			37,124	1,416	0
	10/2015		INR	1,310,540			20,000	93	(37)
	10/2015		THB	219,186			6,150	115	0
	10/2015	$		7,305		BRL	28,500	0	(116)
	10/2015			4,979		KRW	5,851,700	0	(46)
	10/2015			22,044		SGD	31,589	150	0
	11/2015		CNY	96,540	$		15,000	0	(132)
	11/2015	$		63,523		INR	4,132,142	0	(962)
	12/2015		MXN	275,076	$		16,307	133	0
	12/2015		SGD	31,589			21,980	0	(167)
	04/2016		BRL	35,000			10,465	2,151	0
	10/2016			90,000			20,409	0	(13)

DUB	10/2015			201,566			50,959	208	(92)
	10/2015		KRW	14,978,750			12,500	0	(128)
	10/2015		PHP	117,450			2,500	0	(11)
	10/2015		SGD	7,049			5,000	48	0
	10/2015		TWD	162,100			5,000	95	0
	10/2015	$		50,497		BRL	201,566	371	(25)
	10/2015			103,268		ILS	406,361	325	0
	10/2015			1,600		MXN	27,248	11	0
	11/2015		BRL	201,566	$		49,981	33	(337)
	11/2015		INR	652,200			9,829	0	(45)
	11/2015	$		7,495		ILS	29,037	0	(88)
	12/2015		ILS	406,361	$		103,365	0	(329)
	12/2015		MXN	84,055			5,000	58	0

FBF	10/2015	$		21,000		KRW	24,614,100	0	(249)
	10/2015			316		MYR	1,236	0	(35)
	11/2015		CNY	97,800	$		15,086	0	(224)
	04/2016		BRL	80,820			30,000	10,803	0

GLM	10/2015			38,570			10,000	271	0
	10/2015		ILS	506,492			134,099	4,979	0
	10/2015		SGD	10,550			7,500	88	0
	10/2015	$		9,708		BRL	38,570	21	0
	10/2015			15,000		INR	1,002,150	251	0
	11/2015		CNY	64,924	$		10,000	0	(163)
	11/2015	$		10,000		CNY	64,762	138	0
	11/2015			7,500		ILS	28,834	0	(144)

HUS	10/2015		BRL	34,501	$		9,800	1,097	0
	10/2015		INR	662,430			10,000	0	(81)
	10/2015		KRW	14,081,000			12,288	417	0
	10/2015		MYR	61,214			15,000	1,061	0
	10/2015		SGD	21,079			15,000	190	0
	10/2015		THB	1,257,162			35,000	386	0
	10/2015	$		8,684		BRL	34,501	18	0
	10/2015			7,500		MYR	30,893	0	(465)
	10/2015			2,500		PHP	117,920	21	0
	10/2015			20,000		SGD	28,167	0	(210)
	10/2015			22,500		THB	813,272	0	(108)
	10/2015			7,500		TWD	248,378	16	0
	11/2015		CNY	96,099	$		15,000	0	(63)
	11/2015	$		5,000		CNY	32,085	22	0
	11/2015			15,000		ILS	57,551	0	(319)
	12/2015		MXN	236,289	$		14,014	122	0

JPM	10/2015		BRL	66,114			20,225	3,548	0
	10/2015		INR	1,479,135			22,500	42	(51)
	10/2015		KRW	47,336,600			40,000	135	(43)
	10/2015		PHP	351,023			7,500	4	(7)
	10/2015		SGD	14,050			10,000	129	0
	10/2015		THB	536,550			15,000	227	0
	10/2015	$		16,641		BRL	66,114	35	0
	10/2015			61,197		ILS	240,199	37	0
	10/2015			15,000		KRW	18,063,300	229	0
	10/2015			5,000		MYR	21,305	0	(148)
	10/2015			5,000		RUB	333,450	92	0
	10/2015			7,500		THB	267,600	0	(132)

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015	$		5,000		TWD	161,150	$0	$(124)
	11/2015		CNY	294,045	$		45,000	0	(1,049)
	12/2015		ILS	240,199			61,250	0	(43)
	01/2016		BRL	43,986			15,260	4,515	0

MSB	10/2015			17,541			4,415	0	(9)
	10/2015		KRW	17,228,760			15,000	475	0
	10/2015		MYR	59,798			15,000	1,383	0
	10/2015		RUB	271,809			4,165	14	0
	10/2015		SGD	7,029			5,000	62	0
	10/2015	$		5,000		BRL	17,541	0	(576)
	10/2015			5,000		MYR	20,986	0	(221)
	10/2015			5,000		PHP	236,030	45	0
	10/2015			217		PLN	816	0	(3)
	10/2015			7,500		TWD	248,091	7	0
	11/2015			10,000		CNY	65,650	277	0
	01/2016		BRL	88,600	$		30,543	8,900	0
	04/2016			33,000			10,408	2,570	0
	01/2017			123,863			45,000	17,574	0
	01/2017	$		2,134		BRL	6,766	0	(636)

NGF	10/2015		TWD	285,560	$		8,800	159	0
	10/2016		BRL	148,000			40,946	7,364	0

SCX	10/2015		MYR	58,690			14,750	1,385	0
	10/2015		PHP	412,016			8,800	0	(7)
	10/2015		TWD	322,200			10,000	250	0
	10/2015	$		5,018		MYR	21,260	0	(177)
	11/2015			25,000		CNY	161,420	268	0

UAG	10/2015		KRW	5,796,910	$		5,000	113	0
	10/2015		MXN	27,242			1,600	0	(11)
	11/2015		CNY	96,653			15,000	0	(150)
	12/2015		MXN	82,890			4,962	89	0
	12/2015	$		1,125		MXN	18,877	0	(15)

Total Forward Foreign Currency Contracts								$100,258	$(9,170)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC USD versus MXN	MXN	16.580	10/01/2015	$5,000	$(35)	$0

DUB	Call - OTC USD versus BRL	BRL	3.870	10/01/2015	5,000	(53)	(122)
	Call - OTC USD versus BRL		3.920	10/01/2015	5,000	(60)	(70)
	Call - OTC USD versus BRL		4.190	10/20/2015	7,500	(83)	(69)
	Call - OTC USD versus BRL		4.300	10/28/2015	10,000	(133)	(90)
	Put - OTC USD versus MXN	MXN	16.640	10/01/2015	5,000	(41)	(1)

FBF	Call - OTC USD versus BRL	BRL	3.960	10/01/2015	5,000	(57)	(39)
	Call - OTC USD versus BRL		4.230	11/19/2015	10,000	(144)	(224)
	Call - OTC USD versus BRL		4.560	03/21/2016	10,000	(306)	(396)

GLM	Call - OTC USD versus BRL		3.930	10/01/2015	5,000	(65)	(61)

HUS	Put - OTC USD versus MXN	MXN	16.480	10/01/2015	5,000	(36)	0

MSB	Put - OTC USD versus MXN		16.580	10/01/2015	5,000	(32)	0

						$(1,045)	$(1,072)

Total Written Options						$(1,045)	$(1,072)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount in $	Premiums
Balance at Beginning of Period	$0	$0
Sales	107,500	(1,397)
Closing Buys	0	0
Expirations	(30,000)	352
Exercised	0	0

Balance at End of Period	$77,500	$(1,045)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	61

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2020	4.734%	$ 5,000	$(476)	$(316)	$0	$(792)
	China Government International Bond	1.000%	12/20/2018	0.817%	25,000	422	(270)	152	0
	Colombia Government International Bond	1.000%	03/20/2016	1.103%	100	1	(1)	0	0
	Colombia Government International Bond	1.000%	06/20/2019	2.151%	20,000	(49)	(761)	0	(810)
	Mexico Government International Bond	1.000%	03/20/2020	1.625%	50,000	(146)	(1,171)	0	(1,317)
	Russia Government International Bond	1.000%	03/20/2016	2.360%	10,000	0	(62)	0	(62)
	Turkey Government International Bond	1.000%	06/20/2016	1.616%	15,000	(8)	(55)	0	(63)

BRC	Brazil Government International Bond	1.000%	12/20/2016	3.246%	100	(1)	(2)	0	(3)
	China Government International Bond	1.000%	12/20/2018	0.817%	10,300	111	(48)	63	0
	Indonesia Government International Bond	2.320%	12/20/2016	1.091%	2,600	0	41	41	0
	Mexico Government International Bond	1.000%	03/20/2020	1.625%	24,500	68	(713)	0	(645)
	Penerbangan Malaysia Bhd.	1.000%	09/20/2020	2.208%	10,000	(120)	(432)	0	(552)
	Russia Government International Bond	1.000%	03/20/2016	2.360%	10,000	(101)	39	0	(62)

CBK	Brazil Government International Bond	1.000%	06/20/2017	3.871%	10,000	(250)	(227)	0	(477)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	3.471%	20,000	(140)	35	0	(105)

DUB	Brazil Government International Bond	1.000%	03/20/2016	2.532%	10,100	(28)	(42)	0	(70)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	2,200	(29)	(30)	0	(59)
	China Government International Bond	1.000%	12/20/2018	0.817%	5,000	34	(4)	30	0
	Colombia Government International Bond	1.000%	03/20/2016	1.103%	300	2	(2)	0	0
	Colombia Government International Bond	1.000%	06/20/2019	2.151%	10,000	5	(410)	0	(405)

FBF	Gazprom S.A.	1.580%	06/20/2016	3.477%	5,000	0	(46)	0	(46)
	Peru Government International Bond	1.000%	09/20/2020	1.930%	10,000	(164)	(266)	0	(430)

GST	Brazil Government International Bond	1.000%	03/20/2016	2.532%	1,100	(3)	(5)	0	(8)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	4,000	(52)	(55)	0	(107)
	Brazil Government International Bond	1.000%	03/20/2017	3.608%	10,000	(131)	(241)	0	(372)
	Chile Government International Bond	1.000%	09/20/2020	1.421%	15,000	33	(327)	0	(294)
	Colombia Government International Bond	1.000%	12/20/2018	2.026%	5,000	42	(200)	0	(158)
	Mexico Government International Bond	1.000%	12/20/2015	0.723%	5,000	8	(4)	4	0
	Petrobras Global Finance BV	1.000%	03/20/2016	8.188%	2,000	(34)	(32)	0	(66)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%	1,000	(111)	(190)	0	(301)

HUS	Brazil Government International Bond	1.000%	09/20/2017	4.066%	20,000	(326)	(833)	0	(1,159)
	Brazil Government International Bond	1.000%	09/20/2020	4.734%	12,500	(1,293)	(688)	0	(1,981)
	Chile Government International Bond	1.000%	09/20/2020	1.421%	25,000	61	(550)	0	(489)
	Colombia Government International Bond	1.000%	03/20/2016	1.103%	100	1	(1)	0	0

JPM	Brazil Government International Bond	1.000%	03/20/2016	2.532%	5,000	(15)	(20)	0	(35)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	200	(2)	(3)	0	(5)
	Brazil Government International Bond	1.000%	06/20/2017	3.871%	2,500	(63)	(56)	0	(119)
	Brazil Government International Bond	1.000%	06/20/2021	4.837%	5,000	(460)	(449)	0	(909)
	Brazil Government International Bond	1.000%	09/20/2022	5.016%	5,000	(559)	(541)	0	(1,100)
	Panama Government International Bond	1.000%	12/20/2018	1.445%	5,000	(36)	(32)	0	(68)
	Penerbangan Malaysia Bhd.	1.000%	09/20/2020	2.208%	10,000	(131)	(421)	0	(552)
	Peru Government International Bond	1.000%	09/20/2020	1.930%	10,000	(173)	(258)	0	(431)

MYC	Gazprom S.A.	1.390%	05/20/2016	3.476%	1,700	0	(14)	0	(14)

						$(4,113)	$(9,663)	$290	$(14,066)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	1-Year BRL-CDI	15.510%	07/01/2016	BRL	1,157,000	$203	$122	$325	$0

CBK	Pay	28-Day MXN-TIIE	8.770%	08/03/2016	MXN	5,700	0	14	14	0

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	28-Day MXN-TIIE	8.720%	09/05/2016	MXN	3,000	$7	$2	$9	$0
	Pay	28-Day MXN-TIIE	8.900%	09/22/2016		52,250	0	155	155	0

DUB	Pay	1-Year BRL-CDI	13.730%	01/02/2018	BRL	250,000	(1,049)	(938)	0	(1,987)
	Pay	1-Year BRL-CDI	14.720%	01/02/2018		575,000	(330)	(1,859)	0	(2,189)

GLM	Pay	28-Day MXN-TIIE	8.865%	09/12/2016	MXN	30,000	0	89	89	0
	Pay	28-Day MXN-TIIE	5.750%	06/11/2018		95,000	(56)	226	170	0
	Pay	28-Day MXN-TIIE	6.240%	02/01/2021		50,000	31	75	106	0

HUS	Pay	1-Year BRL-CDI	15.500%	01/02/2018	BRL	41,800	(4)	(28)	0	(32)

UAG	Pay	1-Year BRL-CDI	12.050%	01/04/2021		66,300	0	(1,592)	0	(1,592)

							$(1,198)	$(3,734)	$868	$(5,800)

Total Swap Agreements							$(5,311)	$(13,397)	$1,158	$(19,866)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(h)	Securities with an aggregate market value of $9,948 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$6,244	$0	$152	$6,396	$(756)	$0	$(3,044)	$(3,800)	$2,596	$(4,270)	$(1,674)
BPS	14,841	0	325	15,166	(125)	0	0	(125)	15,041	(15,330)	(289)
BRC	4,137	0	104	4,241	(283)	0	(1,262)	(1,545)	2,696	(2,896)	(200)
CBK	4,058	0	178	4,236	(1,488)	0	(582)	(2,070)	2,166	(4,803)	(2,637)
DUB	1,149	0	30	1,179	(1,055)	(352)	(4,710)	(6,117)	(4,938)	3,853	(1,085)
FBF	10,803	0	0	10,803	(508)	(659)	(476)	(1,643)	9,160	(9,127)	33
GLM	5,748	0	365	6,113	(307)	(61)	0	(368)	5,745	(6,350)	(605)
GST	0	0	4	4	0	0	(1,306)	(1,306)	(1,302)	1,481	179
HUS	3,350	0	0	3,350	(1,246)	0	(3,661)	(4,907)	(1,557)	1,593	36
JPM	8,993	0	0	8,993	(1,597)	0	(3,219)	(4,816)	4,177	(4,908)	(731)
MSB	31,307	0	0	31,307	(1,445)	0	0	(1,445)	29,862	(30,690)	(828)
MYC	0	0	0	0	0	0	(14)	(14)	(14)	11	(3)
NGF	7,523	0	0	7,523	0	0	0	0	7,523	(8,345)	(822)
SCX	1,903	0	0	1,903	(184)	0	0	(184)	1,719	(1,410)	309
UAG	202	0	0	202	(176)	0	(1,592)	(1,768)	(1,566)	801	(765)

Total Over the Counter	$100,258	$0	$1,158	$101,416	$(9,170)	$(1,072)	$(19,866)	$(30,108)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$3,329	$3,329

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$100,258	$0	$100,258
Swap Agreements	0	290	0	0	868	1,158

	$0	$290	$0	$100,258	$868	$101,416

	$0	$290	$0	$100,258	$4,197	$104,745

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$7	$7

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,170	$0	$9,170
Written Options	0	0	0	1,072	0	1,072
Swap Agreements	0	14,066	0	0	5,800	19,866

	$0	$14,066	$0	$10,242	$5,800	$30,108

	$0	$14,066	$0	$10,242	$5,807	$30,115

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5
Swap Agreements	0	0	0	0	2,468	2,468

	$0	$0	$0	$0	$2,473	$2,473

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$523	$0	$523
Written Options	0	0	0	353	0	353
Swap Agreements	0	(3,924)	0	0	(5,524)	(9,448)

	$0	$(3,924)	$0	$876	$(5,524)	$(8,572)

	$0	$(3,924)	$0	$876	$(3,051)	$(6,099)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$78	$78
Swap Agreements	0	0	0	0	(338)	(338)

	$0	$0	$0	$0	$(260)	$(260)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$47,789	$0	$47,789
Written Options	0	0	0	(27)	0	(27)
Swap Agreements	0	(641)	0	0	(1,985)	(2,626)

	$0	$(641)	$0	$47,762	$(1,985)	$45,136

	$0	$(641)	$0	$47,762	$(2,245)	$44,876

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$6,613	$0	$6,613
Brazil
Corporate Bonds & Notes	0	94,843	0	94,843
Sovereign Issues	0	197,400	0	197,400
Cayman Islands
Corporate Bonds & Notes	0	19,184	0	19,184
Chile
Corporate Bonds & Notes	0	11,605	0	11,605
China
Corporate Bonds & Notes	0	12,921	0	12,921
Colombia
Corporate Bonds & Notes	0	7,809	0	7,809
Hong Kong
Corporate Bonds & Notes	0	4,995	0	4,995

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Indonesia
Corporate Bonds & Notes	$0	$9,634	$0	$9,634
Sovereign Issues	0	63,559	0	63,559
Ireland
Corporate Bonds & Notes	0	202	0	202
Kazakhstan
Sovereign Issues	0	7,133	0	7,133
Luxembourg
Corporate Bonds & Notes	0	34,092	0	34,092
Mexico
Corporate Bonds & Notes	0	10,076	0	10,076
Sovereign Issues	0	55,172	0	55,172
Netherlands
Corporate Bonds & Notes	0	9,997	0	9,997
Poland
Sovereign Issues	0	29	0	29

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Qatar
Sovereign Issues	$0	$2,823	$0	$2,823
Russia
Corporate Bonds & Notes	0	3,144	0	3,144
Sovereign Issues	0	158	0	158
Singapore
Sovereign Issues	0	51	0	51
South Africa
Corporate Bonds & Notes	0	5,749	0	5,749
South Korea
Corporate Bonds & Notes	0	10,576	0	10,576
Sovereign Issues	0	12,179	0	12,179
Turkey
Sovereign Issues	0	8,067	0	8,067
United Arab Emirates
Corporate Bonds & Notes	0	2,821	0	2,821
United States
Asset-Backed Securities	0	455	0	455
Corporate Bonds & Notes	0	8,999	0	8,999
Mortgage-Backed Securities	0	3,980	0	3,980
Virgin Islands (British)
Corporate Bonds & Notes	0	40,118	0	40,118
Short-Term Instruments
U.S. Treasury Bills	0	13,187	0	13,187
	$0	$657,571	$0	$657,571

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$235,507	$0	$0	$235,507

Total Investments	$235,507	$657,571	$0	$893,078

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,329	0	3,329
Over the counter	0	101,416	0	101,416
	$0	$104,745	$0	$104,745

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(7)	0	(7)
Over the counter	0	(30,108)	0	(30,108)
	$0	$(30,115)	$0	$(30,115)

Totals	$235,507	$732,201	$0	$967,708

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Schedule of Investments PIMCO High Yield Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.5%

BANK LOAN OBLIGATIONS 10.1%
Albertson’s Holdings LLC
5.000% due 08/25/2019		$1,219	$1,220
Ancestry.com, Inc.
5.000% due 08/17/2022		2,625	2,615
Community Health Systems, Inc.
3.750% due 12/31/2019		173	174
4.000% due 01/27/2021		319	320
Eldorado Resorts LLC
4.250% due 07/13/2022		200	200
Endo Luxembourg Finance Co. SARL
3.050% due 09/26/2022		1,600	1,598
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		56,410	56,316
Grifols Worldwide Operations USA, Inc.
3.194% due 02/27/2021		2,906	2,910
Klockner-Pentaplast of America, Inc.
5.000% due 04/28/2020		70	70
KP Germany Erste GmbH
5.000% due 04/28/2020		30	30
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021		839	830
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016		564	565
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		3,115	3,074
4.000% due 04/01/2022		1,493	1,479

Total Bank Loan Obligations (Cost $71,579)			71,401

CORPORATE BONDS & NOTES 61.2%

BANKING & FINANCE 26.4%
AGFC Capital Trust
6.000% due 01/15/2067		6,500	4,972
Ally Financial, Inc.
3.250% due 02/13/2018		6,000	5,917
4.125% due 03/30/2020		6,325	6,274
4.625% due 03/30/2025		13,500	12,791
Banco Pan S.A.
8.500% due 04/23/2020		3,000	2,775
Blackstone CQP Holdco LP
9.296% due 03/19/2019		37,114	33,930
Boats Investments Netherlands BV (11.000% PIK)
11.000% due 03/31/2017 (a)	EUR	7,144	1,869
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	600	891
CIT Group, Inc.
4.250% due 08/15/2017 (g)		$1,425	1,446
5.000% due 05/15/2017		4,350	4,456
5.000% due 08/15/2022		4,925	4,931
Communications Sales & Leasing, Inc.
6.000% due 04/15/2023		1,000	893
Credit Agricole S.A.
7.875% due 01/23/2024 (d)(g)		1,000	998
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		1,400	1,462
Denali Borrower LLC
5.625% due 10/15/2020		2,000	2,084
DuPont Fabros Technology LP
5.875% due 09/15/2021		1,200	1,236
Exeter Finance Corp.
9.750% due 05/20/2019		7,500	7,519
Genworth Holdings, Inc.
7.625% due 09/24/2021		1,750	1,711

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Heta Asset Resolution AG
0.033% due 05/31/2016 ^	EUR	12,400	$9,006
2.750% due 08/09/2016 ^	CHF	1,500	984
Howard Hughes Corp.
6.875% due 10/01/2021		$1,850	1,889
HSBC Holdings PLC
6.375% due 03/30/2025 (d)		400	383
International Lease Finance Corp.
5.750% due 05/15/2016		1,250	1,270
iStar, Inc.
4.000% due 11/01/2017		4,300	4,150
Jefferies Finance LLC
7.500% due 04/15/2021		1,975	1,854
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,005	965
JPMorgan Chase & Co.
3.900% due 07/15/2025		2,600	2,663
Nationstar Mortgage LLC
6.500% due 08/01/2018		575	550
6.500% due 06/01/2022		1,925	1,542
9.625% due 05/01/2019		5,425	5,608
Navient Corp.
5.000% due 10/26/2020		1,625	1,366
5.500% due 01/25/2023		175	139
5.625% due 08/01/2033		2,500	1,631
5.875% due 03/25/2021		3,750	3,162
6.000% due 01/25/2017		2,000	2,005
8.450% due 06/15/2018		3,000	3,092
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018 (g)		2,325	2,389
Oxford Finance LLC
7.250% due 01/15/2018		3,575	3,655
PHH Corp.
6.375% due 08/15/2021		6,654	6,022
7.375% due 09/01/2019		5,700	5,686
Pinnacol Assurance
8.625% due 06/25/2034 (e)		5,000	5,272
Provident Funding Associates LP
6.750% due 06/15/2021		3,910	3,724
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024		6,000	5,116
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (a)		1,500	1,536
Springleaf Finance Corp.
5.400% due 12/01/2015		2,044	2,046
Stearns Holdings, Inc.
9.375% due 08/15/2020 (g)		4,285	4,285
TIG FinCo PLC
8.500% due 03/02/2020	GBP	579	914
8.750% due 04/02/2020 (g)		1,972	2,752
Virgin Media Secured Finance PLC
5.500% due 01/15/2021		2,620	4,117
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		$1,400	1,412

			187,340

INDUSTRIALS 28.4%
Afren PLC
6.625% due 12/09/2020 ^		2,000	60
10.250% due 04/08/2019 ^		1,575	47
Aguila S.A.
7.875% due 01/31/2018		7,450	7,534
Air Canada Pass-Through Trust
5.375% due 11/15/2022		177	182

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Altice Financing S.A.
6.625% due 02/15/2023		$1,500	$1,444
Altice Luxembourg S.A.
6.250% due 02/15/2025	EUR	400	394
7.625% due 02/15/2025		$600	527
7.750% due 05/15/2022		1,775	1,620
Ancestry.com, Inc.
11.000% due 12/15/2020		2,000	2,200
Atwood Oceanics, Inc.
6.500% due 02/01/2020		3,125	2,523
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		13,290	5,482
Cable One, Inc.
5.750% due 06/15/2022		275	272
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^(g)		9,500	7,828
11.250% due 06/01/2017 ^		10,134	8,158
California Resources Corp.
5.000% due 01/15/2020 (g)		4,475	2,900
Casella Waste Systems, Inc.
7.750% due 02/15/2019		2,500	2,481
CCO Safari LLC
4.464% due 07/23/2022		12,350	12,364
Centene Corp.
4.750% due 05/15/2022		1,450	1,450
Chesapeake Energy Corp.
3.539% due 04/15/2019		675	481
6.625% due 08/15/2020		7,500	5,611
7.250% due 12/15/2018		2,100	1,748
CITGO Petroleum Corp.
6.250% due 08/15/2022		1,300	1,248
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		450	449
Cliffs Natural Resources, Inc.
8.250% due 03/31/2020		7,800	6,903
Coeur Mining, Inc.
7.875% due 02/01/2021 (g)		900	545
Community Health Systems, Inc.
8.000% due 11/15/2019		2,000	2,086
Constellation Brands, Inc.
6.000% due 05/01/2022		875	958
CSC Holdings LLC
6.750% due 11/15/2021		150	135
CVR Refining LLC
6.500% due 11/01/2022		600	584
Dell, Inc.
5.400% due 09/10/2040		1,050	803
6.500% due 04/15/2038		2,650	2,350
7.100% due 04/15/2028		500	495
Denbury Resources, Inc.
4.625% due 07/15/2023		800	436
5.500% due 05/01/2022		800	478
Dex Media, Inc. (12.000% Cash or 14.000% PIK)
12.000% due 01/29/2017 (a)		25	2
DISH DBS Corp.
5.000% due 03/15/2023		1,250	1,050
6.750% due 06/01/2021		700	670
Dometic Group AB (9.500% Cash or 10.250% PIK)
9.500% due 06/26/2019 (a)	EUR	2,000	2,313
Dynegy, Inc.
5.875% due 06/01/2023		$1,450	1,353
Eclipse Resources Corp.
8.875% due 07/15/2023		3,000	2,430
Eldorado Resorts, Inc.
7.000% due 08/01/2023		1,600	1,580

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Endo Finance LLC
5.750% due 01/15/2022		$1,125	$1,111
6.000% due 07/15/2023		1,025	1,017
Era Group, Inc.
7.750% due 12/15/2022		1,000	960
FGI Operating Co. LLC
7.875% due 05/01/2020		5,525	4,227
Fly Leasing Ltd.
6.750% due 12/15/2020		1,500	1,541
FTS International, Inc.
7.837% due 06/15/2020		3,000	2,223
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		4,500	315
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,000	776
Gulfport Energy Corp.
7.750% due 11/01/2020		$12	12
Harvest Operations Corp.
6.875% due 10/01/2017		12,674	11,026
HCA Holdings, Inc.
6.250% due 02/15/2021		800	854
HCA, Inc.
4.250% due 10/15/2019		1,475	1,492
5.250% due 04/15/2025		1,925	1,968
6.500% due 02/15/2020		2,875	3,141
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	6,000	5,682
5.014% due 12/27/2017		200	189
Hexion, Inc.
6.625% due 04/15/2020		$400	342
Hill-Rom Holdings, Inc.
5.750% due 09/01/2023		250	252
Hologic, Inc.
5.250% due 07/15/2022		1,250	1,266
Huntsman International LLC
5.125% due 04/15/2021	EUR	1,000	1,043
iHeartCommunications, Inc.
9.000% due 09/15/2022		$3,000	2,471
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	1,000	1,078
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$3,050	2,760
Kloeckner Pentaplast of America, Inc.
7.125% due 11/01/2020 (g)	EUR	900	1,026
LABA Royalty Sub LLC
9.000% due 05/15/2029		$5,433	5,270
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		1,075	1,031
5.500% due 04/15/2025		525	470
5.625% due 10/15/2023		1,750	1,599
5.750% due 08/01/2022		500	484
Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	1,000	900
MDC Partners, Inc.
6.750% due 04/01/2020		$1,700	1,685
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,000	735
New Gold, Inc.
6.250% due 11/15/2022		800	674
Novasep Holding S.A.S.
8.000% due 12/15/2016		9,499	9,072
Numericable-SFR S.A.S.
6.000% due 05/15/2022		2,750	2,657
OGX Austria GmbH
8.500% due 06/01/2018 ^		1,600	0
Owens-Brockway Glass Container, Inc.
5.875% due 08/15/2023		1,250	1,263

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Perstorp Holding AB
8.750% due 05/15/2017		$750	$773
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		1,500	484
5.500% due 04/12/2037		1,500	473
QGOG Constellation S.A.
6.250% due 11/09/2019		3,900	1,736
Quality Distribution LLC
9.875% due 11/01/2018 (g)		1,606	1,658
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		1,200	1,249
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		2,000	1,865
5.625% due 03/01/2025		1,150	1,016
Schaeffler Finance BV
4.750% due 05/15/2021		500	495
Sealed Air Corp.
6.875% due 07/15/2033		500	504
Sensata Technologies BV
5.000% due 10/01/2025		500	469
5.625% due 11/01/2024		750	751
Spirit AeroSystems, Inc.
5.250% due 03/15/2022		300	308
T-Mobile USA, Inc.
6.464% due 04/28/2019		1,950	1,989
6.542% due 04/28/2020		2,300	2,343
Tenet Healthcare Corp.
3.837% due 06/15/2020		1,300	1,294
4.750% due 06/01/2020		1,500	1,522
U.S. Foods, Inc.
8.500% due 06/30/2019		3,000	3,112
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	3,300	3,314
5.375% due 03/15/2020		$2,500	2,436
Videotron Ltd.
5.375% due 06/15/2024		875	864
Virgin Australia Trust
6.000% due 04/23/2022		55	56
Whiting Petroleum Corp.
5.000% due 03/15/2019		1,500	1,312
Wise Metals Group LLC
8.750% due 12/15/2018 (g)		500	483
WPX Energy, Inc.
7.500% due 08/01/2020		2,300	2,116
Xfit Brands, Inc.
9.000% due 06/12/2017 (e)		2,611	2,559
ZF North America Capital, Inc.
4.000% due 04/29/2020		200	191
4.500% due 04/29/2022		600	569
4.750% due 04/29/2025		600	551

			201,278

UTILITIES 6.4%
Covanta Holding Corp.
5.875% due 03/01/2024		300	287
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		1,200	1,191
Genesis Energy LP
6.000% due 05/15/2023		3,325	2,942
Illinois Power Generating Co.
7.000% due 04/15/2018		5,000	4,525
MarkWest Energy Partners LP
4.500% due 07/15/2023		1,000	923
4.875% due 12/01/2024		1,600	1,472
4.875% due 06/01/2025		500	461

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Midwest Generation LLC
8.560% due 01/02/2016	$85	$85
NSG Holdings LLC
7.750% due 12/15/2025	3,234	3,565
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	1,968	713
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	934	244
Red Oak Power LLC
9.200% due 11/30/2029	950	1,059
Sprint Capital Corp.
8.750% due 03/15/2032	1,350	1,053
Sprint Corp.
7.125% due 06/15/2024 (g)	7,125	5,501
7.875% due 09/15/2023	10,850	8,809
Talen Energy Supply LLC
4.625% due 07/15/2019	1,000	915
Tenaska Alabama Partners LP
7.000% due 06/30/2021 (g)	3,775	3,964
Terraform Global Operating LLC
9.750% due 08/15/2022	7,100	5,698
Virgin Media Finance PLC
5.250% due 02/15/2022 (g)	2,100	1,953

		45,360

Total Corporate Bonds & Notes (Cost $478,230)		433,978

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.1%
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	1,104

FLORIDA 0.1%
Sunrise, Florida Special Assessment Bonds, Series 2015
4.800% due 05/01/2025	600	608

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	125	135

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	100

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,560	3,987

Total Municipal Bonds & Notes (Cost $5,410)		5,934

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (i)	2,331	2,329

Total U.S. Treasury Obligations (Cost $2,330)		2,329

MORTGAGE-BACKED SECURITIES 1.2%
Adjustable Rate Mortgage Trust
2.568% due 10/25/2035	188	168

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Assets Trust
1.119% due 11/25/2046	$808	$421
6.250% due 06/25/2037	309	213
Banc of America Alternative Loan Trust
0.594% due 05/25/2035 ^	65	50
Banc of America Funding Trust
2.651% due 03/20/2036 ^	245	212
Bear Stearns ALT-A Trust
2.401% due 01/25/2035	9	8
Citigroup Mortgage Loan Trust, Inc.
2.500% due 11/25/2035	771	740
Countrywide Alternative Loan Trust
0.374% due 05/25/2047	43	37
0.426% due 03/20/2046	70	56
0.454% due 07/25/2046 ^	374	198
1.199% due 12/25/2035	119	99
2.675% due 10/25/2035 ^	73	66
Countrywide Home Loan Mortgage Pass-Through Trust
0.514% due 03/25/2035	276	244
6.000% due 05/25/2036 ^	134	125
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^	568	329
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	81	83
Downey Savings & Loan Association Mortgage Loan Trust
0.466% due 03/19/2045	43	38
First Horizon Alternative Mortgage Securities Trust
2.257% due 09/25/2035 ^	656	589
6.000% due 05/25/2036 ^	128	108
GMAC Mortgage Corp. Loan Trust
3.032% due 04/19/2036 ^	428	386
GSR Mortgage Loan Trust
2.653% due 05/25/2035	1,061	973
2.805% due 11/25/2035	127	124
2.926% due 04/25/2035	4	4
HarborView Mortgage Loan Trust
0.406% due 01/19/2038	36	31
0.456% due 03/19/2036	634	463
IndyMac Mortgage Loan Trust
2.574% due 09/25/2035 ^	108	92
JPMorgan Mortgage Trust
2.144% due 07/27/2037	560	522
2.686% due 07/25/2035	165	164
6.000% due 08/25/2037 ^	156	144
Residential Accredit Loans, Inc. Trust
0.524% due 03/25/2037	483	168
5.500% due 02/25/2036 ^	396	319
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	131	114
Structured Asset Mortgage Investments Trust
0.414% due 05/25/2036	43	32
WaMu Mortgage Pass-Through Certificates Trust
0.969% due 05/25/2047	501	425
1.819% due 10/25/2036 ^	286	241
4.472% due 07/25/2037 ^	268	249
Wells Fargo Mortgage-Backed Securities Trust
2.682% due 03/25/2035	387	389

Total Mortgage-Backed Securities (Cost $7,404)		8,624

ASSET-BACKED SECURITIES 0.4%
Carrington Mortgage Loan Trust
0.344% due 08/25/2036	100	62

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit-Based Asset Servicing and Securitization LLC
3.999% due 01/25/2037 ^		$1,109	$593
GSAMP Trust
0.344% due 08/25/2036		83	64
Mid-State Trust
7.791% due 03/15/2038		19	19
Morgan Stanley ABS Capital, Inc. Trust
0.334% due 05/25/2037		172	111
Option One Mortgage Loan Trust Asset-Backed Certificates
1.169% due 08/25/2033		90	82
Residential Asset Securities Corp. Trust
0.344% due 08/25/2036		52	49
6.980% due 09/25/2031		1,804	1,830

Total Asset-Backed Securities (Cost $2,229)			2,810

SOVEREIGN ISSUES 0.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	193
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	704
4.750% due 04/17/2019	EUR	1,100	1,076

Total Sovereign Issues (Cost $1,893)			1,973

		SHARES
COMMON STOCKS 1.1%

FINANCIALS 0.4%
CIT Group, Inc.		31,331	1,254
EME Reorganization Trust		11,455,839	57
Hipotecaria Su Casita S.A. de C.V. (b)		78,886	0
Nationstar Mortgage Holdings, Inc. (b)		68,300	947
TIG Finco PLC (e)		511,687	519

			2,777

HEALTH CARE 0.7%
NVHL S.A. ‘A’ (b)(e)		231,498	518
NVHL S.A. ‘B’ (b)(e)		231,498	518
NVHL S.A. ‘C’ (b)(e)		231,498	518
NVHL S.A. ‘D’ (b)(e)		231,498	518
NVHL S.A. ‘E’ (b)(e)		231,498	517
NVHL S.A. ‘F’ (b)(e)		231,498	517
NVHL S.A. ‘G’ (b)(e)		231,498	517
NVHL S.A. ‘H’ (b)(e)		231,498	517
NVHL S.A. ‘I’ (b)(e)		231,498	517
NVHL S.A. ‘J’ (b)(e)		231,498	517

			5,174

Total Common Stocks (Cost $13,259)			7,951

WARRANTS 0.0%

CONSUMER DISCRETIONARY 0.0%
XFit Brands, Inc. - Exp. 06/12/2024		1	5

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.0%
Global Geophysical Services, Inc. - Exp. 05/01/2049	19,565	$7

Total Warrants (Cost $186)		12

PREFERRED SECURITIES 2.7%

BANKING & FINANCE 2.7%
CoBank ACB
6.200% due 01/01/2025 (d)	2,000	202
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)	12,000	14,978
GMAC Capital Trust
8.125% due 02/15/2040	160,000	4,085

Total Preferred Securities (Cost $16,200)		19,265

SHORT-TERM INSTRUMENTS 1.4%

REPURCHASE AGREEMENTS (f) 1.1%
		7,844

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.3%
0.121% due 11/19/2015 - 02/18/2016 (c)(k)	$2,027	2,027

Total Short-Term Instruments (Cost $9,870)		9,871

Total Investments in Securities (Cost $608,590)		564,148

	SHARES
INVESTMENTS IN AFFILIATES 24.5%

SHORT-TERM INSTRUMENTS 24.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.5%
PIMCO Short-Term Floating NAV Portfolio III	17,539,967	173,909

Total Short-Term Instruments (Cost $173,944)		173,909

Total Investments in Affiliates (Cost $173,944)		173,909

Total Investments 104.0% (Cost $782,534)		$738,057

Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $497)		373

Other Assets and Liabilities, net (4.1%)		(29,031)

Net Assets 100.0%		$709,399

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Payment in-kind bond security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$ 723	$518	0.08%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	518	0.08%
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	518	0.08%
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	518	0.08%
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	517	0.07%
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	517	0.07%
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	517	0.07%
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	517	0.07%
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	517	0.07%
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	517	0.07%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	5,272	0.74%
TIG Finco PLC	04/02/2015	759	519	0.07%
Xfit Brands, Inc. 9.000% due 06/12/2017	06/10/2014 - 09/12/2015	2,611	2,559	0.36%

		$ 15,606	$13,524	1.91%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPM	0.750%	07/09/2015	12/31/2015	$3,427	Country Garden Holdings Co. 7.500% due 01/10/2023	$(3,338)	$3,427	$3,427
	1.650%	07/14/2015	12/31/2015	3,170	Country Garden Holdings Co. 7.500% due 03/09/2020	(3,111)	3,170	3,170
SSB	0.000%	09/30/2015	10/01/2015	1,247	U.S. Treasury Notes 0.625% due 02/15/2017	(1,273)	1,247	1,247

Total Repurchase Agreements						$(7,722)	$7,844	$7,844

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(0.375%)	07/07/2015	TBD	(3)	$	(2,631)	$(2,629)
CFR	(1.000%)	08/26/2015	TBD	(3)	GBP	(1,883)	(2,845)
DEU	(1.250%)	03/13/2015	TBD	(3)	$	(1,782)	(1,770)
	0.950%	07/14/2015	10/14/2015			(672)	(673)
	0.950%	07/16/2015	10/16/2015			(1,986)	(1,990)
SOG	0.780%	07/14/2015	10/14/2015			(5,979)	(5,989)
UBS	0.750%	07/16/2015	10/16/2015			(6,237)	(6,247)
	0.800%	07/16/2015	10/13/2015			(931)	(933)
	0.850%	07/10/2015	10/13/2015			(1,547)	(1,550)
	0.850%	07/15/2015	10/15/2015			(2,769)	(2,774)
	0.950%	07/16/2015	10/16/2015			(3,893)	(3,901)

Total Reverse Repurchase Agreements							$(31,301)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $99,051 at a weighted average interest rate of 0.681%.
(3)	Open maturity reverse repurchase agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	69

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

SHORT SALES:

SHORT SALES ON CORPORATE BONDS & NOTES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$3,000	$(3,070)	$(3,210)
Country Garden Holdings Co. Ltd.	7.500%	01/10/2023	3,300	(3,267)	(3,353)

Total Short Sales				$(6,337)	$(6,563)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $33,001 and cash of $260 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(2,629)	$0	$0	$(2,629)	$1,961	$668
CFR	0	(2,845)	0	0	(2,845)	2,651	(194)
COM	0	0	0	0	0	833	833
DEU	0	(4,433)	0	0	(4,433)	4,990	557
JPM	6,597	0	0	0	6,597	(6,449)	148
SOG	0	(5,989)	0	0	(5,989)	6,135	146
SSB	1,247	0	0	0	1,247	(1,273)	(26)
UBS	0	(15,405)	0	0	(15,405)	16,691	1,286

Master Securities Forward Transaction Agreement
BCY	0	0	0	(2,177)	(2,177)	0	(2,177)
HKS	0	0	0	(1,307)	(1,307)	0	(1,307)
JML	0	0	0	(2,046)	(2,046)	0	(2,046)
NSL	0	0	0	(1,033)	(1,033)	0	(1,033)

Total Borrowings and Other Financing Transactions	$7,844	$(31,301)	$0	$(6,563)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(24,057)	$0	$(7,244)	$(31,301)

Total Borrowings	$0	$(24,057)	$0	$(7,244)	$(31,301)

Gross amount of recognized liabilities for reverse repurchase agreements					$(31,301)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Short	12/2017	50	$1	$0	$(2)
90-Day Eurodollar December Futures	Short	12/2015	300	(312)	11	0
90-Day Eurodollar December Futures	Short	12/2016	452	(599)	17	0
90-Day Eurodollar March Futures	Short	03/2016	340	(536)	13	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	100	(334)	0	(17)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	617	825	0	(48)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	29	(81)	16	0

Total Futures Contracts				$(1,036)	$57	$(67)

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$173,250	$5,058	$(6,766)	$622	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	6,200	1	13	13	(3)

				$5,059	$(6,753)	$635	$(3)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	12/16/2022	$151,800	$4,717	$1,970	$0	$(130)
Pay	3-Month USD-LIBOR	2.500%	12/16/2025	19,500	762	425	0	(20)

					$5,479	$2,395	$0	$(150)

Total Swap Agreements					$10,538	$(4,358)	$635	$(153)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $2,329 and cash of $14,372 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$57	$635	$692	$0	$(67)	$(153)	$(220)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015	$		11,942		GBP	7,855	$0	$(59)
	11/2015		GBP	7,855	$		11,940	59	0

CBK	11/2015	$		2,971		GBP	1,883	0	(124)

DUB	11/2015		CHF	1,912	$		1,950	0	(15)

HUS	10/2015		JPY	77,700			650	3	0

JPM	10/2015		EUR	2,337			2,645	33	0
	11/2015		CAD	1,036			786	10	0

MSB	10/2015		EUR	28,860			32,873	625	0
	10/2015	$		647		JPY	77,700	1	0
	11/2015		JPY	77,700	$		647	0	(1)

SCX	10/2015		GBP	7,855			12,197	314	0
	11/2015	$		2,350		GBP	1,497	0	(86)
UAG	10/2015			34,900		EUR	31,197	0	(40)
	11/2015		EUR	31,197	$		34,916	40	0

Total Forward Foreign Currency Contracts								$1,085	$(325)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Staples, Inc.	(1.000%)	09/20/2018	0.828%	$	8,000	$208	$(251)	$0	$(43)

BRC	JPMorgan Chase & Co.	(1.000%)	12/20/2016	0.338%		3,000	87	(112)	0	(25)

CBK	Alcoa, Inc.	(1.000%)	12/20/2020	3.318%		1,000	162	(54)	108	0
	Assured Guaranty Corp.	(5.000%)	12/20/2015	0.663%		1,500	(59)	42	0	(17)
	Assured Guaranty Corp.	(5.000%)	12/20/2016	0.942%		2,000	(73)	(29)	0	(102)

DUB	Assured Guaranty Corp.	(5.000%)	06/20/2016	0.663%		3,000	(260)	161	0	(99)
	MBIA, Inc.	(5.000%)	06/20/2016	2.906%		3,000	(242)	193	0	(49)

GST	ArcelorMittal	(1.000%)	06/20/2024	6.177%	EUR	2,000	527	160	687	0
	MBIA, Inc.	(5.000%)	12/20/2015	2.904%	$	1,500	11	(20)	0	(9)
	MBIA, Inc.	(5.000%)	12/20/2016	3.842%		2,000	45	(75)	0	(30)

JPM	Alcoa, Inc.	(1.000%)	03/20/2019	2.179%		6,000	195	38	233	0
	Turkey Government International Bond	(1.000%)	03/20/2020	2.941%		7,000	291	266	557	0

MYC	MBIA, Inc.	(5.000%)	06/20/2017	4.576%		2,000	(166)	149	0	(17)

							$726	$468	$1,585	$(391)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Altice Finco S.A.	5.000%	06/20/2019	3.348%	EUR	2,000	$74	$58	$132	$0
	Petrobras Global Finance BV	1.000%	09/20/2020	10.372%	$	3,000	(726)	(277)	0	(1,003)
	Sprint Communications, Inc.	5.000%	09/20/2020	8.819%		3,300	(7)	(449)	0	(456)

CBK	Sprint Communications, Inc.	5.000%	09/20/2020	8.819%		250	0	(34)	0	(34)

GST	Sprint Communications, Inc.	5.000%	09/20/2020	8.819%		1,200	0	(166)	0	(166)
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.809%		2,500	(39)	119	80	0

UAG	Sprint Communications, Inc.	1.000%	06/20/2019	7.870%		2,800	(507)	(75)	0	(582)

							$(1,205)	$(824)	$212	$(2,241)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
									Asset	Liability
MYC	iTraxx Europe 15 5-Year Index 9-12%	(1.000%	)	06/20/2016	EUR	5,000	$976	$(1,000)	$0	$(24)

Total Swap Agreements							$497	$(1,356)	$1,797	$(2,656)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $2,027 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$59	$0	$0	$59	$(59)	$0	$0	$(59)	$0	$0	$0
BPS	0	0	0	0	0	0	(43)	(43)	(43)	52	9
BRC	0	0	132	132	0	0	(1,484)	(1,484)	(1,352)	1,304	(48)
CBK	0	0	108	108	(124)	0	(153)	(277)	(169)	55	(114)
DUB	0	0	0	0	(15)	0	(148)	(163)	(163)	251	88
GST	0	0	767	767	0	0	(205)	(205)	562	(600)	(38)
HUS	3	0	0	3	0	0	0	0	3	0	3
JPM	43	0	790	833	0	0	0	0	833	(940)	(107)
MSB	626	0	0	626	(1)	0	0	(1)	625	(540)	85
MYC	0	0	0	0	0	0	(41)	(41)	(41)	34	(7)
SCX	314	0	0	314	(86)	0	0	(86)	228	0	228
UAG	40	0	0	40	(40)	0	(582)	(622)	(582)	271	(311)

Total Over the Counter	$1,085	$0	$1,797	$2,882	$(325)	$0	$(2,656)	$(2,981)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$57	$57
Swap Agreements	0	635	0	0	0	635

	$0	$635	$0	$0	$57	$692

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,085	$0	$1,085
Swap Agreements	0	1,797	0	0	0	1,797

	$0	$1,797	$0	$1,085	$0	$2,882

	$0	$2,432	$0	$1,085	$57	$3,574

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$67	$67
Swap Agreements	0	3	0	0	150	153

	$0	$3	$0	$0	$217	$220

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$325	$0	$325
Swap Agreements	0	2,656	0	0	0	2,656

	$0	$2,656	$0	$325	$0	$2,981

	$0	$2,659	$0	$325	$217	$3,201

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5)	$(5)
Futures	0	0	(373)	0	1,322	949
Swap Agreements	0	(1,077)	0	0	(930)	(2,007)

	$0	$(1,077)	$(373)	$0	$387	$(1,063)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$461	$0	$461
Swap Agreements	0	(1,805)	0	0	0	(1,805)

	$0	$(1,805)	$0	$461	$0	$(1,344)

	$0	$(2,882)	$(373)	$461	$387	$(2,407)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(4)	$(4)
Futures	0	0	77	0	(718)	(641)
Swap Agreements	0	(7,686)	0	0	3,366	(4,320)

	$0	$(7,686)	$77	$0	$2,644	$(4,965)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,019)	$0	$(3,019)
Swap Agreements	0	615	0	0	0	615

	$0	$615	$0	$(3,019)	$0	$(2,404)

	$0	$(7,071)	$77	$(3,019)	$2,644	$(7,369)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$71,401	$0	$71,401
Corporate Bonds & Notes
Banking & Finance	0	140,619	46,721	187,340
Industrials	0	198,404	2,874	201,278
Utilities	0	45,275	85	45,360
Municipal Bonds & Notes
California	0	1,104	0	1,104
Florida	0	608	0	608
Illinois	0	135	0	135
New York	0	100	0	100
West Virginia	0	3,987	0	3,987
U.S. Treasury Obligations	0	2,329	0	2,329
Mortgage-Backed Securities	0	8,624	0	8,624
Asset-Backed Securities	0	2,810	0	2,810
Sovereign Issues	0	1,973	0	1,973
Common Stocks
Financials	2,258	0	519	2,777
Health Care	5,174	0	0	5,174
Warrants
Consumer Discretionary	0	0	5	5
Industrials	0	0	7	7
Preferred Securities
Banking & Finance	4,085	15,180	0	19,265
Short-Term Instruments
Repurchase Agreements	0	7,844	0	7,844
U.S. Treasury Bills	0	2,027	0	2,027
	$11,517	$502,420	$50,211	$564,148

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$173,909	$0	$0	$173,909

Total Investments	$185,426	$502,420	$50,211	$738,057

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(6,563)	$0	$(6,563)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	57	635	0	692
Over the counter	0	2,882	0	2,882
	$57	$3,517	$0	$3,574

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(67)	(153)	0	(220)
Over the counter	0	(2,981)	0	(2,981)
	$(67)	$(3,134)	$0	$(3,201)

Totals	$185,416	$496,240	$50,211	$731,867

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$50,412	$843	$0	$9	$0	$(4,543)	$0	$0	$46,721	$(4,543)
Industrials	8,077	186	(15)	0	0	134	0	(5,508)	2,874	230
Utilities	167	0	(81)	0	0	(1)	0	0	85	(1)
Common Stocks
Financials	0	759	0	0	0	(240)	0	0	519	(240)
Health Care	4,978	0	0	0	0	195	0	(5,173)	0	0
Warrants
Consumer Discretionary	5	0	0	0	0	0	0	0	5	(1)
Industrials	186	0	0	0	0	(179)	0	0	7	(178)

Totals	$63,825	$1,788	$(96)	$9	$0	$(4,634)	$0	$(10,681)	$50,211	$(4,733)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$46,721	Proxy Pricing	Base Price	100.00-103.38
Industrials	2,874	Proxy Pricing	Base Price	7.00-99.75
Utilities	85	Third Party Vendor	Broker Quote	100.00
Common Stocks
Financials	519	Other Valuation Techniques (2)	—	—
Warrants
Consumer Discretionary	5	Other Valuation Techniques (2)	—	—
Industrials	7	Proxy Pricing	Base Price	0.38

Total	$50,211

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Schedule of Investments PIMCO Investment Grade Corporate Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.8%

BANK LOAN OBLIGATIONS 4.3%
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (d)	$9,949	$10,208
Charter Communications Operating LLC
3.500% due 01/24/2023	4,600	4,579
Delos Finance SARL
3.500% due 03/06/2021	17,802	17,804
Delta Air Lines, Inc.
2.227% due 09/30/2019 (d)	16,993	16,967
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	3,863	3,864
Las Vegas Sands LLC
3.250% due 12/19/2020	30,961	30,811
Pennon Group PLC
5.125% due 12/15/2020	2,356	2,392

Total Bank Loan Obligations (Cost $86,457)		86,625

CORPORATE BONDS & NOTES 86.5%

BANKING & FINANCE 60.3%
ABN AMRO Bank NV
4.750% due 07/28/2025	2,000	1,990
AGFC Capital Trust
6.000% due 01/15/2067	3,080	2,356
American Express Co.
4.900% due 03/15/2020 (c)	1,600	1,534
6.800% due 09/01/2066	3,405	3,452
American Express Credit Corp.
2.600% due 09/14/2020	8,500	8,545
American International Group, Inc.
4.125% due 02/15/2024	2,000	2,109
4.375% due 01/15/2055	13,000	11,893
8.175% due 05/15/2068	5,405	7,162
AXA S.A.
6.463% due 12/14/2018 (c)	4,500	4,674
Banco do Brasil S.A.
3.875% due 10/10/2022	200	155
Banco Santander Brasil S.A.
4.625% due 02/13/2017	20,425	20,527
Banco Santander Chile
1.186% due 04/11/2017	5,000	4,927
Bank of America Corp.
2.600% due 01/15/2019	2,717	2,748
2.650% due 04/01/2019	6,700	6,782
4.000% due 04/01/2024	3,950	4,075
5.650% due 05/01/2018	11,515	12,568
5.700% due 05/02/2017	210	222
5.750% due 12/01/2017	25	27
6.000% due 09/01/2017	22,600	24,368
6.400% due 08/28/2017	36,300	39,410
6.875% due 04/25/2018	57,360	64,150
6.875% due 11/15/2018	800	913
7.625% due 06/01/2019	4,665	5,495
Bank of America N.A.
5.300% due 03/15/2017	3,100	3,257
6.100% due 06/15/2017	1,000	1,069
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (c)	3,900	3,846
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.150% due 09/14/2018	5,600	5,642
Bank One Capital
8.750% due 09/01/2030	75	108
Barclays Bank PLC
7.625% due 11/21/2022	33,877	38,027

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 04/10/2023	$6,800	$7,293
10.179% due 06/12/2021	8,010	10,512
Bear Stearns Cos. LLC
4.650% due 07/02/2018	11,837	12,669
5.550% due 01/22/2017	7,630	8,016
7.250% due 02/01/2018	32,600	36,511
BGC Partners, Inc.
5.375% due 12/09/2019	5,900	6,092
BPCE S.A.
4.500% due 03/15/2025	5,700	5,498
5.700% due 10/22/2023	6,500	6,868
Cantor Fitzgerald LP
7.875% due 10/15/2019	13,290	14,628
CBA Capital Trust
6.024% due 03/15/2016 (c)	8,165	8,287
Citigroup, Inc.
0.603% due 06/09/2016	1,000	995
8.500% due 05/22/2019	3,741	4,521
CME Group, Inc.
3.000% due 03/15/2025	3,570	3,510
5.300% due 09/15/2043	500	568
Columbia Property Trust Operating Partnership LP
4.150% due 04/01/2025	1,000	990
Compass Bank
2.750% due 09/29/2019	6,150	6,133
Credit Agricole S.A.
4.375% due 03/17/2025	6,450	6,239
8.125% due 09/19/2033	13,922	15,252
Credit Suisse
3.000% due 10/29/2021	6,800	6,816
Credit Suisse AG
6.500% due 08/08/2023	9,445	10,195
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	5,100	5,091
3.750% due 03/26/2025	5,000	4,867
3.800% due 09/15/2022	4,300	4,311
4.875% due 05/15/2045	2,000	1,969
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041	900	929
Crown Castle International Corp.
4.875% due 04/15/2022	700	729
5.250% due 01/15/2023	2,300	2,441
DBS Bank Ltd.
0.899% due 07/15/2021	1,834	1,823
3.625% due 09/21/2022	2,580	2,642
DBS Group Holdings Ltd.
2.246% due 07/16/2019	4,100	4,132
Denali Borrower LLC
5.625% due 10/15/2020	2,745	2,860
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (c)	2,250	2,244
Digital Delta Holdings LLC
3.400% due 10/01/2020 (a)	2,500	2,512
4.750% due 10/01/2025 (a)	400	404
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	841	877
EPR Properties
4.500% due 04/01/2025	900	865
ERP Operating LP
2.375% due 07/01/2019	9,400	9,481
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,521
First American Financial Corp.
4.300% due 02/01/2023	4,175	4,201
Ford Motor Credit Co. LLC
2.145% due 01/09/2018	900	897

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.157% due 08/04/2020		$4,100	$4,100
4.207% due 04/15/2016		3,456	3,511
4.250% due 02/03/2017		1,000	1,034
5.750% due 02/01/2021		3,000	3,374
6.625% due 08/15/2017		20,950	22,627
8.000% due 12/15/2016		5,600	6,023
8.125% due 01/15/2020		3,200	3,839
General Electric Capital Corp.
6.375% due 11/15/2067		3,650	3,921
General Motors Financial Co., Inc.
2.400% due 04/10/2018		600	595
3.450% due 04/10/2022		5,050	4,850
Goldman Sachs Group, Inc.
3.750% due 05/22/2025		2,500	2,514
5.750% due 01/24/2022		1,900	2,183
5.950% due 01/18/2018		14,929	16,316
6.150% due 04/01/2018		7,250	7,988
7.500% due 02/15/2019		300	351
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		8,415	9,435
6.375% due 04/15/2021		2,000	2,302
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		2,000	2,320
HBOS PLC
6.000% due 11/01/2033		1,265	1,412
6.750% due 05/21/2018		34,030	37,595
HSBC Finance Corp.
0.754% due 06/01/2016		100	100
6.676% due 01/15/2021		14,250	16,693
HSBC Holdings PLC
4.000% due 03/30/2022		800	841
4.875% due 01/14/2022		2,750	3,038
5.100% due 04/05/2021		1,125	1,249
6.375% due 09/17/2024 (c)		3,200	3,064
7.625% due 05/17/2032		1,230	1,579
ING Bank NV
5.800% due 09/25/2023		8,500	9,234
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		9,000	9,385
International Lease Finance Corp.
6.750% due 09/01/2016		13,630	14,124
7.125% due 09/01/2018		9,100	10,043
Intesa Sanpaolo SpA
2.375% due 01/13/2017		2,950	2,961
5.017% due 06/26/2024		7,200	7,120
5.250% due 01/12/2024		1,800	1,921
6.500% due 02/24/2021		11,629	13,421
JPMorgan Chase & Co.
3.900% due 07/15/2025		7,000	7,170
4.500% due 01/24/2022		7,900	8,532
6.000% due 01/15/2018		1,500	1,640
7.900% due 04/30/2018 (c)		12,000	12,472
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		22,550	24,375
JPMorgan Chase Capital
1.277% due 09/30/2034		3,000	2,531
KBC Bank NV
8.000% due 01/25/2023		5,000	5,478
Kilroy Realty LP
4.375% due 10/01/2025		5,000	5,058
5.000% due 11/03/2015		200	201
KKR Group Finance Co. LLC
5.125% due 06/01/2044		1,900	1,857
Lehman Brothers Holdings, Inc.
5.875% due 11/15/2017 ^		8,150	846
6.875% due 05/02/2018 ^		16,693	1,774
7.875% due 05/08/2018 ^	GBP	16,500	2,870

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Bank PLC
12.000% due 12/16/2024 (c)	$1,250	$1,772
MetLife, Inc.
6.400% due 12/15/2066	30	33
Morgan Stanley
4.000% due 07/23/2025	1,600	1,638
5.500% due 01/26/2020	300	335
National Australia Bank Ltd.
2.625% due 07/23/2020	7,500	7,577
Nationwide Building Society
3.900% due 07/21/2025	8,000	8,191
Navient Corp.
5.500% due 01/15/2019	700	652
5.625% due 08/01/2033	2,000	1,305
8.450% due 06/15/2018	50,650	52,201
Nippon Life Insurance Co.
5.000% due 10/18/2042	3,900	4,083
Nordea Bank AB
2.500% due 09/17/2020	2,500	2,523
6.125% due 09/23/2024 (c)	2,440	2,413
Omega Healthcare Investors, Inc.
4.950% due 04/01/2024	2,250	2,279
5.250% due 01/15/2026	1,200	1,223
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	1,200	1,327
PPF Funding, Inc.
5.700% due 04/15/2017	3,500	3,662
Prologis LP
4.250% due 08/15/2023	5,170	5,366
Rabobank Group
5.250% due 08/04/2045	3,500	3,557
8.375% due 07/26/2016 (c)	17,919	18,529
8.400% due 06/29/2017 (c)	5,200	5,550
11.000% due 06/30/2019 (c)	7,000	8,633
Reliance Standard Life Global Funding
2.500% due 04/24/2019	9,000	9,086
Resona Bank Ltd.
5.850% due 04/15/2016 (c)	6,900	7,062
Rio Oil Finance Trust
6.250% due 07/06/2024	1,950	1,253
6.750% due 01/06/2027	1,950	1,211
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)	26,135	30,578
Royal Bank of Scotland PLC
9.500% due 03/16/2022	6,861	7,491
Santander Holdings USA, Inc.
4.500% due 07/17/2025	1,000	1,007
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	10,000	10,191
SL Green Realty Corp.
4.500% due 12/01/2022	7,200	7,449
5.000% due 08/15/2018	9,050	9,653
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)	14,000	16,577
State Street Capital Trust
1.337% due 06/01/2077	15,500	12,497
State Street Corp.
3.550% due 08/18/2025	5,000	5,097
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	1,831	1,900
Stone Street Trust
5.902% due 12/15/2015	13,900	14,050
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024	1,900	1,962
Synchrony Financial
3.000% due 08/15/2019	2,400	2,421

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 08/15/2021	$1,300	$1,315
4.500% due 07/23/2025	2,500	2,525
Tiers Trust
8.125% due 09/15/2017	185	194
UBS AG
5.125% due 05/15/2024	6,165	6,071
7.625% due 08/17/2022	9,500	10,946
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	8,575	8,602
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)	14,900	15,158
UDR, Inc.
3.750% due 07/01/2024	7,550	7,561
USAA Capital Corp.
2.450% due 08/01/2020	3,500	3,561
USB Capital
3.500% due 11/02/2015 (c)	14,250	11,614
Vonovia Finance BV
3.200% due 10/02/2017	16,800	17,193
5.000% due 10/02/2023	6,555	6,999
Vornado Realty LP
2.500% due 06/30/2019	8,950	8,943
Wachovia Capital Trust
5.570% due 11/02/2015 (c)	10,010	9,823
WEA Finance LLC
3.250% due 10/05/2020 (a)	12,000	12,130
Wells Fargo & Co.
2.600% due 07/22/2020	5,000	5,054
Welltower, Inc.
3.625% due 03/15/2016	5,248	5,301
Weyerhaeuser Co.
7.375% due 10/01/2019	5,000	5,894

		1,227,505

INDUSTRIALS 19.6%
AbbVie, Inc.
2.500% due 05/14/2020	5,600	5,575
Actavis Funding SCS
1.850% due 03/01/2017	5,000	5,013
3.450% due 03/15/2022	2,800	2,766
3.800% due 03/15/2025	4,335	4,202
Amazon.com, Inc.
3.800% due 12/05/2024	2,050	2,103
Amgen, Inc.
3.625% due 05/22/2024	3,200	3,216
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,600	17,027
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	439	441
Baidu, Inc.
3.000% due 06/30/2020	3,000	2,983
BAT International Finance PLC
2.750% due 06/15/2020	5,400	5,510
Boston Scientific Corp.
2.650% due 10/01/2018	3,830	3,880
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023	2,925	2,886
4.100% due 06/01/2021	5,000	5,358
4.900% due 04/01/2044	700	729
8.125% due 04/15/2020	7,000	8,612
CCO Safari LLC
4.464% due 07/23/2022	7,500	7,509
4.908% due 07/23/2025	18,800	18,746
6.484% due 10/23/2045	900	910
CNPC General Capital Ltd.
2.750% due 05/14/2019	3,400	3,413

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	$40	$56
ConAgra Foods, Inc.
1.900% due 01/25/2018	1,600	1,593
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,227	3,287
4.750% due 07/12/2022	7,604	7,994
6.000% due 07/12/2020	815	852
7.250% due 05/10/2021	673	756
7.707% due 10/02/2022	24	26
9.000% due 01/08/2018	1,161	1,221
Continental Resources, Inc.
3.800% due 06/01/2024	5,650	4,592
Cox Communications, Inc.
3.250% due 12/15/2022	9,250	8,703
5.875% due 12/01/2016	100	105
Crown Castle Towers LLC
6.113% due 01/15/2040	700	791
CSX Corp.
3.950% due 05/01/2050	1,000	870
CVS Health Corp.
1.900% due 07/20/2018	1,300	1,310
CVS Pass-Through Trust
7.507% due 01/10/2032	1,920	2,381
DIRECTV Holdings LLC
5.200% due 03/15/2020	3,700	4,046
Energy Transfer Partners LP
4.150% due 10/01/2020	2,500	2,532
4.650% due 06/01/2021	400	399
9.700% due 03/15/2019	444	530
Enterprise Products Operating LLC
3.350% due 03/15/2023	1,100	1,065
3.900% due 02/15/2024	700	689
6.500% due 01/31/2019	1,634	1,834
General Motors Co.
4.875% due 10/02/2023	5,998	6,119
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	2,050	1,661
Hewlett Packard Enterprise Co.
3.600% due 10/15/2020 (a)	3,350	3,349
Home Depot, Inc.
2.625% due 06/01/2022	1,800	1,801
Hospira, Inc.
5.200% due 08/12/2020	4,600	5,211
Imperial Tobacco Finance PLC
2.050% due 07/20/2018	1,100	1,100
2.950% due 07/21/2020	9,500	9,568
3.500% due 02/11/2023	1,300	1,272
Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,032
Intel Corp.
3.700% due 07/29/2025	3,700	3,806
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021	5,744	5,500
3.950% due 09/01/2022	2,700	2,540
Kinder Morgan, Inc.
7.800% due 08/01/2031	12,885	13,210
8.050% due 10/15/2030	9,200	10,183
KLA-Tencor Corp.
4.125% due 11/01/2021	1,500	1,527
Kraft Heinz Foods Co.
2.000% due 07/02/2018	2,400	2,405
Lender Processing Services, Inc.
5.750% due 04/15/2023	2,393	2,543
Lowe’s Cos., Inc.
3.375% due 09/15/2025	500	507

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Masco Corp.
6.125% due 10/03/2016	$5,750	$5,994
7.125% due 03/15/2020	1,000	1,158
McKesson Corp.
3.796% due 03/15/2024	8,400	8,632
Medtronic, Inc.
1.137% due 03/15/2020	3,000	2,988
3.150% due 03/15/2022	2,700	2,741
3.500% due 03/15/2025	3,400	3,475
Mid-America Apartments LP
3.750% due 06/15/2024	1,800	1,771
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	13,100	12,838
Motorola Solutions, Inc.
4.000% due 09/01/2024	3,000	2,713
Mylan, Inc.
3.125% due 01/15/2023	650	626
NetApp, Inc.
3.375% due 06/15/2021	750	740
Newfield Exploration Co.
5.375% due 01/01/2026	3,600	3,312
5.625% due 07/01/2024	1,500	1,433
5.750% due 01/30/2022	400	390
Petrofac Ltd.
3.400% due 10/10/2018	2,800	2,761
Pioneer Natural Resources Co.
6.650% due 03/15/2017	3,000	3,178
6.875% due 05/01/2018	4,800	5,270
Pride International, Inc.
8.500% due 06/15/2019	1,135	1,176
QUALCOMM, Inc.
0.883% due 05/20/2020	3,000	2,939
QVC, Inc.
4.850% due 04/01/2024	700	680
Regency Energy Partners LP
5.750% due 09/01/2020	300	322
6.500% due 07/15/2021	3,298	3,420
RELX Capital, Inc.
3.125% due 10/15/2022	278	273
Reynolds American, Inc.
6.750% due 06/15/2017	4,900	5,307
Rock-Tenn Co.
4.450% due 03/01/2019	1,100	1,173
Rockies Express Pipeline LLC
5.625% due 04/15/2020	3,000	2,925
SBA Tower Trust
3.598% due 04/15/2043	27,600	27,777
Southwestern Energy Co.
4.100% due 03/15/2022	850	770
7.500% due 02/01/2018	3,500	3,739
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016	4,750	4,920
Time Warner Cable, Inc.
6.550% due 05/01/2037	1,900	1,873
8.750% due 02/14/2019	1,200	1,410
Time Warner, Inc.
3.600% due 07/15/2025	2,400	2,361
7.625% due 04/15/2031	505	647
7.700% due 05/01/2032	185	241
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,883	2,191
United Airlines Pass-Through Trust
3.750% due 03/03/2028	3,000	3,011
UnitedHealth Group, Inc.
0.744% due 01/17/2017	4,000	4,001
1.900% due 07/16/2018	3,000	3,033

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.700% due 07/15/2020	$2,000	$2,048
3.750% due 07/15/2025	2	2
Universal Health Services, Inc.
7.125% due 06/30/2016	500	517
Viacom, Inc.
2.500% due 09/01/2018	4,250	4,276
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	7,150	6,905
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,747
Williams Partners LP
4.300% due 03/04/2024	1,000	909
Wynn Las Vegas LLC
4.250% due 05/30/2023	2,200	1,826
5.375% due 03/15/2022	500	463
5.500% due 03/01/2025	17,500	15,072
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	5,900	5,928

		399,747

UTILITIES 6.6%
AEP Texas Central Co.
6.650% due 02/15/2033	300	373
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	9,000	9,869
AT&T, Inc.
2.625% due 12/01/2022	900	860
3.000% due 06/30/2022	3,300	3,225
3.400% due 05/15/2025	14,400	13,778
BG Energy Capital PLC
4.000% due 10/15/2021	7,000	7,445
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,276	1,323
BVPS Funding Corp.
8.890% due 06/01/2017	270	279
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,463
Entergy Corp.
4.000% due 07/15/2022	8,100	8,378
FirstEnergy Corp.
4.250% due 03/15/2023	100	101
7.375% due 11/15/2031	288	349
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	500	493
9.250% due 04/23/2019	4,200	4,652
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	1,000	875
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	500	533
Jersey Central Power & Light Co.
5.650% due 06/01/2017	700	747
KT Corp.
1.750% due 04/22/2017	7,500	7,514
Metropolitan Edison Co.
7.700% due 01/15/2019	155	181
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	2,989	780
6.750% due 10/01/2023	725	198
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,391
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,839
Petrobras Global Finance BV
4.375% due 05/20/2023	16,600	10,873
Plains All American Pipeline LP
8.750% due 05/01/2019	700	836

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PNPP Funding Corp.
9.120% due 05/30/2016	$100	$102
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,872
Rosneft Finance S.A.
7.875% due 03/13/2018	7,750	8,165
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017	7,500	7,498
Utility Contract Funding LLC
7.944% due 10/01/2016	123	128
Verizon Communications, Inc.
4.672% due 03/15/2055	10,000	8,652
4.862% due 08/21/2046	1,757	1,650
5.150% due 09/15/2023	14,400	15,912

		133,334

Total Corporate Bonds & Notes (Cost $1,709,665)		1,760,586

MUNICIPAL BONDS & NOTES 0.0%

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	928

Total Municipal Bonds & Notes (Cost $739)		928

U.S. GOVERNMENT AGENCIES 0.0%
Ginnie Mae
8.500% due 08/15/2030	22	26

Total U.S. Government Agencies (Cost $23)		26

U.S. TREASURY OBLIGATIONS 34.4%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)(j)	62,595	57,682
3.000% due 05/15/2045 (f)	10,325	10,576
3.125% due 08/15/2044 (f)(h)(j)	58,100	60,854
U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2025 (f)	13,687	13,352
2.375% due 01/15/2025 (h)(j)	29,310	33,782
U.S. Treasury Notes
2.000% due 02/15/2025 (f)(h)(j)	22,020	21,943
2.000% due 08/15/2025 (f)	176,415	175,593
0.375% due 01/31/2016 (h)	1,045	1,046
1.375% due 04/30/2020 (f)(h)(j)	115,700	116,038
1.375% due 08/31/2020 (f)	208,350	208,659
1.750% due 09/30/2019 (j)	400	409

Total U.S. Treasury Obligations (Cost $700,193)		699,934

MORTGAGE-BACKED SECURITIES 0.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.487% due 01/15/2046	1,635	1,636
Structured Asset Mortgage Investments Trust
0.916% due 03/19/2034	1,319	1,268

Total Mortgage-Backed Securities (Cost $2,896)		2,904

ASSET-BACKED SECURITIES 1.5%
Cavalry CLO Ltd.
1.659% due 01/16/2024	3,100	3,092
Eagle Ltd.
2.570% due 12/15/2039	1,138	1,136

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Elm CLO Ltd.
1.689% due 01/17/2023	$4,324	$4,333
Inwood Park CDO Ltd.
0.512% due 01/20/2021	421	420
LCM LP
1.486% due 07/14/2022	1,278	1,277
Race Point CLO Ltd.
1.637% due 12/15/2022	4,297	4,298
Springleaf Funding Trust
3.920% due 01/16/2023	3,200	3,200
Voya CLO Ltd.
1.589% due 10/15/2022	4,400	4,400
1.609% due 10/15/2022	7,800	7,795

Total Asset-Backed Securities (Cost $29,901)		29,951

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.6%

BANKING & FINANCE 1.6%
Wells Fargo & Co.
7.500% (c)	27,300	31,880

Total Convertible Preferred Securities (Cost $21,287)		31,880

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
CoBank ACB
6.200% due 01/01/2025 (c)	30,000	3,032

	SHARES	MARKET VALUE (000S)
UTILITIES 0.0%
SCE Trust
5.750% due 03/15/2024 (c)	20,000	$544

Total Preferred Securities (Cost $3,505)		3,576

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.2%

CERTIFICATES OF DEPOSIT 1.0%
Banco Bilbao Vizcaya Argentaria S.A.
1.171% due 05/16/2016	$5,000	4,988
Intesa Sanpaolo SpA
1.666% due 04/11/2016	15,500	15,526

		20,514

REPURCHASE AGREEMENTS (e) 0.2%
		3,472

Total Short-Term Instruments (Cost $23,972)		23,986

Total Investments in Securities (Cost $2,578,638)		2,640,396

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	63,598	$631

Total Short-Term Instruments (Cost $631)		631

Total Investments in Affiliates (Cost $631)		631

Total Investments 129.8% (Cost $2,579,269)		$2,641,027

Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $3,245)		2,006

Other Assets and Liabilities, net (29.9%)		(608,698)

Net Assets 100.0%		$2,034,335

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$ 9,949	$10,208	0.50%
Delta Air Lines, Inc.	2.227%	09/30/2019	09/29/2014	16,993	16,967	0.83%

				$ 26,942	$27,175	1.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$3,472	U.S. Treasury Notes 0.625% due 02/15/2017	$(3,544)	$3,472	$3,472

Total Repurchase Agreements						$(3,544)	$3,472	$3,472

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.400%	08/25/2015	10/06/2015	$(10,523)	$(10,527)
	0.450%	08/28/2015	10/09/2015	(18,689)	(18,697)
	0.600%	09/25/2015	10/02/2015	(128,168)	(128,181)
	0.680%	09/30/2015	10/07/2015	(12,101)	(12,101)
	0.750%	09/24/2015	10/01/2015	(3,453)	(3,454)
	1.000%	09/30/2015	10/07/2015	(1,372)	(1,372)
GRE	0.400%	08/25/2015	10/06/2015	(10,153)	(10,157)
	0.950%	09/29/2015	10/01/2015	(4,700)	(4,700)
JPS	0.190%	09/25/2015	10/09/2015	(37,046)	(37,047)
	0.250%	09/09/2015	10/09/2015	(10,493)	(10,495)
	0.250%	09/24/2015	10/01/2015	(68,224)	(68,227)
	0.390%	08/31/2015	10/05/2015	(65,300)	(65,322)
SGY	0.230%	10/01/2015	10/16/2015	(22,861)	(22,861)

Total Reverse Repurchase Agreements					$(393,141)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.090%	09/22/2015	10/06/2015	$(74,734)	$(74,750)
	0.360%	09/09/2015	10/09/2015	(30,413)	(30,437)
	0.430%	09/10/2015	10/13/2015	(18,561)	(18,577)
	0.500%	09/10/2015	10/13/2015	(34,087)	(34,131)
	0.650%	09/24/2015	10/01/2015	(22,844)	(22,847)
	0.650%	09/29/2015	10/06/2015	(53,928)	(53,945)
	0.660%	09/24/2015	10/01/2015	(2,401)	(2,401)
	0.790%	09/30/2015	10/02/2015	(7,583)	(7,584)
NOM	0.100%	10/01/2015	10/08/2015	(4,711)	(4,713)
TDM	0.050%	09/23/2015	10/07/2015	(7,932)	(7,935)

Total Sale-Buyback Transactions					$(257,320)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $297,410 at a weighted average interest rate of 0.109%.
(3)	Payable for sale-buyback transactions includes $80 of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $653,410 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(174,332)	$0	$(174,332)	$173,947	$(385)
GRE	0	(14,857)	0	(14,857)	14,943	86
JPS	0	(181,091)	0	(181,091)	180,276	(815)
SGY	0	(22,861)	0	(22,861)	22,757	(104)
SSB	3,472	0	0	3,472	(3,544)	(72)

Master Securities Forward Transaction Agreement
GSC	0	0	(244,672)	(244,672)	243,675	(997)
NOM	0	0	(4,713)	(4,713)	4,687	(26)
TDM	0	0	(7,935)	(7,935)	7,963	28

Total Borrowings and Other Financing Transactions	$3,472	$(393,141)	$(257,320)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(76,381)	$(293,899)	$0	$0	$(370,280)

Total	$(76,381)	$(293,899)	$0	$0	$(370,280)

Sale-Buyback Transactions
U.S. Treasury Obligations	(25,248)	(232,072)	0	0	(257,320)

Total	$(25,248)	$(232,072)	$0	$0	$(257,320)

Total Borrowings	$(101,629)	$(525,971)	$0	$0	$(627,600)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(627,600)

(5)	Unsettled reverse repurchase agreements liability of $(22,861) is outstanding at period end.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar June Futures	Short	06/2016	1,121	$(1,432)	$42	$0
90-Day Eurodollar June Futures	Short	06/2017	924	(1,300)	35	0
90-Day Eurodollar March Futures	Short	03/2017	518	(617)	19	0
90-Day Eurodollar September Futures	Short	09/2016	1,757	(2,294)	66	0
U.S. Treasury 2-Year Note December Futures	Long	12/2015	38	18	0	(2)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	2,011	2,691	0	(157)

Total Futures Contracts				$(2,934)	$162	$(159)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$7,150	$63	$(59)	$1	$0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	19,600	116	(171)	1	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	454,350	2,416	(4,145)	11	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	73,600	263	(21)	1	(14)

				$2,858	$(4,396)	$14	$(14)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	12/16/2025	7,500	$(293)	$(399)	$7	$0
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	38,100	(189)	(190)	6	0
Receive	3-Month USD-LIBOR	2.250%	03/16/2019	204,600	(3,185)	(3,062)	56	0
Receive	3-Month USD-LIBOR	2.910%	08/20/2019	242,900	(2,537)	(1,663)	42	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	242,100	(6,123)	(7,174)	159	0
Receive	3-Month USD-LIBOR	2.330%	08/19/2025	17,000	(534)	(471)	16	0
Receive	3-Month USD-LIBOR	2.335%	08/24/2025	12,600	(397)	(353)	12	0
Pay	3-Month USD-LIBOR	2.350%	10/02/2025	62,100	(1,884)	(1,484)	0	(1,884)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	337,400	(13,469)	(16,692)	251	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	121,250	(4,848)	(9,683)	373	0

					$(33,459)	$(41,171)	$922	$(1,884)

Total Swap Agreements					$(30,601)	$(45,567)	$936	$(1,898)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $30,695 and cash of $21,207 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$162	$945	$1,107	$0	$(159)	$(1,898)	$(2,057)

(4)	Unsettled variation margin asset of $9 for closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$	5,400	$562	$516

GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	01/11/2016		88,700	179	346

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160%	09/14/2018		8,800	770	682

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.045%	01/06/2016		80,250	189	365
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020%	12/18/2017		9,200	743	677
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160%	09/14/2018		10,300	930	798
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180%	09/17/2018		16,950	1,582	1,288
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185%	09/17/2018		18,100	1,674	1,369

								$6,629	$6,041

Total Purchased Options								$6,629	$6,041

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$	4,100	$(7)	$(9)

BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015		74,000	(114)	(160)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.050%	11/18/2015		3,700	(7)	(6)

CBK	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		12,200	(22)	(27)

GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050%	12/16/2015		7,200	(19)	(26)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		11,400	(8)	(2)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		11,400	(13)	(32)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.050%	11/18/2015		22,800	(37)	(39)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100%	01/20/2016		2,500	(10)	(10)

MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.750%	12/16/2015		18,400	(15)	(8)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050%	12/16/2015		18,400	(44)	(66)

							$(296)	$(385)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$	23,800	$(562)	$(416)

JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	09/14/2018		38,800	(780)	(647)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	12/18/2017		39,400	(740)	(522)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	09/14/2018		45,200	(925)	(754)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	09/17/2018		154,250	(3,281)	(2,577)

								$(6,288)	$(4,916)

Total Written Options								$(6,584)	$(5,301)

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Premiums
Balance at Beginning of Period	0	$797,050	$(5,930)
Sales	219	706,080	(7,776)
Closing Buys	0	(586,280)	5,553
Expirations	(219)	(83,300)	171
Exercised	0	(346,000)	1,398

Balance at End of Period	0	$487,550	$(6,584)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Darden Restaurants, Inc.	(1.000%	)	06/20/2020	0.830%	$ 3,500	$(5)	$(23)	$0	$(28)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	12/20/2017	0.279%	$ 2,400	$(13)	$52	$39	$0
	Goldman Sachs Group, Inc.	1.000%	09/20/2018	0.621%	2,000	23	0	23	0
	Italy Government International Bond	1.000%	12/20/2018	0.816%	100	(5)	6	1	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.582%	9,575	154	(14)	140	0

BPS	China Government International Bond	1.000%	09/20/2020	1.213%	6,500	(30)	(34)	0	(64)
	Masco Corp.	5.000%	12/20/2017	0.261%	10,700	1,404	(260)	1,144	0
	Petrobras International Finance Co.	1.000%	06/20/2018	10.322%	3,000	(150)	(492)	0	(642)
	Petroleos Mexicanos	1.000%	09/20/2020	2.817%	600	(28)	(21)	0	(49)

BRC	Berkshire Hathaway, Inc.	1.000%	12/20/2021	0.785%	4,200	30	24	54	0
	China Government International Bond	1.000%	09/20/2020	1.213%	1,050	0	(10)	0	(10)
	Ford Motor Co.	5.000%	12/20/2015	0.240%	1,550	166	(147)	19	0
	Ford Motor Co.	5.000%	12/20/2017	0.554%	30,000	3,863	(864)	2,999	0
	General Electric Capital Corp.	1.000%	12/20/2017	0.231%	750	(9)	22	13	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.319%	9,700	114	116	230	0
	Goldman Sachs Group, Inc.	1.000%	03/20/2019	0.706%	4,000	13	28	41	0
	Italy Government International Bond	1.000%	12/20/2018	0.816%	100	(5)	6	1	0
	Italy Government International Bond	1.000%	06/20/2020	1.040%	28,100	25	(68)	0	(43)
	MetLife, Inc.	1.000%	12/20/2018	0.561%	11,000	0	157	157	0
	Mexico Government International Bond	1.000%	09/20/2020	1.730%	3,200	(58)	(51)	0	(109)
	Prudential Financial, Inc.	1.000%	09/20/2019	0.682%	3,900	79	(30)	49	0

CBK	China Government International Bond	1.000%	09/20/2020	1.213%	600	0	(6)	0	(6)
	Freeport-McMoRan, Inc.	1.000%	06/20/2016	1.941%	2,550	(28)	11	0	(17)
	MetLife, Inc.	1.000%	09/20/2019	0.729%	10,000	194	(86)	108	0
	Mexico Government International Bond	1.000%	09/20/2020	1.730%	3,700	(65)	(61)	0	(126)
	Spain Government International Bond	1.000%	06/20/2020	0.941%	11,950	154	(119)	35	0

DBL	Petroleos Mexicanos	1.000%	09/20/2020	2.817%	2,000	(100)	(65)	0	(165)

DUB	Berkshire Hathaway, Inc.	1.000%	12/20/2017	0.279%	8,700	(35)	177	142	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.319%	500	8	4	12	0
	MetLife, Inc.	1.000%	09/20/2021	1.098%	24,500	256	(384)	0	(128)
	Morgan Stanley	1.000%	03/20/2021	1.030%	5,000	(38)	32	0	(6)
	Prudential Financial, Inc.	1.000%	09/20/2021	1.054%	14,700	170	(211)	0	(41)

FBF	Mexico Government International Bond	1.000%	09/20/2020	1.730%	1,800	(33)	(28)	0	(61)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
GST	China Government International Bond	1.000%	09/20/2020	1.213%	$2,700	$(3)	$(23)	$0	$(26)
	Continental Resources, Inc.	1.000%	06/20/2016	2.507%	1,000	13	(24)	0	(11)
	Enbridge, Inc.	1.000%	09/20/2017	2.046%	6,000	103	(223)	0	(120)
	Italy Government International Bond	1.000%	12/20/2018	0.816%	9,300	(606)	663	57	0
	Italy Government International Bond	1.000%	03/20/2019	0.860%	16,000	(269)	349	80	0
	Italy Government International Bond	1.000%	06/20/2020	1.040%	12,700	0	(20)	0	(20)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%	3,000	(54)	(48)	0	(102)
	Morgan Stanley	1.000%	06/20/2020	0.917%	3,800	31	(15)	16	0
	Petroleos Mexicanos	1.000%	09/20/2020	2.817%	600	(29)	(20)	0	(49)
	Spain Government International Bond	1.000%	06/20/2020	0.941%	29,350	364	(277)	87	0

HUS	Brazil Government International Bond	1.000%	09/20/2020	4.734%	2,000	(149)	(168)	0	(317)
	China Government International Bond	1.000%	09/20/2020	1.213%	2,950	(9)	(20)	0	(29)
	Italy Government International Bond	1.000%	06/20/2020	1.040%	24,000	(24)	(13)	0	(37)
	Petrobras International Finance Co.	1.000%	06/20/2019	10.445%	2,300	(189)	(444)	0	(633)
	Spain Government International Bond	1.000%	06/20/2020	0.941%	6,500	71	(52)	19	0

JPM	Domtar Corp.	1.000%	03/20/2019	0.914%	1,000	(19)	22	3	0
	Petroleos Mexicanos	1.000%	09/20/2020	2.817%	2,300	(119)	(70)	0	(189)

MYC	Domtar Corp.	1.000%	03/20/2019	0.914%	1,000	(23)	26	3	0
	Domtar Corp.	1.000%	06/20/2019	1.022%	2,500	(41)	40	0	(1)
	General Electric Capital Corp.	1.000%	12/20/2017	0.231%	24,500	(333)	759	426	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.319%	5,000	72	46	118	0
	Italy Government International Bond	1.000%	12/20/2018	0.816%	22,700	(1,073)	1,212	139	0
	Italy Government International Bond	1.000%	06/20/2020	1.040%	19,500	(29)	(1)	0	(30)
	Spain Government International Bond	1.000%	06/20/2020	0.941%	7,900	74	(51)	23	0

SOG	Spain Government International Bond	1.000%	06/20/2020	0.941%	15,400	145	(99)	46	0

						$3,960	$(767)	$6,224	$(3,031)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
FBF	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$	10,500	$(560)	$(27)	$0	$(587)

MYC	MCDX-24 10-Year Index	1.000%	06/20/2025		5,750	(195)	16	0	(179)

						$(755)	$(11)	$0	$(766)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Receive	3-Month USD-CPURNSA Index	1.540%	11/07/2016	$	1,700	$0	$(38)	$0	$(38)

MYC	Receive	3-Month USD-CPURNSA Index	1.533%	11/07/2016		6,500	0	(145)	0	(145)

							$0	$(183)	$0	$(183)

Total Swap Agreements							$3,200	$(984)	$6,224	$(4,008)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $3,559 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$0	$0	$203	$203	$0	$0	$0	$0	$203	$(210)	$(7)
BPS	0	0	1,144	1,144	0	(9)	(755)	(764)	380	(540)	(160)
BRC	0	0	3,563	3,563	0	(166)	(162)	(328)	3,235	(3,340)	(105)
CBK	0	0	143	143	0	(27)	(149)	(176)	(33)	0	(33)
DBL	0	0	0	0	0	0	(165)	(165)	(165)	0	(165)
DUB	0	516	154	670	0	(416)	(213)	(629)	41	877	918
FBF	0	0	0	0	0	0	(648)	(648)	(648)	625	(23)
GLM	0	346	0	346	0	0	0	0	346	0	346
GST	0	0	240	240	0	(26)	(356)	(382)	(142)	0	(142)
HUS	0	0	19	19	0	0	(1,016)	(1,016)	(997)	1,037	40
JPM	0	682	3	685	0	(730)	(189)	(919)	(234)	0	(234)
MYC	0	4,497	709	5,206	0	(3,927)	(355)	(4,282)	924	(1,010)	(86)
SOG	0	0	46	46	0	0	0	0	46	0	46

Total Over the Counter	$0	$6,041	$6,224	$12,265	$0	$(5,301)	$(4,008)	$(9,309)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$162	$162
Swap Agreements	0	14	0	0	931	945

	$0	$14	$0	$0	$1,093	$1,107

Over the counter
Purchased Options	$0	$0	$0	$0	$6,041	$6,041
Swap Agreements	0	6,224	0	0	0	6,224

	$0	$6,224	$0	$0	$6,041	$12,265

	$0	$6,238	$0	$0	$7,134	$13,372

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$159	$159
Swap Agreements	0	14	0	0	1,884	1,898

	$0	$14	$0	$0	$2,043	$2,057

Over the counter
Written Options	$0	$385	$0	$0	$4,916	$5,301
Swap Agreements	0	3,825	0	0	183	4,008

	$0	$4,210	$0	$0	$5,099	$9,309

	$0	$4,224	$0	$0	$7,142	$11,366

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$67	$67
Futures	0	0	0	0	(731)	(731)
Swap Agreements	0	495	0	0	12,138	12,633

	$0	$495	$0	$0	$11,474	$11,969

Over the counter
Purchased Options	$0	$0	$0	$0	$(3,718)	$(3,718)
Written Options	0	156	0	0	5,251	5,407
Swap Agreements	0	2,995	0	0	0	2,995

	$0	$3,151	$0	$0	$1,533	$4,684

	$0	$3,646	$0	$0	$13,007	$16,653

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(976)	$(976)
Swap Agreements	0	(4,698)	0	0	(27,353)	(32,051)

	$0	$(4,698)	$0	$0	$(28,329)	$(33,027)

Over the counter
Purchased Options	$0	$0	$0	$0	$2,938	$2,938
Written Options	0	(150)	0	0	(1,788)	(1,938)
Swap Agreements	0	(3,672)	0	0	(15)	(3,687)

	$0	$(3,822)	$0	$0	$1,135	$(2,687)

	$0	$(8,520)	$0	$0	$(27,194)	$(35,714)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$57,057	$29,568	$86,625
Corporate Bonds & Notes
Banking & Finance	0	1,227,505	0	1,227,505
Industrials	3,349	393,387	3,011	399,747
Utilities	0	133,334	0	133,334
Municipal Bonds & Notes
Utah	0	928	0	928
U.S. Government Agencies	0	26	0	26
U.S. Treasury Obligations	0	699,934	0	699,934
Mortgage-Backed Securities	0	2,904	0	2,904
Asset-Backed Securities	0	28,815	1,136	29,951
Convertible Preferred Securities
Banking & Finance	0	31,880	0	31,880

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Preferred Securities
Banking & Finance	$0	$3,032	$0	$3,032
Utilities	0	544	0	544
Short-Term Instruments
Certificates of Deposit	0	20,514	0	20,514
Repurchase Agreements	0	3,472	0	3,472
	$3,349	$2,603,332	$33,715	$2,640,396

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$631	$0	$0	$631

Total Investments	$3,980	$2,603,332	$33,715	$2,641,027

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$162	$936	$0	$1,098
Over the counter	0	12,265	0	12,265
	$162	$13,201	$0	$13,363

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(159)	$(1,898)	$0	$(2,057)
Over the counter	0	(9,298)	(11)	(9,309)
	$(159)	$(11,196)	$(11)	$(11,366)

Totals	$3,983	$2,605,337	$33,704	$2,643,024

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$31,348	$(64)	$(1,962)	$0	$0	$246	$0	$0	$29,568	$240
Corporate Bonds & Notes
Industrials	25,079	0	(5,170)	(37)	193	(727)	0	(16,327)	3,011	(116)
Utilities	1,477	0	(105)	0	0	(49)	0	(1,323)	0	0
Asset-Backed Securities	4,528	0	(175)	3	0	(20)	0	(3,200)	1,136	0

	$62,432	$(64)	$(7,412)	$(34)	$193	$(550)	$0	$(20,850)	$33,715	$124

Financial Derivative Instruments - Liabilities
Over the counter	$(5)	$0	$0	$0	$0	$(6)	$0	$0	$(11)	$(5)

Totals	$62,427	$(64)	$(7,412)	$(34)	$193	$(556)	$0	$(20,850)	$33,704	$119

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$29,568	Proxy Pricing	Base Price	99.89-102.19
Corporate Bonds & Notes
Industrials	3,011	Third Party Vendor	Broker Quote	100.38
Asset-Backed Securities	1,136	Third Party Vendor	Broker Quote	99.91

Financial Derivative Instruments - Liabilities
Over the counter	(11)	Indicative Market Quotation	Broker Quote	(1.09)

Total	$33,704

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	87

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.6%

BANK LOAN OBLIGATIONS 4.9%
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (e)	$64,430	$66,107
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	1,720	1,715
Charter Communications Operating LLC
3.000% due 07/01/2020	39,048	38,648
3.000% due 01/04/2021	12,952	12,808
3.500% due 01/24/2023	42,500	42,304
Crown Castle Operating Co.
3.000% due 01/31/2021	107,846	107,715
CSC Holdings, Inc.
2.694% due 04/17/2020	34,115	33,975
Dell International LLC
4.000% due 04/29/2020	17,622	17,594
Dell, Inc.
3.750% due 10/29/2018	10,833	10,823
Delos Finance SARL
3.500% due 03/06/2021	33,950	33,954
Delta Air Lines, Inc.
2.227% due 09/30/2019 (e)	102,209	102,055
2.311% due 05/09/2019 (e)	26,054	26,075
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	59,727	59,627
HCA, Inc.
2.944% due 03/31/2017	1,924	1,925
3.077% due 05/01/2018	3,118	3,120
Las Vegas Sands LLC
3.250% due 12/19/2020	162,477	161,687
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (e)	66,362	66,928
NRG Energy, Inc.
2.750% due 07/02/2018	19,045	18,709
Pennon Group PLC
5.125% due 12/15/2020	17,904	18,182
Rise Ltd.
4.750% due 01/31/2021 (e)	15,335	15,785
RPI Finance Trust
3.250% due 11/09/2018	3,491	3,500
Scorpio Bulkers, Inc.
0.840% - 2.422% due 06/30/2028	6,602	6,589
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	3,217	3,218
WR Grace & Co.
2.750% due 02/03/2021	7,346	7,309

Total Bank Loan Obligations (Cost $858,090)		860,352

CORPORATE BONDS & NOTES 79.9%

BANKING & FINANCE 26.7%
ABN AMRO Bank NV
4.750% due 07/28/2025	5,300	5,273
Aflac, Inc.
6.450% due 08/15/2040	700	865
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	4,575	4,584
Alleghany Corp.
4.900% due 09/15/2044	7,100	6,927
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	1,200	1,188

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Express Co.
4.900% due 03/15/2020 (d)		$17,900	$17,162
6.800% due 09/01/2066		4,500	4,562
American International Group, Inc.
3.875% due 01/15/2035		9,200	8,495
4.375% due 01/15/2055		3,200	2,928
4.500% due 07/16/2044		44,700	44,093
6.820% due 11/15/2037		10,000	12,499
8.175% due 05/15/2068		350	464
American Tower Corp.
4.700% due 03/15/2022		22,300	23,483
5.000% due 02/15/2024		1,700	1,790
Aon PLC
4.250% due 12/12/2042		5,050	4,655
4.450% due 05/24/2043		7,550	7,222
4.600% due 06/14/2044		10,400	10,165
Banco de Credito e Inversiones
4.000% due 02/11/2023		6,600	6,575
Banco do Brasil S.A.
3.875% due 10/10/2022		21,650	16,806
Banco Popolare SC
3.500% due 03/14/2019	EUR	100	114
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$9,300	9,346
Banco Santander Chile
3.875% due 09/20/2022		60,100	60,079
Bank of America Corp.
3.300% due 01/11/2023		5,534	5,510
3.875% due 08/01/2025		12,700	12,904
4.875% due 04/01/2044		45,900	47,991
7.750% due 05/14/2038		15,700	21,663
Bank of America N.A.
6.000% due 10/15/2036		1,700	2,047
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (d)		23,500	23,177
Bank One Corp.
8.000% due 04/29/2027		3,600	4,792
Barclays Bank PLC
3.750% due 05/15/2024		10,300	10,428
7.625% due 11/21/2022		48,650	54,610
7.750% due 04/10/2023		11,800	12,655
10.179% due 06/12/2021		12,940	16,982
14.000% due 06/15/2019 (d)	GBP	18,400	35,872
Barclays PLC
5.250% due 08/17/2045		$3,500	3,541
BBVA Bancomer S.A.
6.500% due 03/10/2021		45,935	49,254
6.750% due 09/30/2022		21,500	23,327
Berkshire Hathaway Finance Corp.
4.400% due 05/15/2042		8,350	8,256
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		24,100	24,094
BGC Partners, Inc.
5.375% due 12/09/2019		29,100	30,046
Blackstone Holdings Finance Co. LLC
5.000% due 06/15/2044		400	409
BNP Paribas S.A.
7.195% due 06/25/2037 (d)		17,300	20,111
7.375% due 08/19/2025 (d)		16,300	16,422
BPCE S.A.
4.625% due 07/11/2024		9,000	8,794
5.150% due 07/21/2024		5,900	6,009
5.700% due 10/22/2023		7,200	7,608
Brown & Brown, Inc.
4.200% due 09/15/2024		12,300	12,429
Cantor Fitzgerald LP
6.500% due 06/17/2022		26,250	27,658

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carlyle Holdings Finance LLC
5.625% due 03/30/2043	$200	$211
Chubb Corp.
6.500% due 05/15/2038	200	261
Citigroup, Inc.
0.879% due 08/25/2036	1,000	758
3.500% due 05/15/2023	1,600	1,561
6.625% due 06/15/2032	900	1,068
8.125% due 07/15/2039	135,828	196,042
CME Group, Inc.
5.300% due 09/15/2043	5,925	6,725
Countrywide Capital
8.050% due 06/15/2027	2,680	3,383
Credit Agricole S.A.
3.875% due 04/15/2024	15,000	15,537
8.125% due 09/19/2033	31,900	34,948
8.375% due 10/13/2019 (d)	4,970	5,667
Credit Suisse AG
6.500% due 08/08/2023	72,527	78,284
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025	18,550	18,058
4.875% due 05/15/2045	17,150	16,881
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041	3,160	3,260
Crown Castle International Corp.
5.250% due 01/15/2023	5,500	5,838
CubeSmart LP
4.800% due 07/15/2022	2,100	2,286
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (d)	15,000	14,962
Doctors Co.
6.500% due 10/15/2023	31,800	34,770
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	24,042	25,092
Education Realty Operating Partnership LP
4.600% due 12/01/2024	3,300	3,324
ERP Operating LP
4.500% due 07/01/2044	20,500	20,745
Federal Realty Investment Trust
4.500% due 12/01/2044	1,200	1,196
Fidelity National Financial, Inc.
5.500% due 09/01/2022	30,700	32,895
First American Financial Corp.
4.300% due 02/01/2023	5,600	5,634
First Union Capital
7.950% due 11/15/2029	1,000	1,354
FMR LLC
4.950% due 02/01/2033	6,800	7,307
5.150% due 02/01/2043	7,600	8,136
Ford Holdings LLC
9.300% due 03/01/2030	18,175	25,546
General Electric Capital Corp.
5.875% due 01/14/2038	85,750	107,293
6.150% due 08/07/2037	8,385	10,865
6.250% due 12/15/2022 (d)	7,500	8,147
6.750% due 03/15/2032	4,500	6,090
6.875% due 01/10/2039	35,864	50,328
7.500% due 08/21/2035	42,268	60,575
General Motors Financial Co., Inc.
4.000% due 01/15/2025	10,000	9,492
Goldman Sachs Group, Inc.
4.000% due 03/03/2024	30,800	31,747
4.800% due 07/08/2044	20,050	20,384
5.750% due 01/24/2022	21,400	24,587
5.950% due 01/15/2027	210	240
6.125% due 02/15/2033	7,400	8,832

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 02/01/2041		$14,825	$17,956
6.450% due 05/01/2036		5,600	6,560
6.750% due 10/01/2037		124,500	148,863
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		5,500	6,331
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	10,144
6.000% due 11/01/2033		$3,500	3,905
6.750% due 05/21/2018		10,623	11,736
HCP, Inc.
3.875% due 08/15/2024		4,200	4,118
6.750% due 02/01/2041		4,500	5,578
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (d)	GBP	2,000	3,181
HSBC Bank USA N.A.
7.000% due 01/15/2039		$15,350	19,766
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		10,922	16,465
HSBC Finance Capital Trust
5.911% due 11/30/2035		4,300	4,300
HSBC Finance Corp.
6.676% due 01/15/2021		26,375	30,897
HSBC Holdings PLC
4.250% due 08/18/2025		8,600	8,495
5.250% due 09/16/2022 (d)	EUR	3,250	3,454
6.000% due 03/29/2040	GBP	5,200	8,809
6.100% due 01/14/2042		$29,950	37,378
6.375% due 09/17/2024 (d)		37,900	36,289
6.375% due 03/30/2025 (d)		22,095	21,128
6.500% due 05/02/2036		21,400	25,394
6.500% due 09/15/2037		18,045	21,317
6.800% due 06/01/2038		26,100	32,047
7.000% due 04/07/2038	GBP	1,900	3,588
7.350% due 11/27/2032		$2,500	3,159
7.625% due 05/17/2032		11,547	14,827
Intesa Sanpaolo SpA
5.017% due 06/26/2024		7,400	7,318
6.500% due 02/24/2021		10,000	11,541
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	390
5.500% due 08/06/2022		17,100	15,091
5.650% due 03/19/2022		15,650	14,046
JPMorgan Chase & Co.
3.125% due 01/23/2025		9,900	9,571
3.900% due 07/15/2025		17,500	17,924
5.000% due 07/01/2019 (d)		31,275	30,454
5.300% due 05/01/2020 (d)		5,675	5,590
5.600% due 07/15/2041		22,750	26,106
5.625% due 08/16/2043		5,600	6,162
6.000% due 08/01/2023 (d)		13,410	13,234
6.100% due 10/01/2024 (d)		84,700	84,255
6.125% due 04/30/2024 (d)		37,100	37,100
6.400% due 05/15/2038		40,278	50,648
6.750% due 02/01/2024 (d)		46,542	48,520
7.900% due 04/30/2018 (d)		27,587	28,673
JPMorgan Chase Capital
1.277% due 09/30/2034		2,000	1,687
KBC Bank NV
8.000% due 01/25/2023		4,200	4,601
Kilroy Realty LP
4.250% due 08/15/2029		11,500	11,165
LBG Capital PLC
15.000% due 12/21/2019	GBP	11,975	25,450
Legg Mason, Inc.
5.625% due 01/15/2044		$200	208
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	4,150	7,954

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.625% due 04/06/2023	GBP	2,200	$4,467
9.875% due 12/16/2021		$400	436
12.000% due 12/16/2024 (d)(g)		200	283
13.000% due 12/19/2021	AUD	6,900	5,338
Macquarie Bank Ltd.
6.625% due 04/07/2021		$27,200	30,526
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		5,600	8,313
MetLife Capital Trust
7.875% due 12/15/2067		11,690	14,379
9.250% due 04/08/2068		42,766	59,124
MetLife, Inc.
5.250% due 06/15/2020 (d)		30,950	30,795
10.750% due 08/01/2069		3,132	4,894
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		3,000	3,083
Moody’s Corp.
5.250% due 07/15/2044		4,144	4,428
Morgan Stanley
6.375% due 07/24/2042		45,700	56,672
7.300% due 05/13/2019		17,410	20,339
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054		28,500	28,068
National Australia Bank Ltd.
2.625% due 07/23/2020		24,900	25,157
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,500	49,543
Navient Corp.
5.500% due 01/15/2019		3,300	3,075
5.625% due 08/01/2033		32,045	20,909
6.250% due 01/25/2016		1,092	1,104
7.250% due 01/25/2022		26,750	23,473
8.000% due 03/25/2020		21,750	20,880
8.450% due 06/15/2018		65,227	67,224
New York Life Insurance Co.
6.750% due 11/15/2039		12,750	16,692
Nippon Life Insurance Co.
5.000% due 10/18/2042		8,000	8,376
5.100% due 10/16/2044		34,700	35,914
Nordea Bank AB
6.125% due 09/23/2024 (d)		6,250	6,180
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		29,900	36,504
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	496
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		6,000	5,875
5.250% due 01/15/2026		21,200	21,598
Pacific Life Insurance Co.
9.250% due 06/15/2039		108,331	162,040
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		23,025	31,106
Pinnacol Assurance
8.625% due 06/25/2034 (e)		24,000	25,304
Prologis LP
4.250% due 08/15/2023		4,000	4,152
Prudential Financial, Inc.
4.600% due 05/15/2044		25,560	25,896
5.100% due 08/15/2043		6,200	6,603
5.200% due 03/15/2044		2,000	1,972
5.625% due 06/15/2043		7,000	7,241
5.700% due 12/14/2036		3,500	3,995
5.800% due 11/16/2041		5,000	5,780
6.200% due 11/15/2040		2,525	3,035
6.625% due 12/01/2037		700	879
6.625% due 06/21/2040		1,015	1,288

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QBE Capital Funding Ltd.
7.250% due 05/24/2041		$6,500	$7,272
Rabobank Group
5.250% due 08/04/2045		22,950	23,326
6.875% due 03/19/2020	EUR	35,400	46,615
8.375% due 07/26/2016 (d)		$7,900	8,169
8.400% due 06/29/2017 (d)		8,069	8,612
11.000% due 06/30/2019 (d)		24,800	30,584
Regions Bank
6.450% due 06/26/2037		16,145	19,620
Regions Financial Corp.
7.375% due 12/10/2037		5,470	6,938
Rio Oil Finance Trust
6.750% due 01/06/2027		26,890	16,694
Royal Bank of Scotland PLC
9.500% due 03/16/2022		1,400	1,529
Santander UK Group Holdings PLC
5.625% due 09/15/2045		3,900	3,881
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	100	110
4.950% due 02/07/2017		$28,000	28,508
5.180% due 06/28/2019		18,270	18,465
5.400% due 03/24/2017		2,500	2,548
5.717% due 06/16/2021		11,850	11,912
6.125% due 02/07/2022		17,250	17,581
State Street Corp.
5.250% due 09/15/2020 (d)		15,000	15,075
Stifel Financial Corp.
4.250% due 07/18/2024		10,000	10,019
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		24,600	25,380
6.850% due 12/16/2039		60,905	76,448
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	369	547
TIAA Asset Management Finance Co. LLC
4.125% due 11/01/2024		$4,300	4,393
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		13,533	18,150
Trust F/1401
6.950% due 01/30/2044		9,200	9,603
UBS AG
4.750% due 05/22/2023		6,250	6,292
4.750% due 02/12/2026	EUR	4,400	5,179
5.125% due 05/15/2024		$58,221	57,336
7.250% due 02/22/2022		15,875	16,552
7.625% due 08/17/2022		97,007	111,770
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025		1,100	1,098
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,624	2,552
Vonovia Finance BV
5.000% due 10/02/2023		$2,200	2,349
WEA Finance LLC
4.750% due 09/17/2044		6,200	6,007
Wells Fargo & Co.
3.550% due 09/29/2025		19,600	19,648
3.900% due 05/01/2045		68,800	63,581
4.100% due 06/03/2026		500	505
4.125% due 08/15/2023		16,100	16,758
5.375% due 02/07/2035		4,900	5,632
5.375% due 11/02/2043		38,900	42,963
5.606% due 01/15/2044		4,100	4,589
5.875% due 06/15/2025 (d)		4,500	4,612
5.900% due 06/15/2024 (d)		82,329	82,535
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	7,064

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 08/26/2036	$800	$976
6.600% due 01/15/2038	22,877	29,907
Wells Fargo Capital
5.950% due 12/01/2086	2,100	2,116
Welltower, Inc.
6.500% due 03/15/2041	30,000	36,369
Weyerhaeuser Co.
6.875% due 12/15/2033	14,477	17,300
6.950% due 10/01/2027	4,500	5,402
7.375% due 03/15/2032	156,387	197,147
7.950% due 03/15/2025	850	1,075
8.500% due 01/15/2025	450	588
XLIT Ltd.
5.500% due 03/31/2045	6,100	5,765

		4,668,628

INDUSTRIALS 35.9%
21st Century Fox America, Inc.
4.750% due 09/15/2044	8,100	7,943
6.150% due 03/01/2037	600	681
6.150% due 02/15/2041	51,900	59,580
6.650% due 11/15/2037	2,031	2,432
6.900% due 08/15/2039	7,229	8,866
7.750% due 12/01/2045	4,773	6,575
AbbVie, Inc.
4.400% due 11/06/2042	31,587	28,989
4.500% due 05/14/2035	17,500	16,692
4.700% due 05/14/2045	17,300	16,861
Actavis Funding SCS
3.800% due 03/15/2025	9,400	9,112
4.550% due 03/15/2035	21,900	20,222
4.750% due 03/15/2045	22,092	20,146
4.850% due 06/15/2044	50,900	46,589
Actavis, Inc.
4.625% due 10/01/2042	7,008	6,506
ADT Corp.
4.125% due 06/15/2023	2,000	1,810
4.875% due 07/15/2042	83,180	60,305
6.250% due 10/15/2021	4,750	4,922
Aetna, Inc.
4.750% due 03/15/2044	3,500	3,570
Air Canada Pass-Through Trust
4.125% due 11/15/2026	17,259	17,432
Alcoa, Inc.
5.900% due 02/01/2027	1,900	1,843
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	14,000	13,105
4.500% due 11/28/2034	1,200	1,122
Altria Group, Inc.
4.250% due 08/09/2042	8,005	7,433
5.375% due 01/31/2044	14,000	15,286
9.950% due 11/10/2038	12,747	20,451
10.200% due 02/06/2039	27,690	44,908
Amazon.com, Inc.
4.800% due 12/05/2034	17,450	17,995
4.950% due 12/05/2044	31,250	32,065
American Airlines Pass-Through Trust
3.700% due 04/01/2028	5,630	5,602
4.375% due 04/01/2024	1,860	1,862
4.950% due 07/15/2024	7,346	7,851
Amgen, Inc.
4.950% due 10/01/2041	5,650	5,701
5.150% due 11/15/2041	120,042	123,882
5.650% due 06/15/2042	25,160	28,283
6.375% due 06/01/2037	4,610	5,483
6.400% due 02/01/2039	17,650	21,014
6.900% due 06/01/2038	9,950	12,540

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anadarko Holding Co.
7.150% due 05/15/2028	$14,050	$16,236
Anadarko Petroleum Corp.
6.450% due 09/15/2036	14,916	16,466
7.000% due 11/15/2027	1,000	1,091
7.950% due 06/15/2039	56,084	71,745
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	100	122
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	261
Anthem, Inc.
3.125% due 05/15/2022	1,000	992
4.625% due 05/15/2042	21,000	20,782
Apache Corp.
4.750% due 04/15/2043	500	453
5.100% due 09/01/2040	1,600	1,534
Apple, Inc.
3.850% due 05/04/2043	2,600	2,378
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	10,500	10,167
Asciano Finance Ltd.
6.000% due 04/07/2023	27,900	30,963
Aviation Capital Group Corp.
3.875% due 09/27/2016	4,600	4,652
7.125% due 10/15/2020	7,650	8,922
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (g)	1,009	1,013
Barnabas Health, Inc.
4.000% due 07/01/2028	14,600	14,728
Barrick Gold Corp.
5.250% due 04/01/2042	13,349	10,490
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	3,886
Barrick International Barbados Corp.
6.350% due 10/15/2036	777	694
Barrick North America Finance LLC
5.700% due 05/30/2041	21,750	17,624
7.500% due 09/15/2038	6,200	6,130
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	3,900	3,249
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	16,563
Biogen, Inc.
5.200% due 09/15/2045	4,000	4,054
Boeing Co.
6.875% due 03/15/2039	2,600	3,603
Boston Scientific Corp.
6.000% due 01/15/2020	5,200	5,838
7.000% due 11/15/2035	43,837	52,053
7.375% due 01/15/2040	48,082	61,044
Buckeye Partners LP
5.600% due 10/15/2044	3,800	3,398
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	37,472
4.450% due 03/15/2043	69,500	67,664
4.550% due 09/01/2044	4,940	4,868
4.900% due 04/01/2044	3,500	3,647
5.050% due 03/01/2041	11,900	12,439
5.750% due 05/01/2040	15,720	18,042
6.200% due 08/15/2036	800	961
6.530% due 07/15/2037	2,500	2,996
7.290% due 06/01/2036	800	1,048
7.950% due 08/15/2030	600	852
Cameron International Corp.
5.125% due 12/15/2043	2,300	2,331
5.950% due 06/01/2041	13,400	14,848
7.000% due 07/15/2038	16,804	20,521

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Canadian Natural Resources Ltd.
6.750% due 02/01/2039	$1,675	$1,749
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	18,200	15,163
6.000% due 04/01/2042	10,400	7,549
Caterpillar, Inc.
4.750% due 05/15/2064	100	101
CBS Corp.
4.850% due 07/01/2042	14,534	13,405
4.900% due 08/15/2044	10,850	10,062
7.875% due 07/30/2030	12,315	16,042
CC Holdings GS LLC
3.849% due 04/15/2023	29,710	29,664
CCO Safari LLC
6.384% due 10/23/2035	42,300	42,910
6.484% due 10/23/2045	22,300	22,541
Celgene Corp.
4.625% due 05/15/2044	3,950	3,764
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	131
6.750% due 11/15/2039	16,900	17,592
CF Industries, Inc.
4.950% due 06/01/2043	5,550	4,968
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,644
Cielo S.A.
3.750% due 11/16/2022	6,500	5,525
CNOOC Finance Ltd.
3.000% due 05/09/2023	400	376
3.875% due 05/02/2022	10,900	11,027
4.250% due 05/09/2043 (g)	17,725	16,547
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	10,870
Comcast Corp.
4.500% due 01/15/2043	2,100	2,127
4.650% due 07/15/2042	46,600	48,053
4.750% due 03/01/2044	1,600	1,674
5.650% due 06/15/2035	10,000	11,558
6.400% due 05/15/2038	380	477
6.400% due 03/01/2040	78,173	99,804
6.450% due 03/15/2037	7,300	9,260
6.550% due 07/01/2039	49,110	62,512
6.950% due 08/15/2037	26,300	34,698
7.050% due 03/15/2033	6,275	8,290
ConAgra Foods, Inc.
4.650% due 01/25/2043	3,960	3,621
7.000% due 10/01/2028	1,800	2,181
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	6,090	6,204
6.000% due 07/12/2020	959	1,002
7.250% due 05/10/2021	14,359	16,136
7.566% due 09/15/2021	35	35
Continental Resources, Inc.
3.800% due 06/01/2024	750	610
4.500% due 04/15/2023	18,800	16,169
4.900% due 06/01/2044	19,298	13,848
5.000% due 09/15/2022	10,795	9,459
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,554
5.625% due 10/18/2043	2,200	2,081
Cox Communications, Inc.
4.500% due 06/30/2043	22,291	18,177
4.700% due 12/15/2042	12,190	10,402
4.800% due 02/01/2035	15,800	14,052
6.450% due 12/01/2036	2,431	2,493
8.375% due 03/01/2039	45,140	54,909

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Crown Castle Towers LLC
6.113% due 01/15/2040	$13,410	$15,151
CSN Islands Corp.
6.875% due 09/21/2019 (g)	7,032	3,340
CVS Pass-Through Trust
4.163% due 08/11/2036	10,855	10,875
4.704% due 01/10/2036	5,730	6,000
5.773% due 01/10/2033	11,938	13,175
5.789% due 01/10/2026	3,685	4,125
5.880% due 01/10/2028	4,354	5,020
5.926% due 01/10/2034	32,371	37,280
6.036% due 12/10/2028	2,240	2,535
6.943% due 01/10/2030	35,828	42,574
7.507% due 01/10/2032	94,749	117,517
8.353% due 07/10/2031	16,021	20,672
Daimler Finance North America LLC
8.500% due 01/18/2031	100	142
DCP Midstream Operating LP
5.600% due 04/01/2044	11,000	8,964
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	1,827	2,085
Deutsche Telekom International Finance BV
4.875% due 03/06/2042	4,200	4,184
8.750% due 06/15/2030	74,450	106,742
9.250% due 06/01/2032	700	1,049
Devon Energy Corp.
7.950% due 04/15/2032	18,380	22,656
DIRECTV Holdings LLC
5.150% due 03/15/2042	5,500	5,189
6.000% due 08/15/2040	4,400	4,556
6.375% due 03/01/2041	22,200	23,874
Discovery Communications LLC
3.300% due 05/15/2022	300	293
4.375% due 06/15/2021	5,600	5,842
4.875% due 04/01/2043	2,105	1,823
4.950% due 05/15/2042	800	720
6.350% due 06/01/2040	3,900	4,110
Dominion Gas Holdings LLC
4.800% due 11/01/2043	800	789
Domtar Corp.
6.750% due 02/15/2044	10,175	10,228
Dow Chemical Co.
5.250% due 11/15/2041	5,255	5,042
9.400% due 05/15/2039	45,309	66,703
DP World Ltd.
6.850% due 07/02/2037	1,200	1,275
Ecopetrol S.A.
5.875% due 05/28/2045	7,300	5,548
7.375% due 09/18/2043	25,300	23,213
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	29,068
Empresa de Transporte de Pasajeros Metro S.A.
4.750% due 02/04/2024	1,800	1,843
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,594
Enbridge, Inc.
4.500% due 06/10/2044	6,875	5,390
Encana Corp.
6.500% due 08/15/2034	6,010	5,407
6.500% due 02/01/2038	39,350	34,976
6.625% due 08/15/2037	12,082	10,865
7.200% due 11/01/2031	1,650	1,634
Energy Transfer Partners LP
4.900% due 03/15/2035	20,600	16,695
5.150% due 03/15/2045	17,100	13,390
6.125% due 12/15/2045	24,200	21,564
6.500% due 02/01/2042	600	552

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 10/15/2036	$7,000	$6,681
7.500% due 07/01/2038	20,600	21,680
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	17,950	19,662
Enterprise Products Operating LLC
4.450% due 02/15/2043	100,900	86,334
4.850% due 08/15/2042	11,300	9,996
4.850% due 03/15/2044	43,055	38,543
5.100% due 02/15/2045	22,950	21,036
5.700% due 02/15/2042	15,632	15,750
5.750% due 03/01/2035	15,361	15,643
5.950% due 02/01/2041	7,513	7,769
6.125% due 10/15/2039	5,000	5,281
6.450% due 09/01/2040	2,395	2,595
6.650% due 10/15/2034	2,000	2,245
7.550% due 04/15/2038	4,000	4,820
EQT Midstream Partners LP
4.000% due 08/01/2024	10,100	8,935
FedEx Corp.
3.875% due 08/01/2042	765	673
3.900% due 02/01/2035	5,500	5,076
5.100% due 01/15/2044	5,000	5,261
Fidelity National Information Services, Inc.
3.500% due 04/15/2023	5,200	4,950
Ford Motor Co.
4.750% due 01/15/2043	16,500	15,544
7.400% due 11/01/2046	7,050	8,966
7.450% due 07/16/2031	15,261	19,012
8.900% due 01/15/2032	9,209	12,302
9.980% due 02/15/2047	5,300	7,587
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	28,600	28,887
Freeport-McMoRan, Inc.
5.450% due 03/15/2043	7,050	4,935
General Electric Co.
4.125% due 10/09/2042	44,200	43,737
4.500% due 03/11/2044	28,550	29,676
General Motors Co.
5.000% due 04/01/2035	21,050	19,567
5.200% due 04/01/2045	27,800	26,198
Georgia-Pacific LLC
7.250% due 06/01/2028	14,460	18,739
7.375% due 12/01/2025	400	508
7.750% due 11/15/2029	4,000	5,361
8.000% due 01/15/2024	1,000	1,298
8.875% due 05/15/2031	20,200	29,107
Gilead Sciences, Inc.
4.600% due 09/01/2035	16,700	16,741
4.750% due 03/01/2046	7,700	7,756
4.800% due 04/01/2044	2,700	2,724
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	7,636
6.000% due 11/15/2041	670	470
6.900% due 11/15/2037	100	75
GLP Capital LP
4.375% due 11/01/2018	13,500	13,669
5.375% due 11/01/2023	11,350	11,577
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	4,931
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	15,675	12,697
Goldcorp, Inc.
3.700% due 03/15/2023	10,200	9,547
5.450% due 06/09/2044	33,900	31,504
GTL Trade Finance, Inc.
5.893% due 04/29/2024	10,977	9,083
7.250% due 04/16/2044	21,200	16,112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GTP Acquisition Partners LLC
3.482% due 06/15/2050	$7,500	$7,502
Harris Corp.
4.854% due 04/27/2035	5,200	5,043
5.054% due 04/27/2045	1,500	1,454
HCA, Inc.
4.750% due 05/01/2023	6,300	6,338
5.875% due 03/15/2022	14,450	15,534
Heineken NV
4.000% due 10/01/2042	2,000	1,820
Hess Corp.
6.000% due 01/15/2040	8,780	8,450
7.300% due 08/15/2031	3,300	3,713
7.875% due 10/01/2029	4,270	5,065
Hewlett-Packard Co.
6.000% due 09/15/2041	450	444
Holcim Capital Corp. Ltd.
6.500% due 09/12/2043	1,700	1,940
Home Depot, Inc.
4.250% due 04/01/2046	14,700	14,853
4.400% due 03/15/2045	10,850	11,250
5.400% due 09/15/2040	2,500	2,917
Hospira, Inc.
5.600% due 09/15/2040	35,765	41,216
Humana, Inc.
8.150% due 06/15/2038	1,000	1,430
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	19,850	19,420
4.250% due 07/21/2025	17,200	17,455
International Paper Co.
4.800% due 06/15/2044	13,450	12,469
6.000% due 11/15/2041	7,400	7,998
7.300% due 11/15/2039	5,000	6,141
8.700% due 06/15/2038	11,500	15,509
JM Smucker Co.
4.250% due 03/15/2035	7,200	6,964
4.375% due 03/15/2045	2,600	2,496
Johnson Controls, Inc.
4.950% due 07/02/2064	2,000	1,782
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	46,587
KazMunayGas National Co. JSC
5.750% due 04/30/2043	12,100	8,791
Kerr-McGee Corp.
6.950% due 07/01/2024	3,408	3,998
7.875% due 09/15/2031	2,400	2,989
Kimberly-Clark Corp.
6.625% due 08/01/2037	200	264
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	15,559	11,766
5.000% due 08/15/2042	15,500	12,295
5.000% due 03/01/2043	37,000	29,026
5.500% due 03/01/2044	2,250	1,870
5.625% due 09/01/2041	1,700	1,403
5.800% due 03/15/2035	13,742	12,353
6.375% due 03/01/2041	6,000	5,547
6.500% due 02/01/2037	12,219	11,724
6.500% due 09/01/2039	36,345	34,626
6.550% due 09/15/2040	30,300	28,470
6.950% due 01/15/2038	46,800	46,525
7.400% due 03/15/2031	500	522
7.500% due 11/15/2040	21,847	22,947
Kinder Morgan, Inc.
5.300% due 12/01/2034	3,350	2,862
5.550% due 06/01/2045	27,000	22,512
7.750% due 01/15/2032	200	211

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	91

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KLA-Tencor Corp.
4.650% due 11/01/2024	$11,000	$11,017
Kraft Foods Group, Inc.
5.000% due 06/04/2042	13,250	13,648
6.500% due 02/09/2040	103,898	125,030
6.875% due 01/26/2039	3,900	4,866
Kraft Heinz Foods Co.
5.000% due 07/15/2035	2,400	2,515
5.200% due 07/15/2045	4,000	4,255
6.375% due 07/15/2028	650	740
6.750% due 03/15/2032	5,025	5,846
7.125% due 08/01/2039	39,043	49,022
Kroger Co.
5.400% due 07/15/2040	35	38
6.900% due 04/15/2038	5,000	6,315
7.500% due 04/01/2031	150	194
Lender Processing Services, Inc.
5.750% due 04/15/2023	14,450	15,353
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,303
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,657
Marathon Oil Corp.
5.200% due 06/01/2045	11,100	9,399
Masco Corp.
5.950% due 03/15/2022	7,740	8,485
6.500% due 08/15/2032	13,602	14,010
7.750% due 08/01/2029	5,450	6,118
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,115
McKesson Corp.
4.883% due 03/15/2044	7,100	7,171
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	12,950	12,529
Medtronic, Inc.
4.375% due 03/15/2035	5,700	5,776
4.625% due 03/15/2045	46,950	48,557
Microsoft Corp.
4.000% due 02/12/2055	500	455
Mid-America Apartments LP
4.300% due 10/15/2023	13,000	13,376
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	14,000	13,720
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	177
Motorola Solutions, Inc.
5.500% due 09/01/2044	15,600	13,120
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	16,400	17,363
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	32,860
5.950% due 04/01/2041	53,800	64,397
6.400% due 04/30/2040	9,100	11,395
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	32,030	24,318
Newfield Exploration Co.
5.375% due 01/01/2026	2,400	2,208
5.750% due 01/30/2022	13,200	12,870
Newmont Mining Corp.
4.875% due 03/15/2042	3,700	2,868
5.875% due 04/01/2035	395	342
6.250% due 10/01/2039	24,550	22,284
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,302
7.500% due 07/30/2039	2,410	3,219
Noble Holding International Ltd.
5.250% due 03/15/2042	17,340	11,116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.050% due 03/01/2041	$41,350	$26,372
Norfolk Southern Corp.
4.450% due 06/15/2045	1,000	971
Northern Natural Gas Co.
4.100% due 09/15/2042	15,000	14,847
ONEOK Partners LP
6.125% due 02/01/2041	21,827	19,709
6.200% due 09/15/2043	45,950	41,825
6.650% due 10/01/2036	4,765	4,768
6.850% due 10/15/2037	21,694	21,497
Oracle Corp.
3.900% due 05/15/2035	2,175	2,069
4.375% due 05/15/2055	1,700	1,585
4.500% due 07/08/2044	11,800	11,962
Owens Corning
4.200% due 12/15/2022	8,070	8,191
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,322
Pertamina Persero PT
5.625% due 05/20/2043	3,100	2,425
6.450% due 05/30/2044	35,800	31,230
Pfizer, Inc.
4.300% due 06/15/2043	400	398
4.400% due 05/15/2044	8,900	8,968
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,408
4.125% due 03/04/2043	2,575	2,448
4.250% due 11/10/2044	12,900	12,501
4.375% due 11/15/2041	12,700	12,521
4.875% due 11/15/2043	2,500	2,655
6.375% due 05/16/2038	11,235	14,036
Phillips 66
5.875% due 05/01/2042	4,050	4,401
Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	248
7.200% due 01/15/2028	24,475	28,500
7.500% due 01/15/2020	8,872	10,212
PPG Industries, Inc.
5.500% due 11/15/2040	3,600	4,088
Pride International, Inc.
7.875% due 08/15/2040	31,200	26,368
QUALCOMM, Inc.
4.650% due 05/20/2035	28,400	25,983
4.800% due 05/20/2045	23,500	20,607
QVC, Inc.
4.375% due 03/15/2023	1,700	1,656
4.450% due 02/15/2025	2,200	2,126
4.850% due 04/01/2024	21,000	20,389
5.125% due 07/02/2022	6,820	7,023
5.450% due 08/15/2034	35,700	32,001
5.950% due 03/15/2043	48,805	45,231
Reynolds American, Inc.
3.250% due 11/01/2022	13,900	13,855
4.750% due 11/01/2042	15,284	14,729
5.850% due 08/15/2045	16,900	18,877
6.150% due 09/15/2043	12,900	14,709
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031	1,110	1,348
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028	5,998	7,471
Rio Tinto Finance USA PLC
4.125% due 08/21/2042	3,300	2,870
4.750% due 03/22/2042	13,500	12,589
Rock-Tenn Co.
4.000% due 03/01/2023	8,350	8,585
4.900% due 03/01/2022	4,000	4,348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rockies Express Pipeline LLC
5.625% due 04/15/2020	$23,150	$22,571
6.850% due 07/15/2018	2,000	2,010
6.875% due 04/15/2040	34,350	31,860
7.500% due 07/15/2038	25,890	25,243
Rogers Communications, Inc.
5.000% due 03/15/2044	9,150	9,311
Rohm & Haas Co.
7.850% due 07/15/2029	7,163	9,450
SABMiller Holdings, Inc.
4.950% due 01/15/2042	10,100	10,309
Sealed Air Corp.
6.875% due 07/15/2033	2,000	2,015
Sky PLC
3.125% due 11/26/2022	4,200	4,079
3.750% due 09/16/2024	5,500	5,434
Southern Copper Corp.
5.875% due 04/23/2045	16,700	13,579
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	9,098
Southwestern Energy Co.
4.100% due 03/15/2022	6,600	5,980
4.950% due 01/23/2025	32,019	28,547
Starbucks Corp.
4.300% due 06/15/2045	6,400	6,579
Statoil ASA
3.950% due 05/15/2043	2,200	2,064
4.800% due 11/08/2043	6,600	7,057
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	1,959
4.950% due 01/15/2043	28,600	22,120
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023	7,750	7,877
TCI Communications, Inc.
7.875% due 02/15/2026	405	552
Teck Resources Ltd.
5.200% due 03/01/2042	3,000	1,662
6.000% due 08/15/2040	16,600	9,150
6.250% due 07/15/2041	15,430	8,815
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	32,818	38,615
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	320	336
Tesco PLC
6.150% due 11/15/2037	3,700	3,523
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	261	300
Thermo Fisher Scientific, Inc.
4.150% due 02/01/2024	5,300	5,501
5.300% due 02/01/2044	14,125	14,925
Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	23,629
5.650% due 11/23/2043	24,336	26,454
Time Warner Cable, Inc.
4.500% due 09/15/2042	400	317
5.500% due 09/01/2041	14,800	13,305
5.875% due 11/15/2040	5,000	4,777
6.550% due 05/01/2037	2,250	2,218
6.750% due 06/15/2039	47,645	47,818
7.300% due 07/01/2038	2,080	2,188
8.250% due 04/01/2019	1,430	1,669
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,384
8.375% due 07/15/2033	18,520	21,542
Time Warner, Inc.
4.650% due 06/01/2044	10,705	10,259
4.900% due 06/15/2042	3,000	3,007

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.350% due 12/15/2043	$3,300	$3,487
5.375% due 10/15/2041	5,000	5,268
6.100% due 07/15/2040	28,600	32,432
6.200% due 03/15/2040	10,000	11,533
6.250% due 03/29/2041	14,950	17,286
6.500% due 11/15/2036	20,625	24,049
7.700% due 05/01/2032	21,050	27,416
Toll Brothers Finance Corp.
4.375% due 04/15/2023	3,590	3,545
5.625% due 01/15/2024	7,900	8,374
6.750% due 11/01/2019	4,600	5,244
Topaz Solar Farms LLC
4.875% due 09/30/2039	7,558	8,134
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	3,484	3,863
7.250% due 08/15/2038	2,600	3,234
7.625% due 01/15/2039	4,900	6,285
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042	2,600	1,994
5.400% due 08/15/2041	4,330	3,794
Tyson Foods, Inc.
4.875% due 08/15/2034	1,200	1,227
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	10,120	10,171
4.625% due 12/03/2026	3,895	4,030
7.125% due 04/22/2025	3,216	3,743
United Airlines Pass-Through Trust
3.750% due 03/03/2028	6,600	6,625
4.000% due 10/11/2027	16,500	16,892
4.300% due 02/15/2027	18,126	18,839
UnitedHealth Group, Inc.
4.625% due 07/15/2035	7,100	7,510
4.625% due 11/15/2041	14,000	14,398
4.750% due 07/15/2045	14,399	15,252
5.800% due 03/15/2036	300	359
5.950% due 02/15/2041	4,700	5,704
6.500% due 06/15/2037	1,200	1,532
6.625% due 11/15/2037	2,600	3,351
Vale Overseas Ltd.
6.875% due 11/21/2036	25,507	20,380
Vale S.A.
5.625% due 09/11/2042 (g)	9,400	6,584
Viacom, Inc.
4.375% due 03/15/2043	12,730	9,501
4.500% due 02/27/2042	6,000	4,548
5.250% due 04/01/2044	10,600	9,221
5.850% due 09/01/2043	9,700	9,039
Virgin Australia Trust
5.000% due 04/23/2025	2,435	2,536
Wal-Mart Stores, Inc.
4.000% due 04/11/2043	22,800	22,228
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	9,100	8,831
Whirlpool Corp.
5.150% due 03/01/2043	21,075	21,208
Williams Cos., Inc.
7.500% due 01/15/2031	11,127	9,668
8.750% due 03/15/2032	29,088	27,743
Williams Partners LP
5.400% due 03/04/2044	8,300	6,651
5.800% due 11/15/2043	10,360	8,725
6.300% due 04/15/2040	22,870	20,634
Wyeth LLC
5.950% due 04/01/2037	500	602
Wynn Las Vegas LLC
4.250% due 05/30/2023	66,427	55,134
5.375% due 03/15/2022	22,130	20,470

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 03/01/2025 (g)	$126,050	$108,561
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	6,400	6,006
4.450% due 08/15/2045	40,075	37,216

		6,274,547

UTILITIES 17.3%
AGL Capital Corp.
5.875% due 03/15/2041	7,500	8,794
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	52,755	57,847
Alabama Power Co.
3.850% due 12/01/2042	3,750	3,434
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	31,093	31,043
American Transmission Systems, Inc.
5.000% due 09/01/2044	11,300	11,631
American Water Capital Corp.
4.300% due 12/01/2042	8,700	8,757
6.593% due 10/15/2037	150	197
Anadarko Finance Co.
7.500% due 05/01/2031	11,274	13,795
Appalachian Power Co.
4.400% due 05/15/2044	6,350	6,177
5.800% due 10/01/2035	2,176	2,476
6.375% due 04/01/2036	4,450	5,398
6.700% due 08/15/2037	3,600	4,522
7.000% due 04/01/2038	3,693	4,788
AT&T Corp.
8.250% due 11/15/2031	500	668
AT&T, Inc.
4.300% due 12/15/2042	9,103	7,857
4.350% due 06/15/2045	50,177	43,065
4.500% due 05/15/2035	4,000	3,680
4.750% due 05/15/2046	3,000	2,761
4.800% due 06/15/2044	89,100	82,845
5.350% due 09/01/2040	115,891	114,929
5.550% due 08/15/2041	21,000	21,394
6.300% due 01/15/2038	26,830	29,626
6.500% due 09/01/2037	15,118	17,191
6.550% due 02/15/2039	19,900	22,580
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	1,500	1,776
6.125% due 04/01/2036	10,425	12,590
6.500% due 09/15/2037	24,750	31,205
BG Energy Capital PLC
5.125% due 10/15/2041	4,600	4,832
British Telecommunications PLC
9.625% due 12/15/2030	10,400	15,552
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	19,295	19,997
Cleco Power LLC
6.000% due 12/01/2040	17,400	20,279
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,691
CMS Energy Corp.
4.700% due 03/31/2043	9,300	9,445
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	42,750	43,215
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035	900	1,028
5.500% due 12/01/2039	3,400	3,948
5.700% due 06/15/2040	5,000	5,967
6.300% due 08/15/2037	4,000	5,025
6.750% due 04/01/2038	9,950	13,261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DTE Electric Co.
3.950% due 06/15/2042		$500	$489
4.300% due 07/01/2044		9,150	9,391
Duke Energy Carolinas LLC
4.250% due 12/15/2041		16,400	16,755
6.100% due 06/01/2037		300	375
Duke Energy Florida LLC
5.650% due 04/01/2040		7,400	9,064
6.400% due 06/15/2038		50	66
Duke Energy Indiana, Inc.
4.900% due 07/15/2043		105	116
6.120% due 10/15/2035		6,724	8,320
Duke Energy Progress LLC
4.100% due 03/15/2043		4,701	4,652
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		8,150	9,283
Electricite de France S.A.
4.875% due 01/22/2044		10,640	11,363
5.250% due 01/29/2023 (d)		12,600	12,175
5.625% due 01/22/2024 (d)		14,300	14,182
6.950% due 01/26/2039		22,363	29,049
Enable Midstream Partners LP
5.000% due 05/15/2044		18,213	13,546
EnBW Energie Baden-Wuerttemberg AG
7.375% due 04/02/2072	EUR	2,200	2,586
Entergy Corp.
5.125% due 09/15/2020		$2,400	2,590
Entergy Louisiana LLC
5.000% due 07/15/2044		4,300	4,201
Exelon Corp.
5.100% due 06/15/2045		500	513
Exelon Generation Co. LLC
5.600% due 06/15/2042		12,346	12,393
6.250% due 10/01/2039		12,215	13,021
FirstEnergy Corp.
7.375% due 11/15/2031		22,036	26,672
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		72,726	72,585
FirstEnergy Transmission LLC
4.350% due 01/15/2025		250	256
5.450% due 07/15/2044		10,100	10,451
Florida Power & Light Co.
4.050% due 10/01/2044		4,200	4,228
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		16,950	14,704
6.000% due 11/27/2023		18,175	16,861
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028		7,600	6,337
4.950% due 02/06/2028 (g)		5,900	4,919
5.092% due 11/29/2015 (g)		400	402
5.999% due 01/23/2021		20,300	20,017
6.510% due 03/07/2022		52,275	51,870
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025		8,600	7,525
Idaho Power Co.
4.850% due 08/15/2040		9,000	9,458
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,545
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	6,873
Kentucky Utilities Co.
5.125% due 11/01/2040		17,600	19,969
Koninklijke KPN NV
8.375% due 10/01/2030		28,590	37,788
Metropolitan Edison Co.
3.500% due 03/15/2023		1,900	1,896

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MidAmerican Energy Co.
5.800% due 10/15/2036		$3,000	$3,627
Monongahela Power Co.
5.400% due 12/15/2043		700	779
NGPL PipeCo LLC
7.768% due 12/15/2037		42,255	35,705
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		5,650	5,484
4.278% due 10/01/2034		9,000	9,098
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		22,300	19,329
6.604% due 02/03/2021		200	201
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		12,900	4,676
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		5,979	1,561
6.750% due 10/01/2023		1,948	533
Oglethorpe Power Corp.
5.250% due 09/01/2050		25,000	27,691
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,427
8.250% due 10/15/2038		1,000	1,428
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040		15,100	16,636
5.300% due 06/01/2042		600	666
7.250% due 01/15/2033		3,400	4,559
7.500% due 09/01/2038		4,615	6,324
Orange S.A.
5.500% due 02/06/2044		15,665	17,137
9.000% due 03/01/2031		11,350	16,133
Pacific Gas & Electric Co.
4.300% due 03/15/2045		3,700	3,687
4.450% due 04/15/2042		5,150	5,219
4.600% due 06/15/2043		85	88
4.750% due 02/15/2044		2,550	2,697
5.400% due 01/15/2040		800	913
5.800% due 03/01/2037		8,600	10,259
6.050% due 03/01/2034		6,200	7,512
6.250% due 03/01/2039		9,900	12,222
6.350% due 02/15/2038		1,000	1,255
PacifiCorp
6.000% due 01/15/2039		200	249
PECO Energy Co.
4.150% due 10/01/2044		8,900	8,891
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	559
Petrobras Global Finance BV
2.429% due 01/15/2019		4,350	3,012
3.214% due 03/17/2020 (g)		1,800	1,238
3.250% due 03/17/2017		8,000	7,080
3.500% due 02/06/2017 (g)		1,750	1,560
3.875% due 01/27/2016		2,500	2,459
5.375% due 01/27/2021		2,500	1,831
5.375% due 10/01/2029	GBP	14,000	12,990
5.625% due 05/20/2043		$44,687	27,594
5.750% due 01/20/2020		3,200	2,408
6.750% due 01/27/2041		31,650	20,414
6.850% due 06/05/2115		34,100	21,654
6.875% due 01/20/2040		9,650	6,285
Petroleos Mexicanos
5.500% due 06/27/2044		112,755	91,050
5.625% due 01/23/2046		106,300	87,437
6.375% due 01/23/2045		29,069	26,261
Plains All American Pipeline LP
3.650% due 06/01/2022		9,000	8,828
4.300% due 01/31/2043		8,420	7,069
4.700% due 06/15/2044		21,175	18,673

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.900% due 02/15/2045		$21,600	$19,372
5.150% due 06/01/2042		58,685	54,571
6.650% due 01/15/2037		13,005	13,848
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,365
Progress Energy, Inc.
7.750% due 03/01/2031		400	543
Puget Sound Energy, Inc.
5.764% due 07/15/2040		9,000	10,844
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		5,000	5,623
6.332% due 09/30/2027		10,450	12,122
Rosneft Finance S.A.
7.250% due 02/02/2020		7,900	8,038
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	53,862
5.500% due 04/08/2044		41,450	41,193
Shell International Finance BV
4.125% due 05/11/2035		71,300	69,625
4.550% due 08/12/2043		9,850	9,957
5.500% due 03/25/2040		2,000	2,293
Southern California Edison Co.
6.000% due 01/15/2034		400	489
6.650% due 04/01/2029		600	770
Southern Power Co.
6.375% due 11/15/2036		3,500	3,620
Southwestern Electric Power Co.
6.200% due 03/15/2040		3,100	3,799
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,397
SSE PLC
5.625% due 10/01/2017 (d)	EUR	2,500	2,961
5.625% due 10/01/2017 (d)		$200	208
Telecom Italia Capital S.A.
7.200% due 07/18/2036		7,845	8,316
7.721% due 06/04/2038		17,800	19,402
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	10,670
Telefonica Europe BV
8.250% due 09/15/2030		$26,902	34,980
Toledo Edison Co.
6.150% due 05/15/2037		11,490	13,327
Verizon Communications, Inc.
3.850% due 11/01/2042		20,285	16,885
4.522% due 09/15/2048		135,617	119,728
4.672% due 03/15/2055 (g)		328,381	284,110
4.750% due 11/01/2041		3,500	3,276
4.862% due 08/21/2046		119,772	112,502
5.012% due 08/21/2054		245,422	225,386
6.000% due 04/01/2041		15,617	17,105
6.400% due 09/15/2033		7,144	8,212
6.550% due 09/15/2043		9,893	11,752
Virginia Electric & Power Co.
4.450% due 02/15/2044		1,100	1,155
6.000% due 05/15/2037		400	503
Vodafone Group PLC
4.375% due 02/19/2043		21,625	18,941
6.150% due 02/27/2037		17,613	18,805
6.250% due 11/30/2032		2,650	2,883
Wisconsin Electric Power Co.
5.700% due 12/01/2036		220	271

			3,022,849

Total Corporate Bonds & Notes (Cost $14,156,659)			13,966,024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 6.5%

CALIFORNIA 3.4%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$15,300	$19,782
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	12,300	16,396
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	876
6.907% due 10/01/2050	29,845	41,101
6.918% due 04/01/2040	1,600	2,112
7.043% due 04/01/2050	49,575	68,328
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,739
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,439
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,302
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,575	21,595
7.350% due 11/01/2039	1,000	1,394
7.500% due 04/01/2034	5,580	7,824
7.550% due 04/01/2039	23,720	34,190
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	30,870	45,209
7.625% due 03/01/2040	14,250	20,461
7.950% due 03/01/2036	22,100	26,512
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	11,935
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,504
East Bay Municipal Utility District Water System, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	3,050	3,819
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,013
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	3,160	4,262
6.750% due 08/01/2049	34,095	47,108
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,300	6,463
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	19,731
7.618% due 08/01/2040	5,200	7,297
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	6,206
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	543
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,101
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	300

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	$18,585	$24,547
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,000	6,091
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	120
5.813% due 06/01/2040	300	369
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,541
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,152
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	605
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	11,000	14,837
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	12,540
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	13,595
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	6,600	8,504
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	10,000	12,145
6.548% due 05/15/2048	25,100	32,360
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	560
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	9,452
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	442
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,259
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,800	2,213
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	4,856

		592,730

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	8,590	10,078
6.655% due 04/01/2057	44,110	51,847

		61,925

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	950
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	18,389

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	$25,400	$25,458
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,208

		48,005

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,271

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	482

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,119

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	3,937

NEW JERSEY 0.3%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	13,764
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	20,805	28,026
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	527
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	334

		42,651

NEW YORK 1.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	8,767
6.814% due 11/15/2040	18,085	23,904
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,933
5.968% due 03/01/2036	8,950	11,166
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	7,982
5.508% due 08/01/2037	800	964
5.572% due 11/01/2038	9,000	10,883
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	1,750	2,119
6.011% due 06/15/2042	400	513
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,419

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	$500	$582
5.389% due 03/15/2040	200	241
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,149
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,447
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	596
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	215
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	81,490
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,011
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	10,000	11,678

		182,059

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,195
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	9,200	10,827
6.270% due 02/15/2050	3,100	3,698
8.084% due 02/15/2050	50,725	73,830
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,494
7.734% due 02/15/2033	7,325	9,959
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	66

		101,069

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,134
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,781
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,280	2,364

		19,279

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	17,500	22,225

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	17,985

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	95

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	$500	$606
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	9,724
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	16,000	18,322

		46,637

Total Municipal Bonds & Notes (Cost $972,556)		1,127,389

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
3.500% due 11/01/2045	7,000	7,289
4.000% due 10/01/2040	916	979
6.000% due 01/01/2023 - 06/01/2038	47	53
7.000% due 11/01/2026	22	26
8.500% due 08/01/2026	1	2
Freddie Mac
2.946% due 08/15/2032	75	78
Ginnie Mae
4.500% due 09/15/2033	15	17
6.500% due 02/15/2017	3	3
8.500% due 09/15/2030	5	5
9.000% due 12/15/2017	1	1

Total U.S. Government Agencies (Cost $8,377)		8,453

U.S. TREASURY OBLIGATIONS 37.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)	516,604	476,056
2.750% due 11/15/2042 (g)(i)(k)	446,250	434,942
3.000% due 11/15/2044 (g)	134,739	137,721
3.000% due 05/15/2045 (g)	536,256	549,316
3.125% due 02/15/2042 (g)(i)(k)	344,796	363,158
3.125% due 02/15/2043 (g)(i)(k)	199,000	208,567
3.375% due 05/15/2044 (i)(k)	39,030	42,869
3.625% due 08/15/2043 (g)(i)(k)	370,060	426,234
3.625% due 02/15/2044 (g)(i)	302,675	348,289
5.250% due 02/15/2029 (i)(k)	12,400	16,661
6.250% due 05/15/2030 (g)	1,150	1,710
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2025 (g)	87,856	85,709
1.750% due 01/15/2028 (i)(k)	25,518	28,263
2.000% due 01/15/2026 (i)(k)	90,182	101,365
2.375% due 01/15/2027 (i)(k)	29,586	34,692
2.500% due 01/15/2029 (i)(k)	23,454	28,192
3.875% due 04/15/2029	871	1,203
U.S. Treasury Notes
2.000% due 08/15/2025 (g)	1,747,370	1,739,226
0.375% due 01/31/2016 (i)	5,941	5,947
0.625% due 12/31/2016 (i)	875	877
1.375% due 08/31/2020 (g)	1,264,425	1,266,301
U.S. Treasury Strips
0.000% due 11/15/2042 (b)(i)	35,100	15,478
0.000% due 11/15/2043 (b)	172,950	74,775
0.000% due 02/15/2044 (b)	159,500	68,171
0.000% due 05/15/2044 (b)	22,050	9,322

Total U.S. Treasury Obligations (Cost $6,190,873)		6,465,044

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.0%
BCAP LLC Trust
0.699% due 05/26/2035		$731	$696
1.023% due 11/26/2046		362	350
4.000% due 02/26/2037		755	751
Merrill Lynch Mortgage Investors Trust
1.098% due 01/25/2029		174	164
1.350% due 03/25/2028		79	74
Structured Adjustable Rate Mortgage Loan Trust
2.512% due 09/25/2034		2,253	2,274

Total Mortgage-Backed Securities (Cost $4,252)			4,309

ASSET-BACKED SECURITIES 0.4%
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		23,767	23,798
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		15,500	15,503
Eagle Ltd.
2.570% due 12/15/2039		9,628	9,619
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	169	189
SBA Tower Trust
3.869% due 10/15/2049		$11,400	11,658
Springleaf Funding Trust
3.920% due 01/16/2023		2,000	2,000
Structured Asset Investment Loan Trust
1.094% due 01/25/2035		5,872	5,801
Voya CLO Ltd.
1.609% due 10/15/2022		5,600	5,596

Total Asset-Backed Securities (Cost $73,902)			74,164

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
5.000% due 01/27/2045 (g)		46,630	35,089
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	100,000	20,422
Colombia Government International Bond
6.125% due 01/18/2041		$200	199
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	83,642	103,082
Mexico Government International Bond
4.600% due 01/23/2046		$4,171	3,728
5.550% due 01/21/2045 (g)		19,780	20,374
5.750% due 10/12/2110		1,550	1,457
6.050% due 01/11/2040		1,238	1,360

Total Sovereign Issues (Cost $202,385)			185,711

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (d)		20,200	23,589

Total Convertible Preferred Securities (Cost $24,500)			23,589

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.2%
AgriBank FCB
6.875% due 01/01/2024 (d)		130,000	13,682
Citigroup Capital
7.875% due 10/30/2040		250,000	6,423

	SHARES	MARKET VALUE (000S)
Public Storage
6.375% due 03/17/2019 (d)	75,000	$1,960
Reinsurance Group of America, Inc.
6.200% due 09/15/2042	537,000	14,870
State Street Corp.
5.900% due 03/15/2024 (d)	136,000	3,535
Ventas Realty LP
5.450% due 03/15/2043	120,000	3,000

		43,470

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062	11,150	267
Entergy Arkansas, Inc.
4.750% due 06/01/2063	38,000	892
Entergy Louisiana LLC
4.700% due 06/01/2063	29,925	709
Entergy Texas, Inc.
5.625% due 06/01/2064	513,816	13,020
SCE Trust
5.625% due 06/15/2017 (d)	82,125	2,033
5.750% due 03/15/2024 (d)	463,000	12,590

		29,511

Total Preferred Securities (Cost $69,186)		72,981

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (f) 0.0%
		5,251

U.S. TREASURY BILLS 0.2%
0.114% due 11/12/2015 - 02/25/2016 (a)(k)	34,531	34,529

Total Short-Term Instruments (Cost $39,769)		39,780

Total Investments in Securities (Cost $22,600,549)		22,827,796

INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	326,981	3,242

Total Short-Term Instruments (Cost $3,242)		3,242

Total Investments in Affiliates (Cost $3,242)		3,242

Total Investments 130.6% (Cost $22,603,791)		$22,831,038

Financial Derivative Instruments (h)(j) (0.5%) (Cost or Premiums, net $(47,276))		(81,533)

Other Assets and Liabilities, net (30.1%)		(5,262,209)

Net Assets 100.0%		$17,487,296

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$64,430	$66,107	0.38%
Delta Air Lines, Inc.	4.538%	05/09/2019	05/05/2014	128,263	128,130	0.73%
Norwegian Air Shuttle	4.110%	06/24/2026	06/25/2014	66,362	66,928	0.38%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	24,000	25,304	0.15%
Rise Ltd.	4.750%	01/31/2021	02/11/2014	15,428	15,785	0.09%

				$ 298,483	$302,254	1.73%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$5,251	U.S. Treasury Notes 4.875% due 08/15/2016	$(5,361)	$5,251	$5,251

Total Repurchase Agreements						$(5,361)	$5,251	$5,251

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.200%	09/22/2015	10/06/2015		$(248,750)	$(248,762)
BPG	0.560%	09/29/2015	10/22/2015		(16,258)	(16,258)
BRC	(3.000%)	08/07/2015	TBD	(2)	(662)	(659)
	(2.000%)	07/09/2015	TBD	(2)	(2,731)	(2,718)
	(2.000%)	07/22/2015	TBD	(2)	(2,888)	(2,877)
DEU	0.200%	09/25/2015	10/02/2015		(6,516)	(6,516)
GRE	0.050%	10/01/2015	10/08/2015		(348,688)	(348,687)
	0.300%	09/22/2015	10/06/2015		(298,875)	(298,897)
	0.400%	08/25/2015	10/06/2015		(74,140)	(74,171)
	0.460%	09/04/2015	10/05/2015		(9,193)	(9,197)
	0.480%	09/22/2015	10/06/2015		(4,284)	(4,285)
	0.520%	09/14/2015	10/05/2015		(37,856)	(37,865)
	0.520%	09/23/2015	10/07/2015		(2,237)	(2,237)
	0.750%	09/25/2015	10/02/2015		(21,910)	(21,912)
	0.900%	09/29/2015	10/01/2015		(92,965)	(92,970)
	0.950%	09/29/2015	10/01/2015		(151,375)	(151,383)
	1.050%	09/30/2015	10/02/2015		(199,301)	(199,306)
JML	(0.250%)	07/13/2015	TBD	(2)	(7,881)	(7,877)
	0.500%	09/28/2015	10/13/2015		(18,253)	(18,253)
	0.600%	09/28/2015	10/13/2015		(29,773)	(29,774)
JPS	0.120%	09/24/2015	10/01/2015		(134,862)	(134,865)
	0.190%	09/30/2015	10/09/2015		(15,726)	(15,726)
	0.220%	09/24/2015	10/01/2015		(305,766)	(305,779)
	0.250%	09/09/2015	10/09/2015		(24,080)	(24,084)
	0.290%	09/23/2015	10/07/2015		(25,276)	(25,278)
	0.330%	09/16/2015	10/05/2015		(124,554)	(124,572)
	0.400%	09/11/2015	10/13/2015		(142,769)	(142,801)
	0.450%	09/28/2015	10/05/2015		(243,221)	(243,230)
	0.450%	09/30/2015	10/05/2015		(1,594)	(1,594)
MEI	(0.350%)	03/04/2015	TBD	(2)	(5,411)	(5,400)
NXN	0.280%	08/07/2015	10/07/2015		(141,593)	(141,653)
	0.330%	08/17/2015	10/19/2015		(253,800)	(253,905)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	97

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
	0.330%	09/23/2015	10/19/2015	$(34,694)	$(34,697)
	0.340%	08/19/2015	10/19/2015	(4,252)	(4,253)
	0.340%	09/21/2015	10/05/2015	(28,342)	(28,345)
	0.340%	09/23/2015	10/19/2015	(130,370)	(130,380)
	0.350%	08/20/2015	10/20/2015	(389,073)	(389,232)
	0.350%	08/24/2015	10/26/2015	(36,777)	(36,791)
	0.350%	08/31/2015	10/13/2015	(30,405)	(30,414)
	0.350%	09/08/2015	10/08/2015	(28,573)	(28,579)
	0.360%	08/21/2015	10/02/2015	(9,859)	(9,864)
	0.360%	08/24/2015	10/26/2015	(83,657)	(83,689)
	0.360%	08/25/2015	10/06/2015	(30,379)	(30,391)
	0.360%	09/09/2015	10/09/2015	(92,891)	(92,911)
	0.360%	09/21/2015	10/05/2015	(14,301)	(14,302)
SGY	0.040%	10/01/2015	10/08/2015	(62,166)	(62,166)
	0.050%	09/21/2015	10/05/2015	(29,662)	(29,663)
	0.050%	09/23/2015	10/05/2015	(282,783)	(282,786)
	0.050%	10/01/2015	10/05/2015	(19,950)	(19,950)

Total Reverse Repurchase Agreements					$(4,301,904)

(2)	Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (4)
BCY	0.200%	09/30/2015	10/01/2015	$	(25,249)	$(25,249)
	0.520%	09/11/2015	10/13/2015		(50,772)	(50,840)
BPS	(0.110%)	08/06/2015	11/05/2015	EUR	(3,651)	(4,092)
GSC	0.000%	09/24/2015	10/05/2015	$	(49,375)	(49,382)
	0.050%	09/22/2015	10/06/2015		(124,362)	(124,387)
	0.090%	09/22/2015	10/06/2015		(38,413)	(38,422)
	0.130%	10/01/2015	10/05/2015		(174,572)	(174,610)
	0.260%	09/24/2015	10/01/2015		(114,509)	(114,515)
	0.300%	09/23/2015	10/07/2015		(280,311)	(280,464)
	0.300%	09/24/2015	10/01/2015		(173,576)	(173,586)
	0.320%	09/16/2015	10/16/2015		(41,629)	(41,685)
	0.430%	09/11/2015	10/13/2015		(221,816)	(222,069)
	0.500%	09/10/2015	10/13/2015		(13,416)	(13,434)
	0.510%	09/25/2015	10/06/2015		(59,754)	(59,782)
	0.510%	09/28/2015	10/05/2015		(16,701)	(16,707)
	0.600%	09/28/2015	10/05/2015		(148,499)	(148,539)
	0.650%	09/29/2015	10/06/2015		(100,779)	(100,802)
	0.790%	09/30/2015	10/02/2015		(122,447)	(122,456)
	0.860%	09/30/2015	10/01/2015		(1,178)	(1,178)
NOM	0.100%	10/01/2015	10/08/2015		(335,410)	(335,499)
TDM	0.050%	09/23/2015	10/07/2015		(7,952)	(7,954)
UBS	0.430%	09/24/2015	10/01/2015		(35,891)	(35,894)
	0.480%	09/25/2015	10/02/2015		(1,727)	(1,728)

Total Sale-Buyback Transactions						$(2,143,274)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $4,290,427 at a weighted average interest rate of 0.197%.
(4)	Payable for sale-buyback transactions includes $620 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2045	$ 1,000	$(1,061)	$(1,067)

Total Short Sales				$(1,061)	$(1,067)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $6,640,695 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BOS	$0	$(248,762)	$0	$(248,762)	$248,492	$(270)
BPG	0	(16,258)	0	(16,258)	16,958	700
BRC	0	(6,254)	0	(6,254)	6,509	255
BSN	0	0	0	0	(8)	(8)
DEU	0	(6,516)	0	(6,516)	6,534	18
GRE	0	(1,240,910)	0	(1,240,910)	1,237,548	(3,362)
JML	0	(55,904)	0	(55,904)	64,516	8,612
JPS	0	(1,017,929)	0	(1,017,929)	1,012,412	(5,517)
MEI	0	(5,400)	0	(5,400)	5,183	(217)
NXN	0	(1,309,406)	0	(1,309,406)	1,296,076	(13,330)
SCX	0	0	0	0	250	250
SGY	0	(394,565)	0	(394,565)	393,660	(905)
SSB	5,251	0	0	5,251	(5,361)	(110)

Master Securities Forward Transaction Agreement
BCY	0	0	(76,089)	(76,089)	75,817	(272)
BPS	0	0	(4,092)	(4,092)	4,094	2
GSC	0	0	(1,682,018)	(1,682,018)	1,671,842	(10,176)
NOM	0	0	(335,499)	(335,499)	335,097	(402)
TDM	0	0	(7,954)	(7,954)	7,983	29
UBS	0	0	(37,622)	(37,622)	37,510	(112)

Total Borrowings and Other Financing Transactions	$5,251	$(4,301,904)	$(2,143,274)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(16,259)	$0	$(19,531)	$(35,790)
Sovereign Issues	0	(48,028)	0	0	(48,028)
U.S. Treasury Obligations	(684,997)	(3,102,286)	0	0	(3,787,283)

Total	$(684,997)	$(3,166,573)	$0	$(19,531)	$(3,871,101)

Sale-Buyback Transactions
Sovereign Issues	0	0	(4,092)	0	(4,092)
U.S. Treasury Obligations	(350,422)	(1,788,760)	0	0	(2,139,182)

Total	$(350,422)	$(1,788,760)	$(4,092)	$0	$(2,143,274)

Total Borrowings	$(1,035,419)	$(4,955,333)	$(4,092)	$(19,531)	$(6,014,375)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (6)					$(6,014,375)

(6)	Unsettled reverse repurchase agreements liability of $(430,803) is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	2,102	$(1,237)	$79	$0
90-Day Eurodollar June Futures	Short	06/2017	7,172	(8,600)	269	0
90-Day Eurodollar March Futures	Short	03/2017	24,016	(24,217)	900	0
90-Day Eurodollar September Futures	Short	09/2016	11,008	(13,734)	413	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	99

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	409	$4	$23	$0
Euro-Bund 10-Year Bond December Futures	Long	12/2015	1,072	1,911	180	0
Put Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	409	155	41	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	136	277	0	(93)

Total Futures Contracts				$(45,441)	$1,905	$(93)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
CDX.IG-22 10-Year Index	1.000%	06/20/2024	$	45,600	$(904)	$(617)	$2	$0
CDX.IG-23 5-Year Index	1.000%	12/20/2019		400,000	2,368	(3,925)	14	0
CDX.IG-23 10-Year Index	1.000%	12/20/2024		2,000	(50)	(37)	0	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020		5,931,900	31,544	(75,230)	158	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020		1,306,000	4,671	(353)	18	(413)
iTraxx Europe Main 24 5-Year Index	1.000%	12/20/2020	EUR	5,000	29	(37)	2	0

					$37,658	$(80,199)	$194	$(413)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	12/16/2025	155,000	$(6,055)	$(8,251)	$154	$0
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	462,300	(2,299)	(2,311)	70	0
Receive	3-Month USD-LIBOR	2.250%	03/16/2019	2,003,600	(31,186)	(29,692)	546	0
Receive	3-Month USD-LIBOR	2.910%	08/20/2019	1,492,300	(15,587)	(10,215)	256	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	966,150	(24,437)	(29,096)	635	0
Receive	3-Month USD-LIBOR	2.330%	08/19/2025	145,800	(4,578)	(4,039)	139	0
Receive	3-Month USD-LIBOR	2.335%	08/24/2025	118,000	(3,717)	(3,301)	113	0
Pay	3-Month USD-LIBOR	2.350%	10/02/2025	175,900	(5,337)	(4,219)	0	(5,337)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	873,200	(34,948)	(45,882)	622	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	419,200	(16,832)	(22,739)	1,294	0
Receive	3-Month USD-LIBOR	2.500%	12/22/2045	49,200	758	(2,478)	145	0
Receive	6-Month EUR-EURIBOR	0.350%	09/10/2017	256,000	(1,724)	(1,135)	0	(52)
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046	15,400	249	2,669	0	(77)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	117,600	(1,618)	(3,573)	0	(744)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046	49,000	(2,691)	(2,165)	0	(868)
Receive	6-Month GBP-LIBOR	2.175%	03/16/2046	14,050	(404)	(404)	0	(247)
Receive	6-Month GBP-LIBOR	2.150%	03/16/2046	17,200	(344)	(504)	0	(301)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	24,927,000	(10,320)	(8,406)	176	0
Receive	6-Month JPY-LIBOR	1.000%	09/20/2024	27,860,000	(3,684)	(4,161)	215	0
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	128,600	754	(263)	38	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	802,800	(46)	(1,219)	232	0
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	154,500	532	(421)	48	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021	454,500	212	12	138	0
Pay	28-Day MXN-TIIE	5.810%	09/29/2021	293,800	115	6	90	0
Pay	28-Day MXN-TIIE	5.750%	09/30/2021	546,400	105	24	167	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021	1,338,800	(347)	(287)	410	0
Pay	28-Day MXN-TIIE	5.580%	11/10/2021	166,300	(83)	(83)	52	0
Pay	28-Day MXN-TIIE	6.800%	12/26/2023	823,600	2,254	(1,003)	338	0
Pay	28-Day MXN-TIIE	5.980%	08/26/2024	1,050,000	(1,164)	1,114	428	0
Pay	28-Day MXN-TIIE	6.190%	01/03/2035	2,189,200	(13,579)	(4,783)	933	0

					$(176,001)	$(186,805)	$7,239	$(7,626)

Total Swap Agreements					$(138,343)	$(267,004)	$7,433	$(8,039)

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $339,358 and cash of $52,672 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin (4) Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,905	$7,780	$9,685	$0	$ (93)	$ (8,039)	$(8,132)

(4)	Unsettled variation margin asset of $347 on closed swaps is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	12/2015	$		1,370		MXN	23,308	$1	$0

BPS	10/2015		BRL	10,765	$		2,710	0	(6)
	10/2015	$		2,826		BRL	10,765	0	(110)
	11/2015		BRL	14,462	$		3,604	0	(4)

CBK	10/2015			67,004			16,865	0	(36)
	10/2015	$		15,964		BRL	67,004	937	0
	10/2015			3,206		EUR	2,849	1	(23)
	10/2015			158,408		JPY	19,016,140	151	0
	11/2015		JPY	410,300	$		3,425	4	0
	12/2015	$		2,795		MXN	48,084	32	0

DUB	10/2015		BRL	285,632	$		71,908	83	(222)
	10/2015	$		71,895		BRL	285,632	152	0
	11/2015		BRL	51,210	$		12,682	0	(93)
	11/2015	$		71,165		BRL	285,632	202	(109)

FBF	10/2015		BRL	16,107	$		4,054	0	(9)
	10/2015	$		8,402		BRL	32,213	0	(276)
	12/2015		MXN	285,402	$		16,765	0	(16)
	12/2015	$		2,026		MXN	34,924	27	0

GLM	10/2015		BRL	23,317	$		5,869	0	(12)
	10/2015		EUR	171,381			193,421	1,920	0
	10/2015		GBP	82,084			126,495	2,322	0
	10/2015	$		6,486		BRL	23,317	0	(605)
	10/2015			26,507		EUR	23,446	0	(308)
	10/2015			1,008		GBP	656	0	(15)
	10/2015			842		JPY	101,453	4	0
	11/2015			5,069		GBP	3,337	0	(22)

HUS	10/2015		JPY	18,997,108	$		158,600	200	0

JPM	10/2015		BRL	168,440			42,397	0	(90)
	10/2015		EUR	1,332			1,491	3	0
	10/2015		GBP	5,164			7,907	95	0
	10/2015	$		42,604		BRL	168,440	774	(891)
	10/2015			918		GBP	596	0	(16)
	11/2015			1,041		EUR	932	0	0

MSB	10/2015		JPY	195,532	$		1,627	0	(3)
	10/2015	$		5,813		AUD	8,327	32	0
	10/2015			167,852		EUR	149,984	0	(260)
	10/2015			2,201		GBP	1,446	0	(14)
	10/2015			778		JPY	94,079	6	0
	11/2015		AUD	8,327	$		5,803	0	(32)
	11/2015		EUR	149,984			167,929	257	0
	11/2015	$		117		JPY	14,093	0	0
	01/2016		BRL	88,985	$		25,377	3,639	0

NAB	10/2015		AUD	8,327			5,936	91	0

SCX	10/2015	$		128,131		GBP	84,550	0	(228)
	11/2015		GBP	84,550	$		128,112	228	0

UAG	10/2015		EUR	3,566			4,026	41	0
	12/2015	$		2,852		MXN	47,859	0	(38)

Total Forward Foreign Currency Contracts								$11,202	$(3,438)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	101

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	$	1,481,000	$3,054	$9,300
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.153%	02/17/2016		100,000	2,667	804

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.128%	03/14/2016		850	28	10
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.191%	04/25/2016		25,500	969	14
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		48,000	2,056	6

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300%	03/14/2016		149,600	4,937	974
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017		82,700	5,172	1,429
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018		49,100	5,106	4,689

FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/15/2017		24,500	1,512	421
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017		28,200	1,623	487

GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	01/11/2016		2,677,200	5,838	10,441

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.260%	03/14/2016		533,950	1,602	3,782
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017		126,000	8,210	2,178
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160%	09/14/2018		77,300	6,768	5,992

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		1,989,900	2,428	6,558
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.045%	01/06/2016		665,650	1,570	3,024
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270%	03/14/2016		332,700	1,012	2,406
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/15/2017		88,000	6,160	1,511
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017		50,000	3,067	864
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160%	09/14/2018		90,100	8,131	6,984
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180%	09/17/2018		167,450	15,625	12,728
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185%	09/17/2018		161,800	14,966	12,236

NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017		112,100	7,014	1,937

RBC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017		25,800	1,574	446

								$111,089	$89,221

Total Purchased Options								$111,089	$89,221

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250%	12/16/2015	$	145,000	$(256)	$(259)

BPS	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015		33,700	(59)	(73)

BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015		534,000	(839)	(1,158)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		229,000	(143)	(38)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		229,000	(309)	(502)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.050%	11/18/2015		32,700	(61)	(56)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	12/16/2015		196,100	(287)	(449)

CBK	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		108,400	(198)	(237)
	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.600%	11/18/2015	EUR	73,000	(48)	(9)

GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050%	12/16/2015	$	60,000	(153)	(215)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		95,000	(66)	(16)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		95,000	(109)	(265)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.050%	11/18/2015		218,900	(356)	(376)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		69,600	(169)	(95)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100%	01/20/2016		22,200	(89)	(89)

MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.750%	12/16/2015		159,100	(131)	(72)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050%	12/16/2015		159,100	(382)	(569)

							$(3,655)	$(4,478)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$(21)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	(22)

						$(431)	$(43)

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015	$	715,500	$(7,106)	$(11,499)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	02/17/2016		237,525	(2,672)	(257)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000%	04/25/2016		107,000	(968)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		183,100	(2,243)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	03/14/2016		80,300	(1,140)	(137)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880%	08/17/2017		120,000	(2,112)	(287)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.920%	08/17/2017		211,100	(3,103)	(477)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018		216,100	(5,108)	(3,777)

FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910%	08/15/2017		98,000	(1,519)	(221)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900%	08/17/2017		115,700	(1,678)	(269)

JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.860%	08/17/2017		200,000	(3,204)	(492)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870%	08/17/2017		275,600	(4,575)	(668)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955%	08/17/2017		28,400	(435)	(61)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	09/14/2018		340,900	(6,857)	(5,685)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	03/14/2016		116,050	(1,601)	(1,685)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	03/14/2016		275,000	(3,987)	(470)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950%	08/15/2017		354,200	(6,358)	(756)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.820%	08/17/2017		200,000	(3,070)	(521)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	09/14/2018		397,600	(8,133)	(6,630)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	09/17/2018		1,449,650	(30,844)	(24,214)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		155,100	(834)	(1,388)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		155,100	(667)	(306)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	03/14/2016		71,300	(1,000)	(1,035)

NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900%	08/17/2017		451,700	(7,114)	(1,050)

RBC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.860%	08/17/2017		103,200	(1,575)	(254)

								$(107,903)	$(62,141)

Total Written Options								$(111,989)	$(66,662)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	0	$9,043,925	EUR	604,600	$(93,972)
Sales	2,669	6,247,810		1,084,750	(64,000)
Closing Buys	0	(3,384,610)		(801,050)	27,238
Expirations	(2,669)	(554,400)		(559,300)	3,244
Exercised	0	(2,266,700)		(256,000)	15,501

Balance at End of Period	0	$9,086,025	EUR	73,000	$(111,989)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2021	0.687%	$	20,500	$(147)	$490	$343	$0
	Brazil Government International Bond	1.000%	03/20/2020	4.722%		400	(37)	(21)	0	(58)
	Brazil Government International Bond	1.000%	06/20/2020	4.728%		8,400	(550)	(725)	0	(1,275)
	Brazil Government International Bond	1.000%	09/20/2020	4.734%		1,000	(71)	(87)	0	(158)
	Caterpillar, Inc.	1.000%	03/20/2016	0.099%		12,500	173	(116)	57	0
	China Government International Bond	1.000%	09/20/2020	1.213%		12,550	(12)	(111)	0	(123)
	Ford Motor Co.	5.000%	06/20/2019	1.015%		5,200	1,024	(265)	759	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.117%		14,400	(420)	453	33	0
	Italy Government International Bond	1.000%	12/20/2018	0.816%		21,400	(1,403)	1,534	131	0
	Italy Government International Bond	1.000%	09/20/2019	0.934%		60,400	320	(150)	170	0
	Italy Government International Bond	1.000%	03/20/2020	1.004%		29,604	(95)	98	3	0
	Italy Government International Bond	1.000%	06/20/2020	1.040%		30,950	15	(63)	0	(48)
	MetLife, Inc.	1.000%	12/20/2015	0.147%		12,500	(698)	725	27	0
	MetLife, Inc.	1.000%	12/20/2018	0.561%		25,000	0	357	357	0
	MetLife, Inc.	1.000%	06/20/2021	1.061%		25,000	(1,593)	1,517	0	(76)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		300	0	(3)	0	(3)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		15,000	(73)	(132)	0	(205)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		27,100	(464)	(455)	0	(919)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	103

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Russia Government International Bond	1.000%	06/20/2020	3.403%	$	900	$(125)	$34	$0	$(91)
	Spain Government International Bond	1.000%	12/20/2018	0.735%		6,500	(383)	439	56	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%		37,600	146	114	260	0
	Spain Government International Bond	1.000%	12/20/2019	0.880%		50,000	216	43	259	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.517%		3,300	71	(12)	59	0
	Volkswagen International Finance NV	1.000%	12/20/2020	2.672%	EUR	2,400	(214)	1	0	(213)
	Wells Fargo & Co.	1.000%	12/20/2016	0.164%	$	400	(18)	22	4	0

BPS	Alcoa, Inc.	1.000%	03/20/2021	3.398%		2,700	(235)	(78)	0	(313)
	Caterpillar, Inc.	1.000%	03/20/2016	0.099%		9,200	126	(84)	42	0
	China Government International Bond	1.000%	09/20/2020	1.213%		24,100	(181)	(55)	0	(236)
	China Government International Bond	1.000%	12/20/2020	1.261%		10,000	(190)	64	0	(126)
	Ford Motor Co.	5.000%	09/20/2021	1.648%		1,500	363	(83)	280	0
	Petrobras International Finance Co.	1.000%	06/20/2018	10.322%		33,600	(1,664)	(5,529)	0	(7,193)
	Petrobras International Finance Co.	1.000%	09/20/2019	10.431%		38,000	(2,102)	(8,854)	0	(10,956)
	Russia Government International Bond	1.000%	09/20/2020	3.428%		5,700	(681)	69	0	(612)
	Spain Government International Bond	1.000%	09/20/2021	1.098%		100	1	(2)	0	(1)
	Teck Resources Ltd.	1.000%	06/20/2019	8.555%		5,000	(96)	(1,040)	0	(1,136)
	Tesco PLC	1.000%	06/20/2019	2.175%	EUR	17,300	(47)	(760)	0	(807)

BRC	AT&T, Inc.	1.000%	06/20/2019	0.612%	$	7,100	132	(29)	103	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2017	0.279%		65,050	(865)	1,926	1,061	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2019	0.507%		4,000	81	2	83	0
	Brazil Government International Bond	1.000%	03/20/2020	4.722%		9,050	(846)	(465)	0	(1,311)
	Brazil Government International Bond	1.000%	06/20/2020	4.728%		11,600	(767)	(993)	0	(1,760)
	China Government International Bond	1.000%	09/20/2020	1.213%		32,950	(99)	(223)	0	(322)
	Ford Motor Co.	5.000%	06/20/2019	1.015%		6,000	1,166	(290)	876	0
	Freeport-McMoRan, Inc.	1.000%	06/20/2019	5.656%		5,900	(138)	(749)	0	(887)
	Goldman Sachs Group, Inc.	1.000%	09/20/2020	0.972%		2,000	5	(2)	3	0
	Italy Government International Bond	1.000%	12/20/2018	0.816%		10,600	(743)	808	65	0
	Italy Government International Bond	1.000%	03/20/2020	1.004%		14,700	(24)	26	2	0
	Italy Government International Bond	1.000%	06/20/2020	1.040%		3,600	5	(11)	0	(6)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		19,400	(354)	(304)	0	(658)
	Mexico Government International Bond	1.000%	09/20/2022	2.036%		9,900	(463)	(176)	0	(639)
	Petrobras Global Finance BV	1.000%	06/20/2020	10.386%		7,000	(861)	(1,403)	0	(2,264)
	Russia Government International Bond	1.000%	09/20/2018	3.106%		3,050	(275)	95	0	(180)
	Russia Government International Bond	1.000%	09/20/2020	3.428%		12,800	(1,606)	233	0	(1,373)
	Russia Government International Bond	1.000%	12/20/2020	3.451%		2,175	(262)	17	0	(245)
	Spain Government International Bond	1.000%	06/20/2019	0.817%		50,000	194	152	346	0
	Telecom Italia SpA	1.000%	06/20/2019	1.620%	EUR	10,000	(868)	620	0	(248)
	Telefonica Emisiones S.A.U.	1.000%	12/20/2019	1.293%		7,100	49	(143)	0	(94)
	Tesco PLC	1.000%	09/20/2019	2.269%		2,500	22	(156)	0	(134)
	Tesco PLC	1.000%	12/20/2019	2.350%		5,700	(31)	(312)	0	(343)
	Toll Brothers Finance Corp.	1.000%	03/20/2021	1.737%	$	5,700	(371)	157	0	(214)
	Verizon Communications, Inc.	1.000%	06/20/2019	0.517%		6,700	127	(7)	120	0
	Volkswagen International Finance NV	1.000%	12/20/2020	2.656%	EUR	1,900	(189)	23	0	(166)
	Whirlpool Corp.	1.000%	03/20/2019	0.636%	$	100	0	1	1	0

CBK	BMW Finance NV	1.000%	12/20/2020	1.149%	EUR	2,600	(40)	19	0	(21)
	Brazil Government International Bond	1.000%	06/20/2020	4.728%	$	600	(53)	(38)	0	(91)
	China Government International Bond	1.000%	09/20/2020	1.213%		4,100	(2)	(38)	0	(40)
	Ford Motor Co.	5.000%	06/20/2019	1.015%		5,600	1,097	(279)	818	0
	Ford Motor Credit Co. LLC	5.000%	06/20/2021	1.518%		10,000	2,432	(564)	1,868	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.148%		500	(10)	14	4	0
	General Electric Capital Corp.	1.000%	09/20/2019	0.349%		1,000	(102)	128	26	0
	Italy Government International Bond	1.000%	12/20/2018	0.816%		13,400	(1,022)	1,104	82	0
	Italy Government International Bond	1.000%	03/20/2020	1.004%		114,500	163	(151)	12	0
	MetLife, Inc.	1.000%	09/20/2016	0.198%		600	(18)	23	5	0
	Mexico Government International Bond	1.000%	09/20/2017	1.103%		7,600	(109)	96	0	(13)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		15,400	63	(274)	0	(211)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		32,500	(527)	(575)	0	(1,102)
	Prudential Financial, Inc.	1.000%	12/20/2020	93.000%		5,000	17	2	19	0
	Spain Government International Bond	1.000%	12/20/2018	0.735%		19,400	(788)	957	169	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%		42,650	208	87	295	0
	Spain Government International Bond	1.000%	03/20/2020	0.912%		900	9	(5)	4	0
	Spain Government International Bond	1.000%	06/20/2020	0.941%		1,600	21	(16)	5	0
	Telecom Italia SpA	1.000%	06/20/2019	1.620%	EUR	5,000	(434)	310	0	(124)
	Tesco PLC	1.000%	06/20/2019	2.175%		7,500	(8)	(342)	0	(350)
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.104%	$	2,000	(5)	19	14	0
	Volkswagen International Finance NV	1.000%	12/20/2020	2.656%	EUR	23,200	(2,496)	464	0	(2,032)

DBL	Brazil Government International Bond	1.000%	09/20/2020	4.734%	$	5,500	(397)	(475)	0	(872)

DUB	Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.971%		4,000	3	7	10	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2024	1.008%		17,050	(72)	67	0	(5)

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.217%	$	1,500	$3	$3	$6	$0
	Brazil Government International Bond	1.000%	06/20/2017	3.871%		10,500	(157)	(344)	0	(501)
	Citigroup, Inc.	1.000%	09/20/2017	0.461%		1,800	(143)	163	20	0
	Ford Motor Co.	5.000%	06/20/2019	1.015%		3,050	593	(148)	445	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.319%		3,000	44	27	71	0
	Italy Government International Bond	1.000%	03/20/2019	0.860%		39,000	(794)	990	196	0
	Italy Government International Bond	1.000%	06/20/2019	0.900%		134,400	316	210	526	0
	Italy Government International Bond	1.000%	09/20/2019	0.934%		70,100	(284)	482	198	0
	MetLife, Inc.	1.000%	12/20/2018	0.561%		15,000	70	144	214	0
	MetLife, Inc.	5.000%	09/20/2019	0.729%		1,100	134	50	184	0
	MetLife, Inc.	1.000%	09/20/2021	1.098%		11,000	100	(157)	0	(57)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		13,300	41	(184)	0	(143)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		19,400	(57)	(209)	0	(266)
	Pacific Gas & Electric Co.	1.000%	06/20/2021	0.712%		2,000	(88)	120	32	0
	Prudential Financial, Inc.	1.000%	12/20/2018	0.522%		19,000	0	295	295	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%		44,100	150	155	305	0
	Tesco PLC	1.000%	06/20/2019	2.175%	EUR	18,000	(37)	(803)	0	(840)

FBF	Anadarko Petroleum Corp.	1.000%	09/20/2017	0.804%	$	700	(20)	23	3	0
	AT&T, Inc.	1.000%	03/20/2023	1.224%		21,400	(575)	254	0	(321)
	Bank of America Corp.	1.000%	09/20/2017	0.441%		3,200	(243)	279	36	0
	Brazil Government International Bond	1.000%	09/20/2020	4.734%		4,000	(297)	(337)	0	(634)
	Ford Motor Co.	5.000%	06/20/2019	1.015%		1,700	328	(80)	248	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2020	0.972%		5,800	0	9	9	0
	MetLife, Inc.	1.000%	09/20/2020	0.935%		20,600	210	(140)	70	0
	Mexico Government International Bond	1.000%	09/20/2017	1.103%		5,200	(78)	69	0	(9)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		6,250	12	(79)	0	(67)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		7,000	(127)	(110)	0	(237)
	Prudential Financial, Inc.	1.000%	12/20/2020	93.000%		5,000	17	2	19	0
	Telecom Italia SpA	1.000%	06/20/2019	1.620%	EUR	10,000	(868)	620	0	(248)
	Telefonica Emisiones S.A.U.	1.000%	06/20/2021	1.629%		3,000	(165)	51	0	(114)
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.104%	$	7,900	(33)	87	54	0

GST	American International Group, Inc.	1.000%	09/20/2021	0.720%		15,000	(1,601)	1,844	243	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.217%		2,500	5	5	10	0
	BP Capital Markets America, Inc.	1.000%	06/20/2016	0.217%		8,700	78	(26)	52	0
	Brazil Government International Bond	1.000%	06/20/2020	4.728%		4,050	(250)	(364)	0	(614)
	Brazil Government International Bond	1.000%	09/20/2020	4.734%		7,800	(547)	(689)	0	(1,236)
	China Government International Bond	1.000%	09/20/2020	1.213%		18,100	(31)	(146)	0	(177)
	Italy Government International Bond	1.000%	12/20/2018	0.816%		27,600	(1,798)	1,967	169	0
	Italy Government International Bond	1.000%	03/20/2020	1.004%		55,000	79	(73)	6	0
	Italy Government International Bond	1.000%	06/20/2020	1.040%		23,550	0	(36)	0	(36)
	JPMorgan Chase & Co.	1.000%	09/20/2020	0.830%		21,600	187	(6)	181	0
	MetLife, Inc.	1.000%	12/20/2015	0.147%		16,600	(758)	794	36	0
	Mexico Government International Bond	1.000%	03/20/2018	1.210%		27,050	133	(264)	0	(131)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		2,900	8	(39)	0	(31)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		3,300	(59)	(53)	0	(112)
	Petrobras International Finance Co.	1.000%	09/20/2019	10.431%		25,000	(1,410)	(5,798)	0	(7,208)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		9,300	(1,036)	(1,760)	0	(2,796)
	Russia Government International Bond	1.000%	09/20/2018	3.106%		3,000	(187)	10	0	(177)
	Russia Government International Bond	1.000%	09/20/2020	3.428%		3,510	(523)	146	0	(377)
	Telefonica Emisiones S.A.U.	1.000%	09/20/2019	1.246%	EUR	13,100	153	(289)	0	(136)
	Tesco PLC	1.000%	09/20/2019	2.269%		2,500	24	(158)	0	(134)
	Time Warner Cable, Inc.	1.000%	12/20/2020	1.425%	$	1,100	(125)	102	0	(23)
	Volkswagen International Finance NV	1.000%	12/20/2020	2.656%	EUR	1,500	(156)	25	0	(131)

HUS	Brazil Government International Bond	1.000%	06/20/2017	3.871%	$	26,700	(384)	(889)	0	(1,273)
	Brazil Government International Bond	1.000%	03/20/2020	4.722%		2,000	(179)	(111)	0	(290)
	Brazil Government International Bond	1.000%	09/20/2020	4.734%		15,100	(1,360)	(1,033)	0	(2,393)
	China Government International Bond	1.000%	09/20/2020	1.213%		40,350	(105)	(290)	0	(395)
	Italy Government International Bond	1.000%	06/20/2019	0.900%		123,100	(1,412)	1,894	482	0
	Italy Government International Bond	1.000%	06/20/2020	1.040%		4,000	(4)	(2)	0	(6)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		8,000	(27)	(59)	0	(86)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		16,400	8	(233)	0	(225)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		72,550	(1,266)	(1,195)	0	(2,461)
	Petrobras International Finance Co.	1.000%	06/20/2019	10.445%		9,700	(699)	(1,972)	0	(2,671)
	Russia Government International Bond	1.000%	09/20/2020	3.428%		4,500	(601)	118	0	(483)
	Spain Government International Bond	1.000%	12/20/2018	0.735%		7,300	(234)	297	63	0
	Spain Government International Bond	1.000%	12/20/2019	0.880%		43,800	168	59	227	0
	Spain Government International Bond	1.000%	06/20/2020	0.941%		10,950	135	(102)	33	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.104%		11,000	(65)	140	75	0

JPM	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.217%		19,200	137	(60)	77	0
	Brazil Government International Bond	1.000%	03/20/2020	4.722%		3,625	(342)	(183)	0	(525)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	105

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Brazil Government International Bond	1.000%	06/20/2020	4.728%	$	3,300	$(221)	$(280)	$0	$(501)
	Brazil Government International Bond	1.000%	09/20/2020	4.734%		5,400	(395)	(461)	0	(856)
	Caterpillar, Inc.	1.000%	03/20/2016	0.099%		5,200	71	(47)	24	0
	China Government International Bond	1.000%	09/20/2020	1.213%		8,400	(3)	(79)	0	(82)
	Ford Motor Co.	5.000%	03/20/2019	0.924%		2,550	476	(119)	357	0
	Freeport-McMoRan, Inc.	1.000%	06/20/2019	5.656%		10,000	(330)	(1,173)	0	(1,503)
	Genworth Holdings, Inc.	5.000%	06/20/2019	4.537%		10,000	1,835	(1,667)	168	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2020	1.010%		10,000	42	(44)	0	(2)
	Italy Government International Bond	1.000%	06/20/2020	1.040%		50,000	74	(151)	0	(77)
	MetLife, Inc.	1.000%	12/20/2015	0.147%		4,300	(192)	201	9	0
	Mexico Government International Bond	1.000%	06/20/2018	1.265%		25,000	237	(408)	0	(171)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		52,300	209	(925)	0	(716)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		1,500	(27)	(24)	0	(51)
	Morgan Stanley	1.000%	03/20/2019	0.727%		1,800	0	17	17	0
	Russia Government International Bond	1.000%	09/20/2018	3.106%		4,000	(363)	127	0	(236)
	Russia Government International Bond	1.000%	06/20/2020	3.403%		700	(96)	25	0	(71)
	Spain Government International Bond	1.000%	06/20/2019	0.817%		4,300	19	11	30	0
	Spain Government International Bond	1.000%	06/20/2020	0.941%		9,750	111	(82)	29	0
	Volkswagen International Finance NV	1.000%	12/20/2020	2.656%	EUR	400	(42)	7	0	(35)
	Williams Cos., Inc.	1.000%	09/20/2019	2.453%	$	3,800	9	(216)	0	(207)

MYC	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.747%		16,600	(872)	949	77	0
	Anadarko Petroleum Corp.	1.000%	09/20/2017	0.804%		11,000	(284)	329	45	0
	Citigroup, Inc.	1.000%	12/20/2017	0.483%		3,000	(76)	111	35	0
	Ford Motor Co.	5.000%	03/20/2019	0.924%		2,250	419	(104)	315	0
	Freeport-McMoRan, Inc.	1.000%	06/20/2019	5.656%		12,800	(217)	(1,706)	0	(1,923)
	Goldman Sachs Group, Inc.	1.000%	12/20/2020	1.010%		10,000	44	(46)	0	(2)
	Italy Government International Bond	1.000%	12/20/2018	0.816%		14,400	(938)	1,026	88	0
	Italy Government International Bond	1.000%	03/20/2019	0.860%		68,400	134	209	343	0
	Italy Government International Bond	1.000%	06/20/2019	0.900%		30,100	(254)	372	118	0
	Italy Government International Bond	1.000%	09/20/2019	0.934%		12,200	(128)	162	34	0
	Italy Government International Bond	1.000%	06/20/2020	1.040%		40,600	75	(138)	0	(63)
	Mexico Government International Bond	1.000%	03/20/2018	1.210%		18,900	92	(183)	0	(91)
	Mexico Government International Bond	1.000%	06/20/2018	1.265%		25,000	231	(402)	0	(171)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		21,200	(45)	(183)	0	(228)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		8,950	35	(158)	0	(123)
	Petrobras International Finance Co.	1.000%	03/20/2018	10.220%		5,500	(249)	(827)	0	(1,076)
	Russian Railways	1.000%	03/20/2016	3.749%		700	(16)	7	0	(9)
	Spain Government International Bond	1.000%	12/20/2018	0.735%		46,800	(2,760)	3,166	406	0
	Spain Government International Bond	1.000%	03/20/2019	0.779%		1,900	(17)	32	15	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%		102,300	479	229	708	0
	Spain Government International Bond	1.000%	09/20/2019	0.851%		24,500	363	(215)	148	0
	Spain Government International Bond	1.000%	12/20/2019	0.880%		58,000	251	50	301	0

RYL	Alcoa, Inc.	1.000%	06/20/2021	3.471%		2,600	(232)	(89)	0	(321)
	Comcast Corp.	1.000%	12/20/2015	0.056%		1,200	0	3	3	0

UAG	MetLife, Inc.	1.000%	12/20/2015	0.147%		7,500	(370)	386	16	0

							$(37,008)	$(22,623)	$16,702	$(76,333)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
CBK	MCDX-24 5-Year Index	1.000%	06/20/2020	$ 25,000	$75	$(92)	$0	$(17)

FBF	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	122,400	(6,174)	(664)	0	(6,838)

GST	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	35,800	(1,903)	(97)	0	(2,000)
	MCDX-24 5-Year Index	1.000%	06/20/2020	21,700	70	(84)	0	(14)

MEI	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	28,400	(1,590)	3	0	(1,587)

MYC	MCDX-24 5-Year Index	1.000%	06/20/2020	17,800	54	(66)	0	(12)

					$(9,468)	$(1,000)	$0	$(10,468)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.303%	09/30/2020	$		85,350	$0	$87	$87	$0
	Receive	3-Month USD-CPURNSA Index	1.273%	09/30/2020			44,000	0	110	110	0
	Receive	3-Month USD-CPURNSA Index	1.278%	10/01/2020			43,750	0	100	100	0

BPS	Pay	1-Year BRL-CDI	13.730%	01/02/2018		BRL	332,600	105	(2,749)	0	(2,644)
	Pay	1-Year BRL-CDI	14.720%	01/02/2018			210,900	(126)	(677)	0	(803)
	Receive	1-Year BRL-CDI	11.000%	01/04/2021			3,300	41	70	111	0
	Pay	1-Year BRL-CDI	12.810%	01/04/2021			297,000	(288)	(4,974)	0	(5,262)

CBK	Pay	1-Year BRL-CDI	12.055%	01/04/2021			235,000	(435)	(4,959)	0	(5,394)
	Receive	1-Year BRL-CDI	12.195%	01/04/2021			68,700	0	1,534	1,534	0

DBL	Receive	3-Month EUR-EXT-CPI Index	0.720%	08/15/2020		EUR	2,000	(5)	13	8	0

DUB	Pay	1-Year BRL-CDI	15.510%	07/01/2016		BRL	726,500	117	87	204	0
	Pay	1-Year BRL-CDI	14.720%	01/02/2018			995,700	(39)	(3,750)	0	(3,789)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021			55,100	(1)	(1,579)	0	(1,580)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021			155,000	8	(2,754)	0	(2,746)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021			480,600	472	(6,592)	0	(6,120)
	Receive	3-Month USD-CPURNSA Index	1.540%	11/07/2016	$		11,000	0	(247)	0	(247)

FBF	Pay	1-Year BRL-CDI	14.720%	01/02/2018		BRL	266,300	49	(1,062)	0	(1,013)

GLM	Pay	1-Year BRL-CDI	13.730%	01/02/2018			117,000	46	(976)	0	(930)
	Pay	1-Year BRL-CDI	14.720%	01/02/2018			1,620,400	73	(6,240)	0	(6,167)
	Pay	1-Year BRL-CDI	15.500%	01/02/2018			375,500	(249)	(40)	0	(289)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021			280,800	564	(4,140)	0	(3,576)
	Receive	3-Month EUR-EXT-CPI Index	0.680%	08/15/2020		EUR	46,100	14	283	297	0

HUS	Pay	1-Year BRL-CDI	13.730%	01/02/2018		BRL	180,200	65	(1,497)	0	(1,432)
	Pay	1-Year BRL-CDI	14.720%	01/02/2018			594,400	(258)	(2,004)	0	(2,262)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021			16,900	(54)	(397)	0	(451)

MYC	Receive	3-Month USD-CPURNSA Index	1.533%	11/07/2016	$		47,400	1	(1,057)	0	(1,056)

								$100	$(43,410)	$2,451	$(45,761)

Total Swap Agreements								$(46,376)	$(67,033)	$19,153	$(132,562)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $104,712 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$1	$10,104	$2,815	$12,920	$0	$(12,015)	$(3,169)	$(15,184)	$(2,264)	$3,310	$1,046
BPS	0	0	433	433	(120)	(73)	(30,089)	(30,282)	(29,849)	33,496	3,647
BRC	0	0	2,660	2,660	0	(2,203)	(10,844)	(13,047)	(10,387)	11,301	914
CBK	1,125	30	4,855	6,010	(59)	(428)	(9,395)	(9,882)	(3,872)	1,172	(2,700)
DBL	0	0	8	8	0	0	(872)	(872)	(864)	0	(864)
DUB	437	7,092	2,706	10,235	(424)	(4,541)	(16,294)	(21,259)	(11,024)	16,481	5,457
FBF	27	908	439	1,374	(301)	(490)	(9,481)	(10,272)	(8,898)	9,791	893
GLM	4,246	10,441	297	14,984	(962)	0	(10,962)	(11,924)	3,060	4,228	7,288
GST	0	0	697	697	0	(215)	(15,333)	(15,548)	(14,851)	15,139	288
HUS	200	0	880	1,080	0	0	(14,428)	(14,428)	(13,348)	0	(13,348)
JPM	872	11,952	711	13,535	(997)	(9,902)	(5,033)	(15,932)	(2,397)	3,716	1,319
MEI	0	0	0	0	0	0	(1,587)	(1,587)	(1,587)	0	(1,587)
MSB	3,934	0	0	3,934	(309)	0	0	(309)	3,625	(4,020)	(395)
MYC	0	46,311	2,633	48,944	0	(35,491)	(4,754)	(40,245)	8,699	(7,160)	1,539
NAB	91	0	0	91	0	0	0	0	91	0	91
NGF	0	1,937	0	1,937	0	(1,050)	0	(1,050)	887	(990)	(103)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	107

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
RBC	$0	$446	$0	$446	$0	$(254)	$0	$(254)	$192	$0	$192
RYL	0	0	3	3	0	0	(321)	(321)	(318)	265	(53)
SCX	228	0	0	228	(228)	0	0	(228)	0	1,033	1,033
UAG	41	0	16	57	(38)	0	0	(38)	19	0	19

Total Over the Counter	$11,202	$89,221	$19,153	$119,576	$(3,438)	$(66,662)	$(132,562)	$(202,662)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,905	$1,905
Swap Agreements	0	194	0	0	7,586	7,780

	$0	$194	$0	$0	$9,491	$9,685

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,202	$0	$11,202
Purchased Options	0	0	0	0	89,221	89,221
Swap Agreements	0	16,702	0	0	2,451	19,153

	$0	$16,702	$0	$11,202	$91,672	$119,576

	$0	$16,896	$0	$11,202	$101,163	$129,261

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$93	$93
Swap Agreements	0	413	0	0	7,626	8,039

	$0	$413	$0	$0	$7,719	$8,132

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,438	$0	$3,438
Written Options	0	4,478	0	0	62,184	66,662
Swap Agreements	0	86,801	0	0	45,761	132,562

	$0	$91,279	$0	$3,438	$107,945	$202,662

	$0	$91,692	$0	$3,438	$115,664	$210,794

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$961	$961
Futures	0	0	0	0	(33,084)	(33,084)
Swap Agreements	0	31,922	0	0	(5,887)	26,035

	$0	$31,922	$0	$0	$(38,010)	$(6,088)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,945)	$0	$(8,945)
Purchased Options	0	0	0	0	(7,475)	(7,475)
Written Options	0	3,083	0	0	23,767	26,850
Swap Agreements	0	14,938	0	0	(16,510)	(1,572)

	$0	$18,021	$0	$(8,945)	$(218)	$8,858

	$0	$49,943	$0	$(8,945)	$(38,228)	$2,770

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(20,937)	$(20,937)
Swap Agreements	0	(92,513)	0	0	(83,248)	(175,761)

	$0	$(92,513)	$0	$0	$(104,185)	$(196,698)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(45,750)	$0	$(45,750)
Purchased Options	0	0	0	0	7,057	7,057
Written Options	0	(1,182)	0	34,487	22,229	55,534
Swap Agreements	0	(43,939)	0	0	(18,055)	(61,994)

	$0	$(45,121)	$0	$(11,263)	$11,231	$(45,153)

	$0	$(137,634)	$0	$(11,263)	$(92,954)	$(241,851)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$556,916	$303,436	$860,352
Corporate Bonds & Notes
Banking & Finance	0	4,643,324	25,304	4,668,628
Industrials	0	6,228,874	45,673	6,274,547
Utilities	0	3,022,849	0	3,022,849
Municipal Bonds & Notes
California	0	592,730	0	592,730
Georgia	0	61,925	0	61,925
Illinois	0	48,005	0	48,005
Indiana	0	2,271	0	2,271
Kentucky	0	482	0	482
Massachusetts	0	4,119	0	4,119
Mississippi	0	3,937	0	3,937
New Jersey	0	42,651	0	42,651
New York	0	182,059	0	182,059
Ohio	0	101,069	0	101,069
Pennsylvania	0	19,279	0	19,279
Tennessee	0	22,225	0	22,225
Texas	0	46,637	0	46,637
U.S. Government Agencies	0	8,453	0	8,453
U.S. Treasury Obligations	0	6,465,044	0	6,465,044
Mortgage-Backed Securities	0	4,309	0	4,309
Asset-Backed Securities	0	64,545	9,619	74,164
Sovereign Issues	0	185,711	0	185,711
Convertible Preferred Securities
Banking & Finance	0	23,589	0	23,589
Preferred Securities
Banking & Finance	24,293	19,177	0	43,470
Utilities	14,621	14,890	0	29,511
Short-Term Instruments
Repurchase Agreements	0	5,251	0	5,251
U.S. Treasury Bills	0	34,529	0	34,529
	$38,914	$22,404,850	$384,032	$22,827,796

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,242	$0	$0	$3,242

Total Investments	$42,156	$22,404,850	$384,032	$22,831,038

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,067)	$0	$(1,067)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,905	7,433	0	9,338
Over the counter	38	119,538	0	119,576
	$1,943	$126,971	$0	$128,914

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(93)	(8,039)	0	(8,132)
Over the counter	0	(202,662)	0	(202,662)
	$(93)	$(210,701)	$0	$(210,794)

Totals	$44,006	$22,320,053	$384,032	$22,748,091

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	109

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

September 30, 2015 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$329,631	$(487)	$(29,655)	$(12)	$37	$2,207	$1,715	$0	$303,436	$2,282
Corporate Bonds & Notes
Banking & Finance	25,814	0	0	0	0	(510)	0	0	25,304	(511)
Industrials	244,862	7,498	(116,508)	(680)	(6,845)	220	0	(82,874)	45,673	(1,123)
Utilities	22,333	0	(1,596)	(16)	(93)	(631)	0	(19,997)	0	0
Asset-Backed Securities	37,823	0	(2,367)	5	0	(44)	0	(25,798)	9,619	3

Totals	$660,463	$7,011	$(150,126)	$(703)	$(6,901)	$1,242	$1,715	$(128,669)	$384,032	$651

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$301,720	Proxy Pricing	Base Price	99.82-102.19
	1,716	Third Party Vendor	Broker Quote	99.81
Corporate Bonds & Notes
Banking & Finance	25,304	Proxy Pricing	Base Price	102.67
Industrials	45,673	Third Party Vendor	Broker Quote	100.02-104.13
Asset-Backed Securities	9,619	Third Party Vendor	Broker Quote	99.91

Total	$384,032

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 74.6%

CORPORATE BONDS & NOTES 30.4%

BANKING & FINANCE 18.3%
American Express Credit Corp.
1.062% due 05/26/2020	$2,350	$2,340
2.375% due 05/26/2020	1,500	1,502
American International Group, Inc.
4.875% due 06/01/2022	448	495
Bank of America Corp.
5.700% due 01/24/2022	500	571
5.750% due 12/01/2017	200	216
6.875% due 04/25/2018	300	336
6.875% due 11/15/2018	1,600	1,825
7.625% due 06/01/2019	1,400	1,649
Bank of New York Mellon Corp.
2.600% due 08/17/2020	1,350	1,371
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.882% due 03/05/2018	1,950	1,943
Citigroup, Inc.
0.872% due 03/10/2017	3,200	3,196
8.500% due 05/22/2019	1,300	1,571
Credit Agricole S.A.
4.375% due 03/17/2025	700	677
Credit Suisse
3.000% due 10/29/2021	2,000	2,005
Ford Motor Credit Co. LLC
8.125% due 01/15/2020	2,250	2,699
Goldman Sachs Group, Inc.
7.500% due 02/15/2019	3,500	4,093
HSBC Holdings PLC
4.250% due 08/18/2025	1,500	1,482
Intesa Sanpaolo SpA
3.125% due 01/15/2016	1,500	1,508
JPMorgan Chase & Co.
0.841% due 02/15/2017	1,500	1,499
1.249% due 01/23/2020	200	201
1.625% due 05/15/2018	200	199
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	2,600	2,810
Lloyds Bank PLC
2.400% due 03/17/2020	2,600	2,606
Morgan Stanley
7.300% due 05/13/2019	2,500	2,921
Qatari Diar Finance Co.
5.000% due 07/21/2020	2,300	2,573
QNB Finance Ltd.
3.375% due 02/22/2017	3,500	3,587
Rabobank Group
3.950% due 11/09/2022	3,250	3,270
State Street Corp.
1.224% due 08/18/2020	1,700	1,708
Sumitomo Mitsui Banking Corp.
0.869% due 01/16/2018	700	697
Synchrony Financial
1.530% due 02/03/2020	1,450	1,433
U.S. Bank N.A.
0.595% due 01/26/2018	2,100	2,102
UBS AG
1.026% due 03/26/2018	1,500	1,501
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	2,300	2,307
Waha Aerospace BV
3.925% due 07/28/2020	1,500	1,566
WEA Finance LLC
3.250% due 10/05/2020 (a)	400	404

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
0.977% due 01/30/2020	$5,050	$5,044

		65,907

INDUSTRIALS 8.8%
AbbVie, Inc.
2.500% due 05/14/2020	1,000	996
Actavis Funding SCS
3.000% due 03/12/2020	850	853
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	2,500	2,458
Altria Group, Inc.
4.750% due 05/05/2021	1,000	1,091
10.200% due 02/06/2039	97	157
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	1,300	1,266
America West Airlines Pass-Through Trust
8.057% due 01/02/2022	128	146
Amgen, Inc.
3.450% due 10/01/2020	1,050	1,090
3.875% due 11/15/2021	450	475
CC Holdings GS LLC
3.849% due 04/15/2023	3,160	3,155
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,800	3,569
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	616	632
Enterprise Products Operating LLC
2.550% due 10/15/2019	350	349
Microsoft Corp.
2.375% due 02/12/2022	1,250	1,248
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	923	1,031
Oracle Corp.
3.875% due 07/15/2020	1,248	1,347
QUALCOMM, Inc.
3.000% due 05/20/2022	700	691
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	1,000	1,006
Southwestern Energy Co.
4.100% due 03/15/2022	100	90
7.500% due 02/01/2018	2,900	3,098
ST Engineering Financial Ltd.
4.800% due 07/16/2019	6,152	6,758
UAL Pass-Through Trust
9.750% due 07/15/2018	266	290

		31,796

UTILITIES 3.3%
AT&T, Inc.
2.450% due 06/30/2020	900	889
BP Capital Markets PLC
3.245% due 05/06/2022	690	695
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,200	1,271
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	1,300	1,423
Petroleos Mexicanos
5.500% due 01/21/2021	600	631
Progress Energy, Inc.
4.400% due 01/15/2021	302	325
Shell International Finance BV
0.762% due 05/11/2020	3,300	3,260
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	500	522

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Verizon Communications, Inc.
2.086% due 09/14/2018	$100	$103
2.625% due 02/21/2020	2,000	2,014
4.500% due 09/15/2020	300	325
5.150% due 09/15/2023	400	442

		11,900

Total Corporate Bonds & Notes (Cost $109,829)		109,603

MUNICIPAL BONDS & NOTES 1.5%

CALIFORNIA 0.2%
University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	800	811

DISTRICT OF COLUMBIA 0.3%
District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	800	918

GEORGIA 0.3%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes Series 2015
2.700% due 01/01/2022	1,100	1,111

WASHINGTON 0.7%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	2,500	2,605

Total Municipal Bonds & Notes (Cost $5,294)		5,445

U.S. GOVERNMENT AGENCIES 7.1%
Fannie Mae
1.875% due 09/18/2018	5,000	5,132
3.980% due 07/01/2021	2,300	2,552
5.500% due 04/01/2034 - 04/01/2039	1,610	1,810
Freddie Mac
1.000% due 03/08/2017	16,000	16,105

Total U.S. Government Agencies (Cost $25,289)		25,599

U.S. TREASURY OBLIGATIONS 24.6%
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017	3,700	3,697
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2019	2,546	2,539
0.125% due 04/15/2020	4,688	4,663
0.125% due 07/15/2022	11,935	11,657
0.375% due 07/15/2023	3,999	3,937
U.S. Treasury Notes
0.375% due 01/15/2016	31,600	31,630
0.625% due 08/31/2017	5,500	5,500
0.875% due 01/15/2018	25,000	25,069

Total U.S. Treasury Obligations (Cost $88,452)		88,692

ASSET-BACKED SECURITIES 4.7%
Chase Issuance Trust
1.360% due 04/15/2020	850	853
Citibank Credit Card Issuance Trust
0.633% due 09/10/2020	1,000	1,002
Honda Auto Receivables Owner Trust
0.920% due 11/20/2017	1,500	1,501

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	111

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Navient Student Loan Trust
0.494% due 09/26/2022	$941	$936
0.514% due 07/25/2030	1,024	1,017
SLC Student Loan Trust
0.427% due 06/15/2024	819	812
0.437% due 09/15/2026	1,100	1,064
SLM Student Loan Trust
0.295% due 07/25/2017	14	14
0.385% due 07/25/2019	723	717
0.385% due 10/25/2024	971	948
0.395% due 10/27/2025	756	749
0.405% due 10/25/2024	664	661
0.405% due 07/27/2026	786	777
0.465% due 07/25/2023	935	917
0.505% due 04/25/2023	844	834
0.894% due 01/25/2029	1,237	1,213
1.795% due 04/25/2023	1,570	1,576
South Carolina Student Loan Corp.
1.074% due 03/02/2020	631	634
Toyota Auto Receivables Owner Trust
0.920% due 02/15/2018	550	551

Total Asset-Backed Securities (Cost $16,906)		16,776

SOVEREIGN ISSUES 3.0%
Export-Import Bank of Korea
1.184% due 09/17/2016	700	703
1.250% due 11/20/2015	200	200
4.375% due 09/15/2021	700	770

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 04/11/2022	$1,700	$1,910
5.125% due 06/29/2020	100	112
Korea Development Bank
1.500% due 01/22/2018	4,000	3,975
Mexico Government International Bond
5.125% due 01/15/2020	850	937
Qatar Government International Bond
5.250% due 01/20/2020	2,100	2,372

Total Sovereign Issues (Cost $10,928)		10,979

SHORT-TERM INSTRUMENTS 3.3%

CERTIFICATES OF DEPOSIT 2.8%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015	3,400	3,400
Intesa Sanpaolo SpA
1.666% due 04/11/2016	1,900	1,903
Sumitomo Mitsui Banking Corp.
0.614% due 04/29/2016	4,600	4,600

		9,903

REPURCHASE AGREEMENTS (d) 0.1%
		248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.4%
0.201% due 02/18/2016 (b)	$1,300	$1,300

Total Short-Term Instruments (Cost $11,454)		11,451

Total Investments in Securities (Cost $268,152)		268,545

	SHARES
INVESTMENTS IN AFFILIATES 25.0%

SHORT-TERM INSTRUMENTS 25.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.0%
PIMCO Short-Term Floating NAV Portfolio III	9,098,568	90,212

Total Short-Term Instruments (Cost $90,219)		90,212

Total Investments in Affiliates (Cost $90,219)		90,212

Total Investments 99.6% (Cost $358,371)		$358,757

Financial Derivative Instruments (e)(f) 0.0% (Cost or Premiums, net $92)		85

Other Assets and Liabilities, net 0.4%		1,456

Net Assets 100.0%		$360,298

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$248	U.S. Treasury Notes 0.625% due 02/15/2017	$(256)	$248	$248

Total Repurchase Agreements						$(256)	$248	$248

(1)	Includes accrued interest.

As of September 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $112 at a weighted average interest rate of (0.464%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$248	$0	$0	$248	$(256)	$(8)

Total Borrowings and Other Financing Transactions	$248	$0	$0

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	Short	12/2015	74	$(6)	$6	$0
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2015	6	(33)	4	0

Total Futures Contracts				$(39)	$10	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	$5,300	$(213)	$(294)	$4	$0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	1,100	(44)	(63)	3	0

					$(257)	$(357)	$7	$0

Total Swap Agreements					$(257)	$(357)	$7	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $661 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$10	$7	$17	$0	$0	$0	$0

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Spain Government International Bond	1.000%	06/20/2020	0.941%	$ 2,600	$10	$(2)	$8	$0

BRC	Berkshire Hathaway, Inc.	1.000%	03/20/2020	0.548%	1,200	23	1	24	0
	Philippines Government International Bond	1.000%	06/20/2019	0.977%	400	0	0	0	0

DUB	China Government International Bond	1.000%	12/20/2019	1.030%	800	6	(7)	0	(1)
	Prudential Financial, Inc.	1.000%	03/20/2019	0.582%	1,900	34	(6)	28	0

GST	MetLife, Inc.	1.000%	06/20/2020	0.887%	1,400	15	(8)	7	0

JPM	China Government International Bond	1.000%	12/20/2019	1.030%	300	2	(2)	0	0
	Philippines Government International Bond	1.000%	06/20/2019	0.977%	1,700	2	0	2	0

						$92	$(24)	$69	$(1)

Total Swap Agreements						$92	$(24)	$69	$(1)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	113

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure (4)
BOA	$0	$0	$8	$8	$0	$0	$0	$0	$8	$0	$8
BRC	0	0	24	24	0	0	0	0	24	0	24
DUB	0	0	28	28	0	0	(1)	(1)	27	(50)	(23)
GST	0	0	7	7	0	0	0	0	7	0	7
JPM	0	0	2	2	0	0	0	0	2	0	2

Total Over the Counter	$0	$0	$69	$69	$0	$0	$(1)	$(1)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10	$10
Swap Agreements	0	0	0	0	7	7

	$0	$0	$0	$0	$17	$17

Over the counter
Swap Agreements	$0	$69	$0	$0	$0	$69

	$0	$69	$0	$0	$17	$86

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$1	$0	$0	$0	$1

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(304)	$(304)
Swap Agreements	0	0	0	0	106	106

	$0	$0	$0	$0	$(198)	$(198)

Over the counter
Swap Agreements	$0	$(88)	$0	$0	$0	$(88)

	$0	$(88)	$0	$0	$(198)	$(286)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$218	$218
Swap Agreements	0	0	0	0	(338)	(338)

	$0	$0	$0	$0	$(120)	$(120)

Over the counter
Swap Agreements	$0	$36	$0	$0	$0	$36

	$0	$36	$0	$0	$(120)	$(84)

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$65,907	$0	$65,907
Industrials	0	31,506	290	31,796
Utilities	0	11,900	0	11,900
Municipal Bonds & Notes
California	0	811	0	811
District of Columbia	0	918	0	918
Georgia	0	1,111	0	1,111
Washington	0	2,605	0	2,605
U.S. Government Agencies	0	25,599	0	25,599
U.S. Treasury Obligations	0	88,692	0	88,692
Asset-Backed Securities	0	16,776	0	16,776
Sovereign Issues	0	10,979	0	10,979
Short-Term Instruments
Certificates of Deposit	0	9,903	0	9,903
Repurchase Agreements	0	248	0	248
U.S. Treasury Bills	0	1,300	0	1,300
	$0	$268,255	$290	$268,545

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$90,212	$0	$0	$90,212

Total Investments	$90,212	$268,255	$290	$358,757

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	7	0	17
Over the counter	0	69	0	69
	$10	$76	$0	$86

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1)	$0	$(1)

Totals	$90,222	$268,330	$290	$358,842

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	115

Schedule of Investments PIMCO Moderate Duration Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.8%

CORPORATE BONDS & NOTES 32.7%

BANKING & FINANCE 18.9%
Abbey National Treasury Services PLC
0.846% due 03/13/2017	$5,400	$5,392
4.000% due 04/27/2016	200	204
ABN AMRO Bank NV
4.750% due 07/28/2025	1,100	1,094
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,566
American Express Bank FSB
6.000% due 09/13/2017	615	665
American Express Credit Corp.
0.811% due 08/15/2019	5,200	5,151
Bank of America Corp.
5.650% due 05/01/2018	2,700	2,947
5.750% due 12/01/2017	100	108
6.875% due 04/25/2018	500	559
7.625% due 06/01/2019	2,100	2,474
Barclays Bank PLC
5.125% due 01/08/2020	1,000	1,119
BNP Paribas S.A.
5.000% due 01/15/2021	2,000	2,247
BPCE S.A.
5.700% due 10/22/2023	1,000	1,057
Citigroup, Inc.
6.125% due 05/15/2018	4,500	4,978
Corp. Andina de Fomento
3.750% due 01/15/2016	74	75
5.750% due 01/12/2017	36	38
8.125% due 06/04/2019	85	104
Credit Agricole S.A.
4.375% due 03/17/2025	1,100	1,064
Credit Suisse
3.000% due 10/29/2021	4,000	4,009
Ford Motor Credit Co. LLC
1.500% due 01/17/2017	1,100	1,097
3.000% due 06/12/2017	1,700	1,728
5.875% due 08/02/2021	200	226
8.125% due 01/15/2020	800	960
Goldman Sachs Group, Inc.
1.925% due 11/29/2023	1,500	1,512
3.625% due 01/22/2023	1,800	1,826
5.250% due 07/27/2021	1,250	1,395
HSBC Holdings PLC
4.250% due 08/18/2025	2,900	2,865
JPMorgan Chase & Co.
1.249% due 01/23/2020	400	402
4.250% due 10/15/2020	200	215
4.400% due 07/22/2020	700	756
Lloyds Bank PLC
2.400% due 03/17/2020	1,950	1,954
Morgan Stanley
5.500% due 07/24/2020	3,000	3,370
Murray Street Investment Trust
4.647% due 03/09/2017	1,100	1,147
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	4,028
QNB Finance Ltd.
3.375% due 02/22/2017	2,700	2,767
Rabobank Group
3.950% due 11/09/2022	5,250	5,282
Simon Property Group LP
3.375% due 10/01/2024	5,800	5,845
Sumitomo Mitsui Banking Corp.
0.869% due 01/16/2018	850	846

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS AG
0.949% due 08/14/2019	$5,800	$5,785
Waha Aerospace BV
3.925% due 07/28/2020	100	104
WEA Finance LLC
3.250% due 10/05/2020 (a)	500	505

		79,466

INDUSTRIALS 10.7%
AbbVie, Inc.
2.900% due 11/06/2022	2,700	2,645
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	1,323	1,288
American Airlines Pass-Through Trust
5.250% due 07/31/2022	340	364
Amgen, Inc.
3.450% due 10/01/2020	500	519
3.875% due 11/15/2021	2,200	2,321
Baidu, Inc.
2.750% due 06/09/2019	5,300	5,269
Cardinal Health, Inc.
1.950% due 06/15/2018	1,300	1,302
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	999
Celgene Corp.
1.900% due 08/15/2017	1,200	1,209
CNOOC Finance Ltd.
3.000% due 05/09/2023	5,700	5,353
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	553	564
4.750% due 07/12/2022	614	646
9.000% due 01/08/2018	1,161	1,221
CVS Pass-Through Trust
7.507% due 01/10/2032	1,527	1,894
Energy Transfer Partners LP
6.700% due 07/01/2018	510	560
Enterprise Products Operating LLC
2.550% due 10/15/2019	2,500	2,495
General Electric Co.
2.700% due 10/09/2022	1,591	1,597
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,490
6.850% due 02/15/2020	700	790
9.000% due 02/01/2019	400	473
Kraft Heinz Foods Co.
3.500% due 07/15/2022	1,200	1,228
Microsoft Corp.
2.375% due 02/12/2022	1,850	1,848
NBCUniversal Media LLC
4.375% due 04/01/2021	1,200	1,316
Oracle Corp.
3.400% due 07/08/2024	3,200	3,252
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	1,038
Reynolds American, Inc.
4.000% due 06/12/2022	1,200	1,256
4.850% due 09/15/2023	600	645
Southwestern Energy Co.
4.100% due 03/15/2022	300	272
Sunoco, Inc.
5.750% due 01/15/2017	500	519
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020	250	247
UnitedHealth Group, Inc.
3.875% due 10/15/2020	427	459

		45,079

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 3.1%
AT&T, Inc.
2.450% due 06/30/2020	$300	$296
3.000% due 06/30/2022	2,200	2,150
BP Capital Markets PLC
3.245% due 05/06/2022	3,000	3,022
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	100	114
Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	78
3.250% due 06/15/2023	373	376
Petroleos Mexicanos
5.500% due 01/21/2021	2,500	2,629
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	229	246
Verizon Communications, Inc.
3.000% due 11/01/2021	3,300	3,296
4.500% due 09/15/2020	500	541

		12,748

Total Corporate Bonds & Notes (Cost $137,455)		137,293

MUNICIPAL BONDS & NOTES 2.4%

ARIZONA 0.3%
Arizona School Facilities Board Revenue Notes, Series 2013
1.755% due 07/01/2019	1,200	1,218

CALIFORNIA 0.5%
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	912
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
5.035% due 05/15/2021	700	802
University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2037	500	520

		2,234

GEORGIA 0.3%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes Series 2015
2.800% due 07/01/2022	1,080	1,090

NEVADA 0.2%
Nevada State General Obligation Notes, Series 2013
1.754% due 02/01/2019	650	660

NEW YORK 0.5%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,013
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	554
New York State Urban Development Corp. Revenue Notes, Series 2013
1.350% due 03/15/2018	500	503

		2,070

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.0%
Cincinnati Water System Revenue, Ohio Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	$100	$116

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
4.000% due 01/01/2017	200	209
5.000% due 01/01/2016	200	202

		411

TEXAS 0.5%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,333

Total Municipal Bonds & Notes (Cost $9,947)		10,132

U.S. GOVERNMENT AGENCIES 27.1%
Fannie Mae
2.500% due 02/01/2043 - 04/01/2045	10,804	10,598
3.000% due 04/01/2043 - 11/01/2045	20,684	20,941
3.500% due 11/01/2030 - 08/01/2045	12,985	13,637
3.820% due 09/01/2021	1,946	2,119
3.980% due 07/01/2021	2,500	2,774
5.000% due 04/01/2023 - 11/01/2044	14,450	15,940
5.500% due 10/01/2045 - 11/01/2045	11,000	12,288
Freddie Mac
1.250% due 08/01/2019	1,100	1,101
3.500% due 06/01/2044	793	826
Ginnie Mae
3.500% due 09/20/2045	12,000	12,601
4.000% due 10/01/2045 - 11/01/2045	20,000	21,294

Total U.S. Government Agencies (Cost $113,509)		114,119

U.S. TREASURY OBLIGATIONS 18.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2019	8,148	8,126
0.125% due 04/15/2020	4,076	4,054

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 07/15/2022	$8,095	$7,906
0.375% due 07/15/2023	9,947	9,792
2.375% due 01/15/2025	506	584
U.S. Treasury Notes
0.625% due 08/31/2017	25,800	25,803
1.125% due 06/15/2018	4,200	4,230
1.500% due 08/31/2018	16,000	16,275

Total U.S. Treasury Obligations (Cost $76,492)		76,770

ASSET-BACKED SECURITIES 6.0%
Ally Auto Receivables Trust
0.930% due 06/20/2017	1,392	1,392
Chase Issuance Trust
1.360% due 04/15/2020	1,200	1,204
1.840% due 04/15/2022	1,700	1,701
Citibank Credit Card Issuance Trust
0.633% due 09/10/2020	1,550	1,553
Ford Credit Auto Owner Trust
0.720% due 03/15/2018	1,900	1,900
Honda Auto Receivables Owner Trust
0.920% due 11/20/2017	1,800	1,801
Navient Student Loan Trust
0.494% due 09/26/2022	1,326	1,319
0.514% due 07/25/2030	1,536	1,525
SLC Student Loan Trust
0.427% due 06/15/2024	1,191	1,182
0.437% due 09/15/2026	1,500	1,451
SLM Student Loan Trust
0.385% due 07/25/2019	1,079	1,070
0.385% due 10/25/2024	1,341	1,310
0.395% due 10/27/2025	1,118	1,108
0.405% due 10/25/2024	977	973
0.405% due 07/27/2026	1,192	1,178
0.465% due 07/25/2023	1,386	1,360
0.505% due 04/25/2023	1,241	1,227
Toyota Auto Receivables Owner Trust
0.710% due 07/17/2017	1,500	1,500
0.920% due 02/15/2018	650	651

Total Asset-Backed Securities (Cost $25,515)		25,405

SOVEREIGN ISSUES 2.9%
Export-Import Bank of Korea
4.000% due 01/29/2021	2,000	2,158
4.375% due 09/15/2021	900	990
5.000% due 04/11/2022	3,400	3,820
5.125% due 06/29/2020	900	1,009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mexico Government International Bond
6.050% due 01/11/2040	$200	$220
Panama Government International Bond
9.375% due 04/01/2029	1,500	2,166
Poland Government International Bond
5.125% due 04/21/2021	76	86
6.375% due 07/15/2019	180	209
Republic of Korea
7.125% due 04/16/2019	1,400	1,655

Total Sovereign Issues (Cost $11,903)		12,313

SHORT-TERM INSTRUMENTS 1.4%

CERTIFICATES OF DEPOSIT 1.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015	5,400	5,399

REPURCHASE AGREEMENTS (c) 0.1%
		332

Total Short-Term Instruments (Cost $5,732)		5,731

Total Investments in Securities (Cost $380,553)		381,763

	SHARES
INVESTMENTS IN AFFILIATES 22.6%

SHORT-TERM INSTRUMENTS 22.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.6%
PIMCO Short-Term Floating NAV Portfolio III	9,591,732	95,102

Total Short-Term Instruments (Cost $95,136)		95,102

Total Investments in Affiliates (Cost $95,136)		95,102

Total Investments 113.4% (Cost $475,689)		$476,865

Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $40)		34

Other Assets and Liabilities, net (13.4%)		(56,413)

Net Assets 100.0%		$420,486

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$332	U.S. Treasury Notes 1.875% due 06/30/2020	$(339)	$332	$332

Total Repurchase Agreements						$(339)	$332	$332

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	117

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

As of September 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $2,740 at a weighted average interest rate of (0.189%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$332	$0	$0	$332	$(339)	$(7)

Total Borrowings and Other Financing Transactions	$332	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$2,000	$11	$(28)	$0	$0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	300	1	0	0	0

				$12	$(28)	$0	$0

Total Swap Agreements				$12	$(28)	$0	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $170 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0	$0	$0

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Italy Government International Bond	1.000%	12/20/2019	0.964%	$ 1,300	$(2)	$4	$2	$0
	Spain Government International Bond	1.000%	06/20/2020	0.941%	3,900	15	(3)	12	0

BRC	Berkshire Hathaway, Inc.	1.000%	03/20/2020	0.548%	600	12	0	12	0

GST	MetLife, Inc.	1.000%	06/20/2020	0.887%	100	1	0	1	0
	Mexico Government International Bond	1.000%	06/20/2019	1.471%	100	1	(3)	0	(2)
	Prudential Financial, Inc.	1.000%	06/20/2020	0.846%	1,300	12	(3)	9	0

JPM	China Government International Bond	1.000%	12/20/2019	1.030%	200	1	(1)	0	0

						$40	$(6)	$36	$(2)

Total Swap Agreements						$40	$(6)	$36	$(2)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$0	$0	$14	$14	$0	$0	$0	$0	$14	$0	$14
BRC	0	0	12	12	0	0	0	0	12	0	12
GST	0	0	10	10	0	0	(2)	(2)	8	0	8

Total Over the Counter	$0	$0	$36	$36	$0	$0	$(2)	$(2)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$36	$0	$0	$0	$36

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$2	$0	$0	$0	$2

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	119

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$11	$0	$0	$0	$11

Over the counter
Swap Agreements	$0	$(143)	$0	$0	$0	$(143)

	$0	$(132)	$0	$0	$0	$(132)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(33)	$0	$0	$0	$(33)

Over the counter
Swap Agreements	$0	$109	$0	$0	$0	$109

	$0	$76	$0	$0	$0	$76

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$79,466	$0	$79,466
Industrials	0	45,079	0	45,079
Utilities	0	12,748	0	12,748
Municipal Bonds & Notes
Arizona	0	1,218	0	1,218
California	0	2,234	0	2,234
Georgia	0	1,090	0	1,090
Nevada	0	660	0	660
New York	0	2,070	0	2,070
Ohio	0	116	0	116
Pennsylvania	0	411	0	411
Texas	0	2,333	0	2,333
U.S. Government Agencies	0	114,119	0	114,119
U.S. Treasury Obligations	0	76,770	0	76,770
Asset-Backed Securities	0	25,405	0	25,405
Sovereign Issues	0	12,313	0	12,313
Short-Term Instruments
Certificates of Deposit	0	5,399	0	5,399
Repurchase Agreements	0	332	0	332
	$0	$381,763	$0	$381,763

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$95,102	$0	$0	$95,102

Total Investments	$95,102	$381,763	$0	$476,865

Financial Derivative Instruments - Assets
Over the counter	$0	$36	$0	$36

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2)	$0	$(2)

Totals	$95,102	$381,797	$0	$476,899

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Mortgage Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.8%

CORPORATE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,493	$1,690

Total Corporate Bonds & Notes (Cost $1,493)		1,690

MUNICIPAL BONDS & NOTES 0.1%

TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034 (d)	7,990	2,394

Total Municipal Bonds & Notes (Cost $3,842)		2,394

U.S. GOVERNMENT AGENCIES 117.8%
Fannie Mae
0.000% due 08/25/2022 (b)(d)	4	4
0.254% due 07/25/2037	2,255	2,121
0.268% due 12/25/2036	727	726
0.394% due 10/27/2037	35,637	35,445
0.414% due 07/25/2032 - 09/26/2033	331	324
0.454% due 06/25/2032	2	2
0.494% due 12/25/2028	15	15
0.495% due 04/25/2035	220	220
0.554% due 02/25/2033	28	27
0.594% due 06/25/2029 - 04/25/2032	183	185
0.613% due 04/18/2028	41	41
0.663% due 10/18/2030	40	40
0.694% due 06/25/2030	154	156
0.713% due 09/18/2027	83	84
0.744% due 06/25/2018	1	1
0.844% due 06/25/2022 - 09/25/2023	40	40
1.094% due 04/25/2032 - 04/25/2037	8,231	8,420
1.294% due 05/25/2023	19	19
1.364% due 03/01/2035	221	235
1.383% due 08/01/2042 - 10/01/2044	3,117	3,197
1.494% due 11/25/2021	11	12
1.583% due 10/01/2030 - 12/01/2040	429	441
1.645% due 07/01/2030	21	22
1.730% due 10/01/2016	4	4
1.750% due 06/01/2017 - 08/01/2017	21	21
1.860% due 03/01/2035	93	97
1.866% due 06/01/2023	18	18
1.900% due 07/01/2017 - 11/01/2017	1	2
1.909% due 10/01/2016 - 10/01/2031	40	39
1.937% due 10/01/2023	11	11
1.947% due 05/01/2019	40	42
1.963% due 11/01/2035	14	15
1.977% due 05/01/2035	133	140
1.980% due 09/01/2035	484	508
1.992% due 02/01/2021	17	17
1.998% due 11/01/2017	3	3
2.000% due 03/01/2030 - 04/01/2033	28,693	28,643
2.039% due 03/01/2018	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.100% due 04/01/2019 - 07/01/2027	$18	$18
2.114% due 01/01/2035	216	228
2.125% due 08/01/2023 - 02/01/2035	465	488
2.166% due 11/01/2035	513	539
2.175% due 02/01/2034	139	148
2.178% due 03/01/2025	8	9
2.180% due 04/01/2022	27	28
2.197% due 09/01/2035	918	973
2.200% due 11/01/2026	79	81
2.223% due 02/01/2026	5	5
2.229% due 10/01/2035	138	147
2.230% due 10/01/2028 - 04/01/2030	19	19
2.237% due 03/01/2035	223	237
2.247% due 02/01/2032	60	62
2.265% due 12/01/2035	36	38
2.270% due 09/01/2028	1	1
2.275% due 05/25/2035	319	337
2.284% due 11/01/2025	21	22
2.295% due 06/01/2019	3	3
2.300% due 02/01/2035	126	135
2.319% due 12/01/2031	5	5
2.325% due 11/01/2023 - 01/01/2030	8	8
2.330% due 11/01/2031	31	32
2.336% due 11/01/2025	84	89
2.343% due 07/01/2035	267	284
2.350% due 02/01/2027	40	42
2.354% due 03/01/2023	5,347	5,411
2.367% due 08/01/2035	146	154
2.368% due 05/01/2030	28	30
2.375% due 06/01/2026	7	7
2.379% due 08/01/2029	37	39
2.387% due 07/01/2035	99	106
2.390% due 05/01/2029	13	13
2.395% due 09/01/2030	19	20
2.397% due 09/01/2031	18	19
2.398% due 03/01/2024	8	8
2.402% due 07/01/2032	21	21
2.409% due 05/01/2035	220	234
2.415% due 07/01/2034	172	183
2.432% due 06/01/2035	41	42
2.441% due 05/01/2026 - 09/01/2034	274	291
2.446% due 07/01/2024	1	1
2.452% due 10/01/2035	73	77
2.455% due 04/01/2030	43	43
2.468% due 01/25/2022 (a)	25,428	2,571
2.476% due 03/01/2030	100	103
2.488% due 06/01/2030	84	88
2.498% due 05/01/2027	31	32
2.500% due 09/01/2029 - 11/01/2030	133,091	135,729
2.504% due 06/01/2032	176	187
2.508% due 06/01/2035	2,256	2,410
2.520% due 06/01/2029 - 04/01/2032	24	25
2.527% due 09/01/2030 - 04/01/2035	96	101
2.538% due 09/01/2017	39	41
2.539% due 05/01/2036	113	122
2.565% due 01/01/2026	109	113
2.610% due 12/01/2029	3	3
2.611% due 02/01/2026	25	27
2.621% due 12/01/2027	15	15
2.625% due 12/01/2023	23	24

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.680% due 04/01/2020	$43	$43
2.695% due 02/01/2025	30	30
2.750% due 06/01/2017	1	1
2.845% due 02/01/2024	79	80
2.865% due 12/01/2017	16	16
2.904% due 02/01/2017	21	21
2.972% due 08/01/2029	11	11
3.000% due 11/01/2028 - 11/01/2045	160,329	164,267
3.007% due 05/01/2036	858	896
3.050% due 01/25/2017 (a)	31,512	180
3.187% due 11/01/2035	1,255	1,339
3.193% due 09/01/2027	1	1
3.243% due 05/01/2036	12	12
3.393% due 09/01/2035	26	27
3.500% due 06/01/2020 - 11/01/2045	170,131	178,391
3.505% due 10/25/2042	2,960	2,942
3.536% due 08/01/2026	6	6
3.579% due 05/01/2036	9	9
3.636% due 02/01/2030	182	194
3.637% due 06/01/2029	4	4
3.800% due 08/01/2025	3,178	3,496
3.822% due 05/01/2036	18	19
3.881% due 01/01/2030	145	149
3.905% due 02/01/2031	36	37
4.000% due 04/01/2019 - 05/01/2044	253,282	272,750
4.076% due 11/01/2028	90	96
4.209% due 11/01/2028	232	246
4.250% due 01/01/2026	1	1
4.266% due 08/01/2028	73	78
4.437% due 02/01/2028	87	92
4.500% due 08/01/2018 - 11/01/2045	84,802	92,201
4.516% due 01/01/2028	4	4
4.528% due 09/01/2034	37	40
4.709% due 02/01/2031	185	192
4.875% due 05/01/2019	5	5
4.939% due 01/01/2029	16	16
4.943% due 07/01/2024	1	1
5.000% due 11/01/2015 - 11/01/2045	70,556	77,383
5.126% due 12/01/2035	104	108
5.181% due 11/01/2035	64	67
5.233% due 12/01/2030	198	210
5.479% due 02/01/2031	83	88
5.500% due 11/01/2020 - 11/01/2045	48,552	54,635
5.504% due 09/01/2020	7	7
5.700% due 08/01/2018	300	311
5.776% due 02/01/2036	81	86
5.956% due 07/25/2042 - 08/25/2042 (a)	35,069	7,269
6.000% due 03/25/2017 - 10/01/2045	67,946	76,982
6.290% due 02/25/2029	241	260
6.300% due 06/25/2031 - 10/17/2038	1,622	1,707
6.500% due 05/01/2016 - 05/01/2040	24,825	28,541
6.589% due 10/25/2031	10	11
6.850% due 12/18/2027	428	496
6.875% due 02/01/2018	13	12
7.000% due 01/01/2016 - 09/01/2032	802	898
7.500% due 03/25/2023 - 07/25/2041	1,146	1,325

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	121

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.730% due 01/01/2025	$702	$743
7.800% due 10/25/2022 - 06/25/2026	40	45
8.000% due 07/01/2030 - 05/01/2032	33	39
8.398% due 06/25/2032	27	27
8.500% due 11/01/2017	8	8
8.750% due 11/25/2019 - 06/25/2021	48	54
9.000% due 03/25/2021 - 11/01/2025	34	38
9.000% due 05/25/2022 - 06/25/2022 (a)	13	3
9.500% due 11/25/2020 - 04/01/2025	109	121
11.483% due 11/25/2043	1,752	1,794
14.409% due 06/25/2042	917	1,219
Farmer Mac
8.312% due 04/25/2030	211	209
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	1,869	1,865
Federal Housing Administration
6.875% due 12/01/2016	16	16
6.896% due 07/01/2020	78	74
7.430% due 02/01/2020 - 05/01/2024	1,566	1,559
7.450% due 05/01/2021	558	557
Freddie Mac
0.407% due 03/15/2031	135	136
0.434% due 07/25/2031	40	39
0.444% due 05/25/2031	180	178
0.457% due 07/15/2034	24	24
0.474% due 09/25/2031	181	178
0.557% due 12/15/2029	122	122
0.657% due 03/15/2024 - 12/15/2031	383	387
0.707% due 05/15/2023 - 03/15/2032	49	49
0.757% due 03/15/2032	2	2
0.807% due 08/15/2035	1,539	1,561
1.157% due 04/15/2031	1,277	1,316
1.167% due 11/25/2022 (a)	31,697	1,901
1.178% due 01/25/2020 (a)	60,191	2,194
1.207% due 06/15/2031	93	96
1.250% due 10/02/2019 (i)	37,780	37,720
1.407% due 04/25/2021 (a)	101,181	5,867
1.407% due 07/15/2027	634	657
1.499% due 11/25/2019 (a)	57,198	2,617
1.556% due 11/25/2019 (a)	83,158	4,153
1.625% due 01/01/2017	1	1
1.655% due 11/25/2016	6,580	6,623
1.750% due 02/01/2017 - 10/01/2024	3	2
1.873% due 10/01/2023	274	288
1.909% due 05/01/2017 - 09/01/2018	30	31
1.910% due 07/01/2030	109	111
2.085% due 04/01/2025	20	20
2.180% due 10/01/2018	1	1
2.187% due 08/01/2018 - 12/01/2035	1,293	1,362
2.191% due 10/01/2035	359	380
2.219% due 03/01/2033	130	138
2.250% due 12/01/2018 - 10/01/2024	72	73
2.262% due 01/01/2028	24	25
2.270% due 07/01/2019	9	9
2.275% due 10/01/2027	14	14

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.308% due 11/01/2027	$3	$3
2.309% due 06/01/2022	19	19
2.333% due 11/01/2027	83	86
2.343% due 09/01/2028	16	17
2.344% due 09/01/2026	102	105
2.348% due 12/01/2032	62	65
2.365% due 10/01/2023	32	33
2.374% due 04/01/2029	18	19
2.375% due 08/01/2029 - 03/01/2033	80	85
2.382% due 11/01/2031	2	2
2.396% due 06/01/2024	11	11
2.402% due 07/01/2024	30	30
2.418% due 04/01/2031	3	3
2.427% due 07/01/2035	468	498
2.445% due 06/01/2022	2	2
2.450% due 09/01/2027	30	30
2.457% due 02/01/2029	93	98
2.460% due 12/01/2026 - 10/01/2036	286	304
2.479% due 11/01/2029	751	788
2.481% due 08/01/2031	11	12
2.492% due 08/01/2027	8	8
2.496% due 08/01/2035	136	145
2.499% due 03/01/2032	28	30
2.500% due 12/15/2027 (a)	11,099	1,009
2.500% due 06/01/2028 - 08/01/2031	42	44
2.512% due 07/01/2028	185	194
2.513% due 12/01/2029	100	104
2.518% due 02/01/2027	146	152
2.525% due 02/01/2031	2	3
2.532% due 10/01/2024	61	64
2.567% due 02/01/2029	45	46
2.575% due 05/01/2019	4	4
2.576% due 05/01/2032	174	181
2.586% due 05/01/2032	269	282
2.607% due 07/01/2027 - 11/01/2027	69	72
2.618% due 05/01/2032	27	28
2.624% due 11/01/2034	227	242
2.625% due 04/01/2019 - 03/01/2027	13	14
2.635% due 10/01/2027	18	20
2.645% due 04/01/2036	410	440
2.647% due 08/01/2030	4	4
2.651% due 07/01/2029	10	10
2.658% due 07/01/2030	12	12
2.659% due 09/01/2024	14	14
2.725% due 05/01/2032	5	6
2.738% due 02/01/2027	30	30
2.750% due 06/15/2026	21,013	21,490
2.946% due 08/15/2032	299	313
3.000% due 08/15/2032 - 10/01/2045	124,939	125,930
3.098% due 03/01/2029	37	39
3.500% due 12/15/2022 - 11/01/2045	170,862	177,652
3.500% due 08/15/2026 (a)	2,235	414
4.000% due 06/01/2029 - 11/01/2045	115,745	123,049
4.500% due 06/01/2018 - 11/01/2045	54,442	59,180
5.000% due 04/01/2018 - 08/01/2041	49,614	54,598
5.500% due 11/01/2018 - 10/01/2045	170,294	189,000
6.000% due 03/01/2017 - 05/01/2040	15,579	17,700

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 12/15/2028	$354	$400
6.500% due 08/01/2016 - 10/25/2043	5,582	6,380
7.000% due 11/15/2020 - 12/01/2032	356	403
7.000% due 10/25/2023 (a)	31	6
7.400% due 02/01/2021	67	67
7.500% due 03/01/2022 - 01/15/2030	179	203
7.500% due 08/15/2029 (a)	7	1
7.645% due 05/01/2025	624	668
8.000% due 06/01/2030 - 09/01/2030	4	5
8.500% due 11/15/2018 - 08/01/2027	98	112
9.000% due 12/15/2020 - 02/15/2021	28	30
9.050% due 06/15/2019	6	6
9.387% due 10/15/2040	54	58
9.500% due 12/15/2020 - 06/01/2021	76	87
9.500% due 11/01/2021 (a)	6	1
11.608% due 04/15/2044	1,698	1,788
11.741% due 05/15/2035	6,448	7,091
12.970% due 05/15/2041	7,848	8,584
15.212% due 01/15/2035	8,287	9,161
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	351	287
0.409% due 05/16/2030 - 02/16/2032	156	156
0.509% due 05/16/2029 - 01/16/2031	239	241
0.566% due 06/20/2032	153	154
0.749% due 03/16/2051 (a)	3,197	117
0.809% due 02/16/2030	32	32
0.842% due 05/20/2063	4,524	4,546
0.859% due 02/16/2030	29	30
0.912% due 09/20/2063	20,277	20,451
0.948% due 06/16/2043 (a)	62,197	2,058
1.166% due 03/20/2031	1,300	1,325
1.192% due 08/20/2063	32,491	33,088
1.216% due 02/20/2031	757	761
1.338% due 01/20/2059	829	844
1.404% due 10/20/2058	730	744
1.492% due 09/20/2063	15,540	16,024
1.625% due 08/20/2017 - 07/20/2035	16,483	17,157
1.750% due 04/20/2017 - 04/20/2033	10,399	10,736
2.000% due 06/20/2017 - 08/20/2030	2,030	2,104
2.250% due 01/20/2034	4,101	4,244
2.500% due 09/20/2017 - 10/01/2045	18,042	18,239
3.000% due 06/20/2018 - 11/01/2045	162,239	165,648
3.500% due 03/20/2016 - 11/01/2045	210,581	220,452
4.000% due 11/20/2018 - 11/01/2045	135,834	144,699
4.500% due 06/15/2035 - 10/01/2045	119,460	128,356
5.000% due 03/15/2033 - 08/20/2043	110,013	121,592
5.500% due 05/15/2031 - 08/15/2041	31,552	35,473
6.000% due 09/15/2036 - 10/01/2045	8,123	9,208

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 03/16/2029	$1,013	$1,167
6.500% due 10/15/2023 - 07/15/2039	7,687	8,963
6.855% due 03/16/2041	605	670
7.000% due 05/15/2023 - 02/16/2029	270	287
7.500% due 04/15/2017 - 11/15/2031	91	100
7.750% due 10/15/2025	14	14
8.000% due 04/15/2017 - 09/15/2031	1,949	2,275
8.500% due 06/15/2027 - 01/20/2031	515	575
9.000% due 04/15/2020 - 09/15/2030	42	43
9.500% due 12/15/2021	17	19
Small Business Administration
5.370% due 04/01/2028	5,420	6,067
5.490% due 05/01/2028	6,728	7,539
5.870% due 05/01/2026 - 07/01/2028	4,642	5,258
6.220% due 12/01/2028	836	959
7.190% due 12/01/2019	37	40
7.220% due 11/01/2020	109	118
Vendee Mortgage Trust
6.436% due 01/15/2030	313	359
6.500% due 03/15/2029	916	1,065

Total U.S. Government Agencies (Cost $3,028,981)		3,082,609

U.S. TREASURY OBLIGATIONS 6.7%
U.S. Treasury Notes
2.000% due 02/15/2025	6,300	6,278
2.125% due 05/15/2025	6,000	6,039
1.375% due 03/31/2020 (g)	12,000	12,041
1.375% due 04/30/2020	12,000	12,035
1.875% due 05/31/2022	37,500	37,863
2.000% due 07/31/2022	100,000	101,745

Total U.S. Treasury Obligations (Cost $173,979)		176,001

MORTGAGE-BACKED SECURITIES 9.5%
Adjustable Rate Mortgage Trust
2.527% due 01/25/2035	596	613
2.763% due 09/25/2035	1,468	1,296
American Home Mortgage Investment Trust
2.534% due 02/25/2045	844	859
BAMLL Commercial Mortgage Securities Trust
1.418% due 01/15/2028	2,300	2,281
Banc of America Funding Ltd.
0.459% due 10/03/2039	2,329	2,294
Banc of America Funding Trust
0.506% due 05/20/2035 ^	1,102	771
5.000% due 09/25/2019	161	164
5.753% due 10/25/2036 ^	2,011	1,667
5.837% due 01/25/2037 ^	1,778	1,494
Banc of America Mortgage Trust
2.630% due 02/25/2036 ^	604	542
2.676% due 07/25/2034	6	7
2.745% due 06/20/2031	149	153
2.748% due 07/25/2033	112	113
3.549% due 07/20/2032	25	24
5.000% due 12/25/2018	21	21
5.500% due 11/25/2033	359	371
6.500% due 10/25/2031	21	22

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCAP LLC Trust
0.699% due 01/26/2036	$3,718	$3,484
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035	322	324
2.320% due 08/25/2035	187	189
2.515% due 03/25/2035	148	150
2.526% due 01/25/2034	6	5
2.595% due 02/25/2033	10	10
2.607% due 08/25/2033	605	605
2.625% due 08/25/2033	752	762
2.625% due 04/25/2034	9	9
2.680% due 03/25/2035	594	598
2.767% due 11/25/2030	4	4
Bear Stearns ALT-A Trust
2.581% due 05/25/2035	671	653
2.709% due 11/25/2036	1,012	736
2.784% due 11/25/2036	1,097	843
4.139% due 11/25/2036 ^	480	367
Bear Stearns Commercial Mortgage Securities Trust
5.895% due 06/11/2040	125	125
7.000% due 05/20/2030	850	899
Bear Stearns Mortgage Securities, Inc.
2.744% due 06/25/2030	5	5
Bear Stearns Structured Products, Inc. Trust
2.641% due 12/26/2046	2,185	1,655
Bella Vista Mortgage Trust
0.446% due 05/20/2045	543	423
Chase Mortgage Finance Trust
2.709% due 09/25/2036 ^	97	84
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.374% due 05/25/2036	310	272
0.444% due 08/25/2035	573	529
0.683% due 01/25/2035	494	416
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035	759	762
2.660% due 05/25/2035	18	18
2.708% due 08/25/2035 ^	911	677
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,544	1,359
Commercial Mortgage Trust
1.810% due 07/10/2046 (a)	30,774	964
2.377% due 07/10/2046 (a)	24,053	1,531
Countrywide Alternative Loan Resecuritization Trust
2.562% due 03/25/2047	322	302
Countrywide Alternative Loan Trust
0.364% due 01/25/2037 ^	418	405
0.394% due 05/25/2036	80	67
0.404% due 05/25/2035	1,536	1,280
0.414% due 05/25/2035	274	235
0.416% due 07/20/2046 ^	943	712
0.444% due 05/25/2035	415	274
0.444% due 09/25/2046 ^	3,568	1,622
0.444% due 10/25/2046 ^	790	547
0.454% due 07/25/2046 ^	2,132	1,127
0.464% due 05/25/2036 ^	253	229
0.474% due 12/25/2035	375	330
0.496% due 09/20/2046	6,628	2,807
0.534% due 10/25/2046 ^	1,268	145
0.544% due 06/25/2047 ^	68	24
0.564% due 11/25/2035 ^	60	44
6.250% due 11/25/2036 ^	1,851	1,748
Countrywide Home Loan Mortgage Pass-Through Trust
0.424% due 05/25/2035	1,546	1,316
0.484% due 04/25/2035	1,079	944
0.494% due 04/25/2046 ^	699	435
0.514% due 03/25/2035	139	107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.524% due 02/25/2035	$941	$874
0.534% due 02/25/2035	25	22
0.534% due 03/25/2036	854	441
0.544% due 02/25/2036 ^	374	311
0.594% due 03/25/2035 ^	76	24
0.734% due 02/25/2035	280	266
2.003% due 06/19/2031	16	14
2.125% due 07/19/2031	7	6
2.278% due 09/25/2034 ^	363	336
2.674% due 09/25/2047 ^	1,423	1,282
2.741% due 11/19/2033	46	45
2.766% due 08/25/2034 ^	659	589
4.810% due 02/20/2036 ^	690	607
Credit Suisse First Boston Mortgage Securities Corp.
2.236% due 06/25/2033	30	29
4.844% due 06/25/2032	5	5
Credit Suisse Mortgage Capital Certificates
4.472% due 07/26/2037	96	96
4.792% due 05/27/2053	5,344	5,739
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	2,915	1,651
Deutsche ALT-B Securities, Inc.
0.294% due 10/25/2036 ^	28	18
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	970	1,007
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	11	11
FFCA Secured Franchise Loan Trust
8.180% due 09/18/2027	1,611	1,614
8.970% due 09/18/2027	4,000	2,432
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	373	389
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	23	24
First Republic Mortgage Loan Trust
0.557% due 11/15/2031	2,942	2,826
1.077% due 11/15/2031	701	596
GreenPoint Mortgage Funding Trust
0.394% due 12/25/2046 ^	2,425	1,498
0.464% due 04/25/2036 ^	475	299
Greenpoint Mortgage Pass-Through Certificates
2.855% due 10/25/2033	89	88
GS Mortgage Securities Trust
3.206% due 02/10/2048	6,000	6,188
GSR Mortgage Loan Trust
0.454% due 08/25/2046	3,793	1,640
2.334% due 06/25/2034	39	38
2.587% due 04/25/2036	508	460
HarborView Mortgage Loan Trust
0.346% due 03/19/2037	640	548
0.406% due 07/21/2036	1,708	1,409
0.436% due 05/19/2046 ^	1,156	495
0.466% due 09/19/2046 ^	129	8
2.342% due 11/19/2034	87	70
2.744% due 07/19/2035 ^	30	26
3.208% due 08/19/2034	2,392	2,370
4.803% due 08/19/2036 ^	800	724
HomeBanc Mortgage Trust
0.374% due 12/25/2036	489	434
1.054% due 08/25/2029	753	713
Impac Secured Assets Trust
0.344% due 11/25/2036	2,129	1,567
IndyMac Adjustable Rate Mortgage Trust
1.796% due 01/25/2032	10	9
IndyMac Mortgage Loan Trust
0.404% due 05/25/2046	1,671	1,431

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	123

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.434% due 04/25/2035	$143	$128
0.434% due 07/25/2035	1,560	1,371
0.494% due 11/25/2035 ^	225	137
0.494% due 06/25/2037 ^	568	313
0.514% due 02/25/2035	335	312
2.457% due 01/25/2036 ^	2	2
2.551% due 12/25/2034	14	13
2.621% due 08/25/2035 ^	1,459	1,231
2.646% due 01/25/2036 ^	2,095	1,757
JPMorgan Mortgage Trust
2.772% due 10/25/2035	2,892	2,820
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	6	0
LB Mortgage Trust
8.623% due 01/20/2017	52	52
Lehman XS Trust
0.514% due 11/25/2046 ^	1,680	764
Luminent Mortgage Trust
0.374% due 12/25/2036 ^	2,558	2,116
MASTR Adjustable Rate Mortgages Trust
0.434% due 05/25/2037	787	519
0.494% due 05/25/2047 ^	3,115	1,963
0.534% due 05/25/2047 ^	2,641	1,230
MASTR Asset Securitization Trust
5.000% due 12/25/2019	550	567
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	152	160
MASTR Seasoned Securitization Trust
2.491% due 10/25/2032	357	355
6.249% due 09/25/2017	100	102
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.907% due 11/15/2031	707	695
1.087% due 11/15/2031	86	76
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030	780	749
0.687% due 06/15/2030	635	608
Merrill Lynch Alternative Note Asset Trust
0.494% due 03/25/2037	1,430	694
Merrill Lynch Mortgage Investors Trust
1.207% due 10/25/2028	98	98
1.937% due 01/25/2029	4,000	3,847
2.151% due 04/25/2035	31	30
Morgan Stanley Mortgage Loan Trust
0.704% due 02/25/2047	1,821	1,289
2.502% due 07/25/2035	1,760	1,525
Mortgage Equity Conversion Asset Trust
0.730% due 02/25/2042	5,442	4,660
0.760% due 05/25/2042	14,742	12,845
0.830% due 10/25/2041	23,566	19,324
0.830% due 01/25/2042	37,049	31,491
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.857% due 02/19/2030	352	349
PNC Commercial Mortgage Acceptance Corp.
1.395% due 07/15/2031 (a)	543	11
Prime Mortgage Trust
0.594% due 02/25/2034	63	60
4.750% due 11/25/2019	20	20
RBSSP Resecuritization Trust
0.699% due 11/26/2035	34	34
Residential Accredit Loans, Inc. Trust
0.464% due 05/25/2046 ^	1,863	1,149
0.594% due 03/25/2033	39	39
0.694% due 06/25/2035	567	474
3.250% due 08/25/2035 ^	646	347
Residential Asset Securitization Trust
0.594% due 05/25/2033	18	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Funding Mortgage Securities, Inc. Trust
3.161% due 09/25/2035 ^	$1,836	$1,468
RiverView HECM Trust
0.254% due 07/25/2047	12,172	11,476
Sequoia Mortgage Trust
0.856% due 04/19/2027	88	83
0.916% due 11/22/2024	9	9
0.916% due 10/19/2026	42	41
0.976% due 10/20/2027	640	606
2.349% due 01/20/2047 ^	1,266	1,038
Structured Adjustable Rate Mortgage Loan Trust
0.929% due 06/25/2034	757	713
2.034% due 10/25/2037 ^	2,097	1,409
2.431% due 01/25/2035	1,807	1,726
2.493% due 07/25/2034	67	67
2.562% due 11/25/2035 ^	1,757	1,402
2.569% due 08/25/2035	25	24
2.719% due 07/25/2035 ^	101	87
Structured Asset Mortgage Investments Trust
0.324% due 03/25/2037	276	207
0.384% due 06/25/2036	441	368
0.404% due 05/25/2046	1,520	1,203
0.424% due 05/25/2045	1,984	1,756
0.466% due 07/19/2035	3,941	3,764
0.494% due 08/25/2036 ^	3,896	1,656
0.876% due 09/19/2032	2,098	2,054
0.876% due 10/19/2034	237	228
0.916% due 03/19/2034	1,107	1,072
Structured Asset Mortgage Investments, Inc.
1.747% due 05/02/2030	63	40
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.784% due 05/25/2022	213	216
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.233% due 01/25/2032	106	103
2.345% due 07/25/2032	1	1
2.349% due 06/25/2033	36	35
2.397% due 08/25/2032	363	358
2.512% due 04/25/2033	86	84
2.516% due 02/25/2032	2	2
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^	27	27
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,794	1,176
5.970% due 09/25/2036	9,085	1,476
6.015% due 07/25/2037	3,359	2,531
Thornburg Mortgage Securities Trust
2.155% due 06/25/2043	1,635	1,627
WaMu Mortgage Pass-Through Certificates Trust
0.414% due 07/25/2046 ^	15	0
0.454% due 11/25/2045	1,567	1,478
0.484% due 10/25/2045	177	165
0.514% due 01/25/2045	468	443
0.514% due 07/25/2045	93	90
0.524% due 01/25/2045	1,921	1,791
0.694% due 07/25/2044	281	262
0.894% due 12/25/2045	923	390
1.039% due 11/25/2046	544	450
1.199% due 02/25/2046	1,812	1,675
1.399% due 11/25/2042	81	76
1.583% due 08/25/2042	917	876
1.599% due 06/25/2042	583	566
1.909% due 01/25/2047	1,810	1,645
1.958% due 04/25/2037 ^	1,809	1,583
2.026% due 12/25/2036 ^	1,638	1,459
2.365% due 12/25/2035	573	556
2.433% due 03/25/2034	15	15

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.488% due 08/25/2033	$760	$783
2.520% due 09/25/2033	316	321
Washington Mutual Mortgage Pass-Through Certificates Trust
0.444% due 07/25/2046 ^	608	277
2.364% due 11/25/2030	229	229
6.268% due 07/25/2036	3,339	1,702
Wells Fargo Commercial Mortgage Trust
2.231% due 10/15/2045 (a)	49,826	4,660
Wells Fargo Mortgage-Backed Securities Trust
0.694% due 07/25/2037 ^	1,154	1,006
2.625% due 12/25/2033	388	390
2.685% due 06/25/2035	733	755
2.725% due 10/25/2033	166	168
2.740% due 07/25/2034	69	70

Total Mortgage-Backed Securities (Cost $258,937)		247,477

ASSET-BACKED SECURITIES 6.4%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,423	1,055
ACE Securities Corp. Home Equity Loan Trust
0.254% due 10/25/2036	323	182
0.894% due 08/25/2030	31	29
1.244% due 07/25/2034	1,793	1,648
AFC Home Equity Loan Trust
1.004% due 06/25/2029	300	268
1.144% due 12/26/2029	2	2
Amortizing Residential Collateral Trust
0.774% due 07/25/2032	736	687
0.894% due 10/25/2031	296	270
Amresco Residential Securities Corp. Mortgage Loan Trust
0.689% due 06/25/2028	62	58
0.749% due 06/25/2027	81	79
0.824% due 09/25/2028	700	658
1.134% due 06/25/2029	204	190
Apidos Quattro CDO
0.537% due 01/20/2019	416	416
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.684% due 10/25/2035	7,500	6,166
Asset-Backed Funding Certificates Trust
0.894% due 06/25/2034	279	262
1.214% due 03/25/2032	586	562
Asset-Backed Securities Corp. Home Equity Loan Trust
0.274% due 05/25/2037	2	1
0.727% due 06/15/2031	187	182
1.139% due 09/25/2034	4,213	3,902
Bayview Financial Acquisition Trust
0.544% due 05/28/2037	2,152	1,620
Bear Stearns Asset-Backed Securities Trust
0.594% due 09/25/2046	2,158	1,863
1.169% due 02/25/2034	362	334
1.394% due 10/25/2032	239	227
1.694% due 11/25/2042	497	483
2.972% due 06/25/2043	32	32
CDC Mortgage Capital Trust
1.244% due 01/25/2033	754	706
Centex Home Equity Loan Trust
0.494% due 01/25/2032	134	126
1.044% due 01/25/2032	832	632
Chase Funding Trust
0.794% due 07/25/2033	27	25
0.834% due 08/25/2032	590	544
0.854% due 11/25/2032	412	394

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIFC Funding Ltd.
1.459% due 08/14/2024	$5,770	$5,789
CIT Group Home Equity Loan Trust
0.734% due 06/25/2033	796	749
1.169% due 12/25/2031	419	396
Citigroup Global Markets Mortgage Securities, Inc.
1.169% due 10/25/2028	83	82
1.544% due 01/25/2032	330	304
6.930% due 08/25/2028	310	318
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045	328	232
Conseco Finance Home Equity Loan Trust
0.907% due 08/15/2033	2,896	2,811
1.707% due 05/15/2032	529	521
Conseco Financial Corp.
6.240% due 12/01/2028	1,094	1,129
7.550% due 01/15/2029	75	78
Countrywide Asset-Backed Certificates
0.444% due 04/25/2036	65	65
1.094% due 06/25/2033	129	125
1.094% due 10/25/2047	2,588	2,325
1.194% due 09/25/2032	1,351	1,264
Credit Suisse First Boston Mortgage Securities Corp.
0.554% due 05/25/2044	111	109
0.934% due 08/25/2032	153	136
Credit-Based Asset Servicing and Securitization LLC
0.264% due 01/25/2037 ^	377	172
1.294% due 04/25/2032	218	211
Delta Funding Home Equity Loan Trust
1.027% due 09/15/2029	16	15
Doral CLO Ltd.
1.532% due 05/26/2023	9,382	9,384
Dryden Senior Loan Fund
1.459% due 01/15/2022	4,928	4,919
EMC Mortgage Loan Trust
0.934% due 05/25/2040	344	314
EquiFirst Mortgage Loan Trust
0.674% due 01/25/2034	194	179
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	399	496
Galaxy CLO Ltd.
1.623% due 08/20/2022	1,000	1,000
GE-WMC Mortgage Securities Trust
0.234% due 08/25/2036	84	50
GMAC Mortgage Corp. Home Equity Loan Trust
0.674% due 01/25/2029	160	152
GSAMP Trust
0.494% due 10/25/2036 ^	8,992	1,059
0.594% due 02/25/2033	340	319
IMC Home Equity Loan Trust
6.880% due 11/20/2028	4	4
7.520% due 08/20/2028	35	35
Irwin Home Equity Loan Trust
1.544% due 02/25/2029	176	171
JPMorgan Mortgage Acquisition Trust
0.254% due 03/25/2047	1	1
0.274% due 08/25/2036	63	32
0.454% due 03/25/2037	300	221
Long Beach Mortgage Loan Trust
0.754% due 10/25/2034	62	58
1.244% due 10/25/2034	713	625
1.619% due 03/25/2032	1,018	970
Madison Park Funding Ltd.
1.587% due 06/15/2022	681	680
MASTR Asset-Backed Securities Trust
0.944% due 12/25/2034 ^	4,463	4,300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
0.254% due 10/25/2037 ^	$1,565	$490
0.274% due 09/25/2037	244	92
0.914% due 06/25/2035	564	518
MESA Trust
0.994% due 12/25/2031	597	549
Mid-State Trust
6.340% due 10/15/2036	823	896
7.340% due 07/01/2035	456	492
7.400% due 07/01/2035	20	21
7.790% due 07/01/2035	26	28
7.791% due 03/15/2038	1,244	1,290
Morgan Stanley ABS Capital, Inc. Trust
0.994% due 07/25/2037	238	233
Morgan Stanley Mortgage Loan Trust
0.554% due 04/25/2037	371	201
5.750% due 04/25/2037 ^	963	730
6.000% due 07/25/2047 ^	2,060	1,660
Option One Mortgage Loan Trust
0.334% due 01/25/2037	903	530
0.794% due 01/25/2032	84	71
0.974% due 02/25/2035	4,021	3,295
Option One Mortgage Loan Trust Asset-Backed Certificates
0.654% due 11/25/2035	400	298
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.694% due 07/25/2035	5,000	4,952
Renaissance Home Equity Loan Trust
0.554% due 11/25/2034	222	191
0.694% due 12/25/2033	2,314	2,218
0.954% due 12/25/2032	22	20
1.074% due 08/25/2033	353	334
1.394% due 08/25/2032	1,170	1,071
Residential Asset Securities Corp. Trust
0.694% due 07/25/2032 ^	767	676
0.779% due 06/25/2033	107	91
0.794% due 06/25/2032 ^	70	57
Residential Funding Home Loan Trust
8.350% due 03/25/2025	2	2
Residential Mortgage Loan Trust
1.694% due 09/25/2029	148	142
SACO, Inc.
0.714% due 06/25/2036 ^	365	586
Saxon Asset Securities Trust
0.874% due 12/26/2034	1,041	995
Securitized Asset-Backed Receivables LLC Trust
0.254% due 12/25/2036 ^	2,753	1,088
SLM Student Loan Trust
0.375% due 07/25/2019	179	178
0.375% due 04/27/2020	1,145	1,132
0.385% due 07/25/2019	1,226	1,215
0.465% due 07/25/2023	1,934	1,898
1.045% due 01/25/2019	2,200	2,190
1.537% due 12/15/2033	4,349	3,919
1.795% due 04/25/2023	44,859	45,015
Soundview Home Loan Trust
0.254% due 11/25/2036	85	34
Specialty Underwriting & Residential Finance Trust
0.694% due 09/25/2036	7,500	4,931
0.874% due 01/25/2034	300	263
1.394% due 10/25/2035	1,358	1,141
Structured Asset Investment Loan Trust
0.854% due 04/25/2035	5,000	4,712
1.169% due 09/25/2034	913	801
1.469% due 12/25/2034	976	609
1.619% due 04/25/2034	303	305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Trapeza CDO Ltd.
1.063% due 11/16/2034	$1,000	$720
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,589	1,643
UPS Capital Business Credit
0.787% due 04/15/2026	77	11
Voya CLO Ltd.
1.609% due 10/15/2022	6,500	6,496
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.824% due 04/25/2034	925	837

Total Asset-Backed Securities (Cost $183,429)		167,270

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (e) 0.2%
		5,375

U.S. TREASURY BILLS 0.0%
0.131% due 01/07/2016 - 01/14/2016 (c)(g)	1,130	1,130

Total Short-Term Instruments (Cost $6,505)		6,505

Total Investments in Securities (Cost $3,657,166)		3,683,946

	SHARES
INVESTMENTS IN AFFILIATES 12.8%

SHORT-TERM INSTRUMENTS 12.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.8%
PIMCO Short-Term Floating NAV Portfolio III	33,902,368	336,142

Total Short-Term Instruments (Cost $336,210)		336,142

Total Investments in Affiliates (Cost $336,210)		336,142

Total Investments 153.6% (Cost $3,993,376)		$4,020,088

Financial Derivative Instruments (f)(h) 0.3% (Cost or Premiums, net $(5,888))		7,570

Other Assets and Liabilities, net (53.9%)		(1,411,039)

Net Assets 100.0%		$2,616,619

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	125

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$5,375	U.S. Treasury Notes 0.625% - 1.875% due 02/15/2017 - 06/30/2020	$(5,484)	$5,375	$5,375

Total Repurchase Agreements						$(5,484)	$5,375	$5,375

(1)	Includes accrued interest.

As of September 30, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $4,364 at a weighted average interest rate of (0.270%).

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	10/01/2045	$ 10,000	$(9,647)	$(9,799)
Fannie Mae	3.500%	10/01/2045	23,000	(23,974)	(24,003)
Fannie Mae	4.000%	10/01/2030	36,000	(37,693)	(37,679)
Fannie Mae	4.000%	10/01/2045	33,455	(24,884)	(25,025)
Fannie Mae	4.000%	11/01/2045	33,000	(35,047)	(35,145)
Fannie Mae	4.500%	10/01/2030	2,000	(2,076)	(2,073)
Fannie Mae	6.000%	10/01/2045	46,000	(51,937)	(52,015)
Fannie Mae	6.500%	10/01/2045	20,000	(22,887)	(22,898)
Freddie Mac	3.500%	10/01/2030	500	(526)	(527)
Freddie Mac	5.000%	10/01/2045	15,400	(16,901)	(16,875)
Freddie Mac	5.500%	10/01/2045	83,500	(92,855)	(92,633)
Freddie Mac	5.500%	11/01/2045	79,000	(87,530)	(87,557)
Ginnie Mae	3.000%	10/01/2045	40,000	(40,419)	(40,840)
Ginnie Mae	4.500%	10/01/2045	9,000	(9,749)	(9,754)
Ginnie Mae	5.000%	10/01/2045	67,600	(73,881)	(73,980)

Total Short Sales				$(530,006)	$(530,803)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$5,375	$0	$0	$5,375	$(5,484)	$(109)

Total Borrowings and Other Financing Transactions	$5,375	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$33,700	$(1,067)	$(1,477)	$16	$0
Receive	3-Month USD-LIBOR	2.400%	06/30/2025	76,500	(3,184)	(3,654)	73	0
Receive	3-Month USD-LIBOR	2.220%	07/09/2025	20,000	(481)	(901)	19	0

					$(4,732)	$(6,032)	$108	$0

Total Swap Agreements					$(4,732)	$(6,032)	$108	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(g)	Securities with an aggregate market value of $3,450 and cash of $2,248 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$108	$108	$0	$0	$0	$0

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 3.000% due 10/01/2045	$	100.906	10/07/2015	$2,000	$(8)	$(12)
	Put - OTC Fannie Mae 3.500% due 10/01/2045		103.047	10/07/2015	25,000	(70)	(1)
	Call - OTC Fannie Mae 3.500% due 10/01/2045		104.609	10/07/2015	1,000	(1)	(1)

GSC	Call - OTC Fannie Mae 3.000% due 10/01/2045		100.930	10/07/2015	1,000	(4)	(6)
	Call - OTC Fannie Mae 3.500% due 10/01/2045		104.578	10/07/2015	4,000	(5)	(5)

JPM	Put - OTC Fannie Mae 3.500% due 10/01/2045		102.828	10/07/2015	11,000	(28)	0
	Call - OTC Fannie Mae 3.500% due 10/01/2045		104.094	10/07/2015	63,000	(165)	(241)

						$(281)	$(266)

Total Written Options						$(281)	$(266)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount	Premiums
Balance at Beginning of Period	$357,700	$(1,872)
Sales	830,500	(3,092)
Closing Buys	(230,000)	1,823
Expirations	(567,700)	2,030
Exercised	(283,500)	830

Balance at End of Period	$107,000	$(281)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
BRC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.100% due 02/25/2034	(1.190%	)	02/25/2034	$388	$0	$17	$17	$0
	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240%	)	02/25/2035	589	0	312	312	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	127

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%	)	10/11/2021	$1,500	$0	$11	$11	$0

JPM	Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	(1.850%	)	10/18/2020	1,000	0	11	11	0
	UBS Commercial Mortgage Trust 5.404% due 09/15/2040	(1.170%	)	09/15/2040	4,000	0	2,960	2,960	0

MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390%	)	12/27/2033	313	0	15	15	0

UAG	Merrill Lynch Mortgage Trust 5.642% due 06/12/2043	(1.080%	)	06/12/2043	5,262	108	4,815	4,923	0

						$ 108	$8,141	$8,249	$0

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION (2)

Counterparty	Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	09/25/2034	$7,078	$(2,407)	$2,447	$40	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690%	07/25/2035	3,590	(1,256)	742	0	(514)
	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.050% due 10/25/2034	1.050%	10/25/2034	178	(57)	27	0	(30)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110%	12/25/2034	5,000	(1,600)	1,624	24	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930%	11/25/2034	1,401	(392)	396	4	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950%	11/25/2034	3	(3)	2	0	(1)

					$(5,715)	$5,238	$68	$(545)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.590%	10/14/2015	$50,000	$0	$117	$117	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$13,943		$(64)	$0	$(64)

FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	16,621		(77)	0	(77)

GST	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	4,332		(20)	0	(20)

								$(161)	$0	$(161)

Total Swap Agreements							$(5,607)	$13,335	$8,434	$(706)

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(i)	Securities with an aggregate market value of $580 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BRC	$0	$0	$329	$329	$0	$0	$0	$0	$329	$(300)	$29
CBK	0	0	0	0	0	0	(64)	(64)	(64)	0	(64)
DUB	0	0	0	0	0	(14)	0	(14)	(14)	(290)	(304)
FBF	0	0	0	0	0	0	(77)	(77)	(77)	0	(77)
GSC	0	0	0	0	0	(11)	0	(11)	(11)	0	(11)
GST	0	0	79	79	0	0	(565)	(565)	(486)	580	94
JPM	0	0	2,971	2,971	0	(241)	0	(241)	2,730	(2,840)	(110)
JPS	0	0	117	117	0	0	0	0	117	0	117
MYC	0	0	15	15	0	0	0	0	15	(150)	(135)
UAG	0	0	4,923	4,923	0	0	0	0	4,923	(4,690)	233

Total Over the Counter	$0	$0	$8,434	$8,434	$0	$(266)	$(706)	$(972)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$108	$108

Over the counter
Swap Agreements	$0	$8,317	$0	$0	$117	$8,434

	$0	$8,317	$0	$0	$225	$8,542

Financial Derivative Instruments - Liabilities
Over the counter
Written Options	$0	$0	$0	$0	$266	$266
Swap Agreements	0	545	0	0	161	706

	$0	$545	$0	$0	$427	$972

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(1,130)	$(1,130)

Over the counter
Purchased Options	$0	$0	$0	$0	$(2,481)	$(2,481)
Written Options	0	0	0	0	3,758	3,758
Swap Agreements	0	430	0	0	1,595	2,025

	$0	$430	$0	$0	$2,872	$3,302

	$0	$430	$0	$0	$1,742	$2,172

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	129

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

September 30, 2015 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(4,166)	$(4,166)

Over the counter
Purchased Options	$0	$0	$0	$0	$1,605	$1,605
Written Options	0	0	0	0	(349)	(349)
Swap Agreements	0	(417)	0	0	297	(120)

	$0	$(417)	$0	$0	$1,553	$1,136

	$0	$(417)	$0	$0	$(2,613)	$(3,030)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,690	$0	$1,690
Municipal Bonds & Notes
Texas	0	2,394	0	2,394
U.S. Government Agencies	0	3,079,460	3,149	3,082,609
U.S. Treasury Obligations	0	176,001	0	176,001
Mortgage-Backed Securities	0	159,686	87,791	247,477
Asset-Backed Securities	0	167,259	11	167,270
Short-Term Instruments
Repurchase Agreements	0	5,375	0	5,375
U.S. Treasury Bills	0	1,130	0	1,130
	$0	$3,592,995	$90,951	$3,683,946

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$336,142	$0	$0	$336,142

Total Investments	$336,142	$3,592,995	$90,951	$4,020,088

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(530,803)	$0	$(530,803)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	108	0	108
Over the counter	0	8,434	0	8,434
	$0	$8,542	$0	$8,542

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(972)	$0	$(972)

Totals	$336,142	$3,069,762	$90,951	$3,496,855

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
U.S. Government Agencies	$3,433	$0	$(317)	$(1)	$(3)	$37	$0	$0	$3,149	$31
Mortgage-Backed Securities	160,929	0	(75,873)	155	(4,413)	11,118	1,614	(5,739)	87,791	(52)
Asset-Backed Securities	11	0	(1)	1	0	0	0	0	11	0

Totals	$164,373	$0	$(76,191)	$155	$(4,416)	$11,155	$1,614	$(5,739)	$90,951	$(21)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$3,149	Proxy Pricing	Base Price	94.96-107.00
Mortgage-Backed Securities	15,384	Proxy Pricing	Base Price	94.30-100.11
	72,407	Third Party Vendor	Broker Quote	60.81-87.13
Asset-Backed Securities	11	Proxy Pricing	Base Price	14.39

Total	$90,951

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Municipal Sector Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.1%

MUNICIPAL BONDS & NOTES 97.0%

ALABAMA 0.4%
Birmingham, Alabama Special Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$585

ALASKA 1.5%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,345

CALIFORNIA 15.6%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	5,000	5,988
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	365	482
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	2,000	2,858
Inland Valley Development Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.500% due 03/01/2033	2,000	2,133
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,000	1,301
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,186
Los Angeles Community College District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,298
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,505
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,231
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	285
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	178

		24,445

COLORADO 2.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,403

DISTRICT OF COLUMBIA 7.4%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,621

FLORIDA 2.0%
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,488
Hillsborough County, Florida Aviation Authority Revenue Bonds, Series 2015
5.000% due 10/01/2044	1,000	1,109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	$500	$501

		3,098

ILLINOIS 22.9%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,000
5.250% due 01/01/2028	2,000	1,989
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,392
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,669
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,407
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	6,555	6,637
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	970
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,688
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,223

		35,975

LOUISIANA 3.6%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,646

MARYLAND 4.8%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,783
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,420
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	3,000	3,311

		7,514

MICHIGAN 1.4%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,251

NEW JERSEY 6.7%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	4,058
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,777
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	4,652

		10,487

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 7.8%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	$2,000	$2,366
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.000% due 11/15/2029	2,000	2,339
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,147
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	558
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	2,000	2,305
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,543

		12,258

OHIO 2.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	299
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008
0.010% due 01/01/2043	3,300	3,300

		3,599

TENNESSEE 3.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,306
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,385

		4,691

TEXAS 12.1%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,593
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,757
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,313
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,289

		18,952

WASHINGTON 3.3%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,170
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	3,027

		5,197

Total Municipal Bonds & Notes (Cost $132,880)		152,067

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	131

Schedule of Investments PIMCO Municipal Sector Portfolio (Cont.)

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (a) 0.1%
		$159

Total Short-Term Instruments (Cost $159)		159

Total Investments in Securities (Cost $133,039)		152,226

	SHARES
INVESTMENTS IN AFFILIATES 2.1%

SHORT-TERM INSTRUMENTS 2.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	327,219	3,244

MARKET VALUE (000S)
Total Short-Term Instruments (Cost $3,245)	$3,244

Total Investments in Affiliates (Cost $3,245)	3,244

Total Investments 99.2% (Cost $136,284)	$155,470

Other Assets and Liabilities, net 0.8%	1,285

Net Assets 100.0%	$156,755

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$159	U.S. Treasury Notes 0.625% due 02/15/2017	$(165)	$159	$159

Total Repurchase Agreements						$(165)	$159	$159

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$159	$0	$0	$159	$(165)	$(6)

Total Borrowings and Other Financing Transactions	$159	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$585	$0	$585
Alaska	0	2,345	0	2,345
California	0	24,445	0	24,445
Colorado	0	3,403	0	3,403
District of Columbia	0	11,621	0	11,621
Florida	0	3,098	0	3,098
Illinois	0	35,975	0	35,975
Louisiana	0	5,646	0	5,646
Maryland	0	7,514	0	7,514
Michigan	0	2,251	0	2,251
New Jersey	0	10,487	0	10,487
New York	0	12,258	0	12,258
Ohio	0	3,599	0	3,599

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Tennessee	$0	$4,691	$0	$4,691
Texas	0	18,952	0	18,952
Washington	0	5,197	0	5,197
Short-Term Instruments
Repurchase Agreements	0	159	0	159
	$0	$152,226	$0	$152,226

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,244	$0	$0	$3,244

Total Investments	$3,244	$152,226	$0	$155,470

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	133

Schedule of Investments PIMCO Real Return Portfolio

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 150.2%

CORPORATE BONDS & NOTES 14.4%

BANKING & FINANCE 12.2%
Banca Monte dei Paschi di Siena SpA
3.625% due 04/01/2019	EUR	10,400	$	11,697
Banco Popolare SC
3.500% due 03/14/2019		3,000		3,424
Bank of America Corp.
4.000% due 04/01/2024		$3,000		3,095
5.000% due 05/13/2021		800		883
5.700% due 01/24/2022		1,700		1,942
6.875% due 04/25/2018		3,719		4,159
Bank of America N.A.
0.731% due 05/08/2017		12,200		12,165
Bankia S.A.
3.500% due 12/14/2015	EUR	9,000		10,122
Barclays Bank PLC
7.625% due 11/21/2022		$4,477		5,025
7.750% due 04/10/2023		9,600		10,296
BPCE S.A.
4.625% due 07/11/2024		13,900		13,581
Credit Agricole S.A.
8.125% due 09/19/2033		400		438
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		7,700		7,496
3.800% due 09/15/2022		1,200		1,203
4.875% due 05/15/2045		7,000		6,890
GATX Financial Corp.
5.800% due 03/01/2016		1,000		1,019
Goldman Sachs Group, Inc.
0.958% due 06/04/2017		100		100
2.750% due 09/15/2020		5,610		5,643
3.500% due 01/23/2025		3,800		3,747
3.750% due 05/22/2025		10,500		10,557
HBOS PLC
0.767% due 09/01/2016	EUR	100		112
HSBC Holdings PLC
5.250% due 09/16/2022 (d)		1,400		1,488
6.375% due 03/30/2025 (d)		$2,000		1,913
JPMorgan Chase & Co.
3.900% due 07/15/2025		5,700		5,838
KBC Bank NV
8.000% due 01/25/2023		400		438
LBG Capital PLC
15.000% due 12/21/2019	GBP	2,760		5,866
15.000% due 12/21/2019	EUR	150		248
Lloyds Bank PLC
1.750% due 05/14/2018		$2,950		2,946
3.500% due 05/14/2025		550		546
Navient Corp.
2.124% due 02/12/2016		1,140		1,119
Rabobank Group
8.375% due 07/26/2016 (d)		5,000		5,170
8.400% due 06/29/2017 (d)		5,900		6,297
Royal Bank of Scotland PLC
9.500% due 03/16/2022		300		328
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (d)	EUR	900		1,096
UBS AG
7.625% due 08/17/2022		$2,000		2,304
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		1,800		1,806
4.125% due 09/24/2025		5,300		5,289
Vornado Realty LP
2.500% due 06/30/2019		7,000		6,995

				163,281

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INDUSTRIALS 1.9%
Actavis Funding SCS
3.800% due 03/15/2025	$500	$	485
Baxalta, Inc.
2.000% due 06/22/2018	300		299
2.875% due 06/23/2020	2,500		2,503
3.600% due 06/23/2022	800		809
4.000% due 06/23/2025	1,900		1,908
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017 (a)	1,600		1,599
2.850% due 10/05/2018 (a)	1,600		1,598
UnitedHealth Group, Inc.
3.350% due 07/15/2022	100		103
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,500		2,479
3.550% due 04/01/2025	13,400		13,153

			24,936

UTILITIES 0.3%
BellSouth Corp.
4.821% due 04/26/2021	3,200		3,266
BG Energy Capital PLC
6.500% due 11/30/2072	200		211

			3,477

Total Corporate Bonds & Notes (Cost $196,002)			191,694

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	325		284

Total Municipal Bonds & Notes (Cost $312)			284

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
3.000% due 10/01/2045	7,000		7,098

Total U.S. Government Agencies (Cost $7,081)			7,098

U.S. TREASURY OBLIGATIONS 113.7%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)(j)	16,080		14,818
2.875% due 08/15/2045 (f)	12,620		12,624
3.000% due 11/15/2044 (f)	900		920
3.000% due 05/15/2045 (f)	17,450		17,875
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (f)	69,521		68,863
0.125% due 04/15/2017 (f)(j)	101,080		100,750
0.125% due 04/15/2018	5,575		5,572
0.125% due 04/15/2019 (h)(j)	13,342		13,306
0.125% due 04/15/2020 (f)	82,445		82,000
0.125% due 01/15/2022 (j)	2,636		2,573
0.125% due 07/15/2022 (f)	122,664		119,811
0.125% due 01/15/2023	56,349		54,416
0.125% due 07/15/2024 (j)	7,136		6,821
0.250% due 01/15/2025 (j)	6,952		6,675
0.375% due 07/15/2023	36,201		35,634
0.375% due 07/15/2025 (f)	16,905		16,492
0.625% due 07/15/2021 (j)	56,279		57,138
0.625% due 01/15/2024	37,639		37,521
0.625% due 02/15/2043 (j)	3,789		3,203
0.750% due 02/15/2042	25,126		22,065

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
0.750% due 02/15/2045		$17,128	$	14,903
1.250% due 07/15/2020		55,700		58,543
1.375% due 02/15/2044 (f)		78,029		79,406
1.750% due 01/15/2028 (f)		106,324		117,762
2.000% due 01/15/2026 (f)		106,446		119,646
2.125% due 02/15/2040		6,625		7,831
2.125% due 02/15/2041 (j)		1,635		1,943
2.375% due 01/15/2017		4,379		4,497
2.375% due 01/15/2025		138,579		159,724
2.375% due 01/15/2027 (f)		82,794		97,083
2.500% due 07/15/2016 (h)		16,485		16,764
2.500% due 01/15/2029 (j)		8,359		10,048
2.625% due 07/15/2017 (h)(j)		3,570		3,741
3.625% due 04/15/2028 (j)		2,125		2,821
3.875% due 04/15/2029		36,949		51,035
U.S. Treasury Notes
2.125% due 05/15/2025 (f)		28,900		29,089
1.500% due 05/31/2020 (f)(j)		22,900		23,107
1.750% due 03/31/2022 (f)		25,200		25,277
2.000% due 07/31/2022 (f)		12,200		12,413

Total U.S. Treasury Obligations (Cost $1,540,420)				1,514,710

MORTGAGE-BACKED SECURITIES 1.8%
BCAP LLC Trust
0.441% due 07/26/2035		1,000		973
Bear Stearns ALT-A Trust
2.112% due 10/25/2033		13		12
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.474% due 01/25/2035		596		541
Commercial Mortgage Trust
2.365% due 02/10/2029		800		811
Countrywide Home Loan Mortgage Pass-Through Trust
2.739% due 05/25/2033		5,873		5,934
German Residential Funding Ltd.
1.117% due 08/27/2024	EUR	3,827		4,303
Hercules Eclipse PLC
0.821% due 10/25/2018	GBP	911		1,354
JPMorgan Mortgage Trust
2.618% due 04/25/2035		$270		272
Marche Mutui SRL
0.342% due 02/25/2055	EUR	433		474
0.381% due 10/27/2065		243		272
2.231% due 01/27/2064		1,034		1,176
Merrill Lynch Mortgage Investors Trust
0.614% due 07/25/2030		$6,205		5,707
Sequoia Mortgage Trust
0.916% due 10/19/2026		45		44
WaMu Mortgage Pass-Through Certificates Trust
0.514% due 07/25/2045		437		422
2.564% due 09/25/2033		292		291
Wells Fargo Mortgage-Backed Securities Trust
2.717% due 07/25/2036		391		388
2.734% due 10/25/2035		1,349		1,360

Total Mortgage-Backed Securities (Cost $24,630)				24,334

ASSET-BACKED SECURITIES 6.4%
Amortizing Residential Collateral Trust
0.894% due 10/25/2031		1,838		1,676
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		1,350		1,350
Celf Loan Partners PLC
0.693% due 05/03/2023		2,000		1,964

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
CIFC Funding Ltd.
1.459% due 08/14/2024		$17,500	$	17,558
1.587% due 01/19/2023		5,131		5,139
Doral CLO Ltd.
1.532% due 05/26/2023		6,473		6,475
Elm CLO Ltd.
1.689% due 01/17/2023		8,649		8,666
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		3,500		3,499
Harvest CLO S.A.
0.266% due 04/05/2024	EUR	3,213		3,537
Madison Park Funding Ltd.
1.587% due 06/15/2022		$1,815		1,814
OHA Credit Partners Ltd.
1.531% due 05/15/2023		6,900		6,902
Symphony CLO LP
1.383% due 01/09/2023		15,710		15,669
Venture CLO Ltd.
1.609% due 11/14/2022		3,200		3,199
Voya CLO Ltd.
1.589% due 10/15/2022		3,900		3,900
1.609% due 10/15/2022		3,900		3,897

Total Asset-Backed Securities (Cost $85,128)				85,245

SOVEREIGN ISSUES 10.8%
France Government International Bond
0.250% due 07/25/2018 (c)	EUR	1,038		1,195
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		10,793		12,743
2.100% due 09/15/2021 (c)		1,632		2,012
2.250% due 04/22/2017 (c)		1,507		1,730
2.350% due 09/15/2019 (c)		1,105		1,347
2.350% due 09/15/2024 (c)		17,347		21,937

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	17,737	$	11,293
3.000% due 09/20/2030		2,964		2,077
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	6,256		7,205
Slovenia Government International Bond
4.700% due 11/01/2016		5,200		6,102
Spain Government International Bond
1.800% due 11/30/2024 (c)		2,198		2,638
2.150% due 10/31/2025		4,600		5,264
2.750% due 10/31/2024		3,500		4,221
3.800% due 04/30/2024		4,800		6,238
4.400% due 10/31/2023		1,100		1,485
5.400% due 01/31/2023		4,000		5,675
United Kingdom Gilt
0.125% due 03/22/2024 (c)(f)	GBP	25,603		42,050
0.125% due 03/22/2058 (c)		172		390
0.125% due 03/22/2068 (c)		362		936
0.375% due 03/22/2062 (c)(f)		746		1,956
Xunta de Galicia
5.763% due 04/03/2017	EUR	3,500		4,221
6.131% due 04/03/2018		1,350		1,715

Total Sovereign Issues (Cost $153,702)				144,430

SHORT-TERM INSTRUMENTS 2.6%

REPURCHASE AGREEMENTS (e) 0.2%
				2,152

JAPAN TREASURY BILLS 1.8%
(0.035%) due 12/28/2015	JPY	2,810,000		23,425

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
U.S. TREASURY BILLS 0.6%
0.120% due 11/12/2015 - 02/18/2016 (b)(f)(j)	$8,400	$	8,400

Total Short-Term Instruments (Cost $33,963)			33,977

Total Investments in Securities (Cost $2,041,238)			2,001,772

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12,969		129

Total Short-Term Instruments (Cost $129)			129

Total Investments in Affiliates (Cost $129)			129

Total Investments 150.2% (Cost $2,041,367)		$	2,001,901

Financial Derivative Instruments (g)(i) (1.3%) (Cost or Premiums, net $(2,129))			(16,942)

Other Assets and Liabilities, net (48.9%)			(652,086)

Net Assets 100.0%		$	1,332,873

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$2,152	U.S. Treasury Notes 0.625% due 02/15/2017	$(2,195)	$2,152	$2,152

Total Repurchase Agreements						$(2,195)	$2,152	$2,152

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	0.430%	08/28/2015	10/09/2015	$	(19,974)	$(19,982)
	0.450%	08/28/2015	10/09/2015		(25,168)	(25,179)
	0.500%	09/09/2015	10/09/2015		(50,209)	(50,224)
	0.550%	09/15/2015	10/06/2015		(28,179)	(28,186)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	135

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
	0.700%	09/30/2015	10/07/2015	$	(5,569)	$(5,569)
	0.750%	09/24/2015	10/01/2015		(37,276)	(37,281)
	0.820%	09/28/2015	10/05/2015		(7,877)	(7,878)
	1.000%	09/29/2015	10/07/2015		(2,450)	(2,450)
	1.000%	09/30/2015	10/07/2015		(2,842)	(2,842)
BRC	0.600%	09/28/2015	10/05/2015	GBP	(28,994)	(43,863)
BSN	0.400%	08/28/2015	10/28/2015	$	(61,008)	(61,031)
	0.400%	08/31/2015	10/13/2015		(17,964)	(17,971)
	0.410%	08/21/2015	10/21/2015		(10,032)	(10,037)
	0.420%	09/11/2015	10/13/2015		(26,833)	(26,839)
DEU	0.250%	10/01/2015	10/16/2015		(39,285)	(39,285)
GRE	0.440%	09/18/2015	10/02/2015		(4,230)	(4,231)
	0.460%	09/04/2015	10/05/2015		(129,199)	(129,243)
	0.600%	09/18/2015	10/02/2015		(18,523)	(18,527)
JPS	0.250%	09/09/2015	10/09/2015		(1,321)	(1,321)
	0.400%	09/25/2015	10/02/2015		(29,189)	(29,191)
	0.400%	09/28/2015	10/13/2015		(7,290)	(7,290)
	0.400%	09/30/2015	10/07/2015		(2,329)	(2,329)
SGY	0.230%	10/01/2015	10/16/2015		(3,836)	(3,836)

Total Reverse Repurchase Agreements						$(574,585)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.250%	09/24/2015	10/01/2015	$(8,075)	$(8,075)
	0.250%	09/25/2015	10/09/2015	(6,304)	(6,304)
	0.310%	09/16/2015	10/07/2015	(8,128)	(8,133)
	0.360%	09/09/2015	10/09/2015	(5,250)	(5,254)
	0.430%	09/11/2015	10/13/2015	(1,142)	(1,143)
	0.490%	09/09/2015	10/09/2015	(14,271)	(14,279)
	0.510%	09/18/2015	10/02/2015	(16,058)	(16,063)
	0.560%	09/23/2015	10/07/2015	(13,306)	(13,312)
MSC	0.350%	08/10/2015	10/09/2015	(11,946)	(11,959)
	0.380%	08/24/2015	10/05/2015	(24,434)	(24,448)
	0.390%	08/24/2015	10/05/2015	(953)	(954)
	0.420%	08/26/2015	10/07/2015	(1,638)	(1,639)
TDM	0.420%	08/20/2015	10/20/2015	(13,386)	(13,408)
	0.490%	09/16/2015	10/07/2015	(528)	(528)

Total Sale-Buyback Transactions					$(125,499)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $462,127 at a weighted average interest rate of 0.278%.
(3)	Payable for sale-buyback transactions includes $35 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$ 22,000	$(21,099)	$(21,295)

Total Short Sales				$(21,099)	$(21,295)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $698,475 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(179,591)	$0	$(179,591)	$177,102	$(2,489)
BRC	0	(43,863)	0	(43,863)	43,619	(244)
BSN	0	(115,878)	0	(115,878)	115,788	(90)
DEU	0	(39,285)	0	(39,285)	39,327	42
GRE	0	(152,001)	0	(152,001)	152,049	48
JPS	0	(40,131)	0	(40,131)	40,077	(54)
SGY	0	(3,836)	0	(3,836)	3,818	(18)
SSB	2,152	0	0	2,152	(2,195)	(43)

Master Securities Forward Transaction Agreement
GSC	0	0	(72,563)	(72,563)	72,396	(167)
MSC	0	0	(39,000)	(39,000)	38,957	(43)
TDM	0	0	(13,936)	(13,936)	13,974	38

Total Borrowings and Other Financing Transactions	$2,152	$(574,585)	$(125,499)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(43,863)	$0	$0	$(43,863)
U.S. Treasury Obligations	(37,281)	(450,320)	0	0	(487,601)

Total	$(37,281)	$(494,183)	$0	$0	$(531,464)

Sale-Buyback Transactions
U.S. Treasury Obligations	(8,075)	(117,424)	0	0	(125,499)

Total	$(8,075)	$(117,424)	$0	$0	$(125,499)

Total Borrowings	$(45,356)	$(611,607)	$0	$0	$(656,963)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(656,963)

(5)	Unsettled reverse repurchase agreements liability of $(43,121) is outstanding at period end.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.375	12/14/2015	1,160	$69	$7

Total Purchased Options				$69	$7

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	22	$(8)	$1	$0
90-Day Eurodollar December Futures	Short	12/2016	306	(165)	12	0
90-Day Eurodollar March Futures	Short	03/2016	104	(75)	4	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	137

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar March Futures	Short	03/2017	139	$(217)	$5	$0
90-Day Eurodollar September Futures	Short	09/2016	15	(19)	1	0
Euro-BTP Italy Government Bond December Futures	Long	12/2015	6	17	3	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	1,621	1,342	0	(54)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	67	65	0	(5)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	358	(1,004)	201	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	28	57	0	(19)

Total Futures Contracts				$(7)	$227	$(78)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$22,100	$118	$(147)	$1	$0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	3,200	11	(1)	0	(1)

				$129	$(148)	$1	$(1)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$	94,200	$(1,193)	$(598)	$28	$0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		12,600	(313)	(4)	0	(4)
Pay	3-Month USD-LIBOR	2.400%	07/17/2025		5,000	202	219	0	(5)
Receive	3-Month USD-LIBOR	3.000%	09/16/2025		24,400	(323)	(250)	6	0
Receive	3-Month USD-LIBOR	2.225%	09/16/2025		4,300	(85)	(85)	4	0
Pay	3-Month USD-LIBOR	2.350%	10/02/2025		14,200	(431)	(340)	0	(431)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		15,000	(586)	(279)	15	0
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		27,300	1,099	1,101	0	(18)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		103,800	(4,151)	(9,964)	320	0
Receive	3-Month USD-LIBOR	2.570%	02/10/2046		1,000	3	3	3	0
Receive	6-Month EUR-EURIBOR	1.000%	12/17/2024	EUR	21,900	(455)	(412)	0	(43)
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026		20,000	116	(119)	0	(47)
Pay	6-Month EUR-EURIBOR	1.500%	03/16/2046		4,800	(77)	118	24	0
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	GBP	36,570	(503)	(1,033)	0	(231)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046		26,830	(1,473)	(1,570)	0	(475)

						$(8,170)	$(13,213)	$400	$(1,254)

Total Swap Agreements						$(8,041)	$(13,361)	$401	$(1,255)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $16,718 and cash of $3,117 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin (4) Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$7	$227	$401	$635	$0	$(78)	$(1,268)	$(1,346)

(4)	Unsettled variation margin liability of $(13) on closed swaps is outstanding at period end.

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015	$		58,948		GBP	38,774	$0	$(293)
	11/2015		GBP	38,774	$		58,939	293	0
	11/2015	$		15,050		EUR	13,538	87	0

CBK	10/2015		SGD	2,477	$		1,751	10	0
	11/2015		EUR	251,127			274,152	75	(6,709)
	11/2015		GBP	1,433			2,261	94	0
	11/2015	$		53,924		EUR	48,370	256	(97)
	11/2015			1,018		GBP	650	0	(35)

DUB	10/2015		TWD	25,064	$		770	11	0
	11/2015	$		6,550		EUR	5,786	0	(81)

FBF	10/2015		JPY	1,814,412	$		15,097	0	(29)
	10/2015		KRW	5,015,519			4,406	177	0
	10/2015		SGD	2,327			1,658	23	0

GLM	11/2015		AUD	1,929			1,361	10	0
	11/2015		EUR	1,572			1,756	0	(1)
	11/2015		GBP	4,051			6,213	86	0
	11/2015	$		1,042		EUR	929	0	(3)
	11/2015			5,294		GBP	3,416	0	(127)

HUS	10/2015		SGD	2,737	$		1,920	0	(3)
	10/2015		TWD	29,304			900	13	0
	10/2015	$		5,287		SGD	7,541	12	0
	11/2015			6,445		EUR	5,695	0	(78)
	12/2015		SGD	7,541	$		5,275	0	(12)

JPM	10/2015		KRW	2,086,350			1,750	0	(9)
	10/2015	$		13,619		NZD	21,482	115	0
	11/2015		CAD	330	$		250	3	0
	11/2015		GBP	2,162			3,310	40	0
	11/2015		NZD	21,482			13,587	0	(114)
	11/2015	$		1,479		EUR	1,312	0	(13)
	11/2015			5,120		GBP	3,353	0	(49)

MSB	10/2015			12,387		JPY	1,487,729	14	0
	11/2015		JPY	1,487,729	$		12,393	0	(14)

NAB	10/2015	$		51,949		EUR	45,509	0	(1,097)
	10/2015			44,288		GBP	28,600	0	(1,024)

NGF	10/2015		TWD	72,642	$		2,190	0	(8)

SCX	10/2015		GBP	38,774			60,206	1,551	0
	10/2015		JPY	2,478,411			20,700	35	0
	10/2015		NZD	21,482			13,858	125	0

UAG	10/2015		TWD	52,285			1,600	18	0
	11/2015	$		6,382		EUR	5,703	0	(5)

Total Forward Foreign Currency Contracts								$3,048	$(9,801)

PURCHASED OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Cost	Market Value
JPM	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020	$59,200	$0	$380

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015	$5,500	$55	$0

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015	80,800	99	10

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250%	02/08/2016	18,900	227	94

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	01/05/2016	87,600	56	20
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/29/2016	82,300	66	16

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	139

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015	$35,400	$41	$5
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016	72,600	116	151
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/06/2016	79,800	74	10
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/23/2016	101,900	188	153
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/24/2016	101,200	181	153
	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015	14,700	164	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	11,000	1,540	1,167

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016	212,700	181	30

							$2,988	$1,809

Total Purchased Options							$2,988	$2,189

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC EUR versus USD	$	1.085	11/25/2015	EUR	6,020	$(62)	$(40)
	Put - OTC EUR versus USD		1.100	11/25/2015		5,530	(60)	(58)

							$(122)	$(98)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	12,000	$(107)	$(12)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		2,800	(36)	(3)

DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		3,600	(3)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		4,500	(44)	(33)

GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	4,700	(214)	(114)

JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	28,300	(206)	(55)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		2,400	(17)	(5)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		17,000	(192)	(241)
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		59,200	0	(58)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		7,100	(131)	(131)

							$(950)	$(652)

(2)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	$	4,800	$(26)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015		2,100	(28)	0

DUB	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.800%	10/23/2015		18,700	(49)	(119)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	02/08/2016		18,900	(246)	(311)

GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500%	02/18/2016		72,600	(232)	(435)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016		43,400	(163)	(232)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016		72,600	(44)	(39)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016		72,600	(73)	(85)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017		46,200	(1,540)	(829)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015		12,800	(76)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015		5,600	(87)	0

NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016		13,500	(52)	(72)

								$(2,616)	$(2,122)

Total Written Options								$(3,688)	$(2,872)

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	0	$315,800	EUR	106,777	GBP	0	$(4,254)
Sales	180	580,210		236,038		15,900	(4,469)
Closing Buys	0	(182,600)		(92,800)		(10,200)	2,397
Expirations	(90)	(144,600)		(176,888)		(5,700)	2,090
Exercised	(90)	(48,110)		(56,877)		0	548

Balance at End of Period	0	$520,700	EUR	16,250	GBP	0	$(3,688)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (5)	Notional Amount (6)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	GATX Financial Corp.	(1.070%	)	03/20/2016	0.210%	$ 1,000	$0	$(4)	$0	$(4)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (4)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (5)	Notional Amount (6)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Spain Government International Bond	1.000%	03/20/2019	0.779%	$ 4,100	$(25)	$57	$32	$0

BRC	Italy Government International Bond	1.000%	03/20/2019	0.860%	5,500	(101)	129	28	0

DUB	Italy Government International Bond	1.000%	03/20/2019	0.860%	7,900	(156)	196	40	0

GST	Spain Government International Bond	1.000%	03/20/2019	0.779%	21,800	(185)	355	170	0

HUS	Italy Government International Bond	1.000%	03/20/2019	0.860%	12,750	(267)	331	64	0
	Spain Government International Bond	1.000%	03/20/2019	0.779%	2,100	(16)	32	16	0

JPM	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%	2,000	(328)	(110)	0	(438)

MYC	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%	4,000	(656)	(221)	0	(877)
	Italy Government International Bond	1.000%	03/20/2019	0.860%	2,300	(44)	56	12	0

						$(1,778)	$825	$362	$(1,315)

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030		GBP	2,400	$1	$161	$162	$0
	Receive	3-Month USD-CPURNSA Index	1.730%	08/26/2025	$		2,300	0	(18)	0	(18)

BPS	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030		GBP	1,700	8	92	100	0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044			1,500	10	197	207	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016	$		14,300	(5)	(426)	0	(431)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022			27,400	521	(3,881)	0	(3,360)

BRC	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016			6,000	0	(201)	0	(201)
	Receive	3-Month USD-CPURNSA Index	1.908%	04/15/2017			17,800	0	(695)	0	(695)

CBK	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030		GBP	4,300	3	287	290	0
	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030			11,000	(36)	382	346	0
	Receive	3-Month EUR-EXT-CPI Index	0.655%	08/15/2018		EUR	200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.640%	09/15/2018			200	0	0	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	141

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030		GBP	3,700	$5	$111	$116	$0
	Receive	3-Month EUR-EXT-CPI Index	0.605%	09/15/2018		EUR	400	0	0	0	0
	Receive	3-Month USD-CPURNSA Index	1.860%	11/05/2016	$		16,800	0	(524)	0	(524)
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016			15,000	0	(461)	0	(461)
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016			21,800	(10)	(647)	0	(657)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017			18,600	0	(1,059)	0	(1,059)
	Receive	3-Month USD-CPURNSA Index	1.725%	03/04/2019			4,375	0	(88)	0	(88)
	Pay	3-Month USD-CPURNSA Index	2.065%	05/12/2025			19,800	0	755	755	0

FBF	Pay	1-Month GBP-UKRPI	3.353%	05/15/2030		GBP	200	0	11	11	0
	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030			500	0	34	34	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044			800	(27)	116	89	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044			700	1	97	98	0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045			200	2	(7)	0	(5)
	Receive	3-Month EUR-EXT-CPI Index	0.615%	09/15/2018		EUR	500	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.935%	10/31/2016	$		3,500	0	(117)	0	(117)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030		GBP	5,650	0	91	91	0
	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030			11,200	(36)	388	352	0
	Receive	3-Month EUR-EXT-CPI Index	0.650%	09/15/2018		EUR	1,500	(2)	(1)	0	(3)
	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016	$		46,700	(99)	(1,184)	0	(1,283)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017			7,500	0	(304)	0	(304)

JPM	Pay	1-Month GBP-UKRPI	3.275%	09/15/2030		GBP	2,700	0	46	46	0
	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016	$		10,300	0	(324)	0	(324)

MYC	Pay	1-Month GBP-UKRPI	3.320%	05/15/2030		GBP	3,300	0	144	144	0

RYL	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016	$		29,700	(56)	(935)	0	(991)
	Receive	3-Month USD-CPURNSA Index	1.930%	10/31/2016			4,600	0	(153)	0	(153)

UAG	Receive	3-Month EUR-EXT-CPI Index	0.610%	09/15/2018		EUR	3,000	0	(3)	0	(3)

								$280	$(8,118)	$2,841	$(10,679)

Total Swap Agreements								$(1,498)	$(7,297)	$3,203	$(11,998)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $19,173 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$380	$0	$194	$574	$(293)	$0	$(18)	$(311)	$263	$(450)	$(187)
BPS	0	0	307	307	0	0	(3,791)	(3,791)	(3,484)	3,442	(42)
BRC	0	0	28	28	0	0	(896)	(896)	(868)	950	82
CBK	435	10	636	1,081	(6,841)	(15)	(5)	(6,861)	(5,780)	6,401	621
DUB	11	94	911	1,016	(81)	(463)	(2,789)	(3,333)	(2,317)	1,978	(339)
FBF	200	0	232	432	(29)	0	(123)	(152)	280	(170)	110
GLM	96	36	443	575	(131)	(879)	(1,590)	(2,600)	(2,025)	1,859	(166)
GST	0	0	170	170	0	0	0	0	170	(270)	(100)
HUS	25	0	80	105	(93)	0	0	(93)	12	0	12
JPM	158	380	46	584	(185)	(490)	(762)	(1,437)	(853)	638	(215)
MSB	14	0	0	14	(14)	0	0	(14)	0	0	0
MYC	0	1,639	156	1,795	0	(953)	(877)	(1,830)	(35)	187	152
NAB	0	0	0	0	(2,121)	0	0	(2,121)	(2,121)	1,926	(195)
NGF	0	30	0	30	(8)	(72)	0	(80)	(50)	0	(50)
RYL	0	0	0	0	0	0	(1,144)	(1,144)	(1,144)	1,092	(52)
SCX	1,711	0	0	1,711	0	0	0	0	1,711	(1,570)	141
UAG	18	0	0	18	(5)	0	(3)	(8)	10	0	10

Total Over the Counter	$3,048	$2,189	$3,203	$8,440	$(9,801)	$(2,872)	$(11,998)	$(24,671)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	227	227
Swap Agreements	0	1	0	0	400	401

	$0	$1	$0	$0	$634	$635

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,048	$0	$3,048
Purchased Options	0	0	0	0	2,189	2,189
Swap Agreements	0	362	0	0	2,841	3,203

	$0	$362	$0	$3,048	$5,030	$8,440

	$0	$363	$0	$3,048	$5,664	$9,075

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$78	$78
Swap Agreements	0	1	0	0	1,267	1,268

	$0	$1	$0	$0	$1,345	$1,346

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,801	$0	$9,801
Written Options	0	0	0	98	2,774	2,872
Swap Agreements	0	1,319	0	0	10,679	11,998

	$0	$1,319	$0	$9,899	$13,453	$24,671

	$0	$1,320	$0	$9,899	$14,798	$26,017

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$73	$73
Futures	0	0	0	0	(3,467)	(3,467)
Swap Agreements	0	(5)	0	0	3,071	3,066

	$0	$(5)	$0	$0	$(323)	$(328)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,168	$0	$19,168
Purchased Options	0	0	0	0	(241)	(241)
Written Options	0	141	0	893	2,386	3,420
Swap Agreements	0	294	0	(36)	562	820

	$0	$435	$0	$20,025	$2,707	$23,167

	$0	$430	$0	$20,025	$2,384	$22,839

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(62)	$(62)
Futures	0	0	0	0	256	256
Swap Agreements	0	(148)	0	0	(4,664)	(4,812)

	$0	$(148)	$0	$0	$(4,470)	$(4,618)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(29,262)	$0	$(29,262)
Purchased Options	0	0	0	0	55	55
Written Options	0	(18)	0	790	446	1,218
Swap Agreements	21	(545)	0	0	(293)	(817)

	$21	$(563)	$0	$(28,472)	$208	$(28,806)

	$21	$(711)	$0	$(28,472)	$(4,262)	$(33,424)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	143

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,096	$162,185	$0	$163,281
Industrials	3,197	21,739	0	24,936
Utilities	0	3,477	0	3,477
Municipal Bonds & Notes
West Virginia	0	284	0	284
U.S. Government Agencies	0	7,098	0	7,098
U.S. Treasury Obligations	0	1,514,710	0	1,514,710
Mortgage-Backed Securities	0	24,334	0	24,334
Asset-Backed Securities	0	85,245	0	85,245
Sovereign Issues	0	144,430	0	144,430
Short-Term Instruments
Repurchase Agreements	0	2,152	0	2,152
Japan Treasury Bills	0	23,425	0	23,425
U.S. Treasury Bills	0	8,400	0	8,400
	$4,293	$1,997,479	$0	$2,001,772

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$129	$0	$0	$129

Total Investments	$4,422	$1,997,479	$0	$2,001,901

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,295)	$0	$(21,295)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	234	401	0	635
Over the counter	0	8,440	0	8,440
	$234	$8,841	$0	$9,075

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(78)	(1,255)	0	(1,333)
Over the counter	(131)	(24,540)	0	(24,671)
	$(209)	$(25,795)	$0	$(26,004)

Totals	$4,447	$1,959,230	$0	$1,963,677

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Senior Floating Rate Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.4%

BANK LOAN OBLIGATIONS 87.0%
Acadia Healthcare Company, Inc.
4.250% due 02/11/2022	$50	$50
ADS Waste Holdings, Inc.
3.750% due 10/09/2019	24	24
Air Medical Group Holdings, Inc.
4.500% due 04/28/2022	249	246
Albertson’s Holdings LLC
5.000% due 08/25/2019	122	122
5.375% due 03/21/2019	197	198
5.500% due 08/25/2021	298	298
Alliant Holdings, Inc.
4.500% due 08/12/2022	50	50
Allnex (Luxembourg) & Cy S.C.A.
4.500% due 10/03/2019	208	208
Allnex USA, Inc.
4.500% due 10/03/2019	108	108
Altice Financing S.A.
5.250% due 02/04/2022	55	55
Amaya Holdings BV
5.000% due 08/01/2021	213	211
Amsurg Corp.
3.500% due 07/16/2021	99	99
Ancestry.com, Inc.
5.000% due 08/17/2022	500	498
AP NMT Acquisition BV
6.750% due 08/13/2021	193	189
Arch Coal, Inc.
6.250% due 05/16/2018	73	41
Asurion LLC
4.250% due 07/08/2020	138	131
5.000% due 05/24/2019	142	136
5.000% due 08/04/2022	25	24
8.500% due 03/03/2021	90	82
Atrium Innovations, Inc.
4.250% due 02/13/2021	49	47
7.750% due 08/13/2021	75	66
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	265	265
Avaya, Inc.
4.694% due 10/26/2017	16	13
6.500% due 03/30/2018	120	100
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	474	473
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020	233	231
Bass Pro Group LLC
4.000% due 06/05/2020	75	74
BE Aerospace, Inc.
4.000% due 12/16/2021	211	212
Beacon Roofing Supply, Inc.
TBD% due 10/01/2022	250	250
Berlin Packaging LLC
4.500% due 10/01/2021	50	49
Berry Plastics Holding Corp.
TBD% due 09/10/2022	150	150
3.750% due 01/06/2021	136	135
BJ’s Wholesale Club, Inc.
8.500% due 03/26/2020	220	219
Blue Coat Systems, Inc.
4.500% due 05/20/2022	75	75
BMC Software Finance, Inc.
5.000% due 09/10/2020	785	721
Brand Energy & Infrastructure Services, Inc.
4.750% due 11/26/2020	120	111

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brickman Group Ltd. LLC
4.000% due 12/18/2020	$172	$170
7.500% due 12/18/2021	150	146
Burger King Worldwide, Inc.
3.750% due 12/12/2021	502	502
Cactus Wellhead LLC
7.000% due 07/31/2020	40	31
Calpine Corp.
3.500% due 05/27/2022	25	25
Capsugel Holdings U.S., Inc.
3.500% due 08/01/2018	74	74
Carros Finance Luxembourg SARL
4.500% due 09/30/2021	89	89
CDRH Parent, Inc.
5.250% due 07/01/2021	50	50
Charter Communications Operating LLC
3.500% due 01/24/2023	450	448
Chemours Co.
3.750% due 05/12/2022	404	353
Chrysler Group LLC
3.500% due 05/24/2017	25	25
CommScope, Inc.
3.750% due 12/29/2022	175	175
Communications Sales & Leasing, Inc.
5.000% due 10/24/2022	125	117
Community Health Systems, Inc.
3.575% due 12/31/2018	1	1
3.750% due 12/31/2019	227	227
4.000% due 01/27/2021	360	361
Concordia Healthcare Corp.
4.750% due 04/21/2022	25	25
CPG International, Inc.
4.750% due 09/30/2020	499	495
Crosby U.S. Acquisition Corp.
3.750% due 11/23/2020	48	42
7.000% due 11/22/2021	147	125
Crown Castle Operating Co.
3.000% due 01/31/2021	25	25
CSC Holdings, Inc.
TBD% due 09/21/2022	250	249
Cumulus Media Holdings, Inc.
4.250% due 12/23/2020	185	161
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021	449	449
Dealertrack Technologies, Inc.
5.000% due 02/24/2021	143	143
Dell International LLC
4.000% due 04/29/2020	499	498
Delta SARL
4.750% due 07/31/2021	298	294
7.750% due 07/31/2022	81	79
Diamond Resorts Corp.
5.500% due 05/09/2021	149	149
DJO Finance LLC
4.250% due 06/08/2020	100	99
Dole Food Co., Inc.
4.500% - 5.750% due 11/01/2018	166	165
Dollar Tree, Inc.
3.500% due 07/06/2022	142	142
Doosan Infracore International, Inc.
4.500% due 05/27/2021	289	290
DTZ U.S. Borrower LLC
TBD% due 11/04/2021	50	49
Dynegy Holdings, Inc.
4.000% due 04/23/2020	169	169
Endo Luxembourg Finance Co. SARL
3.050% due 09/26/2022	275	275

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	$655	$654
EP Energy LLC
3.500% due 05/24/2018	33	31
ESH Hospitality, Inc.
5.000% due 06/24/2019	156	158
Essar Steel Algoma, Inc.
7.500% - 8.750% due 08/09/2019	10	8
First Data Corp.
3.696% due 03/24/2017	25	25
3.696% due 03/24/2018	450	447
3.946% due 07/08/2022	25	25
Freescale Semiconductor, Inc.
4.250% due 03/01/2020	264	264
5.000% due 01/15/2021	146	146
Gardner Denver, Inc.
4.250% due 07/30/2020	18	17
GCI Holdings, Inc.
4.000% due 02/02/2022	75	75
Generac Power Systems, Inc.
3.500% due 05/31/2020	237	231
GFA Brands, Inc.
4.500% due 07/09/2020	365	359
Global Cash Access LLC
6.250% due 12/18/2020	49	49
Goodyear Tire & Rubber Co.
3.750% due 04/30/2019	125	126
Granite Acquisition, Inc.
5.000% due 12/19/2021	50	49
Gray Television, Inc.
3.750% due 06/13/2021	67	67
Hanesbrands, Inc.
3.250% due 04/15/2022	25	25
HCA, Inc.
2.944% due 03/31/2017	15	15
HD Supply, Inc.
3.750% due 08/13/2021	400	399
Headwaters, Inc.
4.500% due 03/24/2022	50	50
Hill-Rom Holdings, Inc.
3.500% due 09/08/2022	25	25
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	407	407
Huntsman International LLC
3.750% due 10/01/2021	273	267
iHeartCommunications, Inc.
6.944% due 01/30/2019	200	166
Immucor, Inc.
5.000% due 08/17/2018	50	50
Ineos U.S. Finance LLC
4.250% due 03/31/2022	149	145
Informatica Corp.
4.500% due 08/05/2022	100	99
ION Media Networks, Inc.
4.750% due 12/18/2020	25	25
J. Crew Group, Inc.
4.000% due 03/05/2021	222	172
Jaguar Holding Co.
4.250% due 08/18/2022	150	149
Jarden Corp.
2.944% due 09/30/2020	43	43
2.944% due 07/30/2022	57	57
Jefferies Finance LLC
4.500% due 05/14/2020	125	125
Jeld-Wen, Inc.
5.000% due 06/18/2022	50	50

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	145

Schedule of Investments PIMCO Senior Floating Rate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KAR Auction Services, Inc.
3.500% due 03/11/2021	$74	$74
Kenan Advantage Group, Inc.
1.500% due 07/31/2022	5	5
4.000% due 07/31/2022	45	45
Kinetic Concepts, Inc.
4.000% due 11/04/2016	41	41
4.500% due 05/04/2018	366	366
Kronos Worldwide, Inc.
4.000% due 02/18/2020	148	134
Kronos, Inc.
4.500% due 10/30/2019	344	344
9.750% due 04/30/2020	25	26
La Quinta Intermediate Holdings LLC
3.750% - 4.000% due 04/14/2021	150	148
Level 3 Financing, Inc.
3.500% due 05/31/2022	275	273
Live Nation Entertainment, Inc.
3.500% due 08/16/2020	249	250
LTS Buyer LLC
4.000% due 04/11/2020	172	169
MacDermid, Inc.
4.750% due 06/07/2020	74	73
Maxim Crane Works LP
10.250% due 11/26/2018	325	324
MCC Iowa LLC
3.750% due 06/30/2021	59	59
Media General, Inc.
4.000% due 07/31/2020	138	137
MGM Resorts International
3.500% due 12/20/2019	249	248
Midas Intermediate Holdco LLC
4.500% due 08/18/2021	50	50
MPG Holdco, Inc.
3.750% due 10/20/2021	79	79
MPH Acquisition Holdings LLC
3.750% due 03/31/2021	139	137
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	148	147
National Financial Partners Corp.
4.500% due 07/01/2020	314	310
Neiman Marcus Group, Inc.
4.250% due 10/25/2020	255	250
New Albertson’s, Inc.
4.750% due 06/27/2021	74	73
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	74	68
Norwegian Cruise Line Holdings Ltd.
4.000% due 11/19/2021	50	50
Novelis, Inc.
4.000% due 06/02/2022	125	123
Numericable U.S. LLC
4.500% due 05/21/2020	670	666
Onex Schumacher Finance
TBD% due 07/31/2022	50	50
Orion Engineered Carbons GmbH
5.000% due 07/25/2021	25	25
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	420	415
Owens Illinois, Inc.
TBD% due 08/06/2022	75	75
Party City Holdings, Inc.
4.250% due 08/19/2022	100	100
Patterson Medical Holdings, Inc.
5.250% due 08/17/2022	50	50
Performance Food Group Co.
6.250% - 7.500% due 11/14/2019	49	49

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PetSmart, Inc.
4.250% due 03/11/2022	$309	$309
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	26	26
Pinnacle Foods Finance LLC
3.000% due 04/29/2020	78	78
Playa Resorts Holding BV
4.000% due 08/09/2019	49	49
Ply Gem Industries, Inc.
4.000% due 02/01/2021	248	246
Post Holdings, Inc.
3.750% due 06/02/2021	25	25
Prestige Brands, Inc.
3.500% - 5.000% due 09/03/2021	110	110
Quintiles Transnational Corp.
3.250% due 05/12/2022	50	50
Realogy Corp.
3.750% due 03/05/2020	490	490
Roofing Supply Group LLC
5.000% - 6.000% due 05/31/2019	269	269
Sabine Oil & Gas LLC
TBD% due 12/31/2018 ^	200	37
Sage Products Holdings LLC
9.250% due 06/13/2020	45	46
SBA Senior Finance LLC
3.250% due 06/10/2022	200	197
Scientific Games International, Inc.
6.000% due 10/18/2020	208	205
6.000% due 10/01/2021	99	98
Seadrill Partners Finco LLC
4.000% due 02/21/2021	273	168
Sensata Technologies BV
3.000% due 10/14/2021	74	74
Sequa Corp.
5.250% due 06/19/2017	341	290
Serta Simmons Holdings LLC
4.250% due 10/01/2019	229	230
ServiceMaster Co.
4.250% due 07/01/2021	449	450
Ship U.S. Bidco, Inc.
4.750% due 11/29/2019	390	391
Signode Industrial Group U.S., Inc.
3.750% due 05/01/2021	53	53
Sinclair Television Group, Inc.
3.500% due 07/30/2021	25	25
Smart & Final Stores LLC
4.000% due 11/15/2019	100	100
Spectrum Brands, Inc.
3.750% - 5.250% due 06/23/2022	85	85
SS&C Technologies, Inc.
4.000% due 07/08/2022	184	184
Sterigenics-Nordion Holdings LLC
4.250% due 05/15/2022	250	250
Sun Products Corp.
5.500% due 03/23/2020	33	31
SunGard Data Systems, Inc.
4.000% due 03/08/2020	44	44
Syniverse Holdings, Inc.
4.000% due 04/23/2019	391	360
Telesat Canada
3.500% due 03/28/2019	221	220
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	196	196
TI Group Automotive Systems LLC
4.500% due 06/30/2022	75	74
Tibco Software, Inc.
6.500% due 12/04/2020	124	124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Transdigm, Inc.
3.500% due 05/14/2022	$348	$344
TransUnion LLC
3.500% due 04/09/2021	211	210
Tribune Media Co.
3.750% due 12/27/2020	314	313
Truven Health Analytics, Inc.
4.500% due 06/06/2019	224	223
U.S. Foods, Inc.
4.500% due 03/31/2019	147	147
Univar, Inc.
4.250% due 07/01/2022	50	49
Univision Communications, Inc.
4.000% due 03/01/2020	550	547
UPC Financing Partnership
3.250% due 06/30/2021	100	99
USI, Inc.
4.250% due 12/27/2019	268	266
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020	348	344
4.000% due 04/01/2022	418	414
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023	500	494
Walter Investment Management Corp.
4.750% due 12/19/2020	266	247
Waste Industries USA, Inc.
4.250% due 02/27/2020	35	35
Westmoreland Coal Co.
7.500% due 12/16/2020	174	151
Wilsonart LLC
4.000% due 10/31/2019	511	506
Windstream Corp.
3.500% due 08/08/2019	172	164
WMG Acquisition Corp.
3.750% due 07/01/2020	193	190
WTG Holdings Corp.
4.750% due 01/15/2021	197	196
York Risk Services Holding Corp.
4.750% due 10/01/2021	49	47
Zebra Technologies Corp.
4.750% due 10/27/2021	24	24
Ziggo Financing Partnership
TBD% - 3.500% due 01/15/2022	200	197

Total Bank Loan Obligations (Cost $34,701)		33,902

CORPORATE BONDS & NOTES 2.9%

BANKING & FINANCE 0.1%
Navient Corp.
5.875% due 03/25/2021	25	21
RHP Hotel Properties LP
5.000% due 04/15/2023	25	25

		46

INDUSTRIALS 2.6%
Air Medical Merger Sub Corp.
6.375% due 05/15/2023	25	23
Alere, Inc.
6.375% due 07/01/2023	25	25
Altice Financing S.A.
6.625% due 02/15/2023	200	192
Audatex North America, Inc.
6.125% due 11/01/2023	25	25

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Resources Corp.
5.000% due 01/15/2020		$25	$16
5.500% due 09/15/2021		25	15
CCO Holdings LLC
5.125% due 05/01/2023		50	46
Chemours Co.
6.625% due 05/15/2023		25	17
CommScope Technologies Finance LLC
6.000% due 06/15/2025		25	24
Concordia Healthcare Corp.
7.000% due 04/15/2023		25	22
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		25	22
Dollar Tree, Inc.
5.750% due 03/01/2023		25	26
Halcon Resources Corp.
8.625% due 02/01/2020		25	21
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	100	108
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$25	23
Jaguar Holding Co.
6.375% due 08/01/2023		25	24
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		25	24
5.625% due 10/15/2023		25	23
Masonite International Corp.
5.625% due 03/15/2023		25	26
NCSG Crane & Heavy Haul Services, Inc.
9.500% due 08/15/2019		40	23
Post Holdings, Inc.
6.000% due 12/15/2022		15	14
6.750% due 12/01/2021		25	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spectrum Brands, Inc.
5.750% due 07/15/2025	$25	$26
Springs Industries, Inc.
6.250% due 06/01/2021	50	50
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023	25	25
Tenet Healthcare Corp.
6.750% due 06/15/2023	25	25
TransDigm, Inc.
6.500% due 05/15/2025	50	47
Univision Communications, Inc.
5.125% due 02/15/2025	75	71

		1,008

UTILITIES 0.2%
Genesis Energy LP
5.625% due 06/15/2024	25	22
Sprint Corp.
7.125% due 06/15/2024	50	38

		60

Total Corporate Bonds & Notes (Cost $1,243)		1,114

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (a) 0.5%
		200

Total Short-Term Instruments (Cost $200)		200

Total Investments in Securities (Cost $36,144)		35,216

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 12.1%

SHORT-TERM INSTRUMENTS 12.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%
PIMCO Short-Term Floating NAV Portfolio III	475,463	$4,714

Total Short-Term Instruments (Cost $4,715)		4,714

Total Investments in Affiliates (Cost $4,715)		4,714

Total Investments 102.5% (Cost $40,859)		$39,930

Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		2

Other Assets and Liabilities, net (2.5%)		(966)

Net Assets 100.0%		$38,966

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$200	U.S. Treasury Notes 1.875% due 06/30/2020	$(206)	$200	$200

Total Repurchase Agreements						$(206)	$200	$200

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$200	$0	$0	$200	$(206)	$(6)

Total Borrowings and Other Financing Transactions	$200	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	147

Schedule of Investments PIMCO Senior Floating Rate Portfolio (Cont.)

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	11/2015		EUR	240	$		271	$2	$0

GLM	11/2015	$		146		EUR	131	0	0

Total Forward Foreign Currency Contracts								$2	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
CBK	$2	$0	$0	$2	$0	$0	$0	$0	$2	$0	$2

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11)	$0	$(11)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6)	$0	$(6)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$32,342	$1,560	$33,902
Corporate Bonds & Notes
Banking & Finance	0	46	0	46
Industrials	0	1,008	0	1,008
Utilities	0	60	0	60
Short-Term Instruments
Repurchase Agreements	0	200	0	200
	$0	$33,656	$1,560	$35,216

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,714	$0	$0	$4,714

Total Investments	$4,714	$33,656	$1,560	$39,930

Financial Derivative Instruments - Assets
Over the counter	$0	$2	$0	$2

Totals	$4,714	$33,658	$1,560	$39,932

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

There were no significant transfers between Levels 1 or 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$1,928	$472	$(554)	$1	$0	$(17)	$805	$(1,075)	$1,560	$(15)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$1,560	Third Party Vendor	Broker Quote	79.50-100.50

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	149

Schedule of Investments PIMCO Short-Term Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.7%

CORPORATE BONDS & NOTES 1.6%

BANKING & FINANCE 0.6%
Countrywide Financial Corp.
6.250% due 05/15/2016	$5,000	$5,143
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^	2,000	216

		5,359

INDUSTRIALS 1.0%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	7,584	7,954
UAL Pass-Through Trust
6.636% due 01/02/2024	927	989

		8,943

Total Corporate Bonds & Notes (Cost $15,040)		14,302

U.S. GOVERNMENT AGENCIES 7.0%
Fannie Mae
0.254% due 12/25/2036	12	11
0.268% due 12/25/2036	224	223
0.314% due 03/25/2034	175	175
0.394% due 05/25/2035	44	44
0.494% due 01/25/2034	34	34
0.544% due 05/25/2042 - 09/25/2042	333	331
0.594% due 08/25/2017 - 12/25/2033	188	188
0.607% due 11/17/2030	27	27
0.613% due 05/18/2032	94	95
0.634% due 05/25/2036	64	64
0.644% due 10/25/2030	66	67
0.657% due 09/17/2027	59	60
0.663% due 10/18/2030	74	75
0.694% due 08/25/2031 - 01/25/2033	147	149
0.696% due 03/25/2027	94	92
0.713% due 11/18/2030	45	45
0.714% due 03/25/2027	205	202
0.744% due 12/25/2021 - 12/25/2030	62	63
0.794% due 04/25/2022 - 12/25/2023	62	62
0.844% due 10/25/2022 - 11/25/2031	131	133
0.894% due 09/25/2022 - 04/25/2032	93	95
0.944% due 05/25/2022	60	61
0.994% due 09/25/2020	24	24
1.024% due 01/25/2022	43	43
1.194% due 12/25/2023 - 04/25/2032	338	347
1.344% due 04/25/2023 - 10/25/2023	121	124
1.383% due 07/01/2042 - 07/01/2044	882	905
1.394% due 05/25/2022 - 01/25/2024	181	185
1.433% due 09/01/2041	45	47
1.583% due 09/01/2040	7	7
1.668% due 08/01/2028	223	233
1.687% due 07/01/2033	253	254
1.688% due 05/01/2034	94	97
1.692% due 10/01/2034	324	338

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 07/01/2017 - 11/01/2036	$176	$181
1.760% due 05/01/2032	62	67
1.775% due 06/01/2033	257	273
1.780% due 07/01/2035	428	454
1.781% due 06/01/2035	86	90
1.787% due 04/01/2033	141	147
1.790% due 12/01/2032	50	53
1.810% due 05/01/2035	73	77
1.811% due 09/01/2033	225	235
1.820% due 03/25/2022	7	7
1.825% due 01/01/2033	19	21
1.827% due 12/01/2032 - 07/01/2036	212	217
1.840% due 05/01/2034	150	155
1.843% due 04/25/2023	13	14
1.844% due 04/01/2028	58	60
1.845% due 01/01/2035	12	13
1.847% due 10/01/2032	19	20
1.851% due 06/01/2020	2	2
1.870% due 07/01/2036	83	84
1.886% due 09/01/2033	47	50
1.888% due 10/01/2024 - 02/01/2037	76	80
1.894% due 01/01/2035	166	174
1.897% due 06/01/2034	54	55
1.900% due 09/01/2033	326	341
1.909% due 07/01/2027 - 11/01/2040	54	57
1.912% due 01/01/2035	62	65
1.913% due 09/01/2034	79	83
1.915% due 01/01/2034	127	131
1.920% due 10/25/2021	14	14
1.930% due 07/01/2022 - 08/01/2032	7	7
1.933% due 01/01/2033	129	129
1.937% due 07/01/2034	174	182
1.938% due 11/01/2033	296	311
1.940% due 07/01/2035	97	102
1.942% due 04/01/2035	26	27
1.950% due 02/01/2035	51	54
1.958% due 07/01/2034	401	421
1.965% due 10/01/2032	54	55
1.968% due 02/01/2035	257	269
1.973% due 09/01/2033	105	110
1.995% due 10/01/2035	503	526
2.004% due 12/01/2034	37	39
2.018% due 03/01/2034	298	310
2.020% due 07/01/2033	228	243
2.023% due 07/01/2037	115	121
2.025% due 11/01/2022	6	6
2.054% due 11/01/2035	57	60
2.071% due 04/01/2034	55	57
2.083% due 04/01/2037	84	88
2.096% due 11/01/2034	32	33
2.098% due 01/01/2037	9	10
2.110% due 07/01/2033 - 12/01/2034	261	277
2.120% due 02/01/2035 - 05/01/2035	423	430
2.125% due 01/01/2033 - 10/01/2034	126	133
2.132% due 09/01/2033	213	225
2.135% due 11/01/2035	41	43
2.150% due 05/01/2030	21	22
2.151% due 01/01/2034	5	5
2.153% due 01/01/2033 - 01/01/2034	77	79

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.160% due 08/01/2035	$153	$157
2.161% due 01/01/2035 - 12/01/2036	330	351
2.166% due 11/01/2035	102	107
2.173% due 12/01/2035	7	8
2.177% due 11/01/2032	39	41
2.181% due 11/01/2034	279	294
2.195% due 11/01/2033 - 04/01/2034	448	468
2.202% due 02/01/2034	279	298
2.212% due 01/01/2033	32	34
2.214% due 04/01/2033	19	20
2.217% due 02/01/2035	95	101
2.236% due 02/01/2034	160	169
2.240% due 06/01/2027	13	13
2.245% due 03/01/2035	331	350
2.247% due 02/01/2032	10	10
2.248% due 05/01/2033	18	19
2.249% due 01/01/2036	8	9
2.250% due 08/01/2032 - 03/01/2036	347	359
2.251% due 11/01/2026	250	260
2.256% due 03/01/2033 - 10/01/2033	185	191
2.260% due 11/01/2043	119	122
2.265% due 12/01/2035	36	38
2.269% due 01/01/2035	112	120
2.270% due 05/01/2036	129	137
2.275% due 03/01/2035	123	126
2.280% due 03/01/2034	22	22
2.283% due 01/01/2033	11	12
2.286% due 07/01/2033	15	16
2.293% due 12/01/2033	106	111
2.295% due 11/01/2033 - 04/01/2034	326	339
2.296% due 07/01/2034	131	140
2.300% due 01/01/2036	389	419
2.301% due 11/01/2034	74	78
2.306% due 04/01/2036	5	6
2.308% due 02/01/2034	115	122
2.310% due 04/01/2033	56	59
2.317% due 12/01/2033	150	159
2.322% due 11/01/2031 - 02/01/2035	126	134
2.324% due 03/01/2033	13	14
2.328% due 08/01/2033	4	4
2.330% due 10/01/2033	299	316
2.333% due 04/01/2040	532	567
2.335% due 12/01/2033	290	291
2.348% due 09/01/2033	49	53
2.350% due 07/01/2034 - 12/01/2036	66	70
2.354% due 02/01/2036	103	110
2.355% due 01/01/2033 - 12/01/2035	228	234
2.356% due 05/01/2037	428	445
2.360% due 06/01/2037	81	86
2.363% due 12/01/2035	41	44
2.370% due 04/01/2036	206	212
2.371% due 06/01/2035	30	32
2.373% due 03/01/2035	9	10
2.375% due 06/01/2019 - 04/01/2035	793	827
2.376% due 08/01/2035	278	295
2.381% due 11/01/2033	106	112
2.383% due 09/01/2035	279	295
2.384% due 11/01/2034	41	43
2.390% due 10/01/2035	48	51

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.393% due 01/01/2019	$51	$52
2.397% due 07/01/2035	4	4
2.398% due 04/01/2035	38	39
2.400% due 09/01/2032 - 08/01/2034	204	211
2.405% due 11/01/2033	321	342
2.412% due 09/01/2033	70	74
2.420% due 12/01/2035 - 07/01/2036	145	147
2.423% due 04/01/2035	58	62
2.427% due 07/01/2026	293	309
2.430% due 02/01/2035	36	39
2.440% due 05/01/2035	112	114
2.443% due 04/01/2033 - 07/01/2035	17	19
2.445% due 07/01/2029 - 07/01/2037	203	216
2.450% due 03/01/2033	91	97
2.455% due 08/01/2033 - 01/01/2036	108	113
2.460% due 04/01/2035	5	5
2.465% due 09/01/2034	152	156
2.473% due 07/01/2035	101	108
2.490% due 08/01/2035	78	83
2.500% due 06/01/2030 - 07/01/2035	94	96
2.502% due 12/01/2032	47	48
2.506% due 09/01/2036	5	5
2.508% due 10/01/2033	136	141
2.522% due 03/01/2035	252	267
2.523% due 05/01/2036	285	304
2.530% due 07/01/2017	2	2
2.538% due 10/01/2043	17	18
2.546% due 06/01/2034	280	283
2.552% due 11/01/2034	28	30
2.560% due 06/01/2036	117	125
2.579% due 09/01/2029	190	195
2.625% due 03/01/2034 - 06/01/2034	226	232
2.633% due 06/01/2030 - 12/01/2030	6	6
2.643% due 09/01/2035	627	667
2.644% due 08/01/2033	586	618
2.649% due 04/01/2035	36	39
2.705% due 03/01/2036	163	167
2.720% due 07/01/2019	2	2
2.739% due 08/01/2037	639	667
2.761% due 07/01/2019	5	5
2.853% due 04/01/2033	259	261
2.979% due 12/01/2018	4	4
2.990% due 09/01/2017 - 08/01/2024	11	11
3.007% due 05/01/2036	329	344
3.075% due 01/01/2018	3	3
3.096% due 03/01/2030	590	612
3.125% due 09/01/2035	318	339
3.139% due 08/25/2042	50	54
3.193% due 12/01/2018	4	4
3.215% due 09/01/2018	7	7
3.243% due 05/01/2036	117	124
3.310% due 02/25/2032	59	60
3.822% due 05/01/2036	107	112
4.000% due 08/25/2018	8	8
4.240% due 06/01/2021	14	14
4.500% due 09/25/2018	19	19
5.000% due 09/25/2016	1	1
5.240% due 03/01/2038	103	106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 03/25/2017 - 08/25/2020	$22	$23
5.763% due 12/25/2042	181	208
6.000% due 02/25/2017 - 08/25/2044	86	96
6.250% due 05/25/2042	43	47
6.454% due 11/01/2047	381	392
6.500% due 07/25/2021 - 01/25/2044	1,019	1,149
6.526% due 09/01/2024	523	545
6.700% due 10/01/2047	122	124
7.000% due 02/25/2023 - 02/25/2044	159	183
7.500% due 05/01/2028 - 05/25/2042	54	60
8.000% due 08/25/2022 - 10/01/2026	150	168
9.000% due 03/25/2020 - 01/01/2026	82	89
9.500% due 07/01/2021	10	11
Freddie Mac
0.454% due 08/25/2031	702	688
0.474% due 09/25/2031	408	404
0.507% due 03/15/2036	7	7
0.544% due 06/25/2029	115	115
0.557% due 10/15/2028 - 03/15/2029	87	88
0.594% due 05/25/2043	1,446	1,438
0.607% due 07/15/2026 - 01/15/2033	230	233
0.657% due 03/15/2024 - 08/15/2029	239	240
0.707% due 05/15/2023 - 01/15/2032	269	272
0.757% due 08/15/2029 - 03/15/2032	225	228
0.807% due 08/15/2022 - 12/15/2031	335	340
0.907% due 04/15/2022	22	22
1.383% due 10/25/2044 - 02/25/2045	1,094	1,133
1.583% due 07/25/2044	5,084	5,220
1.655% due 09/01/2037	392	400
1.894% due 12/01/2035	70	74
1.909% due 02/01/2019	26	27
1.930% due 01/01/2030	66	68
1.965% due 03/01/2035	70	73
2.040% due 09/01/2034 - 01/01/2037	217	223
2.136% due 04/01/2036	403	403
2.225% due 08/01/2033	38	40
2.230% due 11/01/2036 - 12/01/2036	807	852
2.244% due 02/01/2037	26	28
2.258% due 12/01/2034	257	272
2.275% due 10/01/2027	18	19
2.290% due 09/01/2035	258	266
2.315% due 11/01/2024	33	33
2.351% due 11/01/2033	78	83
2.352% due 07/01/2036	187	193
2.365% due 12/01/2024	164	170
2.373% due 01/01/2036	100	107
2.375% due 11/01/2029 - 10/01/2034	368	388
2.391% due 03/01/2030	81	82
2.392% due 03/01/2036	370	391
2.405% due 02/01/2036 - 03/01/2036	439	458

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.407% due 11/01/2036	$36	$39
2.408% due 01/01/2035	19	21
2.414% due 01/01/2036	17	18
2.415% due 08/01/2035	234	240
2.416% due 08/01/2035	10	10
2.420% due 04/01/2036	33	34
2.421% due 01/01/2030	174	182
2.423% due 02/01/2035	76	79
2.448% due 11/01/2036	6	6
2.450% due 07/01/2033 - 05/01/2035	763	812
2.455% due 09/01/2034	51	54
2.457% due 09/01/2034	164	169
2.472% due 07/01/2035	137	145
2.474% due 08/01/2035	342	360
2.475% due 09/01/2030 - 05/01/2035	484	503
2.478% due 09/01/2035	86	92
2.480% due 09/01/2035	114	117
2.484% due 01/01/2037	9	10
2.485% due 07/01/2036	1	1
2.486% due 09/01/2035	26	28
2.489% due 05/01/2033	3	3
2.491% due 06/01/2036	75	76
2.492% due 02/01/2036	56	59
2.493% due 03/01/2032 - 09/01/2035	298	316
2.495% due 07/01/2033	6	6
2.496% due 08/01/2035	47	50
2.500% due 04/01/2032 - 03/01/2035	504	525
2.504% due 07/01/2035	10	11
2.505% due 01/01/2035 - 02/01/2036	96	98
2.507% due 01/01/2034	812	866
2.511% due 12/01/2034	21	22
2.515% due 12/01/2035	30	31
2.526% due 04/01/2034	10	11
2.536% due 04/01/2035	132	135
2.540% due 11/01/2034	175	177
2.545% due 09/01/2037	402	426
2.546% due 09/01/2035	20	21
2.578% due 08/01/2036	57	58
2.586% due 06/01/2035	6	6
2.610% due 12/01/2034 - 02/01/2036	51	54
2.617% due 06/01/2035	26	27
2.662% due 02/01/2035	685	737
2.667% due 10/01/2035	400	425
2.754% due 08/01/2023	13	14
2.835% due 08/01/2037	506	532
2.837% due 03/01/2035	108	116
2.994% due 01/01/2027	295	309
3.026% due 07/01/2019	2	2
3.390% due 09/01/2030	313	333
3.625% due 04/01/2030	565	602
4.500% due 03/15/2021 - 04/15/2032	309	344
5.500% due 05/15/2017 - 10/15/2032	25	28
5.676% due 03/01/2036	11	12
6.000% due 09/15/2016 - 05/01/2035	93	103
6.076% due 07/01/2037	379	400
6.115% due 09/01/2036	237	239
6.250% due 12/15/2023	9	10
7.000% due 06/01/2017 - 07/15/2027	94	107

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	151

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 11/15/2021	$110	$125
Ginnie Mae
0.409% due 01/16/2031	19	19
0.566% due 06/20/2032	46	46
0.609% due 03/16/2029 - 02/16/2032	137	138
0.659% due 03/16/2031	39	40
0.709% due 04/16/2030 - 04/16/2032	99	100
1.625% due 07/20/2026 - 09/20/2032	1,398	1,455
1.750% due 01/20/2027 - 04/20/2033	438	452
2.000% due 02/20/2025	12	13

Total U.S. Government Agencies (Cost $58,941)		60,986

MORTGAGE-BACKED SECURITIES 46.3%
Adjustable Rate Mortgage Trust
0.444% due 10/25/2035	20	19
0.934% due 02/25/2035	199	198
2.716% due 03/25/2035	73	72
2.809% due 11/25/2035 ^	413	354
American Home Mortgage Investment Trust
0.484% due 02/25/2045	3,075	3,056
2.314% due 10/25/2034	247	247
2.534% due 02/25/2045	528	537
BAMLL Re-REMIC Trust
5.383% due 11/15/2016	2,656	2,713
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	433	447
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	2,650	2,703
Banc of America Funding Ltd.
0.419% due 11/03/2041	8,561	8,454
0.459% due 10/03/2039	2,772	2,730
Banc of America Funding Trust
2.505% due 06/25/2034	954	961
2.662% due 11/20/2035 ^	289	258
2.717% due 05/25/2035	37,817	38,623
2.754% due 03/20/2035	42	42
Banc of America Mortgage Trust
2.621% due 02/25/2034	939	928
2.623% due 06/25/2034	63	64
2.628% due 11/25/2034	31	31
2.645% due 01/25/2035	100	100
2.670% due 01/25/2034	121	121
2.688% due 04/25/2034	178	180
2.789% due 05/25/2033	590	592
2.817% due 11/25/2033	150	151
2.872% due 09/25/2033	252	250
2.919% due 10/25/2033	784	804
3.139% due 02/25/2033	217	216
4.620% due 10/25/2035 ^	168	158
5.000% due 12/25/2018	17	17
6.500% due 09/25/2033	310	313
BCAP LLC Trust
0.329% due 06/26/2037	1,899	1,861
0.409% due 02/26/2036	5,606	5,388
2.000% due 05/26/2037	1,274	1,274
2.040% due 12/26/2036	1,582	1,582
2.048% due 07/26/2037	193	194
2.228% due 06/26/2037	260	260
2.294% due 02/26/2037	172	172
2.408% due 11/26/2035	3,104	3,081
2.447% due 03/26/2037	867	872
2.668% due 04/26/2037	2,969	2,929

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.713% due 10/26/2036	$200	$200
2.720% due 10/26/2035	1,720	1,730
2.724% due 05/20/2035	1,764	1,764
2.739% due 07/26/2036	1,094	1,093
2.756% due 02/26/2036	6,944	6,931
2.772% due 10/26/2035	1,047	1,052
2.787% due 04/26/2037	473	476
2.795% due 05/26/2047	1,062	1,062
4.472% due 07/26/2037	791	796
5.250% due 06/26/2035	2,938	3,043
5.500% due 12/26/2035	1,494	1,511
5.500% due 02/26/2036	2,068	2,120
6.000% due 08/26/2037	768	774
6.500% due 02/26/2036	4,680	4,516
BCRR Trust
5.988% due 08/17/2045	7,616	7,936
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 10/25/2033	1	1
2.354% due 02/25/2033	8	8
2.511% due 04/25/2033	183	185
2.516% due 10/25/2033	40	40
2.595% due 02/25/2033	11	10
2.610% due 05/25/2033	1	1
2.625% due 02/25/2034	150	150
2.725% due 01/25/2034	220	224
2.743% due 01/25/2035	119	118
2.752% due 01/25/2034	663	664
2.753% due 10/25/2035	727	728
2.764% due 02/25/2034	960	927
2.820% due 10/25/2034	30	30
2.913% due 01/25/2035	114	112
3.112% due 07/25/2034	92	92
Bear Stearns ALT-A Trust
0.354% due 02/25/2034	706	648
0.534% due 08/25/2036	13	10
2.709% due 11/25/2036	567	412
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	7,050	7,342
Chase Mortgage Finance Trust
2.432% due 12/25/2035 ^	107	100
2.447% due 12/25/2035 ^	162	147
2.621% due 02/25/2037	1,810	1,673
Citigroup Mortgage Loan Trust, Inc.
0.991% due 08/25/2035 ^	599	468
1.480% due 08/25/2034	8	8
2.210% due 09/25/2035	325	326
2.500% due 11/25/2035	694	666
2.625% due 03/25/2034	65	65
2.660% due 05/25/2035	271	268
Countrywide Alternative Loan Trust
0.394% due 06/25/2037	2,548	2,194
1.597% due 08/25/2035	4,890	4,440
2.770% due 06/25/2037	1,071	295
3.083% due 10/25/2035 ^	173	146
Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 08/25/2035	258	188
2.330% due 02/20/2036	68	60
2.448% due 11/25/2034	4,125	3,917
2.482% due 06/20/2035	356	344
2.527% due 08/25/2033	220	208
2.567% due 12/25/2033	204	204
2.569% due 08/25/2034 ^	1,880	1,665
2.741% due 11/19/2033	24	24
2.745% due 11/19/2033	74	73
5.500% due 11/25/2035 ^	389	370
Credit Suisse First Boston Mortgage Securities Corp.
1.928% due 07/25/2033	440	427

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.285% due 07/25/2033	$437	$433
2.458% due 10/25/2033	680	689
2.536% due 01/25/2034	1,277	1,269
2.600% due 11/25/2032	20	20
Credit Suisse Mortgage Capital Certificates
4.472% due 07/26/2037	9,871	9,955
5.695% due 09/15/2040	300	312
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	89	91
5.250% due 06/25/2035	364	370
Deutsche Mortgage & Asset Receiving Corp.
1.287% due 07/27/2045	11,311	11,246
First Horizon Alternative Mortgage Securities Trust
2.188% due 08/25/2034	644	638
2.259% due 07/25/2035	283	226
First Horizon Mortgage Pass-Through Trust
0.464% due 02/25/2035	120	109
0.744% due 02/25/2035	825	771
2.523% due 02/25/2034	430	428
2.615% due 04/25/2035	892	892
First Republic Bank Mortgage Pass-Through Certificates
0.674% due 06/25/2030	232	232
First Republic Mortgage Loan Trust
1.007% due 11/15/2032	309	293
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	4,852	5,086
GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	879	917
GMAC Mortgage Corp. Loan Trust
2.865% due 11/19/2035	362	340
GS Mortgage Securities Trust
1.948% due 07/15/2031	10,000	9,975
GSR Mortgage Loan Trust
0.384% due 08/25/2046	607	592
0.544% due 01/25/2034	474	461
1.860% due 03/25/2033	23	23
2.303% due 06/25/2034	217	212
2.334% due 06/25/2034	22	22
2.666% due 05/25/2035	208	194
2.702% due 09/25/2035	18,703	18,807
2.786% due 09/25/2034	7,521	7,186
2.834% due 08/25/2034	158	155
6.000% due 03/25/2032	8	9
HarborView Mortgage Loan Trust
0.406% due 02/19/2046	1,307	1,135
0.436% due 05/19/2035	82	69
Impac CMB Trust
0.834% due 08/25/2035	2,475	2,238
IndyMac Adjustable Rate Mortgage Trust
1.796% due 01/25/2032	53	51
IndyMac Mortgage Loan Trust
0.384% due 09/25/2046	664	570
0.974% due 05/25/2034	174	163
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	18	13
JPMorgan Chase Commercial Mortgage Securities Trust
5.884% due 02/12/2049	9,611	10,162
JPMorgan Mortgage Trust
1.993% due 11/25/2033	37	37
2.408% due 11/25/2035	424	403
2.521% due 11/25/2033	69	70
2.522% due 07/25/2035	57	56
2.545% due 09/25/2034	3	3
2.620% due 07/25/2035	876	848
2.686% due 07/25/2035	907	910
2.696% due 04/25/2035	555	560

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.772% due 10/25/2035	$723	$705
MASTR Adjustable Rate Mortgages Trust
2.152% due 12/25/2033	168	164
2.245% due 02/25/2034	392	385
2.568% due 01/25/2036	283	282
2.628% due 08/25/2034	3,727	3,716
2.639% due 08/25/2034	1,170	1,156
2.642% due 09/25/2033	780	785
2.642% due 01/25/2034	44	42
2.760% due 07/25/2034	2,061	1,950
2.763% due 11/21/2034	233	240
MASTR Asset Securitization Trust
5.500% due 09/25/2033	719	749
Merrill Lynch Mortgage Investors Trust
0.814% due 08/25/2028	148	143
0.854% due 06/25/2028	359	344
1.350% due 03/25/2028	583	548
2.151% due 04/25/2035	1,210	1,180
2.462% due 02/25/2035	292	294
2.503% due 09/25/2033	22	21
2.605% due 02/25/2034	92	88
Morgan Stanley Capital Trust
5.447% due 02/12/2044	7,113	7,392
Morgan Stanley Mortgage Loan Trust
0.514% due 01/25/2035	1,800	1,694
2.375% due 02/25/2034	7	7
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	21,899	23,212
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.433% due 10/25/2035	75	71
3.264% due 05/25/2035	119	120
Prime Mortgage Trust
0.594% due 02/25/2034	76	71
5.000% due 08/25/2034	82	83
6.000% due 02/25/2034	31	33
Provident Funding Mortgage Loan Trust
2.498% due 05/25/2035	86	86
RBSSP Resecuritization Trust
0.519% due 03/26/2037	353	347
0.519% due 08/26/2045	479	450
Residential Accredit Loans, Inc. Trust
0.594% due 01/25/2033	47	47
0.624% due 02/25/2033	245	240
3.120% due 04/25/2035 ^	3	0
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	75	79
7.500% due 12/25/2031	586	611
Residential Asset Securitization Trust
3.750% due 10/25/2018	4	4
5.250% due 04/25/2034	239	248
Residential Funding Mortgage Securities, Inc. Trust
3.741% due 02/25/2036 ^	276	251
6.500% due 03/25/2032	22	23
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049	500	513
6.068% due 09/17/2039	9,998	10,651
Sequoia Mortgage Trust
0.779% due 03/20/2035	657	593
0.976% due 04/20/2033	78	75
1.016% due 10/20/2027	273	268
1.055% due 05/20/2034	2,131	2,051
1.887% due 07/20/2034	61	60
Silver Oak Ltd.
1.795% due 06/21/2018	19,000	19,164
Structured Adjustable Rate Mortgage Loan Trust
0.434% due 03/25/2035	194	164
0.494% due 09/25/2034	268	116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.634% due 08/25/2035	$1,334	$1,253
2.501% due 08/25/2034	2,425	2,380
2.512% due 09/25/2034	455	461
2.520% due 08/25/2034	1,462	1,432
Structured Asset Mortgage Investments Trust
0.896% due 11/19/2033	96	91
0.896% due 05/19/2035	435	425
0.916% due 12/19/2034	6,460	6,288
0.916% due 02/19/2035	6,008	5,821
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.900% due 05/25/2032	9	9
2.345% due 07/25/2032	18	16
2.349% due 06/25/2033	4,115	4,044
2.369% due 03/25/2033	418	412
2.482% due 09/25/2033	111	110
2.544% due 11/25/2033	115	113
WaMu Mortgage Pass-Through Certificates Trust
0.414% due 08/25/2046 ^	447	53
0.454% due 11/25/2045	8,987	8,476
0.464% due 12/25/2045	4,520	4,243
0.484% due 07/25/2045	11,554	10,867
0.484% due 10/25/2045	5,735	5,347
0.484% due 12/25/2045	4,847	4,488
0.594% due 01/25/2045	2,336	2,230
1.199% due 08/25/2046	123	103
1.399% due 11/25/2042	249	235
1.583% due 08/25/2042	24	23
2.159% due 08/25/2046	2,771	2,499
2.159% due 09/25/2046	7,107	6,523
2.294% due 02/25/2037 ^	538	483
2.430% due 10/25/2035 ^	1,373	254
2.464% due 10/25/2033	521	534
2.488% due 08/25/2033	1,308	1,017
2.499% due 09/25/2035	993	965
Washington Mutual Mortgage Pass-Through Certificates Trust
1.770% due 02/25/2031	1	1
2.166% due 02/25/2033	33	32
2.225% due 02/25/2033	40	40
2.364% due 11/25/2030	210	210
2.375% due 06/25/2033	48	48
7.000% due 03/25/2034	98	105
Wells Fargo Mortgage-Backed Securities Trust
0.694% due 07/25/2037 ^	425	371
2.480% due 12/25/2033	111	110
2.497% due 01/25/2034	184	190
2.619% due 10/25/2033	45	46
2.625% due 12/25/2033	201	202
2.639% due 04/25/2035	333	334
2.663% due 06/25/2035	87	88
2.685% due 08/25/2033	494	504
2.685% due 06/25/2035	125	129
2.705% due 04/25/2036 ^	24	24
2.714% due 12/25/2034	1,043	1,043
2.722% due 08/25/2035	51	51
2.727% due 06/25/2034	97	97
2.741% due 09/25/2034	277	282
2.748% due 05/25/2034	20	20
3.188% due 10/25/2035	127	124
6.000% due 09/25/2036 ^	90	86
Wells Fargo Re-REMIC Trust
5.900% due 05/16/2017	9,000	9,356

Total Mortgage-Backed Securities (Cost $402,760)		403,379

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 25.8%
Accredited Mortgage Loan Trust
0.954% due 01/25/2034	$197	$162
ACE Securities Corp. Home Equity Loan Trust
0.394% due 02/25/2036	11,714	11,641
2.819% due 06/25/2033 ^	849	838
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.544% due 02/25/2033	1,073	1,022
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.229% due 01/25/2034	534	517
1.244% due 12/25/2033	5,526	5,272
Asset-Backed Funding Certificates Trust
0.814% due 04/25/2034	8,542	8,446
Bear Stearns Asset-Backed Securities Trust
0.604% due 12/25/2035	880	869
1.194% due 11/25/2042	313	299
2.367% due 10/25/2036	2,786	2,366
Bear Stearns Second Lien Trust
0.994% due 12/25/2036	21,100	19,786
Carrington Mortgage Loan Trust
0.374% due 02/25/2036	154	150
Citigroup Mortgage Loan Trust, Inc.
0.624% due 07/25/2035	848	844
0.644% due 07/25/2044	42	42
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	261	264
Conseco Financial Corp.
6.240% due 12/01/2028	237	245
Countrywide Asset-Backed Certificates Trust
0.654% due 09/25/2034	190	187
Credit Suisse First Boston Mortgage Securities Corp.
0.894% due 07/25/2032	1	1
1.844% due 05/25/2043	2,204	2,092
Credit-Based Asset Servicing and Securitization LLC
6.280% due 05/25/2035	803	825
EFS Volunteer LLC
1.079% due 07/26/2027	1,320	1,317
EquiFirst Mortgage Loan Trust
1.334% due 09/25/2033	193	186
FBR Securitization Trust
0.934% due 11/25/2035	3,386	3,362
Fremont Home Loan Trust
1.214% due 06/25/2035	590	573
GSAMP Trust
1.044% due 01/25/2045	1,078	987
GSRPM Mortgage Loan Trust
0.704% due 03/25/2035	5,070	5,009
Home Equity Asset Trust
0.794% due 11/25/2032	8	7
Home Equity Mortgage Trust
5.821% due 04/25/2035	665	680
HSI Asset Securitization Corp. Trust
0.244% due 10/25/2036	10	6
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.644% due 08/25/2035	542	539
0.714% due 10/25/2035	1,600	980
6.372% due 05/25/2033	850	851
Irwin Whole Loan Home Equity Trust
0.734% due 07/25/2032	12	12
JPMorgan Mortgage Acquisition Corp.
0.624% due 12/25/2035	16,793	15,811
Lehman XS Trust
0.344% due 04/25/2037 ^	4,914	3,724
Long Beach Mortgage Loan Trust
0.754% due 10/25/2034	736	692

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	153

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.894% due 03/25/2032	$38	$35
0.899% due 08/25/2035	1,093	1,085
1.019% due 06/25/2035	9,073	9,030
1.049% due 07/25/2034	698	676
Merrill Lynch Mortgage Investors Trust
0.554% due 09/25/2036	146	142
Morgan Stanley ABS Capital, Inc. Trust
0.654% due 06/25/2034	108	109
1.394% due 06/25/2033	2,094	2,049
Morgan Stanley Dean Witter Capital, Inc. Trust
1.544% due 02/25/2033	241	231
Morgan Stanley Mortgage Loan Trust
0.264% due 01/25/2047 ^	226	225
Morgan Stanley Structured Trust
0.274% due 06/25/2037	1,148	1,141
National Collegiate Student Loan Trust
0.434% due 11/27/2028	11,005	10,825
0.464% due 03/26/2029	15,000	13,813
0.474% due 04/25/2029	3,400	3,259
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Nelnet Student Loan Trust
0.415% due 04/25/2031	2,000	1,943
New Century Home Equity Loan Trust
0.684% due 07/25/2035	533	518
NovaStar Mortgage Funding Trust
0.564% due 01/25/2036	1,823	1,804
Option One Mortgage Loan Trust Asset-Backed Certificates
0.834% due 07/25/2033	209	197
Renaissance Home Equity Loan Trust
0.894% due 08/25/2032	10	9
1.294% due 09/25/2037	4,335	2,611
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,510	1,355

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
0.674% due 08/25/2035	$2,000	$1,922
5.120% due 12/25/2033	524	484
SLM Private Credit Student Loan Trust
0.517% due 03/15/2024	3,052	3,030
SLM Private Education Loan Trust
3.457% due 05/16/2044	2,009	2,091
SLM Student Loan Trust
0.625% due 04/25/2025	13,700	13,687
0.675% due 01/27/2025	5,020	4,831
0.675% due 04/25/2025	13,618	13,605
1.080% due 03/15/2028	2,150	2,128
Soundview Home Loan Trust
1.494% due 11/25/2033	156	155
Specialty Underwriting & Residential Finance Trust
0.874% due 01/25/2034	323	283
Spirit Master Funding LLC
5.370% due 07/20/2040	10,000	10,600
5.760% due 03/20/2042	9,823	10,572
SpringCastle America Funding LLC
2.700% due 05/25/2023	18,464	18,495
Trapeza CDO Ltd.
1.063% due 11/16/2034	1,000	720
Truman Capital Mortgage Loan Trust
0.944% due 12/25/2032	195	197

Total Asset-Backed Securities (Cost $226,923)		224,461

SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS (b) 0.6%
		5,378

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.4%
0.136% due 01/07/2016 - 02/18/2016 (a)(e)	$3,250	$3,250

Total Short-Term Instruments (Cost $8,626)		8,628

Total Investments in Securities (Cost $712,290)		711,756

	SHARES
INVESTMENTS IN AFFILIATES 18.2%

SHORT-TERM INSTRUMENTS 18.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.2%
PIMCO Short-Term Floating NAV Portfolio III	16,031,599	158,953

Total Short-Term Instruments (Cost $158,982)		158,953

Total Investments in Affiliates (Cost $158,982)		158,953

Total Investments 99.9% (Cost $871,272)		$870,709

Financial Derivative Instruments (c)(d) (0.4%) (Cost or Premiums, net $(2,505))		(3,341)

Other Assets and Liabilities, net 0.5%		4,642

Net Assets 100.0%		$872,010

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$5,378	U.S. Treasury Notes 1.875% due 06/30/2020	$(5,488)	$5,378	$5,378

Total Repurchase Agreements						$(5,488)	$5,378	$5,378

(1)	Includes accrued interest.

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$5,378	$0	$0	$5,378	$(5,488)	$(110)

Total Borrowings and Other Financing Transactions	$5,378	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$47,500	$(601)	$(389)	$14	$0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	900	(25)	(19)	1	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	28,200	(713)	(794)	19	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	7,600	(304)	(725)	23	0

					$(1,643)	$(1,927)	$57	$0

Total Swap Agreements					$(1,643)	$(1,927)	$57	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $2,019 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$57	$57	$0	$0	$0	$0

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
							Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500)%	10/11/2021	$2,000	$ 0	$15	$15	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
JPM	HSBC Finance Corp.	(0.220)%	06/20/2016	0.089%	$ 3,000	$0	$(3)	$0	$(3)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	155

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BOA	CDX.IG-7 10-Year Index 15-30%	0.145%	12/20/2016	$25,000	$0	$8	$8	$0
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	23,000	(428)	(236)	0	(664)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	23,000	(661)	(292)	0	(953)

DUB	CDX.IG-7 10-Year Index 15-30%	0.157%	12/20/2016	25,000	0	11	11	0

FBF	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	5,000	(84)	(61)	0	(145)

GST	CDX.IG-7 10-Year Index 15-30%	0.153%	12/20/2016	25,000	0	10	10	0
	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	10,000	(582)	23	0	(559)

MYC	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	10,000	(193)	(96)	0	(289)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	20,000	(557)	(272)	0	(829)

					$(2,505)	$(905)	$29	$(3,439)

Total Swap Agreements					$(2,505)	$(893)	$44	$(3,442)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) /pledged as of September 30, 2015:

(e)	Securities with an aggregate market value of $3,250 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged	Net Exposure (6)
BOA	$0	$0	$8	$8	$0	$0	$(1,617)	$(1,617)	$(1,609)	$1,380	$(229)
DUB	0	0	11	11	0	0	0	0	11	0	11
FBF	0	0	0	0	0	0	(145)	(145)	(145)	138	(7)
GST	0	0	25	25	0	0	(559)	(559)	(534)	562	28
JPM	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
MYC	0	0	0	0	0	0	(1,118)	(1,118)	(1,118)	1,170	52

Total Over the Counter	$0	$0	$44	$44	$0	$0	$(3,442)	$(3,442)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$57	$57

Over the counter
Swap Agreements	$0	$44	$0	$0	$0	$44

	$0	$44	$0	$0	$57	$101

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$3,442	$0	$0	$0	$3,442

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(214)	$(214)

Over the counter
Swap Agreements	$0	$648	$0	$0	$0	$648

	$0	$648	$0	$0	$(214)	$434

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(678)	$(678)

Over the counter
Swap Agreements	$0	$(1,813)	$0	$0	$0	$(1,813)

	$0	$(1,813)	$0	$0	$(678)	$(2,491)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,359	$0	$5,359
Industrials	0	8,943	0	8,943
U.S. Government Agencies	0	60,986	0	60,986
Mortgage-Backed Securities	0	392,195	11,184	403,379
Asset-Backed Securities	0	201,161	23,300	224,461
Short-Term Instruments
Repurchase Agreements	0	5,378	0	5,378
U.S. Treasury Bills	0	3,250	0	3,250
	$0	$677,272	$34,484	$711,756

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$158,953	$0	$0	$158,953

Total Investments	$158,953	$677,272	$34,484	$870,709

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$57	$0	$57
Over the counter	0	44	0	44
	$0	$101	$0	$101

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3,442)	$0	$(3,442)

Totals	$158,953	$673,931	$34,484	$867,368

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	157

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

September 30, 2015 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$9,037	$0	$(33)	$(19)	$0	$(43)	$0	$(8,942)	$0	$0
Mortgage-Backed Securities	19,491	0	(8,394)	3	71	13	0	0	11,184	(16)
Asset-Backed Securities	48,643	0	(27,160)	(18)	71	(365)	2,129	0	23,300	(430)

Totals	$77,171	$0	$(35,587)	$(34)	$142	$(395)	$2,129	$(8,942)	$34,484	$(446)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Mortgage-Backed Securities	$11,184	Proxy Pricing	Base Price	98.51-98.76
Asset-Backed Securities	2,128	Proxy Pricing	Base Price	99.00
	21,172	Third Party Vendor	Broker Quote	106.00-107.63

Total	$34,484

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.4%

CORPORATE BONDS & NOTES 48.2%

BANKING & FINANCE 36.8%
Abbey National Treasury Services PLC
4.000% due 04/27/2016	$5,000	$5,091
ABN AMRO Bank NV
1.375% due 01/22/2016	1,560	1,564
American Express Centurion Bank
0.875% due 11/13/2015	1,800	1,801
American Express Credit Corp.
0.804% due 07/29/2016	475	476
American Honda Finance Corp.
0.707% due 05/26/2016	1,400	1,402
0.784% due 10/07/2016	3,040	3,050
2.125% due 02/28/2017	500	508
2.600% due 09/20/2016	8,195	8,346
American International Group, Inc.
5.050% due 10/01/2015	11,500	11,500
Asian Development Bank
0.216% due 05/13/2016	12,000	12,000
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015	12,500	12,500
Bank Nederlandse Gemeenten NV
0.335% due 11/30/2015	28,700	28,696
1.750% due 10/06/2015	8,600	8,601
Bank of America Corp.
1.139% due 03/22/2016	1,100	1,102
1.500% due 10/09/2015	5,500	5,500
3.625% due 03/17/2016	100	101
Bank of America N.A.
0.779% due 11/14/2016	2,300	2,298
0.782% due 06/05/2017	14,900	14,868
Bank of Nova Scotia
1.650% due 10/29/2015	30,250	30,275
2.050% due 10/07/2015	700	700
2.150% due 08/03/2016	2,100	2,124
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.943% due 09/09/2016	1,000	1,001
Banque Federative du Credit Mutuel S.A.
1.144% due 10/28/2016	750	753
Bear Stearns Cos. LLC
5.300% due 10/30/2015	8,931	8,960
BPCE S.A.
0.894% due 11/18/2016	6,100	6,107
Caisse Centrale Desjardins
2.550% due 03/24/2017	5,000	5,050
Canadian Imperial Bank of Commerce
2.750% due 01/27/2016	31,400	31,621
Citigroup, Inc.
1.116% due 04/01/2016	300	300
1.255% due 07/25/2016	21,500	21,567
4.450% due 01/10/2017	14,900	15,498
Credit Agricole S.A.
0.909% due 06/02/2017	16,300	16,275
Credit Suisse
0.633% due 03/11/2016	20,400	20,394
Credit Suisse AG
2.600% due 05/27/2016	1,355	1,370
Dexia Credit Local S.A.
0.572% due 01/21/2016	25,500	25,503
0.589% due 01/17/2016	60,300	60,311
0.614% due 11/13/2015	31,900	31,901
0.691% due 11/07/2016	700	701
DNB Boligkreditt A/S
2.100% due 10/14/2016	20,400	20,410
2.900% due 03/29/2017	21,500	21,723

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Erste Abwicklungsanstalt
0.432% due 02/11/2016	$30,000	$30,006
0.532% due 06/07/2016	2,200	2,202
0.594% due 01/29/2016	5,000	5,005
European Investment Bank
1.375% due 10/20/2015	8,700	8,704
FMS Wertmanagement AoeR
0.304% due 01/28/2016	10,000	10,001
Ford Motor Credit Co. LLC
1.500% due 01/17/2017	200	199
1.561% due 05/09/2016	4,500	4,515
2.500% due 01/15/2016	1,300	1,306
3.984% due 06/15/2016	3,000	3,054
General Electric Capital Corp.
0.563% due 01/09/2017	5,500	5,502
5.000% due 01/08/2016	6,600	6,679
General Motors Financial Co., Inc.
2.750% due 05/15/2016	6,314	6,352
Goldman Sachs Group, Inc.
0.769% due 03/22/2016	11,350	11,349
0.958% due 06/04/2017	18,700	18,686
1.600% due 11/23/2015	19,000	19,026
3.625% due 02/07/2016	3,000	3,029
HSBC Finance Corp.
0.754% due 06/01/2016	19,895	19,862
HSBC USA, Inc.
0.784% due 03/03/2017	500	499
ING Bank NV
0.665% due 01/04/2016	20,100	20,094
Inter-American Development Bank
0.215% due 10/23/2015	39,300	39,300
0.244% due 02/11/2016	103,000	103,007
IPIC GMTN Ltd.
1.750% due 11/30/2015	14,200	14,245
JPMorgan Chase & Co.
0.841% due 02/15/2017	27,500	27,488
1.100% due 10/15/2015	10,900	10,902
JPMorgan Chase Bank N.A.
0.666% due 06/13/2016	4,800	4,791
KFW
0.204% due 10/30/2015	20,000	20,000
Kookmin Bank
1.375% due 01/15/2016	4,000	4,004
Landeskreditbank Baden-Wuerttemberg Foerderbank
2.250% due 07/15/2016	5,000	5,069
Lloyds Bank PLC
4.875% due 01/21/2016	4,940	5,002
Macquarie Bank Ltd.
0.787% due 06/15/2016	1,200	1,200
0.832% due 02/26/2017	2,850	2,851
1.117% due 03/24/2017	13,900	13,935
1.650% due 03/24/2017	3,000	3,010
Metropolitan Life Global Funding
0.819% due 07/15/2016	3,000	3,009
Morgan Stanley
0.769% due 10/15/2015	700	700
3.450% due 11/02/2015	2,000	2,005
MUFG Union Bank N.A.
0.704% due 05/05/2017	600	598
1.076% due 09/26/2016	9,200	9,214
1.500% due 09/26/2016	1,000	1,004
Nederlandse Waterschapsbank NV
0.399% due 11/04/2015	5,000	4,999
0.500% due 03/04/2016	2,000	2,000
0.750% due 03/29/2016	5,400	5,408
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015	14,000	14,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nordea Bank AB
0.774% due 05/13/2016	$2,000	$2,004
Oesterreichische Kontrollbank AG
0.462% due 02/26/2016	2,000	2,001
1.750% due 10/05/2015	2,500	2,500
PNC Bank N.A.
1.150% due 11/01/2016	5,000	5,004
Pricoa Global Funding
1.150% due 11/25/2016	4,000	4,010
QNB Finance Ltd.
3.125% due 11/16/2015	6,250	6,269
Rabobank Group
0.624% due 04/28/2017	2,000	2,000
Royal Bank of Canada
0.625% due 12/05/2016	7,100	7,101
Standard Chartered PLC
3.200% due 05/12/2016	13,900	14,084
Stone Street Trust
5.902% due 12/15/2015	2,400	2,426
Sumitomo Mitsui Banking Corp.
0.606% due 07/11/2017	1,500	1,491
0.713% due 01/10/2017	5,600	5,597
1.450% due 07/19/2016	1,500	1,506
Svensk Exportkredit AB
0.625% due 05/31/2016	2,500	2,504
1.750% due 10/20/2015	8,655	8,660
Swedbank Hypotek AB
2.950% due 03/28/2016	10,500	10,611
Toyota Motor Credit Corp.
0.611% due 05/17/2016	14,500	14,516
UBS AG
0.826% due 09/26/2016	2,500	2,504
0.884% due 06/01/2017	11,000	10,997
Wachovia Corp.
0.637% due 10/28/2015	7,464	7,465
Woori Bank
4.500% due 10/07/2015	2,000	2,000

		1,031,011

INDUSTRIALS 6.1%
AbbVie, Inc.
1.061% due 11/06/2015	4,600	4,602
1.200% due 11/06/2015	34,400	34,415
Becton Dickinson and Co.
0.787% due 06/15/2016	8,500	8,498
Canadian Natural Resources Ltd.
0.702% due 03/30/2016	1,500	1,497
Cox Communications, Inc.
5.500% due 10/01/2015	500	500
Daimler Finance North America LLC
0.980% due 08/01/2016	2,500	2,499
1.250% due 01/11/2016	13,815	13,831
Devon Energy Corp.
0.787% due 12/15/2015	10,000	9,991
eBay, Inc.
1.625% due 10/15/2015	1,800	1,801
General Electric Co.
0.850% due 10/09/2015	1,500	1,500
Honeywell International, Inc.
0.371% due 11/17/2015	2,400	2,400
Hyundai Capital America
1.625% due 10/02/2015	300	300
Johnson & Johnson
0.395% due 11/28/2016	21,500	21,508
Korea National Oil Corp.
2.875% due 11/09/2015	1,000	1,002

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	159

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mondelez International, Inc.
4.125% due 02/09/2016	$1,298	$1,312
NBCUniversal Enterprise, Inc.
0.826% due 04/15/2016	5,600	5,607
NBCUniversal Media LLC
2.875% due 04/01/2016	800	809
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	2,500	2,500
1.026% due 09/26/2016	3,000	3,001
Occidental Petroleum Corp.
2.500% due 02/01/2016	1,781	1,793
PepsiCo, Inc.
0.700% due 02/26/2016	900	901
Thermo Fisher Scientific, Inc.
3.200% due 03/01/2016	1,000	1,009
Tyco Electronics Group S.A.
0.494% due 01/29/2016	6,000	5,998
Volkswagen Group of America Finance LLC
0.499% due 11/23/2015	19,600	19,539
0.609% due 11/22/2016	7,000	6,787
1.250% due 05/23/2017	1,000	966
Volkswagen International Finance NV
0.654% due 11/18/2015	300	299
0.764% due 11/18/2016	11,500	11,177
2.375% due 03/22/2017	2,500	2,466
Walgreens Boots Alliance, Inc.
0.774% due 05/18/2016	900	900

		169,408

UTILITIES 5.3%
Alabama Power Co.
0.550% due 10/15/2015	1,900	1,900
AT&T, Inc.
0.699% due 02/12/2016	10,300	10,291
0.747% due 03/30/2017	5,700	5,679
2.950% due 05/15/2016	4,000	4,048
BellSouth Corp.
4.821% due 04/26/2021	1,500	1,531
BP Capital Markets PLC
0.700% due 11/06/2015	2,700	2,701
0.731% due 11/07/2016	10,000	10,020
3.125% due 10/01/2015	16,998	16,998
Korea Electric Power Corp.
3.000% due 10/05/2015	15,000	15,000
Shell International Finance BV
0.531% due 11/15/2016	5,000	5,001
Verizon Communications, Inc.
1.867% due 09/15/2016	74,738	75,465

		148,634

Total Corporate Bonds & Notes (Cost $1,350,467)		1,349,053

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	2,160	2,167

Total Municipal Bonds & Notes (Cost $2,166)		2,167

U.S. GOVERNMENT AGENCIES 20.6%
Federal Farm Credit Bank
0.164% due 01/25/2016	13,500	13,501
0.183% due 03/18/2016	125,000	125,007
0.186% due 04/21/2016	10,000	10,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.224% due 04/06/2016	$124,000	$124,040
0.250% due 07/29/2016	5,500	5,502
0.270% due 06/20/2016	500	500
0.280% due 07/20/2016 - 09/19/2016	17,700	17,710
0.380% due 04/11/2016	97,300	97,401
Federal Home Loan Bank
0.178% due 10/09/2015	40,000	40,000
0.200% due 10/27/2015	61,000	61,004
0.220% due 10/07/2015	59,000	59,000
0.230% due 12/18/2015	10,500	10,501
Freddie Mac
4.750% due 11/17/2015	12,700	12,775

Total U.S. Government Agencies (Cost $576,912)		576,942

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
0.625% due 08/15/2016	30,000	30,073

Total U.S. Treasury Obligations (Cost $30,047)		30,073

ASSET-BACKED SECURITIES 1.2%
Ally Auto Receivables Trust
0.390% due 08/15/2016	3,432	3,432
American Express Credit Account Master Trust
0.497% due 01/15/2020	3,000	3,001
Bank of The West Auto Trust
0.380% due 06/15/2016	5,679	5,679
Ford Credit Auto Owner Trust
0.350% due 06/15/2016	9,302	9,302
GM Financial Automobile Leasing Trust
0.400% due 06/20/2016	3,132	3,132
Hyundai Auto Lease Securitization Trust
0.380% due 06/15/2016	3,347	3,347
Mercedes-Benz Auto Receivables Trust
0.390% due 08/15/2016	2,401	2,399
Porsche Innovative Lease Owner Trust
0.320% due 05/23/2016	2,692	2,692
Santander Drive Auto Receivables Trust
0.450% due 05/16/2016	177	177

Total Asset-Backed Securities (Cost $33,161)		33,161

SOVEREIGN ISSUES 2.6%
Austria Government International Bond
1.750% due 06/17/2016	2,500	2,523
Development Bank of Japan, Inc.
2.750% due 03/15/2016	3,000	3,030
Hydro-Quebec
7.500% due 04/01/2016	10,000	10,321
Province of Ontario
1.000% due 07/22/2016	6,320	6,345
2.300% due 05/10/2016	25,800	26,081
5.450% due 04/27/2016	7,114	7,314
Province of Quebec
9.000% due 04/01/2016	5,000	5,200
State of North Rhine-Westphalia
0.594% due 04/28/2017	10,000	10,027
0.620% due 05/03/2017	3,000	3,011

Total Sovereign Issues (Cost $73,892)		73,852

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 24.6%

CERTIFICATES OF DEPOSIT 2.2%
Bank of Nova Scotia
0.423% due 10/02/2015	$50,000	$50,000
Credit Suisse
0.742% due 12/07/2015	10,000	10,000
Sumitomo Mitsui Banking Corp.
0.614% due 04/29/2016	2,300	2,300

		62,300

COMMERCIAL PAPER 14.2%
Amcor Ltd.
0.470% due 10/07/2015	2,000	2,000
0.470% due 10/09/2015	1,000	1,000
0.620% due 10/20/2015	889	889
Atlantic City Electric
0.450% due 10/01/2015	3,500	3,500
Bacardi USA, Inc.
0.450% due 10/21/2015	1,350	1,350
0.480% due 10/14/2015	1,500	1,500
CommonWealth Edison
0.480% due 10/21/2015	10,000	9,998
0.480% due 10/22/2015	4,000	3,999
0.500% due 10/09/2015	7,200	7,199
0.500% due 10/13/2015	6,000	5,999
0.510% due 10/06/2015	1,700	1,700
0.520% due 10/13/2015	2,000	2,000
ENI Finance USA, Inc.
0.575% due 10/26/2015	2,500	2,500
Entergy Corp.
0.950% due 10/23/2015	4,000	3,999
Ford Motor Credit Co.
1.070% due 01/07/2016	10,000	9,984
1.100% due 11/02/2015	22,100	22,090
Hewlett-Packard Co.
0.600% due 10/01/2015	2,500	2,500
0.670% due 10/02/2015	2,500	2,500
0.670% due 10/06/2015	1,000	1,000
0.710% due 10/07/2015	4,000	4,000
Hitachi Capital America Corp.
0.400% due 10/14/2015	4,000	4,000
0.400% due 10/16/2015	3,000	3,000
0.440% due 10/13/2015	10,625	10,624
0.510% due 10/02/2015	500	500
Hyundai Capital America
0.500% due 10/22/2015	6,000	5,999
0.510% due 10/05/2015	2,000	2,000
Marriott International
0.460% due 10/15/2015	1,800	1,800
0.510% due 10/13/2015	4,000	4,000
Medtronic, Inc.
0.440% due 10/28/2015	15,000	14,997
NRW Bank
0.205% due 10/01/2015	205,000	204,999
Plains All American Pipeline LP
0.450% due 10/02/2015	3,700	3,700
Tesco Treasury Services PLC
2.250% due 10/09/2015	3,400	3,398
Thermo Fisher Scientific, Inc.
0.670% due 10/15/2015	11,000	10,998
Virginia Electric & Power Co.
0.410% due 10/14/2015	8,000	7,999
Volvo Group Treasury N.A.
0.500% due 10/02/2015	4,500	4,500
0.500% due 10/19/2015	3,500	3,499

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.510% due 10/06/2015	$6,000	$6,000
0.530% due 10/16/2015	2,000	2,000
WPP CP LLC
0.540% due 10/01/2015	3,500	3,500
0.540% due 10/14/2015	10,800	10,799

		398,019

REPURCHASE AGREEMENTS (a) 7.3%
		203,269

SHORT-TERM NOTES 0.9%
Federal Home Loan Bank
0.250% due 01/12/2016	3,500	3,501
Freddie Mac
0.147% due 01/05/2016	20,000	19,994

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyundai Auto Receivables Trust
0.330% due 04/15/2016	$2,046	$2,046

		25,541

Total Short-Term Instruments (Cost $689,092)		689,129

Total Investments in Securities (Cost $2,755,737)		2,754,377

Total Investments 98.4% (Cost $2,755,737)		$2,754,377

Other Assets and Liabilities, net 1.6%		43,532

Net Assets 100.0%		$2,797,909

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
COM	0.280%	09/30/2015	10/01/2015	$100,000	U.S. Treasury Bills 0.000% due 09/15/2016	$(102,697)	$100,000	$100,001
DEU	0.200%	09/30/2015	10/01/2015	2,900	U.S. Treasury Notes 1.500% due 05/31/2020	(2,966)	2,900	2,900
IND	0.220%	09/30/2015	10/01/2015	39,600	U.S. Treasury Notes 1.500% due 05/31/2020	(40,425)	39,600	39,600
MSC	0.270%	09/30/2015	10/01/2015	15,200	U.S. Treasury Bonds 3.750% due 11/15/2043	(15,529)	15,200	15,200
RDR	0.270%	09/30/2015	10/01/2015	10,300	U.S. Treasury Notes 2.625% due 08/15/2020	(10,517)	10,300	10,300
SAL	0.280%	09/30/2015	10/01/2015	11,100	U.S. Treasury Notes 2.750% due 02/15/2024	(11,351)	11,100	11,100
SCX	0.250%	09/03/2015	10/05/2015	22,500	U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(22,850)	22,500	22,505
SSB	0.000%	09/30/2015	10/01/2015	1,669	U.S. Treasury Notes 0.625% due 02/15/2017	(1,704)	1,669	1,669

Total Repurchase Agreements						$(208,039)	$203,269	$203,275

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
COM	$100,001	$0	$0	$100,001	$(102,697)	$(2,696)
DEU	2,900	0	0	2,900	(2,966)	(66)
IND	39,600	0	0	39,600	(40,425)	(825)
MSC	15,200	0	0	15,200	(15,529)	(329)
RDR	10,300	0	0	10,300	(10,517)	(217)
SAL	11,100	0	0	11,100	(11,351)	(251)
SCX	22,505	0	0	22,505	(22,850)	(345)
SSB	1,669	0	0	1,669	(1,704)	(35)

Total Borrowings and Other Financing Transactions	$203,275	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	161

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,031,011	$0	$1,031,011
Industrials	0	169,408	0	169,408
Utilities	0	148,634	0	148,634
Municipal Bonds & Notes
California	0	2,167	0	2,167
U.S. Government Agencies	0	576,942	0	576,942
U.S. Treasury Obligations	0	30,073	0	30,073

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Asset-Backed Securities	$0	$33,161	$0	$33,161
Sovereign Issues	0	73,852	0	73,852
Short-Term Instruments
Certificates of Deposit	0	62,300	0	62,300
Commercial Paper	0	398,019	0	398,019
Repurchase Agreements	0	203,269	0	203,269
Short-Term Notes	0	25,541	0	25,541

Total Investments	$0	$2,754,377	$0	$2,754,377

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO U.S. Government Sector Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 185.7%

CORPORATE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	$225	$238

Total Corporate Bonds & Notes (Cost $226)		238

MUNICIPAL BONDS & NOTES 0.1%

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,475	1,475

Total Municipal Bonds & Notes (Cost $1,475)		1,475

U.S. GOVERNMENT AGENCIES 21.8%
Fannie Mae
0.268% due 12/25/2036	682	681
0.314% due 03/25/2034	683	683
0.324% due 03/25/2036	444	426
0.414% due 07/25/2032	574	561
0.434% due 06/25/2033	259	251
0.454% due 06/25/2032	1	1
0.519% due 03/25/2032	401	382
0.534% due 11/25/2032	2	2
0.544% due 05/25/2042	292	292
0.644% due 08/25/2021 - 03/25/2022	19	19
0.794% due 08/25/2022	7	7
0.894% due 04/25/2022	13	13
1.094% due 04/25/2032	242	248
1.125% due 04/27/2017	100,000	100,846
1.383% due 02/01/2041 - 10/01/2044	5,608	5,754
1.583% due 11/01/2030	1	1
1.860% due 03/01/2035	822	857
1.909% due 11/01/2020	7	7
1.970% due 02/01/2026	7	7
2.054% due 11/01/2035	267	281
2.060% due 09/01/2033	2	2
2.083% due 06/01/2021	411	427
2.125% due 12/01/2032	5	5
2.166% due 11/01/2035	433	455
2.205% due 01/01/2036	3,335	3,554
2.250% due 09/01/2022 - 10/01/2032	22	23
2.265% due 12/01/2035	79	83
2.270% due 09/01/2028	6	6
2.282% due 07/01/2018	42	43
2.332% due 05/01/2025	7	7
2.344% due 12/01/2022	20	21
2.359% due 08/01/2036	267	284
2.376% due 06/01/2032	1	1
2.395% due 12/01/2029	27	27
2.400% due 12/01/2031	4	5
2.409% due 09/01/2031	36	38
2.500% due 05/01/2022	7	7
2.525% due 05/01/2032	1	1
2.562% due 12/01/2029	2	2
2.669% due 03/01/2018	4	4
2.722% due 10/01/2025	25	25
2.750% due 09/01/2017 - 01/01/2018	7	8
3.625% due 06/01/2025	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.847% due 08/01/2028	$10	$10
4.000% due 05/01/2030 - 12/01/2041	4,203	4,517
4.500% due 04/01/2028 - 11/01/2029	790	857
4.690% due 09/01/2026	130	133
6.000% due 06/01/2037	101	114
Freddie Mac
0.434% due 07/25/2031	328	316
0.707% due 06/15/2030 - 12/15/2032	102	102
0.757% due 06/15/2031	49	49
0.907% due 02/15/2027	8	8
1.000% due 03/08/2017	27,700	27,882
1.383% due 10/25/2044 - 02/25/2045	3,799	3,934
1.583% due 07/25/2044	1,867	1,917
1.770% due 08/01/2019	16	17
2.042% due 02/01/2024	24	25
2.209% due 03/01/2035	297	307
2.249% due 07/01/2020	32	33
2.330% due 02/01/2018	8	8
2.354% due 12/01/2031	1	1
2.355% due 02/01/2032	8	8
2.390% due 04/01/2027	3	3
2.409% due 02/01/2035	1,546	1,650
2.435% due 06/01/2035	3,525	3,749
2.438% due 02/01/2032	3	3
2.450% due 03/01/2025	1	1
2.458% due 05/01/2032	6	7
2.481% due 08/01/2031	2	2
2.595% due 01/01/2032	14	15
2.616% due 07/01/2029	11	11
2.962% due 08/01/2020	7	7
3.790% due 02/01/2025	6	6
4.500% due 06/15/2035 - 09/15/2035	4,682	5,010
5.000% due 01/15/2034	6,970	7,699
5.400% due 03/17/2021	500	509
5.500% due 08/15/2030 - 10/01/2039	366	405
6.500% due 10/25/2043	839	982
Ginnie Mae
1.625% due 10/20/2023 - 08/20/2026	459	479
1.750% due 04/20/2023 - 04/20/2032	1,262	1,304
2.000% due 10/20/2024 - 05/20/2030	224	230
5.000% due 05/20/2034	28,124	31,108
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	103,323
5.500% due 09/18/2023	61,330	75,373
Residual Funding Corp. Strips
0.000% due 01/15/2030 (a)	18,000	11,719
Small Business Administration
0.875% due 05/25/2021	160	160
1.000% due 03/25/2025 - 07/25/2025	123	124
1.100% due 01/25/2019	161	161
4.500% due 03/01/2023	236	253
4.760% due 09/01/2025	7,996	8,596
4.770% due 04/01/2024	1,896	2,033
4.930% due 01/01/2024	1,305	1,417
5.240% due 08/01/2023	788	866
7.060% due 11/01/2019	126	136
7.220% due 11/01/2020	146	157

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Department of Housing and Urban Development
5.190% due 08/01/2016	$750	$752

Total U.S. Government Agencies (Cost $370,455)		414,841

U.S. TREASURY OBLIGATIONS 154.6%
U.S. Treasury Bonds
2.000% due 08/15/2025 (c)	95,400	94,955
2.250% due 11/15/2024 (e)	96,600	98,461
2.375% due 08/15/2024	36,000	37,097
2.500% due 05/15/2024 (g)	11,230	11,704
2.750% due 08/15/2042	129,200	126,117
2.875% due 08/15/2045 (c)	83,400	83,426
3.000% due 05/15/2042 (c)	149,000	152,981
3.000% due 11/15/2044	139,500	142,588
3.125% due 02/15/2042 (c)	259,900	273,741
4.375% due 05/15/2040	50,000	64,229
4.500% due 08/15/2039	105,000	137,091
5.500% due 08/15/2028 (e)	14,745	20,113
8.000% due 11/15/2021 (e)	44,700	61,382
U.S. Treasury Notes
0.625% due 09/30/2017 (c)	859,000	858,687
1.875% due 09/30/2017 (e)(g)	20,191	20,681
2.000% due 07/31/2022 (c)	333,000	338,810
2.125% due 09/30/2021 (c)	411,700	423,751

Total U.S. Treasury Obligations (Cost $2,989,006)		2,945,814

MORTGAGE-BACKED SECURITIES 8.4%
Bear Stearns Adjustable Rate Mortgage Trust
2.459% due 04/25/2033	90	90
2.511% due 04/25/2033	169	170
2.578% due 04/25/2033	10	10
2.595% due 02/25/2033	54	51
2.752% due 01/25/2034	428	429
2.761% due 11/25/2034	1,563	1,547
Bear Stearns ALT-A Trust
0.354% due 02/25/2034	2,520	2,313
2.709% due 11/25/2036	27,895	20,284
2.784% due 11/25/2036	19,829	15,247
CBA Commercial Small Balance Commercial Mortgage
0.474% due 12/25/2036	995	884
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.444% due 08/25/2035	728	672
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035	1,354	1,343
Countrywide Alternative Loan Trust
0.354% due 02/25/2047	870	730
0.374% due 05/25/2047	5,427	4,610
0.394% due 05/25/2036	80	67
0.396% due 02/20/2047 ^	8,079	6,010
0.404% due 05/25/2035	1,117	931
0.426% due 03/20/2046	6,278	5,002
0.474% due 12/25/2035	375	330
1.199% due 02/25/2036	487	442
5.500% due 03/25/2036 ^	2,290	1,960
Countrywide Home Loan Mortgage Pass-Through Trust
0.424% due 05/25/2035	1,753	1,492
0.484% due 04/25/2035	349	292
0.524% due 02/25/2035	1,081	1,005
0.534% due 02/25/2035	667	587
2.423% due 04/25/2035	675	564
2.557% due 09/20/2036 ^	6,846	6,145
Credit Suisse First Boston Mortgage Securities Corp.
2.312% due 06/25/2032	17	14

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	163

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Downey Savings & Loan Association Mortgage Loan Trust
0.476% due 08/19/2045	$858	$771
First Republic Bank Mortgage Pass-Through Certificates
0.674% due 06/25/2030	310	310
First Republic Mortgage Loan Trust
0.707% due 11/15/2030	320	288
GreenPoint Mortgage Funding Trust
0.634% due 06/25/2045	822	729
GSR Mortgage Loan Trust
2.587% due 04/25/2036	7,007	6,347
HarborView Mortgage Loan Trust
0.346% due 03/19/2037	2,015	1,726
0.436% due 05/19/2035	2,382	1,987
0.956% due 02/19/2034	157	156
Impac CMB Trust
1.194% due 07/25/2033	80	77
IndyMac Mortgage Loan Trust
0.514% due 02/25/2035	3,346	3,117
JPMorgan Mortgage Trust
2.686% due 07/25/2035	1,444	1,447
2.756% due 02/25/2036 ^	1,727	1,570
MASTR Adjustable Rate Mortgages Trust
2.511% due 05/25/2034	309	301
MASTR Asset Securitization Trust
5.500% due 09/25/2033	101	105
Merrill Lynch Mortgage Investors Trust
2.034% due 12/25/2032	125	124
Prime Mortgage Trust
5.000% due 02/25/2019	17	18
Residential Accredit Loans, Inc. Trust
0.494% due 08/25/2035	1,698	1,318
0.594% due 03/25/2033	356	353
1.559% due 09/25/2045	694	576
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	668	754
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	41	42
Sequoia Mortgage Trust
0.566% due 07/20/2033	1,487	1,409
0.686% due 07/20/2033	1,046	934
0.916% due 10/19/2026	735	720
Structured Adjustable Rate Mortgage Loan Trust
1.597% due 01/25/2035	605	485
Structured Asset Mortgage Investments Trust
0.414% due 05/25/2036	23,573	17,779
0.796% due 07/19/2034	258	257
0.916% due 03/19/2034	463	449
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^	102	102
WaMu Mortgage Pass-Through Certificates Trust
0.454% due 11/25/2045	1,871	1,765
0.464% due 12/25/2045	1,040	1,007
0.929% due 01/25/2047	1,496	1,364
0.993% due 12/25/2046	3,122	2,864
1.179% due 06/25/2046	4,278	4,012
1.199% due 02/25/2046	3,163	2,924
1.399% due 11/25/2042	557	525
2.159% due 05/25/2046	618	529
2.159% due 07/25/2046	7,127	6,449
2.159% due 08/25/2046	17,719	15,980

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.159% due 09/25/2046	$3,021	$2,772
2.159% due 10/25/2046	1,382	1,282
2.159% due 12/25/2046	1,427	1,322
2.433% due 03/25/2034	184	185
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041	64	62
Washington Mutual Mortgage Pass-Through Certificates Trust
2.166% due 02/25/2033	17	16
2.225% due 02/25/2033	2	2
2.245% due 05/25/2033	47	47
Wells Fargo Mortgage-Backed Securities Trust
2.541% due 11/25/2033	55	56

Total Mortgage-Backed Securities (Cost $191,988)		160,635

ASSET-BACKED SECURITIES 0.6%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.274% due 05/25/2037	32	22
0.727% due 06/15/2031	273	267
0.747% due 11/15/2031	27	26
Bear Stearns Asset-Backed Securities Trust
0.304% due 11/25/2036	2,717	2,705
0.854% due 10/25/2032	52	49
Carrington Mortgage Loan Trust
0.514% due 10/25/2035	24	24
CIT Group Home Equity Loan Trust
0.734% due 06/25/2033	252	237
Citigroup Global Markets Mortgage Securities, Inc.
1.544% due 01/25/2032	127	117
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,105	698
Countrywide Asset-Backed Certificates
0.374% due 09/25/2036	598	591
0.384% due 06/25/2036	528	519
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032	97	90
Credit-Based Asset Servicing and Securitization LLC
0.264% due 01/25/2037 ^	1,263	575
GE-WMC Mortgage Securities Trust
0.234% due 08/25/2036	98	59
GSAMP Trust
0.264% due 12/25/2036	642	350
0.374% due 11/25/2035	208	33
Home Equity Asset Trust
1.114% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.244% due 10/25/2036	173	96
IXIS Real Estate Capital Trust
0.254% due 05/25/2037	41	14
JPMorgan Mortgage Acquisition Trust
0.254% due 03/25/2047	44	44
0.274% due 08/25/2036	47	24
L.A. Arena Funding LLC
7.656% due 12/15/2026	42	47
Lehman ABS Mortgage Loan Trust
0.284% due 06/25/2037	744	488
Long Beach Mortgage Loan Trust
0.754% due 10/25/2034	1,548	1,456

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Asset-Backed Securities Trust
0.244% due 11/25/2036	$120	$57
Merrill Lynch Mortgage Investors Trust
0.314% due 02/25/2037	400	193
Mid-State Trust
7.340% due 07/01/2035	130	140
Morgan Stanley ABS Capital, Inc. Trust
0.254% due 05/25/2037	454	290
Morgan Stanley IXIS Real Estate Capital Trust
0.244% due 11/25/2036	46	22
Morgan Stanley Mortgage Loan Trust
0.264% due 01/25/2047 ^	136	135
New Century Home Equity Loan Trust
0.374% due 05/25/2036	980	732
Renaissance Home Equity Loan Trust
0.894% due 08/25/2032	2	2
Securitized Asset-Backed Receivables LLC Trust
0.254% due 12/25/2036 ^	1,912	756
0.274% due 11/25/2036 ^	758	274
Soundview Home Loan Trust
0.254% due 11/25/2036	645	256
0.274% due 06/25/2037	385	234
Structured Asset Securities Corp. Mortgage Loan Trust
0.294% due 01/25/2037	44	44

Total Asset-Backed Securities (Cost $16,539)		11,667

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%
		2,971

Total Short-Term Instruments (Cost $2,971)		2,971

Total Investments in Securities (Cost $3,572,660)		3,537,641

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,078	149

Total Short-Term Instruments (Cost $150)		149

Total Investments in Affiliates (Cost $150)		149

Total Investments 185.7% (Cost $3,572,810)		$3,537,790

Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $220)		592

Other Assets and Liabilities, net (85.7%)		(1,633,061)

Net Assets 100.0%		$1,905,321

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero Coupon Bond

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$2,971	U.S. Treasury Notes 1.875% due 06/30/2020	$(3,032)	$2,971	$2,971

Total Repurchase Agreements						$(3,032)	$2,971	$2,971

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
GRE	0.480%	09/24/2015	10/06/2015	$	(11,992)	$(11,993)
	1.050%	09/30/2015	10/02/2015		(179,448)	(179,453)
IND	0.280%	09/30/2015	10/14/2015		(180,450)	(180,451)
	0.340%	08/28/2015	11/09/2015		(128,125)	(128,166)
JPS	0.290%	09/23/2015	10/07/2015		(82,566)	(82,571)
SCX	0.370%	08/25/2015	10/26/2015		(305,843)	(305,959)
	0.390%	09/10/2015	10/13/2015		(27,471)	(27,477)
	0.400%	09/10/2015	10/13/2015		(50,737)	(50,749)
	0.410%	09/11/2015	10/13/2015		(63,859)	(63,874)
	0.430%	09/30/2015	10/07/2015		(501,250)	(501,256)
SGY	0.050%	09/23/2015	10/05/2015		(32,332)	(32,333)
	0.050%	10/01/2015	10/05/2015		(12,557)	(12,557)

Total Reverse Repurchase Agreements						$(1,576,839)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.080%	09/21/2015	10/05/2015	$(81,833)	$(81,852)
	0.650%	09/24/2015	10/01/2015	(14,150)	(14,152)

Total Sale-Buyback Transactions					$(96,004)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $1,076,933 at a weighted average interest rate of 0.201%.
(3)	Payable for sale-buyback transactions includes $17 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2045	$ 12,000	$(12,735)	$(12,804)
Fannie Mae	4.000%	11/01/2045	5,000	(5,323)	(5,323)
Fannie Mae	4.500%	10/01/2045	3,000	(3,248)	(3,253)

Total Short Sales				$(21,306)	$(21,380)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	165

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(c)	Securities with an aggregate market value of $1,640,288 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
GRE	$0	$(191,446)	$0	$(191,446)	$190,941	$(505)
IND	0	(308,617)	0	(308,617)	306,685	(1,932)
JPS	0	(82,571)	0	(82,571)	81,928	(643)
SCX	0	(949,315)	0	(949,315)	945,145	(4,170)
SGY	0	(44,890)	0	(44,890)	12,340	(32,550)
SSB	2,971	0	0	2,971	(3,032)	(61)

Master Securities Forward Transaction Agreement
GSC	0	0	(96,004)	(96,004)	95,743	(261)

Total Borrowings and Other Financing Transactions	$2,971	$(1,576,839)	$(96,004)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(1,436,116)	$(128,166)	$0	$(1,564,282)

Total	$0	$(1,436,116)	$(128,166)	$0	$(1,564,282)

Sale-Buyback Transactions
U.S. Treasury Obligations	(14,152)	(81,852)	0	0	(96,004)

Total	$(14,152)	$(81,852)	$0	$0	$(96,004)

Total Borrowings	$(14,152)	$(1,517,968)	$(128,166)	$0	$(1,660,286)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(1,660,286)

(5)	Unsettled reverse repurchase agreements liability of $(12,557) is outstanding at period end.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.750	11/20/2015	681	$6	$5
Put - CBOT U.S. Treasury 10-Year Note December Futures	106.500	11/20/2015	849	7	13
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2015	200	2	3
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.000	11/20/2015	462	4	7
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	6,850	59	101
Put - CBOT U.S. Treasury 10-Year Note December Futures	110.000	11/20/2015	1,588	13	23
Put - CBOT U.S. Treasury 10-Year Note December Futures	111.500	11/20/2015	4,300	72	63
Put - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/20/2015	100	2	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	112.500	11/20/2015	2,500	42	36
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/20/2015	1,400	12	21
Put - CBOT U.S. Treasury 30-Year Bond December Futures	106.000	11/20/2015	72	1	1

				$220	$274

Total Purchased Options				$220	$274

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	6,165	$(8,693)	$231	$0
90-Day Eurodollar June Futures	Short	06/2016	1,735	(1,790)	65	0
90-Day Eurodollar March Futures	Short	03/2017	4,395	(6,675)	165	0
90-Day Eurodollar September Futures	Short	09/2016	6,099	(7,781)	229	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	681	481	0	(21)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	13,759	16,296	0	(1,075)
U.S. Treasury 30-Year Bond December Futures	Long	12/2015	1,472	(3,072)	0	(828)

Total Futures Contracts				$(11,234)	$690	$(1,924)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	$750,600	$(3,733)	$(3,743)	$125	$0
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	1,997,000	(25,289)	(15,771)	592	0
Receive	3-Month USD-LIBOR	2.300%	09/03/2025	300,000	(8,281)	(7,020)	287	0
Pay	3-Month USD-LIBOR	2.350%	10/02/2025	40,200	(1,220)	(958)	0	(1,220)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	556,200	(23,323)	(46,162)	1,768	0

					$(61,846)	$(73,654)	$2,772	$(1,220)

Total Swap Agreements					$(61,846)	$(73,654)	$2,772	$(1,220)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(e)	Securities with an aggregate market value of $96,987 and cash of $4,323 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$274	$690	$2,772	$3,736	$0	$(1,924)	$(1,220)	$(3,144)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC Fannie Mae 4.000% due 11/01/2045	$	122.000	11/05/2015	$12,000	$0	$0

Total Purchased Options						$0	$0

WRITTEN OPTIONS:

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount	Premiums
Balance at Beginning of Period	$362,000	$(2,522)
Sales	1,280,400	(6,224)
Closing Buys	(366,600)	2,660
Expirations	(935,600)	4,565
Exercised	(340,200)	1,521

Balance at End of Period	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	167

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $1,043 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
DUB	$0	$0	$0	$0	$0	$0	$0	$0	$0	$303	$303

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$274	$274
Futures	0	0	0	0	690	690
Swap Agreements	0	0	0	0	2,772	2,772

	$0	$0	$0	$0	$3,736	$3,736

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,924	$1,924
Swap Agreements	0	0	0	0	1,220	1,220

	$0	$0	$0	$0	$3,144	$3,144

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(156)	$(156)
Futures	0	0	0	0	755	755
Swap Agreements	0	0	0	0	8,939	8,939

	$0	$0	$0	$0	$9,538	$9,538

Over the counter
Written Options	$0	$0	$0	$0	$6,942	$6,942

	$0	$0	$0	$0	$16,480	$16,480

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$55	$55
Futures	0	0	0	0	(17,481)	(17,481)
Swap Agreements	0	0	0	0	(70,742)	(70,742)

	$0	$0	$0	$0	$(88,168)	$(88,168)

Over the counter
Written Options	$0	$0	$0	$0	$(228)	$(228)

	$0	$0	$0	$0	$(88,396)	$(88,396)

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$238	$0	$238
Municipal Bonds & Notes
Iowa	0	1,475	0	1,475
U.S. Government Agencies	0	414,841	0	414,841
U.S. Treasury Obligations	0	2,945,814	0	2,945,814
Mortgage-Backed Securities	0	160,635	0	160,635
Asset-Backed Securities	0	11,667	0	11,667
Short-Term Instruments
Repurchase Agreements	0	2,971	0	2,971
	$0	$3,537,641	$0	$3,537,641

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	149	0	0	149

Total Investments	$149	$3,537,641	$0	$3,537,790

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,380)	$0	$(21,380)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$690	$3,046	$0	$3,736

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1,924)	$(1,220)	$0	$(3,144)

Totals	$(1,085)	$3,518,087	$0	$3,517,002

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	169

Consolidated Schedule of Investments PIMCO International Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 65.3%

CANADA 6.1%

SOVEREIGN ISSUES 6.1%
Canada Housing Trust
2.750% due 12/15/2015	CAD	100	$75
Hydro-Quebec
2.000% due 06/30/2016		$4,500	4,551
Province of Ontario
3.150% due 12/15/2017		25,000	26,130
Province of Quebec
5.000% due 12/01/2041	CAD	8,000	7,657
6.250% due 06/01/2032		10,000	10,515

Total Canada (Cost $48,549)			48,928

NORWAY 0.9%

SOVEREIGN ISSUES 0.9%
Kommunalbanken A/S
1.750% due 10/05/2015		$7,500	7,500

Total Norway (Cost $7,501)			7,500

UNITED STATES 11.3%

ASSET-BACKED SECURITIES 2.7%
AFC Home Equity Loan Trust
0.904% due 12/22/2027		$3	3
Amortizing Residential Collateral Trust
0.774% due 07/25/2032		58	54
0.894% due 10/25/2031		375	342
Argent Securities Trust
0.284% due 07/25/2036		1,638	693
Asset-Backed Funding Certificates Trust
0.894% due 06/25/2034		603	566
Asset-Backed Securities Corp. Home Equity Loan Trust
0.274% due 05/25/2037		64	43
Bear Stearns Asset-Backed Securities Trust
0.684% due 06/25/2036		762	750
0.854% due 10/25/2032		170	163
BNC Mortgage Loan Trust
0.294% due 05/25/2037		271	261
Carrington Mortgage Loan Trust
0.514% due 10/25/2035		17	17
CIT Group Home Equity Loan Trust
0.734% due 06/25/2033		30	28
Countrywide Asset-Backed Certificates
0.294% due 07/25/2037 ^		1,182	1,229
0.384% due 06/25/2036		1,584	1,557
0.934% due 05/25/2032		152	145
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032		149	138
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036		52	28
0.264% due 01/25/2037 ^		377	172
Equity One Mortgage Pass-Through Trust
0.494% due 04/25/2034		518	436
Home Equity Asset Trust
0.794% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.244% due 10/25/2036		40	22
Lehman XS Trust
0.344% due 04/25/2037 ^		115	87
Long Beach Mortgage Loan Trust
0.754% due 10/25/2034		28	26
Merrill Lynch Mortgage Investors Trust
0.274% due 09/25/2037		43	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley ABS Capital, Inc. Trust
0.254% due 05/25/2037	$126	$81
0.294% due 11/25/2036	9,942	6,104
SLM Student Loan Trust
1.795% due 04/25/2023	8,972	9,003
Soundview Home Loan Trust
0.254% due 11/25/2036	323	128
Structured Asset Securities Corp. Mortgage Loan Trust
1.699% due 04/25/2035	17	16
Washington Mutual Asset-Backed Certificates Trust
0.254% due 10/25/2036	36	18

		22,127

CORPORATE BONDS & NOTES 1.9%
Computer Sciences Corp.
6.500% due 03/15/2018	4,600	5,072
Mohawk Industries, Inc.
6.125% due 01/15/2016	4,667	4,730
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	5,000	5,548

		15,350

MORTGAGE-BACKED SECURITIES 4.3%
American Home Mortgage Investment Trust
2.314% due 10/25/2034	13	13
Bear Stearns ALT-A Trust
2.399% due 01/25/2036 ^	1,706	1,399
2.555% due 08/25/2036 ^	56	41
Citigroup Mortgage Loan Trust, Inc.
2.708% due 08/25/2035	102	101
Countrywide Alternative Loan Trust
0.354% due 02/25/2047	227	190
0.396% due 02/20/2047 ^	9,230	6,866
0.426% due 03/20/2046	792	631
0.454% due 12/25/2035	95	86
0.474% due 12/25/2035	375	330
0.474% due 02/25/2037	262	211
0.494% due 08/25/2035	849	732
0.494% due 12/25/2035	1,548	1,277
0.544% due 09/25/2035	2,801	2,449
Countrywide Home Loan Mortgage Pass-Through Trust
0.424% due 05/25/2035	276	235
0.484% due 03/25/2035 ^	1,080	882
0.484% due 04/25/2035	14	12
0.514% due 03/25/2035	6,748	5,193
0.524% due 02/25/2035	20	19
0.794% due 03/25/2035	55	50
0.954% due 09/25/2034	21	19
2.691% due 08/25/2034 ^	60	52
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	28	28
Deutsche ALT-B Securities, Inc.
0.294% due 10/25/2036 ^	6	4
Downey Savings & Loan Association Mortgage Loan Trust
0.426% due 03/19/2045	1,009	913
0.476% due 08/19/2045	390	351
0.546% due 09/19/2045	2,749	2,027
GreenPoint Mortgage Funding Trust
0.654% due 06/25/2045	2,524	2,219
HarborView Mortgage Loan Trust
0.456% due 06/19/2035	688	599
0.456% due 01/19/2036	208	142
0.456% due 03/19/2036	2,506	1,827
0.466% due 01/19/2036	3,341	2,284
0.526% due 11/19/2035	473	398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.546% due 09/19/2035	$37	$29
0.556% due 06/20/2035	97	92
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.433% due 10/25/2035	50	47
Residential Accredit Loans, Inc. Trust
0.404% due 04/25/2046	197	103
Sequoia Mortgage Trust
0.566% due 07/20/2033	1,286	1,218
0.916% due 10/19/2026	16	16
1.275% due 10/20/2034	539	520
Structured Asset Mortgage Investments Trust
0.796% due 07/19/2034	8	8
Thornburg Mortgage Securities Trust
0.734% due 03/25/2044	198	178
WaMu Mortgage Pass-Through Certificates Trust
0.484% due 10/25/2045	48	45
0.504% due 01/25/2045	27	26
0.514% due 01/25/2045	28	27
0.514% due 07/25/2045	28	27
0.993% due 12/25/2046	234	215
1.399% due 11/25/2042	4	4
1.583% due 08/25/2042	18	17
1.893% due 02/27/2034	14	13
2.159% due 10/25/2046	64	60
2.159% due 11/25/2046	575	521
Wells Fargo Mortgage-Backed Securities Trust
2.696% due 04/25/2036	23	23
2.722% due 09/25/2034	194	199

		34,968

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
0.314% due 03/25/2034	18	18
0.344% due 08/25/2034	10	10
0.544% due 09/25/2042	54	54
0.594% due 06/25/2029	4	4
2.004% due 12/01/2034	15	16
2.552% due 11/01/2034	52	56
2.633% due 12/01/2030	3	3
6.000% due 07/25/2044	30	34
7.000% due 09/25/2023	21	24
8.800% due 01/25/2019	25	26
Freddie Mac
0.344% due 09/25/2035	2,692	2,697
0.437% due 02/15/2019	846	846
0.474% due 09/25/2031	37	36
0.657% due 12/15/2031	2	2
1.383% due 10/25/2044 - 02/25/2045	181	187
1.583% due 07/25/2044	37	38
2.460% due 10/01/2036	84	89
6.500% due 07/15/2028	443	508
Ginnie Mae
1.625% due 08/20/2022 - 09/20/2026	207	214
1.750% due 03/20/2022 - 05/20/2026	129	134
2.000% due 09/20/2024 - 06/20/2030	864	894
6.000% due 08/20/2034	767	881
Small Business Administration
4.625% due 02/01/2025	39	42
5.090% due 10/01/2025	22	24

		6,837

170	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (d)	$12,300	$12,289

Total United States (Cost $103,187)		91,571

SHORT-TERM INSTRUMENTS 47.0%

REPURCHASE AGREEMENTS (b) 40.1%
		324,396

U.S. TREASURY BILLS 6.9%
0.153% due 01/07/2016 - 02/18/2016 (a)(d)(f)	56,116	56,113

Total Short-Term Instruments (Cost $380,483)		380,509

Total Investments in Securities (Cost $539,720)		528,508

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 34.1%

SHORT-TERM INSTRUMENTS 34.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 34.1%
PIMCO Short-Term Floating NAV Portfolio III	27,819,366	$275,829

Total Short-Term Instruments (Cost $275,901)		275,829

Total Investments in Affiliates (Cost $275,901)		275,829

Total Investments 99.4% (Cost $815,621)		$804,337

Financial Derivative Instruments (c)(e) 0.4% (Cost or Premiums, net $899)		2,888

Other Assets and Liabilities, net 0.2%		2,235

Net Assets 100.0%		$809,460

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO International Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.280%†	09/30/2015	10/01/2015	$600	U.S. Treasury Bonds 3.750% due 11/15/2043	$(621)	$600	$600
BPG	0.250%†	09/30/2015	10/01/2015	600	Fannie Mae 3.500% due 07/01/2045	(624)	600	600
DEU	0.250%	09/30/2015	10/01/2015	3,100	U.S. Treasury Notes 2.000% due 09/30/2020	(3,170)	3,100	3,100
FAR	0.350%	09/30/2015	10/01/2015	169,400	Freddie Mac 3.500% due 03/01/2042	(72,206)	169,400	169,402
					U.S. Treasury Notes 1.500% due 10/31/2019	(101,426)
JPS	0.280%	09/30/2015	10/01/2015	88,800	U.S. Treasury Notes 0.625% due 09/30/2017	(90,721)	88,800	88,801
MSC	0.270%	09/30/2015	10/01/2015	7,600	U.S. Treasury Bonds 3.750% due 11/15/2043	(7,765)	7,600	7,600
NOM	0.270%†	09/30/2015	10/01/2015	600	U.S. Treasury Notes 1.750% due 09/30/2022	(614)	600	600
RDR	0.270%	09/30/2015	10/01/2015	38,400	U.S. Treasury Notes 2.625% due 08/15/2020	(39,209)	38,400	38,400
SAL	0.280%	09/30/2015	10/01/2015	11,100	U.S. Treasury Notes 2.750% due 02/15/2024	(11,351)	11,100	11,100
SSB	0.000%	09/30/2015	10/01/2015	596	U.S. Treasury Notes 0.625% due 02/15/2017	(612)	596	596
TDM	0.280%†	09/30/2015	10/01/2015	3,600	U.S. Treasury Bonds 4.500% due 08/15/2039	(3,698)	3,600	3,600

Total Repurchase Agreements						$(332,017)	$324,396	$324,399

(1)	Includes accrued interest.

As of September 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $3,133 at a weighted average interest rate of (0.288%).

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	171

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
PIMCO International Portfolio
Global/Master Repurchase Agreement
DEU	$3,100	$0	$0	$3,100	$(3,170)	$(70)
FAR	169,402	0	0	169,402	(173,632)	(4,230)
JPS	88,801	0	0	88,801	(90,721)	(1,920)
MSC	7,600	0	0	7,600	(7,765)	(165)
RDR	38,400	0	0	38,400	(39,209)	(809)
SAL	11,100	0	0	11,100	(11,351)	(251)
SSB	596	0	0	596	(612)	(16)

PIMCO International Portfolio Subsidiary LLC (Subsidiary)
Global/Master Repurchase Agreement
BOS	600	0	0	600	(621)	(21)
BPG	600	0	0	600	(624)	(24)
NOM	600	0	0	600	(614)	(14)
TDM	3,600	0	0	3,600	(3,698)	(98)

Total Borrowings and Other Financing Transactions	$324,399	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	Short	12/2015	966	$1,118	$201	$(137)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	1,867	7,106	1,065	0
Euro-Schatz December Futures	Long	12/2015	2,467	301	0	(28)
Put Options Strike @ EUR 110.800 on Euro-Schatz 10-Year Bond November Futures	Long	11/2015	517	0	0	0
Put Options Strike @ EUR 110.900 on Euro-Schatz 10-Year Bond November Futures	Long	11/2015	1,950	0	0	0

Total Futures Contracts				$8,525	$1,266	$(165)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	EUR	264,900	$1,535	$(712)	$0	$(939)
Pay	6-Month EUR-EURIBOR	1.300%	09/15/2045		3,900	(250)	158	19	0
Receive	6-Month GBP-LIBOR	1.500%	03/16/2018	GBP	627,100	(7,665)	(3,595)	0	(217)

						$(6,380)	$(4,149)	$19	$(1,156)

Total Swap Agreements						$(6,380)	$(4,149)	$19	$(1,156)

172	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(d)	Securities with an aggregate market value of $23,868 and cash of $4,369 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared (2)	$0	$1,266	$19	$1,285	$0	$(165)	$(1,365)	$(1,530)

(1)	Unsettled variation margin liability of $(209) for closed swap agreements is outstanding at period end.
(2)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015	$		12,376		GBP	8,138	$0	$(66)
	11/2015		GBP	7,529	$		11,445	57	0

CBK	10/2015		AUD	413			292	2	0
	10/2015		GBP	4,414			6,966	288	0
	10/2015	$		34,876		EUR	30,763	0	(502)
	11/2015		EUR	44,365	$		49,623	26	0
	11/2015		GBP	2,248			3,422	22	0
	11/2015		JPY	4,243,104			35,355	0	(28)

FBF	10/2015			26,697,161			222,097	0	(445)
	10/2015	$		32,149		JPY	3,861,800	42	0

GLM	10/2015		EUR	144,182	$		162,892	1,783	0
	10/2015		JPY	15,753,400			130,956	0	(360)
	10/2015	$		224,966		EUR	199,750	0	(1,765)
	10/2015			2,793		GBP	1,801	0	(68)
	10/2015			88,620		JPY	10,682,200	424	0
	11/2015		EUR	205,035	$		230,155	938	0
	11/2015		SEK	88,200			10,103	0	(445)
	11/2015	$		1,018		GBP	670	0	(4)

HUS	10/2015		CHF	336	$		349	4	0
	10/2015	$		215,624		JPY	25,864,261	0	(25)
	11/2015		AUD	37,278	$		25,845	0	(276)
	11/2015		JPY	25,864,262			215,715	32	0

JPM	10/2015		EUR	39,328			45,269	1,324	0
	10/2015		JPY	4,859,291			40,233	0	(273)
	10/2015	$		19,717		CAD	26,260	0	(40)
	10/2015			170,081		EUR	150,194	0	(2,254)
	11/2015		CAD	24,552	$		18,419	25	0
	11/2015		CHF	25,536			26,195	0	(34)
	11/2015	$		5,807		EUR	5,197	2	0
	11/2015			3,979		JPY	477,465	3	0

MSB	10/2015		JPY	26,697,161	$		222,095	0	(446)
	10/2015	$		244,189		JPY	29,355,648	513	0
	11/2015		JPY	26,266,548	$		218,796	0	(242)
	11/2015	$		18,237		JPY	2,186,711	0	(2)

NAB	10/2015		EUR	197,198	$		225,102	4,754	0

SCX	10/2015		CAD	27,725			20,945	169	0
	10/2015		GBP	5,525			8,579	221	0
	10/2015	$		1,107		CAD	1,465	0	(9)

UAG	10/2015			475		SEK	4,020	5	0
	11/2015		CAD	1,243	$		932	1	0
	11/2015	$		24,937		JPY	2,998,400	66	0

Total Forward Foreign Currency Contracts								$10,701	$(7,284)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	173

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC USD versus JPY	JPY	94.050	10/12/2015	$	300,000	$30	$0
	Put - OTC USD versus JPY		95.050	10/12/2015		300,000	30	0

MSB	Call - OTC EUR versus USD	$	1.350	12/08/2015	EUR	150,000	17	1

							$77	$1

Total Purchased Options							$77	$1

WRITTEN OPTIONS:

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount	Premiums
Balance at Beginning of Period	$0	$0
Sales	0	0
Closing Buys	(21,100)	141
Expirations	0	0
Exercised	(21,100)	(141)

Balance at End of Period	$0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Computer Sciences Corp.	(1.160%	)	03/20/2018	0.419%	$ 4,600	$(70)	$(16)	$0	$(86)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.490%	)	06/20/2018	0.367%	5,000	566	(720)	0	(154)

UAG	Mohawk Industries, Inc.	(1.550%	)	03/20/2016	0.076%	6,000	326	(371)	0	(45)

							$822	$(1,107)	$0	$(285)

Total Swap Agreements							$822	$(1,107)	$0	$(285)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $2,436 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
PIMCO International Portfolio
BOA	$57	$0	$0	$57	$(66)	$0	$(240)	$(306)	$(249)	$291	$42
CBK	338	0	0	338	(530)	0	0	(530)	(192)	310	118
FBF	42	0	0	42	(445)	0	0	(445)	(403)	541	138
GLM	3,145	0	0	3,145	(2,642)	0	0	(2,642)	503	0	503
HUS	36	0	0	36	(301)	0	0	(301)	(265)	261	(4)
JPM	1,354	0	0	1,354	(2,601)	0	0	(2,601)	(1,247)	682	(565)
MSB	513	1	0	514	(690)	0	0	(690)	(176)	351	175

174	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
NAB	$4,754	$0	$0	$4,754	$0	$0	$0	$0	$4,754	$(4,070)	$684
SCX	390	0	0	390	(9)	0	0	(9)	381	(320)	61
UAG	72	0	0	72	0	0	(45)	(45)	27	0	27

Total Over the Counter	$10,701	$1	$0	$10,702	$(7,284)	$0	$(285)	$(7,569)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,266	$1,266
Swap Agreements	0	0	0	0	19	19

	$0	$0	$0	$0	$1,285	$1,285

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,701	$0	$10,701
Purchased Options	0	0	0	1	0	1

	$0	$0	$0	$10,702	$0	$10,702

	$0	$0	$0	$10,702	$1,285	$11,987

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$165	$165
Swap Agreements	0	0	0	0	1,365	1,365

	$0	$0	$0	$0	$1,530	$1,530

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,284	$0	$7,284
Swap Agreements	0	285	0	0	0	285

	$0	$285	$0	$7,284	$0	$7,569

	$0	$285	$0	$7,284	$1,530	$9,099

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(12,232)	$(12,232)
Swap Agreements	0	0	0	0	(14,651)	(14,651)

	$0	$0	$0	$0	$(26,883)	$(26,883)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19,148)	$0	$(19,148)
Purchased Options	0	0	0	(292)	0	(292)
Written Options	0	0	0	141	0	141
Swap Agreements	0	(127)	0	0	0	(127)

	$0	$(127)	$0	$(19,299)	$0	$(19,426)

	$0	$(127)	$0	$(19,299)	$(26,883)	$(46,309)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	175

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

September 30, 2015 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,890	$7,890
Swap Agreements	0	0	0	0	(834)	(834)

	$0	$0	$0	$0	$7,056	$7,056

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12,967)	$0	$(12,967)
Purchased Options	0	0	0	58	0	58
Written Options	0	0	0	(80)	0	(80)
Swap Agreements	0	98	0	0	0	98

	$0	$98	$0	$(12,989)	$0	$(12,891)

	$0	$98	$0	$(12,989)	$7,056	$(5,835)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$48,928	$0	$48,928
Norway
Sovereign Issues	0	7,500	0	7,500
United States
Asset-Backed Securities	0	22,127	0	22,127
Corporate Bonds & Notes	0	15,350	0	15,350
Mortgage-Backed Securities	0	34,968	0	34,968
U.S. Government Agencies	0	6,837	0	6,837
U.S. Treasury Obligations	0	12,289	0	12,289
Short-Term Instruments
Repurchase Agreements	0	324,396	0	324,396
U.S. Treasury Bills	0	56,113	0	56,113
	$0	$528,508	$0	$528,508

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$275,829	$0	$0	$275,829

Total Investments	$275,829	$528,508	$0	$804,337

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,266	19	0	1,285
Over the counter	0	10,702	0	10,702
	$1,266	$10,721	$0	$11,987

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(165)	(1,156)	0	(1,321)
Over the counter	0	(7,569)	0	(7,569)
	$(165)	$(8,725)	$0	$(8,890)

Totals	$276,930	$530,504	$0	$807,434

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

176	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.4%

CORPORATE BONDS & NOTES 43.0%

BANKING & FINANCE 31.9%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		$3,645	$3,711
ABN AMRO Bank NV
1.375% due 01/22/2016		7,600	7,617
Aegon NV
4.625% due 12/01/2015		958	964
American Express Centurion Bank
0.764% due 11/13/2015		84,140	84,168
0.875% due 11/13/2015		300	300
American Express Credit Corp.
0.804% due 07/29/2016		31,025	31,060
2.800% due 09/19/2016		2,610	2,656
American Honda Finance Corp.
0.456% due 07/14/2017		1,150	1,148
0.707% due 05/26/2016		4,650	4,658
0.784% due 10/07/2016		1,000	1,003
2.125% due 02/28/2017		700	711
2.600% due 09/20/2016		4,550	4,634
American International Group, Inc.
5.050% due 10/01/2015		57,261	57,261
Asian Development Bank
0.216% due 05/13/2016		97,000	97,002
2.500% due 03/15/2016		50,000	50,473
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015		13,775	13,775
Banco de Sabadell S.A.
3.500% due 01/19/2016	EUR	57,000	64,335
Bank Nederlandse Gemeenten NV
0.335% due 11/30/2015		$200,600	200,572
0.457% due 07/18/2016		19,446	19,470
0.625% due 07/18/2016		2,075	2,077
Bank of America Corp.
1.250% due 01/11/2016		51,190	51,270
1.500% due 10/09/2015		20,325	20,327
3.625% due 03/17/2016		800	811
3.750% due 07/12/2016		9,000	9,181
Bank of America N.A.
0.617% due 06/15/2016		250	249
0.731% due 05/08/2017		24,375	24,305
0.779% due 11/14/2016		800	799
0.782% due 06/05/2017		58,250	58,125
Bank of Montreal
2.625% due 01/25/2017		42,235	42,500
Bank of Nova Scotia
0.950% due 03/15/2016		1,500	1,503
1.650% due 10/29/2015		434,856	435,218
2.150% due 08/03/2016		26,350	26,645
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.782% due 02/26/2016		35,760	35,779
0.943% due 09/09/2016		10,050	10,061
Banque Federative du Credit Mutuel S.A.
1.144% due 10/28/2016		4,500	4,520
BBVA Bancomer S.A.
4.500% due 03/10/2016		8,950	9,062
Bear Stearns Cos. LLC
5.300% due 10/30/2015		11,400	11,437
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		16,197	16,222
BPCE S.A.
1.545% due 04/25/2016		38,037	38,205
Caisse Centrale Desjardins
0.574% due 10/29/2015		8,475	8,475
2.550% due 03/24/2017		41,310	41,724

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Canadian Imperial Bank of Commerce
2.750% due 01/27/2016		$229,150	$230,766
Citigroup, Inc.
0.603% due 06/09/2016		4,400	4,379
0.872% due 03/10/2017		3,300	3,296
1.001% due 11/15/2016		900	901
1.116% due 04/01/2016		17,100	17,122
1.255% due 07/25/2016		136,500	136,927
3.953% due 06/15/2016		3,000	3,066
4.450% due 01/10/2017		800	832
5.500% due 11/18/2015	GBP	8,600	13,085
Commonwealth Bank of Australia
0.750% due 01/15/2016		$3,000	3,000
Credit Agricole S.A.
0.881% due 06/12/2017		33,100	33,089
0.909% due 06/02/2017		14,200	14,178
1.175% due 10/03/2016		5,200	5,217
Credit Suisse
0.633% due 03/11/2016		104,400	104,371
Dexia Credit Local S.A.
0.572% due 01/21/2016		210,200	210,225
0.589% due 01/17/2016		153,600	153,628
0.614% due 11/13/2015		80,500	80,503
0.691% due 11/07/2016		10,200	10,214
DNB Boligkreditt A/S
2.100% due 10/14/2016		347,261	347,440
2.900% due 03/29/2017		140,365	141,819
Erste Abwicklungsanstalt
0.432% due 02/11/2016		47,400	47,409
0.532% due 06/07/2016		19,400	19,418
0.594% due 01/29/2016		33,800	33,832
European Investment Bank
0.625% due 04/15/2016		25,041	25,070
FMS Wertmanagement AoeR
0.304% due 01/28/2016		39,000	39,002
0.366% due 09/27/2016		24,600	24,604
Ford Motor Credit Co. LLC
0.761% due 11/08/2016		6,545	6,507
1.069% due 01/17/2017		36,445	36,117
1.500% due 01/17/2017		27,024	26,939
1.561% due 05/09/2016		25,345	25,429
1.700% due 05/09/2016		24,090	24,162
2.500% due 01/15/2016		26,570	26,697
3.984% due 06/15/2016		19,637	19,989
4.207% due 04/15/2016		19,858	20,173
General Electric Capital Corp.
0.563% due 01/09/2017		6,000	6,003
0.884% due 01/08/2016		14,500	14,516
1.000% due 01/08/2016		6,900	6,912
2.250% due 11/09/2015		32,590	32,650
5.000% due 01/08/2016		600	607
General Motors Financial Co., Inc.
2.750% due 05/15/2016		91,176	91,731
Goldman Sachs Group, Inc.
0.769% due 03/22/2016		5,500	5,499
0.958% due 06/04/2017		247,750	247,568
1.600% due 11/23/2015		8,670	8,682
3.625% due 02/07/2016		29,100	29,380
Harley-Davidson Financial Services, Inc.
3.875% due 03/15/2016		3,350	3,395
HSBC Finance Corp.
0.754% due 06/01/2016		19,930	19,897
5.500% due 01/19/2016		23,777	24,098
HSBC USA, Inc.
0.784% due 03/03/2017		76,600	76,415
ING Bank NV
0.665% due 01/04/2016		121,150	121,117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Inter-American Development Bank
0.215% due 10/23/2015	$25,300	$25,300
0.244% due 02/11/2016	86,100	86,105
0.326% due 12/12/2016	23,000	23,018
IPIC GMTN Ltd.
3.125% due 11/15/2015	400	402
Jackson National Life Global Funding
1.250% due 02/21/2017	1,100	1,099
John Deere Capital Corp.
0.750% due 01/22/2016	7,975	7,983
JPMorgan Chase & Co.
0.774% due 11/18/2016	4,600	4,599
0.841% due 02/15/2017	96,950	96,907
0.949% due 10/15/2015	51,549	51,556
0.952% due 02/26/2016 (d)	202,315	202,522
1.100% due 10/15/2015	14,300	14,303
2.600% due 01/15/2016	38,200	38,406
3.150% due 07/05/2016	300	305
3.450% due 03/01/2016	700	708
JPMorgan Chase Bank N.A.
0.666% due 06/13/2016	11,100	11,078
0.749% due 06/02/2017	34,600	34,535
KEB Hana Bank
1.375% due 02/05/2016	1,000	1,001
4.000% due 11/03/2016	1,000	1,028
4.500% due 10/30/2015	1,500	1,502
4.875% due 01/14/2016	1,000	1,011
KFW
0.436% due 10/13/2016	2,100	2,104
0.500% due 07/15/2016	11,200	11,208
5.125% due 03/14/2016	4,000	4,088
Kookmin Bank
1.375% due 01/15/2016	27,644	27,670
Landwirtschaftliche Rentenbank
2.500% due 02/15/2016	700	706
Lloyds Bank PLC
4.875% due 01/21/2016	28,200	28,554
Macquarie Bank Ltd.
0.832% due 02/26/2017	58,500	58,516
1.117% due 03/24/2017	84,550	84,760
1.650% due 03/24/2017	20,165	20,232
2.000% due 08/15/2016	7,800	7,857
Metropolitan Life Global Funding
0.663% due 04/10/2017	1,200	1,200
0.819% due 07/15/2016	18,255	18,308
Morgan Stanley
3.450% due 11/02/2015	700	702
3.800% due 04/29/2016	5,100	5,184
5.375% due 10/15/2015	200	200
MUFG Union Bank N.A.
1.076% due 09/26/2016	22,675	22,710
1.500% due 09/26/2016	6,082	6,108
5.950% due 05/11/2016	3,068	3,159
National Bank of Canada
2.200% due 10/19/2016	10,850	11,005
National Rural Utilities Cooperative Finance Corp.
0.629% due 11/23/2016	750	751
Nederlandse Waterschapsbank NV
0.399% due 11/04/2015	9,000	8,999
0.500% due 03/04/2016	9,500	9,502
0.750% due 03/29/2016	40,405	40,468
New York Life Global Funding
0.432% due 09/06/2016	5,700	5,703
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015	339,110	339,160
Nordea Bank AB
0.774% due 05/13/2016	1,520	1,523

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	177

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2015	DKK	170,000	$25,459
NRW Bank
0.359% due 02/22/2016		$5,400	5,401
0.484% due 07/08/2016		12,600	12,617
Nykredit Realkredit A/S
1.000% due 07/01/2016	DKK	560,000	84,559
2.000% due 10/01/2015		1,064,300	159,390
Oesterreichische Kontrollbank AG
0.665% due 07/25/2016		$4,500	4,513
1.750% due 10/05/2015		15,000	15,000
4.875% due 02/16/2016		3,000	3,049
PACCAR Financial Corp.
0.522% due 06/06/2017		1,650	1,648
PNC Bank N.A.
1.125% due 01/27/2017		5,375	5,379
1.150% due 11/01/2016		13,130	13,141
1.300% due 10/03/2016		10,090	10,118
Pricoa Global Funding
0.471% due 05/16/2016		21,800	21,790
1.150% due 11/25/2016		2,000	2,005
QNB Finance Ltd.
3.125% due 11/16/2015		52,658	52,816
Rabobank Group
0.624% due 04/28/2017		49,375	49,368
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	431,500	64,993
Royal Bank of Canada
0.625% due 12/05/2016		$37,000	37,003
2.625% due 12/15/2015		3,800	3,817
Standard Chartered PLC
3.200% due 05/12/2016		92,132	93,350
Sumitomo Mitsui Banking Corp.
0.713% due 01/10/2017		21,785	21,772
1.450% due 07/19/2016		19,000	19,074
Svensk Exportkredit AB
0.444% due 04/29/2016		350,000	350,374
Swedbank Hypotek AB
2.125% due 08/31/2016 (d)		2,250	2,275
2.950% due 03/28/2016		71,598	72,353
Toyota Motor Credit Corp.
0.611% due 05/17/2016		83,965	84,054
2.800% due 01/11/2016		12,500	12,580
UBS AG
0.750% due 03/24/2017		13,045	13,063
0.826% due 09/26/2016		6,500	6,510
0.884% due 06/01/2017		68,925	68,903
Wachovia Corp.
0.607% due 06/15/2017		1,200	1,197
Wells Fargo & Co.
1.250% due 07/20/2016		4,500	4,520
3.676% due 06/15/2016		1,000	1,021
Wells Fargo Bank N.A.
0.416% due 03/20/2019		10,500	10,498
Woori Bank
4.500% due 10/07/2015		2,894	2,895

			6,732,139

INDUSTRIALS 5.8%
AbbVie, Inc.
1.061% due 11/06/2015		16,100	16,105
1.200% due 11/06/2015		217,588	217,685
Amgen, Inc.
0.709% due 05/22/2017		4,250	4,239
1.250% due 05/22/2017		4,900	4,892

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anheuser-Busch InBev Finance, Inc.
0.800% due 01/15/2016	$3,050	$3,053
BAT International Finance PLC
1.125% due 03/29/2016	400	400
Becton Dickinson and Co.
0.787% due 06/15/2016	82,450	82,432
Canadian Natural Resources Ltd.
0.702% due 03/30/2016	4,055	4,047
Cisco Systems, Inc.
0.614% due 03/03/2017	7,000	7,002
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	6,725	6,766
Cox Communications, Inc.
5.500% due 10/01/2015	2,419	2,419
7.250% due 11/15/2015	1,400	1,410
Daimler Finance North America LLC
0.682% due 03/10/2017	11,700	11,611
0.980% due 08/01/2016	18,735	18,731
1.450% due 08/01/2016	34,207	34,225
2.625% due 09/15/2016	4,000	4,042
3.000% due 03/28/2016	9,920	10,018
Devon Energy Corp.
0.787% due 12/15/2015	101,525	101,434
Diageo Finance BV
5.300% due 10/28/2015	700	702
Eaton Corp.
0.950% due 11/02/2015	800	800
eBay, Inc.
1.625% due 10/15/2015	9,053	9,056
ERAC USA Finance LLC
5.900% due 11/15/2015	7,000	7,039
Express Scripts Holding Co.
3.125% due 05/15/2016	4,570	4,623
General Electric Co.
0.850% due 10/09/2015	18,000	18,001
General Mills, Inc.
0.594% due 01/29/2016	2,400	2,399
GlaxoSmithKline Capital, Inc.
0.700% due 03/18/2016	31,755	31,802
Glencore Finance Canada Ltd.
2.050% due 10/23/2015	2,250	2,248
Heineken NV
0.800% due 10/01/2015	13,717	13,717
Hewlett-Packard Co.
2.650% due 06/01/2016	250	254
Johnson & Johnson
0.395% due 11/28/2016	115,400	115,443
Kimberly-Clark Corp.
0.441% due 05/15/2016	4,680	4,681
Kinder Morgan, Inc.
8.250% due 02/15/2016	2,675	2,741
Korea National Oil Corp.
2.875% due 11/09/2015	7,954	7,972
Kroger Co.
3.900% due 10/01/2015	17,865	17,865
McKesson Corp.
0.950% due 12/04/2015	8,802	8,805
NBCUniversal Enterprise, Inc.
0.826% due 04/15/2016	37,660	37,706
NBCUniversal Media LLC
2.875% due 04/01/2016	1,200	1,213
Nissan Motor Acceptance Corp.
0.884% due 03/03/2017	800	798
1.000% due 03/15/2016	7,550	7,550
1.026% due 09/26/2016	19,475	19,481
Norfolk Southern Corp.
5.750% due 01/15/2016	4,583	4,646

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Occidental Petroleum Corp.
2.500% due 02/01/2016	$4,500	$4,530
PepsiCo, Inc.
0.700% due 02/26/2016	4,500	4,505
Procter & Gamble Co.
4.850% due 12/15/2015	1,425	1,438
Reynolds American, Inc.
1.050% due 10/30/2015	200	200
Sanofi
2.625% due 03/29/2016	11,070	11,185
Sky Group Finance PLC
5.625% due 10/15/2015	6,350	6,358
Statoil ASA
1.800% due 11/23/2016	1,200	1,213
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	7,000	7,086
Thermo Fisher Scientific, Inc.
3.200% due 03/01/2016	7,035	7,101
Total Capital Canada Ltd.
0.669% due 01/15/2016	3,550	3,553
Tyco Electronics Group S.A.
0.494% due 01/29/2016	46,500	46,485
Viacom, Inc.
6.250% due 04/30/2016	684	704
Volkswagen Group of America Finance LLC
0.499% due 11/23/2015	37,300	37,183
0.609% due 11/22/2016	30,400	29,475
0.699% due 05/23/2017	1,100	1,050
1.250% due 05/23/2017	8,800	8,499
Volkswagen International Finance NV
0.654% due 11/18/2015	48,950	48,821
0.764% due 11/18/2016	84,750	82,371
1.125% due 11/18/2016	11,750	11,563
1.150% due 11/20/2015	46,818	46,771
2.375% due 03/22/2017	3,049	3,007
2.875% due 04/01/2016	990	990
Wal-Mart Stores, Inc.
2.800% due 04/15/2016	5,000	5,062
Walgreens Boots Alliance, Inc.
0.774% due 05/18/2016	3,300	3,298
Woolworths Ltd.
5.550% due 11/15/2015	1,900	1,909

		1,224,410

UTILITIES 5.3%
Alabama Power Co.
0.550% due 10/15/2015	12,750	12,750
AT&T, Inc.
0.699% due 02/12/2016	93,621	93,539
0.747% due 03/30/2017	37,000	36,861
2.950% due 05/15/2016	29,490	29,846
BellSouth Corp.
4.821% due 04/26/2021	5,430	5,541
BP Capital Markets PLC
0.700% due 11/06/2015	17,130	17,135
0.731% due 11/07/2016	59,322	59,443
3.125% due 10/01/2015	92,600	92,600
3.200% due 03/11/2016	16,477	16,671
Duke Energy Progress LLC
5.250% due 12/15/2015	1,435	1,448
Korea Electric Power Corp.
3.000% due 10/05/2015	9,675	9,675
LG&E and KU Energy LLC
2.125% due 11/15/2015	800	801
Orange S.A.
2.750% due 09/14/2016	3,050	3,099

178	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Shell International Finance BV
0.531% due 11/15/2016	$14,749	$14,753
Verizon Communications, Inc.
0.700% due 11/02/2015	83,185	83,201
1.867% due 09/15/2016	546,281	551,596
2.500% due 09/15/2016	89,694	90,948

		1,119,907

Total Corporate Bonds & Notes (Cost $9,099,637)		9,076,456

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.1%
Orange County, California Revenue Notes, Series 2015
0.680% due 02/01/2016	10,000	10,019

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Notes, Series 2012
5.000% due 12/01/2015	500	504

NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	23,845	23,845

Total Municipal Bonds & Notes (Cost $34,358)		34,368

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
1.625% due 10/26/2015	267,626	267,913
Federal Farm Credit Bank
0.200% due 02/23/2017	64,000	64,020
0.250% due 11/04/2015 - 07/03/2017	14,000	13,999
1.500% due 11/16/2015	760	761
1.750% due 12/01/2015	3,000	3,008
4.800% due 11/05/2015	150	151
Federal Farm Credit Banks
0.240% due 03/22/2017	2,000	1,999
Federal Home Loan Bank
0.200% due 10/27/2015 - 10/30/2015	139,400	139,411
0.230% due 12/18/2015 - 01/08/2016	238,900	238,937
0.500% due 11/20/2015	1,195	1,196
1.375% due 12/11/2015	5,300	5,313
Freddie Mac
0.450% due 11/24/2015	16,800	16,808
3.000% due 01/01/2043 - 05/01/2045	12,934	13,096

Total U.S. Government Agencies (Cost $766,418)		766,612

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (f)	1,900	1,898
U.S. Treasury Notes
0.375% due 10/31/2016	16,300	16,297
0.625% due 08/15/2016	350,150	351,005

Total U.S. Treasury Obligations (Cost $368,884)		369,200

ASSET-BACKED SECURITIES 0.8%
Ally Auto Receivables Trust
0.390% due 08/15/2016	5,491	5,490

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Express Credit Account Master Trust
0.497% due 01/15/2020		$7,000	$7,003
Bank of The West Auto Trust
0.380% due 06/15/2016		35,854	35,855
Ford Credit Auto Owner Trust
0.350% due 06/15/2016		47,367	47,367
GM Financial Automobile Leasing Trust
0.400% due 06/20/2016		23,263	23,263
Hyundai Auto Lease Securitization Trust
0.380% due 06/15/2016		25,768	25,769
Mercedes-Benz Auto Receivables Trust
0.390% due 08/15/2016		6,001	5,999
Porsche Innovative Lease Owner Trust
0.320% due 05/23/2016		14,537	14,537
Santander Drive Auto Receivables Trust
0.450% due 05/16/2016		473	473

Total Asset-Backed Securities (Cost $165,754)			165,756

SOVEREIGN ISSUES 6.4%
Austria Government International Bond
1.750% due 06/17/2016		21,155	21,350
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	1,232,050	300,348
0.000% due 04/01/2016 (b)		893,000	210,179
0.000% due 07/01/2016 (b)		480,750	109,034
Development Bank of Japan, Inc.
1.625% due 10/05/2016		$25,000	25,240
2.750% due 03/15/2016		7,000	7,070
Export-Import Bank of Korea
1.032% due 11/26/2016		2,000	2,011
1.250% due 11/20/2015		11,400	11,407
Finland Government International Bond
2.250% due 03/17/2016		75,000	75,670
Hydro-Quebec
2.000% due 06/30/2016		2,000	2,023
7.500% due 04/01/2016		36,598	37,771
Japan Bank for International Cooperation
2.250% due 07/13/2016		49,199	49,857
2.500% due 01/21/2016		48,700	49,007
5.250% due 03/23/2016		15,800	16,150
Kommunalbanken A/S
0.420% due 03/18/2016		178,638	178,650
0.500% due 03/29/2016		23,000	23,012
1.750% due 10/05/2015		200	200
2.375% due 01/19/2016		5,400	5,430
Kommunekredit
0.364% due 10/05/2015		20,000	20,000
Kommuninvest Sverige AB
0.314% due 10/01/2015		10,000	10,000
Korea Development Bank
0.920% due 01/22/2017		1,000	1,000
3.250% due 03/09/2016		800	808
Korea Housing Finance Corp.
4.125% due 12/15/2015		600	604
Municipality Finance PLC
0.347% due 01/19/2016		5,500	5,500
0.353% due 10/09/2015		18,000	18,000
Province of Ontario
1.000% due 07/22/2016		43,350	43,519
2.300% due 05/10/2016		50,575	51,127
4.750% due 01/19/2016		11,589	11,735
5.450% due 04/27/2016		200	205
Province of Quebec
9.000% due 04/01/2016		4,037	4,199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State of North Rhine-Westphalia
0.594% due 04/28/2017	$40,600	$40,711
0.620% due 05/03/2017	21,000	21,075

Total Sovereign Issues (Cost $1,608,873)		1,352,892

SHORT-TERM INSTRUMENTS 53.7%

CERTIFICATES OF DEPOSIT 1.2%
Bank of Nova Scotia
0.423% due 10/02/2015	170,100	170,100
Credit Suisse
0.669% due 01/28/2016	25,900	25,903
0.742% due 12/07/2015	39,000	39,000
Intesa Sanpaolo SpA
1.666% due 04/11/2016	14,200	14,224
Sumitomo Mitsui Banking Corp.
0.614% due 04/29/2016	4,200	4,200

		253,427

COMMERCIAL PAPER 4.5%
Amcor Ltd.
0.477% due 10/01/2015	1,650	1,650
0.477% due 10/09/2015	3,000	3,000
Atlantic City Electric
0.456% due 10/01/2015	12,500	12,500
Bacardi USA, Inc.
0.487% due 10/14/2015	10,500	10,499
CBS Corp.
0.456% due 10/13/2015	550	550
CommonWealth Edison
0.487% due 10/21/2015	33,500	33,495
0.487% due 10/22/2015	10,000	9,998
0.507% due 10/09/2015	42,300	42,297
0.517% due 10/06/2015	9,400	9,400
Duke Energy Corp.
0.467% due 10/19/2015	3,100	3,100
ENI Finance USA, Inc.
0.071% due 10/26/2015	15,400	15,399
0.578% due 10/06/2015	29,900	29,899
Entergy Corp.
0.914% due 10/13/2015	12,400	12,398
0.965% due 10/23/2015	15,000	14,996
Enterprise Products Operating LLC
0.456% due 10/23/2015	16,100	16,097
Ford Motor Credit Co.
0.864% due 10/27/2015	61,100	61,078
0.864% due 11/05/2015	21,000	20,990
1.089% due 01/07/2016	30,000	29,952
Hewlett-Packard Co.
0.608% due 10/01/2015	10,000	10,000
0.679% due 10/02/2015	13,000	13,000
0.679% due 10/06/2015	7,120	7,120
0.720% due 10/07/2015	23,600	23,599
Hitachi Capital America Corp.
0.406% due 10/14/2015	25,050	25,048
0.406% due 10/16/2015	20,000	19,998
0.406% due 10/19/2015	8,000	7,999
0.517% due 10/02/2015	10,000	10,000
Hyundai Capital America
0.507% due 10/16/2015	10,000	9,999
0.507% due 10/22/2015	17,000	16,997
0.517% due 10/05/2015	18,500	18,499
Marriott International
0.517% due 10/13/2015	14,000	13,999

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	179

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Medtronic, Inc.
0.446% due 10/26/2015	$95,000	$94,983
0.446% due 10/28/2015	6,400	6,399
Monsanto Co.
0.538% due 11/16/2015	7,650	7,647
NRW Bank
0.208% due 10/01/2015	155,100	155,099
Plains All American Pipeline LP
0.456% due 10/02/2015	15,000	15,000
Tesco Treasury Services PLC
2.286% due 10/09/2015	19,000	18,991
Thermo Fisher Scientific, Inc.
0.680% due 10/15/2015	76,400	76,386
Virginia Electric & Power Co.
0.416% due 10/14/2015	10,000	9,999
Volvo Group Treasury N.A.
0.507% due 10/02/2015	20,500	20,500
0.507% due 10/19/2015	15,000	14,998
0.538% due 10/16/2015	16,000	15,998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Williams Partners LP
0.487% due 10/01/2015		$7,500	$7,500
0.568% due 10/01/2015		1,100	1,100

			948,156

REPURCHASE AGREEMENTS (c) 23.0%
			4,844,012

SHORT-TERM NOTES 0.2%
Federal Home Loan Bank
0.125% due 11/18/2015		43,700	43,697
Hyundai Auto Receivables Trust
0.330% due 04/15/2016		3,239	3,239

			46,936

JAPAN TREASURY BILLS 24.8%
(0.006%) due 10/05/2015 - 11/30/2015 (a)	JPY	627,200,000	5,228,185

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
0.188% due 01/07/2016 - 02/04/2016 (a)(f)	$3,166	$3,166

Total Short-Term Instruments (Cost $11,197,883)		11,323,882

Total Investments in Securities (Cost $23,241,807)		23,089,166

Total Investments 109.4% (Cost $23,241,807)		$23,089,166

Financial Derivative Instruments (e) 0.9% (Cost or Premiums, net $0)		186,007

Other Assets and Liabilities, net (10.3%)		(2,175,490)

Net Assets 100.0%		$21,099,683

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Short-Term Floating NAV Portfolio III Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.240%	08/07/2014	08/07/2016	$944	Microsoft Corp. 0.875% due 11/15/2017	$(1,004)	$944	$947
	0.280%	05/21/2013	02/03/2017	319	Microsoft Corp. 0.875% due 11/15/2017	(301)	319	321
	0.280%	06/18/2015	08/12/2017	7,140	Citigroup Global Markets, Inc. 4.450% due 01/10/2017	(7,403)	7,140	7,145
BPG	0.150%	10/01/2015	10/02/2015	1,000,000	U.S. Treasury Inflation Protected Securities 0.125% - 1.375% due 04/15/2016 - 02/15/2045	(1,025,985)	1,000,000	1,000,000
	0.150%	10/02/2015	10/05/2015	1,000,000	U.S. Treasury Inflation Protected Securities 0.125% - 1.375% due 04/15/2016 - 02/15/2045	(1,026,228)	1,000,000	1,000,000
	0.250%	09/30/2015	10/01/2015	800	Fannie Mae 3.500% due 07/01/2045	(833)	800	800
BSN	0.270%	09/30/2015	10/01/2015	300,000	U.S. Treasury Notes 2.625% due 11/15/2020	(306,898)	300,000	300,002
COM	0.260%	06/30/2015	04/21/2017	14,340	Barclays, Inc. 3.750% due 12/11/2015	(15,397)	14,340	14,350
	0.260%	09/28/2015	04/21/2017	14,268	UBS Securities LLC 0.781% due 09/26/2016	(15,024)	14,268	14,268
	0.260%	07/24/2015	06/12/2017	32,036	Bank of America Corp. 4.000% - 7.625% due 06/01/2019 - 04/01/2024	(34,151)	32,036	32,052
	0.260%	07/27/2015	06/12/2017	39,012	Credit Suisse 1.700% due 09/26/2016	(20,080)	39,012	39,031
					JPMorgan Chase & Co. 2.200% due 09/26/2016	(10,103)
					UBS Securities LLC 5.875% due 09/26/2016	(10,908)
	0.280%	09/30/2015	10/01/2015	398,300	U.S. Treasury Bills 0.000% due 09/15/2016	(406,800)	398,300	398,303
FAR	0.270%	09/30/2015	10/01/2015	900	U.S. Treasury Notes 1.500% due 10/31/2019	(919)	900	900
	0.350%	09/30/2015	10/01/2015	424,500	Fannie Mae 3.000% due 09/01/2030	(437,691)	424,500	424,504
JPS	0.280%	09/30/2015	10/01/2015	800	U.S. Treasury Notes 3.000% due 08/31/2016	(817)	800	800
MBC	0.270%	09/30/2015	10/01/2015	3,600	U.S. Treasury Notes 1.750% due 03/31/2022	(3,727)	3,600	3,600
NOM	0.270%†	09/30/2015	10/01/2015	17,500	U.S. Treasury Notes 1.750% due 09/30/2022	(17,900)	17,500	17,500
SCX	0.250%	09/03/2015	10/05/2015	147,500	U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(149,795)	147,500	147,529
	0.270%	09/30/2015	10/01/2015	314,900	U.S. Treasury Bonds 3.625% due 08/15/2043	(57,821)	314,900	314,902
					U.S. Treasury Notes 1.375% - 3.000% due 08/31/2016 - 02/28/2022	(263,912)

180	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SGY	0.100%	10/05/2015	10/06/2015	$1,000,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019 - 01/15/2022	$(1,020,434)	$1,000,000	$1,000,000
	0.260%	08/03/2015	07/31/2017	122,208	Brazil Government International Bond 4.875% - 6.000% due 01/17/2017 - 10/22/2021	(124,820)	122,208	122,260
SSB	0.000%	09/30/2015	10/01/2015	4,945	U.S. Treasury Notes 4.875% due 08/15/2016	(5,047)	4,945	4,945

Total Repurchase Agreements						$(4,963,998)	$4,844,012	$4,844,159

(1)	Includes accrued interest.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac	3.000%	10/01/2045	$11,000	$(11,014)	$(11,122)

Total Short Sales				$(11,014)	$(11,122)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(d)	Securities with an aggregate market value of $3,514 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
PIMCO Short-Term Floating NAV Portfolio III
Global/Master Repurchase Agreement
BCY	$8,413	$0	$0	$8,413	$(8,708)	$(295)
BPG	2,000,800	0	0	2,000,800	(2,053,046)	(52,246)
BSN	300,002	0	0	300,002	(306,898)	(6,896)
COM	498,004	0	0	498,004	(508,950)	(10,946)
FAR	425,404	0	0	425,404	(438,609)	(13,205)
JPS	800	0	0	800	(817)	(17)
MBC	3,600	0	0	3,600	(3,727)	(127)
SCX	462,431	0	0	462,431	(471,528)	(9,097)
SGY	1,122,260	0	0	1,123,260	(1,145,254)	(21,994)
SOG	0	0	0	0	(7,806)	(7,806)
SSB	4,945	0	0	4,945	(5,047)	(102)

PIMCO Short-Term Floating NAV Portfolio III Subsidiary LLC (Subsidiary)
Global/Master Repurchase Agreement
NOM	17,500	0	0	17,500	(17,900)	(400)

Total Borrowings and Other Financing Transactions	$4,844,159	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	181

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
BOA	10/2015		$		17,183		EUR	15,815	$491	$0
	01/2016				39,338			31,424	0	(4,154)
	07/2016			DKK	5,920	$		883	0	(10)

BPS	10/2015			BRL	588,600			234,799	86,331	0
	10/2015			DKK	16,600			2,441	0	(45)
	10/2015	†		JPY	150,034,000			1,217,354	0	(33,334)
	10/2015		$		168,255		BRL	588,600	139	(19,926)
	11/2015	†		JPY	125,810,000	$		1,048,985	0	(485)
	01/2016			BRL	228,000			89,605	33,910	0
	01/2016		$		6,612		BRL	17,100	0	(2,435)
	07/2016			BRL	445,750	$		129,109	25,805	0

CBK	10/2015	†		JPY	281,195,000			2,279,969	0	(64,366)
	10/2015	†	$		195,550		JPY	23,442,616	0	(129)
	01/2016			DKK	2,810	$		423	1	0

FBF	10/2015			BRL	130,000			51,312	18,521	0
	10/2015	†		JPY	9,660,000			78,091	0	(2,448)
	10/2015		$		32,722		BRL	130,000	69	0

GLM	10/2015			EUR	15,819	$		17,914	235	0
	10/2015	†		JPY	37,000,000			302,245	0	(6,189)
	11/2015	†			23,486,100			188,611	0	(7,260)

HUS	10/2015			BRL	2,000			503	0	(1)
	10/2015			DKK	239,842			37,162	1,243	0
	10/2015	†		JPY	23,550,300			188,787	2	(7,563)
	10/2015		$		639		BRL	2,000	0	(135)
	01/2016			BRL	1,000	$		311	67	0
	01/2016			DKK	79,286			12,102	200	0

JPM	10/2015			BRL	640,600			161,242	0	(342)
	10/2015		$		203,764		BRL	640,600	0	(42,180)
	01/2016			BRL	662,550	$		204,984	43,137	0
	01/2016			EUR	89,527			120,477	20,237	0

MSB	10/2015			DKK	1,003,874			149,000	0	(1,340)
	10/2015		$		419		JPY	50,300	0	0
	11/2015			GBP	132	$		204	5	0
	11/2015			JPY	50,300			419	0	0
	01/2016			DKK	357,196			53,158	0	(462)
	01/2016		$		347		BRL	900	0	(127)
	04/2016			BRL	893,000	$		272,635	60,521	0
	07/2016			DKK	560,000			83,484	0	(982)

SCX	10/2015	†	$		360		JPY	43,472	2	0
	11/2015			GBP	8,911	$		13,824	347	0

SOG	10/2015			DKK	1,480			221	0	(1)

UAG	10/2015			BRL	252,000			101,164	37,600	0
	10/2015		$		63,430		BRL	252,000	134	0
	01/2016			BRL	358,500	$		138,508	50,935	0
	01/2016			DKK	4,091			603	0	(11)

Total Forward Foreign Currency Contracts									$379,932	$(193,925)

182	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $3,463 and cash of $124,040 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
PIMCO Short-Term Floating NAV Portfolio III
BOA	$491	$0	$0	$491	$(4,164)	$0	$0	$(4,164)	$(3,673)	$3,463	$(210)
BPS	146,185	0	0	146,185	(22,406)	0	0	(22,406)	123,779	(127,880)	(4,101)
CBK	1	0	0	1	0	0	0	0	1	0	1
FBF	18,590	0	0	18,590	0	0	0	0	18,590	(19,686)	(1,096)
GLM	235	0	0	235	0	0	0	0	235	(300)	(65)
HUS	1,510	0	0	1,510	(136)	0	0	(136)	1,374	(1,280)	94
JPM	63,374	0	0	63,374	(42,522)	0	0	(42,522)	20,852	(21,175)	(323)
MSB	60,526	0	0	60,526	(2,911)	0	0	(2,911)	57,615	(60,500)	(2,885)
SCX	347	0	0	347	0	0	0	0	347	(260)	87
SOG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
UAG	88,669	0	0	88,669	(11)	0	0	(11)	88,658	(91,114)	(2,456)

PIMCO Short-Term Floating NAV Portfolio III Subsidiary LLC (Subsidiary)
BPS	0	0	0	0	(33,819)	0	0	(33,819)	(33,819)	34,640	821
CBK	0	0	0	0	(64,495)	0	0	(64,495)	(64,495)	65,290	795
FBF	0	0	0	0	(2,448)	0	0	(2,448)	(2,448)	2,520	72
GLM	0	0	0	0	(13,449)	0	0	(13,449)	(13,449)	13,860	411
HUS	2	0	0	2	(7,563)	0	0	(7,563)	(7,561)	7,730	169
SCX	2	0	0	2	0	0	0	0	2	0	2

Total Over the Counter	$379,932	$0	$0	$379,932	$(193,925)	$0	$0	$(193,925)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$379,932	$0	$379,932

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$193,925	$0	$193,925

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$507,614	$0	$507,614

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(532,804)	$0	$(532,804)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	183

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,732,139	$0	$6,732,139
Industrials	0	1,224,410	0	1,224,410
Utilities	0	1,119,907	0	1,119,907
Municipal Bonds & Notes
California	0	10,019	0	10,019
District of Columbia	0	504	0	504
New York	0	23,845	0	23,845
U.S. Government Agencies	0	766,612	0	766,612
U.S. Treasury Obligations	0	369,200	0	369,200
Asset-Backed Securities	0	165,756	0	165,756
Sovereign Issues	0	1,352,892	0	1,352,892
Short-Term Instruments
Certificates of Deposit	0	253,427	0	253,427
Commercial Paper	0	948,156	0	948,156
Repurchase Agreements	0	4,844,012	0	4,844,012
Short-Term Notes	0	46,936	0	46,936

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Japan Treasury Bills	$0	$5,228,185	$0	$5,228,185
U.S. Treasury Bills	0	3,166	0	3,166

Total Investments	$0	$23,089,166	$0	$23,089,166

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(11,122)	$0	$(11,122)

Financial Derivative Instruments - Assets
Over the counter	$0	$379,932	$0	$379,932

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(193,925)	$0	$(193,925)

Totals	$0	$23,264,051	$0	$23,264,051

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

184	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Notes to Financial Statements

September 30, 2015 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the portfolios (each a “Portfolio” and collectively the “Portfolios”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolios.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments in the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Portfolio, except the PIMCO Short-Term Floating NAV Portfolio II and the PIMCO Short-Term Floating NAV Portfolio III, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the PIMCO Short-Term

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	185

Notes to Financial Statements (Cont.)

Floating NAV Portfolio II and the PIMCO Short-Term Floating NAV Portfolio III are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statements of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements or sale-buyback transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows, as applicable, have been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards

Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Portfolios have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Portfolio’s shares is based on the Portfolio’s Net Asset Value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio or class, less any liabilities, by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively

186	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2015 (Unaudited)

adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Portfolio’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	187

Notes to Financial Statements (Cont.)

that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of recalculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for

188	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2015 (Unaudited)

reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Adviser’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  Certain Portfolios may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio has sold a security on a

190	PRIVATE ACCOUNT PORTFOLIO SERIES

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delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds  Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio or Portfolios. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2015, there were no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Portfolios may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured

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Notes to Financial Statements (Cont.)

into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolios’ prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Securities  Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Portfolios may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the

192	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2015 (Unaudited)

full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Portfolios may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  Certain Portfolios may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolios. The tables below show the Portfolios’ transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Asset-Backed Securities Portfolio	$11	$0	$(11)	$0	$0	$0	$0	$0
PIMCO Developing Local Markets Portfolio**	16	0	(16)	0	0	0	0	0
PIMCO Emerging Markets Portfolio	16	0	(16)	0	0	0	0	0
PIMCO FX Strategy Portfolio**	2	0	(2)	0	0	0	0	0
PIMCO High Yield Portfolio	12	0	(12)	0	0	0	0	0
PIMCO Investment Grade Corporate Portfolio	14	0	(14)	0	0	0	0	0
PIMCO Mortgage Portfolio	15	0	(15)	0	0	0	0	0
PIMCO Municipal Sector Portfolio	14	0	(14)	0	0	0	0	0
PIMCO Real Return Portfolio	10	0	(10)	0	0	0	0	0
PIMCO Senior Floating Rate Portfolio	15	0	(15)	0	0	0	0	0
PIMCO Short-Term Portfolio	14	0	(14)	0	0	0	0	0
PIMCO U.S. Government Sector Portfolio	11	0	(11)	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.
**	Effective September 29, 2015, the Portfolio liquidated.

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Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Asset-Backed Securities Portfolio	$271,740	$427,831	$(357,000)	$97	$(167)	$342,501	$631	$0
PIMCO Developing Local Markets Portfolio*	6,838	5,210	(12,048)	(13)	13	0	12	0
PIMCO Emerging Markets Portfolio	123,317	483,867	(371,599)	12	(90)	235,507	368	0
PIMCO FX Strategy Portfolio*	5,809	3,910	(9,719)	1	(1)	0	12	0
PIMCO High Yield Portfolio	4,564	647,322	(477,900)	(42)	(35)	173,909	222	0
PIMCO Investment Grade Corporate Portfolio	25,198	408,523	(433,100)	11	(1)	631	23	0
PIMCO Long Duration Corporate Bond Portfolio	205,969	2,438,755	(2,641,599)	136	(19)	3,242	356	0
PIMCO Low Duration Portfolio	65,465	26,468	(1,700)	(3)	(18)	90,212	167	0
PIMCO Moderate Duration Portfolio	90,969	121,866	(117,700)	20	(53)	95,102	266	0
PIMCO Mortgage Portfolio	336,056	808,957	(808,800)	81	(152)	336,142	657	0
PIMCO Municipal Sector Portfolio	3,331	30,116	(30,199)	(2)	(2)	3,244	16	0
PIMCO Real Return Portfolio	123,393	171,021	(294,300)	27	(12)	129	21	0
PIMCO Senior Floating Rate Portfolio	4,203	16,112	(15,600)	0	(1)	4,714	12	0
PIMCO Short-Term Portfolio	167,307	320,778	(329,100)	18	(50)	158,953	378	0
PIMCO U.S. Government Sector Portfolio	126	68,914	(68,893)	2	0	149	14	0
PIMCO International Portfolio	326,005	217,588	(267,700)	(918)	854	275,829	589	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective September 29, 2015, the Portfolio liquidated.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Portfolios may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Portfolios may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and

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Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(e) Tender Option Bond Transactions  The Portfolios may leverage their assets through the use of tender option bond transactions. In a tender option bond (“TOB”) transaction, a Portfolio sells or causes the sale of, a fixed-rate municipal bond (“Fixed Rate Bond”) to a tender option bond trust (“TOB Trust”) that issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”). The Portfolio simultaneously, or within a short period of time, purchases the TOB Residual issued by the TOB Trust. The TOB Floater is sold to third-party investors. The cash received by the TOB Trust from the sale of the TOB Floater and TOB Residual, less transaction expenses, is paid to the Portfolio that sold the Fixed Rate Bond to the TOB Trust. The Portfolio may then invest this cash in additional securities, generating leverage for the Portfolio.

The TOB Residual held by a Portfolio provides the Portfolio with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed-Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. The TOB Trust may also be collapsed without the consent of a Portfolio, as the TOB Residual holder, upon the occurrence of certain termination events as defined in the TOB Trust agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB Trust to obtain renewal of the liquidity support agreement, a substantial decline in market value of the Fixed Rate Bond or a judgment or ruling that interest on the Fixed Rate Bond is subject to federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. Holders of TOB Floaters typically have the option to tender their TOB Floaters to the TOB Trust for redemption at par at each reset date. In such cases, a remarketing agent is engaged to remarket TOB Floaters so tendered.

The Portfolios account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floaters issued” in the Portfolios’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Portfolio on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Portfolios may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedules of Investments.

The interest rates payable on the TOB Residual purchased by a Portfolio bear an inverse relationship to the interest rate on the TOB Floater. The TOB Residual is created by dividing the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security and the TOB Residual, which is a long-term security. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation of the underlying Fixed Rate Bond’s value. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

Regulators recently finalized rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the

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“Volcker Rule”). These rules may preclude banking entities from: (i) sponsoring the trusts used to hold a Municipal Bond in the creation of TOBs; and (ii) continuing to service or maintain relationships with existing programs involving such trusts. The results of these rules are not certain, and there can be no assurance that appropriate restructuring of existing trusts will be possible or that the creation of new TOBs will continue. Because of TOB’s role in the Municipal Bond market, implementation of the Volcker Rule may adversely impact the Municipal Bond market. For example, as a result of the Volcker Rule’s implementation, the Municipal Bond market may experience reduced demand or liquidity and increased financing costs. In a transaction in which a Portfolio purchases a TOB from a trust, and the underlying Municipal Bond was held by the Portfolio prior to being deposited into the trust, the Portfolio treats the transaction as a secured borrowing for financial reporting purposes.

Municipal Sector Portfolio had average leverage outstanding from the use of tender option bond transactions during the period ended September 30, 2015 of (in thousands) $596 at a weighted average interest rate of 0.30%.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts  Certain Portfolios may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Portfolios may enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Portfolios may write or purchase options to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer

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of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Portfolios may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Portfolios may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Portfolios may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Portfolios may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Portfolios may write or purchase foreign currency options. Purchasing foreign currency options gives a Portfolio the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  Certain Portfolios may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Portfolios may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences

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between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gains or losses on the Statements of Operations.

For purposes of applying a Portfolio’s investment policies and restrictions, swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap (see below), however, in applying certain of a Portfolio’s investment policies and restrictions the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation, or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk

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where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against

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interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Portfolios may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolios may be subject to, please see the Important Information About the Portfolios.

Market Risks  A Portfolio’s investments in financial derivative instruments and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by a Portfolio’s management.

A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If a Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

Certain Portfolios may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Portfolio’s performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and

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therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of certain Portfolios could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for certain Portfolios to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If a Portfolio invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency-denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-

linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Portfolio’s clearing broker or the exchange or clearinghouse itself. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Portfolios through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Portfolio exceed a predetermined threshold, such counterparty shall advance collateral to the Portfolio in the form of cash or securities equal in value to the unpaid amount owed to the Portfolio. A Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	201

Notes to Financial Statements (Cont.)

transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”)

govern repurchase, reverse repurchase, and sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as

To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add

202	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2015 (Unaudited)

counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. BASIS FOR CONSOLIDATION

PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO ST Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO International Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund (amounts in thousands†).

	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III
	PIMCO International Portfolio Subsidiary, LLC	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC
Date of Incorporation	03/20/2014	03/20/2014
Subscription Agreement	03/20/2014	03/20/2014
Consolidated Portfolio Net Assets	$809,460	$21,099,683
Subsidiary % of Consolidated Net Assets	0.7%	24.8%
Subsidiary Financial Statement Information
Total assets	$5,564	$5,364,849
Total liabilities	0	122,858
Net assets	$5,564	$5,241,991
Total income	5	92
Net investment income (loss)	5	(42)
Net realized gain (loss)	0	14,897
Net change in unrealized appreciation (depreciation)	0	(1,242)
Increase (decrease) in net assets resulting from operations	$5	$13,613

†	A zero balance may reflect actual amounts rounding to less than one thousand.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Portfolio is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Portfolio’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	203

Notes to Financial Statements (Cont.)

The Investment Advisory and Supervisory and Administrative Fees are charged at an annual rate as noted in the following table:

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO Asset-Backed Securities Portfolio	0.02%		0.03%
PIMCO Emerging Markets Portfolio	0.02%		0.10%
PIMCO High Yield Portfolio	0.02%		0.03%
PIMCO Investment Grade Corporate Portfolio	0.02%		0.03%
PIMCO Long Duration Corporate Bond Portfolio	0.02%		0.03%
PIMCO Low Duration Portfolio	0.02%		0.03%
PIMCO Moderate Duration Portfolio	0.02%		0.03%
PIMCO Mortgage Portfolio	0.02%		0.03%
PIMCO Municipal Sector Portfolio	0.02%		0.03%
PIMCO Real Return Portfolio	0.02%		0.03%
PIMCO Senior Floating Rate Portfolio	0.02%		0.03%
PIMCO Short-Term Portfolio	0.02%		0.03%
PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%
PIMCO U.S. Government Sector Portfolio	0.02%		0.03%
PIMCO International Portfolio	0.02%		0.10%
PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.005% of the fee that each Investing Fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; and (vi) organizational expenses. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Portfolio and Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Expense Limitation  PIMCO has agreed to waive a portion of the PIMCO Low Duration and PIMCO Moderate Duration Portfolios’ Supervisory and Administrative Fees in each Portfolio’s first fiscal year, to the extent that the payment of each Portfolio’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.00049% (calculated as a percentage of each Portfolio’s average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2015, were as follows (amounts in thousands):

Portfolio Name	Recoverable Amounts
PIMCO Low Duration Portfolio	$10
PIMCO Moderate Duration Portfolio	7

(e) Distributor  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended

204	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2015 (Unaudited)

September 30, 2015, the Portfolios below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Portfolio Name	Purchases	Sales
PAPS Asset-Backed Securities Portfolio	$72,037	$0
PAPS Emerging Markets Portfolio	64,889	17,325
PAPS High Yield Portfolio	26,236	11,548
PAPS International Portfolio	31,975	0
PAPS Investment Grade Corporate Portfolio	18,235	95,087
PAPS Long Duration Corporate Bond Portfolio	331,828	772,753
PAPS Low Duration Portfolio	4,458	0
PAPS Moderate Duration Portfolio	4,286	1,334
PAPS Mortgage Portfolio	355	0
PAPS Real Return Portfolio	5,185	30,512
PAPS Senior Floating Rate Portfolio	2,611	10,106
PAPS Short-Term Floating NAV Portfolio II	705,519	192,579
PAPS Short-Term Floating NAV Portfolio III	3,811,798	474,148
PAPS Short-Term Portfolio	1,771	93,206

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$19,543	$30,657	$183,584	$84,974
PIMCO Emerging Markets Portfolio	0	0	181,295	76,249
PIMCO High Yield Portfolio	3,199	869	133,172	162,899
PIMCO Investment Grade Corporate Portfolio	717,318	311,915	479,061	780,041
PIMCO Long Duration Corporate Bond Portfolio	7,213,512	5,782,421	2,120,707	3,828,881
PIMCO Low Duration Portfolio	13,834	29,916	38,562	6,943
PIMCO Moderate Duration Portfolio	828,485	890,978	46,042	49,067
PIMCO Mortgage Portfolio	23,008,016	22,973,705	17,827	98,278
PIMCO Municipal Sector Portfolio	0	0	24,287	30,171
PIMCO Real Return Portfolio	1,186,490	1,004,476	181,600	149,343
PIMCO Senior Floating Rate Portfolio	0	0	12,087	5,767
PIMCO Short-Term Portfolio	0	0	35,885	228,282
PIMCO Short-Term Floating NAV Portfolio II	30,063	573,542	497,513	718,911
PIMCO U.S. Government Sector Portfolio	2,032,373	1,497,565	704	166
PIMCO International Portfolio	12,298	0	830,370	1,051,293
PIMCO Short-Term Floating NAV Portfolio III	3,320,740	5,440,650	2,864,422	3,126,530

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	205

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Asset-Backed Securities Portfolio				PIMCO Emerging Markets Portfolio (1)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	22,085	$273,854	99,486	$1,228,658	34,694	$338,720	30,724	$313,825
Issued as reinvestment of distributions	1,491	18,451	3,580	44,041	2,506	23,972	4,409	42,846
Cost of shares redeemed	(17,450)	(216,395)	(63,847)	(790,533)	(15,975)	(155,922)	(65,596)	(673,971)
Net increase (decrease) resulting from Portfolio share transactions	6,126	$75,910	39,219	$482,166	21,225	$206,770	(30,463)	$(317,300)

	PIMCO High Yield Portfolio (2)				PIMCO Investment Grade Corporate Portfolio (3)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	47,032	$353,197	22,070	$167,300	18,442	$186,035	49,017	$526,148
Issued as reinvestment of distributions	2,413	17,848	4,208	32,028	3,485	34,727	23,891	247,222
Cost of shares redeemed	(10,243)	(76,496)	(37,241)	(283,000)	(50,015)	(506,311)	(188,887)	(2,002,954)
Net increase (decrease) resulting from Portfolio share transactions	39,202	$294,549	(10,963)	$(83,672)	(28,088)	$(285,549)	(115,979)	$(1,229,584)

	PIMCO Long Duration Corporate Bond Portfolio (4)				PIMCO Low Duration Portfolio (5)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	120,213	$1,449,133	276,152	$3,408,975	614	$6,060	3,284	$32,355
Issued as reinvestment of distributions	19,879	232,387	99,205	1,216,175	102	1,000	409	4,030
Cost of shares redeemed	(259,415)	(3,109,329)	(523,373)	(6,535,376)	(224)	(2,215)	(4,100)	(40,637)
Net increase (decrease) resulting from Portfolio share transactions	(119,323)	$(1,427,809)	(148,016)	$(1,910,226)	492	$4,845	(407)	$(4,252)

	PIMCO Moderate Duration Portfolio (6)				PIMCO Mortgage Portfolio (7)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	6,924	$68,500	3,039	$29,807	29,084	$319,220	97,920	$1,069,309
Issued as reinvestment of distributions	274	2,700	919	9,000	2,349	25,740	12,973	140,708
Cost of shares redeemed	(16,527)	(163,356)	(6,301)	(62,287)	(34,134)	(375,411)	(361,938)	(3,957,069)
Net increase (decrease) resulting from Portfolio share transactions	(9,329)	$(92,156)	(2,343)	$(23,480)	(2,701)	$(30,451)	(251,045)	$(2,747,052)

	PIMCO Municipal Sector Portfolio (8)				PIMCO Real Return Portfolio (9)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	888	$7,228	1,695	$14,070	9,503	$83,791	17,625	$162,700
Issued as reinvestment of distributions	632	5,062	2,026	16,694	930	8,119	9,924	89,193
Cost of shares redeemed	(1,968)	(16,053)	(14,523)	(121,060)	(23,704)	(209,935)	(164,756)	(1,497,729)
Net increase (decrease) resulting from Portfolio share transactions	(448)	$(3,763)	(10,802)	$(90,296)	(13,271)	$(118,025)	(137,207)	$(1,245,836)

206	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2015 (Unaudited)

	PIMCO Senior Floating Rate Portfolio (10)				PIMCO Short-Term Portfolio (11)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	54	$546	503	$5,200	21,525	$205,760	102,785	$993,690
Issued as reinvestment of distributions	50	499	315	3,157	1,136	10,850	4,007	38,319
Cost of shares redeemed	(940)	(9,510)	(4,922)	(50,634)	(56,284)	(537,903)	(90,827)	(873,906)
Net increase (decrease) resulting from Portfolio share transactions	(836)	$(8,465)	(4,104)	$(42,277)	(33,623)	$(321,293)	15,965	$158,103

	PIMCO Short-Term Floating NAV Portfolio II				PIMCO U.S. Government Sector Portfolio (12)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,270,916	$12,719,904	3,547,709	$35,513,407	55,784	$513,798	48,736	$461,670
Issued as reinvestment of distributions	631	6,313	1,308	13,096	2,516	22,774	4,126	38,267
Cost of shares redeemed	(1,546,935)	(15,482,332)	(3,676,016)	(36,797,957)	(77,844)	(712,390)	(196,322)	(1,818,763)
Net increase (decrease) resulting from Portfolio share transactions	(275,388)	$(2,756,115)	(126,999)	$(1,271,454)	(19,544)	$(175,818)	(143,460)	$(1,318,826)

	PIMCO International Portfolio (13)				PIMCO Short-Term Floating NAV Portfolio III (14)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares~	Amount	Shares~	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	7,986	$75,751	17,443	$169,520	11,059,343	$109,687,476	32,288,872	$321,914,385
Issued as reinvestment of distributions	9,788	85,331	3,685	36,412	6,747	66,913	49,533	492,102
Cost of shares redeemed	(28,501)	(263,929)	(105,656)	(1,011,724)	(12,612,923)	(125,096,505)	(33,590,052)	(334,874,232)
Net increase (decrease) resulting from Portfolio share transactions	(10,727)	$(102,847)	(84,528)	$(805,792)	(1,546,833)	$(15,342,116)	(1,251,647)	$(12,467,745)

(1)	As of September 30, 2015, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 13% of the Portfolio.
(2)	As of September 30, 2015, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 14% of the Portfolio.
(3)	As of September 30, 2015, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 13% of the Portfolio.
(4)	As of September 30, 2015, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 16% of the Portfolio.
(5)	As of September 30, 2015, two shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 96% of the Portfolio.
(6)	As of September 30, 2015, four shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 100% of the Portfolio.
(7)	As of September 30, 2015, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 16% of the Portfolio.
(8)	As of September 30, 2015, two shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 35% of the Portfolio.
(9)	As of September 30, 2015, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 17% of the Portfolio.
(10)	As of September 30, 2015, four shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 80% of the Portfolio.
(11)	As of September 30, 2015, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 22% of the Portfolio.
(12)	As of September 30, 2015, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 17% of the Portfolio.
(13)	As of September 30, 2015, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 18% of the Portfolio.
(14)	As of September 30, 2015, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 54% of the Portfolio, and the shareholder is a related party of the Portfolio.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.

At a meeting held on May 11-12, 2015, the Board of Trustees of the PIMCO Funds approved a reverse share split for PIMCO International Portfolio, pursuant to which shareholders received one share in exchange for every two shares of the PIMCO International Portfolio.

The reverse share split was effective August 7, 2015. While the reverse share split reduced the number of outstanding shares of the Portfolio, it proportionately increased the NAV per share of the Portfolio such that the aggregate market value of the Portfolio’s shares remained the same. The reverse share split resulted in a NAV per share closer to $10.00. The reverse share split does not alter the rights or total value of a shareholder’s investment in the Portfolio, nor is it a taxable event for Portfolio investors.

The Shares of Beneficial Interest and Financial Highlights prior to August 7, 2015 for the Portfolio have been adjusted to reflect the reverse share split.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	207

Notes to Financial Statements (Cont.)

14. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as a defendant in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Portfolio or on PIMCO’s ability to provide investment management services to any Portfolio.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2015, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, certain Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any Investments in its respective Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

As of March 31, 2015, the Portfolios had accumulated capital losses expiring in the following years (amounts in thousands). The Portfolios will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

208	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2015 (Unaudited)

Expiration of Accumulated Capital Losses (amounts in thousands)
	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO Asset-Backed Securities Portfolio	$—	$—	$—	$—
PIMCO Emerging Markets Portfolio	—	—	15,418	—
PIMCO High Yield Portfolio	—	—	125,765	—
PIMCO Investment Grade Corporate Portfolio	—	—	—	—
PIMCO Long Duration Corporate Bond Portfolio	—	—	—	—
PIMCO Low Duration Portfolio	—	—	—	—
PIMCO Moderate Duration Portfolio	—	—	—	—
PIMCO Mortgage Portfolio	—	—	—	—
PIMCO Municipal Sector Portfolio	—	—	—	—
PIMCO Real Return Portfolio	—	—	—	—
PIMCO Senior Floating Rate Portfolio	—	—	—	—
PIMCO Short-Term Portfolio	43,531	85,425	73,668	86,545
PIMCO Short-Term Floating NAV Portfolio II	—	—	—	—
PIMCO U.S. Government Sector Portfolio	—	—	—	—
PIMCO International Portfolio	31,181	—	—	—
PIMCO Short-Term Floating NAV Portfolio III	—	—	—	—

Under the Regulated Investment Company Act of 2010, a Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2015, the Portfolios had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Asset-Backed Securities Portfolio	$4,380	$6,701
PIMCO Emerging Markets Portfolio	—	—
PIMCO High Yield Portfolio	38,580	—
PIMCO Investment Grade Corporate Portfolio	—	—
PIMCO Long Duration Corporate Bond Portfolio	—	—
PIMCO Low Duration Portfolio	2,989	1,760
PIMCO Moderate Duration Portfolio	529	307
PIMCO Mortgage Portfolio	17,028	92,826
PIMCO Municipal Sector Portfolio	—	—
PIMCO Real Return Portfolio	26,646	7,480
PIMCO Senior Floating Rate Portfolio	1	162
PIMCO Short-Term Portfolio	6,362	63,087
PIMCO Short-Term Floating NAV Portfolio II	—	—
PIMCO U.S. Government Sector Portfolio	14,495	—
PIMCO International Portfolio	—	—
PIMCO Short-Term Floating NAV Portfolio III	15,269	233

A Portfolio’s ability to use certain tax benefits could be limited if the Portfolio experiences an “ownership change” within the meaning of section 382 of the Code. Such tax benefits include net capital losses and certain built-in losses. An ownership change may occur if there is greater than 50% change in the value of the stock owned by five percent shareholders during the testing period (generally three years). An ownership change is triggered by the purchase and sale, redemption, or new issuance of Portfolio shares.

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	209

Notes to Financial Statements (Cont.)

September 30, 2015 (Unaudited)

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Portfolio Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO Asset-Backed Securities Portfolio	$1,653,402	$50,272	$(29,522)	$20,750
PIMCO Emerging Markets Portfolio	1,036,217	2,796	(145,935)	(143,139)
PIMCO High Yield Portfolio	782,670	12,470	(57,083)	(44,613)
PIMCO Investment Grade Corporate Portfolio	2,580,485	93,779	(33,237)	60,542
PIMCO Long Duration Corporate Bond Portfolio	22,644,018	964,150	(777,130)	187,020
PIMCO Low Duration Portfolio	358,397	1,294	(934)	360
PIMCO Moderate Duration Portfolio	475,692	2,599	(1,426)	1,173
PIMCO Mortgage Portfolio	3,994,969	74,152	(49,033)	25,119
PIMCO Municipal Sector Portfolio	136,298	19,173	(1)	19,172
PIMCO Real Return Portfolio	2,054,383	13,769	(66,251)	(52,482)
PIMCO Senior Floating Rate Portfolio	40,875	72	(1,017)	(945)
PIMCO Short-Term Portfolio	872,557	14,923	(16,771)	(1,848)
PIMCO Short-Term Floating NAV Portfolio II	2,755,746	198	(1,567)	(1,369)
PIMCO U.S. Government Sector Portfolio	3,574,681	79,019	(115,910)	(36,891)
PIMCO International Portfolio	816,686	4,547	(16,896)	(12,349)
PIMCO Short-Term Floating NAV Portfolio III	23,241,850	130,622	(283,306)	(152,684)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

210	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	NSL	Nomura International PLC
BPG	BNP Paribas Securities Corp.	HKS	Hong Kong Shanghai Banking Corp. Ltd.	NXN	Natixis New York
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
COM	Commerz Bank AG	MBC	HSBC Bank Plc	SGY	Societe Generale, New York
DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	TDM	TD Securities (USA) LLC
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	NAB	National Australia Bank Ltd.	UBS	UBS Securities LLC
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar
DKK	Danish Krone	MXN	Mexican Peso	THB	Thai Baht
EUR	Euro	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
GBP	British Pound	NZD	New Zealand Dollar	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MTGEFNCL	FNMA 30-Year Coupon Index
CDX.IG	Credit Derivatives Index - Investment Grade	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	UKRPI	United Kingdom Retail Price Index
CMBX	Commercial Mortgage-Backed Index	IOS.FN.300.12	2012 Fannie Mae 3.0% Interest Only Synthetic Total Return Swap Index	USSW	10-Year USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	TBD%	Interest rate to be determined when loan settles
BABs	Build America Bonds	FSB	Federal Savings Bank	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	YOY	Year-Over-Year
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	211

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s Private Account Portfolio Series (the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Portfolios, and PIMCO.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and a significant amount of information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve the renewal of the Agreements, the Board also reviewed supplementary information, including, but not limited to, data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO, information regarding the profitability to PIMCO of its relationship with the Portfolios, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios, and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process:  In connection with the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, its Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Portfolios.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as

212	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Portfolios do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Portfolios’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Portfolios and their shareholders.

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”). The Board considered information regarding both the short-term and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including materials provided in advance of the August 10-11, 2015 meeting. The Board considered those Portfolios that had outperformed their respective benchmarks on a net-of-fees basis over short- and long-term periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Portfolios over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Portfolios. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	213

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

PIMCO reported to the Board that it considers a number of factors in proposing fees for any Portfolio, including the unique structure of the Portfolios. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Portfolios (each as a percentage of average net assets). In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Portfolios in their respective wholly-owned subsidiaries. The Board noted the unique structure of the Portfolios, in that only separate account clients of PIMCO or other registered investment companies managed by PIMCO, in the case of the PAPS Short-Term Floating NAV Portfolio III, are eligible to invest in the Portfolios. The Board also noted that the structure of the Portfolios provides separate account clients with simplified custody and accounting. The Board took notice of the fact that separate account clients pay separate account fees to PIMCO, and that under those separate account agreements, PIMCO offsets all of the advisory fees and, with respect to many Portfolios, fully or partially offsets the supervisory and administrative fees it receives from the Portfolios against the separate account fees.

The Board considered that, with respect to certain Portfolios, shareholders generally are separate account clients who have separately negotiated fee arrangements with PIMCO with respect to their separate accounts. The Board noted that these Portfolios were established primarily as a means of giving certain separate account clients exposure to certain market sectors in a more efficient manner than if the separate account clients were to invest directly in securities from those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio III is used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO. The Board also considered the differences between the services provided to separate account clients and other clients of PIMCO.

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Portfolios as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Trust’s overall outflows. Additionally, the Board noted that profit margins with respect to the Portfolios were within the ranges, although above the median, of publicly held investment management companies reported by Lipper, Inc. and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business. With respect to potential economies of scale, the Board found that the Portfolios’ fee levels intrinsically reflect certain economies of scale. The Trustees also considered that during the 2008 financial crisis and recent events, the Portfolios’ unified fee protected shareholders against an increase in expenses that may accompany declines in assets. The Board also considered that the Portfolios’ unified fee structure meant that fees were not impacted by recent outflows in certain Portfolios, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base.

The Board concluded that the Portfolios’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Portfolios, to the benefit of Portfolio shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation of the Portfolios. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

214	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO favored the renewal of the Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders received reasonable value in return for the fees paid by the Portfolios under the Agreements, and that the renewal of the Agreements was in the best interests of the Portfolios and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	215

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Portfolios’ Annual Report to shareholders for the fiscal year ended March 31, 2015.

216	PRIVATE ACCOUNT PORTFOLIO SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PAPS4001SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

PIMCO Investment Grade Corporate Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

2	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was 2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Chairman’s Letter (Cont.)

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Important Information About the PIMCO Investment Grade Corporate Bond Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, sovereign debt risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the PIMCO Investment Grade Corporate Bond Fund (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C
PIMCO Investment Grade Corporate Bond Fund	04/28/00	04/28/00	04/30/08	09/30/02	07/30/04	07/30/04	07/30/04

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, and Class C shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, and Class C shares.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO Investment Grade Corporate Bond Fund

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Institutional Class	-2.72%	2.01%	5.44%	7.19%	7.89%
PIMCO Investment Grade Corporate Bond Fund Class P	-2.77%	1.91%	5.33%	7.09%	7.78%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	-2.84%	1.76%	5.17%	6.92%	7.62%
PIMCO Investment Grade Corporate Bond Fund Class D	-2.91%	1.60%	5.02%	6.77%	7.46%
PIMCO Investment Grade Corporate Bond Fund Class A	-2.91%	1.60%	5.02%	6.77%	7.46%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	-6.55%	-2.17%	4.22%	6.36%	7.19%
PIMCO Investment Grade Corporate Bond Fund Class C	-3.28%	0.85%	4.24%	5.97%	6.66%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	-4.23%	-0.12%	4.24%	5.97%	6.66%
Barclays U.S. Credit Index	-2.37%	1.50%	4.09%	5.28%	6.26%
Lipper Corporate Debt Funds BBB-Rated Funds Average	-2.95%	0.65%	4.02%	5.01%	5.89%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.51% for Institutional Class shares, 0.61% for Class P shares, 0.76% for Administrative Class shares, 0.91% for Class D shares, 0.91% for Class A shares and 1.66% for Class C shares.

8	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Institutional Class - PIGIX	Class P - PBDPX	Administrative Class - PGCAX	Class D - PBDDX
Class A - PBDAX	Class C - PBDCX

Allocation Breakdown†

Banking & Finance	31.5%
U.S. Treasury Obligations	25.5%
Industrials	18.6%
Bank Loan Obligations	6.6%
Utilities	5.1%
Short-Term Instruments‡	1.7%
Other	11.0%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

The PIMCO Investment Grade Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»

Duration and yield curve positioning were net negative for performance. During the reporting period, the Fund was underweight U.S. duration and tactically short European and U.K. duration. U.S. and U.K. duration positively contributed to performance.

»	Yield curve positioning designed to benefit from a flattening yield curve in the U.S. detracted from performance.

»	An overweight to the bank sector benefited performance, as the sector outperformed the broader investment grade credit index over the reporting period.

»	An overweight to the brokerage sector was a positive contributor to performance, as the sector outperformed the broader investment grade credit index over the reporting period.

»	An underweight to the technology sector detracted from performance, as the sector outperformed the broader investment grade credit index over the reporting period.

»	An overweight to the life insurance sector benefited performance, as the sector outperformed the broader investment grade credit index over the reporting period.

»	An underweight to the retailers sector detracted from performance, as the sector outperformed the broader investment grade credit index over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

Expense Example PIMCO Investment Grade Corporate Bond Fund

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$972.80	$2.52	$1,000.00	$1,022.45	$2.58	0.51%
Class P	1,000.00	972.30	3.01	1,000.00	1,021.95	3.08	0.61
Administrative Class	1,000.00	971.60	3.75	1,000.00	1,021.20	3.84	0.76
Class D	1,000.00	970.90	4.48	1,000.00	1,020.45	4.60	0.91
Class A	1,000.00	970.90	4.48	1,000.00	1,020.45	4.60	0.91
Class C	1,000.00	967.20	8.16	1,000.00	1,016.70	8.37	1.66

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Benchmark Descriptions

Index	Description

Barclays U.S. Credit Index	Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Barclays Credit Investment Grade Index. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Financial Highlights PIMCO Investment Grade Corporate Bond Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Institutional Class
04/01/2015 - 09/30/2015+	$10.78	$0.19	$(0.48)	$(0.29)	$(0.21)	$0.00	$0.00
03/31/2015	10.46	0.39	0.50	0.89	(0.41)	(0.16)	0.00
03/31/2014	11.14	0.38	(0.38)	0.00	(0.29)	(0.30)	(0.09)
03/31/2013	10.60	0.40	0.89	1.29	(0.52)	(0.23)	0.00
03/31/2012	10.57	0.46	0.39	0.85	(0.52)	(0.30)	0.00
03/31/2011	11.18	0.56	0.51	1.07	(0.60)	(1.08)	0.00
Class P
04/01/2015 - 09/30/2015+	10.78	0.19	(0.49)	(0.30)	(0.20)	0.00	0.00
03/31/2015	10.46	0.38	0.50	0.88	(0.40)	(0.16)	0.00
03/31/2014	11.14	0.37	(0.38)	(0.01)	(0.28)	(0.30)	(0.09)
03/31/2013	10.60	0.39	0.89	1.28	(0.51)	(0.23)	0.00
03/31/2012	10.57	0.43	0.41	0.84	(0.51)	(0.30)	0.00
03/31/2011	11.18	0.54	0.52	1.06	(0.59)	(1.08)	0.00
Administrative Class
04/01/2015 - 09/30/2015+	10.78	0.18	(0.48)	(0.30)	(0.20)	0.00	0.00
03/31/2015	10.46	0.36	0.51	0.87	(0.39)	(0.16)	0.00
03/31/2014	11.14	0.35	(0.37)	(0.02)	(0.27)	(0.30)	(0.09)
03/31/2013	10.60	0.38	0.88	1.26	(0.49)	(0.23)	0.00
03/31/2012	10.57	0.40	0.42	0.82	(0.49)	(0.30)	0.00
03/31/2011	11.18	0.53	0.51	1.04	(0.57)	(1.08)	0.00
Class D
04/01/2015 - 09/30/2015+	10.78	0.17	(0.48)	(0.31)	(0.19)	0.00	0.00
03/31/2015	10.46	0.34	0.51	0.85	(0.37)	(0.16)	0.00
03/31/2014	11.14	0.33	(0.37)	(0.04)	(0.25)	(0.30)	(0.09)
03/31/2013	10.60	0.36	0.89	1.25	(0.48)	(0.23)	0.00
03/31/2012	10.57	0.41	0.40	0.81	(0.48)	(0.30)	0.00
03/31/2011	11.18	0.51	0.52	1.03	(0.56)	(1.08)	0.00

Please see footnotes on page 14.

12	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.21)	$10.28	(2.72)%	$3,873,924	0.51	%*	0.51	%*	0.50	%*	0.50	%*	3.63	%*	52%
(0.57)	10.78	8.75	4,015,131	0.51		0.51		0.50		0.50		3.62		86
(0.68)	10.46	0.15	2,744,578	0.50		0.50		0.50		0.50		3.52		88
(0.75)	11.14	12.39	6,378,075	0.50		0.50		0.50		0.50		3.64		165
(0.82)	10.60	8.29	4,404,375	0.50		0.50		0.50		0.50		4.31		124
(1.68)	10.57	10.04	4,132,194	0.50		0.50		0.50		0.50		4.98		325

(0.20)	10.28	(2.77)	592,600	0.61	*	0.61	*	0.60	*	0.60	*	3.54	*	52
(0.56)	10.78	8.64	491,896	0.61		0.61		0.60		0.60		3.52		86
(0.67)	10.46	0.05	283,484	0.61		0.61		0.60		0.60		3.42		88
(0.74)	11.14	12.28	554,328	0.60		0.60		0.60		0.60		3.54		165
(0.81)	10.60	8.19	392,153	0.60		0.60		0.60		0.60		4.09		124
(1.67)	10.57	9.93	147,668	0.60		0.60		0.60		0.60		4.86		325

(0.20)	10.28	(2.84)	184,775	0.76	*	0.76	*	0.75	*	0.75	*	3.38	*	52
(0.55)	10.78	8.48	174,403	0.76		0.76		0.75		0.75		3.38		86
(0.66)	10.46	(0.10)	139,977	0.76		0.76		0.75		0.75		3.27		88
(0.72)	11.14	12.11	238,471	0.75		0.75		0.75		0.75		3.39		165
(0.79)	10.60	8.03	172,288	0.75		0.75		0.75		0.75		3.83		124
(1.65)	10.57	9.76	45,160	0.75		0.75		0.75		0.75		4.76		325

(0.19)	10.28	(2.91)	498,721	0.91	*	0.91	*	0.90	*	0.90	*	3.23	*	52
(0.53)	10.78	8.32	561,326	0.91		0.91		0.90		0.90		3.23		86
(0.64)	10.46	(0.25)	471,329	0.91		0.91		0.90		0.90		3.12		88
(0.71)	11.14	11.95	980,086	0.90		0.90		0.90		0.90		3.24		165
(0.78)	10.60	7.86	573,259	0.90		0.90		0.90		0.90		3.86		124
(1.64)	10.57	9.60	336,201	0.90		0.90		0.90		0.90		4.54		325

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Financial Highlights PIMCO Investment Grade Corporate Bond Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class A
04/01/2015 - 09/30/2015+	$10.78	$0.17	$(0.48)	$(0.31)	$(0.19)	$0.00	$0.00
03/31/2015	10.46	0.35	0.50	0.85	(0.37)	(0.16)	0.00
03/31/2014	11.14	0.33	(0.37)	(0.04)	(0.25)	(0.30)	(0.09)
03/31/2013	10.60	0.36	0.89	1.25	(0.48)	(0.23)	0.00
03/31/2012	10.57	0.41	0.40	0.81	(0.48)	(0.30)	0.00
03/31/2011	11.18	0.51	0.52	1.03	(0.56)	(1.08)	0.00
Class C
04/01/2015 - 09/30/2015+	10.78	0.13	(0.48)	(0.35)	(0.15)	0.00	0.00
03/31/2015	10.46	0.27	0.50	0.77	(0.29)	(0.16)	0.00
03/31/2014	11.14	0.25	(0.37)	(0.12)	(0.17)	(0.30)	(0.09)
03/31/2013	10.60	0.28	0.89	1.17	(0.40)	(0.23)	0.00
03/31/2012	10.57	0.33	0.40	0.73	(0.40)	(0.30)	0.00
03/31/2011	11.18	0.42	0.52	0.94	(0.47)	(1.08)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

14	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.19)	$10.28	(2.91)%	$913,327	0.91	%*	0.91	%*	0.90	%*	0.90	%*	3.23	%*	52%
(0.53)	10.78	8.32	995,694	0.91		0.91		0.90		0.90		3.23		86
(0.64)	10.46	(0.25)	1,094,356	0.91		0.91		0.90		0.90		3.12		88
(0.71)	11.14	11.94	1,768,357	0.90		0.90		0.90		0.90		3.24		165
(0.78)	10.60	7.86	1,236,863	0.90		0.90		0.90		0.90		3.85		124
(1.64)	10.57	9.60	727,685	0.90		0.90		0.90		0.90		4.55		325

(0.15)	10.28	(3.28)	516,598	1.66	*	1.66	*	1.65	*	1.65	*	2.48	*	52
(0.45)	10.78	7.51	563,939	1.66		1.66		1.65		1.65		2.48		86
(0.56)	10.46	(0.99)	607,225	1.66		1.66		1.65		1.65		2.37		88
(0.63)	11.14	11.12	1,003,538	1.65		1.65		1.65		1.65		2.49		165
(0.70)	10.60	7.06	660,637	1.65		1.65		1.65		1.65		3.11		124
(1.55)	10.57	8.79	438,435	1.65		1.65		1.65		1.65		3.80		325

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Statement of Assets and Liabilities PIMCO Investment Grade Corporate Bond Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities	$7,493,616
Investments in Affiliates	194
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,672
Over the counter	50,819
Cash	1,013
Deposits with counterparty	22,672
Foreign currency, at value	8,632
Receivable for investments sold~	263,379
Receivable for Fund shares sold	7,022
Interest and dividends receivable	66,298
Dividends receivable from Affiliates	6
Other assets	76
Total Assets	7,916,399
Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$99,706
Payable for sale-buyback transactions	954,052
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,820
Over the counter	77,117
Payable for investments purchased~	145,681
Payable for investments in Affiliates purchased	6
Deposits from counterparty	31,980
Payable for Fund shares redeemed	19,789
Dividends payable	2,551
Accrued investment advisory fees	1,354
Accrued supervisory and administrative fees	1,640
Accrued distribution fees	461
Accrued servicing fees	295
Other liabilities	2
Total Liabilities	1,336,454

Net Assets	$6,579,945
Net Assets Consist of:
Paid in capital	$6,541,619
Undistributed net investment income	69,975
Accumulated undistributed net realized gain	99,682
Net unrealized (depreciation)	(131,331)
$6,579,945

Cost of Investments in securities	$7,551,682
Cost of Investments in Affiliates	$194
Cost of Foreign Currency Held	$8,641
Cost or Premiums of Financial Derivative Instruments, net	$(10,634)

~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

16	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

September 30, 2015 (Unaudited)

Net Assets:
Institutional Class	$3,873,924
Class P	592,600
Administrative Class	184,775
Class D	498,721
Class A	913,327
Class C	516,598
Shares Issued and Outstanding:
Institutional Class	376,769
Class P	57,635
Administrative Class	17,971
Class D	48,505
Class A	88,828
Class C	50,243
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.28
Class P	10.28
Administrative Class	10.28
Class D	10.28
Class A	10.28
Class C	10.28

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Statement of Operations PIMCO Investment Grade Corporate Bond Fund

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$137,813
Dividends	1,565
Dividends from Investments in Affiliates	206
Total Income	139,584

Expenses:
Investment advisory fees	8,433
Supervisory and administrative fees	10,233
Distribution and/or servicing fees - Administrative Class	230
Distribution and/or servicing fees - Class D	675
Distribution fees - Class C	2,021
Servicing fees - Class A	1,192
Servicing fees - Class C	674
Trustee fees	5
Interest expense	271
Total Expenses	23,734

Net Investment Income	115,850

Net Realized Gain (Loss):
Investments in securities	(8,713)
Investments in Affiliates	64
Exchange-traded or centrally cleared financial derivative instruments	18,395
Over the counter financial derivative instruments	36,748
Foreign currency	(736)

Net Realized Gain	45,758

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(244,603)
Investments in Affiliates	(21)
Exchange-traded or centrally cleared financial derivative instruments	(53,309)
Over the counter financial derivative instruments	(56,667)
Foreign currency assets and liabilities	191

Net Change in Unrealized (Depreciation)	(354,409)

Net (Decrease) in Net Assets Resulting from Operations	$(192,801)

18	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Investment Grade Corporate Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$115,850	$200,626
Net realized gain	45,758	296,128
Net change in unrealized (depreciation)	(354,409)	(22,160)

Net increase (decrease) in net assets resulting from operations	(192,801)	474,594

Distributions to Shareholders:
From net investment income
Institutional Class	(79,195)	(129,712)
Class P	(10,743)	(13,301)
Administrative Class	(3,441)	(5,315)
Class D	(9,648)	(15,804)
Class A	(17,065)	(34,896)
Class C	(7,626)	(15,344)
From net realized capital gains
Institutional Class	0	(58,005)
Class P	0	(5,971)
Administrative Class	0	(2,224)
Class D	0	(6,734)
Class A	0	(14,276)
Class C	0	(8,273)

Total Distributions(a)	(127,718)	(309,855)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	98,075	1,296,701

Total Increase (Decrease) in Net Assets	(222,444)	1,461,440

Net Assets:
Beginning of period	6,802,389	5,340,949
End of period*	$6,579,945	$6,802,389

* Including undistributed net investment income of:	$69,975	$81,843

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.9%

BANK LOAN OBLIGATIONS 7.6%
AABS Ltd.
4.875% due 01/10/2038	$17,000	$	17,698
Activision Blizzard, Inc.
3.250% due 10/12/2020	2,140		2,142
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	26,898		26,912
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (f)	18,950		19,443
Charter Communications Operating LLC
3.000% due 07/01/2020	8,974		8,882
3.000% due 01/04/2021	6,439		6,367
3.250% due 08/24/2021	5,700		5,685
Crown Castle Operating Co.
3.000% due 01/31/2021	52,044		51,980
CSC Holdings, Inc.
2.694% due 04/17/2020	13,937		13,880
Delos Finance SARL
3.500% due 03/06/2021	38,100		38,104
Delta Air Lines, Inc.
2.227% due 09/30/2019 (f)	28,048		28,006
2.311% due 05/09/2019 (f)	6,316		6,322
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	75,238		75,112
GLP Financing LLC
1.801% due 10/29/2018	1,500		1,466
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	17,427		17,434
Jefferies Finance LLC
4.500% due 05/14/2020	4,988		4,987
Las Vegas Sands LLC
3.250% due 12/19/2020	77,876		77,497
Maxim Crane Works LP
10.250% due 11/26/2018	6,400		6,376
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (f)	15,471		15,603
5.860% - 6.110% due 06/24/2021 (f)	11,395		11,231
NRG Energy, Inc.
2.750% due 07/02/2018	20,202		19,846
Pennon Group PLC
5.125% due 12/15/2020	5,183		5,263
Rise Ltd.
4.750% due 01/31/2021 (f)	4,477		4,608
RPI Finance Trust
3.500% due 11/09/2020	19,035		19,023
Scorpio Bulkers, Inc.
0.840% - 2.422% due 06/30/2028	1,928		1,924

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	$7,732	$	7,734
Westmoreland Coal Co.
7.500% due 12/16/2020	4,322		3,771

Total Bank Loan Obligations (Cost $496,760)			497,296

CORPORATE BONDS & NOTES 62.9%

BANKING & FINANCE 35.9%
ABN AMRO Bank NV
4.750% due 07/28/2025	4,000		3,979
6.250% due 09/13/2022	9,475		9,970
Alleghany Corp.
5.625% due 09/15/2020	1,000		1,124
Alpha Star Holding Ltd.
4.970% due 04/09/2019	4,000		3,638
American Campus Communities Operating Partnership LP
3.350% due 10/01/2020	1,700		1,722
American Express Co.
4.900% due 03/15/2020 (e)	1,875		1,798
American Express Credit Corp.
2.375% due 05/26/2020	11,200		11,212
American International Group, Inc.
4.500% due 07/16/2044	9,300		9,174
8.175% due 05/15/2068	400		530
American Tower Corp.
2.800% due 06/01/2020	4,390		4,386
4.000% due 06/01/2025	21,500		21,028
ARC Properties Operating Partnership LP
3.000% due 02/06/2019	6,970		6,665
AvalonBay Communities, Inc.
3.450% due 06/01/2025	7,730		7,632
3.500% due 11/15/2024	18,945		18,928
Aviation Loan Trust
2.447% due 12/15/2022	4,124		3,834
Banco de Credito e Inversiones
3.000% due 09/13/2017	600		607
Banco del Estado de Chile
2.000% due 11/09/2017	8,600		8,651
Banco do Brasil S.A.
6.250% due 04/15/2024 (e)	2,900		1,392
9.000% due 06/18/2024 (e)	12,550		7,430
9.250% due 04/15/2023 (e)	1,800		1,094
Banco Santander Chile
1.186% due 04/11/2017	2,850		2,809
1.887% due 01/19/2016	5,000		5,006
Bank of America Corp.
0.000% due 01/04/2017 (c)	35,000		34,829
2.600% due 01/15/2019	14,450		14,617

20	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
3.958% due 10/21/2025	MXN	69,000	$	4,447
4.000% due 04/01/2024		$7,850		8,098
4.100% due 07/24/2023		2,325		2,421
4.125% due 01/22/2024		2,800		2,933
5.650% due 05/01/2018		21,045		22,970
5.700% due 01/24/2022		5,967		6,815
5.750% due 08/15/2016		500		518
5.750% due 12/01/2017		2,075		2,244
6.000% due 09/01/2017		25,630		27,635
6.400% due 08/28/2017		15,528		16,858
6.875% due 04/25/2018		53,392		59,712
Bank of America N.A.
0.731% due 05/08/2017		10,000		9,971
5.300% due 03/15/2017		2,084		2,190
6.100% due 06/15/2017		6,510		6,958
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.742% due 03/10/2017		15,000		14,967
2.850% due 09/08/2021		14,450		14,538
Barclays Bank PLC
7.625% due 11/21/2022		13,960		15,670
10.179% due 06/12/2021		290		381
14.000% due 06/15/2019 (e)	GBP	400		780
Barclays PLC
5.250% due 08/17/2045		$16,000		16,187
BBVA Bancomer S.A.
4.500% due 03/10/2016		6,750		6,834
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		37,114		37,134
Bear Stearns Cos. LLC
6.400% due 10/02/2017		11,500		12,542
7.250% due 02/01/2018		28,595		32,026
BGC Partners, Inc.
5.375% due 12/09/2019		13,550		13,990
BioMed Realty LP
2.625% due 05/01/2019		13,157		12,742
4.250% due 07/15/2022		3,200		3,163
Blackstone CQP Holdco LP
9.296% due 03/19/2019		24,866		22,733
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045		3,700		3,499
5.000% due 06/15/2044		4,000		4,091
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		14,600		14,710
BPCE S.A.
4.500% due 03/15/2025		30,000		28,937
4.625% due 07/11/2024		5,250		5,130
5.150% due 07/21/2024		6,300		6,417
5.700% due 10/22/2023		1,700		1,796
Brixmor Operating Partnership LP
3.850% due 02/01/2025		3,725		3,626
Cantor Fitzgerald LP
7.875% due 10/15/2019		26,675		29,361

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Citigroup, Inc.
0.603% due 06/09/2016		$1,500	$	1,493
5.950% due 05/15/2025 (e)		10,200		9,626
6.000% due 08/15/2017		1,600		1,726
6.300% due 05/15/2024 (e)		12,200		11,754
8.125% due 07/15/2039		5,000		7,217
CME Group, Inc.
3.000% due 03/15/2025		3,400		3,342
5.300% due 09/15/2043		6,400		7,264
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		6,700		7,263
Corporate Office Properties LP
5.000% due 07/01/2025		13,800		13,867
Countrywide Capital
8.050% due 06/15/2027		12,000		15,148
Countrywide Financial Corp.
6.250% due 05/15/2016		270		278
Credit Agricole S.A.
0.881% due 06/12/2017		5,350		5,348
6.500% due 06/23/2021 (e)	EUR	4,000		4,454
7.875% due 01/23/2024 (e)		$11,900		11,870
8.125% due 09/19/2033		9,000		9,860
Credit Suisse
3.000% due 10/29/2021		4,700		4,711
3.625% due 09/09/2024		14,900		14,948
Credit Suisse AG
6.500% due 08/08/2023		23,950		25,851
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		6,400		6,230
3.800% due 09/15/2022		23,300		23,357
4.875% due 05/15/2045		3,000		2,953
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		20,050		20,687
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (e)(g)		9,500		11,109
Denali Borrower LLC
5.625% due 10/15/2020		11,700		12,191
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (e)		7,000		6,983
Digital Delta Holdings LLC
3.400% due 10/01/2020 (a)		9,100		9,145
4.750% due 10/01/2025 (a)		500		505
Doctors Co.
6.500% due 10/15/2023		12,300		13,449
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		5,800		6,054
Education Realty Operating Partnership LP
4.600% due 12/01/2024		6,200		6,244
EPR Properties
4.500% due 04/01/2025		3,900		3,749

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
ERP Operating LP
2.375% due 07/01/2019		$5,200	$	5,245
Essex Portfolio LP
3.500% due 04/01/2025		150		146
3.875% due 05/01/2024		3,900		3,923
Exeter Finance Corp.
9.750% due 05/20/2019		5,500		5,514
Fidelity National Financial, Inc.
5.500% due 09/01/2022		21,340		22,866
First American Financial Corp.
4.300% due 02/01/2023		8,150		8,200
4.600% due 11/15/2024		2,500		2,566
Ford Motor Credit Co. LLC
0.852% due 09/08/2017		500		490
1.700% due 05/09/2016		1,900		1,906
3.157% due 08/04/2020		3,200		3,200
3.984% due 06/15/2016		800		814
6.625% due 08/15/2017		950		1,026
8.125% due 01/15/2020		1,050		1,260
General Electric Capital Corp.
3.150% due 09/07/2022		1,535		1,577
3.450% due 05/15/2024		2,700		2,828
3.800% due 06/18/2019		1,000		1,074
5.875% due 01/14/2038		8,364		10,465
6.375% due 11/15/2067		10,000		10,744
6.875% due 01/10/2039		3,870		5,431
General Motors Financial Co., Inc.
3.200% due 07/13/2020		23,150		22,894
3.450% due 04/10/2022		3,000		2,882
4.000% due 01/15/2025		19,500		18,509
4.375% due 09/25/2021		2,950		3,012
Goldman Sachs Group, Inc.
2.750% due 09/15/2020		1,050		1,056
3.500% due 01/23/2025		12,650		12,475
3.750% due 05/22/2025		16,000		16,088
5.750% due 01/24/2022		28,915		33,222
5.950% due 01/18/2018		30,911		33,783
6.150% due 04/01/2018		36,113		39,789
6.450% due 05/01/2036		7,000		8,200
7.500% due 02/15/2019		4,500		5,262
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		4,700		5,270
6.375% due 11/12/2020		5,600		6,504
6.375% due 04/15/2021		3,800		4,374
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500		11,018
HBOS PLC
0.767% due 09/01/2016	EUR	600		670
Hospitality Properties Trust
5.000% due 08/15/2022		$3,500		3,710
5.625% due 03/15/2017		800		839
6.300% due 06/15/2016		2,015		2,033

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Howard Hughes Corp.
6.875% due 10/01/2021		$2,200	$	2,246
HSBC Finance Corp.
6.676% due 01/15/2021		17,700		20,734
HSBC Holdings PLC
4.250% due 08/18/2025		22,400		22,126
5.100% due 04/05/2021		10,082		11,196
5.250% due 09/16/2022 (e)	EUR	4,800		5,102
6.375% due 09/17/2024 (e)		$10,500		10,054
6.375% due 03/30/2025 (e)		6,200		5,929
7.350% due 11/27/2032		692		874
HSBC USA, Inc.
2.350% due 03/05/2020		5,250		5,181
2.750% due 08/07/2020		5,800		5,823
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		28,750		28,972
ING Bank NV
5.800% due 09/25/2023		14,450		15,697
ING Groep NV
6.500% due 04/16/2025 (e)		3,200		3,054
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		2,000		2,086
International Lease Finance Corp.
6.750% due 09/01/2016		15,700		16,269
7.125% due 09/01/2018		10,860		11,985
Intesa Sanpaolo SpA
2.375% due 01/13/2017		625		627
3.125% due 01/15/2016		6,470		6,505
3.875% due 01/15/2019		1,300		1,348
5.017% due 06/26/2024		6,890		6,813
5.250% due 01/12/2024		15,000		16,005
6.500% due 02/24/2021		340		392
7.700% due 09/17/2025 (e)		7,200		7,042
Jefferies Finance LLC
6.875% due 04/15/2022		750		686
7.375% due 04/01/2020		15,000		14,532
Jefferies LoanCore LLC
6.875% due 06/01/2020		13,375		12,840
JPMorgan Chase & Co.
2.250% due 01/23/2020		1,550		1,538
3.900% due 07/15/2025		11,300		11,574
4.250% due 10/15/2020		800		858
5.300% due 05/01/2020 (e)		17,600		17,336
5.600% due 07/15/2041		2,130		2,444
6.000% due 01/15/2018		13,270		14,505
6.100% due 10/01/2024 (e)		8,200		8,157
6.125% due 04/30/2024 (e)		6,200		6,200
6.750% due 02/01/2024 (e)		100		104
7.900% due 04/30/2018 (e)		12,773		13,276
JPMorgan Chase Bank N.A.
0.666% due 06/13/2016		600		599
0.749% due 06/02/2017		6,200		6,188
6.000% due 07/05/2017		21,210		22,885

22	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
6.000% due 10/01/2017		$14,329	$	15,488
KBC Bank NV
8.000% due 01/25/2023		9,400		10,298
KEB Hana Bank
3.125% due 06/26/2017		3,650		3,737
Kilroy Realty LP
3.800% due 01/15/2023		900		897
4.375% due 10/01/2025		4,900		4,956
5.000% due 11/03/2015		1,500		1,505
Lazard Group LLC
3.750% due 02/13/2025		5,583		5,340
6.850% due 06/15/2017		431		466
LBG Capital PLC
15.000% due 12/21/2019	GBP	4,200		8,926
LeasePlan Corp. NV
3.000% due 10/23/2017		$15,250		15,528
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		3,403		362
Lloyds Bank PLC
3.500% due 05/14/2025		8,525		8,463
12.000% due 12/16/2024 (e)		15,450		21,900
13.000% due 12/19/2021	AUD	1,600		1,238
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	700		1,072
Mitchells & Butlers Finance PLC
1.038% due 12/15/2030		1,206		1,663
Moody’s Corp.
4.875% due 02/15/2024		$700		742
Morgan Stanley
3.450% due 11/02/2015		3,000		3,007
3.700% due 10/23/2024		20,900		21,032
7.300% due 05/13/2019		13,450		15,713
National Australia Bank Ltd.
2.625% due 07/23/2020		12,300		12,427
National City Bank
0.702% due 06/07/2017		2,600		2,586
Nationstar Mortgage LLC
6.500% due 07/01/2021		825		688
Nationwide Building Society
3.900% due 07/21/2025		3,200		3,276
Navient Corp.
8.780% due 09/15/2016	MXN	60,000		3,566
Nordea Bank AB
1.174% due 09/17/2018		$1,800		1,808
Novo Banco S.A.
5.000% due 04/23/2019	EUR	5,000		5,287
5.000% due 05/14/2019		3,409		3,573
5.000% due 05/21/2019		3,000		3,176
5.000% due 05/23/2019		3,000		3,176
7.000% due 03/04/2016		1,700		1,900
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$2,000		1,958

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
4.950% due 04/01/2024		$3,000	$	3,039
5.250% due 01/15/2026		6,700		6,826
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		6,800		7,523
Pinnacol Assurance
8.625% due 06/25/2034 (f)		6,000		6,326
Piper Jaffray Cos.
3.327% due 05/31/2017		800		800
4.825% due 11/30/2015		11,800		11,811
Preferred Term Securities Ltd.
0.884% due 03/24/2034		42		34
Principal Financial Group, Inc.
8.875% due 05/15/2019		5,000		6,108
Prologis LP
4.000% due 01/15/2018		2,000		2,091
Provident Funding Associates LP
6.750% due 06/15/2021		500		476
QNB Finance Ltd.
3.125% due 11/16/2015		500		502
Rabobank Group
3.375% due 05/21/2025		20,000		19,671
5.250% due 08/04/2045		3,700		3,761
6.875% due 03/19/2020	EUR	15,300		20,147
8.375% due 07/26/2016 (e)		$3,500		3,619
8.400% due 06/29/2017 (e)		3,800		4,056
Realty Income Corp.
4.125% due 10/15/2026		150		153
Rio Oil Finance Trust
6.250% due 07/06/2024		11,250		7,228
6.750% due 01/06/2027		9,500		5,898
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		8,840		10,343
Royal Bank of Scotland PLC
9.500% due 03/16/2022		10,900		11,901
Santander UK Group Holdings PLC
5.625% due 09/15/2045		900		896
Santander UK PLC
5.000% due 11/07/2023		600		625
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	5,300		5,805
5.180% due 06/28/2019		$1,900		1,920
5.400% due 03/24/2017		20,700		21,096
6.125% due 02/07/2022		200		204
SL Green Realty Corp.
4.500% due 12/01/2022		8,050		8,328
5.000% due 08/15/2018		6,000		6,400
Societe Generale S.A.
8.000% due 09/29/2025 (e)		3,000		2,960
StanCorp Financial Group, Inc.
6.900% due 06/01/2067		5,300		4,651
State Street Corp.
5.250% due 09/15/2020 (e)		12,000		12,060

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Stearns Holdings, Inc.
9.375% due 08/15/2020	$500	$	500
Stone Street Trust
5.902% due 12/15/2015	3,100		3,134
Synchrony Financial
1.530% due 02/03/2020	13,350		13,197
4.500% due 07/23/2025	12,000		12,122
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054	43,400		43,992
UBS AG
4.750% due 05/22/2023	15,668		15,772
5.125% due 05/15/2024	13,350		13,147
7.250% due 02/22/2022	27,200		28,359
7.625% due 08/17/2022	30,292		34,902
UDR, Inc.
3.700% due 10/01/2020	3,000		3,141
3.750% due 07/01/2024	125		125
4.000% due 10/01/2025	12,400		12,621
USAA Capital Corp.
2.450% due 08/01/2020	3,700		3,764
Vesey Street Investment Trust
4.404% due 09/01/2016	3,750		3,851
Vonovia Finance BV
3.200% due 10/02/2017	15,600		15,965
Wachovia Corp.
0.659% due 10/15/2016	1,400		1,398
WEA Finance LLC
2.700% due 09/17/2019	1,800		1,793
3.250% due 10/05/2020 (a)	27,850		28,152
3.750% due 09/17/2024	10,900		10,754
Wells Fargo & Co.
2.600% due 07/22/2020	4,000		4,043
3.300% due 09/09/2024	2,700		2,684
3.550% due 09/29/2025	51,400		51,527
5.875% due 06/15/2025 (e)	7,250		7,431
5.900% due 06/15/2024 (e)	10,800		10,827
Wells Fargo Bank N.A.
0.531% due 05/16/2016	3,800		3,797
Welltower, Inc.
3.750% due 03/15/2023	9,000		8,990
4.000% due 06/01/2025	2,600		2,606
6.125% due 04/15/2020	1,975		2,260
Weyerhaeuser Co.
7.125% due 07/15/2023	1,735		2,080
7.375% due 10/01/2019	6,415		7,561
7.375% due 03/15/2032	4,181		5,271
7.950% due 03/15/2025	7,779		9,840
8.500% due 01/15/2025	11,314		14,789
WP Carey, Inc.
4.600% due 04/01/2024	150		153

			2,359,962

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INDUSTRIALS 21.2%
21st Century Fox America, Inc.
4.750% due 09/15/2044		$5,000	$	4,903
5.400% due 10/01/2043		1,000		1,064
6.150% due 02/15/2041		2,000		2,296
AbbVie, Inc.
2.500% due 05/14/2020		29,335		29,207
3.600% due 05/14/2025		22,380		22,150
Actavis Funding SCS
1.591% due 03/12/2020		41,050		40,713
2.450% due 06/15/2019		1,000		1,003
3.000% due 03/12/2020		4,850		4,868
3.450% due 03/15/2022		9,500		9,384
3.800% due 03/15/2025		9,090		8,811
3.850% due 06/15/2024		19,800		19,355
4.550% due 03/15/2035		1,100		1,016
ADT Corp.
4.875% due 07/15/2042		2,100		1,522
Air Canada Pass-Through Trust
4.125% due 11/15/2026		2,901		2,930
5.375% due 11/15/2022		1,770		1,820
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		25,000		24,582
3.125% due 11/28/2021		21,600		20,795
Altice Financing S.A.
6.625% due 02/15/2023		2,300		2,214
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	6,725		7,111
Amazon.com, Inc.
3.800% due 12/05/2024		$9,700		9,952
American Airlines Pass-Through Trust
3.375% due 11/01/2028		5,000		4,909
3.700% due 04/01/2028		2,087		2,077
5.250% due 07/31/2022		2,277		2,436
Amgen, Inc.
3.875% due 11/15/2021		10,875		11,475
4.400% due 05/01/2045		3,300		3,044
5.375% due 05/15/2043		7,000		7,495
Anthem, Inc.
3.700% due 08/15/2021		6,000		6,193
4.650% due 01/15/2043		4,509		4,443
Asciano Finance Ltd.
6.000% due 04/07/2023		7,000		7,768
Aviation Capital Group Corp.
4.625% due 01/31/2018		11,600		11,904
7.125% due 10/15/2020		10,050		11,721
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		10,934		10,975
Baidu, Inc.
3.000% due 06/30/2020		10,000		9,944
BAT International Finance PLC
3.950% due 06/15/2025		7,100		7,403

24	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023 (a)	$975	$	982
Biogen, Inc.
2.900% due 09/15/2020	2,000		2,018
4.050% due 09/15/2025	3,500		3,545
Boston Scientific Corp.
3.375% due 05/15/2022	600		600
3.850% due 05/15/2025	12,608		12,431
Building Materials Corp. of America
6.000% due 10/15/2025 (a)	3,875		3,933
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024	1,700		1,706
4.450% due 03/15/2043	1,175		1,144
California Resources Corp.
5.000% due 01/15/2020	5,200		3,370
5.500% due 09/15/2021	2,887		1,775
6.000% due 11/15/2024	9,450		5,705
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	2,800		2,333
7.750% due 05/15/2019	21,181		22,155
CCO Safari LLC
4.464% due 07/23/2022	12,200		12,214
4.908% due 07/23/2025	31,300		31,211
Chesapeake Energy Corp.
3.539% due 04/15/2019	20,200		14,392
CNPC General Capital Ltd.
1.209% due 05/14/2017	6,000		5,976
Comcast Corp.
4.600% due 08/15/2045	2,975		3,050
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	902		925
4.750% due 07/12/2022	2,304		2,422
7.250% due 05/10/2021	11,764		13,219
9.000% due 01/08/2018	4,722		4,967
Continental Resources, Inc.
4.500% due 04/15/2023	7,150		6,149
Cox Communications, Inc.
3.850% due 02/01/2025	11,700		11,109
CRH America, Inc.
3.875% due 05/18/2025	4,500		4,518
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000		3,905
4.174% due 08/15/2037	5,500		5,644
5.495% due 01/15/2037	17,700		18,217
6.113% due 01/15/2040	3,670		4,147
CVS Health Corp.
4.875% due 07/20/2035	15,000		15,796
5.125% due 07/20/2045	6,500		7,022
DCP Midstream Operating LP
3.250% due 10/01/2015	3,500		3,500
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024	1,111		1,265

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		$3,000	$	195
DIRECTV Holdings LLC
3.950% due 01/15/2025		4,550		4,469
EMD Finance LLC
2.950% due 03/19/2022		12,700		12,569
3.250% due 03/19/2025		7,700		7,476
Energy Transfer Partners LP
4.050% due 03/15/2025		11,000		9,696
4.750% due 01/15/2026		14,100		13,004
5.150% due 03/15/2045		1,250		979
5.200% due 02/01/2022		4,600		4,618
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		7,854		8,603
Enterprise Products Operating LLC
5.100% due 02/15/2045		10,000		9,166
5.700% due 02/15/2042		10,000		10,076
EQT Midstream Partners LP
4.000% due 08/01/2024		670		593
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		2,000		2,322
Forest Laboratories LLC
5.000% due 12/15/2021		750		815
Freeport-McMoRan Corp.
9.500% due 06/01/2031		200		195
Freeport-McMoran Oil & Gas LLC
6.625% due 05/01/2021		1,500		1,324
Georgia-Pacific LLC
2.539% due 11/15/2019		800		805
Gilead Sciences, Inc.
3.650% due 03/01/2026		2,800		2,813
4.600% due 09/01/2035		2,700		2,707
Glencore Finance Canada Ltd.
2.050% due 10/23/2015		3,433		3,430
GLP Capital LP
4.375% due 11/01/2018		700		709
5.375% due 11/01/2023		2,640		2,693
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,250		2,632
GTP Acquisition Partners LLC
2.350% due 06/15/2045		11,800		11,781
Gulfstream Natural Gas System LLC
4.600% due 09/15/2025		2,900		2,925
Harvest Operations Corp.
6.875% due 10/01/2017		17,225		14,986
HCA, Inc.
6.500% due 02/15/2020		23,900		26,111
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,800		3,599
5.014% due 12/27/2017		5,400		5,099

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017 (a)	$8,800	$	8,795
Hiland Partners LP
5.500% due 05/15/2022	9,690		9,490
7.250% due 10/01/2020	21,174		22,365
Hospira, Inc.
5.200% due 08/12/2020	1,500		1,699
5.800% due 08/12/2023	16,185		18,769
Host Hotels & Resorts LP
4.000% due 06/15/2025	5,250		5,188
6.000% due 10/01/2021	1,900		2,152
Imperial Tobacco Finance PLC
2.950% due 07/21/2020	25,150		25,329
3.500% due 02/11/2023	2,900		2,837
3.750% due 07/21/2022	6,500		6,572
Incitec Pivot Ltd.
4.000% due 12/07/2015	9,500		9,544
Kern River Funding Corp.
4.893% due 04/30/2018	25		26
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021	550		527
3.950% due 09/01/2022	1,300		1,223
4.250% due 09/01/2024	1,300		1,184
5.800% due 03/01/2021	600		639
6.000% due 02/01/2017	15,200		15,906
6.500% due 09/01/2039	5,310		5,059
9.000% due 02/01/2019	4,400		5,201
Kinder Morgan, Inc.
4.300% due 06/01/2025	5,050		4,547
5.050% due 02/15/2046	5,900		4,609
KLA-Tencor Corp.
4.125% due 11/01/2021	2,900		2,953
Kraft Heinz Foods Co.
3.950% due 07/15/2025	5,000		5,128
Lowe’s Cos., Inc.
3.375% due 09/15/2025	5,100		5,168
LyondellBasell Industries NV
4.625% due 02/26/2055	3,700		3,161
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	3,300		4,111
Mallinckrodt International Finance S.A.
5.625% due 10/15/2023	1,000		914
Marriott International, Inc.
3.125% due 10/15/2021	200		203
Masco Corp.
4.450% due 04/01/2025	10,400		10,556
5.950% due 03/15/2022	3,020		3,311
6.125% due 10/03/2016	4,850		5,056
7.125% due 03/15/2020	17,983		20,815
Massachusetts Institute of Technology
4.678% due 07/01/2114	150		157

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Medtronic, Inc.
3.150% due 03/15/2022	$8,600	$	8,731
4.625% due 03/15/2044	5,000		5,125
Mid-America Apartments LP
3.750% due 06/15/2024	150		148
4.300% due 10/15/2023	25,835		26,582
5.500% due 10/01/2015	500		500
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	17,762		17,407
Mylan, Inc.
2.600% due 06/24/2018	5,700		5,699
National Fuel Gas Co.
5.200% due 07/15/2025	12,600		12,987
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)	19,200		20,328
NCSG Crane & Heavy Haul Services, Inc.
9.500% due 08/15/2019	1,100		643
Neptune Finco Corp.
10.125% due 01/15/2023 (a)	3,700		3,742
Newfield Exploration Co.
5.375% due 01/01/2026	3,100		2,852
5.625% due 07/01/2024	6,000		5,730
5.750% due 01/30/2022	4,700		4,582
Numericable-SFR S.A.S.
6.000% due 05/15/2022	1,000		966
NVR, Inc.
3.950% due 09/15/2022	4,000		4,094
Pearson Funding PLC
3.250% due 05/08/2023	4,950		4,769
Philip Morris International, Inc.
4.250% due 11/10/2044	5,000		4,845
Pioneer Natural Resources Co.
7.200% due 01/15/2028	4,797		5,586
7.500% due 01/15/2020	13,108		15,087
Platform Specialty Products Corp.
6.500% due 02/01/2022	2,000		1,730
Post Holdings, Inc.
7.750% due 03/15/2024	1,550		1,593
Precision Drilling Corp.
5.250% due 11/15/2024	5,500		4,400
QVC, Inc.
4.450% due 02/15/2025	7,000		6,765
Regency Energy Partners LP
6.500% due 07/15/2021	3,100		3,214
Rock-Tenn Co.
4.900% due 03/01/2022	4,420		4,804
Roofing Supply Group LLC
10.000% due 06/01/2020	1,400		1,505
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	2,200		1,985
5.625% due 03/01/2025	7,600		6,716
5.750% due 05/15/2024	4,000		3,580

26	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
SABMiller Holdings, Inc.
4.950% due 01/15/2042	$3,000	$	3,062
SBA Tower Trust
5.101% due 04/15/2042	10,000		10,242
Sky PLC
9.500% due 11/15/2018	400		483
Spectra Energy Partners LP
3.500% due 03/15/2025	3,500		3,276
4.500% due 03/15/2045	5,000		4,260
Starwood Hotels & Resorts Worldwide, Inc.
3.750% due 03/15/2025	3,375		3,314
4.500% due 10/01/2034	6,099		5,292
Sydney Airport Finance Co. Pty. Ltd.
3.375% due 04/30/2025	2,500		2,418
Symantec Corp.
3.950% due 06/15/2022	10,000		10,078
Telefonica Emisiones S.A.U.
0.976% due 06/23/2017	250		249
3.992% due 02/16/2016	2,900		2,930
Time Warner Cable, Inc.
5.850% due 05/01/2017	13,175		13,949
8.250% due 04/01/2019	4,200		4,903
8.750% due 02/14/2019	4,262		5,009
Time Warner, Inc.
3.550% due 06/01/2024	800		794
3.600% due 07/15/2025	27,400		26,958
4.650% due 06/01/2044	5,000		4,792
Times Square Hotel Trust
8.528% due 08/01/2026	686		847
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	4,397		4,293
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	1,983		2,194
7.125% due 04/22/2025	2,040		2,374
UAL Pass-Through Trust
9.750% due 07/15/2018	592		644
10.400% due 05/01/2018	8,847		9,494
United Airlines Pass-Through Trust
3.750% due 03/03/2028	3,000		3,011
UnitedHealth Group, Inc.
2.700% due 07/15/2020	4,785		4,900
3.750% due 07/15/2025	1,000		1,035
4.750% due 07/15/2045	4,400		4,661
Universal Health Services, Inc.
4.750% due 08/01/2022	2,000		2,045
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	7,400		334
Viacom, Inc.
5.850% due 09/01/2043	6,300		5,870
Virgin Australia Trust
5.000% due 04/23/2025	4,164		4,336

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Weatherford International Ltd.
4.500% due 04/15/2022		$2,950	$	2,390
5.125% due 09/15/2020		17,000		14,975
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		2,600		2,523
Westmoreland Coal Co.
8.750% due 01/01/2022		6,000		4,935
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000		2,384
Williams Partners LP
4.300% due 03/04/2024		1,850		1,682
4.500% due 11/15/2023		3,700		3,475
5.100% due 09/15/2045		650		499
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700		8,811
Wynn Las Vegas LLC
4.250% due 05/30/2023		32,982		27,375
5.500% due 03/01/2025		37,625		32,405
Wynn Macau Ltd.
5.250% due 10/15/2021		1,300		1,135
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,900		2,914
3.150% due 04/01/2022		8,400		8,330
3.550% due 04/01/2025		20,000		19,632

				1,396,619

UTILITIES 5.8%
American Transmission Systems, Inc.
5.250% due 01/15/2022		4,275		4,752
AT&T, Inc.
3.000% due 06/30/2022		38,700		37,817
4.800% due 06/15/2044		6,500		6,044
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		4,354		4,513
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		13,100		12,926
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		5,250		5,307
Constellation Energy Group, Inc.
5.150% due 12/01/2020		450		495
Entergy Corp.
4.000% due 07/15/2022		5,800		5,999
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000		10,344
FirstEnergy Corp.
2.750% due 03/15/2018		5,250		5,267
4.250% due 03/15/2023		5,200		5,237
7.375% due 11/15/2031		7,000		8,473
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	1,150		1,225
4.375% due 09/19/2022		$5,600		4,858

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Gazprom OAO Via Gaz Capital S.A.
4.300% due 11/12/2015	$2,300	$	2,308
4.950% due 02/06/2028	6,500		5,419
8.146% due 04/11/2018	3,150		3,357
Genesis Energy LP
5.625% due 06/15/2024	5,000		4,325
6.000% due 05/15/2023	8,800		7,788
6.750% due 08/01/2022	5,500		5,189
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	3,100		2,712
Illinois Power Generating Co.
6.300% due 04/01/2020	975		824
Jersey Central Power & Light Co.
4.800% due 06/15/2018	5,500		5,889
Laclede Group, Inc.
1.071% due 08/15/2017	13,500		13,455
Midwest Generation LLC
8.560% due 01/02/2016	42		42
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	4,518		1,638
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	13,264		3,462
6.750% due 10/01/2023	6,254		1,710
Petrobras Global Finance BV
2.429% due 01/15/2019	5,700		3,947
2.694% due 03/17/2017	300		259
3.214% due 03/17/2020	4,735		3,255
3.500% due 02/06/2017	10,900		9,715
5.375% due 01/27/2021	2,500		1,831
7.875% due 03/15/2019	12,150		10,020
Petroleos Mexicanos
4.500% due 01/23/2026	10,000		9,244
Plains All American Pipeline LP
3.600% due 11/01/2024	10,000		9,381
3.850% due 10/15/2023	6,400		6,207
Public Service Co. of Oklahoma
6.150% due 08/01/2016	150		156
Sprint Capital Corp.
6.875% due 11/15/2028	4,200		3,055
6.900% due 05/01/2019	7,500		6,619
Sprint Corp.
7.125% due 06/15/2024	13,000		10,037
7.625% due 02/15/2025	1,200		932
7.875% due 09/15/2023	6,875		5,582
Terraform Global Operating LLC
9.750% due 08/15/2022	1,025		823
Verizon Communications, Inc.
3.850% due 11/01/2042	5,700		4,745
4.672% due 03/15/2055	3,503		3,031
4.862% due 08/21/2046	10,514		9,876
5.012% due 08/21/2054	4,802		4,410
5.150% due 09/15/2023	80,350		88,790
6.550% due 09/15/2043	341		405

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Williams Partners LP
4.875% due 05/15/2023	$11,958	$	11,078
Yellowstone Energy LP
5.750% due 12/31/2026	4,542		4,651

			379,424

Total Corporate Bonds & Notes (Cost $4,219,734)			4,136,005

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,410		2,032
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	9,850		8,791

			10,823

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500		9,127

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	7,700		7,885

NEW JERSEY 0.0%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	3,480		2,742

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,500		3,304

OHIO 0.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	19,500		16,146
6.500% due 06/01/2047	600		538
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	2,500		2,867

			19,551

28	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	$2,000	$	2,222

Total Municipal Bonds & Notes (Cost $50,941)			55,654

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
3.000% due 01/01/2045 - 11/01/2045	9,485		9,600

Total U.S. Government Agencies (Cost $9,546)			9,600

U.S. TREASURY OBLIGATIONS 29.1%
U.S. Treasury Bonds
2.000% due 08/15/2025 (g)	497,075		494,758
2.500% due 02/15/2045 (g)	99,040		91,266
2.750% due 08/15/2042 (k)	1,425		1,391
3.000% due 05/15/2042 (k)	2,750		2,824
3.000% due 11/15/2044 (k)	80,154		81,928
3.000% due 05/15/2045 (g)	56,800		58,183
3.125% due 02/15/2042 (g)(i)(k)	74,170		78,120
3.125% due 02/15/2043 (k)	1,400		1,467
3.125% due 08/15/2044	70,025		73,344
3.375% due 05/15/2044 (g)(i)(k)	175,750		193,037
3.625% due 08/15/2043	72,100		83,045
3.625% due 02/15/2044 (k)	21,050		24,222
4.250% due 05/15/2039 (i)(k)	7,170		9,045
4.375% due 11/15/2039 (k)	3,125		4,012
4.375% due 05/15/2040 (i)(k)	6,695		8,600
4.625% due 02/15/2040 (k)	1,750		2,327
6.125% due 11/15/2027 (k)	3,750		5,326
6.250% due 05/15/2030	5,950		8,846
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025 (g)	29,789		29,060
2.375% due 01/15/2025 (i)	40,641		46,843
U.S. Treasury Notes
1.375% due 02/29/2020 (i)(k)	3,800		3,818
1.375% due 08/31/2020 (g)	442,885		443,542
1.375% due 09/30/2020	135,300		135,309
1.625% due 12/31/2019 (k)	700		711
1.625% due 07/31/2020 (k)	14,700		14,884
U.S. Treasury Strips
0.000% due 08/15/2043 (c)	1,000		437
0.000% due 11/15/2043 (c)	33,700		14,570
0.000% due 02/15/2044 (c)	2,100		898

Total U.S. Treasury Obligations (Cost $1,887,352)			1,911,813

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 2.6%
Adjustable Rate Mortgage Trust
4.192% due 01/25/2036 ^		$1,168	$	1,040
American Home Mortgage Assets Trust
0.314% due 10/25/2046		4,475		3,107
American Home Mortgage Investment Trust
2.284% due 11/25/2045 ^		1,578		1,230
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^		1,638		1,551
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		94		98
5.935% due 02/10/2051		696		742
Banc of America Funding Trust
0.406% due 10/20/2036		4,049		3,167
0.496% due 06/20/2047		2,000		1,433
0.599% due 05/25/2037 ^		1,007		744
44.870% due 07/25/2047 ^		1,400		2,523
BCAP LLC Trust
0.414% due 05/25/2047 ^		2,888		2,198
2.285% due 07/26/2035		460		457
4.847% due 07/26/2036		585		478
Bear Stearns Adjustable Rate Mortgage Trust
2.699% due 08/25/2035		455		395
Bear Stearns ALT-A Trust
0.514% due 08/25/2036		1,382		1,086
2.838% due 08/25/2036 ^		2,137		1,612
2.947% due 03/25/2036 ^		485		377
Berica ABS SRL
0.285% due 12/31/2055	EUR	8,657		9,599
ChaseFlex Trust
0.534% due 08/25/2037		$1,136		842
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,299		1,334
5.899% due 12/10/2049		91		96
Citigroup Mortgage Loan Trust, Inc.
2.769% due 03/25/2037 ^		1,275		1,040
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		142		145
5.886% due 11/15/2044		75		80
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^		1,942		1,502
Countrywide Alternative Loan Trust
0.354% due 07/25/2036		4,648		4,820
0.354% due 12/25/2046 ^		1,209		1,255
0.364% due 11/25/2036		833		816
0.384% due 09/25/2046 ^		6,003		5,232
0.406% due 09/20/2046		6,869		5,974
0.426% due 09/20/2046		5,468		4,311
0.484% due 05/25/2036		24,296		20,875
0.544% due 05/25/2037 ^		1,678		1,034
0.994% due 12/25/2035 ^		1,419		1,184

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
6.000% due 03/25/2036 ^	$2,164	$	1,935
6.000% due 05/25/2036 ^	193		165
6.500% due 12/25/2036 ^	737		593
Credit Suisse Mortgage Capital Certificates
2.727% due 04/28/2037	3,262		2,294
DBUBS Mortgage Trust
4.537% due 07/10/2044	300		335
Deutsche ALT-A Securities, Inc.
0.334% due 08/25/2037 ^	10,441		8,905
First Horizon Mortgage Pass-Through Trust
2.469% due 11/25/2037 ^	2,239		1,947
Freddie Mac
4.678% due 11/25/2055 (a)	3,600		2,125
GSMSC Resecuritization Trust
0.369% due 08/26/2033	10,008		8,618
HarborView Mortgage Loan Trust
0.466% due 01/19/2036	4,634		3,169
3.522% due 06/19/2036 ^	1,761		1,160
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^	317		302
Impac Secured Assets Trust
0.454% due 01/25/2037	7,150		4,263
JPMorgan Alternative Loan Trust
0.304% due 09/25/2036 ^	1,679		1,524
3.117% due 05/25/2037 ^	2,685		2,225
6.310% due 08/25/2036 ^	2,884		2,391
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	190		198
Lehman Mortgage Trust
6.000% due 07/25/2037 ^	1,087		997
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035	78		73
2.934% due 05/25/2033	11		11
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	1,657		1,706
5.700% due 09/12/2049	100		106
Morgan Stanley Capital Trust
5.569% due 12/15/2044	924		976
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036	549		300
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037	107		99
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^	1,820		1,240
Residential Accredit Loans, Inc. Trust
0.374% due 05/25/2036	3,409		2,785
0.374% due 09/25/2036	1,454		1,159
0.384% due 08/25/2036	2,881		2,261
0.384% due 09/25/2036	2,782		2,220
0.544% due 08/25/2035 ^	4,819		3,664
3.017% due 07/25/2035	828		771

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
3.608% due 09/25/2035 ^	$675	$	550
3.767% due 01/25/2036 ^	3,795		3,091
Sequoia Mortgage Trust
0.416% due 05/20/2035	353		326
Structured Adjustable Rate Mortgage Loan Trust
0.494% due 08/25/2036 ^	2,400		1,874
2.565% due 02/25/2036 ^	3,003		2,665
4.571% due 05/25/2036 ^	3,343		2,732
4.786% due 07/25/2036 ^	3,275		2,178
Structured Asset Mortgage Investments Trust
0.314% due 08/25/2036	2,515		1,964
Thornburg Mortgage Securities Trust
6.095% due 09/25/2037	65		67
Wachovia Mortgage Loan Trust LLC
2.670% due 10/20/2035 ^	618		562
2.789% due 05/20/2036 ^	2,341		2,067
WaMu Mortgage Pass-Through Certificates Trust
2.026% due 12/25/2036 ^	307		273
4.472% due 07/25/2037 ^	1,213		1,128
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036	558		444
6.000% due 06/25/2037 ^	6,933		6,096
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	532		486

Total Mortgage-Backed Securities (Cost $139,860)			169,397

ASSET-BACKED SECURITIES 5.3%
Aames Mortgage Investment Trust
1.394% due 06/25/2035	4,000		3,450
ACE Securities Corp. Home Equity Loan Trust
0.354% due 08/25/2036 ^	1,919		722
0.394% due 12/25/2036	6,878		2,847
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	7,188		7,197
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.654% due 07/25/2035	3,100		2,987
Argent Securities Trust
0.304% due 09/25/2036	2,265		888
0.464% due 05/25/2036	1,716		652
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.574% due 02/25/2036	4,454		3,022
Asset-Backed Funding Certificates Trust
0.324% due 01/25/2037	6,919		4,753
0.334% due 10/25/2036	5,051		4,278
Asset-Backed Securities Corp. Home Equity Loan Trust
1.094% due 06/25/2035	1,000		862
2.069% due 09/25/2034	1,194		1,010

30	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Bear Stearns Asset-Backed Securities Trust
0.544% due 12/25/2035 ^	$726	$	527
0.634% due 12/25/2035 ^	6,863		5,200
1.194% due 08/25/2035	312		254
2.069% due 07/25/2034	2,269		2,222
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022	5,000		5,001
Carrington Mortgage Loan Trust
1.244% due 05/25/2035	2,100		1,594
Cavalry CLO Ltd.
1.659% due 01/16/2024	6,250		6,233
Citigroup Mortgage Loan Trust, Inc.
0.334% due 12/25/2036	910		827
0.454% due 03/25/2036	2,700		2,066
0.464% due 05/25/2037	4,254		2,977
0.599% due 11/25/2046	804		677
Countrywide Asset-Backed Certificates
0.334% due 07/25/2037 ^	6,155		5,222
0.334% due 06/25/2047 ^	5,739		4,499
0.344% due 01/25/2037	1,285		1,229
0.344% due 05/25/2037	2,479		2,226
0.364% due 05/25/2037	8,857		8,000
0.374% due 09/25/2036	1,088		1,075
0.374% due 06/25/2047	1,726		1,577
0.414% due 09/25/2047	1,500		1,166
0.434% due 03/25/2036	3,940		3,552
0.544% due 03/25/2036 ^	17,438		16,407
5.089% due 10/25/2046 ^	3,477		3,308
Countrywide Asset-Backed Certificates Trust
0.344% due 02/25/2037	4,477		4,313
0.354% due 09/25/2046	14,772		13,292
0.674% due 10/25/2035	1,124		1,117
0.774% due 04/25/2035	2,135		2,123
Credit-Based Asset Servicing and Securitization LLC
0.344% due 11/25/2036	1,964		1,091
Eagle Ltd.
2.570% due 12/15/2039	2,641		2,638
ECAF Ltd.
4.947% due 06/15/2040	7,500		7,706
Elm CLO Ltd.
1.689% due 01/17/2023	10,909		10,931
Fremont Home Loan Trust
0.344% due 01/25/2037	2,232		1,166
0.364% due 02/25/2037	2,916		1,650
GSAA Home Equity Trust
5.307% due 03/25/2036	3,571		2,433
Home Equity Loan Trust
0.534% due 04/25/2037	3,100		1,958
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.444% due 03/25/2036	360		353
Inwood Park CDO Ltd.
0.512% due 01/20/2021	1,028		1,028

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
JPMorgan Mortgage Acquisition Trust
0.384% due 03/25/2047		$3,770	$	2,681
LCM LP
1.486% due 07/14/2022		3,272		3,270
Lehman XS Trust
0.374% due 06/25/2036		1,304		955
5.170% due 08/25/2035		4,386		4,207
Long Beach Mortgage Loan Trust
0.374% due 03/25/2046		11,715		7,455
Magi Funding PLC
0.331% due 04/11/2021	EUR	261		292
MASTR Asset-Backed Securities Trust
0.434% due 03/25/2036		$4,500		2,802
0.694% due 10/25/2035 ^		2,142		1,640
Merrill Lynch Mortgage Investors Trust
0.364% due 07/25/2037		1,919		1,013
0.374% due 03/25/2037		4,733		4,071
0.454% due 03/25/2037		16,900		10,681
0.644% due 02/25/2047		9,147		6,460
Morgan Stanley ABS Capital, Inc. Trust
0.334% due 10/25/2036		1,615		956
0.344% due 11/25/2036		2,613		1,556
0.344% due 12/25/2036		1,232		728
0.374% due 02/25/2037		15,429		7,141
0.394% due 02/25/2037		791		484
0.414% due 10/25/2036		1,764		1,057
0.424% due 02/25/2037		5,879		2,741
0.444% due 08/25/2036		9,984		6,295
1.444% due 07/25/2037		2,100		1,476
Morgan Stanley Home Equity Loan Trust
0.294% due 04/25/2037		375		211
0.544% due 04/25/2037		1,790		1,044
0.684% due 08/25/2035		10,220		8,671
National Collegiate Student Loan Trust
0.454% due 02/26/2029		1,500		1,396
0.464% due 03/26/2029		500		460
Nationstar Home Equity Loan Trust
0.514% due 04/25/2037		7,100		5,092
NovaStar Mortgage Funding Trust
0.344% due 03/25/2037		1,681		874
0.404% due 01/25/2037		6,358		2,947
0.444% due 10/25/2036		1,883		970
Option One Mortgage Loan Trust
0.334% due 01/25/2037		6,950		4,080
RAAC Trust
1.694% due 09/25/2047		3,200		2,624
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^		14,170		9,225
Residential Asset Mortgage Products Trust
0.429% due 12/25/2035		15,566		11,758
0.814% due 05/25/2035		4,219		3,814

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
0.514% due 01/25/2036		$1,480	$	1,448
0.534% due 04/25/2037		9,400		6,675
0.604% due 01/25/2036		1,000		887
Rhodium BV
0.567% due 05/27/2084	EUR	188		205
Saxon Asset Securities Trust
0.989% due 03/25/2035 ^		$1,777		1,622
Securitized Asset-Backed Receivables LLC Trust
0.444% due 03/25/2036		1,996		1,216
Soundview Home Loan Trust
0.364% due 06/25/2036		4,291		3,987
Specialty Underwriting & Residential Finance Trust
0.344% due 06/25/2037		978		538
0.464% due 04/25/2037		1,886		1,081
0.494% due 12/25/2036		7,345		5,697
4.350% due 02/25/2037 ^		2,330		1,227
Structured Asset Investment Loan Trust
0.344% due 09/25/2036		1,770		1,429
0.354% due 05/25/2036		967		801
Structured Asset Securities Corp. Mortgage Loan Trust
0.344% due 09/25/2036		202		199
0.694% due 11/25/2037		8,000		5,398
Voya CLO Ltd.
1.589% due 10/15/2022		12,000		11,999
1.609% due 10/15/2022		21,500		21,486
WG Horizons CLO
0.587% due 05/24/2019		1,544		1,529

Total Asset-Backed Securities (Cost $319,182)				348,857

SOVEREIGN ISSUES 2.9%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	3,000		2,892
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	136,000		29,636
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		380,925		77,867
10.000% due 01/01/2023		122		24
10.000% due 01/01/2025		99,200		18,340
Export-Import Bank of Korea
1.250% due 11/20/2015		$8,300		8,305
3.750% due 10/20/2016		3,000		3,079
4.000% due 01/11/2017		1,200		1,239
4.000% due 01/29/2021		1,000		1,079
5.000% due 04/11/2022		4,000		4,494
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600		1,716
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (d)		1,110		1,310

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	2,700	$	3,419
6.505% due 03/01/2019		1,800		2,388
Korea Development Bank
3.875% due 05/04/2017		$10,000		10,373
4.625% due 11/16/2021		7,200		8,001
Republic of Greece Government International Bond
3.000% due 02/24/2035	EUR	2,925		1,924
3.800% due 08/08/2017	JPY	340,000		2,395
4.500% due 07/03/2017		680,000		4,790
Slovenia Government International Bond
4.125% due 02/18/2019		$300		317
5.250% due 02/18/2024		4,700		5,188

Total Sovereign Issues (Cost $260,131)				188,776

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (e)		7,750		9,050

Total Convertible Preferred Securities (Cost $5,523)				9,050

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
AgriBank FCB
6.875% due 01/01/2024 (e)		30,000		3,157
CoBank ACB
6.200% due 01/01/2025 (e)		106,000		10,713
6.250% due 10/01/2022 (e)		25,000		2,597
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		13,000		16,225
Navient Corp. CPI Linked Security
2.124% due 03/15/2017		21,400		490

Total Preferred Securities (Cost $29,614)				33,182

REAL ESTATE INVESTMENT TRUSTS 0.1%

BANKING & FINANCE 0.1%
Welltower, Inc.		84,000		5,101

Total Real Estate Investment Trusts (Cost $4,200)				5,101

32	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.9%

CERTIFICATES OF DEPOSIT 1.6%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015	$5,000	$	5,000
1.171% due 05/16/2016	13,250		13,218
Intesa Sanpaolo SpA
1.666% due 04/11/2016	7,000		7,012
Itau Unibanco Holding S.A.
1.511% due 05/31/2016	67,400		67,456
Sumitomo Mitsui Banking Corp.
0.670% due 05/02/2017	16,100		16,100

			108,786

U.S. TREASURY BILLS 0.3%
0.091% due 11/12/2015 -02/25/2016 (b)(k)	20,100		20,099

Total Short-Term Instruments (Cost $128,839)			128,885

Total Investments in Securities (Cost $7,551,682)			7,493,616

	SHARES		MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	19,559	$	194

Total Short-Term Instruments (Cost $194)			194

Total Investments in Affiliates (Cost $194)			194

Total Investments 113.9% (Cost $7,551,876)		$	7,493,810

Financial Derivative Instruments (h)(j) (0.4%) (Cost or Premiums, net $(10,634))			(25,446)

Other Assets and Liabilities, net (13.5%)			(888,419)

Net Assets 100.0%		$	6,579,945

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a welehighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$18,950	$19,443	0.30%
Delta Air Lines, Inc.	4.110% - 4.250%	05/09/2019	05/05/2014	28,048	28,006	0.43%
Delta Air Lines, Inc.	5.860% - 6.110%	05/09/2019	05/05/2014	6,316	6,322	0.09%
Norwegian Air Shuttle	2.227%	06/24/2021	06/25/2014	15,471	15,603	0.23%
Norwegian Air Shuttle	2.311%	06/24/2021	06/25/2014	11,395	11,231	0.17%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	6,000	6,326	0.10%
Rise Ltd.	4.750%	01/31/2021	02/11/2014	4,504	4,608	0.07%

				$90,684	$91,539	1.39%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.500%)	09/16/2015	TBD	(1)	$(5,631)	$(5,628)
IND	0.310%	09/30/2015	11/02/2015		(28,934)	(28,934)
JPS	(2.000%)	07/22/2015	TBD	(1)	(3,588)	(3,574)
	0.250%	09/23/2015	10/09/2015		(2,346)	(2,346)
SCX	0.360%	08/26/2015	10/20/2015		(29,153)	(29,163)
	0.370%	09/29/2015	10/05/2015		(26,375)	(26,376)
	0.470%	09/25/2015	10/05/2015		(3,685)	(3,685)

Total Reverse Repurchase Agreements						$(99,706)

(1)	Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.000%	09/21/2015	10/05/2015	$(92,405)	$(92,419)
	0.090%	09/22/2015	10/06/2015	(74,734)	(74,750)
	0.130%	10/01/2015	10/05/2015	(124,794)	(124,821)
	0.300%	09/24/2015	10/01/2015	(153,243)	(153,252)
	0.480%	09/25/2015	10/02/2015	(694)	(694)
	0.500%	09/25/2015	10/02/2015	(7,102)	(7,103)
	0.550%	09/25/2015	10/02/2015	(3,354)	(3,355)
	0.569%	09/28/2015	10/06/2015	(49,959)	(49,983)
	0.620%	09/28/2015	10/05/2015	(43,040)	(43,048)
	0.650%	09/29/2015	10/06/2015	(128,287)	(128,318)
	0.720%	09/30/2015	10/07/2015	(25,052)	(25,058)
	0.723%	09/29/2015	10/05/2015	(49,992)	(49,991)
	0.790%	09/30/2015	10/02/2015	(150,869)	(150,881)
TDM	0.050%	09/23/2015	10/07/2015	(15,765)	(15,770)
UBS	0.430%	09/24/2015	10/01/2015	(34,606)	(34,609)

Total Sale-Buyback Transactions					$(954,052)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $285,510 at a weighted average interest rate of 0.108%.
(3)	Payable for sale-buyback transactions includes $95 of deferred price drop.

34	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $1,055,142 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(5,628)	$0	$(5,628)	$5,847	$219
IND	0	(28,934)	0	(28,934)	29,061	127
JPS	0	(5,920)	0	(5,920)	6,215	295
SCX	0	(59,224)	0	(59,224)	58,575	(649)

Master Securities Forward Transaction Agreement
GSC	0	0	(903,673)	(903,673)	902,012	(1,661)
TDM	0	0	(15,770)	(15,770)	15,826	56
UBS	0	0	(34,609)	(34,609)	34,527	(82)

Total Borrowings and Other Financing Transactions	$0	$(99,706)	$(954,052)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(9,202)	$(9,202)
U.S. Treasury Obligations	0	(61,570)	(28,934)	0	(90,504)

Total	$0	$(61,570)	$(28,934)	$(9,202)	$(99,706)

Sale-Buyback Transactions
U.S. Treasury Obligations	(187,861)	(766,191)	0	0	(954,052)

Total	$(187,861)	$(766,191)	$0	$0	$(954,052)

Total Borrowings	$(187,861)	$(827,761)	$(28,934)	$(9,202)	$(1,053,758)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(1,053,758)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar June Futures	Short	06/2016	2,130	$(2,039)	$80	$0
90-Day Eurodollar June Futures	Short	06/2017	1,951	(2,810)	73	0
90-Day Eurodollar September Futures	Short	09/2016	4,037	(4,578)	151	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	119	1	7	0
Euro-Bund 10-Year Bond December Futures	Long	12/2015	117	390	20	0
Put Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	119	46	12	0
U.S. Treasury 10-Year Note December Futures	Long	12/2015	5,285	7,501	0	(413)
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	320	532	0	(220)

Total Futures Contracts				$(957)	$343	$(633)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Variation Margin
								Asset	Liability
Mexico Government International Bond	1.000%	12/20/2018	1.269%	$	15,000	$(138)	$(170)	$41	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$	107,093	$3,127	$(4,166)	$381	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020		3,800	1	7	8	(2)
CDX.IG-19 5-Year Index	1.000%	12/20/2017		200	2	0	0	0
CDX.IG-21 5-Year Index	1.000%	12/20/2018		61,045	665	(369)	9	0
CDX.IG-22 5-Year Index	1.000%	06/20/2019		36,000	317	(216)	3	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019		140,900	834	(1,542)	5	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020		1,462,400	7,777	(16,835)	33	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020		330,000	1,180	(98)	4	(107)
iTraxx Europe Main 24 5-Year Index	1.000%	12/20/2020	EUR	18,600	107	(139)	7	0

					$14,010	$(23,358)	$450	$(109)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the

36	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	80,800	$7,069	$2,656	$327	$0
Pay	3-Month USD-LIBOR	2.500%	12/16/2025	$	195,500	(7,638)	(10,194)	195	0
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		173,000	(860)	(863)	26	0
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		700	(9)	(5)	0	0
Receive	3-Month USD-LIBOR	2.910%	08/20/2019		352,100	(3,678)	(2,410)	61	0
Receive	3-Month USD-LIBOR	2.330%	08/19/2025		53,800	(1,689)	(1,490)	51	0
Receive	3-Month USD-LIBOR	2.335%	08/24/2025		39,800	(1,254)	(1,113)	38	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		60,000	(2,415)	(2,882)	39	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		118,750	(4,748)	(5,789)	366	0
Receive	6-Month EUR-EURIBOR	0.350%	09/10/2017	EUR	133,600	(900)	(592)	0	(27)
Receive	6-Month EUR-EURIBOR	0.950%	03/25/2025		19,300	(188)	(144)	0	(39)
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026		28,600	166	(205)	0	(67)
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046		11,600	187	1,900	0	(58)
Receive	6-Month GBP-LIBOR	3.000%	09/11/2024	GBP	13,500	(766)	(194)	0	(55)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		50,700	(698)	(1,540)	0	(321)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046		9,400	(516)	(297)	0	(167)
Receive	6-Month GBP-LIBOR	2.175%	03/16/2046		7,100	(204)	(204)	0	(125)
Receive	6-Month GBP-LIBOR	2.150%	03/16/2046		12,500	(250)	(275)	0	(219)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	JPY	1,930,000	(239)	(120)	7	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		14,000,000	(5,796)	(6,282)	99	0
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	21,300	125	(15)	6	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		139,600	(8)	(119)	40	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		219,300	102	6	66	0
Pay	28-Day MXN-TIIE	5.810%	09/29/2021		150,900	59	3	46	0
Pay	28-Day MXN-TIIE	5.750%	09/30/2021		112,500	22	5	34	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		720,200	(187)	(423)	220	0
Pay	28-Day MXN-TIIE	6.190%	01/03/2035		273,900	(1,699)	(1,769)	117	0

						$(26,012)	$(32,355)	$1,738	$(1,078)

Total Swap Agreements						$(12,140)	$(55,883)	$2,229	$(1,187)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $64,077 and cash of $22,671 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$343	$2,329	$2,672	$0	$(633)	$(1,187)	$(1,820)

(4)	Unsettled variation margin asset of $100 on closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	09/2016		CNY	257,790	$		39,172	$0	$(217)
BOA	10/2015		TWD	430,476			13,276	250	0
	10/2015	$		19,942		GBP	13,117	0	(99)
	11/2015		CNY	8,288	$		1,278	0	(22)
	11/2015		GBP	13,117			19,939	99	0
	11/2015	$		84,511		CNY	541,573	264	0
	12/2015		HKD	3,288	$		424	0	0
BPS	10/2015		MYR	66,020			15,749	715	0
	12/2015	$		4,672		MXN	79,507	3	0
	01/2017		BRL	9,922	$		3,492	1,295	0
BRC	10/2015			35,054			9,016	174	0
	10/2015		SGD	18,630			13,307	218	0
	10/2015	$		8,823		BRL	35,054	19	0
	10/2016		CNY	114,917	$		17,550	15	0
CBK	10/2015		TWD	322,080			9,818	72	0
	10/2015	$		21,817		AUD	31,267	129	0
	10/2015			66,392		JPY	7,970,025	63	0
	10/2015			38,804		SGD	55,607	263	0
	11/2015		AUD	31,267	$		21,779	0	(129)
	12/2015		SGD	55,607			38,692	0	(294)
DUB	10/2015		BRL	345,149			86,876	0	(184)
	10/2015		EUR	272,126			307,008	2,934	0
	10/2015		KRW	15,841,575			13,123	0	(232)
	10/2015		THB	419,058			11,641	102	0
	10/2015	$		86,158		BRL	345,149	902	0
	10/2015		ZAR	70,397	$		5,594	531	0
	11/2015		BRL	345,149			85,285	0	(821)
	01/2017	$		3,492		BRL	9,922	0	(1,295)
FBF	10/2015		JPY	9,191,698	$		76,467	0	(153)
	10/2015	$		14,896		CNY	94,990	24	0
	11/2015		CNY	15,979	$		2,465	0	(37)
	12/2015	$		647		MXN	11,147	9	0
	09/2016		CNY	302,341	$		45,990	0	(206)
GLM	10/2015		BRL	30,134			8,130	529	0
	10/2015		INR	333,026			4,975	0	(93)
	10/2015		KRW	16,024,511			13,343	0	(167)
	10/2015	$		7,585		BRL	30,134	16	0
	10/2015			36,538		EUR	32,314	0	(430)
	10/2015			5,054		ZAR	70,270	0	0
	11/2015		JPY	211,000	$		1,747	0	(13)
HUS	10/2015		INR	431,395			6,437	0	(128)
	10/2015		MYR	54,774			13,269	796	0
	10/2015		SGD	18,871			13,378	119	0
	10/2015	$		3,828		NZD	5,945	0	(27)
	11/2015			61,601		CNY	393,892	71	(14)
JPM	10/2015		BRL	279,961	$		77,764	7,147	0
	10/2015		GBP	2,303			3,526	43	0
	10/2015		INR	1,472,614			21,969	0	(441)
	10/2015		KRW	15,131,410			12,845	88	0
	10/2015		THB	529,102			14,730	162	0
	10/2015	$		70,468		BRL	279,961	149	0
	10/2015			5,312		EUR	4,668	0	(96)
	11/2015		CAD	1,708	$		1,296	16	0
	11/2015	$		8,574		BRL	34,547	45	0

38	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015	$		94,498		EUR	84,565	$41	$0
	11/2015			34,496		INR	2,243,771	0	(525)
	01/2016		BRL	35,309	$		10,084	1,459	0
	04/2016		CNY	13,651			2,014	0	(92)
	04/2016	$		2,300		CNY	13,651	0	(194)
	09/2016		CNY	317,023	$		48,224	0	(216)
MSB	10/2015	$		263,157		EUR	235,144	0	(407)
	10/2015			76,534		JPY	9,191,698	86	0
	11/2015		EUR	235,144	$		263,279	402	0
	11/2015		JPY	9,191,698			76,565	0	(85)
	11/2015	$		737		BRL	2,971	4	0
	01/2016		BRL	120,415	$		34,340	4,925	0
	10/2016			136,000			34,352	3,493	0
NAB	10/2015		AUD	31,267			22,290	343	0
SCX	10/2015		GBP	10,814			16,791	433	0
	10/2015		JPY	7,962,045			66,500	111	0
	10/2015		NZD	5,945			3,756	0	(44)
	10/2015		SGD	18,106			12,916	195	0
	10/2015		TWD	523,737			16,250	401	0
	11/2015		CNY	737,411			112,469	0	(2,961)
	11/2015	$		3,747		NZD	5,945	44	0
UAG	10/2015		CNY	94,990	$		14,349	0	(570)
	10/2015		MYR	45,876			10,844	397	0
	10/2015		THB	472,250			13,210	207	0

Total Forward Foreign Currency Contracts								$29,803	$(10,192)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
SCX	Call - OTC USD versus CNH	CNH	6.700	09/29/2016	$	17,550	$396	$377

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$	17,500	$1,820	$1,671
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	01/11/2016		214,200	433	835
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.045%	01/06/2016		192,700	454	876
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020%	12/18/2017		22,200	1,793	1,635
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180%	09/17/2018		8,700	812	661

								$5,312	$5,678

Total Purchased Options								$5,708	$6,055

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250%	12/16/2015	$	54,500	$(96)	$(97)
BPS	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015		13,000	(23)	(28)
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015		192,800	(303)	(418)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.050%	11/18/2015		11,950	(22)	(21)
CBK	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		39,700	(73)	(87)
	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.600%	11/18/2015	EUR	27,000	(18)	(3)
GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050%	12/16/2015	$	23,000	(59)	(82)
JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		36,000	(25)	(6)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		36,000	(41)	(100)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.050%	11/18/2015		75,500	(123)	(130)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100%	01/20/2016		8,100	(32)	(33)
MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.750%	12/16/2015		59,700	(49)	(27)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050%	12/16/2015		59,700	(143)	(214)

							$(1,007)	$(1,246)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date		Notional Amount	Premiums (Received)	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.280	09/29/2016	$	17,550	$(105)	$(106)
	Call - OTC USD versus CNH		7.000	09/29/2016		17,550	(273)	(257)

							$(378)	$(363)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$(27)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(274)	(24)

						$(514)	$(51)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$	77,000	$(1,820)	$(1,346)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	12/18/2017		97,400	(1,830)	(1,291)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	09/17/2018		38,300	(821)	(640)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		57,300	(308)	(513)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		57,300	(246)	(113)

								$(5,025)	$(3,903)

Total Written Options								$(6,924)	$(5,563)

40	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	0	$1,525,916	EUR 298,891	$(31,312)
Sales	67	1,282,900	501,600	(8,331)
Closing Buys	0	(945,350)	(400,491)	26,634
Expirations	(67)	(287,160)	(239,400)	2,017
Exercised	0	(554,856)	(133,600)	4,068

Balance at End of Period	0	$1,021,450	EUR 27,000	$(6,924)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Darden Restaurants, Inc.	(1.000%	)	06/20/2020	0.830%	$	11,500	$(17)	$(75)	$0	$(92)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	06/20/2020	0.585%	$	25,000	$489	$(6)	$483	$0
	China Government International Bond	1.000%	09/20/2020	1.213%		2,300	(2)	(21)	0	(23)
	Ford Motor Co.	5.000%	09/20/2021	1.648%		14,000	3,439	(825)	2,614	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	06/20/2020	4.516%		2,350	(386)	48	0	(338)
	Goldman Sachs Group, Inc.	1.000%	09/20/2020	0.972%		2,000	(2)	5	3	0
	Italy Government International Bond	1.000%	12/20/2018	0.816%		100	(5)	6	1	0
	Italy Government International Bond	1.000%	09/20/2019	0.934%		30,000	46	39	85	0
	MetLife, Inc.	1.000%	06/20/2020	0.887%		25,000	254	(118)	136	0
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		100	(2)	(1)	0	(3)
	Morgan Stanley	1.000%	06/20/2020	0.917%		26,600	210	(102)	108	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.110%		2,600	(12)	18	6	0
	Sprint Communications, Inc.	5.000%	06/20/2020	8.662%		700	33	(123)	0	(90)
BPS	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.129%		50,000	841	(509)	332	0
	China Government International Bond	1.000%	09/20/2020	1.213%		29,600	(219)	(71)	0	(290)
	China Government International Bond	1.000%	12/20/2020	1.261%		1,400	(27)	9	0	(18)
	Freeport-McMoRan, Inc.	1.000%	06/20/2018	4.869%		4,600	(118)	(327)	0	(445)
	Petrobras International Finance Co.	1.000%	06/20/2019	10.445%		3,250	(250)	(645)	0	(895)
	Petrobras International Finance Co.	1.000%	09/20/2019	10.431%		37,700	(2,053)	(8,817)	0	(10,870)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		8,000	(873)	(1,532)	0	(2,405)
	Petroleos Mexicanos	1.000%	09/20/2020	2.817%		15,700	(787)	(506)	0	(1,293)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Apache Corp.	1.000%	09/20/2020	1.864%	$	2,600	$(109)	$5	$0	$(104)
	Berkshire Hathaway, Inc.	1.000%	12/20/2021	0.785%		8,800	63	51	114	0
	Brazil Government International Bond	1.000%	03/20/2020	4.722%		4,000	(283)	(296)	0	(579)
	Ford Motor Co.	5.000%	09/20/2021	1.648%		15,000	3,653	(852)	2,801	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2020	0.972%		2,000	(2)	5	3	0
	Italy Government International Bond	1.000%	12/20/2018	0.816%		4,600	(229)	257	28	0
	Italy Government International Bond	1.000%	03/20/2020	1.004%		5,000	(8)	9	1	0
	MetLife, Inc.	1.000%	12/20/2021	1.131%		7,000	23	(74)	0	(51)
	MetLife, Inc.	1.000%	03/20/2022	1.161%		2,800	(4)	(22)	0	(26)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		9,000	(143)	(162)	0	(305)
	Petroleos Mexicanos	1.000%	09/20/2020	2.817%		4,600	(237)	(142)	0	(379)
	Shell International Finance BV	1.000%	03/20/2020	0.718%	EUR	850	19	(7)	12	0
	Sprint Communications, Inc.	5.000%	09/20/2020	8.819%	$	8,000	2	(1,108)	0	(1,106)
	Statoil ASA	1.000%	06/20/2016	0.173%		8,600	168	(114)	54	0
	Volkswagen International Finance NV	1.000%	12/20/2020	2.656%	EUR	4,050	(229)	(126)	0	(355)
CBK	Aegon NV	1.000%	09/20/2020	0.974%		7,000	71	(59)	12	0
	BMW Finance NV	1.000%	12/20/2020	1.149%		750	(12)	6	0	(6)
	China Government International Bond	1.000%	09/20/2020	1.213%	$	900	0	(9)	0	(9)
	Italy Government International Bond	1.000%	03/20/2020	1.004%		10,000	(19)	20	1	0
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		3,500	(61)	(58)	0	(119)
	Prudential Financial, Inc.	1.000%	06/20/2020	0.846%		20,000	194	(48)	146	0
	Sprint Communications, Inc.	5.000%	06/20/2020	8.662%		2,400	107	(415)	0	(308)
	Sprint Communications, Inc.	5.000%	09/20/2020	8.819%		2,400	45	(377)	0	(332)
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.104%		2,000	(5)	19	14	0
	Volkswagen International Finance NV	1.000%	12/20/2020	2.656%	EUR	4,300	(259)	(118)	0	(377)
DUB	Berkshire Hathaway, Inc.	1.000%	03/20/2024	0.990%	$	10,000	(159)	170	11	0
	Brazil Government International Bond	1.000%	06/20/2020	4.728%		5,400	(487)	(332)	0	(819)
	China Government International Bond	1.000%	09/20/2020	1.213%		10,000	29	(127)	0	(98)
	Danone S.A.	1.000%	03/20/2016	0.104%		2,000	32	(23)	9	0
	Italy Government International Bond	1.000%	12/20/2018	0.816%		1,800	(84)	95	11	0
	Italy Government International Bond	1.000%	06/20/2019	0.900%		86,900	94	246	340	0
	Italy Government International Bond	1.000%	09/20/2019	0.934%		1,400	(2)	6	4	0
	MetLife, Inc.	1.000%	03/20/2021	1.022%		10,000	(32)	24	0	(8)
	MetLife, Inc.	1.000%	09/20/2021	1.098%		24,800	250	(380)	0	(130)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		20,000	150	(424)	0	(274)
	Morgan Stanley	1.000%	03/20/2021	1.030%		24,700	(220)	188	0	(32)
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.084%		20,000	(202)	388	186	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.110%		13,500	(17)	48	31	0
	Prudential Financial, Inc.	1.000%	09/20/2021	1.054%		47,300	509	(639)	0	(130)
FBF	American Airlines Group, Inc.	5.000%	12/20/2015	1.304%		3,100	63	(33)	30	0
	American Airlines Group, Inc.	5.000%	12/20/2016	1.590%		2,050	43	45	88	0

42	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Danone S.A.	1.000%	12/20/2015	0.107%	EUR	400	$8	$(7)	$1	$0
	JPMorgan Chase & Co.	1.000%	09/20/2020	0.830%	$	13,300	122	(10)	112	0
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		4,500	(82)	(71)	0	(153)
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.084%		5,000	(50)	96	46	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.110%		1,500	(11)	14	3	0
	Statoil ASA	1.000%	06/20/2016	0.173%		3,000	58	(39)	19	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.104%		2,700	(11)	29	18	0
GST	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.217%		5,000	22	(2)	20	0
	BP Capital Markets America, Inc.	1.000%	06/20/2016	0.217%		5,500	49	(16)	33	0
	Brazil Government International Bond	1.000%	03/20/2020	4.722%		800	(68)	(48)	0	(116)
	Chesapeake Energy Corp.	5.000%	03/20/2020	12.520%		8,300	458	(2,310)	0	(1,852)
	China Government International Bond	1.000%	09/20/2020	1.213%		3,300	(6)	(26)	0	(32)
	Continental Resources, Inc.	1.000%	06/20/2016	2.507%		1,500	19	(35)	0	(16)
	Enbridge, Inc.	1.000%	09/20/2017	2.046%		9,000	155	(334)	0	(179)
	Freeport-McMoRan, Inc.	1.000%	09/20/2017	4.102%		3,000	(106)	(69)	0	(175)
	Gilead Sciences, Inc.	1.000%	06/20/2017	0.097%		5,000	(19)	99	80	0
	JPMorgan Chase & Co.	1.000%	09/20/2020	0.830%		16,000	139	(5)	134	0
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		4,500	17	(79)	0	(62)
	Morgan Stanley	1.000%	06/20/2020	0.917%		28,100	243	(129)	114	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.084%		2,500	(25)	48	23	0
	Petrobras International Finance Co.	1.000%	09/20/2019	10.431%		9,600	(545)	(2,223)	0	(2,768)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		3,000	(334)	(568)	0	(902)
	Petroleos Mexicanos	1.000%	09/20/2020	2.817%		16,000	(798)	(520)	0	(1,318)
	Russia Government International Bond	1.000%	06/20/2020	3.403%		1,400	(186)	44	0	(142)
	Russia Government International Bond	1.000%	09/20/2020	3.428%		35,500	(4,109)	300	0	(3,809)
	Shell International Finance BV	1.000%	03/20/2020	0.718%	EUR	1,800	42	(16)	26	0
	Spain Government International Bond	1.000%	06/20/2020	0.941%	$	26,600	370	(291)	79	0
	Sprint Communications, Inc.	5.000%	09/20/2020	8.819%		2,000	21	(297)	0	(276)
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.809%		3,000	(47)	143	96	0
	Viacom, Inc.	1.000%	03/20/2021	1.868%		4,700	(184)	(23)	0	(207)
	Volkswagen International Finance NV	1.000%	12/20/2020	2.656%	EUR	2,400	(126)	(84)	0	(210)
HUS	Brazil Government International Bond	1.000%	03/20/2020	4.722%	$	2,500	(200)	(162)	0	(362)
	Brazil Government International Bond	1.000%	06/20/2020	4.728%		300	(19)	(27)	0	(46)
	China Government International Bond	1.000%	09/20/2020	1.213%		13,300	(32)	(98)	0	(130)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		32,250	(50)	(296)	0	(346)
	Petrobras International Finance Co.	1.000%	06/20/2019	10.445%		5,400	(445)	(1,042)	0	(1,487)
	Russia Government International Bond	1.000%	09/20/2020	3.428%		1,000	(133)	26	0	(107)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.104%	$	10,000	$(60)	$128	$68	$0
JPM	Brazil Government International Bond	1.000%	03/20/2020	4.722%		2,700	(231)	(160)	0	(391)
	China Government International Bond	1.000%	09/20/2020	1.213%		6,000	(3)	(56)	0	(59)
	Constellation Energy Group	1.000%	06/20/2016	0.050%		40,000	(38)	327	289	0
	Danone S.A.	1.000%	12/20/2015	0.107%	EUR	14,200	269	(233)	36	0
	Encana Corp.	1.000%	06/20/2018	1.984%	$	1,600	(37)	(4)	0	(41)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	06/20/2020	4.516%		1,150	(191)	26	0	(165)
	Italy Government International Bond	1.000%	06/20/2020	1.040%		5,000	(6)	(2)	0	(8)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		2,500	(44)	(41)	0	(85)
	Morgan Stanley	1.000%	06/20/2020	0.917%		12,000	87	(38)	49	0
	Petroleos Mexicanos	1.000%	09/20/2020	2.817%		2,800	(151)	(80)	0	(231)
	Williams Cos., Inc.	1.000%	09/20/2019	2.453%		2,800	7	(159)	0	(152)
MYC	Chesapeake Energy Corp.	5.000%	09/20/2016	7.241%		3,000	98	(157)	0	(59)
	Chesapeake Energy Corp.	5.000%	03/20/2020	12.520%		6,500	356	(1,806)	0	(1,450)
	Freeport-McMoRan, Inc.	1.000%	09/20/2017	4.102%		8,000	(144)	(322)	0	(466)
	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		1,500	(146)	(183)	0	(329)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2020	4.562%		12,500	(1,973)	72	0	(1,901)
	Italy Government International Bond	1.000%	12/20/2018	0.816%		17,500	(815)	922	107	0
	Italy Government International Bond	1.000%	03/20/2019	0.860%		2,900	6	9	15	0
	Italy Government International Bond	1.000%	06/20/2019	0.900%		44,400	(173)	347	174	0
	Italy Government International Bond	1.000%	06/20/2020	1.040%		10,100	(17)	1	0	(16)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		18,950	(69)	(134)	0	(203)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		22,450	173	(480)	0	(307)
	Russian Railways	1.000%	03/20/2016	3.749%		1,500	(33)	14	0	(19)
	Spain Government International Bond	1.000%	06/20/2020	0.941%		25,000	322	(248)	74	0
	Teck Resources Ltd.	1.000%	03/20/2021	9.755%		10,000	(521)	(2,780)	0	(3,301)
	Volkswagen International Finance NV	1.000%	12/20/2020	2.656%	EUR	2,750	(162)	(79)	0	(241)
RYL	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.084%	$	2,500	(26)	49	23	0
SOG	Statoil ASA	1.000%	06/20/2016	0.173%		8,600	164	(110)	54	0
UAG	Statoil ASA	1.000%	06/20/2016	0.173%		5,000	100	(68)	32	0

							$(5,833)	$(31,114)	$9,389	$(46,336)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
FBF	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$	54,000	$(3,037)	$20	$0	$(3,017)
GST	CMBX.NA.AAA.8 Index	0.500%	10/17/2057		4,000	(201)	(22)	0	(223)
MEI	CMBX.NA.AAA.8 Index	0.500%	10/17/2057		10,700	(599)	1	0	(598)
MYC	MCDX-24 10-Year Index	1.000%	06/20/2025		11,100	(376)	30	0	(346)

						$(4,213)	$29	$0	$(4,184)

44	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	13,400	$(20)	$(338)	$0	$(358)
	Receive	3-Month USD-CPURNSA Index	1.303%	09/30/2020	$	116,700	0	119	119	0
	Receive	3-Month USD-CPURNSA Index	1.273%	09/30/2020		53,700	0	135	135	0
	Receive	3-Month USD-CPURNSA Index	1.278%	10/01/2020		53,500	0	122	122	0
	Receive	3-Month USD-CPURNSA Index	1.730%	08/26/2025		5,500	0	(43)	0	(43)
BPS	Pay	1-Year BRL-CDI	14.720%	01/02/2018	BRL	300,000	(179)	(963)	0	(1,142)
CBK	Receive	1-Year BRL-CDI	12.195%	01/04/2021		78,400	0	1,750	1,750	0
	Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	8,000	135	564	699	0
DUB	Pay	1-Year BRL-CDI	15.510%	07/01/2016	BRL	324,500	52	39	91	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		65,000	(67)	(1,668)	0	(1,735)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		290,900	170	(3,874)	0	(3,704)
	Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	24,200	432	1,682	2,114	0
	Receive	3-Month USD-CPURNSA Index	1.540%	11/07/2016	$	3,300	0	(74)	0	(74)
GLM	Pay	1-Year BRL-CDI	14.720%	01/02/2018	BRL	551,600	22	(2,121)	0	(2,099)
	Pay	1-Year BRL-CDI	15.500%	01/02/2018		120,000	12	(104)	0	(92)
HUS	Pay	1-Year BRL-CDI	13.730%	01/02/2018		105,000	38	(873)	0	(835)
	Pay	1-Year BRL-CDI	14.720%	01/02/2018		100,000	(59)	(322)	0	(381)
JPM	Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	6,200	109	433	542	0
MYC	Receive	3-Month USD-CPURNSA Index	1.533%	11/07/2016	$	12,900	0	(287)	0	(287)

							$645	$(5,823)	$5,572	$(10,750)

Total Swap Agreements							$(9,418)	$(36,983)	$14,961	$(61,362)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $53,067 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$0	$0	$0	$0	$(217)	$0	$0	$(217)	$(217)	$0	$(217)
BOA	613	0	3,812	4,425	(121)	(97)	(855)	(1,073)	3,352	(2,940)	412
BPS	2,013	0	332	2,345	0	(28)	(17,358)	(17,386)	(15,041)	16,749	1,708
BRC	426	0	3,013	3,439	0	(439)	(2,905)	(3,344)	95	(430)	(335)
CBK	527	0	2,622	3,149	(423)	(141)	(1,151)	(1,715)	1,434	(1,680)	(246)
DUB	4,469	1,671	2,797	8,937	(2,532)	(1,346)	(7,004)	(10,882)	(1,945)	(2,740)	(4,685)
FBF	33	0	317	350	(396)	0	(3,170)	(3,566)	(3,216)	2,727	(489)
GLM	545	835	0	1,380	(703)	0	(2,191)	(2,894)	(1,514)	1,978	464
GST	0	0	605	605	0	(82)	(12,379)	(12,461)	(11,856)	13,055	1,199
HUS	986	0	68	1,054	(169)	0	(3,694)	(3,863)	(2,809)	2,500	(309)
JPM	9,150	0	916	10,066	(1,564)	(269)	(1,132)	(2,965)	7,101	(8,980)	(1,879)
MEI	0	0	0	0	0	0	(598)	(598)	(598)	0	(598)
MSB	8,910	0	0	8,910	(492)	0	0	(492)	8,418	(9,620)	(1,202)
MYC	0	3,172	370	3,542	0	(2,798)	(8,925)	(11,723)	(8,181)	8,593	412
NAB	343	0	0	343	0	0	0	0	343	(359)	(16)
RYL	0	0	23	23	0	0	0	0	23	0	23
SCX	1,184	377	0	1,561	(3,005)	(363)	0	(3,368)	(1,807)	1,601	(206)
SOG	0	0	54	54	0	0	0	0	54	0	54
UAG	604	0	32	636	(570)	0	0	(570)	66	1,634	1,700

Total Over the Counter	$29,803	$6,055	$14,961	$50,819	$(10,192)	$(5,563)	$(61,362)	$(77,117)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

46	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$343	$343
Swap Agreements	0	491	0	0	1,838	2,329

	$0	$491	$0	$0	$2,181	$2,672

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$29,803	$0	$29,803
Purchased Options	0	0	0	377	5,678	6,055
Swap Agreements	0	9,389	0	0	5,572	14,961

	$0	$9,389	$0	$30,180	$11,250	$50,819

	$0	$9,880	$0	$30,180	$13,431	$53,491

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$633	$633
Swap Agreements	0	109	0	0	1,078	1,187

	$0	$109	$0	$0	$1,711	$1,820

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,192	$0	$10,192
Written Options	0	1,246	0	363	3,954	5,563
Swap Agreements	0	50,612	0	0	10,750	61,362

	$0	$51,858	$0	$10,555	$14,704	$77,117

	$0	$51,967	$0	$10,555	$16,415	$78,937

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$150	$0	$20	$170
Futures	0	0	0	0	2,062	2,062
Swap Agreements	0	7,862	0	0	8,301	16,163

	$0	$7,862	$150	$0	$10,383	$18,395

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,104	$0	$17,104
Purchased Options	0	0	8,197	0	(7,086)	1,111
Written Options	0	1,324	5,780	578	9,532	17,214
Swap Agreements	0	1,729	0	0	(410)	1,319

	$0	$3,053	$13,977	$17,682	$2,036	$36,748

	$0	$10,915	$14,127	$17,682	$12,419	$55,143

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(7,777)	$(7,777)
Swap Agreements	0	(26,005)	0	0	(19,527)	(45,532)

	$0	$(26,005)	$0	$0	$(27,304)	$(53,309)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(27,625)	$0	$(27,625)
Purchased Options	0	0	(7,230)	(19)	7,056	(193)
Written Options	0	(424)	(5,405)	8,329	(4,790)	(2,290)
Swap Agreements	0	(21,770)	0	0	(4,789)	(26,559)

	$0	$(22,194)	$(12,635)	$(19,315)	$(2,523)	$(56,667)

	$0	$(48,199)	$(12,635)	$(19,315)	$(29,827)	$(109,976)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$376,974	$120,322	$497,296
Corporate Bonds & Notes
Banking & Finance	0	2,325,389	34,573	2,359,962
Industrials	8,795	1,379,833	7,991	1,396,619
Utilities	0	374,731	4,693	379,424
Municipal Bonds & Notes
California	0	10,823	0	10,823
Colorado	0	9,127	0	9,127
Illinois	0	7,885	0	7,885
New Jersey	0	2,742	0	2,742
New York	0	3,304	0	3,304
Ohio	0	19,551	0	19,551

48	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Washington	$0	$2,222	$0	$2,222
U.S. Government Agencies	0	9,600	0	9,600
U.S. Treasury Obligations	0	1,911,813	0	1,911,813
Mortgage-Backed Securities	2,125	167,272	0	169,397
Asset-Backed Securities	0	346,219	2,638	348,857
Sovereign Issues	0	188,776	0	188,776
Convertible Preferred Securities
Banking & Finance	0	9,050	0	9,050
Preferred Securities
Banking & Finance	490	32,692	0	33,182
Real Estate Investment Trusts
Banking & Finance	0	5,101	0	5,101
Short-Term Instruments
Certificates of Deposit	0	108,786	0	108,786
U.S. Treasury Bills	0	20,099	0	20,099
	$11,410	$7,311,989	$170,217	$7,493,616

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$194	$0	$0	$194

Total Investments	$11,604	$7,311,989	$170,217	$7,493,810

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	343	2,229	0	2,572
Over the counter	0	50,819	0	50,819
	$343	$53,048	$0	$53,391

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(633)	(1,187)	0	(1,820)
Over the counter	0	(77,101)	(16)	(77,117)
	$(633)	$(78,288)	$(16)	$(78,937)

Totals	$11,314	$7,286,749	$170,201	$7,468,264

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$144,369	$4,809	$(22,934)	$17	$36	$401	$0	$(6,376)	$120,322	$390
Corporate Bonds & Notes
Banking & Finance	37,104	565	0	(11)	0	(3,085)	0	0	34,573	(3,085)
Industrials	79,013	0	(17,812)	(108)	390	(2,459)	0	(51,033)	7,991	(161)
Utilities	9,958	0	(481)	(5)	(31)	(235)	0	(4,513)	4,693	(100)
Asset-Backed Securities	10,518	0	(674)	0	0	(9)	0	(7,197)	2,638	1

	$280,962	$5,374	$(41,901)	$(107)	$395	$(5,387)	$0	$(69,119)	$170,217	$(2,955)

Financial Derivative Instruments - Liabilities
Over the counter	(8)	0	0	0	0	(8)	0	0	(16)	(8)

Totals	$280,954	$5,374	$(41,901)	$(107)	$395	$(5,395)	$0	$(69,119)	$170,201	$(2,963)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(Unaudited)

September 30, 2015

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$110,097	Proxy Pricing	Base Price	98.13-102.19
	10,225	Third Party Vendor	Broker Quote	87.25-100.00
Corporate Bonds & Notes
Banking & Finance	34,573	Proxy Pricing	Base Price	100.00-103.38
Industrials	7,991	Third Party Vendor	Broker Quote	100.38-108.88
Utilities	4,651	Proxy Pricing	Base Price	101.34
	42	Third Party Vendor	Broker Quote	100.00
Asset-Backed Securities	2,638	Third Party Vendor	Broker Quote	99.91

Financial Derivative Instruments - Liabilities
Over the counter	(16)	Indicative Market Quotation	Broker Quote	(1.09)

Total	$170,201

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

50	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2015

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the PIMCO Investment Grade Corporate Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Notes to Financial Statements (Cont.)

translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have

52	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2015

been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Notes to Financial Statements (Cont.)

(together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

54	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2015

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Notes to Financial Statements (Cont.)

and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and

56	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2015

dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in

58	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2015

the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s

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insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2015, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs

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are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the

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Notes to Financial Statements (Cont.)

full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$12	$0	$(12)	$0	$0	$0	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

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Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$197,145	$1,299,906	$(1,496,900)	$64	$(21)	$194	$206	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee

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for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

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(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the

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Notes to Financial Statements (Cont.)

swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure

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during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Notes to Financial Statements (Cont.)

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

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Notes to Financial Statements (Cont.)

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

The Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Fund’s performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Fund could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s

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base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain

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Notes to Financial Statements (Cont.)

transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated

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in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A and C Classes
0.25%	0.35%	0.25%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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Notes to Financial Statements (Cont.)

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including

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audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$219,270	$340,305

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be

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Notes to Financial Statements (Cont.)

indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,901,450	$1,110,262	$2,394,145	$2,440,703

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	69,074	$731,239	241,688	$2,588,353
Class P	19,497	205,252	31,273	334,787
Administrative Class	4,933	52,123	9,834	105,260
Class D	9,080	96,250	22,539	241,313
Class A	8,583	90,450	24,357	259,905
Class C	4,284	45,223	9,092	97,270

Issued as reinvestment of distributions
Institutional Class	6,806	71,436	15,858	169,222
Class P	661	6,942	1,269	13,547
Administrative Class	319	3,343	672	7,169
Class D	909	9,541	2,084	22,235
Class A	1,453	15,249	4,118	43,937
Class C	580	6,090	1,781	18,991

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	Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Cost of shares redeemed
Institutional Class	(71,663)	(753,675)	(147,328)	(1,574,279)
Class P	(8,165)	(86,069)	(13,996)	(149,351)
Administrative Class	(3,463)	(36,447)	(7,703)	(82,353)
Class D	(13,568)	(142,513)	(17,590)	(187,666)
Class A	(13,596)	(143,087)	(40,688)	(434,738)
Class C	(6,947)	(73,272)	(16,587)	(176,901)
Net increase resulting from Fund share transactions	8,777	$98,075	120,673	$1,296,701

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

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Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2015

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$7,562,410	$170,556	$(239,156)	$(68,600)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

78	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JPMorgan Chase Bank N.A.
BCY	Barclays Capital, Inc.	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	MEI	Merrill Lynch International
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	NAB	National Australia Bank Ltd.
DUB	Deutsche Bank AG	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GSC	Goldman Sachs & Co.	TDM	TD Securities (USA) LLC
GST	Goldman Sachs International	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.	UBS	UBS Securities LLC
IND	Crédit Agricole Corporate and Investment Bank S.A.

Currency Abbreviations:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CNH	Chinese Renminbi (Offshore)	NZD	New Zealand Dollar
CNY	Chinese Renminbi (Mainland)	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TWD	Taiwanese Dollar
HKD	Hong Kong Dollar	USD (or $)	United States Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

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The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

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In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen

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deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The

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purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested

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in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or

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class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

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With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer

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agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment

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professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

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(Unaudited)

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

90	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2015.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	91

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4021SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

PIMCO Total Return Fund IV

Share Classes

■	Institutional
■	P
■	A
■	C

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was

2	PIMCO TOTAL RETURN FUND IV

2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■	EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Chairman’s Letter (Cont.)

ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TOTAL RETURN FUND IV

Important Information About the PIMCO Total Return Fund IV

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the PIMCO Total Return Fund IV (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Class A, and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class and Class P shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C
PIMCO Total Return Fund IV	05/26/11	05/26/11	05/26/11	—	—	05/26/11	06/01/12

6	PIMCO TOTAL RETURN FUND IV

For periods prior to the inception date of the Class C shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class C shares.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO Total Return Fund IV

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (05/26/11)
PIMCO Total Return Fund IV Institutional Class	-2.26%	0.91%	3.87%
PIMCO Total Return Fund IV Class P	-2.31%	0.80%	3.76%
PIMCO Total Return Fund IV Class A	-2.43%	0.56%	3.51%
PIMCO Total Return Fund IV Class A (adjusted)	-6.10%	-3.18%	2.61%
PIMCO Total Return Fund IV Class C	-2.81%	-0.08%	2.77%
PIMCO Total Return Fund IV Class C (adjusted)	-3.77%	-1.05%	2.77%
Barclays U.S. Aggregate Index	-0.47%	2.94%	3.19%
Lipper Core Plus Bond Funds Average	-1.86%	0.82%	3.38%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 05/31/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares 0.85% for Class A shares, and 1.60% for Class C shares.

8	PIMCO TOTAL RETURN FUND IV

Institutional Class - PTUIX	Class A - PTUZX
Class P - PTUPX	Class C - PTUCX

Allocation Breakdown†

U.S. Government Agencies	29.0%
Corporate Bonds & Notes	26.5%
U.S. Treasury Obligations	23.8%
Mortgage-Backed Securities	10.1%
Short-Term Instruments‡	1.1%
Other	9.5%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

The PIMCO Total Return Fund IV seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	An underweight in investment grade corporate credits positively contributed to performance, as spreads widened during the reporting period.

»

Long dollar positions versus a basket of emerging market currencies, particularly the Brazilian real, benefited performance, as the currency depreciated relative to the U.S. dollar during the reporting period.

»	U.S. interest rate strategies detracted from performance, particularly duration, yield curve positioning and instrument selection, as the yield curve steepened and U.S. dollar swaps outperformed U.S. Treasuries during the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities detracted from performance, as breakeven inflation rates declined over the reporting period.

»	Duration (or sensitivity to changes in market interest rates) exposure in Germany detracted from performance, as rates rose and the yield curve steepened during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

Expense Example PIMCO Total Return Fund IV

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$977.40	$2.52	$1,000.00	$1,022.45	$2.58	0.51%
Class P	1,000.00	976.90	3.01	1,000.00	1,021.95	3.08	0.61
Class A	1,000.00	975.70	4.25	1,000.00	1,020.70	4.34	0.86
Class C	1,000.00	971.90	7.94	1,000.00	1,016.95	8.12	1.61

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	PIMCO TOTAL RETURN FUND IV

Benchmark Descriptions

Index	Description

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Financial Highlights PIMCO Total Return Fund IV

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Institutional Class
04/01/2015 - 09/30/2015+	$10.74	$0.13	$(0.37)	$(0.24)	$(0.13)	$0.00
03/31/2015	10.52	0.13	0.36	0.49	(0.20)	(0.07)
03/31/2014	10.90	0.15	(0.32)	(0.17)	(0.14)	(0.07)
03/31/2013	10.67	0.21	0.63	0.84	(0.31)	(0.30)
05/26/2011 - 03/31/2012	10.00	0.19	0.63	0.82	(0.15)	0.00
Class P
04/01/2015 - 09/30/2015+	10.74	0.12	(0.37)	(0.25)	(0.12)	0.00
03/31/2015	10.52	0.08	0.40	0.48	(0.19)	(0.07)
03/31/2014	10.90	0.15	(0.33)	(0.18)	(0.13)	(0.07)
03/31/2013	10.67	0.22	0.61	0.83	(0.30)	(0.30)
05/26/2011 - 03/31/2012	10.00	0.23	0.59	0.82	(0.15)	0.00
Class A
04/01/2015 - 09/30/2015+	10.74	0.11	(0.37)	(0.26)	(0.11)	0.00
03/31/2015	10.52	0.09	0.36	0.45	(0.16)	(0.07)
03/31/2014	10.90	0.11	(0.31)	(0.20)	(0.11)	(0.07)
03/31/2013	10.67	0.16	0.64	0.80	(0.27)	(0.30)
05/26/2011 - 03/31/2012	10.00	0.17	0.63	0.80	(0.13)	0.00
Class C
04/01/2015 - 09/30/2015+	10.74	0.07	(0.37)	(0.30)	(0.07)	0.00
03/31/2015	10.52	0.03	0.36	0.39	(0.10)	(0.07)
03/31/2014	10.90	0.04	(0.32)	(0.28)	(0.03)	(0.07)
06/01/2012 - 03/31/2013	10.90	0.06	0.40	0.46	(0.16)	(0.30)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

12	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.13)	$10.37	(2.26)%	$1,334,437	0.51	%*	0.51	%*	0.50	%*	0.50	%*	2.41	%*	211%
(0.27)	10.74	4.72	1,657,422	0.50		0.50		0.50		0.50		1.20		245
(0.21)	10.52	(1.49)	1,288,744	0.50		0.50		0.50		0.50		1.40		422
(0.61)	10.90	8.03	864,590	0.50		0.50		0.50		0.50		1.95		540
(0.15)	10.67	8.27	698,774	0.50	*	0.51	*	0.50	*	0.51	*	2.16	*	771

(0.12)	10.37	(2.31)	2,229	0.61	*	0.61	*	0.60	*	0.60	*	2.27	*	211
(0.26)	10.74	4.61	4,537	0.60		0.60		0.60		0.60		0.75		245
(0.20)	10.52	(1.59)	227	0.60		0.60		0.60		0.60		1.37		422
(0.60)	10.90	7.93	394	0.60		0.60		0.60		0.60		1.95		540
(0.15)	10.67	8.18	4,969	0.60	*	0.61	*	0.60	*	0.61	*	2.54	*	771

(0.11)	10.37	(2.43)	15,838	0.86	*	0.86	*	0.85	*	0.85	*	2.06	*	211
(0.23)	10.74	4.35	17,232	0.85		0.85		0.85		0.85		0.86		245
(0.18)	10.52	(1.83)	22,889	0.85		0.85		0.85		0.85		1.07		422
(0.57)	10.90	7.66	21,829	0.85		0.85		0.85		0.85		1.50		540
(0.13)	10.67	7.98	2,184	0.85	*	0.86	*	0.85	*	0.86	*	1.94	*	771

(0.07)	10.37	(2.81)	2,523	1.61	*	1.61	*	1.60	*	1.60	*	1.30	*	211
(0.17)	10.74	3.73	2,949	1.49		1.60		1.49		1.60		0.24		245
(0.10)	10.52	(2.54)	5,520	1.60		1.60		1.60		1.60		0.33		422
(0.46)	10.90	4.33	4,095	1.60	*	1.60	*	1.60	*	1.60	*	0.69	*	540

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Statement of Assets and Liabilities PIMCO Total Return Fund IV

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$1,924,107
Investments in Affiliates	190
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,490
Over the counter	28,357
Cash	63
Deposits with counterparty	5,049
Foreign currency, at value	3,624
Receivable for investments sold	442,875
Receivable for Fund shares sold	3,487
Interest and dividends receivable	8,905
Other assets	9
Total Assets	2,418,156
Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$84,156
Financial Derivative Instruments
Exchange-traded or centrally cleared	274
Over the counter	4,789
Payable for investments purchased	943,478
Deposits from counterparty	28,360
Payable for Fund shares redeemed	1,507
Dividends payable	2
Accrued investment advisory fees	277
Accrued supervisory and administrative fees	279
Accrued distribution fees	2
Accrued servicing fees	4
Other liabilities	1
Total Liabilities	1,063,129

Net Assets	$1,355,027
Net Assets Consist of:
Paid in capital	$1,381,956
(Overdistributed) net investment income	(11,172)
Accumulated undistributed net realized gain	6,635
Net unrealized (depreciation)	(22,392)
$1,355,027

Cost of Investments in securities	$1,949,756
Cost of Investments in Affiliates	$190
Cost of Foreign Currency Held	$3,626
Cost or Premiums of Financial Derivative Instruments, net	$(492)

* Includes repurchase agreements of:	$8,576

14	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

September 30, 2015 (Unaudited)

Net Assets:
Institutional Class	$1,334,437
Class P	2,229
Class A	15,838
Class C	2,523
Shares Issued and Outstanding:
Institutional Class	128,706
Class P	215
Class A	1,528
Class C	243
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.37
Class P	10.37
Class A	10.37
Class C	10.37

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Statement of Operations PIMCO Total Return Fund IV

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$23,072
Dividends from Investments in Affiliates	36
Total Income	23,108

Expenses:
Investment advisory fees	1,983
Supervisory and administrative fees	1,994
Distribution fees - Class C	10
Servicing fees - Class A	21
Servicing fees - Class C	4
Trustee fees	1
Interest expense	62
Total Expenses	4,075

Net Investment Income	19,033

Net Realized Gain (Loss):
Investments in securities	(6,520)
Investments in Affiliates	26
Exchange-traded or centrally cleared financial derivative instruments	(13,147)
Over the counter financial derivative instruments	5,212
Foreign currency	1,466

Net Realized (Loss)	(12,963)

Net Change in Unrealized (Depreciation):
Investments in securities	(38,666)
Investments in Affiliates	(4)
Exchange-traded or centrally cleared financial derivative instruments	(1,267)
Over the counter financial derivative instruments	(2,744)
Foreign currency assets and liabilities	(15)

Net Change in Unrealized (Depreciation)	(42,696)

Net (Decrease) in Net Assets Resulting from Operations	$(36,626)

* Foreign tax withholdings	$2

16	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Total Return Fund IV

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$19,033	$18,036
Net realized gain (loss)	(12,963)	41,805
Net change in unrealized appreciation (depreciation)	(42,696)	10,825

Net increase (decrease) in net assets resulting from operations	(36,626)	70,666

Distributions to Shareholders:
From net investment income
Institutional Class	(19,082)	(28,284)
Class P	(30)	(10)
Class A	(174)	(282)
Class C	(18)	(29)
From net realized capital gains
Institutional Class	0	(10,489)
Class P	0	(1)
Class A	0	(116)
Class C	0	(21)

Total Distributions(a)	(19,304)	(39,232)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(271,183)	333,326

Total Increase (Decrease) in Net Assets	(327,113)	364,760

Net Assets:
Beginning of period	1,682,140	1,317,380
End of period*	$1,355,027	$1,682,140

* Including (overdistributed) net investment income of:	$(11,172)	$(10,901)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Schedule of Investments PIMCO Total Return Fund IV

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.0%

CORPORATE BONDS & NOTES 37.7%

BANKING & FINANCE 20.9%
ABN AMRO Bank NV
2.450% due 06/04/2020		$12,800	$12,912
AIA Group Ltd.
3.125% due 03/13/2023		3,000	2,937
American Express Credit Corp.
2.600% due 09/14/2020		4,200	4,222
Banco de Credito e Inversiones
3.000% due 09/13/2017		500	505
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,900	2,892
Banco Santander Chile
1.186% due 04/11/2017		2,200	2,168
3.875% due 09/20/2022		1,700	1,699
Bank of America Corp.
0.666% due 05/23/2017	EUR	2,600	2,892
1.097% due 09/15/2026		$400	347
5.750% due 12/01/2017		1,600	1,730
6.000% due 09/01/2017		2,500	2,696
6.400% due 08/28/2017		9,800	10,640
6.500% due 08/01/2016		2,300	2,403
6.875% due 04/25/2018		3,400	3,802
Bank of America N.A.
6.000% due 10/15/2036		600	722
Barclays Bank PLC
10.179% due 06/12/2021		3,900	5,118
14.000% due 06/15/2019 (e)	GBP	4,300	8,383
BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	1,089
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		100	100
Caixa Economica Federal
2.375% due 11/06/2017		500	454
4.250% due 05/13/2019		200	176
Citigroup, Inc.
0.820% due 05/01/2017		12,700	12,664
1.300% due 04/01/2016		3,600	3,607
4.450% due 01/10/2017		300	312
Citizens Bank N.A.
1.600% due 12/04/2017		4,000	3,987
Credit Agricole S.A.
0.881% due 06/12/2017		800	800
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,800	2,726
Depfa ACS Bank
3.875% due 11/14/2016	EUR	7,000	8,147
5.500% due 04/25/2016		$2,700	2,771
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (e)		4,250	4,239

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dexia Credit Local S.A.
1.875% due 01/29/2020		$11,400	$11,397
Fidelity National Financial, Inc.
5.500% due 09/01/2022		1,000	1,071
Fifth Third Bancorp
0.765% due 12/20/2016		1,200	1,193
Ford Motor Credit Co. LLC
1.069% due 01/17/2017		5,900	5,847
General Electric Capital Corp.
3.800% due 06/18/2019		600	644
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,900	1,912
3.150% due 01/15/2020		500	496
3.200% due 07/13/2020		4,000	3,956
Goldman Sachs Group, Inc.
0.958% due 06/04/2017		600	600
0.999% due 05/22/2017		8,500	8,499
1.454% due 04/23/2020		11,000	11,041
5.350% due 01/15/2016		3,600	3,646
6.000% due 06/15/2020		5,940	6,831
7.500% due 02/15/2019		1,400	1,637
HBOS PLC
1.032% due 09/06/2017		4,300	4,276
HSBC Holdings PLC
6.500% due 05/02/2036		12,100	14,358
ICICI Bank Ltd.
5.750% due 11/16/2020		2,300	2,568
ING Bank NV
2.625% due 12/05/2022		4,200	4,264
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,694
JPMorgan Chase & Co.
5.300% due 05/01/2020 (e)		4,200	4,137
6.300% due 04/23/2019		6,900	7,850
KEB Hana Bank
3.125% due 06/26/2017		1,200	1,229
Lloyds Bank PLC
3.500% due 05/14/2025		4,200	4,169
5.125% due 03/07/2025	GBP	2,000	3,682
MetLife, Inc.
5.250% due 06/15/2020 (e)		$4,200	4,179
Morgan Stanley
5.375% due 10/15/2015		3,000	3,005
7.300% due 05/13/2019		3,300	3,855
MUFG Americas Holdings Corp.
2.250% due 02/10/2020		4,400	4,390
Navient Corp.
5.140% due 06/15/2016		10,000	10,069
Rabobank Group
11.000% due 06/30/2019 (e)		7,900	9,743

18	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited) September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rio Oil Finance Trust
6.250% due 07/06/2024		$1,000	$642
6.750% due 01/06/2027		4,400	2,732
Royal Bank of Scotland PLC
4.350% due 01/23/2017	EUR	2,000	2,305
Sumitomo Mitsui Banking Corp.
0.606% due 07/11/2017		$7,500	7,453
UBS AG
0.884% due 06/01/2017		2,300	2,299
1.174% due 06/01/2020		800	801
Wells Fargo & Co.
3.000% due 02/19/2025		5,200	5,021
3.300% due 09/09/2024		4,500	4,473
7.980% due 03/15/2018 (e)		7,100	7,508

			283,612

INDUSTRIALS 10.6%
Actavis Funding SCS
3.000% due 03/12/2020		7,100	7,126
3.450% due 03/15/2022		5,300	5,235
Air Canada Pass-Through Trust
5.375% due 11/15/2022		973	1,001
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		7,800	7,670
3.600% due 11/28/2024		1,000	936
Apple, Inc.
2.150% due 02/09/2022		11,000	10,736
2.850% due 05/06/2021		500	514
Con-way, Inc.
7.250% due 01/15/2018		200	207
Crown Castle Towers LLC
3.222% due 05/15/2042		4,400	4,295
3.663% due 05/15/2045		6,500	6,344
Flextronics International Ltd.
4.750% due 06/15/2025		4,300	4,176
Home Depot, Inc.
2.625% due 06/01/2022		8,500	8,505
Kinder Morgan, Inc.
3.050% due 12/01/2019		7,500	7,371
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		4,200	4,053
McGraw Hill Financial, Inc.
2.500% due 08/15/2018		1,400	1,412
Medtronic, Inc.
3.500% due 03/15/2025		4,490	4,589
Merck & Co., Inc.
2.350% due 02/10/2022		5,900	5,821
2.750% due 02/10/2025		5,600	5,460
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018		4,800	4,905
Philip Morris International, Inc.
3.250% due 11/10/2024		4,300	4,302

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
President and Fellows of Harvard College
6.500% due 01/15/2039	$5,600	$7,760
Reynolds American, Inc.
3.250% due 06/12/2020	5,200	5,353
5.700% due 08/15/2035	4,300	4,689
SABMiller Holdings, Inc.
2.450% due 01/15/2017	3,600	3,649
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	2,650	2,673
Starbucks Corp.
4.300% due 06/15/2045	4,100	4,215
Telefonica Emisiones S.A.U.
0.976% due 06/23/2017	4,800	4,785
Tencent Holdings Ltd.
2.875% due 02/11/2020	8,300	8,247
Wynn Las Vegas LLC
5.500% due 03/01/2025	8,200	7,062

		143,091

UTILITIES 6.2%
AT&T, Inc.
3.400% due 05/15/2025	3,900	3,732
BP Capital Markets PLC
2.521% due 01/15/2020	3,500	3,550
3.506% due 03/17/2025	5,690	5,633
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	8,300	8,190
Exelon Corp.
2.850% due 06/15/2020	4,300	4,343
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,900	2,012
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	4,000	4,073
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,300	2,355
3.000% due 09/19/2022	2,300	2,305
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	2,368	858
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2023	2,446	669
Petrobras Global Finance BV
1.953% due 05/20/2016	2,500	2,362
2.000% due 05/20/2016	300	289
2.429% due 01/15/2019	1,300	900
3.214% due 03/17/2020	100	69
3.250% due 03/17/2017	1,700	1,504
3.500% due 02/06/2017	1,200	1,069
3.875% due 01/27/2016	4,100	4,033
4.375% due 05/20/2023	2,800	1,834
6.250% due 03/17/2024	600	440
6.850% due 06/05/2115	3,500	2,222
7.875% due 03/15/2019	2,500	2,062

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petroleos Mexicanos
8.000% due 05/03/2019	$200	$227
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	525	564
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	9,200	9,080
State Grid Overseas Investment Ltd.
3.125% due 05/22/2023	5,200	5,123
Verizon Communications, Inc.
0.733% due 06/09/2017	6,500	6,477
2.086% due 09/14/2018	5,700	5,865
3.650% due 09/14/2018	1,500	1,582

		83,422

Total Corporate Bonds & Notes (Cost $518,766)		510,125

MUNICIPAL BONDS & NOTES 3.3%

CALIFORNIA 1.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	3,300	4,545
6.918% due 04/01/2040	1,200	1,584
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	3,500	4,907
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	2,700	3,617
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	4,500	6,315
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	4,353

		25,321

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	700	852

NEW YORK 0.9%
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	600	699
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	6,999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	$4,200	$4,068

		11,766

TEXAS 0.4%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,500	5,781

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	597

Total Municipal Bonds & Notes (Cost $40,123)		44,317

U.S. GOVERNMENT AGENCIES 41.2%
Fannie Mae
0.744% due 06/25/2041	9	9
2.310% due 08/01/2022	100	101
2.935% due 11/01/2021	10,916	11,424
3.000% due 06/01/2029 - 11/01/2045	60,148	60,930
3.500% due 10/25/2041 - 11/01/2045	135,507	140,714
3.956% due 02/25/2033	6,409	6,555
4.000% due 11/01/2045	168,000	178,920
4.500% due 02/01/2031 - 11/01/2045	86,687	94,021
5.000% due 08/01/2040 - 11/01/2045	6,046	6,660
5.500% due 11/01/2032 - 10/01/2045	7,339	8,201
Freddie Mac
3.500% due 11/01/2045	11,000	11,427
4.000% due 11/01/2045	6,000	6,376
5.000% due 03/01/2024 - 12/01/2038	2,201	2,413
5.500% due 04/01/2038	568	629
Ginnie Mae
0.000% due 11/20/2039 (a)(c)	3,500	2,625
3.000% due 10/01/2045	2,000	2,042
3.500% due 11/01/2045 - 12/01/2045	12,000	12,523
4.000% due 10/01/2045 - 11/01/2045	11,000	11,710
5.000% due 05/15/2038 - 10/01/2045	1,004	1,103

Total U.S. Government Agencies (Cost $555,060)		558,383

20	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited) September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 33.9%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)		$30,600	$28,198
2.750% due 08/15/2042		9,200	8,980
2.750% due 11/15/2042 (g)		14,100	13,743
2.875% due 05/15/2043		800	798
2.875% due 08/15/2045 (g)		20,400	20,406
3.000% due 05/15/2042 (g)		14,700	15,093
3.000% due 11/15/2044		12,900	13,185
3.125% due 02/15/2042		5,200	5,477
3.125% due 02/15/2043		2,500	2,620
3.125% due 08/15/2044 (g)		26,100	27,337
3.375% due 05/15/2044 (g)		13,400	14,718
4.250% due 05/15/2039		5,300	6,686
4.375% due 11/15/2039		7,500	9,630
4.375% due 05/15/2040		3,000	3,854
4.500% due 08/15/2039		7,100	9,270
4.625% due 02/15/2040		1,700	2,261
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2020 (i)		5,707	5,676
0.125% due 01/15/2022		36,062	35,198
0.125% due 07/15/2022 (i)		26,360	25,747
0.250% due 01/15/2025		4,635	4,450
0.375% due 07/15/2023 (i)		1,231	1,211
0.375% due 07/15/2025 (g)		10,667	10,407
0.625% due 07/15/2021 (i)		27,425	27,844
0.750% due 02/15/2042		1,056	928
0.750% due 02/15/2045		6,284	5,467
1.250% due 07/15/2020 (i)		2,626	2,760
1.375% due 02/15/2044		102	104
1.750% due 01/15/2028		25,586	28,338
2.000% due 01/15/2026		16,714	18,786
2.375% due 01/15/2025 (i)		19,245	22,181
2.375% due 01/15/2027		17,160	20,121
2.500% due 01/15/2029		25,788	30,998
3.875% due 04/15/2029		2,032	2,807
U.S. Treasury Notes
2.250% due 11/15/2024 (i)		12,000	12,231
2.500% due 05/15/2024 (i)		15,000	15,634
1.750% due 09/30/2022		4,000	3,999
2.000% due 08/31/2021		300	307
2.750% due 02/15/2024		1,500	1,595

Total U.S. Treasury Obligations (Cost $467,762)			459,045

MORTGAGE-BACKED SECURITIES 14.3%
Adjustable Rate Mortgage Trust
0.444% due 10/25/2035		4,128	3,847
Aire Valley Mortgages PLC
0.263% due 09/20/2066	EUR	2,303	2,445
Alba PLC
0.724% due 11/21/2037	GBP	2,839	3,863
0.758% due 03/17/2039		5,500	7,476
1.759% due 04/24/2049		5,027	7,502

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAMLL Commercial Mortgage Securities Trust
1.418% due 01/15/2028		$8,200	$8,131
Banc of America Funding Trust
2.717% due 05/25/2035		4,404	4,498
Banc of America Mortgage Trust
6.500% due 10/25/2031		15	16
BCAP LLC Trust
0.329% due 06/26/2037		2,066	2,025
0.335% due 09/26/2035		1,971	1,954
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035		197	198
2.354% due 02/25/2033		52	51
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		713	713
Chase Mortgage Finance Trust
2.581% due 02/25/2037		95	92
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.424% due 10/25/2035		3,128	2,905
Citigroup Mortgage Loan Trust, Inc.
2.477% due 09/25/2037		4,600	4,381
Countrywide Home Loan Mortgage Pass-Through Trust
2.617% due 11/19/2033		487	481
Credit Suisse First Boston Mortgage Securities Corp.
2.605% due 09/25/2033		14	14
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		6,039	4,807
Deco-Bonn Ltd.
1.242% due 11/07/2024	EUR	4,896	5,476
Eurohome UK Mortgages PLC
0.738% due 06/15/2044	GBP	4,235	5,911
Eurosail PLC
1.539% due 06/13/2045		5,200	7,756
Granite Master Issuer PLC
0.097% due 12/20/2054	EUR	474	529
0.117% due 12/20/2054		620	691
0.748% due 12/20/2054	GBP	1,445	2,178
0.828% due 12/20/2054		662	998
Granite Mortgages PLC
0.906% due 03/20/2044		243	367
0.906% due 06/20/2044		238	359
Great Hall Mortgages PLC
0.470% due 06/18/2039		$3,870	3,544
GS Mortgage Securities Trust
3.206% due 02/10/2048		2,100	2,166
GSR Mortgage Loan Trust
2.702% due 09/25/2035		7,139	7,179
2.813% due 01/25/2035		2,205	2,120
HomeBanc Mortgage Trust
0.444% due 03/25/2035		1,577	1,412
Impac CMB Trust
0.974% due 10/25/2034		7,491	7,074

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		$256	$262
Kensington Mortgage Securities PLC
0.506% due 06/14/2040		2,844	2,606
Leek Finance PLC
0.565% due 12/21/2038		886	919
0.605% due 09/21/2038		263	275
0.866% due 12/21/2037	GBP	171	273
Ludgate Funding PLC
0.776% due 12/01/2060		3,981	5,398
Mansard Mortgages Parent Ltd.
0.764% due 04/15/2047		1,206	1,657
MASTR Adjustable Rate Mortgages Trust
2.763% due 11/21/2034		$3,260	3,355
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035		868	825
1.098% due 01/25/2029		414	391
Money Partners Securities PLC
0.364% due 09/14/2039	EUR	2,001	2,086
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		$6,000	6,011
3.150% due 03/15/2048		7,000	7,215
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		7,616	8,003
Morgan Stanley Resecuritization Trust
0.459% due 04/26/2053		997	968
Prime Mortgage Trust
5.000% due 02/25/2019		1	1
ResLoC UK PLC
0.122% due 12/15/2043	EUR	7,443	7,457
RMAC PLC
0.719% due 06/12/2037	GBP	1,731	2,361
Sequoia Mortgage Trust
0.416% due 07/20/2036		$4,272	4,008
Structured Adjustable Rate Mortgage Loan Trust
2.512% due 09/25/2034		2,955	2,982
2.518% due 09/25/2034		6,539	6,502
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.233% due 01/25/2032		787	762
5.487% due 07/25/2034		3,609	3,803
Thrones PLC
2.084% due 07/20/2044	GBP	3,935	5,923
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		$565	580
WaMu Mortgage Pass-Through Certificates Trust
0.484% due 10/25/2045		8,186	7,632
Wells Fargo Mortgage-Backed Securities Trust
2.668% due 05/25/2035		3,884	3,976
2.670% due 06/25/2035		4,254	4,358

Total Mortgage-Backed Securities (Cost $197,359)			193,748

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 4.8%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.644% due 01/25/2036		$3,380	$3,171
Auto ABS
0.600% due 09/27/2024	EUR	4,394	4,867
BA Credit Card Trust
0.537% due 06/15/2020		$8,300	8,292
Countrywide Asset-Backed Certificates
0.374% due 06/25/2036		53	52
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		34	36
Eagle Ltd.
2.570% due 12/15/2039		2,113	2,111
GSAMP Trust
1.044% due 02/25/2047		6,317	6,180
OneMain Financial Issuance Trust
3.190% due 03/18/2026		8,100	8,182
Option One Mortgage Loan Trust
1.034% due 02/25/2033		1,371	1,286
Option One Mortgage Loan Trust Asset-Backed Certificates
0.634% due 11/25/2035		2,494	2,374
Park Place Securities, Inc.
0.644% due 09/25/2035		2,857	2,844
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.034% due 01/25/2036		2,000	1,920
Residential Asset Securities Corp. Trust
0.464% due 04/25/2036		3,413	3,294
0.644% due 09/25/2035		2,335	2,259
SLM Private Education Loan Trust
1.257% due 06/15/2023		373	373
SLM Student Loan Trust
0.795% due 10/25/2017		438	438
SpringCastle America Funding LLC
2.700% due 05/25/2023		5,218	5,227
Structured Asset Investment Loan Trust
1.094% due 01/25/2035		4,353	4,300
Sunrise SRL
0.467% due 08/27/2031	EUR	1,883	2,101
Wells Fargo Home Equity Asset-Backed Securities Trust
0.444% due 07/25/2036		$5,600	5,286

Total Asset-Backed Securities (Cost $64,305)			64,593

SOVEREIGN ISSUES 5.4%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		300	299

22	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited) September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	52,700	$12,847
0.000% due 04/01/2016 (c)		55,000	12,945
Export-Import Bank of Korea
2.250% due 01/21/2020		$8,700	8,702
Korea Development Bank
3.500% due 08/22/2017		300	311
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	16,991	1,065
4.500% due 11/22/2035 (d)		10,619	715
5.000% due 06/16/2016 (d)		5,894	361
8.000% due 06/11/2020		112,139	7,432
8.500% due 12/13/2018		90,000	5,905
10.000% due 12/05/2024		65,734	4,963
Province of Ontario
1.100% due 10/25/2017		$600	601
1.600% due 09/21/2016		10,100	10,197
1.650% due 09/27/2019		600	600
3.000% due 07/16/2018		200	210
3.150% due 06/02/2022	CAD	1,200	968
4.000% due 10/07/2019		$900	982
4.400% due 04/14/2020		1,600	1,786
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	822
6.350% due 01/30/2026		$600	768
Slovenia Government International Bond
5.500% due 10/26/2022		1,100	1,239

Total Sovereign Issues (Cost $86,199)			73,718

SHORT-TERM INSTRUMENTS 1.4%

CERTIFICATES OF DEPOSIT 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
1.171% due 05/16/2016		3,000	2,993
Credit Suisse
0.742% due 12/07/2015		4,300	4,300

			7,293

COMMERCIAL PAPER 0.2%
Ford Motor Credit Co.
1.100% due 11/02/2015		2,900	2,899

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (f) 0.6%
		$8,576

U.S. TREASURY BILLS 0.1%
0.184% due 02/18/2016 (b)(i)	$1,410	1,410

Total Short-Term Instruments (Cost $20,182)		20,178

Total Investments in Securities (Cost $1,949,756)		1,924,107

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	19,150	190

Total Short-Term Instruments (Cost $190)		190

Total Investments in Affiliates (Cost $190)		190

Total Investments 142.0% (Cost $1,949,946)		$1,924,297

Financial Derivative Instruments (h)(j) 1.8% (Cost or Premiums, net $(492))		24,784

Other Assets and Liabilities, net (43.8%)		(594,054)

Net Assets 100.0%		$1,355,027

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$8,576	U.S. Treasury Notes 4.875% due 08/15/2016	$(8,752)	$8,576	$8,576

Total Repurchase Agreements						$(8,752)	$8,576	$8,576

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.580%	09/21/2015	10/05/2015	$(20,485)	$(20,495)
	0.620%	09/23/2015	10/06/2015	(9,472)	(9,477)
NOM	0.550%	09/30/2015	10/07/2015	(16,703)	(16,711)
TDM	0.340%	09/15/2015	10/06/2015	(20,169)	(20,180)
	0.490%	09/16/2015	10/07/2015	(1,397)	(1,398)
	0.510%	09/10/2015	10/09/2015	(13,323)	(13,336)
	0.630%	09/25/2015	10/02/2015	(2,559)	(2,559)

Total Sale-Buyback Transactions					$(84,156)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $38,486 at a weighted average interest rate of 0.178%.
(3)	Payable for sale-buyback transactions includes $29 of deferred price drop.

24	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited) September 30, 2015

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $84,774 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SSB	$8,576	$0	$0	$8,576	$(8,752)	$(176)

Master Securities Forward Transaction Agreement
BCY	0	0	(29,972)	(29,972)	29,617	(355)
NOM	0	0	(16,711)	(16,711)	16,679	(32)
TDM	0	0	(37,473)	(37,473)	37,308	(165)

Total Borrowings and Other Financing Transactions	$8,576	$0	$(84,156)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(84,156)	$0	$0	$(84,156)

Total Borrowings	$0	$(84,156)	$0	$0	$(84,156)

Gross amount of recognized liabilities for sale-buyback financing transactions					$(84,156)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	319	$(567)	$12	$0
Australia Government 10-Year Bond December Futures	Short	12/2015	94	(29)	13	(70)
Canada Government 10-Year Bond December Futures	Short	12/2015	13	15	3	(2)
Euro-Bobl December Futures	Long	12/2015	37	27	1	(1)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	248	835	141	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	67	(124)	1	(19)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	109	13	0	(3)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	493	696	0	(39)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	233	$(552)	$141	$0
United Kingdom Long Gilt December Futures	Short	12/2015	6	(8)	1	(2)

Total Futures Contracts				$306	$313	$(136)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
iTraxx Europe Main 24 5-Year Index	1.000%	12/20/2020	EUR	8,900	$51	$(67)	$3	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	12/15/2025	CAD	12,800	$(349)	$(49)	$0	$(2)
Receive	3-Month USD-LIBOR	1.000%	06/16/2017	$	38,300	(97)	1	1	0
Receive	3-Month USD-LIBOR	1.500%	10/01/2017		161,100	(1,095)	(376)	30	0
Receive	3-Month USD-LIBOR	1.750%	12/14/2017		890,000	(5,480)	(5,480)	127	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		58,600	(1,856)	(2,172)	29	0
Pay	3-Month USD-LIBOR	2.250%	12/16/2022		4,000	124	157	0	(3)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		17,800	(707)	(652)	14	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		127,700	(5,150)	(10,964)	395	0
Receive	6-Month GBP-LIBOR	1.837%	10/06/2017	GBP	10,300	(275)	(275)	0	(2)
Receive	6-Month GBP-LIBOR	1.500%	12/16/2017		67,900	(1,006)	(853)	0	(18)
Receive	6-Month GBP-LIBOR	1.500%	03/16/2018		69,400	(848)	(311)	0	(24)
Receive	28-Day MXN-TIIE	3.445%	12/23/2015	MXN	2,314,200	(9)	(9)	0	(9)
Pay	28-Day MXN-TIIE	4.060%	08/24/2016		682,400	89	15	11	0
Receive	28-Day MXN-TIIE	4.340%	09/28/2017		468,900	11	10	11	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		49,300	(12)	(12)	7	0
Pay	28-Day MXN-TIIE	6.320%	11/12/2019		233,500	68	49	23	0
Pay	28-Day MXN-TIIE	5.270%	02/05/2020		265,400	24	138	43	0
Pay	28-Day MXN-TIIE	5.615%	06/02/2020		152,400	123	49	30	0
Pay	28-Day MXN-TIIE	5.750%	06/08/2020		1,000	1	(2)	0	0
Pay	28-Day MXN-TIIE	6.960%	07/27/2020		120,700	501	22	26	0
Pay	28-Day MXN-TIIE	5.495%	09/22/2020		92,900	16	16	21	0
Pay	28-Day MXN-TIIE	5.480%	09/23/2020		70,900	9	9	9	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		68,300	32	(153)	21	0

26	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited) September 30, 2015

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	28-Day MXN-TIIE	6.040%	09/21/2021	MXN	100	$0	$0	$0	$0
Pay	28-Day MXN-TIIE	5.877%	09/23/2021		412,900	266	266	126	0
Pay	28-Day MXN-TIIE	5.770%	09/30/2021		30,200	8	(68)	9	0
Pay	28-Day MXN-TIIE	5.608%	10/08/2021		56,300	(18)	(9)	17	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021		260,600	(243)	(188)	81	0
Pay	28-Day MXN-TIIE	5.850%	12/21/2021		2,700	1	(6)	1	0
Pay	28-Day MXN-TIIE	5.375%	01/07/2022		69,300	(92)	(148)	22	0
Pay	28-Day MXN-TIIE	6.000%	06/07/2022		4,900	3	3	2	0
Pay	28-Day MXN-TIIE	5.940%	07/13/2022		62,900	13	4	22	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022		45,300	(66)	18	16	0
Pay	28-Day MXN-TIIE	5.975%	09/16/2022		146,900	24	24	52	0
Pay	28-Day MXN-TIIE	5.910%	09/22/2022		149,200	(16)	(16)	0	(16)
Pay	28-Day MXN-TIIE	6.530%	06/05/2025		58,600	54	25	25	0

						$(15,952)	$(20,937)	$1,171	$(74)

Total Swap Agreements						$(15,901)	$(21,004)	$1,174	$(74)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $21,887 and cash of $5,049 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)			Market Value	Variation Margin Liability (4)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$314	$1,176	$1,490	$0	$(138)	$(136)	$(274)

(4)

Unsettled variation margin asset of $1 and liability of $(2) for closed futures and unsettled variation margin asset of $2 and liability of $(62) for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015		BRL	21,646	$		5,481	$31	$(9)
	10/2015		SGD	4,243			3,012	31	0
	10/2015	$		5,216		BRL	21,646	244	0
	10/2015			71,322		GBP	46,913	0	(354)
	11/2015		GBP	46,913	$		71,311	354	0
	11/2015	$		1,066		ILS	4,201	6	0
	06/2016		EUR	14,650	$		20,059	3,600	0
	06/2016	$		862		EUR	638	0	(145)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BPS	10/2015		BRL	16,915	$		6,201	$1,934	$0
	10/2015	$		4,257		BRL	16,915	9	0
	01/2018		BRL	230	$		67	21	0
BRC	10/2015		INR	123,826			1,851	0	(33)
	10/2015	$		2,008		INR	129,529	0	(37)
	10/2015			995		TWD	32,278	0	(18)
	11/2015		BRL	15,997	$		3,998	7	0
	11/2015	$		1,218		ILS	4,700	0	(19)
	06/2016		EUR	2,837	$		3,901	713	0
CBK	10/2015		BRL	2,521			635	0	(1)
	10/2015		EUR	3,878			4,331	0	(3)
	10/2015	$		610		BRL	2,521	26	0
	10/2015			1,449		EUR	1,278	0	(21)
	10/2015			797		MYR	3,381	0	(27)
	11/2015		CAD	152	$		114	0	0
	11/2015		JPY	878,700			7,307	0	(21)
	11/2015	$		4,348		ILS	16,940	1	(27)
	11/2015			1,716		JPY	212,500	56	0
	04/2016		BRL	26,000	$		7,676	1,501	0
DUB	10/2015			107,951			28,132	902	0
	10/2015		ILS	101,198			26,913	1,114	0
	10/2015		KRW	3,532,174			2,926	0	(52)
	10/2015		MYR	3,395			832	59	0
	10/2015		TWD	9,498			289	1	0
	10/2015	$		27,026		BRL	107,951	204	0
	10/2015			2,127		RUB	135,222	0	(62)
	10/2015			289		TWD	9,498	0	(2)
	11/2015		BRL	65,879	$		16,267	0	(168)
	11/2015		CHF	239			244	0	(2)
	11/2015		ILS	4,129			1,089	36	0
	11/2015	$		17,732		BRL	70,922	0	(39)
	12/2015		MXN	102,912	$		6,072	22	0
	12/2015	$		426		MXN	7,406	9	0
	02/2016		EUR	2,700	$		3,633	609	0
	06/2016			1,476			2,021	363	0
	06/2016	$		1,648		EUR	1,219	0	(278)
FBF	10/2015			3,922		RUB	259,872	5	0
	12/2015		MXN	310,072	$		18,214	0	(17)
GLM	10/2015		BRL	69,368			17,485	23	(35)
	10/2015		EUR	993			1,126	16	0
	10/2015	$		17,491		BRL	69,368	614	(607)
	10/2015			10,945		EUR	9,703	5	(109)
	11/2015		BRL	15,848	$		3,902	0	(52)
	11/2015		JPY	1,259,700			10,172	0	(334)
	11/2015	$		8,865		JPY	1,080,900	149	0
	04/2016		BRL	29,000	$		8,374	1,486	0
HUS	10/2015		EUR	26,141			29,790	580	0
	10/2015		MYR	7,172			1,717	84	0
	10/2015		RUB	6,783			103	0	(1)
	10/2015	$		1,918		SGD	2,737	4	0
	10/2015			254		TWD	8,261	0	(4)
	11/2015		CNY	10,091	$		1,536	0	(44)
	11/2015	$		375		CNY	2,427	5	0
	11/2015			102		RUB	6,783	0	0
	12/2015		MXN	14,675	$		869	6	0
	12/2015		SGD	2,737			1,914	0	(4)
	10/2016		CNY	66,440			10,136	8	(10)

28	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited) September 30, 2015

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
JPM	10/2015		BRL	25,702	$		7,139	$656	$0
	10/2015		EUR	5,688			6,384	28	0
	10/2015		INR	54,987			832	0	(5)
	10/2015	$		7,015		BRL	25,702	7	(539)
	10/2015			9,712		EUR	8,631	0	(68)
	10/2015			1,184		MYR	5,116	0	(19)
	11/2015		CAD	2,469	$		1,873	23	0
	11/2015	$		5,036		ILS	19,384	0	(91)
	11/2015			2,212		INR	143,873	0	(34)
	12/2015			1,934		MXN	33,340	26	0
	12/2015			263		TWD	8,530	0	(5)
	01/2016		BRL	42,700	$		14,334	3,903	0
	01/2018	$		67		BRL	230	0	(21)
MSB	10/2015		JPY	6,540,300	$		54,409	0	(109)
	10/2015		RUB	128,439			1,968	7	0
	10/2015		TWD	75,638			2,335	46	0
	10/2015	$		54,457		JPY	6,540,300	61	0
	11/2015		JPY	6,540,300	$		54,480	0	(60)
	11/2015	$		3,224		GBP	2,097	0	(52)
	11/2015			1,823		ILS	7,031	0	(29)
	06/2016		EUR	3,984	$		5,479	1,004	0
NAB	06/2016			8,667			11,900	2,162	0
	07/2016			5,762			7,817	1,335	0
NGF	10/2015	$		1,077		SGD	1,506	0	(19)
SCX	10/2015		GBP	46,913	$		72,844	1,877	0
	10/2015		INR	81,961			1,272	25	0
	10/2015		MYR	14,270			3,507	257	0
	10/2015	$		38		TWD	1,237	0	(1)
	11/2015		AUD	153	$		107	0	0
	11/2015	$		1,207		CNY	7,848	21	0
SOG	10/2015			5,336		RUB	352,030	14	(5)
UAG	10/2015			19,116		EUR	17,088	0	(22)
	10/2015			3,452		MYR	14,603	0	(126)
	11/2015		EUR	17,088	$		19,125	22	0
	11/2015		JPY	358,200			2,984	0	(4)
	11/2015	$		6,299		JPY	756,100	7	0
	12/2015		MXN	14,099	$		837	8	0
	12/2015	$		736		MXN	12,664	12	(3)
	01/2016		BRL	10,000	$		3,860	1,418	0

Total Forward Foreign Currency Contracts								$27,757	$(3,747)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.316%	$	1,000	$12	$(5)	$7	$0
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		1,000	4	(18)	0	(14)
	Mexico Government International Bond	1.000%	09/20/2019	1.521%		200	1	(5)	0	(4)
BPS	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		200	(29)	(31)	0	(60)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Petrobras International Finance Co.	1.000%	03/20/2020	10.401%	$	200	$(34)	$(28)	$0	$(62)
BRC	Mexico Government International Bond	1.000%	09/20/2020	1.730%		7,500	(135)	(119)	0	(254)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		100	(18)	(12)	0	(30)
CBK	Mexico Government International Bond	1.000%	03/20/2016	0.723%		500	(9)	10	1	0
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		1,200	(22)	(19)	0	(41)
DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.172%		400	6	(3)	3	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.313%		700	9	(4)	5	0
GST	Japan Government International Bond	1.000%	12/20/2015	0.085%		1,700	(16)	20	4	0
	Petrobras International Finance Co.	1.000%	03/20/2020	10.401%		100	(16)	(15)	0	(31)
HUS	Mexico Government International Bond	1.000%	09/20/2016	0.828%		100	1	(1)	0	0
	Mexico Government International Bond	1.000%	09/20/2019	1.521%		100	1	(3)	0	(2)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		3,600	(65)	(57)	0	(122)
JPM	Mexico Government International Bond	1.000%	09/20/2020	1.730%		6,000	(162)	(42)	0	(204)
UAG	Japan Government International Bond	1.000%	12/20/2015	0.085%		2,600	1	5	6	0

							$(471)	$(327)	$26	$(824)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

30	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited) September 30, 2015

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	0.415%	09/23/2016	$		6,700	$0	$1	$1	$0
BPS	Pay	1-Year BRL-CDI	15.820%	07/01/2016		BRL	688,900	(7)	502	495	0
DUB	Pay	1-Year BRL-CDI	15.510%	07/01/2016			35,800	(10)	20	10	0
	Pay	1-Year BRL-CDI	14.900%	01/02/2018			53,800	2	(167)	0	(165)
	Pay	1-Year BRL-CDI	14.920%	01/02/2018			17,500	0	(53)	0	(53)
FBF	Pay	28-Day MXN-TIIE	6.338%	11/12/2019		MXN	162,800	0	54	54	0
HUS	Pay	1-Year BRL-CDI	15.510%	07/01/2016		BRL	47,700	(6)	20	14	0

								$(21)	$377	$574	$(218)

Total Swap Agreements								$(492)	$50	$600	$(1,042)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure (4)
BOA	$4,266	$0	$8	$4,274	$(508)	$0	$(18)	$(526)	$3,748	$(3,690)	$58
BPS	1,964	0	495	2,459	0	0	(122)	(122)	2,337	(2,000)	337
BRC	720	0	0	720	(107)	0	(284)	(391)	329	(260)	69
CBK	1,584	0	1	1,585	(100)	0	(41)	(141)	1,444	(2,204)	(760)
DUB	3,319	0	18	3,337	(603)	0	(218)	(821)	2,516	(3,580)	(1,064)
FBF	5	0	54	59	(17)	0	0	(17)	42	0	42
GLM	2,293	0	0	2,293	(1,137)	0	0	(1,137)	1,156	(1,330)	(174)
GST	0	0	4	4	0	0	(31)	(31)	(27)	0	(27)
HUS	687	0	14	701	(63)	0	(124)	(187)	514	(630)	(116)
JPM	4,643	0	0	4,643	(782)	0	(204)	(986)	3,657	(3,682)	(25)
MSB	1,118	0	0	1,118	(250)	0	0	(250)	868	(845)	23
NAB	3,497	0	0	3,497	0	0	0	0	3,497	(3,390)	107
NGF	0	0	0	0	(19)	0	0	(19)	(19)	0	(19)
SCX	2,180	0	0	2,180	(1)	0	0	(1)	2,179	(2,120)	59
SOG	14	0	0	14	(5)	0	0	(5)	9	0	9
UAG	1,467	0	6	1,473	(155)	0	0	(155)	1,318	(1,998)	(680)

Total Over the Counter	$27,757	$0	$600	$28,357	$(3,747)	$0	$(1,042)	$(4,789)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$314	$314
Swap Agreements	0	3	0	0	1,173	1,176

	$0	$3	$0	$0	$1,487	$1,490

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,757	$0	$27,757
Swap Agreements	0	26	0	0	574	600

	$0	$26	$0	$27,757	$574	$28,357

	$0	$29	$0	$27,757	$2,061	$29,847

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$138	$138
Swap Agreements	0	0	0	0	136	136

	$0	$0	$0	$0	$274	$274

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,747	$0	$3,747
Swap Agreements	0	824	0	0	218	1,042

	$0	$824	$0	$3,747	$218	$4,789

	$0	$824	$0	$3,747	$492	$5,063

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,628)	$(4,628)
Swap Agreements	0	35	0	0	(8,554)	(8,519)

	$0	$35	$0	$0	$(13,182)	$(13,147)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,693	$0	$5,693
Swap Agreements	0	87	0	0	(568)	(481)

	$0	$87	$0	$5,693	$(568)	$5,212

	$0	$122	$0	$5,693	$(13,750)	$(7,935)

32	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited) September 30, 2015

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,626)	$(1,626)
Swap Agreements	0	(67)	0	0	426	359

	$0	$(67)	$0	$0	$(1,200)	$(1,267)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,731)	$0	$(2,731)
Swap Agreements	0	(362)	0	0	349	(13)

	$0	$(362)	$0	$(2,731)	$349	$(2,744)

	$0	$(429)	$0	$(2,731)	$(851)	$(4,011)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$283,612	$0	$283,612
Industrials	0	143,091	0	143,091
Utilities	0	83,422	0	83,422
Municipal Bonds & Notes
California	0	25,321	0	25,321
Mississippi	0	852	0	852
New York	0	11,766	0	11,766
Texas	0	5,781	0	5,781
Virginia	0	597	0	597
U.S. Government Agencies	0	558,383	0	558,383
U.S. Treasury Obligations	0	459,045	0	459,045
Mortgage-Backed Securities	0	193,748	0	193,748
Asset-Backed Securities	0	62,482	2,111	64,593
Sovereign Issues	0	73,718	0	73,718
Short-Term Instruments
Certificates of Deposit	0	7,293	0	7,293
Commercial Paper	0	2,899	0	2,899
Repurchase Agreements	0	8,576	0	8,576
U.S. Treasury Bills	0	1,410	0	1,410
	$0	$1,921,996	$2,111	$1,924,107

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$190	$0	$0	$190

Total Investments	$190	$1,921,996	$2,111	$1,924,297

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

(Unaudited)

September 30, 2015

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$313	$1,174	$0	$1,487
Over the counter	0	28,357	0	28,357
	$313	$29,531	$0	$29,844

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(136)	(74)	0	(210)
Over the counter	0	(4,789)	0	(4,789)
	$(136)	$(4,863)	$0	$(4,999)

Totals	$367	$1,946,664	$2,111	$1,949,142

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

34	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2015

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Class A and Class C shares of the PIMCO Total Return Fund IV (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Notes to Financial Statements (Cont.)

at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured

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borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity

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Notes to Financial Statements (Cont.)

security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation

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to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used

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Notes to Financial Statements (Cont.)

for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of

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Notes to Financial Statements (Cont.)

60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and

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loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

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Notes to Financial Statements (Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$46,432	$210,336	$(256,600)	$26	$(4)	$190	$36	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in

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safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to

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Notes to Financial Statements (Cont.)

market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities

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(assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable

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Notes to Financial Statements (Cont.)

obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues

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as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

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Notes to Financial Statements (Cont.)

See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also

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decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Notes to Financial Statements (Cont.)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by

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the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	A and C Classes
0.25%	0.35%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D

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Notes to Financial Statements (Cont.)

Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the

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audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$45,382	$91,767

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment

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Notes to Financial Statements (Cont.)

objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$3,711,303	$3,497,807	$299,813	$300,761

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	15,944	$168,072	41,739	$444,756
Class P	4	38	843	9,129
Class A	145	1,523	373	3,966
Class C	21	233	78	834

Issued as reinvestment of distributions
Institutional Class	1,814	19,070	3,647	38,767
Class P	3	30	1	11
Class A	16	173	37	394
Class C	2	18	5	49

Cost of shares redeemed
Institutional Class	(43,334)	(454,982)	(13,658)	(145,785)
Class P	(214)	(2,285)	(444)	(4,752)
Class A	(237)	(2,495)	(983)	(10,493)
Class C	(55)	(578)	(333)	(3,550)
Net increase (decrease) resulting from Fund share transactions	(25,891)	$(271,183)	31,305	$333,326

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the

56	PIMCO TOTAL RETURN FUND IV

(Unaudited)

September 30, 2015

SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$1,950,548	$17,531	$(43,782)	$(26,251)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	NAB	National Australia Bank Ltd.
BRC	Barclays Bank PLC	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	NOM	Nomura Securities International Inc.
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank
FBF	Credit Suisse International	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CNY	Chinese Renminbi (Mainland)	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TWD	Taiwanese Dollar
ILS	Israeli Shekel	USD (or $)	United States Dollar
INR	Indian Rupee

Index/Spread Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	REMIC	Real Estate Mortgage Investment Conduit
CDI	Brazil Interbank Deposit Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

58	PIMCO TOTAL RETURN FUND IV

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

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Approval of Investment Advisory Contract and Other Agreements  (Cont.)

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

60	PIMCO TOTAL RETURN FUND IV

(Unaudited)

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent

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Approval of Investment Advisory Contract and Other Agreements  (Cont.)

with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

62	PIMCO TOTAL RETURN FUND IV

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups

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Approval of Investment Advisory Contract and Other Agreements  (Cont.)

and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to

64	PIMCO TOTAL RETURN FUND IV

(Unaudited)

current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Approval of Investment Advisory Contract and Other Agreements  (Cont.)

funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed

66	PIMCO TOTAL RETURN FUND IV

(Unaudited)

contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Approval of Investment Advisory Contract and Other Agreements  (Cont.)

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’

68	PIMCO TOTAL RETURN FUND IV

(Unaudited)

Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	69

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2015.

70	PIMCO TOTAL RETURN FUND IV

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4023SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■	U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years

2	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

generally rose. The yield on the benchmark ten-year U.S. Treasury note was 2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Chairman’s Letter (Cont.)

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Important Information About the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument, or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average does not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	01/28/97	04/08/98	01/20/97	01/20/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	-2.76%	3.04%	5.47%	6.16%	7.53%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	-2.81%	2.94%	5.37%	6.05%	7.43%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	-2.88%	2.79%	5.21%	5.89%	7.27%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	-2.95%	2.63%	5.05%	5.72%	7.07%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	-2.95%	2.63%	5.05%	5.71%	7.06%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-6.59%	-1.22%	4.25%	5.30%	6.88%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C	-3.33%	1.87%	4.26%	4.92%	6.27%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	-4.29%	0.92%	4.26%	4.92%	6.27%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	-3.08%	2.38%	4.79%	5.44%	6.79%
JPMorgan GBI Global ex-US Index Hedged in USD	-1.18%	4.25%	3.94%	4.44%	6.26%	**
Lipper International Income Funds Average	-3.48%	-6.24%	0.27%	3.80%	5.35%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.52% for the Institutional Class shares, 0.62% for Class P shares, 0.77% for Administrative Class shares, 0.92% for Class D shares, 0.92% for Class A shares, 1.67% for Class C shares, and 1.17% for Class R shares.

8	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Institutional Class - PFORX	Class P - PFBPX	Administrative Class - PFRAX	Class D - PFODX
Class A - PFOAX	Class C - PFOCX	Class R - PFRRX

Allocation Breakdown†

United States	20.9%
Japan	17.4%
Italy	13.2%
United Kingdom	9.7%
Spain	6.4%
France	5.4%
Short-Term Instruments‡	4.6%
Other	22.4%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Fund Insights

»

On a total return basis, portfolios that were hedged to the U.S. dollar underperformed unhedged portfolios over the reporting period, as the U.S. dollar underperformed against the basket of foreign currencies in the portfolios.

»

Short exposure to the Brazilian real and Malaysian ringgit during the latter half of the reporting period positively contributed to performance, as these currencies depreciated relative to the U.S. dollar during this portion of the reporting period.

»	Short exposure to the Australian dollar and New Zealand dollar positively contributed to performance, as these currencies depreciated relative to the U.S. dollar during the reporting period.

»	Short exposure to agency mortgage-backed securities spread duration positively contributed to performance, as sector spreads widened during the reporting period.

»	Short exposure to the euro detracted from relative performance, as this currency appreciated relative to the U.S. dollar during the reporting period.

»	Positions in Brazilian local bonds detracted from performance, as Brazilian sovereign yields rose during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

Expense Example

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$972.40	$2.51	$1,000.00	$1,022.45	$2.58	0.51%
Class P	1,000.00	971.90	3.01	1,000.00	1,021.95	3.08	0.61
Administrative Class	1,000.00	971.20	3.75	1,000.00	1,021.20	3.84	0.76
Class D	1,000.00	970.50	4.48	1,000.00	1,020.45	4.60	0.91
Class A	1,000.00	970.50	4.48	1,000.00	1,020.45	4.60	0.91
Class C	1,000.00	966.70	8.16	1,000.00	1,016.70	8.37	1.66
Class R	1,000.00	969.20	5.71	1,000.00	1,019.20	5.86	1.16

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Benchmark Descriptions

Index	Description

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Financial Highlights PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Institutional Class
04/01/2015 - 09/30/2015+	$11.01	$0.11	$(0.41)	$ (0.30)	$ (0.11)	$0.00	$0.00
03/31/2015	10.72	0.25	0.92	1.17	(0.84)	(0.04)	0.00
03/31/2014	10.90	0.28	(0.09)	0.19	(0.25)	(0.12)	0.00
03/31/2013	10.75	0.31	0.78	1.09	(0.48)	(0.46)	0.00
03/31/2012	10.38	0.30	0.61	0.91	(0.43)	(0.11)	0.00
03/31/2011	10.31	0.30	0.25	0.55	(0.19)	(0.21)	(0.08)
Class P
04/01/2015 - 09/30/2015+	11.01	0.10	(0.41)	(0.31)	(0.10)	0.00	0.00
03/31/2015	10.72	0.24	0.92	1.16	(0.83)	(0.04)	0.00
03/31/2014	10.90	0.27	(0.09)	0.18	(0.24)	(0.12)	0.00
03/31/2013	10.75	0.30	0.78	1.08	(0.47)	(0.46)	0.00
03/31/2012	10.38	0.29	0.61	0.90	(0.42)	(0.11)	0.00
03/31/2011	10.31	0.29	0.25	0.54	(0.18)	(0.21)	(0.08)
Administrative Class
04/01/2015 - 09/30/2015+	11.01	0.10	(0.42)	(0.32)	(0.09)	0.00	0.00
03/31/2015	10.72	0.22	0.92	1.14	(0.81)	(0.04)	0.00
03/31/2014	10.90	0.26	(0.09)	0.17	(0.23)	(0.12)	0.00
03/31/2013	10.75	0.29	0.77	1.06	(0.45)	(0.46)	0.00
03/31/2012	10.38	0.28	0.60	0.88	(0.40)	(0.11)	0.00
03/31/2011	10.31	0.27	0.25	0.52	(0.16)	(0.21)	(0.08)
Class D
04/01/2015 - 09/30/2015+	11.01	0.09	(0.42)	(0.33)	(0.08)	0.00	0.00
03/31/2015	10.72	0.20	0.92	1.12	(0.79)	(0.04)	0.00
03/31/2014	10.90	0.24	(0.09)	0.15	(0.21)	(0.12)	0.00
03/31/2013	10.75	0.26	0.78	1.04	(0.43)	(0.46)	0.00
03/31/2012	10.38	0.26	0.61	0.87	(0.39)	(0.11)	0.00
03/31/2011	10.31	0.25	0.26	0.51	(0.15)	(0.21)	(0.08)

Please see footnotes on page 14.

12	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.11)	$10.60	(2.76)%	$5,420,278	0.51	%*	0.51	%*	0.50	%*	0.50	%*	2.07	%*	178%
(0.88)	11.01	11.19	6,278,009	0.52		0.52		0.50		0.50		2.30		317
(0.37)	10.72	1.89	4,911,601	0.52		0.52		0.50		0.50		2.67		175
(0.94)	10.90	10.39	4,294,911	0.53		0.53		0.50		0.50		2.78		383
(0.54)	10.75	8.97	3,424,392	0.50		0.50		0.50		0.50		2.86		355
(0.48)	10.38	5.37	2,381,859	0.50		0.50		0.50		0.50		2.81		236

(0.10)	10.60	(2.81)	942,893	0.61	*	0.61	*	0.60	*	0.60	*	1.96	*	178
(0.87)	11.01	11.08	1,029,451	0.62		0.62		0.60		0.60		2.15		317
(0.36)	10.72	1.79	573,320	0.62		0.62		0.60		0.60		2.57		175
(0.93)	10.90	10.28	521,941	0.63		0.63		0.60		0.60		2.69		383
(0.53)	10.75	8.86	195,394	0.60		0.60		0.60		0.60		2.75		355
(0.47)	10.38	5.27	127,359	0.60		0.60		0.60		0.60		2.71		236

(0.09)	10.60	(2.88)	44,789	0.76	*	0.76	*	0.75	*	0.75	*	1.82	*	178
(0.85)	11.01	10.92	42,514	0.77		0.77		0.75		0.75		1.99		317
(0.35)	10.72	1.64	17,829	0.77		0.77		0.75		0.75		2.42		175
(0.91)	10.90	10.12	16,999	0.78		0.78		0.75		0.75		2.61		383
(0.51)	10.75	8.70	25,266	0.75		0.75		0.75		0.75		2.61		355
(0.45)	10.38	5.11	18,024	0.75		0.75		0.75		0.75		2.55		236

(0.08)	10.60	(2.95)	1,046,300	0.91	*	0.91	*	0.90	*	0.90	*	1.67	*	178
(0.83)	11.01	10.75	1,065,941	0.92		0.92		0.90		0.90		1.83		317
(0.33)	10.72	1.49	507,192	0.92		0.92		0.90		0.90		2.27		175
(0.89)	10.90	9.96	421,030	0.93		0.93		0.90		0.90		2.37		383
(0.50)	10.75	8.54	313,491	0.90		0.90		0.90		0.90		2.47		355
(0.44)	10.38	4.96	291,887	0.90		0.90		0.90		0.90		2.40		236

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Financial Highlights PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class A
04/01/2015 - 09/30/2015+	$11.01	$0.09	$(0.42)	$(0.33)	$(0.08)	$0.00	$0.00
03/31/2015	10.72	0.21	0.91	1.12	(0.79)	(0.04)	0.00
03/31/2014	10.90	0.24	(0.09)	0.15	(0.21)	(0.12)	0.00
03/31/2013	10.75	0.26	0.78	1.04	(0.43)	(0.46)	0.00
03/31/2012	10.38	0.26	0.61	0.87	(0.39)	(0.11)	0.00
03/31/2011	10.31	0.25	0.25	0.50	(0.14)	(0.21)	(0.08)
Class C
04/01/2015 - 09/30/2015+	11.01	0.05	(0.42)	(0.37)	(0.04)	0.00	0.00
03/31/2015	10.72	0.12	0.92	1.04	(0.71)	(0.04)	0.00
03/31/2014	10.90	0.16	(0.09)	0.07	(0.13)	(0.12)	0.00
03/31/2013	10.75	0.18	0.78	0.96	(0.35)	(0.46)	0.00
03/31/2012	10.38	0.18	0.61	0.79	(0.31)	(0.11)	0.00
03/31/2011	10.31	0.17	0.25	0.42	(0.06)	(0.21)	(0.08)
Class R
04/01/2015 - 09/30/2015+	11.01	0.08	(0.42)	(0.34)	(0.07)	0.00	0.00
03/31/2015	10.72	0.18	0.92	1.10	(0.77)	(0.04)	0.00
03/31/2014	10.90	0.22	(0.10)	0.12	(0.18)	(0.12)	0.00
03/31/2013	10.75	0.23	0.79	1.02	(0.41)	(0.46)	0.00
03/31/2012	10.38	0.24	0.60	0.84	(0.36)	(0.11)	0.00
03/31/2011	10.31	0.22	0.26	0.48	(0.12)	(0.21)	(0.08)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.

14	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.08)	$10.60	(2.95)%	$420,863	0.91	%*	0.91	%*	0.90	%*	0.90	%*	1.67	%*	178%
(0.83)	11.01	10.75	444,228	0.92		0.92		0.90		0.90		1.93		317
(0.33)	10.72	1.49	375,436	0.92		0.92		0.90		0.90		2.27		175
(0.89)	10.90	9.96	395,649	0.93		0.93		0.90		0.90		2.40		383
(0.50)	10.75	8.53	410,473	0.90	(c)	0.90	(c)	0.90	(c)	0.90	(c)	2.46		355
(0.43)	10.38	4.90	325,839	0.95		0.95		0.95		0.95		2.35		236

(0.04)	10.60	(3.33)	82,770	1.66	*	1.66	*	1.65	*	1.65	*	0.92	*	178
(0.75)	11.01	9.94	79,910	1.67		1.67		1.65		1.65		1.13		317
(0.25)	10.72	0.73	52,311	1.67		1.67		1.65		1.65		1.52		175
(0.81)	10.90	9.14	55,877	1.68		1.68		1.65		1.65		1.64		383
(0.42)	10.75	7.72	48,749	1.65	(c)	1.65	(c)	1.65	(c)	1.65	(c)	1.72		355
(0.35)	10.38	4.12	50,739	1.70		1.70		1.70		1.70		1.60		236

(0.07)	10.60	(3.08)	36,676	1.16	*	1.16	*	1.15	*	1.15	*	1.42	*	178
(0.81)	11.01	10.48	37,816	1.17		1.17		1.15		1.15		1.66		317
(0.30)	10.72	1.23	27,215	1.17		1.17		1.15		1.15		2.03		175
(0.87)	10.90	9.68	23,357	1.18		1.18		1.15		1.15		2.13		383
(0.47)	10.75	8.26	15,970	1.15	(c)	1.15	(c)	1.15	(c)	1.15	(c)	2.23		355
(0.41)	10.38	4.64	16,130	1.20		1.20		1.20		1.20		2.11		236

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Statement of Assets and Liabilities PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$8,900,179
Investments in Affiliates	170
Financial Derivative Instruments
Exchange-traded or centrally cleared	8,687
Over the counter	236,833
Cash	2,376
Deposits with counterparty	20,920
Foreign currency, at value	23,574
Receivable for investments sold~	2,650,665
Receivable for Fund shares sold	8,974
Interest receivable	65,193
Dividends receivable from Affiliates	15
Total Assets	11,917,586
Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$225,112
Payable for sale-buyback transactions	606,227
Payable for short sales	630,435
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,639
Over the counter	77,095
Payable for Investments purchased~	2,163,309
Payable for investments in Affiliates purchased	15
Payable for investments purchased on a delayed-delivery basis	27,967
Deposits from counterparty	165,900
Payable for Fund shares redeemed	15,187
Dividends payable	2,174
Accrued investment advisory fees	1,639
Accrued supervisory and administrative fees	1,909
Accrued distribution fees	281
Accrued servicing fees	111
Other liabilities	17
Total Liabilities	3,923,017

Net Assets	$7,994,569
Net Assets Consist of:
Paid in capital	$8,150,420
Undistributed net investment income	71,846
Accumulated undistributed net realized gain	46,081
Net unrealized (depreciation)	(273,778)
$7,994,569

Cost of Investments in securities	$9,236,887
Cost of Investments in Affiliates	$170
Cost of Foreign Currency Held	$23,580
Proceeds Received on Short Sales	$628,695
Cost or Premiums of Financial Derivative Instruments, net	$(5,297)

* Includes repurchase agreements of:	$120,001
~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

16	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2015 (Unaudited)

Net Assets:
Institutional Class	$5,420,278
Class P	942,893
Administrative Class	44,789
Class D	1,046,300
Class A	420,863
Class C	82,770
Class R	36,676
Shares Issued and Outstanding:
Institutional Class	511,311
Class P	88,946
Administrative Class	4,225
Class D	98,701
Class A	39,701
Class C	7,808
Class R	3,460
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.60
Class P	10.60
Administrative Class	10.60
Class D	10.60
Class A	10.60
Class C	10.60
Class R	10.60

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Statement of Operations PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$110,043
Dividends	72
Dividends from Investments in Affiliates	521
Total Income	110,636

Expenses:
Investment advisory fees	10,723
Supervisory and administrative fees	12,377
Distribution and/or servicing fees - Administrative Class	55
Distribution and/or servicing fees - Class D	1,309
Distribution fees - Class C	313
Distribution fees - Class R	46
Servicing fees - Class A	531
Servicing fees - Class C	104
Servicing fees - Class R	46
Trustee fees	7
Interest expense	487
Total Expenses	25,998

Net Investment Income	84,638

Net Realized Gain (Loss):
Investments in securities	(228,999)
Investments in Affiliates	267
Exchange-traded or centrally cleared financial derivative instruments	5,338
Over the counter financial derivative instruments	(8,011)
Foreign currency	126,898

Net Realized (Loss)	(104,507)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	15,201
Investments in Affiliates	(133)
Exchange-traded or centrally cleared financial derivative instruments	(84,270)
Over the counter financial derivative instruments	(23,688)
Foreign currency assets and liabilities	(165,087)

Net Change in Unrealized (Depreciation)	(257,977)

Net (Decrease) in Net Assets Resulting from Operations	$ (277,846)

18	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$84,638	$162,626
Net realized gain (loss)	(104,507)	840,664
Net change in unrealized (depreciation)	(257,977)	(228,167)

Net increase (decrease) in net assets resulting from operations	(277,846)	775,123

Distributions to Shareholders:
From net investment income
Institutional Class	(59,875)	(427,091)
Class P	(8,652)	(57,691)
Administrative Class	(388)	(2,452)
Class D	(8,314)	(50,113)
Class A	(3,374)	(26,037)
Class B	0	(4)^
Class C	(343)	(3,796)
Class R	(248)	(2,438)
From net realized capital gains
Institutional Class	0	(19,779)
Class P	0	(2,739)
Administrative Class	0	(116)
Class D	0	(2,486)
Class A	0	(1,227)
Class B	0	(0)^
Class C	0	(207)
Class R	0	(127)

Total Distributions(a)	(81,194)	(596,303)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(624,260)	2,333,926

Total Increase (Decrease) in Net Assets	(983,300)	2,512,746

Net Assets:
Beginning of period	8,977,869	6,465,123
End of period*	$7,994,569	$8,977,869

* Including undistributed net investment income of:	$71,846	$68,402

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.3%

AUSTRALIA 1.7%

CORPORATE BONDS & NOTES 1.0%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015		$44,400	$44,401
2.400% due 11/23/2016		300	305
Telstra Corp. Ltd.
3.125% due 04/07/2025		1,000	977
Westpac Banking Corp.
1.250% due 12/15/2017		22,700	22,689
1.850% due 11/26/2018		10,100	10,184

			78,556

MORTGAGE-BACKED SECURITIES 0.1%
DECO Series
2.960% due 05/13/2045	AUD	8,412	5,898
Puma Global Trust
0.473% due 02/21/2038		$585	585
Torrens Trust
2.470% due 10/19/2038	AUD	1,187	832

			7,315

SOVEREIGN ISSUES 0.6%
New South Wales Treasury Corp.
4.000% due 05/20/2026		14,700	11,241
6.000% due 03/01/2022		15,600	13,173
New South Wales Treasury Corp. Inflation Linked Bond
2.750% due 11/20/2025		14,274	11,947
Queensland Treasury Corp.
4.250% due 07/21/2023		20,100	15,351

			51,712

Total Australia (Cost $152,941)			137,583

BELGIUM 0.1%

CORPORATE BONDS & NOTES 0.1%
KBC Bank NV
8.000% due 01/25/2023		$4,600	5,040

Total Belgium (Cost $5,029)			5,040

BRAZIL 2.8%

CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
2.694% due 03/17/2017		$4,900	4,226
3.214% due 03/17/2020		12,700	8,732
3.250% due 03/17/2017		29,200	25,842

			38,800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.3%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	198,800	$48,463
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		536,600	109,690
10.000% due 01/01/2025		147,900	27,347

			185,500

Total Brazil (Cost $310,238)			224,300

CANADA 1.8%

CORPORATE BONDS & NOTES 0.1%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	4,555
Caisse Centrale Desjardins
2.550% due 03/24/2017		5,000	5,050

			9,605

MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
1.044% due 07/01/2020	CAD	28,416	21,129

SOVEREIGN ISSUES 1.4%
Province of British Columbia
4.300% due 06/18/2042 (h)		3,000	2,670
Province of Ontario
2.100% due 09/08/2018 (h)		13,400	10,346
2.450% due 06/29/2022		$6,200	6,293
3.150% due 06/02/2022 (h)	CAD	3,400	2,743
3.450% due 06/02/2045 (h)		12,500	9,607
3.500% due 06/02/2024 (h)		50,000	41,035
Province of Quebec
3.000% due 09/01/2023 (h)		19,200	15,236
3.500% due 12/01/2022 (h)		6,500	5,340
4.250% due 12/01/2021 (h)		8,800	7,525
5.000% due 12/01/2038 (h)		8,100	7,651
6.000% due 10/01/2029 (h)		3,200	3,238

			111,684

Total Canada (Cost $163,247)			142,418

CAYMAN ISLANDS 0.7%

ASSET-BACKED SECURITIES 0.6%
ACAS CLO Ltd.
0.497% due 04/20/2021		$1,826	1,823
BlackRock Senior Income
0.527% due 04/20/2019		369	367
CIFC Funding Ltd.
1.459% due 08/14/2024		16,600	16,655

20	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dryden Senior Loan Fund
1.459% due 01/15/2022		$13,333	$13,311
Hillmark Funding Ltd.
0.583% due 05/21/2021		5,055	4,971
Mountain View Funding CLO Ltd.
0.549% due 04/15/2019		754	750
MSIM Peconic Bay Ltd.
0.567% due 07/20/2019		133	133
Octagon Investment Partners Ltd.
0.534% due 04/23/2020		102	102
Symphony CLO LP
1.383% due 01/09/2023		8,175	8,154

			46,266

CONVERTIBLE BONDS & NOTES 0.1%
NB Finance Ltd.
3.500% due 12/06/2015		5,300	5,274

Total Cayman Islands (Cost $51,373)			51,540

CHINA 0.3%

CORPORATE BONDS & NOTES 0.3%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$28,100	28,114

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	539	86
5.840% due 01/03/2019		4,388	743
China Government International Bond
3.380% due 05/23/2023		4,600	729
4.080% due 08/22/2023		4,600	764

			2,322

Total China (Cost $30,306)			30,436

CZECH REPUBLIC 0.1%

SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.380% due 10/27/2016	CZK	113,400	4,690

Total Czech Republic (Cost $4,715)			4,690

DENMARK 5.5%

CORPORATE BONDS & NOTES 5.5%
Nykredit Realkredit A/S
1.000% due 07/01/2016	DKK	610,400	92,169
1.000% due 10/01/2016		185,100	27,995
2.000% due 10/01/2015		46,700	6,994
2.000% due 04/01/2016		146,100	22,113
3.000% due 10/01/2047		154,500	22,866

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Realkredit Danmark A/S
1.000% due 04/01/2016	DKK	28,800	$4,337
2.000% due 01/01/2016		191,300	28,814
2.000% due 04/01/2016		1,543,600	233,525

Total Denmark (Cost $433,106)			438,813

FRANCE 6.0%

CORPORATE BONDS & NOTES 0.4%
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		$6,800	6,811
BPCE S.A.
4.625% due 07/11/2024		9,800	9,575
Dexia Credit Local S.A.
0.691% due 11/07/2016		1,500	1,502
1.875% due 01/29/2020		5,500	5,499
Orange S.A.
5.000% due 10/01/2026 (e)	EUR	6,000	6,607

			29,994

MORTGAGE-BACKED SECURITIES 0.0%
Infiniti SoPRANo
0.157% due 11/05/2019		2,496	2,606

SOVEREIGN ISSUES 5.6%
France Government International Bond
0.250% due 07/25/2024 (d)		36,336	42,686
1.000% due 05/25/2018 (h)		100,000	115,041
1.750% due 05/25/2023		8,400	10,217
1.750% due 11/25/2024		18,100	21,911
2.500% due 05/25/2030		21,300	27,243
3.250% due 05/25/2045		57,100	83,537
4.000% due 10/25/2038		12,900	20,590
4.500% due 04/25/2041 (h)		70,000	121,960
4.750% due 04/25/2035		600	1,022

			444,207

Total France (Cost $485,668)			476,807

GERMANY 2.0%

CORPORATE BONDS & NOTES 0.7%
FMS Wertmanagement AoeR
3.375% due 06/17/2021	EUR	12,400	16,323
KFW
5.000% due 03/19/2024	AUD	1,578	1,264
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		5,210	3,941
4.750% due 03/12/2019	NZD	20,900	14,086
5.375% due 04/23/2024		15,000	10,651
5.500% due 03/29/2022	AUD	15,800	12,782

			59,047

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.3%
Republic of Germany
0.100% due 04/15/2023 (d)	EUR	6,199	$7,255
0.750% due 04/15/2018 (d)		15,376	17,708
2.500% due 08/15/2046		4,700	6,806
4.000% due 01/04/2037		19,800	33,734
4.250% due 07/04/2039		19,550	35,408

			100,911

Total Germany (Cost $174,711)			159,958

GREECE 0.2%

CORPORATE BONDS & NOTES 0.1%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	2,900	2,738
National Bank of Greece S.A.
3.875% due 10/07/2016		7,600	7,860

			10,598

SOVEREIGN ISSUES 0.1%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		7,600	7,327
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	240,000	1,691
5.000% due 08/22/2016		40,000	303

			9,321

Total Greece (Cost $21,798)			19,919

GUERNSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		$20,100	20,739

Total Guernsey, Channel Islands (Cost $20,901)			20,739

IRELAND 1.0%

ASSET-BACKED SECURITIES 0.0%
Cordatus CLO PLC
0.283% due 01/30/2024	EUR	368	404
Magi Funding PLC
0.331% due 04/11/2021		105	117
Mercator CLO PLC
0.210% due 02/18/2024		100	111

			632

CORPORATE BONDS & NOTES 0.9%
Depfa ACS Bank
3.875% due 11/14/2016		14,000	16,294

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.875% due 10/28/2015		$2,600	$2,610
4.875% due 05/21/2019	EUR	13,950	18,167
5.125% due 03/16/2037		$12,150	15,465
5.500% due 04/25/2016		7,900	8,107
5.750% due 03/28/2017		3,900	4,160
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	3,400	4,008

			68,811

MORTGAGE-BACKED SECURITIES 0.1%
DECO Series
1.200% due 04/27/2027		4,469	4,939
Emerald Mortgages PLC
0.136% due 07/15/2048		485	515
German Residential Funding Ltd.
1.117% due 08/27/2024		280	315

			5,769

Total Ireland (Cost $78,620)			75,212

ITALY 14.6%

ASSET-BACKED SECURITIES 0.0%
Alba SPV SRL
1.481% due 04/20/2040	EUR	2,102	2,354

CORPORATE BONDS & NOTES 0.7%
Banca Carige SpA
3.750% due 11/25/2016		3,200	3,709
3.875% due 10/24/2018		25,900	31,663
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		2,000	2,328
Banco Popolare SC
3.500% due 03/14/2019		11,250	12,840
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$9,100	8,999

			59,539

MORTGAGE-BACKED SECURITIES 0.9%
Apulia Mortgages Finance SRL
0.749% due 06/20/2058	EUR	2,530	2,817
Berica ABS SRL
0.285% due 12/31/2055		1,125	1,248
Berica Residential MBS SRL
0.288% due 03/31/2048		7,255	7,938
Casa D’este Finance SRL
0.312% due 09/15/2040		9,051	9,940
Claris SRL
0.412% due 10/31/2060		10,211	11,134
Creso SRL
0.659% due 12/30/2060		5,505	6,183

22	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DECO SRL
1.420% due 02/22/2026	EUR	5,455	$6,061
Giovecca Mortgages SRL
0.581% due 04/23/2048		7,356	8,220
Marche Mutui SRL
0.342% due 02/25/2055		3,539	3,876
2.231% due 01/27/2064		9,794	11,135
Vela Home SRL
0.341% due 07/27/2028		6,808	7,586

			76,138

SOVEREIGN ISSUES 13.0%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)		14,846	17,218
2.500% due 12/01/2024		31,650	37,796
3.250% due 09/01/2046		7,300	8,902
3.750% due 09/01/2024 (h)		161,000	210,956
4.000% due 02/01/2037		58,600	80,487
4.500% due 05/01/2023		48,700	66,394
4.500% due 03/01/2024		34,150	46,858
4.750% due 08/01/2023 (h)		209,900	291,310
4.750% due 09/01/2044		57,900	89,894
5.000% due 03/01/2025		2,300	3,305
5.000% due 08/01/2039		3,200	5,039
5.000% due 09/01/2040		50,700	79,767
5.500% due 09/01/2022		49,150	70,134
5.500% due 11/01/2022		8,100	11,573
Italy Government International Bond
6.000% due 08/04/2028	GBP	9,500	17,748

			1,037,381

Total Italy (Cost $1,233,967)			1,175,412

JAPAN 19.4%

CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$10,600	10,544

SOVEREIGN ISSUES 19.3%
Japan Government International Bond
1.400% due 09/20/2034	JPY	48,320,000	426,766
1.500% due 03/20/2033		430,000	3,912
1.500% due 12/20/2044		10,620,000	91,117
1.600% due 03/20/2033		31,230,000	288,259
1.700% due 09/20/2032		45,930,000	431,435
1.700% due 09/20/2044		33,460,000	300,494

			1,541,983

Total Japan (Cost $1,624,288)			1,552,527

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.1%

ASSET-BACKED SECURITIES 0.0%
E-Carat S.A.
0.852% due 11/18/2020	EUR	159	$178
Penta CLO S.A.
0.268% due 06/04/2024		1,680	1,855

			2,033

CORPORATE BONDS & NOTES 0.1%
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
4.250% due 06/04/2018		2,600	3,179
Matterhorn Telecom S.A.
3.875% due 05/01/2022		5,300	5,287

			8,466

Total Luxembourg (Cost $11,015)			10,499

MEXICO 0.4%

SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	560,200	33,302

Total Mexico (Cost $41,794)			33,302

NETHERLANDS 1.1%

ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.279% due 01/17/2023	EUR	651	719
Chapel BV
0.341% due 07/17/2066		10,372	10,945
0.636% due 11/17/2064		6,035	6,369
Halcyon Structured Asset Management European CLO BV
0.289% due 01/25/2023		1,167	1,298
Highlander Euro CDO BV
0.206% due 05/01/2023		159	174
Panther CDO BV
0.364% due 10/15/2084		6,587	7,029

			26,534

CORPORATE BONDS & NOTES 0.8%
Bank Nederlandse Gemeenten NV
1.375% due 03/19/2018		$5,000	5,042
4.750% due 03/06/2023	AUD	11,010	8,508
6.750% due 03/02/2018		4,600	3,550
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		$13,000	12,415
ING Bank NV
2.500% due 01/14/2016		14,000	14,068

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ING Groep NV
6.500% due 04/16/2025 (e)		$4,735	$4,519
Rabobank Group
8.375% due 07/26/2016 (e)		4,850	5,015
8.400% due 06/29/2017 (e)		5,400	5,764
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	3,000	3,654

			62,535

MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
0.981% due 07/17/2041		1,200	1,198

Total Netherlands (Cost $92,441)			90,267

NORWAY 0.3%

CORPORATE BONDS & NOTES 0.2%
Eksportfinans ASA
2.375% due 05/25/2016		$13,400	13,436
5.500% due 05/25/2016		2,000	2,043
5.500% due 06/26/2017		1,000	1,055

			16,534

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	55,000	7,442

Total Norway (Cost $24,392)			23,976

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
4.000% due 10/25/2023	PLN	1,450	416

Total Poland (Cost $450)			416

PORTUGAL 0.4%

CORPORATE BONDS & NOTES 0.4%
Novo Banco S.A.
4.000% due 01/21/2019	EUR	20,700	21,507
4.750% due 01/15/2018		3,400	3,614
5.000% due 05/21/2019		4,400	4,659
5.000% due 05/23/2019		1,080	1,143

Total Portugal (Cost $33,991)			30,923

SLOVENIA 3.9%

CORPORATE BONDS & NOTES 0.0%
Nova Ljubljanska Banka d.d.
2.875% due 07/03/2017	EUR	700	795

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.9%
Slovenia Government International Bond
2.250% due 03/25/2022	EUR	3,900	$4,649
3.000% due 04/08/2021		7,350	9,146
3.500% due 03/23/2017		1,494	1,743
4.125% due 02/18/2019		$19,100	20,198
4.125% due 01/26/2020	EUR	4,670	6,002
4.375% due 01/18/2021		26,050	34,421
4.700% due 11/01/2016		109,450	128,438
4.750% due 05/10/2018		$37,700	40,198
5.250% due 02/18/2024		31,000	34,216
5.500% due 10/26/2022		23,200	26,141
5.850% due 05/10/2023		8,300	9,525

			314,677

Total Slovenia (Cost $321,935)			315,472

SPAIN 7.2%

CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (e)	EUR	6,600	7,086
Banco Santander S.A.
6.250% due 09/11/2021 (e)		2,400	2,502
BPE Financiaciones S.A.
2.500% due 02/01/2017		2,500	2,842

			12,430

MORTGAGE-BACKED SECURITIES 0.1%
TDA CAM Fondo de Titulizacion de Activos
0.206% due 10/26/2032		3,952	4,305
0.213% due 09/22/2032		825	904
TDA Mixto Fondo de Titulizacion de Activos
0.251% due 12/27/2030		1,636	1,791

			7,000

SOVEREIGN ISSUES 6.9%
Autonomous Community of Catalonia
4.300% due 11/15/2016		6,900	7,890
4.750% due 06/04/2018		11,600	13,697
4.801% due 07/31/2020		8,000	9,531
Autonomous Community of Madrid
4.125% due 05/21/2024		17,800	22,880
4.300% due 09/15/2026		2,400	3,139
5.750% due 02/01/2018		5,100	6,384
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	11,785	8,936
5.000% due 11/14/2016		$900	937
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	2,500	3,317
Spain Government International Bond
2.150% due 10/31/2025		38,400	43,944

24	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 10/31/2024	EUR	119,650	$144,283
3.800% due 04/30/2024		70,100	91,100
4.200% due 01/31/2037		6,500	8,887
4.400% due 10/31/2023		38,400	51,836
4.800% due 01/31/2024		13,200	18,320
4.900% due 07/30/2040		10,200	15,370
5.150% due 10/31/2044		41,600	65,765
5.250% due 04/06/2029	GBP	900	1,569
5.400% due 01/31/2023 (h)	EUR	20,000	28,373
Xunta de Galicia
6.131% due 04/03/2018		2,000	2,541
6.964% due 12/28/2017		3,000	3,838

			552,537

Total Spain (Cost $603,905)			571,967

SUPRANATIONAL 0.9%

CORPORATE BONDS & NOTES 0.9%
African Development Bank
5.250% due 03/23/2022	AUD	200	159
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	6,693
EUROFIMA
6.250% due 12/28/2018		50,055	39,226
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	945
0.500% due 12/21/2023		500	272
European Investment Bank
0.500% due 06/21/2023		13,600	7,529
0.500% due 08/10/2023		20,700	11,302
6.250% due 06/08/2021		11,100	9,190
Nordic Investment Bank
5.000% due 04/19/2022		500	395

Total Supranational (Cost $100,142)			75,711

SWEDEN 0.8%

CORPORATE BONDS & NOTES 0.6%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	65,500	8,448
Stadshypotek AB
3.000% due 03/21/2018		62,000	7,976
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		43,000	5,643
Swedbank AB
2.200% due 03/04/2020		$14,900	14,881
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	58,700	7,583

			44,531

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019	SEK	95,100	$13,129

Total Sweden (Cost $66,725)			57,660

SWITZERLAND 0.5%

CORPORATE BONDS & NOTES 0.5%
UBS AG
4.750% due 05/22/2023		$12,039	12,120
5.125% due 05/15/2024		4,200	4,136
7.250% due 02/22/2022		24,500	25,544
UBS Group AG
5.750% due 02/19/2022 (e)	EUR	1,600	1,794

Total Switzerland (Cost $44,281)			43,594

UNITED KINGDOM 10.8%

BANK LOAN OBLIGATIONS 0.1%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		$8,215	8,109

CORPORATE BONDS & NOTES 1.6%
Barclays Bank PLC
2.250% due 05/10/2017		6,000	6,117
7.625% due 11/21/2022		20,014	22,466
7.750% due 04/10/2023		6,051	6,490
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	4,400	4,828
8.000% due 12/15/2020 (e)		1,200	1,420
HSBC Holdings PLC
5.250% due 09/16/2022 (e)		400	425
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	1,000	1,917
9.875% due 12/16/2021		$10,044	10,957
12.000% due 12/16/2024 (e)		11,300	16,018
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	6,888	10,550
7.875% due 06/27/2029 (e)		1,900	2,966
Nationwide Building Society
10.250% due 06/29/2049 (e)		5	974
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$2,700	2,948
13.125% due 03/19/2022	AUD	1,500	1,176
Tesco Corporate Treasury Services PLC
1.375% due 07/01/2019	EUR	7,100	7,598
Tesco PLC
5.000% due 03/24/2023	GBP	700	1,052
6.125% due 02/24/2022		8,399	13,562
Tesco Property Finance PLC
5.411% due 07/13/2044		9,982	13,367

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Virgin Media Secured Finance PLC
4.875% due 01/15/2027	GBP	2,200	$2,966

			127,797

MORTGAGE-BACKED SECURITIES 2.4%
Business Mortgage Finance PLC
0.966% due 02/15/2039		935	1,387
2.586% due 02/15/2041		9,753	14,384
Darrowby PLC
2.285% due 02/20/2044		11,221	17,191
EuroMASTR PLC
0.788% due 06/15/2040		205	276
Eurosail PLC
0.124% due 03/13/2045	EUR	379	401
0.125% due 12/10/2044		5,188	5,499
0.202% due 12/15/2044		7,714	7,157
0.747% due 06/10/2044	GBP	10,467	15,240
0.749% due 03/13/2045		63	91
0.889% due 06/13/2045		1,411	2,113
Fosse Master Issuer PLC
2.684% due 10/18/2054		11,566	17,512
Gemgarto
3.534% due 05/14/2045		71	108
Granite Mortgages PLC
0.906% due 03/20/2044		447	674
0.906% due 06/20/2044		669	1,009
0.966% due 09/20/2044		27	40
Great Hall Mortgages PLC
0.093% due 03/18/2039	EUR	2,308	2,409
0.113% due 06/18/2038		35	37
0.470% due 06/18/2039		$3,709	3,397
0.726% due 06/18/2039	GBP	52	72
Hercules Eclipse PLC
0.821% due 10/25/2018		377	561
Landmark Mortgage Securities PLC
0.808% due 06/17/2038		47	67
Leek Finance PLC
0.605% due 09/21/2038		$6,322	6,608
0.625% due 12/21/2037		2,855	3,035
Ludgate Funding PLC
0.144% due 01/01/2061	EUR	264	264
Mansard Mortgages PLC
1.238% due 12/15/2049	GBP	13,377	19,297
Money Partners Securities PLC
0.968% due 03/15/2040		767	1,089
Newgate Funding PLC
0.224% due 12/01/2050	EUR	5,700	5,213
0.562% due 12/15/2050		10,881	11,272
0.751% due 12/01/2050	GBP	99	136
0.788% due 12/15/2050		5,000	6,180
1.212% due 12/15/2050	EUR	2,259	2,320

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.462% due 12/15/2050	EUR	3,705	$3,593
1.588% due 12/15/2050	GBP	4,971	6,872
1.838% due 12/15/2050		2,802	3,899
Paragon Mortgages PLC
0.282% due 06/15/2041	EUR	300	297
0.336% due 05/15/2041		342	351
0.946% due 05/15/2041	GBP	34	47
Preferred Residential Securities PLC
1.338% due 12/15/2042		36	47
ResLoc UK PLC
0.748% due 12/15/2043		939	1,273
0.808% due 12/15/2043		1,616	2,066
RMAC PLC
0.364% due 12/12/2036	EUR	163	171
RMAC Securities PLC
0.204% due 06/12/2044		166	159
0.486% due 06/12/2044		$388	346
0.739% due 06/12/2044	GBP	2,933	3,954
0.759% due 06/12/2044		7,975	10,775
Silk Road Finance PLC
1.936% due 06/21/2055		43	65
Tenterden Funding PLC
2.086% due 03/21/2044		3,858	5,911
Thrones PLC
2.084% due 07/20/2044		2,951	4,442
Uropa Securities PLC
0.132% due 10/10/2040	EUR	104	114

			189,421

SOVEREIGN ISSUES 6.7%
United Kingdom Gilt
2.250% due 09/07/2023	GBP	28,100	44,672
2.750% due 09/07/2024		8,400	13,850
3.250% due 01/22/2044 (h)		140,700	246,324
3.500% due 01/22/2045		65,900	120,755
4.250% due 12/07/2040		42,900	86,858
4.750% due 12/07/2030		8,000	16,237
4.750% due 12/07/2038		3,000	6,418

			535,114

Total United Kingdom (Cost $834,744)			860,441

UNITED STATES 23.2%

ASSET-BACKED SECURITIES 5.1%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$275	263
ACE Securities Corp. Home Equity Loan Trust
0.584% due 02/25/2036		20,000	8,628
0.874% due 09/25/2035		7,758	6,241

26	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.664% due 10/25/2035	$2,300	$2,243
Amortizing Residential Collateral Trust
0.774% due 07/25/2032	44	41
Amresco Residential Securities Corp. Mortgage Loan Trust
1.134% due 06/25/2029	221	206
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.014% due 02/25/2034	578	522
Asset-Backed Funding Certificates Trust
0.324% due 01/25/2037	7,647	5,254
Asset-Backed Securities Corp. Home Equity Loan Trust
1.289% due 02/25/2035	9,804	7,999
1.557% due 04/15/2033	1,583	1,561
Bear Stearns Asset-Backed Securities Trust
0.854% due 10/25/2032	27	26
0.994% due 10/27/2032	48	46
1.194% due 10/25/2037	83	79
BNC Mortgage Loan Trust
0.294% due 05/25/2037	663	640
Carrington Mortgage Loan Trust
0.514% due 10/25/2035	3	3
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045	469	331
0.354% due 12/25/2036	5,108	3,378
0.454% due 03/25/2036	10,900	8,338
0.454% due 03/25/2037	4,824	3,753
5.750% due 10/25/2037	3,499	3,284
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	52	53
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^	2,351	2,088
0.334% due 05/25/2037	7,675	6,493
0.334% due 08/25/2037	9,862	7,768
0.334% due 05/25/2047	12,646	9,916
0.334% due 06/25/2047 ^	2,030	1,592
0.364% due 06/25/2047	7,457	7,073
0.374% due 09/25/2036	120	118
0.394% due 06/25/2047	12,975	9,687
0.434% due 03/25/2036	3,429	3,092
0.484% due 07/25/2036	8,500	7,554
0.534% due 12/25/2036 ^	694	488
0.844% due 01/25/2036	4,900	3,622
1.169% due 06/25/2035	429	425
Countrywide Asset-Backed Certificates Trust
0.344% due 03/25/2047	1,818	1,636
0.794% due 08/25/2035	1,134	1,123
0.864% due 10/25/2035	12,200	9,921
1.444% due 07/25/2035	18,080	13,391
4.740% due 10/25/2035	569	580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032	$57	$53
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036	6	3
First Alliance Mortgage Loan Trust
0.676% due 12/20/2027	7	7
First Franklin Mortgage Loan Trust
0.554% due 10/25/2035	3,294	3,089
1.094% due 03/25/2034	2,167	2,078
Fremont Home Loan Trust
0.344% due 10/25/2036	9,615	5,007
0.464% due 02/25/2036	7,522	5,194
0.534% due 11/25/2035	8,715	7,953
GSAA Trust
5.995% due 03/25/2046 ^	1,993	1,496
Home Equity Asset Trust
0.794% due 11/25/2032	2	2
HSI Asset Securitization Corp. Trust
0.454% due 04/25/2037	11,304	6,761
0.604% due 01/25/2036	4,500	3,381
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.364% due 04/25/2037	7,585	5,109
0.434% due 04/25/2037	13,916	8,702
JPMorgan Mortgage Acquisition Trust
0.304% due 08/25/2036	123	64
0.324% due 08/25/2036	24,003	20,954
0.464% due 08/25/2036	9,100	6,232
Long Beach Mortgage Loan Trust
0.349% due 05/25/2036	31,041	17,311
0.454% due 08/25/2045	3,679	2,862
0.754% due 10/25/2034	12	12
1.019% due 06/25/2035	854	850
MASTR Asset-Backed Securities Trust
0.344% due 03/25/2036	1,391	985
Merrill Lynch Mortgage Investors Trust
0.274% due 09/25/2037	41	16
0.314% due 02/25/2037	67	32
0.674% due 05/25/2036	1,435	1,312
MESA Trust
0.994% due 12/25/2031	176	162
Morgan Stanley ABS Capital, Inc. Trust
0.324% due 10/25/2036	1,551	1,215
Morgan Stanley Home Equity Loan Trust
0.364% due 04/25/2037	23,166	13,161
0.424% due 04/25/2037	12,442	7,130
0.544% due 04/25/2037	1,790	1,043
Morgan Stanley Mortgage Loan Trust
0.264% due 01/25/2047 ^	10	9
5.919% due 09/25/2046 ^	2,045	1,193
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.484% due 03/25/2036	5,923	4,584

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NovaStar Mortgage Funding Trust
0.324% due 03/25/2037	$30,237	$19,734
Option One Mortgage Loan Trust
0.384% due 01/25/2036	583	569
Popular ABS Mortgage Pass-Through Trust
0.284% due 06/25/2047 ^	46	46
RAAC Trust
1.394% due 09/25/2047	6,627	6,520
Renaissance Home Equity Loan Trust
0.694% due 12/25/2033	74	71
5.294% due 01/25/2037	15,207	8,493
5.675% due 06/25/2037	16,841	8,497
5.731% due 11/25/2036	33,777	20,541
Residential Asset Mortgage Products Trust
0.419% due 12/25/2035	5,104	3,930
0.494% due 03/25/2036	5,007	4,380
0.554% due 02/25/2036	3,075	2,151
0.754% due 06/25/2032	69	65
Residential Asset Securities Corp. Trust
0.354% due 07/25/2036	690	667
0.694% due 07/25/2032 ^	132	116
1.034% due 09/25/2034	1,486	1,282
Saxon Asset Securities Trust
1.944% due 12/25/2037	8,182	6,592
1.994% due 05/25/2031	1,157	1,000
Securitized Asset-Backed Receivables LLC Trust
0.324% due 05/25/2037 ^	404	288
0.364% due 08/25/2036	837	356
SLM Private Education Loan Trust
1.307% due 12/15/2021	8	8
SLM Student Loan Trust
0.295% due 07/25/2017	3	3
0.795% due 10/25/2017	767	767
1.795% due 04/25/2023	12,875	12,919
Soundview Home Loan Trust
0.254% due 11/25/2036	47	19
0.474% due 05/25/2036	7,215	5,793
Specialty Underwriting & Residential Finance Trust
0.544% due 09/25/2036	1,169	1,150
Structured Asset Securities Corp. Mortgage Loan Trust
0.354% due 03/25/2036	4,104	3,378
0.414% due 12/25/2036	19,167	11,255
0.424% due 05/25/2047	5,200	4,081
Wells Fargo Home Equity Asset-Backed Securities Trust
0.424% due 01/25/2037	21,575	15,002

		407,091

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.250% due 08/24/2021	3,300	3,291

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 01/24/2023		$10,500	$10,452

			13,743

CORPORATE BONDS & NOTES 1.9%
Ally Financial, Inc.
2.750% due 01/30/2017		600	597
3.125% due 01/15/2016		2,500	2,494
3.250% due 09/29/2017		1,582	1,571
3.500% due 07/18/2016		3,600	3,614
3.600% due 05/21/2018		4,600	4,554
5.500% due 02/15/2017		1,300	1,336
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,100	1,283
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	948
Bank of America Corp.
6.100% due 03/17/2025 (e)		$20,900	20,351
BellSouth Corp.
4.821% due 04/26/2021		28,900	29,492
CCO Safari LLC
4.464% due 07/23/2022		10,650	10,662
4.908% due 07/23/2025		11,400	11,367
6.384% due 10/23/2035		4,096	4,155
Chesapeake Energy Corp.
3.539% due 04/15/2019		1,200	855
CIT Group, Inc.
5.500% due 02/15/2019		1,000	1,040
Citigroup, Inc.
5.950% due 05/15/2025 (e)		18,000	16,987
International Lease Finance Corp.
6.750% due 09/01/2016		7,100	7,357
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		7,000	744
Metropolitan Life Global Funding
2.000% due 04/14/2020		9,000	8,954
MGM Resorts International
7.625% due 01/15/2017		600	630
SLM Student Loan Trust
1.136% due 03/15/2038	GBP	3,923	5,338
Springleaf Finance Corp.
6.900% due 12/15/2017		$5,600	5,866
Wells Fargo & Co.
3.000% due 02/19/2025		13,800	13,324
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	116

			153,635

MORTGAGE-BACKED SECURITIES 4.6%
Adjustable Rate Mortgage Trust
2.763% due 09/25/2035		$385	340

28	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ally Financial, Inc.
2.500% due 03/15/2017 (f)	$6,000	$5,920
American Home Mortgage Assets Trust
0.384% due 05/25/2046 ^	465	343
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	6,887	5,910
Banc of America Commercial Mortgage Trust
5.733% due 06/10/2049	1,772	1,855
Banc of America Funding Trust
0.496% due 06/20/2047	2,000	1,433
2.622% due 03/20/2036	341	315
2.693% due 02/20/2036	3,937	3,917
2.914% due 01/20/2047 ^	285	242
2.946% due 11/20/2034	819	790
3.000% due 10/20/2046 ^	95	72
5.500% due 01/25/2036	529	556
6.000% due 03/25/2037 ^	666	576
Banc of America Mortgage Trust
2.556% due 04/25/2035	641	591
2.789% due 06/25/2035	705	678
2.852% due 09/25/2035 ^	94	87
BCAP LLC Trust
0.923% due 01/26/2047	967	858
2.482% due 02/26/2036	446	450
5.250% due 02/26/2036	1,487	1,342
5.250% due 04/26/2037	3,619	3,358
5.250% due 08/26/2037	1,519	1,584
5.345% due 03/26/2037	4,692	4,583
Bear Stearns Adjustable Rate Mortgage Trust
2.459% due 05/25/2034	237	221
2.515% due 03/25/2035	326	330
2.531% due 10/25/2033	215	218
2.655% due 05/25/2034	443	429
2.690% due 01/25/2035	784	773
2.753% due 10/25/2035	92	92
2.826% due 07/25/2034	392	386
2.833% due 02/25/2034	40	39
3.182% due 11/25/2034	10	10
Bear Stearns ALT-A Trust
2.399% due 01/25/2036 ^	412	338
2.545% due 08/25/2036 ^	1,097	698
2.555% due 08/25/2036 ^	337	249
2.655% due 11/25/2035 ^	135	101
2.697% due 09/25/2035	6,659	5,682
2.838% due 08/25/2036 ^	2,229	1,681
4.139% due 11/25/2036 ^	681	521
Bear Stearns Structured Products, Inc. Trust
2.641% due 12/26/2046	89	68
Chase Mortgage Finance Trust
2.621% due 02/25/2037	864	880
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.424% due 05/25/2036	1,891	1,671

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	$183	$177
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035	696	699
2.420% due 09/25/2035	831	837
2.622% due 07/25/2046 ^	1,816	1,592
2.660% due 05/25/2035	217	215
2.708% due 08/25/2035	102	101
2.905% due 09/25/2037 ^	1,752	1,590
5.185% due 03/25/2037 ^	1,334	999
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.385% due 09/25/2035 ^	5,349	4,636
Commercial Mortgage Trust
0.672% due 03/10/2046 (a)	13,000	504
1.810% due 07/10/2046 (a)	13,566	425
1.893% due 01/10/2046 (a)	9,627	703
2.377% due 07/10/2046 (a)	10,824	689
Countrywide Alternative Loan Trust
0.334% due 04/25/2047	1,570	1,327
0.364% due 01/25/2037 ^	558	540
0.384% due 09/25/2046 ^	1,336	1,165
0.396% due 02/20/2047 ^	564	419
0.404% due 07/25/2046 ^	90	73
0.406% due 09/20/2046	9,840	8,557
0.426% due 03/20/2046	140	111
0.426% due 05/20/2046 ^	1,079	831
0.426% due 07/20/2046 ^	964	728
0.474% due 02/25/2037	569	457
0.544% due 05/25/2037 ^	843	520
0.594% due 09/25/2035 ^	489	410
0.644% due 09/25/2035 ^	2,492	1,921
1.199% due 12/25/2035	120	100
1.449% due 11/25/2047 ^	6,472	4,887
1.579% due 11/25/2047 ^	15,039	11,465
1.599% due 08/25/2035	753	684
1.643% due 11/25/2035	525	430
2.183% due 11/25/2035	509	428
2.603% due 02/25/2037 ^	331	297
5.250% due 06/25/2035 ^	297	274
6.000% due 01/25/2037 ^	1,453	1,248
6.250% due 08/25/2037 ^	690	592
6.500% due 08/25/2032	97	98
Countrywide Home Loan Mortgage Pass-Through Trust
0.484% due 04/25/2035	29	26
0.514% due 03/25/2035	1,015	793
0.524% due 02/25/2035	20	19
0.734% due 03/25/2035	1,311	1,231
2.416% due 05/20/2036	803	745
2.439% due 04/20/2036	15,942	14,438
2.448% due 11/25/2034	1,294	1,229
2.509% due 03/25/2037 ^	505	411
2.557% due 09/20/2036 ^	268	241
2.564% due 02/20/2036 ^	1,449	1,316

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.596% due 02/25/2047 ^	$546	$486
2.691% due 08/25/2034 ^	496	434
2.745% due 11/19/2033	19	19
2.766% due 08/25/2034 ^	110	98
Credit Suisse First Boston Mortgage Securities Corp.
1.344% due 03/25/2034 ^	224	217
2.285% due 07/25/2033	32	32
2.580% due 08/25/2033	138	139
DBUBS Mortgage Trust
0.322% due 11/10/2046 (a)	16,942	251
1.528% due 11/10/2046 (a)	31,613	555
Deutsche ALT-A Securities, Inc.
0.334% due 07/25/2047	888	726
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035	395	393
Downey Savings & Loan Association Mortgage Loan Trust
0.536% due 07/19/2045 ^	90	12
Extended Stay America Trust
1.213% due 12/05/2031 (a)	37,000	140
First Horizon Mortgage Pass-Through Trust
2.719% due 10/25/2035	417	410
2.726% due 08/25/2035	328	294
First Republic Mortgage Loan Trust
0.557% due 11/15/2031	79	76
GMAC Mortgage Corp. Loan Trust
3.045% due 06/25/2034	53	52
GreenPoint Mortgage Funding Trust
0.374% due 01/25/2037	870	703
0.404% due 04/25/2036	762	578
0.464% due 11/25/2045	166	145
Greenpoint Mortgage Pass-Through Certificates
2.855% due 10/25/2033	49	48
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	930	966
GS Mortgage Securities Corp.
1.777% due 02/10/2046 (a)	13,875	1,230
2.499% due 11/10/2045 (a)	25,080	2,609
GSR Mortgage Loan Trust
1.860% due 03/25/2033	179	177
2.666% due 05/25/2035	283	265
2.702% due 09/25/2035	793	798
2.759% due 04/25/2035	64	64
2.813% due 01/25/2035	978	940
3.749% due 11/25/2035	1,084	1,047
HarborView Mortgage Loan Trust
0.396% due 07/19/2046	2,025	1,215
0.406% due 09/19/2037	1,446	1,165
0.456% due 03/19/2036	222	162
2.583% due 05/19/2033	339	338
2.682% due 07/19/2035	249	223

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HomeBanc Mortgage Trust
2.287% due 04/25/2037 ^	$1,452	$905
4.990% due 04/25/2037 ^	527	429
Impac CMB Trust
0.914% due 10/25/2034	1,439	1,230
0.974% due 10/25/2034	690	651
1.194% due 07/25/2033	52	50
IndyMac Mortgage Loan Trust
0.374% due 07/25/2047	4,774	3,461
0.384% due 09/25/2046	4,614	3,962
0.434% due 06/25/2037	1,220	1,059
0.444% due 02/25/2037	1,100	693
0.494% due 11/25/2035 ^	322	196
0.494% due 06/25/2037 ^	535	295
2.551% due 12/25/2034	153	147
2.663% due 03/25/2036	9,100	6,948
2.796% due 11/25/2035 ^	2,000	1,813
4.725% due 08/25/2036	891	860
JPMBB Commercial Mortgage Securities Trust
1.425% due 04/15/2047 (a)	59,240	3,010
JPMorgan Alternative Loan Trust
0.469% due 03/25/2036 ^	2,223	2,088
2.531% due 12/25/2035 ^	22,900	19,581
5.500% due 11/25/2036 ^	6	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.416% due 12/15/2047 (a)	82,344	5,210
4.070% due 11/15/2043	300	323
JPMorgan Mortgage Trust
1.993% due 11/25/2033	196	196
2.546% due 02/25/2036 ^	1,049	919
2.635% due 07/25/2035	301	299
2.686% due 07/25/2035	124	124
2.737% due 09/25/2035	559	534
2.767% due 10/25/2035	35	34
Luminent Mortgage Trust
0.364% due 12/25/2036	2,983	2,410
MASTR Adjustable Rate Mortgages Trust
0.404% due 04/25/2046	2,645	1,981
0.494% due 05/25/2047 ^	1,332	839
MASTR Alternative Loan Trust
0.594% due 03/25/2036	462	113
6.000% due 03/25/2036 ^	3,119	2,753
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.687% due 06/15/2030	46	44
2.609% due 10/20/2029	23	23
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036	1,175	1,085
0.444% due 11/25/2035	2,340	2,223
0.444% due 08/25/2036	109	106
1.673% due 10/25/2035	2,315	2,257
2.182% due 02/25/2033	172	165
2.571% due 06/25/2035	623	610

30	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.073% due 08/12/2049	$700	$743
Morgan Stanley Bank of America Merrill Lynch Trust
1.560% due 05/15/2046 (a)	66,519	4,233
1.813% due 02/15/2046 (a)	60,484	4,717
1.969% due 08/15/2045 (a)	44,199	3,214
Morgan Stanley Capital Trust
0.354% due 07/12/2044	8,910	8,880
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.954% due 08/25/2034	49	47
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.474% due 12/25/2035	2,546	2,294
Residential Accredit Loans, Inc. Trust
0.344% due 02/25/2047	2,485	1,418
0.374% due 07/25/2036	29,579	19,005
0.394% due 12/25/2046 ^	1,081	742
0.404% due 04/25/2046	66	34
0.464% due 05/25/2046 ^	843	520
Residential Asset Securitization Trust
0.594% due 01/25/2046 ^	166	86
0.644% due 12/25/2036 ^	458	134
6.250% due 10/25/2036 ^	345	289
6.500% due 08/25/2036 ^	757	507
Residential Funding Mortgage Securities, Inc. Trust
3.161% due 09/25/2035 ^	404	323
6.500% due 03/25/2032	62	65
Royal Bank of Scotland Capital Funding Trust
6.230% due 12/16/2049	3,629	3,750
Sequoia Mortgage Trust
2.672% due 04/20/2035	229	238
Structured Adjustable Rate Mortgage Loan Trust
2.513% due 04/25/2034	317	318
2.560% due 02/25/2034	250	250
2.565% due 02/25/2036 ^	2,928	2,598
2.569% due 08/25/2035	839	790
2.737% due 09/25/2034	97	97
2.769% due 09/25/2036 ^	1,218	786
3.877% due 05/25/2036 ^	1,024	946
Structured Asset Mortgage Investments Trust
0.384% due 06/25/2036	132	111
0.404% due 05/25/2046	854	676
0.414% due 05/25/2036	5,147	3,882
0.414% due 09/25/2047	5,782	4,650
0.454% due 05/25/2046 ^	171	66
0.494% due 08/25/2036 ^	1,650	701
0.504% due 12/25/2035	14	10
0.796% due 07/19/2034	18	18
1.699% due 08/25/2047 ^	2,231	1,870
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^	57	56
5.500% due 09/25/2035	854	866

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Thornburg Mortgage Securities Trust
1.444% due 06/25/2037	$2,577	$2,264
1.444% due 06/25/2047 ^	3,668	3,276
2.063% due 10/25/2043	103	101
2.096% due 06/25/2037	15,727	15,083
2.146% due 03/25/2037	1,434	1,269
5.750% due 06/25/2037	6,542	6,477
5.750% due 06/25/2047	138	133
6.095% due 09/25/2037	207	212
UBS-Barclays Commercial Mortgage Trust
1.975% due 12/10/2045 (a)	61,627	5,627
UBS-Citigroup Commercial Mortgage Trust
2.638% due 01/10/2045 (a)	22,740	1,902
WaMu Mortgage Pass-Through Certificates Trust
0.474% due 11/25/2045	5,938	5,213
0.484% due 07/25/2045	2,212	2,080
0.504% due 01/25/2045	522	495
0.534% due 01/25/2045	4,078	3,863
0.934% due 11/25/2034	1,189	1,135
0.959% due 04/25/2047	4,495	3,823
0.993% due 12/25/2046	233	214
1.179% due 06/25/2046	1,320	1,238
1.199% due 02/25/2046	3,140	2,903
1.893% due 02/27/2034	357	350
2.159% due 10/25/2046	1,831	1,700
2.193% due 02/25/2037 ^	2,421	2,040
2.352% due 12/25/2035	691	657
2.430% due 10/25/2035	776	749
2.450% due 04/25/2035	875	864
2.560% due 06/25/2033	102	104
5.884% due 08/25/2046 ^	2,891	2,676
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
0.444% due 07/25/2046 ^	47	21
0.969% due 04/25/2047 ^	347	43
1.039% due 05/25/2047 ^	230	17
1.139% due 07/25/2046 ^	655	421
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	266	243
Wells Fargo Mortgage-Backed Securities Trust
0.694% due 07/25/2037 ^	547	477
2.619% due 03/25/2035	4,746	4,779
2.625% due 12/25/2033	5	5
2.670% due 06/25/2035	443	454
2.680% due 06/25/2035	1,437	1,430
2.696% due 04/25/2036	114	114
2.713% due 10/25/2036	98	94
2.734% due 10/25/2035	374	376
2.735% due 10/25/2035	600	579
3.459% due 03/25/2036	54	53
5.705% due 04/25/2036	194	42

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo-RBS Commercial Mortgage Trust
0.408% due 03/15/2048 (a)	$40,000	$990
1.613% due 03/15/2048 (a)	113,131	8,178
1.616% due 03/15/2045 (a)	72,695	4,610

		367,308

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	137
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	1,600	1,954
7.950% due 03/01/2036	900	1,080
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	930	930
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,000	1,281
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	669
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	2,400	3,010

		9,061

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.124% due 03/15/2017	20,000	458

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
0.294% due 01/25/2021	$2	2
0.314% due 03/25/2034	83	83
0.394% due 10/27/2037	614	610
0.494% due 03/25/2036	39	39
0.624% due 11/25/2040	4,248	4,265
0.644% due 11/25/2040	6,727	6,778
0.694% due 10/25/2040 - 12/25/2040	7,631	7,694
1.383% due 06/01/2043	85	87
2.004% due 12/01/2034	309	327
2.200% due 01/01/2023	33	34
2.290% due 11/01/2022	10	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.359% due 08/01/2036	$214	$227
2.362% due 08/01/2023	56	60
2.375% due 06/01/2035	241	253
2.384% due 04/01/2032	37	39
2.468% due 01/25/2022 (a)	24,783	2,506
2.500% due 04/01/2045	987	968
2.552% due 11/01/2034	1,835	1,957
2.633% due 12/01/2030	12	13
3.000% due 11/01/2045	22,000	22,263
3.500% due 03/01/2020 - 10/01/2045	21,656	22,933
4.295% due 06/01/2021	2,036	2,262
5.370% due 12/01/2015	2,331	2,340
6.000% due 04/25/2043 - 07/25/2044	1,421	1,628
Freddie Mac
0.687% due 10/15/2040	4,274	4,313
0.807% due 12/15/2037	1,312	1,325
1.012% due 09/25/2022 (a)	24,451	1,217
1.167% due 11/25/2022 (a)	34,059	2,042
1.383% due 10/25/2044 - 02/25/2045	2,994	3,099
1.458% due 08/25/2019 (a)	39,109	1,747
1.556% due 11/25/2019 (a)	35,531	1,774
1.712% due 10/25/2021 (a)	29,396	2,279
1.805% due 06/25/2020 (a)	37,058	2,166
2.360% due 06/01/2022	69	71
2.486% due 09/01/2035	113	121
6.000% due 12/01/2033	871	998
6.500% due 11/15/2023	43	47
Ginnie Mae
1.625% due 11/20/2021 - 11/20/2030	283	296
1.750% due 05/20/2022 - 05/20/2030	328	338
2.000% due 07/20/2022 - 05/20/2030	103	107
6.000% due 08/20/2034	11,377	13,060
NCUA Guaranteed Notes
0.673% due 11/05/2020	40,471	40,687
0.763% due 12/08/2020	18,944	19,079
Small Business Administration
5.110% due 04/01/2025	63	68

		172,212

U.S. TREASURY OBLIGATIONS 9.2%
U.S. Treasury Bonds
2.125% due 05/15/2025 (j)(l)	16,800	16,910
5.250% due 02/15/2029 (l)	8,600	11,555
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (j)	24,146	23,568
0.125% due 07/15/2022 (j)	115,714	113,022
0.125% due 01/15/2023 (j)(l)	136,789	132,097
0.250% due 01/15/2025 (h)(j)(l)	365,738	351,127
1.375% due 01/15/2020 (j)(l)	3,200	3,362

32	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 02/15/2044 (l)		$2,048	$2,084
1.750% due 01/15/2028 (j)(l)		5,126	5,678
2.375% due 01/15/2025 (j)		8,989	10,361
2.375% due 01/15/2027 (j)(l)		4,970	5,828
2.500% due 01/15/2029 (j)(l)		5,891	7,081
U.S. Treasury Strips
0.000% due 11/15/2023 (c)		33,500	28,432
0.000% due 05/15/2026 (c)		28,100	22,022

			733,127

Total United States (Cost $1,856,730)			1,856,635

SHORT-TERM INSTRUMENTS 5.2%

CERTIFICATES OF DEPOSIT 0.3%
Intesa Sanpaolo SpA
1.666% due 04/11/2016		$28,300	28,348

REPURCHASE AGREEMENTS (g) 1.5%
			120,001

SHORT-TERM NOTES 0.3%
Czech Republic Ministry of Finance Bill
0.010% due 12/04/2015 - 02/19/2016	CZK	526,000	21,636

CHINA TREASURY BILLS 0.0%
3.320% due 10/13/2015	CNY	300	47

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 2.9%
(0.035%) due 12/28/2015	JPY	27,740,000	$231,247

U.S. TREASURY BILLS 0.2%
0.103% due 01/07/2016 - 02/25/2016 (b)(h)(j)(l)		$12,643	12,643

Total Short-Term Instruments (Cost $413,434)			413,922

Total Investments in Securities (Cost $9,236,887)			8,900,179

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		17,111	170

Total Short-Term Instruments (Cost $170)			170

Total Investments in Affiliates (Cost $170)			170

Total Investments 111.3% (Cost $9,237,057)			$8,900,349

Financial Derivative Instruments (i)(k) 2.0% (Cost or Premiums, net $(5,297))			162,786

Other Assets and Liabilities, net (13.3%)			(1,068,566)

Net Assets 100.0%			$7,994,569

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$6,000	$5,920	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	0.100%	05/04/2015	12/31/2015	EUR 104,401	France Government International Bond 0.250% due 07/25/2018	$(114,040)	$116,657	$116,657
SSB	0.000	09/30/2015	10/01/2015	$ 3,344	U.S. Treasury Notes 0.625% due 02/15/2017	(3,414)	3,344	3,344

Total Repurchase Agreements						$(105,472)	$120,001	$120,001

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BPS	(0.170%)	05/04/2015	TBD	(2)	EUR	(104,400)	$(116,574)
GRE	1.050%	09/29/2015	10/06/2015		$	(2,413)	(2,413)
MEI	0.800%	09/28/2015	10/05/2015		CAD	(141,614)	(106,125)

Total Reverse Repurchase Agreements							$(225,112)

(2)	Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (4)
BPS	(0.160%)	08/14/2015	10/08/2015	EUR	(54,859)	$(61,320)
	(0.110%)	08/24/2015	11/05/2015		(61,648)	(69,140)
	(0.081%)	08/25/2015	11/05/2015		(58,902)	(64,971)
	(0.080%)	09/02/2015	11/05/2015		(55,077)	(61,769)
	(0.050%)	09/30/2015	11/05/2015		(13,057)	(14,648)
GSC	0.530%	09/22/2015	10/06/2015	$	(23,233)	(23,235)
MSC	(0.100%)	09/30/2015	11/05/2015	EUR	(130,318)	(146,067)
MYI	0.669%	09/29/2015	11/12/2015	GBP	(66,085)	(100,295)
TDM	0.620%	09/23/2015	10/06/2015	$	(64,776)	(64,782)

Total Sale-Buyback Transactions						$(606,227)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $633,366 at a weighted average interest rate of (0.024)%.
(4)	Payable for sale-buyback transactions includes $1,507 of deferred price drop.

34	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	10/01/2045	$12,100	$(12,518)	$(12,628)
Fannie Mae	3.500%	11/01/2045	10,700	(11,073)	(11,143)
Fannie Mae	4.000%	10/01/2045	38,700	(40,955)	(41,291)
Fannie Mae	4.000%	11/01/2045	29,000	(30,876)	(30,885)
Fannie Mae	4.500%	10/01/2045	492,900	(533,273)	(534,488)

Total Short Sales				$(628,695)	$(630,435)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(h)	Securities with an aggregate market value of $831,702 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BPS	$116,657	$(116,574)	$0	$83	$12,558	$12,641
GRE	0	(2,413)	0	(2,413)	2,418	5
MEI	0	(106,125)	0	(106,125)	105,107	(1,018)
SSB	3,344	0	0	3,344	(3,414)	(70)

Master Securities Forward Transaction Agreement
BPS	0	0	(271,848)	(271,848)	268,937	(2,911)
GSC	0	0	(23,235)	(23,235)	23,215	(20)
MSC	0	0	(146,067)	(146,067)	145,442	(625)
MYI	0	0	(100,295)	(100,295)	99,540	(755)
TDM	0	0	(64,782)	(64,782)	65,120	338

Total Borrowings and Other Financing Transactions	$120,001	$(225,112)	$(606,227)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(106,125)	$0	$(116,574)	$(222,699)
U.S. Treasury Obligations	0	(2,413)	0	0	(2,413)

Total	$0	$(108,538)	$0	$(116,574)	$(225,112)

Sale-Buyback Transactions
Sovereign Issues	0	(61,320)	(456,890)	0	(518,210)
U.S. Treasury Obligations	0	(88,017)	0	0	(88,017)

Total	$0	$(149,337)	$(456,890)	$0	$(606,227)

Total Borrowings	$0	$(257,875)	$(456,890)	$(116,574)	$(831,339)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(831,339)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.500	11/20/2015	1,300	$11	$10
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2015	6,530	56	96

				$67	$106

Total Purchased Options				$67	$106

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,487	$(2,089)	$56	$0
90-Day Eurodollar June Futures	Short	06/2016	828	(869)	31	0
90-Day Eurodollar March Futures	Short	03/2016	8	(8)	0	0
90-Day Eurodollar March Futures	Short	03/2017	984	(1,477)	37	0
90-Day Eurodollar September Futures	Short	09/2016	1,795	(2,277)	67	0
Australia Government 3-Year Note December Futures	Long	12/2015	697	93	152	(15)
Australia Government 10-Year Bond December Futures	Short	12/2015	216	(143)	31	(162)
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	560	35	35	(1)
Canada Government 10-Year Bond December Futures	Short	12/2015	678	784	142	(97)
Euro-Bobl December Futures	Long	12/2015	6,118	3,405	137	(68)
Euro-BTP Italy Government Bond December Futures	Short	12/2015	88	6	140	(3)
Euro-Bund 10-Year Bond December Futures	Short	12/2015	1,333	(2,134)	30	(205)
Euro-Buxl 30-Year Bond December Futures	Long	12/2015	545	1,742	171	(171)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2015	2,801	6,361	1,189	0
Japan Government 10-Year Bond December Futures	Long	12/2015	251	543	251	(230)

36	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Put Options Strike @ EUR 124.500 on Euro-Bobl 10-Year Bond December Futures	Long	11/2015	1,117	$(1)	$0	$0
Put Options Strike @ EUR 128.250 on Euro-Bobl 10-Year Bond December Futures	Short	10/2015	885	200	25	(5)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	1,366	1,128	0	(43)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	16,273	21,668	0	(1,271)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	35	(98)	20	0
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2015	33	94	23	0
United Kingdom Long Gilt December Futures	Long	12/2015	1,217	1,900	460	(221)

Total Futures Contracts				$28,863	$2,997	$(2,492)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
							Asset	Liability
CDX.IG-24 5-Year Index	(1.000%	)	06/20/2020	$189,600	$(1,008)	$1,824	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$	43,956	$1,283	$(1,840)	$158	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020		4,300	1	12	12	(1)
iTraxx Senior 24 5-Year Index	1.000%	12/20/2020	EUR	200	1	(1)	0	(5)

					$1,285	$(1,829)	$170	$(6)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month SEK-LIBOR	1.013%	01/23/2025	SEK	14,100	$(28)	$(28)	$0	$(2)
Pay	3-Month SEK-LIBOR	1.023%	01/23/2025		11,500	(21)	(21)	0	(2)
Pay	3-Month SEK-LIBOR	1.033%	01/23/2025		11,900	(21)	(21)	0	(2)
Pay	3-Month SEK-LIBOR	1.036%	01/23/2025		13,600	(23)	(23)	0	(2)
Receive	3-Month USD-LIBOR	1.250%	12/16/2016	$	257,200	(1,673)	(738)	40	0
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		3,617,950	(17,994)	(17,050)	548	0
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		1,218,200	(15,427)	(10,067)	361	0
Receive	3-Month USD-LIBOR	2.000%	08/31/2022		120,000	(1,899)	(1,659)	102	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		1,246,700	(39,388)	(42,234)	663	0
Receive	3-Month USD-LIBOR	2.300%	01/13/2023		121,900	(3,983)	(3,498)	105	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		913,200	(36,460)	(41,976)	677	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2035		1,700	(8)	(129)	4	0
Pay	6-Month EUR-EURIBOR	0.493%	03/16/2021	EUR	428,900	1,181	1,180	377	0
Pay	6-Month EUR-EURIBOR	0.750%	12/16/2025		43,200	(1,200)	1,706	97	0
Pay	6-Month EUR-EURIBOR	1.000%	03/16/2026		284,200	(1,646)	1,900	671	0
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046		209,100	3,376	(8,587)	0	(1,052)
Receive	6-Month GBP-LIBOR	1.500%	03/16/2018	GBP	49,000	(599)	(160)	0	(17)
Receive	6-Month GBP-LIBOR	1.750%	09/16/2018		286,500	(4,011)	(4,299)	0	(167)
Pay	6-Month GBP-LIBOR	1.500%	09/16/2020		700	5	5	1	0
Pay	6-Month GBP-LIBOR	1.750%	03/16/2021		222,700	3,365	1,592	517	0
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		61,100	(841)	(1,856)	0	(387)
Receive	6-Month GBP-LIBOR	2.000%	09/16/2045		56,710	1,326	(2,768)	0	(959)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046		20,000	(1,098)	(753)	0	(354)
Pay	6-Month JPY-LIBOR	0.150%	03/22/2018	JPY	119,300,000	747	405	0	(14)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2022		5,690,000	(623)	(450)	68	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		2,120,000	1,474	53	0	(42)
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035		4,520,000	998	235	0	(91)
Receive	6-Month JPY-LIBOR	1.500%	12/20/2044		24,850,000	(8,125)	1,845	488	0
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	2,650,300	774	517	47	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		1,696,900	(423)	271	224	0
Pay	28-Day MXN-TIIE	5.615%	06/02/2020		2,055,800	1,660	893	403	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		68,000	(39)	9	21	0

						$(120,624)	$(125,706)	$5,414	$(3,091)

Total Swap Agreements						$(120,347)	$(125,711)	$5,584	$(3,099)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(j)	Securities with an aggregate market value of $158,507 and cash of $20,916 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability (5)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$106	$2,997	$5,584	$8,687	$0	$(2,492)	$(3,147)	$(5,639)

(5)	Unsettled variation margin liability of $(48) for closed swap agreements is outstanding at period end.

38	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2015		BRL	89,821	$	24,548	$1,892	$0
	10/2015		JPY	11,530,940		96,332	185	0
	10/2015		KRW	30,731,775		25,883	0	(26)
	10/2015	$		22,608	BRL	89,821	48	0
	10/2015			2,382	GBP	1,561	0	(21)
	10/2015			44,806	INR	2,885,931	0	(888)
	12/2015		CZK	49,056	$	2,033	14	0
	12/2015		MXN	890,440		52,510	156	0
	12/2015	$		5,095	HKD	39,496	1	0
	12/2015			324	MXN	5,514	0	0
	01/2016		BRL	198,800	$	67,264	18,702	0
	04/2016		DKK	264,422		39,189	0	(599)
	07/2017		BRL	164,400		56,649	21,907	0
BPS	10/2015			19,421		4,889	0	(10)
	10/2015	$		4,946	BRL	19,421	58	(105)
	10/2015			15,692	TWD	508,813	0	(295)
	11/2015		BRL	14,966	$	3,676	0	(57)
	11/2015	$		38,172	CNY	246,478	463	0
	09/2016		CNY	246,478	$	37,291	0	(356)
	07/2017		BRL	90,500		31,078	11,953	0
BRC	10/2015		KRW	6,351,123		5,365	11	0
	10/2015	$		43,973	CAD	58,000	0	(511)
	10/2015			18,110	INR	1,191,095	16	0
	10/2015			34,555	KRW	40,942,403	23	(61)
	10/2015			7,784	MYR	32,794	0	(316)
	10/2015			446	RUB	31,198	30	0
	09/2016		CNY	86,689	$	13,034	0	(215)
CBK	10/2015		EUR	31,960		35,690	0	(23)
	10/2015		JPY	1,005,976		8,400	12	0
	10/2015	$		134,802	CAD	180,231	252	0
	10/2015			3,803	EUR	3,405	1	0
	10/2015			39,940	SGD	57,235	271	0
	11/2015		CAD	180,231	$	134,778	0	(255)
	11/2015		DKK	49,454		7,258	0	(155)
	11/2015		JPY	191,271,032		1,593,759	0	(1,260)
	11/2015	$		160,598	EUR	143,000	0	(733)
	11/2015			44,229	INR	2,877,076	0	(670)
	12/2015		SGD	57,235	$	39,825	0	(303)
	02/2016		CZK	319,828		13,364	152	0
	09/2016		CNY	45,416		6,828	0	(113)
DUB	10/2015		AUD	291,891		207,982	3,104	0
	10/2015		BRL	160,402		42,138	1,718	(40)
	10/2015		JPY	31,786,487		262,395	0	(2,570)
	10/2015		KRW	5,961,642		4,993	0	(33)
	10/2015	$		42,513	BRL	160,402	0	(2,054)
	10/2015		ZAR	44,012	$	3,497	332	0
	12/2015		MXN	437,888		25,838	92	0
	12/2015	$		8,697	MXN	147,721	0	(12)
	02/2016		CZK	158,391	$	6,663	122	0
	07/2016		DKK	110,808		16,696	0	(18)
FBF	10/2015		BRL	19,702		4,757	0	(213)
	10/2015		GBP	20,573		31,715	593	0
	10/2015		JPY	2,750,382		22,900	0	(33)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2015	MYR	63,255	$	16,182	$1,778	$0
	10/2015	SGD	27,026		19,208	220	0
	10/2015	$	4,959	BRL	19,703	10	0
	10/2015		10,704	JPY	1,285,100	9	(1)
	11/2015	CNY	82,256	$	12,688	0	(188)
	12/2015	$	29,278	MXN	504,635	393	0
	05/2016	BRL	15,752	$	4,528	816	0
GLM	10/2015	AUD	1,527		1,058	0	(13)
	10/2015	EUR	416,572		470,242	4,765	0
	10/2015	$	64,613	EUR	57,315	6	(575)
	10/2015		1,219	GBP	789	0	(26)
	10/2015		21,407	JPY	2,580,400	103	0
	11/2015	GBP	366,157	$	554,863	1,044	0
	11/2015	$	1,152	EUR	1,028	0	(3)
	11/2015		997	SEK	8,700	44	0
	07/2016	BRL	42,020	$	11,726	1,988	0
HUS	10/2015		15,590		4,318	386	0
	10/2015	CHF	2,691		2,797	36	0
	10/2015	DKK	57,925		8,889	214	0
	10/2015	JPY	8,957,020		74,806	121	0
	10/2015	KRW	3,321,708		2,782	0	(18)
	10/2015	NOK	63,435		7,612	161	0
	10/2015	SGD	27,339		19,770	562	0
	10/2015	THB	52,540		1,476	30	0
	10/2015	TWD	44,928		1,454	94	0
	10/2015	$	3,924	BRL	15,590	8	0
	10/2015		106,238	CAD	141,614	0	(123)
	10/2015		1,846,077	EUR	1,642,631	0	(10,602)
	10/2015		11,414	KRW	13,504,006	20	(49)
	10/2015		19,862	TWD	645,142	0	(340)
	11/2015	EUR	1,579,231	$	1,774,307	8,825	0
	11/2015	$	12,795	CNY	82,256	81	0
	04/2016	BRL	92,024	$	27,474	5,615	0
	04/2016	DKK	1,212,178		179,153	0	(3,248)
	09/2016	CNY	45,399		6,828	0	(110)
JPM	10/2015	AUD	74,033		51,820	0	(143)
	10/2015	BRL	154,191		41,354	2,478	(17)
	10/2015	CAD	869		659	8	0
	10/2015	DKK	118,466		17,826	86	(2)
	10/2015	EUR	37,595		43,037	1,028	0
	10/2015	JPY	150,233,346		1,243,911	19	(8,418)
	10/2015	KRW	66,885,306		57,330	942	0
	10/2015	MYR	168,397		41,284	2,937	0
	10/2015	NZD	43,464		27,602	0	(184)
	10/2015	TWD	1,339,498		41,130	596	0
	10/2015	$	42,821	BRL	154,191	0	(3,928)
	10/2015		27,996	DKK	185,433	20	(245)
	10/2015		96,732	EUR	85,725	11	(954)
	10/2015		3,368	GBP	2,177	0	(75)
	10/2015		8,855	KRW	10,525,939	19	0
	10/2015		28,313	NZD	45,099	519	0
	10/2015		21,494	SGD	30,470	0	(87)
	10/2015		19,940	THB	724,273	2	0
	11/2015	CAD	944	$	704	0	(3)
	11/2015	EUR	127,056		142,747	706	0
	11/2015	GBP	126,108		191,151	410	0
	11/2015	$	71,346	CNY	460,715	870	0
	11/2015		56,179	EUR	50,076	0	(197)

40	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2016	BRL	152,014	$	51,600	$14,466	$0
	01/2016	DKK	71,958		11,002	200	0
	04/2016		228,754		33,940	0	(482)
	07/2016		344,141		51,828	0	(79)
	09/2016	CNY	460,714		69,700	0	(671)
	10/2016	CZK	113,572		4,797	51	0
	10/2016	DKK	185,433		28,294	256	(19)
MSB	10/2015	GBP	477,327		735,681	13,605	0
	10/2015	RUB	32,291		495	2	0
	10/2015	SEK	352,415		41,831	0	(274)
	10/2015	$	1,017	CAD	1,348	0	(7)
	10/2015		521,351	EUR	465,853	0	(807)
	10/2015		17	RUB	1,093	0	0
	11/2015	EUR	465,853	$	521,592	797	0
	11/2015	RUB	1,093		16	0	0
	01/2016	DKK	117,837		18,033	344	0
	04/2016	BRL	212,853		61,513	10,954	0
NAB	10/2015	EUR	1,823,803		2,081,880	43,964	0
SCX	10/2015	CAD	213,286		161,126	1,303	0
	10/2015	JPY	3,365,371		28,108	47	0
	10/2015	MYR	11,575		2,737	101	0
	10/2015	NZD	168,005		108,381	975	0
	10/2015	SGD	33,339		24,158	735	0
	10/2015	$	1,513	CAD	2,002	0	(12)
	10/2015		14,950	INR	982,215	0	(3)
	10/2015		16,117	JPY	1,917,100	0	(136)
	10/2015		93,516	NZD	148,004	1,103	0
	11/2015	AUD	367,450	$	257,888	421	0
	11/2015	CNY	707,192		108,807	0	(2,044)
	11/2015	NZD	148,004		93,294	0	(1,102)
	11/2015	$	1,177	TRY	3,543	0	(25)
UAG	10/2015	CAD	27,426	$	20,697	146	0
	10/2015	DKK	23,851		3,637	65	0
	10/2015	JPY	16,104,999		132,863	0	(1,384)
	10/2015	MYR	188,932		44,750	1,726	0
	10/2015	PLN	28,206		7,357	0	(61)
	10/2015	THB	2,130,049		59,678	1,030	0
	10/2015	TWD	1,081,277		33,414	694	0
	10/2015	$	61,936	EUR	55,000	0	(479)
	10/2015		1,709	GBP	1,109	0	(32)
	10/2015		8,925	JPY	1,071,200	5	0
	10/2015		15,348	MYR	63,433	0	(903)
	10/2015		11,912	NZD	18,366	0	(170)
	11/2015	AUD	41,225	$	28,945	59	0
	11/2015	NOK	63,435		7,483	35	0
	11/2015	$	100,325	GBP	66,050	0	(423)
	11/2015		65,656	JPY	7,894,300	175	0
	12/2015		523	MXN	8,780	0	(7)
	07/2016	DKK	161,616	$	24,340	0	(37)
	09/2016	CNY	82,256		12,444	0	(120)

Total Forward Foreign Currency Contracts						$193,347	$(50,771)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	74,500	$1,203	$638
DUB	Call - OTC USD versus BRL	BRL	4.000	12/07/2015	$	14,100	558	708
FBF	Call - OTC USD versus BRL		4.650	12/23/2015		29,700	637	415
GLM	Put - OTC USD versus MXN	MXN	16.100	10/08/2015		43,500	384	4
UAG	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	6,500	99	56

							$ 2,881	$1,821

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	139,100	$2,279	$1,599

Total Purchased Options								$5,160	$3,420

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 24 5-Year Index	Buy	0.700%	12/16/2015	EUR	174,500	$(204)	$(89)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	0.900%	12/16/2015		174,500	(675)	(1,222)
JPM	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.650%	12/16/2015		202,500	(383)	(95)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	12/16/2015		202,500	(651)	(1,472)

							$(1,913)	$(2,878)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	117.500	10/06/2015	$	38,900	$(235)	$(32)
CBK	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	74,500	(467)	(178)
	Call - OTC EUR versus USD		1.154	12/04/2015		74,500	(718)	(479)
DUB	Call - OTC USD versus BRL	BRL	4.300	12/07/2015	$	14,100	(269)	(335)
FBF	Call - OTC USD versus BRL		5.000	12/23/2015		29,700	(314)	(205)
GLM	Put - OTC USD versus MXN	MXN	15.750	10/08/2015		43,500	(145)	0
	Put - OTC USD versus MXN		15.900	10/08/2015		43,500	(217)	(1)
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		26,000	(292)	(215)
JPM	Call - OTC USD versus CNY		6.600	02/05/2016		20,750	(236)	(171)
UAG	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	6,500	(32)	(16)
	Call - OTC EUR versus USD		1.154	12/04/2015		6,500	(76)	(42)
	Put - OTC USD versus JPY	JPY	117.500	10/06/2015	$	46,600	(273)	(39)

							$(3,274)	$(1,713)

42	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(82)	$(7)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	127,100	$(466)	$(59)
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400%	04/29/2016		127,100	(1,106)	(3,226)

GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564%	11/26/2015		55,700	(2,281)	(2,217)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700%	12/10/2015	GBP	57,850	(422)	(627)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250%	12/10/2015		57,850	(379)	(185)

								$(4,654)	$(6,314)

Total Written Options								$(9,923)	$(10,912)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in NZD		Premiums
Balance at Beginning of Period	1,227,830	$0	AUD	0	EUR	154,860	GBP	0	NZD	0	$(25,718)
Sales	1,047,450	147,300		147,300		2,005,500		675,300		220,600	(18,890)
Closing Buys	(711,980)	0		0		(500,400)		(203,900)		(220,600)	16,765
Expirations	(1,127,350)	(147,300)		(147,300)		(384,480)		(277,900)		0	12,295
Exercised	(166,500)	0		0		(49,580)		(77,800)		0	5,625

Balance at End of Period	269,450	$0	AUD	0	EUR	1,225,900	GBP	115,700	NZD	0	$(9,923)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON AND CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Agrium, Inc.	(1.250%	)	03/20/2019	0.527%	$ 4,000	$0	$(100)	$0	$(100)
BPS	UBS AG	(1.000%	)	03/20/2017	1.108%	6,500	1	8	9	0
BRC	UBS AG	(1.000%	)	03/20/2017	1.108%	14,000	9	9	18	0
CBK	UBS AG	(1.000%	)	03/20/2017	1.108%	4,000	5	0	5	0
DUB	Cardinal Health, Inc.	(0.610%	)	06/20/2017	0.074%	1,600	11	(26)	0	(15)
	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.074%	1,600	0	(15)	0	(15)
GST	UBS AG	(1.000%	)	06/20/2018	1.298%	5,400	26	16	42	0
JPM	Ally Financial, Inc.	(5.000%	)	06/20/2018	1.632%	1,600	(134)	(2)	0	(136)

							$(82)	$(110)	$74	$(266)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	4.615%	$	300	$(11)	$(23)	$0	$(34)
	Brazil Government International Bond	1.000%	09/20/2019	4.686%		100	(3)	(10)	0	(13)
	France Government International Bond	0.250%	03/20/2020	0.237%		23,000	(178)	193	15	0
BRC	France Government International Bond	0.250%	03/20/2020	0.237%		23,100	(149)	164	15	0
	Russia Government International Bond	1.000%	09/20/2016	2.424%		15,500	(206)	(4)	0	(210)
CBK	Brazil Government International Bond	1.000%	03/20/2019	4.615%		5,100	(212)	(367)	0	(579)
	France Government International Bond	0.250%	03/20/2020	0.237%		16,500	(148)	159	11	0
	France Government International Bond	0.250%	06/20/2020	0.256%		4,100	(25)	24	0	(1)
DUB	Brazil Government International Bond	1.000%	03/20/2019	4.615%		20,900	(832)	(1,542)	0	(2,374)
	Italy Government International Bond	1.000%	03/20/2019	0.860%		23,200	(454)	570	116	0
	Italy Government International Bond	1.000%	06/20/2019	0.900%		1,200	(12)	17	5	0
GST	Brazil Government International Bond	1.000%	03/20/2019	4.615%		13,100	(589)	(899)	0	(1,488)
	Chesapeake Energy Corp.	5.000%	09/20/2020	12.616%		200	(31)	(17)	0	(48)
	France Government International Bond	0.250%	03/20/2020	0.237%		46,300	(354)	384	30	0
	France Government International Bond	0.250%	06/20/2020	0.256%		8,400	(47)	45	0	(2)
	Greece Government International Bond	1.000%	12/20/2015	36.531%	EUR	2,700	(131)	(244)	0	(375)
	Greece Government International Bond	1.000%	12/20/2015	37.167%	$	4,500	(332)	(247)	0	(579)
HUS	Brazil Government International Bond	1.000%	09/20/2019	4.686%		4,600	(132)	(466)	0	(598)
	France Government International Bond	0.250%	03/20/2020	0.237%		19,600	(160)	173	13	0
	Italy Government International Bond	1.000%	03/20/2019	0.860%		24,600	(473)	596	123	0
	Russia Government International Bond	1.000%	09/20/2016	2.424%		16,300	(192)	(28)	0	(220)
JPM	Brazil Government International Bond	1.000%	03/20/2019	4.615%		5,100	(243)	(336)	0	(579)
	France Government International Bond	0.250%	03/20/2020	0.237%		41,500	(348)	375	27	0
	France Government International Bond	0.250%	06/20/2020	0.256%		7,600	(42)	40	0	(2)
MYC	Brazil Government International Bond	1.000%	03/20/2019	4.615%		8,200	(349)	(582)	0	(931)
	Brazil Government International Bond	1.000%	09/20/2019	4.686%		17,400	(505)	(1,758)	0	(2,263)
	Chesapeake Energy Corp.	5.000%	09/20/2018	11.561%		300	(29)	(17)	0	(46)
	France Government International Bond	0.250%	03/20/2020	0.237%		38,700	(294)	319	25	0

							$(6,481)	$(3,481)	$380	$(10,342)

44	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value (5)
									Asset	Liability
BPS	iTraxx Europe Subordinated 23 5-Year Index	(1.000%	)	06/20/2020	EUR	2,750	$90	$17	$107	$0
GST	iTraxx Europe Subordinated 23 5-Year Index	(1.000%	)	06/20/2020		10,850	366	58	424	0

							$ 456	$75	$531	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on , corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR	214,800	$	238,103	$539	$4,434	$4,973	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		25,130		27,417	21	1,021	1,042	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR	329,500	$		359,814	$2,337	$10,725	$13,062	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		65,900			72,160	89	2,380	2,469	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		133,400			149,408	472	1,081	1,553	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		137,030			149,363	(34)	5,853	5,819	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		135,500			150,825	1,781	731	2,512	0
GLM	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	5,500			5,894	42	(278)	0	(236)
JPM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.4825% based on the notional amount of currency delivered	02/10/2016	$	11,220		JPY	920,000	(3)	3,562	3,559	0

									$5,244	$29,509	$34,989	$(236)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

46	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.537%	05/15/2045	GBP	8,900	$64	$783	$847	$0
BPS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	28,900	25	(689)	0	(664)
CBK	Pay	1-Month GBP-UKRPI	3.495%	05/15/2045	GBP	900	0	59	59	0
DUB	Pay	1-Month GBP-UKRPI	3.503%	05/15/2045		3,150	0	223	223	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	56,400	(1)	(1,294)	0	(1,295)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		81,400	134	(1,858)	0	(1,724)
GLM	Pay	1-Month GBP-UKRPI	3.310%	05/15/2030	GBP	7,650	0	313	313	0
	Pay	1-Month GBP-UKRPI	3.311%	05/15/2030		8,050	0	331	331	0
	Pay	1-Month GBP-UKRPI	3.313%	05/15/2030		7,750	0	322	322	0
	Pay	1-Month GBP-UKRPI	3.543%	05/15/2045		4,200	7	411	418	0
HUS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	21,100	(4)	(480)	0	(484)
JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		155,000	(22)	(278)	0	(300)
MYC	Pay	1-Month GBP-UKRPI	3.535%	05/15/2045	GBP	10,800	59	953	1,012	0

							$262	$(1,204)	$3,525	$(4,467)

VOLATILITY SWAPS

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$197	$0	$59	$59	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450%	08/16/2016	92	0	36	36	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650%	08/16/2016	107	0	65	65	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700%	08/16/2016	101	0	58	58	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800%	08/16/2016	76	0	49	49	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000%	08/16/2016	95	0	83	83	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250%	08/16/2016	107	0	80	80	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450%	08/16/2016	92	0	52	52	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550%	08/16/2016	197	0	85	85	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900%	08/16/2016	101	0	(25)	0	(25)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200%	08/16/2016	171	0	(76)	0	(76)

						$0	$466	$567	$(101)

Total Swap Agreements						$(601)	$25,255	$40,066	$(15,412)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(l)	Securities with an aggregate market value of $11,724 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agree ments	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agree ments	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$42,905	$0	$6,877	$49,782	$(1,534)	$0	$(147)	$(1,681)	$48,101	$(46,905)	$1,196
BPS	12,474	0	15,647	28,121	(823)	(1,311)	(664)	(2,798)	25,323	(15,590)	9,733
BRC	80	0	33	113	(1,103)	(3,317)	(210)	(4,630)	(4,517)	5,093	576
CBK	688	638	7,447	8,773	(3,512)	(664)	(580)	(4,756)	4,017	(2,583)	1,434
DUB	5,368	708	3,423	9,499	(4,727)	(335)	(5,524)	(10,586)	(1,087)	(8,001)	(9,088)
FBF	3,819	415	0	4,234	(435)	(205)	0	(640)	3,594	(3,670)	(76)
GLM	7,950	1,603	1,384	10,937	(617)	(2,218)	(236)	(3,071)	7,866	(5,960)	1,906
GST	0	0	496	496	0	0	(2,492)	(2,492)	(1,996)	1,658	(338)
HUS	16,153	0	136	16,289	(14,490)	(215)	(1,302)	(16,007)	282	288	570
JPM	25,624	0	3,586	29,210	(15,504)	(2,550)	(1,017)	(19,071)	10,139	(10,300)	(161)
MSB	25,702	0	0	25,702	(1,088)	0	0	(1,088)	24,614	(24,340)	274
MYC	0	0	1,037	1,037	0	0	(3,240)	(3,240)	(2,203)	2,386	183
NAB	43,964	0	0	43,964	0	0	0	0	43,964	(35,640)	8,324
SCX	4,685	0	0	4,685	(3,322)	0	0	(3,322)	1,363	(4,559)	(3,196)
UAG	3,935	56	0	3,991	(3,616)	(97)	0	(3,713)	278	(979)	(701)

Total Over the Counter	$193,347	$3,420	$40,066	$236,833	$(50,771)	$(10,912)	$(15,412)	$(77,095)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$106	$106
Futures	0	0	0	0	2,997	2,997
Swap Agreements	0	170	0	0	5,414	5,584

	$0	$170	$0	$0	$8,517	$8,687

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$193,347	$0	$193,347
Purchased Options	0	0	0	1,821	1,599	3,420
Swap Agreements	0	985	0	35,556	3,525	40,066

	$0	$985	$0	$230,724	$5,124	$236,833

	$0	$1,155	$0	$230,724	$13,641	$245,520

48	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,492	$2,492
Swap Agreements	0	8	0	0	3,139	3,147

	$0	$8	$0	$0	$5,631	$5,639

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$50,771	$0	$50,771
Written Options	0	2,878	0	1,713	6,321	10,912
Swap Agreements	0	10,608	0	337	4,467	15,412

	$0	$13,486	$0	$52,821	$10,788	$77,095

	$0	$13,494	$0	$52,821	$16,419	$82,734

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	0	0	(42,449)	(42,449)
Swap Agreements	0	(6,191)	0	0	53,980	47,789

	$0	$(6,191)	$0	$0	$11,529	$5,338

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$41,309	$0	$41,309
Purchased Options	0	(140)	0	2,778	(4,387)	(1,749)
Written Options	0	594	0	13,659	8,704	22,957
Swap Agreements	0	2,105	0	(73,306)	673	(70,528)

	$0	$2,559	$0	$(15,560)	$4,990	$(8,011)

	$0	$(3,632)	$0	$(15,560)	$16,519	$(2,673)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$40	$40
Futures	0	0	0	0	21,162	21,162
Swap Agreements	0	163	0	0	(105,635)	(105,472)

	$0	$163	$0	$0	$(84,433)	$(84,270)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(168,299)	$0	$(168,299)
Purchased Options	0	0	0	(346)	(658)	(1,004)
Written Options	0	(1,145)	0	16,500	5,146	20,501
Swap Agreements	(1)	4,896	0	121,400	(1,181)	125,114

	$(1)	$3,751	$0	$(30,745)	$3,307	$(23,688)

	$(1)	$3,914	$0	$(30,745)	$(81,126)	$(107,958)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$78,556	$0	$78,556
Mortgage-Backed Securities	0	7,315	0	7,315
Sovereign Issues	0	51,712	0	51,712
Belgium
Corporate Bonds & Notes	0	5,040	0	5,040
Brazil
Corporate Bonds & Notes	0	38,800	0	38,800
Sovereign Issues	0	185,500	0	185,500
Canada
Corporate Bonds & Notes	0	9,605	0	9,605
Mortgage-Backed Securities	0	21,129	0	21,129
Sovereign Issues	0	111,684	0	111,684
Cayman Islands
Asset-Backed Securities	0	46,266	0	46,266
Convertible Bonds & Notes	0	5,274	0	5,274
China
Corporate Bonds & Notes	0	28,114	0	28,114
Sovereign Issues	0	2,322	0	2,322
Czech Republic
Sovereign Issues	0	4,690	0	4,690
Denmark
Corporate Bonds & Notes	0	438,813	0	438,813
France
Corporate Bonds & Notes	0	29,994	0	29,994
Mortgage-Backed Securities	0	2,606	0	2,606
Sovereign Issues	0	444,207	0	444,207
Germany
Corporate Bonds & Notes	0	59,047	0	59,047
Sovereign Issues	0	100,911	0	100,911
Greece
Corporate Bonds & Notes	0	10,598	0	10,598
Sovereign Issues	0	9,321	0	9,321
Guernsey, Channel Islands
Corporate Bonds & Notes	0	20,739	0	20,739
Ireland
Asset-Backed Securities	0	632	0	632
Corporate Bonds & Notes	0	68,811	0	68,811
Mortgage-Backed Securities	0	5,769	0	5,769
Italy
Asset-Backed Securities	0	2,354	0	2,354
Corporate Bonds & Notes	0	59,539	0	59,539
Mortgage-Backed Securities	0	76,138	0	76,138
Sovereign Issues	0	1,037,381	0	1,037,381
Japan
Corporate Bonds & Notes	0	10,544	0	10,544
Sovereign Issues	0	1,541,983	0	1,541,983
Luxembourg
Asset-Backed Securities	0	2,033	0	2,033
Corporate Bonds & Notes	0	8,466	0	8,466
Mexico
Sovereign Issues	0	33,302	0	33,302
Netherlands
Asset-Backed Securities	0	26,534	0	26,534
Corporate Bonds & Notes	3,654	58,881	0	62,535
Mortgage-Backed Securities	0	1,198	0	1,198
Norway
Corporate Bonds & Notes	0	16,534	0	16,534
Sovereign Issues	0	7,442	0	7,442

50	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2015

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Poland
Sovereign Issues	$0	$416	$0	$416
Portugal
Corporate Bonds & Notes	0	30,923	0	30,923
Slovenia
Corporate Bonds & Notes	0	795	0	795
Sovereign Issues	0	314,677	0	314,677
Spain
Corporate Bonds & Notes	0	12,430	0	12,430
Mortgage-Backed Securities	0	7,000	0	7,000
Sovereign Issues	0	552,537	0	552,537
Supranational
Corporate Bonds & Notes	0	75,711	0	75,711
Sweden
Corporate Bonds & Notes	0	44,531	0	44,531
Sovereign Issues	0	13,129	0	13,129
Switzerland
Corporate Bonds & Notes	0	43,594	0	43,594
United Kingdom
Bank Loan Obligations	0	8,109	0	8,109
Corporate Bonds & Notes	0	127,797	0	127,797
Mortgage-Backed Securities	0	189,421	0	189,421
Sovereign Issues	0	535,114	0	535,114
United States
Asset-Backed Securities	0	407,091	0	407,091
Bank Loan Obligations	0	13,743	0	13,743
Corporate Bonds & Notes	0	153,635	0	153,635
Mortgage-Backed Securities	0	361,320	5,988	367,308
Municipal Bonds & Notes	0	9,061	0	9,061
Preferred Securities	458	0	0	458
U.S. Government Agencies	0	172,212	0	172,212
U.S. Treasury Obligations	0	733,127	0	733,127
Short-Term Instruments
Certificates of Deposit	0	28,348	0	28,348
Repurchase Agreements	0	120,001	0	120,001
Short-Term Notes	0	21,636	0	21,636
China Treasury Bills	0	47	0	47
Japan Treasury Bills	0	231,247	0	231,247
U.S. Treasury Bills	0	12,643	0	12,643
	$4,112	$8,890,079	$5,988	$8,900,179

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$170	$0	$0	$170

Total Investments	$4,282	$8,890,079	$5,988	$8,900,349

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(630,435)	$0	$(630,435)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,997	5,690	0	8,687
Over the counter	0	236,833	0	236,833
	$2,997	$242,523	$0	$245,520

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,492)	(3,099)	0	(5,591)
Over the counter	(136)	(76,959)	0	(77,095)
	$(2,628)	$(80,058)	$0	$(82,686)

Totals	$4,651	$8,422,109	$5,988	$8,432,748

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are

52	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of

54	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Notes to Financial Statements (Cont.)

include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

56	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Notes to Financial Statements (Cont.)

from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

58	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such

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Notes to Financial Statements (Cont.)

fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2015, the Fund had no unfunded loan commitments outstanding.

60	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	61

Notes to Financial Statements (Cont.)

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

62	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$14	$0	$(14)	$0	$0	$0	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$1,017,314	$2,121,222	$(3,138,500)	$267	$(133)	$170	$521	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Notes to Financial Statements (Cont.)

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities.

64	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Notes to Financial Statements (Cont.)

of the Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

66	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Notes to Financial Statements (Cont.)

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the

68	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under

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Notes to Financial Statements (Cont.)

the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Fund may enter into cross-currency swap agreements to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

70	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

Volatility Swap Agreements  The Fund also may enter into forward volatility agreements, also known as volatility swaps. In a volatility swap, the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying reference instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying reference instrument. For example, the Fund may enter into a volatility swap in order to take the position that the reference instrument’s volatility will increase over a particular period of time. If the reference instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the reference instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the reference instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the reference instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of a volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Notes to Financial Statements (Cont.)

other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

The Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Fund’s performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Fund could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign

72	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Notes to Financial Statements (Cont.)

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer,

74	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Notes to Financial Statements (Cont.)

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
0.25%	0.35%	0.25%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

76	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; and (vi) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Notes to Financial Statements (Cont.)

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$143,115	$88,492

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

78	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2015

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$11,301,776	$11,287,597	$3,867,922	$3,659,461

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	139,570	$1,507,218	243,509	$2,677,939
Class P	27,653	296,194	58,719	648,182
Administrative Class	1,367	14,564	3,026	33,199
Class D	30,995	331,805	63,559	697,634
Class A	10,734	114,869	25,166 ^	276,390 ^
Class B	0	0	2	11
Class C	1,731	18,644	3,328	36,456
Class R	765	8,169	1,825	19,955

Issued as reinvestment of distributions
Institutional Class	4,097	43,698	28,439	307,583
Class P	673	7,174	4,919	53,160
Administrative Class	36	387	237	2,560
Class D	773	8,236	4,804	51,908
Class A	290	3,088	2,288	24,744
Class B	0	0	0	1
Class C	28	300	323	3,483
Class R	21	227	217	2,346

Cost of shares redeemed
Institutional Class	(202,462)	(2,150,107)	(159,883)	(1,751,594)
Class P	(32,865)	(354,175)	(23,619)	(258,641)
Administrative Class	(1,039)	(11,059)	(1,065)	(11,730)
Class D	(29,866)	(317,512)	(18,863)	(207,074)
Class A	(11,665)	(125,014)	(22,124)	(245,833)
Class B	0	0	(22)^	(236)^
Class C	(1,208)	(12,833)	(1,272)	(13,941)
Class R	(760)	(8,133)	(1,146)	(12,576)
Net increase (decrease) resulting from Fund share transactions	(61,132)	$(624,260)	212,367	$2,333,926
^	At the NYSE Close on March 25, 2015, 3 Class B shares in the amount of $35 converted into Class A shares of the Fund.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2015

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$9,258,317	$109,118	$(467,086)	$(357,968)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

80	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	JPM	JPMorgan Chase Bank N.A.
BPS	BNP Paribas S.A.	MEI	Merrill Lynch International
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A
CBK	Citibank N.A.	MSC	Morgan Stanley & Co., Inc.
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
GRE	RBS Securities, Inc.	SCX	Standard Chartered Bank
GSC	Goldman Sachs & Co.	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Chinese Renminbi (Mainland)	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish New Lira
INR	Indian Rupee	TWD	Taiwanese Dollar
JPY	Japanese Yen	USD	United States Dollar
KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	UKRPI	United Kingdom Retail Price Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

82	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Approval of Investment Advisory Contract and Other Agreement  (Cont.)

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent

84	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Approval of Investment Advisory Contract and Other Agreement  (Cont.)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups

86	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	87

Approval of Investment Advisory Contract and Other Agreement  (Cont.)

current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable

88	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Approval of Investment Advisory Contract and Other Agreement  (Cont.)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in

90	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	91

Approval of Investment Advisory Contract and Other Agreement  (Cont.)

(Unaudited)

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

92	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2015.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4019SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

PIMCO High Yield Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was

2	PIMCO HIGH YIELD FUND

2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■	EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Chairman’s Letter (Cont.)

ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO HIGH YIELD FUND

Important Information About the PIMCO High Yield Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the PIMCO High Yield Fund (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	01/16/95	04/08/98	01/13/97	01/13/97	12/31/02

6	PIMCO HIGH YIELD FUND

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO High Yield Fund

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Institutional Class	-3.75%	-0.96%	5.65%	6.36%	7.74%
PIMCO High Yield Fund Class P	-3.79%	-1.06%	5.54%	6.25%	7.63%
PIMCO High Yield Fund Administrative Class	-3.87%	-1.21%	5.38%	6.10%	7.48%
PIMCO High Yield Fund Class D	-3.92%	-1.31%	5.28%	5.97%	7.33%
PIMCO High Yield Fund Class A	-3.92%	-1.31%	5.28%	5.97%	7.34%
PIMCO High Yield Fund Class A (adjusted)	-7.52%	-5.01%	4.48%	5.57%	7.12%
PIMCO High Yield Fund Class C	-4.28%	-2.04%	4.50%	5.19%	6.55%
PIMCO High Yield Fund Class C (adjusted)	-5.21%	-2.95%	4.50%	5.19%	6.55%
PIMCO High Yield Fund Class R	-4.04%	-1.55%	5.02%	5.71%	7.07%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	-4.24%	-2.04%	5.99%	6.65%	7.30%	**^
Lipper High Yield Funds Average	-4.36%	-3.77%	5.18%	5.87%	6.53%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/1992.

^ The index launched on 12/31/1996. The index performance shown prior to that date is calculated using the BofA Merrill Lynch U.S. High Yield, Cash Pay BB-B Rated Index, which was the Fund’s primary benchmark index from the Fund’s inception until 12/31/1996.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.56% for Institutional Class shares, 0.66% for Class P shares, 0.81% for Administrative Class shares, 0.91% for Class D shares, 0.91% for Class A shares, 1.66% for Class C shares and 1.16% for Class R shares.

8	PIMCO HIGH YIELD FUND

Institutional Class - PHIYX	Class P - PHLPX	Administrative Class - PHYAX	Class D - PHYDX
Class A - PHDAX	Class C - PHDCX	Class R - PHYRX

Allocation Breakdown†

Corporate Bonds & Notes	93.6%
Short-Term Instruments‡	5.7%
Bank Loan Obligations	0.5%
Common Stocks	0.1%
Mortgage-Backed Securities	0.1%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes.

Investment Objective and Strategy Overview

»

The PIMCO High Yield Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The PIMCO High Yield Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	An underweight to the energy sector positively contributed to relative returns, as the sector underperformed the broader high yield bond market during the reporting period.

»	An underweight to the metals and mining sector benefited relative returns, as the sector underperformed the broader high yield bond market during the reporting period.

»	An overweight to the health care sector positively contributed to relative returns, as the sector outperformed the broader high yield bond market during the reporting period.

»	An overweight to the chemicals sector detracted from returns, as the sector underperformed the broader high yield bond market during the reporting period.

»	An underweight to the retailers sector detracted from returns, as the sector outperformed the broader high yield bond market during the reporting period.

»	An underweight to the technology sector detracted from returns, as the sector outperformed the broader high yield bond market during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

Expense Example

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$962.50	$2.75	$1,000.00	$1,022.20	$2.83	0.56%
Class P	1,000.00	962.10	3.24	1,000.00	1,021.70	3.34	0.66
Administrative Class	1,000.00	961.30	3.97	1,000.00	1,020.95	4.09	0.81
Class D	1,000.00	960.80	4.46	1,000.00	1,020.45	4.60	0.91
Class A	1,000.00	960.80	4.46	1,000.00	1,020.45	4.60	0.91
Class C	1,000.00	957.20	8.12	1,000.00	1,016.70	8.37	1.66
Class R	1,000.00	959.60	5.68	1,000.00	1,019.20	5.86	1.16

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	PIMCO HIGH YIELD FUND

Benchmark Descriptions

Index	Description

BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Financial Highlights PIMCO High Yield Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)
Institutional Class
04/01/2015 - 09/30/2015+	$9.24	$0.25	$(0.59)	$(0.34)	$(0.25)	$0.00	$(0.25)
03/31/2015	9.73	0.52	(0.24)	0.28	(0.58)	(0.19)	(0.77)
03/31/2014	9.71	0.55	0.04	0.59	(0.57)	(0.00)^	(0.57)
03/31/2013	9.29	0.55	0.48	1.03	(0.61)	0.00	(0.61)
03/31/2012	9.45	0.62	(0.11)	0.51	(0.66)	(0.01)	(0.67)
03/31/2011	9.06	0.67	0.41	1.08	(0.69)	0.00	(0.69)
Class P
04/01/2015 - 09/30/2015+	9.24	0.24	(0.58)	(0.34)	(0.25)	0.00	(0.25)
03/31/2015	9.73	0.51	(0.24)	0.27	(0.57)	(0.19)	(0.76)
03/31/2014	9.71	0.54	0.04	0.58	(0.56)	(0.00)^	(0.56)
03/31/2013	9.29	0.54	0.48	1.02	(0.60)	0.00	(0.60)
03/31/2012	9.45	0.62	(0.12)	0.50	(0.65)	(0.01)	(0.66)
03/31/2011	9.06	0.66	0.41	1.07	(0.68)	0.00	(0.68)
Administrative Class
04/01/2015 - 09/30/2015+	9.24	0.23	(0.58)	(0.35)	(0.24)	0.00	(0.24)
03/31/2015	9.73	0.50	(0.24)	0.26	(0.56)	(0.19)	(0.75)
03/31/2014	9.71	0.52	0.04	0.56	(0.54)	(0.00)^	(0.54)
03/31/2013	9.29	0.53	0.48	1.01	(0.59)	0.00	(0.59)
03/31/2012	9.45	0.60	(0.11)	0.49	(0.64)	(0.01)	(0.65)
03/31/2011	9.06	0.65	0.41	1.06	(0.67)	0.00	(0.67)
Class D
04/01/2015 - 09/30/2015+	9.24	0.23	(0.58)	(0.35)	(0.24)	0.00	(0.24)
03/31/2015	9.73	0.49	(0.24)	0.25	(0.55)	(0.19)	(0.74)
03/31/2014	9.71	0.51	0.04	0.55	(0.53)	(0.00)^	(0.53)
03/31/2013	9.29	0.52	0.48	1.00	(0.58)	0.00	(0.58)
03/31/2012	9.45	0.59	(0.11)	0.48	(0.63)	(0.01)	(0.64)
03/31/2011	9.06	0.64	0.41	1.05	(0.66)	0.00	(0.66)

Please see footnotes on page 14.

12	PIMCO HIGH YIELD FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$8.65	(3.75)%	$6,486,841	0.56	%*	0.56	%*	0.55	%*	0.55	%*	5.39	%*	8%
9.24	3.06	7,991,337	0.56		0.56		0.55		0.55		5.49		39
9.73	6.26	11,028,861	0.55		0.55		0.55		0.55		5.70		25
9.71	11.42	15,411,414	0.55		0.55		0.55		0.55		5.81		39
9.29	5.74	12,498,053	0.55		0.55		0.55		0.55		6.79		50
9.45	12.42	8,090,580	0.55		0.55		0.55		0.55		7.28		36

8.65	(3.79)	398,949	0.66	*	0.66	*	0.65	*	0.65	*	5.29	*	8
9.24	2.96	460,918	0.66		0.66		0.65		0.65		5.39		39
9.73	6.16	522,159	0.65		0.65		0.65		0.65		5.60		25
9.71	11.31	556,013	0.65		0.65		0.65		0.65		5.72		39
9.29	5.63	507,252	0.65		0.65		0.65		0.65		6.72		50
9.45	12.31	463,418	0.65		0.65		0.65		0.65		7.18		36

8.65	(3.87)	385,660	0.81	*	0.81	*	0.80	*	0.80	*	5.14	*	8
9.24	2.81	416,586	0.81		0.81		0.80		0.80		5.24		39
9.73	6.00	673,654	0.80		0.80		0.80		0.80		5.45		25
9.71	11.14	842,722	0.80		0.80		0.80		0.80		5.57		39
9.29	5.47	1,003,832	0.80		0.80		0.80		0.80		6.58		50
9.45	12.14	1,058,247	0.80		0.80		0.80		0.80		7.05		36

8.65	(3.92)	342,630	0.91	*	0.91	*	0.90	*	0.90	*	5.04	*	8
9.24	2.70	492,431	0.91		0.91		0.90		0.90		5.13		39
9.73	5.89	640,189	0.90		0.90		0.90		0.90		5.35		25
9.71	11.03	793,609	0.90		0.90		0.90		0.90		5.47		39
9.29	5.37	842,522	0.90		0.90		0.90		0.90		6.46		50
9.45	12.03	782,637	0.90		0.90		0.90		0.90		6.95		36

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Financial Highlights PIMCO High Yield Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)
Class A
04/01/2015 - 09/30/2015+	$9.24	$0.23	$(0.58)	$(0.35)	$(0.24)	$0.00	$(0.24)
03/31/2015	9.73	0.49	(0.24)	0.25	(0.55)	(0.19)	(0.74)
03/31/2014	9.71	0.51	0.04	0.55	(0.53)	(0.00)^	(0.53)
03/31/2013	9.29	0.52	0.48	1.00	(0.58)	0.00	(0.58)
03/31/2012	9.45	0.59	(0.11)	0.48	(0.63)	(0.01)	(0.64)
03/31/2011	9.06	0.64	0.41	1.05	(0.66)	0.00	(0.66)
Class C
04/01/2015 - 09/30/2015+	9.24	0.20	(0.59)	(0.39)	(0.20)	0.00	(0.20)
03/31/2015	9.73	0.42	(0.24)	0.18	(0.48)	(0.19)	(0.67)
03/31/2014	9.71	0.44	0.04	0.48	(0.46)	(0.00)^	(0.46)
03/31/2013	9.29	0.45	0.47	0.92	(0.50)	0.00	(0.50)
03/31/2012	9.45	0.53	(0.12)	0.41	(0.56)	(0.01)	(0.57)
03/31/2011	9.06	0.57	0.41	0.98	(0.59)	0.00	(0.59)
Class R
04/01/2015 - 09/30/2015+	9.24	0.22	(0.59)	(0.37)	(0.22)	0.00	(0.22)
03/31/2015	9.73	0.47	(0.24)	0.23	(0.53)	(0.19)	(0.72)
03/31/2014	9.71	0.49	0.04	0.53	(0.51)	(0.00)^	(0.51)
03/31/2013	9.29	0.50	0.47	0.97	(0.55)	0.00	(0.55)
03/31/2012	9.45	0.57	(0.12)	0.45	(0.60)	(0.01)	(0.61)
03/31/2011	9.06	0.62	0.41	1.03	(0.64)	0.00	(0.64)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

14	PIMCO HIGH YIELD FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$8.65	(3.92)%	$638,002	0.91	%*	0.91	%*	0.90	%*	0.90	%*	5.04	%*	8%
9.24	2.70	767,460	0.91		0.91		0.90		0.90		5.14		39
9.73	5.89	1,081,320	0.90		0.90		0.90		0.90		5.35		25
9.71	11.03	1,234,917	0.90		0.90		0.90		0.90		5.47		39
9.29	5.37	1,299,092	0.90		0.90		0.90		0.90		6.48		50
9.45	12.03	1,275,670	0.90		0.90		0.90		0.90		6.95		36

8.65	(4.28)	391,393	1.66	*	1.66	*	1.65	*	1.65	*	4.29	*	8
9.24	1.94	455,179	1.66		1.66		1.65		1.65		4.39		39
9.73	5.11	558,664	1.65		1.65		1.65		1.65		4.61		25
9.71	10.21	611,694	1.65		1.65		1.65		1.65		4.72		39
9.29	4.58	601,903	1.65		1.65		1.65		1.65		5.73		50
9.45	11.20	600,135	1.65		1.65		1.65		1.65		6.20		36

8.65	(4.04)	34,588	1.16	*	1.16	*	1.15	*	1.15	*	4.79	*	8
9.24	2.45	41,953	1.16		1.16		1.15		1.15		4.88		39
9.73	5.63	56,386	1.15		1.15		1.15		1.15		5.10		25
9.71	10.76	62,550	1.15		1.15		1.15		1.15		5.22		39
9.29	5.11	51,203	1.15		1.15		1.15		1.15		6.23		50
9.45	11.75	50,139	1.15		1.15		1.15		1.15		6.69		36

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Statement of Assets and Liabilities PIMCO High Yield Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$8,114,041
Investments in Affiliates	486,116
Financial Derivative Instruments
Exchange-traded or centrally cleared	638
Over the counter	3,334
Cash	224
Deposits with counterparty	11,206
Foreign currency, at value	1,600
Receivable for investments sold	7,797
Receivable for Fund shares sold	5,445
Interest receivable	147,541
Dividends receivable from Affiliates	188
Other assets	302
Total Assets	8,778,432
Liabilities:
Financial Derivative Instruments
Over the counter	$496
Payable for investments purchased	47,750
Payable for investments in Affiliates purchased	188
Deposits from counterparty	2,470
Payable for Fund shares redeemed	37,557
Dividends payable	7,013
Accrued investment advisory fees	1,866
Accrued supervisory and administrative fees	2,393
Accrued distribution fees	410
Accrued servicing fees	226
Total Liabilities	100,369

Net Assets	$8,678,063
Net Assets Consist of:
Paid in capital	$8,993,795
(Overdistributed) net investment income	(27,299)
Accumulated undistributed net realized gain	211,865
Net unrealized (depreciation)	(500,298)
$8,678,063

Cost of Investments in securities	$8,614,641
Cost of Investments in Affiliates	$486,202
Cost of Foreign Currency Held	$1,858

* Includes repurchase agreements of:	$6,115

16	PIMCO HIGH YIELD FUND	See Accompanying Notes

September 30, 2015 (Unaudited)

Net Assets:
Institutional Class	$6,486,841
Class P	398,949
Administrative Class	385,660
Class D	342,630
Class A	638,002
Class C	391,393
Class R	34,588
Shares Issued and Outstanding:
Institutional Class	749,596
Class P	46,101
Administrative Class	44,566
Class D	39,593
Class A	73,725
Class C	45,228
Class R	3,997
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$8.65
Class P	8.65
Administrative Class	8.65
Class D	8.65
Class A	8.65
Class C	8.65
Class R	8.65

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Statement of Operations PIMCO High Yield Fund

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$296,687
Dividends from Investments in Affiliates	1,120
Total Income	297,807

Expenses:
Investment advisory fees	12,529
Supervisory and administrative fees	16,060
Distribution and/or servicing fees - Administrative Class	503
Distribution and/or servicing fees - Class D	526
Distribution fees - Class C	1,635
Distribution fees - Class R	49
Servicing fees - Class A	903
Servicing fees - Class C	545
Servicing fees - Class R	49
Trustee fees	9
Interest expense	515
Total Expenses	33,323

Net Investment Income	264,484

Net Realized Gain (Loss):
Investments in securities	5,342
Investments in Affiliates	74
Exchange-traded or centrally cleared financial derivative instruments	8,672
Over the counter financial derivative instruments	(4,676)
Foreign currency	2,224

Net Realized Gain	11,636

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(613,023)
Investments in Affiliates	(162)
Exchange-traded or centrally cleared financial derivative instruments	(11,311)
Over the counter financial derivative instruments	(6,166)
Foreign currency assets and liabilities	29

Net Change in Unrealized (Depreciation)	(630,633)

Net (Decrease) in Net Assets Resulting from Operations	$(354,513)

18	PIMCO HIGH YIELD FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO High Yield Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
(Decrease) in Net Assets from:

Operations:
Net investment income	$264,484	$641,264
Net realized gain	11,636	531,827
Net change in unrealized (depreciation)	(630,633)	(809,717)

Net increase (decrease) in net assets resulting from operations	(354,513)	363,374

Distributions to Shareholders:
From net investment income
Institutional Class	(209,076)	(542,888)
Class P	(11,770)	(29,133)
Administrative Class	(10,626)	(30,440)
Class D	(10,886)	(30,385)
Class A	(18,698)	(52,811)
Class B	0	(181)^
Class C	(9,665)	(25,560)
Class R	(966)	(2,645)
From net realized capital gains
Institutional Class	0	(155,068)
Class P	0	(9,554)
Administrative Class	0	(9,039)
Class D	0	(9,367)
Class A	0	(15,866)
Class B	0	(38)^
Class C	0	(9,687)
Class R	0	(902)

Total Distributions(a)	(271,687)	(923,564)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(1,321,601)	(3,382,903)

Total (Decrease) in Net Assets	(1,947,801)	(3,943,093)

Net Assets:
Beginning of period	10,625,864	14,568,957
End of period*	$8,678,063	$10,625,864

*Including (overdistributed) net investment income of:	$(27,299)	$(20,096)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
**	See Note 12 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Schedule of Investments PIMCO High Yield Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.5%

BANK LOAN OBLIGATIONS 0.5%
Beacon Roofing Supply, Inc.
TBD% due 07/27/2016		$26,750	$26,629
CDRH Parent, Inc.
9.000% due 07/01/2022		2,000	1,955
Getty Images, Inc.
4.750% due 10/18/2019		12,136	7,954
Sun Products Corp.
5.500% due 03/23/2020		4,952	4,680
Syniverse Holdings, Inc.
4.000% due 04/23/2019		3,878	3,568

Total Bank Loan Obligations (Cost $49,598)			44,786

CORPORATE BONDS & NOTES 92.8%

BANKING & FINANCE 10.9%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		10,000	9,850
4.500% due 05/15/2021		42,000	42,052
Ally Financial, Inc.
4.625% due 03/30/2025		6,000	5,685
5.125% due 09/30/2024		20,000	19,825
6.250% due 12/01/2017		4,000	4,210
7.500% due 09/15/2020		25,000	28,437
8.000% due 03/15/2020		20,078	23,140
8.000% due 11/01/2031		5,738	6,843
Argos Merger Sub, Inc.
7.125% due 03/15/2023		23,525	23,848
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	10,200	11,123
9.000% due 05/09/2018 (e)		$5,000	5,297
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	10,000	10,424
Bank of America Corp.
6.250% due 09/05/2024 (e)		$12,500	12,234
Barclays Bank PLC
7.625% due 11/21/2022		4,800	5,388
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	5,000	5,486
6.625% due 09/15/2019 (e)		$5,000	4,801
8.000% due 12/15/2020 (e)	EUR	10,000	11,837
8.250% due 12/15/2018 (e)		$10,000	10,442
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		6,750	6,801
CBRE Services, Inc.
5.000% due 03/15/2023		7,000	7,046
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (b)		11,000	4,263

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIT Group, Inc.
5.000% due 08/15/2022		$35,000	$35,044
5.000% due 08/01/2023		20,000	19,925
5.250% due 03/15/2018		6,500	6,695
5.500% due 02/15/2019		17,500	18,200
Credit Agricole S.A.
6.625% due 09/23/2019 (e)		7,500	7,233
7.875% due 01/23/2024 (e)		55,050	54,913
Credit Suisse Group AG
6.250% due 12/18/2024 (e)		33,500	31,509
7.500% due 12/11/2023 (e)		7,222	7,541
Crown Castle International Corp.
4.875% due 04/15/2022		2,500	2,605
5.250% due 01/15/2023		17,000	18,045
Denali Borrower LLC
5.625% due 10/15/2020		10,000	10,420
ESH Hospitality, Inc.
5.250% due 05/01/2025		12,275	12,122
FelCor Lodging LP
6.000% due 06/01/2025		3,500	3,518
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		10,000	10,500
HSBC Holdings PLC
6.375% due 09/17/2024 (e)		10,000	9,575
HUB International Ltd.
7.875% due 10/01/2021		18,000	17,235
ILFC E-Capital Trust
6.250% due 12/21/2065		13,500	12,555
ING Groep NV
6.500% due 04/16/2025 (e)		2,500	2,386
International Lease Finance Corp.
6.250% due 05/15/2019		4,500	4,804
8.250% due 12/15/2020		7,100	8,325
8.750% due 03/15/2017		5,000	5,387
Intesa Sanpaolo SpA
5.017% due 06/26/2024		13,650	13,498
iStar, Inc.
4.000% due 11/01/2017		1,500	1,448
5.000% due 07/01/2019		15,500	14,793
Jefferies Finance LLC
6.875% due 04/15/2022		10,000	9,150
7.375% due 04/01/2020		15,000	14,532
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		5,000	7,087
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		50,389	51,586
7.625% due 06/27/2023 (e)	GBP	9,298	14,241
Navient Corp.
4.875% due 06/17/2019		$10,000	9,125
5.000% due 10/26/2020		5,750	4,835
5.500% due 01/25/2023		5,000	3,978
5.625% due 08/01/2033		4,750	3,099

20	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 10/25/2024		$13,375	$10,533
6.125% due 03/25/2024		27,000	21,667
8.000% due 03/25/2020		12,000	11,520
8.450% due 06/15/2018		13,750	14,171
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		7,000	7,262
7.250% due 12/15/2021		20,000	20,350
PHH Corp.
6.375% due 08/15/2021		11,250	10,181
Provident Funding Associates LP
6.750% due 06/15/2021		5,000	4,763
Quicken Loans, Inc.
5.750% due 05/01/2025		16,025	15,244
RHP Hotel Properties LP
5.000% due 04/15/2023		13,000	13,000
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		20,000	20,201
7.648% due 09/30/2031 (e)		14,970	18,712
Societe Generale S.A.
6.000% due 01/27/2020 (e)		14,500	13,430
7.875% due 12/18/2023 (e)		15,000	14,681
Stearns Holdings, Inc.
9.375% due 08/15/2020		5,000	5,000
UniCredit SpA
8.000% due 06/03/2024 (e)		20,000	19,134
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	11,408	17,509

			942,299

INDUSTRIALS 73.5%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022		$5,000	4,938
Accudyne Industries Borrower
7.750% due 12/15/2020		35,000	30,537
Activision Blizzard, Inc.
5.625% due 09/15/2021		10,000	10,550
6.125% due 09/15/2023		12,425	13,233
Actuant Corp.
5.625% due 06/15/2022		10,000	10,025
ADT Corp.
3.500% due 07/15/2022		40,000	35,600
4.125% due 06/15/2023		22,000	19,910
4.875% due 07/15/2042		12,150	8,809
6.250% due 10/15/2021		8,000	8,290
AECOM
5.750% due 10/15/2022		5,425	5,479
5.875% due 10/15/2024		9,250	9,343
Aguila S.A.
7.875% due 01/31/2018		20,102	20,328
7.875% due 01/31/2018	CHF	13,650	14,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Air Medical Merger Sub Corp.
6.375% due 05/15/2023	$17,000	$15,555
Albea Beauty Holdings S.A.
8.375% due 11/01/2019	13,500	14,242
Alcoa, Inc.
5.125% due 10/01/2024	13,000	12,317
Aleris International, Inc.
7.625% due 02/15/2018	12,000	11,730
7.875% due 11/01/2020	11,000	10,726
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018	21,500	18,924
Allegion PLC
5.875% due 09/15/2023	5,925	6,088
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021	6,000	6,180
Alliance Data Systems Corp.
5.375% due 08/01/2022	18,000	17,595
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)	20,000	19,500
Altice Financing S.A.
6.500% due 01/15/2022	17,000	16,456
6.625% due 02/15/2023	28,250	27,191
Altice Finco S.A.
7.625% due 02/15/2025	13,250	12,389
Altice Luxembourg S.A.
7.625% due 02/15/2025	20,000	17,575
7.750% due 05/15/2022	49,850	45,488
AMC Networks, Inc.
4.750% due 12/15/2022	10,000	9,463
7.750% due 07/15/2021	7,000	7,438
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021	21,810	21,701
Amsted Industries, Inc.
5.000% due 03/15/2022	4,000	3,960
5.375% due 09/15/2024	15,000	14,662
Anixter, Inc.
5.125% due 10/01/2021	4,500	4,483
5.500% due 03/01/2023	5,000	4,938
5.625% due 05/01/2019	3,000	3,158
Antero Resources Corp.
5.125% due 12/01/2022	17,500	15,137
5.375% due 11/01/2021	12,500	11,062
6.000% due 12/01/2020	3,250	3,023
Ardagh Packaging Finance PLC
7.000% due 11/15/2020	2,118	2,128
Ashland, Inc.
4.750% due 08/15/2022	25,000	23,375
6.875% due 05/15/2043	12,500	11,687
Associated Materials LLC
9.125% due 11/01/2017	15,000	12,150

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Audatex North America, Inc.
6.125% due 11/01/2023	$10,000	$10,088
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021	11,000	11,619
Axiall Corp.
4.875% due 05/15/2023	9,500	8,016
B&G Foods, Inc.
4.625% due 06/01/2021	12,000	11,595
Ball Corp.
5.250% due 07/01/2025	5,750	5,689
Baytex Energy Corp.
5.125% due 06/01/2021	5,500	4,400
5.625% due 06/01/2024	7,500	5,963
Belden, Inc.
5.250% due 07/15/2024	4,000	3,720
5.500% due 09/01/2022	9,500	9,239
Blue Coat Holdings, Inc.
8.375% due 06/01/2023	5,400	5,414
BMC Software Finance, Inc.
8.125% due 07/15/2021	20,000	16,237
Bombardier, Inc.
5.750% due 03/15/2022	3,000	2,220
7.500% due 03/15/2025	17,050	12,873
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)	7,500	5,353
Boyd Gaming Corp.
6.875% due 05/15/2023	3,000	3,060
Bristow Group, Inc.
6.250% due 10/15/2022	5,650	4,887
Building Materials Corp. of America
5.375% due 11/15/2024	33,500	33,249
6.000% due 10/15/2025 (a)	6,000	6,090
6.750% due 05/01/2021	29,250	31,261
Burger King Worldwide, Inc.
4.625% due 01/15/2022	3,000	2,941
6.000% due 04/01/2022	24,000	24,420
Cable One, Inc.
5.750% due 06/15/2022	5,000	4,940
Cablevision Systems Corp.
5.875% due 09/15/2022	5,000	3,800
8.000% due 04/15/2020	3,500	3,115
California Resources Corp.
5.500% due 09/15/2021	23,000	14,145
6.000% due 11/15/2024	30,000	18,112
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)	21,000	20,987
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023	7,500	6,619
Cascades, Inc.
5.500% due 07/15/2022	3,000	2,861
Case New Holland Industrial, Inc.
7.875% due 12/01/2017	17,500	18,550

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CCO Holdings LLC
5.125% due 02/15/2023		$30,000	$27,750
5.125% due 05/01/2023		15,000	13,847
5.250% due 03/15/2021		6,000	5,924
5.250% due 09/30/2022		27,500	25,850
5.375% due 05/01/2025		6,000	5,483
5.750% due 09/01/2023		10,000	9,538
5.750% due 01/15/2024		8,000	7,660
5.875% due 05/01/2027		8,000	7,440
6.625% due 01/31/2022		5,000	5,050
Celanese U.S. Holdings LLC
5.875% due 06/15/2021		5,000	5,056
Cequel Communications Holdings LLC
5.125% due 12/15/2021		25,000	22,094
6.375% due 09/15/2020		20,000	18,950
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	16,000	19,325
CHC Helicopter S.A.
9.250% due 10/15/2020		$15,075	8,517
Chemours Co.
6.625% due 05/15/2023		11,850	7,999
7.000% due 05/15/2025		8,000	5,280
Chemtura Corp.
5.750% due 07/15/2021		6,250	6,203
Chesapeake Energy Corp.
4.875% due 04/15/2022		20,000	13,150
5.750% due 03/15/2023		30,000	19,716
6.625% due 08/15/2020		9,000	6,733
7.250% due 12/15/2018		5,000	4,163
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		46,750	46,934
7.625% due 03/15/2020		19,875	19,947
CNH Industrial Capital LLC
3.375% due 07/15/2019		10,000	9,575
Cogent Communications Group, Inc.
5.375% due 03/01/2022		8,500	8,266
Columbus International, Inc.
7.375% due 03/30/2021		10,000	10,388
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (b)		3,750	3,858
CommScope Technologies Finance LLC
6.000% due 06/15/2025		9,850	9,475
CommScope, Inc.
5.000% due 06/15/2021		10,000	9,813
5.500% due 06/15/2024		15,000	14,381
Community Health Systems, Inc.
5.125% due 08/01/2021		17,000	17,340
6.875% due 02/01/2022		33,000	33,782
7.125% due 07/15/2020		15,425	16,081
Concho Resources, Inc.
5.500% due 10/01/2022		2,000	1,915
5.500% due 04/01/2023		8,000	7,640
6.500% due 01/15/2022		28,750	28,355

22	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Concordia Healthcare Corp.
7.000% due 04/15/2023		$12,500	$10,937
CONSOL Energy, Inc.
5.875% due 04/15/2022		12,500	8,469
Constellation Brands, Inc.
4.250% due 05/01/2023		11,000	10,986
6.000% due 05/01/2022		15,000	16,425
Constellium NV
5.750% due 05/15/2024		7,150	5,470
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		364	365
7.566% due 09/15/2021		179	183
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		26,250	25,889
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		30,000	31,012
10.875% due 12/15/2018	EUR	5,400	6,281
CPG Merger Sub LLC
8.000% due 10/01/2021		$9,395	9,395
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		88,000	75,900
Crown Americas LLC
4.500% due 01/15/2023		10,000	9,875
CSC Holdings LLC
5.250% due 06/01/2024		10,000	7,913
6.750% due 11/15/2021		20,600	18,488
7.625% due 07/15/2018		5,000	5,263
8.625% due 02/15/2019		10,000	10,325
CST Brands, Inc.
5.000% due 05/01/2023		10,000	9,975
Darling Ingredients, Inc.
5.375% due 01/15/2022		22,650	22,282
DaVita HealthCare Partners, Inc.
5.000% due 05/01/2025		24,000	23,100
5.125% due 07/15/2024		32,000	31,484
5.750% due 08/15/2022		15,000	15,656
Dean Foods Co.
6.500% due 03/15/2023		12,000	12,210
Dell, Inc.
5.400% due 09/10/2040		4,450	3,404
5.875% due 06/15/2019		3,500	3,633
6.500% due 04/15/2038		2,925	2,594
7.100% due 04/15/2028		1,405	1,391
Denbury Resources, Inc.
4.625% due 07/15/2023		10,750	5,859
5.500% due 05/01/2022		4,000	2,390
Digicel Group Ltd.
7.125% due 04/01/2022		21,500	18,651
8.250% due 09/30/2020		27,100	25,203
Digicel Ltd.
7.000% due 02/15/2020		3,000	2,978

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISH DBS Corp.
5.000% due 03/15/2023	$24,500	$20,580
5.125% due 05/01/2020	1,000	930
5.875% due 07/15/2022	25,000	22,125
5.875% due 11/15/2024	17,500	14,919
6.750% due 06/01/2021	17,375	16,637
7.875% due 09/01/2019	7,000	7,356
DJO Finance LLC
10.750% due 04/15/2020	7,000	7,035
DJO Finco, Inc.
8.125% due 06/15/2021	12,000	11,730
Dollar Tree, Inc.
5.250% due 03/01/2020	5,750	5,925
5.750% due 03/01/2023	17,250	17,983
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	15,000	13,650
Dynegy, Inc.
6.750% due 11/01/2019	26,000	26,195
7.375% due 11/01/2022	12,075	12,226
7.625% due 11/01/2024	17,000	17,255
Eagle Spinco, Inc.
4.625% due 02/15/2021	30,500	25,926
Eldorado Resorts, Inc.
7.000% due 08/01/2023	5,000	4,938
Endo Finance LLC
5.375% due 01/15/2023	26,500	25,539
5.750% due 01/15/2022	30,075	29,699
6.000% due 07/15/2023	10,075	9,999
6.000% due 02/01/2025	19,425	19,061
7.250% due 12/15/2020	5,000	5,200
7.750% due 01/15/2022	1,980	2,096
Energizer Holdings, Inc.
5.500% due 06/15/2025	7,000	6,834
EnPro Industries, Inc.
5.875% due 09/15/2022	11,000	11,110
Envision Healthcare Corp.
5.125% due 07/01/2022	15,000	14,887
Era Group, Inc.
7.750% due 12/15/2022	11,000	10,560
ExamWorks Group, Inc.
5.625% due 04/15/2023	3,000	3,053
Fiat Chrysler Automobiles NV
5.250% due 04/15/2023	13,300	12,469
First Data Corp.
6.750% due 11/01/2020	14,055	14,723
8.250% due 01/15/2021	12,000	12,495
12.625% due 01/15/2021	24,750	28,184
First Quality Finance Co., Inc.
4.625% due 05/15/2021	17,500	16,362
First Quantum Minerals Ltd.
6.750% due 02/15/2020	12,754	8,609
7.000% due 02/15/2021	14,216	9,276
7.250% due 05/15/2022	12,000	7,470

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	$25,000	$16,250
8.250% due 11/01/2019	5,000	4,031
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	6,000	6,015
4.750% due 10/15/2024	12,000	11,892
5.625% due 07/31/2019	3,250	3,482
5.875% due 01/31/2022	10,000	10,775
FTS International, Inc.
6.250% due 05/01/2022	7,500	2,363
Gardner Denver, Inc.
6.875% due 08/15/2021	84,000	74,760
Gates Global LLC
6.000% due 07/15/2022	40,000	32,400
General Cable Corp.
5.750% due 10/01/2022	13,000	11,245
Geo Group, Inc.
5.125% due 04/01/2023	3,500	3,474
6.625% due 02/15/2021	5,000	5,225
Getty Images, Inc.
7.000% due 10/15/2020	27,000	8,033
GLP Capital LP
5.375% due 11/01/2023	10,000	10,200
Graphic Packaging International, Inc.
4.875% due 11/15/2022	5,000	5,000
Griffon Corp.
5.250% due 03/01/2022	15,000	14,306
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	22,184	22,073
Gulfport Energy Corp.
6.625% due 05/01/2023	10,000	9,250
7.750% due 11/01/2020	12,000	11,850
H&E Equipment Services, Inc.
7.000% due 09/01/2022	5,000	4,875
Halcon Resources Corp.
8.625% due 02/01/2020	5,000	4,175
HCA Holdings, Inc.
6.250% due 02/15/2021	15,000	16,012
HCA, Inc.
4.750% due 05/01/2023	25,000	25,150
5.000% due 03/15/2024	20,000	20,100
5.375% due 02/01/2025	8,850	8,806
5.875% due 03/15/2022	12,000	12,900
5.875% due 05/01/2023	33,000	34,320
6.500% due 02/15/2020	10,000	10,925
7.500% due 02/15/2022	47,000	53,227
8.000% due 10/01/2018	6,000	6,794
8.360% due 04/15/2024	3,000	3,480
HD Supply, Inc.
5.250% due 12/15/2021	15,000	15,131
7.500% due 07/15/2020	42,000	43,890
11.000% due 04/15/2020	15,000	16,687
11.500% due 07/15/2020	2,000	2,270

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hearthside Group Holdings LLC
6.500% due 05/01/2022	$24,000	$22,320
Hertz Corp.
5.875% due 10/15/2020	12,125	12,125
6.250% due 10/15/2022	7,500	7,556
6.750% due 04/15/2019	2,500	2,550
7.375% due 01/15/2021	10,000	10,375
Hexion, Inc.
6.625% due 04/15/2020	25,000	21,375
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	20,000	20,750
Hologic, Inc.
5.250% due 07/15/2022	5,200	5,265
Horizon Pharma Financing, Inc.
6.625% due 05/01/2023	7,550	6,691
Hospira, Inc.
5.200% due 08/12/2020	1,050	1,189
5.600% due 09/15/2040	2,000	2,305
5.800% due 08/12/2023	5,500	6,378
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	5,000	5,387
7.625% due 06/15/2021	10,175	10,938
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021	6,500	6,654
7.125% due 03/15/2021	8,500	8,946
Huntsman International LLC
4.875% due 11/15/2020	12,000	10,487
5.125% due 11/15/2022	12,500	10,750
iHeartCommunications, Inc.
9.000% due 03/01/2021	21,000	17,587
IHS, Inc.
5.000% due 11/01/2022	5,000	4,819
Immucor, Inc.
11.125% due 08/15/2019	16,100	16,663
IMS Health, Inc.
6.000% due 11/01/2020	5,000	5,138
INEOS Group Holdings S.A.
6.125% due 08/15/2018	14,000	13,247
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	25,125	20,791
6.625% due 12/15/2022	25,000	19,625
7.250% due 10/15/2020	8,000	7,370
7.500% due 04/01/2021	10,000	9,263
Intelsat Luxembourg S.A.
7.750% due 06/01/2021	10,000	6,538
8.125% due 06/01/2023	20,000	13,100
International Game Technology PLC
6.250% due 02/15/2022	12,500	11,687
6.500% due 02/15/2025	12,500	11,312
Italics Merger Sub, Inc.
7.125% due 07/15/2023	3,000	2,873

24	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Jarden Corp.
7.500% due 05/01/2017	$3,000	$3,218
JMC Steel Group, Inc.
8.250% due 03/15/2018	15,000	10,275
Kinetic Concepts, Inc.
10.500% due 11/01/2018	27,000	28,330
12.500% due 11/01/2019	10,000	10,637
KLX, Inc.
5.875% due 12/01/2022	29,850	29,188
Kraton Polymers LLC
6.750% due 03/01/2019	5,900	5,859
L Brands, Inc.
5.625% due 02/15/2022	10,000	10,612
6.625% due 04/01/2021	10,000	11,150
7.000% due 05/01/2020	3,000	3,401
Lamar Media Corp.
5.000% due 05/01/2023	12,421	12,297
5.875% due 02/01/2022	5,000	5,219
Land O’ Lakes, Inc.
6.000% due 11/15/2022	13,950	14,717
Laredo Petroleum, Inc.
6.250% due 03/15/2023	2,000	1,830
7.375% due 05/01/2022	16,000	15,560
Level 3 Financing, Inc.
5.125% due 05/01/2023	5,000	4,788
5.375% due 05/01/2025	4,750	4,527
LifePoint Health, Inc.
5.500% due 12/01/2021	8,000	8,090
LIN Television Corp.
5.875% due 11/15/2022	8,000	7,960
Live Nation Entertainment, Inc.
5.375% due 06/15/2022	3,000	2,955
7.000% due 09/01/2020	9,775	10,117
LKQ Corp.
4.750% due 05/15/2023	15,000	14,512
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	35,000	30,428
5.500% due 04/15/2025	5,000	4,475
5.625% due 10/15/2023	2,500	2,284
5.750% due 08/01/2022	25,000	24,219
Manitowoc Co., Inc.
8.500% due 11/01/2020	12,705	13,308
Masonite International Corp.
5.625% due 03/15/2023	9,225	9,456
Matador Resources Co.
6.875% due 04/15/2023	4,150	4,005
MCE Finance Ltd.
5.000% due 02/15/2021	21,000	18,585
MGM Resorts International
5.250% due 03/31/2020	8,000	7,850
6.000% due 03/15/2023	16,000	15,560
6.625% due 12/15/2021	36,675	37,775

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 10/01/2020	$17,000	$17,637
7.625% due 01/15/2017	5,000	5,250
7.750% due 03/15/2022	29,375	31,395
8.625% due 02/01/2019	9,000	9,923
Midas Intermediate Holdco LLC
7.875% due 10/01/2022	8,000	7,840
Moog, Inc.
5.250% due 12/01/2022	7,150	7,168
MPH Acquisition Holdings LLC
6.625% due 04/01/2022	20,000	20,050
MSCI, Inc.
5.250% due 11/15/2024	5,750	5,843
5.750% due 08/15/2025	7,875	7,954
Multi-Color Corp.
6.125% due 12/01/2022	9,500	9,761
Murphy Oil USA, Inc.
6.000% due 08/15/2023	15,100	15,515
NBTY, Inc.
9.000% due 10/01/2018	10,000	10,250
NCL Corp. Ltd.
5.250% due 11/15/2019	3,500	3,585
NCR Corp.
4.625% due 02/15/2021	2,000	1,923
5.000% due 07/15/2022	11,250	10,702
6.375% due 12/15/2023	14,750	14,510
NCSG Crane & Heavy Haul Services, Inc.
9.500% due 08/15/2019	6,000	3,510
Neptune Finco Corp.
6.625% due 10/15/2025 (a)	10,000	10,075
10.125% due 01/15/2023 (a)	5,000	5,056
NeuStar, Inc.
4.500% due 01/15/2023	6,000	5,115
Newfield Exploration Co.
5.375% due 01/01/2026	5,000	4,600
5.625% due 07/01/2024	7,100	6,781
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021	6,250	6,094
Nielsen Finance LLC
4.500% due 10/01/2020	10,000	10,063
5.000% due 04/15/2022	5,000	4,856
Nokia OYJ
5.375% due 05/15/2019	6,250	6,586
Norbord, Inc.
6.250% due 04/15/2023	2,000	1,966
Novasep Holding S.A.S.
8.000% due 12/15/2016	8,070	7,707
Novelis, Inc.
8.750% due 12/15/2020	24,000	23,225
Numericable-SFR S.A.S.
4.875% due 05/15/2019	3,250	3,153
6.000% due 05/15/2022	37,250	35,993
6.250% due 05/15/2024	40,050	38,748

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NXP BV
4.125% due 06/15/2020	$4,500	$4,523
5.750% due 03/15/2023	17,500	18,244
Oasis Petroleum, Inc.
6.500% due 11/01/2021	11,500	9,114
6.875% due 03/15/2022	10,750	8,493
6.875% due 01/15/2023	7,250	5,655
Oshkosh Corp.
5.375% due 03/01/2025	5,675	5,718
Outfront Media Capital LLC
5.250% due 02/15/2022	4,000	4,005
5.625% due 02/15/2024	7,500	7,631
5.875% due 03/15/2025	4,250	4,340
Pactiv LLC
7.950% due 12/15/2025	10,972	10,451
Party City Holdings, Inc.
6.125% due 08/15/2023	10,250	10,378
Peabody Energy Corp.
6.500% due 09/15/2020	10,000	2,125
7.875% due 11/01/2026	2,000	420
Perstorp Holding AB
8.750% due 05/15/2017	24,750	25,492
11.000% due 08/15/2017	16,000	16,560
Petco Animal Supplies, Inc.
9.250% due 12/01/2018	15,000	15,262
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)	16,000	16,160
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021	3,160	3,360
7.500% due 04/15/2021	5,000	5,238
7.750% due 04/01/2022	5,000	5,500
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	24,000	23,640
Pinnacle Operating Corp.
9.000% due 11/15/2020	1,300	1,264
Plantronics, Inc.
5.500% due 05/31/2023	7,000	7,035
Platform Specialty Products Corp.
6.500% due 02/01/2022	35,475	30,686
Ply Gem Industries, Inc.
6.500% due 02/01/2022	23,000	22,110
Post Holdings, Inc.
6.000% due 12/15/2022	25,000	24,031
6.750% due 12/01/2021	18,500	18,546
7.375% due 02/15/2022	15,500	15,829
7.750% due 03/15/2024	6,500	6,679
8.000% due 07/15/2025	5,000	5,159
PRA Holdings, Inc.
9.500% due 10/01/2023	6,755	7,481
Prestige Brands, Inc.
5.375% due 12/15/2021	20,000	19,600
8.125% due 02/01/2020	5,625	5,920

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	7,500	$7,163
PVH Corp.
4.500% due 12/15/2022		$18,000	17,505
Qualitytech LP
5.875% due 08/01/2022		11,950	11,995
Quintiles Transnational Corp.
4.875% due 05/15/2023		7,325	7,270
Range Resources Corp.
5.000% due 08/15/2022		12,250	10,902
5.000% due 03/15/2023		10,000	8,894
5.750% due 06/01/2021		10,000	9,475
Regency Energy Partners LP
4.500% due 11/01/2023		7,500	6,947
5.500% due 04/15/2023		17,750	17,262
5.875% due 03/01/2022		5,000	5,132
Rex Energy Corp.
6.250% due 08/01/2022		5,000	2,025
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		23,500	23,794
6.875% due 02/15/2021		16,080	16,623
7.875% due 08/15/2019		2,000	2,082
8.250% due 02/15/2021		30,000	30,075
9.875% due 08/15/2019		5,000	5,184
Rice Energy, Inc.
7.250% due 05/01/2023		3,000	2,828
Rite Aid Corp.
6.125% due 04/01/2023		16,500	16,438
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		4,502	4,691
Rockies Express Pipeline LLC
5.625% due 04/15/2020		10,750	10,481
6.000% due 01/15/2019		13,500	13,331
6.850% due 07/15/2018		3,250	3,266
6.875% due 04/15/2040		5,000	4,638
RSI Home Products, Inc.
6.500% due 03/15/2023		5,000	5,025
Ryland Group, Inc.
5.375% due 10/01/2022		8,000	8,120
6.625% due 05/01/2020		2,750	3,004
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		31,000	27,977
5.750% due 05/15/2024		42,300	37,858
Sable International Finance Ltd.
8.750% due 02/01/2020		5,000	5,269
Sabre GLBL, Inc.
5.375% due 04/15/2023		2,100	2,079
SAExploration Holdings, Inc.
10.000% due 07/15/2019 ^		4,000	2,540
Sally Holdings LLC
5.750% due 06/01/2022		5,000	5,238
6.875% due 11/15/2019		4,000	4,170

26	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sanchez Energy Corp.
6.125% due 01/15/2023		$20,000	$13,500
SandRidge Energy, Inc.
7.500% due 03/15/2021 ^		2,000	450
7.500% due 02/15/2023 ^		5,000	1,103
SBA Communications Corp.
4.875% due 07/15/2022		21,500	21,177
SBA Telecommunications, Inc.
5.750% due 07/15/2020		11,500	11,888
Schaeffler Finance BV
4.250% due 05/15/2021		19,800	19,107
4.750% due 05/15/2021		17,500	17,325
4.750% due 05/15/2023		10,000	9,700
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (b)		11,000	11,701
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (b)		34,750	37,530
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (b)	EUR	11,300	13,087
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)		$17,550	18,142
Scientific Games International, Inc.
6.250% due 09/01/2020		17,600	12,716
7.000% due 01/01/2022		8,000	7,940
10.000% due 12/01/2022		11,000	9,625
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		6,250	6,508
Sealed Air Corp.
4.875% due 12/01/2022		3,750	3,722
5.125% due 12/01/2024		12,250	12,036
5.250% due 04/01/2023		16,000	16,120
5.500% due 09/15/2025		2,000	2,035
6.875% due 07/15/2033		6,410	6,458
Sensata Technologies BV
4.875% due 10/15/2023		17,385	16,668
5.000% due 10/01/2025		5,250	4,925
5.625% due 11/01/2024		5,750	5,757
Serta Simmons Bedding LLC
8.125% due 10/01/2020		10,000	10,537
Seventy Seven Operating LLC
6.625% due 11/15/2019		10,000	6,300
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		29,000	27,550
Sinclair Television Group, Inc.
5.375% due 04/01/2021		5,000	4,906
5.625% due 08/01/2024		4,000	3,650
6.125% due 10/01/2022		7,000	6,965
Sirius XM Radio, Inc.
5.375% due 04/15/2025		17,000	16,277

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Smithfield Foods, Inc.
6.625% due 08/15/2022	$20,000	$21,150
7.750% due 07/01/2017	4,000	4,310
SoftBank Group Corp.
4.500% due 04/15/2020	20,000	19,418
Sophia LP
9.750% due 01/15/2019	20,000	21,515
Spectrum Brands, Inc.
5.750% due 07/15/2025	11,000	11,275
6.125% due 12/15/2024	8,000	8,280
6.375% due 11/15/2020	5,000	5,314
6.625% due 11/15/2022	20,000	21,250
Springs Industries, Inc.
6.250% due 06/01/2021	24,650	24,527
SPX FLOW, Inc.
6.875% due 09/01/2017	6,000	6,330
Steel Dynamics, Inc.
5.125% due 10/01/2021	9,025	8,596
5.500% due 10/01/2024	3,500	3,218
6.125% due 08/15/2019	6,000	6,165
6.375% due 08/15/2022	6,450	6,369
Studio City Finance Ltd.
8.500% due 12/01/2020	20,000	18,700
Suburban Propane Partners LP
5.750% due 03/01/2025	7,500	7,144
Sun Products Corp.
7.750% due 03/15/2021	18,150	15,518
SunGard Data Systems, Inc.
6.625% due 11/01/2019	5,000	5,169
7.625% due 11/15/2020	20,000	20,825
Sunoco LP
5.500% due 08/01/2020	3,000	2,970
Syniverse Holdings, Inc.
9.125% due 01/15/2019	13,125	11,222
T-Mobile USA, Inc.
6.250% due 04/01/2021	20,000	19,980
6.375% due 03/01/2025	23,800	22,788
6.625% due 11/15/2020	10,000	10,188
6.625% due 04/01/2023	30,000	29,775
6.731% due 04/28/2022	15,250	15,250
6.836% due 04/28/2023	12,400	12,307
TEGNA, Inc.
4.875% due 09/15/2021	3,500	3,439
5.500% due 09/15/2024	10,750	10,481
Teine Energy Ltd.
6.875% due 09/30/2022	5,000	4,294
Teleflex, Inc.
5.250% due 06/15/2024	6,250	6,313
Tempur Sealy International, Inc.
5.625% due 10/15/2023	9,200	9,235
Tenet Healthcare Corp.
4.375% due 10/01/2021	20,000	19,600

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 04/01/2021	$22,000	$21,752
5.000% due 03/01/2019	13,500	13,112
5.500% due 03/01/2019	75	75
6.000% due 10/01/2020	6,000	6,345
6.750% due 06/15/2023	8,000	7,960
8.000% due 08/01/2020	10,000	10,350
8.125% due 04/01/2022	15,000	15,981
Terex Corp.
6.000% due 05/15/2021	18,750	18,234
6.500% due 04/01/2020	1,500	1,530
Tesoro Logistics LP
5.500% due 10/15/2019	1,000	985
5.875% due 10/01/2020	4,110	4,007
6.250% due 10/15/2022	15,000	14,700
Time, Inc.
5.750% due 04/15/2022	11,000	10,340
TransDigm, Inc.
5.500% due 10/15/2020	16,000	15,330
6.000% due 07/15/2022	24,000	22,500
6.500% due 07/15/2024	35,100	33,164
7.500% due 07/15/2021	2,000	2,095
TreeHouse Foods, Inc.
4.875% due 03/15/2022	7,000	6,703
Tribune Media Co.
5.875% due 07/15/2022	5,000	4,863
Trinseo Materials Operating S.C.A.
6.750% due 05/01/2022	6,650	6,401
Triumph Group, Inc.
4.875% due 04/01/2021	8,000	7,520
Tronox Finance LLC
6.375% due 08/15/2020	10,000	6,400
7.500% due 03/15/2022	10,000	6,350
Tullow Oil PLC
6.250% due 04/15/2022	10,000	7,050
United Rentals North America, Inc.
4.625% due 07/15/2023	2,500	2,431
5.500% due 07/15/2025	10,500	9,857
6.125% due 06/15/2023	5,000	5,013
7.375% due 05/15/2020	3,000	3,165
7.625% due 04/15/2022	17,500	18,681
8.250% due 02/01/2021	994	1,051
Unitymedia GmbH
6.125% due 01/15/2025	12,000	11,670
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025	7,000	6,598
5.500% due 01/15/2023	23,000	23,057
Univar USA, Inc.
6.750% due 07/15/2023	8,500	7,926
Univision Communications, Inc.
5.125% due 05/15/2023	27,000	25,785
5.125% due 02/15/2025	38,000	35,720
6.750% due 09/15/2022	23,481	24,391

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UPC Holding BV
6.375% due 09/15/2022	EUR	10,000	$11,940
6.750% due 03/15/2023		1,500	1,804
UPCB Finance Ltd.
5.375% due 01/15/2025		$12,500	11,812
6.875% due 01/15/2022		17,483	18,444
7.250% due 11/15/2021		5,625	5,977
USG Corp.
5.500% due 03/01/2025		10,500	10,513
5.875% due 11/01/2021		2,000	2,085
7.875% due 03/30/2020		12,000	12,660
Valeant Pharmaceuticals International, Inc.
5.500% due 03/01/2023		10,936	10,389
5.625% due 12/01/2021		27,525	26,218
5.875% due 05/15/2023		17,500	16,822
6.125% due 04/15/2025		18,775	18,032
6.375% due 10/15/2020		9,000	8,972
6.750% due 08/15/2021		35,750	36,197
7.250% due 07/15/2022		21,450	22,120
7.500% due 07/15/2021		9,000	9,293
VeriSign, Inc.
4.625% due 05/01/2023		12,000	11,730
5.250% due 04/01/2025		3,750	3,731
Videotron Ltd.
5.000% due 07/15/2022		12,000	11,865
Vista Outdoor, Inc.
5.875% due 10/01/2023		15,000	15,300
Welltec A/S
8.000% due 02/01/2019		10,000	9,150
WhiteWave Foods Co.
5.375% due 10/01/2022		7,000	7,280
Whiting Petroleum Corp.
5.000% due 03/15/2019		3,625	3,172
5.750% due 03/15/2021		20,000	17,410
6.250% due 04/01/2023		7,500	6,525
Wind Acquisition Finance S.A.
4.750% due 07/15/2020		29,500	29,279
7.375% due 04/23/2021		26,000	25,740
Windstream Services LLC
7.750% due 10/15/2020		8,500	7,257
7.750% due 10/01/2021		4,000	3,120
Wise Metals Group LLC
8.750% due 12/15/2018		13,750	13,269
Wolverine World Wide, Inc.
6.125% due 10/15/2020		8,000	8,350
WPX Energy, Inc.
5.250% due 09/15/2024		8,000	6,480
7.500% due 08/01/2020		5,250	4,830
8.250% due 08/01/2023		7,500	6,825
WR Grace & Co-Conn
5.125% due 10/01/2021		8,875	8,786
5.625% due 10/01/2024		7,375	7,255

28	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wynn Las Vegas LLC
4.250% due 05/30/2023	$8,000	$6,640
5.375% due 03/15/2022	19,500	18,037
5.500% due 03/01/2025	23,000	19,809
Wynn Macau Ltd.
5.250% due 10/15/2021	20,000	17,462
XPO Logistics, Inc.
6.500% due 06/15/2022	27,625	23,464
7.875% due 09/01/2019	18,250	17,862
Zebra Technologies Corp.
7.250% due 10/15/2022	15,000	16,012
ZF North America Capital, Inc.
4.750% due 04/29/2025	21,500	19,726
Ziggo Bond Finance BV
5.875% due 01/15/2025	14,025	12,885

		6,378,784

UTILITIES 8.4%
AES Corp.
7.375% due 07/01/2021	18,025	18,791
8.000% due 06/01/2020	8,000	9,080
Blue Racer Midstream LLC
6.125% due 11/15/2022	15,000	14,325
Calpine Corp.
5.375% due 01/15/2023	20,050	18,797
5.750% due 01/15/2025	23,000	21,591
7.875% due 01/15/2023	7,857	8,446
Covanta Holding Corp.
6.375% due 10/01/2022	6,500	6,663
7.250% due 12/01/2020	6,340	6,602
EP Energy LLC
9.375% due 05/01/2020	15,000	12,975
Frontier Communications Corp.
6.875% due 01/15/2025	22,000	17,902
7.125% due 03/15/2019	20,000	19,690
10.500% due 09/15/2022	3,550	3,461
11.000% due 09/15/2025	10,000	9,700
Genesis Energy LP
5.625% due 06/15/2024	4,000	3,460
5.750% due 02/15/2021	4,575	4,186
6.000% due 05/15/2023	9,000	7,965
6.750% due 08/01/2022	7,000	6,605
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	17,500	18,244
MarkWest Energy Partners LP
4.500% due 07/15/2023	14,625	13,494
4.875% due 12/01/2024	5,000	4,600
4.875% due 06/01/2025	7,500	6,917
5.500% due 02/15/2023	10,000	9,738
Midwest Generation LLC
8.560% due 01/02/2016	1,266	1,266

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NRG Energy, Inc.
6.250% due 05/01/2024	$10,000	$8,875
6.625% due 03/15/2023	31,000	28,675
7.625% due 01/15/2018	10,000	10,550
7.875% due 05/15/2021	19,000	19,356
8.250% due 09/01/2020	11,750	12,126
NSG Holdings LLC
7.750% due 12/15/2025	26,444	29,154
Parsley Energy LLC
7.500% due 02/15/2022	4,000	3,900
PBF Logistics LP
6.875% due 05/15/2023	3,750	3,272
Petrobras Global Finance BV
6.250% due 03/17/2024	2,250	1,648
6.750% due 01/27/2041	2,250	1,451
Red Oak Power LLC
8.540% due 11/30/2019	12,433	13,242
9.200% due 11/30/2029	3,795	4,231
Rose Rock Midstream LP
5.625% due 11/15/2023	2,750	2,406
Sprint Capital Corp.
6.875% due 11/15/2028	20,000	14,550
6.900% due 05/01/2019	10,000	8,825
8.750% due 03/15/2032	40,000	31,200
Sprint Communications, Inc.
6.000% due 11/15/2022	45,000	33,975
7.000% due 03/01/2020	10,000	10,050
9.000% due 11/15/2018	10,000	10,525
Sprint Corp.
7.125% due 06/15/2024	24,125	18,627
7.250% due 09/15/2021	10,075	8,274
7.625% due 02/15/2025	7,500	5,827
7.875% due 09/15/2023	21,500	17,455
Summit Midstream Holdings LLC
5.500% due 08/15/2022	4,000	3,460
Talen Energy Supply LLC
4.625% due 07/15/2019	10,000	9,150
6.500% due 06/01/2025	8,000	6,890
Targa Resources Partners LP
4.125% due 11/15/2019	5,000	4,513
4.250% due 11/15/2023	16,000	13,360
5.000% due 01/15/2018	4,000	3,830
5.250% due 05/01/2023	15,875	14,168
6.375% due 08/01/2022	4,125	3,965
6.625% due 10/01/2020	3,750	3,675
6.875% due 02/01/2021	9,000	8,753
Telecom Italia Capital S.A.
6.375% due 11/15/2033	10,000	9,625
7.200% due 07/18/2036	6,000	6,360
Telecom Italia SpA
5.303% due 05/30/2024	39,750	39,005
Tenaska Alabama Partners LP
7.000% due 06/30/2021	17,321	18,187

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Terraform Global Operating LLC
9.750% due 08/15/2022	$5,000	$4,013
TerraForm Power Operating LLC
5.875% due 02/01/2023	15,000	13,312
6.125% due 06/15/2025	3,150	2,733
Virgin Media Finance PLC
5.750% due 01/15/2025	8,000	7,540
6.000% due 10/15/2024	12,000	11,595
Williams Partners LP
4.875% due 05/15/2023	4,000	3,706

		730,532

Total Corporate Bonds & Notes (Cost $8,546,091)		8,051,615

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.750% due 09/01/2017	140	140
9.750% due 09/01/2022	495	495
9.750% due 09/01/2027	765	765
9.750% due 09/01/2032	1,235	1,235

Total Municipal Bonds & Notes (Cost $2,508)		2,635

MORTGAGE-BACKED SECURITIES 0.0%
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034	85	85
Countrywide Alternative Loan Trust
3.083% due 10/25/2035 ^	149	125
Countrywide Home Loan Mortgage Pass-Through Trust
4.810% due 02/20/2036 ^	230	202
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^	18	18
First Horizon Alternative Mortgage Securities Trust
2.301% due 10/25/2034	57	57
GreenPoint Mortgage Funding Trust
0.394% due 10/25/2046	647	455
0.394% due 12/25/2046 ^	436	269
GSR Mortgage Loan Trust
2.926% due 04/25/2035	33	32
HarborView Mortgage Loan Trust
4.803% due 08/19/2036 ^	186	168
Lehman XS Trust
0.434% due 09/25/2046 ^	32	8
Residential Accredit Loans, Inc. Trust
3.608% due 09/25/2035 ^	223	182
Structured Asset Mortgage Investments Trust
0.404% due 05/25/2046	1,520	1,203
0.466% due 07/19/2035	69	67

	PRINCIPAL AMOUNT (000S)	MARKE T VALUE (000S)
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	$324	$244
WaMu Mortgage Pass-Through Certificates Trust
0.604% due 12/25/2045	335	298

Total Mortgage-Backed Securities (Cost $3,125)		3,413

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.554% due 04/25/2037	424	230
NovaStar Mortgage Funding Trust
0.294% due 03/25/2037	86	44

Total Asset-Backed Securities (Cost $370)		274

	SHARES
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.0%
Local Insight Media Holdings, Inc. (f)	6,323	101

HEALTH CARE (c)(f) 0.1%
NVHL S.A. ‘A’	170,260	381
NVHL S.A. ‘B’	170,260	381
NVHL S.A. ‘C’	170,260	381
NVHL S.A. ‘D’	170,260	381
NVHL S.A. ‘E’	170,260	381
NVHL S.A. ‘F’	170,260	380
NVHL S.A. ‘G’	170,260	380
NVHL S.A. ‘H’	170,260	380
NVHL S.A. ‘I’	170,260	380
NVHL S.A. ‘J’	170,260	380

		3,805

Total Common Stocks (Cost $5,538)		3,906

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (g) 0.1%
		6,115

30	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
0.143% due 01/07/2016 - 02/11/2016 (d)(i)(k)	$1,297	1,297

Total Short-Term Instruments (Cost $7,411)		7,412

Total Investments in Securities (Cost $8,614,641)		8,114,041

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.6%

SHORT-TERM INSTRUMENTS 5.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	49,028,329	486,116

Total Short-Term Instruments (Cost $486,202)		486,116

Total Investments in Affiliates (Cost $486,202)		486,116

Total Investments 99.1% (Cost $9,100,843)		$8,600,157

Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $0)		3,476

Other Assets and Liabilities, net 0.9%		74,430

Net Assets 100.0%		$8,678,063

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$101	0.00%
NVHL S.A. ‘A’	03/09/2012	553	381	0.00%
NVHL S.A. ‘B’	03/09/2012	553	381	0.00%
NVHL S.A. ‘C’	03/09/2012	554	381	0.00%
NVHL S.A. ‘D’	03/09/2012	554	381	0.00%
NVHL S.A. ‘E’	03/09/2012	554	381	0.00%
NVHL S.A. ‘F’	03/09/2012	554	380	0.00%
NVHL S.A. ‘G’	03/09/2012	554	380	0.00%
NVHL S.A. ‘H’	03/09/2012	554	380	0.00%
NVHL S.A. ‘I’	03/09/2012	554	380	0.00%
NVHL S.A. ‘J’	03/09/2012	554	380	0.00%

		$5,538	$3,906	0.00%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Schedule of Investments PIMCO High Yield Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SSB	0.000%	09/30/2015	10/01/2015	$6,115	U.S. Treasury Notes 0.625% due 02/15/2017	$(6,241)	$6,115	$6,115

Total Repurchase Agreements						$(6,241)	$6,115	$6,115

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$6,115	$0	$0	$6,115	$(6,241)	$(126)

Total Borrowings and Other Financing Transactions	$ 6,115	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount(2)	Market Value(3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$194,000	$9,240	$(2,180)	$638	$0

Total Swap Agreements				$9,240	$(2,180)	$638	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

32	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $1,237 and cash of $11,206 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$0	$638	$638	$0	$0	$0	$0

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2015	$	33,738	GBP	22,192	$0	$(168)
	11/2015	GBP	22,192	$	33,733	167	0
GLM	11/2015	$	6,295	EUR	5,616	0	(17)
	11/2015		1,745	GBP	1,143	0	(16)
JPM	10/2015	CAD	7,784	$	5,841	8	0
	11/2015	$	5,840	CAD	7,784	0	(8)
MSB	10/2015	EUR	98,962	$	112,724	2,144	0
SCX	10/2015	GBP	22,192		34,459	888	0
TDM	10/2015	$	5,883	CAD	7,784	0	(50)
UAG	10/2015		110,709	EUR	98,962	0	(129)
	11/2015	CHF	13,914	$	14,188	0	(108)
	11/2015	EUR	98,962		110,761	127	0

Total Forward Foreign Currency Contracts						$3,334	$(496)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Schedule of Investments PIMCO High Yield Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $60 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure(1)
BOA	$167	$0	$ 0	$167	$(168)	$0	$0	$(168)	$(1)	$0	$(1)
GLM	0	0	0	0	(33)	0	0	(33)	(33)	0	(33)
JPM	8	0	0	8	(8)	0	0	(8)	0	0	0
MSB	2,144	0	0	2,144	0	0	0	0	2,144	(1,800)	344
SCX	888	0	0	888	0	0	0	0	888	(670)	218
TDM	0	0	0	0	(50)	0	0	(50)	(50)	0	(50)
UAG	127	0	0	127	(237)	0	0	(237)	(110)	60	(50)

Total Over the Counter	$ 3,334	$0	$0	$3,334	$(496)	$0	$0	$(496)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$638	$0	$0	$0	$638

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,334	$0	$3,334

	$0	$638	$0	$3,334	$0	$3,972

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$496	$0	$496

34	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

The Effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$8,673	$0	$0	$(1)	$8,672

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,676)	$0	$(4,676)

	$0	$8,673	$0	$(4,676)	$(1)	$3,996

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(11,311)	$0	$0	$0	$(11,311)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,166)	$0	$(6,166)

	$0	$(11,311)	$0	$(6,166)	$0	$(17,477)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,477	$31,309	$44,786
Corporate Bonds & Notes
Banking & Finance	0	942,299	0	942,299
Industrials	0	6,378,784	0	6,378,784
Utilities	0	729,266	1,266	730,532
Municipal Bonds & Notes
California	0	2,635	0	2,635
Mortgage-Backed Securities	0	3,413	0	3,413
Asset-Backed Securities	0	274	0	274
Common Stocks
Consumer Discretionary	0	0	101	101
Health Care	3,805	0	0	3,805
Short-Term Instruments
Repurchase Agreements	0	6,115	0	6,115
U.S. Treasury Bills	0	1,297	0	1,297
	$3,805	$8,077,560	$32,676	$8,114,041

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$486,116	$0	$0	$486,116

Total Investments	$489,921	$8,077,560	$32,676	$8,600,157

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Schedule of Investments PIMCO High Yield Fund (Cont.)

(Unaudited)

September 30, 2015

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$638	$0	$638
Over the counter	0	3,334	0	3,334
	$0	$3,972	$0	$3,972

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(496)	$0	$(496)

Totals	$489,921	$8,081,036	$32,676	$8,603,633

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

36	PIMCO HIGH YIELD FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2015

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO High Yield Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Notes to Financial Statements (Cont.)

securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated

38	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2015

undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities

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Notes to Financial Statements (Cont.)

received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (“the Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

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Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods

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Notes to Financial Statements (Cont.)

and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole

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loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2015, the Fund had $26,629,228 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Notes to Financial Statements (Cont.)

Payment In-Kind Securities  The Fund may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary

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settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$20	$0	$(20)	$0	$0	$0	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$525,284	$1,685,720	$(1,724,800)	$74	$(162)	$486,116	$1,120	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Line of Credit  The Fund entered into a credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. There is a maximum available

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Notes to Financial Statements (Cont.)

commitment amount for the Fund equal to $600,000,000. The Fund has agreed to pay commitment fees and facility fees of $705,604, of which $512,300, were paid during the period and are included in interest expense in the Statement of Operations. During the period, there were no borrowings on this line of credit.

(b) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash

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September 30, 2015

flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Notes to Financial Statements (Cont.)

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may

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use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Notes to Financial Statements (Cont.)

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

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All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer,

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Notes to Financial Statements (Cont.)

events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

54	PIMCO HIGH YIELD FUND

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The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
0.30%	0.40%	0.30%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Notes to Financial Statements (Cont.)

Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

56	PIMCO HIGH YIELD FUND

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September 30, 2015

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$15,958	$343,690

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$734,262	$1,971,978

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	86,864	$797,005	511,804	$4,832,735
Class P	4,313	39,326	19,246	182,655
Administrative Class	8,102	73,523	15,514	147,609
Class D	8,941	81,715	51,253	482,935
Class A	7,342	67,489	22,349 ^	210,857 ^
Class B	0	0	63	603
Class C	2,033	18,703	5,715	54,662
Class R	463	4,228	1,566	14,859

Issued as reinvestment of distributions
Institutional Class	18,513	167,800	60,383	568,422
Class P	1,023	9,270	3,127	29,350
Administrative Class	1,172	10,614	4,190	39,455
Class D	1,183	10,737	4,173	39,267
Class A	1,809	16,395	6,394	60,179
Class B	0	0	13	129
Class C	839	7,598	2,935	27,532
Class R	104	943	368	3,457

Cost of shares redeemed
Institutional Class	(220,191)	(1,997,271)	(841,806)	(8,029,681)
Class P	(9,092)	(82,994)	(26,207)	(248,302)
Administrative Class	(9,769)	(88,809)	(43,911)	(419,835)
Class D	(23,796)	(216,903)	(67,987)	(641,468)
Class A	(18,440)	(168,353)	(56,914)	(539,938)
Class B	0	0	(870)^	(8,320)^
Class C	(6,880)	(62,528)	(16,858)	(159,743)
Class R	(1,108)	(10,089)	(3,194)	(30,322)
Net increase (decrease) resulting from Fund share transactions	(146,575)	$(1,321,601)	(348,654)	$(3,382,903)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	At the NYSE Close on March 25, 2015, 169 Class B shares in the amount of $1,561 converted into Class A shares of the Fund.

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

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This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$9,106,042	$100,653	$(606,538)	$(505,885)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
MSB	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford

Currency Abbreviations:
CAD	Canadian Dollar	GBP	British Pound
CHF	Swiss Franc	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles
PIK	Payment-in-Kind

60	PIMCO HIGH YIELD FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

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Approval of Investment Advisory Contract and Other Agreements  (Cont.)

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

62	PIMCO HIGH YIELD FUND

(Unaudited)

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent

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Approval of Investment Advisory Contract and Other Agreement  (Cont.)

with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

64	PIMCO HIGH YIELD FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups

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Approval of Investment Advisory Contract and Other Agreement  (Cont.)

and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to

66	PIMCO HIGH YIELD FUND

(Unaudited)

current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable

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Approval of Investment Advisory Contract and Other Agreement  (Cont.)

funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

68	PIMCO HIGH YIELD FUND

(Unaudited)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in

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Approval of Investment Advisory Contract and Other Agreement  (Cont.)

return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

70	PIMCO HIGH YIELD FUND

(Unaudited)

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2015.

72	PIMCO HIGH YIELD FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4020SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

PIMCO RAE Fundamental PLUS Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

* Prior to April 15, 2015, the PIMCO RAE Fundamental PLUS Fund was named the PIMCO Fundamental IndexPLUS® AR Fund.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was

2	PIMCO RAE FUNDAMENTAL PLUS FUND

2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■	EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Chairman’s Letter (Cont.)

ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO RAE FUNDAMENTAL PLUS FUND

Important Information About the PIMCO RAE Fundamental PLUS Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the PIMCO RAE Fundamental PLUS Fund (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C
PIMCO RAE Fundamental PLUS Fund	06/30/05	06/30/05	04/30/08	06/30/05	06/30/05	06/30/05	06/30/05

6	PIMCO RAE FUNDAMENTAL PLUS FUND

For periods prior to the inception date of the Class P shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P shares.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO RAE Fundamental PLUS Fund

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/30/05)
PIMCO RAE Fundamental PLUS Fund Institutional Class	-11.70%	-8.09%	14.58%	10.13%	10.14%
PIMCO RAE Fundamental PLUS Fund Class P	-11.66%	-8.22%	14.48%	10.00%	10.01%
PIMCO RAE Fundamental PLUS Fund Administrative Class	-11.76%	-8.47%	14.29%	9.84%	9.84%
PIMCO RAE Fundamental PLUS Fund Class D	-11.86%	-8.44%	14.16%	9.68%	9.69%
PIMCO RAE Fundamental PLUS Fund Class A	-11.83%	-8.42%	14.15%	9.69%	9.69%
PIMCO RAE Fundamental PLUS Fund Class A (adjusted)	-15.13%	-11.86%	13.28%	9.27%	9.28%
PIMCO RAE Fundamental PLUS Fund Class C	-12.17%	-9.15%	13.28%	8.87%	8.89%
PIMCO RAE Fundamental PLUS Fund Class C (adjusted)	-13.03%	-9.92%	13.28%	8.87%	8.89%
S&P 500 Index	-6.18%	-0.61%	13.34%	6.80%	6.99%
Lipper Large-Cap Core Funds Average	-7.09%	-2.20%	11.82%	6.02%	6.29%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.80% for Institutional Class shares, 0.90% for Class P shares, 1.05% for Administrative Class shares, 1.20% for Class D shares, 1.20% for Class A shares, and 1.95% for Class C shares.

8	PIMCO RAE FUNDAMENTAL PLUS FUND

Institutional Class - PXTIX	Class P - PIXPX	Administrative Class - PXTAX	Class D - PIXDX
Class A - PIXAX	Class C - PIXCX

Allocation Breakdown†

U.S. Treasury Obligations	33.0%
Corporate Bonds & Notes	32.7%
Short-Term Instruments‡	10.3%
U.S. Government Agencies	6.8%
Mortgage-Backed Securities	6.0%
Sovereign Issues	5.2%
Other	6.0%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

The PIMCO RAE Fundamental PLUS Fund seeks to exceed the total return of the S&P 500 Index (the “S&P 500”) under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. companies (“RAE Fundamental US Large Model Portfolio”), and complementing this equity exposure with an absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Large Model Portfolio.

Fund Insights

»	The Fund’s exposure to the RAE Fundamental US Large Model Portfolio detracted from returns relative to the S&P 500 over the reporting period, primarily due to the following:

»	Underweight exposure to Amazon.com detracted from returns.

»	Overweight exposure and selection within the energy sector detracted from returns.

»	Underweight exposure to the information technology sector detracted from relative returns, driven by an underweight to Google and Facebook.

»	The Fund’s AR Bond Alpha Strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

Expense Example PIMCO RAE Fundamental PLUS Fund

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$883.00	$3.77	$1,000.00	$1,021.00	$4.04	0.80%
Class P	1,000.00	883.40	4.24	1,000.00	1,020.50	4.55	0.90
Administrative Class	1,000.00	882.40	4.94	1,000.00	1,019.75	5.30	1.05
Class D	1,000.00	881.40	5.64	1,000.00	1,019.00	6.06	1.20
Class A	1,000.00	881.70	5.65	1,000.00	1,019.00	6.06	1.20
Class C	1,000.00	878.30	9.16	1,000.00	1,015.25	9.82	1.95

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	PIMCO RAE FUNDAMENTAL PLUS FUND

Benchmark Descriptions

Index	Description

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Financial Highlights PIMCO RAE Fundamental PLUS Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Institutional Class
04/01/2015 - 09/30/2015+	$6.56	$0.05	$(0.81)	$(0.76)	$(0.12)	$0.00
03/31/2015	7.01	0.04	0.56	0.60	(0.45)	(0.60)
03/31/2014	6.57	0.05	1.35	1.40	(0.96)	0.00
03/31/2013	5.86	0.08	1.37	1.45	(0.74)	0.00
03/31/2012	5.94	0.09	0.49	0.58	(0.66)	0.00
03/31/2011	6.07	0.15	1.16	1.31	(1.44)	0.00
Class P
04/01/2015 - 09/30/2015+	6.52	0.05	(0.80)	(0.75)	(0.12)	0.00
03/31/2015	6.98	0.03	0.56	0.59	(0.45)	(0.60)
03/31/2014	6.55	0.05	1.33	1.38	(0.95)	0.00
03/31/2013	5.85	0.07	1.37	1.44	(0.74)	0.00
03/31/2012	5.93	0.09	0.48	0.57	(0.65)	0.00
03/31/2011	6.07	0.14	1.15	1.29	(1.43)	0.00
Administrative Class
04/01/2015 - 09/30/2015+	6.43	0.04	(0.79)	(0.75)	(0.10)	0.00
03/31/2015	6.90	0.02	0.55	0.57	(0.44)	(0.60)
03/31/2014	6.48	0.04	1.33	1.37	(0.95)	0.00
03/31/2013	5.80	0.06	1.34	1.40	(0.72)	0.00
03/31/2012	5.88	0.08	0.49	0.57	(0.65)	0.00
03/31/2011	6.03	0.13	1.14	1.27	(1.42)	0.00
Class D
04/01/2015 - 09/30/2015+	6.31	0.04	(0.78)	(0.74)	(0.11)	0.00
03/31/2015	6.78	0.01	0.55	0.56	(0.43)	(0.60)
03/31/2014	6.39	0.03	1.30	1.33	(0.94)	0.00
03/31/2013	5.72	0.05	1.33	1.38	(0.71)	0.00
03/31/2012	5.81	0.07	0.47	0.54	(0.63)	0.00
03/31/2011	5.97	0.12	1.14	1.26	(1.42)	0.00

Please see footnotes on page 14.

12	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.12)	$5.68	(11.70)%	$621,750	0.80	%*	0.80	%*	0.79	%*	0.79	%*	1.64	%*	270%
(1.05)	6.56	8.80	1,055,142	0.80		0.80		0.79		0.79		0.59		390
(0.96)	7.01	22.36	1,350,370	0.79		0.79		0.79		0.79		0.80		424
(0.74)	6.57	26.73	1,010,658	0.79		0.79		0.79		0.79		1.29		506
(0.66)	5.86	10.92	351,353	0.79		0.79		0.79		0.79		1.59		1,047
(1.44)	5.94	25.43	210,946	0.80		0.80		0.79		0.79		2.55		453

(0.12)	5.65	(11.66)	355,112	0.90	*	0.90	*	0.89	*	0.89	*	1.53	*	270
(1.05)	6.52	8.61	616,784	0.90		0.90		0.89		0.89		0.47		390
(0.95)	6.98	22.20	368,467	0.89		0.89		0.89		0.89		0.68		424
(0.74)	6.55	26.55	153,162	0.89		0.89		0.89		0.89		1.22		506
(0.65)	5.85	10.91	22,443	0.89		0.89		0.89		0.89		1.56		1,047
(1.43)	5.93	25.17	6,672	0.90		0.90		0.89		0.89		2.40		453

(0.10)	5.58	(11.76)	7,925	1.05	*	1.05	*	1.04	*	1.04	*	1.35	*	270
(1.04)	6.43	8.40	37,774	1.05		1.05		1.04		1.04		0.33		390
(0.95)	6.90	22.12	36,155	1.04		1.04		1.04		1.04		0.56		424
(0.72)	6.48	26.13	30,040	1.04		1.04		1.04		1.04		1.00		506
(0.65)	5.80	10.87	2,163	1.04		1.04		1.04		1.04		1.44		1,047
(1.42)	5.88	24.89	59	1.05		1.05		1.04		1.04		2.26		453

(0.11)	5.46	(11.86)	378,003	1.20	*	1.20	*	1.19	*	1.19	*	1.23	*	270
(1.03)	6.31	8.43	607,284	1.20		1.20		1.19		1.19		0.18		390
(0.94)	6.78	21.86	622,117	1.19		1.19		1.19		1.19		0.39		424
(0.71)	6.39	26.04	429,208	1.19		1.19		1.19		1.19		0.91		506
(0.63)	5.72	10.53	91,205	1.19		1.19		1.19		1.19		1.34		1,047
(1.42)	5.81	24.99	81,839	1.20		1.20		1.19		1.19		2.15		453

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Financial Highlights PIMCO RAE Fundamental PLUS Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Class A
04/01/2015 - 09/30/2015+	$6.32	$0.04	$(0.78)	$(0.74)	$(0.11)	$0.00
03/31/2015	6.80	0.01	0.54	0.55	(0.43)	(0.60)
03/31/2014	6.40	0.02	1.32	1.34	(0.94)	0.00
03/31/2013	5.72	0.05	1.33	1.38	(0.70)	0.00
03/31/2012	5.81	0.07	0.48	0.55	(0.64)	0.00
03/31/2011	5.98	0.12	1.13	1.25	(1.42)	0.00
Class C
04/01/2015 - 09/30/2015+	5.96	0.01	(0.73)	(0.72)	(0.09)	0.00
03/31/2015	6.47	(0.04)	0.52	0.48	(0.39)	(0.60)
03/31/2014	6.16	(0.03)	1.25	1.22	(0.91)	0.00
03/31/2013	5.51	0.01	1.28	1.29	(0.64)	0.00
03/31/2012	5.63	0.03	0.45	0.48	(0.60)	0.00
03/31/2011	5.84	0.08	1.09	1.17	(1.38)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

14	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.11)	$5.47	(11.83)%	$568,877	1.20	%*	1.20	%*	1.19	%*	1.19	%*	1.24	%*	270%
(1.03)	6.32	8.24	785,656	1.20		1.20		1.19		1.19		0.17		390
(0.94)	6.80	22.03	745,005	1.19		1.19		1.19		1.19		0.37		424
(0.70)	6.40	26.10	291,184	1.19		1.19		1.19		1.19		0.92		506
(0.64)	5.72	10.62	97,573	1.19		1.19		1.19		1.19		1.33		1,047
(1.42)	5.81	24.77	69,302	1.20		1.20		1.19		1.19		2.09		453

(0.09)	5.15	(12.17)	421,203	1.95	*	1.95	*	1.94	*	1.94	*	0.50	*	270
(0.99)	5.96	7.54	559,797	1.95		1.95		1.94		1.94		(0.58)		390
(0.91)	6.47	20.87	415,212	1.94		1.94		1.94		1.94		(0.40)		424
(0.64)	6.16	25.19	115,909	1.94		1.94		1.94		1.94		0.17		506
(0.60)	5.51	9.71	33,921	1.94		1.94		1.94		1.94		0.56		1,047
(1.38)	5.63	23.86	20,521	1.95		1.95		1.94		1.94		1.37		453

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Statement of Assets and Liabilities PIMCO RAE Fundamental PLUS Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$2,967,013
Investments in Affiliates	628
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,452
Over the counter	94,341
Cash	300
Deposits with counterparty	12,020
Foreign currency, at value	3,609
Receivable for investments sold~	769,783
Receivable for Fund shares sold	3,990
Interest receivable	14,160
Dividends receivable from Affiliates	4
Other assets	9
Total Assets	3,869,309

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$124,361
Payable for sale-buyback transactions	105,491
Payable for short sales	506,051
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,171
Over the counter	297,510
Payable for Investments purchased~	348,410
Payable for investments in Affiliates purchased	4
Deposits from counterparty	38,171
Payable for Fund shares redeemed	92,835
Accrued investment advisory fees	1,134
Accrued supervisory and administrative fees	733
Accrued distribution fees	355
Accrued servicing fees	213
Total Liabilities	1,516,439

Net Assets	$2,352,870

Net Assets Consist of:
Paid in capital	$2,668,359
(Overdistributed) net investment income	(7,880)
Accumulated undistributed net realized gain	51
Net unrealized (depreciation)	(307,660)
$2,352,870

Cost of Investments in securities	$3,012,109
Cost of Investments in Affiliates	$628
Cost of Foreign Currency Held	$3,631
Proceeds Received on Short Sales	$502,994
Cost or Premiums of Financial Derivative Instruments, net	$(14,816)

* Includes repurchase agreements of:	$1,281

~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

16	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

September 30, 2015 (Unaudited)

Net Assets:
Institutional Class	$621,750
Class P	355,112
Administrative Class	7,925
Class D	378,003
Class A	568,877
Class C	421,203
Shares Issued and Outstanding:
Institutional Class	109,534
Class P	62,866
Administrative Class	1,420
Class D	69,284
Class A	104,052
Class C	81,795
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$5.68
Class P	5.65
Administrative Class	5.58
Class D	5.46
Class A	5.47
Class C	5.15

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Statement of Operations PIMCO RAE Fundamental PLUS Fund

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$38,171
Dividends from Investments in Affiliates	1,147
Total Income	39,318

Expenses:
Investment advisory fees	8,729
Supervisory and administrative fees	5,614
Distribution and/or servicing fees - Administrative Class	31
Distribution and/or servicing fees - Class D	640
Distribution fees - Class C	1,960
Servicing fees - Class A	901
Servicing fees - Class C	654
Trustee fees	3
Interest expense	118
Total Expenses	18,650

Net Investment Income	20,668

Net Realized Gain (Loss):
Investments in securities	(98,969)
Investments in Affiliates	28
Exchange-traded or centrally cleared financial derivative instruments	(36,866)
Over the counter financial derivative instruments	98,728
Foreign currency	(565)

Net Realized (Loss)	(37,644)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	25,674
Investments in Affiliates	(42)
Exchange-traded or centrally cleared financial derivative instruments	(7,823)
Over the counter financial derivative instruments	(343,023)
Foreign currency assets and liabilities	(223)

Net Change in Unrealized (Depreciation)	(325,437)

Net (Decrease) in Net Assets Resulting from Operations	$(342,413)

18	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO RAE Fundamental PLUS Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$20,668	$10,229
Net realized gain (loss)	(37,644)	406,966
Net change in unrealized (depreciation)	(325,437)	(110,503)

Net Increase (Decrease) in Net Assets Resulting from Operations	(342,413)	306,692

Distributions to Shareholders:
From net investment income
Institutional Class	(16,544)	(86,682)
Class P	(8,562)	(40,177)
Administrative Class	(275)	(2,877)
Class D	(8,327)	(46,281)
Class A	(12,338)	(53,148)
Class C	(7,963)	(33,039)
From net realized capital gains
Institutional Class	0	(109,588)
Class P	0	(51,452)
Administrative Class	0	(3,579)
Class D	0	(62,284)
Class A	0	(69,746)
Class C	0	(46,130)

Total Distributions(a)	(54,009)	(604,983)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(913,145)	423,402

Total Increase (Decrease) in Net Assets	(1,309,567)	125,111

Net Assets:
Beginning of period	3,662,437	3,537,326
End of period*	$2,352,870	$3,662,437

* Including undistributed (overdistributed) net investment income of:	$(7,880)	$25,461

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Schedule of Investments PIMCO RAE Fundamental PLUS Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.1%

BANK LOAN OBLIGATIONS 0.6%
Charter Communications Operating LLC
3.500% due 01/24/2023		$1,900	$1,891
Community Health Systems, Inc.
3.575% due 12/31/2018		1,980	1,981
HCA, Inc.
2.944% due 03/31/2017		9,775	9,778

Total Bank Loan Obligations (Cost $13,626)			13,650

CORPORATE BONDS & NOTES 41.2%

BANKING & FINANCE 27.3%
ABN AMRO Bank NV
4.750% due 07/28/2025		600	597
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	2,970
4.750% due 09/10/2018		3,115	3,185
6.250% due 12/01/2017		2,300	2,421
American Honda Finance Corp.
0.784% due 10/07/2016		6,700	6,722
ASIF
3.000% due 02/17/2017	EUR	3,500	4,022
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)		400	436
9.000% due 05/09/2018 (e)		$800	848
Banco del Estado de Chile
4.125% due 10/07/2020		4,200	4,413
Banco do Brasil S.A.
3.875% due 10/10/2022		2,000	1,553
6.000% due 01/22/2020		800	784
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	7,600	9,129
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$300	299
Banco Santander Chile
1.887% due 01/19/2016		1,000	1,001
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	4,400	4,587
Bank of America Corp.
0.651% due 08/15/2016		$400	399
0.939% due 08/25/2017		14,000	13,986
1.139% due 03/22/2016		18,800	18,836
2.650% due 04/01/2019		33,600	34,009
5.650% due 05/01/2018		1,800	1,965
7.625% due 06/01/2019		2,300	2,709
Bank of America N.A.
0.779% due 11/14/2016		31,800	31,778
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.742% due 03/10/2017		17,100	17,063

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barclays Bank PLC
7.750% due 04/10/2023		$800	$858
14.000% due 06/15/2019 (e)	GBP	12,900	25,149
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,200	2,228
6.500% due 03/10/2021		200	214
6.750% due 09/30/2022		8,100	8,788
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		800	806
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,600	5,229
Citigroup, Inc.
0.603% due 06/09/2016		$11,100	11,046
1.001% due 11/15/2016		15,500	15,523
1.255% due 07/25/2016		19,400	19,461
4.450% due 01/10/2017		600	624
5.950% due 05/15/2025 (e)		2,800	2,642
Eksportfinans ASA
2.375% due 05/25/2016		300	301
5.500% due 05/25/2016		100	102
5.500% due 06/26/2017		200	211
Ford Motor Credit Co. LLC
0.761% due 11/08/2016		11,700	11,632
1.500% due 01/17/2017		4,480	4,466
2.500% due 01/15/2016		6,400	6,431
3.984% due 06/15/2016		2,915	2,967
4.207% due 04/15/2016		5,285	5,369
4.250% due 02/03/2017		5,148	5,321
General Motors Financial Co., Inc.
3.450% due 04/10/2022		8,000	7,684
4.750% due 08/15/2017		5,295	5,496
HBOS PLC
1.032% due 09/06/2017		2,500	2,486
HSBC Holdings PLC
4.250% due 08/18/2025		4,100	4,050
HSBC USA, Inc.
1.081% due 08/07/2018		1,800	1,798
International Lease Finance Corp.
6.750% due 09/01/2016		800	829
Intesa Sanpaolo SpA
2.375% due 01/13/2017		10,000	10,038
IPIC GMTN Ltd.
1.750% due 11/30/2015		7,500	7,524
John Deere Capital Corp.
0.386% due 04/12/2016		18,500	18,505
JPMorgan Chase & Co.
0.952% due 02/26/2016		45,800	45,847
1.125% due 02/26/2016		11,300	11,321
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	7,300	11,436
KBC Bank NV
8.000% due 01/25/2023		$7,400	8,107

20	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KEB Hana Bank
3.125% due 06/26/2017		$3,200	$3,276
LBG Capital PLC
8.500% due 12/17/2021 (e)		200	234
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,037
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		11,100	15,734
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	1,580	2,420
Morgan Stanley
1.575% due 04/25/2018		$13,900	14,104
1.750% due 02/25/2016		10,000	10,033
3.450% due 11/02/2015		300	301
3.800% due 04/29/2016		3,200	3,253
MUFG Union Bank N.A.
0.704% due 05/05/2017		10,300	10,268
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	207
Navient Corp.
5.500% due 01/15/2019		$700	652
8.450% due 06/15/2018		1,400	1,443
Nordea Bank AB
0.685% due 04/04/2017		7,800	7,792
Novo Banco S.A.
5.000% due 04/04/2019	EUR	300	316
5.000% due 04/23/2019		200	211
5.000% due 05/21/2019		600	635
5.000% due 05/23/2019		400	424
5.875% due 11/09/2015		1,900	2,118
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	99,400	14,886
2.000% due 01/01/2016		12,000	1,807
2.000% due 04/01/2016		22,800	3,450
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$700	725
Rabobank Group
0.609% due 11/23/2016		18,100	18,105
6.875% due 03/19/2020	EUR	5,000	6,584
11.000% due 06/30/2019 (e)		$8,200	10,113
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	108,400	16,323
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$4,000	4,367
13.125% due 03/19/2022	AUD	10,811	8,475
Tri-Command Military Housing LLC
5.383% due 02/15/2048		$3,265	3,156
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016		200	199
UBS AG
4.750% due 05/22/2023		200	201

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 05/15/2024	$23,500	$23,143
7.625% due 08/17/2022	3,350	3,860
Wells Fargo & Co.
0.755% due 04/22/2019	1,800	1,794
0.817% due 07/20/2016	19,000	19,051
1.250% due 07/20/2016	3,000	3,013

		642,911

INDUSTRIALS 8.0%
AbbVie, Inc.
1.061% due 11/06/2015	12,035	12,039
1.800% due 05/14/2018	1,500	1,497
2.500% due 05/14/2020	600	597
3.200% due 11/06/2022	100	100
3.600% due 05/14/2025	500	495
4.500% due 05/14/2035	300	286
4.700% due 05/14/2045	400	390
Actavis Funding SCS
2.350% due 03/12/2018	3,000	3,014
3.000% due 03/12/2020	2,000	2,007
3.450% due 03/15/2022	1,800	1,778
Braskem Finance Ltd.
5.750% due 04/15/2021	5,800	4,785
Canadian National Railway Co.
0.501% due 11/06/2015	4,900	4,899
CCO Safari LLC
3.579% due 07/23/2020	500	497
4.464% due 07/23/2022	700	701
4.908% due 07/23/2025	1,500	1,496
6.384% due 10/23/2035	300	304
6.484% due 10/23/2045	700	708
6.834% due 10/23/2055	100	100
CVS Health Corp.
1.900% due 07/20/2018	1,500	1,511
2.800% due 07/20/2020	400	407
3.500% due 07/20/2022	200	207
3.875% due 07/20/2025	1,800	1,860
4.875% due 07/20/2035	500	527
5.125% due 07/20/2045	800	864
Daimler Finance North America LLC
0.682% due 03/10/2017	14,900	14,787
0.980% due 08/01/2016	8,200	8,198
1.250% due 01/11/2016	3,000	3,004
1.875% due 01/11/2018	7,800	7,751
Deutsche Telekom International Finance BV
5.750% due 03/23/2016	3,690	3,775
DISH DBS Corp.
4.250% due 04/01/2018	3,675	3,579
Dynegy, Inc.
6.750% due 11/01/2019	11,100	11,183
7.375% due 11/01/2022	1,800	1,822
Enbridge, Inc.
0.976% due 10/01/2016	5,400	5,375

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gerdau Trade, Inc.
5.750% due 01/30/2021	$4,100	$3,587
HCA, Inc.
3.750% due 03/15/2019	13,800	13,793
Kraft Heinz Foods Co.
1.600% due 06/30/2017	700	701
2.000% due 07/02/2018	700	701
2.800% due 07/02/2020	400	403
3.500% due 07/15/2022	200	205
3.950% due 07/15/2025	200	205
5.000% due 07/15/2035	100	105
5.200% due 07/15/2045	300	319
Kroger Co.
0.819% due 10/17/2016	8,200	8,197
NBCUniversal Media LLC
2.875% due 04/01/2016	2,100	2,123
President and Fellows of Harvard College
6.500% due 01/15/2039	8,600	11,918
QUALCOMM, Inc.
4.650% due 05/20/2035	600	549
4.800% due 05/20/2045	700	614
Reynolds American, Inc.
2.300% due 06/12/2018	200	202
3.250% due 06/12/2020	200	206
4.000% due 06/12/2022	100	105
4.450% due 06/12/2025	600	629
Rohm & Haas Co.
6.000% due 09/15/2017	144	155
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	10,000	9,025
SABMiller Holdings, Inc.
2.450% due 01/15/2017	3,895	3,948
Schaeffler Finance BV
4.750% due 05/15/2021	13,050	12,919
STATS ChipPAC Ltd.
4.500% due 03/20/2018	1,300	1,303
UnitedHealth Group, Inc.
3.750% due 07/15/2025	1,800	1,864
Volkswagen International Finance NV
0.654% due 11/18/2015	9,500	9,475
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	4,500	4,509

		188,303

UTILITIES 5.9%
AT&T, Inc.
0.747% due 03/30/2017	11,100	11,058
BellSouth Corp.
4.821% due 04/26/2021	13,200	13,470
Majapahit Holding BV
7.750% due 01/20/2020	500	558

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petrobras Global Finance BV
2.000% due 05/20/2016		$19,000	$18,306
2.750% due 01/15/2018	EUR	1,000	902
3.214% due 03/17/2020		$2,900	1,994
3.750% due 01/14/2021	EUR	400	317
3.875% due 01/27/2016		$900	885
4.375% due 05/20/2023		500	328
6.250% due 12/14/2026	GBP	800	774
6.850% due 06/05/2115		$4,900	3,111
Shell International Finance BV
0.531% due 11/15/2016		5,500	5,502
Sprint Communications, Inc.
8.375% due 08/15/2017		6,750	6,747
Telefonica Chile S.A.
3.875% due 10/12/2022		1,200	1,172
Verizon Communications, Inc.
0.733% due 06/09/2017		17,700	17,637
1.104% due 06/17/2019		200	199
1.867% due 09/15/2016		34,503	34,839
2.086% due 09/14/2018		10,400	10,701
2.500% due 09/15/2016		1,714	1,738
3.650% due 09/14/2018		7,100	7,486

			137,724

Total Corporate Bonds & Notes (Cost $982,183)			968,938

MUNICIPAL BONDS & NOTES 1.4%

CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		1,600	2,203
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		2,000	2,929
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		2,000	2,504
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,300	1,566

			9,202

COLORADO 0.5%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		8,000	10,698

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		900	922

22	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 01/01/2042	$1,500	$1,503

		2,425

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	2,000	2,911
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,300	1,904

		4,815

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,139

Total Municipal Bonds & Notes (Cost $33,426)		32,279

U.S. GOVERNMENT AGENCIES 8.5%
Fannie Mae
0.254% due 12/25/2036	162	159
0.544% due 03/25/2037 - 09/25/2042	565	564
0.574% due 07/25/2037	138	139
0.594% due 09/25/2035	209	209
0.604% due 09/25/2035	529	532
0.824% due 05/25/2040	170	173
0.914% due 06/25/2037	88	89
0.924% due 06/25/2040	1,174	1,195
0.944% due 11/25/2039 - 01/25/2040	605	616
1.014% due 12/25/2039	103	104
1.094% due 07/25/2039	90	91
1.383% due 06/01/2043 - 07/01/2044	258	265
1.880% due 10/01/2034	25	26
1.893% due 11/01/2034	7	7
2.054% due 11/01/2035	57	60
2.106% due 05/01/2035	9	10
2.114% due 01/01/2035	208	220
2.157% due 10/01/2035	65	70
2.196% due 09/01/2035	240	254
2.243% due 12/01/2033	21	22
2.275% due 05/25/2035 - 07/01/2035	229	243
2.277% due 12/01/2033	182	193
2.305% due 09/01/2035	214	228
2.310% due 08/01/2022	200	202
2.373% due 03/01/2035	14	15
2.387% due 07/01/2035	149	158
2.415% due 07/01/2034	166	176
2.422% due 05/01/2036	125	132

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.437% due 08/01/2035	$235	$250
2.463% due 06/01/2035	317	336
2.474% due 09/01/2036	103	110
2.483% due 07/01/2036	120	129
2.490% due 08/01/2035	339	361
2.580% due 08/01/2036	105	112
2.683% due 06/01/2035	432	462
2.870% due 09/01/2027	100	101
2.920% due 06/01/2022	2,496	2,608
3.000% due 10/01/2045	8,600	8,721
3.156% due 05/01/2022	2,027	2,140
4.000% due 05/01/2018 - 10/01/2045	54,476	57,962
4.500% due 02/01/2018 - 06/01/2042	22,019	23,272
5.000% due 06/01/2023 - 05/01/2041	8,426	9,310
5.500% due 10/01/2021 - 12/01/2039	4,179	4,687
6.000% due 02/01/2029 - 05/01/2041	1,088	1,232
6.500% due 09/01/2034	8	9
Freddie Mac
0.454% due 08/25/2031	85	83
0.537% due 02/15/2037	14	14
0.607% due 06/15/2018	9	9
0.757% due 07/15/2041	1,129	1,140
0.777% due 06/15/2041	1,118	1,132
0.877% due 08/15/2037	238	241
0.907% due 08/15/2037	303	308
1.062% due 01/15/2038	163	166
1.383% due 02/25/2045	39	40
4.000% due 06/15/2038	89	89
4.500% due 01/15/2041 - 11/01/2045	8,417	9,109
5.000% due 03/01/2038	5,653	6,209
5.500% due 06/01/2027 - 05/01/2040	2,879	3,194
6.000% due 02/01/2034 - 10/14/2045	3,942	4,454
Ginnie Mae
3.500% due 01/15/2042 - 11/01/2045	36,070	37,813
4.000% due 10/01/2045	6,000	6,398
5.000% due 06/15/2034 - 06/15/2041	6,360	7,036
6.000% due 05/15/2037 - 07/15/2037	112	126
NCUA Guaranteed Notes
0.653% due 10/07/2020	252	253
Small Business Administration
5.290% due 12/01/2027	243	270
5.490% due 03/01/2028	2,082	2,335
5.600% due 09/01/2028	2,039	2,291

Total U.S. Government Agencies (Cost $197,776)		200,664

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 41.6%
U.S. Treasury Bonds
2.000% due 08/15/2025 (g)	$6,400	$6,370
2.125% due 05/15/2025 (g)(k)	96,850	97,483
2.375% due 08/15/2024 (i)(k)	26,900	27,720
2.500% due 02/15/2045 (k)	320	295
3.000% due 11/15/2044 (k)	3,250	3,322
3.000% due 05/15/2045	50	51
3.125% due 08/15/2044 (k)	25,000	26,185
4.250% due 05/15/2039 (k)	24,000	30,274
4.500% due 08/15/2039 (k)	22,700	29,638
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (i)(k)	128,271	125,287
0.125% due 01/15/2023 (i)(k)	20,265	19,570
0.125% due 07/15/2024 (i)(k)	20,705	19,791
0.250% due 01/15/2025 (k)	403	387
0.375% due 07/15/2023 (i)(k)	50,558	49,767
0.750% due 02/15/2045 (k)	12,263	10,670
1.750% due 01/15/2028 (k)	9,683	10,725
2.000% due 01/15/2026 (k)	6,373	7,163
2.375% due 01/15/2025 (i)	34,438	39,692
2.375% due 01/15/2027	16,331	19,150
U.S. Treasury Notes
1.375% due 08/31/2020 (g)(i)(k)	159,700	159,937
1.875% due 08/31/2022 (g)(k)	266,600	268,941
2.000% due 07/31/2022 (k)	26,000	26,454

Total U.S. Treasury Obligations (Cost $982,704)		978,872

MORTGAGE-BACKED SECURITIES 7.6%
American Home Mortgage Investment Trust
2.534% due 02/25/2045	90	90
Banc of America Commercial Mortgage Trust
5.948% due 05/10/2045	720	727
Banc of America Funding Ltd.
0.459% due 10/03/2039	5,197	5,119
Banc of America Funding Trust
0.406% due 10/20/2046 ^	460	364
0.496% due 06/20/2047	600	430
BCAP LLC Trust
0.335% due 09/26/2035	1,361	1,349
Bear Stearns Adjustable Rate Mortgage Trust
2.752% due 01/25/2034	697	698
Bear Stearns ALT-A Trust
0.354% due 02/25/2034	353	324
0.634% due 07/25/2035	1,691	1,659
2.697% due 09/25/2035	104	89
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	84	88
5.405% due 12/11/2040	921	921
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036	393	326

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bella Vista Mortgage Trust
0.796% due 01/22/2045		$3,170	$2,924
Chase Mortgage Finance Trust
2.609% due 02/25/2037		2,008	2,019
ChaseFlex Trust
0.494% due 07/25/2037		1,146	991
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.444% due 01/25/2036		1,093	995
0.444% due 06/25/2036		1,264	1,162
0.494% due 08/25/2035		3,990	3,704
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035		180	179
2.730% due 10/25/2035		82	82
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		2,988	3,157
Countrywide Alternative Loan Trust
0.354% due 12/25/2046 ^		5,674	5,889
0.374% due 05/25/2047		391	332
0.384% due 09/25/2046 ^		1,748	1,524
0.474% due 02/25/2037		2,012	1,615
0.694% due 05/25/2035 ^		12,178	10,317
2.436% due 05/25/2036		2,114	1,708
Countrywide Home Loan Mortgage Pass-Through Trust
0.994% due 09/25/2034		260	227
2.593% due 02/20/2036 ^		70	65
Credit Suisse Commercial Mortgage Trust
0.320% due 03/27/2036		2,554	2,504
5.297% due 12/15/2039		2,378	2,459
5.383% due 02/15/2040		233	242
5.460% due 09/15/2039		8,019	8,273
DBRR Trust
0.853% due 02/25/2045		69	69
Deutsche ALT-A Securities, Inc.
0.524% due 02/25/2036		4,661	3,737
Eddystone Finance PLC
1.109% due 04/19/2021	GBP	4,255	6,298
First Horizon Alternative Mortgage Securities Trust
2.198% due 08/25/2035		$587	509
First Horizon Mortgage Pass-Through Trust
2.726% due 08/25/2035		270	242
Granite Master Issuer PLC
0.077% due 12/20/2054	EUR	646	719
0.097% due 12/20/2054		66	74
0.416% due 12/20/2054		$66	66
0.748% due 12/20/2054	GBP	2,141	3,225
0.828% due 12/20/2054		1,070	1,614
Granite Mortgages PLC
0.906% due 06/20/2044		604	911
Greenpoint Mortgage Pass-Through Certificates
2.855% due 10/25/2033		$195	193

24	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Greenwich Capital Commercial Funding Corp.
6.014% due 07/10/2038	$2,151	$2,174
GSR Mortgage Loan Trust
2.702% due 09/25/2035	476	479
3.749% due 11/25/2035	228	220
6.000% due 05/25/2037 ^	1,161	1,091
HarborView Mortgage Loan Trust
0.466% due 01/19/2036	970	663
0.486% due 03/19/2035	4,612	4,087
IndyMac Mortgage Loan Trust
0.394% due 11/25/2046	24,407	17,419
2.457% due 01/25/2036 ^	369	308
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045	676	693
5.420% due 01/15/2049	2,700	2,805
5.439% due 01/15/2049	10,734	11,211
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^	30	26
Lanark Master Issuer PLC
1.729% due 12/22/2054	3,665	3,677
LB Commercial Mortgage Trust
6.051% due 07/15/2044	10,185	10,828
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039	2,909	2,936
Leek Finance PLC
0.565% due 12/21/2038	2,492	2,583
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030	570	548
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036	289	267
1.673% due 10/25/2035	3,391	3,306
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	600	627
Morgan Stanley Capital Trust
5.610% due 04/15/2049	72	73
Residential Accredit Loans, Inc. Trust
0.379% due 08/25/2036	2,610	2,083
3.570% due 12/25/2035	1,032	896
Sequoia Mortgage Trust
0.416% due 07/20/2036	997	935
0.426% due 06/20/2036	1,068	952
Structured Adjustable Rate Mortgage Loan Trust
0.514% due 10/25/2035	5,770	5,200
1.597% due 01/25/2035	298	239
2.431% due 01/25/2035	520	496
2.520% due 08/25/2034	468	465
2.550% due 09/25/2035	372	333
2.569% due 08/25/2035	229	215
Structured Asset Mortgage Investments Trust
0.466% due 07/19/2035	153	134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.474% due 02/25/2036	$177	$145
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^	36	36
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045	1,582	1,624
Wachovia Mortgage Loan Trust LLC
2.789% due 05/20/2036 ^	732	646
WaMu Mortgage Pass-Through Certificates Trust
0.484% due 10/25/2045	64	60
0.514% due 01/25/2045	374	355
1.199% due 02/25/2046	894	826
1.399% due 11/25/2042	61	58
1.798% due 01/25/2037 ^	1,649	1,411
1.893% due 02/27/2034	160	157
2.026% due 12/25/2036 ^	502	447
2.159% due 10/25/2046	193	179
2.159% due 12/25/2046	749	694
2.257% due 06/25/2037 ^	787	710
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041	9	9
Wells Fargo Alternative Loan Trust
2.723% due 07/25/2037 ^	10,493	8,956
Wells Fargo Mortgage-Backed Securities Trust
2.651% due 03/25/2036	383	382
2.695% due 07/25/2036 ^	3,943	3,902

Total Mortgage-Backed Securities (Cost $177,596)		178,775

ASSET-BACKED SECURITIES 5.7%
Ally Auto Receivables Trust
0.480% due 02/15/2017	8,383	8,381
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.014% due 02/25/2034	2,064	1,863
Asset-Backed Funding Certificates Trust
0.414% due 01/25/2037	4,804	3,021
1.244% due 03/25/2034	6,191	4,988
Asset-Backed Securities Corp. Home Equity Loan Trust
0.744% due 09/25/2034	18	18
0.834% due 07/25/2035	500	457
Bear Stearns Asset-Backed Securities Trust
0.354% due 08/25/2036	2,933	2,564
0.464% due 06/25/2036	4,800	4,073
0.874% due 10/25/2035	4,800	4,126
Cavalry CLO Ltd.
1.659% due 01/16/2024	400	399
Citigroup Mortgage Loan Trust, Inc.
0.354% due 09/25/2036	7,187	5,268
0.794% due 09/25/2035 ^	3,987	2,472
Cornerstone CLO Ltd.
0.509% due 07/15/2021	2,483	2,461

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.444% due 01/25/2046		$8,511	$5,782
5.089% due 10/25/2046 ^		3,734	3,554
Countrywide Asset-Backed Certificates Trust
0.544% due 04/25/2036		3,747	3,698
Countrywide Home Equity Loan Trust
0.427% due 12/15/2029		821	749
Credit Suisse Mortgage Capital Certificates
0.794% due 09/25/2037		8,924	8,095
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036		34	19
Duane Street CLO Ltd.
0.536% due 01/11/2021		206	206
Fremont Home Loan Trust
0.254% due 01/25/2037		17	9
GSAMP Trust
0.434% due 12/25/2035		4,808	4,444
Hillmark Funding Ltd.
0.583% due 05/21/2021		567	558
Long Beach Mortgage Loan Trust
0.754% due 10/25/2034		17	16
Morgan Stanley ABS Capital, Inc. Trust
0.444% due 03/25/2037		4,312	2,245
1.124% due 11/25/2034		1,400	1,329
National Collegiate Student Loan Trust
0.434% due 11/27/2028		2,999	2,949
Panhandle-Plains Higher Education Authority, Inc.
1.456% due 10/01/2035		46	46
Residential Asset Mortgage Products Trust
0.354% due 02/25/2037		3,778	3,471
Residential Asset Securities Corp. Trust
0.344% due 08/25/2036		1,728	1,668
0.614% due 10/25/2035		1,000	888
SG Mortgage Securities Trust
0.374% due 02/25/2036		14,227	9,038
SLM Private Education Loan Trust
1.257% due 06/15/2023		373	373
3.457% due 05/16/2044		251	261
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	1,425	1,552
Specialty Underwriting & Residential Finance Trust
0.494% due 12/25/2036		$4,443	3,446
SpringCastle America Funding LLC
2.700% due 05/25/2023		14,182	14,207
Structured Asset Investment Loan Trust
0.914% due 06/25/2035		20,000	16,695
Structured Asset Securities Corp. Mortgage Loan Trust
0.404% due 02/25/2037		7,022	6,253
0.514% due 05/25/2037		2,161	1,982

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Venture CDO Ltd.
0.515% due 07/22/2021		$419	$413
Wood Street CLO BV
0.305% due 11/22/2021	EUR	189	210

Total Asset-Backed Securities (Cost $127,386)			134,247

SOVEREIGN ISSUES 6.6%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	87,200	21,258
0.000% due 04/01/2016 (c)		113,600	26,737
0.000% due 10/01/2016 (c)		25,200	5,491
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		33,400	6,827
10.000% due 01/01/2025		245,100	45,320
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	5,071
Italy Buoni Poliennali Del Tesoro
4.000% due 02/01/2037	EUR	450	618
Korea Development Bank
1.000% due 01/22/2016		$2,000	2,001
3.250% due 03/09/2016		4,000	4,039
3.500% due 08/22/2017		300	311
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,000	2,013
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	5,841	366
4.750% due 06/14/2018		89,100	5,297
5.000% due 06/16/2016 (d)		11,788	722
Qatar Government International Bond
5.250% due 01/20/2020		$3,600	4,066
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	100	80
3.000% due 02/24/2024		100	78
3.000% due 02/24/2025		100	77
3.000% due 02/24/2026		100	76
3.000% due 02/24/2027		100	75
3.000% due 02/24/2028		100	74
3.000% due 02/24/2029		100	72
3.000% due 02/24/2030		2,000	1,420
3.000% due 02/24/2031		100	70
3.000% due 02/24/2032		100	69
3.000% due 02/24/2033		100	68
3.000% due 02/24/2034		100	67
3.000% due 02/24/2035		100	66
3.000% due 02/24/2036		600	390
3.000% due 02/24/2037		100	65
3.000% due 02/24/2038		100	64
3.000% due 02/24/2039		100	64
3.000% due 02/24/2040		100	64
3.000% due 02/24/2041		100	64
3.000% due 02/24/2042		100	64

26	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.800% due 08/08/2017	JPY	250,000	$1,761
4.500% due 07/03/2017		1,220,000	8,593
4.750% due 04/17/2019	EUR	6,300	6,162
Slovenia Government International Bond
5.250% due 02/18/2024		$5,200	5,739

Total Sovereign Issues (Cost $193,490)			155,459

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.9%

CERTIFICATES OF DEPOSIT 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015		$1,100	1,100
1.171% due 05/16/2016		8,000	7,981

			9,081

COMMERCIAL PAPER 1.0%
ENI Finance USA, Inc.
0.550% due 10/26/2015		23,000	22,999

REPURCHASE AGREEMENTS (f) 0.1%
			1,281

JAPAN TREASURY BILLS 8.9%
(0.015%) due 12/14/2015 - 12/28/2015 (b)	JPY	25,280,000	210,735

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 2.5%
0.108% due 11/12/2015 - 02/25/2016 (b)(g)(i)(k)	$60,037	$60,033

Total Short-Term Instruments (Cost $303,922)		304,129

Total Investments in Securities (Cost $3,012,109)		2,967,013

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	63,294	628

Total Short-Term Instruments (Cost $628)		628

Total Investments in Affiliates (Cost $628)		628

Total Investments 126.1% (Cost $3,012,737)		$2,967,641

Financial Derivative Instruments (h)(j) (8.5%) (Cost or Premiums, net $(14,816))		(200,888)

Other Assets and Liabilities, net (17.6%)		(413,883)

Net Assets 100.0%		$2,352,870

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,281	U.S. Treasury Notes 0.625% - 4.875% due 08/15/2016 - 02/15/2017	$(1,311)	$1,281	$1,281

Total Repurchase Agreements						$(1,311)	$1,281	$1,281

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.950%	09/29/2015	10/01/2015	$(3,840)	$(3,840)
GRE	0.700%	09/25/2015	10/02/2015	(3,204)	(3,204)
	0.800%	09/28/2015	10/05/2015	(17,844)	(17,846)
JPS	0.190%	09/25/2015	10/09/2015	(4,345)	(4,345)
	0.300%	09/25/2015	10/02/2015	(28,522)	(28,523)
NXN	0.350%	08/31/2015	10/13/2015	(41,100)	(41,113)
SGY	0.290%	09/30/2015	10/07/2015	(25,490)	(25,490)

Total Reverse Repurchase Agreements					$(124,361)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.550%	09/28/2015	10/05/2015	$(103,493)	$(103,513)
UBS	0.430%	09/24/2015	10/01/2015	(1,977)	(1,978)

Total Sale-Buyback Transactions					$(105,491)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $41,798 at a weighted average interest rate of (0.055%).
(3)	Payable for sale-buyback transactions includes $9 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$98,800	$(99,243)	$(100,188)
Fannie Mae	3.500%	10/01/2045	15,000	(15,518)	(15,654)
Fannie Mae	3.500%	11/01/2045	24,900	(25,768)	(25,930)
Fannie Mae	4.000%	10/01/2045	208,600	(221,149)	(222,566)
Fannie Mae	4.000%	11/01/2045	129,000	(136,988)	(137,385)
Freddie Mac	4.500%	10/01/2045	4,000	(4,328)	(4,328)

Total Short Sales				$(502,994)	$(506,051)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

28	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $233,459 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(3,840)	$0	$(3,840)	$3,846	$6
GRE	0	(21,050)	0	(21,050)	21,184	134
JPS	0	(32,868)	0	(32,868)	33,051	183
NXN	0	(41,113)	0	(41,113)	41,066	(47)
SGY	0	(25,490)	0	(25,490)	25,522	32
SSB	1,281	0	0	1,281	(1,311)	(30)

Master Securities Forward Transaction Agreement
GSC	0	0	(103,513)	(103,513)	103,626	113
UBS	0	0	(1,978)	(1,978)	1,991	13

Total Borrowings and Other Financing Transactions	$1,281	$(124,361)	$(105,491)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(3,840)	$(120,521)	$0	$0	$(124,361)

Total	$(3,840)	$(120,521)	$0	$0	$(124,361)

Sale-Buyback Transactions
U.S. Treasury Obligations	(1,978)	(103,513)	0	0	(105,491)

Total	$(1,978)	$(103,513)	$0	$0	$(105,491)

Total Borrowings	$(5,818)	$(224,034)	$0	$0	$(229,852)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(229,852)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$112.500	11/20/2015	100	$1	$1

Total Purchased Options				$1	$1

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,818	$2,862	$0	$(106)
90-Day Eurodollar December Futures	Short	12/2016	4,967	(7,324)	186	0
90-Day Eurodollar June Futures	Short	06/2016	86	(97)	3	0
90-Day Eurodollar March Futures	Short	03/2016	745	(716)	28	0
90-Day Eurodollar September Futures	Short	09/2016	12	(15)	0	0
Australia Government 10-Year Bond December Futures	Long	12/2015	33	29	25	(5)
Canada Government 10-Year Bond December Futures	Short	12/2015	417	483	88	(59)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	301	1,106	172	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	2,158	2,189	0	(68)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	205	(274)	16	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	18	37	0	(12)

Total Futures Contracts				$(1,720)	$518	$(250)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$	233,739	$6,824	$(9,756)	$839	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020		8,400	2	17	18	(4)
CDX.IG-23 5-Year Index	1.000%	12/20/2019		77,600	459	(707)	3	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020		133,000	707	(1,675)	5	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020		19,400	70	(6)	0	(4)

					$8,062	$(12,127)	$865	$(8)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

30	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$	2,273,600	$(7,497)	$(7,668)	$337	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		1,817,200	(35,095)	(26,851)	746	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		515,900	12,817	4,344	0	(397)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		98,500	(1,631)	(1,631)	83	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		491,400	(15,560)	(17,622)	239	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		52,000	1,329	1,850	0	(49)
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		11,800	461	557	0	(12)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		139,700	(5,586)	(6,229)	430	0
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	EUR	1,100	6	(6)	0	(3)
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020	GBP	17,000	(393)	(276)	0	(25)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		52,600	(2,119)	(1,606)	0	(164)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		32,000	(440)	(904)	0	(202)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	15,300	16	(14)	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		171,200	134	(42)	8	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		24,000	33	(19)	1	0
Pay	28-Day MXN-TIIE	5.000%	06/11/2018		38,500	23	(3)	2	0
Receive	28-Day MXN-TIIE	0.000%	10/11/2021		199,100	52	15	0	(61)
Pay	28-Day MXN-TIIE	0.000%	10/11/2021		199,100	(52)	(333)	61	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		107,400	(25)	(25)	34	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		14,000	(8)	(20)	5	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023		18,000	(3)	(32)	7	0
Pay	28-Day MXN-TIIE	5.861%	03/25/2025		3,300	(7)	(7)	1	0
Pay	28-Day MXN-TIIE	5.890%	03/26/2025		48,400	(97)	(102)	20	0
Pay	28-Day MXN-TIIE	6.360%	06/09/2025		1,800	0	0	1	0
Pay	28-Day MXN-TIIE	7.635%	06/09/2025		60,500	7	6	15	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		136,400	(44)	(107)	56	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		48,900	(74)	(37)	22	0

						$(53,753)	$(56,762)	$2,068	$(913)

Total Swap Agreements						$(45,691)	$(68,889)	$2,933	$(921)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $76,116 and cash of $12,025 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$1	$518	$2,933	$3,452	$0	$(250)	$(921)	$(1,171)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	72,035	$		53,224	$2,614	$0
BOA	10/2015		JPY	359,100			3,000	6	0
	10/2015	$		58,884		GBP	38,732	0	(292)
	10/2015			10,207		KRW	11,825,830	0	(237)
	11/2015		GBP	38,732	$		58,875	292	0
	11/2015	$		32,566		AUD	46,744	171	0
	11/2015			24,740		JPY	3,071,200	874	0
	12/2015		HKD	4,016	$		518	0	0
	12/2015	$		812		MXN	13,816	0	0
	05/2016		BRL	70,869	$		20,208	3,506	0
	06/2016		EUR	47,448			64,963	11,653	0
	06/2016	$		52,014		EUR	47,448	1,762	(467)
BPS	12/2015		JPY	24,500,000	$		203,448	0	(1,056)
	01/2016		DKK	30,710			4,778	168	0
	04/2016		BRL	113,600			31,776	4,793	0
	07/2016			116,956			32,515	5,410	0
	08/2016		CNY	79,404			12,000	0	(148)
BRC	10/2015		SGD	32,366			23,119	379	0
	11/2015		CNY	558,615			87,119	955	(1,397)
	12/2015	$		372		MXN	6,385	3	0
	06/2016		EUR	8,931	$		12,281	2,243	0
CBK	10/2015	$		7,168		AUD	10,273	43	0
	10/2015			34,887		SGD	49,993	237	0
	11/2015		AUD	16,823	$		11,948	204	(42)
	11/2015		JPY	3,988,200			32,215	0	(1,046)
	11/2015	$		30,997		JPY	3,716,300	0	(3)
	12/2015		SGD	49,993	$		34,786	0	(264)
	10/2016		BRL	25,200			6,382	664	0
DUB	10/2015			80,925			20,201	0	(211)
	10/2015		DKK	10,842			1,677	53	0
	10/2015	$		20,369		BRL	80,924	43	0
	10/2015		ZAR	4,794	$		381	36	0
	11/2015		CNY	166,692			27,122	993	0
	11/2015	$		19,996		BRL	80,924	192	0
	01/2016		BRL	87,200	$		25,513	4,212	0
	01/2016		CNY	337,875			52,013	0	(467)
	01/2016		DKK	71,137			10,980	301	0
	02/2016		EUR	4,950			6,661	1,117	0
	06/2016			5,554			7,413	1,208	(35)
	06/2016	$		7,507		EUR	5,554	0	(1,267)
FBF	10/2015			34,577		SGD	48,625	0	(415)
	11/2015		CNY	154,964	$		25,220	930	0
	11/2015	$		8,164		CAD	10,701	0	(146)
	12/2015		MXN	184,491	$		10,837	0	(10)
	12/2015	$		461		MXN	7,952	6	0
GLM	10/2015		DKK	26,897	$		4,162	134	0
	10/2015		EUR	121,335			136,922	1,343	0
	10/2015		TWD	746,362			23,211	626	0
	10/2015	$		142,561		EUR	125,683	0	(2,123)
	11/2015		AUD	14,656	$		10,429	165	0
	11/2015	$		1,448		CAD	1,911	0	(16)
	11/2015			9,496		JPY	1,171,506	274	0
	01/2016		DKK	21,491	$		3,336	110	0
HUS	10/2015			17,790			2,762	98	0

32	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015		KRW	66,061,749	$		58,104	$2,410	$0
	10/2015	$		127,651		JPY	15,311,858	0	(15)
	11/2015		JPY	15,311,858	$		127,705	19	0
	11/2015		SEK	935			108	0	(4)
	08/2016		CNY	120,559			18,225	0	(219)
	01/2021		BRL	3,320			512	8	0
JPM	10/2015			80,925			20,369	0	(43)
	10/2015		DKK	43,180			6,625	159	(1)
	10/2015		GBP	853			1,306	16	0
	10/2015		KRW	27,297,879			23,208	194	0
	10/2015	$		22,478		BRL	80,925	0	(2,066)
	10/2015			8,517		CAD	11,351	0	(12)
	10/2015			13,148		EUR	11,699	0	(76)
	10/2015			14,536		KRW	16,869,028	0	(314)
	10/2015			4,129		SGD	5,783	0	(66)
	11/2015		CAD	11,887	$		8,922	16	0
	11/2015		DKK	1,680			249	0	(3)
	11/2015		EUR	30,781			34,582	171	0
	11/2015	$		1,025		INR	66,692	0	(16)
	05/2016		BRL	96,856	$		27,477	4,650	0
MSB	10/2015		JPY	15,311,858			127,380	0	(256)
	05/2016		BRL	23,797			6,754	1,145	0
	06/2016		EUR	12,541			17,248	3,159	0
	06/2016	$		13,642		EUR	12,541	447	0
NAB	10/2015		AUD	10,273	$		7,323	113	0
	06/2016		EUR	27,262			37,433	6,800	0
	06/2016	$		14,637		EUR	13,504	540	0
	07/2016		EUR	25,501	$		34,595	5,910	0
	07/2016	$		28,032		EUR	25,501	653	0
NGF	10/2015			1		KRW	1,159	0	0
SCX	10/2015		CAD	11,351	$		8,575	69	0
	10/2015		GBP	37,879			58,817	1,515	0
	10/2015		JPY	419,055			3,500	6	0
	11/2015		AUD	25,826			18,799	712	0
	08/2016		CNY	59,231			8,950	0	(112)
SOG	08/2016			21,158			3,200	0	(37)
UAG	10/2015		EUR	16,047			17,952	21	0
	11/2015		CAD	613			465	5	0
	11/2015	$		17,960		EUR	16,047	0	(21)
	11/2015			83,784		JPY	10,050,200	90	(56)
	12/2015			613		MXN	10,282	0	(8)
	01/2016		DKK	23,770	$		3,486	0	(82)
	08/2016		CNY	17,351			2,625	0	(30)

Total Forward Foreign Currency Contracts								$76,646	$(13,079)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.950%	10/21/2015	$	30,000	$3	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	46,880	$778	$402
BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	12,000	77	193
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		17,900	102	302
	Put - OTC USD versus CNH		6.442	08/17/2016		11,900	63	200
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		24,564	664	451
	Call - OTC USD versus CNH		7.400	02/02/2016		24,564	146	52
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		3,200	17	54
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		24,564	516	320
	Call - OTC USD versus CNH		7.500	02/02/2016		24,564	135	45

							$2,498	$2,019

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	103,300	$115	$340
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		64,900	71	214
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		431,600	480	1,441
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		80,900	4,033	2,165
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		62,100	3,100	1,745
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		104,400	793	3
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		469,000	123	2
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		637,800	710	2,102
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		19,400	532	366
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		321,400	321	1,059
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		424,800	467	1,403
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		686,300	1,613	105
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		670,600	1,744	132
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		267,500	1,936	2,598

								$16,038	$13,675

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$55,700	$134	$2

Total Purchased Options						$18,673	$15,696

34	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$	20,500	$(36)	$(44)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		23,100	(13)	(4)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		23,100	(31)	(51)
JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		23,500	(16)	(4)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		23,500	(27)	(65)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		32,000	(61)	(44)

							$(184)	$(212)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.050	12/04/2015	EUR	46,880	$(308)	$(112)
	Call - OTC EUR versus USD		1.154	12/04/2015		46,880	(470)	(302)
BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016	$	12,000	(149)	(156)
FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		15,150	(245)	(1,260)
HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		17,900	(212)	(236)
	Call - OTC USD versus CNH		6.975	08/17/2016		11,900	(138)	(157)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		13,852	(445)	(1,240)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		49,128	(518)	(234)
SOG	Call - OTC USD versus CNH		6.976	08/17/2016		3,200	(37)	(42)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		49,128	(450)	(194)

							$(2,972)	$(3,933)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	(1)

						$(18)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$	11,700	$(23)	$(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		34,700	(377)	(558)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		66,300	(806)	(1,698)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		67,200	(1,227)	(394)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		82,300	(1,698)	(445)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017	$	111,400	$(1,936)	$(584)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015		24,500	(792)	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		131,400	(1,858)	(3,364)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016		19,400	(535)	(698)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016		674,600	(1,417)	(123)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016		670,600	(1,408)	(158)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		339,900	(5,827)	(1,633)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		35,500	(176)	(318)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		35,500	(174)	(70)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		93,800	(1,141)	(962)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016		91,900	(1,036)	(420)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016		60,800	(1,934)	(2,251)

								$(22,365)	$(13,680)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$111,400	$(134)	$0

Total Written Options						$(25,673)	$(17,827)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,352	$2,883,960	AUD	69,900	CAD	0	EUR	185,810	$(25,568)
Sales	320	1,013,267		0		88,702		570,176	(13,648)
Closing Buys	(1,672)	(463,169)		(69,900)		(44,351)		(439,863)	8,050
Expirations	0	(338,800)		0		(44,351)		(158,668)	3,734
Exercised	0	(112,600)		0		0		(63,695)	1,759

Balance at End of Period	0	$2,982,658	AUD	0	CAD	0	EUR	93,760	$(25,673)

36	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.950%	04/20/2016	2.534%	$300	$0	$2	$2	$0
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	13,300	(154)	(203)	0	(357)
	General Electric Capital Corp.	1.000%	09/20/2016	0.148%	2,400	(56)	77	21	0
	Republic of Korea	1.000%	09/20/2022	0.910%	1,000	14	(8)	6	0
BPS	Republic of Korea	1.000%	09/20/2022	0.910%	500	8	(5)	3	0
BRC	Brazil Government International Bond	1.000%	03/20/2016	2.532%	300	(2)	0	0	(2)
	Brazil Government International Bond	1.000%	06/20/2016	2.532%	800	(1)	(8)	0	(9)
	General Electric Capital Corp.	1.000%	09/20/2016	0.148%	1,800	20	(4)	16	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%	500	(8)	8	0	0
CBK	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.172%	1,400	(10)	22	12	0
	Italy Government International Bond	1.000%	06/20/2017	0.518%	4,000	23	11	34	0
DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.172%	1,000	16	(8)	8	0
	Export-Import Bank of China	1.000%	06/20/2017	0.688%	100	(4)	5	1	0
	Italy Government International Bond	1.000%	09/20/2016	0.367%	800	6	(1)	5	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.313%	1,800	23	(10)	13	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%	800	(6)	7	1	0
	Mexico Government International Bond	1.000%	06/20/2016	0.724%	1,900	5	(1)	4	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%	14,000	(5)	102	97	0
FBF	Brazil Government International Bond	1.000%	06/20/2016	2.532%	1,700	(3)	(15)	0	(18)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%	8,700	(21)	(72)	0	(93)
GST	Italy Government International Bond	1.000%	06/20/2017	0.518%	800	5	2	7	0
	Japan Government International Bond	1.000%	12/20/2015	0.085%	2,800	(26)	33	7	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%	7,100	(219)	230	11	0
HUS	Brazil Government International Bond	1.000%	03/20/2016	2.532%	500	(2)	(2)	0	(4)
	Brazil Government International Bond	1.000%	06/20/2016	2.532%	5,800	(155)	92	0	(63)
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%	200	(4)	4	0	0
	Italy Government International Bond	1.000%	09/20/2016	0.367%	1,500	11	(1)	10	0
	Mexico Government International Bond	1.000%	12/20/2016	0.889%	100	1	(1)	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
JPM	China Government International Bond	1.000%	12/20/2019	1.030%	$ 50,200	$378	$(425)	$0	$(47)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	3.471%	5,200	(307)	280	0	(27)
	Spain Government International Bond	1.000%	06/20/2019	0.817%	11,700	(6)	87	81	0
MYC	Brazil Government International Bond	1.000%	12/20/2019	4.714%	9,000	(274)	(967)	0	(1,241)
	Italy Government International Bond	1.000%	06/20/2017	0.518%	2,300	8	12	20	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%	1,400	(9)	11	2	0
	Republic of Korea	1.000%	09/20/2022	0.910%	200	3	(2)	1	0

						$(751)	$(748)	$362	$(1,861)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$40,262	$ (7,960)	$516	$0	$(7,444)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	2,200	295	(54)	241	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	2,200	294	(53)	241	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	675	0	7	7	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	1,543	0	16	16	0

					$ (7,371)	$432	$505	$(7,444)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

38	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,650	$(1)	$229	$228	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		340	2	(11)	0	(9)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	83,400	(201)	(2,471)	0	(2,672)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		5,200	(11)	(108)	0	(119)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		34,800	41	(778)	0	(737)
	Receive	3-Month EUR-EXT- CPI Index	0.710%	01/29/2020	EUR	27,100	(32)	(20)	0	(52)
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	830	6	109	115	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	184,500	(310)	(5,601)	0	(5,911)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		79,200	43	(1,861)	0	(1,818)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		73,900	(13)	(1,552)	0	(1,565)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		83,400	7	(1,602)	0	(1,595)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	21,800	(3)	(26)	0	(29)
CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	670	(1)	40	39	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	12,100	6	(262)	0	(256)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		27,200	7	(489)	0	(482)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	13,200	(5)	(160)	0	(165)
DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	800	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		123,300	397	(3,688)	0	(3,291)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		104,600	(26)	(2,375)	0	(2,401)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		129,100	8	(2,743)	0	(2,735)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		45,900	2	(880)	0	(878)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		23,600	(2)	(416)	0	(418)
FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	400	2	21	23	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		1,040	1	145	146	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		444	(2)	32	30	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		500	4	58	62	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	27,400	112	(843)	0	(731)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		47,500	(5)	(828)	0	(833)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		144,000	359	(2,910)	0	(2,551)
GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	11,150	0	180	180	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	117,100	0	(79)	0	(79)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		61,400	(27)	(1,274)	0	(1,301)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		65,000	38	(1,190)	0	(1,152)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		45,000	0	20	20	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	40,300	(144)	(4)	0	(148)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		65,200	(5)	67	62	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		56,100	(7)	(700)	0	(707)
HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	40,200	(2)	(25)	0	(27)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		57,400	(105)	(1,213)	0	(1,318)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		124,600	(171)	(2,468)	0	(2,639)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		23,300	(16)	(397)	0	(413)
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018	MXN	43,500	(70)	96	26	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	700	5	81	86	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		820	2	113	115	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	93,200	245	(2,384)	0	(2,139)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		142,600	58	(3,079)	0	(3,021)
UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021		29,800	103	(899)	0	(796)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		8,100	16	(202)	0	(186)

							$305	$(42,348)	$1,132	$(43,175)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/ Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	ERAUSLT Index	660,225	1-Month USD- LIBOR plus a specified spread	04/15/2016	$141,295		$(3,483)	$0	$(3,483)
	Receive	ERAUSLT Index	5,642,270	1-Month USD- LIBOR plus a specified spread	05/31/2016	1,308,187		(130,863)	0	(130,863)
BPS	Receive	ERAUSLT Index	672,436	1-Month USD- LIBOR plus a specified spread	01/15/2016	145,659		(3,542)	0	(3,542)
	Receive	ERAUSLT Index	1,424,681	1-Month USD- LIBOR plus a specified spread	07/15/2016	324,984		(27,612)	0	(27,612)
DUB	Receive	ERAUSLT Index	1,479,728	1-Month USD- LIBOR plus a specified spread	03/17/2016	342,387		(33,496)	0	(33,496)
JPM	Receive	ERAUSLT Index	863,334	1-Month USD- LIBOR plus a specified spread	11/20/2015	192,105		(11,941)	0	(11,941)
	Receive	ERAUSLT Index	603,865	1-Month USD- LIBOR plus a specified spread	06/15/2016	129,233		(3,187)	0	(3,187)

								$(214,124)	$0	$(214,124)

Total Swap Agreements							$(7,817)	$(256,788)	$1,999	$(266,604)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $291,319 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counter party	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$2,614	$0	$0	$2,614	$0	$0	$0	$0	$2,614	$(2,810)	$(196)
BOA	18,264	402	498	19,164	(996)	(2,672)	(145,736)	(149,404)	(130,240)	158,440	28,200
BPS	10,371	193	118	10,682	(1,204)	(156)	(42,072)	(43,432)	(32,750)	46,611	13,861
BRC	3,580	0	16	3,596	(1,397)	(99)	(11)	(1,507)	2,089	(2,230)	(141)
CBK	1,148	340	326	1,814	(1,355)	(2)	(903)	(2,260)	(446)	3,775	3,329
DUB	8,155	5,565	129	13,849	(1,980)	(1,423)	(43,220)	(46,623)	(32,774)	29,875	(2,899)
FBF	936	3	261	1,200	(571)	(1,262)	(4,226)	(6,059)	(4,859)	6,041	1,182
GLM	2,652	2,106	262	5,020	(2,139)	(3,364)	(3,387)	(8,890)	(3,870)	3,040	(830)
GST	0	0	32	32	0	0	0	0	32	0	32
HUS	2,535	502	36	3,073	(238)	(393)	(4,464)	(5,095)	(2,022)	2,188	166
JPM	5,206	869	183	6,258	(2,597)	(2,285)	(15,202)	(20,084)	(13,826)	20,357	6,531
MSB	4,751	0	0	4,751	(256)	0	0	(256)	4,495	(6,110)	(1,615)
MYC	0	5,297	138	5,435	0	(5,935)	(6,401)	(12,336)	(6,901)	8,121	1,220

40	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	Financial Derivative Assets				Financial Derivative Liabilities
Counter party	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
NAB	$14,016	$0	$0	$14,016	$0	$0	$0	$0	$14,016	$(14,010)	$6
RYL	0	0	0	0	0	0	0	0	0	(340)	(340)
SCX	2,302	0	0	2,302	(112)	0	0	(112)	2,190	(2,180)	10
SOG	0	54	0	54	(37)	(42)	0	(79)	(25)	0	(25)
UAG	116	365	0	481	(197)	(194)	(982)	(1,373)	(892)	2,672	1,780

Total Over the Counter	$76,646	$15,696	$1,999	$94,341	$(13,079)	$(17,827)	$(266,604)	$(297,510)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	518	518
Swap Agreements	0	865	0	0	2,068	2,933

	$0	$865	$0	$0	$2,587	$3,452

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$76,646	$0	$76,646
Purchased Options	0	0	0	2,019	13,677	15,696
Swap Agreements	0	867	0	0	1,132	1,999

	$0	$867	$0	$78,665	$14,809	$94,341

	$0	$1,732	$0	$78,665	$17,396	$97,793

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$250	$250
Swap Agreements	0	8	0	0	913	921

	$0	$8	$0	$0	$1,163	$1,171

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,079	$0	$13,079
Written Options	0	212	0	3,933	13,682	17,827
Swap Agreements	0	9,305	214,124	0	43,175	266,604

	$0	$9,517	$214,124	$17,012	$56,857	$297,510

	$0	$9,525	$214,124	$17,012	$58,020	$298,681

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(67)	$(67)
Written Options	0	0	0	0	743	743
Futures	0	0	0	0	(11,485)	(11,485)
Swap Agreements	0	9,199	0	0	(35,256)	(26,057)

	$0	$9,199	$0	$0	$(46,065)	$(36,866)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,902	$0	$5,902
Purchased Options	0	(105)	0	(2,039)	(991)	(3,135)
Written Options	0	244	0	6,019	2,846	9,109
Swap Agreements	0	1,199	89,190	(103)	(3,434)	86,852

	$0	$1,338	$89,190	$9,779	$(1,579)	$98,728

	$0	$10,537	$89,190	$9,779	$(47,644)	$61,862

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(54)	$(54)
Written Options	0	0	0	0	318	318
Futures	0	0	0	0	(6,905)	(6,905)
Swap Agreements	0	(17,382)	0	0	16,200	(1,182)

	$0	$(17,382)	$0	$0	$9,559	$(7,823)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,882)	$0	$(3,882)
Purchased Options	0	73	0	207	670	950
Written Options	0	(28)	0	375	8,346	8,693
Swap Agreements	0	(964)	(314,208)	39	(33,651)	(348,784)

	$0	$(919)	$(314,208)	$(3,261)	$(24,635)	$(343,023)

	$0	$(18,301)	$(314,208)	$(3,261)	$(15,076)	$(350,846)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,650	$0	$13,650
Corporate Bonds & Notes
Banking & Finance	0	642,911	0	642,911
Industrials	0	188,303	0	188,303
Utilities	0	137,724	0	137,724
Municipal Bonds & Notes
California	0	9,202	0	9,202
Colorado	0	10,698	0	10,698
Illinois	0	2,425	0	2,425
Ohio	0	4,815	0	4,815
Texas	0	5,139	0	5,139

42	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
U.S. Government Agencies	$0	$200,664	$0	$200,664
U.S. Treasury Obligations	0	978,872	0	978,872
Mortgage-Backed Securities	0	173,656	5,119	178,775
Asset-Backed Securities	0	134,247	0	134,247
Sovereign Issues	0	155,459	0	155,459
Short-Term Instruments
Certificates of Deposit	0	9,081	0	9,081
Commercial Paper	0	22,999	0	22,999
Repurchase Agreements	0	1,281	0	1,281
Japan Treasury Bills	0	210,735	0	210,735
U.S. Treasury Bills	0	60,033	0	60,033
	$0	$2,961,894	$5,119	$2,967,013

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$628	$0	$0	$628

Total Investments	$628	$2,961,894	$5,119	$2,967,641

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(506,051)	$0	$(506,051)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	518	2,934	0	3,452
Over the counter	0	94,341	0	94,341
	$518	$97,275	$0	$97,793

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(250)	(921)	0	(1,171)
Over the counter	0	(297,510)	0	(297,510)
	$(250)	$(298,431)	$0	$(298,681)

Totals	$896	$2,254,687	$5,119	$2,260,702

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the PIMCO RAE Fundamental PLUS Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund. Research Affiliates, LLC serves as the sub-adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are

44	PIMCO RAE FUNDAMENTAL PLUS FUND

(Unaudited)

September 30, 2015

translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of

46	PIMCO RAE FUNDAMENTAL PLUS FUND

(Unaudited)

September 30, 2015

official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Notes to Financial Statements (Cont.)

intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

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(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates

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Notes to Financial Statements (Cont.)

from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

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Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

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Notes to Financial Statements (Cont.)

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2015, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers,

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including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include

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Notes to Financial Statements (Cont.)

zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$19	$0	$(19)	$0	$0	$0	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

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Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$406,594	$1,633,048	$(2,039,000)	$28	$(42)	$628	$1,147	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement.

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Notes to Financial Statements (Cont.)

The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on

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the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for

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Notes to Financial Statements (Cont.)

purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  The Fund may write or purchase interest rate-capped options to enhance returns or for hedging opportunities. When the Fund writes an interest rate-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an interest rate-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

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(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the

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Notes to Financial Statements (Cont.)

counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce

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risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

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Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Fund may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate

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and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

The Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Fund’s performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Fund could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

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Notes to Financial Statements (Cont.)

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

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All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer,

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Notes to Financial Statements (Cont.)

events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.54%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A and C Classes
0.25%	0.35%	0.25%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

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Notes to Financial Statements (Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been

68	PIMCO RAE FUNDAMENTAL PLUS FUND

(Unaudited)

September 30, 2015

designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$87,661	$212,096

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,795,192	$6,787,938	$419,054	$877,306

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	69

Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	22,441	$141,882	102,810	$736,192
Class P	10,504	67,356	75,625	533,295
Administrative Class	254	1,615	2,205	15,417
Class D	5,547	34,093	48,749	337,068
Class A	15,425	96,676	60,905	419,144
Class C	7,546	44,151	38,378	247,908

Issued as reinvestment of distributions
Institutional Class	2,632	16,438	28,718	194,826
Class P	1,059	6,579	10,772	72,607
Administrative Class	43	275	971	6,456
Class D	1,375	8,256	16,545	107,923
Class A	1,864	11,197	17,612	115,207
Class C	1,256	7,089	11,296	69,685

Cost of shares redeemed
Institutional Class	(76,500)	(481,146)	(163,234)	(1,145,308)
Class P	(43,253)	(275,708)	(44,608)	(305,963)
Administrative Class	(4,748)	(29,469)	(2,544)	(16,786)
Class D	(33,954)	(209,777)	(60,692)	(404,355)
Class A	(37,570)	(232,373)	(63,823)	(432,404)
Class C	(20,916)	(120,279)	(19,898)	(127,510)
Net increase (decrease) resulting from Fund share transactions	(146,995)	$(913,145)	59,787	$423,402

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

70	PIMCO RAE FUNDAMENTAL PLUS FUND

(Unaudited)

September 30, 2015

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$3,013,034	$30,399	$(75,792)	$(45,393)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	JPS	JPMorgan Securities, Inc.
BOS	Banc of America Securities LLC	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	NAB	National Australia Bank Ltd.
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
DUB	Deutsche Bank AG	NXN	Natixis New York
FBF	Credit Suisse International	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SGY	Societe Generale, New York
GRE	RBS Securities, Inc.	SOG	Societe Generale
GSC	Goldman Sachs & Co.	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	KRW	South Korean Won
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso
CNY	Chinese Renminbi (Mainland)	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	TWD	Taiwanese Dollar
GBP	British Pound	USD (or $)	United States Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAUSLT	eRAFI U.S. Large Strategy Index
CDX.HY	Credit Derivatives Index - High Yield	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
CDX.IG	Credit Derivatives Index - Investment Grade	UKRPI	United Kingdom Retail Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio

72	PIMCO RAE FUNDAMENTAL PLUS FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Approval of Investment Advisory Contract and Other Agreements (Cont.)

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

74	PIMCO RAE FUNDAMENTAL PLUS FUND

(Unaudited)

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Approval of Investment Advisory Contract and Other Agreements (Cont.)

with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

76	PIMCO RAE FUNDAMENTAL PLUS FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Approval of Investment Advisory Contract and Other Agreements (Cont.)

and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to

78	PIMCO RAE FUNDAMENTAL PLUS FUND

(Unaudited)

current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Approval of Investment Advisory Contract and Other Agreements (Cont.)

funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

80	PIMCO RAE FUNDAMENTAL PLUS FUND

(Unaudited)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Approval of Investment Advisory Contract and Other Agreements (Cont.)

return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

82	PIMCO RAE FUNDAMENTAL PLUS FUND

(Unaudited)

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2015.

84	PIMCO RAE FUNDAMENTAL PLUS FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4022SAR_093015

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the annual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Schedule of Investments PIMCO Total Return Fund

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.2%
BANK LOAN OBLIGATIONS 0.1%
Lombard Street CLO PLC
0.349% - 1.058% due 02/28/2023	EUR	3,431	$3,686
0.349% - 1.058% due 02/28/2023		$10,579	10,112
0.349% - 1.058% due 02/28/2023	GBP	4,772	6,904
Scorpio Bulkers, Inc.
0.840% - 2.422% due 06/30/2028		$15,464	15,435

Total Bank Loan Obligations (Cost $36,497)			36,137

CORPORATE BONDS & NOTES 18.8%
BANKING & FINANCE 15.5%
Abbey National Treasury Services PLC
0.846% due 03/13/2017		1,800	1,797
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,495	1,560
AerCap Ireland Capital Ltd.
4.250% due 07/01/2020		17,300	17,322
Air Lease Corp.
3.750% due 02/01/2022		25	25
Ally Financial, Inc.
2.500% due 03/15/2017 (i)		274,300	270,640
2.750% due 01/30/2017		172,405	171,524
2.967% due 07/18/2016		255	256
3.125% due 01/15/2016		73,380	73,197
3.500% due 07/18/2016		115,486	115,919
3.500% due 01/27/2019		90,257	89,354
4.750% due 09/10/2018		157,354	160,894
5.500% due 02/15/2017		245,761	252,519
6.250% due 12/01/2017		118,589	124,815
8.000% due 12/31/2018		44	49
8.000% due 03/15/2020		41,309	47,609
American Express Bank FSB
6.000% due 09/13/2017		188,210	203,628
American Express Centurion Bank
6.000% due 09/13/2017		178,900	193,556
American Express Co.
6.800% due 09/01/2066		320	324
American Express Credit Corp.
1.386% due 09/14/2020		25,000	25,096
2.600% due 09/14/2020		25,000	25,133
American International Group, Inc.
3.750% due 07/10/2025		27,000	27,486
4.875% due 06/01/2022		15	17
6.250% due 03/15/2087		103,462	113,032
ASIF
3.000% due 02/17/2017	EUR	6,983	8,024
14.605% due 04/09/2018		7,126,000	5,351
AXA S.A.
7.125% due 12/15/2020	GBP	10	18
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (h)		$11,000	11,653
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	50,100	56,085
9.000% due 06/18/2024 (h)		$3,000	1,776
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		5,000	4,989
Banco Popolare SC
3.500% due 03/14/2019	EUR	13,600	15,522
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$208,550	207,966
4.625% due 02/13/2017		75,185	75,561
Banco Santander Chile
1.186% due 04/11/2017		900	887
1.887% due 01/19/2016		176,300	176,520
Bank Nederlandse Gemeenten NV
2.500% due 01/11/2016		70	70
Bank of America Corp.
0.651% due 08/15/2016		2,000	1,993
0.850% due 05/02/2017		1,100	1,090
0.939% due 08/25/2017		57,000	56,944
1.500% due 10/09/2015		134	134
2.000% due 01/11/2018		10	10
2.650% due 04/01/2019		40	40
3.300% due 01/11/2023		13,500	13,440

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.875% due 03/22/2017		$30,200	$31,205
3.875% due 08/01/2025		64,000	65,029
3.950% due 04/21/2025		20	20
4.100% due 07/24/2023		6,400	6,663
4.125% due 01/22/2024		24,900	26,086
5.700% due 01/24/2022		25	29
5.750% due 12/01/2017		49,639	53,684
6.000% due 09/01/2017		30,525	32,913
6.050% due 05/16/2016		400	411
6.400% due 08/28/2017		251,427	272,968
6.500% due 08/01/2016		67,945	70,978
6.875% due 04/25/2018		542,257	606,445
7.800% due 09/15/2016		2,000	2,115
8.680% due 05/02/2017		395	423
Bank of America N.A.
0.617% due 06/15/2016		98,360	98,101
0.637% due 06/15/2017		4,400	4,372
0.731% due 05/08/2017		256,000	255,268
0.779% due 11/14/2016		44,800	44,769
5.300% due 03/15/2017		10,750	11,295
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		72,900	78,913
Bank of New York Mellon Corp.
2.400% due 01/17/2017		200	203
Bank of Nova Scotia
1.450% due 04/25/2018		80	80
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.356% due 09/14/2018		25,000	25,076
Bankia S.A.
0.181% due 01/25/2016	EUR	4,900	5,466
4.375% due 02/14/2017		8,600	10,024
Barclays Bank PLC
7.625% due 11/21/2022		$95,700	107,423
7.750% due 04/10/2023		11,600	12,441
10.000% due 05/21/2021	GBP	3,100	6,019
10.179% due 06/12/2021		$266,737	350,048
14.000% due 06/15/2019 (h)	GBP	371,934	725,106
Barclays PLC
8.000% due 12/15/2020 (h)	EUR	6,200	7,339
BBVA Bancomer S.A.
4.500% due 03/10/2016		$101,800	103,073
6.500% due 03/10/2021		164,450	176,332
Bear Stearns Cos. LLC
0.723% due 11/21/2016		900	898
6.400% due 10/02/2017		70,525	76,917
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		150	185
BFC Finance Corp.
7.375% due 12/01/2017		392	405
Blackstone CQP Holdco LP
9.296% due 03/19/2019		112,484	102,835
BPCE S.A.
0.894% due 11/18/2016		400	400
0.964% due 06/17/2017		305,700	305,153
Capital One Financial Corp.
4.750% due 07/15/2021		80	87
Central American Bank for Economic Integration
3.875% due 02/09/2017		180	185
CIT Group, Inc.
4.250% due 08/15/2017		48,676	49,406
5.250% due 03/15/2018		36,845	37,950
5.500% due 02/15/2019		39,698	41,286
6.625% due 04/01/2018		4,091	4,336
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,645
Citigroup, Inc.
0.820% due 05/01/2017		112,100	111,787
0.872% due 03/10/2017		27,835	27,797
1.255% due 07/25/2016		27,805	27,892
3.375% due 03/01/2023		25	25
4.000% due 08/05/2024		20	20
8.400% due 04/30/2018 (h)		5,000	5,624
Corporate Office Properties LP
5.000% due 07/01/2025		28,500	28,639
Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	46,032
Credit Agricole S.A.
0.881% due 06/12/2017		272,200	272,109
0.909% due 06/02/2017		99,300	99,146
1.625% due 04/15/2016		2,100	2,107
6.500% due 06/23/2021 (h)	EUR	5,500	6,124
7.500% due 06/23/2026 (h)	GBP	7,100	10,383
8.125% due 09/19/2033		$38,680	42,376

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Credit Suisse
0.822% due 05/26/2017		$143,220	$142,792
Credit Suisse AG
6.500% due 08/08/2023		8,200	8,851
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		49,100	47,798
3.800% due 09/15/2022		50,000	50,122
Denali Borrower LLC
5.625% due 10/15/2020		400	417
Depfa ACS Bank
4.875% due 05/21/2019	EUR	22,200	28,911
Digital Delta Holdings LLC
3.400% due 10/01/2020 (c)		$20,000	20,100
4.750% due 10/01/2025 (c)		10,000	10,104
Digital Realty Trust LP
3.950% due 07/01/2022		31,200	31,215
Eksportfinans ASA
2.375% due 05/25/2016		61,890	62,054
2.875% due 11/16/2016	CHF	1,300	1,357
5.500% due 05/25/2016		$15,990	16,338
5.500% due 06/26/2017		54,003	56,960
FNBC Pass-Through Trust
8.080% due 01/05/2018		84	88
Ford Motor Credit Co. LLC
0.761% due 11/08/2016		59,200	58,858
0.852% due 09/08/2017		161,200	158,010
1.500% due 01/17/2017		19,250	19,189
1.561% due 05/09/2016		30,700	30,801
1.700% due 05/09/2016		18,130	18,184
2.500% due 01/15/2016		30,102	30,245
3.984% due 06/15/2016		42,930	43,700
4.207% due 04/15/2016		24,810	25,204
4.250% due 02/03/2017		18,940	19,578
6.625% due 08/15/2017		5,850	6,318
8.000% due 12/15/2016		202,619	217,916
General Electric Capital Corp.
2.950% due 05/09/2016		75	76
General Motors Financial Co., Inc.
2.750% due 05/15/2016		28,880	29,056
3.200% due 07/13/2020		63,300	62,599
3.250% due 05/15/2018		16,535	16,691
3.500% due 07/10/2019		28,400	28,721
4.375% due 09/25/2021		17,000	17,359
4.750% due 08/15/2017		36,712	38,103
6.750% due 06/01/2018		10,970	11,993
Goldman Sachs Group, Inc.
1.537% due 09/15/2020		25,000	25,030
2.750% due 09/15/2020		25,000	25,146
3.500% due 01/23/2025		7,200	7,100
3.750% due 05/22/2025		4,900	4,927
GSPA Monetization Trust
6.422% due 10/09/2029		20,985	24,031
HBOS PLC
0.663% due 03/21/2017	EUR	2,800	3,120
0.767% due 09/01/2016		1,831	2,045
1.027% due 09/30/2016		$81,090	81,009
1.032% due 09/06/2017		34,650	34,455
6.750% due 05/21/2018		273,366	302,003
HSBC Holdings PLC
4.000% due 03/30/2022		85	89
6.375% due 03/30/2025 (h)		10,000	9,563
Industrial Bank of Korea
1.375% due 10/05/2015		30,000	30,000
International Lease Finance Corp.
2.287% due 06/15/2016		5,000	4,988
5.750% due 05/15/2016		61,102	62,095
6.750% due 09/01/2016		184,263	190,943
7.125% due 09/01/2018		41,275	45,552
8.750% due 03/15/2017		34,420	37,088
Intesa Sanpaolo SpA
2.375% due 01/13/2017		35,025	35,158
3.125% due 01/15/2016		90,028	90,518
5.017% due 06/26/2024		331	327
6.500% due 02/24/2021		7,500	8,656
JPMorgan Chase & Co.
0.845% due 04/25/2018		50,255	50,056
2.250% due 01/23/2020		5,200	5,160
2.750% due 06/23/2020		108,400	109,382
3.250% due 09/23/2022		5	5
3.875% due 02/01/2024		10,650	10,986
3.900% due 07/15/2025		37,900	38,818
6.100% due 10/01/2024 (h)		50,000	49,738
6.750% due 02/01/2024 (h)		100,000	104,250

2	See Accompanying Notes

September 30, 2015

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
JPMorgan Chase Bank N.A.
0.010% due 10/04/2016		$299,189	$290,438
0.666% due 06/13/2016		67,215	67,083
0.749% due 06/02/2017		362,300	361,620
5.375% due 09/28/2016	GBP	8,200	12,846
6.000% due 10/01/2017		$261,000	282,119
KBC Bank NV
8.000% due 01/25/2023		53,000	58,064
KeyCorp
2.900% due 09/15/2020		25,000	25,234
Kilroy Realty LP
5.000% due 11/03/2015		200	201
LBG Capital PLC
3.064% due 03/12/2020	EUR	150	169
7.625% due 12/09/2019	GBP	19,420	30,784
9.125% due 07/15/2020		12,033	19,659
15.000% due 12/21/2019	EUR	12,900	21,284
LeasePlan Corp. NV
2.500% due 05/16/2018		$462	463
Liberty Mutual Group, Inc.
4.850% due 08/01/2044		45	44
Liberty Property LP
4.750% due 10/01/2020		75	81
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		23,500	22,854
Lloyds Bank PLC
12.000% due 12/16/2024 (h)		1,190,500	1,687,534
13.000% due 12/19/2021	AUD	27,200	21,043
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)	GBP	28,600	43,805
MetLife, Inc.
4.050% due 03/01/2045		$25	23
7.717% due 02/15/2019		120	142
Metropolitan Life Global Funding
2.300% due 04/10/2019		50	51
Morgan Stanley
3.750% due 02/25/2023		45	46
5.450% due 01/09/2017		130	137
5.550% due 04/27/2017		500	531
6.250% due 08/28/2017		400	434
Murray Street Investment Trust
4.647% due 03/09/2017		43,780	45,668
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	8,400	8,688
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		$165	230
Navient Corp.
4.625% due 09/25/2017		5,140	5,037
4.875% due 06/17/2019		5,000	4,563
5.000% due 12/15/2015 (i)	HKD	16,000	2,074
5.140% due 06/15/2016		$80,000	80,553
5.500% due 01/15/2019		74,475	69,401
6.000% due 01/25/2017		74,389	74,947
6.250% due 01/25/2016		69,508	70,249
8.450% due 06/15/2018 (k)		247,196	254,765
8.780% due 09/15/2016	MXN	183,200	10,888
Novo Banco S.A.
4.000% due 01/21/2019	EUR	14,300	14,858
4.750% due 01/15/2018		9,500	10,097
5.000% due 04/23/2019		3,194	3,378
5.000% due 05/23/2019		3,279	3,472
5.875% due 11/09/2015		6,600	7,357
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	33,925
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	98,014
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		16,825	17,456
7.250% due 12/15/2021		45,475	46,271
Pinnacol Assurance
8.625% due 06/25/2034 (i)		15,000	15,815
Prologis LP
4.250% due 08/15/2023		6,000	6,227
Rabobank Group
4.375% due 08/04/2025		46,000	46,144
6.875% due 03/19/2020	EUR	12,500	16,460
8.375% due 07/26/2016 (h)		$7,500	7,755
11.000% due 06/30/2019 (h)		211,225	260,493
Rio Oil Finance Trust
6.250% due 07/06/2024		6,400	4,112
6.750% due 01/06/2027		34,500	21,418
Royal Bank of Canada
1.875% due 02/05/2021		15	15
2.200% due 09/23/2019		95	97

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024	$537	$542
6.100% due 06/10/2023	584	629
6.990% due 10/05/2017 (h)	8,600	10,062
7.648% due 09/30/2031 (h)	15,090	18,863
Royal Bank of Scotland PLC
4.375% due 03/16/2016	34,500	35,075
Santander Central Hispano Issuances Ltd.
7.250% due 11/01/2015	3,180	3,192
Santander Issuances S.A.U.
5.911% due 06/20/2016	11,040	11,306
Santander U.S. Debt S.A.U.
3.781% due 10/07/2015	1,200	1,200
Shinhan Bank
4.125% due 10/04/2016	18,900	19,437
Sirius International Group Ltd.
6.375% due 03/20/2017	95	99
SL Green Realty Corp.
4.500% due 12/01/2022	200	207
5.000% due 08/15/2018	68	73
7.750% due 03/15/2020	400	475
Springleaf Finance Corp.
5.400% due 12/01/2015	70,666	70,754
5.750% due 09/15/2016	5,340	5,440
6.500% due 09/15/2017	3,200	3,328
6.900% due 12/15/2017	34,620	36,264
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016	85,800	85,354
UBS AG
0.884% due 06/01/2017	36,700	36,688
1.174% due 06/01/2020	13,300	13,314
4.750% due 05/22/2023	9,100	9,161
5.875% due 12/20/2017	233	254
7.250% due 02/22/2022	2,750	2,867
7.625% due 08/17/2022	33,800	38,944
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	20,000	20,063
WEA Finance LLC
3.250% due 10/05/2020 (c)	25,000	25,271
3.750% due 09/17/2024	6,000	5,919
Wells Fargo & Co.
3.500% due 03/08/2022	7,400	7,657
5.900% due 06/15/2024 (h)	74,800	74,987
7.980% due 03/15/2018 (h)	144,300	152,597
Wells Fargo Bank N.A.
0.597% due 06/15/2017	119,000	118,849
6.000% due 11/15/2017	600	654

		14,764,478

INDUSTRIALS 1.7%
Actavis Funding SCS
3.000% due 03/12/2020	15	15
3.800% due 03/15/2025	10	10
4.550% due 03/15/2035	15	14
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	31,000	30,482
Altria Group, Inc.
4.000% due 01/31/2024	30	31
America West Airlines Pass-Through Trust
6.870% due 07/02/2018	385	394
Anadarko Petroleum Corp.
3.450% due 07/15/2024	10	10
Anthem, Inc.
4.650% due 08/15/2044	50	49
Apple, Inc.
1.000% due 05/03/2018	30	30
Asciano Finance Ltd.
4.625% due 09/23/2020	30	32
AutoZone, Inc.
5.500% due 11/15/2015	5,050	5,078
Baidu, Inc.
2.750% due 06/09/2019	24,600	24,458
BAT International Finance PLC
2.750% due 06/15/2020	40,900	41,735
Baxalta, Inc.
1.099% due 06/22/2018	21,450	21,502
2.875% due 06/23/2020	12,500	12,516
3.600% due 06/23/2022	5,000	5,056
4.000% due 06/23/2025	4,100	4,116
Beam Suntory, Inc.
5.375% due 01/15/2016	3,593	3,637
Becton Dickinson and Co.
1.800% due 12/15/2017	300	301
BMW U.S. Capital LLC
0.669% due 06/02/2017	199,400	198,772
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023	5	5

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
California Resources Corp.
5.000% due 01/15/2020 (k)		$26,600	$17,240
Canadian Pacific Railway Co.
4.450% due 03/15/2023		125	135
Catholic Health Initiatives
4.350% due 11/01/2042		45	42
CBS Corp.
4.000% due 01/15/2026		8,000	7,885
CCO Safari LLC
3.579% due 07/23/2020		30,000	29,807
4.464% due 07/23/2022		53,600	53,661
4.908% due 07/23/2025		50,000	49,857
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		200	228
CGG S.A.
7.750% due 05/15/2017		675	530
Chesapeake Energy Corp.
3.250% due 03/15/2016		2,390	2,357
3.539% due 04/15/2019		60,000	42,750
Cisco Systems, Inc.
2.125% due 03/01/2019		35	36
City of Hope
5.623% due 11/15/2043		30,000	34,847
CNH Industrial Capital LLC
3.875% due 11/01/2015		4,750	4,750
Comcast Corp.
4.200% due 08/15/2034		55	54
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,756
ConAgra Foods, Inc.
1.300% due 01/25/2016		8,686	8,694
1.900% due 01/25/2018		13,000	12,944
2.100% due 03/15/2018		1,821	1,816
ConocoPhillips Co.
3.350% due 05/15/2025		65	63
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019		2,273	2,409
7.707% due 10/02/2022		1,896	2,069
9.000% due 01/08/2018		9,389	9,877
Continental Resources, Inc.
3.800% due 06/01/2024		20	16
Corning, Inc.
2.900% due 05/15/2022		5	5
4.700% due 03/15/2037		25	26
CSN Islands Corp.
6.875% due 09/21/2019 (k)		17,900	8,502
CVS Pass-Through Trust
8.353% due 07/10/2031		238	307
Daimler Finance North America LLC
1.010% due 08/03/2017		17,700	17,628
Dell, Inc.
3.100% due 04/01/2016		163	163
Domtar Corp.
9.500% due 08/01/2016		12,527	13,417
Ecopetrol S.A.
4.125% due 01/16/2025		30	25
Energy Transfer Partners LP
2.500% due 06/15/2018		22,100	22,018
3.600% due 02/01/2023		20	18
4.750% due 01/15/2026		38,200	35,232
4.900% due 02/01/2024		25	24
5.150% due 03/15/2045		15	12
Enterprise Products Operating LLC
1.650% due 05/07/2018		40	40
ERAC USA Finance LLC
2.800% due 11/01/2018		30	31
GATX Corp.
1.250% due 03/04/2017		95	95
General Motors Co.
1.000% due 07/31/2099		20,000	0
3.500% due 10/02/2018		145	147
4.000% due 04/01/2025		30	29
Gerdau Holdings, Inc.
7.000% due 01/20/2020		4,815	4,544
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023		20	20
Hamilton College
4.750% due 07/01/2113		58,970	52,956
Hanson Ltd.
6.125% due 08/15/2016		73,000	75,241
HCA, Inc.
3.750% due 03/15/2019		59,891	59,861
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	40,900	38,732
4.500% due 12/06/2016	JPY	1,230,000	8,790
5.014% due 12/27/2017	EUR	15,400	14,541
Hewlett-Packard Co.
3.750% due 12/01/2020		$5	5
4.650% due 12/09/2021		80	85

See Accompanying Notes	3

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Hidden Ridge Facility Trustee
5.750% due 01/01/2021	$7,504	$7,996
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	8,000	8,300
Host Hotels & Resorts LP
3.750% due 10/15/2023	40	39
Howard Hughes Medical Institute
3.500% due 09/01/2023	60	63
Hyundai Capital America
2.550% due 02/06/2019	70	70
Imperial Tobacco Finance PLC
2.950% due 07/21/2020	40,100	40,386
3.750% due 07/21/2022	29,000	29,321
Intel Corp.
2.450% due 07/29/2020	39,800	40,358
3.100% due 07/29/2022	10,600	10,795
Johnson & Johnson
4.375% due 12/05/2033	35	38
Korea National Oil Corp.
4.000% due 10/27/2016	200	206
Kraft Heinz Foods Co.
1.600% due 06/30/2017	27,700	27,754
2.000% due 07/02/2018	20,900	20,944
2.800% due 07/02/2020	18,250	18,391
3.500% due 07/15/2022	7,800	7,980
3.950% due 07/15/2025	19,800	20,308
5.200% due 07/15/2045	11,400	12,127
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	5,700	5,500
4.500% due 08/15/2025	2,000	1,905
MGM Resorts International
6.875% due 04/01/2016	11,306	11,518
7.500% due 06/01/2016	113,793	117,207
7.625% due 01/15/2017	33,835	35,527
Noble Energy, Inc.
5.250% due 11/15/2043	45	40
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023	8,876	10,118
7.150% due 04/01/2021	935	980
NXP BV
3.500% due 09/15/2016	400	403
Oracle Corp.
2.375% due 01/15/2019	65	66
Pactiv LLC
8.125% due 06/15/2017	9,800	10,510
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	150	205
Philip Morris International, Inc.
1.875% due 01/15/2019	25	25
Pioneer Natural Resources Co.
3.950% due 07/15/2022	10	10
President and Fellows of Harvard College
6.500% due 01/15/2039	1,000	1,386
Regency Energy Partners LP
4.500% due 11/01/2023	19,000	17,600
Reynolds American, Inc.
4.000% due 06/12/2022	11,942	12,501
4.450% due 06/12/2025	30,000	31,464
Talisman Energy, Inc.
5.500% due 05/15/2042	20	15
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016	2,807	2,836
5.462% due 02/16/2021	40	45
Tencent Holdings Ltd.
2.000% due 05/02/2017	28,000	28,003
2.875% due 02/11/2020	22,200	22,057
3.800% due 02/11/2025 (k)	20,000	19,317
Time Warner Cable, Inc.
5.850% due 05/01/2017	1,600	1,694
Time Warner, Inc.
4.650% due 06/01/2044	70	67
5.350% due 12/15/2043	20	21
UAL Pass-Through Trust
9.200% due 03/29/2049 ^	657	191
10.400% due 05/01/2018	13,699	14,700
UnitedHealth Group, Inc.
3.750% due 07/15/2025	5,000	5,177
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	9,700	437
Worthington Industries, Inc.
4.550% due 04/15/2026	30	30

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		$237	$238
3.150% due 04/01/2022		280	278
3.550% due 04/01/2025		322	316

			1,583,023

UTILITIES 1.6%
AT&T, Inc.
3.400% due 05/15/2025		20,300	19,424
4.750% due 05/15/2046		18,000	16,567
Bell Canada
5.410% due 09/26/2016	CAD	110	86
BellSouth Corp.
4.821% due 04/26/2021		$153,300	156,439
British Telecommunications PLC
5.750% due 12/07/2028	GBP	75	137
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$1,300	1,300
Electricite de France S.A.
1.150% due 01/20/2017		30	30
Entergy Corp.
4.000% due 07/15/2022		17,500	18,100
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		6,610	6,679
Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,200
Midwest Generation LLC
8.560% due 01/02/2016		6	6
NextEra Energy Capital Holdings, Inc.
7.875% due 12/15/2015		6,000	6,085
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		118,124	42,820
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		9,151	2,389
6.750% due 10/01/2023		14,316	3,916
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		16,100	16,396
Petrobras Global Finance BV
1.953% due 05/20/2016		21,728	20,533
2.000% due 05/20/2016		15,705	15,132
2.429% due 01/15/2019		75,017	51,949
2.694% due 03/17/2017		238,234	205,477
3.000% due 01/15/2019		2,600	1,885
3.214% due 03/17/2020		1,800	1,237
3.250% due 03/17/2017		101,205	89,566
3.500% due 02/06/2017		26,603	23,710
3.875% due 01/27/2016		277,730	273,217
4.375% due 05/20/2023		35,800	23,449
4.875% due 03/17/2020 (k)		5,000	3,675
5.375% due 01/27/2021		16,400	12,008
5.750% due 01/20/2020		59,100	44,473
5.875% due 03/01/2018		38,900	32,190
6.250% due 03/17/2024		100	73
6.850% due 06/05/2115		93,650	59,468
7.875% due 03/15/2019		156,750	129,272
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		4,381	4,703
5.832% due 09/30/2016		3,207	3,294
6.750% due 09/30/2019		11,400	13,409
Shell International Finance BV
2.375% due 08/21/2022		140	135
3.250% due 05/11/2025		6,200	6,146
4.375% due 05/11/2045		3,500	3,460
Sprint Communications, Inc.
6.000% due 12/01/2016		4,885	4,824
8.375% due 08/15/2017		37,186	37,167
Telecom Italia Capital S.A.
5.250% due 10/01/2015		1,774	1,774
Telecom Italia SpA
5.625% due 12/29/2015	GBP	5,000	7,638
7.375% due 12/15/2017		13,000	21,411
Verizon Communications, Inc.
0.733% due 06/09/2017		$15,000	14,946
2.625% due 02/21/2020		35	35
3.000% due 11/01/2021		10	10
3.450% due 03/15/2021		3	3
3.500% due 11/01/2024		15	15
4.400% due 11/01/2034		10	9
4.500% due 09/15/2020		32,325	35,002
4.600% due 04/01/2021		10,785	11,648

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.050% due 03/15/2034	$40	$40
5.150% due 09/15/2023	38,536	42,584
6.400% due 09/15/2033	29	33
Virginia Electric & Power Co.
4.450% due 02/15/2044	10	11

		1,491,185

Total Corporate Bonds & Notes (Cost $17,300,969)		17,838,686

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
NB Finance Ltd.
3.500% due 12/06/2015	25,000	24,875

Total Convertible Bonds & Notes (Cost $24,904)		24,875

MUNICIPAL BONDS & NOTES 4.1%
CALIFORNIA 2.3%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	144
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	63,500	82,101
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	20,335	27,106
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	100	125
6.907% due 10/01/2050	71,900	99,016
6.918% due 04/01/2040	28,100	37,102
7.043% due 04/01/2050	82,020	113,046
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	1,980	1,980
6.000% due 06/01/2035	10,000	10,001
6.125% due 06/01/2038	2,000	1,937
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	73,500	88,837
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	70,245	97,395
7.350% due 11/01/2039	123,140	171,650
7.500% due 04/01/2034	56,402	79,081
7.550% due 04/01/2039	45,302	65,298
California State General Obligation Bonds, (BABs), Series 2010
6.650% due 03/01/2022	2,700	3,304
7.600% due 11/01/2040	228,570	334,739
7.625% due 03/01/2040	11,600	16,656
7.950% due 03/01/2036	168,635	202,305
California State General Obligation Notes, Series 2009
5.950% due 04/01/2016	3,200	3,286
6.200% due 10/01/2019	1,650	1,941
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	34,355	45,507
8.000% due 03/01/2035	7,070	8,331
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	20,000
Irvine Unified School District, California Special Tax Notes, Series 2011
4.931% due 09/01/2016	500	514
5.395% due 09/01/2017	1,000	1,062
5.845% due 09/01/2018	750	820
6.328% due 09/01/2019	500	562
6.578% due 09/01/2020	1,000	1,151
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,475
8.360% due 08/01/2040	9,525	10,725
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	39,265	50,308
7.618% due 08/01/2040	300	421
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	64,920	88,136

4	See Accompanying Notes

September 30, 2015

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	$14,600	$17,785
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	14,900	17,952
5.813% due 06/01/2040	27,600	33,985
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	254
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	53,234
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	43,138
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	56,400	72,669
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	31,390	40,469
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,780
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	15,800	22,126
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	22,100	25,320
7.200% due 08/01/2039	25,000	28,715
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	41,405	42,479
San Francisco, California City & County Certificates of Participation Bonds, (BABs), Series 2009
6.487% due 11/01/2041	5,300	6,441
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	826
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,250
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (FGIC Insured), Series 2006
5.581% due 10/01/2016	45	46
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,127
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,140	1,000
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	23,175	28,495
6.296% due 05/15/2050	29,500	33,913
University of California Revenue Bonds, Series 2011
0.697% due 07/01/2041	59,900	59,900

		2,215,966

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	190
Stratford, Connecticut General Obligation Bonds, Series 2013
6.000% due 08/15/2038	3,400	4,164

		4,354

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	134,334	157,897
7.055% due 04/01/2057	1,665	1,877

		159,774

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	72,600	76,578
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	48,165	50,485
6.899% due 12/01/2040	206,865	231,954

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	$43,000	$44,033
7.750% due 01/01/2042	18,700	18,743
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	10
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	39,183

		460,986

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	30,570	30,567

LOUISIANA 0.0%
Administrators of the Tulane Educational Fund, Louisiana Revenue Bonds, Series 2013
5.000% due 10/01/2047	10,000	10,016
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	25,100	28,042

		38,058

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	22,600	25,334

MICHIGAN 0.0%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	8,300	9,820
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	285	248

		10,068

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	10,000	11,639

NEVADA 0.1%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	7,700	10,552
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	30,198

		40,750

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (f)	3,000	2,408
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	637

		3,045

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	27,525	34,707
6.648% due 11/15/2039	30,000	38,469
7.134% due 11/15/2030	3,700	4,447
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	200	242
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	225
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	458
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	12,460	12,417
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	499
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	23,900	28,477

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	$4,200	$4,523
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	46,700	45,235

		169,699

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	81,000	96,808
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	175	209
7.834% due 02/15/2041	17,000	23,371
8.084% due 02/15/2050	197,760	287,840
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,100	1,417
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,925	2,422
6.500% due 06/01/2047	16,900	15,142
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,587

		430,796

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,303
5.401% due 06/15/2022	3,500	3,779
5.501% due 06/15/2023	3,500	3,774
6.532% due 06/15/2039	40,450	46,197

		56,053

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	184

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	7,652

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	44,900	57,680
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.384% due 04/01/2040	9,622	9,594
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	23,125

		90,399

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	813

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	400	409

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	150,600	131,679

Total Municipal Bonds & Notes (Cost $3,548,731)		3,888,225

U.S. GOVERNMENT AGENCIES 46.7%
Bolivia Government AID Bond
0.376% due 02/01/2019	1,618	1,556
Fannie Mae
0.000% due 04/25/2018 - 03/25/2036 (b)(f)	3,052	2,865

See Accompanying Notes	5

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.000% due 10/09/2019 (f)	$13,300	$12,359
0.254% due 07/25/2037	364	343
0.294% due 01/25/2021	9	9
0.314% due 03/25/2034	109	110
0.324% due 03/25/2036	2,541	2,439
0.344% due 08/25/2034	92	91
0.394% due 05/25/2035 - 10/27/2037	79,132	78,707
0.434% due 06/25/2032	18	17
0.444% due 05/25/2037	163	163
0.494% due 12/25/2028 - 03/25/2037	2,053	2,058
0.514% due 06/25/2037	7	7
0.544% due 08/25/2033 - 03/25/2044	2,261	2,263
0.554% due 03/25/2037	48	48
0.574% due 07/25/2037	1,571	1,581
0.594% due 06/25/2029 - 11/25/2036	3,295	3,303
0.613% due 04/18/2028	54	54
0.644% due 08/25/2021 - 09/25/2037	3,923	3,941
0.663% due 10/18/2030	325	330
0.694% due 03/25/2017 - 05/25/2040	571	579
0.725% due 08/25/2022 (a)	76,134	2,552
0.744% due 06/25/2018 - 09/25/2041	221	224
0.763% due 12/18/2031	82	83
0.774% due 08/25/2037	6,215	6,287
0.794% due 08/25/2022	3	3
0.824% due 05/25/2040	2,337	2,369
0.844% due 10/25/2023 - 03/25/2024	753	765
0.894% due 10/25/2037 - 06/25/2040	6,380	6,493
0.922% due 11/01/2021	5,806	5,850
0.944% due 03/25/2038 - 11/25/2039	520	530
0.994% due 01/25/2022	8	8
1.024% due 01/25/2022	26	26
1.044% due 12/25/2021	14	14
1.094% due 04/25/2032	16	17
1.170% due 04/01/2027	20	21
1.194% due 04/25/2023	90	92
1.375% due 01/01/2021	3	3
1.383% due 07/01/2042 - 10/01/2044	25,006	25,650
1.384% due 12/01/2044	2,863	2,938
1.433% due 09/01/2041	8,704	8,917
1.583% due 10/01/2030 - 10/01/2040	3,024	3,107
1.605% due 06/01/2035	513	533
1.707% due 04/01/2027	18	18
1.750% due 02/01/2022	35	36
1.770% due 06/01/2030	26	26
1.793% due 09/01/2035	51	54
1.795% due 11/01/2023	12	12
1.810% due 02/01/2035	1,250	1,317
1.818% due 10/01/2034	978	1,034
1.852% due 05/01/2023	77	78
1.853% due 01/01/2035	3,447	3,631
1.860% due 03/01/2035	31	32
1.862% due 01/01/2035	6,141	6,491
1.866% due 06/01/2023	53	54
1.875% due 02/01/2020 - 12/01/2024	10	11
1.879% due 09/01/2024	42	43
1.880% due 10/01/2034	148	155
1.889% due 09/01/2022	50	52
1.895% due 11/01/2031	57	57
1.909% due 10/01/2020	8	8
1.915% due 11/01/2034	1,197	1,270
1.920% due 12/01/2034	11	12
1.923% due 01/01/2020	125	129
1.927% due 02/01/2023	37	38
1.930% due 03/01/2033	60	62
1.934% due 11/01/2034	825	872
1.943% due 01/01/2035	68	72
1.947% due 03/01/2019	98	101
1.950% due 02/01/2035	181	190
1.959% due 12/01/2020	61	61
1.961% due 01/01/2036	8	9
1.963% due 11/01/2035	128	135
1.968% due 03/01/2034 - 02/01/2035	1,665	1,742
1.970% due 01/01/2035	3,577	3,790
1.972% due 03/01/2034 - 12/01/2034	4,061	4,262
1.979% due 02/01/2034	47	50
2.000% due 04/01/2017	7	7
2.003% due 10/01/2034	767	816
2.004% due 12/01/2034	96	101

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.031% due 04/01/2036	$151	$159
2.033% due 08/01/2035	486	515
2.054% due 11/01/2035	1,577	1,658
2.057% due 08/01/2025	558	592
2.080% due 09/01/2034	620	653
2.083% due 06/01/2021	94	98
2.099% due 09/01/2035	4,222	4,466
2.106% due 12/01/2033 - 05/01/2035	339	358
2.109% due 07/01/2019	16	16
2.110% due 12/01/2034	597	636
2.138% due 11/01/2023	13	13
2.148% due 12/01/2034	16	18
2.150% due 09/01/2035	231	236
2.157% due 10/01/2035	692	744
2.158% due 09/01/2036	1	1
2.160% due 10/01/2019 - 06/01/2035	384	404
2.168% due 07/01/2024	45	46
2.175% due 10/01/2034	1,748	1,861
2.177% due 11/01/2032	39	41
2.178% due 11/01/2034	26	28
2.181% due 02/01/2035	794	848
2.190% due 12/01/2023	79	82
2.196% due 09/01/2035	37	39
2.200% due 08/01/2035 - 11/01/2035	2,701	2,855
2.202% due 05/01/2034	198	210
2.205% due 01/01/2036	403	429
2.210% due 02/01/2035	1,386	1,481
2.215% due 03/01/2033	104	111
2.221% due 12/01/2034	39	41
2.230% due 09/01/2023	81	82
2.235% due 05/01/2024 - 12/01/2036	5,377	5,724
2.237% due 03/01/2035	608	647
2.243% due 04/01/2033 - 12/01/2033	232	246
2.244% due 02/01/2035	1,610	1,712
2.250% due 01/01/2020 - 12/01/2025	72	74
2.253% due 07/01/2035	408	423
2.257% due 11/01/2019	18	18
2.258% due 09/01/2035	3,305	3,504
2.260% due 06/01/2035	70	72
2.265% due 12/01/2035	4	4
2.272% due 03/01/2025	196	209
2.273% due 11/01/2034	872	927
2.275% due 05/25/2035	11,007	11,619
2.277% due 12/01/2033	672	715
2.284% due 11/01/2025	39	41
2.286% due 07/01/2033 - 04/01/2038	19	20
2.290% due 11/01/2025	63	66
2.298% due 11/01/2035	344	368
2.299% due 04/01/2035	36	39
2.300% due 02/01/2035 - 01/01/2036	582	626
2.302% due 05/01/2037	23	24
2.305% due 09/01/2035	697	742
2.310% due 09/01/2035 - 02/01/2036	2,535	2,705
2.315% due 11/01/2023	91	93
2.317% due 09/01/2034	8,231	8,704
2.321% due 06/01/2035	856	912
2.325% due 12/01/2023 - 06/01/2025	82	82
2.330% due 03/01/2035	37	38
2.335% due 05/01/2035	6,903	7,310
2.336% due 11/01/2025	258	274
2.339% due 11/01/2024 - 05/01/2033	495	517
2.340% due 08/01/2027 - 04/01/2034	761	808
2.343% due 10/01/2024	51	52
2.344% due 12/01/2022 - 05/01/2025	107	111
2.345% due 07/01/2026 - 05/01/2036	1,373	1,461
2.350% due 02/01/2027	117	121
2.355% due 08/01/2035	1,491	1,591
2.356% due 01/01/2026	44	45
2.359% due 03/01/2034	2,796	2,960
2.361% due 09/01/2037	43	45
2.365% due 01/01/2037	127	136
2.367% due 07/01/2034 - 08/01/2035	434	460
2.368% due 05/01/2030 - 04/01/2034	25	25
2.373% due 03/01/2035	14	15
2.376% due 08/01/2026	47	49
2.379% due 09/01/2035	96	102
2.385% due 08/01/2033 - 05/01/2035	4,163	4,441

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.387% due 07/01/2035	$28	$29
2.390% due 07/01/2021 - 09/01/2029	26	27
2.393% due 09/01/2033	56	60
2.397% due 08/01/2035	3,133	3,339
2.402% due 02/01/2028 - 09/01/2033	42	43
2.409% due 05/01/2035 - 02/01/2036	124	133
2.410% due 03/01/2036	175	187
2.420% due 02/01/2019 - 10/01/2024	54	56
2.426% due 12/01/2025	174	180
2.430% due 09/01/2024	73	73
2.435% due 06/01/2034 - 07/01/2035	1,703	1,800
2.438% due 01/01/2035	763	811
2.441% due 05/01/2026	23	24
2.445% due 04/01/2027	18	19
2.450% due 06/01/2024	7	7
2.452% due 10/01/2035	407	434
2.453% due 06/01/2035	3,612	3,853
2.459% due 04/01/2024	128	131
2.460% due 07/01/2035	62	65
2.463% due 06/01/2035	57	61
2.468% due 05/01/2035	1,383	1,471
2.470% due 07/01/2026	7	7
2.472% due 09/01/2037	3	3
2.474% due 09/01/2035	1,183	1,252
2.475% due 05/01/2022	2	2
2.482% due 01/01/2037	15	15
2.484% due 06/01/2025	204	213
2.490% due 08/01/2035	300	319
2.491% due 07/01/2020	23	24
2.494% due 09/01/2019	198	207
2.500% due 02/01/2024 - 06/01/2030	59	60
2.504% due 09/01/2035 - 01/01/2036	653	693
2.505% due 03/01/2036	174	186
2.508% due 06/01/2035 - 08/01/2035	2,134	2,279
2.519% due 08/01/2035	115	118
2.521% due 07/01/2017	132	132
2.526% due 07/01/2034	1,690	1,803
2.533% due 08/01/2023	17	17
2.535% due 05/01/2030	5	6
2.538% due 09/01/2017 - 02/01/2028	202	212
2.540% due 08/01/2035	29	30
2.547% due 07/01/2035	1,321	1,404
2.550% due 08/01/2031	98	100
2.552% due 11/01/2034	1,803	1,923
2.565% due 11/01/2025	46	47
2.575% due 10/01/2027	31	31
2.611% due 08/01/2027	58	60
2.621% due 12/01/2027	126	131
2.625% due 10/01/2023 - 04/01/2035	1,374	1,460
2.633% due 12/01/2030	10	10
2.657% due 10/01/2026	7	7
2.662% due 07/01/2035 - 08/01/2035	967	1,024
2.663% due 06/01/2033	70	75
2.680% due 02/01/2022 - 06/01/2022	5,405	5,536
2.683% due 06/01/2035	480	513
2.725% due 12/01/2026	9	9
2.750% due 01/01/2018 - 09/01/2022	11,476	11,940
2.752% due 05/01/2035	30	33
2.790% due 07/01/2022	4,256	4,422
2.800% due 03/01/2018 - 08/01/2022	12,258	12,717
2.825% due 02/01/2020	11	11
2.829% due 03/01/2023	77	78
2.830% due 07/01/2022	3,584	3,732
2.833% due 09/01/2035	472	500
2.847% due 04/01/2026	11	11
2.850% due 06/01/2022	98	103
2.870% due 03/01/2022 - 09/01/2027	147,322	148,179
2.920% due 03/01/2022	3,902	4,092
2.936% due 02/01/2021	14	14
2.955% due 05/01/2023	96	98
2.960% due 05/01/2022 - 07/01/2022	6,843	7,173
2.961% due 12/01/2017	88	89
2.977% due 08/01/2022	190	198
3.000% due 01/01/2022 - 11/01/2045	3,801,041	3,882,127

6	See Accompanying Notes

September 30, 2015

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.025% due 11/01/2022	$8	$8
3.040% due 04/01/2022	3,048	3,217
3.044% due 05/01/2022	8,539	9,001
3.085% due 04/01/2018	38	38
3.156% due 05/01/2022	579	611
3.263% due 10/01/2027	85	86
3.312% due 02/01/2033	1	1
3.330% due 11/01/2021	15,765	16,682
3.345% due 09/01/2021	2	2
3.375% due 03/01/2023	51	51
3.380% due 11/01/2021	1,030	1,117
3.405% due 02/01/2021	15	16
3.414% due 10/01/2020	378	406
3.420% due 11/01/2021	5,266	5,625
3.434% due 03/01/2022	64,957	69,555
3.445% due 07/01/2024	22	22
3.500% due 10/01/2018 - 11/01/2045	11,630,224	12,146,034
3.570% due 11/01/2021	2,733	2,941
3.600% due 11/01/2035	483	498
3.619% due 12/01/2020	278	300
3.624% due 10/01/2035	347	368
3.697% due 08/01/2027	198	205
3.774% due 09/01/2028	31	33
3.830% due 07/01/2021	295	321
3.840% due 05/01/2018	350	373
3.956% due 02/25/2033	999	1,022
3.980% due 07/01/2021	45,500	50,482
4.000% due 03/01/2019 - 11/01/2045	12,587,625	13,417,500
4.167% due 09/01/2035	219	230
4.222% due 10/01/2035	314	333
4.295% due 11/01/2021	24	24
4.320% due 12/01/2036	296	315
4.380% due 06/01/2021	529	586
4.437% due 02/01/2028	9	10
4.500% due 11/01/2016 - 11/01/2045	4,911,650	5,325,139
4.528% due 09/01/2034	256	274
4.661% due 03/01/2023	199	206
4.760% due 12/01/2035	415	441
4.848% due 09/01/2035	8	8
5.000% due 05/11/2017 (m)	107,901	115,488
5.000% due 06/01/2018 - 11/01/2045	220,884	243,522
5.030% due 05/01/2024	2,117	2,506
5.091% due 04/01/2036	1	1
5.093% due 06/01/2029	18	18
5.100% due 11/01/2035	1,015	1,082
5.126% due 12/01/2035	290	302
5.181% due 11/01/2035	420	438
5.198% due 02/01/2016	45	45
5.216% due 10/01/2035	45	46
5.259% due 10/01/2035	583	623
5.335% due 10/01/2035 - 11/01/2035	159	168
5.351% due 12/01/2035	42	44
5.369% due 11/01/2035	682	723
5.370% due 08/25/2043	26	26
5.379% due 01/01/2036	339	357
5.500% due 09/01/2017 - 10/01/2045	590,882	658,583
5.514% due 03/01/2036	417	444
5.689% due 06/01/2036	89	90
5.750% due 12/20/2027 - 08/25/2034	1,382	1,562
5.763% due 12/25/2042	12,755	14,617
5.773% due 03/01/2036	337	356
5.776% due 02/01/2036	508	543
5.782% due 03/01/2036	501	530
5.790% due 10/01/2017	357	386
5.876% due 02/25/2037 (a)	48	8
5.906% due 06/25/2037 - 08/25/2043 (a)	45,195	10,476
5.956% due 12/25/2042 (a)	9,395	1,300
6.000% due 01/01/2016 - 10/01/2045	1,111,923	1,258,906
6.006% due 03/25/2039 (a)	48,772	5,225
6.047% due 09/01/2036	2	2

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.056% due 05/25/2037 - 01/25/2040 (a)	$2,853	$533
6.106% due 08/25/2042 (a)	38,878	9,094
6.160% due 08/01/2017	135	142
6.250% due 07/01/2024 - 02/25/2029	457	508
6.290% due 02/25/2029	80	87
6.300% due 10/17/2038	1,114	1,174
6.306% due 02/25/2037 (a)	63	11
6.356% due 07/25/2036 (a)	1,394	272
6.377% due 10/25/2042	11,181	13,075
6.406% due 12/25/2036 - 06/25/2037 (a)	1,210	217
6.446% due 12/25/2036 (a)	484	92
6.456% due 07/25/2037 (a)	991	150
6.500% due 02/01/2017 - 02/25/2047	37,045	41,834
6.566% due 05/25/2037 (a)	105	22
6.750% due 10/25/2023	87	98
6.900% due 05/25/2023	11	12
6.907% due 08/25/2037	85	93
7.000% due 03/01/2016 - 01/25/2048	5,536	6,203
7.306% due 09/25/2038 (a)	698	77
7.375% due 05/25/2022	260	296
7.500% due 07/01/2016 - 07/25/2041	1,989	2,168
7.585% due 03/25/2039	6	6
7.750% due 01/25/2022	192	205
7.780% due 01/01/2018	1,711	1,761
7.800% due 10/25/2022 - 06/25/2026	66	75
8.000% due 12/25/2016 - 08/01/2032	5,891	7,069
8.000% due 08/18/2027 (a)	3	0
8.060% due 04/01/2030	1,450	1,777
8.490% due 06/01/2025	648	706
8.500% due 06/01/2017 - 07/01/2037	1,464	1,698
8.500% due 01/25/2018 (a)	1	0
8.750% due 01/25/2021	38	41
9.000% due 04/01/2017 - 11/01/2025	380	426
9.000% due 06/25/2022 (a)	12	3
9.105% due 09/25/2028	26	27
9.210% due 10/25/2043	70,056	84,773
9.250% due 04/25/2018	3	3
9.300% due 05/25/2018 - 08/25/2019	7	7
9.500% due 01/01/2018 - 03/01/2026	171	185
9.698% due 11/25/2040	1	1
10.000% due 08/01/2017 - 05/01/2022	24	24
11.000% due 11/25/2017 - 11/01/2020	1	1
903.213% due 08/25/2021 (a)	0	1
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	6,796	6,780
2.980% due 12/06/2020	3,132	3,206
Federal Home Loan Bank
5.460% due 11/27/2015	24	24
Federal Housing Administration
1.000% due 08/01/2020	169	169
6.896% due 07/01/2020	2,245	2,132
7.110% due 05/01/2019	246	245
7.315% due 08/01/2019	1,651	1,647
7.350% due 04/01/2019	7	7
7.375% due 02/01/2018	47	47
7.430% due 10/01/2018 - 05/01/2024	1,693	1,682
7.450% due 05/01/2021	1,269	1,267
7.460% due 01/01/2023	12	12
7.465% due 11/01/2019	481	480
Freddie Mac
0.200% due 09/25/2043 (a)	1,079,835	7,835
0.234% due 12/25/2036	5,149	5,135
0.447% due 05/15/2036	3	3
0.454% due 08/25/2031	325	318
0.457% due 07/15/2034	217	218

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.507% due 02/15/2037	$4	$4
0.547% due 02/15/2037	31	31
0.557% due 12/15/2029	55	55
0.607% due 06/15/2018 - 05/15/2041	4,709	4,732
0.657% due 06/15/2023 - 12/15/2031	84	84
0.707% due 06/15/2030 - 12/15/2032	106	106
0.757% due 01/15/2042	136	137
0.787% due 05/15/2032 - 07/15/2037	6,071	6,161
0.877% due 08/15/2037	6,571	6,668
0.917% due 10/15/2037	3,093	3,138
0.927% due 05/15/2037	1,959	2,002
0.937% due 05/15/2040	43	44
0.957% due 08/15/2036	62	64
1.057% due 11/15/2039	81	82
1.194% due 05/25/2043	6,444	6,615
1.207% due 02/15/2021	6	6
1.250% due 08/01/2019	280,240	280,407
1.250% due 10/02/2019 (m)	341,110	340,572
1.360% due 10/25/2023	71	70
1.383% due 02/25/2045	19,488	20,218
1.583% due 07/25/2044	3,290	3,379
1.678% due 12/25/2018 (a)	284,919	12,179
1.680% due 01/01/2022	17	17
1.750% due 04/01/2017 - 06/01/2017	1	1
1.788% due 12/01/2026	224	232
1.805% due 06/25/2020 (a)	18,232	1,066
1.823% due 10/01/2023	25	25
1.846% due 05/01/2037	325	341
1.858% due 03/01/2024	47	47
1.875% due 12/01/2016	8	8
1.890% due 10/25/2023	354	367
1.971% due 02/01/2037	19	20
1.972% due 03/01/2035	600	638
2.000% due 09/01/2018 - 06/01/2022	9	9
2.009% due 05/01/2023	49	50
2.068% due 09/01/2035	59	62
2.124% due 04/01/2036	571	604
2.125% due 02/01/2018	2	2
2.140% due 05/01/2020	11	11
2.164% due 10/01/2022	21	22
2.183% due 01/01/2036	3	3
2.191% due 10/01/2035	359	380
2.208% due 09/01/2035	23	24
2.231% due 10/01/2035	5,731	6,093
2.234% due 07/01/2023	23	24
2.237% due 05/01/2035	8,839	9,345
2.242% due 10/01/2035	7,900	8,347
2.250% due 01/01/2019 - 02/01/2038	33	33
2.252% due 11/01/2023	65	67
2.262% due 09/01/2023	86	87
2.265% due 11/01/2026	145	149
2.274% due 06/01/2033	147	157
2.298% due 07/01/2024	20	20
2.300% due 09/01/2035	3,347	3,555
2.306% due 01/01/2037	134	143
2.312% due 07/01/2020	56	58
2.315% due 12/01/2022	2	3
2.323% due 10/25/2018	15	15
2.333% due 06/01/2021	73	75
2.337% due 02/01/2036	251	266
2.340% due 03/01/2035	10	11
2.343% due 09/01/2028	1	1
2.345% due 08/01/2035	367	389
2.347% due 07/01/2032	1	1
2.360% due 07/01/2022	51	51
2.362% due 11/01/2035	7,021	7,476
2.363% due 03/01/2036	96	102
2.365% due 10/01/2023 - 11/01/2023	113	116
2.371% due 10/01/2026	119	125
2.373% due 04/01/2024 - 01/01/2034	2,358	2,515

See Accompanying Notes	7

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.375% due 01/13/2022 - 10/01/2035	$57	$58
2.377% due 10/01/2035 - 11/01/2035	11,259	12,020
2.384% due 04/01/2029 - 10/01/2035	10,255	10,890
2.388% due 07/01/2025	134	139
2.390% due 04/01/2025	4	4
2.393% due 06/01/2037	21	22
2.395% due 02/01/2037	13	14
2.396% due 06/01/2024	143	151
2.401% due 05/01/2037	70	74
2.404% due 04/01/2025	37	37
2.415% due 04/01/2036	5	5
2.416% due 07/01/2023	48	48
2.418% due 11/01/2028	253	262
2.419% due 04/01/2025	1	1
2.426% due 10/01/2023	105	109
2.428% due 06/01/2022	157	164
2.429% due 12/01/2037	71	74
2.435% due 06/01/2035	17,172	18,261
2.441% due 10/01/2024 - 02/01/2025	37	38
2.445% due 06/01/2022 - 08/01/2023	80	83
2.446% due 08/01/2023	381	394
2.462% due 05/01/2021	272	283
2.464% due 05/01/2027	8	8
2.469% due 08/01/2035	31	33
2.472% due 09/01/2037	11	12
2.474% due 08/01/2035	18	18
2.478% due 08/01/2023	168	174
2.480% due 09/01/2023	12	12
2.481% due 10/01/2023	34	34
2.486% due 09/01/2035	140	149
2.487% due 05/01/2023	21	22
2.488% due 05/01/2022	6	6
2.490% due 08/01/2023 - 09/01/2023	45	46
2.495% due 05/01/2037	41	44
2.499% due 08/01/2035	13,249	14,125
2.500% due 05/01/2023 - 08/01/2035	344	357
2.504% due 07/01/2035	3,634	3,855
2.509% due 05/01/2036	256	273
2.514% due 03/01/2022	162	167
2.516% due 05/01/2023	28	29
2.519% due 07/01/2036	4	5
2.523% due 09/01/2023	225	238
2.527% due 01/01/2028	13	13
2.530% due 01/01/2019 - 07/01/2033	25	25
2.532% due 10/01/2024	12	12
2.547% due 12/01/2018	18	19
2.550% due 01/01/2024	7	7
2.553% due 02/01/2026	265	276
2.606% due 07/01/2035	4,158	4,434
2.607% due 07/01/2027	10	11
2.615% due 06/01/2020	8	8
2.619% due 09/01/2023	181	186
2.624% due 11/01/2034	265	282
2.630% due 10/01/2023	52	53
2.643% due 07/01/2032	43	45
2.658% due 07/01/2030	458	481
2.670% due 06/01/2030	289	302
2.671% due 10/01/2020	3	3
2.754% due 08/01/2023	26	27
2.762% due 01/01/2021	8	8
2.780% due 10/01/2020	13	13
2.827% due 03/01/2021	106	109
2.861% due 01/25/2036	3,042	3,181
2.946% due 08/15/2032	1,711	1,790
2.948% due 07/01/2019	52	53
2.959% due 05/01/2018	25	25
2.972% due 05/01/2020	4	4
3.000% due 03/01/2027	33	35
3.000% due 08/15/2027 (a)	19,885	1,883
3.026% due 07/01/2019	1	1
3.049% due 05/01/2018	43	43

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.156% due 04/01/2029	$14	$15
3.199% due 12/01/2035	221	232
3.200% due 01/01/2019	1	1
3.415% due 05/01/2018	18	18
3.500% due 09/01/2018 - 11/01/2045	1,128,267	1,171,846
3.750% due 03/27/2019	142,200	154,853
4.000% due 09/15/2018 - 11/01/2045	431,729	459,571
4.019% due 01/25/2047	100	104
4.500% due 03/01/2018 - 11/01/2045	1,088,093	1,178,450
5.000% due 10/01/2016 - 07/01/2040	27,942	30,272
5.231% due 10/01/2035	168	174
5.323% due 11/01/2035	243	251
5.500% due 09/01/2017 - 07/01/2047	90,958	100,981
5.536% due 03/01/2036	229	237
5.793% due 06/15/2042 - 08/15/2042 (a)	69,928	13,558
5.862% due 04/01/2036	312	322
5.950% due 06/15/2028	18,338	20,217
6.000% due 02/01/2016 - 10/15/2036	55,653	62,689
6.043% due 02/15/2038 (a)	684	126
6.093% due 05/15/2039 (a)	723	133
6.243% due 03/15/2037 (a)	373	69
6.250% due 12/15/2028	294	332
6.293% due 08/15/2036 (a)	304	62
6.303% due 12/15/2041 (a)	29,745	4,326
6.373% due 09/15/2036 (a)	420	84
6.443% due 11/15/2036 (a)	16,225	2,950
6.500% due 01/01/2016 - 10/25/2043	82,343	94,072
6.950% due 07/15/2021 - 08/15/2021	25	27
7.000% due 03/01/2017 - 10/25/2043	15,580	18,066
7.000% due 09/15/2023 (a)	6	1
7.400% due 02/01/2021	80	80
7.500% due 02/01/2016 - 11/01/2037	5,387	6,234
7.645% due 05/01/2025	5,552	5,941
7.800% due 09/15/2020	1	1
8.000% due 08/01/2016 - 06/01/2030	858	972
8.250% due 06/15/2022	56	63
8.500% due 12/01/2016 - 06/01/2030	496	552
8.750% due 12/15/2020	25	28
8.780% due 11/15/2033	986	1,136
8.900% due 11/15/2020	99	108
9.000% due 08/01/2016 - 07/01/2030	176	195
9.000% due 05/01/2022 (a)	1	0
9.190% due 09/15/2043 - 12/15/2043	38,895	47,072
9.250% due 07/01/2017	1	1
9.500% due 09/01/2016 - 12/01/2022	90	96
10.000% due 06/01/2017 - 03/01/2021	5	5
10.500% due 10/01/2017 - 01/01/2021	3	3
11.000% due 07/25/2018 - 05/01/2020	0	1
11.460% due 09/15/2041	12	13
12.580% due 02/15/2041	6	7
12.810% due 03/15/2044	10,355	10,708
20.079% due 05/15/2033	413	617
37.401% due 08/15/2037	1,145	2,152
Ginnie Mae
0.609% due 06/16/2031 - 03/16/2032	197	197
0.652% due 06/20/2065	50,146	50,009
0.659% due 11/16/2029	25	25
0.668% due 09/20/2065	40,835	40,688
0.709% due 02/16/2030 - 04/16/2032	865	870

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.759% due 12/16/2025	$34	$34
0.772% due 06/20/2065	7,499	7,488
0.809% due 02/16/2030	769	780
0.812% due 08/20/2065	50,739	50,588
0.859% due 02/16/2030	346	352
1.147% due 11/16/2043 (a)	130,380	6,969
1.166% due 03/20/2031	53	54
1.229% due 02/20/2060	40,873	41,455
1.625% due 07/20/2017 - 07/20/2034	21,095	21,914
1.750% due 02/20/2017 - 04/20/2041	31,128	32,178
2.000% due 05/20/2017 - 08/20/2030	7,655	7,935
2.250% due 01/20/2025	9	10
2.500% due 06/20/2021 - 07/15/2043	571	571
3.000% due 12/20/2018 - 10/01/2045	11,109	11,343
3.500% due 12/20/2017 - 12/01/2045	895,986	937,840
3.950% due 07/15/2025	96	103
4.000% due 12/20/2015 - 11/01/2045	792,543	844,311
4.000% due 02/20/2044 (a)	96,891	11,472
4.500% due 11/16/2028 - 08/15/2033	1,657	1,786
4.750% due 07/20/2035	2,362	2,593
5.000% due 07/15/2033 - 10/01/2045	28,978	32,076
5.500% due 05/20/2017 - 03/16/2034	1,815	2,120
5.534% due 03/20/2040 (a)	42,505	6,485
5.884% due 07/20/2041 (a)	40,061	5,370
5.984% due 06/20/2043 (a)	57,692	7,642
6.000% due 05/15/2016 - 12/20/2041	12,538	14,289
6.250% due 03/16/2029	203	233
6.391% due 07/16/2031 - 08/16/2033 (a)	1,436	339
6.500% due 11/15/2023 - 09/20/2038	14,015	16,003
6.750% due 10/16/2040	1,827	2,023
7.000% due 12/15/2022 - 10/15/2034	1,913	2,176
7.500% due 11/20/2017 - 02/15/2035	402	471
7.750% due 08/20/2025 - 12/15/2040	1,462	1,468
8.000% due 01/15/2017 - 10/20/2031	501	567
8.250% due 04/15/2020	16	17
8.300% due 06/15/2019	5	5
8.500% due 07/15/2016 - 04/15/2031	334	375
9.000% due 04/20/2016 - 01/15/2031	282	301
9.500% due 09/15/2016 - 12/15/2026	103	108
10.000% due 02/20/2016 - 02/15/2025	47	49
10.250% due 02/20/2019	4	4
10.500% due 12/15/2015 - 09/15/2021	14	12
Jamaica Housing Development AID Bond
0.575% due 10/01/2018	2,258	2,260
Small Business Administration
0.875% due 05/25/2021	34	34
1.000% due 03/25/2025 - 07/25/2025	26	26
1.100% due 01/25/2019	34	34
4.190% due 03/01/2030	14,480	15,729
4.340% due 03/01/2024	59	63
4.350% due 07/01/2023	151	160
4.580% due 03/01/2018	98	101
4.625% due 02/01/2025	389	416
4.770% due 04/01/2024	253	271
4.840% due 02/01/2023 - 05/01/2025	6,093	6,550
4.870% due 12/01/2024	475	511

8	See Accompanying Notes

September 30, 2015

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.890% due 12/01/2023	$271	$294
4.930% due 01/01/2024	561	609
4.950% due 03/01/2025	503	546
5.110% due 05/01/2017 - 08/01/2025	203	219
5.120% due 11/01/2017	30	30
5.130% due 09/01/2023	1,253	1,371
5.190% due 01/01/2017 - 07/01/2024	88	94
5.200% due 11/01/2015	10	10
5.230% due 11/01/2016	26	26
5.240% due 08/01/2023	130	143
5.310% due 05/01/2027	161	179
5.320% due 04/01/2027	202	224
5.340% due 11/01/2021	1,045	1,123
5.370% due 09/01/2016	24	25
5.471% due 03/10/2018	141	152
5.520% due 06/01/2024	1,656	1,822
5.680% due 05/01/2016	9	9
5.725% due 09/10/2018	2,072	2,166
5.780% due 08/01/2027	34	38
5.820% due 07/01/2027	1,320	1,491
5.870% due 07/01/2028	344	390
5.902% due 02/10/2018	1,233	1,319
6.020% due 08/01/2028	336	385
6.070% due 07/01/2026	408	462
6.340% due 03/01/2021	839	917
6.440% due 02/01/2021	270	296
6.700% due 12/01/2016	248	254
6.900% due 12/01/2020	342	368
6.950% due 11/01/2016	47	48
7.060% due 11/01/2019	200	216
7.150% due 03/01/2017	76	78
7.190% due 12/01/2019	87	94
7.200% due 10/01/2019	131	141
7.220% due 11/01/2020	109	118
7.500% due 04/01/2017	46	48
7.630% due 06/01/2020	431	465
7.700% due 07/01/2016	15	16
Vendee Mortgage Trust
0.397% due 06/15/2023 (a)	7,481	73
6.436% due 01/15/2030	1,029	1,180
6.500% due 09/15/2024	5,908	6,646

Total U.S. Government Agencies (Cost $44,076,407)		44,382,547

U.S. TREASURY OBLIGATIONS 42.9%
U.S. Treasury Bonds
2.250% due 11/15/2024 (k)(m)	4,055,466	4,133,590
2.375% due 08/15/2024	405,850	418,218
2.500% due 05/15/2024 (m)	288,300	300,476
2.625% due 08/15/2020 (m)(o)	2,445	2,588
2.750% due 08/15/2042	1,090,400	1,064,375
2.750% due 11/15/2042	1,505,800	1,467,645
2.875% due 05/15/2043	37,940	37,846
2.875% due 08/15/2045 (k)	1,471,000	1,471,459
3.000% due 05/15/2042 (m)	1,114,600	1,144,381
3.000% due 11/15/2044 (m)	2,266,716	2,316,890
3.000% due 05/15/2045 (k)	25,000	25,609
3.125% due 02/15/2042	443,000	466,592
3.125% due 02/15/2043	268,800	281,722
3.125% due 08/15/2044	4,690,657	4,912,975
3.375% due 05/15/2044	886,925	974,162
3.625% due 02/15/2044	18,013	20,728
4.250% due 05/15/2039	291,000	367,077
4.375% due 11/15/2039	526,400	675,875
4.375% due 05/15/2040	265,600	341,185
4.500% due 02/15/2036	65	85
4.500% due 05/15/2038	65,000	85,104
4.500% due 08/15/2039	146,400	191,145
4.625% due 02/15/2040	366,400	487,286
6.000% due 02/15/2026	318	435
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2017 (m)	167,591	167,044
0.125% due 04/15/2020 (m)	411,105	408,883
0.125% due 01/15/2022	1,685,160	1,644,787
0.125% due 07/15/2022 (m)	1,274,743	1,245,090

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.125% due 01/15/2023	$24,948	$24,092
0.125% due 07/15/2024	32,717	31,273
0.250% due 01/15/2025	73,276	70,348
0.375% due 07/15/2023	26,165	25,755
0.375% due 07/15/2025 (k)	86,850	84,728
0.625% due 07/15/2021 (m)	775,107	786,935
0.625% due 02/15/2043	45,570	38,519
0.750% due 02/15/2042	46,155	40,531
0.750% due 02/15/2045	425,082	369,868
1.375% due 02/15/2044	18,125	18,445
1.750% due 01/15/2028	1,927,593	2,134,948
2.000% due 01/15/2026	2,385,241	2,681,034
2.375% due 01/15/2017 (m)	191,359	196,547
2.375% due 01/15/2025	1,769,971	2,040,042
2.375% due 01/15/2027	2,616,176	3,067,689
2.500% due 01/15/2029	1,395,992	1,678,017
3.625% due 04/15/2028	144,603	192,018
3.875% due 04/15/2029	378,649	523,004
U.S. Treasury Notes
0.375% due 01/15/2016 (m)	7,421	7,428
0.375% due 01/31/2016 (m)	17,604	17,622
0.375% due 04/30/2016 (o)	152	152
0.375% due 05/31/2016 (m)	3,638	3,641
0.500% due 09/30/2016 (m)(o)	260,000	260,293
0.500% due 01/31/2017 (m)	3,329	3,331
0.500% due 04/30/2017 (m)	1,196	1,195
0.625% due 07/15/2016 (m)	2,259	2,265
0.625% due 12/31/2016 (m)	4,534	4,544
0.750% due 06/30/2017 (o)	321	322
0.750% due 10/31/2017 (o)	216	216
0.750% due 12/31/2017 (o)	249	249
0.750% due 03/31/2018 (o)	165	165
0.875% due 01/31/2017 (m)	1,729	1,738
0.875% due 02/28/2017 (o)	197	198
0.875% due 04/30/2017 (o)	45	45
0.875% due 07/15/2017 (o)	170	171
0.875% due 10/15/2017 (o)	73	73
0.875% due 01/31/2018 (o)	214	215
1.000% due 09/15/2017 (o)	42	42
1.000% due 12/15/2017 (m)	2,150	2,164
1.375% due 07/31/2018 (m)	717	727
1.375% due 03/31/2020 (m)(o)	72,068	72,315
1.375% due 04/30/2020 (m)(o)	92,100	92,369
1.375% due 05/31/2020 (o)	25	25
1.500% due 08/31/2018 (m)	2,440	2,482
1.500% due 12/31/2018 (o)	15	15
1.500% due 10/31/2019 (o)	1,120	1,133
1.500% due 11/30/2019 (m)	1,544	1,561
1.500% due 05/31/2020 (m)(o)	21,000	21,190
1.500% due 01/31/2022 (m)(o)	101,400	100,322
1.625% due 07/31/2019 (m)	1,310	1,333
1.625% due 12/31/2019 (o)	98	100
1.625% due 06/30/2020 (m)(o)	45,400	45,988
1.750% due 09/30/2019 (m)(o)	815	832
1.750% due 04/30/2022 (m)	97,600	97,833
1.750% due 09/30/2022	531,200	531,117
2.000% due 08/31/2021 (o)	300	307
2.000% due 10/31/2021 (m)	56,900	58,102
2.000% due 07/31/2022	429,200	436,689
2.125% due 01/31/2021 (m)	781	806
2.125% due 09/30/2021 (m)	725	746
2.375% due 05/31/2018 (o)	239	249
2.625% due 02/29/2016 (m)	1,478	1,493
2.750% due 02/15/2024 (m)(o)	317,675	337,794

Total U.S. Treasury Obligations (Cost $41,479,647)		40,768,642

MORTGAGE-BACKED SECURITIES 10.2%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	2,507	2,570

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Adjustable Rate Mortgage Trust
0.314% due 08/25/2036		$8,047	$5,038
0.734% due 11/25/2035		36	30
1.344% due 03/25/2035		7,857	6,787
2.512% due 09/25/2035		3,541	2,760
2.550% due 07/25/2035		1,968	1,815
2.643% due 03/25/2035		4,480	4,292
2.695% due 11/25/2035		7,101	6,533
2.697% due 10/25/2035 ^		10,777	9,792
2.747% due 01/25/2036		3,442	3,024
2.749% due 08/25/2035		4,065	3,991
2.763% due 09/25/2035		433	382
2.809% due 11/25/2035 ^		771	661
3.022% due 07/25/2035		4,897	4,685
3.048% due 03/25/2036 ^		345	273
4.192% due 01/25/2036 ^		7,918	7,050
American Home Mortgage Assets Trust
0.314% due 10/25/2046		19,581	13,597
0.384% due 05/25/2046 ^		28,716	21,159
2.545% due 11/25/2035 ^		11,827	9,883
American Home Mortgage Investment Trust
0.494% due 02/25/2045		1,378	1,382
2.034% due 09/25/2045		5,006	4,866
2.160% due 09/25/2035		197	196
2.284% due 12/25/2035		2,668	1,848
2.284% due 11/25/2045 ^		9,415	7,339
2.314% due 10/25/2034		11,234	11,249
2.343% due 02/25/2044		54	53
2.534% due 02/25/2045		8,810	8,962
Arkle Master Issuer PLC
1.476% due 05/17/2060	EUR	133	149
2.021% due 05/17/2060		$20,233	20,279
Arran Residential Mortgages Funding PLC
1.376% due 05/16/2047	EUR	89,726	100,411
Banc of America Alternative Loan Trust
0.594% due 05/25/2035 ^		$1,103	848
5.000% due 08/25/2019		408	420
5.500% due 06/25/2037 ^		1,803	1,298
6.000% due 03/25/2034		4,067	4,278
6.000% due 11/25/2035 ^		1,738	1,641
6.000% due 07/25/2046 ^		2,794	2,316
Banc of America Commercial Mortgage Trust
5.369% due 10/10/2045		9,200	9,249
5.414% due 09/10/2047		15,229	15,537
5.451% due 01/15/2049		4,777	4,990
5.784% due 04/10/2049		9,454	9,820
5.889% due 07/10/2044		546	555
Banc of America Funding Ltd.
0.419% due 11/03/2041		16,326	16,121
Banc of America Funding Trust
0.299% due 04/25/2037		467	347
0.406% due 10/20/2036		21,957	17,169
0.406% due 10/20/2046 ^		3,987	3,160
0.409% due 04/25/2037 ^		4,184	3,017
0.426% due 04/20/2047 ^		7,343	5,783
0.456% due 04/20/2035		1,308	1,278
0.506% due 05/20/2035 ^		1,259	881
0.516% due 02/20/2035		1,301	1,242
0.599% due 05/25/2037 ^		7,222	5,335
2.525% due 02/20/2036		1,587	1,298
2.622% due 03/20/2036		1,064	983
2.662% due 11/20/2035 ^		2,330	2,079
2.746% due 09/20/2034		464	462
2.754% due 03/20/2035		1,145	1,143
2.914% due 01/20/2047 ^		155	132
2.946% due 11/20/2034		6,498	6,271
2.985% due 09/20/2047 ^		8,836	6,634
3.000% due 10/20/2046 ^		2,883	2,184
4.750% due 10/25/2018		5	5
5.195% due 04/20/2036 ^		5,383	4,684
5.281% due 09/20/2046 ^		4,868	4,042
5.356% due 10/20/2046 ^		4,505	3,695
5.399% due 05/20/2036 ^		2,733	2,521
5.500% due 09/25/2034		7,679	7,685
5.730% due 03/20/2036		399	361
5.750% due 09/25/2036		3,488	3,550
5.753% due 10/25/2036 ^		1,049	870
5.837% due 01/25/2037 ^		913	767
5.888% due 04/25/2037 ^		2,930	2,652
6.000% due 09/25/2036		5,353	5,194
6.000% due 09/25/2036 ^		505	457

See Accompanying Notes	9

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Banc of America Mortgage Trust
0.894% due 11/25/2035 ^	$300	$262
2.314% due 11/25/2034	1,162	1,113
2.628% due 11/25/2034	2,033	2,035
2.646% due 02/25/2035	2,501	2,467
2.676% due 07/25/2034	205	210
2.681% due 01/25/2036	4,820	4,144
2.688% due 04/25/2034	141	143
2.715% due 11/25/2035 ^	1,327	1,232
2.729% due 05/25/2034	833	834
2.748% due 07/25/2035	2,443	2,333
2.789% due 05/25/2033	1,330	1,348
2.791% due 07/25/2035 ^	1,936	1,805
2.797% due 09/25/2033	1,204	1,201
2.813% due 08/25/2035 ^	11,147	10,230
2.825% due 06/25/2033	449	453
2.964% due 02/25/2035	1,271	1,251
3.030% due 07/25/2035	1,038	1,015
3.078% due 11/25/2034	2,095	1,986
3.549% due 07/20/2032	517	527
5.500% due 12/25/2020	581	595
5.500% due 11/25/2035 ^	374	358
5.500% due 05/25/2037 ^	828	625
6.000% due 10/25/2036 ^	5,511	4,690
6.000% due 07/25/2046 ^	2,130	2,002
6.500% due 10/25/2031	46	49
6.500% due 09/25/2033	2,283	2,311
Banc of America Re-REMIC Trust
5.664% due 06/24/2050	30,741	31,639
5.675% due 02/17/2051	80,620	83,309
6.145% due 02/15/2051	37,694	38,621
Bayview Commercial Asset Trust
0.624% due 08/25/2034	400	382
BCAP LLC Trust
0.321% due 02/28/2037	19,314	16,636
0.337% due 09/28/2036	41,483	32,900
0.339% due 11/26/2036	6,188	5,537
0.347% due 01/28/2037	16,654	16,119
0.356% due 04/28/2036	16,343	15,518
0.357% due 12/28/2036	19,843	17,074
0.359% due 11/26/2036	30,000	23,885
0.361% due 11/28/2036	22,237	18,548
0.369% due 08/26/2033	51,051	44,438
0.369% due 08/26/2046	3,000	2,786
0.369% due 06/28/2047	52,286	44,189
0.379% due 06/26/2037	27,178	22,641
0.381% due 07/28/2036	38,692	30,757
0.381% due 09/28/2046	19,109	16,250
0.387% due 10/28/2036	19,264	17,693
0.389% due 11/28/2046	25,222	24,424
0.403% due 07/26/2036	7,456	7,114
0.404% due 05/25/2047	164	123
0.409% due 05/26/2047	3,793	3,674
0.411% due 06/28/2037	19,750	17,100
0.414% due 05/25/2047 ^	20,508	15,607
0.441% due 07/26/2035	3,583	3,314
0.441% due 08/28/2036	23,900	20,714
0.469% due 11/28/2035	44,369	40,551
0.491% due 07/28/2035	18,657	16,255
0.498% due 11/28/2035	19,084	16,454
0.499% due 03/26/2036	34,000	29,366
0.511% due 10/28/2035	15,214	13,112
0.521% due 11/26/2035	7,292	7,059
0.521% due 01/28/2036	18,955	15,596
0.521% due 02/28/2036	26,984	21,488
0.533% due 11/26/2035	9,063	8,753
0.549% due 05/26/2036	23,503	22,698
0.579% due 01/28/2036	30,455	26,880
0.591% due 11/28/2046	22,482	19,062
0.671% due 12/28/2035	19,600	18,636
0.699% due 02/26/2031	15,545	15,355
0.719% due 11/26/2035	2,045	2,005
0.791% due 06/28/2035	22,800	21,835
0.894% due 09/28/2037	42,237	36,204
0.916% due 04/28/2047	19,288	16,913
0.923% due 01/26/2047	20,291	18,016
0.926% due 12/28/2034	15,730	15,022
0.938% due 05/28/2047	22,167	18,862
0.939% due 01/26/2036	1,651	1,636

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.978% due 12/28/2046	$25,670	$23,548
1.023% due 11/26/2046	5,424	5,240
1.129% due 01/26/2035	46,787	40,367
1.163% due 07/28/2046	30,078	27,341
1.199% due 08/26/2037	25,607	23,880
1.499% due 11/28/2035	31,458	27,208
1.673% due 10/26/2035	4,124	4,135
1.956% due 07/28/2047	75,368	66,785
2.148% due 03/28/2037	28,970	26,064
2.187% due 10/28/2046	16,523	15,088
2.271% due 01/28/2038	87,032	76,247
2.286% due 12/28/2036	16,613	15,011
2.297% due 02/28/2037	16,260	14,239
2.313% due 02/28/2036	19,171	17,519
2.322% due 03/28/2036	18,329	17,155
2.339% due 08/28/2036	20,295	17,589
2.352% due 12/28/2035	25,386	24,393
2.387% due 06/28/2036	27,179	23,923
2.420% due 08/28/2036	52,908	49,554
2.426% due 01/26/2034	2,402	2,392
2.428% due 05/28/2036	23,452	19,497
2.432% due 01/28/2036	19,489	18,014
2.469% due 05/28/2035	67,817	67,504
2.482% due 02/26/2036	8,958	9,030
2.492% due 03/28/2036	16,718	13,955
2.499% due 09/28/2035	34,756	34,231
2.519% due 02/28/2036	20,016	17,246
2.581% due 05/28/2035	99,729	95,710
2.583% due 11/28/2037	20,616	16,731
2.586% due 03/26/2037	5,452	5,334
2.599% due 04/28/2036	15,642	15,191
2.603% due 03/28/2037	34,732	30,862
2.615% due 05/28/2036	20,433	18,569
2.652% due 03/28/2036	88,325	89,282
2.653% due 10/26/2036	5,109	5,174
2.660% due 10/28/2035	24,647	24,350
2.670% due 06/26/2035	7,331	7,352
2.671% due 12/28/2036	48,575	43,523
2.676% due 05/26/2036	13,539	10,787
2.680% due 10/28/2035	20,306	19,756
2.689% due 07/26/2036	11,577	10,349
2.697% due 10/28/2035	43,674	35,696
2.699% due 09/28/2035	15,560	13,538
2.708% due 08/28/2035	35,406	35,312
2.711% due 10/28/2035	12,743	12,607
2.730% due 09/28/2035	26,787	26,863
2.739% due 07/28/2036	33,001	31,763
2.753% due 10/28/2035	65,501	65,090
2.756% due 02/28/2036	32,576	28,780
2.769% due 03/26/2037	6,654	5,353
2.772% due 10/26/2035	20,678	20,127
2.781% due 09/26/2035	22,049	20,103
2.790% due 08/26/2036	14,825	10,075
2.795% due 06/28/2047	35,122	30,371
3.188% due 10/28/2035	20,186	19,431
3.457% due 03/28/2036	17,022	17,060
3.504% due 11/28/2035	39,499	36,848
3.719% due 03/26/2036	26,137	23,611
3.749% due 11/28/2035	43,960	43,352
3.831% due 12/28/2036	19,304	17,789
3.836% due 07/28/2037	17,680	15,039
4.564% due 02/28/2036	17,900	16,454
4.847% due 07/26/2036	2,015	1,646
4.868% due 08/28/2036	204,736	202,904
5.000% due 01/26/2021	6,759	6,903
5.250% due 06/26/2036	64,096	53,825
5.250% due 04/26/2037	60,566	56,205
5.250% due 06/26/2037	6,200	6,212
5.250% due 08/26/2037	8,834	9,212
5.261% due 07/28/2036	137,068	133,961
5.345% due 03/26/2037	28,838	28,167
5.500% due 11/25/2034	8,344	7,695
5.885% due 08/28/2046	17,146	15,685
6.000% due 10/28/2036	14,153	13,226
6.000% due 02/26/2037	21,998	21,608
6.000% due 05/28/2037	33,673	32,486
6.000% due 07/28/2037	13,723	13,562
6.000% due 08/28/2037	35,697	32,888

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.229% due 02/26/2035	$17,593	$18,129
6.984% due 10/26/2037	4,785	4,540
BCRR Trust
5.858% due 07/17/2040	7,003	7,158
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036	8,595	8,548
2.459% due 04/25/2033	1,501	1,511
2.459% due 05/25/2034	12	12
2.511% due 04/25/2033	113	114
2.526% due 01/25/2034	42	40
2.551% due 01/25/2035	212	205
2.564% due 08/25/2033	26	26
2.578% due 04/25/2033	783	776
2.587% due 06/25/2035 ^	1,365	1,215
2.591% due 05/25/2033	889	895
2.595% due 02/25/2033	87	82
2.625% due 04/25/2034	65	64
2.625% due 05/25/2034	4	4
2.647% due 03/25/2035	3,819	3,719
2.656% due 08/25/2035	2,583	2,301
2.724% due 02/25/2047	5,690	4,942
2.725% due 01/25/2034	2,816	2,866
2.747% due 03/25/2035	3,441	3,320
2.752% due 01/25/2034	1,990	1,993
2.753% due 10/25/2035	8,144	8,162
2.767% due 11/25/2030	1,833	1,765
2.770% due 04/25/2034	1,879	1,867
2.770% due 11/25/2034	4,688	4,542
2.826% due 07/25/2034	792	780
2.833% due 02/25/2034	1,430	1,405
2.913% due 01/25/2035	989	968
2.916% due 07/25/2034	302	295
2.934% due 09/25/2034	2,358	2,288
4.157% due 02/25/2036	1,834	1,731
Bear Stearns ALT-A Trust
0.354% due 02/25/2034	3,391	3,112
0.394% due 02/25/2034	47	40
0.514% due 08/25/2036 ^	19,394	14,288
0.514% due 01/25/2047	6,294	4,509
0.534% due 08/25/2036	5,679	4,370
0.634% due 04/25/2035	1,773	1,718
0.674% due 02/25/2036	2,756	2,286
0.694% due 03/25/2035	459	453
0.874% due 09/25/2034	916	913
0.894% due 09/25/2034	1,966	1,918
2.112% due 10/25/2033	120	112
2.332% due 02/25/2034	131	119
2.379% due 03/25/2036	22,069	15,342
2.389% due 12/25/2033	1,865	1,895
2.399% due 01/25/2036 ^	15,471	12,688
2.428% due 04/25/2035	15	15
2.521% due 05/25/2036 ^	11,149	7,744
2.541% due 05/25/2035	264	260
2.545% due 08/25/2036 ^	6,239	3,968
2.567% due 03/25/2036	7,787	5,763
2.581% due 05/25/2035	1,070	1,060
2.584% due 08/25/2034	106	108
2.611% due 02/25/2034	3,554	3,675
2.686% due 09/25/2034	1,233	1,162
2.703% due 02/25/2036 ^	1,809	1,412
2.709% due 11/25/2036	202	147
2.784% due 11/25/2036	1,983	1,525
2.838% due 08/25/2036 ^	92	69
2.869% due 01/25/2035	3,460	2,696
2.947% due 03/25/2036 ^	12,196	9,486
4.139% due 11/25/2036 ^	8,818	6,742
4.254% due 11/25/2035 ^	7,782	5,901
4.326% due 05/25/2036 ^	11,682	8,279
5.022% due 12/25/2046 ^	1,049	766
5.212% due 07/25/2035 ^	15,677	12,934
Bear Stearns Asset-Backed Securities Trust
0.594% due 11/25/2034	2,481	2,079
5.500% due 01/25/2034	49	51
Bear Stearns Commercial Mortgage Securities Trust
5.291% due 10/12/2042	19	19
5.331% due 02/11/2044	43,130	45,038
5.405% due 12/11/2040	168	168
5.603% due 03/11/2039	15,292	15,364
5.703% due 06/11/2050	310	311

10	See Accompanying Notes

September 30, 2015

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.843% due 06/11/2040		$777	$780
5.895% due 06/11/2040		152	152
5.901% due 09/11/2038		227	230
7.000% due 05/20/2030		4,511	4,775
Bear Stearns Mortgage Securities, Inc.
2.744% due 06/25/2030		16	16
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036		4,459	3,693
2.641% due 12/26/2046		3,879	2,938
Bella Vista Mortgage Trust
0.446% due 05/20/2045		38	30
Berica ABS SRL
0.285% due 12/31/2055	EUR	28,265	31,340
Chase Mortgage Finance Trust
2.432% due 12/25/2035 ^		$11,372	10,572
2.447% due 12/25/2035 ^		4,895	4,464
2.569% due 02/25/2037		676	672
2.592% due 02/25/2037		5,606	5,224
2.621% due 02/25/2037		93	92
2.622% due 03/25/2037 ^		8,459	7,140
2.643% due 02/25/2037		666	663
2.658% due 02/25/2037		58	58
2.660% due 09/25/2036 ^		133	119
2.709% due 09/25/2036 ^		1,033	893
4.904% due 03/25/2037 ^		339	318
5.500% due 12/25/2022 ^		8,248	7,337
5.500% due 03/25/2037		46	42
6.000% due 11/25/2036 ^		2,291	1,988
6.000% due 02/25/2037 ^		1,446	1,231
6.000% due 03/25/2037 ^		1,211	1,083
ChaseFlex Trust
0.344% due 06/25/2036		1,590	1,583
0.534% due 08/25/2037		13,090	9,703
0.694% due 06/25/2035		3,367	2,352
4.255% due 08/25/2037 ^		1,787	1,530
5.000% due 07/25/2037 ^		3,255	2,892
6.000% due 02/25/2037 ^		2,649	2,273
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.344% due 01/25/2036		1,666	1,520
0.374% due 05/25/2036		1,947	1,708
0.404% due 10/25/2046		3,486	3,098
0.444% due 08/25/2035		852	786
Citicorp Mortgage Securities Trust
5.500% due 08/25/2022		231	233
5.500% due 12/25/2022		87	87
5.500% due 02/25/2026		187	191
5.500% due 04/25/2037		996	999
5.750% due 09/25/2037		1,045	1,060
6.000% due 06/25/2036		5,128	5,375
6.000% due 08/25/2036		1,575	1,630
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020		727	730
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050		362	380
5.899% due 12/10/2049		503	504
5.973% due 03/15/2049		333	337
Citigroup Global Markets Mortgage Securities, Inc.
0.694% due 05/25/2032		87	85
7.000% due 12/25/2018		17	18
Citigroup Mortgage Loan Trust, Inc.
0.264% due 01/25/2037		786	568
0.991% due 08/25/2035 ^		4,074	3,183
2.070% due 09/25/2035		4,579	4,466
2.344% due 10/25/2046		5,953	4,874
2.420% due 09/25/2035		31,021	31,270
2.462% due 08/25/2035		6,586	4,473
2.567% due 02/25/2034		2,967	2,956
2.602% due 12/25/2035 ^		2,943	2,275
2.617% due 05/25/2035		2,556	2,500
2.622% due 07/25/2046 ^		5,499	4,823
2.769% due 03/25/2037 ^		4,552	3,715
2.812% due 07/25/2037 ^		54	51
5.353% due 04/25/2037 ^		3,818	3,364
5.500% due 11/25/2035 ^		3,254	3,127
6.408% due 11/25/2037		4,566	4,032
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		34,250	35,386
5.487% due 01/15/2046		18,586	18,603
5.488% due 01/15/2046		44,370	44,415
5.617% due 10/15/2048		2,636	2,704

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	$1,433	$1,447
6.000% due 09/25/2036	721	652
6.000% due 06/25/2037 ^	1,769	1,557
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	87	95
Commercial Mortgage Trust
5.543% due 12/11/2049	19,400	19,964
Community Program Loan Trust
4.500% due 04/01/2029	11,975	12,099
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	2,323	2,033
6.000% due 08/25/2037 ^	5,019	4,081
Countrywide Alternative Loan Trust
0.334% due 04/25/2047	12,771	10,794
0.354% due 12/25/2046 ^	5,041	5,232
0.364% due 11/25/2036	6,082	5,957
0.364% due 01/25/2037 ^	1,430	1,384
0.364% due 06/25/2046	2,145	2,186
0.374% due 05/25/2047	6,600	5,606
0.384% due 07/25/2046 ^	4,002	3,702
0.384% due 09/25/2046 ^	20,003	17,434
0.394% due 06/25/2037	12	11
0.399% due 04/25/2047	11,682	9,516
0.404% due 05/25/2035	223	186
0.406% due 09/20/2046	5,780	5,026
0.426% due 07/20/2035	90	78
0.426% due 03/20/2046	2,348	1,870
0.426% due 05/20/2046 ^	1,276	982
0.444% due 06/25/2035	5,283	4,670
0.444% due 09/25/2046 ^	881	401
0.444% due 10/25/2046 ^	185	128
0.454% due 07/25/2035	4,439	3,867
0.454% due 12/25/2035	1,529	1,394
0.454% due 07/25/2036	29,174	22,812
0.454% due 07/25/2046 ^	598	316
0.464% due 05/25/2036 ^	61	55
0.474% due 12/25/2035	37	33
0.474% due 02/25/2037	3,998	3,209
0.484% due 11/25/2035	3,579	2,947
0.524% due 09/25/2035	1,957	1,665
0.544% due 09/25/2035	2,424	2,120
0.544% due 05/25/2036 ^	5,119	3,338
0.544% due 06/25/2036 ^	2,755	1,890
0.544% due 05/25/2037 ^	311	192
0.664% due 09/25/2033	961	952
0.744% due 08/25/2034	48	44
0.744% due 10/25/2036 ^	4,956	3,482
0.774% due 06/25/2034	3,601	3,494
0.894% due 10/25/2035 ^	2,423	1,964
0.964% due 11/25/2035	532	458
0.994% due 12/25/2035 ^	3,665	3,058
1.199% due 12/25/2035	846	705
1.199% due 02/25/2036	750	681
1.294% due 02/25/2036 ^	7,581	6,239
1.299% due 08/25/2035 ^	254	184
1.599% due 08/25/2035	2,332	2,117
3.083% due 10/25/2035 ^	1,448	1,221
4.979% due 11/25/2035 ^	1,617	1,315
5.000% due 01/25/2035	13	13
5.250% due 06/25/2035 ^	1,039	960
5.500% due 07/25/2035 ^	4,865	4,315
5.500% due 11/25/2035	3,785	3,056
5.500% due 11/25/2035 ^	9,835	9,125
5.500% due 12/25/2035 ^	3,169	2,927
5.500% due 02/25/2036 ^	2,856	2,639
5.750% due 03/25/2037 ^	1,626	1,460
5.750% due 07/25/2037 ^	285	263
6.000% due 10/25/2033	497	524
6.000% due 12/25/2033	6	6
6.000% due 02/25/2034	8	8
6.000% due 03/25/2035 ^	349	288
6.000% due 04/25/2036 ^	2,010	1,749
6.000% due 05/25/2036 ^	2,035	1,744
6.000% due 06/25/2036 ^	1,880	1,666
6.000% due 08/25/2036 ^	7,320	6,757
6.000% due 11/25/2036 ^	120	106
6.000% due 02/25/2037 ^	9,912	7,968
6.000% due 02/25/2037	652	571

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 03/25/2037 ^	$3,216	$2,625
6.000% due 04/25/2037	6,080	4,909
6.000% due 05/25/2037 ^	588	457
6.000% due 08/25/2037	1,084	976
6.250% due 12/25/2033	121	127
6.250% due 11/25/2036 ^	1,014	958
6.250% due 11/25/2036	4,075	3,480
6.250% due 08/25/2037 ^	4,097	3,517
6.500% due 05/25/2036 ^	4,079	3,615
6.500% due 09/25/2036	1,808	1,639
6.500% due 08/25/2037 ^	10,302	7,204
6.500% due 09/25/2037 ^	2,474	1,962
19.267% due 07/25/2035	1,953	2,662
Countrywide Asset-Backed Certificates
0.734% due 01/25/2036	2,800	2,735
Countrywide Home Loan Mortgage Pass-Through Trust
0.424% due 05/25/2035	10,699	9,107
0.484% due 04/25/2035	14,660	12,860
0.494% due 05/25/2035	2,762	2,384
0.514% due 03/25/2035	348	290
0.524% due 02/25/2035	1,451	1,322
0.534% due 02/25/2035	309	272
0.534% due 03/25/2036	951	491
0.544% due 02/25/2036 ^	157	131
0.734% due 03/25/2035	1,062	998
0.954% due 09/25/2034	21	19
1.159% due 04/25/2046 ^	9,351	5,093
2.003% due 06/19/2031	115	105
2.125% due 07/19/2031	24	22
2.250% due 07/25/2034	2,100	2,086
2.295% due 06/20/2034	858	822
2.330% due 02/20/2036	34	30
2.387% due 07/20/2034	688	686
2.448% due 11/25/2034	7,356	6,985
2.454% due 10/19/2032	41	35
2.505% due 04/20/2036 ^	3,086	2,642
2.509% due 03/25/2037 ^	1,295	1,054
2.548% due 05/20/2036 ^	2,451	2,190
2.553% due 11/20/2034	5,666	5,604
2.564% due 02/20/2036 ^	273	247
2.583% due 04/25/2035 ^	5,010	4,550
2.584% due 04/20/2035	497	449
2.596% due 02/25/2047 ^	1,398	1,246
2.641% due 12/19/2033	70	72
2.674% due 09/25/2047 ^	3,923	3,534
2.679% due 08/25/2034 ^	2,829	2,620
2.691% due 08/25/2034 ^	4,378	3,833
2.736% due 11/25/2037	9,808	8,764
2.745% due 11/19/2033	343	336
2.766% due 08/25/2034 ^	7	6
2.766% due 08/25/2034	199	183
2.791% due 10/25/2033	3,279	3,235
2.903% due 10/20/2035	1,438	1,305
4.484% due 10/25/2035 ^	5,398	4,739
4.500% due 09/25/2035	3,345	3,264
4.810% due 02/20/2036 ^	345	304
5.000% due 09/25/2035 ^	78	75
5.500% due 01/25/2035	617	630
5.500% due 03/25/2035	2,813	2,924
5.500% due 09/25/2035 ^	8,874	8,734
5.500% due 10/25/2035 ^	6,022	5,685
5.500% due 11/25/2035 ^	2,544	2,446
5.750% due 12/25/2035 ^	4,741	4,468
5.750% due 02/25/2037 ^	2,993	2,730
5.750% due 07/25/2037	1,499	1,438
6.000% due 05/25/2036 ^	3,969	3,695
6.000% due 12/25/2036 ^	297	273
6.000% due 02/25/2037 ^	6,233	6,000
6.000% due 03/25/2037 ^	1,111	1,067
6.000% due 07/25/2037	1,731	1,585
6.000% due 08/25/2037 ^	10,247	9,104
6.000% due 09/25/2037 ^	835	814
6.250% due 09/25/2036 ^	10,109	9,273
6.250% due 02/25/2038 ^	2,937	2,654
Countrywide Home Loan Reperforming REMIC Trust
0.534% due 06/25/2035	3,734	3,326
5.556% due 01/25/2034	480	480
6.500% due 11/25/2034	1,438	1,501
7.500% due 11/25/2034	750	815
7.500% due 06/25/2035	2,034	2,144

See Accompanying Notes	11

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Credit Suisse Commercial Mortgage Trust
0.439% due 05/27/2037		$2,700	$2,336
5.297% due 12/15/2039		130,528	134,982
5.383% due 02/15/2040		3,345	3,467
5.448% due 01/15/2049		72	72
5.460% due 09/15/2039		53,834	55,533
5.467% due 09/15/2039		23,571	24,088
5.889% due 06/15/2039		2,935	3,070
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		485	451
0.934% due 06/25/2034		1,040	1,014
1.344% due 09/25/2034 ^		3,168	2,705
1.928% due 10/25/2033		93	92
2.285% due 07/25/2033		3,495	3,458
2.312% due 06/25/2032		18	15
2.561% due 05/25/2034		3,853	3,857
2.600% due 09/25/2034		2,509	2,503
4.844% due 06/25/2032		21	20
5.500% due 09/25/2035		8,074	7,732
5.500% due 10/25/2035		2,393	2,293
6.000% due 11/25/2035 ^		44	34
7.500% due 05/25/2032		95	102
7.500% due 12/25/2032		2	2
Credit Suisse Mortgage Capital Certificates
2.328% due 04/26/2038		2,500	2,454
2.380% due 07/27/2037		19,882	15,710
2.727% due 04/28/2037		11,143	7,837
4.593% due 11/26/2035		2,591	2,600
5.383% due 02/15/2040		207	211
5.467% due 09/16/2039		18,585	18,885
5.467% due 12/16/2043		33,893	34,439
5.509% due 04/15/2047		40,150	40,815
5.695% due 09/15/2040		21,700	22,582
5.733% due 06/10/2049		31,989	33,116
5.931% due 12/16/2049		98,155	101,180
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		1,503	851
5.863% due 02/25/2037 ^		3,971	2,144
6.000% due 07/25/2036		2,028	1,596
6.000% due 04/25/2037		2,252	1,893
7.000% due 08/25/2037		8,631	6,623
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,246	1,347
5.720% due 09/25/2036		2,202	1,531
6.172% due 06/25/2036 ^		3,157	1,827
DBUBS Mortgage Trust
3.742% due 11/10/2046		277	278
Deco Pan Europe Ltd.
0.191% due 04/27/2018	EUR	3,983	4,407
DECO SRL
1.420% due 02/22/2026		4,530	5,034
Deco UK PLC
0.741% due 01/27/2020	GBP	10,295	15,090
Deutsche ALT-A Securities, Inc.
0.294% due 08/25/2037 ^		$12,000	9,778
0.314% due 08/25/2036		7,623	6,144
0.334% due 07/25/2047		27,012	22,090
0.344% due 02/25/2047		10,301	7,379
2.888% due 10/25/2035		4,735	3,854
2.952% due 10/25/2035		2,795	2,668
5.000% due 10/25/2018		78	80
5.500% due 12/25/2035 ^		2,166	1,895
Deutsche ALT-B Securities, Inc.
0.294% due 10/25/2036 ^		15	10
5.869% due 10/25/2036 ^		1,807	1,512
5.886% due 10/25/2036 ^		1,807	1,513
6.005% due 10/25/2036 ^		1,360	1,142
6.300% due 07/25/2036 ^		1,920	1,478
Deutsche Mortgage & Asset Receiving Corp.
0.842% due 11/27/2036		8,800	7,611
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		75	64
Downey Savings & Loan Association Mortgage Loan Trust
0.396% due 04/19/2047 ^		1,572	533
1.036% due 09/19/2044		155	150
2.486% due 07/19/2044		43	43
EMF-NL BV
1.981% due 10/17/2041	EUR	23,041	26,029
EMF-NL Prime BV
0.781% due 04/17/2041		8,671	8,866

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Eurosail BV
1.481% due 10/17/2040	EUR	3,637	$3,982
Extended Stay America Trust
2.958% due 12/05/2031		$300	303
First Horizon Alternative Mortgage Securities Trust
0.564% due 02/25/2037		42	23
0.694% due 06/25/2035		6,516	5,244
2.188% due 08/25/2034		965	956
2.198% due 08/25/2035		4,266	3,699
2.261% due 03/25/2035		82	65
5.500% due 05/25/2035		4,488	4,089
5.500% due 06/25/2035 ^		5,847	5,448
6.000% due 07/25/2036 ^		3,999	3,336
6.250% due 08/25/2037 ^		1,131	903
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		235	210
First Horizon Mortgage Pass-Through Trust
0.464% due 02/25/2035		24	22
2.469% due 11/25/2037 ^		9,527	8,285
2.523% due 02/25/2034		45	45
2.564% due 01/25/2037 ^		115	102
2.565% due 11/25/2034		4,454	4,407
2.568% due 06/25/2035		2,618	2,541
2.674% due 10/25/2035 ^		9,984	8,774
2.678% due 08/25/2034		1,175	1,182
2.710% due 06/25/2035		3,405	3,191
2.719% due 10/25/2035		2,145	2,112
2.726% due 08/25/2035		3,044	2,729
2.728% due 09/25/2035		5,438	5,269
2.800% due 04/25/2035		5,287	5,390
2.949% due 05/25/2035		1,010	947
4.427% due 11/25/2035 ^		2,555	2,324
4.879% due 10/25/2036		1,209	1,126
5.250% due 05/25/2021 ^		303	209
5.500% due 01/25/2035		873	908
5.750% due 02/25/2036 ^		1,050	955
6.250% due 11/25/2036		10,250	10,025
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		239	247
First Republic Bank Mortgage Pass-Through Certificates
0.674% due 06/25/2030		908	909
First Republic Mortgage Loan Trust
0.507% due 08/15/2032		195	180
0.707% due 11/15/2030		34	31
1.007% due 11/15/2032		38	36
General Motors Acceptance Corp.
7.430% due 12/01/2021		61	61
GMAC Mortgage Corp. Loan Trust
2.839% due 04/19/2036 ^		8,205	7,386
2.931% due 06/25/2034		38	37
3.045% due 06/25/2034		32	31
3.164% due 06/19/2035		485	491
3.194% due 05/25/2035		3,377	3,256
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017		4	5
Granite Master Issuer PLC
0.077% due 12/20/2054	EUR	3,538	3,941
0.096% due 12/17/2054		552	615
0.097% due 12/20/2054		5,517	6,146
0.117% due 12/20/2054		5,158	5,748
0.387% due 12/17/2054		$1,479	1,474
0.396% due 12/20/2054		44	44
0.416% due 12/20/2054		20,269	20,212
0.476% due 12/20/2054		1,264	1,264
0.698% due 12/20/2054	GBP	839	1,263
0.728% due 12/20/2054		18,426	27,751
0.729% due 12/17/2054		7,198	10,846
0.748% due 12/20/2054		13,064	19,673
0.828% due 12/20/2054		6,275	9,462
Granite Mortgages PLC
0.283% due 03/20/2044	EUR	160	179
0.361% due 01/20/2044		1,102	1,231
0.665% due 03/20/2044		$88	87
0.687% due 01/20/2044		617	612
0.787% due 07/20/2043		76	76
0.866% due 06/20/2044	GBP	3,796	5,722
0.906% due 03/20/2044		595	898
0.906% due 06/20/2044		7,596	11,455
0.946% due 09/20/2044		1,151	1,739
0.964% due 01/20/2044		5,245	7,930

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.966% due 09/20/2044	GBP	400	$604
1.064% due 07/20/2043		208	315
Great Hall Mortgages PLC
0.093% due 03/18/2039	EUR	2,415	2,521
0.470% due 06/18/2039		$29,527	27,046
0.716% due 03/18/2039	GBP	70,364	99,432
0.726% due 06/18/2039		19,167	26,626
Grecale ABS SRL
0.566% due 04/28/2056	EUR	13,249	14,486
GreenPoint Mortgage Funding Trust
0.394% due 10/25/2046		$809	569
0.394% due 12/25/2046 ^		651	403
0.464% due 04/25/2036 ^		105	66
0.464% due 11/25/2045		510	445
0.534% due 10/25/2046		719	407
0.634% due 06/25/2045		872	773
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		71,416	74,187
5.736% due 12/10/2049		119	125
GS Mortgage Securities Trust
5.553% due 04/10/2038		41	41
5.988% due 08/10/2045		139	147
GSMPS Mortgage Loan Trust
0.544% due 09/25/2035		7,604	6,531
7.500% due 06/25/2043		3,776	4,158
GSR Mortgage Loan Trust
0.494% due 07/25/2035		309	276
0.544% due 01/25/2034		129	111
1.860% due 03/25/2033		37	36
2.010% due 04/25/2032		136	126
2.334% due 06/25/2034		456	443
2.587% due 04/25/2036		127	115
2.631% due 11/25/2035 ^		4,785	4,011
2.653% due 05/25/2035		2,929	2,843
2.670% due 03/25/2037 ^		9,626	8,081
2.673% due 04/25/2035		3,470	3,479
2.697% due 04/25/2035		567	543
2.742% due 01/25/2036 ^		236	220
2.809% due 09/25/2035		151	153
5.000% due 05/25/2036 ^		1,166	1,134
5.000% due 05/25/2037 ^		13	12
5.500% due 06/25/2035		6,105	6,342
5.500% due 06/25/2036 ^		2,781	2,623
5.750% due 02/25/2036		1,824	1,792
5.750% due 02/25/2037 ^		3,638	3,467
6.000% due 08/25/2021 ^		248	245
6.000% due 03/25/2032		10	11
6.000% due 11/25/2035 ^		18,311	15,800
6.000% due 02/25/2036 ^		9,900	8,946
6.000% due 01/25/2037 ^		7,328	7,001
6.000% due 05/25/2037 ^		6,059	5,692
6.000% due 07/25/2037 ^		586	538
6.250% due 09/25/2036 ^		1,443	1,331
6.500% due 09/25/2036 ^		5,107	4,450
HarborView Mortgage Loan Trust
0.366% due 01/25/2047		4,557	3,493
0.396% due 07/19/2046		34,098	20,450
0.416% due 09/19/2046		5,955	4,552
0.426% due 11/19/2036		143	106
0.436% due 05/19/2035		13,741	11,466
0.456% due 06/19/2035		2,048	1,782
0.496% due 02/19/2036		10,385	7,766
0.516% due 04/19/2034		1,301	1,190
0.776% due 06/19/2034		1,105	1,035
0.856% due 01/19/2035		2,445	2,142
0.916% due 01/19/2035		4,646	3,277
0.936% due 01/19/2035		555	498
0.956% due 02/19/2034		2	2
1.016% due 11/19/2034		194	150
1.194% due 10/25/2037		2,520	2,235
2.455% due 04/19/2034		41	40
2.509% due 06/19/2045 ^		17,056	10,925
2.682% due 07/19/2035		680	610
2.730% due 12/19/2035 ^		4,165	3,708
3.108% due 06/19/2036		8,665	5,980
3.522% due 06/19/2036 ^		5,779	3,805
4.803% due 08/19/2036 ^		2,209	1,999
Hercules Eclipse PLC
0.821% due 10/25/2018	GBP	8,165	12,144

12	See Accompanying Notes

September 30, 2015

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
HomeBanc Mortgage Trust
0.454% due 01/25/2036	$4,098	$3,577
0.934% due 12/25/2034	5,261	5,009
1.054% due 08/25/2029	2,609	2,470
2.287% due 04/25/2037 ^	3,720	2,318
4.990% due 04/25/2037 ^	5,331	4,340
Homestar Mortgage Acceptance Corp.
0.644% due 07/25/2034	2,418	2,404
HSI Asset Securitization Corp. Trust
0.414% due 11/25/2035	19,769	12,527
Impac CMB Trust
0.934% due 11/25/2034	2,084	1,995
0.954% due 10/25/2033	34	33
0.974% due 10/25/2034	965	911
5.012% due 09/25/2034	310	306
Impac Secured Assets Trust
0.364% due 01/25/2037	13,656	12,000
0.994% due 11/25/2034	602	597
2.802% due 07/25/2035	1,296	963
IndyMac Adjustable Rate Mortgage Trust
1.774% due 01/25/2032	72	68
1.796% due 01/25/2032	457	443
2.322% due 08/25/2031	383	383
IndyMac Mortgage Loan Trust
0.334% due 04/25/2037	8,514	7,842
0.354% due 04/25/2037	2,875	2,527
0.374% due 02/25/2037	24,745	17,370
0.374% due 07/25/2047	11,591	8,405
0.384% due 04/25/2037	1,574	1,161
0.394% due 11/25/2046	814	581
0.404% due 04/25/2046	6,494	5,149
0.404% due 05/25/2046	165	142
0.424% due 04/25/2035	344	302
0.434% due 07/25/2035	3,186	2,800
0.494% due 11/25/2035 ^	789	479
0.494% due 06/25/2037 ^	1,370	755
0.834% due 07/25/2045	97	85
0.974% due 05/25/2034	10	10
0.994% due 11/25/2034	67	61
1.014% due 11/25/2034 ^	1,940	1,599
2.288% due 06/25/2037 ^	3,989	3,187
2.398% due 06/25/2037	9,253	5,341
2.457% due 01/25/2036 ^	8,719	7,283
2.486% due 01/25/2036	12,070	11,309
2.495% due 08/25/2035	88	78
2.531% due 01/25/2035	168	158
2.574% due 09/25/2035 ^	1,750	1,504
2.577% due 10/25/2034	4,079	3,922
2.589% due 07/25/2037	1,891	1,299
2.621% due 08/25/2035	901	760
2.621% due 08/25/2035 ^	765	645
2.635% due 03/25/2036	4,518	3,570
2.646% due 01/25/2036 ^	1,099	922
2.677% due 04/25/2037	10,432	8,559
2.787% due 04/25/2037 ^	22,031	16,492
2.852% due 10/25/2035	803	673
2.954% due 05/25/2036	4,508	3,429
2.981% due 02/25/2035	613	542
4.725% due 08/25/2036	2,283	2,204
6.250% due 11/25/2037 ^	1,955	1,663
JPMorgan Alternative Loan Trust
0.334% due 03/25/2037	2,397	1,788
1.793% due 05/26/2037	51,071	47,498
2.712% due 05/25/2037 ^	9,808	8,126
3.033% due 12/25/2036	22,072	18,347
3.064% due 11/25/2036 ^	2,782	2,476
6.050% due 05/25/2036	1,324	1,205
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043	163	163
3.341% due 07/15/2046	5,534	5,585
3.673% due 02/15/2046	11,382	11,552
3.853% due 06/15/2043	821	820
5.336% due 05/15/2047	152,515	157,715
5.399% due 05/15/2045	2,022	2,055
5.420% due 01/15/2049	57,316	59,536
5.427% due 01/12/2043	4,520	4,514
5.440% due 06/12/2047	3,883	4,025
5.866% due 02/12/2049	1,128	1,154
5.882% due 02/15/2051	33,040	34,785
5.883% due 02/12/2049	79,100	83,031
5.961% due 06/15/2049	3,665	3,806
6.100% due 04/15/2045	30,792	31,272

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
JPMorgan Mortgage Trust
1.990% due 02/25/2034		$597	$595
1.993% due 11/25/2033		24	24
2.112% due 06/25/2035		5,538	5,438
2.144% due 07/27/2037		18,610	17,345
2.408% due 11/25/2035		3,079	2,924
2.522% due 07/25/2035		647	641
2.536% due 02/25/2036 ^		180	161
2.537% due 10/25/2035 ^		1,230	1,020
2.539% due 08/25/2035		7,178	7,116
2.541% due 10/25/2035		3,109	2,808
2.561% due 06/25/2035		8,017	7,946
2.573% due 07/25/2035		2,981	2,958
2.585% due 08/25/2036 ^		6,086	5,290
2.593% due 06/25/2035		822	803
2.619% due 04/25/2036		7,104	6,941
2.620% due 07/25/2035		315	305
2.635% due 07/25/2035		3,356	3,334
2.647% due 05/25/2036		6,962	6,356
2.671% due 10/25/2036 ^		89	78
2.678% due 10/25/2036 ^		7,408	6,694
2.680% due 10/25/2035		151	151
2.686% due 07/25/2035		12,682	12,709
2.696% due 04/25/2035		336	339
2.727% due 07/25/2035		1,263	1,268
2.737% due 09/25/2035		948	905
2.741% due 08/25/2035 ^		4,520	4,308
2.756% due 02/25/2036 ^		30	27
2.772% due 10/25/2035		2,991	2,917
2.775% due 08/25/2035		2,798	2,767
4.625% due 04/25/2037 ^		875	790
4.740% due 11/25/2035		5,427	5,172
5.000% due 08/25/2020		3,041	3,107
5.029% due 04/25/2036 ^		8,091	7,481
5.500% due 03/25/2022 ^		785	787
5.500% due 07/25/2036 ^		1,874	1,785
5.555% due 10/25/2036		263	231
6.000% due 01/25/2037 ^		24,228	21,718
6.500% due 07/25/2036 ^		5,218	4,279
6.500% due 08/25/2036 ^		1,177	996
Lanark Master Issuer PLC
1.729% due 12/22/2054		2,683	2,692
Lavender Trust
6.250% due 10/26/2036		9,257	8,085
LB Mortgage Trust
8.623% due 01/20/2017		403	405
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		31	32
5.300% due 11/15/2038		228	229
5.430% due 02/15/2040		31,730	33,087
5.866% due 09/15/2045		37,040	39,929
Leek Finance PLC
0.565% due 12/21/2038		166	172
Lehman Mortgage Trust
0.514% due 08/25/2036 ^		13,924	10,569
0.844% due 06/25/2037 ^		1,183	970
5.000% due 12/25/2035 ^		658	618
5.379% due 01/25/2036 ^		7,499	7,024
5.500% due 01/25/2036		1,808	1,522
5.656% due 12/25/2035		8,586	6,871
6.000% due 07/25/2036 ^		9,469	7,132
6.000% due 09/25/2036 ^		3,605	2,969
6.013% due 04/25/2036		1,587	1,431
Lehman XS Trust
0.314% due 07/25/2037		7,840	6,461
0.354% due 03/25/2047 ^		13,833	11,137
0.364% due 12/25/2036 ^		3,018	2,484
0.384% due 11/25/2046		440	357
0.394% due 08/25/2046 ^		2,403	1,844
0.394% due 08/25/2046		20,327	16,610
1.094% due 08/25/2047		15,886	10,950
1.697% due 07/25/2035		7,476	7,303
Luminent Mortgage Trust
0.354% due 11/25/2036 ^		440	366
0.364% due 12/25/2036		13,699	11,068
0.374% due 12/25/2036 ^		4,928	4,076
0.394% due 02/25/2046		106	79
0.434% due 04/25/2036		20,836	13,738
Marche Mutui SRL
0.342% due 02/25/2055	EUR	40,248	44,083
0.381% due 10/27/2065		2,087	2,332
2.231% due 01/27/2064		85,891	97,654

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MASTR Adjustable Rate Mortgages Trust
0.404% due 04/25/2046	$8,657	$6,483
0.404% due 05/25/2047 ^	1,999	1,857
0.434% due 05/25/2037	1,461	963
0.494% due 05/25/2047 ^	783	494
2.152% due 12/25/2033	65	64
2.369% due 07/25/2035 ^	1,992	1,707
2.495% due 12/25/2033	220	218
2.511% due 05/25/2034	253	246
2.524% due 12/25/2034	7,634	7,267
2.625% due 10/25/2032	731	732
2.751% due 03/25/2035	838	730
3.108% due 10/25/2034	5,211	4,967
MASTR Alternative Loan Trust
0.594% due 03/25/2036	8,476	2,078
MASTR Asset Securitization Trust
5.750% due 05/25/2036 ^	12,490	12,297
MASTR Reperforming Loan Trust
0.554% due 07/25/2035	4,766	4,131
7.000% due 08/25/2034	3,051	3,199
7.000% due 05/25/2035	866	879
MASTR Seasoned Securitization Trust
6.249% due 09/25/2017	594	606
6.500% due 08/25/2032	6,160	6,697
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.907% due 11/15/2031	4,422	4,349
0.947% due 09/15/2030	1,280	1,266
1.087% due 11/15/2031	86	76
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.067% due 08/15/2032	140	134
2.609% due 10/20/2029	2,534	2,544
Merrill Lynch Alternative Note Asset Trust
0.304% due 03/25/2037	1,177	555
0.364% due 02/25/2037	4,671	4,256
0.494% due 03/25/2037	3,116	1,511
3.002% due 06/25/2037 ^	2,471	1,699
6.000% due 05/25/2037 ^	10,343	9,109
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035	51	49
0.444% due 08/25/2036	410	398
0.464% due 04/25/2035	1,359	1,313
0.814% due 10/25/2028	105	101
0.854% due 06/25/2028	1,588	1,522
0.854% due 11/25/2029	347	336
0.934% due 03/25/2028	80	77
0.974% due 03/25/2028	39	38
1.027% due 04/25/2029	1,075	1,027
1.190% due 10/25/2028	60	58
1.247% due 11/25/2029	428	415
1.937% due 01/25/2029	48	48
2.034% due 12/25/2032	507	504
2.182% due 02/25/2033	41	40
2.248% due 05/25/2033	4,991	4,857
2.378% due 05/25/2036	8,044	8,012
2.406% due 12/25/2035	1,985	1,794
2.435% due 02/25/2034	15	15
2.462% due 02/25/2035	10,867	10,941
2.549% due 07/25/2035	920	819
2.560% due 08/25/2034	1,423	1,457
2.569% due 12/25/2035	2,286	2,196
2.571% due 06/25/2035	16,046	15,678
2.608% due 09/25/2035	8,134	8,100
2.614% due 06/25/2037	2,023	1,951
2.617% due 12/25/2034	85	85
2.714% due 11/25/2035	8,531	8,518
2.934% due 05/25/2033	16	16
5.250% due 08/25/2036	13,526	14,053
6.720% due 11/15/2026	3	3
Merrill Lynch Mortgage Trust
6.032% due 06/12/2050	2,330	2,349
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	5,936	6,113
5.414% due 07/12/2046	257	263
5.485% due 03/12/2051	34,645	36,197
5.700% due 09/12/2049	52,117	55,185
5.810% due 06/12/2050	27,191	28,729
6.073% due 08/12/2049	8,832	9,377
Morgan Stanley Capital Trust
3.884% due 09/15/2047	750	753
5.439% due 02/12/2044	1,775	1,773
5.569% due 12/15/2044	24,681	26,062
5.587% due 03/12/2044	296	296

See Accompanying Notes	13

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.610% due 04/15/2049		$7,841	$7,871
5.692% due 04/15/2049		58,745	61,350
Morgan Stanley Dean Witter Capital, Inc. Trust
5.500% due 04/25/2017		2	2
Morgan Stanley Mortgage Loan Trust
0.454% due 03/25/2036		2,852	2,206
0.474% due 01/25/2036		18,353	13,860
0.484% due 12/25/2035		69	54
0.494% due 03/25/2035		49	45
0.504% due 01/25/2035		14	14
0.514% due 01/25/2035		6,985	6,572
2.247% due 06/25/2036		457	439
2.512% due 07/25/2035		988	912
2.529% due 07/25/2035 ^		2,433	2,099
2.751% due 06/25/2037		1,023	694
3.031% due 09/25/2035 ^		5,348	4,398
4.866% due 06/25/2036		18,446	12,893
5.701% due 02/25/2047		2,579	1,931
6.000% due 02/25/2036 ^		1,249	1,237
6.000% due 10/25/2037 ^		2,520	2,104
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		39,480	41,489
5.988% due 08/15/2045		59,472	62,473
MortgageIT Trust
0.974% due 02/25/2035		1,425	1,350
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034		1,039	1,031
Newgate Funding PLC
0.562% due 12/15/2050	EUR	97,611	101,117
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.414% due 05/25/2035		$159	156
0.694% due 05/25/2035		4,000	2,606
2.433% due 10/25/2035		176	166
2.644% due 02/25/2036 ^		633	526
5.820% due 03/25/2047		1,621	1,636
6.138% due 03/25/2047		1,489	1,503
6.857% due 02/19/2030		1,317	1,305
Nomura Resecuritization Trust
0.638% due 08/27/2047		56,126	54,510
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.664% due 02/25/2035		2,883	2,882
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		2	2
Paragon Mortgages PLC
0.824% due 10/15/2041	GBP	2,101	2,849
0.946% due 05/15/2041		23,929	33,212
0.964% due 04/16/2035		7,186	9,945
Prime Mortgage Trust
0.594% due 02/25/2019		$12	12
0.594% due 02/25/2034		2,774	2,626
6.000% due 06/25/2036 ^		3,178	3,080
Provident Funding Mortgage Loan Trust
2.531% due 04/25/2034		890	892
2.603% due 10/25/2035		2,544	2,477
RAAC Trust
0.564% due 09/25/2034		930	894
RBSSP Resecuritization Trust
0.419% due 10/27/2036		4,351	3,386
0.439% due 08/27/2037		6,139	4,196
0.469% due 09/27/2037		9,301	6,605
0.529% due 02/27/2037		5,044	3,714
0.689% due 09/26/2036		404	394
3.000% due 06/26/2037		2,718	2,757
Regal Trust
2.180% due 09/29/2031		221	206
Resecuritization Mortgage Trust
0.444% due 04/26/2021		1	1
Residential Accredit Loans, Inc. Trust
0.334% due 01/25/2037		11,733	9,644
0.344% due 02/25/2037		4,948	4,020
0.374% due 05/25/2036		26,842	21,925
0.374% due 09/25/2036		5,115	4,078
0.379% due 12/25/2036		59	46
0.384% due 07/25/2036		6,488	5,237
0.384% due 08/25/2036		11,720	9,197
0.384% due 09/25/2036		107	85
0.384% due 12/25/2036		5,971	5,091
0.394% due 05/25/2047		4,866	4,033
0.404% due 06/25/2037		3,376	2,589
0.404% due 04/25/2046		18,033	9,390

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.464% due 02/25/2046		$2,949	$1,737
0.494% due 08/25/2035		752	584
0.524% due 03/25/2037		1,859	645
0.594% due 01/25/2033		3	3
0.594% due 11/25/2036 ^		2,874	1,791
0.734% due 03/25/2034		1,217	1,151
0.844% due 07/25/2033		100	94
1.559% due 09/25/2045		647	538
3.001% due 04/25/2035		7,661	7,590
3.250% due 08/25/2035 ^		1,913	1,029
3.560% due 02/25/2036 ^		1,582	1,190
3.608% due 09/25/2035 ^		1,255	1,022
5.250% due 09/25/2020		10,242	10,248
6.000% due 08/25/2036		3,844	3,142
6.000% due 09/25/2036 ^		3,739	3,031
6.000% due 09/25/2036		3,272	2,652
6.000% due 11/25/2036 ^		3,830	3,162
6.250% due 03/25/2037 ^		2,821	2,300
6.500% due 09/25/2037 ^		3,473	2,692
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		334	377
Residential Asset Securitization Trust
0.644% due 12/25/2036 ^		642	187
5.000% due 08/25/2019		1,305	1,340
5.500% due 08/25/2034		155	162
5.500% due 06/25/2035 ^		795	712
5.750% due 02/25/2036 ^		1,226	1,008
6.000% due 03/25/2037 ^		6,038	4,379
6.000% due 04/25/2037		478	399
6.000% due 05/25/2037 ^		296	259
6.000% due 07/25/2037 ^		1,647	1,200
6.250% due 08/25/2036		189	175
6.250% due 10/25/2036 ^		587	492
6.250% due 11/25/2036		2,608	1,935
6.250% due 09/25/2037 ^		2,643	1,876
6.500% due 08/25/2036		1,746	1,171
6.500% due 09/25/2036 ^		1,732	1,286
Residential Funding Mortgage Securities, Inc. Trust
0.594% due 07/25/2018		30	29
2.863% due 11/25/2035		1,600	1,412
3.184% due 02/25/2036 ^		5,310	4,822
3.337% due 02/25/2037		5,829	4,701
5.250% due 07/25/2035		3,365	3,450
5.500% due 12/25/2034		1,222	1,231
5.750% due 09/25/2036 ^		17,698	16,385
6.000% due 06/25/2036 ^		2,732	2,516
6.000% due 07/25/2036 ^		3,319	3,163
6.000% due 06/25/2037 ^		1,429	1,337
6.500% due 03/25/2032		198	207
ResLoc UK PLC
0.808% due 12/15/2043	GBP	4,039	5,165
RMAC Securities PLC
0.114% due 06/12/2044	EUR	2,946	2,969
0.739% due 06/12/2044	GBP	43,007	58,195
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$37,731	38,618
5.331% due 02/16/2044		16,508	17,140
5.336% due 05/16/2047		27,312	27,963
5.420% due 01/16/2049		26,029	26,705
5.467% due 09/16/2039		6,363	6,466
5.692% due 04/16/2049		26,300	27,322
5.695% due 09/16/2040		7,500	7,804
6.068% due 09/17/2039		2,386	2,542
6.068% due 02/17/2051		10,000	10,119
6.150% due 02/16/2051		39,778	40,736
6.230% due 12/16/2049		29,189	30,159
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		24	25
Securitized Asset Sales, Inc.
0.473% due 11/26/2023		73	60
Sequoia Mortgage Trust
0.426% due 06/20/2036		3,013	2,685
0.566% due 07/20/2033		305	289
0.876% due 06/20/2033		25	24
0.923% due 05/20/2034		737	711
0.976% due 10/20/2027		108	102
1.016% due 10/20/2027		1,451	1,423
1.055% due 05/20/2034		3,491	3,359
1.189% due 09/20/2033		1,073	1,046
2.182% due 02/25/2040		370	368

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.349% due 01/20/2047 ^	$3,491	$2,863
2.779% due 01/20/2047 ^	4,922	4,386
2.861% due 09/20/2046 ^	7,383	5,966
Structured Adjustable Rate Mortgage Loan Trust
0.494% due 09/25/2034	2,972	2,585
0.494% due 10/25/2035	2,349	2,199
0.494% due 08/25/2036 ^	9,704	7,576
0.674% due 06/25/2035	100	100
1.597% due 01/25/2035	335	269
2.034% due 10/25/2037 ^	1,078	725
2.402% due 12/25/2034	150	148
2.431% due 01/25/2035	1,448	1,384
2.443% due 03/25/2034	2,909	2,928
2.453% due 05/25/2034	206	206
2.485% due 12/25/2035 ^	3,254	3,183
2.485% due 12/25/2035	5,464	4,356
2.493% due 02/25/2036 ^	3,238	2,621
2.512% due 09/25/2034	39	39
2.520% due 08/25/2034	1,389	1,366
2.550% due 09/25/2035	3,639	3,257
2.560% due 02/25/2034	2,060	2,053
2.562% due 11/25/2035 ^	894	713
2.569% due 08/25/2035	76	72
2.601% due 01/25/2036 ^	204	204
2.634% due 11/25/2034	1,140	1,146
2.657% due 05/25/2036 ^	10,219	8,486
2.665% due 06/25/2036 ^	2,150	1,844
2.693% due 04/25/2036 ^	4,800	4,307
2.756% due 09/25/2034	4,550	4,515
3.877% due 05/25/2036 ^	3,072	2,839
4.416% due 11/25/2036 ^	2,832	2,616
4.541% due 04/25/2036 ^	7,340	5,521
4.917% due 03/25/2036 ^	1,179	985
5.215% due 02/25/2036 ^	1,637	1,246
Structured Asset Mortgage Investments Trust
0.324% due 03/25/2037	4,111	3,084
0.364% due 03/25/2037 ^	506	139
0.384% due 06/25/2036	1,013	847
0.394% due 05/25/2036	28,711	21,652
0.404% due 04/25/2036	1,138	865
0.404% due 05/25/2046	188	149
0.414% due 05/25/2046	13,591	7,791
0.424% due 05/25/2045	1,007	891
0.454% due 05/25/2046 ^	170	70
0.466% due 07/19/2035	7,536	6,827
0.494% due 08/25/2036 ^	1,008	428
0.504% due 12/25/2035	5,519	3,925
0.876% due 09/19/2032	4,139	4,052
0.916% due 01/19/2034	473	460
1.056% due 10/19/2033	991	896
1.594% due 02/25/2036	18,444	16,233
1.599% due 12/25/2035 ^	4,601	3,181
7.868% due 06/25/2029	32	33
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.659% due 05/25/2022	305	314
Structured Asset Securities Corp.
5.500% due 06/25/2035	2,881	2,835
6.545% due 04/15/2027	23	23
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	3,891	3,584
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.900% due 05/25/2032	48	47
2.345% due 07/25/2032	476	439
2.369% due 03/25/2033	1,536	1,515
2.397% due 07/25/2033	61	61
2.422% due 01/25/2034	4,414	4,296
2.516% due 02/25/2032	860	845
2.637% due 11/25/2033	196	192
5.761% due 06/25/2034	220	226
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^	77	77
Suntrust Adjustable Rate Mortgage Loan Trust
2.576% due 02/25/2037 ^	1,191	1,044
2.705% due 01/25/2037 ^	9,629	8,936
2.714% due 04/25/2037 ^	1,492	1,270
3.147% due 10/25/2037	1,827	1,694
Suntrust Alternative Loan Trust
0.844% due 12/25/2035 ^	10,331	8,033
5.750% due 12/25/2035 ^	6,792	6,079
6.000% due 04/25/2036 ^	1,792	1,417

14	See Accompanying Notes

September 30, 2015

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	$957	$627
5.970% due 09/25/2036	5,583	907
6.015% due 07/25/2037	1,782	1,343
6.500% due 07/25/2036	6,378	3,752
Thornburg Mortgage Securities Trust
0.894% due 12/25/2033	1,400	1,378
2.063% due 10/25/2043	694	680
2.477% due 09/25/2037	11,495	11,354
Wachovia Bank Commercial Mortgage Trust
0.382% due 06/15/2049	159,222	156,706
5.215% due 01/15/2041	53	53
5.342% due 12/15/2043	120,030	124,291
5.416% due 01/15/2045	16,615	16,696
5.509% due 04/15/2047	62,108	63,462
5.559% due 10/15/2048	136,975	141,759
5.896% due 06/15/2049	538	543
5.901% due 06/15/2049	49,063	51,477
6.150% due 02/15/2051	19,176	20,060
Wachovia Mortgage Loan Trust LLC
2.636% due 03/20/2037 ^	5,020	4,838
2.695% due 08/20/2035 ^	11,011	10,501
2.712% due 10/20/2035	94	96
2.741% due 08/20/2035 ^	9,513	8,701
4.000% due 10/20/2035	1,435	1,396
WaMu Mortgage Pass-Through Certificates Trust
0.414% due 07/25/2046 ^	10	0
0.464% due 12/25/2045	1,109	1,072
0.484% due 07/25/2045	484	455
0.604% due 11/25/2045	522	464
0.604% due 12/25/2045	446	397
0.934% due 11/25/2034	1,499	1,432
1.174% due 11/25/2034	728	688
1.199% due 02/25/2046	3,223	2,979
1.199% due 08/25/2046	308	258
1.399% due 11/25/2042	529	499
1.583% due 08/25/2042	478	457
1.599% due 06/25/2042	1,088	1,056
1.909% due 07/25/2047 ^	5,948	4,215
1.958% due 04/25/2037 ^	4,985	4,363
1.983% due 11/25/2036 ^	50	45
2.000% due 05/25/2037	231	197
2.159% due 07/25/2046	1,400	1,267
2.159% due 08/25/2046	821	740
2.159% due 12/25/2046	10,989	10,182
2.193% due 02/25/2037 ^	11,729	9,883
2.398% due 09/25/2036 ^	11,172	10,143
2.430% due 10/25/2035	1,559	1,506
2.443% due 03/25/2035	3,765	3,750
2.450% due 04/25/2035	12,944	12,775
2.453% due 12/25/2035	4,236	3,912
2.499% due 09/25/2035	1,122	1,120
2.506% due 08/25/2034	561	562
2.519% due 01/25/2033	215	218
2.520% due 09/25/2033	1,422	1,443
2.564% due 09/25/2033	169	169
2.764% due 08/25/2035	1,483	1,414
4.171% due 01/25/2036 ^	9,150	8,356
4.222% due 08/25/2036 ^	2,658	2,366
4.335% due 02/25/2037 ^	835	777
4.356% due 04/25/2037 ^	2,306	2,131
4.472% due 07/25/2037 ^	657	611
6.000% due 07/25/2034	1,054	1,116
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041	34	33
Washington Mutual Mortgage Pass-Through Certificates Trust
0.354% due 02/25/2037 ^	24,749	18,500
0.434% due 01/25/2047 ^	7,710	5,775
0.644% due 04/25/2035	15,362	11,649
0.919% due 12/25/2046	35,062	23,907
0.969% due 04/25/2047 ^	300	37
1.169% due 05/25/2046	7,109	5,394
1.770% due 02/25/2031	1	1
2.166% due 02/25/2033	27	26
2.245% due 05/25/2033	129	130
2.375% due 06/25/2033	5,076	5,058
4.603% due 09/25/2036 ^	4,807	2,738
5.500% due 11/25/2035 ^	1,451	1,433
5.500% due 06/25/2037 ^	2,788	2,636

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 04/25/2036 ^	$2,691	$2,325
6.000% due 06/25/2037 ^	29,034	25,528
6.268% due 07/25/2036	1,742	888
6.449% due 07/25/2036 ^	2,976	1,517
Wells Fargo Alternative Loan Trust
2.723% due 07/25/2037 ^	3,084	2,632
Wells Fargo Mortgage-Backed Securities Trust
0.694% due 07/25/2037 ^	2,187	1,906
2.480% due 12/25/2033	1,278	1,275
2.597% due 03/25/2036 ^	9,123	8,897
2.599% due 04/25/2036	668	650
2.606% due 06/25/2033	524	528
2.609% due 07/25/2036 ^	1,408	1,335
2.615% due 11/25/2034	176	175
2.615% due 03/25/2036	3,002	2,894
2.619% due 12/25/2034	24	24
2.619% due 01/25/2035	1,079	1,083
2.623% due 01/25/2035	5,096	4,997
2.625% due 12/25/2033	186	187
2.641% due 11/25/2034	1,082	1,086
2.651% due 03/25/2036	3,161	3,128
2.661% due 03/25/2036 ^	4,664	4,492
2.663% due 06/25/2035	483	487
2.685% due 08/25/2033	282	288
2.685% due 06/25/2035	4,544	4,587
2.690% due 06/25/2034	4,123	4,183
2.705% due 04/25/2036 ^	43	42
2.708% due 05/25/2035	2,823	2,830
2.713% due 10/25/2036 ^	10,152	9,706
2.714% due 12/25/2034	1,086	1,095
2.734% due 10/25/2035	10,825	10,876
2.740% due 09/25/2033	186	187
2.740% due 07/25/2034	31	31
2.740% due 05/25/2035	301	291
5.000% due 03/25/2036	2,154	2,168
5.250% due 10/25/2035	2,059	2,134
5.466% due 03/25/2036	249	245
5.500% due 11/25/2035	294	301
5.500% due 01/25/2036 ^	4,413	4,386
5.500% due 02/25/2037 ^	1,304	1,211
5.705% due 04/25/2036	6,981	6,512
5.750% due 02/25/2037	750	713
5.750% due 04/25/2037 ^	5,250	5,253
6.000% due 08/25/2036	4,429	4,597
6.000% due 03/25/2037 ^	4,006	3,950
6.000% due 04/25/2037 ^	5,253	5,175
6.000% due 07/25/2037 ^	15,983	15,908
6.000% due 08/25/2037 ^	1,033	1,026
6.250% due 07/25/2037 ^	383	371

Total Mortgage-Backed Securities (Cost $9,314,945)		9,657,730

ASSET-BACKED SECURITIES 3.5%
Aames Mortgage Investment Trust
0.974% due 10/25/2035	3,100	2,513
Academic Loan Funding Trust
0.994% due 12/27/2022	13,338	13,294
Accredited Mortgage Loan Trust
0.324% due 02/25/2037	2,103	2,017
0.514% due 12/25/2035	2,079	1,981
1.064% due 01/25/2035	2,005	1,937
4.330% due 06/25/2033	3,268	3,127
4.980% due 10/25/2033	2,200	2,164
ACE Securities Corp. Home Equity Loan Trust
0.254% due 10/25/2036	22	12
0.304% due 12/25/2036	7,244	2,950
0.334% due 07/25/2036	9,681	6,841
0.354% due 08/25/2036 ^	5,756	2,167
0.394% due 12/25/2036	27,927	11,559
0.414% due 08/25/2036 ^	7,396	2,822
0.744% due 12/25/2045 ^	5,800	3,862
0.814% due 02/25/2036 ^	3,900	3,196
0.844% due 07/25/2035	3,118	2,637
0.854% due 11/25/2035	12,800	10,964
0.894% due 08/25/2045	5,527	5,378
1.169% due 11/25/2033	3,060	2,877
1.169% due 12/25/2034	1,235	1,215
1.994% due 10/25/2032	2,884	2,825

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Aegis Asset-Backed Securities Trust
0.624% due 12/25/2035		$3,300	$2,388
0.674% due 06/25/2035		3,500	2,564
AFC Home Equity Loan Trust
0.904% due 12/22/2027		1	1
AmeriCredit Automobile Receivables Trust
2.380% due 06/10/2019		130	131
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.869% due 03/25/2035		1,069	1,069
0.884% due 04/25/2034		349	345
0.974% due 05/25/2034		3,786	3,499
1.064% due 07/25/2034		464	415
3.569% due 11/25/2032		5,796	5,525
4.773% due 05/25/2034 ^		686	585
Amortizing Residential Collateral Trust
1.229% due 07/25/2032		140	136
1.319% due 08/25/2032		345	305
Aquilae CLO PLC
0.289% due 01/17/2023	EUR	4,090	4,542
Argent Securities Trust
0.304% due 09/25/2036		$5,437	2,132
0.344% due 06/25/2036		23,447	8,662
0.344% due 09/25/2036		28,071	11,063
0.384% due 03/25/2036		8,098	4,038
0.434% due 07/25/2036		7,985	3,481
0.464% due 05/25/2036		29,815	11,327
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.514% due 01/25/2036		16,503	12,818
1.319% due 11/25/2034		3,522	3,033
2.219% due 05/25/2034		1,069	916
Asset-Backed Funding Certificates Trust
0.814% due 12/25/2034		568	566
1.054% due 12/25/2030		1,206	1,172
1.244% due 03/25/2034		4,826	3,889
1.289% due 05/25/2032		906	854
Asset-Backed Securities Corp. Home Equity Loan Trust
0.274% due 05/25/2037		272	185
0.424% due 11/25/2036		7,500	4,627
0.644% due 11/25/2035		5,800	5,233
0.954% due 10/25/2034		1	1
1.557% due 04/15/2033		348	343
3.207% due 08/15/2033		950	877
Avoca CLO Ltd.
0.298% due 10/15/2023	EUR	6,560	7,242
Bear Stearns Asset-Backed Securities Trust
0.304% due 11/25/2036		$3,297	3,283
0.344% due 01/25/2037		135	135
0.364% due 05/25/2036 ^		5,770	5,370
0.364% due 12/25/2036 ^		6,230	4,786
0.384% due 05/25/2037		5,585	5,279
0.434% due 06/25/2047		7,500	6,427
0.474% due 02/25/2036		24	24
0.644% due 12/25/2042		313	311
0.834% due 12/25/2034		6	6
0.844% due 08/25/2035		5,917	5,621
0.854% due 10/25/2032		2,251	2,155
0.994% due 10/27/2032		967	926
1.194% due 10/25/2037		417	393
1.194% due 11/25/2042		254	242
2.246% due 10/25/2036		1,543	1,114
2.927% due 07/25/2036		148	140
2.972% due 06/25/2043		824	827
5.750% due 11/25/2034		4,440	4,410
BNC Mortgage Loan Trust
0.294% due 05/25/2037		325	313
California Republic Auto Receivables Trust
1.180% due 08/15/2017		7	7
Carfinance Capital Auto Trust
1.750% due 11/15/2017		8	8
Carlyle High Yield Partners Ltd.
0.502% due 04/19/2022		2,579	2,537
Carrington Mortgage Loan Trust
0.254% due 01/25/2037		1,476	1,074
0.354% due 10/25/2036		7,419	4,350
0.434% due 06/25/2036		16,000	10,808
0.444% due 10/25/2036		8,691	5,151
0.454% due 02/25/2037		53,326	38,362
0.514% due 10/25/2035		178	178

See Accompanying Notes	15

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CDC Mortgage Capital Trust
0.989% due 07/25/2034		$3,151	$2,823
Celf Loan Partners PLC
0.693% due 05/03/2023		8,964	8,805
Chase Funding Trust
0.754% due 02/25/2033		45	41
0.834% due 08/25/2032		687	633
0.854% due 11/25/2032		20	20
1.094% due 02/25/2032		2,993	2,893
Chase Issuance Trust
1.380% due 11/15/2019		100	101
CIFC Funding Ltd.
0.571% due 05/10/2021		3,600	3,572
CIT Group Home Equity Loan Trust
1.244% due 09/25/2030		2,790	2,454
3.930% due 03/20/2032		228	232
Citigroup Global Markets Mortgage Securities, Inc.
0.754% due 09/25/2028		553	520
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates
0.814% due 05/25/2035		3,900	3,092
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045		4,196	2,960
0.264% due 05/25/2037		3,157	2,255
0.364% due 07/25/2045		15,824	11,315
0.394% due 05/25/2037		7,727	5,602
0.444% due 08/25/2036		24,500	16,300
0.454% due 09/25/2036		4,844	3,310
0.454% due 01/25/2037		6,000	4,877
0.454% due 03/25/2037		15,586	12,124
0.454% due 07/25/2045		7,562	5,467
0.464% due 05/25/2037		17,700	12,386
0.649% due 11/25/2045		4,532	4,115
0.684% due 09/25/2035 ^		11,100	9,189
0.854% due 07/25/2035		14,580	11,206
5.531% due 05/25/2036 ^		3,935	2,639
5.764% due 01/25/2037 ^		1,657	1,123
ColumbusNova CLO Ltd.
0.571% due 05/16/2019		457	456
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		34	34
7.490% due 07/01/2031		465	519
Conseco Financial Corp.
6.240% due 12/01/2028		159	165
6.870% due 04/01/2030		320	350
7.140% due 01/15/2029		10	10
7.240% due 06/15/2028		9	9
Cordatus CLO PLC
0.283% due 01/30/2024	EUR	18,835	20,665
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^		$9,280	8,241
0.334% due 05/25/2037 ^		33,679	28,707
0.334% due 08/25/2037		27,785	21,887
0.344% due 01/25/2037		9,287	8,882
0.344% due 05/25/2037		44,252	39,738
0.354% due 01/25/2034		3,614	3,356
0.354% due 01/25/2046		4,675	4,251
0.364% due 06/25/2047		21,551	20,440
0.374% due 08/25/2036		506	499
0.374% due 06/25/2047		1,941	1,774
0.384% due 06/25/2036		6,627	6,512
0.384% due 06/25/2047		10,714	9,871
0.414% due 06/25/2037		11,000	7,475
0.414% due 09/25/2037		6,811	5,567
0.414% due 09/25/2047		64,600	50,215
0.424% due 10/25/2047		17,457	15,475
0.444% due 04/25/2036		6,729	6,628
0.484% due 06/25/2036		13,440	12,024
0.484% due 08/25/2036		12,797	11,473
0.494% due 06/25/2036		9,400	8,272
0.494% due 07/25/2036		10,000	9,140
0.504% due 09/25/2037		6,907	3,514
0.534% due 04/25/2036		10,159	9,583
0.534% due 12/25/2036 ^		1,029	724
0.579% due 11/25/2035		5,273	5,084
0.594% due 08/25/2034		844	802
0.634% due 04/25/2036		4,500	3,694
0.644% due 04/25/2036		2,600	1,914
0.654% due 11/25/2035		89	88
0.674% due 12/25/2031		294	218
0.684% due 10/25/2035		1,749	1,745

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.684% due 02/25/2036		$3,400	$2,787
0.754% due 12/25/2035		3,000	2,835
0.934% due 05/25/2032		21	20
2.599% due 01/25/2034 ^		17,652	12,761
4.469% due 04/25/2036		2,379	2,413
5.089% due 10/25/2046 ^		16,797	15,984
5.478% due 04/25/2047 ^		9,162	7,969
Countrywide Asset-Backed Certificates Trust
0.354% due 03/25/2037		10,522	9,758
0.354% due 09/25/2046		6,317	5,684
0.644% due 04/25/2036		5,000	4,405
0.654% due 05/25/2036		30,800	25,551
0.684% due 02/25/2036		7,000	6,749
0.724% due 02/25/2036		4,800	4,132
0.774% due 11/25/2035		2,600	2,373
0.844% due 07/25/2035		1,000	911
0.894% due 11/25/2035		2,000	1,642
0.934% due 12/25/2034		3,649	3,445
0.994% due 08/25/2047		21,500	18,493
1.094% due 11/25/2034		914	889
1.094% due 04/25/2035		3,500	2,812
4.693% due 10/25/2035		4,558	4,671
4.740% due 10/25/2035		569	580
5.046% due 05/25/2035		3,436	3,452
5.251% due 12/25/2034		2,100	2,098
Credit Suisse First Boston Mortgage Securities Corp.
0.894% due 07/25/2032		54	45
0.934% due 08/25/2032		2,042	1,817
1.844% due 05/25/2043		1,260	1,195
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036		143	79
0.319% due 07/25/2037		529	355
0.344% due 11/25/2036		13,824	7,682
0.444% due 07/25/2036		10,000	7,186
0.444% due 04/25/2037		1,437	1,023
0.764% due 07/25/2036		5,576	5,132
1.294% due 04/25/2032		232	224
3.988% due 03/25/2037 ^		7,136	4,360
6.280% due 05/25/2035		1,766	1,814
Delta Funding Home Equity Loan Trust
1.027% due 09/15/2029		204	189
DT Auto Owner Trust
1.430% due 03/15/2018		15	15
2.640% due 10/15/2019		55	55
Educational Funding Co. LLC
0.545% due 10/25/2029		6,010	5,571
Educational Services of America, Inc.
1.145% due 07/25/2023		20,495	20,426
EFS Volunteer LLC
1.145% due 10/26/2026		11,789	11,803
EMC Mortgage Loan Trust
0.649% due 12/25/2042		1,294	1,239
0.649% due 05/25/2043		421	414
0.934% due 05/25/2040		34	31
EquiFirst Mortgage Loan Trust
0.944% due 01/25/2034		30	27
Equity One Mortgage Pass-Through Trust
0.754% due 11/25/2032		2,959	2,810
Exeter Automobile Receivables Trust
1.060% due 08/15/2018		18	18
2.170% due 05/15/2019		35	35
FAB CBO BV
0.462% due 12/31/2078	EUR	1,594	1,728
FAB U.S. Ltd.
1.215% due 12/06/2045	GBP	18,733	26,354
Fieldstone Mortgage Investment Trust
0.354% due 11/25/2036		$14,166	7,881
Finance America Mortgage Loan Trust
1.094% due 08/25/2034		698	653
First Franklin Mortgage Loan Trust
0.354% due 04/25/2036		7,420	6,267
0.434% due 04/25/2036		7,400	4,815
0.434% due 08/25/2036		8,700	6,210
0.434% due 10/25/2036		8,294	6,133
0.454% due 11/25/2036		2,041	2,018
0.644% due 11/25/2036		6,700	5,712
0.664% due 07/25/2035		825	797
0.684% due 07/25/2035		2,000	1,735
0.839% due 05/25/2035		559	557
0.869% due 11/25/2035		12,496	9,404
1.394% due 01/25/2035		2,690	2,255
1.619% due 10/25/2034		2,181	1,833

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
First Investors Auto Owner Trust
0.900% due 10/15/2018		$11	$11
1.490% due 01/15/2020		20	20
First NLC Trust
0.334% due 08/25/2037		4,198	2,362
0.474% due 08/25/2037		2,376	1,366
0.654% due 05/25/2035		1,935	1,643
Flagship Credit Auto Trust
1.210% due 04/15/2019		43	43
Fremont Home Loan Trust
0.254% due 01/25/2037		42	22
0.294% due 08/25/2036		489	201
0.324% due 11/25/2036		55,349	25,016
0.344% due 01/25/2037		18,830	9,834
0.354% due 08/25/2036		10,020	4,171
0.364% due 02/25/2037		70,515	39,889
0.434% due 02/25/2037		26,778	15,372
0.444% due 05/25/2036		14,980	8,923
0.464% due 04/25/2036		3,100	1,838
0.684% due 07/25/2035		1,500	1,333
1.124% due 07/25/2034		1,183	1,127
1.259% due 06/25/2035		6,100	5,252
GE-WMC Mortgage Securities Trust
0.234% due 08/25/2036		12	7
GMAC Mortgage Corp. Home Equity Loan Trust
6.712% due 09/25/2037		68	71
7.000% due 09/25/2037		39	38
Greenpoint Manufactured Housing
7.270% due 06/15/2029		408	403
8.300% due 10/15/2026		500	530
GSAA Home Equity Trust
0.314% due 04/25/2047		8,145	6,687
0.424% due 03/25/2036		6,560	6,158
0.494% due 03/25/2037		4,186	2,579
0.644% due 08/25/2037		9,044	8,273
4.836% due 06/25/2034 ^		18	18
5.307% due 03/25/2036		13,392	9,124
GSAA Trust
0.494% due 05/25/2047		635	471
0.564% due 06/25/2035		5,483	5,289
GSAMP Trust
0.284% due 01/25/2037		5,055	3,052
0.314% due 12/25/2036		8,795	4,863
0.354% due 05/25/2046		1,951	1,759
0.354% due 10/25/2046		1,060	1,047
0.374% due 11/25/2035		559	89
0.434% due 06/25/2036		7,307	4,702
0.434% due 08/25/2036		3,339	2,574
0.464% due 04/25/2036		5,500	3,493
0.564% due 03/25/2047		2,000	1,324
0.714% due 01/25/2045		1,988	1,891
1.199% due 06/25/2035		2,408	2,355
1.244% due 06/25/2034		833	805
1.444% due 03/25/2034		5,550	4,493
1.514% due 12/25/2034 ^		1,931	1,366
1.844% due 10/25/2034		1,187	1,111
Halcyon Structured Asset Management European CLO BV
0.289% due 01/25/2023	EUR	4,144	4,610
Harbourmaster CLO BV
0.261% due 05/08/2023		3,506	3,886
0.575% due 05/08/2023		$16,970	16,671
0.864% due 05/08/2023	GBP	23,192	34,467
Home Equity Asset Trust
0.364% due 08/25/2036		$2,474	2,441
0.794% due 11/25/2032		154	131
1.289% due 05/25/2035		3,300	2,904
HSI Asset Loan Obligation Trust
0.254% due 12/25/2036		142	60
5.165% due 12/25/2036		20,562	11,559
HSI Asset Securitization Corp. Trust
0.244% due 10/25/2036		258	143
0.304% due 12/25/2036		743	313
0.364% due 12/25/2036		6,773	2,863
0.584% due 11/25/2035		5,339	3,768
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	263	294
IMC Home Equity Loan Trust
5.662% due 07/25/2026		$26	25
7.310% due 11/20/2028		27	27
7.520% due 08/20/2028		33	34

16	See Accompanying Notes

September 30, 2015

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.334% due 11/25/2036		$3,286	$2,636
0.354% due 11/25/2036		8,500	5,474
0.404% due 04/25/2037		6,258	4,238
0.434% due 11/25/2036		35,326	21,738
1.054% due 10/25/2033		1,000	942
IXIS Real Estate Capital Trust
0.824% due 02/25/2036		9,828	8,750
0.874% due 02/25/2036		137	136
JPMorgan Mortgage Acquisition Corp.
0.384% due 05/25/2035		1,888	1,862
JPMorgan Mortgage Acquisition Trust
0.254% due 03/25/2047		126	125
0.274% due 08/25/2036		347	176
0.304% due 08/25/2036		62	32
0.344% due 08/25/2036		448	424
0.354% due 01/25/2036		3,900	3,588
0.354% due 07/25/2036 ^		8,879	4,213
0.354% due 05/25/2037		3,600	3,315
0.384% due 03/25/2047		25,812	18,355
0.434% due 08/25/2036		3,000	2,455
0.454% due 07/25/2036		8,800	6,383
0.454% due 03/25/2037		5,600	4,117
0.464% due 04/25/2036		6,700	5,852
6.337% due 08/25/2036 ^		3,248	2,267
Jubilee CDO BV
0.246% due 09/20/2022	EUR	712	793
0.258% due 07/30/2024		4,140	4,567
L.A. Arena Funding LLC
7.656% due 12/15/2026		$129	144
Lehman ABS Mortgage Loan Trust
0.284% due 06/25/2037		9,836	6,447
0.394% due 06/25/2037		5,310	3,533
Lehman XS Trust
0.364% due 10/25/2036		12,471	11,295
0.364% due 01/25/2037		9,740	8,606
5.420% due 11/25/2035 ^		1,063	1,076
Limerock CLO
0.503% due 04/24/2023		9,429	9,355
Long Beach Mortgage Loan Trust
0.354% due 12/25/2036		27,476	17,180
0.454% due 08/25/2045		11,089	8,625
0.574% due 08/25/2045		5,137	4,790
1.019% due 06/25/2035		1,105	1,100
1.244% due 06/25/2035		8,900	7,068
1.469% due 02/25/2035		4,500	3,590
Madison Park Funding Ltd.
1.545% due 04/22/2022		99,283	99,026
Magi Funding PLC
0.331% due 04/11/2021	EUR	2,545	2,844
Massachusetts Educational Financing Authority
1.245% due 04/25/2038		$3,770	3,782
MASTR Asset-Backed Securities Trust
0.244% due 01/25/2037		140	62
0.344% due 08/25/2036		6,921	3,508
0.424% due 02/25/2036		3,264	3,245
0.434% due 03/25/2036		10,700	6,663
0.434% due 10/25/2036		5,034	3,195
0.694% due 10/25/2035 ^		14,363	10,998
5.471% due 11/25/2035		1,668	1,626
5.719% due 02/25/2036		3,895	3,826
MASTR Specialized Loan Trust
0.594% due 07/25/2034		47	47
0.944% due 11/25/2035		3,600	2,722
Merrill Lynch First Franklin Mortgage Loan Trust
0.364% due 04/25/2037		4,099	2,388
Merrill Lynch Mortgage Investors Trust
0.254% due 11/25/2037		2,345	1,162
0.264% due 04/25/2047		17,365	9,786
0.304% due 08/25/2037		14,382	8,640
0.314% due 02/25/2037		1,359	655
0.344% due 08/25/2037		60,229	36,354
0.344% due 11/25/2037		16,704	8,411
0.364% due 07/25/2037		7,312	3,860
0.434% due 08/25/2037		3,011	1,844
0.454% due 03/25/2037		75,100	47,465
0.454% due 04/25/2037		4,000	2,084
0.514% due 03/25/2037		5,424	3,463
0.644% due 02/25/2047		28,191	19,909
MESA Trust
0.994% due 12/25/2031		946	870

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	$346	$364
Mid-State Trust
7.340% due 07/01/2035	600	647
7.791% due 03/15/2038	2,585	2,682
Morgan Stanley ABS Capital, Inc. Trust
0.244% due 07/25/2036	317	147
0.254% due 12/25/2036	4,073	2,380
0.254% due 05/25/2037	2,724	1,740
0.264% due 10/25/2036	2,340	1,371
0.284% due 01/25/2037	8,529	4,842
0.294% due 11/25/2036	2,363	1,398
0.304% due 03/25/2037	9,545	4,864
0.324% due 10/25/2036	8,373	6,562
0.334% due 10/25/2036	41,165	24,374
0.334% due 11/25/2036	6,214	3,880
0.334% due 05/25/2037	7,949	5,513
0.344% due 06/25/2036	12,340	8,210
0.344% due 09/25/2036	21,838	11,237
0.344% due 10/25/2036	19,691	12,200
0.344% due 11/25/2036	26,135	15,564
0.344% due 12/25/2036	3,284	1,940
0.354% due 04/25/2036	2,407	2,376
0.354% due 09/25/2036	5,688	3,321
0.374% due 03/25/2037	6,469	3,332
0.394% due 02/25/2037	3,122	1,910
0.414% due 10/25/2036	3,529	2,115
0.424% due 09/25/2036	4,249	2,512
0.424% due 10/25/2036	2,367	1,482
0.424% due 11/25/2036	27,006	16,242
0.424% due 02/25/2037	14,266	6,650
0.444% due 08/25/2036	23,735	14,966
0.444% due 05/25/2037	4,881	3,190
0.534% due 03/25/2037	4,744	2,503
0.554% due 02/25/2037	11,496	5,457
0.654% due 06/25/2034	31	31
0.839% due 09/25/2035	3,000	2,638
0.929% due 07/25/2035	4,000	3,211
0.994% due 07/25/2037	3,532	3,462
1.139% due 06/25/2034	2,913	2,761
1.194% due 03/25/2033	1,451	1,381
1.214% due 08/25/2034	278	264
1.244% due 04/25/2035	4,200	3,079
Morgan Stanley Dean Witter Capital, Inc. Trust
1.469% due 09/25/2032	2,658	2,627
1.544% due 02/25/2033	1,620	1,552
Morgan Stanley Home Equity Loan Trust
0.354% due 04/25/2036	3,174	2,253
0.424% due 04/25/2037	17,813	10,208
0.544% due 04/25/2037	10,932	6,372
Morgan Stanley IXIS Real Estate Capital Trust
0.244% due 11/25/2036	8	4
Morgan Stanley Mortgage Loan Trust
0.264% due 01/25/2047 ^	4	4
0.274% due 11/25/2036	5,006	2,483
0.314% due 04/25/2037	8,530	4,510
0.424% due 02/25/2037	914	523
0.554% due 04/25/2037	4,133	2,241
5.577% due 10/25/2046 ^	3,817	2,159
5.726% due 10/25/2036 ^	1,839	1,107
5.750% due 11/25/2036 ^	2,441	1,244
5.750% due 04/25/2037 ^	1,138	863
6.000% due 07/25/2047 ^	1,070	863
Motor PLC
0.674% due 08/25/2021	54,903	54,899
National Collegiate Student Loan Trust
0.454% due 02/26/2029	5,000	4,654
0.464% due 03/26/2029	23,500	21,641
Nationstar Home Equity Loan Trust
0.374% due 04/25/2037	2,700	2,656
Nelnet Student Loan Trust
1.225% due 10/25/2019	2,196	2,196
New Century Home Equity Loan Trust
0.869% due 03/25/2035	3,500	3,346
1.079% due 05/25/2034	2,149	2,037
3.194% due 01/25/2033	5,167	4,596
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.524% due 10/25/2036 ^	28,396	11,674
0.594% due 02/25/2037 ^	2,665	1,078
0.684% due 05/25/2035	4,688	4,388
6.032% due 10/25/2036 ^	3,672	2,004

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NovaStar Mortgage Funding Trust
0.294% due 01/25/2037		$5,367	$2,439
0.344% due 09/25/2036		22,907	12,040
0.344% due 03/25/2037		5,885	3,059
0.349% due 06/25/2036		3,807	2,858
0.364% due 11/25/2036		12,953	6,148
0.374% due 03/25/2037		4,872	2,542
0.404% due 01/25/2037		24,141	11,189
0.444% due 10/25/2036		7,556	3,894
0.904% due 12/25/2033		829	797
1.019% due 06/25/2034		100	95
2.069% due 03/25/2035		9,200	8,202
NYLIM Flatiron CLO Ltd.
0.531% due 08/08/2020		2,390	2,380
Oaktree Enhanced Income Funding Ltd.
1.487% due 04/20/2023		21,800	21,753
OneMain Financial Issuance Trust
2.430% due 06/18/2024		37,100	37,112
2.470% due 09/18/2024		100	100
Option One Mortgage Loan Trust
0.334% due 01/25/2037		32,606	19,143
0.364% due 05/25/2037		4,837	2,955
0.374% due 04/25/2037		9,313	5,676
0.414% due 01/25/2037		13,449	7,985
0.434% due 04/25/2037		4,524	2,698
0.444% due 03/25/2037		2,038	1,199
0.444% due 07/25/2037		4,656	2,930
0.524% due 04/25/2037		3,577	2,211
0.554% due 01/25/2036		6,600	4,613
0.704% due 08/25/2035		4,500	3,464
Option One Mortgage Loan Trust Asset-Backed Certificates
0.654% due 11/25/2035		8,500	6,337
Ownit Mortgage Loan Trust
0.794% due 10/25/2036 ^		4,789	3,942
Palisades CDO Ltd.
0.655% due 07/22/2039		6,511	6,462
Panhandle-Plains Higher Education Authority, Inc.
1.456% due 10/01/2035		20,046	20,308
Panther CDO BV
0.304% due 03/20/2084	EUR	41,318	44,306
0.364% due 10/15/2084		13,723	14,644
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.994% due 12/25/2034		$7,369	6,248
Penta CLO S.A.
0.268% due 06/04/2024	EUR	32,998	36,434
People’s Choice Home Loan Securities Trust
0.914% due 05/25/2035 ^		$3,100	2,885
1.139% due 05/25/2035 ^		7,000	5,162
1.544% due 01/25/2035		6,500	5,548
People’s Financial Realty Mortgage Securities Trust
0.334% due 09/25/2036		24,435	9,877
Popular ABS Mortgage Pass-Through Trust
0.284% due 06/25/2047 ^		1,886	1,874
0.404% due 01/25/2037		7,000	5,802
0.824% due 06/25/2035		3,676	3,203
5.700% due 12/25/2034		9,967	7,829
Primus CLO Ltd.
0.521% due 07/15/2021		100,858	99,175
RAAC Trust
0.469% due 05/25/2036		1,794	1,630
0.494% due 06/25/2044		4,351	3,742
0.534% due 02/25/2036		3,600	3,248
0.549% due 11/25/2046		15,436	13,392
0.594% due 06/25/2047		4,282	4,078
1.694% due 09/25/2047		10,900	8,938
Renaissance Home Equity Loan Trust
0.554% due 11/25/2034		372	320
0.894% due 08/25/2032		104	96
1.074% due 08/25/2033		80	75
5.473% due 01/25/2037		9,610	5,537
5.565% due 02/25/2036		8	8
5.893% due 06/25/2037		8,207	4,290
Residential Asset Mortgage Products Trust
0.364% due 05/25/2036		171	171
0.419% due 10/25/2034		2,249	2,086
0.424% due 01/25/2036		3,608	3,555
0.484% due 02/25/2036		4,650	4,075
0.494% due 05/25/2036 ^		5,504	4,143
2.114% due 11/25/2034		6,880	6,316
2.749% due 12/25/2034		2,000	1,695
5.072% due 04/25/2034		389	399

See Accompanying Notes	17

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Residential Asset Securities Corp. Trust
0.324% due 11/25/2036		$16,391	$13,611
0.344% due 08/25/2036		2,098	1,951
0.344% due 09/25/2036		1,859	1,826
0.354% due 06/25/2036		1,609	1,553
0.364% due 11/25/2036		6,558	5,784
0.374% due 04/25/2036		3,636	3,437
0.394% due 02/25/2036		790	783
0.434% due 10/25/2036		3,000	2,311
0.464% due 07/25/2036		12,000	6,348
0.464% due 05/25/2037		4,300	3,930
0.474% due 04/25/2036		4,200	3,609
0.484% due 03/25/2036		2,260	2,234
0.604% due 01/25/2036		3,160	2,804
0.634% due 11/25/2035		6,840	6,173
0.694% due 07/25/2032 ^		4	3
0.779% due 06/25/2033		1,907	1,642
0.784% due 09/25/2035		5,000	4,495
1.019% due 07/25/2034		1,551	1,392
1.289% due 03/25/2035		3,127	2,590
Residential Mortgage Loan Trust
1.694% due 09/25/2029		11	11
RMF Euro CDO PLC
0.278% due 09/11/2022	EUR	322	360
SACO, Inc.
0.614% due 03/25/2036 ^		$69	106
0.694% due 12/25/2035		62	59
Santander Drive Auto Receivables Trust
2.650% due 08/17/2020		95	96
Securitized Asset-Backed Receivables LLC Trust
0.254% due 12/25/2036 ^		304	120
0.324% due 05/25/2037 ^		966	690
0.354% due 07/25/2036		3,450	1,705
0.434% due 07/25/2036		4,436	2,228
0.444% due 03/25/2036		15,273	9,304
0.444% due 05/25/2036		7,937	4,621
0.464% due 03/25/2036		27,082	22,067
0.899% due 04/25/2035		114	113
1.154% due 01/25/2036 ^		7,566	6,325
SG Mortgage Securities Trust
0.344% due 10/25/2036		20,988	12,753
SLC Student Loan Trust
1.237% due 06/15/2021		4,300	4,204
SLM Private Credit Student Loan Trust
0.577% due 12/16/2041		12,000	10,521
SLM Private Education Loan Trust
2.457% due 06/16/2042		18,000	18,977
3.200% due 05/16/2044		2,925	3,017
3.457% due 05/16/2044		32,118	33,428
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	86	94
0.232% due 06/17/2024		10,804	11,614
0.425% due 01/25/2019		$1,493	1,475
0.465% due 04/27/2020		3,988	3,987
0.625% due 01/25/2022		12,000	11,386
0.795% due 10/25/2017		8,513	8,501
0.845% due 10/25/2017		9	9
0.945% due 04/25/2019		700	688
1.195% due 07/25/2023		700	680
1.537% due 12/15/2033		22,326	20,119
1.595% due 01/25/2018		386	387
1.795% due 04/25/2023		52,320	52,501
1.995% due 07/25/2023		3,075	3,092
SMART ABS Trust
1.180% due 02/14/2019		95	94
SNAAC Auto Receivables Trust
1.030% due 09/17/2018		3	3
Soundview Home Loan Trust
0.304% due 01/25/2037		59	40
0.354% due 11/25/2036		11,596	9,925
0.354% due 01/25/2037		5,645	3,849
0.374% due 02/25/2037		10,514	4,474
0.374% due 08/25/2037		4,000	2,923
0.404% due 06/25/2037		25,414	15,735
0.434% due 07/25/2036		13,400	8,542
0.444% due 08/25/2037		3,828	2,696
0.454% due 02/25/2037		13,567	5,843
0.474% due 05/25/2036		5,000	4,014
0.494% due 11/25/2035		1	1
1.019% due 06/25/2035		5,205	4,704
South Carolina Student Loan Corp.
1.074% due 03/02/2020		552	555
1.324% due 09/03/2024		600	592
Specialty Underwriting & Residential Finance Trust
0.294% due 11/25/2037		887	564
0.494% due 12/25/2036		8,628	6,692
0.544% due 09/25/2036		2,922	2,874
0.544% due 03/25/2037		5,059	2,773

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.694% due 06/25/2036		$1,795	$1,726
0.799% due 06/25/2036		18,300	13,169
1.169% due 12/25/2035		5,290	4,720
4.350% due 02/25/2037 ^		8,542	4,498
Stone Tower CLO Ltd.
0.509% due 04/17/2021		3,826	3,793
0.519% due 04/17/2021		2,090	2,062
Structured Asset Investment Loan Trust
0.344% due 06/25/2036		3,129	2,680
0.494% due 01/25/2036		6,526	5,199
0.894% due 04/25/2033		1,833	1,784
1.094% due 05/25/2035		9,400	7,870
1.124% due 09/25/2034		609	544
1.169% due 01/25/2035		10,188	7,307
1.194% due 09/25/2034		417	405
1.319% due 01/25/2035		3,957	950
1.394% due 01/25/2033		97	96
1.574% due 04/25/2033		601	502
1.769% due 01/25/2035		4,313	574
1.919% due 01/25/2035 ^		5,691	244
Structured Asset Securities Corp.
5.180% due 10/25/2034		1,481	1,536
Structured Asset Securities Corp. Mortgage Loan Trust
0.294% due 01/25/2037		418	418
0.304% due 01/25/2037		1,056	1,051
0.354% due 03/25/2036		171	165
0.374% due 01/25/2037		3,765	1,918
0.444% due 09/25/2036		4,500	3,626
0.494% due 06/25/2035		2,987	2,648
0.564% due 04/25/2036		6,436	5,599
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.410% due 06/25/2033		50	51
SVO Mortgage LLC
2.000% due 09/20/2029		41	41
Symphony CLO Ltd.
0.561% due 05/15/2019		59,339	59,039
Toyota Auto Receivables Owner Trust
0.930% due 07/16/2018		70	70
Triaxx Prime CDO Ltd.
0.453% due 10/02/2039		117,434	92,773
Wachovia Loan Trust
0.554% due 05/25/2035		1,025	1,002
WaMu Asset-Backed Certificates Trust
0.444% due 04/25/2037		15,672	7,685
Washington Mutual Asset-Backed Certificates Trust
0.254% due 10/25/2036		2,172	1,116
Wood Street CLO BV
0.280% due 03/29/2021	EUR	3,618	4,030

Total Asset-Backed Securities (Cost $3,088,980)			3,297,568

SOVEREIGN ISSUES 10.6%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		6,910	6,662
Autonomous Community of Catalonia
4.300% due 11/15/2016		4,750	5,432
4.750% due 06/04/2018		40,886	48,277
4.900% due 09/15/2021		3,200	3,813
4.950% due 02/11/2020 (k)		4,950	5,934
Autonomous Community of Valencia
4.000% due 11/02/2016		5,900	6,829
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$76,900	76,612
4.125% due 09/15/2017	EUR	37,800	39,024
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (f)	BRL	4,569,352	1,113,912
0.000% due 04/01/2016 (f)		8,081,875	1,902,173
0.000% due 07/01/2016 (f)		4,964,800	1,126,018
0.000% due 10/01/2016 (f)		11,205,800	2,441,870
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		442,400	85,552
10.000% due 01/01/2025		1,087,000	200,991
Canada Government International Bond
3.000% due 12/01/2015	CAD	505	380
China Development Bank Corp.
5.800% due 01/03/2016	CNY	5,445	864

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Cyprus Government International Bond
3.750% due 11/01/2015	EUR	17,201	$19,213
3.875% due 05/06/2022		6,000	6,796
4.625% due 02/03/2020		12,500	14,753
4.750% due 02/25/2016 (i)		14,800	16,669
4.750% due 06/25/2019		22,020	26,157
Export-Import Bank of Korea
2.625% due 12/30/2020 (k)		$31,700	32,111
Italy Buoni Poliennali Del Tesoro
3.750% due 05/01/2021	EUR	70	90
3.750% due 09/01/2024		247,600	324,427
4.000% due 02/01/2037		255	350
4.500% due 08/01/2018		185	231
5.000% due 03/01/2022		120	166
Korea Development Bank
3.250% due 03/09/2016		$9,800	9,895
3.250% due 09/20/2016		21,600	22,050
4.000% due 09/09/2016		20,000	20,539
Korea Housing Finance Corp.
4.125% due 12/15/2015		96,300	96,927
Mexico Government International Bond
4.000% due 11/15/2040 (g)	MXN	910,616	57,082
4.000% due 11/08/2046 (g)		4,060,244	256,419
4.750% due 06/14/2018		1,000,000	59,447
6.500% due 06/10/2021		3,183,910	198,161
6.500% due 06/09/2022		2,107,800	129,620
7.750% due 05/29/2031		491,700	32,376
8.000% due 06/11/2020		1,321,800	87,604
8.000% due 12/07/2023		1,000,000	66,779
8.500% due 12/13/2018		5,100,000	334,626
10.000% due 12/05/2024		1,628,900	122,985
New South Wales Treasury Corp.
6.000% due 03/01/2022	AUD	165	139
New South Wales Treasury Corp. Inflation Linked Bond
2.750% due 11/20/2025		1,231	1,030
Poland Government International Bond
4.000% due 01/22/2024		$15	16
Province of Alberta
4.000% due 12/01/2019	CAD	85	71
Province of British Columbia
1.200% due 04/25/2017		$45	45
4.300% due 06/18/2042	CAD	55	49
Province of Manitoba
4.400% due 09/05/2025		80	70
Province of Ontario
1.650% due 09/27/2019		$85,700	85,722
3.000% due 07/16/2018		17,500	18,352
3.150% due 06/02/2022	CAD	105,550	85,139
4.000% due 10/07/2019		$23,855	26,035
4.000% due 06/02/2021	CAD	69,700	58,729
4.400% due 06/02/2019		31,175	26,013
4.400% due 04/14/2020		$18,900	21,092
5.500% due 06/02/2018	CAD	20,700	17,330
Province of Quebec
2.750% due 08/25/2021		$81,800	84,743
3.500% due 07/29/2020		11,900	12,847
3.500% due 12/01/2022	CAD	68,053	55,910
4.250% due 12/01/2021		193,900	165,817
4.500% due 12/01/2020		123,800	106,159
4.625% due 05/14/2018		$1,000	1,089
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	348
Republic of Germany
0.750% due 04/15/2018 (g)	EUR	3,287	3,786
3.250% due 01/04/2020		30	38
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	6,830,000	48,109
4.500% due 07/03/2017		5,920,000	41,699
5.000% due 08/22/2016		6,000,000	45,513
5.250% due 02/01/2016		1,078,800	8,453
Slovenia Government International Bond
2.250% due 03/25/2022	EUR	7,000	8,344
4.125% due 02/18/2019		$400	423
5.250% due 02/18/2024		15,200	16,777
5.500% due 10/26/2022		62,600	70,535
5.850% due 05/10/2023		16,400	18,820
South Africa Government International Bond
4.500% due 04/05/2016	EUR	150	171
Xunta de Galicia
5.763% due 04/03/2017		20,443	24,654
6.131% due 04/03/2018		13,520	17,175
6.964% due 12/28/2017		10,400	13,305

Total Sovereign Issues (Cost $11,916,933)			10,084,363

18	See Accompanying Notes

September 30, 2015

(Unaudited)

		SHARES	MARKET VALUE (000s)
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (h)		182,618	$213,252

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (d)		8,712,560	0
6.250% due 07/14/2033 (d)		475,440	0

			0

Total Convertible Preferred Securities (Cost $212,129)			213,252

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
CoBank ACB
6.250% due 10/01/2022 (h)		40,000	4,155
GMAC Capital Trust
8.125% due 02/15/2040		384,549	9,817
Navient Corp. CPI Linked Security
2.124% due 03/15/2017		4,700	108

Total Preferred Securities (Cost $14,433)			14,080

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.1%

CERTIFICATES OF DEPOSIT 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015		$194,750	194,729
1.078% due 05/16/2016		155,000	154,627
1.081% due 05/16/2016		500	499
Intesa Sanpaolo SpA
1.666% due 04/11/2016		11,200	11,219
Sumitomo Mitsui Banking Corp.
0.609% due 05/02/2017		315,300	315,302

			676,376

COMMERCIAL PAPER 0.5%
CommonWealth Edison
0.500% due 10/13/2015		14,700	14,699
0.510% due 10/06/2015		4,800	4,800
ENI Finance USA, Inc.
0.570% due 10/06/2015		20,700	20,699
Entergy Corp.
0.900% due 10/13/2015		18,100	18,097
0.910% due 10/16/2015		6,550	6,549
0.950% due 10/23/2015		12,800	12,796
0.950% due 11/16/2015		11,600	11,593
0.950% due 12/01/2015		25,000	24,978
Ford Motor Credit Co.
0.850% due 10/27/2015		53,400	53,381
1.070% due 01/07/2016		46,400	46,326
Hewlett-Packard Co.
0.670% due 10/02/2015		10,650	10,650
Southwestern Energy Co.
1.270% due 10/01/2015		25,000	25,000
1.270% due 10/26/2015		85,500	85,471
Tesco Treasury Services PLC
2.250% due 10/09/2015		20,000	19,990
Volvo Group Treasury N.A.
0.500% due 10/19/2015		17,550	17,548
0.530% due 10/16/2015		10,200	10,199
Weatherford International Ltd.
1.080% due 10/01/2015		11,000	11,000
1.180% due 10/14/2015		16,600	16,597
1.180% due 10/19/2015		12,500	12,497
WPP CP LLC
0.530% due 10/09/2015		8,300	8,299
0.550% due 10/20/2015		8,600	8,599

			439,768

REPURCHASE AGREEMENTS (j) 0.0%			33,607

CHINA TREASURY BILLS 0.0%
3.320% due 10/13/2015	CNY	200	31

JAPAN TREASURY BILLS 1.9%
(0.021%) due 10/05/2015 - 12/28/2015 (e)	JPY	220,220,000	1,835,761

MEXICO TREASURY BILLS 0.0%
3.620% due 05/26/2016	MXN	207,000	11,977

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY BILLS 0.0%
0.113% due 01/07/2016 - 02/18/2016 (e)(k)(m)(o)	$12,986	$12,986

Total Short-Term Instruments (Cost $2,996,528)		3,010,506

Total Investments in Securities (Cost $134,011,103)		133,216,611

	SHARES
INVESTMENTS IN AFFILIATES 1.2%

SHORT-TERM INSTRUMENTS 1.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	111,024,275	1,100,806

Total Short-Term Instruments (Cost $1,100,806)		1,100,806

Total Investments in Affiliates (Cost $1,100,806)		1,100,806

Total Investments 141.4% (Cost $135,111,909)		$134,317,417
Financial Derivative Instruments (l)(n) 3.5% (Cost or Premiums, net $(366,199))		3,364,138
Other Assets and Liabilities, net (44.9%)		(42,709,228)

Net Assets 100.0%		$94,972,327

See Accompanying Notes	19

Schedule of Investments PIMCO Total Return Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon bond.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$274,300	$270,640	0.28%
Cyprus Government International Bond	4.750	02/25/2016	06/24/2015	16,729	16,669	0.02
Navient Corp.	5.000	12/15/2015	03/06/2014 - 03/10/2014	2,067	2,074	0.00
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	15,815	0.02

				$308,096	$305,198	0.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
GSC	0.290%	09/30/2015	10/01/2015	$17,000	Freddie Mac 4.000% due 03/01/2043	$(17,554)	$17,000	$17,000
NOM	0.270	09/30/2015	10/01/2015	1,400	U.S. Treasury Notes 1.750% due 09/30/2022	(1,432)	1,400	1,400
SAL	0.280	09/30/2015	10/01/2015	2,100	U.S. Treasury Notes 2.125% due 12/31/2021	(2,148)	2,100	2,100
SSB	0.000	09/30/2015	10/01/2015	13,107	U.S. Treasury Notes 1.875% due 06/30/2020	(13,370)	13,107	13,107

Total Repurchase Agreements						$(34,504)	$33,607	$33,607

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.375%)	05/11/2015	TBD(2)		$(21,741)	$(21,709)
BRC	(2.000)	01/30/2015	TBD(2)		(6,276)	(6,191)
	(2.000)	03/02/2015	TBD(2)		(852)	(842)
	(1.000)	01/20/2015	TBD(2)		(8,457)	(8,397)
	(0.250)	09/18/2015	TBD(2)		(3,699)	(3,699)
DBL	(0.650)	05/28/2015	TBD(2)	EUR	(2,383)	(2,657)
	(0.650)	08/03/2015	TBD(2)		(2,199)	(2,454)
DEU	(0.500)	03/13/2015	TBD(2)		$(2,965)	(2,957)
	0.220	10/01/2015	10/05/2015		(1,027,500)	(1,027,500)
GRE	0.440	09/18/2015	10/02/2015		(29,512)	(29,517)
JPS	0.220	10/01/2015	10/08/2015		(15,019)	(15,019)
	0.300	09/24/2015	10/01/2015		(25,719)	(25,720)
	0.400	09/24/2015	10/01/2015		(130,011)	(130,021)
SAL	0.650	10/02/2015	TBD(2)		(3,750)	(3,750)

Total Reverse Repurchase Agreements						$(1,280,433)

(2) Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Sale-Buyback Transactions
GSC	0.250%	09/24/2015	10/01/2015		$(84,984)	$(84,988)

Total Sale-Buyback Transactions						$(84,988)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $0 at a weighted average interest rate of 0.000%.

20	See Accompanying Notes

September 30, 2015

(Unaudited)

SHORT SALES*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2030	$37,000	$(38,740)	$(38,725)
Fannie Mae	4.500	11/01/2045	2,700	(2,916)	(2,926)

Total Short Sales				$(41,656)	$(41,651)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $1,359,499 and cash of $310 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(21,709)	$0	$(21,709)	$20,787	$(922)
BRC	0	(19,129)	0	(19,129)	19,850	721
COM	0	0	0	0	2,047	2,047
DBL	0	(5,111)	0	(5,111)	4,915	(196)
DEU	0	(1,030,457)	0	(1,030,457)	1,022,162	(8,295)
GRE	0	(29,517)	0	(29,517)	29,399	(118)
GSC	17,000	0	0	17,000	(17,554)	(554)
JPS	0	(170,760)	0	(170,760)	169,342	(1,418)
NOM	1,400	0	0	1,400	(1,432)	(32)
SAL	2,100	(3,750)	0	(1,650)	1,600	(50)
SSB	13,107	0	0	13,107	(13,370)	(263)
Master Securities Forward Transaction Agreement
GSC	0	0	(84,988)	(84,988)	85,137	149

Total Borrowings and Other Financing Transactions	$33,607	$(1,280,433)	$(84,988)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(43,795)	$(43,795)
Sovereign Issues	0	0	0	(5,111)	(5,111)
U.S. Treasury Obligations	(155,741)	(29,517)	0	0	(185,258)

Total	$(155,741)	$(29,517)	$0	$(48,906)	$(234,164)
Sale-Buyback Transactions
U.S. Treasury Obligations	(84,988)	0	0	0	(84,988)

Total	$(84,988)	$0	$0	$0	$(84,988)

Total Borrowings	$(240,729)	$(29,517)	$0	$(48,906)	$(319,152)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(319,152)

(5)	Unsettled reverse repurchase agreements liability of $(1,046,269) is outstanding at period end.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$110.000	11/20/2015	11,195	$96	$83
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.250	11/20/2015	438	4	3
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.500	11/20/2015	4,227	36	31
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.750	11/20/2015	59,216	507	436
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/20/2015	4,878	42	36
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2015	14,600	125	217
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/20/2015	8,268	71	122
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2015	38,914	333	576
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.500	11/20/2015	4,339	37	64
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	4,906	42	72
				$1,293	$1,640

Total Purchased Options				$1,293	$1,640

See Accompanying Notes	21

Schedule of Investments PIMCO Total Return Fund (Cont.)

FUTURES CONTRACTS:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	27,881	$(28,929)	$1,046	$0
90-Day Eurodollar December Futures	Short	12/2017	25,953	(43,393)	973	0
90-Day Eurodollar June Futures	Short	06/2016	33,291	(31,195)	1,248	0
90-Day Eurodollar June Futures	Short	06/2017	15,155	(24,672)	568	0
90-Day Eurodollar March Futures	Short	03/2017	33,173	(45,547)	1,244	0
90-Day Eurodollar March Futures	Short	03/2018	11,340	(18,521)	425	0
90-Day Eurodollar September Futures	Short	09/2016	67,897	(80,614)	2,546	0
90-Day Eurodollar September Futures	Short	09/2017	16,210	(26,887)	608	0
Australia Government 10-Year Bond December Futures	Short	12/2015	1,342	(426)	192	(1,006)
Call Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	4,345	(1,100)	243	(97)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	11,770	(11)	0	0
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	13,085	(12)	0	0
Canada Government 10-Year Bond December Futures	Short	12/2015	11,809	13,764	2,478	(1,681)
Euro-Bobl December Futures	Long	12/2015	2,591	1,440	160	(153)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	15,481	44,073	8,822	0
Euro-Bund 10-Year Bond December Futures	Long	12/2015	244	242	260	(4,382)
Euro-Bund 10-Year Bond December Futures	Short	12/2015	12,104	(19,619)	0	0
Euro-Schatz December Futures	Long	12/2015	9,546	1,034	0	(572)
Put Options Strike @ EUR 110.800 on Euro-Schatz 10-Year Bond November Futures	Long	11/2015	35,950	(34)	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	4,965	273	278	(5)
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	4,974	352	357	(5)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	82,214	69,545	614	(2,425)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	78,787	114,859	411	(5,946)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	14,184	(31,290)	8,711	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2016	480	(245)	0	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	25,578	(26,826)	0	(967)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	61,434	(56,701)	0	(2,323)
United Kingdom Long Gilt December Futures	Short	12/2015	4,872	(7,297)	885	(1,843)

Total Futures Contracts				$(197,737)	$32,069	$(21,414)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

							Variation Margin
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2015	0.134%	$60,000	$134	$(101)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$2,302,344	$67,214	$(65,658)	$8,261	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020		83,100	20	172	173	(41)
CDX.IG-24 5-Year Index	1.000	06/20/2020		4,316,100	22,952	(36,561)	74	0
CDX.IG-25 5-Year Index	1.000	12/20/2020		2,632,500	9,416	(7,590)	59	(362)
iTraxx Europe Crossover 23 5-Year Index	5.000	06/20/2020	EUR	85,100	4,668	(1,858)	265	0
iTraxx Europe Crossover 24 5-Year Index	5.000	12/20/2020		890,300	58,723	(17,702)	1,438	0
iTraxx Europe Main 24 5-Year Index	1.000	12/20/2020		3,092,500	17,782	(19,199)	1,153	0

					$180,775	$(148,396)	$11,423	$(403)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

22	See Accompanying Notes

September 30, 2015

(Unaudited)

INTEREST RATE SWAPS

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016		$1,540,600	$(4,280)	$(1,770)	$111	$0
Receive	3-Month CAD-Bank Bill	2.300	12/15/2025	CAD	62,000	(1,689)	(230)	0	(10)
Pay	3-Month USD-LIBOR	2.500	12/16/2025		$332,800	(13,001)	(6,612)	331	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		2,041,300	(10,152)	(10,173)	309	0
Receive	3-Month USD-LIBOR	1.750	05/06/2018		5,000,000	(68,834)	(44,826)	1,388	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		1,396,100	(38,282)	(30,906)	816	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,823,000	(46,109)	(54,900)	1,199	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		4,273,200	(135,312)	(157,135)	2,080	0
Receive	3-Month USD-LIBOR	2.350	08/05/2025		1,242,300	(42,598)	(35,641)	1,184	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		6,227,300	(249,931)	(349,840)	4,231	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		10,703,200	(429,692)	(1,013,269)	33,035	0
Receive	6-Month GBP-LIBOR	1.837	10/06/2017	GBP	459,900	(12,297)	(12,297)	0	(98)
Receive	6-Month GBP-LIBOR	1.500	12/16/2017		760,000	(11,257)	(6,472)	0	(200)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		1,828,600	(22,350)	(15,726)	0	(632)
Receive	28-Day MXN-TIIE	3.615	12/18/2015	MXN	14,500,000	(421)	282	0	(27)
Receive	28-Day MXN-TIIE	3.605	12/18/2015		8,675,000	(240)	158	0	(16)
Receive	28-Day MXN-TIIE	3.430	12/22/2015		91,400,000	(191)	(192)	0	(171)
Receive	28-Day MXN-TIIE	3.455	12/23/2015		47,000,000	(244)	(244)	0	(244)
Receive	28-Day MXN-TIIE	3.445	12/23/2015		12,084,900	(46)	(46)	0	(46)
Pay	28-Day MXN-TIIE	4.090	08/23/2016		25,400,000	3,762	3,762	417	0
Pay	28-Day MXN-TIIE	4.060	08/24/2016		38,507,900	5,013	4,369	637	0
Pay	28-Day MXN-TIIE	4.390	09/08/2017		448,300	43	43	19	0
Pay	28-Day MXN-TIIE	4.785	09/20/2017		17,600,000	(472)	(472)	399	0
Receive	28-Day MXN-TIIE	4.340	09/28/2017		5,189,700	116	116	116	0
Receive	28-Day MXN-TIIE	4.335	09/28/2017		8,670,000	244	244	244	0
Pay	28-Day MXN-TIIE	4.740	09/20/2018		3,000,000	(49)	(49)	217	0
Receive	28-Day MXN-TIIE	4.730	09/27/2018		5,900,000	369	369	369	0
Pay	28-Day MXN-TIIE	5.700	01/18/2019		9,643,000	15,656	(2,043)	846	0
Pay	28-Day MXN-TIIE	5.470	04/26/2019		5,238,000	5,356	(939)	530	0
Pay	28-Day MXN-TIIE	4.982	07/03/2019		4,300,000	(244)	(244)	480	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		1,288,800	(321)	(1,157)	170	0
Pay	28-Day MXN-TIIE	6.330	11/08/2019		1,870,800	577	43	180	0
Pay	28-Day MXN-TIIE	6.350	11/08/2019		1,776,100	585	36	171	0
Pay	28-Day MXN-TIIE	6.320	11/12/2019		1,430,100	414	225	139	0
Pay	28-Day MXN-TIIE	4.925	01/13/2020		1,000,000	(697)	(83)	155	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020		2,600,000	234	225	422	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		1,175,000	(402)	18	209	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		2,635,100	2,128	107	516	0
Pay	28-Day MXN-TIIE	5.750	06/08/2020		1,286,000	1,442	66	250	0
Pay	28-Day MXN-TIIE	5.535	06/11/2020		4,350,000	2,388	(635)	863	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		2,800,000	11,615	(159)	0	(238)
Pay	28-Day MXN-TIIE	6.240	02/01/2021		2,310,000	4,765	(326)	604	0
Pay	28-Day MXN-TIIE	6.350	06/02/2021		770,500	1,792	(1,498)	221	0
Pay	28-Day MXN-TIIE	6.650	06/02/2021		1,200,000	3,899	(132)	347	0
Pay	28-Day MXN-TIIE	6.040	09/21/2021		500	1	0	0	0
Pay	28-Day MXN-TIIE	5.905	09/22/2021		1,115,300	827	(422)	340	0
Pay	28-Day MXN-TIIE	5.877	09/23/2021		2,262,900	1,456	(835)	690	0
Pay	28-Day MXN-TIIE	5.765	09/30/2021		3,300,000	795	42	1,008	0
Pay	28-Day MXN-TIIE	5.770	09/30/2021		349,900	90	69	107	0
Pay	28-Day MXN-TIIE	5.570	10/08/2021		3,082,600	(1,339)	(1,339)	940	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		7,930,900	(2,477)	1,602	2,422	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		17,420,100	(16,213)	(15,102)	5,405	0
Pay	28-Day MXN-TIIE	5.920	12/08/2021		999,500	548	53	317	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021		3,082,200	390	1,334	976	0
Pay	28-Day MXN-TIIE	5.850	12/21/2021		234,100	83	50	75	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		5,228,100	(6,924)	(4,077)	1,660	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		1,000,800	529	(154)	344	0
Pay	28-Day MXN-TIIE	5.940	07/13/2022		12,327,300	2,553	350	4,301	0
Pay	28-Day MXN-TIIE	6.010	07/19/2022		1,344,000	566	566	469	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		10,384,600	(15,206)	5,614	3,627	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		156,000	(87)	(17)	55	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		1,564,000	540	699	554	0
Pay	28-Day MXN-TIIE	5.910	09/22/2022		4,451,800	(464)	(464)	0	(464)
Pay	28-Day MXN-TIIE	5.930	09/22/2022		2,770,000	(89)	(89)	0	(89)
Pay	28-Day MXN-TIIE	5.750	06/05/2023		876,900	(1,013)	342	329	0
Pay	28-Day MXN-TIIE	6.800	12/26/2023		1,920,100	5,253	(3,461)	789	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		4,821,200	4,448	959	2,081	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		416,800	40	40	178	0
Pay	28-Day MXN-TIIE	7.270	04/10/2029		275,000	875	(29)	120	0
Pay	28-Day MXN-TIIE	6.860	11/27/2029		145,000	63	0	60	0

						$(1,053,468)	$(1,752,222)	$80,052	$(2,235)

Total Swap Agreements						$(872,559)	$(1,900,719)	$91,476	$(2,638)

See Accompanying Notes	23

Schedule of Investments PIMCO Total Return Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(m)	Securities with an aggregate market value of $2,353,609 and cash of $50,093 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (5)			Market Value	Variation Margin Liability (5)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$1,640	$32,136	$92,282	$126,058	$0	$(21,517)	$(4,136)	$(25,653)

(5)

Unsettled variation margin asset of $67 and liability of $(103) for closed futures and unsettled variation margin asset of $806 and liability of $(1,498) for closed swap agreements is outstanding at period end.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	09/2016	CNY	500,946	$	76,120	$0	$(422)
BOA	10/2015	BRL	863,426		226,612	10,492	(1,669)
	10/2015	CNY	247,790		37,544	0	(1,374)
	10/2015	JPY	56,773,710		474,300	913	0
	10/2015	MYR	45,011		10,764	514	0
	10/2015	RUB	1,778,358		26,411	0	(629)
	10/2015	SGD	36,041		25,596	274	0
	10/2015	THB	1,912,783		52,607	0	(59)
	10/2015	TWD	3,589,810		110,711	2,081	0
	10/2015	$	216,657	BRL	863,426	1,133	0
	10/2015		1,090,782	CAD	1,460,325	3,497	0
	10/2015		38,970	CNY	247,790	0	(52)
	10/2015		1,393	GBP	912	0	(13)
	10/2015		198,524	KRW	235,713,187	197	0
	10/2015		65,881	PHP	3,095,427	287	0
	10/2015		3,409	RUB	225,494	35	0
	10/2015		172,665	THB	6,276,549	152	0
	11/2015	BRL	57,662	$	14,301	0	(84)
	11/2015	CAD	1,460,325		1,090,625	0	(3,484)
	11/2015	CNY	488,638		75,442	51	(1,098)
	11/2015	ILS	537,304		136,743	0	(323)
	11/2015	RUB	1,522,056		22,114	0	(744)
	11/2015	$	1,513	CAD	2,002	0	(13)
	11/2015		92,613	EUR	83,310	536	0
	11/2015		160,218	ILS	629,861	541	(82)
	11/2015		6,000	RUB	411,000	173	0
	12/2015	HKD	5,298	$	684	0	0
	12/2015	MXN	1,003,435		59,174	176	0
	12/2015	$	21,615	HKD	167,561	5	0
	04/2016	BRL	355,363	$	107,784	23,375	0
	06/2016	EUR	1,795,000		2,458,722	441,962	0
	06/2016	$	140,340	EUR	103,913	0	(23,597)
	09/2016	EUR	500,000	$	655,000	91,834	0
	10/2016	BRL	1,205,000		285,535	12,112	0
BPS	10/2015		2,045,353		617,602	101,947	(262)
	10/2015	JPY	71,620,000		580,871	0	(16,156)
	10/2015	SGD	36,041		25,594	272	0
	10/2015	$	517,721	BRL	2,045,353	4,427	(6,232)
	10/2015		18,777	RUB	1,251,393	332	0
	11/2015	BRL	1,441,385	$	355,322	125	(4,391)
	11/2015	JPY	106,273,103		884,590	0	(1,627)
	11/2015	$	10,000	RUB	686,000	303	0
	12/2015	JPY	56,240,000	$	467,196	0	(2,287)
	12/2015	MXN	634,870		37,307	0	(20)
	01/2016	BRL	267,344		91,150	25,843	0
	01/2016	CNY	45,011		6,876	0	(115)
	04/2016	BRL	368,000		102,937	15,526	0
	04/2016	MXN	3,311,642		206,416	13,772	0
	09/2016	CNY	528,459		80,319	0	(427)
	10/2016	BRL	1,575,000		380,888	23,509	0
	01/2018		14,509		4,243	1,332	0
BRC	10/2015		78,900		27,929	8,028	0
	10/2015	INR	5,885,441		87,974	0	(1,590)
	10/2015	SGD	239,419		171,014	2,804	0
	10/2015	$	19,860	BRL	78,900	42	0
	10/2015		225,968	INR	14,574,967	0	(4,168)
	10/2015		40,520	PHP	1,888,232	0	(157)
	10/2015		69,556	SGD	98,758	0	(171)
	10/2015		20,199	THB	726,760	0	(180)
	10/2015		61,562	TWD	1,997,071	0	(1,129)
	11/2015	BRL	200,647	$	49,962	0	(94)
	11/2015	ILS	494,379		128,151	2,035	0
	12/2015	MXN	3,866,104		226,865	0	(443)
	12/2015	$	1,247	MXN	21,386	10	0

24	See Accompanying Notes

September 30, 2015

(Unaudited)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	06/2016	EUR	540,000	$	741,254	$134,373	$0
	07/2016	BRL	366,146		95,246	10,446	(56)
CBK	10/2015		257,315		70,011	5,106	0
	10/2015	CAD	1,484,939		1,119,425	6,701	0
	10/2015	ILS	237,781		62,402	1,784	0
	10/2015	JPY	83,851,800		694,531	0	(4,438)
	10/2015	KRW	111,946,850		95,252	874	0
	10/2015	MYR	58,969		14,781	1,353	0
	10/2015	PHP	16,769		359	1	0
	10/2015	THB	2,480,473		69,598	1,301	0
	10/2015	$	24,033	AUD	34,444	143	0
	10/2015		64,768	BRL	257,315	137	0
	10/2015		138,578	KRW	162,866,332	0	(1,271)
	10/2015		38,008	MYR	160,594	0	(1,438)
	10/2015		1,334	SGD	1,911	9	0
	11/2015	AUD	164,428	$	115,347	320	(142)
	11/2015	EUR	1,920,353		2,167,673	22,362	(1,841)
	11/2015	GBP	37,402		56,936	364	0
	11/2015	ILS	1,775,252		463,030	10,165	0
	11/2015	JPY	12,944,600		108,057	111	0
	11/2015	$	380,435	AUD	534,261	0	(6,264)
	11/2015		46,067	BRL	189,952	1,321	0
	11/2015		22,938	CAD	30,733	87	0
	11/2015		46,546	DKK	317,145	994	0
	11/2015		3,352,207	EUR	3,026,349	37,010	(5,447)
	11/2015		106,930	ILS	416,344	0	(720)
	11/2015		1,502	NZD	2,303	0	(34)
	12/2015	MXN	2,435,093	$	143,038	60	(193)
	12/2015	SGD	1,911		1,330	0	(10)
	12/2015	$	48,210	MXN	829,374	554	0
	12/2015		31,285	TWD	1,014,260	0	(643)
	01/2016	CNY	713,760	$	108,742	0	(2,121)
	04/2016	BRL	3,005,819		895,873	181,843	0
	06/2016	$	337,675	EUR	250,000	0	(56,810)
	07/2016	BRL	710,229	$	184,792	20,192	0
	10/2016		310,000		70,296	0	(45)
DUB	10/2015		8,097,076		2,104,424	71,522	(9,494)
	10/2015	GBP	427,359		658,132	11,646	0
	10/2015	KRW	125,520,817		104,133	0	(1,689)
	10/2015	MYR	190,098		45,870	2,582	0
	10/2015	THB	145,617		4,045	36	0
	10/2015	TWD	1,000,777		30,468	121	0
	10/2015	$	2,178,188	BRL	8,097,076	36,095	(171,888)
	10/2015		4,624	MYR	19,612	0	(158)
	10/2015		57,491	RUB	3,654,695	0	(1,682)
	10/2015		30,465	TWD	1,000,777	0	(181)
	11/2015	BRL	895,120	$	220,605	0	(2,704)
	11/2015	CHF	7,682		7,833	0	(60)
	11/2015	ILS	1,423,067		367,501	4,478	0
	11/2015	JPY	38,968,661		324,288	0	(674)
	11/2015	$	75,936	BRL	316,380	2,993	0
	11/2015		954,778	EUR	843,409	0	(11,760)
	12/2015	HKD	178,481	$	23,023	0	(6)
	12/2015	MXN	2,122,025		124,906	583	(442)
	12/2015	$	38,315	MXN	666,106	849	0
	01/2016	BRL	676,056	$	228,354	63,209	0
	01/2016	$	100,000	BRL	398,500	0	(2,655)
	02/2016	EUR	450,000	$	605,520	101,531	0
	04/2016	BRL	1,160,550		323,890	48,224	0
	06/2016	EUR	1,250,000		1,709,019	304,692	0
	06/2016	$	2,636	EUR	1,950	0	(445)
	07/2016	BRL	751,100	$	194,585	20,514	0
	09/2016	EUR	500,000		656,880	93,714	0
	10/2016	BRL	5,171,835		1,266,900	98,510	(5,138)
FBF	10/2015		1,408,387		355,288	361	(683)
	10/2015	GBP	259,870		400,608	7,491	0
	10/2015	JPY	298,618,422		2,484,261	0	(4,951)
	10/2015	KRW	227,068,969		190,334	0	(1,099)
	10/2015	MYR	260,412		61,680	2,379	0
	10/2015	$	341,584	BRL	1,344,304	372	(2,871)
	10/2015		461,431	JPY	55,427,400	599	0
	10/2015		176,668	KRW	210,764,622	1,020	0
	10/2015		96,587	MYR	407,792	0	(3,725)
	10/2015		154,084	SGD	216,395	0	(2,050)
	11/2015	CHF	78,552	$	80,560	0	(152)
	11/2015	CNY	5,907		911	0	(14)
	11/2015	$	77,389	CAD	101,444	0	(1,388)
	12/2015	MXN	4,188,526	$	244,050	0	(2,215)
	01/2016	BRL	256,400		74,104	11,471	0
	03/2016		418,200		102,000	2,144	0
	04/2016		1,197,425		301,163	16,739	0
	06/2016	EUR	500,000		685,010	123,279	0
GLM	10/2015	BRL	4,373,822		1,225,855	126,627	(4,018)
	10/2015	ILS	387,806		98,448	0	(416)
	10/2015	JPY	106,015,500		883,383	267	(605)
	10/2015	KRW	47,512,033		39,560	0	(495)

See Accompanying Notes	25

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	10/2015	MXN	2,728,382		172,787	$11,391	$0
	10/2015	THB	1,297,826		35,743	0	(7)
	10/2015	$	1,099,975	BRL	4,373,822	3,272	0
	10/2015		12,699	GBP	8,208	0	(282)
	10/2015		82,243	ILS	312,835	0	(2,492)
	10/2015		1,599,510	JPY	192,889,300	8,369	0
	10/2015		67,961	KRW	80,397,863	0	(181)
	10/2015		69,000	MXN	1,178,175	592	0
	10/2015		51,579	THB	1,868,892	40	(155)
	10/2015		118,132	TWD	3,853,469	0	(1,524)
	11/2015	AUD	768,392	$	550,289	12,143	0
	11/2015	CHF	120,711		124,225	195	0
	11/2015	EUR	1,024,116		1,131,422	1,025	(14,670)
	11/2015	JPY	305,871,634		2,548,737	0	(1,942)
	11/2015	NZD	4,602		2,908	0	(25)
	11/2015	$	255,930	AUD	361,641	0	(2,653)
	11/2015		531,521	CAD	699,460	0	(7,491)
	11/2015		1,618,701	EUR	1,436,151	76	(13,013)
	11/2015		22,476	GBP	14,795	0	(98)
	12/2015	MXN	74,328	$	4,396	26	0
	04/2016	BRL	594,067		172,704	31,595	0
	05/2016	MXN	200,865		12,276	619	0
	06/2016		773,924		47,190	2,384	0
HUS	10/2015	BRL	14,052		3,631	87	0
	10/2015	EUR	5,009		5,708	111	0
	10/2015	JPY	26,835,148		224,100	345	0
	10/2015	KRW	81,554,300		68,596	0	(159)
	10/2015	MYR	395,618		94,422	4,332	0
	10/2015	$	3,537	BRL	14,052	7	0
	10/2015		46,019	CAD	61,650	177	0
	10/2015		1,568	GBP	1,004	0	(50)
	10/2015		158,889	MXN	2,722,268	1,790	0
	10/2015		70,957	MYR	301,213	0	(2,365)
	10/2015		74,652	SGD	106,492	166	0
	10/2015		8,008	TWD	260,460	0	(110)
	11/2015	CAD	61,650	$	46,013	0	(177)
	11/2015	CNY	716,646		110,724	0	(1,456)
	11/2015	ILS	228,843		59,699	1,321	0
	12/2015	MXN	3,168,872		188,317	2,002	0
	12/2015	SGD	106,492		74,491	0	(172)
	01/2016	BRL	1,000,000		348,311	104,032	0
	09/2016	CNY	606,854		92,185	0	(508)
	10/2016	BRL	850,000		206,788	13,917	0
	10/2016	CNY	1,685,453		256,964	132	(345)
IND	10/2016	BRL	400,000		101,523	10,760	0
JPM	10/2015	BRL	6,992,167		2,075,645	316,956	(5,005)
	10/2015	GBP	77,147		118,769	2,064	0
	10/2015	ILS	1,058,627		279,723	9,847	0
	10/2015	INR	4,668,531		70,639	0	(406)
	10/2015	JPY	208,967,905		1,733,314	544	(9,137)
	10/2015	KRW	94,426,042		79,041	0	(566)
	10/2015	MYR	92,015		22,188	1,235	0
	10/2015	THB	5,835,839		162,696	2,013	0
	10/2015	$	1,947,586	BRL	6,992,167	10,663	(194,554)
	10/2015		14,105	GBP	9,095	0	(346)
	10/2015		212,013	JPY	25,432,504	0	(13)
	10/2015		48,198	MYR	208,311	0	(761)
	10/2015		37,549	RUB	2,508,273	753	0
	10/2015		92,852	THB	3,354,541	1	(490)
	11/2015	BRL	2,092,903	$	514,849	0	(7,276)
	11/2015	CAD	20,488		15,535	185	0
	11/2015	ILS	698,386		183,116	4,958	0
	11/2015	INR	3,171,314		47,934	0	(80)
	11/2015	JPY	25,432,504		212,102	19	0
	11/2015	$	1,974	AUD	2,763	0	(39)
	11/2015		201,201	CAD	266,238	0	(1,737)
	11/2015		203,454	ILS	788,875	0	(2,213)
	11/2015		148,833	INR	9,680,823	0	(2,265)
	12/2015	MXN	740,156	$	42,930	0	(588)
	12/2015	$	102,341	MXN	1,764,256	1,389	0
	12/2015		36,663	TWD	1,189,228	0	(735)
	01/2016	BRL	1,290,752	$	438,012	122,710	0
	01/2016	DKK	315,830		47,581	171	0
	02/2016	BRL	334,436		82,272	1,671	0
	04/2016		1,230,485		366,160	73,884	0
	04/2016	$	267,738	MXN	4,644,727	2,454	0
	07/2016	BRL	2,150,426	$	552,073	54,067	(366)
	09/2016	CNY	1,696,583		257,779	0	(1,394)
	10/2016	BRL	1,876,800		479,854	53,994	0
	10/2016	CNY	14,894		2,278	5	0
	01/2018	$	4,215	BRL	14,509	0	(1,303)
MSB	10/2015	BRL	1,377,208	$	434,187	86,801	0
	10/2015	DKK	316,890		47,340	0	(117)
	10/2015	JPY	6,087,900		50,222	0	(525)
	10/2015	RUB	20,286,646		310,859	1,073	0
	10/2015	TWD	1,947,588		60,129	1,194	0

26	See Accompanying Notes

September 30, 2015

(Unaudited)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	10/2015	$	389,374	BRL	1,377,208	$348	$(42,337)
	10/2015		111,211	CAD	148,987	431	0
	10/2015		43,524	RUB	2,797,386	0	(807)
	11/2015	BRL	200,700	$	50,000	0	(69)
	11/2015	CAD	166,089		123,950	0	(486)
	11/2015	$	108,169	CAD	143,384	0	(746)
	11/2015		150,997	ILS	582,365	0	(2,436)
	12/2015	MXN	3,063,398	$	179,188	0	(925)
	12/2015	$	178,495	MXN	3,068,984	2,179	(233)
	01/2016	BRL	395,600	$	137,567	40,930	0
	04/2016		644,000		188,663	35,694	0
	06/2016	$	100,491	MXN	1,753,443	1,025	0
	07/2016	BRL	473,927	$	111,309	2,640	(1,190)
	10/2016		705,000		180,134	20,164	0
NAB	10/2015	AUD	34,444		24,554	378	0
	06/2016	EUR	900,000		1,235,823	224,511	0
NGF	10/2015	BRL	205,516		67,437	15,598	0
	10/2015	KRW	91,711,130		78,722	1,404	0
	10/2015	MXN	2,699,474		173,538	14,205	0
	10/2015	PHP	4,113,941		88,282	342	0
	10/2015	TWD	2,703,896		83,325	1,503	0
	10/2015	$	51,729	BRL	205,516	110	0
	10/2015		77,140	SGD	107,896	0	(1,335)
	10/2015		75,769	THB	2,732,609	0	(530)
	12/2015	MXN	1,538,052	$	89,414	0	(1,016)
	01/2016	BRL	825,000		279,474	77,944	0
	04/2016		621,712		187,970	40,295	0
	10/2016		437,000		111,385	12,226	0
RBC	04/2016	MXN	1,293,489		80,110	4,865	0
RYL	12/2015		717,575		42,068	0	(122)
	12/2015	$	142,878	MXN	2,460,145	1,767	0
SCX	10/2015	CAD	548,500	$	414,364	3,351	0
	10/2015	INR	10,097,700		156,661	2,995	0
	10/2015	JPY	8,656,479		72,300	121	0
	10/2015	KRW	100,583,516		83,907	0	(891)
	10/2015	MYR	861,732		213,595	17,362	0
	10/2015	PHP	3,720,785		79,470	0	(66)
	10/2015	SGD	219,949		156,414	1,884	0
	10/2015	THB	5,577,212		154,581	1,019	0
	10/2015	TWD	2,732,140		84,665	1,989	0
	10/2015	$	54,633	CAD	73,209	226	0
	10/2015		279,877	JPY	33,715,500	1,168	0
	10/2015		20,497	MYR	86,837	0	(723)
	10/2015		32,054	RUB	2,057,760	0	(631)
	10/2015		22,744	TWD	740,317	0	(295)
	11/2015	AUD	5,576	$	3,980	75	0
	11/2015	CAD	90,165		67,431	104	(226)
	11/2015	CNY	500,440		75,778	0	(2,558)
	11/2015	JPY	14,606,500		121,725	0	(79)
	11/2015	$	92,791	CAD	122,875	0	(734)
	11/2015		262,518	CNY	1,706,295	4,576	0
	11/2015		2,041	NZD	3,125	0	(50)
	01/2016		114,883	CNY	754,175	2,257	0
	06/2016	MXN	966,363	$	59,920	3,972	0
	07/2016	BRL	400,000		104,058	11,356	0
	09/2016	CNY	3,399,141		515,135	0	(3,973)
	10/2016		527,435		80,666	187	0
SOG	10/2015	BRL	525,057		171,700	39,260	0
	10/2015	GBP	236,322		363,881	6,386	0
	10/2015	JPY	61,244,740		509,592	0	(930)
	10/2015	RUB	3,409,320		50,734	0	(1,032)
	10/2015	$	132,877	BRL	525,057	73	(510)
	10/2015		5,832	GBP	3,818	0	(57)
	10/2015		583,669	RUB	38,751,909	5,320	(277)
	11/2015	GBP	976,162	$	1,480,033	3,567	0
	11/2015	ILS	603,695		155,864	1,862	0
	11/2015	$	191,289	RUB	12,800,836	921	(70)
	10/2016	BRL	450,000	$	101,672	0	(436)
UAG	10/2015		1,876,250		685,142	211,880	0
	10/2015	JPY	46,344,199		385,685	0	(629)
	10/2015	KRW	150,040,930		127,008	514	0
	10/2015	MXN	1,178,865		69,000	0	(655)
	10/2015	MYR	145,338		35,362	2,266	0
	10/2015	THB	2,574,430		72,012	1,128	0
	10/2015	$	472,262	BRL	1,876,250	1,001	0
	10/2015		2,309	GBP	1,498	0	(43)
	10/2015		160,815	MXN	2,749,769	1,846	0
	10/2015		106,447	MYR	453,911	0	(3,083)
	11/2015	BRL	8,167	$	2,052	15	0
	11/2015	CHF	14,932		15,226	0	(116)
	11/2015	$	1,634	AUD	2,236	0	(68)
	11/2015		741,408	EUR	662,207	407	(1,399)
	11/2015		461,373	JPY	55,474,300	1,230	0
	12/2015	MXN	12,896,685	$	751,461	3,517	(10,320)
	12/2015	$	400,840	MXN	6,867,102	4,313	(1,400)

See Accompanying Notes	27

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	01/2016	BRL	158,200	$	51,189	$12,544	$0
	07/2016		546,200		141,521	14,936	0
	09/2016	CNY	367,069		55,811	0	(275)
	10/2016		317,572		48,403	0	(54)

Total Forward Foreign Currency Contracts						$4,206,050	$(751,826)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$ 5,976,100	$22,522	$30,647
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	184,000	19,530	17,687
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	154,200	15,081	14,678
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	1,384,800	19,664	19,044
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	4,230,500	7,051	8,777
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/29/2016	699,700	6,297	5,492
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/29/2016	699,700	10,845	3,932
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	544,800	17,434	5,713
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	1,270,700	35,929	14,123
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	136,300	9,268	8,941
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	292,500	28,968	28,812

							$192,589	$157,846

OPTIONS ON SECURITIES

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC Fannie Mae 4.500% due 11/01/2045	$	80.000	10/07/2015	$290,000	$12	$0
JPM	Put - OTC Fannie Mae 3.500% due 10/01/2045		84.000	10/07/2015	952,000	37	0
	Put - OTC Fannie Mae 4.000% due 11/01/2045		80.000	11/05/2015	170,000	7	0
	Put - OTC Fannie Mae 4.000% due 11/01/2045		82.000	11/05/2015	1,743,000	68	0
MYI	Put - OTC Fannie Mae 3.500% due 10/01/2045		75.000	10/07/2015	2,000,000	78	0
	Put - OTC Fannie Mae 4.000% due 10/01/2045		78.000	10/07/2015	2,100,000	82	0
	Put - OTC Fannie Mae 4.000% due 11/01/2045		78.000	11/05/2015	2,250,000	88	0
	Put - OTC Fannie Mae 4.500% due 11/01/2045		80.000	11/05/2015	1,000,000	39	0

						$411	$0

Total Purchased Options						$193,000	$157,846

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250%	12/16/2015	$361,100	$(603)	$(644)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.725	11/03/2015	AUD	329,800	$(1,473)	$(819)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$298,500	(16,428)	(2,302)
	Put - OTC USD versus JPY		80.000	02/28/2019		175,000	(9,471)	(1,373)
	Call - OTC USD versus RUB	RUB	71.500	10/15/2015		123,800	(1,318)	(243)
	Call - OTC USD versus RUB		73.500	11/13/2015		75,000	(1,687)	(615)
BPS	Call - OTC EUR versus USD	$	1.149	11/25/2015	EUR	21,900	(183)	(148)
	Call - OTC USD versus INR	INR	68.500	10/30/2015		$103,900	(603)	(89)
	Call - OTC USD versus INR		68.250	11/02/2015		140,300	(878)	(178)
	Call - OTC USD versus INR		68.500	12/04/2015		177,400	(1,664)	(698)
BRC	Call - OTC USD versus INR		69.000	11/26/2015		82,500	(744)	(199)
	Put - OTC USD versus JPY	JPY	94.750	04/21/2016		10,400	(158)	(10)
CBK	Call - OTC USD versus INR	INR	68.100	10/29/2015		106,800	(697)	(116)
DUB	Put - OTC USD versus BRL	BRL	3.900	10/29/2015		361,600	(2,712)	(6,824)
	Call - OTC USD versus BRL		4.550	03/17/2016		310,900	(7,847)	(12,254)
FBF	Call - OTC EUR versus USD	$	1.171	11/18/2015	EUR	447,200	(3,355)	(1,133)
	Call - OTC EUR versus USD		1.172	11/19/2015		397,500	(3,077)	(1,009)
	Put - OTC USD versus BRL	BRL	3.790	10/27/2015		$350,000	(3,684)	(3,300)
	Put - OTC USD versus BRL		3.790	10/28/2015		57,000	(610)	(556)
	Put - OTC USD versus BRL		3.800	10/28/2015		165,600	(1,199)	(1,726)
	Put - OTC USD versus BRL		3.750	12/10/2015		207,100	(3,469)	(2,742)
	Call - OTC USD versus BRL		4.450	12/10/2015		207,100	(3,583)	(3,578)
	Call - OTC USD versus BRL		4.600	03/14/2016		66,100	(1,864)	(2,380)
	Call - OTC USD versus BRL		4.600	03/16/2016		400,000	(11,280)	(14,580)
GLM	Put - OTC EUR versus USD	$	1.078	12/07/2015	EUR	277,600	(2,394)	(1,703)
	Call - OTC EUR versus USD		1.151	12/07/2015		277,600	(2,394)	(2,036)

28	See Accompanying Notes

September 30, 2015

(Unaudited)

Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC EUR versus USD		1.077	12/08/2015		277,600	$(2,285)	$(1,706)
	Call - OTC EUR versus USD		1.152	12/08/2015		277,600	(2,440)	(1,998)
	Put - OTC EUR versus USD		1.076	12/14/2015		600,200	(4,806)	(3,975)
	Call - OTC EUR versus USD		1.155	12/14/2015		600,200	(5,448)	(4,320)
	Call - OTC USD versus BRL	BRL	3.800	10/02/2015		$232,600	(3,698)	(9,776)
	Call - OTC USD versus BRL		3.910	10/07/2015		186,300	(1,924)	(4,638)
	Put - OTC USD versus BRL		3.450	10/15/2015		186,900	(2,252)	(19)
	Call - OTC USD versus BRL		4.450	01/14/2016		138,900	(2,854)	(3,965)
	Put - OTC USD versus MXN	MXN	16.750	10/16/2015		200,000	(2,270)	(1,445)
	Put - OTC USD versus MXN		16.150	10/20/2015		98,400	(428)	(93)
	Call - OTC USD versus MYR	MYR	4.300	11/16/2015		119,600	(1,967)	(4,214)
HUS	Call - OTC USD versus INR	INR	68.750	11/26/2015		195,400	(1,759)	(538)
	Put - OTC USD versus MXN	MXN	16.850	10/09/2015		186,700	(1,788)	(1,363)
	Call - OTC USD versus RUB	RUB	63.000	10/02/2015		74,200	(1,171)	(2,792)
JPM	Call - OTC AUD versus USD	$	0.735	11/04/2015	AUD	400,600	(1,657)	(493)
	Call - OTC AUD versus USD		0.735	11/05/2015		449,800	(1,896)	(576)
	Call - OTC USD versus BRL	BRL	4.500	02/12/2016		$425,400	(10,780)	(14,480)
	Call - OTC USD versus INR	INR	68.000	10/23/2015		208,100	(1,900)	(142)
	Call - OTC USD versus INR		68.000	10/28/2015		104,600	(732)	(112)
	Call - OTC USD versus INR		68.250	11/10/2015		100,000	(737)	(204)
	Put - OTC USD versus JPY	JPY	109.000	11/10/2015		24,300	(465)	(13)
	Put - OTC USD versus MXN	MXN	16.650	10/02/2015		110,800	(1,003)	(72)
MSB	Put - OTC USD versus MXN		15.800	10/02/2015		100,400	(625)	0
	Put - OTC USD versus MXN		16.100	11/19/2015		225,400	(1,690)	(760)
SCX	Call - OTC USD versus INR	INR	68.000	10/01/2015		250,000	(1,110)	0
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		377,400	(6,437)	(292)
UAG	Call - OTC EUR versus USD	$	1.150	11/12/2015	EUR	706,600	(5,597)	(3,784)
	Call - OTC EUR versus USD		1.153	11/25/2015		695,100	(6,070)	(4,127)
	Put - OTC USD versus JPY	JPY	116.300	10/23/2015		$349,200	(2,121)	(841)

							$(160,682)	$(127,349)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(1,680)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(4,245)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(551)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(579)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(603)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(578)
JPM	Cap - OTC CPURNSA Index	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(427)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(220)

						$(71,048)	$(8,883)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$ 5,976,100	$(8,516)	$(7,670)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915	01/29/2016	5,976,100	(14,642)	(17,049)
BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	1,250,000	(13,437)	0
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	246,500	(2,416)	0
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	10/29/2015	913,300	(2,429)	(2,011)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	12/11/2015	910,200	(3,789)	(1,505)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,489,600	(34,724)	(28,746)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.160	12/14/2015	1,275,800	(4,720)	(2,649)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	1,384,800	(7,201)	(6,595)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	1,384,800	(12,532)	(11,803)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	100,000	(200)	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500	01/19/2016	2,821,800	(1,693)	(1,313)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	1,408,700	(845)	(750)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650	01/19/2016	2,821,800	(3,104)	(3,140)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	1,408,700	(1,409)	(1,645)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500	05/12/2016	5,180,100	(17,449)	(3,273)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500	05/23/2016	12,070,100	(37,717)	(8,327)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2016	699,700	(2,659)	(1,323)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	01/29/2016	699,700	(4,058)	(2,871)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	600,400	(9,306)	(6,924)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,287,100	(28,717)	(24,838)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/30/2015	926,400	(3,127)	(2,903)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/30/2015	926,400	(4,447)	(3,992)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	1,000,000	(11,650)	0
RYL	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	1,753,500	(20,516)	0

							$(251,303)	$(139,327)

Total Written Options							$(483,636)	$(276,203)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	0	$63,856,000	AUD	0	EUR	0	$(425,259)
Sales	298,165	44,485,600		2,460,600		13,884,200	(513,510)
Closing Buys	(36,263)	(10,172,800)		0		(1,614,200)	72,036
Expirations	(201,043)	(23,941,300)		(305,100)		(6,213,905)	313,000
Exercised	(60,859)	(4,103,700)		(975,300)		(1,476,995)	70,097

Balance at End of Period	0	$70,123,800	AUD	1,180,200	EUR	4,579,100	$(483,636)

See Accompanying Notes	29

Schedule of Investments PIMCO Total Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	12/20/2015	0.129%		$20,000	$(298)	$343	$45	$0
	Brazil Government International Bond	1.950	04/20/2016	2.534		300	0	2	2	0
	Brazil Government International Bond	1.000	06/20/2016	2.532		24,600	(71)	(194)	0	(265)
	Brazil Government International Bond	1.000	12/20/2016	3.246		11,000	(167)	(128)	0	(295)
	Brazil Government International Bond	1.000	03/20/2017	3.608		8,600	(75)	(245)	0	(320)
	Colombia Government International Bond	1.000	06/20/2019	2.151		32,300	269	(1,577)	0	(1,308)
	General Electric Capital Corp.	1.000	12/20/2015	0.117		32,900	(1,099)	1,173	74	0
	Indonesia Government International Bond	1.000	12/20/2015	1.005		10,000	(132)	135	3	0
	Japan Government International Bond	1.000	12/20/2015	0.085		40,300	727	(633)	94	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		20,000	192	(159)	33	0
	Mexico Government International Bond	1.000	09/20/2017	1.103		25,000	(358)	314	0	(44)
	Mexico Government International Bond	1.000	12/20/2018	1.350		256,800	(366)	(2,391)	0	(2,757)
	Mexico Government International Bond	1.000	09/20/2020	1.730		75,000	(1,877)	(667)	0	(2,544)
BPS	Export-Import Bank of China	1.000	06/20/2016	0.537		15,000	(141)	196	55	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.010		20,000	59	(63)	0	(4)
	Indonesia Government International Bond	1.000	03/20/2016	1.005		600	(9)	9	0	0
	Mexico Government International Bond	1.000	09/20/2017	1.103		19,500	(280)	246	0	(34)
	Petrobras Global Finance BV	1.000	09/20/2020	10.372		10,000	(2,119)	(1,224)	0	(3,343)
	Petrobras International Finance Co.	1.000	06/20/2018	10.322		2,900	(419)	(202)	0	(621)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		47,700	(5,272)	(9,068)	0	(14,340)
	Petrobras International Finance Co.	1.000	03/20/2020	10.401		1,800	(276)	(286)	0	(562)
	State Street Corp.	1.000	06/20/2016	0.275		76,000	1,131	(708)	423	0
BRC	Berkshire Hathaway, Inc.	1.000	09/20/2021	0.756		20,000	229	55	284	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	0.971		37,000	(1,080)	1,170	90	0
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.008		15,000	193	(198)	0	(5)
	Brazil Government International Bond	1.000	12/20/2015	2.531		55,000	(45)	(128)	0	(173)
	Brazil Government International Bond	1.000	03/20/2016	2.532		29,390	(268)	63	0	(205)
	Brazil Government International Bond	1.000	06/20/2016	2.532		21,200	(51)	(178)	0	(229)
	Brazil Government International Bond	1.000	09/20/2016	2.983		25,000	(719)	246	0	(473)
	Brazil Government International Bond	1.000	12/20/2016	3.246		26,900	(895)	174	0	(721)
	China Development Bank Corp.	1.000	06/20/2016	0.562		20,000	(97)	166	69	0
	China Government International Bond	1.000	12/20/2018	0.817		155,100	1,727	(785)	942	0
	Export-Import Bank of China	1.000	06/20/2016	0.537		30,000	(266)	376	110	0
	General Motors Co.	5.000	03/20/2016	0.572		40,000	3,517	(2,618)	899	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.010		20,000	69	(73)	0	(4)
	Indonesia Government International Bond	1.000	12/20/2015	1.005		35,000	(508)	517	9	0
	Indonesia Government International Bond	1.000	03/20/2016	1.005		10,000	(149)	152	3	0
	Mexico Government International Bond	1.000	09/20/2017	1.103		5,000	(112)	103	0	(9)
	Mexico Government International Bond	1.000	12/20/2018	1.350		191,000	(316)	(1,735)	0	(2,051)
	Mexico Government International Bond	1.000	09/20/2020	1.730		25,000	(454)	(394)	0	(848)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		40,300	(6,050)	(6,065)	0	(12,115)
	Prudential Financial, Inc.	1.000	03/20/2019	0.582		58,000	1,009	(164)	845	0
	Volkswagen International Finance NV	1.000	03/20/2017	2.052	EUR	23,900	256	(657)	0	(401)
CBK	BorgWarner, Inc.	1.000	12/20/2020	1.497		$15,000	(362)	(2)	0	(364)
	Brazil Government International Bond	1.000	03/20/2016	2.532		113,700	(915)	123	0	(792)

30	See Accompanying Notes

September 30, 2015

(Unaudited)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Brazil Government International Bond	1.000%	12/20/2016	3.246%		$15,000	$(174)	$(228)	$0	$(402)
	Brazil Government International Bond	1.000	12/20/2020	4.739		65,000	(10,880)	155	0	(10,725)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.132		10,000	23	(120)	0	(97)
	Caterpillar Financial Services Corp.	1.000	06/20/2019	0.659		14,100	371	(191)	180	0
	China Government International Bond	1.000	12/20/2018	0.817		120,600	1,273	(541)	732	0
	China Government International Bond	1.000	03/20/2019	0.881		3,450	18	(3)	15	0
	China Government International Bond	1.000	06/20/2019	0.938		31,050	421	(342)	79	0
	Colombia Government International Bond	1.000	06/20/2019	2.151		25,000	141	(1,153)	0	(1,012)
	Export-Import Bank of China	1.000	06/20/2016	0.537		10,000	(97)	134	37	0
	Export-Import Bank of China	1.000	06/20/2017	0.688		10,000	(396)	452	56	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470	03/20/2018	0.304		10,000	0	42	42	0
	General Motors Co.	5.000	09/20/2016	0.644		15,000	1,502	(841)	661	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.010		23,500	81	(86)	0	(5)
	Indonesia Government International Bond	1.000	12/20/2015	1.005		15,000	(218)	222	4	0
	Mexico Government International Bond	1.000	03/20/2016	0.723		200,000	(1,884)	2,203	319	0
	Mexico Government International Bond	1.000	06/20/2016	0.724		50,000	(48)	163	115	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		25,000	(707)	756	49	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		36,000	(654)	713	59	0
	Mexico Government International Bond	1.000	09/20/2020	1.730		50,000	(1,065)	(631)	0	(1,696)
	Prudential Financial, Inc.	1.000	06/20/2019	0.636		15,000	299	(95)	204	0
	Volkswagen International Finance NV	1.000	03/20/2017	2.052	EUR	7,000	78	(196)	0	(118)
DUB	Australia Government International Bond	1.000	06/20/2019	0.359		$50,000	1,589	(397)	1,192	0
	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.129		5,000	90	(57)	33	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	0.971		10,000	8	16	24	0
	Berkshire Hathaway, Inc.	1.000	03/20/2024	0.990		15,000	(251)	267	16	0
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.008		75,000	(319)	295	0	(24)
	Brazil Government International Bond	1.000	12/20/2015	2.531		75,000	(494)	258	0	(236)
	Brazil Government International Bond	1.000	06/20/2016	2.532		100,000	(168)	(911)	0	(1,079)
	Brazil Government International Bond	1.000	12/20/2016	3.246		15,400	(279)	(134)	0	(413)
	Brazil Government International Bond	1.000	12/20/2020	4.739		10,000	(1,685)	35	0	(1,650)
	China Government International Bond	1.000	12/20/2018	0.817		143,600	1,499	(627)	872	0
	Colombia Government International Bond	1.000	06/20/2019	2.151		45,000	287	(2,109)	0	(1,822)
	Export-Import Bank of China	1.000	06/20/2016	0.537		10,000	(48)	85	37	0
	General Electric Capital Corp.	1.000	12/20/2015	0.117		50,000	(1,411)	1,524	113	0
	Indonesia Government International Bond	1.000	12/20/2015	1.005		15,000	(211)	215	4	0
	Japan Government International Bond	1.000	12/20/2015	0.085		41,700	786	(689)	97	0
	Mexico Government International Bond	1.000	03/20/2016	0.723		143,200	(1,131)	1,359	228	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		25,000	(871)	912	41	0
	Mexico Government International Bond	1.000	03/20/2017	0.983		15,000	(165)	173	8	0
	Mexico Government International Bond	1.000	09/20/2017	1.103		46,700	(762)	680	0	(82)
	Mexico Government International Bond	1.000	12/20/2018	1.350		89,900	(127)	(838)	0	(965)
	Mexico Government International Bond	1.000	03/20/2019	1.415		5,200	15	(86)	0	(71)
	Prudential Financial, Inc.	1.000	03/20/2019	0.582		30,200	567	(127)	440	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.636		21,100	435	(148)	287	0
FBF	Brazil Government International Bond	1.000	12/20/2020	4.739		10,000	(1,681)	31	0	(1,650)

See Accompanying Notes	31

Schedule of Investments PIMCO Total Return Fund (Cont.)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.840%		$590	$(23)	$25	$2	$0
	Export-Import Bank of China	1.000	06/20/2016	0.537		5,000	(43)	61	18	0
	Export-Import Bank of China	1.000	12/20/2016	0.575		10,000	(970)	1,025	55	0
	Export-Import Bank of China	1.000	06/20/2017	0.688		11,300	(437)	501	64	0
	Indonesia Government International Bond	1.000	12/20/2015	1.005		20,000	(318)	323	5	0
	Indonesia Government International Bond	1.000	03/20/2016	1.005		21,900	(496)	502	6	0
	MetLife, Inc.	1.000	12/20/2020	0.979		32,500	144	(100)	44	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		15,000	127	(102)	25	0
	U.S. Treasury Notes	0.250	03/20/2016	0.050	EUR	102,500	(1,113)	1,230	117	0
GST	Brazil Government International Bond	1.000	09/20/2016	2.983		$47,500	(289)	(610)	0	(899)
	Brazil Government International Bond	1.000	12/20/2016	3.246		21,500	(280)	(297)	0	(577)
	Brazil Government International Bond	1.000	12/20/2020	4.739		25,000	(4,202)	77	0	(4,125)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.132		85,000	261	(1,085)	0	(824)
	China Government International Bond	1.000	06/20/2017	0.572		15,000	260	(145)	115	0
	Colombia Government International Bond	1.000	06/20/2019	2.151		21,100	112	(967)	0	(855)
	Export-Import Bank of China	1.000	06/20/2016	0.537		20,000	(184)	257	73	0
	Japan Government International Bond	1.000	12/20/2015	0.085		30,200	568	(497)	71	0
	MetLife, Inc.	1.000	12/20/2020	0.979		30,000	64	(24)	40	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		20,000	(318)	357	39	0
	Mexico Government International Bond	1.000	06/20/2017	1.052		3,300	(108)	106	0	(2)
	Mexico Government International Bond	1.000	09/20/2017	1.103		10,000	(143)	126	0	(17)
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2024	0.960		10,000	102	(68)	34	0
	Petrobras Global Finance BV	1.000	09/20/2020	10.372		10,000	(2,156)	(1,187)	0	(3,343)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		18,000	(1,940)	(3,471)	0	(5,411)
	Petrobras International Finance Co.	1.000	03/20/2020	10.401		100	(16)	(15)	0	(31)
HUS	China Government International Bond	1.000	06/20/2017	0.572		10,000	174	(98)	76	0
	China Government International Bond	1.000	12/20/2018	0.817		15,300	248	(155)	93	0
	Export-Import Bank of China	1.000	06/20/2016	0.537		10,000	(53)	90	37	0
	Export-Import Bank of China	1.000	06/20/2017	0.688		2,800	(108)	124	16	0
	Indonesia Government International Bond	1.000	03/20/2016	1.005		25,000	(566)	572	6	0
	Mexico Government International Bond	1.000	09/20/2020	1.730		20,000	(502)	(176)	0	(678)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		28,700	(2,905)	(5,723)	0	(8,628)
	Petrobras International Finance Co.	1.000	03/20/2020	10.401		5,200	(949)	(674)	0	(1,623)
	U.S. Treasury Notes	0.250	03/20/2016	0.050	EUR	21,100	(262)	286	24	0
	U.S. Treasury Notes	0.250	12/20/2018	0.098		25,000	(86)	226	140	0
JPM	Berkshire Hathaway, Inc.	1.000	12/20/2015	0.129		$15,000	(463)	497	34	0
	Brazil Government International Bond	1.000	06/20/2016	2.532		50,000	(84)	(455)	0	(539)
	Brazil Government International Bond	1.000	09/20/2016	2.983		99,000	(1,137)	(736)	0	(1,873)
	Brazil Government International Bond	1.000	12/20/2016	3.246		24,400	(390)	(264)	0	(654)
	Brazil Government International Bond	1.000	12/20/2020	4.739		15,000	(2,521)	46	0	(2,475)
	Chesapeake Energy Corp.	5.000	09/20/2020	12.616		2,700	(256)	(387)	0	(643)
	China Development Bank Corp.	1.000	06/20/2016	0.562		15,000	(131)	183	52	0
	China Government International Bond	1.000	12/20/2018	0.817		115,000	1,188	(490)	698	0
	Export-Import Bank of China	1.000	06/20/2016	0.537		25,000	(193)	284	91	0
	General Electric Capital Corp.	0.280	03/20/2016	0.117		10,000	0	9	9	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.010		40,000	(39)	11	0	(28)
	Indonesia Government International Bond	1.000	12/20/2015	1.005		8,700	(138)	140	2	0
	Mexico Government International Bond	0.920	03/20/2016	0.724		6,950	0	8	8	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		52,700	234	(131)	103	0

32	See Accompanying Notes

September 30, 2015

(Unaudited)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Mexico Government International Bond	1.000%	12/20/2016	0.889%		$25,000	$(889)	$930	$41	$0
	Mexico Government International Bond	1.000	06/20/2017	1.052		400	(13)	13	0	0
	Mexico Government International Bond	1.000	09/20/2017	1.103		25,000	(332)	288	0	(44)
	Mexico Government International Bond	1.000	09/20/2020	1.730		90,000	(1,984)	(1,069)	0	(3,053)
	Morgan Stanley	1.000	12/20/2020	1.000		50,000	0	14	14	0
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		13,200	(1,490)	(2,478)	0	(3,968)
MBC	Brazil Government International Bond	1.000	12/20/2015	2.531		100,000	730	(1,045)	0	(315)
	Brazil Government International Bond	1.000	03/20/2016	2.532		61,200	452	(879)	0	(427)
	Mexico Government International Bond	1.000	03/20/2016	0.723		10,000	126	(110)	16	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		24,100	361	(314)	47	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		39,900	630	(565)	65	0
	Mexico Government International Bond	1.000	06/20/2017	1.052		11,700	209	(216)	0	(7)
	Mexico Government International Bond	1.000	09/20/2017	1.103		48,500	856	(941)	0	(85)
	Mexico Government International Bond	1.000	12/20/2018	1.350		132,600	1,812	(3,236)	0	(1,424)
MYC	Australia Government International Bond	1.000	06/20/2019	0.359		25,000	794	(198)	596	0
	Brazil Government International Bond	1.000	12/20/2015	2.531		100,000	(806)	491	0	(315)
	Brazil Government International Bond	1.000	03/20/2016	2.532		75,000	(608)	85	0	(523)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.132		10,000	15	(112)	0	(97)
	Chesapeake Energy Corp.	5.000	09/20/2020	12.616		1,500	(151)	(206)	0	(357)
	China Development Bank Corp.	1.000	06/20/2016	0.562		50,000	(326)	499	173	0
	China Government International Bond	1.000	06/20/2017	0.572		15,000	236	(121)	115	0
	Export-Import Bank of China	1.000	06/20/2016	0.537		40,000	(232)	378	146	0
	Indonesia Government International Bond	1.000	12/20/2015	1.005		20,000	(304)	309	5	0
	Indonesia Government International Bond	1.000	03/20/2016	1.005		15,000	(267)	271	4	0
	Japan Government International Bond	1.000	12/20/2015	0.085		5,000	90	(78)	12	0
	MetLife, Inc.	1.000	12/20/2020	0.979		15,000	74	(54)	20	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		63,900	(506)	631	125	0
	Mexico Government International Bond	1.000	03/20/2017	0.983		5,000	(55)	58	3	0
	Mexico Government International Bond	1.000	06/20/2017	1.052		10,600	(356)	349	0	(7)
	Mexico Government International Bond	1.000	09/20/2017	1.103		25,000	(332)	288	0	(44)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		94,500	(8,746)	(19,663)	0	(28,409)
RYL	Indonesia Government International Bond	1.000	03/20/2016	1.005		46,900	(1,041)	1,053	12	0
	Japan Government International Bond	1.000	12/20/2015	0.085		50,000	930	(813)	117	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		5,000	(139)	149	10	0
	U.S. Treasury Notes	0.250	03/20/2016	0.050	EUR	48,500	(588)	643	55	0
UAG	Brazil Government International Bond	1.000	03/20/2016	2.532		$35,000	(336)	92	0	(244)
	Mexico Government International Bond	1.000	09/20/2016	0.828		17,900	(79)	114	35	0
	Mexico Government International Bond	1.000	09/20/2017	1.103		10,000	(135)	118	0	(17)
	U.S. Treasury Notes	0.250	06/20/2016	0.050	EUR	125,000	(2,169)	2,383	214	0

							$(67,017)	$(58,572)	$13,846	$(139,435)

See Accompanying Notes	33

Schedule of Investments PIMCO Total Return Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$21,787	$(4,682)	$653	$0	$(4,029)
CBK	MCDX-15 5-Year Index	1.000	12/20/2015	53,100	(1,104)	1,106	2	0
	MCDX-24 5-Year Index	1.000	06/20/2020	211,000	635	(775)	0	(140)
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	2,098	(6)	5	0	(1)
	MCDX-15 5-Year Index	1.000	12/20/2015	10,000	(389)	389	0	0
	MCDX-24 5-Year Index	1.000	06/20/2020	182,900	592	(713)	0	(121)
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	198,621	(1,366)	668	0	(698)
	MCDX-15 5-Year Index	1.000	12/20/2015	21,900	(866)	867	1	0
	MCDX-24 5-Year Index	1.000	06/20/2020	151,200	455	(555)	0	(100)

					$(6,731)	$1,645	$3	$(5,089)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	15.960%	01/02/2018	BRL	161,500	$0	$156	$156	$0
	Receive	3-Month USD-CPURNSA Index	0.415	09/23/2016		$115,300	0	10	10	0
	Receive	3-Month USD-CPURNSA Index	0.400	09/25/2016		63,200	0	15	15	0
	Pay	28-Day MXN-TIIE	6.920	11/28/2029	MXN	14,000	0	12	12	0
BPS	Pay	1-Year BRL-CDI	15.510	07/01/2016	BRL	4,820,900	1,168	189	1,357	0
	Pay	1-Year BRL-CDI	15.820	07/01/2016		3,833,100	1,109	1,647	2,756	0
	Pay	1-Year BRL-CDI	15.700	01/02/2017		3,411,000	(1,852)	3,358	1,506	0
	Pay	1-Year BRL-CDI	15.980	01/02/2017		979,000	(37)	1,094	1,057	0
	Pay	1-Year BRL-CDI	14.720	01/02/2018		490,000	(320)	(1,545)	0	(1,865)
	Receive	1-Year BRL-CDI	12.510	01/04/2021		535,000	(11)	10,612	10,601	0
	Receive	1-Year BRL-CDI	12.810	01/04/2021		328,300	(262)	6,078	5,816	0
	Pay	1-Year BRL-CDI	13.700	01/04/2021		772,000	424	(8,835)	0	(8,411)
	Receive	1-Year BRL-CDI	14.830	01/04/2021		348,100	70	1,019	1,089	0
	Pay	1-Year BRL-CDI	16.950	01/04/2021		470,000	17	4,701	4,718	0
	Pay	3-Month USD-CPURNSA Index	2.595	09/03/2029		$50,000	0	7,175	7,175	0
BRC	Pay	1-Year BRL-CDI	15.980	01/02/2017	BRL	290,400	156	1	157	0
CBK	Pay	3-Month USD-CPURNSA Index	2.660	08/19/2029		$100,000	0	15,415	15,415	0
DUB	Pay	1-Year BRL-CDI	15.510	07/01/2016	BRL	205,000	7	51	58	0
	Pay	1-Year BRL-CDI	15.700	01/02/2017		101,700	1	44	45	0
	Pay	1-Year BRL-CDI	14.900	01/02/2018		1,010,000	26	(3,132)	0	(3,106)
	Pay	1-Year BRL-CDI	14.920	01/02/2018		1,900,000	0	(5,710)	0	(5,710)
	Pay	1-Year BRL-CDI	17.365	01/02/2018		370,000	(4)	2,314	2,310	0
	Receive	1-Year BRL-CDI	12.810	01/04/2021		579,500	(512)	10,778	10,266	0
	Pay	1-Year BRL-CDI	13.700	01/04/2021		1,525,100	864	(17,481)	0	(16,617)
	Receive	1-Year BRL-CDI	14.750	01/04/2021		193,100	(26)	734	708	0
	Receive	1-Year BRL-CDI	14.830	01/04/2021		1,784,200	1	5,581	5,582	0
	Pay	1-Year BRL-CDI	15.900	01/04/2021		1,041,700	(84)	3,926	3,842	0
	Pay	1-Year BRL-CDI	13.740	01/02/2025		319,900	(207)	(3,373)	0	(3,580)
	Pay	3-Month USD-CPURNSA Index	2.493	09/04/2024		$100,000	0	10,797	10,797	0
	Pay	3-Month USD-CPURNSA Index	2.455	09/16/2024		100,000	0	10,337	10,337	0
	Pay	3-Month USD-CPURNSA Index	2.638	08/25/2029		50,000	0	7,526	7,526	0
FBF	Pay	1-Year BRL-CDI	13.700	01/04/2021	BRL	260,000	237	(3,070)	0	(2,833)
	Pay	28-Day MXN-TIIE	6.338	11/12/2019	MXN	3,503,000	0	1,170	1,170	0
GLM	Pay	1-Year BRL-CDI	15.700	01/02/2017	BRL	5,040,200	(658)	2,883	2,225	0
	Pay	1-Year BRL-CDI	15.980	01/02/2017		1,420,000	627	906	1,533	0
	Pay	1-Year BRL-CDI	14.720	01/02/2018		740,000	(503)	(2,313)	0	(2,816)
	Receive	1-Year BRL-CDI	12.810	01/04/2021		603,600	(35)	10,728	10,693	0

34	See Accompanying Notes

September 30, 2015

(Unaudited)

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Pay	1-Year BRL-CDI	16.400%	01/04/2021		572,800	$372	$3,498	$3,870	$0
	Pay	1-Year BRL-CDI	13.740	01/02/2025		21,000	(16)	(219)	0	(235)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	299,400	(734)	394	0	(340)
HUS	Pay	1-Year BRL-CDI	15.510	07/01/2016	BRL	3,773,300	(1,555)	2,617	1,062	0
	Pay	1-Year BRL-CDI	15.700	01/02/2017		715,500	(634)	950	316	0
	Pay	1-Year BRL-CDI	15.980	01/02/2017		1,695,000	915	914	1,829	0
	Pay	1-Year BRL-CDI	14.720	01/02/2018		2,097,500	(1,194)	(6,789)	0	(7,983)
	Receive	1-Year BRL-CDI	16.690	01/02/2018		264,000	2	(992)	0	(990)
	Pay	1-Year BRL-CDI	13.700	01/04/2021		2,135,300	760	(24,025)	0	(23,265)
	Receive	1-Year BRL-CDI	14.800	01/04/2021		686,100	(16)	2,304	2,288	0
	Receive	1-Year BRL-CDI	16.485	01/04/2021		444,000	0	(3,233)	0	(3,233)
	Pay	28-Day MXN-TIIE	5.470	04/26/2019	MXN	570,000	54	545	599	0
	Pay	28-Day MXN-TIIE	5.750	06/08/2020		345,000	(449)	851	402	0
	Pay	28-Day MXN-TIIE	5.500	09/02/2022		552,800	(1,041)	241	0	(800)
	Pay	28-Day MXN-TIIE	5.750	09/02/2022		500,000	(38)	(233)	0	(271)
	Pay	28-Day MXN-TIIE	6.570	04/19/2024		16,400	0	27	27	0
JPM	Pay	1-Year BRL-CDI	15.510	07/01/2016	BRL	1,670,000	267	203	470	0
	Pay	3-Month USD-CPURNSA Index	2.455	09/16/2024		$100,000	0	10,337	10,337	0
MYC	Receive	1-Year BRL-CDI	12.810	01/04/2021	BRL	25,700	(24)	479	455	0
	Pay	28-Day MXN-TIIE	6.320	05/02/2024	MXN	18,400	27	(18)	9	0

							$(3,108)	$61,649	$140,596	$(82,055)

Total Swap Agreements							$(76,856)	$4,722	$154,445	$(226,579)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(o)	Securities with an aggregate market value of $30,506 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$0	$0	$0	$0	$(422)	$0	$0	$(422)	$(422)	$501	$79
BOA	590,340	30,647	444	621,431	(33,221)	(30,715)	(7,533)	(71,469)	549,962	(550,125)	(163)
BPS	187,388	0	36,553	223,941	(31,517)	(1,113)	(29,180)	(61,810)	162,131	(210,390)	(48,259)
BRC	157,738	0	3,408	161,146	(7,988)	(209)	(21,263)	(29,460)	131,686	(135,620)	(3,934)
CBK	292,792	0	17,969	310,761	(81,417)	(7,171)	(15,351)	(103,939)	206,822	(251,869)	(45,047)
DUB	861,299	0	54,863	916,162	(208,976)	(23,775)	(35,355)	(268,106)	648,056	(738,660)	(90,604)
FBF	165,855	0	1,506	167,361	(19,148)	(31,004)	(4,483)	(54,635)	112,726	(61,170)	51,556
GLM	198,621	32,365	18,321	249,307	(50,067)	(71,283)	(3,391)	(124,741)	124,566	(143,430)	(18,864)
GST	0	0	372	372	0	0	(16,206)	(16,206)	(15,834)	17,792	1,958
HUS	128,419	0	6,915	135,334	(5,342)	(4,693)	(47,471)	(57,506)	77,828	(117,723)	(39,895)
IND	10,760	0	0	10,760	0	0	0	0	10,760	(14,740)	(3,980)
JPM	659,583	19,044	11,859	690,486	(229,274)	(35,137)	(13,277)	(277,688)	412,798	(435,945)	(23,147)
MBC	0	0	128	128	0	0	(2,258)	(2,258)	(2,130)	2,574	444
MSB	192,479	0	0	192,479	(49,871)	(760)	0	(50,631)	141,848	(160,300)	(18,452)
MYC	0	75,790	1,664	77,454	0	(61,299)	(30,550)	(91,849)	(14,395)	6,404	(7,991)
NAB	224,889	0	0	224,889	0	0	0	0	224,889	(220,920)	3,969
NGF	163,627	0	0	163,627	(2,881)	0	0	(2,881)	160,746	(166,585)	(5,839)
RBC	4,865	0	0	4,865	0	0	0	0	4,865	(3,704)	1,161
RYL	1,767	0	194	1,961	(122)	0	0	(122)	1,839	211	2,050
SCX	52,642	0	0	52,642	(10,226)	0	0	(10,226)	42,416	(53,800)	(11,384)
SOG	57,389	0	0	57,389	(3,312)	(292)	0	(3,604)	53,785	(53,168)	617
UAG	255,597	0	249	255,846	(18,042)	(8,752)	(261)	(27,055)	228,791	(292,790)	(63,999)

Total Over the Counter	$4,206,050	$157,846	$154,445	$4,518,341	$(751,826)	$(276,203)	$(226,579)	$(1,254,608)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	35

Schedule of Investments PIMCO Total Return Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1,640	$1,640
Futures	0	0	0	0	32,136	32,136
Swap Agreements	0	11,424	0	0	80,858	92,282

	$0	$11,424	$0	$0	$114,634	$126,058

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,206,050	$0	$4,206,050
Purchased Options	0	0	0	0	157,846	157,846
Swap Agreements	0	13,849	0	0	140,596	154,445

	$0	$13,849	$0	$4,206,050	$298,442	$4,518,341

	$0	$25,273	$0	$4,206,050	$413,076	$4,644,399

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21,517	$21,517
Swap Agreements	0	403	0	0	3,733	4,136

	$0	$403	$0	$0	$25,250	$25,653

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$751,826	$0	$751,826
Written Options	0	644	0	127,349	148,210	276,203
Swap Agreements	0	144,524	0	0	82,055	226,579

	$0	$145,168	$0	$879,175	$230,265	$1,254,608

	$0	$145,571	$0	$879,175	$255,515	$1,280,261

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(94)	$(94)
Written Options	0	0	0	0	84,860	84,860
Futures	0	0	0	0	(383,646)	(383,646)
Swap Agreements	0	41,170	0	0	(1,091,224)	(1,050,054)

	$0	$41,170	$0	$0	$(1,390,104)	$(1,348,934)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,759,494	$0	$1,759,494
Purchased Options	0	0	0	(823)	(17,977)	(18,800)
Written Options	0	3,113	0	123,415	140,786	267,314
Swap Agreements	0	(153,283)	0	0	(2,932)	(156,215)

	$0	$(150,170)	$0	$1,882,086	$119,877	$1,851,793

	$0	$(109,000)	$0	$1,882,086	$(1,270,227)	$502,859

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$346	$346
Futures	0	0	0	0	(306,686)	(306,686)
Swap Agreements	0	(148,241)	0	0	1,026,232	877,991

	$0	$(148,241)	$0	$0	$719,892	$571,651

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(860,645)	$0	$(860,645)
Purchased Options	0	0	0	1,036	(11,316)	(10,280)
Written Options	0	(41)	0	(33,473)	(61,914)	(95,428)
Swap Agreements	0	122,697	0	0	6,346	129,043

	$0	$122,656	$0	$(893,082)	$(66,884)	$(837,310)

	$0	$(25,585)	$0	$(893,082)	$653,008	$(265,659)

36	See Accompanying Notes

September 30, 2015

(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$20,702	$15,435	$36,137
Corporate Bonds & Notes
Banking & Finance	0	14,060,313	704,165	14,764,478
Industrials	0	1,580,423	2,600	1,583,023
Utilities	0	1,491,179	6	1,491,185
Convertible Bonds & Notes
Banking & Finance	0	24,875	0	24,875
Municipal Bonds & Notes
California	0	2,215,966	0	2,215,966
Connecticut	0	4,354	0	4,354
Georgia	0	159,774	0	159,774
Illinois	0	460,986	0	460,986
Iowa	0	30,567	0	30,567
Louisiana	0	38,058	0	38,058
Massachusetts	0	25,334	0	25,334
Michigan	0	10,068	0	10,068
Nebraska	0	11,639	0	11,639
Nevada	0	40,750	0	40,750
New Jersey	0	3,045	0	3,045
New York	0	169,699	0	169,699
Ohio	0	430,796	0	430,796
Pennsylvania	0	56,053	0	56,053
Rhode Island	0	184	0	184
Tennessee	0	7,652	0	7,652
Texas	0	90,399	0	90,399
Utah	0	813	0	813
Washington	0	409	0	409
West Virginia	0	131,679	0	131,679
U.S. Government Agencies	0	44,324,335	58,212	44,382,547
U.S. Treasury Obligations	0	40,768,642	0	40,768,642
Mortgage-Backed Securities	0	9,537,366	120,364	9,657,730
Asset-Backed Securities	0	3,297,568	0	3,297,568
Sovereign Issues	0	10,084,363	0	10,084,363
Convertible Preferred Securities
Banking & Finance	0	213,252	0	213,252

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Preferred Securities
Banking & Finance	$9,925	$4,155	$0	$14,080
Short-Term Instruments
Certificates of Deposit	0	676,376	0	676,376
Commercial Paper	0	439,768	0	439,768
Repurchase Agreements	0	33,607	0	33,607
China Treasury Bills	0	31	0	31
Japan Treasury Bills	0	1,835,761	0	1,835,761
Mexico Treasury Bills	0	11,977	0	11,977
U.S. Treasury Bills	0	12,986	0	12,986
	$9,925	$132,305,904	$900,782	$133,216,611

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,100,806	$0	$0	$1,100,806
Total Investments	$1,110,731	$132,305,904	$900,782	$134,317,417

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(41,651)	$0	$(41,651)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32,069	93,116	0	125,185
Over the counter	14	4,517,904	423	4,518,341
	$32,083	$4,611,020	$423	$4,643,526

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21,414)	(2,638)	0	(24,052)
Over the counter	0	(1,254,608)	0	(1,254,608)
	$(21,414)	$(1,257,246)	$0	$(1,278,660)

Totals	$1,121,400	$135,618,027	$901,205	$137,640,632

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$19,268	$0	$(3,815)	$0	$0	$(18)	$0	$0	$15,435	$(18)
Corporate Bonds & Notes
Banking & Finance	439,357	292,846	(6,254)	401	(6)	(14,155)	0	(8,024)	704,165	(14,248)
Industrials	55,446	0	(5,374)	(79)	(14)	(1,244)	0	(46,135)	2,600	(24)
Utilities	12	0	(6)	0	0	0	0	0	6	0
U.S. Government Agencies	19,031	40,692	(1,695)	(97)	(21)	302	0	0	58,212	247
Mortgage-Backed Securities	257,706	0	(18,425)	(107)	(290)	(3,572)	0	(114,948)	120,364	(2,210)
Short-Term Instruments
Short-Term Notes	221,899	0	(224,029)	858	0	1,272	0	0	0	0

	$1,012,719	$333,538	$(259,598)	$976	$(331)	$(17,415)	$0	$(169,107)	$900,782	$(16,253)

Financial Derivative Instruments - Assets
Over the counter	$795	$0	$0	$0	$0	$(372)	$0	$0	$423	$(372)

Totals	$1,013,514	$333,538	$(259,598)	$976	$(331)	$(17,787)	$0	$(169,107)	$901,205	$(16,625)

See Accompanying Notes	37

Schedule of Investments PIMCO Total Return Fund (Cont.)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$15,435	Proxy Pricing	Base Price	99.82
Corporate Bonds & Notes
Banking & Finance	704,165	Proxy Pricing	Base Price	96.90 - 113.00
Industrials	2,600	Third Party Vendor	Broker Quote	29.00 - 106.00
Utilities	6	Third Party Vendor	Broker Quote	100.00
U.S. Government Agencies	58,212	Proxy Pricing	Base Price	94.96 - 107.00
Mortgage-Backed Securities	104,118	Third Party Vendor	Broker Quote	75.75 - 103.08
	16,246	Proxy Pricing	Base Price	84.82 - 99.83

Financial Derivative Instruments - Assets
Over the counter	423	Indicative Market Quotation	Broker Quote	0.53

Total	$901,205

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

38	See Accompanying Notes

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
COM	Commerz Bank AG	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
DBL	Deutsche Bank AG London	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	SOG	Societe Generale
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PHP	Philippine Peso
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
CR	Custodial Receipts

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	TIIE	Tasa de Interés Interbancaria de Equilibrio
CBO	Collateralized Bond Obligation	FSB	Federal Savings Bank

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ PETER G. STRELOW

Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER G. STRELOW

Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By:	/s/ TRENT W. WALKER

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015